UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – June 30, 2018

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2018

EQ Advisors Trust Semi-Annual Report

June 30, 2018

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Equity	58.0%
Fixed Income	22.8
Alternatives	18.5
Repurchase Agreements	0.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
EQ/MFS International Growth Portfolio	7.2%
AXA/AB Small Cap Growth Portfolio	6.8
1290 VT GAMCO Small Company Value Portfolio	6.4
EQ/Global Bond PLUS Portfolio	6.2
EQ/T. Rowe Price Growth Stock Portfolio	5.3
AXA/Loomis Sayles Growth Portfolio	5.1
1290 VT GAMCO Mergers & Acquisitions Portfolio	4.8
1290 VT Natural Resources Portfolio	4.4
EQ/Invesco Comstock Portfolio	4.3
1290 VT Real Estate Portfolio	4.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,006.14	$2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	2.87
Class IB
Actual	1,000.00	1,006.13	2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	2.87
Class K
Actual	1,000.00	1,007.10	1.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	1.62

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.57%, 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Invesco DB Gold Fund (x)*	126,040	$4,979,840
Invesco DB Silver Fund*‡	130,180	3,188,108
iShares China Large-Cap ETF (x)	39,905	1,714,718
iShares Gold Trust*	980,100	11,780,802
iShares International Developed Property ETF	87,380	3,323,358
iShares JP Morgan USD Emerging Markets Bond ETF	57,480	6,137,140
iShares MSCI EAFE Small-Cap ETF	79,260	4,972,772
iShares MSCI Global Gold Miners ETF (x)	12,894	225,903
iShares Silver Trust (x)*	22,300	337,845
iShares U.S. Oil & Gas Exploration & Production ETF (x)	22,950	1,705,415
SPDR S&P Emerging Asia Pacific ETF	5,490	546,358
SPDR S&P Emerging Markets SmallCap ETF (x)	32,695	1,551,378

Total Exchange Traded Funds (12.0%) (Cost $34,664,571)		40,463,637

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	672,672	6,671,455
1290 VT Equity Income Portfolio‡	965,812	5,743,008
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,255,875	16,388,975
1290 VT GAMCO Small Company Value Portfolio‡	338,342	21,572,853
1290 VT High Yield Bond Portfolio‡	1,060,532	10,233,778
1290 VT Low Volatility Global Equity Portfolio‡	532,007	6,246,492
1290 VT Natural Resources Portfolio‡	1,630,116	14,947,155
1290 VT Real Estate Portfolio‡	1,263,137	14,045,864
AXA/AB Small Cap Growth Portfolio‡	1,013,398	22,907,725
AXA/Janus Enterprise Portfolio*‡	90,341	1,774,406
AXA/Loomis Sayles Growth Portfolio‡	1,929,452	17,385,978
EQ/BlackRock Basic Value Equity Portfolio‡	567,000	14,035,658
EQ/Emerging Markets Equity PLUS Portfolio‡	903,483	8,702,111
EQ/Global Bond PLUS Portfolio‡	2,334,919	20,972,530
EQ/Intermediate Government Bond Portfolio‡	583,534	5,898,696
EQ/International Equity Index Portfolio‡	1,139,016	11,190,911
EQ/Invesco Comstock Portfolio‡	779,854	14,411,377
EQ/JPMorgan Value Opportunities Portfolio‡	714,450	13,472,255
EQ/MFS International Growth Portfolio‡	2,896,066	24,381,892
EQ/PIMCO Global Real Return Portfolio‡	1,398,746	13,799,884

EQ/PIMCO Ultra Short Bond Portfolio‡	679,859	6,807,971
EQ/T. Rowe Price Growth Stock Portfolio*‡	339,828	17,892,219
Multimanager Core Bond Portfolio‡	720,980	6,911,237

Total Investment Companies (87.6%) (Cost $242,155,816)		296,394,430

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $500,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $510,000. (xx)	$500,000	500,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $102,000. (xx)	100,000	100,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $400,170, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $421,715. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $57,052, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $58,183. (xx)	57,042	57,042
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $98,944, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $100,907. (xx)	98,928	98,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $99,101, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $101,066. (xx)	$99,084	$99,084
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various Common Stocks; total market value $111,220. (xx)	100,000	100,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $222,553, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $227,069. (xx)	222,516	222,516
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000

Total Repurchase Agreements		2,377,570

Total Short-Term Investments (0.7%) (Cost $2,377,570)		2,377,570

Total Investments in Securities (100.3%) (Cost $279,197,957)		339,235,637
Other Assets Less Liabilities (-0.3%)		(860,065)

Net Assets (100%)		$338,375,572

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $2,462,895. This was secured by cash collateral of $2,377,570 which was subsequently invested in joint repurchase agreements with a total value of $2,377,570, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $118,403 collateralized by various U.S. Government Treasury Securities, ranging from 0.750% - 3.625%, maturing 9/30/18 - 8/15/47.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Silver Fund.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	672,672	6,302,519	716,743	(275,858)	(338)	(71,611)	6,671,455	—	—
1290 VT Equity Income Portfolio	965,812	6,920,650	37,105	(1,045,207)	(3,270)	(166,270)	5,743,008	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,255,875	17,062,120	417,401	(993,667)	651	(97,530)	16,388,975	—	—
1290 VT GAMCO Small Company Value Portfolio	338,342	22,042,552	139,144	(919,525)	14,147	296,535	21,572,853	—	—
1290 VT High Yield Bond Portfolio	1,060,532	10,164,396	764,934	(679,112)	(805)	(15,635)	10,233,778	—	—
1290 VT Low Volatility Global Equity Portfolio	532,007	5,833,135	761,019	(337,159)	523	(11,026)	6,246,492	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Natural Resources Portfolio	1,630,116	15,637,820	83,486	(1,576,714)	2,999	799,564	14,947,155	—	—
1290 VT Real Estate Portfolio	1,263,137	14,460,365	83,486	(551,714)	317	53,410	14,045,864	—	—
AXA/AB Small Cap Growth Portfolio	1,013,398	23,304,777	143,782	(3,080,175)	241,648	2,297,693	22,907,725	—	—
AXA/Janus Enterprise Portfolio*	90,341	1,704,588	9,276	(61,301)	(510)	122,353	1,774,406	—	—
AXA/Loomis Sayles Growth Portfolio	1,929,452	18,084,501	106,676	(1,784,968)	420,113	559,656	17,385,978	—	—
EQ/BlackRock Basic Value Equity Portfolio	567,000	15,605,869	88,124	(1,682,366)	525,644	(501,613)	14,035,658	—	—
EQ/Emerging Markets Equity PLUS Portfolio	903,483	9,176,828	1,055,657	(967,809)	65,357	(627,922)	8,702,111	—	—
EQ/Global Bond PLUS Portfolio	2,334,919	21,670,927	1,234,505	(1,438,874)	2,329	(496,357)	20,972,530	—	—
EQ/Intermediate Government Bond Portfolio	583,534	5,620,287	737,104	(420,207)	(1,606)	(36,882)	5,898,696	—	—
EQ/International Equity Index Portfolio	1,139,016	10,807,228	1,069,573	(459,762)	7,016	(233,144)	11,190,911	—	—
EQ/Invesco Comstock Portfolio	779,854	15,506,087	88,125	(1,207,366)	223,648	(199,117)	14,411,377	—	—
EQ/JPMorgan Value Opportunities Portfolio	714,450	14,515,798	92,763	(613,016)	7,213	(530,503)	13,472,255	—	—
EQ/MFS International Growth Portfolio	2,896,066	25,292,480	153,059	(1,361,476)	62,382	235,447	24,381,892	—	—
EQ/PIMCO Global Real Return Portfolio	1,398,746	13,669,747	1,188,125	(1,032,366)	(2,573)	(23,049)	13,799,884	—	—
EQ/PIMCO Ultra Short Bond Portfolio	679,859	6,232,974	1,041,744	(525,858)	15	59,096	6,807,971	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	339,828	18,374,246	106,676	(2,304,968)	520,482	1,195,783	17,892,219	—	—
Invesco DB Silver Fund* (a)	130,180	3,388,586	—	—	—	(200,478)	3,188,108	—	—
Multimanager Core Bond Portfolio	720,980	6,816,736	942,707	(645,858)	(3,422)	(198,926)	6,911,237	100,964	—

Total		308,195,216	11,061,214	(23,965,326)	2,081,960	2,209,474	299,582,538	100,964	—

(a)	Formerly known as PowerShares DB Silver Fund.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$40,463,637	$—	$—	$40,463,637
Investment Companies
Investment Companies	—	296,394,430	—	296,394,430
Short-Term Investments
Repurchase Agreements	—	2,377,570	—	2,377,570

Total Assets	$40,463,637	$298,772,000	$—	$339,235,637

Total Liabilities	$—	$—	$—	$—

Total	$40,463,637	$298,772,000	$—	$339,235,637

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,736,858
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,137,732

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,884,799
Aggregate gross unrealized depreciation	(3,319,272)

Net unrealized appreciation	$60,565,527

Federal income tax cost of investments in securities and derivative instruments, if applicable	$278,670,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $245,564,696)	$299,582,538
Unaffiliated Issuers (Cost $31,255,691)	37,275,529
Repurchase Agreements (Cost $2,377,570)	2,377,570
Cash	1,769,056
Receivable for securities sold	52,076
Receivable from Separate Accounts for Portfolio shares sold	35,735
Dividends, interest and other receivables	19,320
Securities lending income receivable	9,445
Other assets	3,695

Total assets	341,124,964

LIABILITIES
Payable for return of collateral on securities loaned	2,377,570
Distribution fees payable – Class IB	63,498
Payable to Separate Accounts for Portfolio shares redeemed	60,133
Administrative fees payable	38,823
Investment management fees payable	28,158
Payable for securities purchased	15,469
Distribution fees payable – Class IA	6,420
Trustees’ fees payable	1,019
Accrued expenses	158,302

Total liabilities	2,749,392

NET ASSETS	$338,375,572

Net assets were comprised of:
Paid in capital	$269,293,566
Accumulated undistributed net investment income (loss)	(208,173)
Accumulated undistributed net realized gain (loss)	9,252,499
Net unrealized appreciation (depreciation)	60,037,680

Net assets	$338,375,572

Class IA
Net asset value, offering and redemption price per share, $30,821,967 / 1,448,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.29

Class IB
Net asset value, offering and redemption price per share, $305,252,762 / 14,303,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.34

Class K
Net asset value, offering and redemption price per share, $2,300,843 / 108,168 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.27

(x)	Includes value of securities on loan of $2,462,895.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($100,964 of dividend income received from affiliates)	$378,789
Interest	7,089
Securities lending (net)	54,680

Total income	440,558

EXPENSES
Distribution fees – Class IB	385,036
Administrative fees	234,258
Investment management fees	170,900
Custodian fees	67,699
Professional fees	46,188
Distribution fees – Class IA	39,135
Recoupment fees	12,920
Printing and mailing expenses	12,714
Trustees’ fees	3,920
Miscellaneous	2,494

Total expenses	975,264

NET INVESTMENT INCOME (LOSS)	(534,706)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,081,960 of realized gain (loss) from affiliates)	2,129,468
Net change in unrealized appreciation (depreciation) on investments in securities ($2,209,474 of change in unrealized appreciation (depreciation) from affiliates)	548,488

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,677,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,143,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(534,706)	$2,866,614
Net realized gain (loss)	2,129,468	13,571,420
Net change in unrealized appreciation (depreciation)	548,488	30,006,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,143,250	46,444,338

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(443,883)
Class IB	—	(4,410,292)
Class K	—	(42,176)

	—	(4,896,351)

Distributions from net realized capital gains
Class IA	—	(620,960)
Class IB	—	(6,201,931)
Class K	—	(50,905)

	—	(6,873,796)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,770,147)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 29,455 and 92,109 shares, respectively ]	624,303	1,727,042
Capital shares issued in connection with merger (Note 8) [ 0 and 720,067 shares, respectively ]	—	14,601,726
Capital shares issued in reinvestment of dividends and distributions [ 0 and 50,886 shares, respectively ]	—	1,064,843
Capital shares repurchased [ (71,011) and (344,939) shares, respectively ]	(1,519,138)	(7,189,045)

Total Class IA transactions	(894,835)	10,204,566

Class IB
Capital shares sold [ 470,092 and 856,863 shares, respectively ]	10,060,736	17,462,703
Capital shares issued in connection with merger (Note 8) [ 0 and 1,692,482 shares, respectively ]	—	33,818,185
Capital shares issued in reinvestment of dividends and distributions [ 0 and 505,849 shares, respectively ]	—	10,612,223
Capital shares repurchased [ (930,457) and (1,696,344) shares, respectively ]	(19,894,443)	(34,341,613)

Total Class IB transactions	(9,833,707)	27,551,498

Class K
Capital shares sold [ 11,818 and 26,923 shares, respectively ]	254,780	693,367
Capital shares issued in connection with merger (Note 8) [ 0 and 90,007 shares, respectively ]	—	1,801,349
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,453 shares, respectively ]	—	93,081
Capital shares repurchased [ (26,341) and (76,655) shares, respectively ]	(557,417)	(1,548,583)

Total Class K transactions	(302,637)	1,039,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,031,179)	38,795,278

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,887,929)	73,469,469
NET ASSETS:
Beginning of period	347,263,501	273,794,032

End of period (a)	$338,375,572	$347,263,501

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(208,173)	$326,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.16		$18.90		$17.84	$19.30	$19.59	$18.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.21		0.23	0.14	0.24	0.21
Net realized and unrealized gain (loss)	0.16		2.79		1.48	(0.90)	0.25	2.37

Total from investment operations	0.13		3.00		1.71	(0.76)	0.49	2.58

Less distributions:
Dividends from net investment income	—		(0.31)		(0.25)	(0.16)	(0.28)	(0.27)
Distributions from net realized gains	—		(0.43)		(0.40)	(0.54)	(0.50)	(1.14)

Total dividends and distributions	—		(0.74)		(0.65)	(0.70)	(0.78)	(1.41)

Net asset value, end of period	$21.29		$21.16		$18.90	$17.84	$19.30	$19.59

Total return (b)	0.61%		15.91%		9.55%	(3.94)%	2.42%	14.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,822		$31,514		$18,358	$14,722	$12,546	$9,868
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.59	%(k)	0.58%	0.57%	0.51%	0.35%
Before waivers and reimbursements (a)(f)	0.57%		0.63%		0.59%	0.57%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.32)%		1.01%		1.26%	0.71%	1.21%	1.09%
Before waivers and reimbursements (a)(f)(x)	(0.32)%		0.98%		1.25%	0.71%	1.14%	0.86%
Portfolio turnover rate (z)^	3%		15%		11%	14%	18%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.21		$18.95		$17.88	$19.34	$19.64	$18.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.18		0.21	0.12	0.21	0.17
Net realized and unrealized gain (loss)	0.16		2.82		1.51	(0.88)	0.27	2.42

Total from investment operations	0.13		3.00		1.72	(0.76)	0.48	2.59

Less distributions:
Dividends from net investment income	—		(0.31)		(0.25)	(0.16)	(0.28)	(0.27)
Distributions from net realized gains	—		(0.43)		(0.40)	(0.54)	(0.50)	(1.14)

Total dividends and distributions	—		(0.74)		(0.65)	(0.70)	(0.78)	(1.41)

Net asset value, end of period	$21.34		$21.21		$18.95	$17.88	$19.34	$19.64

Total return (b)	0.61%		15.87%		9.59%	(3.93)%	2.36%	14.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$305,253		$313,159		$253,966	$247,650	$276,875	$285,902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.59	%(k)	0.58%	0.57%	0.50%	0.35%
Before waivers and reimbursements (a)(f)	0.57%		0.62%		0.59%	0.57%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.31)%		0.90%		1.11%	0.62%	1.06%	0.88%
Before waivers and reimbursements (a)(f)(x)	(0.31)%		0.86%		1.10%	0.62%	0.98%	0.65%
Portfolio turnover rate (z)^	3%		15%		11%	14%	18%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.12		$18.86		$17.80	$19.26	$19.56	$18.39

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.24		0.27	0.20	0.31	0.38
Net realized and unrealized gain (loss)	0.16		2.81		1.48	(0.92)	0.22	2.25

Total from investment operations	0.15		3.05		1.75	(0.72)	0.53	2.63

Less distributions:
Dividends from net investment income	—		(0.36)		(0.29)	(0.20)	(0.33)	(0.32)
Distributions from net realized gains	—		(0.43)		(0.40)	(0.54)	(0.50)	(1.14)

Total dividends and distributions	—		(0.79)		(0.69)	(0.74)	(0.83)	(1.46)

Net asset value, end of period	$21.27		$21.12		$18.86	$17.80	$19.26	$19.56

Total return (b)	0.71%		16.22%		9.84%	(3.72)%	2.62%	14.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,301		$2,591		$1,470	$1,191	$931	$674
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.32	%(j)	0.34	%(k)	0.33%	0.32%	0.26%	0.10%
Before waivers and reimbursements (a)(f)	0.32%		0.37%		0.34%	0.32%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%		1.20%		1.45%	1.06%	1.56%	1.89%
Before waivers and reimbursements (a)(f)(x)	(0.07)%		1.17%		1.44%	1.06%	1.49%	1.66%
Portfolio turnover rate (z)^	3%		15%		11%	14%	18%	43%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.30% for Class IA, 1.30% for Class IB and 1.05% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.31% for Class IA, 1.31% for Class IB and 1.06% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	89.6%
Equity	10.4

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/Intermediate Government Bond Portfolio	89.6%
AXA 500 Managed Volatility Portfolio	5.7
AXA 2000 Managed Volatility Portfolio	2.6
AXA International Managed Volatility Portfolio	1.5
AXA 400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$994.91	$2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.52

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	253,679	$5,869,821
AXA 400 Managed Volatility Portfolio‡	54,679	1,283,882
AXA 500 Managed Volatility Portfolio‡	540,017	13,235,182
AXA International Managed Volatility Portfolio‡	254,608	3,443,596
EQ/Intermediate Government Bond Portfolio‡	20,411,941	206,335,421

Total Investments in Securities (99.7%) (Cost $230,012,113)		230,167,902
Other Assets Less Liabilities (0.3%)		710,242

Net Assets (100%)		$230,878,144

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	253,679	3,775,972	2,524,166	(883,870)	40,085	413,468	5,869,821	—	—
AXA 400 Managed Volatility Portfolio	54,679	759,844	721,191	(252,534)	9,299	46,082	1,283,882	—	—
AXA 500 Managed Volatility Portfolio	540,017	7,952,744	9,014,881	(4,106,679)	543,491	(169,255)	13,235,182	—	—
AXA International Managed Volatility Portfolio	254,608	2,201,396	2,163,571	(857,603)	67,466	(131,234)	3,443,596	—	—
EQ/Intermediate Government Bond Portfolio	20,411,941	121,487,798	130,864,284	(45,456,162)	(376,913)	(183,586)	206,335,421	—	—

Total		136,177,754	145,288,093	(51,556,848)	283,428	(24,525)	230,167,902	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$230,167,902	$—	$230,167,902

Total Assets	$—	$230,167,902	$—	$230,167,902

Total Liabilities	$—	$—	$—	$—

Total	$—	$230,167,902	$—	$230,167,902

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$145,288,093
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,556,848

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,346,177
Aggregate gross unrealized depreciation	(4,240,709)

Net unrealized appreciation	$105,468

Federal income tax cost of investments in securities and derivative instruments, if applicable	$230,062,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $230,012,113)	$230,167,902
Cash	186,633
Receivable from Separate Accounts for Portfolio shares sold	766,004
Other assets	2,717

Total assets	231,123,256

LIABILITIES
Payable for securities purchased	104,312
Distribution fees payable – Class IB	47,142
Administrative fees payable	25,999
Investment management fees payable	14,845
Payable to Separate Accounts for Portfolio shares redeemed	1,329
Trustees’ fees payable	159
Accrued expenses	51,326

Total liabilities	245,112

NET ASSETS	$230,878,144

Net assets were comprised of:
Paid in capital	$230,949,174
Accumulated undistributed net investment income (loss)	(485,547)
Accumulated undistributed net realized gain (loss)	258,728
Net unrealized appreciation (depreciation)	155,789

Net assets	$230,878,144

Class IB
Net asset value, offering and redemption price per share, $230,878,144 / 23,617,703 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$5,605

EXPENSES
Distribution fees – Class IB	244,605
Administrative fees	134,147
Investment management fees	97,841
Professional fees	22,280
Custodian fees	22,116
Printing and mailing expenses	7,284
Trustees’ fees	1,934
Miscellaneous	1,667

Gross expenses	531,874
Less: Waiver from investment manager	(39,352)

Net expenses	492,522

NET INVESTMENT INCOME (LOSS)	(486,917)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	283,428
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(24,525)

NET REALIZED AND UNREALIZED GAIN (LOSS)	258,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(228,014)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(486,917)	$784,068
Net realized gain (loss)	283,428	179,008
Net change in unrealized appreciation (depreciation)	(24,525)	2,734,486

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(228,014)	3,697,562

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(925,197)
Distributions from net realized capital gains
Class IB	—	(1,169,125)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,094,322)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 15,750,858 and 12,614,348 shares, respectively ]	153,463,877	124,706,461
Capital shares issued in reinvestment of dividends and distributions [ 0 and 211,931 shares, respectively ]	—	2,094,322
Capital shares repurchased [ (6,013,997) and (23,962,016) shares, respectively ]	(58,828,716)	(236,393,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	94,635,161	(109,592,830)

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,407,147	(107,989,590)
NET ASSETS:
Beginning of period	136,470,997	244,460,587

End of period (a)	$230,878,144	$136,470,997

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(485,547)	$1,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$9.83		$9.77		$10.23		$10.31		$10.21		$10.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.02		0.12		0.04		0.01
Net realized and unrealized gain (loss)	(0.03	)†	0.15		0.13		(0.12)		0.16		0.12

Total from investment operations	(0.05)		0.20		0.15		—	#	0.20		0.13

Less distributions:
Dividends from net investment income	—		(0.07)		(0.04)		(0.06)		(0.05)		(0.04)
Distributions from net realized gains	—		(0.07)		(0.57)		(0.02)		(0.05)		(0.02)

Total dividends and distributions	—		(0.14)		(0.61)		(0.08)		(0.10)		(0.06)

Net asset value, end of period	$9.78		$9.83		$9.77		$10.23		$10.31		$10.21

Total return (b)	(0.51)%		1.97%		1.39%		(0.02)%		1.89%		1.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$230,878		$136,471		$244,461		$51,200		$7,653		$5,354
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)
Before waivers and reimbursements (a)(f)	0.54%		0.57%		0.56%		1.00%		2.02%		2.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		0.48%		0.20%		1.14%		0.36%		0.09%
Before waivers and reimbursements (a)(f)(x)	(0.54)%		0.40%		0.12%		0.62%		(1.19)%		(2.32)%
Portfolio turnover rate (z)^	26%		66%		452%		208%		25%		21%
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	79.8%
Equity	20.2

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/Intermediate Government Bond Portfolio	36.3%
EQ/Core Bond Index Portfolio	33.1
AXA 500 Managed Volatility Portfolio	11.9
AXA/AB Short Duration Government Bond Portfolio	10.4
AXA 2000 Managed Volatility Portfolio	5.0
AXA International Managed Volatility Portfolio	2.9
AXA 400 Managed Volatility Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$996.71	$2.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.37

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.47%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,642,141	$37,997,138
AXA 400 Managed Volatility Portfolio‡	141,528	3,323,162
AXA 500 Managed Volatility Portfolio‡	3,715,275	91,057,010
AXA International Managed Volatility Portfolio‡	1,658,755	22,434,798
AXA/AB Short Duration Government Bond Portfolio‡	8,056,032	79,901,062
EQ/Core Bond Index Portfolio‡	26,023,068	252,894,051
EQ/Intermediate Government Bond Portfolio‡	27,443,069	277,410,033

Total Investments in Securities (100.0%) (Cost $718,862,649)		765,017,254
Other Assets Less Liabilities (0.0%)		(263,799)

Net Assets (100%)		$764,753,455

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	1,642,141	37,173,482	758,468	(2,583,373)	91,810	2,556,751	37,997,138	—	—
AXA 400 Managed Volatility Portfolio	141,528	3,585,088	151,693	(516,674)	63,509	39,546	3,323,162	—	—
AXA 500 Managed Volatility Portfolio	3,715,275	103,731,621	2,528,223	(17,111,244)	4,645,271	(2,736,861)	91,057,010	—	—
AXA International Managed Volatility Portfolio	1,658,755	26,359,428	606,774	(3,966,699)	333,319	(898,024)	22,434,798	—	—
AXA/AB Short Duration Government Bond Portfolio	8,056,032	86,109,535	2,730,481	(9,300,144)	(40,050)	401,240	79,901,062	—	—
EQ/Core Bond Index Portfolio	26,023,068	265,908,944	11,118,867	(21,011,437)	7,256	(3,129,579)	252,894,051	—	—
EQ/Intermediate Government Bond Portfolio	27,443,069	291,403,489	12,731,287	(24,800,384)	(330)	(1,924,029)	277,410,033	—	—

Total		814,271,587	30,625,793	(79,289,955)	5,100,785	(5,690,956)	765,017,254	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$765,017,254	$—	$765,017,254

Total Assets	$—	$765,017,254	$—	$765,017,254

Total Liabilities	$—	$—	$—	$—

Total	$—	$765,017,254	$—	$765,017,254

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,625,793
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$79,289,955

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,027,782
Aggregate gross unrealized depreciation	(15,914,058)

Net unrealized appreciation	$46,113,724

Federal income tax cost of investments in securities and derivative instruments, if applicable	$718,903,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $718,862,649)	$765,017,254
Receivable for securities sold	843,392
Receivable from Separate Accounts for Portfolio shares sold	122,349
Other assets	8,195

Total assets	765,991,190

LIABILITIES
Overdraft payable	406,185
Payable to Separate Accounts for Portfolio shares redeemed	488,051
Distribution fees payable – Class IB	157,773
Administrative fees payable	87,012
Investment management fees payable	44,409
Accrued expenses	54,305

Total liabilities	1,237,735

NET ASSETS	$764,753,455

Net assets were comprised of:
Paid in capital	$710,295,643
Accumulated undistributed net investment income (loss)	(1,796,125)
Accumulated undistributed net realized gain (loss)	10,099,332
Net unrealized appreciation (depreciation)	46,154,605

Net assets	$764,753,455

Class IB
Net asset value, offering and redemption price per share, $764,753,455 / 63,029,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$1,450

EXPENSES
Distribution fees – Class IB	966,351
Administrative fees	529,831
Investment management fees	386,537
Professional fees	28,807
Printing and mailing expenses	28,803
Custodian fees	24,299
Trustees’ fees	8,667
Miscellaneous	8,256

Gross expenses	1,981,551
Less: Waiver from investment manager	(153,998)

Net expenses	1,827,553

NET INVESTMENT INCOME (LOSS)	(1,826,103)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,100,785
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(5,690,956)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(590,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,416,274)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,826,103)	$7,089,960
Net realized gain (loss)	5,100,785	12,608,431
Net change in unrealized appreciation (depreciation)	(5,690,956)	16,457,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,416,274)	36,155,773

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(8,441,791)
Distributions from net realized capital gains
Class IB	—	(9,006,032)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(17,447,823)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,984,149 and 8,862,751 shares, respectively ]	60,250,243	108,005,389
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,432,201 shares, respectively ]	—	17,447,823
Capital shares repurchased [ (8,862,116) and (19,772,911) shares, respectively ]	(107,235,273)	(240,738,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(46,985,030)	(115,285,393)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,401,304)	(96,577,443)
NET ASSETS:
Beginning of period	814,154,759	910,732,202

End of period (a)	$764,753,455	$814,154,759

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,796,125)	$29,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$12.17		$11.92		$11.72		$11.85		$11.73		$11.39

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.10		0.09		0.08		0.06		0.05
Net realized and unrealized gain (loss)	(0.01)		0.41		0.24		(0.09)		0.24		0.45

Total from investment operations	(0.04)		0.51		0.33		(0.01)		0.30		0.50

Less distributions:
Dividends from net investment income	—		(0.13)		(0.10)		(0.10)		(0.09)		(0.12)
Distributions from net realized gains	—		(0.13)		(0.03)		(0.02)		(0.09)		(0.04)

Total dividends and distributions	—		(0.26)		(0.13)		(0.12)		(0.18)		(0.16)

Net asset value, end of period	$12.13		$12.17		$11.92		$11.72		$11.85		$11.73

Total return (b)	(0.33)%		4.31%		2.79%		(0.15)%		2.58%		4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$764,753		$814,155		$910,732		$819,735		$729,257		$633,456
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.44	%(j)	0.43	%(j)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.52%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.47)%		0.82%		0.78%		0.65%		0.50%		0.43%
Before waivers (a)(f)(x)	(0.51)%		0.77%		0.72%		0.58%		0.41%		0.33%
Portfolio turnover rate (z)^	4%		9%		14%		8%		11%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	59.6%
Equity	40.4

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/Intermediate Government Bond Portfolio	28.1%
EQ/Core Bond Index Portfolio	25.4
AXA 500 Managed Volatility Portfolio	24.5
AXA 2000 Managed Volatility Portfolio	9.1
AXA International Managed Volatility Portfolio	6.1
AXA/AB Short Duration Government Bond Portfolio	6.1
AXA 400 Managed Volatility Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,002.78	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.50

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,122,098	$141,657,848
AXA 400 Managed Volatility Portfolio‡	449,796	10,561,473
AXA 500 Managed Volatility Portfolio‡	15,526,285	380,530,893
AXA International Managed Volatility Portfolio‡	6,991,168	94,556,132
AXA/AB Short Duration Government Bond Portfolio‡	9,485,033	94,074,137
EQ/Core Bond Index Portfolio‡	40,694,001	395,467,229
EQ/Intermediate Government Bond Portfolio‡	43,231,045	437,003,817

Total Investments in Securities (100.0%) (Cost $1,347,065,507)		1,553,851,529
Other Assets Less Liabilities (0.0%)		(467,618)

Net Assets (100%)		$1,553,383,911

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	6,122,098	140,560,312	921,930	(10,140,079)	845,938	9,469,747	141,657,848	—	—
AXA 400 Managed Volatility Portfolio	449,796	10,818,236	118,958	(701,945)	14,853	311,371	10,561,473	—	—
AXA 500 Managed Volatility Portfolio	15,526,285	407,321,001	8,603,711	(43,224,130)	6,523,185	1,307,126	380,530,893	—	—
AXA International Managed Volatility Portfolio	6,991,168	103,498,775	2,843,492	(9,387,160)	404,090	(2,803,065)	94,556,132	—	—
AXA/AB Short Duration Government Bond Portfolio	9,485,033	107,311,897	1,219,329	(14,894,944)	(40,111)	477,966	94,074,137	—	—
EQ/Core Bond Index Portfolio	40,694,001	396,533,629	19,606,313	(15,969,265)	97	(4,703,545)	395,467,229	—	—
EQ/Intermediate Government Bond Portfolio	43,231,045	437,181,846	21,482,151	(18,777,048)	1,937	(2,885,069)	437,003,817	—	—

Total		1,603,225,696	54,795,884	(113,094,571)	7,749,989	1,174,531	1,553,851,529	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,553,851,529	$—	$1,553,851,529

Total Assets	$—	$1,553,851,529	$—	$1,553,851,529

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,553,851,529	$—	$1,553,851,529

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$54,795,884
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$113,094,571
As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,585,331
Aggregate gross unrealized depreciation	(21,865,974)

Net unrealized appreciation	$206,719,357

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,347,132,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,347,065,507)	$1,553,851,529
Cash	605,282
Receivable for securities sold	209,239
Receivable from Separate Accounts for Portfolio shares sold	13,756
Other assets	16,909

Total assets	1,554,696,715

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	606,929
Distribution fees payable – Class IB	321,266
Administrative fees payable	177,179
Investment management fees payable	131,858
Accrued expenses	75,572

Total liabilities	1,312,804

NET ASSETS	$1,553,383,911

Net assets were comprised of:
Paid in capital	$1,329,383,775
Accumulated undistributed net investment income (loss)	(3,798,166)
Accumulated undistributed net realized gain (loss)	21,012,280
Net unrealized appreciation (depreciation)	206,786,022

Net assets	$1,553,383,911

Class IB
Net asset value, offering and redemption price per share, $1,553,383,911 / 107,543,458 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$2,525

EXPENSES
Distribution fees – Class IB	1,953,332
Administrative fees	1,070,973
Investment management fees	781,327
Printing and mailing expenses	58,136
Professional fees	37,783
Custodian fees	22,275
Trustees’ fees	17,318
Miscellaneous	15,133

Gross expenses	3,956,277
Less: Waiver from investment manager	(58,989)

Net expenses	3,897,288

NET INVESTMENT INCOME (LOSS)	(3,894,763)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	7,749,989
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	1,174,531

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,924,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,029,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,894,763)	$13,999,995
Net realized gain (loss)	7,749,989	27,766,232
Net change in unrealized appreciation (depreciation)	1,174,531	78,851,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,029,757	120,617,416

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(19,135,948)
Distributions from net realized capital gains
Class IB	—	(15,324,640)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(34,460,588)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,703,175 and 9,195,423 shares, respectively ]	53,343,199	130,075,809
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,396,675 shares, respectively ]	—	34,460,588
Capital shares repurchased [ (7,462,913) and (12,579,979) shares, respectively ]	(107,372,428)	(178,334,410)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,029,229)	(13,798,013)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,999,472)	72,358,815
NET ASSETS:
Beginning of period	1,602,383,383	1,530,024,568

End of period (a)	$1,553,383,911	$1,602,383,383

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,798,166)	$96,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$14.40		$13.63		$13.15		$13.43		$13.25		$12.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.11		0.08		0.06		0.05
Net realized and unrealized gain (loss)	0.08		0.95		0.55		(0.14)		0.45		1.23

Total from investment operations	0.04		1.08		0.66		(0.06)		0.51		1.28

Less distributions:
Dividends from net investment income	—		(0.17)		(0.12)		(0.13)		(0.14)		(0.21)
Distributions from net realized gains	—		(0.14)		(0.06)		(0.09)		(0.19)		(0.05)

Total dividends and distributions	—		(0.31)		(0.18)		(0.22)		(0.33)		(0.26)

Net asset value, end of period	$14.44		$14.40		$13.63		$13.15		$13.43		$13.25

Total return (b)	0.28%		7.97%		5.02%		(0.48)%		3.81%		10.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,553,384		$1,602,383		$1,530,025		$1,387,077		$1,288,159		$1,078,231
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.46	%(j)	0.45	%(j)
Before waivers (a)(f)	0.51%		0.51%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.89%		0.83%		0.57%		0.47%		0.38%
Before waivers (a)(f)(x)	(0.51)%		0.87%		0.79%		0.53%		0.41%		0.30%
Portfolio turnover rate (z)^	3%		8%		12%		5%		7%		7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	50.4%
Fixed Income	49.6

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
AXA 500 Managed Volatility Portfolio	30.7%
EQ/Intermediate Government Bond Portfolio	23.1
EQ/Core Bond Index Portfolio	21.1
AXA 2000 Managed Volatility Portfolio	11.2
AXA International Managed Volatility Portfolio	7.6
AXA/AB Short Duration Government Bond Portfolio	5.4
AXA 400 Managed Volatility Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,006.46	$2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class IB
Actual	1,000.00	1,006.45	2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.50% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	17,410,221	$402,851,213
AXA 400 Managed Volatility Portfolio‡	1,359,252	31,915,993
AXA 500 Managed Volatility Portfolio‡	45,079,904	1,104,855,148
AXA International Managed Volatility Portfolio‡	20,284,279	274,346,561
AXA/AB Short Duration Government Bond Portfolio‡	19,470,843	193,115,053
EQ/Core Bond Index Portfolio‡	77,847,580	756,528,387
EQ/Intermediate Government Bond Portfolio‡	82,255,677	831,486,827

Total Investments in Securities (100.0%) (Cost $3,016,351,400)		3,595,099,182
Other Assets Less Liabilities (0.0%)		(828,131)

Net Assets (100%)		$3,594,271,051

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	17,410,221	393,289,723	2,748,617	(22,458,772)	1,765,632	27,506,013	402,851,213	—	—
AXA 400 Managed Volatility Portfolio	1,359,252	32,112,918	95,977	(1,276,765)	29,649	954,214	31,915,993	—	—
AXA 500 Managed Volatility Portfolio	45,079,904	1,160,237,996	14,218,610	(91,874,493)	11,903,369	10,369,666	1,104,855,148	—	—
AXA International Managed Volatility Portfolio	20,284,279	295,124,346	6,414,251	(20,171,300)	497,702	(7,518,438)	274,346,561	—	—
AXA/AB Short Duration Government Bond Portfolio	19,470,843	202,268,127	652,642	(10,682,006)	(6,990)	883,280	193,115,053	—	—
EQ/Core Bond Index Portfolio	77,847,580	750,137,427	41,839,649	(26,551,484)	(2,387)	(8,894,818)	756,528,387	—	—
EQ/Intermediate Government Bond Portfolio	82,255,677	824,308,324	45,508,383	(32,926,427)	(4,244)	(5,399,209)	831,486,827	—	—

Total		3,657,478,861	111,478,129	(205,941,247)	14,182,731	17,900,708	3,595,099,182	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,595,099,182	$—	$3,595,099,182

Total Assets	$—	$3,595,099,182	$—	$3,595,099,182

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,595,099,182	$—	$3,595,099,182

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,478,129
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$205,941,247

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$619,665,949
Aggregate gross unrealized depreciation	(41,054,570)

Net unrealized appreciation	$578,611,379

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,016,487,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,016,351,400)	$3,595,099,182
Cash	387,179
Receivable for securities sold	1,446,415
Receivable from Separate Accounts for Portfolio shares sold	263,690
Other assets	39,024

Total assets	3,597,235,490

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	1,395,083
Distribution fees payable – Class IB	745,261
Administrative fees payable	411,029
Investment management fees payable	288,083
Distribution fees payable – Class IA	30
Accrued expenses	124,953

Total liabilities	2,964,439

NET ASSETS	$3,594,271,051

Net assets were comprised of:
Paid in capital	$2,973,827,517
Accumulated undistributed net investment income (loss)	(8,731,610)
Accumulated undistributed net realized gain (loss)	50,427,362
Net unrealized appreciation (depreciation)	578,747,782

Net assets	$3,594,271,051

Class IA
Net asset value, offering and redemption price per share, $78,850 / 5,060 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.58

Class IB
Net asset value, offering and redemption price per share, $3,594,192,201 / 230,366,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$6,465

EXPENSES
Distribution fees – Class IB	4,498,666
Administrative fees	2,466,687
Investment management fees	1,738,955
Printing and mailing expenses	133,803
Professional fees	60,487
Trustees’ fees	39,724
Custodian fees	22,315
Distribution fees – Class IA	228
Miscellaneous	34,884

Total expenses	8,995,749

NET INVESTMENT INCOME (LOSS)	(8,989,284)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	14,182,731
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	17,900,708

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,083,439

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,094,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,989,284)	$31,092,112
Net realized gain (loss)	14,182,731	70,914,106
Net change in unrealized appreciation (depreciation)	17,900,708	230,399,137

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,094,155	332,405,355

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,417)
Class IB	—	(45,598,082)

	—	(45,600,499)

Distributions from net realized capital gains
Class IA	—	(1,873)
Class IB	—	(35,204,806)

	—	(35,206,679)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(80,807,178)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 278 shares, respectively ]	—	4,290
Capital shares repurchased [ (7,419) and (820) shares, respectively ]	(116,635)	(12,393)

Total Class IA transactions	(116,635)	(8,103)

Class IB
Capital shares sold [ 6,351,862 and 15,378,848 shares, respectively ]	98,842,187	232,014,898
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,226,821 shares, respectively ]	—	80,802,888
Capital shares repurchased [ (11,823,672) and (20,794,329) shares, respectively ]	(183,764,951)	(314,572,227)

Total Class IB transactions	(84,922,764)	(1,754,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(85,039,399)	(1,762,544)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,945,244)	249,835,633
NET ASSETS:
Beginning of period	3,656,216,295	3,406,380,662

End of period (a)	$3,594,271,051	$3,656,216,295

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,731,610)	$257,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$15.48		$14.41		$13.79		$14.14		$13.93		$12.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.11		0.05		0.05		0.03
Net realized and unrealized gain (loss)	0.14		1.29		0.71		(0.15)		0.57		1.67

Total from investment operations	0.10		1.42		0.82		(0.10)		0.62		1.70

Less distributions:
Dividends from net investment income	—		(0.20)		(0.12)		(0.14)		(0.16)		(0.26)
Distributions from net realized gains	—		(0.15)		(0.08)		(0.11)		(0.25)		(0.06)

Total dividends and distributions	—		(0.35)		(0.20)		(0.25)		(0.41)		(0.32)

Net asset value, end of period	$15.58		$15.48		$14.41		$13.79		$14.14		$13.93

Total return (b)	0.65%		9.86%		5.97%		(0.68)%		4.44%		13.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79		$193		$188		$189		$253		$261
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.52	%(k)	0.52	%(m)	0.51	%(m)	0.50	%(m)	0.49	%(m)
Before waivers (a)(f)	0.50%		0.52%		0.52%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.85%		0.75%		0.34%		0.34%		0.20%
Before waivers (a)(f)(x)	(0.50)%		0.85%		0.75%		0.34%		0.32%		0.17%
Portfolio turnover rate (z)^	3%		8%		13%		4%		7%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$15.50		$14.43		$13.81		$14.15		$13.95		$12.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.11		0.07		0.06		0.04
Net realized and unrealized gain (loss)	0.14		1.29		0.71		(0.16)		0.55		1.67

Total from investment operations	0.10		1.42		0.82		(0.09)		0.61		1.71

Less distributions:
Dividends from net investment income	—		(0.20)		(0.12)		(0.14)		(0.16)		(0.26)
Distributions from net realized gains	—		(0.15)		(0.08)		(0.11)		(0.25)		(0.06)

Total dividends and distributions	—		(0.35)		(0.20)		(0.25)		(0.41)		(0.32)

Net asset value, end of period	$15.60		$15.50		$14.43		$13.81		$14.15		$13.95

Total return (b)	0.65%		9.84%		5.96%		(0.61)%		4.36%		13.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,594,192		$3,656,023		$3,406,193		$3,133,325		$2,875,494		$2,298,993
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.52	%(k)	0.52	%(m)	0.51	%(m)	0.50	%(m)	0.49	%(m)
Before waivers (a)(f)	0.50%		0.52%		0.52%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.88%		0.81%		0.52%		0.44%		0.32%
Before waivers (a)(f)(x)	(0.50)%		0.88%		0.81%		0.52%		0.42%		0.29%
Portfolio turnover rate (z)^	3%		8%		13%		4%		7%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IA and 1.01% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IA and 1.04% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	60.6%
Fixed Income	39.4

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
AXA 500 Managed Volatility Portfolio	37.0%
EQ/Intermediate Government Bond Portfolio	18.4
EQ/Core Bond Index Portfolio	17.0
AXA 2000 Managed Volatility Portfolio	13.4
AXA International Managed Volatility Portfolio	9.1
AXA/AB Short Duration Government Bond Portfolio	4.0
AXA 400 Managed Volatility Portfolio	1.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,009.35	$2.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.49

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	42,772,354	$989,699,960
AXA 400 Managed Volatility Portfolio‡	3,445,525	80,902,852
AXA 500 Managed Volatility Portfolio‡	111,834,143	2,740,922,653
AXA International Managed Volatility Portfolio‡	49,802,772	673,586,641
AXA/AB Short Duration Government Bond Portfolio‡	30,048,121	298,022,262
EQ/Core Bond Index Portfolio‡	129,511,410	1,258,601,216
EQ/Intermediate Government Bond Portfolio‡	134,594,465	1,360,556,853

Total Investments in Securities (100.0%) (Cost $5,894,404,844)		7,402,292,437
Other Assets Less Liabilities (0.0%)		(1,325,868)

Net Assets (100%)		$7,400,966,569

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	42,772,354	961,306,098	4,285,719	(46,938,413)	3,393,612	67,652,944	989,699,960	—	—
AXA 400 Managed Volatility Portfolio	3,445,525	81,735,013	100,305	(3,438,946)	96,045	2,410,435	80,902,852	—	—
AXA 500 Managed Volatility Portfolio	111,834,143	2,866,980,975	23,524,334	(204,646,814)	27,251,065	27,813,093	2,740,922,653	—	—
AXA International Managed Volatility Portfolio	49,802,772	725,716,254	11,135,263	(45,779,993)	946,491	(18,431,374)	673,586,641	—	—
AXA/AB Short Duration Government Bond Portfolio	30,048,121	315,188,637	451,371	(18,975,258)	(14,836)	1,372,348	298,022,262	—	—
EQ/Core Bond Index Portfolio	129,511,410	1,242,360,961	78,703,046	(47,689,463)	(3,930)	(14,769,398)	1,258,601,216	—	—
EQ/Intermediate Government Bond Portfolio	134,594,465	1,342,678,737	85,586,937	(58,894,197)	(9,371)	(8,805,253)	1,360,556,853	—	—

Total		7,535,966,675	203,786,975	(426,363,084)	31,659,076	57,242,795	7,402,292,437	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,402,292,437	$—	$7,402,292,437

Total Assets	$—	$7,402,292,437	$—	$7,402,292,437

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,402,292,437	$—	$7,402,292,437

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$203,786,975
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$426,363,084

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,571,141,740
Aggregate gross unrealized depreciation	(63,470,522)

Net unrealized appreciation	$1,507,671,218

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,894,621,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,894,404,844)	$7,402,292,437
Cash	781,837
Receivable for securities sold	2,887,357
Receivable from Separate Accounts for Portfolio shares sold	995,368
Other assets	80,186

Total assets	7,407,037,185

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	2,880,964
Distribution fees payable – Class IB	1,538,210
Administrative fees payable	848,325
Investment management fees payable	578,409
Accrued expenses	224,708

Total liabilities	6,070,616

NET ASSETS	$7,400,966,569

Net assets were comprised of:
Paid in capital	$5,794,965,570
Accumulated undistributed net investment income (loss)	(17,719,331)
Accumulated undistributed net realized gain (loss)	115,832,737
Net unrealized appreciation (depreciation)	1,507,887,593

Net assets	$7,400,966,569

Class IB
Net asset value, offering and redemption price per share, $7,400,966,569 / 428,575,133 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$11,042

EXPENSES
Distribution fees – Class IB	9,276,082
Administrative fees	5,085,970
Investment management fees	3,488,133
Printing and mailing expenses	275,989
Professional fees	102,828
Trustees’ fees	81,924
Custodian fees	22,454
Miscellaneous	70,979

Total expenses	18,404,359

NET INVESTMENT INCOME (LOSS)	(18,393,317)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	31,659,076
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	57,242,795

NET REALIZED AND UNREALIZED GAIN (LOSS)	88,901,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,508,554

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(18,393,317)	$65,673,674
Net realized gain (loss)	31,659,076	169,175,284
Net change in unrealized appreciation (depreciation)	57,242,795	573,434,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,508,554	808,283,223

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(101,382,647)
Distributions from net realized capital gains
Class IB	—	(84,933,385)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(186,316,032)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,712,095 and 24,421,020 shares, respectively ]	167,157,816	403,413,472
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,934,762 shares, respectively ]	—	186,316,032
Capital shares repurchased [ (21,588,829) and (36,508,569) shares, respectively ]	(371,334,606)	(606,011,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(204,176,790)	(16,281,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,668,236)	605,685,581
NET ASSETS:
Beginning of period	7,534,634,805	6,928,949,224

End of period (a)	$7,400,966,569	$7,534,634,805

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(17,719,331)	$673,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$17.11		$15.69		$14.89		$15.32		$15.09		$13.26

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.15		0.13		0.08		0.06		0.03
Net realized and unrealized gain (loss)	0.20		1.70		0.92		(0.20)		0.69		2.20

Total from investment operations	0.16		1.85		1.05		(0.12)		0.75		2.23

Less distributions:
Dividends from net investment income	—		(0.23)		(0.14)		(0.16)		(0.18)		(0.32)
Distributions from net realized gains	—		(0.20)		(0.11)		(0.15)		(0.34)		(0.08)

Total dividends and distributions	—		(0.43)		(0.25)		(0.31)		(0.52)		(0.40)

Net asset value, end of period	$17.27		$17.11		$15.69		$14.89		$15.32		$15.09

Total return (b)	0.94%		11.82%		7.01%		(0.76)%		5.02%		16.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,400,967		$7,534,635		$6,928,949		$6,425,583		$6,043,595		$4,976,559
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.50	%(j)	0.51	%(k)	0.51	%(k)	0.52	%(m)	0.53	%(m)
Before waivers (a)(f)	0.50%		0.50%		0.51%		0.51%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.90%		0.83%		0.49%		0.39%		0.23%
Before waivers (a)(f)(x)	(0.50)%		0.90%		0.83%		0.49%		0.39%		0.23%
Portfolio turnover rate (z)^	3%		8%		13%		3%		6%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	70.7%
Fixed Income	29.3

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
AXA 500 Managed Volatility Portfolio	43.4%
AXA 2000 Managed Volatility Portfolio	15.3
EQ/Intermediate Government Bond Portfolio	13.6
EQ/Core Bond Index Portfolio	12.5
AXA International Managed Volatility Portfolio	10.6
AXA/AB Short Duration Government Bond Portfolio	3.2
AXA 400 Managed Volatility Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,012.07	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.50
Class IB
Actual	1,000.00	1,012.06	2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.50

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.50% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	34,869,902	$806,846,880
AXA 400 Managed Volatility Portfolio‡	3,108,365	72,986,149
AXA 500 Managed Volatility Portfolio‡	93,232,339	2,285,014,429
AXA International Managed Volatility Portfolio‡	41,339,316	559,117,695
AXA/AB Short Duration Government Bond Portfolio‡	16,703,289	165,665,994
EQ/Core Bond Index Portfolio‡	67,585,426	656,800,041
EQ/Intermediate Government Bond Portfolio‡	70,797,214	715,658,219

Total Investments in Securities (100.0%) (Cost $4,270,377,011)		5,262,089,407
Other Assets Less Liabilities (0.0%)		1,029,117

Net Assets (100%)		$5,263,118,524

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018 were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	34,869,902	753,294,379	11,937,012	(14,705,236)	463,752	55,856,973	806,846,880	—	—
AXA 400 Managed Volatility Portfolio	3,108,365	71,042,605	921,074	(1,197,030)	579	2,218,921	72,986,149	—	—
AXA 500 Managed Volatility Portfolio	93,232,339	2,314,316,389	26,458,435	(99,696,756)	2,210,148	41,726,213	2,285,014,429	—	—
AXA International Managed Volatility Portfolio	41,339,316	583,851,094	12,089,608	(22,024,189)	95,901	(14,894,719)	559,117,695	—	—
AXA/AB Short Duration Government Bond Portfolio	16,703,289	167,112,457	2,631,641	(4,820,086)	(674)	742,656	165,665,994	—	—
EQ/Core Bond Index Portfolio	67,585,426	628,783,240	48,721,191	(13,195,193)	(2,186)	(7,507,011)	656,800,041	—	—
EQ/Intermediate Government Bond Portfolio	70,797,214	683,016,605	53,573,847	(16,463,228)	(6,584)	(4,462,421)	715,658,219	—	—

Total		5,201,416,769	156,332,808	(172,101,718)	2,760,936	73,680,612	5,262,089,407	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,262,089,407	$—	$5,262,089,407

Total Assets	$—	$5,262,089,407	$—	$5,262,089,407

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,262,089,407	$—	$5,262,089,407

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$156,332,808
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$172,101,718

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,024,946,483
Aggregate gross unrealized depreciation	(33,366,049)

Net unrealized appreciation	$991,580,434

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,270,508,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,270,377,011)	$5,262,089,407
Cash	1,451,645
Receivable from Separate Accounts for Portfolio shares sold	1,849,983
Receivable for securities sold	997,236
Other assets	56,538

Total assets	5,266,444,809

LIABILITIES
Distribution fees payable – Class IB	1,091,929
Payable to Separate Accounts for Portfolio shares redeemed	1,062,957
Administrative fees payable	602,370
Investment management fees payable	416,451
Distribution fees payable – Class IA	308
Accrued expenses	152,270

Total liabilities	3,326,285

NET ASSETS	$5,263,118,524

Net assets were comprised of:
Paid in capital	$4,223,257,393
Accumulated undistributed net investment income (loss)	(12,504,681)
Accumulated undistributed net realized gain (loss)	60,653,416
Net unrealized appreciation (depreciation)	991,712,396

Net assets	$5,263,118,524

Class IA
Net asset value, offering and redemption price per share, $1,408,502 / 76,327 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.45

Class IB
Net asset value, offering and redemption price per share, $5,261,710,022 / 284,866,514 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$12,751

EXPENSES
Distribution fees – Class IB	6,502,253
Administrative fees	3,566,213
Investment management fees	2,480,886
Printing and mailing expenses	193,232
Professional fees	77,914
Trustees’ fees	57,016
Custodian fees	20,966
Distribution fees – Class IA	1,894
Miscellaneous	47,307

Total expenses	12,947,681

NET INVESTMENT INCOME (LOSS)	(12,934,930)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,760,936
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	73,680,612

NET REALIZED AND UNREALIZED GAIN (LOSS)	76,441,548

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,506,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,934,930)	$45,838,556
Net realized gain (loss)	2,760,936	105,395,271
Net change in unrealized appreciation (depreciation)	73,680,612	468,850,009

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,506,618	620,083,836

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(21,835)
Class IB	—	(74,209,191)

	—	(74,231,026)

Distributions from net realized capital gains
Class IA	—	(12,864)
Class IB	—	(43,425,225)

	—	(43,438,089)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(117,669,115)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 363 and 389 shares, respectively ]	6,485	6,486
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,916 shares, respectively ]	—	34,699
Capital shares repurchased [ (7,872) and (1,979) shares, respectively ]	(146,998)	(34,552)

Total Class IA transactions	(140,513)	6,633

Class IB
Capital shares sold [ 10,583,384 and 26,634,253 shares, respectively ]	194,909,538	464,319,112
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,489,014 shares, respectively ]	—	117,634,416
Capital shares repurchased [ (10,769,575) and (17,472,800) shares, respectively ]	(197,940,095)	(306,200,185)

Total Class IB transactions	(3,030,557)	275,753,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,171,070)	275,759,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,335,548	778,174,697
NET ASSETS:
Beginning of period	5,202,782,976	4,424,608,279

End of period (a)	$5,263,118,524	$5,202,782,976

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(12,504,681)	$430,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class IA			2017		2016		2015		2014		2013
Net asset value, beginning of period	$18.23		$16.40		$15.43		$15.93		$15.65		$13.40

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.16		0.13		0.07		0.05		0.01
Net realized and unrealized gain (loss)	0.27		2.10		1.11		(0.22)		0.82		2.70

Total from investment operations	0.22		2.26		1.24		(0.15)		0.87		2.71

Less distributions:
Dividends from net investment income	—		(0.27)		(0.15)		(0.18)		(0.21)		(0.38)
Distributions from net realized gains	—		(0.16)		(0.12)		(0.17)		(0.38)		(0.08)

Total dividends and distributions	—		(0.43)		(0.27)		(0.35)		(0.59)		(0.46)

Net asset value, end of period	$18.45		$18.23		$16.40		$15.43		$15.93		$15.65

Total return (b)	1.21%		13.75%		8.07%		(0.95)%		5.57%		20.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,409		$1,528		$1,370		$1,292		$1,323		$1,288
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(j)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(n)
Before waivers and reimbursements (a)(f)	0.50%		0.50%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		0.92%		0.83%		0.43%		0.31%		0.06%
Before waivers and reimbursements (a)(f)(x)	(0.50)%		0.92%		0.83%		0.43%		0.31%		0.05%
Portfolio turnover rate (z)^	3%		5%		15%		2%		5%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class IB			2017		2016		2015		2014		2013
Net asset value, beginning of period	$18.25		$16.42		$15.44		$15.95		$15.66		$13.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.17		0.14		0.08		0.07		0.04
Net realized and unrealized gain (loss)	0.27		2.09		1.11		(0.24)		0.81		2.67

Total from investment operations	0.22		2.26		1.25		(0.16)		0.88		2.71

Less distributions:
Dividends from net investment income	—		(0.27)		(0.15)		(0.18)		(0.21)		(0.38)
Distributions from net realized gains	—		(0.16)		(0.12)		(0.17)		(0.38)		(0.08)

Total dividends and distributions	—		(0.43)		(0.27)		(0.35)		(0.59)		(0.46)

Net asset value, end of period	$18.47		$18.25		$16.42		$15.44		$15.95		$15.66

Total return (b)	1.21%		13.74%		8.13%		(1.01)%		5.63%		20.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,261,710		$5,201,255		$4,423,238		$3,906,802		$3,285,231		$2,288,717
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(j)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(n)
Before waivers and reimbursements (a)(f)	0.50%		0.50%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		0.95%		0.88%		0.50%		0.44%		0.27%
Before waivers and reimbursements (a)(f)(x)	(0.50)%		0.95%		0.88%		0.50%		0.44%		0.26%
Portfolio turnover rate (z)^	3%		5%		15%		2%		5%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA and 1.07% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA and 1.08% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA and 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	80.8%
Fixed Income	19.2

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
AXA 500 Managed Volatility Portfolio	50.1%
AXA 2000 Managed Volatility Portfolio	17.1
AXA International Managed Volatility Portfolio	12.0
EQ/Intermediate Government Bond Portfolio	8.9
EQ/Core Bond Index Portfolio	8.1
AXA/AB Short Duration Government Bond Portfolio	2.2
AXA 400 Managed Volatility Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,015.41	$2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.50

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	27,714,307	$641,275,164
AXA 400 Managed Volatility Portfolio‡	2,497,991	58,654,236
AXA 500 Managed Volatility Portfolio‡	76,692,632	1,879,645,740
AXA International Managed Volatility Portfolio‡	33,225,518	449,377,905
AXA/AB Short Duration Government Bond Portfolio‡	8,221,327	81,540,484
EQ/Core Bond Index Portfolio‡	31,048,731	301,733,806
EQ/Intermediate Government Bond Portfolio‡	32,784,317	331,402,386

Total Investments in Securities (100.0%) (Cost $3,195,446,514)		3,743,629,721
Other Assets Less Liabilities (0.0%)		(329,719)

Net Assets (100%)		$3,743,300,002

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	27,714,307	581,185,479	20,223,260	(3,888,731)	2,776	43,752,380	641,275,164	—	—
AXA 400 Managed Volatility Portfolio	2,497,991	54,835,717	2,568,034	(493,807)	(291)	1,744,583	58,654,236	—	—
AXA 500 Managed Volatility Portfolio	76,692,632	1,826,248,109	64,842,836	(45,868,629)	188,789	34,234,635	1,879,645,740	—	—
AXA International Managed Volatility Portfolio	33,225,518	456,298,040	16,050,207	(10,686,294)	12,649	(12,296,697)	449,377,905	—	—
AXA/AB Short Duration Government Bond Portfolio	8,221,327	77,809,907	4,173,055	(802,438)	(1)	359,961	81,540,484	—	—
EQ/Core Bond Index Portfolio	31,048,731	277,600,998	29,330,123	(1,851,777)	(410)	(3,345,128)	301,733,806	—	—
EQ/Intermediate Government Bond Portfolio	32,784,317	303,274,032	32,214,143	(2,098,680)	(486)	(1,986,623)	331,402,386	—	—

Total		3,577,252,282	169,401,658	(65,690,356)	203,026	62,463,111	3,743,629,721	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,743,629,721	$—	$3,743,629,721

Total Assets	$—	$3,743,629,721	$—	$3,743,629,721

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,743,629,721	$—	$3,743,629,721

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivative contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$169,401,658
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,690,356

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$558,616,677
Aggregate gross unrealized depreciation	(16,170,034)

Net unrealized appreciation	$542,446,643

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,201,183,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,195,446,514)	$3,743,629,721
Cash	2,133,870
Receivable from Separate Accounts for Portfolio shares sold	1,218,572
Other assets	40,087

Total assets	3,747,022,250

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	1,625,864
Distribution fees payable – Class IB	775,529
Payable for securities purchased	499,277
Administrative fees payable	427,706
Investment management fees payable	299,271
Accrued expenses	94,601

Total liabilities	3,722,248

NET ASSETS	$3,743,300,002

Net assets were comprised of:
Paid in capital	$3,168,303,131
Accumulated undistributed net investment income (loss)	(8,896,087)
Accumulated undistributed net realized gain (loss)	35,709,751
Net unrealized appreciation (depreciation)	548,183,207

Net assets	$3,743,300,002

Class IB
Net asset value, offering and redemption price per share, $3,743,300,002 / 246,912,255 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$13,186

EXPENSES
Distribution fees – Class IB	4,571,320
Administrative fees	2,506,474
Investment management fees	1,765,752
Printing and mailing expenses	135,590
Professional fees	60,647
Trustees’ fees	39,688
Custodian fees	17,852
Miscellaneous	31,348

Total expenses	9,128,671

NET INVESTMENT INCOME (LOSS)	(9,115,485)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	203,026
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	62,463,111

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,666,137

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,550,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,115,485)	$31,898,835
Net realized gain (loss)	203,026	74,822,455
Net change in unrealized appreciation (depreciation)	62,463,111	352,366,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,550,652	459,087,444

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(53,853,891)
Distributions from net realized capital gains
Class IB	—	(28,210,780)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(82,064,671)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 14,419,457 and 37,802,566 shares, respectively ]	218,167,707	534,716,174
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,537,549 shares, respectively ]	—	82,064,671
Capital shares repurchased [ (7,086,828) and (8,772,945) shares, respectively ]	(106,469,918)	(125,109,394)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	111,697,789	491,671,451

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,248,441	868,694,224
NET ASSETS:
Beginning of period	3,578,051,561	2,709,357,337

End of period (a)	$3,743,300,002	$3,578,051,561

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,896,087)	$219,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class IB			2017		2016		2015		2014		2013
Net asset value, beginning of period	$14.93		$13.22		$12.33		$12.77		$12.45		$10.40

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.14		0.12		0.07		0.07		0.06
Net realized and unrealized gain (loss)	0.27		1.92		1.01		(0.21)		0.71		2.37

Total from investment operations	0.23		2.06		1.13		(0.14)		0.78		2.43

Less distributions:
Dividends from net investment income	—		(0.23)		(0.13)		(0.16)		(0.19)		(0.34)
Distributions from net realized gains	—		(0.12)		(0.11)		(0.14)		(0.27)		(0.04)

Total dividends and distributions	—		(0.35)		(0.24)		(0.30)		(0.46)		(0.38)

Net asset value, end of period	$15.16		$14.93		$13.22		$12.33		$12.77		$12.45

Total return (b)	1.54%		15.63%		9.15%		(1.14)%		6.24%		23.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,743,300		$3,578,052		$2,709,357		$2,236,468		$1,585,314		$741,510
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.50	%(k)	0.51	%(m)	0.51	%(m)	0.53	%(n)	0.55	%(o)
Before waivers (a)(f)	0.50%		0.50%		0.51%		0.51%		0.53%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		1.01%		0.96%		0.56%		0.55%		0.50%
Before waivers (a)(f)(x)	(0.50)%		1.01%		0.96%		0.56%		0.55%		0.50%
Portfolio turnover rate (z)^	2%		3%		20%		2%		4%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
AXA/Franklin Balanced Managed Volatility Portfolio	33.8%
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	33.2
AXA/Templeton Global Equity Managed Volatility Portfolio	33.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$994.05	$2.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.15
Class IB
Actual	1,000.00	994.05	2.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.15

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.43% and 0.43%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	35,751,523	$404,954,213
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	27,095,205	398,853,273
AXA/Templeton Global Equity Managed Volatility Portfolio‡	28,737,295	396,544,492

Total Investments in Securities (100.0%) (Cost $745,035,468)		1,200,351,978
Other Assets Less Liabilities (0.0%)		(93,060)

Net Assets (100%)		$1,200,258,918

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA/Franklin Balanced Managed Volatility Portfolio	35,751,523	417,469,479	10,348,416	(23,198,676)	164,753	170,241	404,954,213	—	—
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	27,095,205	420,657,817	348,416	(23,198,676)	819,611	226,105	398,853,273	—	—
AXA/Templeton Global Equity Managed Volatility Portfolio	28,737,295	434,823,978	348,520	(33,205,636)	7,606,698	(13,029,068)	396,544,492	—	—

Total		1,272,951,274	11,045,352	(79,602,988)	8,591,062	(12,632,722)	1,200,351,978	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,200,351,978	$—	$1,200,351,978

Total Assets	$—	$1,200,351,978	$—	$1,200,351,978

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,200,351,978	$—	$1,200,351,978

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,045,352
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$79,602,988

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,662,491
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$455,662,491

Federal income tax cost of investments in securities and derivative instruments, if applicable	$744,689,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $745,035,468)	$1,200,351,978
Receivable for securities sold	952,694
Receivable from Separate Accounts for Portfolio shares sold	31,162
Other assets	13,212

Total assets	1,201,349,046

LIABILITIES
Overdraft payable	341,436
Distribution fees payable – Class IB	248,878
Payable to Separate Accounts for Portfolio shares redeemed	186,065
Administrative fees payable	138,012
Investment management fees payable	20,763
Distribution fees payable – Class IA	1,369
Accrued expenses	153,605

Total liabilities	1,090,128

NET ASSETS	$1,200,258,918

Net assets were comprised of:
Paid in capital	$717,434,342
Accumulated undistributed net investment income (loss)	(1,843,765)
Accumulated undistributed net realized gain (loss)	29,351,831
Net unrealized appreciation (depreciation)	455,316,510

Net assets	$1,200,258,918

Class IA
Net asset value, offering and redemption price per share, $6,515,941 / 556,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

Class IB
Net asset value, offering and redemption price per share, $1,193,742,977 / 102,040,773 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$1,156

EXPENSES
Distribution fees – Class IB	1,531,063
Administrative fees	844,123
Investment management fees	307,926
Printing and mailing expenses	45,971
Professional fees	33,941
Custodian fees	18,388
Trustees’ fees	13,721
Distribution fees – Class IA	8,522
Miscellaneous	12,191

Gross expenses	2,815,846
Less: Waiver from investment manager	(180,885)

Net expenses	2,634,961

NET INVESTMENT INCOME (LOSS)	(2,633,805)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,591,062
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(12,632,722)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,041,660)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,675,465)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,633,805)	$18,094,256
Net realized gain (loss)	8,591,062	44,378,192
Net change in unrealized appreciation (depreciation)	(12,632,722)	112,762,682

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,675,465)	175,235,130

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(120,955)
Class IB	—	(20,684,119)

	—	(20,805,074)

Distributions from net realized capital gains
Class IA	—	(127,264)
Class IB	—	(21,717,009)

	—	(21,844,273)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(42,649,347)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 25,980 and 65,046 shares, respectively ]	306,197	736,207
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,101 shares, respectively ]	—	248,219
Capital shares repurchased [ (99,615) and (176,665) shares, respectively ]	(1,181,983)	(2,002,776)

Total Class IA transactions	(875,786)	(1,018,350)

Class IB
Capital shares sold [ 863,563 and 2,876,124 shares, respectively ]	10,200,573	32,625,572
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,604,981 shares, respectively ]	—	42,401,128
Capital shares repurchased [ (6,356,322) and (13,579,398) shares, respectively ]	(75,059,554)	(155,321,316)

Total Class IB transactions	(64,858,981)	(80,294,616)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(65,734,767)	(81,312,966)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,410,232)	51,272,817
NET ASSETS:
Beginning of period	1,272,669,150	1,221,396,333

End of period (a)	$1,200,258,918	$1,272,669,150

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,843,765)	$790,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class IA			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$10.59		$9.90	$10.37	$10.03	$8.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.16		0.16	0.14	0.24	0.14
Net realized and unrealized gain (loss)	(0.04)		1.43		0.78	(0.42)	0.32	1.77

Total from investment operations	(0.07)		1.59		0.94	(0.28)	0.56	1.91

Less distributions:
Dividends from net investment income	—		(0.20)		(0.17)	(0.13)	(0.18)	(0.11)
Distributions from net realized gains	—		(0.21)		(0.08)	(0.06)	(0.04)	—

Total dividends and distributions	—		(0.41)		(0.25)	(0.19)	(0.22)	(0.11)

Net asset value, end of period	$11.70		$11.77		$10.59	$9.90	$10.37	$10.03

Total return (b)	(0.59)%		14.97%		9.47%	(2.74)%	5.49%	23.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,516		$7,420		$7,636	$8,293	$6,475	$3,504
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.43	%(j)	0.40%	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.46%		0.46%		0.47%	0.46%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.43)%		1.39%		1.60%	1.30%	2.33%	1.55%
Before waivers and reimbursements (a)(f)(x)	(0.46)%		1.36%		1.53%	1.24%	2.26%	1.48%
Portfolio turnover rate (z)^	1%		7%		4%	4%	5%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class IB			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$10.59		$9.90	$10.37	$10.03	$8.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.16		0.16	0.12	0.17	0.10
Net realized and unrealized gain (loss)	(0.04)		1.43		0.78	(0.40)	0.39	1.81

Total from investment operations	(0.07)		1.59		0.94	(0.28)	0.56	1.91

Less distributions:
Dividends from net investment income	—		(0.20)		(0.17)	(0.13)	(0.18)	(0.11)
Distributions from net realized gains	—		(0.21)		(0.08)	(0.06)	(0.04)	—

Total dividends and distributions	—		(0.41)		(0.25)	(0.19)	(0.22)	(0.11)

Net asset value, end of period	$11.70		$11.77		$10.59	$9.90	$10.37	$10.03

Total return (b)	(0.59)%		14.97%		9.47%	(2.74)%	5.49%	23.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,193,743		$1,265,249		$1,213,760	$1,267,147	$1,434,022	$1,493,718
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.43	%(j)	0.40%	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.46%		0.46%		0.47%	0.46%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.43)%		1.44%		1.61%	1.19%	1.65%	1.11%
Before waivers and reimbursements (a)(f)(x)	(0.46)%		1.41%		1.55%	1.13%	1.57%	1.04%
Portfolio turnover rate (z)^	1%		7%		4%	4%	5%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IA and 1.25% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT ENERGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Alternatives	70.3%
Equity	15.3
Repurchase Agreements	14.4

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
Energy Select Sector SPDR Fund	21.9%
Vanguard Energy ETF	14.1
iShares U.S. Energy ETF	13.0
iShares Global Energy ETF	6.5
iShares North American Natural Resources ETF	4.3
Invesco S&P SmallCap Energy ETF	3.8
Bank of America NA	3.1
Bank of Nova Scotia	3.1
Deutsche Bank Securities, Inc.	3.0
Invesco Dynamic Energy Exploration & Production ETF	2.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,061.71	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	2.84
Class K
Actual	1,000.00	1,063.11	1.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.22	1.59

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Energy Select Sector SPDR Fund	18,760	$1,424,634
Invesco Cleantech ETF	1,770	74,552
Invesco DWA Energy Momentum ETF (x)	3,180	137,312
Invesco Dynamic Energy Exploration & Production ETF (x)	5,470	148,237
Invesco Dynamic Oil & Gas Services ETF	14,040	137,619
Invesco Global Clean Energy ETF	6,190	73,166
Invesco S&P SmallCap Energy ETF	14,570	246,670
Invesco WilderHill Clean Energy ETF	4,392	109,581
Invesco WilderHill Progressive Energy ETF	2,570	66,704
iShares Global Clean Energy ETF	15,890	139,038
iShares Global Energy ETF (x)	11,370	425,011
iShares North American Natural Resources ETF	7,590	279,767
iShares U.S. Energy ETF (x)	20,160	845,510
iShares U.S. Oil & Gas Exploration & Production ETF (x)	1,880	139,703
iShares U.S. Oil Equipment & Services ETF (x)	3,770	137,643
SPDR S&P Oil & Gas Equipment & Services ETF	7,540	127,878
SPDR S&P Oil & Gas Exploration & Production ETF	3,350	144,251
Vanguard Energy ETF (x)	8,770	921,552

Total Exchange Traded Funds (99.6%) (Cost $6,925,779)		5,578,828

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (16.8%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $204,000. (xx)	$200,000	200,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $204,000. (xx)	200,000	200,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $87,019, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $88,745. (xx)	87,005	87,005

Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $100,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $105,429. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $35,655, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $36,362. (xx)	35,649	35,649
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $61,838, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $63,065. (xx)	61,828	61,828
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $61,935, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $63,164. (xx)	61,925	61,925
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $193,059, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $196,886. (xx)	193,025	193,025

Total Repurchase Agreements		939,432

Total Short-Term Investments (16.8%) (Cost $939,432)		939,432

Total Investments in Securities (116.4%) (Cost $7,865,211)		6,518,260
Other Assets Less Liabilities (-16.4%)		(919,225)

Net Assets (100%)		$5,599,035

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $1,012,360. This was secured by cash collateral of $939,432 which was subsequently invested in joint repurchase agreements with a total value of $939,432, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $87,883 collateralized by various U.S. Government Treasury Securities, ranging from 1.875% - 3.625%, maturing 2/15/20 - 8/15/47.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,578,828	$—	$—	$5,578,828
Short-Term Investments
Repurchase Agreements	—	939,432	—	939,432

Total Assets	$5,578,828	$939,432	$—	$6,518,260

Total Liabilities	$—	$—	$—	$—

Total	$5,578,828	$939,432	$—	$6,518,260

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$174,351
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$332,779

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,987
Aggregate gross unrealized depreciation	(1,380,355)

Net unrealized depreciation	$(1,356,368)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,874,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $6,925,779)	$5,578,828
Repurchase Agreements (Cost $939,432)	939,432
Cash	33,420
Dividends, interest and other receivables	12,289
Receivable from investment manager	2,940
Securities lending income receivable	1,632
Receivable from Separate Accounts for Portfolio shares sold	13
Other assets	60

Total assets	6,568,614

LIABILITIES
Payable for return of collateral on securities loaned	939,432
Accrued professional fees	28,200
Distribution fees payable – Class IB	841
Payable to Separate Accounts for Portfolio shares redeemed	762
Trustees’ fees payable	7
Accrued expenses	337

Total liabilities	969,579

NET ASSETS	$5,599,035

Net assets were comprised of:
Paid in capital	$7,036,295
Accumulated undistributed net investment income (loss)	52,099
Accumulated undistributed net realized gain (loss)	(142,408)
Net unrealized appreciation (depreciation)	(1,346,951)

Net assets	$5,599,035

Class IB
Net asset value, offering and redemption price per share, $4,092,824 / 540,431 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.57

Class K
Net asset value, offering and redemption price per share, $1,506,211 / 198,593 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.58

(x)	Includes value of securities on loan of $1,012,360.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$55,181
Interest	163
Securities lending (net)	10,148

Total income	65,492

EXPENSES
Professional fees	20,392
Investment management fees	13,324
Custodian fees	5,455
Distribution fees – Class IB	4,935
Administrative fees	2,602
Printing and mailing expenses	200
Trustees’ fees	57
Miscellaneous	583

Gross expenses	47,548
Less: Waiver from investment manager	(15,926)
Reimbursement from investment manager	(18,229)

Net expenses	13,393

NET INVESTMENT INCOME (LOSS)	52,099

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,046
Net change in unrealized appreciation (depreciation) on investments in securities	279,277

NET REALIZED AND UNREALIZED GAIN (LOSS)	282,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$334,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,099	$116,759
Net realized gain (loss)	3,046	(61,463)
Net change in unrealized appreciation (depreciation)	279,277	(219,544)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	334,422	(164,248)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(85,409)
Class K	—	(31,350)

	—	(116,759)

Return of capital
Class IB	—	(3,306)
Class K	—	(1,213)

	—	(4,519)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(121,278)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 27,809 and 170,202 shares, respectively ]	198,865	1,171,610
Capital shares issued in reinvestment of dividends [ 0 and 13,130 shares, respectively ]	—	88,715
Capital shares repurchased [ (63,885) and (106,188) shares, respectively ]	(458,763)	(727,770)

Total Class IB transactions	(259,898)	532,555

Class K
Capital shares sold [ 17,285 and 39,915 shares, respectively ]	122,177	272,004
Capital shares issued in reinvestment of dividends [ 0 and 4,818 shares, respectively ]	—	32,563
Capital shares repurchased [ (8,760) and (156,073) shares, respectively ]	(62,145)	(1,044,232)

Total Class K transactions	60,032	(739,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(199,866)	(207,110)

TOTAL INCREASE (DECREASE) IN NET ASSETS	134,556	(492,636)
NET ASSETS:
Beginning of period	5,464,479	5,957,115

End of period (a)	$5,599,035	$5,464,479

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$52,099	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,					October 28, 2013* to December 31, 2013
Class IB			2017		2016	2015	2014
Net asset value, beginning of period	$7.13		$7.44		$6.13	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.15		0.11	0.12	0.08	0.04
Net realized and unrealized gain (loss)	0.37		(0.30)		1.31	(2.18)	(1.59)	0.10

Total from investment operations	0.44		(0.15)		1.42	(2.06)	(1.51)	0.14

Less distributions:
Dividends from net investment income	—		(0.15)		(0.11)	(0.11)	(0.12)	(0.06)
Distributions from net realized gains	—		—		—	—	(0.03)	—
Return of capital	—		(0.01)		—	— #	(0.02)	(0.10)

Total dividends and distributions	—		(0.16)		(0.11)	(0.11)	(0.17)	(0.16)

Net asset value, end of period	$7.57		$7.13		$7.44	$6.13	$8.30	$9.98

Total return (b)	6.17%		(1.90)%		23.17%	(24.77)%	(15.18)%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,093		$4,109		$3,715	$2,367	$2,417	$2,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.69	%(k)	0.95%	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.85%		2.40%		2.40%	2.62%	2.65%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.87%		2.28%		1.64%	1.54%	0.83%	2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	0.59%		0.57%		0.20%	(0.13)%	(0.87)%	(0.16	)%(l)
Portfolio turnover rate (z)^	3%		20%		38%	22%	4%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,					October 28, 2013* to December 31, 2013
Class K			2017		2016	2015	2014
Net asset value, beginning of period	$7.13		$7.44		$6.13	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.15		0.12	0.12	0.11	0.05
Net realized and unrealized gain (loss)	0.37		(0.28)		1.32	(2.16)	(1.60)	0.09

Total from investment operations	0.45		(0.13)		1.44	(2.04)	(1.49)	0.14

Less distributions:
Dividends from net investment income	—		(0.17)		(0.13)	(0.13)	(0.14)	(0.06)
Distributions from net realized gains	—		—		—	—	(0.03)	—
Return of capital	—		(0.01)		—	— #	(0.02)	(0.10)

Total dividends and distributions	—		(0.18)		(0.13)	(0.13)	(0.19)	(0.16)

Net asset value, end of period	$7.58		$7.13		$7.44	$6.13	$8.30	$9.98

Total return (b)	6.31%		(1.67)%		23.48%	(24.59)%	(14.97)%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,506		$1,355		$2,242	$2,626	$3,741	$3,361
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.32	%(j)	0.49	%(k)	0.70%	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.60%		2.03%		2.07%	2.26%	2.40%	3.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.18%		2.14%		1.79%	1.63%	1.06%	2.73	%(l)
Before waivers and reimbursements (a)(f)(x)	0.90%		0.60%		0.42%	0.07%	(0.64)%	0.09	%(l)
Portfolio turnover rate (z)^	3%		20%		38%	22%	4%	5%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.70% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	91.3%
Repurchase Agreements	8.7

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
iShares Edge MSCI Min Vol Global ETF	25.4%
Invesco S&P International Developed Low Volatility ETF	11.6
iShares Edge MSCI Min Vol EAFE ETF	11.5
Invesco S&P MidCap Low Volatility ETF	6.4
Invesco S&P Emerging Markets Low Volatility ETF	5.5
Invesco S&P 500 High Dividend Low Volatility UCITS ETF	5.4
iShares Edge MSCI Min Vol USA ETF	5.3
Invesco S&P 500 Low Volatility ETF	5.2
iShares Edge MSCI Min Vol Emerging Markets ETF	5.2
Deutsche Bank Securities, Inc.	4.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$997.45	$3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41
Class K
Actual	1,000.00	998.30	2.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.66	2.16

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.68% and 0.43%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Invesco S&P 500 High Dividend Low Volatility UCITS ETF (x)	14,620	$600,005
Invesco S&P 500 Low Volatility ETF (x)	12,230	579,824
Invesco S&P Emerging Markets Low Volatility ETF (x)	24,970	603,275
Invesco S&P International Developed Low Volatility ETF	39,620	1,276,778
Invesco S&P MidCap Low Volatility ETF (x)	15,100	709,851
Invesco S&P SmallCap Low Volatility ETF (x)	7,690	371,581
iShares Edge MSCI Min Vol EAFE ETF	17,920	1,274,829
iShares Edge MSCI Min Vol Emerging Markets ETF	9,990	577,822
iShares Edge MSCI Min Vol Global ETF	33,830	2,809,581
iShares Edge MSCI Min Vol USA ETF (x)	11,050	587,418
SPDR SSGA US Large Cap Low Volatility Index ETF (x)	3,990	360,695
SPDR SSGA US Small Cap Low Volatility Index ETF (x)	3,560	339,017

Total Exchange Traded Funds (99.5%) (Cost $8,739,886)		10,090,676

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (9.4%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $50,009, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $51,000. (xx)	$50,000	50,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $25,500. (xx)	25,000	25,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $95,044, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $96,929. (xx)	95,028	95,028
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $45,019, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $47,443. (xx)	45,000	45,000

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $38,943, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $39,716. (xx)	38,937	38,937
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $67,540, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $68,880. (xx)	67,529	67,529
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $67,646, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $68,988. (xx)	67,635	67,635
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $541,556, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $552,290. (xx)	541,461	541,461
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $25,500. (xx)	25,000	25,000

Total Repurchase Agreements		955,590

Total Short-Term Investments (9.4%) (Cost $955,590)		955,590

Total Investments in Securities (108.9%) (Cost $9,695,476)		11,046,266
Other Assets Less Liabilities (-8.9%)		(899,028)

Net Assets (100%)		$10,147,238

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $935,125. This was secured by cash collateral of $955,590 which was subsequently invested in joint repurchase agreements with a total value of $955,590, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,090,676	$—	$—	$10,090,676
Short-Term Investments
Repurchase Agreements	—	955,590	—	955,590

Total Assets	$10,090,676	$955,590	$—	$11,046,266

Total Liabilities	$—	$—	$—	$—

Total	$10,090,676	$955,590	$—	$11,046,266

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$842,808
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,178

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,382,008
Aggregate gross unrealized depreciation	(33,431)

Net unrealized appreciation	$1,348,577

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,697,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $8,739,886)	$10,090,676
Repurchase Agreements (Cost $955,590)	955,590
Cash	84,112
Securities lending income receivable	3,428
Dividends, interest and other receivables	3,211
Receivable from investment manager	898
Receivable from Separate Accounts for Portfolio shares sold	33
Other assets	107

Total assets	11,138,055

LIABILITIES
Payable for return of collateral on securities loaned	955,590
Payable to Separate Accounts for Portfolio shares redeemed	3,402
Distribution fees payable – Class IB	574
Accrued expenses	31,251

Total liabilities	990,817

NET ASSETS	$10,147,238

Net assets were comprised of:
Paid in capital	$8,596,414
Accumulated undistributed net investment income (loss)	134,528
Accumulated undistributed net realized gain (loss)	65,506
Net unrealized appreciation (depreciation)	1,350,790

Net assets	$10,147,238

Class IB
Net asset value, offering and redemption price per share, $2,768,333 / 236,014 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.73

Class K
Net asset value, offering and redemption price per share, $7,378,905 / 628,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

(x)	Includes value of securities on loan of $935,125.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$125,509
Interest	338
Securities lending (net)	22,957

Total income	148,804

EXPENSES
Investment management fees	24,429
Professional fees	20,440
Custodian fees	5,455
Administrative fees	4,769
Distribution fees – Class IB	3,302
Printing and mailing expenses	362
Trustees’ fees	105
Miscellaneous	566

Gross expenses	59,428
Less: Waiver from investment manager	(29,198)
Reimbursement from investment manager	(5,873)

Net expenses	24,357

NET INVESTMENT INCOME (LOSS)	124,447

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(843)
Net change in unrealized appreciation (depreciation) on investments in securities	(141,667)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(142,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,063)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$124,447	$226,163
Net realized gain (loss)	(843)	101,195
Net change in unrealized appreciation (depreciation)	(141,667)	1,157,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,063)	1,485,198

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(64,219)
Class K	—	(190,195)

	—	(254,414)

Distributions from net realized capital gains
Class IB	—	(7,072)
Class K	—	(17,493)

	—	(24,565)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(278,979)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 30,730 and 54,890 shares, respectively ]	360,721	612,147
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,126 shares, respectively ]	—	71,291
Capital shares repurchased [ (9,011) and (113,868) shares, respectively ]	(105,995)	(1,333,886)

Total Class IB transactions	254,726	(650,448)

Class K
Capital shares sold [ 79,806 and 575,775 shares, respectively ]	939,479	6,288,051
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,842 shares, respectively ]	—	207,688
Capital shares repurchased [ (38,462) and (237,492) shares, respectively ]	(452,967)	(2,714,772)

Total Class K transactions	486,512	3,780,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	741,238	3,130,519

TOTAL INCREASE (DECREASE) IN NET ASSETS	723,175	4,336,738
NET ASSETS:
Beginning of period	9,424,063	5,087,325

End of period (a)	$10,147,238	$9,424,063

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$134,528	$10,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,					October 28, 2013* to December 31, 2013
Class IB			2017		2016	2015	2014
Net asset value, beginning of period	$11.76		$10.21		$9.91	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.22		0.27	0.16	0.20	0.08
Net realized and unrealized gain (loss)	(0.17)		1.66		0.58	(0.20)	0.60	(0.07)

Total from investment operations	(0.03)		1.88		0.85	(0.04)	0.80	0.01

Less distributions:
Dividends from net investment income	—		(0.30)		(0.25)	(0.17)	(0.23)	(0.11)
Distributions from net realized gains	—		(0.03)		(0.30)	(0.26)	— #	—
Return of capital	—		—		—	(0.03)	—	(0.06)

Total dividends and distributions	—		(0.33)		(0.55)	(0.46)	(0.23)	(0.17)

Net asset value, end of period	$11.73		$11.76		$10.21	$9.91	$10.41	$9.84

Total return (b)	(0.26)%		18.45%		8.60%	(0.35)%	8.16%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,768		$2,520		$2,729	$2,594	$2,965	$2,056
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68	%(j)	0.76	%(k)	0.95%	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.40%		1.65%		2.31%	2.44%	2.68%	3.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.41%		1.98%		2.60%	1.47%	1.94%	4.81	%(l)
Before waivers and reimbursements (a)(f)(x)	1.69%		1.09%		1.24%	(0.02)%	0.21%	1.99	%(l)
Portfolio turnover rate (z)^	0	%‡‡‡	34%		15%	15%	2%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,					October 28, 2013* to December 31, 2013
			2017		2016	2015	2014
Net asset value, beginning of period	$11.76		$10.21		$9.91	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.29		0.28	0.17	0.22	0.09
Net realized and unrealized gain (loss)	(0.17)		1.62		0.60	(0.19)	0.61	(0.08)

Total from investment operations	(0.02)		1.91		0.88	(0.02)	0.83	0.01

Less distributions:
Dividends from net investment income	—		(0.33)		(0.28)	(0.19)	(0.26)	(0.11)
Distributions from net realized gains	—		(0.03)		(0.30)	(0.26)	— #	—
Return of capital	—		—		—	(0.03)	—	(0.06)

Total dividends and distributions	—		(0.36)		(0.58)	(0.48)	(0.26)	(0.17)

Net asset value, end of period	$11.74		$11.76		$10.21	$9.91	$10.41	$9.84

Total return (b)	(0.17)%		18.74%		8.89%	(0.09)%	8.43%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,379		$6,904		$2,358	$3,094	$4,187	$2,998
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.49	%(k)	0.70%	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.15%		1.43%		1.99%	2.14%	2.45%	3.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.60%		2.59%		2.66%	1.64%	2.10%	5.06	%(l)
Before waivers and reimbursements (a)(f)(x)	1.88%		1.65%		1.37%	0.20%	0.35%	2.24	%(l)
Portfolio turnover rate (z)^	0	%‡‡‡	34%		15%	15%	2%	1%
*	Commencement of Operations.
‡‡‡	Less than 0.5%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB and 0.65% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Alternatives	51.9%
Equity	23.0
Repurchase Agreements	17.4
Fixed Income	7.7

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
Deutsche Bank Securities, Inc.	14.2%
SPDR Bloomberg Barclays Convertible Securities ETF	7.6
Invesco DB G10 Currency Harvest Fund	7.6
WisdomTree Managed Futures Strategy Fund	7.5
ProShares Hedge Replication ETF	7.5
IQ Merger Arbitrage ETF	7.4
ProShares RAFI Long/Short	7.3
JPMorgan Diversified Alternatives ETF	7.2
Invesco DB Gold Fund	5.8
Invesco DB Commodity Index Tracking Fund	4.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$996.02	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.73	5.11
Class K
Actual	1,000.00	997.01	3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.86

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Invesco DB Base Metals Fund*	3,800	$66,842
Invesco DB Commodity Index Tracking Fund*	14,240	251,763
Invesco DB G10 Currency Harvest Fund*	18,990	461,961
Invesco DB Gold Fund*	8,910	352,034
Invesco DB Silver Fund*	970	23,755
IQ Merger Arbitrage ETF (x)*	14,670	450,516
iShares Commodities Select Strategy ETF (x)	4,040	157,722
iShares Core US REIT ETF (x)	4,790	235,429
iShares MSCI Global Agriculture Producers ETF (x)	2,730	77,805
iShares TIPS Bond ETF	2,090	235,898
JPMorgan Diversified Alternatives ETF	17,380	435,369
ProShares Hedge Replication ETF	10,050	452,652
ProShares RAFI Long/Short	12,120	442,683
SPDR Bloomberg Barclays Convertible Securities ETF (x)	8,740	463,395
Vanguard Global ex-U.S. Real Estate ETF	3,610	209,669
Vanguard Short-Term Inflation-Protected Securities ETF	4,650	227,153
WisdomTree Managed Futures Strategy Fund*	11,420	454,973

Total Exchange Traded Funds (99.4%) (Cost $5,004,914)		4,999,619

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (20.9%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $102,000. (xx)	$100,000	100,000

Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $90,038, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $94,886. (xx)	$90,000	$90,000
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $859,786, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $876,828. (xx)	859,636	859,636

Total Repurchase Agreements		1,049,636

Total Short-Term Investments (20.9%) (Cost $1,049,636)		1,049,636

Total Investments in Securities (120.3%) (Cost $6,054,550)		6,049,255
Other Assets Less Liabilities (-20.3%)		(1,018,443)

Net Assets (100%)		$5,030,812

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $1,066,881. This was secured by cash collateral of $1,049,636 which was subsequently invested in joint repurchase agreements with a total value of $1,049,636, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $40,214 collateralized by various U.S. Government Treasury Securities, ranging from 1.875% - 3.625%, maturing 2/15/20 - 8/15/47.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,999,619	$—	$—	$4,999,619
Short-Term Investments
Repurchase Agreements	—	1,049,636	—	1,049,636

Total Assets	$4,999,619	$1,049,636	$—	$6,049,255

Total Liabilities	$—	$—	$—	$—

Total	$4,999,619	$1,049,636	$—	$6,049,255

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Fund held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$256,219
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$235,727

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,006
Aggregate gross unrealized depreciation	(57,301)

Net unrealized depreciation	$(5,295)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,054,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $5,004,914)	$4,999,619
Repurchase Agreements (Cost $1,049,636)	1,049,636
Cash	23,560
Deferred offering cost	15,236
Receivable from investment manager	6,247
Dividends, interest and other receivables	5,527
Securities lending income receivable	2,515
Other assets	58

Total assets	6,102,398

LIABILITIES
Payable for return of collateral on securities loaned	1,049,636
Distribution fees payable – Class IB	21
Accrued expenses	21,929

Total liabilities	1,071,586

NET ASSETS	$5,030,812

Net assets were comprised of:
Paid in capital	$5,015,622
Accumulated undistributed net investment income (loss)	22,291
Accumulated undistributed net realized gain (loss)	(1,806)
Net unrealized appreciation (depreciation)	(5,295)

Net assets	$5,030,812

Class IB
Net asset value, offering and redemption price per share, $100,461 / 10,035 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.01

Class K
Net asset value, offering and redemption price per share, $4,930,351 / 491,877 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

(x)	Includes value of securities on loan of $1,066,881.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$22,031
Interest	65
Securities lending (net)	11,607

Total income	33,703

EXPENSES
Offering costs	20,885
Professional fees	18,403
Investment management fees	12,484
Custodian fees	2,480
Administrative fees	2,437
Printing and mailing expenses	191
Distribution fees – Class IB	125
Trustees’ fees	55
Miscellaneous	504

Gross expenses	57,564
Less: Waiver from investment manager	(14,921)
Reimbursement from investment manager	(23,289)

Net expenses	19,354

NET INVESTMENT INCOME (LOSS)	14,349

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(1,806)
Net change in unrealized appreciation (depreciation) on investments in securities	(24,399)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(26,205)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,856)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	November 13, 2017* to December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,349	$23,564
Net realized gain (loss)	(1,806)	—
Net change in unrealized appreciation (depreciation)	(24,399)	19,104

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,856)	42,668

DIVIDENDS:
Dividends from net investment income
Class IB	—	(350)
Class K	—	(18,620)

TOTAL DIVIDENDS	—	(18,970)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 0 and 10,000 shares, respectively ]	—	100,000
Capital shares issued in reinvestment of dividends [ 0 and 35 shares, respectively ]	—	350

Total Class IB transactions	—	100,350

Class K
Capital shares sold [ 0 and 490,000 shares, respectively ]	—	4,900,000
Capital shares issued in reinvestment of dividends [ 0 and 1,877 shares, respectively ]	—	18,620

Total Class K transactions	—	4,918,620

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	5,018,970

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,856)	5,042,668
NET ASSETS:
Beginning of period	5,042,668	—

End of period (a)	$5,030,812	$5,042,668

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$22,291	$7,942

* The Portfolio commenced operations on November 13, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.04
Net realized and unrealized gain (loss)	(0.06)		0.05

Total from investment operations	(0.04)		0.09

Less distributions:
Dividends from net investment income	—		(0.04)

Net asset value, end of period	$10.01		$10.05

Total return (b)	(0.40)%		0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02	%(j)	1.07	%**(k)
Before waivers and reimbursements (a)(f)	2.55%		4.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.33%		3.34	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.20)%		0.23	%(l)
Portfolio turnover rate (z)^	5%		0%

Class K	Six Months Ended June 30, 2018 (Unaudited)		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.05
Net realized and unrealized gain (loss)	(0.06)		0.04

Total from investment operations	(0.03)		0.09

Less distributions:
Dividends from net investment income	—		(0.04)

Net asset value, end of period	$10.02		$10.05

Total return (b)	(0.30)%		0.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,930		$4,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.77	%(j)	0.82	%**(k)
Before waivers and reimbursements (a)(f)	2.30%		3.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.58%		3.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.95)%		0.48	%(l)
Portfolio turnover rate (z)^	5%		0%
*	Commencement of Operations.
**	Includes Tax Expense of 0.05%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.70% for Class IB and 1.45% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Exchange Traded Fund	30.1%
Information Technology	26.7
Repurchase Agreements	22.3
Health Care	14.5
Financials	6.7
Consumer Discretionary	6.6
Industrials	5.0
Energy	3.5
Investment Company	2.3
Materials	1.4
Real Estate	1.0
Utilities	0.5
Consumer Staples	0.4
Cash and Other	(21.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,044.42	$5.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.95	5.90
Class K
Actual	1,000.00	1,045.41	4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.19	4.65

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.4%)
Food Products (0.4%)
Bunge Ltd. 4.875%	345	$37,260
Post Holdings, Inc. 2.500%	320	51,760

Total Consumer Staples		89,020

Energy (0.9%)
Energy Equipment & Services (0.4%)
Nabors Industries Ltd. 6.000%*	1,923	87,920

Oil, Gas & Consumable Fuels (0.5%)
Hess Corp. 8.000%	820	61,795
Kinder Morgan, Inc. 9.750%	985	34,150

		95,945

Total Energy		183,865

Financials (4.0%)
Banks (3.2%)
Bank of America Corp. 7.250%	200	250,100
Wells Fargo & Co. 7.500%	350	440,811

		690,911

Capital Markets (0.3%)
AMG Capital Trust II 5.150% (x)	360	21,465
Mandatory Exchangeable Trust 5.750%§	172	35,884

		57,349

Insurance (0.5%)
Assurant, Inc. 6.500% (x)	1,066	119,424

Total Financials		867,684

Health Care (2.0%)
Health Care Equipment & Supplies (2.0%)
Becton Dickinson and Co. 6.125%	6,916	427,755

Total Health Care		427,755

Industrials (0.7%)
Machinery (0.7%)
Fortive Corp. 5.000%*	58	59,485
Rexnord Corp. 5.750%	750	46,860
Stanley Black & Decker, Inc. 5.375% (x)	435	45,579

Total Industrials		151,924

Information Technology (0.6%)
Electronic Equipment, Instruments & Components (0.6%)
Belden, Inc. 6.750% (x)	1,003	83,921
MTS Systems Corp. 8.750%	440	52,448

Total Information Technology		136,369

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Crown Castle International Corp. (REIT) 6.875%	100	99,900
Welltower, Inc. (REIT) 6.500%	583	34,659

Total Real Estate		134,559

Utilities (0.5%)
Electric Utilities (0.3%)
NextEra Energy, Inc. 6.123%	1,170	66,807

Multi-Utilities (0.2%)
Dominion Energy, Inc. 6.750% (x)	640	29,574
Sempra Energy 6.000%	160	16,514

		46,088

Total Utilities		112,895

Total Convertible Preferred Stocks (9.7%) (Cost $2,060,140)		2,104,071

EXCHANGE TRADED FUND (ETF):
SPDR Bloomberg Barclays Convertible Securities ETF (x)	122,840	6,512,977

Total Exchange Traded Fund (30.1%) (Cost $5,798,188)		6,512,977

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (56.6%)
Consumer Discretionary (6.6%)
Automobiles (0.7%)
Tesla, Inc. 2.375%, 3/15/22	$120,000	145,596

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment Corp. 5.000%, 10/1/24	99,000	169,318

Internet & Direct Marketing Retail (2.3%)
Booking Holdings, Inc. 0.350%, 6/15/20	180,000	278,666
Ctrip.com International Ltd. 1.250%, 9/15/22	24,000	24,630
IAC FinanceCo, Inc. 0.875%, 10/1/22§	121,000	140,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Liberty Expedia Holdings, Inc. 1.000%, 6/30/47 (x)§	$55,000	$54,315

		498,431

Media (2.8%)
DISH Network Corp. 3.375%, 8/15/26	282,000	273,144
Liberty Interactive LLC 1.750%, 9/30/46§	95,000	103,530
Liberty Media Corp. 1.375%, 10/15/23	42,000	52,247
Liberty Media Corp.-Liberty Formula One 1.000%, 1/30/23	39,000	45,612
Live Nation Entertainment, Inc. 2.500%, 5/15/19	80,000	113,130
2.500%, 3/15/23§	19,000	19,673

		607,336

Total Consumer Discretionary		1,420,681

Energy (2.6%)
Energy Equipment & Services (1.1%)
Ensco Jersey Finance Ltd. 3.000%, 1/31/24	35,000	32,502
Nabors Industries, Inc. 0.750%, 1/15/24	70,000	54,943
Oil States International, Inc. 1.500%, 2/15/23 (x)§	42,000	43,694
SEACOR Holdings, Inc. 3.000%, 11/15/28	30,000	29,299
Weatherford International Ltd. 5.875%, 7/1/21	79,000	77,746

		238,184

Oil, Gas & Consumable Fuels (1.5%)
Cheniere Energy, Inc. 4.250%, 3/15/45	84,000	66,503
Chesapeake Energy Corp. 5.500%, 9/15/26	79,000	80,287
Oasis Petroleum, Inc. 2.625%, 9/15/23	75,000	97,311
PDC Energy, Inc. 1.125%, 9/15/21 (x)	88,000	91,920

		336,021

Total Energy		574,205

Financials (2.7%)
Capital Markets (0.1%)
New Mountain Finance Corp. 5.000%, 6/15/19	16,000	16,262

Consumer Finance (1.0%)
Encore Capital Group, Inc. 3.000%, 7/1/20	100,000	100,357
3.250%, 3/15/22	17,000	17,213
EZCORP, Inc. 2.875%, 7/1/24§	19,000	25,989
2.375%, 5/1/25§	19,000	18,555
PRA Group, Inc. 3.500%, 6/1/23 (x)	53,000	56,331

		218,445

Insurance (1.0%)
Fidelity National Financial, Inc. 4.250%, 8/15/18	75,000	220,035

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Blackstone Mortgage Trust, Inc. (REIT) 4.375%, 5/5/22	39,000	38,234
Western Asset Mortgage Capital Corp. (REIT) 6.750%, 10/1/22	32,000	32,292

		70,526

Thrifts & Mortgage Finance (0.3%)
LendingTree, Inc. 0.625%, 6/1/22	58,000	69,879

Total Financials		595,147

Health Care (12.5%)
Biotechnology (6.7%)
Acorda Therapeutics, Inc. 1.750%, 6/15/21	45,000	43,489
Alder Biopharmaceuticals, Inc. 2.500%, 2/1/25	67,000	69,599
AMAG Pharmaceuticals, Inc. 3.250%, 6/1/22	28,000	28,584
BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	170,000	201,386
Clovis Oncology, Inc. 2.500%, 9/15/21	83,000	89,233
Exact Sciences Corp. 1.000%, 1/15/25	162,000	170,381
Flexion Therapeutics, Inc. 3.375%, 5/1/24	79,000	96,307
Incyte Corp. 1.250%, 11/15/20	58,000	79,397
Insmed, Inc. 1.750%, 1/15/25	104,000	95,472
Intercept Pharmaceuticals, Inc. 3.250%, 7/1/23	16,000	14,009
Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	114,000	112,000
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23§	137,000	141,699
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	36,000	51,956
Radius Health, Inc. 3.000%, 9/1/24	50,000	46,383
Sarepta Therapeutics, Inc. 1.500%, 11/15/24§	88,000	169,408
TESARO, Inc. 3.000%, 10/1/21	28,000	41,829

		1,451,132

Health Care Equipment & Supplies (1.6%)
DexCom, Inc. 0.750%, 5/15/22§	52,000	60,167
Nevro Corp. 1.750%, 6/1/21	110,000	119,442
NuVasive, Inc. 2.250%, 3/15/21	75,000	81,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Wright Medical Group NV 2.250%, 11/15/21	$34,000	$45,341
Wright Medical Group, Inc. 2.000%, 2/15/20	43,000	46,521

		352,646

Health Care Providers & Services (1.2%)
Anthem, Inc. 2.750%, 10/15/42	10,000	32,675
Molina Healthcare, Inc. 1.125%, 1/15/20	80,000	193,714
1.625%, 8/15/44	13,000	21,912

		248,301

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20	56,000	56,645
Evolent Health, Inc. 2.000%, 12/1/21	13,000	14,745
Teladoc, Inc. 3.000%, 12/15/22§	32,000	47,700
Vocera Communications, Inc. 1.500%, 5/15/23§	22,000	24,426

		143,516

Pharmaceuticals (2.3%)
Depomed, Inc. 2.500%, 9/1/21	53,000	43,297
Dermira, Inc. 3.000%, 5/15/22	116,000	95,475
Horizon Pharma Investment Ltd. 2.500%, 3/15/22	86,000	82,307
Jazz Investments I Ltd. 1.875%, 8/15/21	65,000	70,661
1.500%, 8/15/24§	32,000	33,339
Medicines Co. (The) 2.500%, 1/15/22	76,000	92,340
Pacira Pharmaceuticals, Inc. 2.375%, 4/1/22	56,000	51,904
Paratek Pharmaceuticals, Inc. 4.750%, 5/1/24§	37,000	35,691

		505,014

Total Health Care		2,700,609

Industrials (4.3%)
Aerospace & Defense (0.2%)
Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/23	36,000	46,514

Air Freight & Logistics (0.3%)
Echo Global Logistics, Inc. 2.500%, 5/1/20	53,000	54,801

Building Products (0.5%)
Patrick Industries, Inc. 1.000%, 2/1/23§	110,000	102,630

Commercial Services & Supplies (0.0%)
Team, Inc. 5.000%, 8/1/23§	6,000	7,648

Construction & Engineering (1.0%)
Dycom Industries, Inc. 0.750%, 9/15/21	112,000	129,700

Tutor Perini Corp. 2.875%, 6/15/21	79,000	79,117

		208,817

Machinery (1.4%)
Chart Industries, Inc. 1.000%, 11/15/24§	85,000	103,391
Greenbrier Cos., Inc. (The) 2.875%, 2/1/24	119,000	136,939
Meritor, Inc. 3.250%, 10/15/37§	32,000	31,704
Navistar International Corp. 4.750%, 4/15/19	35,000	36,070

		308,104

Professional Services (0.3%)
Huron Consulting Group, Inc. 1.250%, 10/1/19	73,000	68,514

Transportation Infrastructure (0.6%)
Macquarie Infrastructure Corp. 2.875%, 7/15/19	40,000	39,652
2.000%, 10/1/23	100,000	88,686

		128,338

Total Industrials		925,366

Information Technology (26.1%)
Communications Equipment (2.2%)
Ciena Corp. 3.750%, 10/15/18	83,000	109,820
4.000%, 12/15/20	43,000	60,614
Finisar Corp. 0.500%, 12/15/36	47,000	42,659
Lumentum Holdings, Inc. 0.250%, 3/15/24	86,000	101,774
Palo Alto Networks, Inc. (Zero Coupon), 7/1/19	86,000	159,893

		474,760

Electronic Equipment, Instruments & Components (0.8%)
TTM Technologies, Inc. 1.750%, 12/15/20	63,000	117,392
Vishay Intertechnology, Inc. 2.250%, 11/15/40	30,000	54,724

		172,116

Internet Software & Services (3.9%)
Akamai Technologies, Inc. 0.125%, 5/1/25§	37,000	37,050
Altaba, Inc. (Zero Coupon), 12/1/18	50,000	68,198
Cornerstone OnDemand, Inc. 1.500%, 7/1/18	76,000	75,904
Coupa Software, Inc. 0.375%, 1/15/23§	28,000	41,889
Five9, Inc. 0.125%, 5/1/23§	15,000	15,666
Momo, Inc. 1.250%, 7/1/25 (b)§	30,000	29,313
Nutanix, Inc. (Zero Coupon), 1/15/23§	54,000	66,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Okta, Inc. 0.250%, 2/15/23§	$87,000	$107,388
Pandora Media, Inc. 1.750%, 12/1/20	74,000	70,899
Q2 Holdings, Inc. 0.750%, 2/15/23§	43,000	48,756
Twilio, Inc. 0.250%, 6/1/23§	50,000	51,801
Twitter, Inc. 0.250%, 9/15/19	92,000	89,210
0.250%, 6/15/24 (b)§	30,000	30,991
Weibo Corp. 1.250%, 11/15/22§	52,000	52,262
Wix.com Ltd. (Zero Coupon), 7/1/23 (b)§	30,000	29,590
Zillow Group, Inc. 1.500%, 7/1/23	21,000	21,171

		836,761

IT Services (0.4%)
Cardtronics, Inc. 1.000%, 12/1/20	17,000	15,760
CSG Systems International, Inc. 4.250%, 3/15/36	53,000	55,734
GDS Holdings Ltd. 2.000%, 6/1/25 (b)§	15,000	15,545

		87,039

Semiconductors & Semiconductor Equipment (12.9%)
Advanced Micro Devices, Inc. 2.125%, 9/1/26	48,000	95,347
Cypress Semiconductor Corp. 4.500%, 1/15/22	66,000	87,493
Inphi Corp. 1.125%, 12/1/20	51,000	54,544
0.750%, 9/1/21	8,000	7,476
Integrated Device Technology, Inc. 0.875%, 11/15/22	91,000	103,703
Intel Corp. 3.250%, 8/1/39	147,000	351,841
Microchip Technology, Inc. 1.625%, 2/15/25	145,000	252,999
1.625%, 2/15/27	287,000	333,711
Micron Technology, Inc. Series F 2.125%, 2/15/33	54,000	258,509
Series G 3.000%, 11/15/43	127,000	228,709
Novellus Systems, Inc. 2.625%, 5/15/41	46,000	238,644
NVIDIA Corp. 1.000%, 12/1/18	6,000	70,719
NXP Semiconductors NV 1.000%, 12/1/19	278,000	334,456
ON Semiconductor Corp. 1.000%, 12/1/20	95,000	124,980
Rambus, Inc. 1.375%, 2/1/23§	53,000	50,168
SunPower Corp. 4.000%, 1/15/23	16,000	13,505

Synaptics, Inc. 0.500%, 6/15/22	73,000	72,101
Teradyne, Inc. 1.250%, 12/15/23	55,000	73,211
Veeco Instruments, Inc. 2.700%, 1/15/23	41,000	36,068

		2,788,184

Software (5.4%)
Citrix Systems, Inc. 0.500%, 4/15/19	90,000	130,679
FireEye, Inc. 0.875%, 6/1/24§	30,000	28,267
Series A 1.000%, 6/1/35	52,000	49,530
Guidewire Software, Inc. 1.250%, 3/15/25	55,000	55,837
HubSpot, Inc. 0.250%, 6/1/22	34,000	48,571
Nuance Communications, Inc. 1.000%, 12/15/35	97,000	86,815
Proofpoint, Inc. 0.750%, 6/15/20	35,000	51,335
PROS Holdings, Inc. 2.000%, 12/1/19	43,000	51,293
RealPage, Inc. 1.500%, 11/15/22	53,000	75,099
Red Hat, Inc. 0.250%, 10/1/19	66,000	120,252
RingCentral, Inc. (Zero Coupon), 3/15/23§	47,000	49,776
Rovi Corp. 0.500%, 3/1/20	40,000	37,927
ServiceNow, Inc. (Zero Coupon), 11/1/18	24,000	55,890
(Zero Coupon), 6/1/22	66,000	89,406
Synchronoss Technologies, Inc. 0.750%, 8/15/19	33,000	30,856
Verint Systems, Inc. 1.500%, 6/1/21	81,000	79,497
Workday, Inc. 0.250%, 10/1/22§	70,000	73,485
Zendesk, Inc. 0.250%, 3/15/23§	54,000	58,330

		1,172,845

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc. 0.125%, 4/15/23§	41,000	45,710
Western Digital Corp. 1.500%, 2/1/24§	62,000	62,683

		108,393

Total Information Technology		5,640,098

Materials (1.4%)
Construction Materials (1.0%)
Cemex SAB de CV 3.720%, 3/15/20 (x)	205,000	205,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Metals & Mining (0.4%)
Allegheny Technologies, Inc. 4.750%, 7/1/22	$26,000	$49,283
Cleveland-Cliffs, Inc. 1.500%, 1/15/25	36,000	44,125

		93,408

Total Materials		299,035

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Colony Capital, Inc. (REIT) 5.000%, 4/15/23	55,000	52,113
IH Merger Sub LLC (REIT) 3.500%, 1/15/22	32,000	35,635

Total Real Estate		87,748

Total Convertible Bonds		12,242,889

Total Long-Term Debt Securities (56.6%) (Cost $10,961,724)		12,242,889

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, IM Shares	482,618	482,715

	Principal Amount	Value (Note 1)
Repurchase Agreements (22.3%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $50,009, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $51,000. (xx)	$50,000	50,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $102,000. (xx)	100,000	100,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $32,919, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $33,572. (xx)	32,914	32,914

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $13,488, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $13,756. (xx)	13,486	13,486
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $23,394, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $23,858. (xx)	23,390	23,390
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $23,430, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $23,895. (xx)	23,426	23,426
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,500,307, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $1,530,045. (xx)	1,500,044	1,500,044
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $2,040,030. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,000,173, collateralized by various Common Stocks; total market value $1,112,891. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $89,368, collateralized by various Common Stocks; total market value $99,440. (xx)	89,353	89,353

Total Repurchase Agreements		4,832,613

Total Short-Term Investments (24.6%) (Cost $5,315,273)		5,315,328

Total Investments in Securities (121.0%) (Cost $24,135,325)		26,175,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Value (Note 1)
Other Assets Less Liabilities (-21.0%)	$(4,551,059)

Net Assets (100%)	$21,624,206

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $2,095,606 or 9.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $105,439 or 0.5% of net assets.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $4,723,401. This was secured by cash collateral of $4,832,613 which was subsequently invested in joint repurchase agreements with a total value of $4,832,613, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$1,420,681	$—	$1,420,681
Energy	—	574,205	—	574,205
Financials	—	595,147	—	595,147
Health Care	—	2,700,609	—	2,700,609
Industrials	—	925,366	—	925,366
Information Technology	—	5,640,098	—	5,640,098
Materials	—	299,035	—	299,035
Real Estate	—	87,748	—	87,748
Convertible Preferred Stocks
Consumer Staples	37,260	51,760	—	89,020
Energy	183,865	—	—	183,865
Financials	810,335	57,349	—	867,684
Health Care	427,755	—	—	427,755
Industrials	151,924	—	—	151,924
Information Technology	83,921	52,448	—	136,369
Real Estate	134,559	—	—	134,559
Utilities	112,895	—	—	112,895
Exchange Traded Fund	6,512,977	—	—	6,512,977
Short-Term Investments
Investment Company	482,715	—	—	482,715
Repurchase Agreements	—	4,832,613	—	4,832,613

Total Assets	$8,938,206	$17,237,059	$—	$26,175,265

Total Liabilities	$—	$—	$—	$—

Total	$8,938,206	$17,237,059	$—	$26,175,265

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,990,109
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,273,703

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,358,490
Aggregate gross unrealized depreciation	(422,893)

Net unrealized appreciation	$1,935,597

Federal income tax cost of investments in securities and derivative instruments, if applicable	$24,239,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $19,302,712)	$21,342,652
Repurchase Agreements (Cost $4,832,613)	4,832,613
Cash	435,766
Dividends, interest and other receivables	57,905
Receivable from Separate Accounts for Portfolio shares sold	4,613
Securities lending income receivable	598
Other assets	225

Total assets	26,674,372

LIABILITIES
Payable for return of collateral on securities loaned	4,832,613
Payable for securities purchased	132,762
Payable to Separate Accounts for Portfolio shares redeemed	26,457
Investment management fees payable	6,147
Administrative fees payable	2,184
Distribution fees payable – Class IB	1,934
Trustees’ fees payable	10
Accrued expenses	48,059

Total liabilities	5,050,166

NET ASSETS	$21,624,206

Net assets were comprised of:
Paid in capital	$19,239,297
Accumulated undistributed net investment income (loss)	69,658
Accumulated undistributed net realized gain (loss)	275,311
Net unrealized appreciation (depreciation)	2,039,940

Net assets	$21,624,206

Class IB
Net asset value, offering and redemption price per share, $9,473,506 / 822,494 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.52

Class K
Net asset value, offering and redemption price per share, $12,150,700 / 1,055,698 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.51

(x)	Includes value of securities on loan of $4,723,401.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$136,275
Interest	94,257
Securities lending (net)	4,757

Total income	235,289

EXPENSES
Investment management fees	70,764
Professional fees	29,977
Custodian fees	13,389
Administrative fees	12,224
Distribution fees – Class IB	10,511
Printing and mailing expenses	835
Trustees’ fees	216
Miscellaneous	4,923

Gross expenses	142,839
Less: Waiver from investment manager	(38,494)

Net expenses	104,345

NET INVESTMENT INCOME (LOSS)	130,944

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	189,448
Net change in unrealized appreciation (depreciation) on investments in securities	559,274

NET REALIZED AND UNREALIZED GAIN (LOSS)	748,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$879,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$130,944	$393,163
Net realized gain (loss)	189,448	872,248
Net change in unrealized appreciation (depreciation)	559,274	1,063,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	879,666	2,328,864

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(218,620)
Class K	—	(360,634)

	—	(579,254)

Distributions from net realized capital gains
Class IB	—	(182,966)
Class K	—	(279,099)

	—	(462,065)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,041,319)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 157,491 and 136,376 shares, respectively ]	1,790,456	1,538,446
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,476 shares, respectively ]	—	401,586
Capital shares repurchased [ (27,196) and (26,705) shares, respectively ]	(312,636)	(296,857)

Total Class IB transactions	1,477,820	1,643,175

Class K
Capital shares sold [ 79,558 and 183,781 shares, respectively ]	904,508	2,038,064
Capital shares issued in reinvestment of dividends and distributions [ 0 and 58,227 shares, respectively ]	—	639,733
Capital shares repurchased [ (59,281) and (295,916) shares, respectively ]	(676,467)	(3,234,934)

Total Class K transactions	228,041	(557,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,705,861	1,086,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,585,527	2,373,583
NET ASSETS:
Beginning of period	19,038,679	16,665,096

End of period (a)	$21,624,206	$19,038,679

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$69,658	$(61,286)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,						October 28, 2013* to December 31, 2013
Class IB			2017		2016		2015	2014
Net asset value, beginning of period	$11.03		$10.20		$9.84		$10.69	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.24		0.20		0.19	0.18	0.05
Net realized and unrealized gain (loss)	0.43		1.21		0.55		(0.53)	0.71	0.21

Total from investment operations	0.49		1.45		0.75		(0.34)	0.89	0.26

Less distributions:
Dividends from net investment income	—		(0.34)		(0.30)		(0.34)	(0.16)	(0.06)
Distributions from net realized gains	—		(0.28)		—		(0.16)	(0.22)	(0.02)
Return of capital	—		—		(0.09)		(0.01)	—	—

Total dividends and distributions	—		(0.62)		(0.39)		(0.51)	(0.38)	(0.08)

Net asset value, end of period	$11.52		$11.03		$10.20		$9.84	$10.69	$10.18

Total return (b)	4.44%		14.28%		7.62%		(3.29)%	8.71%	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,474		$7,637		$5,572		$6,922	$8,080	$5,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.18	%(j)	1.18	%(j)	1.22	%(j)	1.32%**	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.56%		1.72%		1.70%		1.78%	1.97%	2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.15%		2.11%		1.98%		1.77%	1.66%	2.87	%(l)
Before waivers and reimbursements (a)(f)	0.77%		1.58%		1.50%		1.32%	0.98%	1.90	%(l)
Portfolio turnover rate (z)^	17%		35%		33%		47%	28%	4%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,						October 28, 2013* to December 31, 2013
Class K			2017		2016		2015	2014
Net asset value, beginning of period	$11.01		$10.18		$9.82		$10.67	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.25		0.22		0.21	0.21	0.06
Net realized and unrealized gain (loss)	0.42		1.23		0.56		(0.53)	0.71	0.20

Total from investment operations	0.50		1.48		0.78		(0.32)	0.92	0.26

Less distributions:
Dividends from net investment income	—		(0.37)		(0.32)		(0.36)	(0.21)	(0.06)
Distributions from net realized gains	—		(0.28)		—		(0.16)	(0.22)	(0.02)
Return of capital	—		—		(0.10)		(0.01)	—	—

Total dividends and distributions	—		(0.65)		(0.42)		(0.53)	(0.43)	(0.08)

Net asset value, end of period	$11.51		$11.01		$10.18		$9.82	$10.67	$10.18

Total return (b)	4.54%		14.58%		7.91%		(3.05)%	8.97%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,151		$11,402		$11,093		$10,951	$12,760	$8,425
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93	%(j)	0.93	%(j)	0.97	%(j)	1.07%**	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.31%		1.46%		1.45%		1.53%	1.73%	2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.40%		2.29%		2.24%		2.01%	1.93%	3.14	%(l)
Before waivers and reimbursements (a)(f)	1.02%		1.76%		1.76%		1.56%	1.25%	2.12	%(l)
Portfolio turnover rate (z)^	17%		35%		33%		47%	28%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax expense of 0.02%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.30% for Class IB and 1.05% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	35.9%
Collateralized Mortgage Obligations	9.5
Information Technology	8.1
Investment Companies	6.9
Financials	6.2
Asset-Backed Securities	5.3
Health Care	4.7
Consumer Discretionary	4.0
Energy	3.8
Industrials	3.6
Mortgage-Backed Securities	3.4
Consumer Staples	2.6
Materials	0.9
Telecommunication Services	0.8
Real Estate	0.8
Repurchase Agreements	0.6
Utilities	0.5
Cash and Other	2.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$996.52	$5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.82	6.03
Class K
Actual	1,000.00	997.39	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.06	4.78

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.3%)
C-BASS TRUST,
Series 2007-CB1 AF6 3.674%, 1/25/37 (e)	$1,411,420	$691,292
GCAT LLC,
Series 2017-3 A1 3.351%, 4/25/47 (e)§	324,248	324,317
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL3 A1 4.125%, 8/27/33 (b)(e)§	400,000	400,000
RASC Trust,
Series 2007-EMX1 A13 2.291%, 1/25/37 (l)	962,913	845,060
VOLT LVII LLC,
Series 2017-NPL4 A1 3.375%, 4/25/47 (e)§	398,178	398,269
VOLT LVIII LLC,
Series 2017-NPL5 A1 3.375%, 5/28/47 (e)§	349,233	349,313

Total Asset-Backed Securities		3,008,251

Collateralized Mortgage Obligations (9.5%)
FHLMC,
Series 358 300 3.000%, 10/15/47	458,152	444,736
Series 4484 CD 1.750%, 7/15/30	390,677	377,206
Series 4624 GA 2.500%, 4/15/40	424,686	409,755
Series 4749 LV 3.500%, 4/15/38	450,000	449,084
Series 4792 A 3.000%, 5/15/48	495,975	480,408
FNMA,
Series 2016-52 ZC 3.000%, 8/25/46	547,505	457,476
Series 2016-9 A 3.000%, 9/25/43	365,429	358,408
Series 2017-32 CA 3.000%, 10/25/42	882,623	867,949
Series 2017-51 EA 3.000%, 11/25/42	445,426	436,444
Series 2018-21 (Zero Coupon), 4/25/48 PO	491,451	386,817
Series 2018-36 A 3.000%, 6/25/48	298,541	289,360
JP Morgan Mortgage Trust,
Series 2018-7FRB A2 2.841%, 4/25/46 (b)(l)§	400,000	399,996

Total Collateralized Mortgage Obligations		5,357,639

Corporate Bonds (13.1%)
Consumer Discretionary (1.9%)
Automobiles (0.2%)
Ford Motor Co. 7.450%, 7/16/31	85,000	99,714
General Motors Co. (ICE LIBOR USD 3 Month + 0.80%), 3.163%, 8/7/20 (k)	15,000	15,066

		114,780

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The) 5.125%, 11/15/24§	30,000	29,100

Hotels, Restaurants & Leisure (0.5%)
1011778 BC ULC 5.000%, 10/15/25§	60,000	56,775
Boyd Gaming Corp. 6.000%, 8/15/26 (b)§	10,000	9,900
Caesars Resort Collection LLC 5.250%, 10/15/25§	60,000	56,778
Eldorado Resorts, Inc. 6.000%, 4/1/25	60,000	60,150
GLP Capital LP 5.750%, 6/1/28	25,000	25,125
Royal Caribbean Cruises Ltd. 3.700%, 3/15/28	50,000	45,982
Viking Cruises Ltd. 5.875%, 9/15/27§	60,000	56,775

		311,485

Household Durables (0.2%)
Newell Brands, Inc. 5.500%, 4/1/46	50,000	48,692
Tempur Sealy International, Inc. 5.500%, 6/15/26	65,000	62,887

		111,579

Leisure Products (0.1%)
Hasbro, Inc. 3.500%, 9/15/27	45,000	41,618

Media (0.5%)
Cengage Learning, Inc. 9.500%, 6/15/24§	55,000	46,647
Charter Communications Operating LLC 4.908%, 7/23/25	100,000	100,959
CSC Holdings LLC 5.250%, 6/1/24	30,000	28,425
Omnicom Group, Inc. 3.600%, 4/15/26	95,000	91,060

		267,091

Multiline Retail (0.3%)
Dollar Tree, Inc. 4.000%, 5/15/25	150,000	146,329

Specialty Retail (0.1%)
PetSmart, Inc. 7.125%, 3/15/23§	40,000	26,852
5.875%, 6/1/25§	25,000	19,252

		46,104

Total Consumer Discretionary		1,068,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (1.1%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc. 4.900%, 2/1/46	$40,000	$40,948

Food Products (0.8%)
B&G Foods, Inc. 5.250%, 4/1/25 (x)	60,000	56,550
JBS USA LUX SA 6.750%, 2/15/28§	25,000	23,531
Kraft Heinz Foods Co. 2.800%, 7/2/20	180,000	178,494
Matterhorn Merger Sub LLC 8.500%, 6/1/26§	15,000	14,663
Pilgrim’s Pride Corp. 5.750%, 3/15/25§	65,000	62,400
Smithfield Foods, Inc. 4.250%, 2/1/27§	100,000	96,100

		431,738

Household Products (0.1%)
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	60,000	54,150

Personal Products (0.0%)
Coty, Inc. 6.500%, 4/15/26 (x)§	30,000	28,668

Tobacco (0.1%)
BAT Capital Corp. (ICE LIBOR USD 3 Month + 0.88%), 3.223%, 8/15/22 (k)§	20,000	20,161
Reynolds American, Inc. 4.000%, 6/12/22	55,000	55,323

		75,484

Total Consumer Staples		630,988

Energy (2.1%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	100,000	89,176
Nabors Industries, Inc. 5.750%, 2/1/25§	35,000	33,162
USA Compression Partners LP 6.875%, 4/1/26§	30,000	31,014
Weatherford International Ltd. 9.875%, 2/15/24 (x)	30,000	30,273

		183,625

Oil, Gas & Consumable Fuels (1.8%)
Andeavor 5.125%, 12/15/26	45,000	46,750
Canadian Natural Resources Ltd. 2.950%, 1/15/23	105,000	101,075
Cheniere Energy Partners LP 5.250%, 10/1/25§	65,000	63,570
Energy Transfer Partners LP 4.750%, 1/15/26	100,000	99,320
EQT Midstream Partners LP 4.750%, 7/15/23	90,000	89,568
Extraction Oil & Gas, Inc. 5.625%, 2/1/26§	30,000	28,689
Gulfport Energy Corp. 6.375%, 5/15/25	60,000	58,350
Indigo Natural Resources LLC 6.875%, 2/15/26§	35,000	33,687
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	120,000	136,387
Peabody Energy Corp. 6.000%, 3/31/22§	60,000	60,975
Petroleos Mexicanos 5.350%, 2/12/28§	90,000	84,658
QEP Resources, Inc. 5.625%, 3/1/26	35,000	33,513
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	100,000	101,811
Sanchez Energy Corp. 6.125%, 1/15/23	40,000	27,200
Sunoco LP 5.500%, 2/15/26§	30,000	28,425

		993,978

Total Energy		1,177,603

Financials (2.2%)
Banks (0.6%)
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	40,000	37,134
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 3.421%, 5/17/24 (k)	100,000	100,720
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23 (k)	135,000	135,317
Santander Holdings USA, Inc. 3.400%, 1/18/23	95,000	91,337

		364,508

Capital Markets (0.2%)
Morgan Stanley (ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	90,000	89,550

Consumer Finance (0.8%)
Ally Financial, Inc. 4.125%, 3/30/20	50,000	50,000
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.72%), 3.079%, 1/30/23 (k)	45,000	44,776
Discover Financial Services 4.100%, 2/9/27	100,000	95,937
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 0.99%), 3.311%, 1/5/23 (k)	75,000	75,188
3.950%, 4/13/24	10,000	9,804
Springleaf Finance Corp. 7.125%, 3/15/26	20,000	19,900
Synchrony Financial 3.950%, 12/1/27	160,000	148,313

		443,918

Diversified Financial Services (0.0%)
ASP AMC Merger Sub, Inc. 8.000%, 5/15/25§	30,000	24,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.6%)
Alliant Holdings Intermediate LLC 8.250%, 8/1/23§	$60,000	$61,530
Athene Global Funding 3.000%, 7/1/22§	90,000	87,224
Liberty Mutual Group, Inc. 6.500%, 5/1/42§	65,000	79,159
NFP Corp. 6.875%, 7/15/25§	60,000	58,200
Wand Merger Corp. 8.125%, 7/15/23 (b)§	25,000	25,375

		311,488

Total Financials		1,234,364

Health Care (1.0%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	50,000	49,596

Health Care Equipment & Supplies (0.3%)
Avantor, Inc. 9.000%, 10/1/25§	30,000	30,231
Zimmer Biomet Holdings, Inc. 2.700%, 4/1/20	155,000	153,470

		183,701

Health Care Providers & Services (0.4%)
Centene Corp. 4.750%, 1/15/25	60,000	59,700
Centene Escrow I Corp. 5.375%, 6/1/26§	5,000	5,066
CVS Health Corp. 5.050%, 3/25/48	50,000	50,830
Team Health Holdings, Inc. 6.375%, 2/1/25§	35,000	30,058
Universal Hospital Services, Inc. 7.625%, 8/15/20	65,000	64,756

		210,410

Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	115,000	99,149

Total Health Care		542,856

Industrials (1.6%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp. 4.700%, 5/15/46	90,000	95,214
TransDigm, Inc. 6.375%, 6/15/26	60,000	59,550

		154,764

Airlines (0.2%)
Delta Air Lines, Inc. 3.625%, 3/15/22	100,000	98,640

Building Products (0.2%)
Builders FirstSource, Inc. 5.625%, 9/1/24§	60,000	58,200
Owens Corning 4.400%, 1/30/48	55,000	45,891

		104,091

Commercial Services & Supplies (0.3%)
Garda World Security Corp. 8.750%, 5/15/25§	60,000	61,500
Hulk Finance Corp. 7.000%, 6/1/26§	35,000	33,512
Prime Security Services Borrower LLC 9.250%, 5/15/23§	44,000	46,847
Tervita Escrow Corp. 7.625%, 12/1/21§	60,000	60,600

		202,459

Machinery (0.1%)
BlueLine Rental Finance Corp. 9.250%, 3/15/24§	60,000	63,834

Road & Rail (0.3%)
CSX Corp. 3.800%, 11/1/46	65,000	56,953
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	100,000	98,553

		155,506

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.250%, 3/1/25	60,000	55,522
Beacon Roofing Supply, Inc. 4.875%, 11/1/25§	60,000	55,350

		110,872

Total Industrials		890,166

Information Technology (1.0%)
Communications Equipment (0.2%)
CB Escrow Corp. 8.000%, 10/15/25§	15,000	14,081
CommScope Technologies LLC 6.000%, 6/15/25§	55,000	56,172
Riverbed Technology, Inc. 8.875%, 3/1/23 (x)§	30,000	28,440

		98,693

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc. 3.875%, 1/12/28	95,000	88,637

Internet Software & Services (0.2%)
GTT Communications, Inc. 7.875%, 12/31/24§	60,000	59,478
Match Group, Inc. 5.000%, 12/15/27§	60,000	55,728

		115,206

Semiconductors & Semiconductor Equipment (0.2%)
Microchip Technology, Inc. 4.333%, 6/1/23§	90,000	90,205

Software (0.3%)
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24§	55,000	61,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Informatica LLC 7.125%, 7/15/23§	$55,000	$55,561
Solera LLC 10.500%, 3/1/24§	25,000	27,688
Sophia LP 9.000%, 9/30/23§	50,000	52,320

		196,833

Total Information Technology		589,574

Materials (0.5%)
Chemicals (0.2%)
Hexion, Inc. 6.625%, 4/15/20	15,000	14,055
10.375%, 2/1/22§	45,000	43,931
Mosaic Co. (The) 4.050%, 11/15/27	90,000	85,676

		143,662

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc. 6.875%, 1/15/25§	60,000	57,900
7.875%, 7/15/26 (b)§	5,000	4,981
WestRock Co. 3.750%, 3/15/25§	50,000	49,051

		111,932

Metals & Mining (0.1%)
SunCoke Energy Partners LP 7.500%, 6/15/25§	55,000	55,963

Total Materials		311,557

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Crown Castle International Corp. (REIT) 3.650%, 9/1/27	55,000	50,949
3.800%, 2/15/28	50,000	46,800
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	60,000	57,900
MPT Operating Partnership LP (REIT) 5.250%, 8/1/26	60,000	58,500

Total Real Estate		214,149

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 5.250%, 3/1/37	150,000	147,628
CCO Holdings LLC 5.750%, 2/15/26§	35,000	34,387
5.000%, 2/1/28§	30,000	27,489
Cincinnati Bell, Inc. 7.000%, 7/15/24§	45,000	41,062
Frontier Communications Corp. 8.500%, 4/15/20	15,000	15,319
Intelsat Jackson Holdings SA 7.250%, 10/15/20	30,000	29,738
Level 3 Financing, Inc. 5.375%, 1/15/24	60,000	58,638
Sprint Capital Corp. 6.875%, 11/15/28	15,000	14,345
Telesat Canada 8.875%, 11/15/24§	55,000	59,056

		427,662

Wireless Telecommunication Services (0.0%)
Sprint Corp. 7.125%, 6/15/24	30,000	30,288

Total Telecommunication Services		457,950

Utilities (0.5%)
Electric Utilities (0.5%)
Edison International 4.125%, 3/15/28	50,000	49,233
NextEra Energy Operating Partners LP 4.500%, 9/15/27§	65,000	60,775
Southern Co. (The) 1.850%, 7/1/19	155,000	153,376

Total Utilities		263,384

Total Corporate Bonds		7,380,677

Mortgage-Backed Securities (3.4%)
FHLMC 3.000%, 9/1/46	609,599	590,930
4.000%, 4/1/47	438,278	447,044
FNMA 3.000%, 4/1/37	453,968	446,094
2.500%, 2/1/47	483,102	453,890

Total Mortgage-Backed Securities		1,937,958

U.S. Treasury Obligations (11.2%)
U.S. Treasury Bonds 2.750%, 11/15/42	250,000	240,230
3.625%, 8/15/43	250,000	278,383
3.375%, 5/15/44	140,000	149,894
2.875%, 11/15/46	250,000	244,688
3.000%, 2/15/47	200,000	200,625
2.750%, 11/15/47	160,000	152,605
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/22 TIPS (t)	422,390	413,671
0.375%, 7/15/27 TIPS	143,392	139,450
U.S. Treasury Notes 1.500%, 10/31/19	420,000	414,785
1.750%, 11/30/19	430,000	425,688
2.125%, 8/31/20	320,000	317,095
2.000%, 9/30/20	340,000	335,771
1.750%, 10/31/20	320,000	314,008
1.625%, 11/30/20	330,000	322,580
2.000%, 5/31/21	340,000	334,082
1.125%, 6/30/21	360,000	344,464
1.875%, 8/31/24	350,000	332,002
2.125%, 9/30/24	350,000	336,465
2.250%, 10/31/24	350,000	338,803
2.250%, 8/15/27	350,000	333,093
2.250%, 11/15/27	350,000	332,664

Total U.S. Treasury Obligations		6,301,046

Total Long-Term Debt Securities (42.5%) (Cost $24,550,845)		23,985,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.1%)
Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,100	$151,435

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	354	601,729
JD.com, Inc. (ADR)*	4,961	193,231

		794,960

Media (0.4%)
Discovery, Inc., Class A (x)*	8,828	242,770

Total Consumer Discretionary		1,189,165

Consumer Staples (1.5%)
Food & Staples Retailing (0.9%)
Sysco Corp.	4,640	316,866
Walmart, Inc.	2,192	187,745

		504,611

Tobacco (0.6%)
Philip Morris International, Inc.	4,341	350,492

Total Consumer Staples		855,103

Energy (1.7%)
Energy Equipment & Services (0.6%)
Halliburton Co.	4,129	186,053
Patterson-UTI Energy, Inc.	8,439	151,902

		337,955

Oil, Gas & Consumable Fuels (1.1%)
Devon Energy Corp.	4,571	200,941
Newfield Exploration Co.*	6,806	205,881
Pioneer Natural Resources Co.	1,108	209,678

		616,500

Total Energy		954,455

Financials (4.0%)
Banks (2.0%)
Citigroup, Inc.	6,872	459,874
Fifth Third Bancorp	7,922	227,361
JPMorgan Chase & Co.	4,489	467,754

		1,154,989

Capital Markets (0.8%)
Goldman Sachs Group, Inc. (The)	926	204,248
Intercontinental Exchange, Inc.	3,038	223,445

		427,693

Insurance (1.2%)
Markel Corp.*	200	216,870
MetLife, Inc.	6,602	287,847
Willis Towers Watson plc	1,315	199,354

		704,071

Total Financials		2,286,753

Health Care (3.7%)
Biotechnology (0.6%)
Amgen, Inc.	1,835	338,723

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	4,780	291,532

Health Care Providers & Services (0.4%)
Cigna Corp.	1,492	253,565

Pharmaceuticals (2.2%)
Allergan plc	1,207	201,231
AstraZeneca plc (ADR)	5,984	210,098
Bristol-Myers Squibb Co.	4,089	226,285
Novartis AG (ADR)	3,168	239,311
Roche Holding AG (ADR)	4,616	127,540
Sanofi (ADR)	5,445	217,855

		1,222,320

Total Health Care		2,106,140

Industrials (2.0%)
Air Freight & Logistics (0.3%)
FedEx Corp.	822	186,644

Electrical Equipment (0.5%)
Eaton Corp. plc	3,554	265,626

Professional Services (0.4%)
Equifax, Inc.	1,802	225,448

Road & Rail (0.4%)
AMERCO	593	211,197

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,793	236,986

Total Industrials		1,125,901

Information Technology (7.1%)
Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson (ADR)	20,262	155,410

Internet Software & Services (1.9%)
Alphabet, Inc., Class A*	501	565,724
Facebook, Inc., Class A*	1,802	350,165
Yandex NV, Class A*	3,871	138,969

		1,054,858

IT Services (2.4%)
Cognizant Technology Solutions Corp., Class A	4,622	365,091
Fidelity National Information Services, Inc.	1,396	148,018
PayPal Holdings, Inc.*	4,626	385,207
Visa, Inc., Class A	3,364	445,562

		1,343,878

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.	2,187	209,777
Lam Research Corp.	1,122	193,938

		403,715

Software (1.1%)
Microsoft Corp.	4,650	458,536
Oracle Corp.	3,925	172,936

		631,472

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	2,154	398,727

Total Information Technology		3,988,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	33,663	$220,829

Total Materials		220,829

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,399	201,694

Total Real Estate		201,694

Total Common Stocks (22.9%) (Cost $12,051,908)		12,928,100

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund*‡	260,559	2,566,503
DoubleLine Global Bond Fund*‡	125,178	1,280,575

Total Investment Companies (6.9%) (Cost $3,865,000)		3,847,078

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $50,009, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $51,000. (xx)	$50,000	50,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $25,500. (xx)	25,000	25,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $16,268, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $16,590. (xx)	16,265	16,265
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $30,013, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $31,629. (xx)	30,000	30,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $6,666, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $6,798. (xx)	6,665	6,665
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $11,560, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $11,789. (xx)	11,558	11,558
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $11,579, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $11,809. (xx)	11,577	11,577
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $45,113, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $46,007. (xx)	45,105	45,105
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $25,500. (xx)	25,000	25,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $45,698, collateralized by various Common Stocks; total market value $50,848. (xx)	45,690	45,690
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $44,164, collateralized by various Common Stocks; total market value $49,141. (xx)	44,156	44,156

Total Repurchase Agreements		311,016

U.S. Treasury Obligations (24.7%)
U.S. Treasury Bills 1.42%, 7/12/18 (p)	4,000,000	3,998,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.83%, 9/6/18 (p)	$380,000	$378,688
1.84%, 9/20/18 (p)	9,500,000	9,460,314
2.02%, 12/6/18 (p)	130,000	128,848

Total U.S. Treasury Obligations		13,965,961

Total Short-Term Investments (25.3%) (Cost $14,277,073)		14,276,977

Total Investments in Securities (97.6%) (Cost $54,744,826)		55,037,726
Other Assets Less Liabilities (2.4%)		1,368,971

Net Assets (100%)		$56,406,697

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $4,711,398 or 8.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $840,252 or 1.5% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.

(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for OTC Swap contracts, with a total collateral value of $388,882.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $347,120. This was secured by cash collateral of $311,016 which was subsequently invested in joint repurchase agreements with a total value of $311,016, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $90,306 collateralized by various U.S. Government Treasury Securities, ranging from 0.375% - 3.750%, maturing 3/31/19 - 8/15/41.

Glossary:

ADR	—	American Depositary Receipt
CAPE	—	Cyclically Adjusted Price Earning
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund*	260,559	2,185,145	400,000	—	—	(18,642)	2,566,503	48,196	—
DoubleLine Global Bond Fund*	125,178	1,316,877	—	—	—	(36,302)	1,280,575	7,013	—

Total		3,502,022	400,000	—	—	(54,944)	3,847,078	55,209	—

OTC Total return swap contracts outstanding as of June 30, 2018 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	7/23/2018	USD	14,300,000	(409,217)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,008,251	$—	$3,008,251
Collateralized Mortgage Obligations	—	5,357,639	—	5,357,639
Common Stocks
Consumer Discretionary	1,189,165	—	—	1,189,165
Consumer Staples	855,103	—	—	855,103
Energy	954,455	—	—	954,455
Financials	2,286,753	—	—	2,286,753
Health Care	2,106,140	—	—	2,106,140
Industrials	1,125,901	—	—	1,125,901
Information Technology	3,988,060	—	—	3,988,060
Materials	220,829	—	—	220,829
Real Estate	201,694	—	—	201,694
Corporate Bonds
Consumer Discretionary	—	1,068,086	—	1,068,086
Consumer Staples	—	630,988	—	630,988
Energy	—	1,177,603	—	1,177,603
Financials	—	1,234,364	—	1,234,364
Health Care	—	542,856	—	542,856
Industrials	—	890,166	—	890,166
Information Technology	—	589,574	—	589,574
Materials	—	311,557	—	311,557
Real Estate	—	214,149	—	214,149
Telecommunication Services	—	457,950	—	457,950
Utilities	—	263,384	—	263,384
Investment Companies	3,847,078	—	—	3,847,078
Mortgage-Backed Securities	—	1,937,958	—	1,937,958
Short-Term Investments
Repurchase Agreements	—	311,016	—	311,016
U.S. Treasury Obligations	—	13,965,961	—	13,965,961
U.S. Treasury Obligations	—	6,301,046	—	6,301,046

Total Assets	$16,775,178	$38,262,548	$—	$55,037,726

Liabilities:
Total Return Swaps	$—	$(409,217)	$—	$(409,217)

Total Liabilities	$—	$(409,217)	$—	$(409,217)

Total	$16,775,178	$37,853,331	$—	$54,628,509

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(409,217)

Total		$(409,217)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps	Total
Equity contracts	$784,644	$784,644

Total	$784,644	$784,644

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps	Total
Equity contracts	$(430,232)	$(430,232)

Total	$(430,232)	$(430,232)

^ This Portfolio held swaps contracts as a substitute for investing in conventional securities.

The Portfolio held swap contracts with an average notional value of approximately $13,171,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due from Counterparty
Barclays Bank plc	$409,217	$—	$(388,882)	$20,335

Total	$409,217	$—	$(388,882)	$20,335

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,761,930
Long-term U.S. government debt securities	6,979,868

$20,741,798

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,747,152
Long-term U.S. government debt securities	7,286,546

$20,033,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,440,774
Aggregate gross unrealized depreciation	(1,572,865)

Net unrealized depreciation	$(132,091)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$54,760,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $3,865,000)	$3,847,078
Unaffiliated Issuers (Cost $50,568,810)	50,879,632
Repurchase Agreements (Cost $311,016)	311,016
Cash	1,786,815
Receivable for securities sold	274,696
Dividends, interest and other receivables	162,364
Receivable from Separate Accounts for Portfolio shares sold	16,835
Due from Custodian	6,208
Securities lending income receivable	316
Other assets	619

Total assets	57,285,579

LIABILITIES
Unrealized depreciation on OTC swap contracts	409,217
Payable for return of collateral on securities loaned	311,016
Payable for securities purchased	54,429
Payable to Separate Accounts for Portfolio shares redeemed	40,482
Investment management fees payable	32,614
Distribution fees payable – Class IB	9,127
Administrative fees payable	4,568
Accrued expenses	17,429

Total liabilities	878,882

NET ASSETS	$56,406,697

Net assets were comprised of:
Paid in capital	$55,067,649
Accumulated undistributed net investment income (loss)	423,375
Accumulated undistributed net realized gain (loss)	1,031,990
Net unrealized appreciation (depreciation)	(116,317)

Net assets	$56,406,697

Class IB
Net asset value, offering and redemption price per share, $44,024,423 / 3,838,385 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.47

Class K
Net asset value, offering and redemption price per share, $12,382,274 / 1,078,191 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.48

(x)	Includes value of securities on loan of $347,120.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$559,278
Dividends ($55,209 of dividend income received from affiliates)	187,038
Securities lending (net)	1,780

Total income	748,096

EXPENSES
Investment management fees	211,817
Distribution fees – Class IB	55,051
Professional fees	29,045
Administrative fees	27,569
Custodian fees	9,421
Printing and mailing expenses	2,096
Trustees’ fees	622
Miscellaneous	2,967

Gross expenses	338,588
Less: Waiver from investment manager	(13,867)

Net expenses	324,721

NET INVESTMENT INCOME (LOSS)	423,375

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(193,866)
Swaps	784,644

Net realized gain (loss)	590,778

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(54,944) of change in unrealized appreciation (depreciation) from affiliates)	(787,452)
Swaps	(430,232)

Net change in unrealized appreciation (depreciation)	(1,217,684)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(626,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(203,531)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$423,375	$299,986
Net realized gain (loss)	590,778	2,771,837
Net change in unrealized appreciation (depreciation)	(1,217,684)	1,178,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(203,531)	4,250,331

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(243,419)
Class K	—	(98,907)

	—	(342,326)

Distributions from net realized capital gains
Class IB	—	(2,121,490)
Class K	—	(600,296)

	—	(2,721,786)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,064,112)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 263,726 and 886,654 shares, respectively ]	3,035,388	10,294,950
Capital shares issued in reinvestment of dividends and distributions [ 0 and 205,530 shares, respectively ]	—	2,364,909
Capital shares repurchased [ (317,769) and (343,478) shares, respectively ]	(3,656,296)	(3,988,807)

Total Class IB transactions	(620,908)	8,671,052

Class K
Capital shares sold [ 46,982 and 1,000,030 shares, respectively ]	540,816	11,621,435
Capital shares issued in reinvestment of dividends and distributions [ 0 and 60,764 shares, respectively ]	—	699,203
Capital shares repurchased [ (66,489) and (51,345) shares, respectively ]	(755,832)	(593,041)

Total Class K transactions	(215,016)	11,727,597

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(835,924)	20,398,649

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,039,455)	21,584,868
NET ASSETS:
Beginning of period	57,446,152	35,861,284

End of period (a)	$56,406,697	$57,446,152

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$423,375	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class IB			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.51		$11.10		$10.45		$11.07		$11.08		$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.06	(x)	0.16	(x)	0.09	(x)	0.22	(x)	0.24	(x)
Net realized and unrealized gain (loss)	(0.12)		1.00		0.74		(0.50)		0.06	†	0.90

Total from investment operations	(0.04)		1.06		0.90		(0.41)		0.28		1.14

Less distributions:
Dividends from net investment income	—		(0.07)		(0.16)		(0.09)		(0.19)		(0.15)
Distributions from net realized gains	—		(0.58)		(0.09)		(0.12)		(0.10)		(0.09)

Total dividends and distributions	—		(0.65)		(0.25)		(0.21)		(0.29)		(0.24)

Net asset value, end of period	$11.47		$11.51		$11.10		$10.45		$11.07		$11.08

Total return (b)	(0.35)%		9.53%		8.62%		(3.70)%		2.46%		11.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,024		$44,809		$34,882		$24,703		$15,490		$4,385
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20	%(j)	1.05%		0.64%		0.65%		0.59%		0.35%
Before waivers and reimbursements (a)(f)	1.25%		1.61%		1.01%		1.31%		2.18%		6.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.44%		0.50	%(x)	1.49	%(x)	0.83	%(x)	1.91	%(x)	2.17	%(x)
Before waivers and reimbursements (a)(f)	1.39%		(0.06	)%(x)	1.11	%(x)	0.17	%(x)	0.32	%(x)	(3.98	)%(x)
Portfolio turnover rate (z)^	48%		175	%(h)	15%		25%		16%		65%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.51		$11.10		$10.45		$11.07		$11.08		$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.14	(x)	0.15	(x)	0.10	(x)	0.16	(x)	0.17	(x)
Net realized and unrealized gain (loss)	(0.13)		0.95		0.78		(0.48)		0.15	†	1.00

Total from investment operations	(0.03)		1.09		0.93		(0.38)		0.31		1.17

Less distributions:
Dividends from net investment income	—		(0.10)		(0.19)		(0.12)		(0.22)		(0.18)
Distributions from net realized gains	—		(0.58)		(0.09)		(0.12)		(0.10)		(0.09)

Total dividends and distributions	—		(0.68)		(0.28)		(0.24)		(0.32)		(0.27)

Net asset value, end of period	$11.48		$11.51		$11.10		$10.45		$11.07		$11.08

Total return (b)	(0.26)%		9.79%		8.89%		(3.46)%		2.72%		11.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,382		$12,637		$979		$1,179		$1,362		$1,460
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95	%(j)	0.81%		0.39%		0.40%		0.30%		0.10%
Before waivers and reimbursements (a)(f)	1.00%		1.49%		0.77%		1.06%		2.10%		6.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.69%		1.19	%(x)	1.40	%(x)	0.87	%(x)	1.39	%(x)	1.54	%(x)
Before waivers and reimbursements (a)(f)	1.65%		0.52	%(x)	1.02	%(x)	0.21	%(x)	(0.42	)%(x)	(5.14	)%(x)
Portfolio turnover rate (z)^	48%		175	%(h)	15%		25%		16%		65%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IB and 1.00% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	33.9%
Collateralized Mortgage Obligations	15.9
Asset-Backed Securities	9.3
Financials	7.2
Energy	5.0
Investment Company	4.4
Mortgage-Backed Securities	4.2
Foreign Government Securities	3.1
Consumer Staples	2.4
Industrials	2.4
Consumer Discretionary	2.0
Commercial Mortage-Backed Securities	2.0
Utilities	1.7
Telecommunication Services	1.4
Information Technology	1.1
Materials	1.0
Health Care	0.8
Real Estate	0.7
Repurchase Agreements	0.6
Municipal Bonds	0.1
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$987.04	$4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.82	5.02
Class K
Actual	1,000.00	989.03	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.05	3.78

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.3%)
AASET US Ltd.,
Series 2018-1A A 3.844%, 1/16/38§	$1,201,369	$1,192,302
AIMCO CLO,
Series 2018-AA D 4.390%, 4/17/31 (l)§	500,000	494,356
ALM XII Ltd.,
Series 2015-12A C1R2 4.736%, 4/16/27 (l)§	500,000	496,155
Apidos CLO XII,
Series 2013-12A DR 4.638%, 4/15/31 (l)§	500,000	494,645
Apidos CLO XXI,
Series 2015-21A C 5.905%, 7/18/27 (l)§	500,000	500,565
Series 2015-21A CR 0.000%, 7/18/27 (b)(l)§	500,000	500,000
Series 2015-21A D 7.905%, 7/18/27 (l)§	250,000	250,317
Atrium IX,
Series 9A DR 5.919%, 5/28/30 (l)§	500,000	502,666
Babson CLO Ltd.,
Series 2015-2A DR 5.309%, 10/20/30 (l)§	500,000	496,465
Series 2015-IA DR 4.959%, 1/20/31 (l)§	500,000	492,503
Barings CLO Ltd.,
Series 2017-1A D 5.955%, 7/18/29 (l)§	500,000	503,071
BlueMountain CLO Ltd.,
Series 2015-2A D 5.905%, 7/18/27 (l)§	250,000	250,082
Series 2016-2A C 6.431%, 8/20/28 (l)§	500,000	501,689
CAL Funding III Ltd.,
Series 2018-1A A 3.960%, 2/25/43§	531,667	531,017
Canyon Capital CLO Ltd.,
Series 2014-1A CR 5.109%, 1/30/31 (l)§	500,000	494,446
Series 2017-1A D 5.948%, 7/15/30 (l)§	500,000	501,768
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-2A D2 8.798%, 7/15/27 (l)§	600,000	601,294
CLI Funding LLC,
Series 2018-1A A 4.030%, 4/18/43§	491,261	492,963
Cook Park CLO Ltd.,
Series 2018-1A D 4.947%, 4/17/30 (l)§	500,000	494,313
Dryden 57 CLO Ltd.,
Series 2018-57A D 4.440%, 5/15/31 (l)§	500,000	494,324
ECAF I Ltd.,
Series 2015-1A A1 3.473%, 6/15/40§	239,279	238,417
Flagship Credit Auto Trust,
Series 2017-4 C 2.920%, 11/15/23§	500,000	490,537
Fremont Home Loan Trust,
Series 2006-D 1A1 2.231%, 11/25/36 (l)	6,903,429	4,840,670
Gilbert Park CLO Ltd.,
Series 2017-1A D 5.298%, 10/15/30 (l)§	500,000	496,482
Goldentree Loan Management US Clo 3 Ltd.,
Series 2018-3A D 5.286%, 4/20/30 (l)§	1,000,000	992,622
Invitation Homes Trust,
Series 2017-SFR2 E 4.335%, 12/17/36 (l)§	200,000	201,913
Series 2018-SFR1 C 3.335%, 3/17/37 (l)§	740,000	739,999
Series 2018-SFR1 D 3.535%, 3/17/37 (l)§	490,000	488,549
Lendmark Funding Trust,
Series 2017-1A A 2.830%, 1/22/24§	250,000	247,827
Long Point Park CLO Ltd.,
Series 2017-1A C 4.086%, 1/17/30 (l)§	500,000	494,456
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	476,264	477,679
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	655,565	641,292
Octagon Investment Partners 31 LLC,
Series 2017-1A D 6.059%, 7/20/30 (l)§	500,000	503,568
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 4.859%, 1/20/30 (l)§	500,000	494,490
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR 6.055%, 7/19/30 (l)§	500,000	503,594
OneMain Financial Issuance Trust,
Series 2015-1A A 3.190%, 3/18/26§	230,478	230,976
Series 2015-2A A 2.570%, 7/18/25§	18,723	18,718
SBA Tower Trust, 3.168%, 4/11/22§	250,000	243,501
SoFi Consumer Loan Program LLC,
Series 2017-2 A 3.280%, 2/25/26§	130,012	129,982
Springleaf Funding Trust,
Series 2017-AA A 2.680%, 7/15/30§	250,000	245,888
TAL Advantage VI LLC,
Series 2017-1A A 4.500%, 4/20/42	532,147	542,661
TCI-Cent CLO Income Note Issuer Ltd.,
Series 2017-1A C 6.010%, 7/25/30 (l)§	500,000	503,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Thacher Park CLO Ltd.,
Series 2014-1A D1R 5.759%, 10/20/26 (l)§	$500,000	$500,069
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 5.248%, 1/15/31 (l)§	500,000	496,367
Series 2014-2A ER 8.098%, 1/15/31 (l)§	500,000	498,289
Series 2015-2A ER 7.898%, 10/15/27 (l)§	500,000	501,003
Series 2017-1A D 6.105%, 4/18/29 (l)§	250,000	251,475
Series 2017-3A D 5.498%, 10/15/30 (l)§	500,000	500,930
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A 4.212%, 5/17/32 (e)§	922,619	927,038
Triton Container Finance V LLC,
Series 2018-1A A 3.950%, 3/20/43§	487,500	485,816
USQ Rail I LLC,
Series 2018-1 A1 3.783%, 4/25/48§	486,209	486,451
Vantage Data Centers Issuer LLC,
Series 2018-1A A2 4.072%, 2/16/43§	498,333	498,524
Vivint Colar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48 (b)§	1,000,000	1,005,980
VOLT LV LLC,
Series 2017-NPL2 A1 3.500%, 3/25/47 (e)§	665,741	665,943
Voya CLO Ltd.,
Series 2017-3A C 5.909%, 7/20/30 (l)§	500,000	502,789

Total Asset-Backed Securities		31,372,767

Collateralized Mortgage Obligations (15.9%)
Alternative Loan Trust,
Series 2005-69 A1 2.558%, 12/25/35 (l)	931,061	893,579
Series 2006-19CB A15 6.000%, 8/25/36	329,749	293,872
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	449,821	437,294
Series 2007-5 3A1 6.000%, 7/25/37	3,147,310	2,736,458
CHL Mortgage Pass-Through Trust,
Series 2006-J4 A5 6.250%, 9/25/36	584,291	465,446
Series 2007-14 A18 6.000%, 9/25/37	2,605,465	2,278,070
Series 2007-HY1 1A1 3.754%, 4/25/37 (l)	453,568	447,833
Series 2007-HY1 2A1 3.574%, 3/25/37 (l)	246,197	242,251
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 3.802%, 3/25/36 (l)	634,227	625,275
Series 2006-AR7 2A3A 3.632%, 11/25/36 (l)	1,404,038	1,327,673
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,920,927	3,032,112
FHLMC,
Series 3998 AZ 4.000%, 2/15/42	1,705,922	1,765,677
Series 4050 ND 2.500%, 9/15/41	2,825,070	2,688,461
Series 4076 QD 2.500%, 11/15/41	2,589,836	2,452,149
Series 4444 CZ 3.000%, 2/15/45	552,517	491,925
Series 4471 GA 3.000%, 2/15/44	690,021	671,381
Series 4483 CA 3.000%, 6/15/44	418,417	406,896
Series 4673 NT 3.500%, 9/15/43	2,550,908	2,527,930
Series 4750 PA 3.000%, 7/15/46	1,956,805	1,904,318
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6 6.000%, 7/25/36	3,853,586	3,201,057
FNMA,
Series 2012-101 AP 2.000%, 8/25/40	3,107,711	2,975,870
Series 2013-18 CD 1.500%, 10/25/27	1,161,373	1,112,850
Series 2015-42 CA 3.000%, 3/25/44	1,172,483	1,147,419
Series 2015-80 CA 3.000%, 4/25/40	4,696,338	4,633,498
Series 2015-9 HA 3.000%, 1/25/45	479,398	475,575
Series 2018-38 LA 3.000%, 6/25/48	1,988,349	1,914,135
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 2.331%, 4/25/47 (l)	5,392,727	4,972,194
RALI Trust,
Series 2007-QS8 A10 6.000%, 6/25/37	2,097,869	1,914,346
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	439,571	427,599
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV 3.000%, 11/25/57	2,493,750	2,345,691
SG Residential Mortgage Trust,
Series 2017-1 A1 3.709%, 4/25/47 (l)§	1,338,811	1,319,621
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	369,001	369,083
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	452,046	456,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR16 6A3 4.097%, 10/25/35 (l)	$903,000	$910,610

Total Collateralized Mortgage Obligations		53,864,759

Commercial Mortgage-Backed Securities (2.0%)
BBCMS Mortgage Trust,
Series 2017-C1 XA 1.685%, 2/15/50 IO (l)	991,529	97,711
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA 1.222%, 1/10/48 IO (l)	979,213	62,609
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA 1.031%, 11/10/48 IO (l)	835,604	36,853
Series 2016-P4 A4 2.902%, 7/10/49	89,000	84,194
Series 2016-P4 XA 2.159%, 7/10/49 IO (l)	987,537	114,207
Series 2016-P6 A5 3.720%, 12/10/49 (l)	73,000	73,091
Series 2016-SMPL D 3.520%, 9/10/31§	91,000	89,420
COMM Mortgage Trust,
Series 2012-CR4 D 4.726%, 10/15/45 (l)§	128,000	64,310
Series 2013-CR10 XA 0.946%, 8/10/46 IO (l)	1,933,871	57,767
Series 2015-CR22 D 4.259%, 3/10/48 (l)§	140,000	118,559
Series 2015-CR23 D 4.395%, 5/10/48 (l)	140,000	120,989
Series 2015-CR26 B 4.642%, 10/10/48 (l)	100,000	103,603
Series 2015-CR26 XA 1.180%, 10/10/48 IO (l)	1,274,640	67,925
Series 2015-LC23 C 4.800%, 10/10/48 (l)	64,000	63,537
Series 2016-DC2 XA 1.205%, 2/10/49 IO (l)	979,961	58,743
Series 2016-GCT E 3.577%, 8/10/29 (l)§	180,000	172,930
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28 C 4.802%, 2/10/49 (l)	73,000	72,561
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 1.072%, 4/15/50 IO (l)	1,511,895	67,387
Series 2015-C2 AS 3.849%, 6/15/57 (l)	140,000	138,618
Series 2015-C4 C 4.736%, 11/15/48 (l)	64,000	63,766
DBCG Mortgage Trust,
Series 2017-BBG B 2.923%, 6/15/34 (l)§	350,000	350,000
FHLMC Multifamily Structured Pass-Through Certificates,
Series K050 A2 3.334%, 8/25/25 (l)	50,000	50,331
Series K722 X1 1.441%, 3/25/23 IO (l)	988,374	48,120
FNMA ACES,
Series 2016-M3 A2 2.702%, 2/25/26	67,000	63,990
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM 5.606%, 12/10/49 (l)	35,064	34,786
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA 1.692%, 2/10/46 IO (l)	1,342,666	74,349
GS Mortgage Securities Trust,
Series 2014-GC20 XA 1.165%, 4/10/47 IO (l)	1,694,358	73,669
Series 2014-GC26 D 4.659%, 11/10/47 (l)§	375,000	320,630
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM 5.372%, 5/15/47	46,036	46,059
Series 2007-C1 AM 6.113%, 2/15/51 (l)	55,776	55,902
Series 2007-LD11 AM 6.160%, 6/15/49 (l)	15,254	15,397
Series 2007-LDPX AM 5.464%, 1/15/49 (l)	30,977	31,004
Series 2015-JP1 XA 1.287%, 1/15/49 IO (l)	981,508	47,375
Series 2016-JP2 B 3.460%, 8/15/49	28,000	26,702
Series 2016-JP2 C 3.944%, 8/15/49 (l)	22,000	21,040
Series 2016-JP2 XA 2.002%, 8/15/49 IO (l)	290,581	33,233
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA 1.191%, 8/15/47 IO (l)	1,387,325	67,495
Series 2015-C27 D 3.983%, 2/15/48 (l)§	347,000	291,552
Series 2015-C28 C 4.378%, 10/15/48 (l)	400,000	383,112
Series 2015-C32 C 4.817%, 11/15/48 (l)	105,000	104,136
Series 2016-C1 C 4.902%, 3/15/49 (l)	66,000	66,708
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.851%, 6/15/49 IO (l)	987,878	83,243
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	383,833
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.701%, 3/10/49 (l)§	72,000	64,862
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	118,893
Series 2015-C20 C 4.610%, 2/15/48 (l)	125,000	122,989
Series 2015-C26 D 3.060%, 10/15/48§	100,000	82,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-C32 A4 3.720%, 12/15/49	$76,000	$75,893
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 1.080%, 12/15/48 IO (l)	1,061,104	58,036
Series 2016-UB11 XA 1.794%, 8/15/49 IO (l)	970,402	88,962
MSCG Trust,
Series 2016-SNR C 5.205%, 11/15/34§	81,979	81,625
PFP Ltd.,
Series 2017-3 A 3.123%, 1/14/35 (l)§	51,131	51,159
Series 2017-3 AS 3.373%, 1/14/35 (l)§	65,000	65,037
Series 2017-3 B 3.823%, 1/14/35 (l)§	37,000	37,017
Series 2017-3 C 4.573%, 1/14/35 (l)§	39,000	39,020
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.171%, 10/10/48 IO (l)	634,640	69,919
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D 3.938%, 8/15/50§	150,000	122,821
Series 2015-C28 C 4.267%, 5/15/48 (l)	140,000	135,206
Series 2015-C30 XA 1.092%, 9/15/58 IO (l)	7,222,218	381,238
Series 2015-C31 C 4.764%, 11/15/48 (l)	105,000	105,222
Series 2015-C31 XA 1.238%, 11/15/48 IO (l)	1,221,627	73,931
Series 2015-LC22 C 4.693%, 9/15/58 (l)	50,000	49,945
Series 2015-P2 A4 3.809%, 12/15/48	66,000	66,494
Series 2015-P2 XA 1.154%, 12/15/48 IO (l)	986,523	52,147
Series 2016-C32 C 4.879%, 1/15/59 (l)	51,000	49,742
Series 2016-NXS6 XA 1.792%, 11/15/49 IO (l)	984,445	89,219
Series 2017-RC1 XA 1.725%, 1/15/60 IO (l)	1,214,467	114,591
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.229%, 8/15/47 IO (l)	2,805,327	131,066

Total Commercial Mortgage-Backed Securities		6,728,831

Corporate Bonds (25.7%)
Consumer Discretionary (2.0%)
Automobiles (0.2%)
Ford Motor Co. 7.450%, 7/16/31	500,000	586,555
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.163%, 8/7/20 (k)	65,000	65,286

		651,841

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The) 5.125%, 11/15/24§	130,000	126,100

Hotels, Restaurants & Leisure (0.5%)
1011778 BC ULC 5.000%, 10/15/25§	270,000	255,488
Boyd Gaming Corp. 6.000%, 8/15/26 (b)§	55,000	54,450
Caesars Resort Collection LLC 5.250%, 10/15/25§	270,000	255,501
Eldorado Resorts, Inc. 6.000%, 4/1/25	250,000	250,625
GLP Capital LP 5.750%, 6/1/28	165,000	165,825
Gohl Capital Ltd. 4.250%, 1/24/27 (m)	400,000	378,000
Royal Caribbean Cruises Ltd. 3.700%, 3/15/28	230,000	211,516
Viking Cruises Ltd. 5.875%, 9/15/27§	265,000	250,756

		1,822,161

Household Durables (0.2%)
Newell Brands, Inc. 5.500%, 4/1/46	295,000	287,281
Tempur Sealy International, Inc. 5.500%, 6/15/26	270,000	261,225

		548,506

Leisure Products (0.1%)
Hasbro, Inc. 3.500%, 9/15/27	260,000	240,459

Media (0.5%)
Cengage Learning, Inc. 9.500%, 6/15/24§	230,000	195,069
Charter Communications Operating LLC 4.908%, 7/23/25	590,000	595,657
CSC Holdings LLC 5.250%, 6/1/24	135,000	127,912
Omnicom Group, Inc. 3.600%, 4/15/26	585,000	560,739
VTR Finance BV 6.875%, 1/15/24 (m)	310,000	311,937

		1,791,314

Multiline Retail (0.4%)
Dollar Tree, Inc. 4.000%, 5/15/25	855,000	834,073
SACI Falabella 3.750%, 4/30/23 (m)	600,000	585,375

		1,419,448

Specialty Retail (0.1%)
PetSmart, Inc. 7.125%, 3/15/23§	150,000	100,695
5.875%, 6/1/25§	90,000	69,309

		170,004

Total Consumer Discretionary		6,769,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (2.4%)
Beverages (0.6%)
Anheuser-Busch InBev Finance, Inc. 4.900%, 2/1/46	$265,000	$271,284
Coca-Cola Femsa SAB de CV 4.625%, 2/15/20	500,000	510,480
3.875%, 11/26/23	300,000	299,445
Embotelladora Andina SA 5.000%, 10/1/23 (m)	800,000	825,000
Fomento Economico Mexicano SAB de CV 2.875%, 5/10/23	200,000	190,844

		2,097,053

Food Products (1.5%)
B&G Foods, Inc. 5.250%, 4/1/25 (x)	275,000	259,187
ESAL GmbH 6.250%, 2/5/23 (m)	600,000	561,000
Grupo Bimbo SAB de CV 4.875%, 6/30/20 (m)	500,000	512,815
JBS USA LUX SA 6.750%, 2/15/28§	90,000	84,712
Kraft Heinz Foods Co. 2.000%, 7/2/18	125,000	124,999
2.800%, 7/2/20	1,110,000	1,100,714
MARB BondCo plc 7.000%, 3/15/24§	200,000	191,500
6.875%, 1/19/25 (m)	200,000	189,750
Marfrig Holdings Europe BV 8.000%, 6/8/23§	200,000	202,500
Matterhorn Merger Sub LLC 8.500%, 6/1/26§	60,000	58,650
Minerva Luxembourg SA 6.500%, 9/20/26 (m)	200,000	182,810
5.875%, 1/19/28 (m)	600,000	522,000
Pilgrim’s Pride Corp. 5.750%, 3/15/25§	265,000	254,400
Post Holdings, Inc. 5.500%, 3/1/25§	265,000	259,091
Smithfield Foods, Inc. 4.250%, 2/1/27§	620,000	595,820

		5,099,948

Household Products (0.1%)
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	280,000	252,700

Personal Products (0.0%)
Coty, Inc. 6.500%, 4/15/26 (x)§	130,000	124,228

Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.223%, 8/15/22 (k)§	360,000	362,897
Reynolds American, Inc. 4.000%, 6/12/22	195,000	196,145

		559,042

Total Consumer Staples		8,132,971

Energy (5.0%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	615,000	548,431
Delek & Avner Tamar Bond Ltd. 5.082%, 12/30/23 (b)§	100,000	100,000
5.412%, 12/30/25§	160,000	159,400
Nabors Industries, Inc. 5.750%, 2/1/25 (x)§	140,000	132,650
USA Compression Partners LP 6.875%, 4/1/26§	130,000	134,394
Weatherford International Ltd. 9.875%, 2/15/24 (x)	125,000	126,138

		1,201,013

Oil, Gas & Consumable Fuels (4.7%)
Andeavor 5.125%, 12/15/26	270,000	280,502
APT Pipelines Ltd. 4.250%, 7/15/27§	500,000	490,263
Bharat Petroleum Corp. Ltd. 4.625%, 10/25/22 (m)	200,000	202,317
BPRL International Singapore Pte. Ltd. 4.375%, 1/18/27 (m)(x)	500,000	473,750
Canacol Energy Ltd. 7.250%, 5/3/25§	300,000	288,746
Canadian Natural Resources Ltd. 2.950%, 1/15/23	590,000	567,945
Cheniere Energy Partners LP 5.250%, 10/1/25§	270,000	264,060
CNOOC Finance 2012 Ltd. 3.875%, 5/2/22 (m)	200,000	201,047
CNPC General Capital Ltd. 3.950%, 4/19/22 (m)	400,000	404,114
Cosan Overseas Ltd. 8.250%, 8/5/18 (m)(y)	300,000	297,375
Ecopetrol SA 7.625%, 7/23/19	1,000,000	1,043,750
Energy Transfer Partners LP 4.750%, 1/15/26	585,000	581,020
EQT Midstream Partners LP 4.750%, 7/15/23	580,000	577,216
Extraction Oil & Gas, Inc. 5.625%, 2/1/26§	110,000	105,193
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	274,604	280,783
Geopark Ltd. 6.500%, 9/21/24 (m)	400,000	384,500
GNL Quintero SA 4.634%, 7/31/29 (m)	500,000	488,125
Gran Tierra Energy International Holdings Ltd. 6.250%, 2/15/25 (m)	400,000	375,500
Gulfport Energy Corp. 6.375%, 5/15/25	270,000	262,575
Indian Oil Corp. Ltd. 5.625%, 8/2/21 (m)	200,000	208,323
5.750%, 8/1/23 (m)	900,000	947,356
Indigo Natural Resources LLC 6.875%, 2/15/26§	135,000	129,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	$750,000	$852,417
ONGC Videsh Vankorneft Pte. Ltd. 3.750%, 7/27/26 (m)	700,000	649,359
Peabody Energy Corp. 6.000%, 3/31/22§	250,000	254,062
Petrobras Global Finance BV 5.750%, 2/1/29	950,000	833,273
Petroleos Mexicanos 5.350%, 2/12/28§	465,000	437,402
QEP Resources, Inc. 5.625%, 3/1/26	135,000	129,262
Reliance Holding USA, Inc. 5.400%, 2/14/22 (m)	400,000	415,567
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	590,000	600,683
Sanchez Energy Corp. 6.125%, 1/15/23	170,000	115,600
Sinopec Group Overseas Development 2016 Ltd. 2.750%, 5/3/21 (m)	300,000	293,972
2.750%, 9/29/26 (m)	700,000	626,555
Sunoco LP 5.500%, 2/15/26§	135,000	127,913
Transportadora de Gas del Peru SA 4.250%, 4/30/28 (m)	200,000	192,620
Transportadora de Gas Internacional SA ESP 5.700%, 3/20/22 (m)	700,000	707,875
YPF SA 8.500%, 7/28/25 (m)	450,000	427,072
6.950%, 7/21/27 (m)	350,000	299,688

		15,817,717

Total Energy		17,018,730

Financials (7.2%)
Banks (4.1%)
Banco BTG Pactual SA 5.500%, 1/31/23 (m)	200,000	185,750
Banco de Bogota SA 6.250%, 5/12/26 (m)	200,000	204,250
Banco de Costa Rica 5.250%, 8/12/18 (m)	200,000	199,800
Banco de Credito del Peru 2.250%, 10/25/19 (m)	200,000	195,500
5.375%, 9/16/20 (m)	100,000	103,250
Banco de Credito e Inversiones SA 4.000%, 2/11/23 (m)	200,000	198,750
Banco de Reservas de la Republica Dominicana 7.000%, 2/1/23§	200,000	201,527
Banco del Estado de Chile 4.125%, 10/7/20 (m)	200,000	202,250
2.668%, 1/8/21 (m)(x)	500,000	486,250
3.875%, 2/8/22 (m)(x)	150,000	149,250
Banco Internacional del Peru SAA 5.750%, 10/7/20 (m)	700,000	729,575
Banco Macro SA (USD Swap Semi 5 Year + 5.46%), 6.750%, 11/4/26 (k)(m)	350,000	327,250
Banco Santander Chile 2.500%, 12/15/20 (m)	500,000	485,887
3.875%, 9/20/22 (m)	150,000	148,125
Bancolombia SA 6.125%, 7/26/20	600,000	622,950
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	235,000	218,161
BBVA Banco Continental SA 5.000%, 8/26/22 (m)	100,000	102,500
BDO Unibank, Inc. 2.625%, 10/24/21 (m)	150,000	144,000
2.950%, 3/6/23 (m)	1,250,000	1,179,688
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 3.421%, 5/17/24 (k)	575,000	579,140
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.62%), 2.980%, 7/25/22 (k)§	200,000	200,733
(ICE LIBOR USD 3 Month + 0.62%), 2.980%, 7/25/22(k)(m)	500,000	501,832
Global Bank Corp. 5.125%, 10/30/19 (m)	500,000	503,650
4.500%, 10/20/21 (m)	600,000	584,100
Industrial Senior Trust 5.500%, 11/1/22 (m)	100,000	98,500
Itau CorpBanca 3.875%, 9/22/19 (m)	300,000	301,050
Malayan Banking Bhd. (USD Swap Semi 5 Year + 2.54%), 3.905%, 10/29/26 (k)(m)	1,000,000	983,589
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23 (k)	855,000	857,012
NatWest Markets plc (ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23 (k)	560,000	542,147
Oversea-Chinese Banking Corp. Ltd. (USD Swap Semi 5 Year + 2.20%), 4.000%, 10/15/24 (k)(m)	700,000	701,718
Santander Holdings USA, Inc. 3.400%, 1/18/23	585,000	562,443
Union Bank of the Philippines 3.369%, 11/29/22 (m)	500,000	474,375
United Overseas Bank Ltd. (USD Swap Semi 5 Year + 2.00%), 3.750%, 9/19/24 (k)(m)	300,000	299,740
(USD Swap Semi 5 Year + 2.24%), 3.500%, 9/16/26 (k)(m)	600,000	588,916

		13,863,658

Capital Markets (0.5%)
Israel Electric Corp. Ltd. Series 6 5.000%, 11/12/24 (m)	500,000	513,750
Morgan Stanley (ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	600,000	596,996
Temasek Financial I Ltd. 2.375%, 1/23/23 (m)	800,000	767,421

		1,878,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (0.8%)
Ally Financial, Inc. 4.125%, 3/30/20	$180,000	$180,000
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.72%), 3.079%, 1/30/23 (k)	290,000	288,559
Discover Financial Services 4.100%, 2/9/27	620,000	594,812
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 0.99%), 3.311%, 1/5/23 (k)	550,000	551,375
Springleaf Finance Corp. 7.125%, 3/15/26	80,000	79,600
Synchrony Financial 3.950%, 12/1/27	985,000	913,049

		2,607,395

Diversified Financial Services (1.4%)
ASP AMC Merger Sub, Inc. 8.000%, 5/15/25§	140,000	116,200
CK Hutchison International 17 II Ltd. 2.750%, 3/29/23 (m)	400,000	382,835
CK Hutchison International 17 Ltd. 2.875%, 4/5/22§	200,000	195,000
2.875%, 4/5/22 (m)	200,000	195,000
Fondo MIVIVIENDA SA 3.375%, 4/2/19 (m)(x)	500,000	498,125
3.500%, 1/31/23§	150,000	144,601
3.500%, 1/31/23 (m)	150,000	144,602
Interoceanica IV Finance Ltd. (Zero Coupon), 11/30/25 (m)	366,377	307,757
Petronas Capital Ltd. 3.500%, 3/18/25 (m)	300,000	290,315
SPARC EM SPC Panama Metro Line 2 SP (Zero Coupon), 12/5/22§	1,000,000	892,500
(Zero Coupon), 12/5/22 (m)	500,000	446,250
Wind River CLO I Ltd.
(Zero Coupon), 7/15/30	500,000	500,000
Wind River CLO Ltd.
(Zero Coupon), 7/15/30	500,000	500,000

		4,613,185

Insurance (0.4%)
Alliant Holdings Intermediate LLC 8.250%, 8/1/23§	250,000	256,375
Athene Global Funding 3.000%, 7/1/22§	590,000	571,805
Liberty Mutual Group, Inc. 6.500%, 5/1/42§	215,000	261,833
NFP Corp. 6.875%, 7/15/25§	260,000	252,200
Wand Merger Corp. 8.125%, 7/15/23 (b)§	115,000	116,725

		1,458,938

Total Financials		24,421,343

Health Care (0.8%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	286,000	283,690

Health Care Equipment & Supplies (0.3%)
Avantor, Inc. 9.000%, 10/1/25§	130,000	131,001
Zimmer Biomet Holdings, Inc. 2.700%, 4/1/20	855,000	846,562

		977,563

Health Care Providers & Services (0.3%)
Centene Corp. 4.750%, 1/15/25	270,000	268,650
Centene Escrow I Corp. 5.375%, 6/1/26 (x)§	25,000	25,327
CVS Health Corp. 5.050%, 3/25/48	295,000	299,896
Team Health Holdings, Inc. 6.375%, 2/1/25 (x)§	145,000	124,526
Universal Hospital Services, Inc. 7.625%, 8/15/20	230,000	229,138

		947,537

Pharmaceuticals (0.1%)
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	595,000	512,988

Total Health Care		2,721,778

Industrials (2.4%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp. 4.700%, 5/15/46	555,000	587,151
TransDigm, Inc. 6.375%, 6/15/26	230,000	228,275

		815,426

Airlines (0.3%)
Delta Air Lines, Inc. 3.625%, 3/15/22	610,000	601,704
Guanay Finance Ltd. 6.000%, 12/15/20 (m)	134,510	137,233
Latam Finance Ltd. 6.875%, 4/11/24 (m)	400,000	389,500

		1,128,437

Building Products (0.2%)
Builders FirstSource, Inc. 5.625%, 9/1/24§	260,000	252,200
Owens Corning 4.400%, 1/30/48	325,000	271,172

		523,372

Commercial Services & Supplies (0.3%)
Garda World Security Corp. 8.750%, 5/15/25§	245,000	251,125
Hulk Finance Corp. 7.000%, 6/1/26§	145,000	138,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Prime Security Services Borrower LLC 9.250%, 5/15/23§	$180,000	$191,646
Tervita Escrow Corp. 7.625%, 12/1/21§	245,000	247,450

		829,059

Construction & Engineering (0.1%)
Aeropuerto Internacional de Tocumen SA 5.750%, 10/9/23	194,154	201,564
Mexico City Airport Trust 4.250%, 10/31/26§	250,000	234,687

		436,251

Machinery (0.1%)
BlueLine Rental Finance Corp. 9.250%, 3/15/24§	240,000	255,336

Road & Rail (0.4%)
CSX Corp. 3.800%, 11/1/46	330,000	289,142
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34§	500,000	508,175
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	600,000	591,320

		1,388,637

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.250%, 3/1/25	405,000	374,776
Beacon Roofing Supply, Inc. 4.875%, 11/1/25§	275,000	253,688

		628,464

Transportation Infrastructure (0.6%)
Adani Ports & Special Economic Zone Ltd. 3.500%, 7/29/20 (m)	200,000	197,244
3.950%, 1/19/22 (m)	400,000	392,500
4.000%, 7/30/27§	250,000	228,104
ENA Norte Trust 4.950%, 4/25/23 (m)	492,860	494,708
Korea Expressway Corp.
(ICE LIBOR USD 3 Month + 0.70%), 3.059%, 4/20/20 (k)§	250,000	250,037
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 4/30/25§	225,000	215,812
3.625%, 4/28/26§	225,000	215,709

		1,994,114

Total Industrials		7,999,096

Information Technology (1.1%)
Communications Equipment (0.3%)
Axiata SPV2 Bhd.
Series 2 3.466%, 11/19/20 (m)	600,000	597,623
CB Escrow Corp. 8.000%, 10/15/25§	65,000	61,019
CommScope Technologies LLC 6.000%, 6/15/25§	250,000	255,325
Riverbed Technology, Inc. 8.875%, 3/1/23 (x)§	135,000	127,980

		1,041,947

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc. 3.875%, 1/12/28	605,000	564,475

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd. 2.800%, 6/6/23	200,000	192,870
GTT Communications, Inc. 7.875%, 12/31/24§	250,000	247,825
Match Group, Inc. 5.000%, 12/15/27§	280,000	260,064

		700,759

Semiconductors & Semiconductor Equipment (0.2%)
Microchip Technology, Inc. 4.333%, 6/1/23§	575,000	576,310

Software (0.2%)
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24§	230,000	256,197
Informatica LLC 7.125%, 7/15/23§	255,000	257,601
Solera LLC 10.500%, 3/1/24§	105,000	116,288
Sophia LP 9.000%, 9/30/23§	245,000	256,368

		886,454

Total Information Technology		3,769,945

Materials (1.0%)
Chemicals (0.4%)
Grupo Idesa SA de CV 7.875%, 12/18/20 (m)	200,000	149,750
Hexion, Inc. 6.625%, 4/15/20	65,000	60,905
10.375%, 2/1/22§	195,000	190,369
Mosaic Co. (The) 4.050%, 11/15/27	590,000	561,654
UPL Corp. Ltd. 3.250%, 10/13/21 (m)	600,000	580,992

		1,543,670

Construction Materials (0.2%)
Inversiones CMPC SA 4.500%, 4/25/22 (m)	750,000	757,500

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc. 6.875%, 1/15/25§	260,000	250,900
7.875%, 7/15/26 (b)§	20,000	19,922
WestRock Co. 3.750%, 3/15/25§	300,000	294,307

		565,129

Metals & Mining (0.2%)
SunCoke Energy Partners LP 7.500%, 6/15/25§	250,000	254,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Vedanta Resources plc 6.125%, 8/9/24 (m)	$400,000	$353,600

		607,975

Total Materials		3,474,274

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT) 3.375%, 10/15/26	300,000	277,547
Crown Castle International Corp. (REIT) 3.700%, 6/15/26	300,000	281,379
3.650%, 9/1/27	555,000	514,118
3.800%, 2/15/28	85,000	79,560
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	300,000	284,030
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	265,000	255,725
MPT Operating Partnership LP (REIT) 5.250%, 8/1/26	275,000	268,125

		1,960,484

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA 4.750%, 1/11/22	500,000	507,500

Total Real Estate		2,467,984

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 5.250%, 3/1/37	845,000	831,640
CCO Holdings LLC 5.750%, 2/15/26§	125,000	122,812
5.000%, 2/1/28§	140,000	128,282
Cincinnati Bell, Inc. 7.000%, 7/15/24§	210,000	191,625
Frontier Communications Corp. 8.500%, 4/15/20	55,000	56,169
Level 3 Financing, Inc. 5.375%, 1/15/24	275,000	268,757
SingTel Group Treasury Pte. Ltd. 4.500%, 9/8/21 (m)	588,000	606,956
Sprint Capital Corp. 6.875%, 11/15/28	65,000	62,160
Telesat Canada 8.875%, 11/15/24§	240,000	257,700

		2,526,101

Wireless Telecommunication Services (0.6%)
America Movil SAB de CV 5.000%, 3/30/20	400,000	409,956
Bharti Airtel International Netherlands BV 5.125%, 3/11/23 (m)	700,000	691,892
Bharti Airtel Ltd. 4.375%, 6/10/25 (m)	400,000	368,876
C&W Senior Financing DAC 6.875%, 9/15/27 (m)	200,000	191,500
Comunicaciones Celulares SA 6.875%, 2/6/24 (m)	200,000	205,500
Digicel Group Ltd. 7.125%, 4/1/22 (m)	250,000	162,813
Sprint Corp. 7.125%, 6/15/24	130,000	131,248

		2,161,785

Total Telecommunication Services		4,687,886

Utilities (1.7%)
Electric Utilities (1.3%)
Celeo Redes Operacion Chile SA 5.200%, 6/22/47§	250,000	245,625
Duke Energy Corp. 3.150%, 8/15/27	300,000	279,310
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	325,555
Edison International 4.125%, 3/15/28	300,000	295,397
Engie Energia Chile SA 5.625%, 1/15/21 (m)	300,000	310,875
Inkia Energy Ltd. 5.875%, 11/9/27 (m)(x)	200,000	186,250
ITC Holdings Corp. 3.250%, 6/30/26	600,000	564,268
NextEra Energy Operating Partners LP 4.500%, 9/15/27§	275,000	257,125
Pampa Energia SA 7.500%, 1/24/27 (m)	750,000	675,000
Southern Co. (The) 2.450%, 9/1/18	95,000	94,951
1.850%, 7/1/19	835,000	826,254
Virginia Electric & Power Co. Series A 3.500%, 3/15/27	300,000	293,707

		4,354,317

Independent Power and Renewable Electricity Producers (0.2%)
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	470,625
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)(x)	191,300	185,312

		655,937

Multi-Utilities (0.2%)
Ameren Corp. 3.650%, 2/15/26	350,000	338,980
DTE Energy Co. 2.850%, 10/1/26	300,000	273,688

		612,668

Total Utilities		5,622,922

Total Corporate Bonds		87,086,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Foreign Government Securities (3.1%)
Banco Latinoamericano de Comercio Exterior SA 3.250%, 5/7/20 (m)	$800,000	$788,828
Export-Import Bank of India
(ICE LIBOR USD 3 Month + 1.00%), 3.331%, 8/21/22 (k)(m)	200,000	200,438
4.000%, 1/14/23(m)	300,000	297,471
Malaysia Sovereign Sukuk Bhd. 3.043%, 4/22/25 (m)	800,000	762,000
Malaysia Sukuk Global Bhd. 3.179%, 4/27/26 (m)	250,000	237,188
Perusahaan Penerbit SBSN Indonesia III 4.150%, 3/29/27§	400,000	385,500
4.150%, 3/29/27 (m)	200,000	192,750
Provincia de Buenos Aires 7.875%, 6/15/27 (m)	650,000	565,500
Republic of Argentina 6.875%, 1/26/27	900,000	794,250
5.875%, 1/11/28	300,000	244,500
Republic of Chile 2.250%, 10/30/22	300,000	286,125
3.125%, 3/27/25	200,000	193,250
3.125%, 1/21/26	600,000	574,500
Republic of Costa Rica 9.995%, 8/1/20 (m)	200,000	218,750
Republic of Indonesia 4.875%, 5/5/21 (m)	500,000	513,750
Republic of Panama 5.200%, 1/30/20	800,000	826,000
4.000%, 9/22/24	300,000	302,625
Republic of Philippines 4.200%, 1/21/24	1,000,000	1,020,000
State of Israel 4.000%, 6/30/22	400,000	410,000
3.150%, 6/30/23	400,000	394,500
2.875%, 3/16/26	400,000	379,500
United Mexican States 4.000%, 10/2/23	350,000	350,350
3.750%, 1/11/28	780,000	736,710

Total Foreign Government Securities		10,674,485

Mortgage-Backed Securities (4.2%)
FHLMC 3.000%, 7/1/45	755,729	734,947
3.000%, 8/1/45	1,153,711	1,120,181
3.000%, 4/1/47	2,789,793	2,702,612
4.000%, 4/1/47	2,629,668	2,682,262
FNMA 3.000%, 4/1/45	996,284	957,212
3.000%, 9/1/46	2,268,329	2,200,279
3.500%, 12/1/46	3,778,858	3,767,344

Total Mortgage-Backed Securities		14,164,837

Municipal Bonds (0.1%)
Missouri Highways And Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C 5.063%, 5/1/24	110,000	119,626
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	150,000	221,196

Total Municipal Bonds		340,822

U.S. Treasury Obligations (33.2%)
U.S. Treasury Bonds 2.750%, 11/15/42	3,155,000	3,031,709
3.625%, 8/15/43	3,290,000	3,663,518
3.375%, 5/15/44	1,500,000	1,606,008
2.875%, 8/15/45	2,680,000	2,625,144
2.875%, 11/15/46	2,750,000	2,691,562
3.000%, 2/15/47	2,180,000	2,186,813
2.750%, 8/15/47	3,000,000	2,861,484
2.750%, 11/15/47	1,800,000	1,716,806
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/22 TIPS	4,728,710	4,631,101
0.375%, 7/15/27 TIPS	1,587,557	1,543,908
U.S. Treasury Notes 1.125%, 1/31/19	345,000	342,833
1.500%, 10/31/19	4,700,000	4,641,635
1.750%, 11/30/19	4,750,000	4,702,370
2.125%, 8/31/20	3,520,000	3,488,045
2.000%, 9/30/20	3,820,000	3,772,489
1.750%, 10/31/20	3,450,000	3,385,393
1.625%, 11/30/20	3,910,000	3,822,086
2.000%, 5/31/21	3,790,000	3,724,031
1.125%, 6/30/21	3,940,000	3,769,965
1.875%, 1/31/22	605,000	588,561
1.250%, 7/31/23	9,000,000	8,364,445
1.875%, 8/31/24	3,900,000	3,699,455
2.125%, 9/30/24	3,910,000	3,758,793
2.250%, 10/31/24	4,600,000	4,452,836
2.250%, 2/15/27	27,000,000	25,767,493
2.250%, 8/15/27	4,265,000	4,058,980
2.250%, 11/15/27	3,900,000	3,706,828

Total U.S. Treasury Obligations		112,604,291

Total Long-Term Debt Securities (93.5%) (Cost $323,011,917)		316,837,554

	Number of Shares	Value (Note 1)
COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
SandRidge Energy, Inc.*	108	1,916

Total Common Stock (0.0%) (Cost $2,197)		1,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
DoubleLine Floating Rate Fund*‡
Total Investment Company (4.0%) (Cost $13,583,622)	1,366,315	$13,458,204

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,325,558	1,325,823

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $102,000. (xx)	$100,000	100,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $200,085, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $210,858. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $75,811, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $77,314. (xx)	75,798	75,798
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $72,465, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $73,901. (xx)	72,452	72,452
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $500,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $510,008. (xx)	500,000	500,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000

Total Repurchase Agreements		1,948,250

U.S. Treasury Obligations (0.7%)
U.S. Treasury Bills 1.83%, 9/6/18 (p)	1,490,000	1,484,858
2.02%, 12/6/18 (p)	1,130,000	1,119,984

Total U.S. Treasury Obligations		2,604,842

Total Short-Term Investments (1.7%) (Cost $5,878,757)		5,878,915

Total Investments in Securities (99.2%) (Cost $342,476,493)		336,176,589
Other Assets Less Liabilities (0.8%)		2,799,049

Net Assets (100%)		$338,975,638

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $49,351,973 or 14.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $1,797,077 or 0.5% of net assets.
(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $36,982,484 or 10.9% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $1,940,631. This was secured by cash collateral of $1,948,250 which was subsequently invested in joint repurchase agreements with a total value of $1,948,250, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $53,406 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2018.

Glossary:

CLO	—	Collateralized Loan Obligation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	1.0%
Australia	0.3
Belgium	0.1
Brazil	1.0
Canada	0.8
Cayman Islands	5.4
Chile	2.3
China	0.5
Colombia	1.0
Costa Rica	0.1
Dominican Republic	0.1
Guatemala	0.1
Hong Kong	0.2
India	1.8
Indonesia	0.3
Ireland	0.1
Israel	0.7
Jamaica	0.0 #
Japan	0.3
Malaysia	1.0
Mexico	1.2
Panama	1.1
Peru	0.9
Philippines	0.8
Singapore	1.1
South Korea	0.1
United Arab Emirates	0.1
United Kingdom	0.3
United States	76.5
Cash and Other	0.8

100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund*	1,366,315	7,064,003	6,500,000	—	—	(105,799)	13,458,204	202,731	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$31,372,767	$—	$31,372,767
Collateralized Mortgage Obligations	—	53,864,759	—	53,864,759
Commercial Mortgage-Backed Securities	—	6,728,831	—	6,728,831
Common Stock
Energy	1,916	—	—	1,916
Corporate Bonds
Consumer Discretionary	—	6,769,833	—	6,769,833
Consumer Staples	—	8,132,971	—	8,132,971
Energy	—	17,018,730	—	17,018,730
Financials	—	24,421,343	—	24,421,343
Health Care	—	2,721,778	—	2,721,778
Industrials	—	7,999,096	—	7,999,096
Information Technology	—	3,769,945	—	3,769,945
Materials	—	3,474,274	—	3,474,274
Real Estate	—	2,467,984	—	2,467,984
Telecommunication Services	—	4,687,886	—	4,687,886
Utilities	—	5,622,922	—	5,622,922
Foreign Government Securities	—	10,674,485	—	10,674,485
Investment Company	13,458,204	—	—	13,458,204
Mortgage-Backed Securities	—	14,164,837	—	14,164,837
Municipal Bonds	—	340,822	—	340,822
Short-Term Investments
Investment Company	1,325,823	—	—	1,325,823
Repurchase Agreements	—	1,948,250	—	1,948,250
U.S. Treasury Obligations	—	2,604,842	—	2,604,842
U.S. Treasury Obligations	—	112,604,291	—	112,604,291

Total Assets	$14,785,943	$321,390,646	$—	$336,176,589

Total Liabilities	$—	$—	$—	$—

Total	$14,785,943	$321,390,646	$—	$336,176,589

(a) A security with a market value of $494,456 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,251,184
Long-term U.S. government securities	81,896,957

$172,148,141

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$44,174,364
Long-term U.S. government debt securities	67,591,397

$111,765,761

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,065,483
Aggregate gross unrealized depreciation	(7,419,568)

Net unrealized depreciation	$(6,354,085)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$342,530,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $13,583,622)	$13,458,204
Unaffiliated Issuers (Cost $326,944,621)	320,770,135
Repurchase Agreements (Cost $1,948,250)	1,948,250
Cash	4,378,823
Dividends, interest and other receivables	2,446,339
Receivable for securities sold	402,978
Due from Custodian	184,664
Receivable from Separate Accounts for Portfolio shares sold	28,212
Securities lending income receivable	1,630
Other assets	3,763

Total assets	343,622,998

LIABILITIES
Payable for securities purchased	2,210,759
Payable for return of collateral on securities loaned	1,948,250
Investment management fees payable	158,889
Payable to Separate Accounts for Portfolio shares redeemed	154,263
Administrative fees payable	27,053
Distribution fees payable – Class IB	6,374
Trustees’ fees payable	1,186
Accrued expenses	140,586

Total liabilities	4,647,360

NET ASSETS	$338,975,638

Net assets were comprised of:
Paid in capital	$342,543,767
Accumulated undistributed net investment income (loss)	4,415,447
Accumulated undistributed net realized gain (loss)	(1,683,672)
Net unrealized appreciation (depreciation)	(6,299,904)

Net assets	$338,975,638

Class IB
Net asset value, offering and redemption price per share, $31,491,325 / 3,179,931 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.90

Class K
Net asset value, offering and redemption price per share, $307,484,313 / 31,008,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

(x)	Includes value of securities on loan of $1,940,631.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,162 foreign withholding tax)	$5,378,592
Dividends ($202,731 of dividend income received from affiliates)	263,735
Securities lending (net)	8,902

Total income	5,651,229

EXPENSES
Investment management fees	981,935
Administrative fees	159,749
Professional fees	63,916
Distribution fees – Class IB	36,824
Printing and mailing expenses	12,305
Custodian fees	9,721
Trustees’ fees	3,546
Miscellaneous	16,358

Gross expenses	1,284,354
Less: Waiver from investment manager	(13,093)

Net expenses	1,271,261

NET INVESTMENT INCOME (LOSS)	4,379,968

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(1,459,013)
Net change in unrealized appreciation (depreciation) on investments in securities ($(105,799) of change in unrealized appreciation (depreciation) from affiliates)	(6,553,345)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,012,358)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,632,390)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,379,968	$4,670,279
Net realized gain (loss)	(1,459,013)	833,796
Net change in unrealized appreciation (depreciation)	(6,553,345)	1,227,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,632,390)	6,731,886

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(429,916)
Class K	—	(4,869,845)

	—	(5,299,761)

Distributions from net realized capital gains
Class IB	—	(23,505)
Class K	—	(229,901)

	—	(253,406)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(5,553,167)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 593,938 and 1,202,786 shares, respectively ]	5,881,829	12,090,887
Capital shares issued in connection with merger (Note 8) [ 0 and 930,000 shares, respectively ]	—	9,338,628
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,109 shares, respectively ]	—	453,421
Capital shares repurchased [ (240,920) and (400,957) shares, respectively ]	(2,385,187)	(4,042,316)

Total Class IB transactions	3,496,642	17,840,620

Class K
Capital shares sold [ 5,759,286 and 26,045,556 shares, respectively ]	57,140,204	262,249,655
Capital shares issued in reinvestment of dividends and distributions [ 0 and 507,415 shares, respectively ]	—	5,099,746
Capital shares repurchased [ (1,777,449) and (5,736,894) shares, respectively ]	(17,604,230)	(58,047,200)

Total Class K transactions	39,535,974	209,302,201

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	43,032,616	227,142,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,400,226	228,321,540
NET ASSETS:
Beginning of period	299,575,412	71,253,872

End of period (a)	$338,975,638	$299,575,412

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,415,447	$35,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,		May 1, 2015* to December 31, 2015
Class IB			2017	2016
Net asset value, beginning of period	$10.03		$9.81	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23	0.25	0.17
Net realized and unrealized gain (loss)	(0.25)		0.16	0.21	(0.39)

Total from investment operations	(0.13)		0.39	0.46	(0.22)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.26)	(0.17)
Distributions from net realized gains	—		(0.01)	—	—

Total dividends and distributions	—		(0.17)	(0.26)	(0.17)

Net asset value, end of period	$9.90		$10.03	$9.81	$9.61

Total return (b)	(1.30)%		3.93%	4.83%	(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,491		$28,366	$10,304	$2,364
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00	%(j)	1.04%	1.06%	1.08%
Before waivers (a)(f)	1.01%		1.07%	1.11%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.45%		2.23%	2.52%	2.54	%(l)
Before waivers (a)(f)	2.44%		2.20%	2.47%	2.36	%(l)
Portfolio turnover rate (z)^	36%		120%	76%	79%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,		May 1, 2015* to December 31, 2015
Class K			2017	2016
Net asset value, beginning of period	$10.03		$9.81	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.25	0.28	0.18
Net realized and unrealized gain (loss)	(0.24)		0.16	0.21	(0.38)

Total from investment operations	(0.11)		0.41	0.49	(0.20)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.29)	(0.19)
Distributions from net realized gains	—		(0.01)	—	—

Total dividends and distributions	—		(0.19)	(0.29)	(0.19)

Net asset value, end of period	$9.92		$10.03	$9.81	$9.61

Total return (b)	(1.10)%		4.19%	5.10%	(2.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$307,484		$271,210	$60,950	$57,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.79%	0.82%	0.84%
Before waivers (a)(f)	0.76%		0.82%	0.88%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.70%		2.49%	2.84%	2.67	%(l)
Before waivers (a)(f)	2.69%		2.45%	2.78%	2.47	%(l)
Portfolio turnover rate (z)^	36%		120%	76%	79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.02% for Class IB and 0.77% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	24.6%
Energy	17.4
Health Care	12.9
Industrials	11.3
Consumer Staples	7.8
Information Technology	5.7
Materials	5.0
Utilities	4.9
Consumer Discretionary	3.9
Telecommunication Services	3.0
Real Estate	1.7
Repurchase Agreements	0.5
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$975.37	$4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	975.49	4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	977.01	3.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.9%)
Auto Components (0.9%)
Adient plc (x)	107,500	$5,287,925

Household Durables (1.2%)
Whirlpool Corp.	49,100	7,179,893

Multiline Retail (1.8%)
Target Corp.	143,500	10,923,220

Total Consumer Discretionary		23,391,038

Consumer Staples (7.8%)
Food & Staples Retailing (1.9%)
Walmart, Inc.	131,100	11,228,715

Food Products (1.2%)
Tyson Foods, Inc., Class A	109,100	7,511,535

Tobacco (4.7%)
Altria Group, Inc.	261,200	14,833,548
Philip Morris International, Inc.	171,300	13,830,762

		28,664,310

Total Consumer Staples		47,404,560

Energy (17.4%)
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	83,495	5,596,670

Oil, Gas & Consumable Fuels (16.5%)
BP plc (ADR)	550,100	25,117,566
Chevron Corp.	136,500	17,257,695
ConocoPhillips	310,200	21,596,124
Occidental Petroleum Corp.	218,800	18,309,184
Phillips 66	154,759	17,380,983

		99,661,552

Total Energy		105,258,222

Financials (24.6%)
Banks (13.8%)
Bank of America Corp.	820,246	23,122,735
JPMorgan Chase & Co.	197,312	20,559,911
US Bancorp	363,769	18,195,725
Wells Fargo & Co.	391,300	21,693,672

		83,572,043

Capital Markets (1.7%)
State Street Corp.	109,700	10,211,973

Consumer Finance (4.0%)
American Express Co.	248,700	24,372,600

Insurance (5.1%)
Loews Corp.	381,900	18,438,132
XL Group Ltd.	225,538	12,618,851

		31,056,983

Total Financials		149,213,599

Health Care (12.9%)
Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	93,616	4,571,269
CVS Health Corp.	166,000	10,682,100

		15,253,369

Pharmaceuticals (10.4%)
Johnson & Johnson	135,900	16,490,106
Merck & Co., Inc.	267,500	16,237,250
Pfizer, Inc.	575,700	20,886,396
Sanofi (ADR)	229,400	9,178,294

		62,792,046

Total Health Care		78,045,415

Industrials (11.3%)
Aerospace & Defense (4.3%)
Raytheon Co.	42,700	8,248,786
United Technologies Corp.	142,300	17,791,769

		26,040,555

Airlines (1.0%)
Southwest Airlines Co.	117,300	5,968,224

Building Products (2.5%)
Johnson Controls International plc	462,400	15,467,280

Industrial Conglomerates (1.8%)
General Electric Co.	802,900	10,927,469

Machinery (1.7%)
Stanley Black & Decker, Inc.	76,100	10,106,841

Total Industrials		68,510,369

Information Technology (5.7%)
IT Services (2.1%)
International Business Machines Corp.	89,800	12,545,060

Semiconductors & Semiconductor Equipment (1.8%)
QUALCOMM, Inc.	191,400	10,741,368

Software (1.8%)
Oracle Corp.	254,700	11,222,082

Total Information Technology		34,508,510

Materials (5.0%)
Chemicals (5.0%)
DowDuPont, Inc.	319,000	21,028,480
Praxair, Inc.	59,428	9,398,538

Total Materials		30,427,018

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
HCP, Inc. (REIT)	404,387	10,441,272

Total Real Estate		10,441,272

Telecommunication Services (3.0%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	269,600	8,656,856
Verizon Communications, Inc.	188,700	9,493,497

Total Telecommunication Services		18,150,353

Utilities (4.9%)
Electric Utilities (4.9%)
Entergy Corp.	229,400	18,533,226
Exelon Corp.	268,774	11,449,773

Total Utilities		29,982,999

Total Common Stocks (98.2%) (Cost $597,534,577)		595,333,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $102,000. (xx)	$100,000	$100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $57,556, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $58,697. (xx)	57,546	57,546
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $99,819, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $101,798. (xx)	99,802	99,802
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $99,976, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $101,958. (xx)	99,959	99,959
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various Common Stocks; total market value $111,220. (xx)	100,000	100,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,647,980, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,680,760. (xx)	1,647,693	1,647,693
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000

NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000

Total Repurchase Agreements		2,905,000

Total Short-Term Investments (0.5%) (Cost $2,905,000)		2,905,000

Total Investments in Securities (98.7%) (Cost $600,439,577)		598,238,355
Other Assets Less Liabilities (1.3%)		7,573,089

Net Assets (100%)		$605,811,444

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $2,857,939. This was secured by cash collateral of $2,905,000 which was subsequently invested in joint repurchase agreements with a total value of $2,905,000, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,391,038	$—	$—	$23,391,038
Consumer Staples	47,404,560	—	—	47,404,560
Energy	105,258,222	—	—	105,258,222
Financials	149,213,599	—	—	149,213,599
Health Care	78,045,415	—	—	78,045,415
Industrials	68,510,369	—	—	68,510,369
Information Technology	34,508,510	—	—	34,508,510
Materials	30,427,018	—	—	30,427,018
Real Estate	10,441,272	—	—	10,441,272
Telecommunication Services	18,150,353	—	—	18,150,353
Utilities	29,982,999	—	—	29,982,999
Short-Term Investments
Repurchase Agreements	—	2,905,000	—	2,905,000

Total Assets	$595,333,355	$2,905,000	$—	$598,238,355

Total Liabilities	$—	$—	$—	$—

Total	$595,333,355	$2,905,000	$—	$598,238,355

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$511,567,742
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$527,883,337

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,541,903
Aggregate gross unrealized depreciation	(46,112,688)

Net unrealized depreciation	$(2,570,785)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$600,809,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $597,534,577)	$595,333,355
Repurchase Agreements (Cost $2,905,000)	2,905,000
Cash	16,632,661
Receivable for securities sold	2,242,817
Dividends, interest and other receivables	1,183,543
Receivable from Separate Accounts for Portfolio shares sold	41,842
Securities lending income receivable	641
Other assets	6,711

Total assets	618,346,570

LIABILITIES
Payable for securities purchased	8,864,798
Payable for return of collateral on securities loaned	2,905,000
Investment management fees payable	313,956
Payable to Separate Accounts for Portfolio shares redeemed	288,025
Administrative fees payable	49,318
Distribution fees payable – Class IB	34,916
Distribution fees payable – Class IA	8,105
Accrued expenses	71,008

Total liabilities	12,535,126

NET ASSETS	$605,811,444

Net assets were comprised of:
Paid in capital	$449,076,346
Accumulated undistributed net investment income (loss)	6,341,987
Accumulated undistributed net realized gain (loss)	152,594,333
Net unrealized appreciation (depreciation)	(2,201,222)

Net assets	$605,811,444

Class IA
Net asset value, offering and redemption price per share, $38,892,221 / 6,549,649 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.94

Class IB
Net asset value, offering and redemption price per share, $168,009,108 / 28,145,219 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.97

Class K
Net asset value, offering and redemption price per share, $398,910,115 / 67,087,071 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.95

(x)	Includes value of securities on loan of $2,857,939.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$8,824,640
Interest	37,430
Securities lending (net)	12,200

Total income	8,874,270

EXPENSES
Investment management fees	2,318,073
Administrative fees	301,709
Distribution fees – Class IB	213,878
Distribution fees – Class IA	50,233
Professional fees	31,248
Printing and mailing expenses	23,948
Custodian fees	20,828
Trustees’ fees	6,867
Miscellaneous	6,625

Gross expenses	2,973,409
Less: Waiver from investment manager	(391,561)

Net expenses	2,581,848

NET INVESTMENT INCOME (LOSS)	6,292,422

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	143,828,818
Net change in unrealized appreciation (depreciation) on investments in securities	(164,975,695)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(21,146,877)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,854,455)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,292,422	$10,774,174
Net realized gain (loss)	143,828,818	49,406,335
Net change in unrealized appreciation (depreciation)	(164,975,695)	33,571,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,854,455)	93,752,385

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(651,134)
Class IB	—	(2,602,184)
Class K	—	(7,181,683)

	—	(10,435,001)

Distributions from net realized capital gains
Class IA	—	(3,103,751)
Class IB	—	(12,454,556)
Class K	—	(29,820,753)

	—	(45,379,060)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(55,814,061)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 178,310 and 491,442 shares, respectively ]	1,072,368	3,007,255
Capital shares issued in reinvestment of dividends and distributions [ 0 and 627,036 shares, respectively ]	—	3,754,885
Capital shares repurchased [ (520,684) and (1,357,392) shares, respectively ]	(3,164,279)	(8,203,435)

Total Class IA transactions	(2,091,911)	(1,441,295)

Class IB
Capital shares sold [ 944,029 and 1,732,138 shares, respectively ]	5,714,100	10,578,022
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,501,272 shares, respectively ]	—	15,056,740
Capital shares repurchased [ (1,698,801) and (3,495,796) shares, respectively ]	(10,290,975)	(21,213,173)

Total Class IB transactions	(4,576,875)	4,421,589

Class K
Capital shares sold [ 2,134,482 and 707,614 shares, respectively ]	12,302,026	4,201,956
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,178,254 shares, respectively ]	—	37,002,436
Capital shares repurchased [ (3,971,859) and (17,286,247) shares, respectively ]	(23,907,505)	(104,025,623)

Total Class K transactions	(11,605,479)	(62,821,231)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,274,265)	(59,840,937)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,128,720)	(21,902,613)
NET ASSETS:
Beginning of period	638,940,164	660,842,777

End of period (a)	$605,811,444	$638,940,164

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,341,987	$49,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.09	$5.76	$5.79	$6.59	$6.77	$5.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.10	0.09	0.11	0.11
Net realized and unrealized gain (loss)	(0.21)	0.80	0.65	(0.22)	0.48	1.72

Total from investment operations	(0.15)	0.89	0.75	(0.13)	0.59	1.83

Less distributions:
Dividends from net investment income	—	(0.09)	(0.11)	(0.10)	(0.11)	(0.13)
Distributions from net realized gains	—	(0.47)	(0.67)	(0.57)	(0.66)	(0.79)

Total dividends and distributions	—	(0.56)	(0.78)	(0.67)	(0.77)	(0.92)

Net asset value, end of period	$5.94	$6.09	$5.76	$5.79	$6.59	$6.77

Total return (b)	(2.46)%	15.78%	12.93%	(1.69)%	8.79%	31.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,892	$41,988	$41,067	$38,863	$40,537	$40,639
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.03%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%	1.00%	1.03%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.13%	1.12%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.87%	1.56%	1.72%	1.46%	1.59%	1.59%
After waivers and fees paid indirectly (a)(f)	1.87%	1.56%	1.72%	1.46%	1.59%	1.59%
Before waivers and fees paid indirectly (a)(f)	1.75%	1.43%	1.59%	1.37%	1.52%	1.51%
Portfolio turnover rate (z)^	84%	41%	49%	66%	50%	58%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.12	$5.79	$5.81	$6.61	$6.80	$5.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.10	0.09	0.11	0.10
Net realized and unrealized gain (loss)	(0.21)	0.79	0.66	(0.22)	0.47	1.74

Total from investment operations	(0.15)	0.89	0.76	(0.13)	0.58	1.84

Less distributions:
Dividends from net investment income	—	(0.09)	(0.11)	(0.10)	(0.11)	(0.13)
Distributions from net realized gains	—	(0.47)	(0.67)	(0.57)	(0.66)	(0.79)

Total dividends and distributions	—	(0.56)	(0.78)	(0.67)	(0.77)	(0.92)

Net asset value, end of period	$5.97	$6.12	$5.79	$5.81	$6.61	$6.80

Total return (b)	(2.45)%	15.70%	13.06%	(1.68)%	8.59%	31.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,009	$176,995	$162,969	$154,966	$167,418	$160,887
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.03%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%	1.00%	1.03%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.13%	1.12%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.87%	1.56%	1.72%	1.46%	1.59%	1.56%
After waivers and fees paid indirectly (a)(f)	1.87%	1.56%	1.72%	1.46%	1.59%	1.56%
Before waivers and fees paid indirectly (a)(f)	1.74%	1.43%	1.59%	1.37%	1.51%	1.49%
Portfolio turnover rate (z)^	84%	41%	49%	66%	50%	58%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.09	$5.76	$5.79	$6.59	$6.77	$5.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.12	0.11	0.13	0.12
Net realized and unrealized gain (loss)	(0.20)	0.80	0.65	(0.22)	0.48	1.73

Total from investment operations	(0.14)	0.91	0.77	(0.11)	0.61	1.85

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.12)	(0.13)	(0.15)
Distributions from net realized gains	—	(0.47)	(0.67)	(0.57)	(0.66)	(0.79)

Total dividends and distributions	—	(0.58)	(0.80)	(0.69)	(0.79)	(0.94)

Net asset value, end of period	$5.95	$6.09	$5.76	$5.79	$6.59	$6.77

Total return (b)	(2.30)%	16.05%	13.22%	(1.44)%	9.06%	31.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$398,910	$419,957	$456,807	$520,261	$668,050	$648,008
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%	0.75%	0.79%	0.80%	0.80%
After waivers and fees paid indirectly (a)(f)	0.75%	0.75%	0.75%	0.79%	0.80%	0.80%
Before waivers and fees paid indirectly (a)(f)	0.88%	0.88%	0.88%	0.87%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.12%	1.81%	1.98%	1.70%	1.84%	1.84%
After waivers and fees paid indirectly (a)(f)	2.12%	1.81%	1.98%	1.70%	1.84%	1.84%
Before waivers and fees paid indirectly (a)(f)	2.00%	1.68%	1.85%	1.61%	1.76%	1.76%
Portfolio turnover rate (z)^	84%	41%	49%	66%	50%	58%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Investment Company	20.4%
Consumer Discretionary	14.9
Industrials	14.4
Health Care	12.2
Consumer Staples	7.1
Telecommunication Services	6.2
Materials	5.9
Utilities	4.6
Repurchase Agreements	3.8
Information Technology	3.6
Real Estate	3.4
Financials	3.3
Energy	1.4
Cash and Other	(1.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$993.08	$6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.56
Class IB
Actual	1,000.00	993.81	6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.56
Class K
Actual	1,000.00	994.66	5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.31

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.31%, 1.31% and 1.06%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Diversified Consumer Services (0.7%)
ServiceMaster Global Holdings, Inc.*	28,021	$1,666,409

Hotels, Restaurants & Leisure (0.3%)
Belmond Ltd., Class A*	38,000	423,700
Dover Motorsports, Inc. (x)	82,346	185,279
Eldorado Resorts, Inc. (x)*	6,000	234,600

		843,579

Household Durables (1.5%)
Lennar Corp., Class B	30,060	1,283,261
Nobility Homes, Inc.	10,000	210,900
Sony Corp. (ADR)	38,000	1,947,880

		3,442,041

Media (12.4%)
AH Belo Corp., Class A	74,000	347,800
AMC Networks, Inc., Class A*	3,500	217,700
Beasley Broadcast Group, Inc., Class A	46,000	515,200
Clear Channel Outdoor Holdings, Inc., Class A	421,040	1,810,472
DISH Network Corp., Class A*	20,000	672,200
EW Scripps Co. (The), Class A	180,000	2,410,200
Interpublic Group of Cos., Inc. (The)	75,000	1,758,000
Liberty Broadband Corp., Class A*	250	18,910
Liberty Broadband Corp., Class C*	353	26,729
Liberty Global plc, Class A*	15,000	413,100
Liberty Global plc, Class C*	23,000	612,030
Liberty Latin America Ltd., Class A*	10,000	191,200
Liberty Latin America Ltd., Class C*	15,000	290,700
Liberty Media Corp.-Liberty Braves, Class A*	12,000	308,520
Liberty Media Corp.-Liberty Braves, Class C*	12,000	310,320
Loral Space & Communications, Inc.*	26,000	977,600
Madison Square Garden Co. (The), Class A*	1,600	496,304
Sky plc	155,000	2,989,663
Telegraaf Media Groep NV (CVA) (r)*	3,000	21,020
Telenet Group Holding NV*	25,000	1,167,800
Tribune Media Co., Class A	170,000	6,505,900
tronc, Inc.*	2,000	34,560
Twenty-First Century Fox, Inc., Class B	135,000	6,651,450

		28,747,378

Total Consumer Discretionary		34,699,407

Consumer Staples (7.1%)
Beverages (3.2%)
Dr Pepper Snapple Group, Inc.	60,000	7,320,000
National Beverage Corp. (x)*	1,000	106,900

		7,426,900

Food & Staples Retailing (0.2%)
Rite Aid Corp. (x)*	250,000	432,500

Food Products (3.6%)
GrainCorp Ltd., Class A	52,000	295,546
Mondelez International, Inc., Class A	25,000	1,025,000
Naturex*	15,000	2,361,292
Parmalat SpA	850,000	2,868,701
Premier Foods plc*	1,340,000	670,248
Tootsie Roll Industries, Inc. (x)	38,900	1,200,065

		8,420,852

Personal Products (0.1%)
Avon Products, Inc.*	160,000	259,200

Total Consumer Staples		16,539,452

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Alvopetro Energy Ltd.*	280,000	104,362
Andeavor	7,000	918,260
EQT Corp.	2,000	110,360
Etablissements Maurel et Prom*	200	1,460
Gulf Coast Ultra Deep Royalty Trust	600,000	51,300
Noble Energy, Inc.	44,999	1,587,565
Whiting Petroleum Corp.*	11,000	579,920

Total Energy		3,353,227

Financials (3.0%)
Banks (1.5%)
BB&T Corp.	15,000	756,600
CoBiz Financial, Inc.	20,000	429,600
Flushing Financial Corp.	62,000	1,618,200
Horizon Bancorp, Inc.	1,500	31,035
Sterling Bancorp	30,000	705,000

		3,540,435

Capital Markets (0.8%)
BKF Capital Group, Inc.*	1,700	17,850
Financial Engines, Inc.	38,000	1,706,200

		1,724,050

Insurance (0.7%)
AmTrust Financial Services, Inc.	100,000	1,457,000
Aspen Insurance Holdings Ltd.	3,000	122,100
Topdanmark A/S	1,000	43,793

		1,622,893

Total Financials		6,887,378

Health Care (12.1%)
Biotechnology (4.2%)
Foundation Medicine, Inc. (x)*	60,000	8,202,000
Grifols SA (ADR)	30,000	645,000
Idorsia Ltd.*	15,000	398,364
Shire plc (ADR)	3,000	506,400

		9,751,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.	75,000	$6,225,750
ICU Medical, Inc.*	1,000	293,650
Innocoll Holdings plc (r)(x)*	125,000	56,250
NxStage Medical, Inc.*	2,000	55,800

		6,631,450

Health Care Providers & Services (1.9%)
American Medical Alert Corp. (r)*	140,898	1,057
Chemed Corp.	300	96,543
Envision Healthcare Corp.*	70,000	3,080,700
Humana, Inc.	900	267,867
Kindred Healthcare, Inc.*	100,000	900,000

		4,346,167

Health Care Technology (0.8%)
Cotiviti Holdings, Inc.*	40,000	1,765,200

Life Sciences Tools & Services (0.0%)
Illumina, Inc.*	400	111,716

Pharmaceuticals (2.4%)
Akorn, Inc.*	129,000	2,140,110
Allergan plc	18,200	3,034,304
Depomed, Inc.*	18,000	120,060
Mylan NV*	6,500	234,910

		5,529,384

Total Health Care		28,135,681

Industrials (14.4%)
Aerospace & Defense (4.4%)
Harris Corp.	12,000	1,734,480
KLX, Inc.*	70,000	5,033,000
Rockwell Collins, Inc.	25,000	3,367,000

		10,134,480

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.	2,500	93,250

Building Products (2.9%)
Fortune Brands Home & Security, Inc.	5,000	268,450
USG Corp.*	150,000	6,468,000

		6,736,450

Electrical Equipment (0.4%)
Rockwell Automation, Inc.	5,000	831,150

Machinery (3.0%)
CIRCOR International, Inc.	6,000	221,760
Haldex AB	30,000	298,099
Mueller Industries, Inc.	20,000	590,200
Mueller Water Products, Inc., Class A	50,000	586,000
Navistar International Corp.*	108,000	4,397,760
SLM Solutions Group AG*	2,400	91,649
Xerium Technologies, Inc.*	15,500	205,220
Xylem, Inc.	9,500	640,110

		7,030,798

Road & Rail (0.9%)
Hertz Global Holdings, Inc. (x)*	140,000	2,147,600

Trading Companies & Distributors (2.7%)
Herc Holdings, Inc.*	83,000	4,676,220
Kaman Corp.	24,000	1,672,560

		6,348,780

Transportation Infrastructure (0.0%)
exactEarth Ltd.*	9,101	7,961

Total Industrials		33,330,469

Information Technology (3.6%)
Communications Equipment (0.4%)
Digi International, Inc.*	50,000	660,000
Mitel Networks Corp.*	25,000	274,250

		934,250

Electronic Equipment, Instruments & Components (1.7%)
Axis Communications AB	72,800	2,665,967
VeriFone Systems, Inc.*	50,000	1,141,000

		3,806,967

IT Services (0.3%)
Business & Decision*	6,000	55,634
MoneyGram International, Inc.*	100,053	669,355

		724,989

Semiconductors & Semiconductor Equipment (1.1%)
AIXTRON SE*	22,800	295,547
NXP Semiconductors NV*	21,000	2,294,670

		2,590,217

Software (0.0%)
Fidessa Group plc	1,000	51,008
Synchronoss Technologies, Inc.*	5,000	30,850

		81,858

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc. (x)	25,000	298,750

Total Information Technology		8,437,031

Materials (5.9%)
Chemicals (1.3%)
A Schulman, Inc.	40,095	1,784,227
Linde AG	5,000	1,193,492

		2,977,719

Construction Materials (1.3%)
Vulcan Materials Co.	24,000	3,097,440

Containers & Packaging (0.7%)
Greif, Inc., Class A	4,000	211,560
Myers Industries, Inc.	55,000	1,056,000
Papeles y Cartones de Europa SA	23,500	465,438

		1,732,998

Metals & Mining (0.8%)
Alamos Gold, Inc., Class A	8,000	45,520
Arizona Mining, Inc.*	200,000	937,132
Osisko Gold Royalties Ltd. (x)	30,000	284,106
Pan American Silver Corp.	30,000	536,949

		1,803,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (1.8%)
KapStone Paper and Packaging Corp.	95,000	$3,277,500
Norbord, Inc.	21,000	863,545

		4,141,045

Total Materials		13,752,909

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
DCT Industrial Trust, Inc. (REIT)	4,000	266,920
Education Realty Trust, Inc. (REIT)	25,000	1,037,500
GGP, Inc. (REIT)	6,000	122,580
Gramercy Property Trust (REIT)	45,000	1,229,400
Ryman Hospitality Properties, Inc. (REIT)	63,000	5,238,450

Total Real Estate		7,894,850

Telecommunication Services (6.2%)
Diversified Telecommunication Services (1.8%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	51,532
AT&T, Inc.	44,094	1,415,858
CenturyLink, Inc.	100,000	1,864,000
Cincinnati Bell, Inc.*	40,000	628,000
Koninklijke KPN NV	100,000	272,098

		4,231,488

Wireless Telecommunication Services (4.4%)
Millicom International Cellular SA	47,000	2,761,250
Telephone & Data Systems, Inc.	14,000	383,880
T-Mobile US, Inc.*	70,000	4,182,500
United States Cellular Corp.*	74,000	2,740,960

		10,068,590

Total Telecommunication Services		14,300,078

Utilities (4.6%)
Electric Utilities (2.1%)
Evergy, Inc.	70,000	3,930,500
PNM Resources, Inc.	22,000	855,800

		4,786,300

Gas Utilities (1.6%)
National Fuel Gas Co.	56,000	2,965,760
WGL Holdings, Inc.	8,000	710,000

		3,675,760

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000	40,079

Multi-Utilities (0.0%)
Avista Corp.	500	26,330

Water Utilities (0.9%)
Severn Trent plc	80,000	2,089,956

Total Utilities		10,618,425

Total Common Stocks (76.6%) (Cost $167,644,501)		177,948,907

PREFERRED STOCK:
Financials (0.3%)
Diversified Financial Services (0.3%)
Steel Partners Holdings LP 6.000%	32,000	652,480

Total Preferred Stock (0.3%) (Cost $586,871)		652,480

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	130,000	—

Total Consumer Discretionary		—

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences Corp., CVR (r)*	20,000	9,000
Dyax Corp., CVR (r)*	116,000	96,570
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000	675

		106,245

Health Care Equipment & Supplies (0.0%)
Synergetics USA, Inc., CVR (r)*	479,184	68,284
Wright Medical Group NV, CVR, expiring 3/1/19*	5,000	6,550

		74,834

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR (r)*	40,000	—
Ocera Therapeutics, Inc. (r)*	16,000	6,240
Omthera Pharmaceuticals, Inc., CVR (r)*	100	—

		6,240

Total Health Care		187,319

Total Rights (0.1%) (Cost $30,225)		187,319

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Hudbay Minerals, Inc., expiring 7/20/18* (Cost $887)	850	3

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (20.4%)
JPMorgan Prime Money Market Fund, IM Shares	47,529,478	47,538,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.8%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $204,000. (xx)	$200,000	$200,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $400,066, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $408,000. (xx)	400,000	400,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $400,170, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $421,715. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $306,001. (xx)	300,000	300,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $500,091, collateralized by various Common Stocks; total market value $556,098. (xx)	500,000	500,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $2,040,930. (xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,899,778, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,938,333. (xx)	1,899,461	1,899,461
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,400,243, collateralized by various Common Stocks; total market value $1,558,048. (xx)	1,400,000	1,400,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,300,225, collateralized by various Common Stocks; total market value $1,446,759. (xx)	1,300,000	1,300,000

Total Repurchase Agreements		8,799,461

Total Short-Term Investments (24.2%) (Cost $56,333,109)		56,338,445

Total Investments in Securities (101.2%) (Cost $224,595,593)		235,127,154
Other Assets Less Liabilities (-1.2%)		(2,821,657)

Net Assets (100%)		$232,305,497

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $8,618,000. This was secured by cash collateral of $8,799,461 which was subsequently invested in joint repurchase agreements with a total value of $8,799,461, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $67,791 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 2.625%, maturing 9/30/18 - 11/15/27.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
CVR	— Contingent Value Right

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.1%
Belgium	0.5
Bermuda	0.1
Canada	1.2
Chile	0.2
China	0.0	#
Colombia	1.2
Denmark	0.0	#
France	1.0
Germany	0.7
Ireland	0.0	#
Italy	1.3
Japan	0.8
Netherlands	1.1
Spain	0.5
Sweden	1.3
Switzerland	0.2
United Kingdom	3.2
United States	87.8
Cash and Other	(1.2)

	100.0%

#    Percent shown is less than 0.05%.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$30,124,745	$4,553,642	$21,020		$34,699,407
Consumer Staples	10,343,665	6,195,787	—		16,539,452
Energy	3,351,767	1,460	—		3,353,227
Financials	6,825,735	61,643	—		6,887,378
Health Care	27,680,010	398,364	57,307		28,135,681
Industrials	32,940,721	389,748	—		33,330,469
Information Technology	5,368,875	3,068,156	—		8,437,031
Materials	12,093,979	1,658,930	—		13,752,909
Real Estate	7,894,850	—	—		7,894,850
Telecommunication Services	11,215,198	3,084,880	—		14,300,078
Utilities	8,488,390	2,130,035	—		10,618,425
Preferred Stocks
Financials	—	652,480	—		652,480
Rights
Consumer Discretionary	—	—	—	(b)	—	(b)
Health Care	6,550	—	180,769		187,319
Short-Term Investments
Investment Company	47,538,984	—	—		47,538,984
Repurchase Agreements	—	8,799,461	—		8,799,461
Warrants
Materials	3	—	—		3

Total Assets	$203,873,472	$30,994,586	$259,096		$235,127,154

Total Liabilities	$—	$—	$—		$—

Total	$203,873,472	$30,994,586	$259,096		$235,127,154

(a)	A security with a market value of $21,020 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$177,942,934
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$175,661,821

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,646,550
Aggregate gross unrealized depreciation	(16,474,065)

Net unrealized appreciation	$10,172,485

Federal income tax cost of investments in securities and derivative instruments, if applicable	$224,954,669

For the six months ended June 30, 2018, the Portfolio incurred approximately $34,395 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $215,796,132)	$226,327,693
Repurchase Agreements (Cost $8,799,461)	8,799,461
Cash	7,512,000
Foreign cash (Cost $128,839)	127,059
Receivable for securities sold	488,594
Dividends, interest and other receivables	287,525
Receivable from Separate Accounts for Portfolio shares sold	20,604
Securities lending income receivable	13,446
Other assets	2,493

Total assets	243,578,875

LIABILITIES
Payable for return of collateral on securities loaned	8,799,461
Payable for securities purchased	1,692,874
Due to Custodian	378,312
Investment management fees payable	171,703
Payable to Separate Accounts for Portfolio shares redeemed	84,606
Distribution fees payable – Class IB	40,727
Administrative fees payable	18,642
Distribution fees payable – Class IA	2,639
Trustees’ fees payable	384
Accrued expenses	84,030

Total liabilities	11,273,378

NET ASSETS	$232,305,497

Net assets were comprised of:
Paid in capital	$218,448,014
Accumulated undistributed net investment income (loss)	532,635
Accumulated undistributed net realized gain (loss)	2,795,445
Net unrealized appreciation (depreciation)	10,529,403

Net assets	$232,305,497

Class IA
Net asset value, offering and redemption price per share, $12,805,581 / 991,636 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.91

Class IB
Net asset value, offering and redemption price per share, $198,451,911 / 15,448,644 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.85

Class K
Net asset value, offering and redemption price per share, $21,048,005 / 1,612,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.05

(x)	Includes value of securities on loan of $8,618,000.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $30,708 foreign withholding tax)	$1,748,242
Interest	44,108
Securities lending (net)	96,093

Total income	1,888,443

EXPENSES
Investment management fees	1,050,294
Distribution fees – Class IB	249,519
Administrative fees	113,917
Professional fees	31,033
Custodian fees	25,033
Distribution fees – Class IA	16,201
Printing and mailing expenses	8,683
Trustees’ fees	2,590
Miscellaneous	5,911

Total expenses	1,503,181

NET INVESTMENT INCOME (LOSS)	385,262

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,176,237
Foreign currency transactions	(58,552)

Net realized gain (loss)	3,117,685

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,126,457)
Foreign currency translations	(4,408)

Net change in unrealized appreciation (depreciation)	(5,130,865)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,013,180)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,627,918)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$385,262	$222,027
Net realized gain (loss)	3,117,685	12,192,879
Net change in unrealized appreciation (depreciation)	(5,130,865)	2,185,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,627,918)	14,600,833

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,501)
Class IB	—	(22,040)
Class K	—	(51,336)

	—	(77,877)

Distributions from net realized capital gains
Class IA	—	(824,316)
Class IB	—	(11,111,918)
Class K	—	(1,093,623)

	—	(13,029,857)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(13,107,734)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 59,128 and 171,746 shares, respectively ]	764,530	2,278,134
Capital shares issued in reinvestment of dividends and distributions [ 0 and 64,269 shares, respectively ]	—	828,817
Capital shares repurchased [ (108,835) and (349,342) shares, respectively ]	(1,410,109)	(4,587,385)

Total Class IA transactions	(645,579)	(1,480,434)

Class IB
Capital shares sold [ 665,300 and 1,086,183 shares, respectively ]	8,567,946	14,208,711
Capital shares issued in reinvestment of dividends and distributions [ 0 and 867,756 shares, respectively ]	—	11,133,958
Capital shares repurchased [ (1,069,356) and (2,474,820) shares, respectively ]	(13,750,053)	(32,514,512)

Total Class IB transactions	(5,182,107)	(7,171,843)

Class K
Capital shares sold [ 201,748 and 193,700 shares, respectively ]	2,628,465	2,587,080
Capital shares issued in reinvestment of dividends and distributions [ 0 and 87,977 shares, respectively ]	—	1,144,959
Capital shares repurchased [ (162,518) and (423,841) shares, respectively ]	(2,115,288)	(5,643,176)

Total Class K transactions	513,177	(1,911,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,314,509)	(10,563,414)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,942,427)	(9,070,315)
NET ASSETS:
Beginning of period	239,247,924	248,318,239

End of period (a)	$232,305,497	$239,247,924

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$532,635	$147,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015		2014	2013
Net asset value, beginning of period	$13.00	$12.95		$12.65		$12.95		$13.25	$12.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01	####	0.01	###	—	#	(0.03)	—	#,##
Net realized and unrealized gain (loss)	(0.11)	0.77		0.96		0.30		0.27	1.36

Total from investment operations	(0.09)	0.78		0.97		0.30		0.24	1.36

Less distributions:
Dividends from net investment income	—	—	#	—	#	—		—	(0.01)
Distributions from net realized gains	—	(0.73)		(0.67)		(0.60)		(0.54)	(0.66)

Total dividends and distributions	—	(0.73)		(0.67)		(0.60)		(0.54)	(0.67)

Net asset value, end of period	$12.91	$13.00		$12.95		$12.65		$12.95	$13.25

Total return (b)	(0.69)%	6.14	%(ss)	7.69	%(jj)	2.42	%(dd)	1.87%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,806	$13,541		$14,951		$13,834		$12,973	$10,742
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.31%	1.32%		1.33%		1.31%		1.31%	1.30%
Before fees paid indirectly (a)(f)	1.31%	1.32%		1.33%		1.31%		1.31%	1.32%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.30%	0.07	%(pp)	0.04	%(mm)	(0.01	)%(gg)	(0.20)%	0.03	%(aa)
Before fees paid indirectly (a)(f)	0.30%	0.07	%(pp)	0.04	%(mm)	(0.01	)%(gg)	(0.20)%	0.02	%(aa)
Portfolio turnover rate (z)^	96%	138%		198%		199%		224%	272%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015		2014	2013
Net asset value, beginning of period	$12.93	$12.88		$12.59		$12.89		$13.19	$12.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01	####	0.01	###	—	#	(0.03)	0.01	##
Net realized and unrealized gain (loss)	(0.10)	0.77		0.95		0.30		0.27	1.34

Total from investment operations	(0.08)	0.78		0.96		0.30		0.24	1.35

Less distributions:
Dividends from net investment income	—	—	#	—	#	—		—	(0.01)
Distributions from net realized gains	—	(0.73)		(0.67)		(0.60)		(0.54)	(0.66)

Total dividends and distributions	—	(0.73)		(0.67)		(0.60)		(0.54)	(0.67)

Net asset value, end of period	$12.85	$12.93		$12.88		$12.59		$12.89	$13.19

Total return (b)	(0.62)%	6.17	%(tt)	7.65	%(kk)	2.43	%(ee)	1.88%	10.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$198,452	$205,054		$210,957		$223,093		$245,516	$261,266
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.31%	1.32%		1.33%		1.31%		1.31%	1.30%
Before fees paid indirectly (a)(f)	1.31%	1.32%		1.33%		1.31%		1.31%	1.32%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.31%	0.07	%(qq)	0.05	%(nn)	(0.02	)%(hh)	(0.22)%	0.06	%(bb)
Before fees paid indirectly (a)(f)	0.31%	0.07	%(qq)	0.05	%(nn)	(0.02	)%(hh)	(0.22)%	0.05	%(bb)
Portfolio turnover rate (z)^	96%	138%		198%		199%		224%	272%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015		2014	2013
Net asset value, beginning of period	$13.12	$13.06		$12.75		$13.02		$13.29	$12.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.04	####	0.04	###	0.03		0.01	0.04	##
Net realized and unrealized gain (loss)	(0.11)	0.79		0.97		0.30		0.26	1.37

Total from investment operations	(0.07)	0.83		1.01		0.33		0.27	1.41

Less distributions:
Dividends from net investment income	—	(0.04)		(0.03)		—		—	(0.05)
Distributions from net realized gains	—	(0.73)		(0.67)		(0.60)		(0.54)	(0.66)

Total dividends and distributions	—	(0.77)		(0.70)		(0.60)		(0.54)	(0.71)

Net asset value, end of period	$13.05	$13.12		$13.06		$12.75		$13.02	$13.29

Total return (b)	(0.53)%	6.42	%(uu)	7.98	%(ll)	2.64	%(ff)	2.09%	11.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,048	$20,653		$22,410		$21,227		$19,627	$17,365
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.06%	1.07%		1.08%		1.06%		1.06%	1.05%
Before fees paid indirectly (a)(f)	1.06%	1.07%		1.08%		1.06%		1.06%	1.07%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.56%	0.32	%(rr)	0.30	%(oo)	0.24	%(ii)	0.04%	0.27	%(cc)
Before fees paid indirectly (a)(f)	0.56%	0.32	%(rr)	0.30	%(oo)	0.24	%(ii)	0.04%	0.26	%(cc)
Portfolio turnover rate (z)^	96%	138%		198%		199%		224%	272%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.03) for Class IA, Class IB and K respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.02 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.03 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be (0.51)% for income after fees paid indirectly and (0.52)% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be (0.48)% for income after fees paid indirectly and (0.49)% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be (0.27)% for income after fees paid indirectly and (0.28)% before fees paid indirectly.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.01%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.02%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.23%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.22)% after fees paid indirectly and (0.22)% before fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.23)% after fees paid indirectly and (0.23)% before fees paid indirectly.
(ii)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.03% after fees paid indirectly and 0.03% before fees paid indirectly.
(jj)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.44%.
(kk)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.40%.
(ll)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.73%.
(mm)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.11)% for income after fees paid indirectly and (0.11)% before fees paid indirectly.
(nn)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.10)% for income after fees paid indirectly and (0.10)% before fees paid indirectly.
(oo)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.14% for income after fees paid indirectly and 0.14% before fees paid indirectly.
(pp)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.05)% for income after fees paid indirectly and (0.05)% before fees paid indirectly.
(qq)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.05)% for income after fees paid indirectly and (0.05)% before fees paid indirectly.
(rr)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.20% for income after fees paid indirectly and 0.20% before fees paid indirectly.
(ss)	Includes a litigation payment. Without this payment, the total return would have been 5.57%.
(tt)	Includes a litigation payment. Without this payment, the total return would have been 5.60%.
(uu)	Includes a litigation payment. Without this payment, the total return would have been 5.85%.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Industrials	33.5%
Consumer Discretionary	21.0
Materials	8.6
Utilities	6.7
Health Care	5.7
Information Technology	5.4
Consumer Staples	5.1
Financials	4.4
Repurchase Agreements	4.3
Real Estate	2.8
Telecommunication Services	1.6
Investment Company	1.3
Energy	1.0
Cash and Other	(1.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,013.53	$5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.49	5.36
Class IB
Actual	1,000.00	1,013.51	5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.49	5.36
Class K
Actual	1,000.00	1,014.80	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.73	4.11

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.0%)
Auto Components (3.5%)
BorgWarner, Inc.	256,000	$11,048,960
Brembo SpA (x)	1,000,000	13,534,802
Cooper Tire & Rubber Co. (x)	220,000	5,786,000
Dana, Inc.	1,000,000	20,190,000
Gentex Corp.	245,000	5,639,900
Modine Manufacturing Co.*	680,000	12,410,000
SORL Auto Parts, Inc. (x)*	95,000	443,650
Standard Motor Products, Inc.	145,000	7,009,300
Stoneridge, Inc.*	350,000	12,299,000
Strattec Security Corp. (x)	142,000	4,338,100
Superior Industries International, Inc.	670,000	11,993,000
Tenneco, Inc.	404,000	17,759,840

		122,452,552

Automobiles (0.1%)
Thor Industries, Inc.	4,000	389,560
Winnebago Industries, Inc.	100,000	4,060,000

		4,449,560

Distributors (0.1%)
Uni-Select, Inc.	285,000	4,533,032

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	120,000	337,200
Cambium Learning Group, Inc.*	175,000	1,951,250
Universal Technical Institute, Inc.*	225,000	708,750

		2,997,200

Hotels, Restaurants & Leisure (4.2%)
Belmond Ltd., Class A*	425,000	4,738,750
Biglari Holdings, Inc., Class A*	3,954	3,756,300
Boyd Gaming Corp.	1,220,000	42,285,200
Canterbury Park Holding Corp.‡	323,000	4,990,350
Cheesecake Factory, Inc. (The) (x)	431,000	23,730,860
Churchill Downs, Inc.	39,200	11,622,800
Cracker Barrel Old Country Store, Inc. (x)	6,000	937,260
Denny’s Corp.*	160,000	2,548,800
Dover Downs Gaming & Entertainment, Inc.*	125,150	222,767
Dover Motorsports, Inc.	662,812	1,491,327
Full House Resorts, Inc.*	433,000	1,441,890
Golden Entertainment, Inc. (x)*	142,000	3,832,580
International Speedway Corp., Class A	120,000	5,364,000
Las Vegas Sands Corp.	180,000	13,744,800
Nathan’s Famous, Inc.	166,000	15,620,600
OBH, Inc.*	32,000	5,871,680
Penn National Gaming, Inc.*	14,000	470,260
Speedway Motorsports, Inc.	54,000	937,440

		143,607,664

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	315,061	8,679,931
Cavco Industries, Inc.*	160,000	33,224,000
Ethan Allen Interiors, Inc.	20,000	490,000
Hunter Douglas NV	16,000	1,177,142
La-Z-Boy, Inc.	350,000	10,710,000
Lennar Corp., Class B	100,000	4,269,000
Nobility Homes, Inc.	126,000	2,657,340
Skyline Champion Corp. (x)	170,000	5,956,800

		67,164,213

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	635,000	7,969,250
Lands’ End, Inc.*	84,000	2,343,600
Liberty Expedia Holdings, Inc., Class A*	9,600	421,824
Liberty TripAdvisor Holdings, Inc., Class A*	20,000	322,000

		11,056,674

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,868,800
Marine Products Corp.	261,000	4,640,580
Universal Entertainment Corp.*	67,000	3,013,684

		11,523,064

Media (7.5%)
AMC Entertainment Holdings, Inc., Class A (x)	50,000	795,000
AMC Networks, Inc., Class A*	64,000	3,980,800
Beasley Broadcast Group, Inc., Class A‡	578,502	6,479,222
Clear Channel Outdoor Holdings, Inc., Class A	800,000	3,440,000
Corus Entertainment, Inc., Class B	200,000	754,573
Discovery, Inc., Class A (x)*	12,000	330,000
Discovery, Inc., Class C*	35,000	892,500
DISH Network Corp., Class A*	15,000	504,150
Entertainment One Ltd.	30,000	145,621
EW Scripps Co. (The), Class A	2,330,000	31,198,700
GCI Liberty, Inc., Class A*	14,400	649,152
Gray Television, Inc.*	319,300	5,044,940
Gray Television, Inc., Class A*	22,200	324,120
Grupo Televisa SAB (ADR)	125,000	2,368,750
IMAX Corp.*	57,500	1,273,625
Interpublic Group of Cos., Inc. (The)	880,000	20,627,200
Liberty Global plc, Class A*	97,471	2,684,351
Liberty Global plc, Class C*	238,627	6,349,865
Liberty Latin America Ltd., Class A*	39,149	748,529
Liberty Latin America Ltd., Class C*	95,897	1,858,484
Liberty Media Corp.-Liberty Braves, Class A*	127,321	3,273,423
Liberty Media Corp.-Liberty Braves, Class C*	165,000	4,266,900
Live Nation Entertainment, Inc.*	800,000	38,856,000
Loral Space & Communications, Inc.*	75,000	2,820,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Madison Square Garden Co. (The), Class A*	188,000	$58,315,720
Marcus Corp. (The)	635,000	20,637,500
Meredith Corp. (x)	70,000	3,570,000
MSG Networks, Inc., Class A*	655,615	15,701,979
Nexstar Media Group, Inc., Class A	43,000	3,156,200
Reading International, Inc., Class A*	140,273	2,237,354
Reading International, Inc., Class B*	1,000	24,000
RLJ Entertainment, Inc.*	173,028	801,120
Salem Media Group, Inc.	630,000	3,244,500
Sinclair Broadcast Group, Inc., Class A (x)	180,000	5,787,000
Townsquare Media, Inc., Class A	100,000	647,000
WideOpenWest, Inc. (x)*	160,000	1,545,600
World Wrestling Entertainment, Inc., Class A (x)	29,000	2,111,780

		257,445,658

Multiline Retail (0.1%)
JC Penney Co., Inc. (x)*	890,000	2,082,600

Specialty Retail (2.6%)
Aaron’s, Inc.	305,000	13,252,250
AutoNation, Inc.*	423,000	20,549,340
Barnes & Noble Education, Inc.*	22,752	128,321
Barnes & Noble, Inc.	36,000	228,600
Bed Bath & Beyond, Inc. (x)	36,000	717,300
Big 5 Sporting Goods Corp. (x)	140,000	1,064,000
Bowlin Travel Centers, Inc.*	77,200	173,700
GNC Holdings, Inc., Class A (x)*	165,000	580,800
Monro, Inc. (x)	60,000	3,486,000
O’Reilly Automotive, Inc.*	34,000	9,301,380
Penske Automotive Group, Inc.	468,000	21,925,801
Pets at Home Group plc	70,000	119,635
Sally Beauty Holdings, Inc. (x)*	510,000	8,175,300
Tractor Supply Co.	100,000	7,649,000
Vitamin Shoppe, Inc. (x)*	275,000	1,911,250

		89,262,677

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc. (x)	185,000	4,073,700
Movado Group, Inc.	63,000	3,042,900
Wolverine World Wide, Inc.	50,000	1,738,500

		8,855,100

Total Consumer Discretionary		725,429,994

Consumer Staples (5.1%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	12,000	3,596,400
Brown-Forman Corp., Class A	88,000	4,299,680
Brown-Forman Corp., Class B	21,000	1,029,210
Cott Corp.	799,000	13,223,450
Crimson Wine Group Ltd.*	345,000	3,191,250
Davide Campari-Milano SpA	700,000	5,759,006
National Beverage Corp. (x)*	34,500	3,688,050

		34,787,046

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	36,000	3,782,880
Ingles Markets, Inc., Class A‡	790,000	25,122,000
Rite Aid Corp. (x)*	600,000	1,038,000
United Natural Foods, Inc.*	90,000	3,839,400
Village Super Market, Inc., Class A	109,988	3,240,246
Weis Markets, Inc.	76,500	4,080,510

		41,103,036

Food Products (1.8%)
Calavo Growers, Inc. (x)	2,500	240,375
Farmer Brothers Co.*	85,000	2,596,750
Flowers Foods, Inc.	60,000	1,249,800
Hain Celestial Group, Inc. (The)*	360,000	10,728,000
Ingredion, Inc.	32,000	3,542,400
J&J Snack Foods Corp.	45,000	6,861,150
John B Sanfilippo & Son, Inc.	17,000	1,265,650
Lifeway Foods, Inc.*	200,000	1,006,000
Maple Leaf Foods, Inc.	100,000	2,528,430
Post Holdings, Inc.*	148,000	12,730,960
Rock Field Co. Ltd.	400,000	6,893,375
Tootsie Roll Industries, Inc. (x)	458,350	14,140,097

		63,782,987

Household Products (0.9%)
Church & Dwight Co., Inc.	100,000	5,316,000
Energizer Holdings, Inc.	43,000	2,707,280
Katy Industries, Inc.*	300,000	390
Oil-Dri Corp. of America‡	438,000	18,457,320
WD-40 Co.	42,000	6,142,500

		32,623,490

Personal Products (0.2%)
Avon Products, Inc.*	600,000	972,000
Edgewell Personal Care Co.*	30,000	1,513,800
Revlon, Inc., Class A (x)*	22,000	386,100
United-Guardian, Inc.	142,000	2,719,300

		5,591,200

Total Consumer Staples		177,887,759

Energy (1.0%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc.*	119,000	6,116,600
Oceaneering International, Inc.	120,000	3,055,200
Rowan Cos. plc, Class A*	140,000	2,270,800
RPC, Inc. (x)	475,000	6,920,750

		18,363,350

Oil, Gas & Consumable Fuels (0.5%)
Black Ridge Oil and Gas, Inc.*	455,030	10,921
CNX Resources Corp.*	224,000	3,982,720
CONSOL Energy, Inc.*	28,000	1,073,800
Navigator Holdings Ltd.*	174,083	2,202,150
ONEOK, Inc.	138,000	9,636,540

		16,906,131

Total Energy		35,269,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (4.3%)
Banks (2.2%)
Ameris Bancorp	9,000	$480,150
Atlantic Capital Bancshares, Inc.*	36,000	707,400
Boston Private Financial Holdings, Inc.	445,000	7,075,500
FCB Financial Holdings, Inc., Class A*	67,019	3,940,717
Fidelity Southern Corp.	37,014	940,526
First Bancorp/PR*	83,150	636,098
First Busey Corp.	22,000	697,840
First Horizon National Corp.	23,417	417,759
Flushing Financial Corp.	630,000	16,443,000
FNB Corp.	46,000	617,320
Hilltop Holdings, Inc.	110,000	2,427,700
Hope Bancorp, Inc.	575,000	10,252,250
Huntington Bancshares, Inc.	250,000	3,690,000
KeyCorp	110,000	2,149,400
Pinnacle Financial Partners, Inc.	7,000	429,450
Renasant Corp.	4,500	204,840
Seacoast Banking Corp. of Florida*	35,000	1,105,300
ServisFirst Bancshares, Inc.	26,000	1,084,980
South State Corp.	4,000	345,000
State Bank Financial Corp.	41,000	1,369,400
Sterling Bancorp	746,000	17,531,000
Thomasville Bancshares, Inc.	12,000	498,000
Towne Bank	11,000	353,100
Trustmark Corp.	24,000	783,120
United Community Banks, Inc.	23,000	705,410

		74,885,260

Capital Markets (1.9%)
BKF Capital Group, Inc.*	6,600	69,300
Charles Schwab Corp. (The)	98,000	5,007,800
Cohen & Steers, Inc.	441,000	18,394,110
GAM Holding AG*	260,000	3,596,890
Janus Henderson Group plc	490,000	15,057,700
KKR & Co. LP	150,000	3,727,500
Legg Mason, Inc.	50,000	1,736,500
PJT Partners, Inc., Class A	155,000	8,275,450
Pzena Investment Management, Inc., Class A	72,154	664,538
Waddell & Reed Financial, Inc., Class A (x)	480,000	8,625,600
Wright Investors’ Service Holdings, Inc.*	255,000	102,000

		65,257,388

Consumer Finance (0.0%)
Medallion Financial Corp. (x)*	180,000	986,400

Insurance (0.2%)
Alleghany Corp.	3,295	1,894,526
Argo Group International Holdings Ltd.	71,300	4,146,095

		6,040,621

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	30,000	394,800
Crazy Woman Creek Bancorp, Inc.	14,000	243,460
OceanFirst Financial Corp.	4,500	134,820

		773,080

Total Financials		147,942,749

Health Care (5.7%)
Biotechnology (0.1%)
Achaogen, Inc. (x)*	65,000	562,900
Invitae Corp. (x)*	160,000	1,176,000
Lexicon Pharmaceuticals, Inc. (x)*	16,000	192,000
OPKO Health, Inc. (x)*	69,000	324,300

		2,255,200

Health Care Equipment & Supplies (3.8%)
Align Technology, Inc.*	600	205,284
AngioDynamics, Inc.*	46,000	1,023,040
Biolase, Inc. (x)*	20,001	24,201
Cantel Medical Corp.	34,000	3,344,240
Cardiovascular Systems, Inc.*	52,000	1,681,680
CONMED Corp.	70,000	5,124,000
Cooper Cos., Inc. (The)	20,000	4,709,000
Cutera, Inc.*	550,000	22,165,000
DexCom, Inc.*	25,000	2,374,500
Heska Corp.*	35,000	3,632,650
ICU Medical, Inc.*	29,000	8,515,850
Integer Holdings Corp.*	20,000	1,293,000
K2M Group Holdings, Inc.*	60,000	1,350,000
Masimo Corp.*	118,000	11,522,700
Meridian Bioscience, Inc.	172,000	2,734,800
Neogen Corp.*	21,000	1,683,990
NuVasive, Inc.*	154,000	8,026,480
Nuvectra Corp.*	35,033	719,227
Orthofix International NV*	60,000	3,409,200
Quidel Corp.*	485,000	32,252,501
STERIS plc	102,000	10,711,020
Surmodics, Inc.*	50,000	2,760,000
Wright Medical Group NV*	216,489	5,620,054

		134,882,417

Health Care Providers & Services (1.5%)
Chemed Corp.	110,000	35,399,100
Henry Schein, Inc.*	20,000	1,452,800
Kindred Healthcare, Inc.*	600,000	5,400,000
Owens & Minor, Inc.	200,000	3,342,000
Patterson Cos., Inc. (x)	280,000	6,347,600

		51,941,500

Health Care Technology (0.1%)
Evolent Health, Inc., Class A (x)*	64,000	1,347,200
Teladoc, Inc. (x)*	10,000	580,500

		1,927,700

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	22,500	6,492,150

Pharmaceuticals (0.0%)
Melinta Therapeutics, Inc.*	15,000	95,250
Pain Therapeutics, Inc.*	1	2

		95,252

Total Health Care		197,594,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (33.4%)
Aerospace & Defense (4.2%)
AAR Corp.	70,000	$3,254,300
Aerojet Rocketdyne Holdings, Inc.*	1,658,000	48,894,420
Astronics Corp.*	9,000	323,730
Astronics Corp., Class B*	18,772	671,280
Curtiss-Wright Corp.	420,000	49,988,400
Ducommun, Inc.*	75,020	2,482,412
HEICO Corp.	121,094	8,831,367
Innovative Solutions & Support, Inc.*	95,000	276,450
KLX, Inc.*	54,000	3,882,600
Moog, Inc., Class A	59,500	4,638,620
Moog, Inc., Class B	29,500	2,257,635
Sparton Corp.*	55,000	1,044,450
Textron, Inc.	287,000	18,916,170

		145,461,834

Air Freight & Logistics (0.5%)
Park-Ohio Holdings Corp.	496,000	18,500,800

Building Products (1.4%)
AO Smith Corp.	80,000	4,732,000
Armstrong Flooring, Inc.*	325,000	4,563,000
Fortune Brands Home & Security, Inc.	20,000	1,073,800
Griffon Corp.	2,000,000	35,600,000
Johnson Controls International plc	120,000	4,014,000

		49,982,800

Commercial Services & Supplies (4.3%)
ACCO Brands Corp.	160,000	2,216,000
Casella Waste Systems, Inc., Class A*	174,000	4,456,140
Covanta Holding Corp.	210,000	3,465,000
KAR Auction Services, Inc.	440,000	24,112,000
Kimball International, Inc., Class B	180,000	2,908,800
Loomis AB, Class B	225,000	7,822,592
Matthews International Corp., Class A	65,500	3,851,400
McGrath RentCorp	24,000	1,518,480
Republic Services, Inc.	390,000	26,660,400
Rollins, Inc.	880,000	46,270,400
Team, Inc. (x)*	1,145,000	26,449,500

		149,730,712

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,802,500
Granite Construction, Inc.	89,000	4,953,740
Valmont Industries, Inc.	10,000	1,507,500

		8,263,740

Electrical Equipment (1.3%)
AMETEK, Inc.	344,000	24,823,040
AZZ, Inc.	41,000	1,781,450
Rockwell Automation, Inc.	94,000	15,625,620
SGL Carbon SE*	15,000	161,332
Vicor Corp.*	40,000	1,742,000

		44,133,442

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	54,000	2,076,300
Roper Technologies, Inc.	40,000	11,036,400

		13,112,700

Machinery (13.5%)
Actuant Corp., Class A	10,000	293,500
Albany International Corp., Class A	43,636	2,624,705
Altra Industrial Motion Corp.	35,000	1,508,500
American Railcar Industries, Inc. (x)	5,000	197,400
Astec Industries, Inc.	405,000	24,219,000
Chart Industries, Inc.*	160,000	9,868,800
CIRCOR International, Inc.	610,000	22,545,600
CNH Industrial NV	2,690,000	28,325,700
Crane Co.	555,000	44,472,149
Donaldson Co., Inc.	220,000	9,926,400
Eastern Co. (The)	197,993	5,553,704
EnPro Industries, Inc.	190,000	13,290,500
Federal Signal Corp.	650,000	15,138,500
Flowserve Corp.	104,000	4,201,600
Franklin Electric Co., Inc.	260,000	11,726,000
Gorman-Rupp Co. (The)	376,600	13,181,000
Graco, Inc.	450,000	20,349,000
Greenbrier Cos., Inc. (The)	100,000	5,275,000
IDEX Corp.	105,000	14,330,400
Interpump Group SpA	220,000	6,844,242
Kennametal, Inc.	256,000	9,190,400
LB Foster Co., Class A*	60,000	1,377,000
Lincoln Electric Holdings, Inc.	105,000	9,214,800
Lindsay Corp.	66,000	6,401,340
LS Starrett Co. (The), Class A	270,000	1,728,000
Lydall, Inc.*	33,000	1,440,450
Manitowoc Co., Inc. (The)*	4,000	103,440
Middleby Corp. (The)*	4,800	501,216
Mueller Industries, Inc.	1,360,000	40,133,600
Mueller Water Products, Inc., Class A	1,412,000	16,548,640
Navistar International Corp.*	895,000	36,444,400
Nordson Corp.	40,000	5,136,400
Spartan Motors, Inc.	290,000	4,379,000
Standex International Corp.	61,000	6,234,200
Tennant Co.	303,000	23,937,000
Toro Co. (The)	48,000	2,892,000
Trinity Industries, Inc.	108,000	3,700,080
Twin Disc, Inc.*	295,023	7,322,471
Watts Water Technologies, Inc., Class A	342,000	26,812,800
Woodward, Inc.	100,000	7,686,000

		465,054,937

Road & Rail (1.0%)
Hertz Global Holdings, Inc. (x)*	2,150,000	32,981,000

Trading Companies & Distributors (6.2%)
GATX Corp. (x)	840,000	62,353,200
Herc Holdings, Inc.*	968,000	54,537,120
Kaman Corp.	978,000	68,156,820
Lawson Products, Inc.*	80,000	1,948,000
Rush Enterprises, Inc., Class B*‡	516,900	22,691,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Titan Machinery, Inc.*	20,000	$311,000
United Rentals, Inc.*	27,000	3,985,740

		213,983,790

Transportation Infrastructure (0.4%)
BBA Aviation plc	2,150,000	9,687,097
Macquarie Infrastructure Corp.	80,000	3,376,000

		13,063,097

Total Industrials		1,154,268,852

Information Technology (5.4%)
Communications Equipment (0.2%)
Communications Systems, Inc.	361,795	1,378,439
EchoStar Corp., Class A*	30,000	1,332,000
Plantronics, Inc.	40,000	3,050,000

		5,760,439

Electronic Equipment, Instruments & Components (2.3%)
Badger Meter, Inc.	110,500	4,939,350
Bel Fuse, Inc., Class A‡	156,300	3,344,820
Belden, Inc.	6,000	366,720
CTS Corp.	970,000	34,920,000
Daktronics, Inc.	130,000	1,106,300
Itron, Inc.*	83,500	5,014,175
Littelfuse, Inc.	66,000	15,059,880
Park Electrochemical Corp.	750,000	17,392,500
Trans-Lux Corp.*	27,555	20,666

		82,164,411

Internet Software & Services (0.8%)
Cars.com, Inc.*	10,000	283,900
comScore, Inc.*	582,000	12,687,600
Gogo, Inc. (x)*	460,000	2,235,600
Internap Corp.*	254,993	2,657,027
Pandora Media, Inc. (x)*	700,000	5,516,000
Stamps.com, Inc.*	14,000	3,542,700

		26,922,827

IT Services (0.1%)
Edgewater Technology, Inc.*	600,000	3,252,000
Steel Connect, Inc.*	575,000	1,242,000

		4,494,000

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.	810,000	12,619,800

Software (0.6%)
FalconStor Software, Inc. (x)*	100,000	10,000
Fortinet, Inc.*	26,000	1,623,180
Take-Two Interactive Software, Inc.*	72,000	8,521,920
Tyler Technologies, Inc.*	50,000	11,105,000

		21,260,100

Technology Hardware, Storage & Peripherals (1.0%)
3D Systems Corp. (x)*	135,000	1,864,350
Diebold Nixdorf, Inc. (x)	1,735,000	20,733,250
NCR Corp.*	60,000	1,798,800
Stratasys Ltd. (x)*	400,000	7,656,000
TransAct Technologies, Inc.	80,000	1,000,000

		33,052,400

Total Information Technology		186,273,977

Materials (8.6%)
Chemicals (5.0%)
A Schulman, Inc.	115,000	5,117,500
Albemarle Corp.	28,000	2,641,240
Ashland Global Holdings, Inc.	58,000	4,534,440
Core Molding Technologies, Inc.	235,000	3,355,800
Ferro Corp.*	1,930,000	40,240,500
FMC Corp.	30,000	2,676,300
GCP Applied Technologies, Inc.*	135,025	3,908,974
HB Fuller Co.	270,000	14,493,600
Huntsman Corp.	138,000	4,029,600
Minerals Technologies, Inc.	177,000	13,336,950
NewMarket Corp.	15,500	6,269,750
Olin Corp.	120,000	3,446,400
OMNOVA Solutions, Inc.*	600,000	6,240,000
Platform Specialty Products Corp.*	65,000	754,000
Quaker Chemical Corp.	5,000	774,350
Scotts Miracle-Gro Co. (The)	83,000	6,902,280
Sensient Technologies Corp.	240,000	17,172,000
Takasago International Corp.	40,000	1,280,766
Tredegar Corp.	1,270,000	29,845,000
Valvoline, Inc.	164,720	3,553,010

		170,572,460

Containers & Packaging (1.4%)
Greif, Inc., Class A	212,030	11,214,267
Myers Industries, Inc.‡	1,600,000	30,720,000
Sonoco Products Co.	155,000	8,137,500

		50,071,767

Metals & Mining (1.8%)
Allegheny Technologies, Inc.*	660,000	16,579,200
Ampco-Pittsburgh Corp.*	410,879	4,211,510
Barrick Gold Corp.	24,000	315,120
Century Aluminum Co.*	52,000	819,000
Haynes International, Inc.	53,000	1,947,220
Kinross Gold Corp.*	45,000	169,200
Materion Corp.	453,000	24,529,950
TimkenSteel Corp.*	841,541	13,759,195

		62,330,395

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.	540,000	14,698,800

Total Materials		297,673,422

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Ryman Hospitality Properties, Inc. (REIT)	687,000	57,124,050
Seritage Growth Properties (REIT), Class A (x)	50,000	2,121,500

		59,245,550

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	65,070	1,028,106
Griffin Industrial Realty, Inc. (x)‡	320,122	14,082,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gyrodyne LLC*	2,078	$42,329
St Joe Co. (The)*	830,000	14,898,499
Tejon Ranch Co.*	352,059	8,555,034

		38,606,135

Total Real Estate		97,851,685

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
Cincinnati Bell, Inc.*	1,322,997	20,771,053
Consolidated Communications Holdings, Inc. (x)	25,000	309,000
Iridium Communications, Inc.*	602,151	9,694,631
Nuvera Communications, Inc. (x)	600	10,830
Verizon Communications, Inc.	102,781	5,170,912
Windstream Holdings, Inc. (x)*	99,999	526,995

		36,483,421

Wireless Telecommunication Services (0.6%)
Rogers Communications, Inc., Class B	200,000	9,492,000
Shenandoah Telecommunications Co.	140,000	4,578,000
United States Cellular Corp.*	100,000	3,704,000
VEON Ltd. (ADR) (x)	550,000	1,309,000

		19,083,000

Total Telecommunication Services		55,566,421

Utilities (6.7%)
Electric Utilities (3.8%)
El Paso Electric Co.	716,000	42,315,600
Evergy, Inc.	350,000	19,652,500
Otter Tail Corp.	390,000	18,564,000
PNM Resources, Inc.	1,272,000	49,480,800

		130,012,900

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	6,000	479,700
National Fuel Gas Co.	182,000	9,638,720
Northwest Natural Gas Co.	32,000	2,041,600
ONE Gas, Inc.	40,000	2,989,600
Southwest Gas Holdings, Inc.	472,000	35,999,440

		51,149,060

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,218,400
Ormat Technologies, Inc.	80,000	4,255,200

		7,473,600

Multi-Utilities (1.0%)
Black Hills Corp.	305,000	18,669,050
NorthWestern Corp.	280,000	16,030,000

		34,699,050

Water Utilities (0.2%)
Cadiz, Inc. (x)*	10,000	131,000
SJW Group	104,000	6,886,880
York Water Co. (The)	43,500	$1,383,300

		8,401,180

Total Utilities		231,735,790

Total Common Stocks (95.6%) (Cost $1,589,595,048)		3,307,494,349

PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
Steel Partners Holdings LP 6.000%	165,000	3,364,350

Total Preferred Stock (0.1%) (Cost $3,960,000)		3,364,350

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc. 6.000%, 3/1/27	$2,000,000	1,985,000

Total Industrials		1,985,000

Total Long-Term Debt Securities (0.1%) (Cost $2,000,000)		1,985,000

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	877,500	—

Total Consumer Discretionary		—

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	25,000

Total Health Care		25,000

Total Rights (0.0%) (Cost $335,269)		25,000

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	44,694,571	44,703,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.3%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $10,001,658, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $10,200,003. (xx)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $12,505,299, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $13,178,595. (xx)	12,500,000	12,500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $612,004. (xx)	600,000	600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,100,183, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,122,001. (xx)	1,100,000	1,100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,100,183, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,122,003. (xx)	1,100,000	1,100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $5,000,913, collateralized by various Common Stocks; total market value $5,560,975. (xx)	5,000,000	5,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,020,465. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $509,541, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $519,882. (xx)	509,456	509,456
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $4,900,849, collateralized by various Common Stocks; total market value $5,453,167. (xx)	4,900,000	4,900,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $4,700,815, collateralized by various Common Stocks; total market value $5,230,589. (xx)	4,700,000	4,700,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $12,004,923, collateralized by various Common Stocks; total market value $13,354,695. (xx)	12,000,000	12,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $15,006,067, collateralized by various Common Stocks; total market value $16,692,778. (xx)	15,000,000	15,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $25,009,382, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $25,500,000. (xx)	$25,000,000	$25,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $15,006,067, collateralized by various Common Stocks; total market value $16,692,778. (xx)	15,000,000	15,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $18,006,755, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $18,360,013. (xx)	18,000,000	18,000,000
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $20,003,417, collateralized by various Common Stocks; total market value $22,257,038. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		147,409,456

Total Short-Term Investments (5.6%) (Cost $192,102,972)		192,112,966

Total Investments in Securities (101.4%) (Cost $1,787,993,289)		3,504,981,665
Other Assets Less Liabilities (-1.4%)		(49,277,902)

Net Assets (100%)		$3,455,703,763

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)At

June 30, 2018, the Portfolio had loaned securities with a total value of $144,226,171. This was secured by cash collateral of $147,409,456 which was subsequently invested in joint repurchase agreements with a total value of $147,409,456, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $904,858 collateralized by various U.S. Government Treasury Securities, ranging from 0.375% - 3.625%, maturing 7/15/23 - 8/15/43.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

Investment in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Beasley Broadcast Group, Inc., Class A**	578,502	7,786,566	—	(32,138)	(1,056)	(1,274,150)	6,479,222	57,925	—
Bel Fuse, Inc., Class A	156,300	3,366,186	35,637	—	—	(57,003)	3,344,820	18,612	—
Canterbury Park Holding Corp.	323,000	5,313,350	—	—	—	(323,000)	4,990,350	45,220	—
Griffin Industrial Realty, Inc.	320,122	11,748,477	—	—	—	2,333,690	14,082,167	—	—
Ingles Markets, Inc., Class A	790,000	27,134,012	190,837	(7,556)	228	(2,195,521)	25,122,000	259,581	—
Myers Industries, Inc.***	1,600,000	30,030,000	1,110,000	—	—	(420,000)	30,720,000	423,900	—
Oil-Dri Corp. of America	438,000	18,177,000	—	—	—	280,320	18,457,320	201,480	—
Rush Enterprises, Inc., Class B*	516,900	24,105,000	678,653	—	—	(2,091,743)	22,691,910	—	—

Total		127,660,591	2,015,127	(39,694)	(828)	(3,747,407)	125,887,789	1,006,718	—

**	Not affiliated at December 31, 2017.
***	Not affiliated at June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$697,778,273	$27,651,721	$—		$725,429,994
Consumer Staples	162,515,688	15,372,071	—		177,887,759
Energy	35,258,560	10,921	—		35,269,481
Financials	143,433,099	4,509,650	—		147,942,749
Health Care	197,594,219	—	—		197,594,219
Industrials	1,119,266,520	35,002,332	—		1,154,268,852
Information Technology	177,278,052	8,995,925	—		186,273,977
Materials	296,392,656	1,280,766	—		297,673,422
Real Estate	82,699,083	15,152,602	—		97,851,685
Telecommunication Services	55,555,591	10,830	—		55,566,421
Utilities	231,735,790	—	—		231,735,790
Corporate Bonds
Industrials	—	1,985,000	—		1,985,000
Preferred Stocks
Financials	—	3,364,350	—		3,364,350
Rights
Consumer Discretionary	—	—	—	(c)	—	(c)
Health Care	—	25,000	—		25,000
Short-Term Investments
Investment Company	44,703,510	—	—		44,703,510
Repurchase Agreements	—	147,409,456	—		147,409,456

Total Assets	$3,244,211,041	$260,770,624	$—		$3,504,981,665

Total Liabilities	$—	$—	$—		$—

Total	$3,244,211,041	$260,770,624	$—		$3,504,981,665

(a)	Securities with a market value of $19,481,207 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $9,124,021 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$126,025,102
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$188,941,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,817,077,488
Aggregate gross unrealized depreciation	(105,128,298)

Net unrealized appreciation	$1,711,949,190

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,793,032,475

For the six months ended June 30, 2018, the Portfolio incurred approximately $111,936 as brokerage commissions with G. Research an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $45,394,040)	$95,167,789
Unaffiliated Issuers (Cost $1,595,189,793)	3,262,404,420
Repurchase Agreements (Cost $147,409,456)	147,409,456
Cash	95,300,130
Foreign cash (Cost $702,396)	685,019
Receivable for securities sold	5,681,492
Dividends, interest and other receivables	2,728,538
Receivable from Separate Accounts for Portfolio shares sold	465,963
Securities lending income receivable	173,164
Due from Custodian	26,020
Other assets	36,394

Total assets	3,610,078,385

LIABILITIES
Payable for return of collateral on securities loaned	147,409,456
Payable for securities purchased	2,673,608
Investment management fees payable	2,019,802
Payable to Separate Accounts for Portfolio shares redeemed	1,270,476
Distribution fees payable – Class IB	531,929
Administrative fees payable	280,492
Distribution fees payable – Class IA	53,788
Accrued expenses	135,071

Total liabilities	154,374,622

NET ASSETS	$3,455,703,763

Net assets were comprised of:
Paid in capital	$1,616,167,580
Accumulated undistributed net investment income (loss)	13,781,913
Accumulated undistributed net realized gain (loss)	108,784,144
Net unrealized appreciation (depreciation)	1,716,970,126

Net assets	$3,455,703,763

Class IA
Net asset value, offering and redemption price per share, $258,701,395 / 4,062,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$63.67

Class IB
Net asset value, offering and redemption price per share, $2,561,158,522 / 40,147,859 shares outstanding (unlimited amount authorized: $0.01 par value)	$63.79

Class K
Net asset value, offering and redemption price per share, $635,843,846 / 9,972,719 shares outstanding (unlimited amount authorized: $0.01 par value)	$63.76

(x)	Includes value of securities on loan of $144,226,171.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($1,006,718 of dividend income received from affiliates) (net of $143,568 foreign withholding tax)	$26,721,925
Interest	554,720
Securities lending (net)	1,139,077

Total income	28,415,722

EXPENSES
Investment management fees	12,000,387
Distribution fees – Class IB	3,163,438
Administrative fees	1,663,741
Distribution fees – Class IA	319,819
Printing and mailing expenses	126,398
Professional fees	63,240
Custodian fees	52,266
Trustees’ fees	37,520
Miscellaneous	37,101

Total expenses	17,463,910

NET INVESTMENT INCOME (LOSS)	10,951,812

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(828) of realized gain (loss) from affiliates)	109,619,679
Foreign currency transactions	(60,375)

Net realized gain (loss)	109,559,304

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,747,407) of change in unrealized appreciation (depreciation) from affiliates)	(72,639,037)
Foreign currency translations	(8,010)

Net change in unrealized appreciation (depreciation)	(72,647,047)

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,912,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,864,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,951,812	$21,245,883
Net realized gain (loss)	109,559,304	184,649,454
Net change in unrealized appreciation (depreciation)	(72,647,047)	285,653,308

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,864,069	491,548,645

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,521,316)
Class IB	—	(14,666,502)
Class K	—	(5,054,460)

	—	(21,242,278)

Distributions from net realized capital gains
Class IA	—	(18,150,803)
Class IB	—	(175,582,784)
Class K	—	(43,221,857)

	—	(236,955,444)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(258,197,722)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 140,670 and 417,191 shares, respectively ]	8,831,670	25,479,686
Capital shares issued in reinvestment of dividends and distributions [ 0 and 321,199 shares, respectively ]	—	19,672,119
Capital shares repurchased [ (204,350) and (531,595) shares, respectively ]	(12,835,025)	(32,873,887)

Total Class IA transactions	(4,003,355)	12,277,918

Class IB
Capital shares sold [ 1,022,638 and 2,121,237 shares, respectively ]	64,160,281	130,295,437
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,100,733 shares, respectively ]	—	190,249,286
Capital shares repurchased [ (1,838,595) and (3,947,254) shares, respectively ]	(115,572,266)	(242,345,181)

Total Class IB transactions	(51,411,985)	78,199,542

Class K
Capital shares sold [ 536,113 and 730,300 shares, respectively ]	32,906,578	44,440,239
Capital shares issued in reinvestment of dividends and distributions [ 0 and 787,894 shares, respectively ]	—	48,276,317
Capital shares repurchased [ (621,580) and (1,165,437) shares, respectively ]	(39,086,107)	(71,843,100)

Total Class K transactions	(6,179,529)	20,873,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(61,594,869)	111,350,916

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,730,800)	344,701,839
NET ASSETS:
Beginning of period	3,469,434,563	3,124,732,724

End of period (a)	$3,455,703,763	$3,469,434,563

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,781,913	$2,830,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$62.82		$58.54		$49.26	$55.58		$55.93		$42.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	######	0.37	#####	0.23	0.21	####	0.10	###	0.07	##
Net realized and unrealized gain (loss)	0.66		8.84		11.23	(3.43)		1.58		16.24

Total from investment operations	0.85		9.21		11.46	(3.22)		1.68		16.31

Less distributions:
Dividends from net investment income	—		(0.38)		(0.27)	(0.23)		(0.11)		(0.08)
Distributions from net realized gains	—		(4.55)		(1.91)	(2.87)		(1.92)		(2.51)

Total dividends and distributions	—		(4.93)		(2.18)	(3.10)		(2.03)		(2.59)

Net asset value, end of period	$63.67		$62.82		$58.54	$49.26		$55.58		$55.93

Total return (b)	1.35%		16.08%		23.27%	(5.69	)%(dd)	3.06%		39.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$258,701		$259,242		$229,444	$182,257		$176,538		$137,943
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.07%		1.07%		1.08%	1.08%		1.08%		1.08%
Before fees paid indirectly (a)(f)	1.07%		1.07%		1.08%	1.08%		1.08%		1.08%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.60	%(gg)	0.61	%(aaaaa)	0.45%	0.39	%(aaaa)	0.18	%(aaa)	0.13	%(aa)
Before fees paid indirectly (a)(f)	0.60	%(gg)	0.61	%(aaaaa)	0.45%	0.39	%(aaaa)	0.18	%(aaa)	0.13	%(aa)
Portfolio turnover rate (z)^	4%		10%		5%	3%		4%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$62.94		$58.64		$49.34	$55.67		$56.02		$42.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	######	0.37	#####	0.23	0.21	####	0.10	###	0.07	##
Net realized and unrealized gain (loss)	0.66		8.86		11.25	(3.44)		1.58		16.26

Total from investment operations	0.85		9.23		11.48	(3.23)		1.68		16.33

Less distributions:
Dividends from net investment income	—		(0.38)		(0.27)	(0.23)		(0.11)		(0.08)
Distributions from net realized gains	—		(4.55)		(1.91)	(2.87)		(1.92)		(2.51)

Total dividends and distributions	—		(4.93)		(2.18)	(3.10)		(2.03)		(2.59)

Net asset value, end of period	$63.79		$62.94		$58.64	$49.34		$55.67		$56.02

Total return (b)	1.35%		16.09%		23.28%	(5.70	)%(ee)	3.06%		39.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,561,159		$2,578,261		$2,327,234	$1,979,091		$2,224,375		$2,324,533
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.07%		1.07%		1.08%	1.08%		1.08%		1.08%
Before fees paid indirectly (a)(f)	1.07%		1.07%		1.08%	1.08%		1.08%		1.08%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.60	%(gg)	0.61	%(bbbbb)	0.44%	0.39	%(bbbb)	0.17	%(bbb)	0.14	%(bb)
Before fees paid indirectly (a)(f)	0.60	%(gg)	0.61	%(bbbbb)	0.44%	0.39	%(bbbb)	0.17	%(bbb)	0.13	%(bb)
Portfolio turnover rate (z)^	4%		10%		5%	3%		4%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$62.83		$58.53		$49.25	$55.58		$55.93		$42.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	######	0.53	#####	0.36	0.35	####	0.23	###	0.19	##
Net realized and unrealized gain (loss)	0.67		8.85		11.25	(3.45)		1.59		16.26

Total from investment operations	0.93		9.38		11.61	(3.10)		1.82		16.45

Less distributions:
Dividends from net investment income	—		(0.53)		(0.42)	(0.36)		(0.25)		(0.22)
Distributions from net realized gains	—		(4.55)		(1.91)	(2.87)		(1.92)		(2.51)

Total dividends and distributions	—		(5.08)		(2.33)	(3.23)		(2.17)		(2.73)

Net asset value, end of period	$63.76		$62.83		$58.53	$49.25		$55.58		$55.93

Total return (b)	1.48%		16.39%		23.59%	(5.47	)%(ff)	3.32%		39.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$635,844		$631,932		$568,055	$497,922		$586,177		$676,144
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.82%		0.82%		0.83%	0.83%		0.83%		0.83%
Before fees paid indirectly (a)(f)	0.82%		0.82%		0.83%	0.83%		0.83%		0.83%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.84	%(gg)	0.86	%(ccccc)	0.69%	0.64	%(cccc)	0.42	%(ccc)	0.39	%(cc)
Before fees paid indirectly (a)(f)	0.84	%(gg)	0.86	%(ccccc)	0.69%	0.64	%(cccc)	0.42	%(ccc)	0.38	%(cc)
Portfolio turnover rate (z)^	4%		10%		5%	3%		4%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.04, $0.04 and $0.16 for Class IA, Class IB and K, respectively.
###	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.07, $0.07 and $0.21 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from special dividends. Without these dividends the per share income amounts would be $0.17, $0.17, and $0.31 for Class IA, Class IB and Class K, respectively.
#####	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.23, $0.23 and $0.38 for Class IA, Class IB and K, respectively.
######	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11, and $0.19 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.08% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.09% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.34% for income after fees paid indirectly and 0.33% before fees paid indirectly.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.73)%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.74)%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.51)%.
(gg)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(aaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.13% for income after fees paid indirectly and 0.13% before fees paid indirectly.
(bbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.12% for income after fees paid indirectly and 0.12% before fees paid indirectly.
(ccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.37% for income after fees paid indirectly and 0.37% before fees paid indirectly.
(aaaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.31% for income after fees paid indirectly and 0.31% before fees paid indirectly.
(bbbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.31% for income after fees paid indirectly and 0.31% before fees paid indirectly.
(cccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.56% for income after fees paid indirectly and 0.56% before fees paid indirectly.
(aaaaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.37% for income after fees paid indirectly and 0.37% before fees paid indirectly.
(bbbbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.38% for income after fees paid indirectly and 0.38% before fees paid indirectly.
(ccccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.62% for income after fees paid indirectly and 0.62% before fees paid indirectly.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	13.5%
Consumer Discretionary	13.4
Health Care	12.2
Industrials	10.7
Exchange Traded Funds	10.4
Energy	9.6
Repurchase Agreements	8.6
Financials	8.5
Telecommunication Services	8.2
Consumer Staples	4.3
Materials	4.0
Real Estate	1.2
Utilities	0.5
Investment Company	0.4
Cash and Other	(5.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$996.90	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	998.96	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.6%)
Consumer Discretionary (13.4%)
Auto Components (0.2%)
Icahn Enterprises LP 6.000%, 8/1/20	$226,000	$229,254
6.375%, 12/15/25	234,000	231,953

		461,207

Distributors (0.7%)
LKQ Corp. 4.750%, 5/15/23	800,000	798,000
Univar USA, Inc. 6.750%, 7/15/23§	552,000	568,560

		1,366,560

Diversified Consumer Services (0.1%)
ServiceMaster Co. LLC (The) 5.125%, 11/15/24§	200,000	194,000

Hotels, Restaurants & Leisure (4.2%)
1011778 BC ULC 4.625%, 1/15/22§	740,000	740,000
5.000%, 10/15/25§	1,055,000	998,294
Boyd Gaming Corp. 6.875%, 5/15/23	150,000	157,875
6.000%, 8/15/26 (b)§	825,000	816,750
Boyne USA, Inc. 7.250%, 5/1/25§	401,000	417,040
Caesars Resort Collection LLC 5.250%, 10/15/25§	975,000	922,642
Eldorado Resorts, Inc. 7.000%, 8/1/23	326,000	343,115
International Game Technology plc 6.250%, 2/15/22§	975,000	999,375
LTF Merger Sub, Inc. 8.500%, 6/15/23§	600,000	621,750
MGM Resorts International 8.625%, 2/1/19	235,000	241,169
6.625%, 12/15/21	50,000	52,687
5.750%, 6/15/25	650,000	647,595
Scientific Games International, Inc. 10.000%, 12/1/22	98,000	104,380
Silversea Cruise Finance Ltd. 7.250%, 2/1/25§	163,000	176,056
Stars Group Holdings BV 7.000%, 7/15/26 (b)§	639,000	645,390
Station Casinos LLC 5.000%, 10/1/25§	825,000	775,500

		8,659,618

Household Durables (0.1%)
William Lyon Homes, Inc. 6.000%, 9/1/23§	215,000	210,969

Internet & Direct Marketing Retail (0.4%)
Netflix, Inc. 5.500%, 2/15/22	775,000	795,460

Media (7.0%)
Altice Financing SA 6.625%, 2/15/23§	625,000	615,625
Altice Luxembourg SA 7.750%, 5/15/22 (x)§	810,000	783,675
AMC Entertainment Holdings, Inc. 5.875%, 11/15/26 (x)	900,000	868,500
6.125%, 5/15/27 (x)	375,000	364,237
AMC Networks, Inc. 5.000%, 4/1/24	500,000	493,750
Cable One, Inc. 5.750%, 6/15/22§	50,000	50,875
Cequel Communications Holdings I LLC
5.125%, 12/15/21§	347,000	344,397
7.500%, 4/1/28§	291,000	294,376
Cinemark USA, Inc. 4.875%, 6/1/23	550,000	537,680
CSC Holdings LLC 5.250%, 6/1/24	575,000	544,813
5.375%, 2/1/28§	200,000	185,000
DISH DBS Corp. 7.875%, 9/1/19	432,000	448,200
5.125%, 5/1/20	350,000	349,563
5.875%, 7/15/22	326,000	306,440
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	296,000	285,640
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24 (x)§	522,000	482,850
Meredith Corp. 6.875%, 2/1/26§	477,000	469,845
Midcontinent Communications 6.875%, 8/15/23§	350,000	367,500
National CineMedia LLC 6.000%, 4/15/22	355,000	359,881
Quebecor Media, Inc. 5.750%, 1/15/23	851,000	866,956
Sirius XM Radio, Inc. 4.625%, 5/15/23§	650,000	637,000
6.000%, 7/15/24§	865,000	883,381
Tribune Media Co. 5.875%, 7/15/22	888,000	894,216
Unitymedia GmbH 6.125%, 1/15/25§	550,000	566,500
UPC Holding BV 5.500%, 1/15/28§	625,000	560,547
Ziggo Bond Finance BV 6.000%, 1/15/27§	875,000	802,813
Ziggo Secured Finance BV 5.500%, 1/15/27§	1,310,000	1,224,064

		14,588,324

Multiline Retail (0.1%)
Cumberland Farms, Inc. 6.750%, 5/1/25§	131,000	132,801

Specialty Retail (0.6%)
L Brands, Inc. 6.750%, 7/1/36	122,000	107,513
Penske Automotive Group, Inc. 5.750%, 10/1/22	229,000	233,580
Staples, Inc. 8.500%, 9/15/25§	1,039,000	968,867

		1,309,960

Total Consumer Discretionary		27,718,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (4.3%)
Food & Staples Retailing (0.4%)
Rite Aid Corp. 6.125%, 4/1/23§	$470,000	$476,580
US Foods, Inc. 5.875%, 6/15/24§	325,000	329,875

		806,455

Food Products (2.1%)
B&G Foods, Inc. 4.625%, 6/1/21	500,000	493,750
Clearwater Seafoods, Inc. 6.875%, 5/1/25§	236,000	224,642
JBS USA LUX SA 5.750%, 6/15/25§	512,000	474,240
6.750%, 2/15/28§	429,000	403,796
Lamb Weston Holdings, Inc. 4.875%, 11/1/26§	246,000	239,161
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	455,000	423,150
Post Holdings, Inc. 5.500%, 3/1/25§	300,000	293,310
5.000%, 8/15/26§	275,000	256,438
5.750%, 3/1/27§	633,000	610,845
5.625%, 1/15/28§	524,000	490,621
Sigma Holdco BV 7.875%, 5/15/26§	567,000	534,398

		4,444,351

Household Products (1.1%)
Central Garden & Pet Co. 6.125%, 11/15/23	95,000	98,211
HRG Group, Inc. 7.750%, 1/15/22	1,725,000	1,772,437
Spectrum Brands, Inc. 6.625%, 11/15/22	380,000	392,008

		2,262,656

Personal Products (0.7%)
First Quality Finance Co., Inc. 4.625%, 5/15/21§	198,000	193,174
Prestige Brands, Inc. 5.375%, 12/15/21§	778,000	774,110
6.375%, 3/1/24 (x)§	456,000	451,440

		1,418,724

Total Consumer Staples		8,932,186

Energy (9.6%)
Energy Equipment & Services (0.3%)
Nabors Industries, Inc. 5.750%, 2/1/25§	301,000	285,197
Precision Drilling Corp. 7.750%, 12/15/23	298,000	312,900

		598,097

Oil, Gas & Consumable Fuels (9.3%)
American Midstream Partners LP 8.500%, 12/15/21§	768,000	755,520
Antero Resources Corp. 5.625%, 6/1/23	337,000	342,055
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	354,000	389,400
Berry Petroleum Co. LLC 7.000%, 2/15/26§	212,000	216,770
Blue Racer Midstream LLC 6.125%, 11/15/22§	705,000	713,813
6.625%, 7/15/26 (b)§	379,000	375,096
Callon Petroleum Co. 6.125%, 10/1/24	350,000	353,710
Calumet Specialty Products Partners LP
7.625%, 1/15/22	516,000	514,710
Crestwood Midstream Partners LP 6.250%, 4/1/23	370,000	376,475
CrownRock LP 5.625%, 10/15/25§	408,000	393,720
Delek Logistics Partners LP 6.750%, 5/15/25	485,000	486,819
Endeavor Energy Resources LP 5.500%, 1/30/26§	160,000	155,200
Extraction Oil & Gas, Inc. 7.375%, 5/15/24§	400,000	418,080
5.625%, 2/1/26§	875,000	836,762
Genesis Energy LP 5.625%, 6/15/24	386,000	358,980
6.500%, 10/1/25	578,000	553,435
Gulfport Energy Corp. 6.000%, 10/15/24	750,000	721,875
6.375%, 5/15/25	150,000	145,875
6.375%, 1/15/26	392,000	378,770
Hess Infrastructure Partners LP 5.625%, 2/15/26§	525,000	523,687
Holly Energy Partners LP 6.000%, 8/1/24§	609,000	615,090
Oasis Petroleum, Inc. 6.875%, 3/15/22 (x)	194,000	197,337
6.250%, 5/1/26§	262,000	264,882
Parsley Energy LLC 6.250%, 6/1/24§	369,000	383,760
5.625%, 10/15/27§	267,000	264,998
PBF Holding Co. LLC 7.000%, 11/15/23	272,000	282,880
PBF Logistics LP 6.875%, 5/15/23	938,000	946,207
PDC Energy, Inc. 5.750%, 5/15/26§	479,000	476,006
Range Resources Corp. 5.750%, 6/1/21	245,000	251,125
RSP Permian, Inc. 6.625%, 10/1/22	650,000	681,525
Sanchez Energy Corp. 6.125%, 1/15/23	496,000	337,280
7.250%, 2/15/23§	292,000	289,080
SemGroup Corp. 5.625%, 7/15/22	435,000	421,950
5.625%, 11/15/23	255,000	240,032
SM Energy Co. 6.750%, 9/15/26 (x)	299,000	300,495
Southern Star Central Corp. 5.125%, 7/15/22§	315,000	316,208
Southwestern Energy Co. 7.750%, 10/1/27 (x)	345,000	358,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SRC Energy, Inc. 6.250%, 12/1/25§	$525,000	$526,969
Summit Midstream Holdings LLC 5.500%, 8/15/22	358,000	351,959
Sunoco LP 4.875%, 1/15/23§	475,000	455,430
5.500%, 2/15/26§	275,000	260,563
Targa Resources Partners LP 6.750%, 3/15/24	440,000	462,550
TransMontaigne Partners LP 6.125%, 2/15/26	282,000	284,820
Ultra Resources, Inc. 6.875%, 4/15/22§	200,000	151,500
Whiting Petroleum Corp. 6.625%, 1/15/26§	184,000	189,299
WildHorse Resource Development Corp.
6.875%, 2/1/25 (x)§	625,000	637,500
WPX Energy, Inc. 5.750%, 6/1/26	282,000	281,013

		19,240,010

Total Energy		19,838,107

Financials (8.0%)
Capital Markets (1.4%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	981,811
Eagle Holding Co. II LLC 7.625%, 5/15/22 PIK§	1,521,000	1,536,514
MSCI, Inc. 5.375%, 5/15/27§	302,000	302,755

		2,821,080

Consumer Finance (0.6%)
Ally Financial, Inc. 4.625%, 5/19/22	262,000	261,672
Enova International, Inc. 9.750%, 6/1/21 (x)	132,000	138,270
8.500%, 9/1/24§	314,000	324,205
Lincoln Finance Ltd. 7.375%, 4/15/21§	575,000	591,618

		1,315,765

Diversified Financial Services (0.8%)
ASP AMC Merger Sub, Inc. 8.000%, 5/15/25§	350,000	290,500
LoanCore Capital Markets LLC 6.875%, 6/1/20§	450,000	455,625
Oxford Finance LLC 6.375%, 12/15/22§	950,000	964,250

		1,710,375

Insurance (4.3%)
Acrisure LLC 7.000%, 11/15/25§	1,675,000	1,524,250
Alliant Holdings Intermediate LLC 8.250%, 8/1/23§	1,450,000	1,486,975
AssuredPartners, Inc. 7.000%, 8/15/25§	1,275,000	1,225,657
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 5/1/25§	1,200,000	1,173,000
HUB International Ltd. 7.000%, 5/1/26§	1,150,000	1,135,625
NFP Corp. 6.875%, 7/15/25§	1,475,000	1,430,750
USIS Merger Sub, Inc. 6.875%, 5/1/25§	879,000	868,013

		8,844,270

Thrifts & Mortgage Finance (0.9%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	214,000	209,720
Ladder Capital Finance Holdings LLLP
5.250%, 10/1/25§	1,075,000	1,005,340
Provident Funding Associates LP 6.375%, 6/15/25§	725,000	703,395

		1,918,455

Total Financials		16,609,945

Health Care (11.9%)
Biotechnology (0.3%)
Sotera Health Topco, Inc. 8.125%, 11/1/21 PIK§	630,000	633,150

Health Care Equipment & Supplies (0.5%)
Greatbatch Ltd. 9.125%, 11/1/23§	659,000	714,290
Sotera Health Holdings LLC 6.500%, 5/15/23§	379,000	381,843

		1,096,133

Health Care Providers & Services (9.4%)
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	700,000	693,000
Centene Corp. 5.625%, 2/15/21	200,000	203,780
6.125%, 2/15/24	455,000	479,479
DaVita, Inc. 5.750%, 8/15/22	750,000	762,675
5.125%, 7/15/24	850,000	829,855
Encompass Health Corp. 5.125%, 3/15/23	100,000	100,000
5.750%, 11/1/24	825,000	825,495
Envision Healthcare Corp. 5.125%, 7/1/22§	600,000	605,250
5.625%, 7/15/22	621,000	629,943
6.250%, 12/1/24 (x)§	260,000	276,900
HCA, Inc. 7.500%, 2/15/22	693,000	755,370
5.875%, 5/1/23	1,275,000	1,316,438
7.690%, 6/15/25	254,000	279,559
5.875%, 2/15/26	385,000	387,887
4.500%, 2/15/27	448,000	425,734
LifePoint Health, Inc. 5.500%, 12/1/21	362,000	362,905
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	920,000	939,596
NVA Holdings, Inc. 6.875%, 4/1/26§	1,575,000	1,565,156
Polaris Intermediate Corp. 8.500%, 12/1/22 PIK§	638,000	657,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	$2,026,000	$2,122,235
Select Medical Corp. 6.375%, 6/1/21	800,000	809,120
Surgery Center Holdings, Inc. 8.875%, 4/15/21 (x)§	1,005,000	1,025,100
6.750%, 7/1/25 (x)§	252,000	238,770
Team Health Holdings, Inc. 6.375%, 2/1/25 (x)§	1,178,000	1,011,666
Tenet Healthcare Corp. 7.500%, 1/1/22§	610,000	633,668
4.625%, 7/15/24§	400,000	378,400
5.125%, 5/1/25§	271,000	257,802
7.000%, 8/1/25 (x)§	243,000	241,178
WellCare Health Plans, Inc. 5.250%, 4/1/25	270,000	268,650
West Street Merger Sub, Inc. 6.375%, 9/1/25§	340,000	324,275

		19,407,855

Health Care Technology (0.3%)
IQVIA, Inc. 4.875%, 5/15/23§	524,000	529,240

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	268,000	267,665

Pharmaceuticals (1.3%)
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26§	107,000	102,319
Endo Finance LLC 7.250%, 1/15/22 (e)§	368,000	337,640
inVentiv Group Holdings, Inc. 7.500%, 10/1/24§	397,000	417,842
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	298,000	302,112
6.125%, 4/15/25 (x)§	526,000	482,921
5.500%, 11/1/25§	424,000	417,343
9.250%, 4/1/26§	621,000	645,095

		2,705,272

Total Health Care		24,639,315

Industrials (10.0%)
Aerospace & Defense (2.2%)
Bombardier, Inc. 7.500%, 12/1/24§	437,000	459,418
BWX Technologies, Inc. 5.375%, 7/15/26§	146,000	147,635
TransDigm UK Holdings plc 6.875%, 5/15/26§	382,000	386,775
TransDigm, Inc. 5.500%, 10/15/20	298,000	298,000
6.000%, 7/15/22	1,478,000	1,489,528
6.500%, 5/15/25	500,000	505,650
6.375%, 6/15/26	725,000	719,563
Triumph Group, Inc. 7.750%, 8/15/25	434,000	429,660

		4,436,229

Airlines (0.4%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	918,000	909,922

Building Products (1.1%)
Reliance Intermediate Holdings LP 6.500%, 4/1/23§	750,000	777,300
Standard Industries, Inc. 5.500%, 2/15/23§	660,000	672,375
6.000%, 10/15/25§	374,000	377,273
Summit Materials LLC 6.125%, 7/15/23	504,000	511,560

		2,338,508

Commercial Services & Supplies (2.4%)
ACCO Brands Corp. 5.250%, 12/15/24§	340,000	339,150
APX Group, Inc. 8.875%, 12/1/22 (b)§	328,000	324,720
Covanta Holding Corp. 6.375%, 10/1/22	362,000	368,335
Hulk Finance Corp. 7.000%, 6/1/26§	484,000	463,430
KAR Auction Services, Inc. 5.125%, 6/1/25§	300,000	286,500
Matthews International Corp. 5.250%, 12/1/25§	238,000	227,599
Multi-Color Corp. 6.125%, 12/1/22§	465,000	476,916
4.875%, 11/1/25§	455,000	425,425
Nielsen Finance LLC 5.000%, 4/15/22§	1,414,000	1,389,396
Prime Security Services Borrower LLC
9.250%, 5/15/23§	445,000	473,792
Waste Pro USA, Inc. 5.500%, 2/15/26§	200,000	192,260

		4,967,523

Construction & Engineering (0.4%)
AECOM 5.125%, 3/15/27	300,000	281,250
AECOM Global II LLC 5.000%, 4/1/22 (e)(x)	265,000	266,656
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	249,000	251,490

		799,396

Electrical Equipment (0.1%)
Energizer Gamma Acquisition, Inc. 6.375%, 7/15/26 (b)§	93,000	94,395

Machinery (0.7%)
Mueller Water Products, Inc. 5.500%, 6/15/26 (b)(x)§	372,000	374,344
Novelis Corp. 5.875%, 9/30/26§	388,000	371,510
Welbilt, Inc. 9.500%, 2/15/24	657,000	723,554

		1,469,408

Professional Services (0.5%)
Jaguar Holding Co. II 6.375%, 8/1/23§	1,107,000	1,101,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (2.1%)
DAE Funding LLC 4.500%, 8/1/22§	$300,000	$292,125
5.000%, 8/1/24§	1,645,000	1,575,087
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	957,000	973,748
Neovia Logistics Services LLC 8.875%, 8/1/20§	448,000	379,680
Park Aerospace Holdings Ltd. 5.500%, 2/15/24§	456,000	450,209
Watco Cos. LLC 6.375%, 4/1/23§	641,000	651,416

		4,322,265

Trading Companies & Distributors (0.1%)
Flexi-Van Leasing, Inc. 10.000%, 2/15/23§	206,000	194,670

Total Industrials		20,634,002

Information Technology (11.8%)
Communications Equipment (1.1%)
CommScope Technologies LLC 6.000%, 6/15/25§	1,301,000	1,328,711
ViaSat, Inc. 5.625%, 9/15/25§	1,025,000	959,913

		2,288,624

Electronic Equipment, Instruments & Components (0.2%)
Itron, Inc. 5.000%, 1/15/26§	345,000	328,613

Internet Software & Services (1.7%)
GTT Communications, Inc. 7.875%, 12/31/24§	470,000	465,911
Match Group, Inc. 6.375%, 6/1/24	308,000	324,170
Rackspace Hosting, Inc. 8.625%, 11/15/24§	652,000	655,260
Zayo Group LLC 6.000%, 4/1/23	1,646,000	1,674,805
5.750%, 1/15/27§	389,000	382,192

		3,502,338

IT Services (1.9%)
Alliance Data Systems Corp. 5.875%, 11/1/21§	300,000	306,000
5.375%, 8/1/22§	1,355,000	1,356,897
Exela Intermediate LLC 10.000%, 7/15/23§	490,000	503,671
First Data Corp. 5.375%, 8/15/23§	694,000	698,025
7.000%, 12/1/23§	537,000	559,339
Gartner, Inc. 5.125%, 4/1/25§	179,000	178,105
Unisys Corp. 10.750%, 4/15/22§	250,000	279,219

		3,881,256

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV 4.625%, 6/1/23§	266,000	267,496

Software (5.9%)
Ascend Learning LLC 6.875%, 8/1/25§	972,000	978,075
Boxer Parent Co., Inc. 9.000%, 10/15/19 PIK§	564,000	564,000
CDK Global, Inc. 5.875%, 6/15/26	261,000	265,567
Change Healthcare Holdings LLC 5.750%, 3/1/25§	1,320,000	1,245,948
CURO Financial Technologies Corp.
12.000%, 3/1/22§	828,000	894,478
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	1,725,000	1,921,478
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	335,000	356,415
Infor US, Inc. 6.500%, 5/15/22 (x)	1,800,000	1,806,840
Informatica LLC 7.125%, 7/15/23§	1,070,000	1,080,914
PTC, Inc. 6.000%, 5/15/24	500,000	520,000
Solera LLC 10.500%, 3/1/24§	514,000	569,255
Sophia LP 9.000%, 9/30/23§	1,901,000	1,989,206

		12,192,176

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC 5.875%, 6/15/21§	822,000	833,344
7.125%, 6/15/24§	388,000	410,310
Everi Payments, Inc. 7.500%, 12/15/25§	371,000	371,927
NCR Corp. 4.625%, 2/15/21	210,000	208,425
5.875%, 12/15/21	127,000	129,223

		1,953,229

Total Information Technology		24,413,732

Materials (3.7%)
Chemicals (1.9%)
Blue Cube Spinco, Inc. 10.000%, 10/15/25	518,000	596,671
Huntsman International LLC 4.875%, 11/15/20	206,000	208,833
INEOS Group Holdings SA 5.625%, 8/1/24 (x)§	480,000	472,800
Koppers, Inc. 6.000%, 2/15/25§	363,000	363,907
NOVA Chemicals Corp. 4.875%, 6/1/24§	337,000	320,150
Nufarm Australia Ltd. 5.750%, 4/30/26§	599,000	581,030
PQ Corp. 6.750%, 11/15/22§	361,000	379,050
5.750%, 12/15/25§	384,000	377,779
Rayonier AM Products, Inc. 5.500%, 6/1/24 (x)§	712,000	671,950

		3,972,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (1.7%)
Berry Global, Inc. 5.500%, 5/15/22	$276,000	$278,539
6.000%, 10/15/22	250,000	256,450
5.125%, 7/15/23	357,000	353,894
BWAY Holding Co. 5.500%, 4/15/24§	337,000	328,171
7.250%, 4/15/25§	811,000	790,725
Flex Acquisition Co., Inc. 7.875%, 7/15/26 (b)§	216,000	215,158
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	188,000	187,060
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	273,288	273,917
5.125%, 7/15/23§	625,000	617,187
W/S Packaging Holdings, Inc. 9.000%, 4/15/23§	234,000	236,925

		3,538,026

Metals & Mining (0.1%)
Aleris International, Inc. 10.750%, 7/15/23 (b)§	200,000	200,820

Total Materials		7,711,016

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Equinix, Inc. (REIT) 5.375%, 4/1/23	550,000	560,340
5.875%, 1/15/26	250,000	252,700
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	175,000	168,875
MGM Growth Properties Operating Partnership LP (REIT)
4.500%, 9/1/26	25,000	23,220
Sabra Health Care LP (REIT) 5.125%, 8/15/26	375,000	356,334
SBA Communications Corp. (REIT) 4.875%, 9/1/24	255,000	244,162

		1,605,631

Real Estate Management & Development (0.4%)
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	358,000	347,260
Howard Hughes Corp. (The) 5.375%, 3/15/25§	476,000	467,099

		814,359

Total Real Estate		2,419,990

Telecommunication Services (8.2%)
Diversified Telecommunication Services (5.0%)
Altice France SA 6.000%, 5/15/22§	1,425,000	1,433,693
7.375%, 5/1/26§	325,000	316,875
CCO Holdings LLC 5.250%, 3/15/21	275,000	276,045
5.250%, 9/30/22	572,000	572,744
5.125%, 5/1/23§	1,315,000	1,298,168
5.875%, 4/1/24§	375,000	375,937
5.750%, 2/15/26§	400,000	393,000
5.875%, 5/1/27§	735,000	716,625
5.000%, 2/1/28§	310,000	284,053
CenturyLink, Inc.
Series G 6.875%, 1/15/28 (x)	255,000	233,644
Series V 5.625%, 4/1/20	525,000	531,562
Series W 6.750%, 12/1/23	270,000	271,350
Cincinnati Bell, Inc. 7.000%, 7/15/24§	487,000	444,387
Frontier Communications Corp. 8.500%, 4/1/26 (x)§	213,000	205,545
Level 3 Financing, Inc. 5.375%, 8/15/22	955,000	955,000
5.125%, 5/1/23	350,000	343,000
Sprint Capital Corp. 6.900%, 5/1/19	175,000	178,535
8.750%, 3/15/32	312,000	333,840
Virgin Media Finance plc 6.000%, 10/15/24§	800,000	768,000
Windstream Services LLC 8.625%, 10/31/25§	432,000	410,400

		10,342,403

Wireless Telecommunication Services (3.2%)
Digicel Ltd. 6.000%, 4/15/21§	720,000	651,600
Hughes Satellite Systems Corp. 7.625%, 6/15/21	900,000	958,500
Sprint Communications, Inc. 7.000%, 8/15/20	135,000	139,725
6.000%, 11/15/22	325,000	322,173
Sprint Corp. 7.875%, 9/15/23	689,000	714,837
7.125%, 6/15/24	1,761,000	1,777,906
7.625%, 3/1/26	445,000	453,500
T-Mobile USA, Inc. 6.000%, 3/1/23 (r)	967,000	—
6.000%, 3/1/23	967,000	997,267
6.000%, 4/15/24 (r)	184,000	—
6.000%, 4/15/24	184,000	191,360
6.375%, 3/1/25 (r)	269,000	—
6.375%, 3/1/25	269,000	278,899

		6,485,767

Total Telecommunication Services		16,828,170

Utilities (0.5%)
Independent Power and Renewable Electricity Producers (0.4%)
Calpine Corp. 5.750%, 1/15/25 (x)	340,000	311,100
NRG Energy, Inc. 6.250%, 7/15/22	200,000	205,820
Talen Energy Supply LLC 4.600%, 12/15/21	252,000	218,610

		735,530

Water Utilities (0.1%)
Core & Main LP 6.125%, 8/15/25§	241,000	229,553

Total Utilities		965,083

Total Corporate Bonds		170,710,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Loan Participations (3.5%)
Financials (0.5%)
Capital Markets (0.5%)
Crown Finance US, Inc.
(ICE LIBOR USD 1 Month + 2.50%), 4.594%, 2/28/25 (k)	$1,047,375	$1,039,782

Total Financials		1,039,782

Health Care (0.3%)
Health Care Providers & Services (0.3%)
Dental Corp.
(ICE LIBOR USD 6 Month + 7.50%), 9.513%, 6/1/26 (k)	240,465	241,667
Dentalcorp Perfect Smile Ulc
(ICE LIBOR USD 6 Month + 3.75%), 5.763%, 5/31/25 (k)	338,512	338,512

Total Health Care		580,179

Industrials (0.7%)
Machinery (0.7%)
Titan Acquisition Ltd.
(ICE LIBOR USD 1 Month + 3.00%), 5.094%, 3/28/25 (k)	1,371,563	1,350,037

Total Industrials		1,350,037

Information Technology (1.7%)
Internet Software & Services (0.6%)
Asurion Term Loan
(ICE LIBOR USD 1 Month + 6.00%), 8.094%, 8/4/25 (k)	1,200,000	1,208,250

Software (1.1%)
SS&C Technologies Holdings, Inc.
(ICE LIBOR USD 1 Month + 2.50%), 4.594%, 4/16/25 (k)	1,412,185	1,412,361
Vertafore, Inc.
(ICE LIBOR USD 3 Month + 7.25%), 0.000%, 7/2/26 (k)	975,000	966,469

		2,378,830

Total Information Technology		3,587,080

Materials (0.3%)
Metals & Mining (0.3%)
Aleris International, Inc.
(ICE LIBOR USD 1 Month + 4.75%), 6.856%, 4/15/23 (k)	700,000	693,438

Total Materials		693,438

Total Loan Participations		7,250,516

Total Long-Term Debt Securities (86.1%) (Cost $180,450,422)		177,960,961

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares iBoxx $ High Yield Corporate Bond ETF (x)	125,950	10,715,826
SPDR Bloomberg Barclays High Yield Bond ETF (x)	301,905	10,711,589

Total Exchange Traded Funds (10.4%) (Cost $22,305,901)		21,427,415

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	735,623	735,770

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.6%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $1,000,177, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,500,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $1,530,001. (xx)	1,500,000	1,500,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $800,133, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $816,000. (xx)	800,000	800,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,080,882, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,192,918. (xx)	2,080,000	2,080,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $306,002. (xx)	300,000	300,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $510,000. (xx)	$500,000	$500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $510,001. (xx)	500,000	500,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $800,146, collateralized by various Common Stocks; total market value $889,756. (xx)	800,000	800,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,673,926, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,707,222. (xx)	1,673,635	1,673,635
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $3,060,046. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,400,416, collateralized by various Common Stocks; total market value $2,670,939. (xx)	2,400,000	2,400,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,300,399, collateralized by various Common Stocks; total market value $2,559,650. (xx)	2,300,000	2,300,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $1,000,410, collateralized by various Common Stocks; total market value $1,112,891. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		17,853,635

Total Short-Term Investments (9.0%) (Cost $18,589,450)		18,589,405

Total Investments in Securities (105.5%) (Cost $221,345,773)		217,977,781
Other Assets Less Liabilities (-5.5%)		(11,304,186)

Net Assets (100%)		$206,673,595

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $114,310,550 or 55.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $3,046,673 or 1.5% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $17,429,805. This was secured by cash collateral of $17,853,635 which was subsequently invested in joint repurchase agreements with a total value of $17,853,635, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$27,718,899	$—		$27,718,899
Consumer Staples	—	8,932,186	—		8,932,186
Energy	—	19,838,107	—		19,838,107
Financials	—	16,609,945	—		16,609,945
Health Care	—	24,639,315	—		24,639,315
Industrials	—	20,634,002	—		20,634,002
Information Technology	—	24,413,732	—		24,413,732
Materials	—	7,711,016	—		7,711,016
Real Estate	—	2,419,990	—		2,419,990
Telecommunication Services	—	16,828,170	—	(a)	16,828,170
Utilities	—	965,083	—		965,083
Exchange Traded Funds	21,427,415	—	—		21,427,415
Loan Participations
Financials	—	1,039,782	—		1,039,782
Health Care	—	580,179	—		580,179
Industrials	—	1,350,037	—		1,350,037
Information Technology	—	3,587,080	—		3,587,080
Materials	—	693,438	—		693,438
Short-Term Investments
Investment Company	735,770	—	—		735,770
Repurchase Agreements	—	17,853,635	—		17,853,635

Total Assets	$22,163,185	$195,814,596	$—		$217,977,781

Total Liabilities	$—	$—	$—		$—

Total	$22,163,185	$195,814,596	$—		$217,977,781

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,366,737
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,301,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,255,374
Aggregate gross unrealized depreciation	(4,808,205)

Net unrealized depreciation	$(3,552,831)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$221,530,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $203,492,138)	$200,124,146
Repurchase Agreements (Cost $17,853,635)	17,853,635
Cash	5,022,958
Foreign cash (Cost $2,305)	2,088
Dividends, interest and other receivables	2,878,409
Receivable for securities sold	602,616
Due from Custodian	158,365
Receivable from Separate Accounts for Portfolio shares sold	92,794
Securities lending income receivable	27,526
Unrealized appreciation on unfunded commitments	1,113
Other assets	2,285

Total assets	226,765,935

LIABILITIES
Payable for return of collateral on securities loaned	17,853,635
Payable for securities purchased	1,855,403
Payable to Separate Accounts for Portfolio shares redeemed	178,001
Investment management fees payable	100,831
Administrative fees payable	20,780
Distribution fees payable – Class IB	5,757
Accrued expenses	77,933

Total liabilities	20,092,340

NET ASSETS	$206,673,595

Net assets were comprised of:
Paid in capital	$214,631,954
Accumulated undistributed net investment income (loss)	5,494,469
Accumulated undistributed net realized gain (loss)	(10,085,732)
Net unrealized appreciation (depreciation)	(3,367,096)

Net assets	$206,673,595

Class IB
Net asset value, offering and redemption price per share, $28,299,268 / 2,935,208 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.64

Class K
Net asset value, offering and redemption price per share, $178,374,327 / 18,492,216 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.65

(x)	Includes value of securities on loan of $17,429,805.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$5,679,987
Dividends	485,142
Securities lending (net)	190,666

Total income	6,355,795

EXPENSES
Investment management fees	620,764
Administrative fees	125,091
Custodian fees	36,696
Distribution fees – Class IB	33,652
Professional fees	32,552
Printing and mailing expenses	7,774
Trustees’ fees	2,260
Miscellaneous	10,455

Gross expenses	869,244
Less: Waiver from investment manager	(7,918)

Net expenses	861,326

NET INVESTMENT INCOME (LOSS)	5,494,469

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(730,995)
Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,225,965)
Foreign currency translations	(52)
Unfunded commitments	1,113

Net change in unrealized appreciation (depreciation)	(5,224,904)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,955,899)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(461,430)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,494,469	$9,978,501
Net realized gain (loss)	(730,995)	863,801
Net change in unrealized appreciation (depreciation)	(5,224,904)	1,599,896

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(461,430)	12,442,198

DIVIDENDS:
Dividends from net investment income
Class IB	—	(1,224,693)
Class K	—	(8,777,458)

TOTAL DIVIDENDS	—	(10,002,151)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 467,664 and 885,382 shares, respectively ]	4,520,580	8,762,142
Capital shares issued in reinvestment of dividends [ 0 and 126,957 shares, respectively ]	—	1,224,693
Capital shares repurchased [ (277,854) and (319,015) shares, respectively ]	(2,683,028)	(3,153,699)

Total Class IB transactions	1,837,552	6,833,136

Class K
Capital shares sold [ 1,089,798 and 1,521,600 shares, respectively ]	10,548,055	15,211,532
Capital shares issued in reinvestment of dividends [ 0 and 910,711 shares, respectively ]	—	8,777,458
Capital shares repurchased [ (993,089) and (1,388,656) shares, respectively ]	(9,588,202)	(13,703,010)

Total Class K transactions	959,853	10,285,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,797,405	17,119,116

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,335,975	19,559,163
NET ASSETS:
Beginning of period	204,337,620	184,778,457

End of period (a)	$206,673,595	$204,337,620

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,494,469	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
		2017	2016	2015	2014
Net asset value, beginning of period	$9.67	$9.53	$8.99	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.49	0.52	0.56	0.55	0.52
Net realized and unrealized gain (loss)	(0.27)	0.12	0.53	(0.86)	(0.37)	0.11

Total from investment operations	(0.03)	0.61	1.05	(0.30)	0.18	0.63

Less distributions:
Dividends from net investment income	—	(0.47)	(0.51)	(0.58)	(0.41)	(0.51)
Distributions from net realized gains	—	—	—	—	— #	(0.02)

Total dividends and distributions	—	(0.47)	(0.51)	(0.58)	(0.41)	(0.53)

Net asset value, end of period	$9.64	$9.67	$9.53	$8.99	$9.87	$10.10

Total return (b)	(0.31)%	6.46%	11.67%	(3.02)%	1.86%	6.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,299	$26,553	$19,555	$13,208	$33,545	$27,055
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.07%	1.08%	1.18%	1.20%
Before waivers (a)(f)	1.06%	1.08%	1.09%	1.09%	1.18%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.09%	4.95%	5.49%	5.58%	5.30%	5.69	%(l)
Before waivers (a)(f)	5.08%	4.93%	5.47%	5.58%	5.30%	5.57	%(l)
Portfolio turnover rate (z)^	23%	61%	72%	98%	75%	84%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
		2017	2016	2015	2014
Net asset value, beginning of period	$9.66	$9.52	$8.98	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.52	0.54	0.59	0.58	0.55
Net realized and unrealized gain (loss)	(0.27)	0.12	0.53	(0.88)	(0.37)	0.11

Total from investment operations	(0.01)	0.64	1.07	(0.29)	0.21	0.66

Less distributions:
Dividends from net investment income	—	(0.50)	(0.53)	(0.60)	(0.44)	(0.54)
Distributions from net realized gains	—	—	—	—	— #	(0.02)

Total dividends and distributions	—	(0.50)	(0.53)	(0.60)	(0.44)	(0.56)

Net asset value, end of period	$9.65	$9.66	$9.52	$8.98	$9.87	$10.10

Total return (b)	(0.10)%	6.73%	11.97%	(2.87)%	2.13%	6.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,374	$177,784	$165,224	$133,870	$150,201	$34,974
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.80%	0.82%	0.84%	0.92%	0.95%
Before waivers (a)(f)	0.81%	0.83%	0.84%	0.85%	0.92%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.34%	5.20%	5.74%	5.86%	5.55%	5.95	%(l)
Before waivers (a)(f)	5.34%	5.18%	5.73%	5.86%	5.55%	5.83	%(l)
Portfolio turnover rate (z)^	23%	61%	72%	98%	75%	84%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Health Care	29.5%
Information Technology	19.7
Financials	16.7
Repurchase Agreements	11.9
Consumer Discretionary	11.4
Industrials	10.0
Energy	3.3
Consumer Staples	3.0
Real Estate	1.9
Materials	1.5
Investment Company	1.3
Utilities	0.5
Telecommunication Services	0.4
Cash and Other	(11.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,165.65	$6.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,166.81	4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (0.4%)
Horizon Global Corp.*	4,517	$26,921
Modine Manufacturing Co.*	9,007	164,378
Motorcar Parts of America, Inc. (x)*	3,454	64,624
Shiloh Industries, Inc.*	2,692	23,420
Stoneridge, Inc.*	4,993	175,455
Strattec Security Corp.	673	20,560
Superior Industries International, Inc.	4,486	80,299
Sypris Solutions, Inc.*	1,848	3,031
Tower International, Inc.	3,610	114,798
Unique Fabricating, Inc. (x)	1,396	12,201
UQM Technologies, Inc. (x)*	8,977	8,977
Workhorse Group, Inc.*	5,383	9,797

		704,461

Automobiles (0.0%)
Arcimoto, Inc.*	1,187	5,057

Distributors (0.1%)
AMCON Distributing Co.	60	5,280
Educational Development Corp.	539	10,106
Funko, Inc., Class A (x)*	1,929	24,209
VOXX International Corp.*	3,536	19,094
Weyco Group, Inc.	1,127	41,023

		99,712

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	2,911	122,553
Aspen Group, Inc.*	2,553	19,071
Bridgepoint Education, Inc.*	4,878	31,853
Cambium Learning Group, Inc.*	2,638	29,414
Career Education Corp.*	12,338	199,505
Carriage Services, Inc.	2,709	66,506
Chegg, Inc.*	30,517	848,068
Collectors Universe, Inc.	1,474	21,727
K12, Inc.*	6,971	114,115
Liberty Tax, Inc., Class A	1,462	11,806
Lincoln Educational Services Corp.*	4,132	7,190
National American University Holdings, Inc.	209	198
Regis Corp.*	6,428	106,319
Universal Technical Institute, Inc.*	3,635	11,450

		1,589,775

Hotels, Restaurants & Leisure (1.1%)
Ark Restaurants Corp.	421	10,719
Biglari Holdings, Inc., Class A*	17	16,150
Bojangles’, Inc.*	3,140	45,216
Bowl America, Inc., Class A	382	5,558
Canterbury Park Holding Corp.	441	6,813
Carrols Restaurant Group, Inc.*	6,305	93,628
Century Casinos, Inc.*	4,874	42,648
Chuy’s Holdings, Inc.*	3,018	92,652
Del Frisco’s Restaurant Group, Inc.*	3,683	46,406
Del Taco Restaurants, Inc.*	5,644	80,032
Denny’s Corp.*	11,286	179,785
Diversified Restaurant Holdings, Inc.*	2,603	3,254
Dover Downs Gaming & Entertainment, Inc.*	3,141	5,591
Dover Motorsports, Inc.	2,635	5,929
Drive Shack, Inc.*	10,833	83,631
El Pollo Loco Holdings, Inc.*	3,863	44,038
Empire Resorts, Inc. (x)*	658	13,028
Famous Dave’s of America, Inc.*	909	6,136
FAT Brands, Inc.	351	2,703
Flanigan’s Enterprises, Inc.	153	4,215
Full House Resorts, Inc.*	4,203	13,996
Gaming Partners International Corp.	658	5,632
Golden Entertainment, Inc.*	3,309	89,310
Good Times Restaurants, Inc.*	1,582	5,933
Habit Restaurants, Inc. (The), Class A*	3,688	36,880
Inspired Entertainment, Inc.*	1,994	12,463
iPic Entertainment, Inc., Class A*	178	1,454
J Alexander’s Holdings, Inc.*	2,244	25,021
Jamba, Inc.*	2,213	23,568
Kona Grill, Inc. (x)*	1,299	3,053
Lindblad Expeditions Holdings, Inc.*	3,882	51,437
Luby’s, Inc.*	3,227	8,358
Monarch Casino & Resort, Inc.*	2,038	89,773
Nathan’s Famous, Inc.	517	48,650
Nevada Gold & Casinos, Inc.*	2,918	5,836
Noodles & Co.*	2,306	28,364
OBH, Inc.*	171	31,377
ONE Group Hospitality, Inc. (The)*	1,974	4,797
Papa Murphy’s Holdings, Inc. (x)*	1,511	8,386
Peak Resorts, Inc.	2,080	10,400
PlayAGS, Inc.*	2,926	79,207
Potbelly Corp.*	4,164	53,924
RCI Hospitality Holdings, Inc.	1,650	52,223
Red Lion Hotels Corp.*	2,915	33,960
Ruth’s Hospitality Group, Inc.	5,215	146,280
Town Sports International Holdings, Inc.*	2,644	38,470
YogaWorks, Inc.*	1,274	2,293
Zoe’s Kitchen, Inc.*	3,527	34,424

		1,733,601

Household Durables (2.4%)
AV Homes, Inc.*	2,216	47,422
Bassett Furniture Industries, Inc.	1,855	51,105
Beazer Homes USA, Inc.*	5,775	85,181
Century Communities, Inc.*	4,689	147,938
CSS Industries, Inc.	1,701	28,747
Dixie Group, Inc. (The)*	2,651	6,097
Emerson Radio Corp. (x)*	1,659	2,422
Flexsteel Industries, Inc.	1,366	54,503
Green Brick Partners, Inc.*	4,442	43,532
Hamilton Beach Brands Holding Co., Class A	1,168	33,930
Hooker Furniture Corp.	2,102	98,584
Hovnanian Enterprises, Inc., Class A*	21,869	35,646
LGI Homes, Inc. (x)*	20,321	1,173,132
Libbey, Inc.	4,147	33,715
Lifetime Brands, Inc.	2,153	27,235
Lovesac Co. (The)*	26,019	539,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
M/I Homes, Inc.*	5,070	$134,254
New Home Co., Inc. (The)*	2,374	23,669
Nova Lifestyle, Inc. (x)*	2,896	4,836
P&F Industries, Inc., Class A	381	3,319
PICO Holdings, Inc.*	3,765	43,862
Purple Innovation, Inc. (x)*	785	6,673
Skyline Champion Corp.	1,269	44,466
SodaStream International Ltd.*	12,967	1,106,086
Turtle Beach Corp.*	1,431	29,078
Universal Electronics, Inc.*	2,501	82,658
Vuzix Corp. (x)*	4,274	31,841
ZAGG, Inc.*	4,967	85,929

		4,005,755

Internet & Direct Marketing Retail (1.3%)
1-800-Flowers.com, Inc., Class A*	4,842	60,767
Duluth Holdings, Inc., Class B (x)*	1,496	35,590
EverQuote, Inc., Class A*	37,417	677,996
EVINE Live, Inc.*	11,612	14,283
Fluent, Inc. (x)*	5,963	14,609
FTD Cos., Inc.*	3,232	14,996
Gaia, Inc.*	44,926	909,752
Lands’ End, Inc.*	1,909	53,261
Overstock.com, Inc. (x)*	3,772	126,928
PetMed Express, Inc. (x)	3,626	159,725
US Auto Parts Network, Inc.*	4,997	7,496

		2,075,403

Leisure Products (1.8%)
American Outdoor Brands Corp.*	9,763	117,449
Clarus Corp.*	3,698	30,509
Escalade, Inc.	1,978	27,890
JAKKS Pacific, Inc.*	3,762	12,321
Johnson Outdoors, Inc., Class A	885	74,809
Malibu Boats, Inc., Class A*	60,223	2,525,752
Marine Products Corp.	1,345	23,914
MCBC Holdings, Inc.*	3,352	97,040
Nautilus, Inc.*	5,423	85,141

		2,994,825

Media (0.7%)
AH Belo Corp., Class A	3,533	16,605
Ballantyne Strong, Inc.*	2,026	9,826
Beasley Broadcast Group, Inc., Class A	858	9,610
Boston Omaha Corp., Class A*	918	19,342
Central European Media Enterprises Ltd., Class A*	15,685	65,093
Cinedigm Corp., Class A (x)*	2,428	3,763
Daily Journal Corp. (x)*	202	46,500
Dolphin Entertainment, Inc.*	1,035	3,752
Emmis Communications Corp., Class A*	1,784	9,437
Entercom Communications Corp., Class A (x)	23,327	176,119
Entravision Communications Corp., Class A	11,861	59,305
Global Eagle Entertainment, Inc. (x)*	8,938	22,524
Harte-Hanks, Inc.*	704	7,814
Hemisphere Media Group, Inc.*	3,190	41,789
Lee Enterprises, Inc. (x)*	9,331	26,593
Level Brands, Inc.*	870	3,219
LiveXLive Media, Inc. (x)*	874	5,043
Marcus Corp. (The)	3,473	112,873
McClatchy Co. (The), Class A (x)*	1,029	10,239
MDC Partners, Inc., Class A*	10,583	48,682
National CineMedia, Inc.	14,084	118,306
New Media Investment Group, Inc.	11,034	203,908
Reading International, Inc., Class A*	3,037	48,440
RLJ Entertainment, Inc.*	771	3,570
Saga Communications, Inc., Class A	696	26,796
Salem Media Group, Inc.	2,416	12,442
Social Reality, Inc. (x)*	1,616	7,385
Townsquare Media, Inc., Class A	1,578	10,210
tronc, Inc.*	3,149	54,415
Urban One, Inc.*	4,244	8,912
Xcel Brands, Inc.*	1,406	3,304

		1,195,816

Multiline Retail (0.0%)
Fred’s, Inc., Class A	4,945	11,275
Sears Holdings Corp. (x)*	7,470	17,704
Tuesday Morning Corp. (x)*	8,315	25,360

		54,339

Specialty Retail (2.1%)
America’s Car-Mart, Inc.*	1,086	67,223
Ascena Retail Group, Inc.*	31,862	126,969
At Home Group, Inc.*	38,838	1,520,507
Barnes & Noble Education, Inc.*	7,009	39,531
Barnes & Noble, Inc.	10,972	69,672
Big 5 Sporting Goods Corp. (x)	3,715	28,234
Blink Charging Co. (x)*	1,931	9,906
Boot Barn Holdings, Inc.*	3,519	73,019
Build-A-Bear Workshop, Inc.*	2,592	19,699
Cato Corp. (The), Class A	4,081	100,474
Christopher & Banks Corp. (x)*	5,444	5,117
Citi Trends, Inc.	2,313	63,469
Conn’s, Inc. (x)*	3,576	118,008
Container Store Group, Inc. (The)*	2,937	24,700
Destination Maternity Corp. (x)*	2,131	12,402
Destination XL Group, Inc.*	6,331	14,245
Francesca’s Holdings Corp.*	6,265	47,301
GNC Holdings, Inc., Class A*	14,959	52,656
Haverty Furniture Cos., Inc.	3,456	74,650
Hibbett Sports, Inc.*	3,444	78,868
J. Jill, Inc.*	2,990	27,927
Kirkland’s, Inc.*	2,849	33,162
Lazydays Holdings, Inc.*	1,013	9,006
Lumber Liquidators Holdings, Inc.*	5,176	126,036
MarineMax, Inc.*	3,902	73,943
New York & Co., Inc.*	5,287	27,069
Pier 1 Imports, Inc.	14,542	34,610
Rent-A-Center, Inc. (x)*	8,083	118,982
Sears Hometown and Outlet Stores, Inc. (x)*	1,809	3,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Shoe Carnival, Inc.	1,914	$62,109
Sportsman’s Warehouse Holdings, Inc. (x)*	6,747	34,545
Stage Stores, Inc. (x)	4,561	10,992
Stein Mart, Inc.*	5,837	14,301
Tandy Leather Factory, Inc.*	820	6,396
Tile Shop Holdings, Inc.	7,315	56,326
Tilly’s, Inc., Class A	2,624	39,754
Trans World Entertainment Corp.*	3,193	2,778
Vitamin Shoppe, Inc.*	3,016	20,961
Winmark Corp.	443	65,763
Zumiez, Inc.*	3,363	84,243

		3,399,352

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	12,306	216,708
Crown Crafts, Inc.	1,553	8,852
Culp, Inc.	2,019	49,566
Delta Apparel, Inc.*	1,184	22,910
Jerash Holdings US, Inc.*	260	1,919
Lakeland Industries, Inc.*	1,370	19,386
Movado Group, Inc.	2,859	138,090
Perry Ellis International, Inc.*	2,342	63,632
Rocky Brands, Inc. (x)	1,261	37,830
Sequential Brands Group, Inc. (x)*	7,042	13,873
Superior Group of Cos., Inc.	1,626	33,674
Unifi, Inc.*	2,837	89,933
Vera Bradley, Inc.*	4,115	57,775
Vince Holding Corp.*	559	9,218

		763,366

Total Consumer Discretionary		18,621,462

Consumer Staples (3.0%)
Beverages (1.2%)
Castle Brands, Inc. (x)*	16,659	19,824
Celsius Holdings, Inc.*	3,974	18,280
Craft Brew Alliance, Inc.*	2,306	47,619
Eastside Distilling, Inc.*	733	6,231
MGP Ingredients, Inc.	20,266	1,799,822
New Age Beverages Corp. (x)*	5,694	10,648
Primo Water Corp.*	4,950	86,576
Reed’s, Inc.*	2,423	6,906
Willamette Valley Vineyards, Inc.*	769	6,575

		2,002,481

Food & Staples Retailing (1.3%)
Chefs’ Warehouse, Inc. (The)*	53,619	1,528,143
Ifresh, Inc. (x)*	489	2,562
Ingles Markets, Inc., Class A	2,565	81,567
Natural Grocers by Vitamin Cottage, Inc. (x)*	1,687	21,492
Smart & Final Stores, Inc.*	4,147	23,016
SpartanNash Co.	6,487	165,548
SUPERVALU, Inc. (x)*	6,931	142,224
Village Super Market, Inc., Class A	1,503	44,278

		2,008,830

Food Products (0.3%)
Alico, Inc.	610	19,337
Bridgford Foods Corp. (x)*	297	4,039
Farmer Brothers Co.*	1,809	55,265
Freshpet, Inc.*	4,749	130,360
John B Sanfilippo & Son, Inc.	1,586	118,078
Landec Corp.*	4,876	72,652
Lifeway Foods, Inc.*	768	3,863
Limoneira Co.	2,206	54,290
RiceBran Technologies*	2,392	5,167
Rocky Mountain Chocolate Factory, Inc.	1,002	11,463
S&W Seed Co. (x)*	3,220	10,465
Seneca Foods Corp., Class A*	1,271	34,317

		519,296

Household Products (0.0%)
Ocean Bio-Chem, Inc.	651	2,337
Oil-Dri Corp. of America	915	38,558
Orchids Paper Products Co.*	1,952	7,769

		48,664

Personal Products (0.1%)
Lifevantage Corp. (x)*	2,463	15,689
Mannatech, Inc.	392	8,036
Natural Alternatives International, Inc.*	924	9,379
Natural Health Trends Corp. (x)	1,343	33,602
Nature’s Sunshine Products, Inc.*	1,575	14,726
United-Guardian, Inc.	553	10,590
Veru, Inc. (x)*	6,129	12,381
Youngevity International, Inc.*	447	1,846

		106,249

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	21,222	52,206
Alliance One International, Inc.*	1,565	24,805
Turning Point Brands, Inc.	1,451	46,287

		123,298

Total Consumer Staples		4,808,818

Energy (3.3%)
Energy Equipment & Services (1.6%)
Aspen Aerogels, Inc.*	3,398	16,650
Basic Energy Services, Inc.*	3,517	39,074
Bristow Group, Inc.*	5,933	83,715
CARBO Ceramics, Inc. (x)*	3,724	34,149
Dawson Geophysical Co.*	3,943	31,150
Enservco Corp.*	6,810	7,900
Era Group, Inc.*	3,704	47,967
Geospace Technologies Corp.*	2,427	34,124
Gulf Island Fabrication, Inc.	2,514	22,626
Gulfmark Offshore, Inc. (x)*	688	23,048
Hornbeck Offshore Services, Inc.*	6,212	24,600
Independence Contract Drilling, Inc.*	6,366	26,228
ION Geophysical Corp.*	1,938	47,093
Key Energy Services, Inc.*	1,902	30,888
Matrix Service Co.*	4,820	88,447
Mitcham Industries, Inc.*	1,968	7,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Natural Gas Services Group, Inc.*	2,252	$53,147
Newpark Resources, Inc.*	15,997	173,567
Nine Energy Service, Inc.*	1,478	48,951
Nordic American Offshore Ltd.	6,724	7,733
Nuverra Environmental Solutions, Inc.*	224	2,688
PHI, Inc. (Non-Voting)*	2,094	21,296
Pioneer Energy Services Corp.*	13,912	81,385
Profire Energy, Inc. (x)*	4,175	14,112
Quintana Energy Services, Inc.*	1,173	9,935
Ranger Energy Services, Inc.*	847	7,767
RigNet, Inc.*	2,563	26,399
SEACOR Holdings, Inc.*	3,116	178,453
SEACOR Marine Holdings, Inc.*	2,947	68,046
Smart Sand, Inc. (x)*	4,113	21,840
Solaris Oilfield Infrastructure, Inc., Class A (x)*	75,627	1,080,710
Superior Drilling Products, Inc.*	2,483	4,817
Synthesis Energy Systems, Inc. (x)*	1,703	5,586
TETRA Technologies, Inc.*	22,225	98,901
Tidewater, Inc.*	4,360	126,135

		2,597,038

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	29,011	83,842
Adams Resources & Energy, Inc.	402	17,286
Aemetis, Inc.*	2,348	3,545
Amyris, Inc.*	4,411	28,186
Approach Resources, Inc. (x)*	8,320	20,301
Ardmore Shipping Corp.*	5,962	48,888
Bonanza Creek Energy, Inc.*	3,432	129,970
Centrus Energy Corp., Class A (x)*	919	3,161
Clean Energy Fuels Corp.*	24,995	92,232
Cloud Peak Energy, Inc.*	13,538	47,248
Comstock Resources, Inc.*	2,581	27,126
Contango Oil & Gas Co.*	4,562	25,912
DHT Holdings, Inc.	16,948	79,486
Dorian LPG Ltd.*	5,048	38,567
Earthstone Energy, Inc., Class A*	3,473	30,736
Eclipse Resources Corp.*	16,239	25,982
Energy Fuels, Inc.*	13,383	30,379
Energy XXI Gulf Coast, Inc.*	6,095	53,880
Evolution Petroleum Corp.	4,658	45,881
GasLog Ltd.	20,845	398,139
Goodrich Petroleum Corp.*	1,590	19,668
Hallador Energy Co.	3,080	21,991
International Seaways, Inc.*	3,962	91,681
Isramco, Inc.*	138	16,960
Lilis Energy, Inc.*	8,101	42,125
Lonestar Resources US, Inc., Class A*	2,679	22,611
Midstates Petroleum Co., Inc.*	2,789	37,958
NACCO Industries, Inc., Class A	712	24,030
NextDecade Corp.*	1,385	9,473
Nordic American Tankers Ltd. (x)	25,745	68,997
Northern Oil and Gas, Inc.*	19,717	62,109
Overseas Shipholding Group, Inc., Class A*	10,386	40,298
Pacific Ethanol, Inc.*	7,703	20,028
Panhandle Oil and Gas, Inc., Class A	2,884	55,084
Penn Virginia Corp.*	2,258	191,682
PrimeEnergy Corp.*	79	5,767
Renewable Energy Group, Inc.*	6,724	120,023
REX American Resources Corp.*	1,034	83,723
Ring Energy, Inc.*	10,409	131,362
Rosehill Resources, Inc.*	225	1,827
Sanchez Energy Corp. (x)*	11,178	50,525
SandRidge Energy, Inc.*	5,587	99,113
SilverBow Resources, Inc.*	1,311	37,862
Teekay Tankers Ltd., Class A	35,196	41,179
Torchlight Energy Resources, Inc.*	8,846	12,031
TransAtlantic Petroleum Ltd.*	4,986	6,881
Ultra Petroleum Corp.*	29,017	67,029
Uranium Energy Corp. (x)*	28,382	45,695
VAALCO Energy, Inc.*	10,304	28,130
Vertex Energy, Inc. (x)*	4,209	4,462
W&T Offshore, Inc.*	16,930	121,050
Zion Oil & Gas, Inc. (x)*	9,703	39,346

		2,851,447

Total Energy		5,448,485

Financials (16.7%)
Banks (10.7%)
1st Constitution Bancorp	1,282	29,358
Access National Corp.	2,785	79,651
ACNB Corp.	1,253	42,665
Allegiance Bancshares, Inc.*	2,119	91,859
American National Bankshares, Inc.	1,506	60,240
American River Bankshares	950	15,058
AmeriServ Financial, Inc.	2,987	12,247
Ames National Corp.	1,596	49,237
Anchor Bancorp, Inc.*	328	8,610
Arrow Financial Corp.	2,178	79,279
Atlantic Capital Bancshares, Inc.*	4,585	90,095
Auburn National Bancorporation, Inc. (x)	424	21,035
Bancorp of New Jersey, Inc.	834	14,762
Bancorp, Inc. (The)*	9,173	95,950
Bank of Commerce Holdings	2,720	34,680
Bank of Marin Bancorp	1,229	99,365
Bank of Princeton (The)*	1,037	34,480
Bank of South Carolina Corp.	667	13,807
Bank of the James Financial Group, Inc.	671	11,105
Bankwell Financial Group, Inc.	1,119	35,976
Bar Harbor Bankshares	2,813	85,206
Baycom Corp.*	1,849	45,763
BCB Bancorp, Inc.	2,519	37,785
Blue Hills Bancorp, Inc.	4,159	92,330
Bridge Bancorp, Inc.	18,099	650,658
Bryn Mawr Bank Corp.	21,597	999,940
BSB Bancorp, Inc.*	1,482	50,981
Business First Bancshares, Inc. (x)	1,644	43,319
Byline Bancorp, Inc.*	29,566	660,503
C&F Financial Corp.	613	38,343
Cambridge Bancorp (x)	610	52,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Camden National Corp.	2,828	$129,268
Capital City Bank Group, Inc.	2,082	49,198
Capstar Financial Holdings, Inc.*	1,415	26,220
Carolina Financial Corp.	3,545	152,151
Carolina Trust Bancshares, Inc.*	1,184	9,756
CB Financial Services, Inc.	851	29,274
CBTX, Inc.	3,378	111,643
CenterState Bank Corp.	42,736	1,274,387
Central Valley Community Bancorp	2,075	43,907
Century Bancorp, Inc., Class A	522	39,881
Chemung Financial Corp.	603	30,216
Citizens & Northern Corp.	2,259	58,418
Citizens First Corp.	406	10,779
Citizens Holding Co.	773	18,359
Civista Bancshares, Inc.	1,810	43,874
CNB Financial Corp.	2,688	80,801
CoBiz Financial, Inc.	7,070	151,864
Codorus Valley Bancorp, Inc.	1,586	48,658
Colony Bankcorp, Inc.	1,223	20,669
Community Bankers Trust Corp.*	3,797	33,983
Community Financial Corp. (The)	871	30,799
Community First Bancshares, Inc.*	605	6,722
Community Trust Bancorp, Inc.	2,840	141,858
Community West Bancshares	1,141	13,464
ConnectOne Bancorp, Inc.	5,493	136,776
County Bancorp, Inc.	927	25,493
Customers Bancorp, Inc.*	5,333	151,351
DNB Financial Corp.	635	22,257
Emclaire Financial Corp.	364	12,740
Enterprise Bancorp, Inc.	1,754	70,914
Equity Bancshares, Inc., Class A*	2,416	100,216
Esquire Financial Holdings, Inc. (x)*	1,097	28,950
Evans Bancorp, Inc.	847	39,047
Farmers & Merchants Bancorp, Inc.	1,612	65,044
Farmers Capital Bank Corp.	1,331	69,345
Farmers National Banc Corp.	4,568	72,860
Fauquier Bankshares, Inc.	639	13,547
Fidelity D&D Bancorp, Inc. (x)	501	31,057
Fidelity Southern Corp.	4,030	102,402
Financial Institutions, Inc.	2,836	93,304
First Bancorp, Inc.	1,909	53,872
First Bancshares, Inc. (The)	2,205	79,270
First Bank	2,918	40,560
First Business Financial Services, Inc.	1,547	40,222
First Choice Bancorp (x)	1,058	32,332
First Community Bancshares, Inc.	3,001	95,612
First Community Corp.	1,287	32,304
First Connecticut Bancorp, Inc.	2,577	78,856
First Financial Corp.	2,141	97,094
First Financial Northwest, Inc.	1,534	29,944
First Foundation, Inc.*	6,048	112,130
First Guaranty Bancshares, Inc.	886	23,054
First Internet Bancorp	1,478	50,400
First Mid-Illinois Bancshares, Inc.	2,170	85,281
First Northwest Bancorp*	1,738	27,756
First of Long Island Corp. (The)	4,485	111,452
First United Corp.	1,214	24,826
First US Bancshares, Inc.	1,024	11,930
Flushing Financial Corp.	5,065	132,197
FNB Bancorp	924	33,883
FNCB Bancorp, Inc.	2,510	21,963
Franklin Financial Network, Inc.*	2,307	86,743
German American Bancorp, Inc.	3,859	138,345
Glen Burnie Bancorp	451	4,961
Great Southern Bancorp, Inc.	2,031	116,173
Green Bancorp, Inc.	4,079	88,106
Guaranty Bancorp	4,662	138,928
Guaranty Bancshares, Inc.	1,393	45,885
Hanmi Financial Corp.	5,802	164,487
HarborOne Bancorp, Inc.*	2,570	48,676
Hawthorn Bancshares, Inc.	1,046	22,907
Heritage Commerce Corp.	65,401	1,111,162
Heritage Financial Corp.	6,118	213,212
HomeTown Bankshares Corp.	953	13,342
HomeTrust Bancshares, Inc.*	3,102	87,321
Horizon Bancorp, Inc.	6,771	140,092
Howard Bancorp, Inc.*	2,350	42,300
Independent Bank Corp./MI	3,980	101,490
Investar Holding Corp.	1,583	43,770
Lakeland Bancorp, Inc.	8,205	162,869
Landmark Bancorp, Inc.	606	17,271
LCNB Corp.	1,668	32,860
Level One Bancorp, Inc.	261	7,094
Limestone Bancorp, Inc. (x)*	735	11,209
Live Oak Bancshares, Inc.	41,338	1,267,009
Macatawa Bank Corp.	4,666	56,645
Mackinac Financial Corp.	951	15,768
MBT Financial Corp.	3,302	35,166
Melrose Bancorp, Inc. (x)	355	7,029
Mercantile Bank Corp.	2,995	110,695
Meridian Bank*	1,062	19,318
Metropolitan Bank Holding Corp.*	1,177	61,769
Mid Penn Bancorp, Inc. (x)	843	29,421
Middlefield Banc Corp.	554	28,088
Midland States Bancorp, Inc.	3,887	133,169
MidSouth Bancorp, Inc.	2,767	36,663
MidWestOne Financial Group, Inc.	2,081	70,296
MutualFirst Financial, Inc.	1,072	40,468
MVB Financial Corp.	1,500	27,075
National Bankshares, Inc.	1,232	57,165
National Commerce Corp.*	2,656	122,973
Nicolet Bankshares, Inc.*	1,492	82,224
Northeast Bancorp	1,327	28,929
Northrim Bancorp, Inc.	1,239	49,002
Norwood Financial Corp.	1,052	37,893
Oak Valley Bancorp (x)	1,256	28,725
OFG Bancorp	7,875	110,644
Ohio Valley Banc Corp.	747	39,180
Old Line Bancshares, Inc.	2,837	99,040
Old Point Financial Corp. (x)	658	18,990
Old Second Bancorp, Inc.	5,239	75,442
Origin Bancorp, Inc.	2,977	121,878
Orrstown Financial Services, Inc.	1,360	35,360
Pacific Mercantile Bancorp*	2,757	26,881
Pacific Premier Bancorp, Inc.*	13,457	513,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Parke Bancorp, Inc.	1,259	$29,775
Patriot National Bancorp, Inc.	201	4,121
Peapack Gladstone Financial Corp.	3,329	115,150
Penns Woods Bancorp, Inc.	876	39,227
Peoples Bancorp of North Carolina, Inc.	859	27,514
Peoples Bancorp, Inc.	3,272	123,616
Peoples Financial Services Corp.	1,263	59,386
People’s Utah Bancorp	2,766	98,746
Plumas Bancorp (x)	836	23,575
Preferred Bank	2,533	155,678
Premier Financial Bancorp, Inc.	2,175	40,607
QCR Holdings, Inc.	2,336	110,843
RBB Bancorp	2,469	79,304
Reliant Bancorp, Inc.	1,812	50,827
Republic Bancorp, Inc., Class A	1,765	79,955
Republic First Bancorp, Inc.*	7,932	62,266
Salisbury Bancorp, Inc.	449	20,070
SB Financial Group, Inc.	1,083	22,007
SB One Bancorp (x)	1,271	37,749
Select Bancorp, Inc.*	1,914	25,782
Shore Bancshares, Inc.	2,304	43,822
Sierra Bancorp	2,576	72,746
SmartFinancial, Inc.*	2,037	52,473
Southern First Bancshares, Inc.*	1,202	53,128
Southern National Bancorp of Virginia, Inc.	3,618	64,545
Southwest Georgia Financial Corp.	370	8,399
Spirit of Texas Bancshares, Inc.*	367	7,560
Stewardship Financial Corp.	1,391	16,205
Stock Yards Bancorp, Inc.	3,939	150,273
Summit Financial Group, Inc.	2,000	53,680
Summit State Bank	953	14,724
TriCo Bancshares	3,731	139,726
TriState Capital Holdings, Inc.*	4,004	104,504
Triumph Bancorp, Inc.*	4,351	177,303
Two River Bancorp	1,330	25,443
Union Bankshares, Inc.	718	37,264
United Bancorp, Inc.	833	11,246
United Bancshares, Inc.	499	11,352
United Security Bancshares	2,293	25,682
Unity Bancorp, Inc.	1,430	32,533
Univest Corp. of Pennsylvania	5,294	145,585
Veritex Holdings, Inc.*	4,179	129,842
Village Bank and Trust Financial Corp.*	108	3,694
Washington Trust Bancorp, Inc.	2,758	160,240
Wellesley Bank	328	11,086
West Bancorporation, Inc.	2,924	73,539

		17,541,750

Capital Markets (1.2%)
Arlington Asset Investment Corp., Class A (x)	5,309	54,736
Ashford, Inc.	137	8,878
B. Riley Financial, Inc.	3,726	84,021
Cowen, Inc. (x)*	5,103	70,677
Diamond Hill Investment Group, Inc.	574	111,603
Donnelley Financial Solutions, Inc.*	6,181	107,364
GAIN Capital Holdings, Inc. (x)	5,031	37,984
Great Elm Capital Group, Inc.*	4,063	14,627
Greenhill & Co., Inc.	3,947	112,094
Hamilton Lane, Inc., Class A	16,449	789,058
Hennessy Advisors, Inc.	818	14,192
INTL. FCStone, Inc.*	2,798	144,684
Ladenburg Thalmann Financial Services, Inc.	18,611	63,277
Manning & Napier, Inc.	2,840	8,804
Medley Management, Inc., Class A	1,030	3,657
National Holdings Corp.*	903	2,971
Oppenheimer Holdings, Inc., Class A	1,780	49,840
Pzena Investment Management, Inc., Class A	3,255	29,979
Safeguard Scientifics, Inc.*	3,468	44,390
Siebert Financial Corp.*	1,116	11,629
Silvercrest Asset Management Group, Inc., Class A	1,501	24,466
TheStreet, Inc.*	5,342	11,646
Value Line, Inc.	183	4,337
Westwood Holdings Group, Inc.	1,527	90,918

		1,895,832

Consumer Finance (0.4%)
Asta Funding, Inc.	63	217
Atlanticus Holdings Corp.*	1,038	2,149
Consumer Portfolio Services, Inc.*	3,076	12,519
Elevate Credit, Inc.*	3,679	31,124
Enova International, Inc.*	6,055	221,311
EZCORP, Inc., Class A*	9,108	109,751
Nicholas Financial, Inc.*	1,211	11,141
Regional Management Corp.*	1,710	59,884
World Acceptance Corp.*	1,117	123,999

		572,095

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	870	11,554
GWG Holdings, Inc.*	178	1,385
Marlin Business Services Corp.	1,578	47,103
On Deck Capital, Inc.*	9,311	65,177
Tiptree, Inc.	5,173	35,176

		160,395

Insurance (1.9%)
1347 Property Insurance Holdings, Inc.*	633	4,494
Atlantic American Corp.	932	2,377
Atlas Financial Holdings, Inc.*	1,858	16,258
Baldwin & Lyons, Inc., Class B	1,889	46,092
Blue Capital Reinsurance Holdings Ltd.	1,174	12,973
Citizens, Inc. (x)*	8,986	70,001
Conifer Holdings, Inc. (x)*	777	4,895
Crawford & Co., Class B	2,106	18,217
Donegal Group, Inc., Class A	1,823	24,811
eHealth, Inc.*	3,409	75,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EMC Insurance Group, Inc.	1,756	$48,782
FedNat Holding Co.	2,115	48,793
Global Indemnity Ltd.	1,513	58,977
Goosehead Insurance, Inc., Class A*	35,350	882,335
Greenlight Capital Re Ltd., Class A*	5,470	77,674
Hallmark Financial Services, Inc.*	2,337	23,323
HCI Group, Inc. (x)	1,356	56,369
Health Insurance Innovations, Inc., Class A (x)*	2,103	68,032
Heritage Insurance Holdings, Inc. (x)	3,657	60,962
ICC Holdings, Inc.*	168	2,688
Independence Holding Co.	842	27,997
Investors Title Co.	246	45,426
Kingstone Cos., Inc.	1,683	28,443
National Security Group, Inc. (The)	286	4,762
NI Holdings, Inc.*	1,601	27,137
Trupanion, Inc. (x)*	36,865	1,422,988
Unico American Corp.*	411	3,247
United Insurance Holdings Corp.	3,743	73,288
WMIH Corp.*	35,210	47,181

		3,283,861

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	5,125	96,299
Anworth Mortgage Asset Corp. (REIT)	18,452	91,706
Arbor Realty Trust, Inc. (REIT) (x)	4,080	42,554
Ares Commercial Real Estate Corp. (REIT)	4,883	67,434
Cherry Hill Mortgage Investment Corp. (REIT)	2,321	41,453
Dynex Capital, Inc. (REIT)	10,410	67,977
Ellington Residential Mortgage REIT (REIT) (x)	1,987	21,658
Exantas Capital Corp. (REIT)	5,490	55,888
Great Ajax Corp. (REIT)	2,891	37,814
Hunt Companies Finance Trust, Inc. (REIT)	3,611	12,314
Manhattan Bridge Capital, Inc. (REIT) (x)	1,015	7,663
New York Mortgage Trust, Inc. (REIT) (x)	20,852	125,322
Orchid Island Capital, Inc. (REIT) (x)	9,860	74,147
Owens Realty Mortgage, Inc. (REIT) (x)	1,440	24,019
Sutherland Asset Management Corp. (REIT)	3,450	56,063
Tremont Mortgage Trust (REIT) (x)*	439	5,773
Western Asset Mortgage Capital Corp. (REIT)	7,710	80,338

		908,422

Thrifts & Mortgage Finance (1.8%)
Bancorp 34, Inc.	537	8,372
BankFinancial Corp.	2,540	44,831
Bridgewater Bancshares, Inc.*	909	11,562
Broadway Financial Corp.*	2,547	5,603
Central Federal Corp.*	3,310	7,944
Charter Financial Corp.	2,241	54,120
Citizens Community Bancorp, Inc.	957	13,542
Coastway Bancorp, Inc.*	689	19,085
Dime Community Bancshares, Inc.	5,962	116,259
Eagle Bancorp Montana, Inc.	947	18,277
Elmira Savings Bank	503	10,312
Entegra Financial Corp.*	1,195	35,014
Equitable Financial Corp.*	536	5,789
ESSA Bancorp, Inc.	1,776	28,114
Federal Agricultural Mortgage Corp., Class C	1,650	147,642
FFBW, Inc.*	515	5,711
First Capital, Inc.	597	24,805
First Defiance Financial Corp.	1,821	122,116
First Savings Financial Group, Inc. (x)	323	23,737
FS Bancorp, Inc.	570	36,053
FSB Bancorp, Inc.*	301	5,343
Greene County Bancorp, Inc.	535	18,137
Guaranty Federal Bancshares, Inc.	553	13,521
Hamilton Bancorp, Inc. (x)*	528	8,290
Hingham Institution for Savings	239	52,508
HMN Financial, Inc.*	595	11,960
Home Bancorp, Inc.	1,413	65,775
HomeStreet, Inc.*	4,526	121,976
HopFed Bancorp, Inc.	945	15,668
HV Bancorp, Inc. (x)	257	3,847
IF Bancorp, Inc.	533	12,995
Impac Mortgage Holdings, Inc.*	1,830	17,440
Kentucky First Federal Bancorp	753	6,363
Lake Shore Bancorp, Inc.	364	6,352
Luther Burbank Corp.	2,565	29,510
Malvern Bancorp, Inc.*	1,122	27,321
Merchants Bancorp	2,910	83,022
Meridian Bancorp, Inc.	8,702	166,642
Meta Financial Group, Inc.	1,694	164,995
MSB Financial Corp.	740	15,910
NMI Holdings, Inc., Class A*	11,304	184,254
Oconee Federal Financial Corp.	141	4,081
Ocwen Financial Corp.*	21,460	84,982
OP Bancorp (x)*	2,224	28,289
Ottawa Bancorp, Inc.	524	7,331
Pathfinder Bancorp, Inc.	536	8,560
PB Bancorp, Inc.	1,173	13,314
PCSB Financial Corp.	2,992	59,451
PDL Community Bancorp (x)*	1,583	24,869
PHH Corp.*	5,948	64,595
Poage Bankshares, Inc.	496	9,771
Provident Bancorp, Inc.*	786	20,593
Provident Financial Holdings, Inc.	1,126	21,484
Prudential Bancorp, Inc.	1,592	30,726
Randolph Bancorp, Inc.*	920	15,456
Riverview Bancorp, Inc.	3,788	31,971
Sachem Capital Corp. (REIT)	2,323	9,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Security National Financial Corp., Class A*	1,428	$7,426
Severn Bancorp, Inc.	1,651	14,281
SI Financial Group, Inc.	1,997	29,456
Sound Financial Bancorp, Inc.	380	14,801
Southern Missouri Bancorp, Inc.	1,280	49,946
Sterling Bancorp, Inc.	3,087	41,242
Territorial Bancorp, Inc.	1,451	44,981
Timberland Bancorp, Inc.	1,174	43,837
United Community Bancorp	670	18,224
United Community Financial Corp.	8,794	96,646
United Financial Bancorp, Inc.	9,350	163,812
Waterstone Financial, Inc.	4,718	80,442
Western New England Bancorp, Inc.	4,830	53,130
WVS Financial Corp.	311	5,147

		2,869,085

Total Financials		27,231,440

Health Care (29.5%)
Biotechnology (15.0%)
Abeona Therapeutics, Inc. (x)*	5,604	89,664
Acceleron Pharma, Inc.*	13,163	638,669
Achaogen, Inc. (x)*	43,288	374,874
Achillion Pharmaceuticals, Inc.*	24,713	69,938
Adamas Pharmaceuticals, Inc. (x)*	19,758	510,349
ADMA Biologics, Inc. (x)*	3,443	15,528
Advaxis, Inc.*	8,887	12,886
Adverum Biotechnologies, Inc. (x)*	9,893	52,433
Aeglea BioTherapeutics, Inc.*	2,961	31,327
Aevi Genomic Medicine, Inc.*	6,530	7,248
Agenus, Inc. (x)*	14,538	33,001
Aileron Therapeutics, Inc.*	1,008	5,463
AIS Operating Co., Inc.*	822	6,223
Akebia Therapeutics, Inc.*	9,170	91,517
Albireo Pharma, Inc.*	1,654	58,717
Aldeyra Therapeutics, Inc.*	2,887	22,952
Allena Pharmaceuticals, Inc.*	2,104	27,415
Anavex Life Sciences Corp.*	7,110	18,628
Applied Genetic Technologies Corp.*	2,681	9,920
Aptevo Therapeutics, Inc.*	3,477	17,350
AquaBounty Technologies, Inc. (x)*	320	1,066
Arbutus Biopharma Corp.*	6,405	46,757
Arcturus Therapeutics Ltd.*	1,365	11,575
Arcus Biosciences, Inc. (x)*	35,712	437,115
Ardelyx, Inc.*	6,216	22,999
Arena Pharmaceuticals, Inc.*	15,567	678,721
ArQule, Inc.*	15,784	87,286
Arrowhead Pharmaceuticals, Inc. (x)*	15,820	215,152
Arsanis, Inc. (x)*	813	2,951
Ascendis Pharma A/S (ADR)*	16,732	1,113,013
Asterias Biotherapeutics, Inc.*	5,993	8,091
Athersys, Inc. (x)*	20,589	40,560
aTyr Pharma, Inc.*	4,706	4,282
Audentes Therapeutics, Inc.*	37,627	1,437,728
AVEO Pharmaceuticals, Inc.*	18,485	41,776
Avid Bioservices, Inc.*	9,192	36,033
AzurRx BioPharma, Inc.*	1,982	6,362
Bellicum Pharmaceuticals, Inc.*	7,253	53,527
BioCryst Pharmaceuticals, Inc.*	17,902	102,578
Biohaven Pharmaceutical Holding Co. Ltd.*	4,969	196,375
BioSpecifics Technologies Corp.*	1,024	45,937
BioTime, Inc. (x)*	16,146	33,261
Bioxcel Therapeutics, Inc.*	1,002	9,218
BrainStorm Cell Therapeutics, Inc. (x)*	3,268	12,745
Caladrius Biosciences, Inc. (x)*	1,542	9,977
Calithera Biosciences, Inc.*	5,652	28,260
Calyxt, Inc. (x)*	935	17,456
Capricor Therapeutics, Inc.*	2,671	3,579
Cara Therapeutics, Inc. (x)*	4,927	94,352
CareDx, Inc. (x)*	5,870	71,849
CASI Pharmaceuticals, Inc. (x)*	9,060	74,564
Catabasis Pharmaceuticals, Inc.*	4,436	4,254
Catalyst Biosciences, Inc. (x)*	2,166	25,277
Catalyst Pharmaceuticals, Inc.*	17,507	54,622
Celcuity, Inc.*	1,054	26,160
Cellular Biomedicine Group, Inc. (x)*	2,108	41,211
CEL-SCI Corp.*	2,612	2,403
Celsion Corp. (x)*	3,238	9,552
Checkpoint Therapeutics, Inc.*	3,756	11,193
ChemoCentryx, Inc.*	3,981	52,430
Chimerix, Inc.*	8,114	38,623
Cidara Therapeutics, Inc. (x)*	3,300	17,160
Cleveland BioLabs, Inc. (x)*	775	1,907
Cohbar, Inc. (m)*	4,046	26,501
Conatus Pharmaceuticals, Inc.*	4,912	21,023
Concert Pharmaceuticals, Inc.*	3,863	65,014
ContraFect Corp. (x)*	11,535	25,492
Corbus Pharmaceuticals Holdings, Inc. (x)*	9,053	45,718
Corvus Pharmaceuticals, Inc.*	2,517	27,637
CTI BioPharma Corp. (x)*	9,278	46,204
Cue Biopharma, Inc.*	3,211	38,082
Cytokinetics, Inc.*	8,358	69,371
CytomX Therapeutics, Inc.*	7,008	160,203
Cytori Therapeutics, Inc.*	1	1
CytRx Corp.*	5,035	5,690
Deciphera Pharmaceuticals, Inc.*	42,751	1,682,251
Denali Therapeutics, Inc. (x)*	42,162	642,971
Dicerna Pharmaceuticals, Inc. (x)*	8,074	98,907
Dynavax Technologies Corp. (x)*	41,917	639,234
Edge Therapeutics, Inc. (x)*	3,437	3,540
Eiger BioPharmaceuticals, Inc. (x)*	1,168	14,250
Evelo Biosciences, Inc.*	975	11,505
Fate Therapeutics, Inc. (x)*	9,035	102,457
Fennec Pharmaceuticals, Inc.*	2,050	21,402
Five Prime Therapeutics, Inc.*	6,033	95,382
Flexion Therapeutics, Inc. (x)*	6,107	157,866
Fortress Biotech, Inc.*	6,406	19,090
Galectin Therapeutics, Inc. (x)*	5,286	33,619
Gemphire Therapeutics, Inc.*	1,992	20,298
Genprex, Inc.*	215	1,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Geron Corp. (x)*	28,939	$99,261
GlycoMimetics, Inc.*	6,114	98,619
GTx, Inc. (x)*	837	12,814
Histogenics Corp.*	3,352	8,380
Homology Medicines, Inc. (x)*	39,039	796,396
Idera Pharmaceuticals, Inc.*	27,739	36,615
ImmuCell Corp.*	679	4,631
Immune Design Corp.*	6,131	27,896
Immunomedics, Inc. (x)*	36,836	871,908
Infinity Pharmaceuticals, Inc.*	8,237	15,733
Inovio Pharmaceuticals, Inc. (x)*	15,075	59,094
Insys Therapeutics, Inc. (x)*	4,891	35,411
Intellia Therapeutics, Inc. (x)*	6,039	165,227
Invitae Corp.*	11,620	85,407
ITUS Corp.*	2,827	8,566
Jounce Therapeutics, Inc.*	2,870	21,984
Kadmon Holdings, Inc.*	12,666	50,537
KalVista Pharmaceuticals, Inc.*	863	7,008
Karyopharm Therapeutics, Inc.*	8,814	149,750
Kindred Biosciences, Inc.*	4,679	49,831
Krystal Biotech, Inc. (x)*	898	13,353
Kura Oncology, Inc.*	4,517	82,209
La Jolla Pharmaceutical Co. (x)*	3,897	113,675
Leap Therapeutics, Inc.*	1,006	9,054
Loxo Oncology, Inc.*	3,105	538,655
MacroGenics, Inc.*	7,126	147,152
Madrigal Pharmaceuticals, Inc. (x)*	3,689	1,031,776
MannKind Corp. (x)*	25,497	48,444
MediciNova, Inc. (x)*	7,112	56,612
MEI Pharma, Inc. (x)*	6,446	25,397
Merrimack Pharmaceuticals, Inc.*	2,250	11,048
Mersana Therapeutics, Inc. (x)*	2,262	40,399
Minerva Neurosciences, Inc.*	5,557	45,845
Miragen Therapeutics, Inc.*	4,658	29,858
Mirati Therapeutics, Inc.*	3,292	162,296
Molecular Templates, Inc. (x)*	1,640	8,577
Moleculin Biotech, Inc. (x)*	3,398	6,082
Mustang Bio, Inc.*	2,439	16,805
Myovant Sciences Ltd. (x)*	66,065	1,510,907
NanoViricides, Inc.*	1,022	450
NantKwest, Inc.*	5,326	16,298
Natera, Inc.*	5,366	100,988
Neurotrope, Inc.*	1,296	12,545
NewLink Genetics Corp. (x)*	5,357	25,499
Novavax, Inc.*	69,338	92,913
Novelion Therapeutics, Inc.*	3,012	11,084
Nymox Pharmaceutical Corp.*	6,069	20,392
OncoMed Pharmaceuticals, Inc.*	4,471	10,328
Ophthotech Corp.*	6,329	17,278
Opiant Pharmaceuticals, Inc. (x)*	454	6,488
Organovo Holdings, Inc. (x)*	19,034	26,648
Orgenesis, Inc. (x)*	1,291	11,167
Ovid therapeutics, Inc.*	2,397	18,697
Palatin Technologies, Inc. (x)*	29,207	28,325
PDL BioPharma, Inc.*	27,116	63,451
Pfenex, Inc. (x)*	4,003	21,656
Pieris Pharmaceuticals, Inc.*	9,428	47,800
PolarityTE, Inc. (x)*	1,579	37,170
Progenics Pharmaceuticals, Inc.*	13,485	108,419
Protagonist Therapeutics, Inc.*	2,443	16,417
Proteon Therapeutics, Inc.*	1,723	4,221
Proteostasis Therapeutics, Inc. (x)*	4,587	12,798
Prothena Corp. plc*	7,309	106,565
Ra Pharmaceuticals, Inc.*	2,635	26,218
Recro Pharma, Inc.*	3,180	15,964
Repligen Corp.*	14,609	687,207
Rexahn Pharmaceuticals, Inc. (x)*	5,428	7,653
Rhythm Pharmaceuticals, Inc.*	2,227	69,616
Rigel Pharmaceuticals, Inc.*	29,996	84,889
Riot Blockchain, Inc. (x)	2,396	15,191
Rocket Pharmaceuticals, Inc. (x)*	44,884	881,073
Savara, Inc. (x)*	4,541	51,404
Selecta Biosciences, Inc. (x)*	3,276	43,407
SELLAS Life Sciences Group, Inc. (x)*	565	1,932
Seres Therapeutics, Inc.*	3,748	32,233
Sesen Bio, Inc.*	7,035	13,718
Soleno Therapeutics, Inc.*	1,770	4,142
Sophiris Bio, Inc. (x)*	4,985	14,008
Sorrento Therapeutics, Inc. (x)*	15,800	113,760
Spark Therapeutics, Inc. (x)*	6,863	567,982
Spero Therapeutics, Inc.*	1,211	17,765
Spring Bank Pharmaceuticals, Inc. (x)*	2,020	23,937
Stemline Therapeutics, Inc.*	5,020	80,571
Sunesis Pharmaceuticals, Inc.*	6,152	13,042
Surface Oncology, Inc.*	55,212	900,508
Syndax Pharmaceuticals, Inc.*	2,697	18,933
Synergy Pharmaceuticals, Inc. (x)*	45,225	78,692
Synlogic, Inc. (x)*	2,794	27,465
Syros Pharmaceuticals, Inc.*	4,448	45,414
T2 Biosystems, Inc.*	4,665	36,107
TapImmune, Inc. (x)*	1,321	12,457
TG Therapeutics, Inc. (x)*	10,752	141,389
Tocagen, Inc. (x)*	3,260	30,448
Tracon Pharmaceuticals, Inc.*	3,331	8,994
Trevena, Inc. (x)*	10,997	15,836
Tyme Technologies, Inc. (x)*	7,601	24,019
UNITY Biotechnology, Inc.*	914	13,765
Unum Therapeutics, Inc.*	642	9,213
Vanda Pharmaceuticals, Inc.*	9,322	177,584
Vaxart, Inc.*	733	2,221
Veracyte, Inc.*	4,405	41,143
Verastem, Inc. (x)*	9,609	66,110
Vericel Corp.*	6,705	65,039
Versartis, Inc.*	6,621	13,408
Vical, Inc.*	3,588	4,126
Viking Therapeutics, Inc. (x)*	7,915	75,113
Vital Therapies, Inc. (x)*	5,467	37,449
Voyager Therapeutics, Inc.*	3,900	76,206
vTv Therapeutics, Inc., Class A (x)*	1,328	2,045
XBiotech, Inc.*	3,381	15,147
Xencor, Inc.*	20,196	747,454
XOMA Corp. (x)*	1,047	21,861
Zafgen, Inc.*	4,174	42,700
ZIOPHARM Oncology, Inc. (x)*	23,908	72,202

		24,308,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (8.7%)
Accuray, Inc.*	15,252	$62,533
Alphatec Holdings, Inc.*	3,187	9,497
AngioDynamics, Inc.*	6,625	147,340
Anika Therapeutics, Inc.*	2,617	83,744
Antares Pharma, Inc. (x)*	26,265	67,764
Apollo Endosurgery, Inc. (x)*	1,520	10,610
AtriCure, Inc.*	6,095	164,870
AxoGen, Inc.*	40,765	2,048,440
Bellerophon Therapeutics, Inc. (x)*	4,137	10,012
Biolase, Inc.*	1,234	1,493
BioLife Solutions, Inc.*	885	10,098
Biomerica, Inc.*	1,135	4,415
Bovie Medical Corp.*	5,784	25,160
CAS Medical Systems, Inc.*	4,576	8,923
Cerus Corp.*	23,543	157,032
Chembio Diagnostics, Inc.*	2,426	26,929
Conformis, Inc.*	9,888	12,360
Corindus Vascular Robotics, Inc.*	15,585	12,869
CryoLife, Inc.*	6,463	179,995
CryoPort, Inc. (x)*	4,542	71,673
Cutera, Inc.*	2,431	97,969
CytoSorbents Corp.*	5,165	58,881
DarioHealth Corp. (x)*	1,474	1,887
Ekso Bionics Holdings, Inc. (x)*	7,286	13,042
ElectroCore LLC*	23,000	379,730
Electromed, Inc.*	1,345	7,290
Endologix, Inc.*	15,126	85,613
FONAR Corp.*	1,111	29,497
GenMark Diagnostics, Inc.*	9,443	60,246
Glaukos Corp. (x)*	22,704	922,691
Helius Medical Technologies, Inc. (x)*	2,387	22,724
Heska Corp.*	1,211	125,690
IntriCon Corp.*	1,113	44,854
Invacare Corp.	6,003	111,656
Invuity, Inc. (x)*	3,796	14,804
iRadimed Corp. (x)*	623	12,927
iRhythm Technologies, Inc.*	29,707	2,410,128
IRIDEX Corp.*	2,039	13,824
Kewaunee Scientific Corp.	407	14,632
Lantheus Holdings, Inc.*	6,759	98,343
LeMaitre Vascular, Inc.	2,862	95,820
Meridian Bioscience, Inc.	7,589	120,665
Milestone Scientific, Inc.*	353	279
Misonix, Inc.*	1,377	17,075
Motus GI Holdings, Inc.*	441	3,171
Myomo, Inc. (x)*	2,176	6,441
Nuvectra Corp.*	2,529	51,920
Obalon Therapeutics, Inc. (x)*	1,485	3,193
OncoSec Medical, Inc.*	9,284	12,812
OraSure Technologies, Inc.*	10,937	180,132
Orthofix International NV*	3,177	180,517
OrthoPediatrics Corp.*	1,259	33,540
Oxford Immunotec Global plc*	4,620	59,552
Presbia plc*	988	2,144
Pro-Dex, Inc.*	348	2,332
Pulse Biosciences, Inc. (x)*	1,936	29,311
Restoration Robotics, Inc.*	2,744	9,522
Retractable Technologies, Inc.*	48	35
ReWalk Robotics Ltd.*	5,027	4,926
Rockwell Medical, Inc. (x)*	8,657	42,679
RTI Surgical, Inc.*	10,328	47,509
SeaSpine Holdings Corp.*	2,115	26,691
Second Sight Medical Products, Inc. (x)*	5,129	8,514
Senseonics Holdings, Inc. (x)*	12,239	50,302
Sensus Healthcare, Inc. (x)*	1,442	10,469
Sientra, Inc.*	49,821	972,008
STAAR Surgical Co.*	7,568	234,608
Surmodics, Inc.*	2,353	129,886
Tactile Systems Technology, Inc.*	47,880	2,489,759
Tandem Diabetes Care, Inc.*	65,235	1,436,475
TransEnterix, Inc. (x)*	28,354	123,623
Utah Medical Products, Inc.	619	68,183
Valeritas Holdings, Inc. (x)*	3,107	4,163
Vermillion, Inc. (x)*	6,608	5,158
ViewRay, Inc. (x)*	9,019	62,411
Viveve Medical, Inc. (x)*	4,411	11,998
Xtant Medical Holdings, Inc. (x)*	690	3,830
Zosano Pharma Corp. (x)*	1,932	7,883

		14,191,721

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.*	2,406	22,544
Aceto Corp.	5,552	18,599
Addus HomeCare Corp.*	1,383	79,177
American Renal Associates Holdings, Inc.*	2,392	37,722
Apollo Medical Holdings, Inc. (x)*	3,578	92,527
BioScrip, Inc.*	23,020	67,449
Capital Senior Living Corp.*	4,519	48,218
Catasys, Inc.*	851	5,719
Civitas Solutions, Inc.*	2,983	48,921
Community Health Systems, Inc.*	15,636	51,912
Cross Country Healthcare, Inc.*	6,496	73,080
CynergisTek, Inc.*	1,681	6,623
Digirad Corp. (x)	4,141	6,419
Diversicare Healthcare Services, Inc. (x)	946	6,433
Five Star Senior Living, Inc.*	4,585	6,878
Fulgent Genetics, Inc. (x)*	956	3,958
Genesis Healthcare, Inc.*	10,231	23,429
InfuSystem Holdings, Inc.*	3,392	12,042
Joint Corp. (The)*	1,567	12,818
National Research Corp., Class A	2,024	75,698
Neuronetics, Inc.*	26,507	705,350
Nobilis Health Corp. (x)*	9,741	11,689
PetIQ, Inc. (x)*	22,445	602,872
Providence Service Corp. (The)*	2,061	161,891
Psychemedics Corp.	971	18,682
Quorum Health Corp. (x)*	5,108	25,540
R1 RCM, Inc.*	18,714	162,437
RadNet, Inc.*	7,221	108,315
Sharps Compliance Corp.*	2,668	9,845
Triple-S Management Corp., Class B*	4,015	156,826

		2,663,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	14,001	$59,504
Computer Programs & Systems, Inc.	2,121	69,781
HealthStream, Inc.	4,696	128,248
HTG Molecular Diagnostics, Inc. (x)*	4,718	15,381
Icad, Inc.*	2,396	7,308
Inspire Medical Systems, Inc.*	1,425	50,816
Medical Transcription Billing Corp. (x)*	1,108	4,288
NantHealth, Inc. (x)*	3,739	12,376
Simulations Plus, Inc.	2,074	46,147
Streamline Health Solutions, Inc.*	3,128	4,598
Tabula Rasa HealthCare, Inc.*	3,146	200,808
Vocera Communications, Inc.*	5,331	159,343

		758,598

Life Sciences Tools & Services (0.3%)
Champions Oncology, Inc.*	1,057	6,807
ChromaDex Corp. (x)*	6,869	25,484
Codexis, Inc.*	9,246	133,142
Enzo Biochem, Inc.*	7,988	41,458
Fluidigm Corp.*	4,819	28,721
Harvard Bioscience, Inc.*	6,385	34,160
NanoString Technologies, Inc.*	3,961	54,186
NeoGenomics, Inc.*	10,173	133,369
Pacific Biosciences of California, Inc. (x)*	22,155	78,650
Quanterix Corp.*	876	12,579

		548,556

Pharmaceuticals (3.4%)
AcelRx Pharmaceuticals, Inc. (x)*	7,535	25,431
Acer Therapeutics, Inc. (x)*	483	10,433
Aclaris Therapeutics, Inc.*	4,852	96,894
Adamis Pharmaceuticals Corp. (x)*	5,868	18,778
Agile Therapeutics, Inc. (x)*	3,283	1,622
Alimera Sciences, Inc. (x)*	11,321	11,075
Amphastar Pharmaceuticals, Inc.*	6,486	98,976
Ampio Pharmaceuticals, Inc.*	14,424	31,733
ANI Pharmaceuticals, Inc.*	1,453	97,060
Aratana Therapeutics, Inc.*	8,117	34,497
Assembly Biosciences, Inc.*	3,085	120,963
Avenue Therapeutics, Inc.*	1,104	3,952
Axsome Therapeutics, Inc. (x)*	3,181	10,179
BioDelivery Sciences International, Inc. (x)*	10,138	29,907
Cerecor, Inc. (x)*	1,590	6,901
Chiasma, Inc.*	3,229	4,844
Clearside Biomedical, Inc.*	5,081	54,316
Cocrystal Pharma, Inc.*	2,176	7,964
Collegium Pharmaceutical, Inc.*	5,334	127,215
Corium International, Inc. (x)*	4,867	38,985
Cumberland Pharmaceuticals, Inc.*	1,504	9,220
Cymabay Therapeutics, Inc.*	10,711	143,741
Depomed, Inc.*	10,722	71,516
Dermira, Inc.*	6,336	58,291
Dova Pharmaceuticals, Inc. (x)*	2,140	64,029
Durect Corp.*	28,482	44,432
Eloxx Pharmaceuticals, Inc. (x)*	3,905	66,658
Endocyte, Inc. (x)*	11,817	163,074
Evofem Biosciences, Inc.*	496	1,344
Evoke Pharma, Inc. (x)*	2,252	5,630
Evolus, Inc. (x)*	897	25,107
Eyenovia, Inc.*	499	3,144
EyePoint Pharmaceuticals, Inc. (x)*	8,346	17,360
Flex Pharma, Inc.*	1,851	1,740
Imprimis Pharmaceuticals, Inc. (x)*	3,047	6,703
Innovate Biopharmaceuticals, Inc. (x)*	3,106	73,208
Intersect ENT, Inc.*	43,668	1,635,366
Juniper Pharmaceuticals, Inc.*	1,848	16,078
Kala Pharmaceuticals, Inc.*	2,122	29,135
KemPharm, Inc.*	2,287	14,866
Lannett Co., Inc. (x)*	5,278	71,781
Marinus Pharmaceuticals, Inc.*	6,611	46,740
Melinta Therapeutics, Inc.*	3,541	22,485
Menlo Therapeutics, Inc.*	1,171	9,509
MyoKardia, Inc.*	25,646	1,273,323
Neos Therapeutics, Inc.*	5,043	31,519
NovaBay Pharmaceuticals, Inc.*	1,268	3,170
Novan, Inc.*	3,440	10,114
Novus Therapeutics, Inc. (x)*	922	6,454
Ocular Therapeutix, Inc.*	5,874	39,650
Odonate Therapeutics, Inc.*	1,246	27,512
Omeros Corp. (x)*	8,335	151,196
Optinose, Inc. (x)*	2,923	81,786
Oramed Pharmaceuticals, Inc.*	1,847	13,723
Otonomy, Inc.*	4,908	18,896
Pain Therapeutics, Inc.*	1,063	2,190
Paratek Pharmaceuticals, Inc.*	5,730	58,446
Pernix Therapeutics Holdings, Inc. (x)*	2,447	5,946
PLx Pharma, Inc.*	1,383	5,463
ProPhase Labs, Inc.	1,585	5,151
Reata Pharmaceuticals, Inc., Class A (x)*	2,891	101,098
resTORbio, Inc. (x)*	1,171	10,715
scPharmaceuticals, Inc. (x)*	1,280	7,245
SCYNEXIS, Inc.*	8,479	13,906
Sienna Biopharmaceuticals, Inc.*	2,801	42,547
SIGA Technologies, Inc. (x)*	9,425	55,985
Teligent, Inc. (x)*	7,578	26,220
Tetraphase Pharmaceuticals, Inc.*	9,383	33,497
Zomedica Pharmaceuticals Corp. (x)*	5,415	12,184
Zynerba Pharmaceuticals, Inc. (x)*	2,120	20,649

		5,491,467

Total Health Care		47,962,920

Industrials (10.0%)
Aerospace & Defense (1.1%)
Aerovironment, Inc.*	19,218	1,372,741
Air Industries Group*	3,799	6,838
Arotech Corp.*	4,321	16,204
CPI Aerostructures, Inc.*	1,390	14,595
Ducommun, Inc.*	1,952	64,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares		Value (Note 1)
Innovative Solutions & Support, Inc.*	2,181		$6,347
KeyW Holding Corp. (The) (x)*	8,869		77,515
National Presto Industries, Inc. (x)	907		112,468
SIFCO Industries, Inc.*	440		2,332
Sparton Corp.*	1,785		33,897
Vectrus, Inc.*	2,040		62,873
VirTra, Inc.*	1,247		6,385

			1,776,787

Air Freight & Logistics (1.5%)
Air T, Inc.*	197		6,600
Air Transport Services Group, Inc.*	47,602		1,075,329
Echo Global Logistics, Inc.*	43,694		1,278,049
Park-Ohio Holdings Corp.	1,602		59,755
Radiant Logistics, Inc.*	7,047		27,554

			2,447,287

Building Products (0.4%)
Alpha Pro Tech Ltd. (x)*	2,222		7,444
Armstrong Flooring, Inc.*	3,937		55,275
Caesarstone Ltd. (x)	4,165		62,892
CSW Industrials, Inc.*	2,844		150,305
Insteel Industries, Inc.	3,306		110,420
Jewett-Cameron Trading Co. Ltd.*	370		2,960
PGT Innovations, Inc.*	8,860		184,731
Quanex Building Products Corp.	6,342		113,839
Tecogen, Inc.*	2,947		10,963

			698,829

Commercial Services & Supplies (0.9%)
Acme United Corp.	470		9,753
AMREP Corp.*	671		4,744
Aqua Metals, Inc.*	4,996		14,388
ARC Document Solutions, Inc.*	7,052		12,482
BioHiTech Global, Inc.*	1,332		5,115
Casella Waste Systems, Inc., Class A*	7,296		186,851
CECO Environmental Corp.	5,569		34,194
Cemtrex, Inc. (x)*	1,146		2,395
Cenveo, Inc.*	—	@	—
CompX International, Inc.	297		3,920
Ecology and Environment, Inc., Class A	539		6,711
Ennis, Inc.	4,660		94,831
Heritage-Crystal Clean, Inc.*	2,720		54,672
Hudson Technologies, Inc. (x)*	7,061		14,193
InnerWorkings, Inc.*	8,096		70,354
Intersections, Inc. (x)*	1,472		2,988
Kimball International, Inc., Class B	6,698		108,240
LSC Communications, Inc.	6,284		98,407
NL Industries, Inc.*	1,456		12,667
Odyssey Marine Exploration, Inc. (x)*	1,456		12,070
Performant Financial Corp.*	6,896		14,826
Perma-Fix Environmental Services*	1,976		8,892
Quest Resource Holding Corp.*	1,041		2,020
RR Donnelley & Sons Co.	12,951		74,598
SP Plus Corp.*	4,147		154,268
Team, Inc. (x)*	5,402		124,786
Viad Corp.	3,696		200,509
Virco Manufacturing Corp.	1,860		8,277
VSE Corp.	1,580		75,492
Wilhelmina International, Inc.*	224		1,373

			1,414,016

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	3,461		41,532
Argan, Inc.	2,658		108,845
FTE Networks, Inc. (x)*	446		8,608
Goldfield Corp. (The)*	4,248		18,054
Great Lakes Dredge & Dock Corp.*	10,433		54,773
HC2 Holdings, Inc.*	7,742		45,291
IES Holdings, Inc.*	1,551		25,979
Infrastructure and Energy Alternatives, Inc. (x)*	3,126		29,103
Limbach Holdings, Inc.*	846		10,000
MYR Group, Inc.*	2,926		103,756
Northwest Pipe Co.*	1,747		33,839
NV5 Global, Inc.*	42,861		2,970,267
Orion Group Holdings, Inc.*	5,019		41,457
Sterling Construction Co., Inc.*	4,844		63,117

			3,554,621

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	1,271		60,855
American Superconductor Corp. (x)*	3,455		24,185
Babcock & Wilcox Enterprises, Inc. (x)*	5,924		14,099
Broadwind Energy, Inc.*	2,493		5,883
Capstone Turbine Corp.*	9,724		13,905
Energous Corp. (x)*	4,236		62,820
Energy Focus, Inc. (x)*	227		431
Enphase Energy, Inc. (x)*	15,746		105,972
Espey Manufacturing & Electronics Corp.	301		8,076
FuelCell Energy, Inc.*	14,892		19,657
LSI Industries, Inc.	4,531		24,196
Pioneer Power Solutions, Inc.*	679		3,497
Plug Power, Inc. (x)*	38,900		78,578
Polar Power, Inc. (x)*	672		4,106
Powell Industries, Inc.	1,647		57,365
Preformed Line Products Co.	557		49,450
Revolution Lighting Technologies, Inc.*	2,157		8,693
TPI Composites, Inc.*	2,642		77,252
Ultralife Corp.*	1,750		16,800
Vivint Solar, Inc.*	5,559		27,517

			663,337

Machinery (2.0%)
ARC Group Worldwide, Inc.*	2,356		5,772
ASV Holdings, Inc.*	945		5,472
Blue Bird Corp.*	2,639		58,982
Chicago Rivet & Machine Co.	138		4,451
Columbus McKinnon Corp.	4,018		174,220
Commercial Vehicle Group, Inc.*	5,511		40,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
DMC Global, Inc.	19,663	$882,869
Douglas Dynamics, Inc.	4,038	193,824
Eastern Co. (The)	981	27,517
Energy Recovery, Inc. (x)*	6,591	53,255
ExOne Co. (The) (x)*	2,148	15,208
FreightCar America, Inc.	2,209	37,089
Gencor Industries, Inc.*	1,421	22,949
Global Brass & Copper Holdings, Inc.	3,959	124,115
Graham Corp.	1,753	45,245
Hurco Cos., Inc.	1,116	49,941
Jason Industries, Inc.*	3,889	9,022
Kadant, Inc.	1,983	190,665
Kornit Digital Ltd. (x)*	37,459	666,770
LB Foster Co., Class A*	1,778	40,805
LS Starrett Co. (The), Class A	1,183	7,571
Lydall, Inc.*	3,059	133,525
Manitex International, Inc.*	2,587	32,286
Miller Industries, Inc.	2,005	51,228
NN, Inc.	5,039	95,237
Omega Flex, Inc.	516	40,821
Perma-Pipe International Holdings, Inc.*	1,255	11,734
Spartan Motors, Inc.	6,197	93,575
Taylor Devices, Inc.*	584	5,992
Titan International, Inc.	9,161	98,298
Twin Disc, Inc.*	1,542	38,272
Xerium Technologies, Inc.*	2,562	33,921

		3,291,082

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	8,581	46,681
Genco Shipping & Trading Ltd.*	1,485	23,018
Pangaea Logistics Solutions Ltd.*	1,569	4,723
Safe Bulkers, Inc.*	9,284	31,566
Scorpio Bulkers, Inc.	10,513	74,641

		180,629

Professional Services (0.8%)
Acacia Research Corp.*	7,785	32,308
Barrett Business Services, Inc.	1,305	126,024
BG Staffing, Inc.	1,343	31,225
CBIZ, Inc.*	9,422	216,706
CRA International, Inc.	1,461	74,350
DLH Holdings Corp.*	961	5,266
Forrester Research, Inc.	1,862	78,111
Franklin Covey Co.*	1,774	43,552
GP Strategies Corp.*	2,273	40,005
Heidrick & Struggles International, Inc.	3,415	119,525
Hill International, Inc.*	8,956	52,840
Hudson Global, Inc.*	5,618	9,101
Kelly Services, Inc., Class A	5,717	128,347
Kforce, Inc.	4,231	145,123
Luna Innovations, Inc.*	4,647	13,848
Mastech Digital, Inc.*	339	5,458
Mistras Group, Inc.*	3,267	61,681
Novume Solutions, Inc.*	972	1,584
RCM Technologies, Inc.	1,412	6,975
Red Violet, Inc.*	902	7,757
Resources Connection, Inc.	5,556	93,896
ShiftPixy, Inc. (x)*	3,014	7,867
Volt Information Sciences, Inc.*	2,322	7,895
Willdan Group, Inc.*	1,441	44,628

		1,354,072

Road & Rail (0.2%)
Covenant Transportation Group, Inc., Class A*	2,246	70,749
Daseke, Inc.*	7,484	74,316
PAM Transportation Services, Inc.*	406	19,070
Patriot Transportation Holding, Inc. (x)*	424	9,116
Roadrunner Transportation Systems, Inc.*	5,421	11,330
Universal Logistics Holdings, Inc.	1,519	39,874
USA Truck, Inc.*	1,467	34,430
YRC Worldwide, Inc.*	6,048	60,782

		319,667

Trading Companies & Distributors (0.4%)
BlueLinx Holdings, Inc. (x)*	1,621	60,836
CAI International, Inc.*	3,327	77,319
DXP Enterprises, Inc.*	2,901	110,818
EnviroStar, Inc. (x)	677	27,283
Foundation Building Materials, Inc.*	2,662	40,942
General Finance Corp.*	1,873	25,379
Houston Wire & Cable Co.*	2,898	24,633
Huttig Building Products, Inc. (x)*	4,237	20,126
Lawson Products, Inc.*	1,199	29,196
Titan Machinery, Inc.*	3,437	53,445
Transcat, Inc.*	1,172	22,151
Veritiv Corp.*	2,094	83,446
Willis Lease Finance Corp.*	573	18,101

		593,675

Total Industrials		16,294,002

Information Technology (19.7%)
Communications Equipment (1.4%)
Aerohive Networks, Inc.*	5,954	23,637
Applied Optoelectronics, Inc. (x)*	3,409	153,063
Aviat Networks, Inc.*	872	14,275
BK Technologies, Inc.	1,523	5,635
CalAmp Corp.*	6,303	147,679
Calix, Inc.*	7,938	61,916
Clearfield, Inc. (x)*	2,042	22,564
ClearOne, Inc.	1,035	3,985
Communications Systems, Inc.	1,291	4,919
Comtech Telecommunications Corp.	43,029	1,371,764
DASAN Zhone Solutions, Inc.*	1,027	10,024
Digi International, Inc.*	4,822	63,650
EMCORE Corp.*	4,960	25,048
Harmonic, Inc.*	15,138	64,337
Inseego Corp. (x)*	8,740	17,567
KVH Industries, Inc.*	2,904	38,914
Lantronix, Inc.*	1,410	4,004
Network-1 Technologies, Inc.	2,367	7,338
PC-Tel, Inc.	3,190	19,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Quantenna Communications, Inc.*	6,019	$93,535
Resonant, Inc. (x)*	4,349	24,528
Ribbon Communications, Inc.*	9,555	68,032
TESSCO Technologies, Inc.	1,175	20,328
Westell Technologies, Inc., Class A*	2,149	6,125

		2,272,773

Electronic Equipment, Instruments & Components (1.4%)
Airgain, Inc. (x)*	1,450	13,326
Akoustis Technologies, Inc. (x)*	2,634	19,149
Applied DNA Sciences, Inc. (x)*	4,913	6,190
Bel Fuse, Inc., Class B	1,769	36,972
ClearSign Combustion Corp.*	3,642	7,284
Coda Octopus Group, Inc.*	775	3,092
Control4 Corp.*	4,732	115,035
CTS Corp.	5,924	213,263
CUI Global, Inc.*	5,284	15,693
Daktronics, Inc.	6,579	55,987
Data I/O Corp.*	1,350	8,573
Electro Scientific Industries, Inc. (x)*	5,776	91,088
eMagin Corp. (x)*	4,932	8,878
FARO Technologies, Inc.*	3,057	166,148
Frequency Electronics, Inc.*	832	6,706
ID Systems, Inc. (x)*	2,414	14,943
Identiv, Inc.*	2,716	10,511
IEC Electronics Corp.*	1,794	10,459
Intellicheck, Inc.*	253	582
Interlink Electronics, Inc.*	196	635
Iteris, Inc.*	4,643	22,472
Key Tronic Corp.*	1,807	13,697
Kimball Electronics, Inc.*	4,682	85,681
LightPath Technologies, Inc., Class A*	4,804	11,049
LRAD Corp.*	5,758	15,144
Maxwell Technologies, Inc. (x)*	6,330	32,916
Mesa Laboratories, Inc.	601	126,859
MicroVision, Inc. (x)*	13,331	14,931
Napco Security Technologies, Inc.*	2,154	31,556
PAR Technology Corp.*	2,068	36,562
Park Electrochemical Corp.	3,550	82,325
PC Connection, Inc.	2,071	68,757
PCM, Inc.*	1,453	22,013
Perceptron, Inc.*	1,394	14,707
Research Frontiers, Inc.*	368	303
RF Industries Ltd.	1,416	10,266
Richardson Electronics Ltd.	2,049	19,957
SMTC Corp.*	2,341	6,883
Vishay Precision Group, Inc.*	20,907	797,601
Wayside Technology Group, Inc.	791	11,114
Wireless Telecom Group, Inc.*	3,057	6,725

		2,236,032

Internet Software & Services (7.2%)
Alteryx, Inc., Class A (x)*	34,290	1,308,506
Amber Road, Inc.*	4,274	40,218
Appfolio, Inc., Class A*	13,540	827,971
Apptio, Inc., Class A*	42,935	1,554,247
AutoWeb, Inc.*	1,919	8,674
Brightcove, Inc.*	6,363	61,403
Carbonite, Inc.*	21,739	758,691
Cardlytics, Inc. (x)*	1,033	22,478
Care.com, Inc.*	81,157	1,694,558
ChannelAdvisor Corp.*	4,719	66,302
Determine, Inc.*	51	72
DHI Group, Inc.*	9,183	21,580
eGain Corp.*	3,213	48,516
Five9, Inc.*	40,006	1,383,007
Fusion Connect, Inc. (x)*	3,829	15,086
Gogo, Inc. (x)*	10,505	51,054
Instructure, Inc.*	28,882	1,228,929
Internap Corp.*	3,666	38,200
Issuer Direct Corp.	338	6,723
Leaf Group Ltd.*	2,921	31,693
Limelight Networks, Inc.*	19,513	87,223
Liquidity Services, Inc.*	4,749	31,106
Marchex, Inc., Class B	6,689	20,468
Marin Software, Inc.*	796	4,617
Meet Group, Inc. (The)*	12,712	56,950
Mimecast Ltd.*	20,827	858,281
Net Element, Inc. (x)*	580	4,263
QuinStreet, Inc.*	6,796	86,309
Reis, Inc.	1,733	37,779
Remark Holdings, Inc. (x)*	4,968	19,425
Rhythmone plc*	3,030	6,727
SendGrid, Inc. (x)*	29,054	770,512
SharpSpring, Inc.*	1,312	11,467
ShotSpotter, Inc. (x)*	1,317	49,954
Support.com, Inc.*	3,161	9,009
Synacor, Inc.*	5,767	11,534
TechTarget, Inc.*	3,685	104,654
Telaria, Inc.*	8,000	32,320
Tintri, Inc. (x)*	2,467	609
Travelzoo*	868	14,843
Tucows, Inc., Class A (x)*	1,729	104,864
Veritone, Inc. (x)*	1,305	21,950
XO Group, Inc.*	4,409	141,088

		11,653,860

IT Services (0.6%)
ALJ Regional Holdings, Inc.*	4,059	7,712
Cass Information Systems, Inc.	2,176	149,752
Computer Task Group, Inc.*	2,410	18,653
ConvergeOne Holdings, Inc.	4,520	42,443
CSP, Inc.	773	7,614
Edgewater Technology, Inc.*	2,235	12,114
Everi Holdings, Inc.*	11,961	86,119
Exela Technologies, Inc.*	8,676	41,211
Hackett Group, Inc. (The)	4,436	71,287
Information Services Group, Inc.*	6,420	26,322
Innodata, Inc.*	4,323	4,323
JetPay Corp.*	766	1,494
Mattersight Corp.*	4,515	12,078
MoneyGram International, Inc.*	5,651	37,805
Perficient, Inc.*	6,203	163,572
PFSweb, Inc.*	2,822	27,430
PRGX Global, Inc.*	3,771	36,579
ServiceSource International, Inc.*	14,103	55,566
StarTek, Inc.*	1,806	11,360
Steel Connect, Inc.*	6,607	14,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Unisys Corp. (x)*	9,190	$118,551

		946,256

Semiconductors & Semiconductor Equipment (2.0%)
ACM Research, Inc., Class A (x)*	1,471	15,857
Adesto Technologies Corp. (x)*	3,282	27,569
Aehr Test Systems (x)*	3,616	8,498
Alpha & Omega Semiconductor Ltd.*	3,647	51,933
Amtech Systems, Inc.*	2,273	13,752
Aquantia Corp.*	62,881	728,161
Atomera, Inc.*	2,102	12,864
Axcelis Technologies, Inc.*	5,812	115,078
AXT, Inc.*	6,898	48,631
CEVA, Inc.*	13,413	405,072
Cohu, Inc.	5,152	126,276
CVD Equipment Corp. (x)*	980	6,527
CyberOptics Corp.*	1,295	22,533
Everspin Technologies, Inc. (x)*	2,155	19,223
FormFactor, Inc.*	13,296	176,837
GSI Technology, Inc.*	2,700	20,304
Ichor Holdings Ltd.*	18,662	396,008
Impinj, Inc.*	3,402	75,218
Intermolecular, Inc.*	3,109	5,192
inTEST Corp.*	1,813	13,235
Kopin Corp.*	11,314	32,358
Nanometrics, Inc.*	4,100	145,181
NeoPhotonics Corp. (x)*	6,317	39,355
NVE Corp.	872	106,192
PDF Solutions, Inc.*	5,044	60,427
Photronics, Inc.*	12,330	98,332
Pixelworks, Inc.*	6,283	22,682
QuickLogic Corp. (x)*	15,067	17,327
Rudolph Technologies, Inc.*	5,716	169,194
Sigma Designs, Inc.*	6,263	38,204
SMART Global Holdings, Inc. (x)*	1,812	57,748
Ultra Clean Holdings, Inc.*	6,992	116,067
Xcerra Corp.*	9,737	136,026

		3,327,861

Software (6.9%)
8x8, Inc.*	50,029	1,003,081
A10 Networks, Inc.*	9,218	57,428
Agilysys, Inc.*	2,817	43,664
American Software, Inc., Class A	5,084	74,074
Appian Corp. (x)*	44,804	1,620,112
Asure Software, Inc. (x)*	1,801	28,726
Aware, Inc.*	2,595	10,510
BSQUARE Corp.*	2,028	5,476
Datawatch Corp.*	1,995	18,953
Digimarc Corp. (x)*	2,040	54,672
Digital Turbine, Inc. (x)*	13,075	19,743
Everbridge, Inc.*	55,362	2,625,265
Evolving Systems, Inc.*	1,655	4,717
Finjan Holdings, Inc.*	3,471	11,801
GlobalSCAPE, Inc.	2,274	8,800
Glu Mobile, Inc.*	19,998	128,187
GSE Systems, Inc.*	3,149	10,234
Intelligent Systems Corp.*	1,195	10,361
Majesco*	1,017	6,255
MAM Software Group, Inc. (x)*	865	7,456
Mind CTI Ltd.	3,642	7,940
Mitek Systems, Inc.*	5,923	52,715
MobileIron, Inc.*	12,914	57,467
Model N, Inc.*	4,592	85,411
NetSol Technologies, Inc.*	1,778	9,868
NXT-ID, Inc.*	3,931	6,761
OneSpan, Inc.*	5,725	112,496
Park City Group, Inc. (x)*	2,485	19,632
QAD, Inc., Class A	1,871	93,831
RealNetworks, Inc.*	4,514	16,702
Rimini Street, Inc. (x)*	1,430	9,367
Rosetta Stone, Inc.*	3,593	57,596
Rubicon Project, Inc. (The)*	8,268	23,564
RumbleON, Inc., Class B (x)*	1,025	6,027
Seachange International, Inc.*	5,546	18,967
SITO Mobile Ltd. (x)*	4,327	11,207
Smith Micro Software, Inc. (x)*	2,800	6,412
Talend SA (ADR)*	31,832	1,982,496
Telenav, Inc.*	5,648	31,629
Upland Software, Inc.*	21,713	746,276
Varonis Systems, Inc.*	19,983	1,488,733
VirnetX Holding Corp. (x)*	9,812	33,361
Zedge, Inc., Class B*	1,152	4,332
Zix Corp.*	9,353	50,413
Zuora, Inc., Class A*	23,241	632,155

		11,314,873

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.	1,150	21,678
Avid Technology, Inc.*	5,040	26,208
Boxlight Corp., Class A*	301	1,538
Eastman Kodak Co. (x)*	3,231	12,278
Immersion Corp.*	5,511	85,089
Intevac, Inc.*	3,970	19,255
One Stop Systems, Inc.*	697	2,913
Quantum Corp.*	5,483	12,063
TransAct Technologies, Inc.	1,289	16,113
USA Technologies, Inc.*	9,405	131,669
Xplore Technologies Corp. (x)*	1,794	6,889

		335,693

Total Information Technology		32,087,348

Materials (1.5%)
Chemicals (0.8%)
Advanced Emissions Solutions, Inc. (x)	3,437	39,044
AgroFresh Solutions, Inc.*	5,734	40,195
American Vanguard Corp.	5,207	119,501
Core Molding Technologies, Inc.	1,406	20,078
Flotek Industries, Inc.*	10,160	32,817
FutureFuel Corp.	4,614	64,642
Hawkins, Inc.	1,777	62,817
Intrepid Potash, Inc.*	17,489	71,705
KMG Chemicals, Inc.	2,674	197,287
Koppers Holdings, Inc.*	3,754	143,966
LSB Industries, Inc.*	4,106	21,762
Marrone Bio Innovations, Inc. (x)*	9,903	18,222
Northern Technologies International Corp.	685	24,523
OMNOVA Solutions, Inc.*	8,020	83,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier Advanced Materials, Inc.	9,334	$159,517
Senomyx, Inc.*	8,458	10,150
Trecora Resources*	3,751	55,702
Tredegar Corp.	4,729	111,132

		1,276,468

Construction Materials (0.0%)
Forterra, Inc.*	3,443	33,501
United States Lime & Minerals, Inc.	358	30,036

		63,537

Containers & Packaging (0.1%)
Myers Industries, Inc.	5,572	106,982
UFP Technologies, Inc.*	1,154	35,601

		142,583

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.*	1,701	17,435
Caledonia Mining Corp. plc	1,874	15,815
Friedman Industries, Inc.	1,307	10,587
Gold Resource Corp.	9,531	62,809
Haynes International, Inc.	2,267	83,290
Klondex Mines Ltd.*	24,513	56,625
Olympic Steel, Inc.	1,700	34,697
Paramount Gold Nevada Corp.*	2,955	3,723
Pershing Gold Corp.*	3,728	6,822
Ramaco Resources, Inc.*	1,036	7,211
Ryerson Holding Corp.*	2,969	33,104
Schnitzer Steel Industries, Inc., Class A	4,779	161,051
SunCoke Energy, Inc.*	11,842	158,683
Synalloy Corp.	1,469	29,307
TimkenSteel Corp.*	7,293	119,241
Universal Stainless & Alloy Products, Inc.*	1,271	30,085

		830,485

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,946	68,053
Verso Corp., Class A*	6,274	136,522

		204,575

Total Materials		2,517,648

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Armada Hoffler Properties, Inc. (REIT)	8,440	125,756
Ashford Hospitality Trust, Inc. (REIT)	15,999	129,592
Bluerock Residential Growth REIT, Inc. (REIT) (x)	4,769	42,539
Braemar Hotels & Resorts, Inc. (REIT)	5,680	64,866
BRT Apartments Corp. (REIT)	1,591	20,285
CatchMark Timber Trust, Inc. (REIT), Class A	9,229	117,485
Cedar Realty Trust, Inc. (REIT)	16,770	79,154
City Office REIT, Inc. (REIT)	6,761	86,744
Clipper Realty, Inc. (REIT)	2,948	25,176
Community Healthcare Trust, Inc. (REIT)	3,301	98,601
Condor Hospitality Trust, Inc. (REIT)	1,478	15,371
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	2,264	85,126
Farmland Partners, Inc. (REIT) (x)	6,190	54,472
Front Yard Residential Corp. (REIT)	9,320	97,114
Getty Realty Corp. (REIT)	6,010	169,303
Gladstone Commercial Corp. (REIT)	5,317	102,193
Gladstone Land Corp. (REIT)	2,678	33,930
Global Medical REIT, Inc. (REIT)	3,863	34,226
Global Self Storage, Inc. (REIT)	2,261	9,383
Independence Realty Trust, Inc. (REIT)	16,237	167,404
Innovative Industrial Properties, Inc. (REIT) (x)	1,181	43,248
Jernigan Capital, Inc. (REIT)	2,661	50,719
MedEquities Realty Trust, Inc. (REIT)	5,561	61,282
NexPoint Residential Trust, Inc. (REIT)	3,144	89,447
One Liberty Properties, Inc. (REIT)	2,867	75,717
Plymouth Industrial REIT, Inc. (REIT)	847	13,552
Preferred Apartment Communities, Inc. (REIT), Class A	7,367	125,165
Reven Housing REIT, Inc. (REIT)*	477	1,860
Safety Income & Growth, Inc. (REIT)	1,640	31,111
Sotherly Hotels, Inc. (REIT)	2,795	19,509
Spirit MTA REIT (REIT)*	8,159	84,038
UMH Properties, Inc. (REIT)	6,211	95,339
Universal Health Realty Income Trust (REIT)	2,388	152,785
Urstadt Biddle Properties, Inc. (REIT), Class A	5,548	125,551
Wheeler REIT, Inc. (REIT) (x)	1,895	7,656
Whitestone REIT (REIT)	7,255	90,542

		2,626,241

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	154	10,742
Altisource Portfolio Solutions SA (x)*	1,812	52,856
American Realty Investors, Inc. (x)*	361	5,707
Consolidated-Tomoka Land Co.	744	45,763
Forestar Group, Inc. (x)*	1,945	40,359
FRP Holdings, Inc.*	1,269	82,168
Griffin Industrial Realty, Inc.	233	10,250
Income Opportunity Realty Investors, Inc. (REIT)*	177	2,301
InterGroup Corp. (The)*	164	4,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Maui Land & Pineapple Co., Inc.*	1,251	$14,011
Rafael Holdings, Inc., Class B*	1,520	13,969
Stratus Properties, Inc.*	1,146	35,010
Tejon Ranch Co.*	3,898	94,722
Transcontinental Realty Investors, Inc.*	321	10,737
Trinity Place Holdings, Inc.*	3,462	22,676

		445,748

Total Real Estate		3,071,989

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.*	8,845	15,656
Hawaiian Telcom Holdco, Inc.*	1,039	30,048
IDT Corp., Class B*	3,699	20,788
magicJack VocalTec Ltd.*	2,531	21,640
Ooma, Inc.*	3,297	46,653
ORBCOMM, Inc.*	13,277	134,097
Otelco, Inc., Class A*	460	6,877
Pareteum Corp. (x)*	8,876	22,190
pdvWireless, Inc.*	1,668	41,617
Windstream Holdings, Inc.*	7,505	39,551

		379,117

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	7,373	166,556
NII Holdings, Inc.*	16,171	63,067
Spok Holdings, Inc.	3,371	50,734

		280,357

Total Telecommunication Services		659,474

Utilities (0.5%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,562	12,708
Spark Energy, Inc., Class A (x)	2,031	19,802

		32,510

Gas Utilities (0.0%)
RGC Resources, Inc.	1,340	39,101

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp. (x)*	20,785	45,727
VivoPower International plc*	854	1,998

		47,725

Multi-Utilities (0.1%)
Unitil Corp.	2,639	134,695

Water Utilities (0.4%)
AquaVenture Holdings Ltd.*	2,021	31,487
Artesian Resources Corp., Class A	1,430	55,441
Cadiz, Inc. (x)*	3,911	51,234
Connecticut Water Service, Inc.	2,186	142,790
Consolidated Water Co. Ltd.	2,675	34,508
Global Water Resources, Inc.	1,909	17,945
Middlesex Water Co.	2,885	121,660
Pure Cycle Corp.*	3,120	29,796
York Water Co. (The)	2,323	73,871

		558,732

Total Utilities		812,763

Total Common Stocks (97.9%) (Cost $126,071,287)		159,516,349

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cytori Therapeutics, Inc.* (Cost $—)(r)	1	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Capital Markets (0.0%)
Ditech Holding Corp., expiring 1/31/28 (r)*	610	—

Total Financials		—

Total Warrants (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	2,106,106	2,106,527

	Principal Amount	Value (Note 1)
Repurchase Agreements (11.9%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $2,000,353, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $900,149, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $918,000. (xx)	900,000	900,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,000,424, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,054,288. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $306,002. (xx)	$300,000	$300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $612,001. (xx)	600,000	600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $612,002. (xx)	600,000	600,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,000,183, collateralized by various Common Stocks; total market value $1,112,195. (xx)	1,000,000	1,000,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $2,451,344, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $2,500,103. (xx)	2,450,917	2,450,917
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,020,465. (xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $3,060,046. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,800,485, collateralized by various Common Stocks; total market value $3,116,095. (xx)	2,800,000	2,800,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,700,468, collateralized by various Common Stocks; total market value $3,004,806. (xx)	2,700,000	2,700,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $1,000,410, collateralized by various Common Stocks; total market value $1,112,891. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		19,350,917

Total Short-Term Investments (13.2%) (Cost $21,457,444)		21,457,444

Total Investments in Securities (111.1%) (Cost $147,528,731)		180,973,793
Other Assets Less Liabilities (-11.1%)		(18,030,109)

Net Assets (100%)		$162,943,684

*	Non-income producing.
@	Shares are less than 0.5.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $26,501 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $18,986,217. This was secured by cash collateral of $19,350,917 which was subsequently invested in joint repurchase agreements with a total value of $19,350,917, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $91,872 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	15	9/2018	USD	1,235,625	(21,258)

					(21,258)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$18,608,720	$12,742	$—		$18,621,462
Consumer Staples	4,778,891	29,927	—		4,808,818
Energy	5,448,485	—	—		5,448,485
Financials	27,231,440	—	—		27,231,440
Health Care	47,962,920	—	—		47,962,920
Industrials	16,252,567	41,435	—		16,294,002
Information Technology	32,054,202	33,146	—		32,087,348
Materials	2,517,648	—	—		2,517,648
Real Estate	3,061,739	10,250	—		3,071,989
Telecommunication Services	659,474	—	—		659,474
Utilities	812,763	—	—		812,763
Rights
Health Care	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Company	2,106,527	—	—		2,106,527
Repurchase Agreements	—	19,350,917	—		19,350,917
Warrants
Financials	—	—	—	(c)	—	(c)

Total Assets	$161,495,376	$19,478,417	$—		$180,973,793

Liabilities:
Futures	$(21,258)	$—	$—		$(21,258)

Total Liabilities	$(21,258)	$—	$—		$(21,258)

Total	$161,474,118	$19,478,417	$—		$180,952,535

(a)	Securities with a market value of $53,586 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $59,957 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(21,258	)*

Total		$(21,258)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$236,988	$236,988

Total	$236,988	$236,988

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(30,590)	$(30,590)

Total	$(30,590)	$(30,590)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,498,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$47,413,864
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 21%)*	$53,729,119

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,311,852
Aggregate gross unrealized depreciation	(12,269,034)

Net unrealized appreciation	$33,042,818

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,909,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $128,177,814)	$161,622,876
Repurchase Agreements (Cost $19,350,917)	19,350,917
Cash	3,265,833
Cash held as collateral at broker	48,200
Receivable for securities sold	153,960
Dividends, interest and other receivables	63,299
Receivable from Separate Accounts for Portfolio shares sold	48,950
Securities lending income receivable	42,319
Other assets	1,629

Total assets	184,597,983

LIABILITIES
Payable for return of collateral on securities loaned	19,350,917
Payable for securities purchased	2,073,496
Investment management fees payable	91,425
Payable to Separate Accounts for Portfolio shares redeemed	50,518
Administrative fees payable	16,450
Due to broker for futures variation margin	2,394
Due to Custodian	539
Distribution fees payable – Class IB	31
Accrued expenses	68,529

Total liabilities	21,654,299

NET ASSETS	$162,943,684

Net assets were comprised of:
Paid in capital	$113,817,959
Accumulated undistributed net investment income (loss)	369,513
Accumulated undistributed net realized gain (loss)	15,332,408
Net unrealized appreciation (depreciation)	33,423,804

Net assets	$162,943,684

Class IB
Net asset value, offering and redemption price per share, $150,059 / 11,167 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.44

Class K
Net asset value, offering and redemption price per share, $162,793,625 / 12,061,602 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.50

(x)	Includes value of securities on loan of $18,986,217.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $216 foreign withholding tax)	$545,569
Interest	16,080
Securities lending (net)	457,719

Total income	1,019,368

EXPENSES
Investment management fees	642,693
Administrative fees	91,429
Custodian fees	44,331
Professional fees	28,591
Printing and mailing expenses	5,556
Trustees’ fees	1,621
Distribution fees – Class IB	171
Miscellaneous	9,666

Gross expenses	824,058
Less: Waiver from investment manager	(142,806)

Net expenses	681,252

NET INVESTMENT INCOME (LOSS)	338,116

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,547,925
Futures contracts	236,988

Net realized gain (loss)	15,784,913

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,509,414
Futures contracts	(30,590)

Net change in unrealized appreciation (depreciation)	7,478,824

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,263,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,601,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$338,116	$223,050
Net realized gain (loss)	15,784,913	14,802,713
Net change in unrealized appreciation (depreciation)	7,478,824	16,009,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,601,853	31,035,175

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(6)
Class K	—	(326,059)

	—	(326,065)

Distributions from net realized capital gains
Class IB	—	(9,098)
Class K	—	(10,277,266)

	—	(10,286,364)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,612,429)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares issued in reinvestment of dividends and distributions [ 0 and 821 shares, respectively ]	—	9,104

Total Class IB transactions	—	9,104

Class K
Capital shares sold [ 52,084 and 148,853 shares, respectively ]	663,427	1,638,308
Capital shares issued in reinvestment of dividends and distributions [ 0 and 953,630 shares, respectively ]	—	10,603,325
Capital shares repurchased [ (544,395) and (1,154,408) shares, respectively ]	(6,716,535)	(12,670,734)

Total Class K transactions	(6,053,108)	(429,101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,053,108)	(419,997)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,548,745	20,002,749
NET ASSETS:
Beginning of period	145,394,939	125,392,190

End of period (a)	$162,943,684	$145,394,939

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$369,513	$31,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,		May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Class IB		2017	2016
Net asset value, beginning of period	$11.53	$9.91	$8.95	$10.96		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.01)	(0.02)	(0.04)		(0.01)		(0.04)
Net realized and unrealized gain (loss)	1.90	2.51	0.98	(0.77)		0.74		0.80

Total from investment operations	1.91	2.50	0.96	(0.81)		0.73		0.76

Less distributions:
Dividends from net investment income	—	— #	—	—		—		—
Distributions from net realized gains	—	(0.88)	—	(1.20)		—		—

Total dividends and distributions	—	(0.88)	—	(1.20)		—		—

Net asset value, end of period	$13.44	$11.53	$9.91	$8.95		$11.49		$10.76

Total return (b)	16.57%	25.59%	10.73%	(7.42)%		6.78%		7.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150	$129	$103	$93		$—		$27
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.25%	1.30%		1.30%		1.30%
Before waivers and reimbursements (a)(f)	1.34%	1.35%	1.38%	1.35%		1.33%		6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.19%	(0.08)%	(0.26)%	(0.56	)%(l)	(0.41	)%(l)	(0.54	)%(l)
Before waivers and reimbursements (a)(f)	— %‡‡	(0.28)%	(0.40)%	(0.61	)%(l)	(0.44	)%(l)	(5.25	)%(l)
Portfolio turnover rate (z)^	32%	58%	103%	123%		123%		85%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,			April 21, 2014* to December 31, 2014
Class K		2017	2016	2015
Net asset value, beginning of period	$11.57	$9.94	$8.97	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.02	— #	(0.03)	(0.02)
Net realized and unrealized gain (loss)	1.90	2.52	0.99	(0.57)	0.79

Total from investment operations	1.93	2.54	0.99	(0.60)	0.77

Less distributions:
Dividends from net investment income	—	(0.03)	(0.01)	—	—
Distributions from net realized gains	—	(0.88)	—	(1.20)	—
Return of capital	—	—	(0.01)	—	—

Total dividends and distributions	—	(0.91)	(0.02)	(1.20)	—

Net asset value, end of period	$13.50	$11.57	$9.94	$8.97	$10.77

Total return (b)	16.68%	25.90%	11.00%	(5.60)%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,794	$145,266	$125,290	$121,451	$126,440
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	1.00%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.09%	1.10%	1.13%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.45%	0.17%	(0.01)%	(0.29)%	(0.28	)%(l)
Before waivers and reimbursements (a)(f)	0.26%	(0.04)%	(0.15)%	(0.33)%	(0.37	)%(l)
Portfolio turnover rate (z)^	32%	58%	103%	123%	85%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Energy	71.4%
Materials	26.5
Consumer Staples	1.7
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,054.09	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,055.24	3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (2.9%)
Fertilizers & Agricultural Chemicals (2.9%)
CF Industries Holdings, Inc.	1,837	$81,563
FMC Corp.	1,058	94,384
Israel Chemicals Ltd.	5,537	25,277
K+S AG (Registered)	1,507	37,221
Mosaic Co. (The)	2,882	80,840
Nutrien Ltd. (x)	5,074	276,037
Yara International ASA	1,399	58,060

Total Chemicals		653,382

Food Products (1.7%)
Agricultural Products (1.7%)
Archer-Daniels-Midland Co.	4,401	201,698
Bunge Ltd.	1,108	77,239
Golden Agri-Resources Ltd.	50,551	11,316
Ingredion, Inc.	569	62,988
Wilmar International Ltd.	15,129	33,978

Total Food Products		387,219

Metals & Mining (21.9%)
Aluminum (0.5%)
Alumina Ltd.	19,278	39,947
Norsk Hydro ASA	10,591	63,447

		103,394

Copper (1.5%)
Antofagasta plc	3,105	40,569
First Quantum Minerals Ltd.	5,429	79,991
Freeport-McMoRan, Inc.	10,832	186,960
Lundin Mining Corp.	5,166	28,725

		336,245

Diversified Metals & Mining (12.2%)
Anglo American plc	8,296	185,558
BHP Billiton Ltd.	25,294	634,755
BHP Billiton plc	16,633	374,491
Boliden AB*	2,154	69,886
Glencore plc*	90,882	434,188
Mitsubishi Materials Corp.	828	22,773
Rio Tinto Ltd.	3,248	200,563
Rio Tinto plc	9,464	524,710
South32 Ltd.	40,801	109,003
Sumitomo Metal Mining Co. Ltd.	1,832	70,126
Teck Resources Ltd., Class B	4,043	102,993
Turquoise Hill Resources Ltd.*	7,924	22,422

		2,751,468

Gold (3.4%)
Agnico Eagle Mines Ltd.	1,833	84,034
Barrick Gold Corp.	9,190	120,725
Franco-Nevada Corp.	1,463	106,777
Goldcorp, Inc.	6,828	93,748
Kinross Gold Corp.*	9,820	36,975
Newcrest Mining Ltd.	6,044	97,508
Newmont Mining Corp.	4,201	158,420
Randgold Resources Ltd.	743	57,069

		755,256

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,741	26,274

Silver (0.4%)
Wheaton Precious Metals Corp.	3,484	76,907

Steel (3.8%)
ArcelorMittal	5,231	153,391
BlueScope Steel Ltd.	4,379	55,934
Fortescue Metals Group Ltd.	12,261	39,834
Hitachi Metals Ltd.	1,688	17,533
JFE Holdings, Inc.	3,871	73,284
Kobe Steel Ltd.	2,439	22,338
Maruichi Steel Tube Ltd.	444	15,059
Nippon Steel & Sumitomo Metal Corp.	6,075	119,371
Nucor Corp.	2,504	156,500
Steel Dynamics, Inc.	1,859	85,421
thyssenkrupp AG	3,432	83,444
voestalpine AG	903	41,601

		863,710

Total Metals & Mining		4,913,254

Oil, Gas & Consumable Fuels (71.4%)
Coal & Consumable Fuels (0.2%)
Cameco Corp.	3,117	35,067

Integrated Oil & Gas (51.7%)
BP plc	156,871	1,197,257
Cenovus Energy, Inc.	8,225	85,400
Chevron Corp.	15,045	1,902,139
Eni SpA	20,034	372,132
Equinor ASA	9,160	243,387
Exxon Mobil Corp.	33,373	2,760,948
Galp Energia SGPS SA	3,947	75,293
Husky Energy, Inc.	2,770	43,173
Imperial Oil Ltd.	2,291	76,155
Occidental Petroleum Corp.	6,026	504,256
OMV AG	1,160	65,795
Origin Energy Ltd.*	13,849	102,797
Repsol SA	10,573	207,000
Royal Dutch Shell plc, Class A	36,205	1,256,177
Royal Dutch Shell plc, Class B	29,498	1,056,365
Suncor Energy, Inc.	12,922	525,864
TOTAL SA	18,975	1,156,922

		11,631,060

Oil & Gas Exploration & Production (19.5%)
Aker BP ASA	851	31,430
Anadarko Petroleum Corp.	4,194	307,210
Antero Resources Corp.*	1,620	34,587
Apache Corp.	3,004	140,437
ARC Resources Ltd.	2,786	28,779
Cabot Oil & Gas Corp.	3,642	86,680
Canadian Natural Resources Ltd.	9,593	346,243
Cimarex Energy Co.	752	76,508
Concho Resources, Inc.*	1,174	162,423
ConocoPhillips	9,251	644,055
Continental Resources, Inc.*	739	47,858
Crescent Point Energy Corp. (x)	4,298	31,582
Devon Energy Corp.	4,143	182,126
Diamondback Energy, Inc.	773	101,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Encana Corp.	7,663	$100,083
EOG Resources, Inc.	4,557	567,027
EQT Corp.	2,083	114,940
Hess Corp.	2,233	149,365
Inpex Corp.	8,061	83,693
Lundin Petroleum AB	1,474	47,017
Marathon Oil Corp.	6,692	139,595
Newfield Exploration Co.*	1,573	47,583
Noble Energy, Inc.	3,835	135,299
Oil Search Ltd.	10,799	71,127
Parsley Energy, Inc., Class A*	1,871	56,654
Pioneer Natural Resources Co.	1,342	253,960
PrairieSky Royalty Ltd.	1,672	33,004
Santos Ltd.*	13,944	64,702
Seven Generations Energy Ltd., Class A*	2,095	23,091
Tourmaline Oil Corp.	2,028	36,236
Vermilion Energy, Inc.	1,137	41,003
Woodside Petroleum Ltd.	7,091	186,083

		4,372,084

Total Oil, Gas & Consumable Fuels		16,038,211

Paper & Forest Products (1.7%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	477	32,833

Paper Products (1.6%)
Mondi plc	2,892	78,281
Oji Holdings Corp.	6,790	42,133
Stora Enso OYJ, Class R	4,339	84,924
UPM-Kymmene OYJ	4,203	150,291

		355,629

Total Paper & Forest Products		388,462

Total Common Stocks (99.6%) (Cost $20,538,376)		22,380,528

	Number of Rights	Value (Note 1)
RIGHTS:
Oil, Gas & Consumable Fuels (0.0%)
Integrated Oil & Gas (0.0%)
Repsol SA, expiring 7/6/18* (Cost $5957)	10,573	6,002

Total Investments in Securities (99.6%) (Cost $20,544,333)		22,386,530
Other Assets Less Liabilities (0.4%)		98,452

Net Assets (100%)		$22,484,982

*	Non-income producing.
(x)

All or a portion of security is on loan at June 30, 2018, the Portfolio had loaned securities with a total value of $255,128. This was secured by $260,913 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 8/16/18 - 2/15/48.

Country Diversification As a Percentage of Total Net Assets
Australia	11.1%
Austria	0.5
Canada	10.4
Chile	0.3
Finland	1.0
France	5.1
Germany	0.5
Israel	0.1
Italy	1.7
Japan	2.1
Jersey	0.3
Luxembourg	0.7
Mexico	0.1
Mongolia	0.1
Netherlands	10.3
Norway	1.8
Portugal	0.3
Singapore	0.2
South Africa	0.8
Spain	1.0
Sweden	0.5
Switzerland	1.9
United Kingdom	5.7
United States	42.7
Zambia	0.4
Cash and Other	0.4

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$341,925	$45,294	$—	$387,219
Energy	9,821,034	6,217,177	—	16,038,211
Materials	1,906,255	4,048,843	—	5,955,098
Rights
Energy	—	6,002	—	6,002

Total Assets	$12,069,214	$10,317,316	$—	$22,386,530

Total Liabilities	$—	$—	$—	$—

Total	$12,069,214	$10,317,316	$—	$22,386,530

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,105,593
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,175,533

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,090,427
Aggregate gross unrealized depreciation	(1,405,853)

Net unrealized appreciation	$1,684,574

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,701,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $20,544,333)	$22,386,530
Cash	111,525
Foreign cash (Cost $16,737)	16,674
Dividends, interest and other receivables	15,452
Securities lending income receivable	1,138
Receivable from Separate Accounts for Portfolio shares sold	13
Other assets	246

Total assets	22,531,578

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	3,236
Administrative fees payable	1,826
Investment management fees payable	1,739
Distribution fees payable – Class IB	1,369
Trustees’ fees payable	19
Accrued expenses	38,407

Total liabilities	46,596

NET ASSETS	$22,484,982

Net assets were comprised of:
Paid in capital	$21,932,246
Accumulated undistributed net investment income (loss)	289,356
Accumulated undistributed net realized gain (loss)	(1,578,704)
Net unrealized appreciation (depreciation)	1,842,084

Net assets	$22,484,982

Class IB
Net asset value, offering and redemption price per share, $6,713,393 / 733,151 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.16

Class K
Net asset value, offering and redemption price per share, $15,771,589 / 1,720,059 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.17

(x)	Includes value of securities on loan of $255,128.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,390 foreign withholding tax)	$378,482
Interest	231
Securities lending (net)	6,792

Total income	385,505

EXPENSES
Investment management fees	55,248
Professional fees	25,539
Custodian fees	15,372
Administrative fees	10,786
Distribution fees – Class IB	7,965
Trustees’ fees	896
Printing and mailing expenses	827
Miscellaneous	4,628

Gross expenses	121,261
Less: Waiver from investment manager	(41,449)

Net expenses	79,812

NET INVESTMENT INCOME (LOSS)	305,693

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,601
Foreign currency transactions	397

Net realized gain (loss)	13,998

Change in unrealized appreciation (depreciation) on:
Investments in securities	877,952
Foreign currency translations	(327)

Net change in unrealized appreciation (depreciation)	877,625

NET REALIZED AND UNREALIZED GAIN (LOSS)	891,623

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,197,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$305,693	$556,676
Net realized gain (loss)	13,998	(213,345)
Net change in unrealized appreciation (depreciation)	877,625	2,061,271

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,197,316	2,404,602

DIVIDENDS:
Dividends from net investment income
Class IB	—	(148,365)
Class K	—	(423,774)

TOTAL DIVIDENDS	—	(572,139)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 91,658 and 296,026 shares, respectively ]	807,628	2,324,471
Capital shares issued in reinvestment of dividends [ 0 and 17,921 shares, respectively ]	—	148,365
Capital shares repurchased [ (81,762) and (304,876) shares, respectively ]	(729,546)	(2,376,386)

Total Class IB transactions	78,082	96,450

Class K
Capital shares sold [ 23,251 and 130,939 shares, respectively ]	205,664	1,024,613
Capital shares issued in reinvestment of dividends [ 0 and 51,187 shares, respectively ]	—	423,774
Capital shares repurchased [ (185,758) and (481,521) shares, respectively ]	(1,638,860)	(3,766,520)

Total Class K transactions	(1,433,196)	(2,318,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,355,114)	(2,221,683)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,798)	(389,220)
NET ASSETS:
Beginning of period	22,642,780	23,032,000

End of period (a)	$22,484,982	$22,642,780

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$289,356	$(16,337)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
Class IB		2017	2016	2015	2014
Net asset value, beginning of period	$8.69	$7.95	$6.27	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.19	0.17	0.24	0.15	0.13
Net realized and unrealized gain (loss)	0.36	0.76	1.68	(2.51)	(1.48)	0.30

Total from investment operations	0.47	0.95	1.85	(2.27)	(1.33)	0.43

Less distributions:
Dividends from net investment income	—	(0.21)	(0.17)	(0.23)	(0.13)	(0.12)
Distributions from net realized gains	—	—	—	—	(0.08)	—

Total dividends and distributions	—	(0.21)	(0.17)	(0.23)	(0.21)	(0.12)

Net asset value, end of period	$9.16	$8.69	$7.95	$6.27	$8.77	$10.31

Total return (b)	5.41%	12.10%	29.48%	(25.76)%	(12.81)%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,713	$6,284	$5,680	$2,097	$3,662	$3,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.90%	0.93%	1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.28%	1.52%	1.61%	1.84%	1.90%	2.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.59%	2.41%	2.32%	3.01%	1.40%	1.51	%(l)
Before waivers and reimbursements (a)(f)	2.22%	1.79%	1.62%	2.11%	0.60%	0.41	%(l)
Portfolio turnover rate (z)^	5%	13%	18%	56%	31%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
Class K		2017	2016	2015	2014
Net asset value, beginning of period	$8.69	$7.95	$6.27	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.21	0.19	0.26	0.17	0.16
Net realized and unrealized gain (loss)	0.36	0.76	1.68	(2.51)	(1.47)	0.29

Total from investment operations	0.48	0.97	1.87	(2.25)	(1.30)	0.45

Less distributions:
Dividends from net investment income	—	(0.23)	(0.19)	(0.25)	(0.16)	(0.14)
Distributions from net realized gains	—	—	—	—	(0.08)	—

Total dividends and distributions	—	(0.23)	(0.19)	(0.25)	(0.24)	(0.14)

Net asset value, end of period	$9.17	$8.69	$7.95	$6.27	$8.77	$10.31

Total return (b)	5.52%	12.36%	29.81%	(25.57)%	(12.59)%	4.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,772	$16,359	$17,352	$13,197	$16,011	$17,069
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%	0.68%	0.85%	0.85%
Before waivers and reimbursements (a)(f)	1.02%	1.28%	1.35%	1.63%	1.62%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.84%	2.66%	2.68%	3.33%	1.63%	1.77	%(l)
Before waivers and reimbursements (a)(f)	2.46%	2.03%	1.97%	2.38%	0.86%	0.70	%(l)
Portfolio turnover rate (z)^	5%	13%	18%	56%	31%	28%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Real Estate	98.9%
Repurchase Agreements	0.9
Exchange Traded Fund	0.3
Health Care	0.2
Consumer Discretionary	0.1
Closed-ended Funds	0.1
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,004.53	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,005.42	3.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (78.7%)
Diversified REITs (9.7%)
Activia Properties, Inc. (REIT)	14	$64,237
American Assets Trust, Inc. (REIT)	850	32,546
Artis REIT (REIT)	2,606	25,988
Cofinimmo SA (REIT)	396	48,835
Colony Capital, Inc. (REIT)	9,400	58,656
Cominar REIT (REIT)	3,459	33,731
Covivio (REIT)	732	76,165
Custodian Reit plc (REIT)	3,757	6,009
Daiwa House REIT Investment Corp. (REIT)	36	85,484
Dream Global REIT (REIT)	3,181	34,746
Empire State Realty Trust, Inc. (REIT), Class A	2,600	44,460
F&C UK Real Estate Investment Ltd. (REIT)	886	1,167
Forest City Realty Trust, Inc. (REIT), Class A	4,071	92,859
Gecina SA (REIT)	994	166,342
Global Net Lease, Inc. (REIT)	1,258	25,701
GPT Group (The) (REIT)	33,672	126,090
H&R REIT (REIT)	5,591	85,567
Hamborner REIT AG (REIT)	1,454	15,469
Hispania Activos Inmobiliarios SOCIMI SA (REIT)	1,697	36,127
Hulic Reit, Inc. (REIT)	22	34,098
Icade (REIT)	648	60,766
Kenedix Office Investment Corp. (REIT)	7	43,499
Land Securities Group plc (REIT)	13,808	174,377
Lar Espana Real Estate Socimi SA (REIT)	1,710	19,091
Leasinvest Real Estate SCA (REIT)	14	1,566
Lexington Realty Trust (REIT)	4,089	35,697
Liberty Property Trust (REIT)	2,855	126,562
LondonMetric Property plc (REIT)	10,388	25,363
LXI REIT plc (REIT) (m)	302	440
Merlin Properties Socimi SA (REIT)	6,474	94,164
Mirvac Group (REIT)	68,727	110,369
Nomura Real Estate Master Fund, Inc. (REIT)	79	111,527
Premier Investment Corp. (REIT)	30	30,457
PS Business Parks, Inc. (REIT)	397	51,014
RDI REIT plc (REIT)	13,793	6,362
Schroder REIT Ltd. (REIT)	3,845	3,131
Sekisui House Reit, Inc. (REIT)	68	44,590
Select Income REIT (REIT)	1,185	26,627
Standard Life Investment Property Income Trust Ltd. (REIT)	3,820	4,694
Stockland (REIT)	45,519	133,735
STORE Capital Corp. (REIT)	3,434	94,092
Suntec REIT (REIT)	33,768	42,876
Tokyu REIT, Inc. (REIT)	17	22,879
United Urban Investment Corp. (REIT)	56	86,948
VEREIT, Inc. (REIT)	18,729	139,344
Washington REIT (REIT)	1,516	45,980
WP Carey, Inc. (REIT)	2,076	137,743

		2,768,170

Health Care REITs (6.8%)
Aedifica SA (REIT)	364	33,199
Assura plc (REIT)	38,780	29,480
CareTrust REIT, Inc. (REIT)	1,450	24,200
HCP, Inc. (REIT)	9,094	234,807
Healthcare Realty Trust, Inc. (REIT)	2,378	69,152
Healthcare Trust of America, Inc. (REIT), Class A	3,912	105,467
LTC Properties, Inc. (REIT)	771	32,952
Medical Properties Trust, Inc. (REIT)	6,995	98,210
National Health Investors, Inc. (REIT)	770	56,734
New Senior Investment Group, Inc. (REIT)	1,400	10,598
NorthWest Healthcare Properties REIT (REIT)	1,700	14,599
Omega Healthcare Investors, Inc. (REIT) (x)	3,785	117,335
Physicians Realty Trust (REIT)	3,478	55,439
Primary Health Properties plc (REIT)	10,540	16,219
Quality Care Properties, Inc. (REIT)*	1,778	38,245
Sabra Health Care REIT, Inc. (REIT)	3,421	74,339
Senior Housing Properties Trust (REIT)	4,518	81,731
Target Healthcare REIT Ltd. (REIT)	3,140	4,579
Universal Health Realty Income Trust (REIT)	267	17,083
Ventas, Inc. (REIT)	6,894	392,613
Welltower, Inc. (REIT)	7,143	447,795

		1,954,776

Hotel & Resort REITs (4.3%)
Apple Hospitality REIT, Inc. (REIT)	4,172	74,595
Ashford Hospitality Trust, Inc. (REIT)	1,602	12,976
CDL Hospitality Trusts (REIT)	10,820	12,468
Chatham Lodging Trust (REIT)	822	17,443
Chesapeake Lodging Trust (REIT)	1,123	35,532
DiamondRock Hospitality Co. (REIT)	3,796	46,615
Hersha Hospitality Trust (REIT)	649	13,921
Hospitality Properties Trust (REIT)	3,130	89,549
Host Hotels & Resorts, Inc. (REIT)	14,145	298,035
Invincible Investment Corp. (REIT)	74	33,352
Japan Hotel REIT Investment Corp. (REIT)	84	62,973
LaSalle Hotel Properties (REIT)	2,118	72,499
Park Hotels & Resorts, Inc. (REIT)	3,864	118,354
Pebblebrook Hotel Trust (REIT)	1,312	50,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
RLJ Lodging Trust (REIT)	3,324	$73,294
Ryman Hospitality Properties, Inc. (REIT)	857	71,260
Summit Hotel Properties, Inc. (REIT)	1,973	28,234
Sunstone Hotel Investors, Inc. (REIT)	4,308	71,599
Xenia Hotels & Resorts, Inc. (REIT)	2,072	50,474

		1,234,079

Industrial REITs (8.1%)
Americold Realty Trust (REIT)	1,000	22,020
Ascendas REIT (REIT)	43,423	84,137
DCT Industrial Trust, Inc. (REIT)	1,840	122,783
Duke Realty Corp. (REIT)	6,874	199,552
EastGroup Properties, Inc. (REIT)	696	66,510
First Industrial Realty Trust, Inc. (REIT)	2,397	79,916
GLP J-Reit (REIT)	58	61,607
Goodman Group (REIT)	34,219	243,615
Gramercy Property Trust (REIT)	3,048	83,271
Granite REIT (REIT)	922	37,605
Hansteen Holdings plc (REIT)	4,249	5,843
Industrial & Infrastructure Fund Investment Corp. (REIT)	30	33,437
Japan Logistics Fund, Inc. (REIT)	17	34,656
Mapletree Industrial Trust (REIT)	21,801	30,881
Mapletree Logistics Trust (REIT)	34,100	30,784
Monmouth Real Estate Investment Corp. (REIT)	1,439	23,787
Nippon Prologis REIT, Inc. (REIT)	39	80,948
Prologis, Inc. (REIT)	10,177	668,527
Rexford Industrial Realty, Inc. (REIT)	1,522	47,776
Segro plc (REIT)	19,501	172,280
STAG Industrial, Inc. (REIT)	1,886	51,356
Terreno Realty Corp. (REIT)	1,075	40,495
Tritax Big Box REIT plc (REIT)	26,038	53,573
Warehouses De Pauw CVA (CVA) (REIT)	362	45,825

		2,321,184

Office REITs (11.7%)
Alexandria Real Estate Equities, Inc. (REIT)	1,964	247,798
Allied Properties REIT (REIT)	1,815	57,778
alstria office REIT-AG (REIT)	3,053	45,885
Axiare Patrimonio Socimi SA (REIT)	200	4,097
Befimmo SA (REIT)	416	25,651
Beni Stabili SpA SIIQ (REIT)	14,001	12,271
Boston Properties, Inc. (REIT)	2,965	371,870
Brandywine Realty Trust (REIT)	3,345	56,464
CapitaLand Commercial Trust (REIT)	41,386	50,423
Champion REIT (REIT)	30,509	20,260
Columbia Property Trust, Inc. (REIT)	2,278	51,733
Corporate Office Properties Trust (REIT)	1,959	56,791
Cousins Properties, Inc. (REIT)	8,066	78,160
Cromwell Property Group (REIT) (x)	22,915	18,993
Daiwa Office Investment Corp. (REIT)	6	34,467
Derwent London plc (REIT)	1,958	80,261
Dexus (REIT)	19,740	141,849
Douglas Emmett, Inc. (REIT)	3,108	124,879
Dream Office REIT (REIT)	910	16,218
Easterly Government Properties, Inc. (REIT)	869	17,171
Franklin Street Properties Corp. (REIT)	1,994	17,069
Government Properties Income Trust (REIT)	1,847	29,275
Great Portland Estates plc (REIT)	5,451	51,394
Green REIT plc (REIT)	10,490	18,130
Hibernia REIT plc (Dublin Stock Exchange) (REIT)	11	19
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	10,551	18,186
Highwoods Properties, Inc. (REIT)	1,949	98,873
Hudson Pacific Properties, Inc. (REIT)	2,963	104,979
Inmobiliaria Colonial Socimi SA (REIT)	5,481	60,583
Intervest Offices & Warehouses NV (REIT)	297	7,509
Investa Office Fund (REIT)	9,259	35,837
Japan Excellent, Inc. (REIT)	27	34,800
Japan Prime Realty Investment Corp. (REIT)	17	61,803
Japan Real Estate Investment Corp. (REIT)	25	132,322
JBG SMITH Properties (REIT)	1,966	71,700
Keppel REIT (REIT)	31,881	25,739
Kilroy Realty Corp. (REIT)	1,870	141,447
Mack-Cali Realty Corp. (REIT)	1,699	34,456
Mori Hills REIT Investment Corp. (REIT)	31	39,788
Mori Trust Sogo Reit, Inc. (REIT)	23	32,968
Nippon Building Fund, Inc. (REIT)	25	144,289
NSI NV (REIT)	337	14,128
Orix JREIT, Inc. (REIT)	51	81,488
Paramount Group, Inc. (REIT)	3,984	61,354
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,411	48,051
Regional REIT Ltd. (REIT) (m)	2,109	2,644
SL Green Realty Corp. (REIT)	1,642	165,070
Tier REIT, Inc. (REIT)	882	20,974
Vornado Realty Trust (REIT)	3,332	246,301
Workspace Group plc (REIT)	2,359	33,624

		3,347,819

Residential REITs (10.6%)
Advance Residence Investment Corp. (REIT)	26	66,647
American Campus Communities, Inc. (REIT)	2,647	113,503
American Homes 4 Rent (REIT), Class A	4,992	110,723
Apartment Investment & Management Co. (REIT), Class A	3,023	127,873

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	2,651	$455,680
Boardwalk REIT (REIT)	751	26,089
Camden Property Trust (REIT)	1,718	156,561
Canadian Apartment Properties REIT (REIT)	2,660	86,256
Comforia Residential REIT, Inc. (REIT)	13	30,646
Education Realty Trust, Inc. (REIT)	1,560	64,740
Empiric Student Property plc (REIT)	6,960	8,138
Equity LifeStyle Properties, Inc. (REIT)	1,626	149,429
Equity Residential (REIT)	6,936	441,754
Essex Property Trust, Inc. (REIT)	1,269	303,380
GCP Student Living plc (REIT)	4,856	9,421
Independence Realty Trust, Inc. (REIT)	1,650	17,012
Investors Real Estate Trust (REIT)	2,280	12,608
Invitation Homes, Inc. (REIT)	5,757	132,756
Irish Residential Properties REIT plc (REIT)	3,635	5,858
Japan Rental Housing Investments, Inc. (REIT)	35	28,167
Killam Apartment REIT (REIT)	1,521	17,331
Mid-America Apartment Communities, Inc. (REIT)	2,226	224,091
Nippon Accommodations Fund, Inc. (REIT)	9	40,970
Northview Apartment REIT (REIT)	832	16,632
Sun Communities, Inc. (REIT)	1,528	149,561
Triple Point Social Housing REIT plc (REIT) (m)	253	357
UDR, Inc. (REIT)	5,103	191,567
UNITE Group plc (The) (REIT)	5,012	56,952
Xior Student Housing NV (REIT) (m)	100	4,426

		3,049,128

Retail REITs (20.4%)
Acadia Realty Trust (REIT)	1,526	41,767
AEON REIT Investment Corp. (REIT)	33	38,063
Agree Realty Corp. (REIT)	593	31,293
Alexander’s, Inc. (REIT)	52	19,897
British Land Co. plc (The) (REIT)	18,991	168,476
Brixmor Property Group, Inc. (REIT)	5,784	100,815
BWP Trust (REIT) (x)	7,320	17,606
Capital & Regional plc (REIT)	2,972	1,996
CapitaLand Mall Trust (REIT)	41,290	62,730
CBL & Associates Properties, Inc. (REIT) (x)	3,241	18,052
Charter Hall Retail REIT (REIT) (x)	4,902	15,200
Choice Properties REIT (REIT)	5,316	48,969
Crombie REIT (REIT)	1,665	16,110
DDR Corp. (REIT)	2,928	52,411
Eurocommercial Properties NV (CVA) (REIT)	997	42,334
Federal Realty Investment Trust (REIT)	1,411	178,562
Fortune REIT (REIT)	21,419	25,171
Frontier Real Estate Investment Corp. (REIT)	9	36,174
Fukuoka REIT Corp. (REIT)	14	22,205
Getty Realty Corp. (REIT)	597	16,817
GGP, Inc. (REIT)	11,854	242,177
Hammerson plc (REIT)	15,347	105,848
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	944	7,587
Intu Properties plc (REIT)	15,143	36,013
Japan Retail Fund Investment Corp. (REIT)	53	95,550
Kenedix Retail REIT Corp. (REIT)	10	22,102
Kimco Realty Corp. (REIT)	7,807	132,641
Kite Realty Group Trust (REIT)	1,564	26,713
Kiwi Property Group Ltd. (REIT)	22,131	20,161
Klepierre SA (REIT)	3,836	144,470
Link REIT (REIT)	41,617	380,068
Macerich Co. (The) (REIT)	2,624	149,122
Mapletree Commercial Trust (REIT)	32,521	37,474
Mercialys SA (REIT)	763	13,285
National Retail Properties, Inc. (REIT)	2,940	129,242
NewRiver REIT plc (REIT)	5,741	20,457
Pennsylvania REIT (REIT) (x)	1,304	14,331
Ramco-Gershenson Properties Trust (REIT)	1,490	19,683
Realty Income Corp. (REIT)	5,511	296,437
Regency Centers Corp. (REIT)	2,944	182,764
Retail Estates NV (REIT)	179	15,949
Retail Opportunity Investments Corp. (REIT)	2,089	40,025
Retail Properties of America, Inc. (REIT), Class A	4,201	53,689
RioCan REIT (REIT)	6,093	111,928
Saul Centers, Inc. (REIT)	219	11,734
Scentre Group (REIT)	97,441	316,568
Seritage Growth Properties (REIT), Class A (x)	608	25,797
Shaftesbury plc (REIT)	4,430	54,694
Shopping Centres Australasia Property Group (REIT) (x)	11,792	21,380
Simon Property Group, Inc. (REIT)	5,919	1,007,355
SmartCentres REIT (REIT)	2,279	52,925
Spirit MTA REIT (REIT)*	825	8,497
Spirit Realty Capital, Inc. (REIT)	8,255	66,288
Tanger Factory Outlet Centers, Inc. (REIT) (x)	1,734	40,732
Taubman Centers, Inc. (REIT)	1,134	66,634
Unibail-Rodamco-Westfield (REIT)	2,619	576,674
Urban Edge Properties (REIT)	2,106	48,164
Urstadt Biddle Properties, Inc. (REIT), Class A	532	12,039
Vastned Retail NV (REIT)	431	20,334
Vicinity Centres (REIT)	59,559	114,158
Washington Prime Group, Inc. (REIT)	3,568	28,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Weingarten Realty Investors (REIT)	2,312	$71,233
Wereldhave Belgium NV (REIT)	42	4,797
Wereldhave NV (REIT)	872	34,277

		5,835,580

Specialized REITs (7.1%)
Big Yellow Group plc (REIT)	2,849	35,851
CubeSmart (REIT)	3,490	112,448
Digital Realty Trust, Inc. (REIT)	3,945	440,183
EPR Properties (REIT)	1,440	93,298
Extra Space Storage, Inc. (REIT)	2,364	235,951
Four Corners Property Trust, Inc. (REIT)	1,168	28,768
Gaming and Leisure Properties, Inc. (REIT)	3,883	139,011
Life Storage, Inc. (REIT)	912	88,747
National Storage Affiliates Trust (REIT)	975	30,049
Public Storage (REIT)	2,866	650,181
QTS Realty Trust, Inc. (REIT), Class A	989	39,065
Safestore Holdings plc (REIT)	3,919	28,421
VICI Properties, Inc. (REIT)	5,231	107,968

		2,029,941

Total Equity Real Estate Investment Trusts (REITs)		22,540,677

Health Care Providers & Services (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	4,053	47,262

Total Health Care Providers & Services		47,262

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,485	25,234

Total Hotels, Restaurants & Leisure		25,234

Real Estate Management & Development (20.2%)
Diversified Real Estate Activities (8.5%)
Allreal Holding AG (Registered)*	288	46,968
CapitaLand Ltd.	46,596	108,069
City Developments Ltd.	9,124	73,193
D Carnegie & Co. AB*	792	12,839
DIC Asset AG	849	9,528
Hang Lung Properties Ltd.	36,860	76,017
Henderson Land Development Co. Ltd.	24,763	130,986
Mitsubishi Estate Co. Ltd.	22,861	399,962
Mitsui Fudosan Co. Ltd.	18,293	441,814
Mobimo Holding AG (Registered)	121	29,935
New World Development Co. Ltd.	106,065	149,250
Nomura Real Estate Holdings, Inc.	2,265	50,286
Sumitomo Realty & Development Co. Ltd.	8,357	308,646
Sun Hung Kai Properties Ltd.	27,539	415,598
Tokyo Tatemono Co. Ltd.	3,978	54,650
UOL Group Ltd.	9,500	53,130
Wharf Holdings Ltd. (The)	22,063	70,866

		2,431,737

Real Estate Development (1.8%)
CK Asset Holdings Ltd.	51,496	408,917
Helical plc	1,902	8,509
Sino Land Co. Ltd.	56,945	92,615

		510,041

Real Estate Operating Companies (9.9%)
ADLER Real Estate AG*	545	9,165
ADO Properties SA (m)	572	31,101
Aeon Mall Co. Ltd.	2,291	41,179
Aroundtown SA	12,050	98,996
Azrieli Group Ltd.	728	36,099
BUWOG AG*	572	19,238
CA Immobilien Anlagen AG	1,315	43,828
Capital & Counties Properties plc	12,867	48,787
Carmila SA (REIT)	730	20,332
Castellum AB	5,222	84,626
Catena AB	300	5,855
Citycon OYJ	5,154	11,159
Daejan Holdings plc	96	7,450
Deutsche EuroShop AG	1,001	35,373
Deutsche Wohnen SE	6,873	332,288
Dios Fastigheter AB	1,616	9,698
Entra ASA (m)	2,092	28,563
Fabege AB	5,102	60,882
Fastighets AB Balder, Class B*	1,891	49,361
First Capital Realty, Inc.	2,852	44,820
Grainger plc	7,617	30,962
Grand City Properties SA	2,095	54,411
Hemfosa Fastigheter AB	2,910	34,049
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,800
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	22,382	160,031
Hufvudstaden AB, Class A	2,130	30,511
Hulic Co. Ltd.	6,879	73,503
Hysan Development Co. Ltd.	11,915	66,518
Kennedy-Wilson Holdings, Inc.	2,361	49,935
Klovern AB, Class B	5,834	6,474
Kojamo OYJ*	1,727	18,454
Kungsleden AB	3,636	25,088
LEG Immobilien AG	1,234	134,134
NTT Urban Development Corp.	2,082	22,378
Phoenix Spree Deutschland Ltd.	1,650	7,513
PSP Swiss Property AG (Registered)	787	73,113
Sirius Real Estate Ltd.	11,652	9,596
Swire Properties Ltd.	19,116	70,659
Swiss Prime Site AG (Registered)*	1,384	127,387
TAG Immobilien AG	2,440	53,655
Technopolis OYJ	2,725	12,267
TLG Immobilien AG	1,646	43,903
Victoria Park AB, Class B	2,250	9,546
Vonovia SE	9,891	470,807
Wallenstam AB, Class B	3,148	28,311
Wharf Real Estate Investment Co. Ltd.	23,511	167,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Wihlborgs Fastigheter AB	2,548	$29,483

		2,830,654

Total Real Estate Management & Development		5,772,432

Total Common Stocks (99.2%) (Cost $25,437,716)		28,385,605

CLOSED END FUNDS:
F&C Commercial Property Trust Ltd. (x)	7,693	15,290
MedicX Fund Ltd.	3,588	3,855
Picton Property Income Ltd. (The)	6,225	7,476
UK Commercial Property Trust Ltd.	8,303	9,643

Total Closed End Funds (0.1%) (Cost $32,863)		36,264

EXCHANGE TRADED FUNDS (ETF):
iShares International Developed Real Estate ETF	1,276	37,234
iShares U.S. Real Estate ETF	464	37,389

Total Exchange Traded Funds (0.3%) (Cost $74,424)		74,623

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $16,066, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $16,384. (xx)	$16,063	16,063
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $65,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $68,529. (xx)	65,000	65,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $6,583, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $6,714. (xx)	6,582	6,582
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $11,417, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $11,643. (xx)	11,415	11,415
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $11,435, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $11,662. (xx)	11,433	11,433
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $66,713, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $68,036. (xx)	66,702	66,702
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $45,129, collateralized by various Common Stocks; total market value $50,215. (xx)	45,121	45,121
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $43,614, collateralized by various Common Stocks; total market value $48,529. (xx)	43,606	43,606

Total Repurchase Agreements		265,922

Total Short-Term Investments (0.9%) (Cost $265,922)		265,922

Total Investments in Securities (100.5%) (Cost $25,810,925)		28,762,414
Other Assets Less Liabilities (-0.5%)		(141,873)

Net Assets (100%)		$28,620,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $67,531 or 0.2% of net assets.

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $271,058. This was secured by cash collateral of $265,922 which was subsequently invested in joint repurchase agreements with a total value of $265,922, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $17,172 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 8/16/18 - 2/15/48.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	4.5%
Austria	0.2
Belgium	0.7
Canada	2.7
Finland	0.1
France	3.7
Germany	4.7
Guernsey	0.1
Hong Kong	7.8
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	11.1
Netherlands	0.4
New Zealand	0.1
Norway	0.1
Singapore	2.1
Spain	0.8
Sweden	1.4
Switzerland	1.0
United Kingdom	4.5
United States	54.1
Cash and Other	(0.5)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$36,264	$—	$36,264
Common Stocks
Consumer Discretionary	—	25,234	—	25,234
Health Care	47,262	—	—	47,262
Real Estate	15,873,456	12,439,653	—	28,313,109
Exchange Traded Funds	74,623	—	—	74,623
Short-Term Investments
Repurchase Agreements	—	265,922	—	265,922

Total Assets	$15,995,341	$12,767,073	$—	$28,762,414

Total Liabilities	$—	$—	$—	$—

Total	$15,995,341	$12,767,073	$—	$28,762,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,812,091
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,008,155

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,940,279
Aggregate gross unrealized depreciation	(1,554,447)

Net unrealized appreciation	$2,385,832

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,376,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $25,545,003)	$28,496,492
Repurchase Agreements (Cost $265,922)	265,922
Cash	98,520
Foreign cash (Cost $18,807)	18,754
Dividends, interest and other receivables	143,008
Receivable from Separate Accounts for Portfolio shares sold	7,249
Receivable for securities sold	5,086
Securities lending income receivable	232
Other assets	301

Total assets	29,035,564

LIABILITIES
Payable for return of collateral on securities loaned	265,922
Payable for securities purchased	74,424
Due to Custodian	5,086
Payable to Separate Accounts for Portfolio shares redeemed	4,089
Distribution fees payable – Class IB	2,680
Administrative fees payable	2,283
Investment management fees payable	2,135
Trustees’ fees payable	9
Accrued expenses	58,395

Total liabilities	415,023

NET ASSETS	$28,620,541

Net assets were comprised of:
Paid in capital	$25,800,994
Accumulated undistributed net investment income (loss)	37,458
Accumulated undistributed net realized gain (loss)	(169,471)
Net unrealized appreciation (depreciation)	2,951,560

Net assets	$28,620,541

Class IB
Net asset value, offering and redemption price per share, $13,159,103 / 1,188,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.08

Class K
Net asset value, offering and redemption price per share, $15,461,438 / 1,390,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

(x)	Includes value of securities on loan of $271,058.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $36,189 foreign withholding tax)	$614,896
Interest	102
Securities lending (net)	2,895

Total income	617,893

EXPENSES
Investment management fees	69,261
Professional fees	28,788
Custodian fees	20,679
Distribution fees – Class IB	15,915
Administrative fees	13,522
Printing and mailing expenses	1,026
Trustees’ fees	305
Miscellaneous	4,333

Gross expenses	153,829
Less: Waiver from investment manager	(47,871)

Net expenses	105,958

NET INVESTMENT INCOME (LOSS)	511,935

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	55,797
Foreign currency transactions	(3,414)

Net realized gain (loss)	52,383

Change in unrealized appreciation (depreciation) on:
Investments in securities	(455,453)
Foreign currency translations	(486)

Net change in unrealized appreciation (depreciation)	(455,939)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(403,556)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$511,935	$753,672
Net realized and unrealized gain (loss)	52,383	235,815
Net change in unrealized appreciation (depreciation)	(455,939)	1,927,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,379	2,917,159

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(439,585)
Class K	—	(550,388)

	—	(989,973)

Distributions from net realized capital gains
Class IB	—	(99,769)
Class K	—	(116,335)

	—	(216,104)

Return of capital
Class IB	—	(24,600)
Class K	—	(30,800)

	—	(55,400)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,261,477)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 68,054 and 247,424 shares, respectively ]	729,842	2,683,966
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,177 shares, respectively ]	—	563,954
Capital shares repurchased [ (95,866) and (259,534) shares, respectively ]	(1,030,671)	(2,821,535)

Total Class IB transactions	(300,829)	426,385

Class K
Capital shares sold [ 29,147 and 171,703 shares, respectively ]	312,134	1,877,906
Capital shares issued in reinvestment of dividends and distributions [ 0 and 63,126 shares, respectively ]	—	697,523
Capital shares repurchased [ (61,577) and (555,758) shares, respectively ]	(658,442)	(6,055,388)

Total Class K transactions	(346,308)	(3,479,959)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(647,137)	(3,053,574)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(538,758)	(1,397,892)
NET ASSETS:
Beginning of period	29,159,299	30,557,191

End of period (a)	$28,620,541	$29,159,299

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$37,458	$(474,477)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,					February 8, 2013* to December 31, 2013
Class IB		2017	2016	2015		2014
Net asset value, beginning of period	$11.03	$10.45	$10.17	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.27	0.22	0.14		0.16	0.12
Net realized and unrealized gain (loss)	(0.14)	0.80	0.27	(0.36)		1.44	(0.30)

Total from investment operations	0.05	1.07	0.49	(0.22)		1.60	(0.18)

Less distributions:
Dividends from net investment income	—	(0.38)	(0.07)	(0.06)		(0.65)	(0.09)
Distributions from net realized gains	—	(0.09)	(0.14)	(0.01)		(0.12)	(0.02)
Return of capital	—	(0.02)	—	—		—	(0.08)

Total dividends and distributions	—	(0.49)	(0.21)	(0.07)		(0.77)	(0.19)

Net asset value, end of period	$11.08	$11.03	$10.45	$10.17		$10.46	$9.63

Total return (b)	0.45%	10.22%	4.67%	(2.02)%		16.60%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,159	$13,416	$12,294	$9,155		$5,787	$1,467
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.91%	1.13	%***	1.12%**	1.10%
Before waivers and reimbursements (a)(f)	1.25%	1.31%	1.41%	1.58	%***	2.04%**	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.56%	2.46%	2.11%	1.36%		1.52%	1.40	%(l)
Before waivers and reimbursements (a)(f)	3.22%	2.05%	1.61%	0.91%		0.59%	0.05	%(l)
Portfolio turnover rate (z)^	6%	30%	57%	55%		48%	233%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,					February 8, 2013* to December 31, 2013
Class K		2017	2016	2015		2014
Net asset value, beginning of period	$11.06	$10.47	$10.20	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	0.29	0.24	0.15		0.19	0.15
Net realized and unrealized gain (loss)	(0.14)	0.81	0.27	(0.34)		1.44	(0.31)

Total from investment operations	0.06	1.10	0.51	(0.19)		1.63	(0.16)

Less distributions:
Dividends from net investment income	—	(0.40)	(0.10)	(0.06)		(0.68)	(0.11)
Distributions from net realized gains	—	(0.09)	(0.14)	(0.01)		(0.12)	(0.02)
Return of capital	—	(0.02)	—	—		—	(0.08)

Total dividends and distributions	—	(0.51)	(0.24)	(0.07)		(0.80)	(0.21)

Net asset value, end of period	$11.12	$11.06	$10.47	$10.20		$10.46	$9.63

Total return (b)	0.54%	10.56%	4.81%	(1.73)%		16.91%	(1.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,461	$15,743	$18,263	$18,619		$21,244	$18,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.66%	0.88	%***	0.87%**	0.85%
Before waivers and reimbursements (a)(f)	1.00%	1.07%	1.16%	1.33	%***	1.69%**	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.81%	2.68%	2.30%	1.46%		1.79%	1.67	%(l)
Before waivers and reimbursements (a)(f)	3.46%	2.26%	1.79%	1.02%		0.96%	0.38	%(l)
Portfolio turnover rate (z)^	6%	30%	57%	55%		48%	233%
*	Commencement of Operations.
**	Includes Interest Expense of 0.02%.
***	Includes Interest Expense of 0.03%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	33.9%
Industrials	16.0
Real Estate	11.1
Consumer Discretionary	11.0
Information Technology	6.0
Energy	5.9
Utilities	4.4
Consumer Staples	3.5
Repurchase Agreements	3.4
Materials	2.4
Health Care	2.2
Investment Company	2.2
Telecommunication Services	0.3
Cash and Other	(2.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,118.48	$6.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,119.55	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	16,841	$262,046
Cooper Tire & Rubber Co.	7,668	201,668
Cooper-Standard Holdings, Inc.*	2,708	353,854
Dana, Inc.	1,685	34,020
Dorman Products, Inc.*	19,500	1,332,045
Gentherm, Inc.*	5,525	217,133
Modine Manufacturing Co.*	6,378	116,399
Motorcar Parts of America, Inc. (x)*	2,840	53,136
Shiloh Industries, Inc.*	1,867	16,243
Standard Motor Products, Inc.	3,177	153,576
Stoneridge, Inc.*	448	15,743
Superior Industries International, Inc.	3,673	65,747
Tenneco, Inc.	1,419	62,379
Tower International, Inc.	3,045	96,831

		2,980,820

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,323	143,532
Weyco Group, Inc.	905	32,942

		176,474

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.*	9,049	435,256
American Public Education, Inc.*	2,289	96,367
Cambium Learning Group, Inc.*	1,497	16,692
Capella Education Co.	128	12,634
Carriage Services, Inc.	1,373	33,707
Houghton Mifflin Harcourt Co.*	14,217	108,760
K12, Inc.*	5,937	97,189
Laureate Education, Inc., Class A*	7,636	109,424
Regis Corp.*	5,488	90,772
Weight Watchers International, Inc.*	334	33,767

		1,034,568

Hotels, Restaurants & Leisure (1.5%)
BBX Capital Corp. (x)	9,869	89,117
Belmond Ltd., Class A*	11,868	132,328
Biglari Holdings, Inc., Class A*	16	15,200
Bojangles’, Inc.*	2,593	37,339
Boyd Gaming Corp.	1,109	38,438
Brinker International, Inc. (x)	1,610	76,636
Carrols Restaurant Group, Inc.*	801	11,895
Century Casinos, Inc.*	3,747	32,786
Chuy’s Holdings, Inc.*	494	15,166
Del Frisco’s Restaurant Group, Inc.*	3,072	38,707
Del Taco Restaurants, Inc.*	4,646	65,880
Denny’s Corp.*	2,491	39,682
Dine Brands Global, Inc.	1,026	76,745
Drive Shack, Inc.*	865	6,678
El Pollo Loco Holdings, Inc.*	3,177	36,218
Empire Resorts, Inc.*	307	6,079
Fiesta Restaurant Group, Inc.*	730	20,951
Habit Restaurants, Inc. (The), Class A*	3,037	30,370
ILG, Inc.	3,974	131,261
International Speedway Corp., Class A	3,655	163,379
J Alexander’s Holdings, Inc.*	2,004	22,345
Jack in the Box, Inc.	3,716	316,306
Marriott Vacations Worldwide Corp.	333	37,616
Monarch Casino & Resort, Inc.*	382	16,827
OBH, Inc.*	137	25,138
Papa John’s International, Inc.	1,855	94,086
Penn National Gaming, Inc.*	11,394	382,723
RCI Hospitality Holdings, Inc.	360	11,394
Red Lion Hotels Corp.*	2,361	27,506
Red Robin Gourmet Burgers, Inc.*	1,958	91,243
Sonic Corp. (x)	2,416	83,159
Speedway Motorsports, Inc.	1,897	32,932
Town Sports International Holdings, Inc.*	1,947	28,329
Wendy’s Co. (The)	178,400	3,064,911
Wingstop, Inc.	326	16,991
Zoe’s Kitchen, Inc. (x)*	2,849	27,806

		5,344,167

Household Durables (1.4%)
AV Homes, Inc.*	1,349	28,869
Bassett Furniture Industries, Inc.	1,634	45,017
Beazer Homes USA, Inc.*	4,675	68,956
Century Communities, Inc.*	3,592	113,328
Ethan Allen Interiors, Inc.	3,831	93,860
Flexsteel Industries, Inc.	1,183	47,202
Green Brick Partners, Inc.*	3,498	34,280
Helen of Troy Ltd.*	3,721	366,332
Hooker Furniture Corp.	959	44,977
Hovnanian Enterprises, Inc., Class A (x)*	14,470	23,586
KB Home	10,195	277,712
La-Z-Boy, Inc.	4,012	122,767
Lifetime Brands, Inc.	1,947	24,630
M/I Homes, Inc.*	3,423	90,641
M.D.C. Holdings, Inc.	6,832	210,221
Meritage Homes Corp.*	5,515	242,384
New Home Co., Inc. (The)*	2,003	19,970
PICO Holdings, Inc.*	3,149	36,686
Taylor Morrison Home Corp., Class A*	14,407	299,377
TRI Pointe Group, Inc. (x)*	141,761	2,319,209
Tupperware Brands Corp.	7,739	319,156
Universal Electronics, Inc.*	2,071	68,447
William Lyon Homes, Class A*	3,952	91,686

		4,989,293

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	2,950	37,023
Fluent, Inc. (x)*	5,187	12,708
Gaia, Inc.*	615	12,454
Lands’ End, Inc.*	1,589	44,333
Liberty Expedia Holdings, Inc., Class A*	7,675	337,239

		443,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.2%)
Acushnet Holdings Corp.	5,170	$126,458
American Outdoor Brands Corp.*	8,078	97,178
Callaway Golf Co.	4,695	89,064
Clarus Corp.*	3,221	26,573
Escalade, Inc.	1,720	24,252
Johnson Outdoors, Inc., Class A	279	23,584
Nautilus, Inc.*	419	6,578
Vista Outdoor, Inc.*	8,628	133,649

		527,336

Media (4.3%)
AMC Entertainment Holdings, Inc., Class A (x)	7,862	125,006
Beasley Broadcast Group, Inc., Class A	798	8,938
Boston Omaha Corp., Class A*	749	15,781
Clear Channel Outdoor Holdings, Inc., Class A	5,996	25,783
Daily Journal Corp. (x)*	178	40,976
Emerald Expositions Events, Inc.	3,729	76,817
Entercom Communications Corp., Class A (x)	19,322	145,881
Entravision Communications Corp., Class A	7,854	39,270
Eros International plc*	2,490	32,370
EW Scripps Co. (The), Class A	6,933	92,833
Gannett Co., Inc.	17,050	182,435
Gray Television, Inc.*	12,021	189,932
Hemisphere Media Group, Inc.*	1,424	18,654
Liberty Latin America Ltd., Class A*	6,558	125,389
Liberty Latin America Ltd., Class C*	17,132	332,018
Lions Gate Entertainment Corp., Class B	143,200	3,359,472
Live Nation Entertainment, Inc.*	175,000	8,499,751
Marcus Corp. (The)	2,856	92,820
Meredith Corp. (x)	5,967	304,317
MSG Networks, Inc., Class A*	9,054	216,843
National CineMedia, Inc.	11,618	97,591
New Media Investment Group, Inc.	8,926	164,952
New York Times Co. (The), Class A (x)	3,776	97,798
Promotora de Informaciones SA (ADR)*	26,310	48,674
Reading International, Inc., Class A*	2,416	38,535
Saga Communications, Inc., Class A	592	22,792
Scholastic Corp.	4,241	187,919
Sinclair Broadcast Group, Inc., Class A	5,809	186,759
TEGNA, Inc.	32,662	354,383
WideOpenWest, Inc. (x)*	4,596	44,397

		15,169,086

Multiline Retail (0.1%)
Big Lots, Inc.	4,858	202,967
Dillard’s, Inc., Class A (x)	1,783	168,494
JC Penney Co., Inc. (x)*	48,349	113,137
Sears Holdings Corp. (x)*	4,898	11,608

		496,206

Specialty Retail (1.5%)
Aaron’s, Inc.	10,640	462,308
Abercrombie & Fitch Co., Class A	10,282	251,703
American Eagle Outfitters, Inc.	2,418	56,219
America’s Car-Mart, Inc.*	597	36,954
Ascena Retail Group, Inc.*	26,144	104,184
Barnes & Noble Education, Inc.*	6,039	34,060
Barnes & Noble, Inc.	8,718	55,359
Bed Bath & Beyond, Inc. (x)	20,320	404,876
Big 5 Sporting Goods Corp. (x)	3,120	23,712
Buckle, Inc. (The) (x)	3,480	93,612
Caleres, Inc.	6,356	218,583
Cato Corp. (The), Class A	3,383	83,289
Chico’s FAS, Inc.	19,177	156,101
Citi Trends, Inc.	1,898	52,081
Conn’s, Inc. (x)*	1,528	50,424
Container Store Group, Inc. (The)*	2,625	22,076
DSW, Inc., Class A	10,446	269,716
Express, Inc.*	11,135	101,885
Francesca’s Holdings Corp.*	5,216	39,381
GameStop Corp., Class A (x)	15,121	220,313
Genesco, Inc.*	2,902	115,209
GNC Holdings, Inc., Class A (x)*	12,365	43,525
Group 1 Automotive, Inc.	3,014	189,882
Guess?, Inc.	8,704	186,266
Haverty Furniture Cos., Inc.	2,950	63,720
Hibbett Sports, Inc.*	2,874	65,815
J. Jill, Inc.*	2,464	23,014
Kirkland’s, Inc.*	1,765	20,545
Lithia Motors, Inc., Class A	1,380	130,507
Lumber Liquidators Holdings, Inc. (x)*	846	20,600
MarineMax, Inc.*	1,456	27,591
Murphy USA, Inc.*	3,838	285,125
New York & Co., Inc.*	1,555	7,962
Office Depot, Inc.	83,916	213,986
Party City Holdco, Inc. (x)*	4,924	75,091
Pier 1 Imports, Inc.	12,637	30,076
Rent-A-Center, Inc.*	6,746	99,301
Sally Beauty Holdings, Inc. (x)*	13,593	217,896
Shoe Carnival, Inc.	1,603	52,017
Signet Jewelers Ltd.	8,920	497,289
Sonic Automotive, Inc., Class A	3,649	75,169
Tile Shop Holdings, Inc.	2,870	22,099
Tilly’s, Inc., Class A	1,695	25,679
Zumiez, Inc.*	1,976	49,499

		5,274,699

Textiles, Apparel & Luxury Goods (0.6%)
Culp, Inc.	1,586	38,936
Fossil Group, Inc. (x)*	5,340	143,486
G-III Apparel Group Ltd.*	4,713	209,257
Movado Group, Inc.	33,034	1,595,543
Perry Ellis International, Inc.*	1,902	51,677
Rocky Brands, Inc.	1,012	30,360
Unifi, Inc.*	2,338	74,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Vera Bradley, Inc.*	3,536	$49,645

		2,193,019

Total Consumer Discretionary		38,629,425

Consumer Staples (3.5%)
Beverages (0.6%)
Crimson Wine Group Ltd.*	229,000	2,118,250
MGP Ingredients, Inc. (x)	237	21,048

		2,139,298

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,132	141,314
Ingles Markets, Inc., Class A	2,091	66,494
Natural Grocers by Vitamin Cottage, Inc.*	1,180	15,033
Rite Aid Corp. (x)*	158,979	275,034
Smart & Final Stores, Inc.*	3,669	20,363
SpartanNash Co.	5,386	137,451
SUPERVALU, Inc. (x)*	5,772	118,441
United Natural Foods, Inc.*	7,627	325,368
Village Super Market, Inc., Class A	1,235	36,383
Weis Markets, Inc.	1,428	76,170

		1,212,051

Food Products (0.9%)
Alico, Inc.	31,111	986,219
B&G Foods, Inc. (x)	8,866	265,093
Cal-Maine Foods, Inc.*	2,819	129,251
Darling Ingredients, Inc.*	24,799	493,004
Dean Foods Co.	13,874	145,816
Farmer Brothers Co.*	1,589	48,544
Fresh Del Monte Produce, Inc.	4,619	205,776
Hostess Brands, Inc.*	14,884	202,422
Lancaster Colony Corp.	780	107,968
Landec Corp.*	4,005	59,675
Limoneira Co.	1,315	32,362
Sanderson Farms, Inc.	3,090	324,914
Seneca Foods Corp., Class A*	1,106	29,862
Simply Good Foods Co. (The)*	9,042	130,566
Tootsie Roll Industries, Inc. (x)	2,058	63,489

		3,224,961

Household Products (0.0%)
Central Garden & Pet Co.*	369	16,044
Central Garden & Pet Co., Class A*	1,326	53,663
HRG Group, Inc.*	1,060	13,875
Oil-Dri Corp. of America	812	34,218

		117,800

Personal Products (1.6%)
Edgewell Personal Care Co.*	8,132	410,341
Inter Parfums, Inc.	89,298	4,777,443
Nature’s Sunshine Products, Inc.*	1,071	10,014
Revlon, Inc., Class A (x)*	187	3,282

		5,201,080

Tobacco (0.1%)
Alliance One International, Inc.*	1,255	19,892
Universal Corp.	3,734	246,631
Vector Group Ltd. (x)	8,292	158,211

		424,734

Total Consumer Staples		12,319,924

Energy (5.6%)
Energy Equipment & Services (2.8%)
Archrock, Inc.	19,305	231,660
Basic Energy Services, Inc.*	2,767	30,741
Bristow Group, Inc.*	4,844	68,349
C&J Energy Services, Inc.*	9,776	230,714
CARBO Ceramics, Inc. (x)*	2,992	27,437
Dawson Geophysical Co.*	3,114	24,601
Diamond Offshore Drilling, Inc. (x)*	9,786	204,136
Dril-Quip, Inc.*	5,777	296,938
Era Group, Inc.*	2,866	37,115
Exterran Corp.*	4,991	124,975
Forum Energy Technologies, Inc.*	12,155	150,114
Frank’s International NV (x)	11,054	86,221
FTS International, Inc.*	3,466	49,356
Gulfmark Offshore, Inc. (x)*	551	18,459
Helix Energy Solutions Group, Inc.*	21,230	176,846
Independence Contract Drilling, Inc.*	3,541	14,589
Keane Group, Inc. (x)*	341	4,661
Mammoth Energy Services, Inc.*	9,800	332,808
Matrix Service Co.*	3,906	71,675
McDermott International, Inc.*	27,156	533,614
Natural Gas Services Group, Inc.*	1,857	43,825
NCS Multistage Holdings, Inc. (x)*	1,486	21,592
Newpark Resources, Inc.*	13,584	147,386
Nine Energy Service, Inc.*	1,225	40,572
Noble Corp. plc*	37,104	234,868
Ocean Rig UDW, Inc., Class A (x)*	8,252	243,269
Oceaneering International, Inc.	14,952	380,678
Oil States International, Inc.*	9,024	289,670
PHI, Inc. (Non-Voting)*	1,756	17,859
Pioneer Energy Services Corp.*	10,635	62,215
Pulse Seismic, Inc.	100,000	204,550
Quintana Energy Services, Inc.*	793	6,717
RigNet, Inc.*	1,956	20,147
Rowan Cos. plc, Class A*	19,294	312,949
SEACOR Holdings, Inc.*	2,563	146,783
SEACOR Marine Holdings, Inc.*	2,446	56,478
Select Energy Services, Inc., Class A*	5,301	77,024
Smart Sand, Inc. (x)*	3,340	17,735
Subsea 7 SA (ADR)	251,800	3,982,216
Superior Energy Services, Inc.*	23,219	226,153
TETRA Technologies, Inc.*	2,591	11,530
Tidewater, Inc.*	3,614	104,553
Unit Corp.*	7,982	204,020
US Silica Holdings, Inc.	4,717	121,180

		9,688,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.8%)
Abraxas Petroleum Corp.*	1,413	$4,084
Adams Resources & Energy, Inc.	364	15,652
Alta Mesa Resources, Inc. (x)*	14,463	98,493
Amyris, Inc.*	3,112	19,886
Approach Resources, Inc. (x)*	6,343	15,477
Arch Coal, Inc., Class A	2,901	227,525
Ardmore Shipping Corp.*	4,868	39,918
Bonanza Creek Energy, Inc.*	2,851	107,967
California Resources Corp.*	6,828	310,264
Callon Petroleum Co.*	34,046	365,654
Clean Energy Fuels Corp.*	20,160	74,390
Cloud Peak Energy, Inc.*	11,881	41,465
CONSOL Energy, Inc.*	2,452	94,034
CVR Energy, Inc.	134	4,957
Delek US Holdings, Inc.	987	49,518
Denbury Resources, Inc.*	35,538	170,938
DHT Holdings, Inc.	14,341	67,259
Dorian LPG Ltd.*	4,202	32,103
Earthstone Energy, Inc., Class A*	3,037	26,877
Eclipse Resources Corp.*	7,198	11,517
Energy Fuels, Inc.*	10,838	24,602
Energy XXI Gulf Coast, Inc.*	3,956	34,971
EP Energy Corp., Class A (x)*	5,731	17,193
Frontline Ltd. (x)*	12,082	70,559
GasLog Ltd. (x)	6,274	119,833
Golar LNG Ltd.	14,308	421,514
Goodrich Petroleum Corp. (x)*	406	5,022
Green Plains, Inc.	6,007	109,928
Gulfport Energy Corp.*	26,400	331,848
Halcon Resources Corp. (x)*	20,223	88,779
Hallador Energy Co.	2,331	16,643
HighPoint Resources Corp.*	16,444	99,980
International Seaways, Inc.*	3,296	76,269
Isramco, Inc.*	86	10,569
Laredo Petroleum, Inc. (x)*	16,814	161,751
Matador Resources Co.*	1,207	36,270
Midstates Petroleum Co., Inc.*	2,204	29,996
NACCO Industries, Inc., Class A	506	17,078
Navigator Holdings Ltd.*	10,800	136,620
Navios Maritime Acquisition Corp.	415	253
Nordic American Tankers Ltd. (x)	20,834	55,835
Northern Oil and Gas, Inc.*	12,224	38,506
Oasis Petroleum, Inc.*	40,765	528,722
Overseas Shipholding Group, Inc., Class A*	8,780	34,066
Panhandle Oil and Gas, Inc., Class A	1,177	22,481
Par Pacific Holdings, Inc.*	25,626	445,380
PDC Energy, Inc.*	10,027	606,133
Peabody Energy Corp.	12,210	555,311
Permian Basin Royalty Trust	197,880	1,846,221
Renewable Energy Group, Inc.*	5,140	91,749
Resolute Energy Corp. (x)*	3,165	98,748
REX American Resources Corp.*	864	69,958
Ring Energy, Inc.*	337	4,253
SandRidge Energy, Inc.*	4,668	82,810
Scorpio Tankers, Inc.	44,356	124,640
SemGroup Corp., Class A	11,964	303,886
Ship Finance International Ltd. (x)	12,558	187,742
SilverBow Resources, Inc.*	1,085	31,335
Southwestern Energy Co.*	89,114	472,304
Talos Energy, Inc.*	2,988	96,004
Teekay Corp.	10,216	79,174
Teekay Tankers Ltd., Class A	27,842	32,575
Ultra Petroleum Corp. (x)*	24,203	55,909
W&T Offshore, Inc.*	14,233	101,766
WildHorse Resource Development Corp.*	336	8,521
World Fuel Services Corp.	10,114	206,427

		9,768,112

Total Energy		19,457,090

Financials (33.9%)
Banks (7.9%)
1st Constitution Bancorp	984	22,534
1st Source Corp.	2,376	126,950
Access National Corp.	2,354	67,324
ACNB Corp.	1,011	34,425
Allegiance Bancshares, Inc.*	1,402	60,777
American National Bankshares, Inc.	1,276	51,040
Ames National Corp.	1,327	40,938
Arrow Financial Corp.	1,806	65,738
Atlantic Capital Bancshares, Inc.*	1,221	23,993
Auburn National Bancorporation, Inc.	311	15,429
Banc of California, Inc.	6,539	127,837
BancFirst Corp.	2,107	124,734
Bancorp, Inc. (The)*	7,456	77,990
BancorpSouth Bank	14,413	474,908
Bank of Commerce Holdings	2,341	29,848
Bank of Marin Bancorp	1,040	84,084
Bank of Princeton (The)*	780	25,935
Bankwell Financial Group, Inc.	804	25,849
Banner Corp.	4,861	292,292
Bar Harbor Bankshares	2,283	69,152
Baycom Corp.*	1,562	38,660
BCB Bancorp, Inc.	1,931	28,965
Berkshire Hills Bancorp, Inc.	6,174	250,664
Blue Hills Bancorp, Inc.	1,777	39,449
Boston Private Financial Holdings, Inc.	12,846	204,251
Bridge Bancorp, Inc.	2,552	91,744
Brookline Bancorp, Inc.	11,989	222,995
Bryn Mawr Bank Corp.	2,932	135,752
BSB Bancorp, Inc.*	884	30,410
Business First Bancshares, Inc. (x)	1,330	35,046
Byline Bancorp, Inc.*	2,453	54,800
C&F Financial Corp.	496	31,025
Cadence Bancorp	4,732	136,613
Cambridge Bancorp (x)	307	26,568
Camden National Corp.	2,295	104,904
Capital City Bank Group, Inc.	1,730	40,880
Capstar Financial Holdings, Inc.*	958	17,752
Carolina Financial Corp.	865	37,126
Cathay General Bancorp	11,744	475,515
CB Financial Services, Inc. (x)	646	22,222
CBTX, Inc. (x)	2,778	91,813
CenterState Bank Corp.	12,486	372,333
Central Pacific Financial Corp.	3,997	114,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Central Valley Community Bancorp	1,732	$36,649
Century Bancorp, Inc., Class A	466	35,602
Chemical Financial Corp.	10,823	602,516
Chemung Financial Corp.	521	26,107
Citizens & Northern Corp.	1,933	49,987
City Holding Co.	2,045	153,845
Civista Bancshares, Inc.	1,524	36,942
CNB Financial Corp.	2,099	63,096
CoBiz Financial, Inc.	406	8,721
Codorus Valley Bancorp, Inc. (x)	1,313	40,283
Columbia Banking System, Inc.	11,040	451,536
Community Bank System, Inc.	7,614	449,759
Community Bankers Trust Corp. (x)*	3,051	27,306
Community Financial Corp. (The)	739	26,131
Community Trust Bancorp, Inc.	2,356	117,682
ConnectOne Bancorp, Inc.	3,327	82,842
County Bancorp, Inc.	712	19,580
Customers Bancorp, Inc.*	3,008	85,367
CVB Financial Corp.	15,796	354,146
Eagle Bancorp, Inc.*	987	60,503
Enterprise Bancorp, Inc.	1,371	55,430
Enterprise Financial Services Corp.	2,298	123,977
Equity Bancshares, Inc., Class A*	1,344	55,749
Esquire Financial Holdings, Inc. (x)*	422	11,137
Evans Bancorp, Inc.	669	30,841
Farmers & Merchants Bancorp, Inc. (x)	142	5,730
Farmers Capital Bank Corp.	1,155	60,176
Farmers National Banc Corp.	3,956	63,098
FB Financial Corp.	1,017	41,412
FCB Financial Holdings, Inc., Class A*	859	50,509
Fidelity D&D Bancorp, Inc. (x)	298	18,473
Fidelity Southern Corp.	3,423	86,978
Financial Institutions, Inc.	2,316	76,196
First Bancorp, Inc.	1,498	42,274
First Bancorp/NC	4,463	182,581
First Bancorp/PR*	32,223	246,506
First Bancshares, Inc. (The)	1,813	65,177
First Bank	1,870	25,993
First Busey Corp.	6,631	210,335
First Business Financial Services, Inc.	1,368	35,568
First Choice Bancorp (x)	899	27,473
First Commonwealth Financial Corp.	15,169	235,271
First Community Bancshares, Inc.	2,471	78,726
First Community Corp.	982	24,648
First Connecticut Bancorp, Inc.	1,725	52,785
First Financial Bancorp	14,459	443,168
First Financial Corp.	1,799	81,585
First Financial Northwest, Inc.	1,123	21,921
First Foundation, Inc.*	3,307	61,312
First Guaranty Bancshares, Inc. (x)	640	16,653
First Internet Bancorp	1,200	40,920
First Interstate BancSystem, Inc., Class A	4,934	208,215
First Merchants Corp.	7,410	343,824
First Mid-Illinois Bancshares, Inc.	1,764	69,325
First Midwest Bancorp, Inc.	15,539	395,778
First Northwest Bancorp*	1,397	22,310
First of Long Island Corp. (The)	3,656	90,852
First United Corp. (x)	984	20,123
Flushing Financial Corp.	4,125	107,663
FNB Bancorp	531	19,472
Franklin Financial Network, Inc.*	1,924	72,342
Fulton Financial Corp.	26,173	431,855
German American Bancorp, Inc.	2,443	87,582
Glacier Bancorp, Inc.	10,807	418,015
Great Southern Bancorp, Inc.	1,699	97,183
Great Western Bancorp, Inc.	8,976	376,902
Green Bancorp, Inc.	2,773	59,897
Guaranty Bancorp	735	21,903
Guaranty Bancshares, Inc.	1,100	36,234
Hancock Whitney Corp.	12,890	601,319
Hanmi Financial Corp.	4,275	121,196
HarborOne Bancorp, Inc.*	1,072	20,304
Heartland Financial USA, Inc.	4,404	241,559
Heritage Commerce Corp.	825	14,017
Heritage Financial Corp.	5,033	175,400
Hilltop Holdings, Inc.	11,096	244,889
Home BancShares, Inc.	18,544	418,353
HomeTrust Bancshares, Inc.*	1,932	54,386
Hope Bancorp, Inc.	19,800	353,034
Horizon Bancorp, Inc.	5,646	116,816
Howard Bancorp, Inc.*	1,565	28,170
IBERIABANK Corp.	8,488	643,389
Independent Bank Corp./MA	3,702	290,237
Independent Bank Corp./MI	2,451	62,501
Independent Bank Group, Inc.	2,423	161,856
International Bancshares Corp.	8,378	358,578
Investar Holding Corp. (x)	854	23,613
Investors Bancorp, Inc.	38,019	486,263
Lakeland Bancorp, Inc.	6,863	136,231
Lakeland Financial Corp.	1,055	50,840
LCNB Corp.	1,426	28,092
LegacyTexas Financial Group, Inc.	4,297	167,669
Level One Bancorp, Inc.	189	5,137
Live Oak Bancshares, Inc.	1,835	56,243
Macatawa Bank Corp.	3,463	42,041
MB Financial, Inc.	11,528	538,358
MBT Financial Corp.	2,679	28,531
Mercantile Bank Corp.	2,492	92,104
Metropolitan Bank Holding Corp.*	974	51,116
Mid Penn Bancorp, Inc. (x)	510	17,799
Middlefield Banc Corp.	416	21,091
Midland States Bancorp, Inc.	1,599	54,782
MidSouth Bancorp, Inc.	2,072	27,454
MidWestOne Financial Group, Inc.	1,777	60,027
MutualFirst Financial, Inc.	781	29,483
MVB Financial Corp.	1,136	20,505
National Bank Holdings Corp., Class A	2,855	110,174
National Bankshares, Inc. (x)	1,049	48,674
National Commerce Corp.*	1,216	56,301
NBT Bancorp, Inc.	6,469	246,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nicolet Bankshares, Inc.*	1,288	$70,982
Northeast Bancorp	919	20,034
Northrim Bancorp, Inc.	1,042	41,211
Norwood Financial Corp.	906	32,634
Oak Valley Bancorp (x)	723	16,535
OFG Bancorp	6,556	92,112
Ohio Valley Banc Corp. (x)	617	32,362
Old Line Bancshares, Inc.	2,023	70,623
Old National Bancorp	22,721	422,611
Old Second Bancorp, Inc.	4,290	61,776
Opus Bank	2,936	84,263
Origin Bancorp, Inc.	1,567	64,153
Orrstown Financial Services, Inc.	1,190	30,940
Pacific Mercantile Bancorp*	2,591	25,262
Pacific Premier Bancorp, Inc.*	4,600	175,490
Park National Corp.	2,022	225,291
Parke Bancorp, Inc. (x)	952	22,517
Peapack Gladstone Financial Corp.	2,755	95,295
Penns Woods Bancorp, Inc.	766	34,301
Peoples Bancorp of North Carolina, Inc.	705	22,581
Peoples Bancorp, Inc.	2,644	99,890
Peoples Financial Services Corp.	1,073	50,452
Premier Financial Bancorp, Inc.	1,781	33,251
QCR Holdings, Inc.	1,934	91,768
RBB Bancorp	2,001	64,272
Reliant Bancorp, Inc.	1,371	38,457
Renasant Corp.	7,260	330,475
Republic Bancorp, Inc., Class A	1,413	64,009
Republic First Bancorp, Inc.*	5,381	42,241
S&T Bancorp, Inc.	5,206	225,107
Sandy Spring Bancorp, Inc.	5,210	213,662
SB One Bancorp	1,025	30,443
Seacoast Banking Corp. of Florida*	5,739	181,238
Select Bancorp, Inc.*	1,466	19,747
Shore Bancshares, Inc.	1,923	36,575
Sierra Bancorp	2,208	62,354
Simmons First National Corp., Class A	13,687	409,241
SmartFinancial, Inc.*	1,684	43,380
South State Corp.	5,522	476,273
Southern First Bancshares, Inc.*	926	40,929
Southern National Bancorp of Virginia, Inc.	3,034	54,127
Southside Bancshares, Inc.	4,976	167,592
Spirit of Texas Bancshares, Inc.*	324	6,674
State Bank Financial Corp.	3,802	126,987
Stock Yards Bancorp, Inc.	2,629	100,296
Summit Financial Group, Inc.	1,719	46,138
Tompkins Financial Corp.	2,111	181,293
Towne Bank	9,953	319,491
TriCo Bancshares	3,067	114,859
TriState Capital Holdings, Inc.*	2,581	67,364
Trustmark Corp.	10,216	333,348
UMB Financial Corp.	6,869	523,624
Union Bankshares Corp.	9,882	384,212
Union Bankshares, Inc. (x)	65	3,374
United Bankshares, Inc.	15,345	558,558
United Community Banks, Inc.	10,800	331,236
United Security Bancshares	1,958	21,930
Unity Bancorp, Inc.	1,159	26,367
Univest Corp. of Pennsylvania	4,394	120,835
Valley National Bancorp	48,600	590,976
Veritex Holdings, Inc.*	2,405	74,723
Washington Trust Bancorp, Inc.	1,637	95,110
WesBanco, Inc.	6,742	303,660
West Bancorporation, Inc.	2,001	50,325
Westamerica Bancorp (x)	3,878	219,146

		27,948,761

Capital Markets (3.2%)
Arlington Asset Investment Corp., Class A (x)	4,288	44,209
Associated Capital Group, Inc., Class A (x)	190,502	7,229,550
B. Riley Financial, Inc.	3,056	68,913
BrightSphere Investment Group plc	1,731	24,684
Clarke, Inc.	55,800	522,071
Cowen, Inc. (x)*	2,356	32,631
Donnelley Financial Solutions, Inc.*	2,654	46,100
Dundee Corp., Class A*	120,000	147,072
Federated Investors, Inc., Class B	16,314	380,442
GAIN Capital Holdings, Inc. (x)	4,186	31,604
GAMCO Investors, Inc., Class A	48,205	1,289,966
Greenhill & Co., Inc.	377	10,707
INTL. FCStone, Inc.*	2,338	120,898
Investment Technology Group, Inc.	4,365	91,316
Ladenburg Thalmann Financial Services, Inc.	1,824	6,202
Oppenheimer Holdings, Inc., Class A	1,569	43,932
Piper Jaffray Cos.	2,119	162,845
PJT Partners, Inc., Class A	217	11,586
Senvest Capital, Inc.*	1,110	181,742
Stifel Financial Corp.	10,525	549,931
Virtus Investment Partners, Inc.	930	118,994
Waddell & Reed Financial, Inc., Class A	12,117	217,742

		11,333,137

Consumer Finance (0.3%)
Encore Capital Group, Inc. (x)*	3,942	144,277
EZCORP, Inc., Class A (x)*	7,609	91,688
LendingClub Corp.*	47,775	181,067
Nelnet, Inc., Class A	2,816	164,483
PRA Group, Inc.*	6,740	259,828
Regional Management Corp.*	742	25,985
World Acceptance Corp.*	921	102,240

		969,568

Diversified Financial Services (17.8%)
Banco Latinoamericano de Comercio Exterior SA, Class E	4,691	115,446
Cannae Holdings, Inc.*	10,293	190,935
FGL Holdings (x)*	21,372	179,311
Marlin Business Services Corp.	907	27,074
On Deck Capital, Inc.*	1,095	7,665
Onex Corp.	34,000	2,494,188
Texas Pacific Land Trust	85,600	59,521,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tiptree, Inc.	4,197	$28,540

		62,565,118

Insurance (2.0%)
Ambac Financial Group, Inc.*	6,437	127,774
American Equity Investment Life Holding Co.	13,484	485,424
AMERISAFE, Inc.	2,891	166,955
AmTrust Financial Services, Inc.	14,363	209,269
Argo Group International Holdings Ltd.	4,909	285,458
Baldwin & Lyons, Inc., Class B	1,536	37,478
Citizens, Inc. (x)*	7,593	59,149
CNO Financial Group, Inc.	25,382	483,273
Crawford & Co., Class B	1,677	14,506
Donegal Group, Inc., Class A	1,401	19,068
eHealth, Inc.*	2,819	62,300
EMC Insurance Group, Inc.	1,521	42,253
Employers Holdings, Inc.	4,943	198,709
Enstar Group Ltd.*	1,819	377,079
FBL Financial Group, Inc., Class A	1,479	116,471
FedNat Holding Co.	827	19,079
Genworth Financial, Inc., Class A*	76,267	343,202
Global Indemnity Ltd.	1,074	41,865
Goosehead Insurance, Inc., Class A*	1,427	35,618
Greenlight Capital Re Ltd., Class A*	52,759	749,177
Hallmark Financial Services, Inc.*	2,180	21,756
HCI Group, Inc.	1,086	45,145
Heritage Insurance Holdings, Inc. (x)	2,710	45,176
Horace Mann Educators Corp.	6,226	277,680
Independence Holding Co.	721	23,973
Infinity Property & Casualty Corp.	1,498	213,240
Investors Title Co.	165	30,469
James River Group Holdings Ltd.	2,047	80,427
Kemper Corp.	1,668	126,184
Kingstone Cos., Inc.	1,063	17,965
Maiden Holdings Ltd.	9,494	73,579
MBIA, Inc. (x)*	12,049	108,923
National General Holdings Corp.	3,730	98,211
National Western Life Group, Inc., Class A	342	105,083
Navigators Group, Inc. (The)	2,812	160,284
NI Holdings, Inc.*	1,299	22,018
ProAssurance Corp.	8,003	283,706
RLI Corp.	945	62,550
Safety Insurance Group, Inc.	2,256	192,662
Selective Insurance Group, Inc.	8,785	483,175
State Auto Financial Corp.	2,479	74,147
Stewart Information Services Corp.	3,344	144,026
Third Point Reinsurance Ltd.*	12,139	151,738
United Fire Group, Inc.	2,861	155,953
United Insurance Holdings Corp.	786	15,390
WMIH Corp.*	27,628	37,022

		6,924,589

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	4,508	84,705
Anworth Mortgage Asset Corp. (REIT)	15,610	77,582
Apollo Commercial Real Estate Finance, Inc. (REIT)	18,527	338,673
Arbor Realty Trust, Inc. (REIT) (x)	3,347	34,909
Ares Commercial Real Estate Corp. (REIT)	4,044	55,848
ARMOUR Residential REIT, Inc. (REIT)	6,506	148,402
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	15,357	482,670
Capstead Mortgage Corp. (REIT)	13,981	125,130
Cherry Hill Mortgage Investment Corp. (REIT)	1,844	32,934
Colony Credit Real Estate, Inc. (REIT) (x)	11,235	232,902
CYS Investments, Inc. (REIT)	23,589	176,918
Dynex Capital, Inc. (REIT)	8,555	55,864
Exantas Capital Corp. (REIT)	4,737	48,223
Granite Point Mortgage Trust, Inc. (REIT)	5,414	99,347
Great Ajax Corp. (REIT)	2,288	29,927
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	7,683	151,739
Invesco Mortgage Capital, Inc. (REIT)	17,072	271,445
KKR Real Estate Finance Trust, Inc. (REIT) (x)	2,319	45,870
Ladder Capital Corp. (REIT)	13,090	204,466
MTGE Investment Corp. (REIT)	6,488	127,165
New York Mortgage Trust, Inc. (REIT) (x)	17,727	106,539
Orchid Island Capital, Inc. (REIT) (x)	8,135	61,175
Owens Realty Mortgage, Inc. (REIT) (x)	72	1,201
PennyMac Mortgage Investment Trust (REIT)‡	9,457	179,589
Redwood Trust, Inc. (REIT)	11,411	187,938
Sutherland Asset Management Corp. (REIT)	2,745	44,606
TPG RE Finance Trust, Inc. (REIT)	4,786	97,252
Western Asset Mortgage Capital Corp. (REIT)	6,417	66,865

		3,569,884

Thrifts & Mortgage Finance (1.7%)
BankFinancial Corp.	1,788	31,558
Beneficial Bancorp, Inc.	10,376	168,091
Bridgewater Bancshares, Inc.*	698	8,879
Capitol Federal Financial, Inc.	19,601	257,949
Charter Financial Corp.	1,550	37,433
Columbia Financial, Inc. (x)*	7,431	122,983
Dime Community Bancshares, Inc.	4,948	96,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Entegra Financial Corp.*	897	$26,282
ESSA Bancorp, Inc.	1,331	21,070
Essent Group Ltd.*	7,129	255,361
Federal Agricultural Mortgage Corp., Class C	962	86,080
First Defiance Financial Corp.	1,516	101,663
First Savings Financial Group, Inc. (x)	201	14,771
Flagstar Bancorp, Inc.*	4,463	152,902
FS Bancorp, Inc.	173	10,942
Greene County Bancorp, Inc. (x)	107	3,627
Hingham Institution for Savings	106	23,288
Home Bancorp, Inc.	1,147	53,393
HomeStreet, Inc.*	3,805	102,545
Impac Mortgage Holdings, Inc.*	1,597	15,219
Kearny Financial Corp.	10,064	135,361
Luther Burbank Corp.	2,114	24,322
Malvern Bancorp, Inc.*	820	19,967
Merchants Bancorp	1,692	48,273
Meridian Bancorp, Inc.	6,095	116,719
MGIC Investment Corp.*	56,121	601,618
Nationstar Mortgage Holdings, Inc.*	4,492	78,745
NMI Holdings, Inc., Class A*	1,599	26,064
Northfield Bancorp, Inc.	6,236	103,642
Northwest Bancshares, Inc.	14,497	252,103
OceanFirst Financial Corp.	7,148	214,154
Oconee Federal Financial Corp.	139	4,023
Ocwen Financial Corp.*	17,674	69,989
OP Bancorp (x)*	1,397	17,770
Oritani Financial Corp.	6,054	98,075
PCSB Financial Corp.	2,243	44,568
PDL Community Bancorp (x)*	1,174	18,444
PennyMac Financial Services, Inc., Class A*‡	936	18,392
PHH Corp.*	4,749	51,574
Provident Bancorp, Inc.*	542	14,200
Provident Financial Services, Inc.	9,395	258,644
Prudential Bancorp, Inc.	1,251	24,144
Radian Group, Inc.	32,685	530,152
Riverview Bancorp, Inc.	3,399	28,688
SI Financial Group, Inc.	1,879	27,715
Southern Missouri Bancorp, Inc.	969	37,810
Sterling Bancorp, Inc.	1,055	14,095
Territorial Bancorp, Inc.	1,279	39,649
Timberland Bancorp, Inc.	974	36,369
TrustCo Bank Corp.	14,610	130,029
United Community Financial Corp.	7,363	80,919
United Financial Bancorp, Inc.	7,696	134,834
Walker & Dunlop, Inc.	3,639	202,510
Washington Federal, Inc.	12,802	418,625
Waterstone Financial, Inc.	3,745	63,852
Western New England Bancorp, Inc.	3,981	43,791
WSFS Financial Corp.	3,421	182,339

		5,802,690

Total Financials		119,113,747

Health Care (2.2%)
Biotechnology (0.5%)
Abeona Therapeutics, Inc. (x)*	458	7,328
Acceleron Pharma, Inc.*	1,017	49,345
Achaogen, Inc. (x)*	556	4,815
Achillion Pharmaceuticals, Inc.*	20,339	57,559
Acorda Therapeutics, Inc.*	5,681	163,045
Adamas Pharmaceuticals, Inc. (x)*	1,629	42,077
Adverum Biotechnologies, Inc. (x)*	7,573	40,137
Akebia Therapeutics, Inc.*	1,045	10,429
Albireo Pharma, Inc. (x)*	1,063	37,737
Alder Biopharmaceuticals, Inc.*	1,691	26,718
AMAG Pharmaceuticals, Inc.*	5,180	101,010
Arbutus Biopharma Corp.*	3,853	28,127
Arcus Biosciences, Inc. (x)*	299	3,660
Ardelyx, Inc.*	5,165	19,111
Arena Pharmaceuticals, Inc.*	1,487	64,833
ArQule, Inc.*	1,196	6,614
Athersys, Inc. (x)*	1,520	2,994
Audentes Therapeutics, Inc.*	381	14,558
AVEO Pharmaceuticals, Inc.*	6,277	14,186
Bellicum Pharmaceuticals, Inc. (x)*	1,881	13,882
BioCryst Pharmaceuticals, Inc.*	2,044	11,712
BioTime, Inc. (x)*	10,405	21,434
Calithera Biosciences, Inc.*	4,688	23,440
Cara Therapeutics, Inc. (x)*	606	11,605
CareDx, Inc. (x)*	325	3,978
CASI Pharmaceuticals, Inc. (x)*	835	6,872
Catalyst Biosciences, Inc. (x)*	1,790	20,889
Cellular Biomedicine Group, Inc.*	366	7,155
Chimerix, Inc.*	6,346	30,207
Concert Pharmaceuticals, Inc.*	3,225	54,277
Corvus Pharmaceuticals, Inc. (x)*	228	2,503
Cytokinetics, Inc.*	611	5,071
Dynavax Technologies Corp. (x)*	1,053	16,058
Epizyme, Inc.*	2,017	27,330
Five Prime Therapeutics, Inc.*	5,040	79,682
Foundation Medicine, Inc. (x)*	202	27,613
Immune Design Corp. (x)*	4,352	19,802
Immunomedics, Inc. (x)*	1,863	44,097
Karyopharm Therapeutics, Inc.*	727	12,352
Minerva Neurosciences, Inc.*	545	4,496
Miragen Therapeutics, Inc.*	322	2,064
Molecular Templates, Inc. (x)*	1,332	6,966
Myriad Genetics, Inc.*	1,191	44,508
NantKwest, Inc. (x)*	4,786	14,645
NewLink Genetics Corp. (x)*	4,138	19,697
Novavax, Inc. (x)*	36,276	48,610
Nymox Pharmaceutical Corp.*	3,017	10,137
OPKO Health, Inc. (x)*	48,621	228,520
Ovid therapeutics, Inc.*	602	4,696
PDL BioPharma, Inc.*	22,016	51,517
Portola Pharmaceuticals, Inc.*	672	25,381
Prothena Corp. plc*	6,071	88,515
Ra Pharmaceuticals, Inc.*	2,053	20,427
Rigel Pharmaceuticals, Inc.*	2,349	6,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Pharmaceuticals, Inc.*	1,210	$25,362
Spero Therapeutics, Inc. (x)*	942	13,819
Syndax Pharmaceuticals, Inc. (x)*	1,349	9,470
Synlogic, Inc. (x)*	2,319	22,796
Tocagen, Inc. (x)*	205	1,915
XOMA Corp. (x)*	456	9,521

		1,793,952

Health Care Equipment & Supplies (0.4%)
AngioDynamics, Inc.*	5,516	122,676
Anika Therapeutics, Inc.*	2,185	69,920
Cerus Corp.*	2,284	15,234
CONMED Corp.	2,410	176,412
CryoLife, Inc.*	1,651	45,980
FONAR Corp.*	767	20,364
Halyard Health, Inc.*	7,085	405,616
Integer Holdings Corp.*	1,262	81,588
Invacare Corp.	4,996	92,926
Lantheus Holdings, Inc.*	320	4,656
LivaNova plc*	1,545	154,222
Meridian Bioscience, Inc.	958	15,232
OraSure Technologies, Inc.*	495	8,153
Orthofix International NV*	645	36,649
Rockwell Medical, Inc. (x)*	717	3,535
RTI Surgical, Inc.*	6,851	31,515
SeaSpine Holdings Corp. (x)*	1,681	21,214
Utah Medical Products, Inc.	65	7,160

		1,313,052

Health Care Providers & Services (0.5%)
AAC Holdings, Inc. (x)*	902	8,452
American Renal Associates Holdings, Inc. (x)*	197	3,107
BioScrip, Inc.*	17,673	51,782
Brookdale Senior Living, Inc.*	28,191	256,256
Civitas Solutions, Inc.*	670	10,988
Community Health Systems, Inc. (x)*	12,957	43,017
Cross Country Healthcare, Inc.*	5,335	60,019
Diplomat Pharmacy, Inc.*	1,713	43,784
LifePoint Health, Inc.*	5,341	260,641
Magellan Health, Inc.*	3,719	356,837
National HealthCare Corp.	1,836	129,218
National Research Corp., Class A	164	6,134
Owens & Minor, Inc.	9,349	156,222
Patterson Cos., Inc. (x)	12,391	280,903
PetIQ, Inc. (x)*	31	833
R1 RCM, Inc.*	1,366	11,857
Surgery Partners, Inc. (x)*	2,516	37,488
Triple-S Management Corp., Class B*	3,333	130,187

		1,847,725

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	23,653	283,836
Computer Programs & Systems, Inc. (x)	900	29,610
Cotiviti Holdings, Inc.*	1,004	44,307
Evolent Health, Inc., Class A (x)*	7,829	164,800
HMS Holdings Corp.*	1,722	37,230
NantHealth, Inc.*	2,723	9,013
Quality Systems, Inc.*	2,962	57,759

		626,555

Life Sciences Tools & Services (0.2%)
Cambrex Corp.*	2,832	148,114
Harvard Bioscience, Inc.*	4,599	24,605
Luminex Corp.	3,682	108,729
NanoString Technologies, Inc.*	328	4,487
Syneos Health, Inc.*	7,780	364,882

		650,817

Pharmaceuticals (0.4%)
Aclaris Therapeutics, Inc. (x)*	695	13,879
Akorn, Inc.*	12,277	203,675
Amphastar Pharmaceuticals, Inc.*	3,290	50,205
Aratana Therapeutics, Inc.*	3,413	14,505
Corium International, Inc. (x)*	549	4,397
Cymabay Therapeutics, Inc.*	2,085	27,981
Depomed, Inc.*	1,181	7,877
Endo International plc*	31,725	299,168
Endocyte, Inc.*	842	11,620
Intra-Cellular Therapies, Inc.*	3,424	60,502
Lannett Co., Inc. (x)*	4,290	58,344
Mallinckrodt plc*	12,449	232,298
Medicines Co. (The) (x)*	743	27,268
Melinta Therapeutics, Inc.*	2,952	18,745
Menlo Therapeutics, Inc.*	971	7,885
Neos Therapeutics, Inc.*	341	2,131
Phibro Animal Health Corp., Class A	142	6,539
Prestige Brands Holdings, Inc.*	8,072	309,804
resTORbio, Inc.*	903	8,262
scPharmaceuticals, Inc. (x)*	1,216	6,883
Tetraphase Pharmaceuticals, Inc.*	8,028	28,660
Zogenix, Inc.*	1,326	58,609

		1,459,237

Total Health Care		7,691,338

Industrials (13.1%)
Aerospace & Defense (0.8%)
AAR Corp.	4,903	227,940
Cubic Corp.	1,016	65,227
Ducommun, Inc.*	1,655	54,764
Engility Holdings, Inc.*	2,721	83,371
Esterline Technologies Corp.*	3,958	292,100
KeyW Holding Corp. (The) (x)*	7,131	62,325
KLX, Inc.*	7,597	546,225
Kratos Defense & Security Solutions, Inc. (x)*	8,527	98,146
Maxar Technologies Ltd. (x)	8,553	432,099
Mercury Systems, Inc.*	3,472	132,144
Moog, Inc., Class A	4,425	344,974
National Presto Industries, Inc. (x)	692	85,808
Sparton Corp.*	759	14,413
Triumph Group, Inc.	7,304	143,158
Vectrus, Inc.*	1,681	51,808

		2,634,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	3,566	$255,682
Echo Global Logistics, Inc.*	238	6,962
Hub Group, Inc., Class A*	1,795	89,391
Park-Ohio Holdings Corp.	1,311	48,900
Radiant Logistics, Inc.*	5,641	22,056

		422,991

Airlines (0.3%)
Hawaiian Holdings, Inc.	7,619	273,903
SkyWest, Inc.	7,714	400,357
Spirit Airlines, Inc. (x)*	10,381	377,349

		1,051,609

Building Products (0.2%)
Apogee Enterprises, Inc.	632	30,443
Armstrong Flooring, Inc.*	2,955	41,488
Caesarstone Ltd. (x)	3,445	52,020
Gibraltar Industries, Inc.*	4,825	180,938
Griffon Corp.	4,124	73,407
Insteel Industries, Inc.	291	9,719
Masonite International Corp.*	214	15,376
Quanex Building Products Corp.	5,240	94,058
Universal Forest Products, Inc.	968	35,448

		532,897

Commercial Services & Supplies (5.2%)
ABM Industries, Inc.	10,003	291,888
ACCO Brands Corp.	16,048	222,265
Advanced Disposal Services, Inc.*	594	14,719
Brady Corp., Class A	7,045	271,585
Casella Waste Systems, Inc., Class A*	4,881	125,002
CECO Environmental Corp.	4,911	30,154
Civeo Corp.*	3,612,338	15,749,793
CompX International, Inc.	265	3,498
Ennis, Inc.	3,760	76,516
Essendant, Inc.	5,506	72,789
Heritage-Crystal Clean, Inc.*	2,095	42,110
Herman Miller, Inc.	1,260	42,714
InnerWorkings, Inc.*	6,045	52,531
Interface, Inc.	926	21,252
Kimball International, Inc., Class B	663	10,714
Knoll, Inc.	534	11,113
LSC Communications, Inc.	5,145	80,571
Matthews International Corp., Class A	4,699	276,301
Mobile Mini, Inc.	757	35,503
Multi-Color Corp.	2,098	135,636
NL Industries, Inc.*	1,334	11,606
Pitney Bowes, Inc.	14,204	121,728
Quad/Graphics, Inc.	4,952	103,150
RR Donnelley & Sons Co.	10,652	61,356
SP Plus Corp.*	2,394	89,057
Steelcase, Inc., Class A	12,760	172,260
Team, Inc. (x)*	4,214	97,343
Tetra Tech, Inc.	546	31,941
UniFirst Corp.	2,011	355,746
Viad Corp.	1,252	67,921
VSE Corp.	1,220	58,292

		18,737,054

Construction & Engineering (0.4%)
Aegion Corp.*	4,846	124,784
Ameresco, Inc., Class A*	2,813	33,756
Argan, Inc.	2,205	90,295
EMCOR Group, Inc.	2,183	166,300
Granite Construction, Inc.	1,407	78,314
Great Lakes Dredge & Dock Corp.*	8,348	43,827
IES Holdings, Inc.*	1,351	22,629
Infrastructure and Energy Alternatives, Inc. (x)*	2,558	23,815
KBR, Inc.	21,304	381,767
Northwest Pipe Co.*	1,410	27,312
Orion Group Holdings, Inc.*	2,179	17,999
Primoris Services Corp.	1,980	53,915
Sterling Construction Co., Inc.*	3,185	41,501
Tutor Perini Corp.*	5,633	103,929
Willscot Corp. (x)*	1,602	23,710

		1,233,853

Electrical Equipment (0.3%)
AZZ, Inc.	2,658	115,490
Babcock & Wilcox Enterprises, Inc.*	4,907	11,679
Encore Wire Corp.	3,048	144,628
EnerSys	2,192	163,610
Enphase Energy, Inc. (x)*	13,030	87,692
FuelCell Energy, Inc.*	12,113	15,989
Powell Industries, Inc.	1,357	47,264
Preformed Line Products Co.	484	42,970
Sunrun, Inc. (x)*	14,351	188,715
Thermon Group Holdings, Inc.*	3,546	81,097
Vicor Corp.*	230	10,017
Vivint Solar, Inc.*	3,265	16,162

		925,313

Machinery (2.2%)
Actuant Corp., Class A	4,716	138,415
Alamo Group, Inc.	201	18,162
Altra Industrial Motion Corp.	2,140	92,234
American Railcar Industries, Inc. (x)	1,052	41,533
Astec Industries, Inc.	1,788	106,922
Barnes Group, Inc.	6,471	381,142
Blue Bird Corp.*	1,116	24,943
Briggs & Stratton Corp.	6,352	111,859
Chart Industries, Inc.*	2,642	162,959
CIRCOR International, Inc.	2,473	91,402
Colfax Corp.*	99,700	3,055,805
Columbus McKinnon Corp.	1,301	56,411
Eastern Co. (The)	844	23,674
EnPro Industries, Inc.	2,820	197,259
ESCO Technologies, Inc.	3,863	222,895
Federal Signal Corp.	554	12,903
Franklin Electric Co., Inc.	368	16,597
FreightCar America, Inc.	1,696	28,476
Gencor Industries, Inc.*	1,261	20,365
Global Brass & Copper Holdings, Inc.	303	9,499
Gorman-Rupp Co. (The)	2,110	73,850
Graham Corp.	1,287	33,217
Greenbrier Cos., Inc. (The)	4,780	252,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hurco Cos., Inc.	974	$43,587
Hyster-Yale Materials Handling, Inc.	1,554	99,845
Kennametal, Inc.	4,724	169,592
LB Foster Co., Class A*	1,413	32,428
Lydall, Inc.*	2,157	94,153
Manitex International, Inc. (x)*	429	5,354
Manitowoc Co., Inc. (The)*	5,325	137,705
Milacron Holdings Corp.*	9,312	176,276
Miller Industries, Inc.	1,668	42,617
Mueller Water Products, Inc., Class A	9,359	109,687
Navistar International Corp.*	7,038	286,587
NN, Inc.	4,150	78,435
REV Group, Inc. (x)	3,713	63,158
Rexnord Corp.*	14,017	407,334
SPX Corp.*	1,158	40,588
SPX FLOW, Inc.*	6,357	278,246
Standex International Corp.	422	43,128
Titan International, Inc.	7,619	81,752
TriMas Corp.*	6,917	203,360
Twin Disc, Inc.*	1,177	29,213
Wabash National Corp.	6,310	117,745
Watts Water Technologies, Inc., Class A	1,832	143,629

		7,857,086

Marine (2.2%)
Clarkson plc	107,959	3,277,014
Costamare, Inc.	7,609	60,720
Eagle Bulk Shipping, Inc.*	6,903	37,552
Genco Shipping & Trading Ltd.*	1,280	19,840
Matson, Inc.	3,561	136,671
Safe Bulkers, Inc.*	8,035	27,319
Scorpio Bulkers, Inc.	8,823	62,643
Stolt-Nielsen Ltd.	252,955	3,944,488

		7,566,247

Professional Services (0.4%)
Acacia Research Corp.*	7,870	32,661
CBIZ, Inc.*	7,815	179,745
CRA International, Inc.	866	44,071
FTI Consulting, Inc.*	5,678	343,406
GP Strategies Corp.*	1,807	31,803
Hill International, Inc.*	578	3,410
Huron Consulting Group, Inc.*	3,296	134,806
ICF International, Inc.	2,427	172,438
Kelly Services, Inc., Class A	4,699	105,493
Mistras Group, Inc.*	683	12,895
Navigant Consulting, Inc.*	6,794	150,419
Resources Connection, Inc.	3,126	52,829
TrueBlue, Inc.*	5,795	156,175

		1,420,151

Road & Rail (0.2%)
ArcBest Corp.	3,397	155,243
Covenant Transportation Group, Inc., Class A*	1,796	56,574
Daseke, Inc.*	6,113	60,702
Hertz Global Holdings, Inc.*	8,404	128,917
Marten Transport Ltd.	3,239	75,955
PAM Transportation Services, Inc. (x)*	121	5,683
Werner Enterprises, Inc.	4,025	151,139
YRC Worldwide, Inc.*	4,049	40,692

		674,905

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	7,374	151,167
Beacon Roofing Supply, Inc.*	2,667	113,668
BMC Stock Holdings, Inc.*	9,676	201,745
CAI International, Inc.*	1,545	35,906
DXP Enterprises, Inc.*	569	21,736
Foundation Building Materials, Inc.*	1,652	25,408
GATX Corp.	5,684	421,922
General Finance Corp. (x)*	739	10,013
GMS, Inc.*	298	8,073
H&E Equipment Services, Inc.	1,052	39,566
Lawson Products, Inc.*	733	17,849
MRC Global, Inc.*	5,891	127,658
Nexeo Solutions, Inc.*	4,887	44,618
NOW, Inc.*	16,284	217,066
Rush Enterprises, Inc., Class A*	2,410	104,546
Rush Enterprises, Inc., Class B*	460	20,194
Textainer Group Holdings Ltd.*	4,040	64,236
Titan Machinery, Inc.*	2,971	46,199
Triton International Ltd.	7,904	242,336
Veritiv Corp.*	1,718	68,462
Willis Lease Finance Corp.*	549	17,343

		1,999,711

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc	193,258	663,135
Wesco Aircraft Holdings, Inc.*	5,958	67,028

		730,163

Total Industrials		45,786,482

Information Technology (6.0%)
Communications Equipment (1.8%)
Acacia Communications, Inc. (x)*	3,561	123,958
ADTRAN, Inc.	7,183	106,668
Applied Optoelectronics, Inc. (x)*	674	30,263
Calix, Inc.*	3,249	25,342
Casa Systems, Inc.*	249	4,066
Ciena Corp.*	21,679	574,710
Clearfield, Inc. (x)*	572	6,321
Comtech Telecommunications Corp.	3,480	110,942
DASAN Zhone Solutions, Inc.*	827	8,072
Digi International, Inc.*	4,099	54,107
EchoStar Corp., Class A*	60,600	2,690,640
Finisar Corp. (x)*	17,366	312,588
Harmonic, Inc.*	12,473	53,010
Infinera Corp.*	22,536	223,782
InterDigital, Inc.	2,919	236,147
KVH Industries, Inc.*	2,577	34,532
NETGEAR, Inc.*	3,657	228,563
NetScout Systems, Inc.*	12,755	378,824
Oclaro, Inc.*	25,429	227,081
Ribbon Communications, Inc.*	7,597	54,091
ViaSat, Inc. (x)*	8,277	543,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Viavi Solutions, Inc.*	21,920	$224,461

		6,252,132

Electronic Equipment, Instruments & Components (1.6%)
Anixter International, Inc.*	4,458	282,191
AVX Corp.	7,058	110,599
Bel Fuse, Inc., Class B	1,430	29,887
Belden, Inc.	6,120	374,054
Benchmark Electronics, Inc.	7,226	210,638
Control4 Corp.*	2,270	55,184
CTS Corp.	4,875	175,500
Daktronics, Inc.	5,325	45,316
Electro Scientific Industries, Inc. (x)*	4,696	74,056
Fabrinet*	5,444	200,829
FARO Technologies, Inc.*	144	7,826
Fitbit, Inc., Class A*	24,402	159,345
Insight Enterprises, Inc.*	3,364	164,601
KEMET Corp.*	8,411	203,126
Kimball Electronics, Inc.*	3,958	72,431
Knowles Corp.*	13,266	202,970
Maxwell Technologies, Inc.*	5,585	29,042
Methode Electronics, Inc.	2,904	117,031
MTS Systems Corp.	2,693	141,786
OSI Systems, Inc.*	1,589	122,877
PAR Technology Corp.*	338	5,976
Park Electrochemical Corp.	1,223	28,361
PC Connection, Inc.	1,731	57,469
Plexus Corp.*	4,953	294,902
Rogers Corp.*	1,313	146,347
Sanmina Corp.*	10,260	300,618
ScanSource, Inc.*	3,773	152,052
SYNNEX Corp.	4,600	443,946
Systemax, Inc.	366	12,565
Tech Data Corp.*	5,781	474,736
TTM Technologies, Inc.*	14,176	249,923
VeriFone Systems, Inc.*	5,966	136,144
Vishay Intertechnology, Inc.	20,044	465,021
Vishay Precision Group, Inc.*	402	15,336

		5,562,685

Internet Software & Services (0.2%)
Blucora, Inc.*	1,968	72,816
Cars.com, Inc.*	10,967	311,353
ChannelAdvisor Corp.*	394	5,536
eGain Corp.*	409	6,176
Fusion Connect, Inc. (x)*	2,686	10,583
GMO internet, Inc. (x)	6,000	143,016
Leaf Group Ltd.*	632	6,857
Liquidity Services, Inc.*	4,215	27,608
Meet Group, Inc. (The)*	10,501	47,044
Telaria, Inc.*	4,255	17,190
Web.com Group, Inc.*	510	13,184

		661,363

IT Services (0.9%)
Acxiom Corp.*	5,951	178,232
CACI International, Inc., Class A*	6,915	1,165,524
Cardtronics plc, Class A*	1,158	28,000
ConvergeOne Holdings, Inc. (x)	743	6,977
Convergys Corp.	13,808	337,468
CSG Systems International, Inc.	931	38,050
Evertec, Inc.	1,555	33,977
Exela Technologies, Inc. (x)*	1,423	6,759
Hackett Group, Inc. (The)	311	4,998
Information Services Group, Inc.*	2,295	9,410
ManTech International Corp., Class A	4,039	216,652
MoneyGram International, Inc.*	4,206	28,138
Perficient, Inc.*	3,171	83,619
Perspecta, Inc.	21,699	445,914
Presidio, Inc. (x)*	4,766	62,435
Sykes Enterprises, Inc.*	5,955	171,385
Syntel, Inc.*	458	14,697
Travelport Worldwide Ltd.	15,362	284,811
Unisys Corp. (x)*	2,240	28,896

		3,145,942

Semiconductors & Semiconductor Equipment (0.8%)
Alpha & Omega Semiconductor Ltd.*	3,139	44,699
Ambarella, Inc. (x)*	2,910	112,355
Amkor Technology, Inc.*	15,466	132,853
Axcelis Technologies, Inc.*	4,837	95,773
AXT, Inc.*	5,887	41,503
CEVA, Inc.*	265	8,003
Cirrus Logic, Inc.*	9,135	350,144
Cohu, Inc.	3,658	89,658
Cree, Inc.*	15,188	631,364
Diodes, Inc.*	4,509	155,425
FormFactor, Inc.*	10,133	134,769
GSI Technology, Inc.*	30	226
Kopin Corp. (x)*	888	2,540
MACOM Technology Solutions Holdings, Inc. (x)*	6,844	157,686
NeoPhotonics Corp. (x)*	5,260	32,770
NVE Corp.	27	3,288
PDF Solutions, Inc.*	3,771	45,177
Photronics, Inc.*	10,240	81,664
Rambus, Inc.*	16,127	202,233
Semtech Corp.*	792	37,264
Sigma Designs, Inc.*	802	4,892
SunPower Corp. (x)*	6,141	47,101
Synaptics, Inc.*	4,748	239,156
Ultra Clean Holdings, Inc.*	5,805	96,363
Veeco Instruments, Inc.*	7,239	103,156
Xcerra Corp.*	1,164	16,261
Xperi Corp.	5,817	93,654

		2,959,977

Software (0.4%)
ACI Worldwide, Inc.*	925	22,820
Agilysys, Inc.*	1,253	19,422
American Software, Inc., Class A	1,774	25,847
Avaya Holdings Corp.*	15,802	317,304
Digimarc Corp. (x)*	82	2,198
MicroStrategy, Inc., Class A*	1,433	183,066
Monotype Imaging Holdings, Inc.	3,448	69,994
Rosetta Stone, Inc.*	2,527	40,508
SecureWorks Corp., Class A (x)*	1,199	14,928
Telenav, Inc.*	2,232	12,499
TiVo Corp.	18,278	245,839
Verint Systems, Inc.*	9,604	425,936

		1,380,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	15,669	$216,389
Avid Technology, Inc.*	842	4,378
Cray, Inc.*	5,078	124,919
Diebold Nixdorf, Inc. (x)	11,524	137,712
Electronics For Imaging, Inc.*	6,732	219,193
Stratasys Ltd. (x)*	7,641	146,249
Super Micro Computer, Inc.*	4,678	110,635

		959,475

Total Information Technology		20,921,935

Materials (2.4%)
Chemicals (1.0%)
Advanced Emissions Solutions, Inc. (x)	472	5,362
AdvanSix, Inc.*	3,006	110,110
AgroFresh Solutions, Inc. (x)*	4,723	33,108
American Vanguard Corp.	4,352	99,878
Flotek Industries, Inc.*	7,979	25,772
FutureFuel Corp.	3,948	55,311
Hawkins, Inc.	1,446	51,116
HB Fuller Co.	1,961	105,266
Innophos Holdings, Inc.	2,531	120,476
Innospec, Inc.	3,670	280,939
Intrepid Potash, Inc. (x)*	14,811	60,725
KMG Chemicals, Inc.	213	15,715
Koppers Holdings, Inc.*	877	33,633
Kraton Corp.*	391	18,041
LSB Industries, Inc. (x)*	3,506	18,582
Minerals Technologies, Inc.	5,337	402,143
Platform Specialty Products Corp.*	107,000	1,241,200
PolyOne Corp.	626	27,056
PQ Group Holdings, Inc.*	5,512	99,216
Rayonier Advanced Materials, Inc.	7,749	132,430
Sensient Technologies Corp.	3,003	214,865
Stepan Co.	3,060	238,711
Trecora Resources*	3,153	46,822
Tredegar Corp.	3,914	91,979
Trinseo SA	1,998	141,758
Tronox Ltd., Class A	7,623	150,021
Valhi, Inc.	4,023	19,149

		3,839,384

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	278	23,324

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,546	187,548
Greif, Inc., Class B	755	43,488
UFP Technologies, Inc.*	1,081	33,349

		264,385

Metals & Mining (1.0%)
AK Steel Holding Corp. (x)*	47,664	206,862
Allegheny Technologies, Inc.*	18,973	476,601
Carpenter Technology Corp.	7,048	370,512
Century Aluminum Co.*	7,250	114,188
Cleveland-Cliffs, Inc. (x)*	37,931	319,758
Coeur Mining, Inc.*	23,561	179,064
Commercial Metals Co.	17,590	371,324
Compass Minerals International, Inc. (x)	450	29,588
Gold Resource Corp.	1,001	6,597
Haynes International, Inc.	1,871	68,741
Hecla Mining Co.	59,986	208,751
Kaiser Aluminum Corp.	1,179	122,746
Klondex Mines Ltd.*	7,381	17,050
Materion Corp.	3,073	166,403
Olympic Steel, Inc.	1,456	29,717
Ramaco Resources, Inc. (x)*	111	773
Schnitzer Steel Industries, Inc., Class A	3,944	132,913
SunCoke Energy, Inc.*	9,927	133,022
Synalloy Corp.	1,164	23,222
Tahoe Resources, Inc.	24,799	122,011
TimkenSteel Corp.*	6,146	100,487
Universal Stainless & Alloy Products, Inc.*	1,032	24,427
Warrior Met Coal, Inc. (x)	5,431	149,733
Worthington Industries, Inc.	514	21,573

		3,396,063

Paper & Forest Products (0.3%)
Boise Cascade Co.	378	16,897
Clearwater Paper Corp.*	2,381	55,001
Louisiana-Pacific Corp.	18,741	510,129
Neenah, Inc.	450	38,183
PH Glatfelter Co.	6,636	129,999
Schweitzer-Mauduit International, Inc.	3,847	168,191
Verso Corp., Class A*	4,837	105,253

		1,023,653

Total Materials		8,546,809

Real Estate (11.1%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Acadia Realty Trust (REIT)	12,216	334,352
Agree Realty Corp. (REIT)	4,587	242,056
Alexander & Baldwin, Inc. (REIT)	10,338	242,943
American Assets Trust, Inc. (REIT)	5,784	221,469
Armada Hoffler Properties, Inc. (REIT)	4,429	65,992
Ashford Hospitality Trust, Inc. (REIT)	12,722	103,048
Bluerock Residential Growth REIT, Inc. (REIT) (x)	3,697	32,977
Braemar Hotels & Resorts, Inc. (REIT)	4,142	47,302
BRT Apartments Corp. (REIT)	1,217	15,517
CareTrust REIT, Inc. (REIT)	10,538	175,879
CatchMark Timber Trust, Inc. (REIT), Class A	7,308	93,031
CBL & Associates Properties, Inc. (REIT) (x)	25,291	140,871
Cedar Realty Trust, Inc. (REIT)	13,142	62,030
Chatham Lodging Trust (REIT)	7,019	148,943
Chesapeake Lodging Trust (REIT)	9,019	285,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
City Office REIT, Inc. (REIT)	4,352	$55,836
Community Healthcare Trust, Inc. (REIT)	2,614	78,080
CoreCivic, Inc. (REIT)	17,927	428,276
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	1,940	72,944
CorePoint Lodging, Inc. (REIT)*	6,144	159,130
Cousins Properties, Inc. (REIT)	64,001	620,170
DiamondRock Hospitality Co. (REIT)	30,342	372,600
Easterly Government Properties, Inc. (REIT)	5,460	107,890
Education Realty Trust, Inc. (REIT)	11,521	478,122
Equity LifeStyle Properties, Inc. (REIT)	19,300	1,773,669
Farmland Partners, Inc. (REIT) (x)	5,127	45,118
First Industrial Realty Trust, Inc. (REIT)	14,832	494,499
Four Corners Property Trust, Inc. (REIT)	2,975	73,274
Franklin Street Properties Corp. (REIT)	16,063	137,499
Front Yard Residential Corp. (REIT)	7,633	79,536
GEO Group, Inc. (The) (REIT)	14,534	400,266
Getty Realty Corp. (REIT)	4,831	136,089
Gladstone Commercial Corp. (REIT)	4,286	82,377
Gladstone Land Corp. (REIT) (x)	1,916	24,276
Global Medical REIT, Inc. (REIT)	2,781	24,640
Global Net Lease, Inc. (REIT)	10,332	211,083
Government Properties Income Trust (REIT)	14,262	226,053
Gramercy Property Trust (REIT)	24,254	662,618
Healthcare Realty Trust, Inc. (REIT)	18,875	548,885
Hersha Hospitality Trust (REIT)	5,461	117,138
Independence Realty Trust, Inc. (REIT)	13,322	137,350
Industrial Logistics Properties Trust (REIT)	3,032	67,765
InfraREIT, Inc. (REIT)	6,642	147,253
Innovative Industrial Properties, Inc. (REIT) (x)	964	35,302
Investors Real Estate Trust (REIT)	18,235	100,840
iStar, Inc. (REIT)*	10,238	110,468
Jernigan Capital, Inc. (REIT)	2,053	39,130
Kite Realty Group Trust (REIT)	12,580	214,866
LaSalle Hotel Properties (REIT)	16,761	573,729
Lexington Realty Trust (REIT)	33,200	289,836
LTC Properties, Inc. (REIT)	5,932	253,534
Mack-Cali Realty Corp. (REIT)	13,750	278,850
MedEquities Realty Trust, Inc. (REIT)	4,201	46,295
Monmouth Real Estate Investment Corp. (REIT)	9,694	160,242
National Health Investors, Inc. (REIT)	3,505	258,248
National Storage Affiliates Trust (REIT)	6,951	214,230
New Senior Investment Group, Inc. (REIT)	11,378	86,131
NexPoint Residential Trust, Inc. (REIT)	2,403	68,365
NorthStar Realty Europe Corp. (REIT)	7,121	103,183
One Liberty Properties, Inc. (REIT)	2,280	60,215
Pebblebrook Hotel Trust (REIT)	10,327	400,688
Pennsylvania REIT (REIT) (x)	5,447	59,863
Physicians Realty Trust (REIT)	27,644	440,645
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,199	382,636
PotlatchDeltic Corp. (REIT)	9,313	473,566
Preferred Apartment Communities, Inc. (REIT), Class A	6,039	102,603
PS Business Parks, Inc. (REIT)	935	120,148
QTS Realty Trust, Inc. (REIT), Class A	4,144	163,688
Quality Care Properties, Inc. (REIT)*	14,340	308,453
Ramco-Gershenson Properties Trust (REIT)	11,894	157,120
Retail Opportunity Investments Corp. (REIT)	16,798	321,850
Rexford Industrial Realty, Inc. (REIT)	12,200	382,958
RLJ Lodging Trust (REIT)	26,345	580,907
Sabra Health Care REIT, Inc. (REIT)	26,928	585,145
Safety Income & Growth, Inc. (REIT)	1,181	22,404
Saul Centers, Inc. (REIT)	152	8,144
Select Income REIT (REIT)	9,658	217,015
Seritage Growth Properties (REIT), Class A (x)	4,872	206,719
Spirit MTA REIT (REIT)*	6,410	66,023
STAG Industrial, Inc. (REIT)	14,884	405,291
Summit Hotel Properties, Inc. (REIT)	15,709	224,796
Sunstone Hotel Investors, Inc. (REIT)	34,183	568,121
Terreno Realty Corp. (REIT)	8,314	313,188
Tier REIT, Inc. (REIT)	7,221	171,715
UMH Properties, Inc. (REIT)	772	11,850
Universal Health Realty Income Trust (REIT)	166	10,621
Urban Edge Properties (REIT)	13,811	315,858
Urstadt Biddle Properties, Inc. (REIT), Class A	4,508	102,016
Washington Prime Group, Inc. (REIT)	28,324	229,708
Washington REIT (REIT)	11,863	359,805
Whitestone REIT (REIT)	6,020	75,130
Xenia Hotels & Resorts, Inc. (REIT)	16,307	397,239

		21,053,584

Real Estate Management & Development (5.0%)
Altisource Portfolio Solutions SA*	1,415	41,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American Realty Investors, Inc. (x)*	319	$5,043
Consolidated-Tomoka Land Co.	408	25,096
DREAM Unlimited Corp., Class A*	608,600	4,491,468
Forestar Group, Inc. (x)*	1,624	33,698
FRP Holdings, Inc. (x)*	903	58,469
Griffin Industrial Realty, Inc.	101	4,443
Howard Hughes Corp. (The)*	94,200	12,481,500
Kennedy-Wilson Holdings, Inc.	9,306	196,822
RE/MAX Holdings, Inc., Class A	2,744	143,923
St Joe Co. (The)*	5,634	101,130
Stratus Properties, Inc.*	900	27,495
Tejon Ranch Co.*	3,149	76,521
Transcontinental Realty Investors, Inc. (x)*	197	6,590

		17,693,474

Total Real Estate		38,747,058

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	1,584	83,588
Cincinnati Bell, Inc.*	6,314	99,130
Consolidated Communications Holdings, Inc. (x)	10,587	130,855
Frontier Communications Corp. (x)	11,918	63,880
Hawaiian Telcom Holdco, Inc.*	916	26,491
Intelsat SA*	6,026	100,393
Iridium Communications, Inc.*	14,502	233,483
pdvWireless, Inc. (x)*	1,337	33,358
Windstream Holdings, Inc.*	6,437	33,923

		805,101

Wireless Telecommunication Services (0.0%)
NII Holdings, Inc. (x)*	13,310	51,909
Spok Holdings, Inc.	2,863	43,088

		94,997

Total Telecommunication Services		900,098

Utilities (4.4%)
Electric Utilities (1.0%)
ALLETE, Inc.	7,799	603,721
El Paso Electric Co.	6,129	362,224
IDACORP, Inc.	7,641	704,806
MGE Energy, Inc.	5,207	328,301
Otter Tail Corp.	5,971	284,220
PNM Resources, Inc.	12,057	469,017
Portland General Electric Co.	13,567	580,125

		3,332,414

Gas Utilities (2.5%)
Chesapeake Utilities Corp.	2,132	170,453
New Jersey Resources Corp.	12,227	547,158
Northwest Natural Gas Co.	4,318	275,488
ONE Gas, Inc.	7,889	589,624
RGC Resources, Inc.	1,075	31,369
Rubis SCA (x)	81,502	5,092,025
South Jersey Industries, Inc.	11,068	370,446
Southwest Gas Holdings, Inc.	7,294	556,313
Spire, Inc.	7,457	526,837
WGL Holdings, Inc.	7,760	688,700

		8,848,413

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp. (x)*	15,820	34,804
NRG Yield, Inc., Class A	5,112	87,160
NRG Yield, Inc., Class C	10,078	173,341
Ormat Technologies, Inc.	6,009	319,619
Pattern Energy Group, Inc., Class A (x)	12,193	228,619
TerraForm Power, Inc., Class A	9,056	105,955

		949,498

Multi-Utilities (0.4%)
Avista Corp.	9,911	521,914
Black Hills Corp.	8,115	496,719
NorthWestern Corp.	7,543	431,837
Unitil Corp.	2,210	112,798

		1,563,268

Water Utilities (0.2%)
American States Water Co.	1,732	99,001
AquaVenture Holdings Ltd.*	1,793	27,935
Artesian Resources Corp., Class A	1,203	46,640
Cadiz, Inc. (x)*	3,186	41,737
California Water Service Group	6,626	258,082
Connecticut Water Service, Inc.	1,834	119,797
Consolidated Water Co. Ltd.	2,191	28,264
Middlesex Water Co.	372	15,687
Pure Cycle Corp.*	1,122	10,715
SJW Group	912	60,393
York Water Co. (The)	225	7,155

		715,406

Total Utilities		15,408,999

Total Common Stocks (93.5%) (Cost $235,528,135)		327,522,905

MASTER LIMITED PARTNERSHIPS:
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Atlas Energy Group LLC*	150,000	8,625
Dorchester Minerals LP	44,000	906,400

Total Energy		915,025

Industrials (2.9%)
Industrial Conglomerates (2.9%)
Icahn Enterprises LP	144,200	10,246,852

Total Industrials		10,246,852

Total Master Limited Partnerships (3.2%) (Cost $7,916,564)		11,161,877

SHORT-TERM INVESTMENTS:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	7,621,609	7,623,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (3.4%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $1,000,177, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,450,429, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $2,499,001. (xx)	2,450,000	2,450,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $510,000. (xx)	500,000	500,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,000,424, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,054,288. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $204,001. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $306,001. (xx)	300,000	300,000

ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $600,110, collateralized by various Common Stocks; total market value $667,317. (xx)	600,000	600,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,617,403, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,649,575. (xx)	1,617,121	1,617,121
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,020,465. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,600,277, collateralized by various Common Stocks; total market value $1,780,626. (xx)	1,600,000	1,600,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,600,277, collateralized by various Common Stocks; total market value $1,780,626. (xx)	1,600,000	1,600,000

Total Repurchase Agreements		12,167,121

Total Short-Term Investments (5.6%) (Cost $19,790,770)		19,790,254

Total Investments in Securities (102.3%) (Cost $263,235,469)		358,475,036
Other Assets Less Liabilities (-2.3%)		(8,057,534)

Net Assets (100%)		$350,417,502

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $12,339,681. This was secured by cash collateral of $12,167,121 which was subsequently invested in joint repurchase agreements with a total value of $12,167,121, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $564,115 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/12/18 - 2/15/48.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Investment in companies which were affiliates for six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A*	936	20,920	—	—	—	(2,528)	18,392	—	—
PennyMac Mortgage Investment Trust (REIT)	9,457	162,740	7,296	(19,684)	(407)	29,644	179,589	4,569	—

Total		183,660	7,296	(19,684)	(407)	27,116	197,981	4,569	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	20	9/2018	USD	1,647,500	(34,672)

					(34,672)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,580,751	$48,674	$—	$38,629,425
Consumer Staples	11,333,705	986,219	—	12,319,924
Energy	19,252,540	204,550	—	19,457,090
Financials	115,915,746	3,198,001	—	119,113,747
Health Care	7,691,338	—	—	7,691,338
Industrials	37,878,171	7,908,311	—	45,786,482
Information Technology	20,778,919	143,016	—	20,921,935
Materials	8,546,809	—	—	8,546,809
Real Estate	34,251,147	4,495,911	—	38,747,058
Telecommunication Services	900,098	—	—	900,098
Utilities	10,316,974	5,092,025	—	15,408,999
Master Limited Partnerships
Energy	915,025	—	—	915,025
Industrials	10,246,852	—	—	10,246,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$7,623,133	$—	$—	$7,623,133
Repurchase Agreements	—	12,167,121	—	12,167,121

Total Assets	$324,231,208	$34,243,828	$—	$358,475,036

Liabilities:
Futures	$(34,672)	$—	$—	$(34,672)

Total Liabilities	$(34,672)	$—	$—	$(34,672)

Total	$324,196,536	$34,243,828	$—	$358,440,364

(a)	A security with a market value of $34,218 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $986,219 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(34,672	)*

Total		$(34,672)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$62,624	$62,624

Total	$62,624	$62,624

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(39,718)	$(39,718)

Total	$(39,718)	$(39,718)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $1,354,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 49%)*	$44,924,733
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 61%)*	$48,336,205

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,768,967
Aggregate gross unrealized depreciation	(20,676,770)

Net unrealized appreciation	$97,092,197

Federal income tax cost of investments in securities and derivative instruments, if applicable	$261,348,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $211,256)	$197,981
Unaffiliated Issuers (Cost $250,857,092)	346,109,934
Repurchase Agreements (Cost $12,167,121)	12,167,121
Cash	3,858,966
Foreign cash (Cost $5)	5
Cash held as collateral at broker	60,800
Dividends, interest and other receivables	503,234
Receivable for securities sold	226,680
Securities lending income receivable	20,223
Due from Custodian	6,941
Receivable from Separate Accounts for Portfolio shares sold	3,134
Other assets	3,621

Total assets	363,158,640

LIABILITIES
Payable for return of collateral on securities loaned	12,167,121
Investment management fees payable	212,669
Payable to Separate Accounts for Portfolio shares redeemed	146,377
Payable for securities purchased	100,530
Administrative fees payable	35,645
Due to broker for futures variation margin	2,832
Distribution fees payable – Class IB	531
Accrued expenses	75,433

Total liabilities	12,741,138

NET ASSETS	$350,417,502

Net assets were comprised of:
Paid in capital	$238,993,996
Accumulated undistributed net investment income (loss)	2,097,085
Accumulated undistributed net realized gain (loss)	14,122,349
Net unrealized appreciation (depreciation)	95,204,072

Net assets	$350,417,502

Class IB
Net asset value, offering and redemption price per share, $2,674,937 / 226,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.80

Class K
Net asset value, offering and redemption price per share, $347,742,565 / 29,470,405 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.80

(x)	Includes value of securities on loan of $12,339,681.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($4,569 of dividend income received from affiliates) (net of $24,806 foreign withholding tax)	$3,386,977
Interest	19,962
Securities lending (net)	119,036

Total income	3,525,975

EXPENSES
Investment management fees	1,352,080
Administrative fees	204,367
Professional fees	43,650
Custodian fees	33,423
Printing and mailing expenses	12,443
Trustees’ fees	3,638
Distribution fees – Class IB	2,732
Miscellaneous	6,483

Gross expenses	1,658,816
Less: Waiver from investment manager	(134,039)

Net expenses	1,524,777

NET INVESTMENT INCOME (LOSS)	2,001,198

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(407) of realized gain (loss) from affiliates)	12,269,517
Futures contracts	62,624
Foreign currency transactions	(1,207)

Net realized gain (loss)	12,330,934

Change in unrealized appreciation (depreciation) on:
Investments in securities ($27,116 of change in unrealized appreciation (depreciation) from affiliates)	24,314,052
Futures contracts	(39,718)
Foreign currency translations	(1,003)

Net change in unrealized appreciation (depreciation)	24,273,331

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,604,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,605,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,001,198	$1,937,677
Net realized gain (loss)	12,330,934	16,331,916
Net change in unrealized appreciation (depreciation)	24,273,331	19,945,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,605,463	38,214,621

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(2,817)
Class K	—	(1,252,696)

	—	(1,255,513)

Distributions from net realized capital gains
Class IB	—	(89,148)
Class K	—	(15,081,066)

	—	(15,170,214)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(16,425,727)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 51,335 and 69,668 shares, respectively ]	582,984	713,939
Capital shares issued in connection with merger (Note 8) [ 0 and 83,331 shares, respectively ]	—	822,449
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,005 shares, respectively ]	—	91,965
Capital shares repurchased [ (10,072) and (18,933) shares, respectively ]	(112,280)	(194,033)

Total Class IB transactions	470,704	1,434,320

Class K
Capital shares sold [ 435,682 and 252,858 shares, respectively ]	4,676,973	2,563,531
Capital shares issued in connection with merger (Note 8) [ 0 and 14,885,834 shares, respectively ]	—	146,907,492
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,601,230 shares, respectively ]	—	16,333,762
Capital shares repurchased [ (1,733,631) and (3,592,788) shares, respectively ]	(19,598,106)	(36,439,438)

Total Class K transactions	(14,921,133)	129,365,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,450,429)	130,799,667

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,155,034	152,588,561
NET ASSETS:
Beginning of period	326,262,468	173,673,907

End of period (a)	$350,417,502	$326,262,468

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,097,085	$95,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,		May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Class IB		2017	2016
Net asset value, beginning of period	$10.55	$9.84	$8.55	$10.00		$9.79		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.05	0.06	0.03		—	#	0.02
Net realized and unrealized gain (loss)	1.20	1.19	2.02	(1.10)		0.41		0.06

Total from investment operations	1.25	1.24	2.08	(1.07)		0.41		0.08

Less distributions:
Dividends from net investment income	—	(0.02)	(0.03)	—		—		—	#
Distributions from net realized gains	—	(0.51)	(0.50)	(0.36)		—		(0.27)
Return of capital	—	—	(0.26)	(0.02)		—		(0.02)

Total dividends and distributions	—	(0.53)	(0.79)	(0.38)		—		(0.29)

Net asset value, end of period	$11.80	$10.55	$9.84	$8.55		$10.20		$9.79

Total return (b)	11.85%	12.80%	24.19%	(10.63)%		4.19%		0.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,675	$1,957	$418	$166		$—		$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%	1.15%	1.18%	1.22%		1.25%		1.25%
Before waivers (a)(f)	1.23%	1.26%	1.27%	1.24%		1.25%		5.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.95%	0.52%	0.61%	0.41	%(l)	0.15	%(l)	0.30	%(l)
Before waivers (a)(f)	0.87%	0.42%	0.52%	0.39	%(l)	0.15	%(l)	(4.20	)%(l)
Portfolio turnover rate (z)^	14%	23%	23%	17%		17%		18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,			April 21, 2014* to December 31, 2014
Class K		2017	2016	2015
Net asset value, beginning of period	$10.54	$9.83	$8.54	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.08	0.07	0.05	0.04
Net realized and unrealized gain (loss)	1.19	1.18	2.03	(0.90)	0.05

Total from investment operations	1.26	1.26	2.10	(0.85)	0.09

Less distributions:
Dividends from net investment income	—	(0.04)	(0.04)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.51)	(0.50)	(0.36)	(0.27)
Return of capital	—	—	(0.27)	(0.02)	(0.02)

Total dividends and distributions	—	(0.55)	(0.81)	(0.40)	(0.30)

Net asset value, end of period	$11.80	$10.54	$9.83	$8.54	$9.79

Total return (b)	11.95%	13.08%	24.54%	(8.58)%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$347,743	$324,305	$173,256	$149,286	$166,935
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%	0.90%	0.93%	0.98%	1.00%
Before waivers (a)(f)	0.98%	1.01%	1.02%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.18%	0.74%	0.82%	0.48%	0.55	%(l)
Before waivers (a)(f)	1.11%	0.64%	0.73%	0.48%	0.52	%(l)
Portfolio turnover rate (z)^	14%	23%	23%	17%	18%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	18.7%
Industrials	17.1
Consumer Staples	14.2
Information Technology	13.0
Health Care	11.3
Consumer Discretionary	8.9
Telecommunication Services	4.0
Utilities	4.0
Real Estate	3.3
Materials	2.9
Energy	2.0
Repurchase Agreements	0.7
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$990.80	$5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	992.33	4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.6%)
Bridgestone Corp.	600	$23,482
Continental AG	120	27,404
Magna International, Inc.	700	40,712
Stanley Electric Co. Ltd.	700	23,899

		115,497

Automobiles (0.5%)
Bayerische Motoren Werke AG	400	36,262
Daimler AG (Registered)	400	25,752
Suzuki Motor Corp.	400	22,104
Yamaha Motor Co. Ltd.	1,000	25,164

		109,282

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	400	22,924
Compass Group plc	2,171	46,373
Hilton Worldwide Holdings, Inc.	400	31,664
McDonald’s Holdings Co. Japan Ltd.	300	15,310
Restaurant Brands International, Inc.	400	24,128
Royal Caribbean Cruises Ltd.	200	20,720
Starbucks Corp.	2,400	117,239
TUI AG	1,500	32,906
Vail Resorts, Inc.	200	54,838
Whitbread plc	300	15,675
Yum! Brands, Inc.	500	39,110

		420,887

Household Durables (0.6%)
DR Horton, Inc.	700	28,700
Garmin Ltd. (x)	300	18,300
Mohawk Industries, Inc.*	100	21,427
Sekisui Chemical Co. Ltd.	2,000	34,106
Sekisui House Ltd.	1,000	17,703

		120,236

Media (1.3%)
Comcast Corp., Class A	3,600	118,116
Omnicom Group, Inc.	300	22,881
Vivendi SA	800	19,619
Walt Disney Co. (The)	900	94,329

		254,945

Multiline Retail (0.4%)
Dollar General Corp.	500	49,300
Target Corp.	300	22,836

		72,136

Specialty Retail (2.2%)
Home Depot, Inc. (The)	900	175,589
Industria de Diseno Textil SA	2,400	82,008
Lowe’s Cos., Inc.	800	76,456
TJX Cos., Inc. (The)	1,300	123,734

		457,787

Textiles, Apparel & Luxury Goods (1.2%)
Gildan Activewear, Inc.	1,000	28,167
LVMH Moet Hennessy Louis Vuitton SE	200	66,611
NIKE, Inc., Class B	1,100	87,649
VF Corp.	600	48,912

		231,339

Total Consumer Discretionary		1,782,109

Consumer Staples (14.2%)
Beverages (4.0%)
Asahi Group Holdings Ltd.	500	25,615
Brown-Forman Corp., Class B	500	24,505
Coca-Cola Co. (The)	4,300	188,598
Constellation Brands, Inc., Class A	400	87,548
Diageo plc	2,400	86,217
Heineken NV	900	90,409
Kirin Holdings Co. Ltd.	1,000	26,762
Monster Beverage Corp.*	500	28,650
PepsiCo, Inc.	2,000	217,740
Pernod Ricard SA	200	32,675

		808,719

Food & Staples Retailing (2.9%)
Alimentation Couche-Tard, Inc., Class B	700	30,409
Costco Wholesale Corp.	700	146,286
George Weston Ltd.	300	24,476
Jeronimo Martins SGPS SA	1,800	26,002
Koninklijke Ahold Delhaize NV	1,000	23,946
Lawson, Inc.	300	18,751
Seven & i Holdings Co. Ltd.	900	39,271
Sysco Corp.	1,100	75,119
Walgreens Boots Alliance, Inc.	1,200	72,018
Walmart, Inc.	500	42,825
Wesfarmers Ltd.	1,000	36,529
Woolworths Group Ltd.	2,300	51,949

		587,581

Food Products (2.3%)
General Mills, Inc.	1,800	79,668
Hershey Co. (The)	300	27,918
Kellogg Co.	1,000	69,870
Marine Harvest ASA	800	15,933
McCormick & Co., Inc. (Non-Voting)	200	23,218
Mondelez International, Inc., Class A	1,900	77,900
Nestle SA (Registered)	1,500	116,479
Orkla ASA	2,000	17,534
Tyson Foods, Inc., Class A	500	34,425

		462,945

Household Products (3.0%)
Church & Dwight Co., Inc.	600	31,896
Clorox Co. (The)	300	40,575
Colgate-Palmolive Co.	1,600	103,696
Henkel AG & Co. KGaA (Preference) (q)	730	93,348
Kimberly-Clark Corp.	900	94,806
Procter & Gamble Co. (The)	3,000	234,180

		598,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (2.0%)
Estee Lauder Cos., Inc. (The), Class A	500	$71,345
Kao Corp.	900	68,690
L’Oreal SA	300	74,097
Unilever NV (CVA)	1,800	100,446
Unilever plc	1,400	77,453

		392,031

Total Consumer Staples		2,849,777

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Eni SpA	2,100	39,008
Exxon Mobil Corp.	2,400	198,552
Phillips 66	200	22,462
Suncor Energy, Inc.	400	16,278
TOTAL SA	1,400	85,359
Valero Energy Corp.	300	33,249

Total Energy		394,908

Financials (18.7%)
Banks (8.0%)
Bank Leumi Le-Israel BM	3,000	17,713
Bank of Montreal	1,400	108,217
Bank of Nova Scotia (The) (x)	1,500	84,935
BB&T Corp.	800	40,352
Canadian Imperial Bank of Commerce	800	69,591
Citizens Financial Group, Inc.	900	35,010
Commonwealth Bank of Australia	1,400	75,498
Danske Bank A/S	1,300	40,702
DNB ASA	900	17,604
Hang Seng Bank Ltd.	2,100	52,516
ING Groep NV	3,000	43,190
JPMorgan Chase & Co.	700	72,940
M&T Bank Corp.	200	34,030
Mizrahi Tefahot Bank Ltd.	1,800	33,050
National Australia Bank Ltd.	1,200	24,342
National Bank of Canada	1,000	48,013
Nordea Bank AB	4,000	38,532
Oversea-Chinese Banking Corp. Ltd.	2,000	17,086
PNC Financial Services Group, Inc. (The)	800	108,080
Royal Bank of Canada	1,600	120,476
Skandinaviska Enskilda Banken AB, Class A	3,000	28,524
SunTrust Banks, Inc.	900	59,418
Svenska Handelsbanken AB, Class A	4,000	44,463
Swedbank AB, Class A	3,200	68,525
Toronto-Dominion Bank (The)	3,200	185,211
United Overseas Bank Ltd.	1,000	19,640
US Bancorp	2,500	125,050

		1,612,708

Capital Markets (4.3%)
Ameriprise Financial, Inc.	400	55,952
ASX Ltd.	400	19,061
Bank of New York Mellon Corp. (The)	800	43,144
BlackRock, Inc.	200	99,808
Brookfield Asset Management, Inc., Class A	1,800	73,019
CME Group, Inc.	600	98,352
Deutsche Boerse AG	560	74,650
Intercontinental Exchange, Inc.	800	58,840
MSCI, Inc.	200	33,086
Northern Trust Corp.	700	72,023
S&P Global, Inc.	600	122,334
T. Rowe Price Group, Inc.	500	58,045
TD Ameritrade Holding Corp.	500	27,385
Thomson Reuters Corp.	900	36,318

		872,017

Consumer Finance (0.1%)
Discover Financial Services	400	28,164

Insurance (6.3%)
Aflac, Inc.	1,200	51,624
AIA Group Ltd.	5,000	43,719
Allianz SE (Registered)	500	103,362
Allstate Corp. (The)	800	73,016
Aon plc	500	68,585
Assicurazioni Generali SpA	2,400	40,275
Chubb Ltd.	400	50,808
Cincinnati Financial Corp.	300	20,058
Everest Re Group Ltd.	100	23,048
Great-West Lifeco, Inc.	1,700	41,794
Hannover Rueck SE	180	22,450
Legal & General Group plc	8,000	28,084
Lincoln National Corp.	400	24,900
Loews Corp.	500	24,140
Manulife Financial Corp.	1,600	28,747
Marsh & McLennan Cos., Inc.	1,600	131,151
NN Group NV	600	24,412
Power Corp. of Canada	1,000	22,394
Progressive Corp. (The)	1,800	106,470
Prudential Financial, Inc.	500	46,755
Reinsurance Group of America, Inc.	200	26,696
Sampo OYJ, Class A	900	43,933
Sun Life Financial, Inc.	1,800	72,334
T&D Holdings, Inc.	1,400	21,048
Willis Towers Watson plc	300	45,480
Zurich Insurance Group AG*	240	71,275

		1,256,558

Total Financials		3,769,447

Health Care (11.3%)
Biotechnology (0.2%)
CSL Ltd.	300	42,765

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	1,500	110,760
Coloplast A/S, Class B	200	19,994
Danaher Corp.	600	59,208
Edwards Lifesciences Corp.*	200	29,114
Hoya Corp.	500	28,447
IDEXX Laboratories, Inc.*	200	43,588
Intuitive Surgical, Inc.*	100	47,848
Medtronic plc	1,200	102,732
Stryker Corp.	700	118,201
Sysmex Corp.	200	18,679

		578,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.9%)
Anthem, Inc.	200	$47,606
Cigna Corp.	400	67,980
CVS Health Corp.	700	45,045
Fresenius Medical Care AG & Co. KGaA	200	20,175
HCA Healthcare, Inc.	400	41,040
Humana, Inc.	300	89,289
Laboratory Corp. of America Holdings*	200	35,906
Sonic Healthcare Ltd.	900	16,338
UnitedHealth Group, Inc.	900	220,806

		584,185

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	100	57,863
Thermo Fisher Scientific, Inc.	300	62,142

		120,005

Pharmaceuticals (4.7%)
Astellas Pharma, Inc.	3,900	59,496
Bayer AG (Registered)	600	66,109
Eli Lilly & Co.	300	25,599
Johnson & Johnson	2,100	254,813
Merck & Co., Inc.	2,200	133,540
Novo Nordisk A/S, Class B	1,200	55,674
Pfizer, Inc.	3,300	119,724
Roche Holding AG	540	120,264
Shionogi & Co. Ltd.	500	25,701
Takeda Pharmaceutical Co. Ltd. (x)	500	21,126
Zoetis, Inc.	800	68,152

		950,198

Total Health Care		2,275,724

Industrials (17.1%)
Aerospace & Defense (3.5%)
CAE, Inc.	1,500	31,160
Elbit Systems Ltd.	100	11,735
General Dynamics Corp.	500	93,205
Lockheed Martin Corp.	500	147,715
Northrop Grumman Corp.	400	123,080
Raytheon Co.	700	135,226
Safran SA	400	48,604
TransDigm Group, Inc.	100	34,514
United Technologies Corp.	800	100,024

		725,263

Air Freight & Logistics (1.4%)
Deutsche Post AG (Registered)	2,400	78,392
Expeditors International of Washington, Inc.	1,100	80,410
United Parcel Service, Inc., Class B	1,100	116,853

		275,655

Airlines (0.2%)
ANA Holdings, Inc.	1,000	36,752

Building Products (0.5%)
Assa Abloy AB, Class B	1,600	34,102
Daikin Industries Ltd.	200	23,971
Geberit AG (Registered)	90	38,707

		96,780

Commercial Services & Supplies (0.9%)
Brambles Ltd.	4,300	28,258
Cintas Corp.	200	37,014
Republic Services, Inc.	500	34,180
Waste Management, Inc.	1,000	81,340

		180,792

Construction & Engineering (0.4%)
HOCHTIEF AG	120	21,693
Vinci SA	600	57,708

		79,401

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	2,400	52,615
Legrand SA	300	22,036
Mitsubishi Electric Corp.	2,000	26,636
Nidec Corp. (x)	200	30,032
Schneider Electric SE	200	16,681

		148,000

Industrial Conglomerates (1.9%)
3M Co.	700	137,704
Honeywell International, Inc.	900	129,645
Roper Technologies, Inc.	200	55,182
Siemens AG (Registered)	490	64,787

		387,318

Machinery (3.0%)
ANDRITZ AG	300	15,926
Atlas Copco AB, Class A	1,800	52,412
Epiroc AB, Class A*	1,800	18,889
FANUC Corp.	100	19,875
Fortive Corp.	1,300	100,244
Hoshizaki Corp.	300	30,375
Illinois Tool Works, Inc.	600	83,124
Ingersoll-Rand plc	300	26,919
Kone OYJ, Class B	1,000	50,986
Makita Corp.	600	26,907
Sandvik AB	2,000	35,504
Schindler Holding AG	120	25,883
Stanley Black & Decker, Inc.	500	66,405
Volvo AB, Class B	1,000	15,988
Wartsila OYJ Abp	1,200	23,585

		593,022

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	27,119

Professional Services (1.1%)
Experian plc	1,000	24,739
Randstad NV	400	23,552
SGS SA (Registered)	30	80,036
Verisk Analytics, Inc.*	300	32,292
Wolters Kluwer NV	1,200	67,630

		228,249

Road & Rail (1.7%)
Canadian Pacific Railway Ltd.	200	36,652
Central Japan Railway Co.	100	20,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
DSV A/S	400	$32,326
East Japan Railway Co.	400	38,351
Hankyu Hanshin Holdings, Inc.	400	16,095
Kintetsu Group Holdings Co. Ltd.	400	16,330
MTR Corp. Ltd.	4,000	22,127
Odakyu Electric Railway Co. Ltd.	1,000	21,479
Tobu Railway Co. Ltd.	600	18,371
Tokyu Corp.	1,000	17,233
Union Pacific Corp.	700	99,177

		338,879

Trading Companies & Distributors (1.3%)
Bunzl plc	600	18,173
Fastenal Co.	800	38,504
Ferguson plc	568	46,102
ITOCHU Corp. (x)	2,500	45,330
Marubeni Corp.	3,000	22,899
Mitsubishi Corp.	1,100	30,581
Mitsui & Co. Ltd.	1,700	28,368
Sumitomo Corp.	2,200	36,165

		266,122

Transportation Infrastructure (0.4%)
Aena SME SA (m)	260	47,214
Auckland International Airport Ltd.	3,300	15,154
Sydney Airport	2,900	15,366

		77,734

Total Industrials		3,461,086

Information Technology (13.0%)
Communications Equipment (0.1%)
F5 Networks, Inc.*	100	17,245

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	800	69,720
CDW Corp.	400	32,316
Keyence Corp.	100	56,505

		158,541

Internet Software & Services (0.7%)
Facebook, Inc., Class A*	700	136,024

IT Services (6.3%)
Accenture plc, Class A	1,100	179,949
Amadeus IT Group SA	600	47,366
Automatic Data Processing, Inc.	1,100	147,554
Broadridge Financial Solutions, Inc.	300	34,530
CGI Group, Inc., Class A*	800	50,696
Cognizant Technology Solutions Corp., Class A	1,000	78,990
Fidelity National Information Services, Inc.	600	63,618
Fiserv, Inc.*	1,200	88,908
International Business Machines Corp.	500	69,850
Jack Henry & Associates, Inc.	300	39,108
Mastercard, Inc., Class A	800	157,216
NTT Data Corp.	2,300	26,508
Paychex, Inc.	700	47,845
Visa, Inc., Class A	1,800	238,410

		1,270,548

Semiconductors & Semiconductor Equipment (1.1%)
ASML Holding NV	180	35,672
Intel Corp.	800	39,768
Texas Instruments, Inc.	1,300	143,325

		218,765

Software (2.7%)
Adobe Systems, Inc.*	700	170,666
ANSYS, Inc.*	200	34,836
Electronic Arts, Inc.*	200	28,204
Intuit, Inc.	500	102,153
Oracle Corp.	1,400	61,684
SAP SE	1,300	150,220

		547,763

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	700	129,577
Canon, Inc. (x)	800	26,237
FUJIFILM Holdings Corp.	600	23,444
Hewlett Packard Enterprise Co.	2,900	42,369
HP, Inc.	1,500	34,035

		255,662

Total Information Technology		2,604,548

Materials (2.9%)
Chemicals (2.7%)
BASF SE	200	19,131
Celanese Corp.	200	22,212
Chr Hansen Holding A/S	200	18,477
Ecolab, Inc.	900	126,297
Givaudan SA (Registered)	32	72,770
Koninklijke DSM NV	303	30,473
Mitsubishi Chemical Holdings Corp. (x)	2,500	20,941
Nissan Chemical Corp.	400	18,679
Novozymes A/S, Class B	400	20,295
PPG Industries, Inc.	400	41,492
Sherwin-Williams Co. (The)	200	81,514
Sika AG (Registered)	240	33,299
Toray Industries, Inc.	3,000	23,682

		529,262

Metals & Mining (0.1%)
Norsk Hydro ASA	3,000	17,972

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	800	28,606

Total Materials		575,840

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Dexus (REIT)	3,100	22,276
Equity Residential (REIT)	400	25,476
Essex Property Trust, Inc. (REIT)	100	23,907
Goodman Group (REIT)	6,600	46,987
H&R REIT (REIT)	1,500	22,957
Japan Real Estate Investment Corp. (REIT)	3	15,879
Link REIT (REIT)	2,000	18,265
Nomura Real Estate Master Fund, Inc. (REIT)	22	31,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Prologis, Inc. (REIT)	1,200	$78,828
Public Storage (REIT)	200	45,372
Simon Property Group, Inc. (REIT)	600	102,113
Stockland (REIT)	14,700	43,189
Unibail-Rodamco-Westfield (REIT)	160	35,230

		511,537

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	700	33,418
Daito Trust Construction Co. Ltd.	200	32,534
Daiwa House Industry Co. Ltd.	1,000	34,106
First Capital Realty, Inc.	1,900	29,859
Mitsui Fudosan Co. Ltd.	1,000	24,152

		154,069

Total Real Estate		665,606

Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	4,380	140,641
BCE, Inc.	1,200	48,597
Deutsche Telekom AG (Registered)*	5,600	86,782
Nippon Telegraph & Telephone Corp.	1,100	50,035
Spark New Zealand Ltd.	6,100	15,411
Swisscom AG (Registered)	120	53,705
Telenor ASA	1,800	36,942
Telia Co. AB	4,000	18,292
Telstra Corp. Ltd.	14,200	27,533
Verizon Communications, Inc.	3,300	166,022

		643,960

Wireless Telecommunication Services (0.8%)
KDDI Corp.	2,500	68,441
NTT DOCOMO, Inc. (x)	2,900	73,932
Rogers Communications, Inc., Class B	400	18,998

		161,371

Total Telecommunication Services		805,331

Utilities (4.0%)
Electric Utilities (1.3%)
CLP Holdings Ltd.	2,500	26,926
Enel SpA	9,000	49,997
Eversource Energy	900	52,749
Iberdrola SA	12,000	92,826
Red Electrica Corp. SA	800	16,293
SSE plc	1,800	32,189

		270,980

Gas Utilities (0.9%)
Atmos Energy Corp.	300	27,042
Hong Kong & China Gas Co. Ltd.	19,360	37,064
Osaka Gas Co. Ltd.	2,800	57,978
Tokyo Gas Co. Ltd.	2,000	53,118

		175,202

Multi-Utilities (1.4%)
CMS Energy Corp.	500	23,640
Consolidated Edison, Inc.	800	62,384
DTE Energy Co.	400	41,452
E.ON SE	2,000	21,380
Public Service Enterprise Group, Inc.	800	43,312
Sempra Energy	700	81,277

		273,445

Water Utilities (0.4%)
American Water Works Co., Inc.	900	76,843

Total Utilities		796,470

Total Common Stocks (99.4%) (Cost $17,249,840)		19,980,846

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $4,483, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $4,572. (xx)	$4,482	4,482
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $45,019, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $47,443. (xx)	45,000	45,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,836, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $1,873. (xx)	1,836	1,836
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,186, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $3,249. (xx)	3,185	3,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,191, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $3,254. (xx)	$3,190	$3,190
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $50,112, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $51,105. (xx)	50,103	50,103
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $12,592, collateralized by various Common Stocks; total market value $14,011. (xx)	12,590	12,590
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $12,169, collateralized by various Common Stocks; total market value $13,541. (xx)	12,167	12,167

Total Repurchase Agreements		132,553

Total Short-Term Investments (0.7%) (Cost $132,553)		132,553

Total Investments in Securities (100.1%) (Cost $17,382,393)		20,113,399
Other Assets Less Liabilities (-0.1%)		(22,503)

Net Assets (100%)		$20,090,896

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $47,214 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $142,422. This was secured by cash collateral of $132,553 which was subsequently invested in joint repurchase agreements with a total value of $132,553, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $16,804 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/46.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	2.2%
Austria	0.1
Canada	6.4
Denmark	0.9
Finland	0.7
France	2.3
Germany	4.7
Hong Kong	1.0
Israel	0.3
Italy	0.7
Japan	8.3
Netherlands	1.7
New Zealand	0.2
Norway	0.5
Portugal	0.1
Singapore	0.2
Spain	1.4
Sweden	1.8
Switzerland	3.7
United Kingdom	2.1
United States	60.8
Cash and Other	(0.1)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,267,731	$514,378	$—	$1,782,109
Consumer Staples	1,827,671	1,022,106	—	2,849,777
Energy	270,541	124,367	—	394,908
Financials	2,755,793	1,013,654	—	3,769,447
Health Care	1,780,956	494,768	—	2,275,724
Industrials	1,820,569	1,640,517	—	3,461,086
Information Technology	2,238,596	365,952	—	2,604,548
Materials	271,515	304,325	—	575,840
Real Estate	361,930	303,676	—	665,606
Telecommunication Services	374,258	431,073	—	805,331
Utilities	408,699	387,771	—	796,470
Short-Term Investments
Repurchase Agreements	—	132,553	—	132,553

Total Assets	$13,378,259	$6,735,140	$—	$20,113,399

Total Liabilities	$—	$—	$—	$—

Total	$13,378,259	$6,735,140	$—	$20,113,399

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,767,998
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,059,194

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,189,093
Aggregate gross unrealized depreciation	(475,855)

Net unrealized appreciation	$2,713,238

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,400,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $17,249,840)	$19,980,846
Repurchase Agreements (Cost $132,553)	132,553
Cash	91,152
Foreign cash (Cost $29,197)	28,904
Dividends, interest and other receivables	37,228
Receivable from Separate Accounts for Portfolio shares sold	8,656
Securities lending income receivable	174
Other assets	216

Total assets	20,279,729

LIABILITIES
Payable for return of collateral on securities loaned	132,553
Payable to Separate Accounts for Portfolio shares redeemed	11,355
Investment management fees payable	6,690
Distribution fees payable – Class IB	2,445
Administrative fees payable	1,629
Accrued expenses	34,161

Total liabilities	188,833

NET ASSETS	$20,090,896

Net assets were comprised of:
Paid in capital	$16,366,767
Accumulated undistributed net investment income (loss)	155,697
Accumulated undistributed net realized gain (loss)	837,685
Net unrealized appreciation (depreciation)	2,730,747

Net assets	$20,090,896

Class IB
Net asset value, offering and redemption price per share, $11,797,536 / 912,823 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.92

Class K
Net asset value, offering and redemption price per share, $8,293,360 / 640,883 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.94

(x)	Includes value of securities on loan of $142,422.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,735 foreign withholding tax)	$271,460
Interest	416
Securities lending (net)	1,640

Total income	273,516

EXPENSES
Investment management fees	67,730
Professional fees	27,111
Distribution fees – Class IB	13,873
Administrative fees	9,445
Custodian fees	6,943
Printing and mailing expenses	1,141
Trustees’ fees	209
Miscellaneous	3,989

Gross expenses	130,441
Less: Waiver from investment manager	(29,491)

Net expenses	100,950

NET INVESTMENT INCOME (LOSS)	172,566

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	722,382
Foreign currency transactions	(2,428)

Net realized gain (loss)	719,954

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,061,636)
Foreign currency translations	(2,492)

Net change in unrealized appreciation (depreciation)	(1,064,128)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(344,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(171,608)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$172,566	$224,224
Net realized gain (loss)	719,954	687,312
Net change in unrealized appreciation (depreciation)	(1,064,128)	2,323,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(171,608)	3,235,366

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(123,228)
Class K	—	(117,158)

	—	(240,386)

Distributions from net realized capital gains
Class IB	—	(282,078)
Class K	—	(225,434)

	—	(507,512)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(747,898)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 135,305 and 125,270 shares, respectively ]	1,762,195	1,566,300
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,309 shares, respectively ]	—	405,306
Capital shares repurchased [ (25,808) and (19,963) shares, respectively ]	(337,509)	(248,393)

Total Class IB transactions	1,424,686	1,723,213

Class K
Capital shares sold [ 13,649 and 25,104 shares, respectively ]	178,459	311,092
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,467 shares, respectively ]	—	342,592
Capital shares repurchased [ (7,525) and (45,518) shares, respectively ]	(98,808)	(557,888)

Total Class K transactions	79,651	95,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,504,337	1,819,009

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,332,729	4,306,477
NET ASSETS:
Beginning of period	18,758,167	14,451,690

End of period (a)	$20,090,896	$18,758,167

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$155,697	$(16,869)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				October 28, 2013* to December 31, 2013
Class IB		2017	2016	2015	2014
Net asset value, beginning of period	$13.04	$11.16	$10.67	$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.15	0.15	0.14	0.16	0.02
Net realized and unrealized gain (loss)	(0.23)	2.26	0.48	(0.02)	0.58	0.26

Total from investment operations	(0.12)	2.41	0.63	0.12	0.74	0.28

Less distributions:
Dividends from net investment income	—	(0.16)	(0.14)	(0.13)	(0.18)	(0.02)
Distributions from net realized gains	—	(0.37)	— #	(0.02)	(0.08)	—
Return of capital	—	—	—	—	—	(0.04)

Total dividends and distributions	—	(0.53)	(0.14)	(0.15)	(0.26)	(0.06)

Net asset value, end of period	$12.92	$13.04	$11.16	$10.67	$10.70	$10.22

Total return (b)	(0.92)%	21.65%	5.93%	1.10%	7.26%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,798	$10,478	$7,439	$6,347	$5,842	$5,141
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.16%	1.23%	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.45%	1.72%	1.79%	1.92%	2.24%	2.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.68%	1.23%	1.35%	1.24%	1.52%	1.03	%(l)
Before waivers and reimbursements (a)(f)	1.38%	0.68%	0.79%	0.58%	0.52%	(0.13	)%(l)
Portfolio turnover rate (z)^	26%	42%	27%	28%	27%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				October 28, 2013* to December 31, 2013
Class K		2017	2016	2015	2014
Net asset value, beginning of period	$13.04	$11.15	$10.67	$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.19	0.18	0.16	0.19	0.02
Net realized and unrealized gain (loss)	(0.22)	2.26	0.47	(0.01)	0.58	0.26

Total from investment operations	(0.10)	2.45	0.65	0.15	0.77	0.28

Less distributions:
Dividends from net investment income	—	(0.19)	(0.17)	(0.16)	(0.21)	(0.02)
Distributions from net realized gains	—	(0.37)	— #	(0.02)	(0.08)	—
Return of capital	—	—	—	—	—	(0.04)

Total dividends and distributions	—	(0.56)	(0.17)	(0.18)	(0.29)	(0.06)

Net asset value, end of period	$12.94	$13.04	$11.15	$10.67	$10.70	$10.22

Total return (b)	(0.77)%	22.04%	6.20%	1.36%	7.53%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,293	$8,280	$7,013	$6,709	$6,744	$5,801
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.92%	0.98%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.20%	1.46%	1.53%	1.65%	1.99%	2.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.92%	1.50%	1.61%	1.50%	1.76%	1.28	%(l)
Before waivers and reimbursements (a)(f)	1.61%	0.96%	1.06%	0.84%	0.76%	0.10	%(l)
Portfolio turnover rate (z)^	26%	42%	27%	28%	27%	5%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	33.4%
Health Care	12.0
Consumer Discretionary	11.6
Industrials	10.0
Financials	10.0
Consumer Staples	7.1
Energy	4.9
Real Estate	3.9
Materials	2.7
Telecommunication Services	2.0
Utilities	1.6
Repurchase Agreements	1.1
Cash and Other	(0.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,032.13	$4.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.26	4.58
Class IB
Actual	1,000.00	1,032.75	4.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.26	4.58

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.91% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.2%)
Autoliv, Inc. (x)	1,146	$164,130
BorgWarner, Inc.	2,758	119,035

		283,165

Automobiles (0.4%)
Harley-Davidson, Inc.	2,212	93,081
Tesla, Inc. (x)*	1,672	573,412

		666,493

Distributors (0.1%)
LKQ Corp.*	4,052	129,259
Pool Corp.	526	79,689

		208,948

Hotels, Restaurants & Leisure (2.8%)
Aramark	3,225	119,648
Choice Hotels International, Inc.	497	37,573
Darden Restaurants, Inc.	1,637	175,257
Domino’s Pizza, Inc.	551	155,476
Hilton Worldwide Holdings, Inc.	3,765	298,037
Jack in the Box, Inc.	399	33,963
Marriott International, Inc., Class A	4,007	507,286
McDonald’s Corp.	10,470	1,640,544
Royal Caribbean Cruises Ltd.	2,253	233,411
Starbucks Corp.	18,506	904,018
Vail Resorts, Inc.	537	147,240

		4,252,453

Household Durables (0.4%)
Ethan Allen Interiors, Inc.	363	8,894
Garmin Ltd. (x)	1,454	88,694
La-Z-Boy, Inc.	604	18,482
Meritage Homes Corp.*	463	20,349
Mohawk Industries, Inc.*	833	178,487
Newell Brands, Inc.	6,415	165,443
Tupperware Brands Corp.	689	28,414
Whirlpool Corp.	840	122,833

		631,596

Internet & Direct Marketing Retail (2.4%)
Booking Holdings, Inc.*	638	1,293,283
Netflix, Inc.*	5,725	2,240,937
Nutrisystem, Inc.	439	16,902
Shutterfly, Inc.*	400	36,012

		3,587,134

Leisure Products (0.1%)
Callaway Golf Co.	1,130	21,436
Hasbro, Inc.	1,543	142,434
Mattel, Inc. (x)	4,442	72,938

		236,808

Media (1.9%)
Discovery, Inc., Class A (x)*	2,085	57,338
Discovery, Inc., Class C*	4,020	102,510
John Wiley & Sons, Inc., Class A	617	38,501
Liberty Global plc, Class A*	2,546	70,117
Liberty Global plc, Class C*	7,229	192,364
New York Times Co. (The), Class A (x)	1,747	45,247
Omnicom Group, Inc.	3,048	232,471
Scholastic Corp.	353	15,641
Walt Disney Co. (The)	19,842	2,079,640

		2,833,829

Multiline Retail (0.2%)
Kohl’s Corp.	2,219	161,765
Nordstrom, Inc.	1,542	79,845

		241,610

Specialty Retail (1.5%)
AutoNation, Inc.*	805	39,107
Best Buy Co., Inc.	3,496	260,732
Buckle, Inc. (The) (x)	424	11,405
Caleres, Inc.	572	19,671
CarMax, Inc.*	2,355	171,609
Foot Locker, Inc.	1,618	85,188
GameStop Corp., Class A (x)	1,372	19,990
Gap, Inc. (The)	3,098	100,344
Lowe’s Cos., Inc.	10,958	1,047,256
Office Depot, Inc.	7,023	17,909
Signet Jewelers Ltd.	778	43,373
Tiffany & Co.	1,463	192,531
Tractor Supply Co.	1,655	126,591
Ulta Beauty, Inc.*	761	177,663

		2,313,369

Textiles, Apparel & Luxury Goods (1.6%)
Columbia Sportswear Co.	434	39,698
Deckers Outdoor Corp.*	370	41,769
Hanesbrands, Inc. (x)	4,772	105,079
Michael Kors Holdings Ltd.*	2,002	133,333
NIKE, Inc., Class B	17,138	1,365,556
PVH Corp.	1,027	153,762
Under Armour, Inc., Class A (x)*	2,507	56,358
Under Armour, Inc., Class C*	2,389	50,360
VF Corp.	4,492	366,188
Wolverine World Wide, Inc.	1,309	45,514

		2,357,617

Total Consumer Discretionary		17,613,022

Consumer Staples (7.1%)
Beverages (1.7%)
Coca-Cola Co. (The)	53,477	2,345,501
Dr Pepper Snapple Group, Inc.	2,378	290,116

		2,635,617

Food & Staples Retailing (0.3%)
Sysco Corp.	6,543	446,821
United Natural Foods, Inc.*	686	29,265

		476,086

Food Products (2.1%)
Archer-Daniels-Midland Co.	7,363	337,446
Bunge Ltd.	1,851	129,033
Campbell Soup Co. (x)	2,371	96,121
Darling Ingredients, Inc.*	2,231	44,352
General Mills, Inc.	7,520	332,835
Hain Celestial Group, Inc. (The)*	1,276	38,025
Hormel Foods Corp. (x)	3,785	140,840
Ingredion, Inc.	936	103,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
JM Smucker Co. (The)	1,513	$162,617
Kellogg Co.	3,427	239,445
Kraft Heinz Co. (The)	8,016	503,565
McCormick & Co., Inc. (Non-Voting)	1,578	183,190
Mondelez International, Inc., Class A	19,610	804,010

		3,115,094

Household Products (2.7%)
Clorox Co. (The)	1,698	229,654
Colgate-Palmolive Co.	10,980	711,614
Kimberly-Clark Corp.	4,643	489,094
Procter & Gamble Co. (The)	33,270	2,597,056

		4,027,418

Personal Products (0.3%)
Avon Products, Inc.*	6,352	10,290
Estee Lauder Cos., Inc. (The), Class A	2,973	424,218

		434,508

Total Consumer Staples		10,688,723

Energy (4.9%)
Energy Equipment & Services (1.2%)
Baker Hughes a GE Co.	5,550	183,316
Core Laboratories NV (x)	574	72,445
National Oilwell Varco, Inc.	4,988	216,479
Schlumberger Ltd.	18,270	1,224,638
TechnipFMC plc	5,835	185,203

		1,882,081

Oil, Gas & Consumable Fuels (3.7%)
Apache Corp.	5,032	235,246
ConocoPhillips	15,472	1,077,161
Denbury Resources, Inc.*	5,095	24,507
Devon Energy Corp.	6,958	305,874
Energen Corp.*	1,135	82,651
EQT Corp.	3,517	194,068
Hess Corp.	3,764	251,774
Marathon Oil Corp.	11,186	233,340
Marathon Petroleum Corp.	6,296	441,727
Newfield Exploration Co.*	2,700	81,675
Noble Energy, Inc.	6,464	228,050
Occidental Petroleum Corp.	10,107	845,754
ONEOK, Inc.	5,375	375,336
Phillips 66	5,844	656,340
Pioneer Natural Resources Co.	2,239	423,708
QEP Resources, Inc.*	3,260	39,967
Southwestern Energy Co.*	7,581	40,179

		5,537,357

Total Energy		7,419,438

Financials (10.0%)
Banks (2.0%)
Bank of Hawaii Corp.	535	44,630
Cathay General Bancorp	1,040	42,110
CIT Group, Inc.	1,505	75,867
Citizens Financial Group, Inc.	6,358	247,326
Comerica, Inc.	2,306	209,661
First Republic Bank	2,125	205,679
Heartland Financial USA, Inc.	320	17,552
International Bancshares Corp.	761	32,571
KeyCorp	13,878	271,176
M&T Bank Corp.	1,892	321,924
Old National Bancorp	1,836	34,150
People’s United Financial, Inc.	4,668	84,444
PNC Financial Services Group, Inc. (The)	6,241	843,159
Regions Financial Corp.	14,927	265,402
Signature Bank*	732	93,608
SVB Financial Group*	692	199,822
Umpqua Holdings Corp.	2,983	67,386

		3,056,467

Capital Markets (4.1%)
Ameriprise Financial, Inc.	1,947	272,346
Bank of New York Mellon Corp. (The)	13,316	718,132
BlackRock, Inc.	1,588	792,476
Charles Schwab Corp. (The)	16,005	817,855
CME Group, Inc.	4,478	734,034
FactSet Research Systems, Inc.	528	104,597
Franklin Resources, Inc.	4,322	138,520
Invesco Ltd.	5,366	142,521
Legg Mason, Inc.	1,130	39,245
Moody’s Corp.	2,273	387,683
Northern Trust Corp.	2,852	293,442
S&P Global, Inc.	3,354	683,847
State Street Corp.	4,842	450,742
T. Rowe Price Group, Inc.	3,229	374,855
TD Ameritrade Holding Corp.	3,798	208,016

		6,158,311

Consumer Finance (0.7%)
Ally Financial, Inc.	5,653	148,504
American Express Co.	9,647	945,406

		1,093,910

Diversified Financial Services (0.1%)
Voya Financial, Inc.	2,247	105,609

Insurance (3.1%)
Aflac, Inc.	10,292	442,762
Allstate Corp. (The)	4,686	427,691
Arthur J Gallagher & Co.	2,392	156,150
Chubb Ltd.	6,117	776,981
Hartford Financial Services Group, Inc. (The)	4,728	241,743
Loews Corp.	3,666	176,994
Marsh & McLennan Cos., Inc.	6,714	550,347
Principal Financial Group, Inc.	3,795	200,945
Progressive Corp. (The)	7,657	452,911
Prudential Financial, Inc.	5,580	521,786
Travelers Cos., Inc. (The)	3,585	438,589
Willis Towers Watson plc	1,758	266,513

		4,653,412

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	6,246	68,956

Total Financials		15,136,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (12.0%)
Biotechnology (4.7%)
AbbVie, Inc.	20,010	$1,853,926
Amgen, Inc.	8,898	1,642,482
Biogen, Inc.*	2,790	809,770
BioMarin Pharmaceutical, Inc.*	2,348	221,182
Celgene Corp.*	9,914	787,370
Gilead Sciences, Inc.	17,273	1,223,619
TESARO, Inc. (x)*	514	22,857
Vertex Pharmaceuticals, Inc.*	3,358	570,726

		7,131,932

Health Care Equipment & Supplies (1.9%)
ABIOMED, Inc.*	550	224,978
Align Technology, Inc.*	1,008	344,877
Becton Dickinson and Co.	3,515	842,053
Cooper Cos., Inc. (The)	645	151,865
Dentsply Sirona, Inc.	3,069	134,330
Edwards Lifesciences Corp.*	2,783	405,121
Hologic, Inc.*	3,613	143,617
IDEXX Laboratories, Inc.*	1,148	250,195
ResMed, Inc.	1,863	192,970
Varian Medical Systems, Inc.*	1,213	137,942

		2,827,948

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	2,203	187,850
Cardinal Health, Inc.	4,153	202,791
Centene Corp.*	2,675	329,587
Cigna Corp.	3,203	544,350
Envision Healthcare Corp.*	1,671	73,541
HCA Healthcare, Inc.	3,680	377,568
Henry Schein, Inc.*	2,001	145,353
Humana, Inc.	1,816	540,496
Laboratory Corp. of America Holdings*	1,340	240,570
MEDNAX, Inc.*	1,268	54,879
Patterson Cos., Inc. (x)	1,168	26,478
Quest Diagnostics, Inc.	1,768	194,374
Select Medical Holdings Corp.*	1,323	24,012

		2,941,849

Health Care Technology (0.2%)
Cerner Corp.*	3,973	237,546

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	4,229	261,521
Bio-Techne Corp.	506	74,863
IQVIA Holdings, Inc.*	2,147	214,314
Mettler-Toledo International, Inc.*	338	195,577
Waters Corp.*	1,048	202,882

		949,157

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	21,544	1,192,245
Jazz Pharmaceuticals plc*	783	134,911
Merck & Co., Inc.	35,561	2,158,553
Zoetis, Inc.	6,407	545,812

		4,031,521

Total Health Care		18,119,953

Industrials (10.0%)
Aerospace & Defense (0.1%)
Spirit AeroSystems Holdings, Inc., Class A	1,522	130,755

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,833	153,349
Echo Global Logistics, Inc.*	383	11,203
Expeditors International of Washington, Inc.	2,321	169,665
United Parcel Service, Inc., Class B	9,067	963,187

		1,297,404

Airlines (0.1%)
Delta Air Lines, Inc.	2,337	115,775
Southwest Airlines Co.	1,893	96,316

		212,091

Building Products (0.7%)
Allegion plc	1,249	96,623
AO Smith Corp.	1,915	113,272
Builders FirstSource, Inc.*	1,527	27,929
Fortune Brands Home & Security, Inc.	1,999	107,326
Johnson Controls International plc	12,231	409,127
Lennox International, Inc.	490	98,074
Masco Corp.	4,079	152,636
Owens Corning	1,454	92,140

		1,097,127

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,558	21,578
Copart, Inc.*	2,726	154,183
Deluxe Corp.	615	40,719
Essendant, Inc.	542	7,165
HNI Corp.	526	19,567
Interface, Inc.	834	19,140
Knoll, Inc.	714	14,858
RR Donnelley & Sons Co.	1,015	5,847
Steelcase, Inc., Class A	1,274	17,199
Team, Inc. (x)*	405	9,356
Tetra Tech, Inc.	696	40,716

		350,328

Construction & Engineering (0.1%)
EMCOR Group, Inc.	743	56,602
Granite Construction, Inc.	620	34,509
Quanta Services, Inc.*	2,066	69,004

		160,115

Electrical Equipment (0.6%)
Acuity Brands, Inc.	545	63,149
Eaton Corp. plc	5,813	434,464
Rockwell Automation, Inc.	1,694	281,593
Sensata Technologies Holding plc*	2,276	108,292

		887,498

Industrial Conglomerates (1.3%)
3M Co.	7,854	1,545,039
Roper Technologies, Inc.	1,362	375,789

		1,920,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (3.1%)
AGCO Corp.	862	$52,341
Caterpillar, Inc.	7,894	1,070,979
Cummins, Inc.	2,077	276,241
Deere & Co.	4,053	566,609
Dover Corp.	2,063	151,012
Flowserve Corp.	1,756	70,942
Fortive Corp.	4,137	319,004
Graco, Inc.	2,179	98,534
Illinois Tool Works, Inc.	4,061	562,611
Ingersoll-Rand plc	3,290	295,212
Lincoln Electric Holdings, Inc.	807	70,822
Meritor, Inc.*	1,071	22,030
Middleby Corp. (The) (x)*	731	76,331
Parker-Hannifin Corp.	1,754	273,361
Snap-on, Inc.	736	118,290
Stanley Black & Decker, Inc.	2,055	272,925
Tennant Co.	227	17,933
Timken Co. (The)	949	41,329
WABCO Holdings, Inc.*	696	81,446
Wabtec Corp.	1,133	111,691
Xylem, Inc.	2,370	159,691

		4,709,334

Professional Services (0.4%)
ASGN, Inc.*	667	52,153
Dun & Bradstreet Corp. (The)	501	61,448
Exponent, Inc.	698	33,713
Heidrick & Struggles International, Inc.	257	8,995
ICF International, Inc.	262	18,615
IHS Markit Ltd.*	5,281	272,447
Kelly Services, Inc., Class A	453	10,170
ManpowerGroup, Inc.	872	75,044
Navigant Consulting, Inc.*	564	12,487
Resources Connection, Inc.	406	6,861
Robert Half International, Inc.	1,625	105,788
TrueBlue, Inc.*	497	13,394

		671,115

Road & Rail (2.1%)
AMERCO	113	40,245
ArcBest Corp.	356	16,269
Avis Budget Group, Inc.*	938	30,485
CSX Corp.	11,117	709,042
Genesee & Wyoming, Inc., Class A*	835	67,902
Hertz Global Holdings, Inc. (x)*	605	9,281
Kansas City Southern	1,369	145,059
Norfolk Southern Corp.	3,755	566,517
Ryder System, Inc.	718	51,596
Union Pacific Corp.	10,383	1,471,063

		3,107,459

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,328	55,736
Applied Industrial Technologies, Inc.	529	37,109
Fastenal Co.	3,743	180,151
H&E Equipment Services, Inc.	384	14,442
United Rentals, Inc.*	1,122	165,630
WW Grainger, Inc.	624	192,442

		645,510

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	592	6,660

Total Industrials		15,196,224

Information Technology (33.4%)
Communications Equipment (2.1%)
Cisco Systems, Inc.	63,545	2,734,341
CommScope Holding Co., Inc.*	2,496	72,896
F5 Networks, Inc.*	823	141,926
Motorola Solutions, Inc.	2,110	245,541
Plantronics, Inc.	465	35,456

		3,230,160

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	2,261	100,863
Corning, Inc.	11,226	308,827
Flex Ltd.*	6,953	98,107
Itron, Inc.*	434	26,062
TE Connectivity Ltd.	4,663	419,950
Trimble, Inc.*	3,239	106,369

		1,060,178

Internet Software & Services (10.1%)
Alphabet, Inc., Class A*	3,938	4,446,750
Alphabet, Inc., Class C*	4,154	4,634,410
Facebook, Inc., Class A*	31,612	6,142,844

		15,224,004

IT Services (3.2%)
Accenture plc, Class A	8,128	1,329,659
Automatic Data Processing, Inc.	5,848	784,451
Cognizant Technology Solutions Corp., Class A	7,760	612,962
Convergys Corp.	1,264	30,892
FleetCor Technologies, Inc.*	1,187	250,042
International Business Machines Corp.	12,159	1,698,612
Teradata Corp.*	1,581	63,477
Western Union Co. (The)	6,032	122,631

		4,892,726

Semiconductors & Semiconductor Equipment (5.6%)
Advanced Micro Devices, Inc. (x)*	12,053	180,675
Analog Devices, Inc.	4,853	465,500
Applied Materials, Inc.	13,870	640,655
Intel Corp.	61,751	3,069,642
Lam Research Corp.	2,159	373,183
Microchip Technology, Inc.	3,094	281,399
NVIDIA Corp.	7,600	1,800,440
Skyworks Solutions, Inc.	2,410	232,927
Texas Instruments, Inc.	12,988	1,431,927

		8,476,348

Software (11.1%)
Adobe Systems, Inc.*	6,494	1,583,302
ANSYS, Inc.*	1,096	190,901
Autodesk, Inc.*	2,913	381,865
CA, Inc.	4,125	147,056
Cadence Design Systems, Inc.*	3,721	161,157
Citrix Systems, Inc.*	1,776	186,196
Dell Technologies, Inc., Class V*	2,610	220,754
Fortinet, Inc.*	1,858	115,995
Intuit, Inc.	3,219	657,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	96,513	$9,517,148
Oracle Corp.	40,984	1,805,755
salesforce.com, Inc.*	9,050	1,234,420
Symantec Corp.	8,199	169,310
VMware, Inc., Class A (x)*	960	141,091
Workday, Inc., Class A*	1,794	217,289

		16,729,897

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	20,773	303,493
HP, Inc.	21,600	490,104
Super Micro Computer, Inc.*	566	13,386
Xerox Corp.	2,989	71,736

		878,719

Total Information Technology		50,492,032

Materials (2.7%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	2,886	449,437
Albemarle Corp.	1,494	140,929
Axalta Coating Systems Ltd.*	2,858	86,626
Ecolab, Inc.	3,441	482,876
HB Fuller Co.	685	36,771
International Flavors & Fragrances, Inc.	1,050	130,158
Minerals Technologies, Inc.	475	35,791
Mosaic Co. (The)	4,769	133,770
PPG Industries, Inc.	3,306	342,931
Praxair, Inc.	3,777	597,333
Sherwin-Williams Co. (The)	1,119	456,071

		2,892,693

Containers & Packaging (0.4%)
Avery Dennison Corp.	1,167	119,151
Ball Corp.	4,369	155,318
Sealed Air Corp.	2,179	92,498
Sonoco Products Co.	1,347	70,717
WestRock Co.	3,338	190,333

		628,017

Metals & Mining (0.4%)
Compass Minerals International, Inc. (x)	458	30,113
Newmont Mining Corp.	7,075	266,798
Nucor Corp.	4,171	260,688
Schnitzer Steel Industries, Inc., Class A	385	12,975

		570,574

Paper & Forest Products (0.0%)
Domtar Corp.	849	40,531

Total Materials		4,131,815

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
American Tower Corp. (REIT)	5,821	839,214
AvalonBay Communities, Inc. (REIT)	1,808	310,777
Boston Properties, Inc. (REIT)	2,049	256,986
Corporate Office Properties Trust (REIT)	1,347	39,050
Digital Realty Trust, Inc. (REIT)	2,723	303,832
Duke Realty Corp. (REIT)	4,715	136,877
Equinix, Inc. (REIT)	1,047	450,095
Equity Residential (REIT)	4,854	309,151
Federal Realty Investment Trust (REIT)	977	123,639
Forest City Realty Trust, Inc. (REIT), Class A	2,891	65,944
HCP, Inc. (REIT)	6,184	159,671
Host Hotels & Resorts, Inc. (REIT)	9,600	202,272
Iron Mountain, Inc. (REIT)	3,540	123,935
Liberty Property Trust (REIT)	1,891	83,828
Macerich Co. (The) (REIT)	1,381	78,482
PotlatchDeltic Corp. (REIT)	791	40,222
Prologis, Inc. (REIT)	7,036	462,195
SBA Communications Corp. (REIT)*	1,539	254,120
Simon Property Group, Inc. (REIT)	4,226	719,223
UDR, Inc. (REIT)	3,559	133,605
Vornado Realty Trust (REIT)	2,259	166,985
Weyerhaeuser Co. (REIT)	10,064	366,933

		5,627,036

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,214	201,176
Jones Lang LaSalle, Inc.	597	99,096
Realogy Holdings Corp. (x)	1,724	39,307

		339,579

Total Real Estate		5,966,615

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	12,623	235,293
Cincinnati Bell, Inc.*	550	8,635
Verizon Communications, Inc.	54,487	2,741,241

		2,985,169

Wireless Telecommunication Services (0.0%)
Sprint Corp. (x)*	10,243	55,722

Total Telecommunication Services		3,040,891

Utilities (1.6%)
Electric Utilities (0.3%)
Alliant Energy Corp.	3,038	128,568
Eversource Energy	4,197	245,986

		374,554

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,172	52,447
Northwest Natural Gas Co.	344	21,947
WGL Holdings, Inc.	694	61,593

		135,987

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,694	116,587
Ormat Technologies, Inc.	507	26,967

		143,554

Multi-Utilities (1.0%)
Avista Corp.	873	45,972
CenterPoint Energy, Inc.	5,450	151,020
CMS Energy Corp.	3,700	174,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	4,082	$318,314
MDU Resources Group, Inc.	2,513	72,073
NiSource, Inc.	4,415	116,026
Sempra Energy	3,224	374,339
WEC Energy Group, Inc.	4,155	268,621

		1,521,301

Water Utilities (0.1%)
American Water Works Co., Inc.	2,343	200,045

Total Utilities		2,375,441

Total Common Stocks (99.2%) (Cost $102,996,961)		150,180,819

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)* (Cost $—)	860	716

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $102,000. (xx)	$100,000	100,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $100,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $105,429. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $42,072, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $42,907. (xx)	42,065	42,065
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $72,967, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $74,414. (xx)	72,955	72,955
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $73,081, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $74,531. (xx)	73,069	73,069
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various Common Stocks; total market value $111,220. (xx)	100,000	100,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $831,552, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $848,092. (xx)	831,407	831,407
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000

Total Repurchase Agreements		1,719,496

Total Short-Term Investments (1.1%) (Cost $1,719,496)		1,719,496

Total Investments in Securities (100.3%) (Cost $104,716,457)		151,901,031
Other Assets Less Liabilities (-0.3%)		(495,584)

Net Assets (100%)		$151,405,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $1,760,831. This was secured by cash collateral of $1,719,496 which was subsequently invested in joint repurchase agreements with a total value of $1,719,496, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $98,197 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

CVR — Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,588	837,861	3,512	(26,987)	7,295	(29,205)	792,476	9,183	—
PNC Financial Services Group, Inc. (The)	6,241	931,392	5,559	(37,871)	8,021	(63,942)	843,159	9,460	—

Total		1,769,253	9,071	(64,858)	15,316	(93,147)	1,635,635	18,643	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,613,022	$—	$—	$17,613,022
Consumer Staples	10,688,723	—	—	10,688,723
Energy	7,419,438	—	—	7,419,438
Financials	15,136,665	—	—	15,136,665
Health Care	18,119,953	—	—	18,119,953
Industrials	15,196,224	—	—	15,196,224
Information Technology	50,492,032	—	—	50,492,032
Materials	4,131,815	—	—	4,131,815
Real Estate	5,966,615	—	—	5,966,615
Telecommunication Services	3,040,891	—	—	3,040,891
Utilities	2,375,441	—	—	2,375,441
Rights
Health Care	—	—	716	716
Short-Term Investments
Repurchase Agreements	—	1,719,496	—	1,719,496

Total Assets	$150,180,819	$1,719,496	$716	$151,901,031

Total Liabilities	$—	$—	$—	$—

Total	$150,180,819	$1,719,496	$716	$151,901,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,592,856
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,598,228

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,855,414
Aggregate gross unrealized depreciation	(2,612,183)

Net unrealized appreciation	$47,243,231

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,657,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $842,180)	$1,635,635
Unaffiliated Issuers (Cost $102,154,781)	148,545,900
Repurchase Agreements (Cost $1,719,496)	1,719,496
Cash	563,906
Receivable from Separate Accounts for Portfolio shares sold	1,019,562
Dividends, interest and other receivables	144,743
Securities lending income receivable	1,331
Other assets	1,614

Total assets	153,632,187

LIABILITIES
Payable for return of collateral on securities loaned	1,719,496
Payable for securities purchased	341,833
Investment management fees payable	62,752
Distribution fees payable – Class IB	30,626
Administrative fees payable	12,264
Payable to Separate Accounts for Portfolio shares redeemed	7,292
Distribution fees payable – Class IA	751
Accrued expenses	51,726

Total liabilities	2,226,740

NET ASSETS	$151,405,447

Net assets were comprised of:
Paid in capital	$99,873,654
Accumulated undistributed net investment income (loss)	813,126
Accumulated undistributed net realized gain (loss)	3,534,093
Net unrealized appreciation (depreciation)	47,184,574

Net assets	$151,405,447

Class IA
Net asset value, offering and redemption price per share, $3,565,281 / 284,431 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.53

Class IB
Net asset value, offering and redemption price per share, $147,840,166 / 12,020,825 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.30

(x)	Includes value of securities on loan of $1,760,831.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($18,643 of dividend income received from affiliates) (net of $99 foreign withholding tax)	$1,398,727
Interest	1,803
Securities lending (net)	7,481

Total income	1,408,011

EXPENSES
Investment management fees	374,964
Distribution fees – Class IB	182,963
Administrative fees	73,205
Professional fees	25,973
Custodian fees	16,067
Printing and mailing expenses	5,576
Distribution fees – Class IA	4,520
Trustees’ fees	1,649
Miscellaneous	1,142

Total expenses	686,059

NET INVESTMENT INCOME (LOSS)	721,952

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($15,316 of realized gain (loss) from affiliates)	1,537,242
Net change in unrealized appreciation (depreciation) on investments in securities ($(93,147) of change in unrealized appreciation (depreciation) from affiliates)	2,646,668

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,183,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,905,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$721,952	$1,511,868
Net realized gain (loss)	1,537,242	3,063,142
Net change in unrealized appreciation (depreciation)	2,646,668	21,567,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,905,862	26,142,828

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(37,471)
Class IB	—	(1,421,565)

	—	(1,459,036)

Distributions from net realized capital gains
Class IA	—	(542,337)
Class IB	—	(19,843,973)

	—	(20,386,310)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(21,845,346)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,350 and 30,053 shares, respectively ]	41,792	375,085
Capital shares issued in reinvestment of dividends and distributions [ 0 and 50,629 shares, respectively ]	—	579,808
Capital shares repurchased [ (17,645) and (68,960) shares, respectively ]	(220,294)	(843,658)

Total Class IA transactions	(178,502)	111,235

Class IB
Capital shares sold [ 655,520 and 1,183,015 shares, respectively ]	7,969,097	14,382,269
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,891,638 shares, respectively ]	—	21,265,538
Capital shares repurchased [ (955,471) and (1,647,840) shares, respectively ]	(11,639,241)	(20,160,260)

Total Class IB transactions	(3,670,144)	15,487,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,848,646)	15,598,782

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,057,216	19,896,264
NET ASSETS:
Beginning of period	150,348,231	130,451,967

End of period (a)	$151,405,447	$150,348,231

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$813,126	$91,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.14	$11.85	$11.11	$12.56	$11.23	$8.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.13	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.33	2.14	0.97	(0.10)	1.42	2.81

Total from investment operations	0.39	2.27	1.10	0.03	1.52	2.89

Less distributions:
Dividends from net investment income	—	(0.12)	(0.13)	(0.13)	(0.09)	(0.08)
Distributions from net realized gains	—	(1.86)	(0.23)	(1.35)	(0.10)	—

Total dividends and distributions	—	(1.98)	(0.36)	(1.48)	(0.19)	(0.08)

Net asset value, end of period	$12.53	$12.14	$11.85	$11.11	$12.56	$11.23

Total return (b)	3.21%	20.45%	9.96%	0.47%	13.57%	34.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,565	$3,626	$3,402	$3,678	$4,052	$3,713
Ratio of expenses to average net assets (a)(f)	0.91%	0.94%	0.95%	0.93%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets (a)(f)	0.96%	1.08%	1.16%	1.01%	0.83%	0.82%
Portfolio turnover rate (z)^	3%	13%	15%	52%	13%	16%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.91	$11.66	$10.94	$12.39	$11.08	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.13	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.33	2.10	0.95	(0.10)	1.40	2.77

Total from investment operations	0.39	2.23	1.08	0.03	1.50	2.85

Less distributions:
Dividends from net investment income	—	(0.12)	(0.13)	(0.13)	(0.09)	(0.08)
Distributions from net realized gains	—	(1.86)	(0.23)	(1.35)	(0.10)	—

Total dividends and distributions	—	(1.98)	(0.36)	(1.48)	(0.19)	(0.08)

Net asset value, end of period	$12.30	$11.91	$11.66	$10.94	$12.39	$11.08

Total return (b)	3.27%	20.44%	9.94%	0.49%	13.58%	34.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,840	$146,723	$127,050	$127,494	$128,884	$115,118
Ratio of expenses to average net assets (a)(f)	0.91%	0.94%	0.95%	0.93%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets (a)(f)	0.96%	1.07%	1.16%	1.01%	0.83%	0.82%
Portfolio turnover rate (z)^	3%	13%	15%	52%	13%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Information Technology	$386,550,492	18.2%
Financials	355,242,090	16.7
Consumer Discretionary	265,718,707	12.5
Health Care	224,046,352	10.5
Industrials	215,670,965	10.2
Consumer Staples	160,610,736	7.6
Energy	92,524,939	4.4
Materials	79,124,612	3.7
Real Estate	51,631,964	2.4
Telecommunication Services	44,082,454	2.1
Utilities	41,844,565	2.0
Repurchase Agreements	21,878,084	1.0
Investment Company	6,367,562	0.3
Cash and Other	178,527,420	8.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$982.91	$5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.11	5.74
Class IB
Actual	1,000.00	982.33	5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.11	5.74
Class K
Actual	1,000.00	983.97	4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.35	4.49

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
Grupo Financiero Galicia SA (ADR)	34,229	$1,128,872

Australia (2.3%)
AGL Energy Ltd.	28,685	477,213
Alumina Ltd.	112,988	234,127
Amcor Ltd.	50,979	543,646
AMP Ltd.	126,888	334,296
APA Group	48,899	356,449
Aristocrat Leisure Ltd.	23,432	535,832
ASX Ltd.	8,414	400,942
Aurizon Holdings Ltd.	86,208	276,246
AusNet Services	93,733	111,334
Australia & New Zealand Banking Group Ltd.	129,645	2,709,452
Bank of Queensland Ltd.	18,638	140,551
Bendigo & Adelaide Bank Ltd.	19,995	160,403
BHP Billiton Ltd.	141,750	3,557,230
BHP Billiton plc	93,654	2,108,614
BlueScope Steel Ltd.	25,724	328,579
Boral Ltd.	54,112	261,498
Brambles Ltd.	71,185	467,802
Caltex Australia Ltd.	12,038	289,890
Challenger Ltd.	24,714	216,366
CIMIC Group Ltd.	3,404	106,559
Coca-Cola Amatil Ltd.	26,871	182,950
Cochlear Ltd.	2,445	362,192
Commonwealth Bank of Australia (x)	77,353	4,171,449
Computershare Ltd.	21,198	289,122
Crown Resorts Ltd.	15,232	152,178
CSL Ltd.	19,871	2,832,580
Dexus (REIT)	46,429	333,634
Domino’s Pizza Enterprises Ltd.	3,222	124,516
Flight Centre Travel Group Ltd.	2,751	129,584
Fortescue Metals Group Ltd.	71,195	231,300
Goodman Group (REIT)	71,378	508,160
GPT Group (The) (REIT)	84,833	317,670
Harvey Norman Holdings Ltd.	22,630	55,601
Healthscope Ltd.	76,194	124,616
Incitec Pivot Ltd.	75,376	202,489
Insurance Australia Group Ltd.	106,056	669,492
LendLease Group	26,451	387,782
Macquarie Group Ltd.	14,328	1,311,115
Medibank Pvt Ltd.	127,964	276,523
Mirvac Group (REIT)	170,060	273,101
National Australia Bank Ltd.	118,490	2,403,542
Newcrest Mining Ltd.	33,854	546,170
Oil Search Ltd.	60,068	395,635
Orica Ltd.	17,867	234,699
Origin Energy Ltd.*	77,147	572,639
QBE Insurance Group Ltd.	62,538	450,779
Ramsay Health Care Ltd.	6,034	241,046
REA Group Ltd.	2,216	149,022
Rio Tinto Ltd.	18,202	1,123,969
Rio Tinto plc	52,924	2,934,249
Santos Ltd.*	84,444	391,830
Scentre Group (REIT)	233,536	758,716
SEEK Ltd.	13,740	221,770
Sonic Healthcare Ltd.	16,908	306,938
South32 Ltd.	227,253	607,125
Stockland (REIT)	105,963	311,319
Suncorp Group Ltd.	56,401	608,980
Sydney Airport	51,874	274,868
Tabcorp Holdings Ltd.	85,875	283,441
Telstra Corp. Ltd.	184,775	358,266
TPG Telecom Ltd.	16,154	61,806
Transurban Group	98,115	869,142
Treasury Wine Estates Ltd.	31,707	408,052
Vicinity Centres (REIT)	141,538	271,290
Wesfarmers Ltd.	50,043	1,828,014
Westpac Banking Corp. (x)	149,813	3,248,465
Woodside Petroleum Ltd.	39,384	1,033,522
Woolworths Group Ltd.	57,190	1,291,712

		48,740,089

Austria (0.2%)
ANDRITZ AG	3,041	161,441
Erste Group Bank AG*	68,989	2,880,212
OMV AG	6,801	385,753
Raiffeisen Bank International AG	6,440	197,717
voestalpine AG	5,318	244,999

		3,870,122

Belgium (0.3%)
Ageas	8,215	414,534
Anheuser-Busch InBev SA/NV	33,630	3,397,124
Colruyt SA	2,823	161,110
Groupe Bruxelles Lambert SA	3,724	392,792
KBC Group NV	11,204	865,116
Proximus SADP	6,409	144,524
Solvay SA	3,333	420,950
Telenet Group Holding NV*	1,877	87,678
UCB SA	5,836	458,941
Umicore SA	9,246	530,696

		6,873,465

Bermuda (0.0%)
XL Group Ltd.	7,244	405,302

Brazil (0.7%)
B3 SA - Brasil Bolsa Balcao*	440,343	2,333,650
Banco Bradesco SA (Preference) (q)*	556,124	3,842,611
Itau Unibanco Holding SA (Preference) (q)	439,433	4,552,212
Petroleo Brasileiro SA*	379,192	1,898,039
Petroleo Brasileiro SA (Preference) (q)*	519,050	2,299,449

		14,925,961

Chile (0.3%)
Antofagasta plc	16,451	214,941
Banco Santander Chile	21,533,664	1,689,684
Banco Santander Chile (ADR)	6,740	211,838
SACI Falabella	350,886	3,216,157

		5,332,620

China (4.0%)
AAC Technologies Holdings, Inc.	66,000	929,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alibaba Group Holding Ltd. (ADR)*	56,812	$10,540,330
Baidu, Inc. (ADR)*	15,420	3,747,060
Bank of China Ltd., Class H	12,347,000	6,121,881
BOC Hong Kong Holdings Ltd.	160,500	755,898
Brilliance China Automotive Holdings Ltd.	568,000	1,025,145
China Construction Bank Corp., Class H*	6,717,420	6,207,466
China Mengniu Dairy Co. Ltd.*	763,000	2,586,902
China Mobile Ltd.	158,000	1,403,666
China Overseas Land & Investment Ltd.	416,000	1,370,654
China Pacific Insurance Group Co. Ltd., Class H	870,800	3,368,612
China Resources Land Ltd.	226,000	761,918
China Unicom Hong Kong Ltd.	972,000	1,214,133
CSPC Pharmaceutical Group Ltd.	1,022,000	3,087,259
Industrial & Commercial Bank of China Ltd., Class H	3,372,000	2,522,897
JD.com, Inc. (ADR)*	182,831	7,121,267
Minth Group Ltd.	34,000	143,660
New Oriental Education & Technology Group, Inc. (ADR)	25,394	2,403,796
PetroChina Co. Ltd., Class H	2,298,000	1,748,631
Shenzhou International Group Holdings Ltd.	257,000	3,172,536
Sinopharm Group Co. Ltd., Class H	138,000	554,948
Sogou, Inc. (ADR) (x)*	83,166	950,587
TAL Education Group (ADR)*	35,022	1,288,810
Tencent Holdings Ltd.	454,000	22,787,958
Yangzijiang Shipbuilding Holdings Ltd.	100,497	66,752

		85,882,332

Colombia (0.0%)
Millicom International Cellular SA (SDR)	2,981	176,063

Denmark (0.6%)
AP Moller - Maersk A/S, Class A	173	205,405
AP Moller - Maersk A/S, Class B	303	377,471
Carlsberg A/S, Class B	4,663	549,332
Chr Hansen Holding A/S	4,392	405,747
Coloplast A/S, Class B	5,215	521,340
Danske Bank A/S	33,083	1,035,796
DSV A/S	8,246	666,406
FLSmidth & Co. A/S	34,204	2,047,431
Genmab A/S*	2,562	395,467
H Lundbeck A/S	3,457	242,967
ISS A/S	6,972	239,651
Novo Nordisk A/S, Class B	77,791	3,609,140
Novozymes A/S, Class B	10,377	526,499
Orsted A/S (m)	7,577	458,424
Pandora A/S	4,599	321,356
Tryg A/S	5,020	117,869
Vestas Wind Systems A/S	9,483	587,118
William Demant Holding A/S*	5,021	202,101

		12,509,520

Egypt (0.1%)
Commercial International Bank Egypt SAE	446,529	2,128,563

Finland (0.3%)
Elisa OYJ	6,756	312,983
Fortum OYJ (x)	18,851	449,970
Kone OYJ, Class B	15,159	772,899
Metso OYJ	4,959	166,205
Neste OYJ	5,572	437,269
Nokia OYJ	248,021	1,427,920
Nokian Renkaat OYJ	5,425	214,387
Orion OYJ, Class B	4,169	112,415
Sampo OYJ, Class A	19,659	959,635
Stora Enso OYJ, Class R	23,562	461,163
UPM-Kymmene OYJ	23,838	852,400
Wartsila OYJ Abp	19,908	391,274

		6,558,520

France (4.7%)
Accor SA	8,383	411,362
Aeroports de Paris	1,398	316,232
Air Liquide SA	19,069	2,398,347
Airbus SE	121,450	14,219,807
Alstom SA	6,475	297,621
Amundi SA (m)	2,850	197,497
Arkema SA	3,128	370,402
Atos SE	4,145	566,100
AXA SA‡	85,553	2,099,583
BioMerieux	1,953	175,843
BNP Paribas SA	49,590	3,080,297
Bollore SA	36,559	170,091
Bouygues SA	9,133	393,664
Bureau Veritas SA	12,246	326,918
Capgemini SE	7,102	955,436
Carrefour SA (x)	25,315	410,037
Casino Guichard Perrachon SA	2,494	96,840
Cie de Saint-Gobain	21,851	976,559
Cie Generale des Etablissements Michelin SCA	7,559	920,698
CNP Assurances	7,430	169,110
Covivio (REIT)	1,632	169,811
Credit Agricole SA	49,436	660,158
Danone SA	26,861	1,972,124
Dassault Aviation SA	116	221,079
Dassault Systemes SE	5,678	795,692
Edenred	9,473	299,353
Eiffage SA	3,107	338,090
Electricite de France SA	26,215	360,631
Engie SA	80,337	1,231,824
Essilor International Cie Generale d’Optique SA	9,268	1,308,521
Eurazeo SA	2,184	165,653
Eutelsat Communications SA	7,247	150,346
Faurecia SA	3,201	228,474
Gecina SA (REIT)	2,110	353,100
Getlink	22,042	302,324
Hermes International	1,414	864,935
Icade (REIT)	1,242	116,468
Iliad SA (x)	1,231	194,574
Imerys SA	1,613	130,444
Ingenico Group SA	2,612	234,873

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ipsen SA	1,556	$244,127
JCDecaux SA	3,295	110,281
Kering SA	16,041	9,059,124
Klepierre SA (REIT)	9,568	360,346
Legrand SA	11,881	872,714
L’Oreal SA	11,093	2,739,857
LVMH Moet Hennessy Louis Vuitton SE	44,156	14,706,446
Natixis SA	40,344	286,357
Orange SA	87,686	1,468,924
Pernod Ricard SA (x)	9,483	1,549,287
Peugeot SA	25,349	579,026
Publicis Groupe SA	9,040	622,224
Remy Cointreau SA	761	98,645
Renault SA	8,399	714,342
Rexel SA	12,567	180,732
Safran SA	14,712	1,787,649
Sanofi (x)	50,174	4,022,423
Schneider Electric SE	23,660	1,973,345
SCOR SE	7,131	264,984
SEB SA	971	169,637
Societe BIC SA	1,232	114,235
Societe Generale SA	109,303	4,609,865
Sodexo SA	3,934	393,349
Suez (x)	16,031	207,897
Teleperformance	2,498	441,367
Thales SA	4,612	594,333
TOTAL SA	106,102	6,469,128
Ubisoft Entertainment SA*	2,576	282,716
Unibail-Rodamco-Westfield (REIT)	5,992	1,319,371
Valeo SA	10,731	586,732
Veolia Environnement SA	20,633	441,665
Vinci SA	22,495	2,163,569
Vivendi SA	46,144	1,131,626
Wendel SA	1,252	172,526

		99,389,767

Germany (4.4%)
1&1 Drillisch AG	2,500	142,355
adidas AG	20,687	4,516,390
Allianz SE (Registered)	46,451	9,602,535
Axel Springer SE	1,964	142,086
BASF SE	40,538	3,877,642
Bayer AG (Registered)	73,453	8,093,193
Bayerische Motoren Werke AG	14,787	1,340,535
Bayerische Motoren Werke AG (Preference) (q)	66,019	5,265,724
Beiersdorf AG	4,612	523,724
Brenntag AG	6,896	384,296
Commerzbank AG*	47,518	455,641
Continental AG	4,913	1,121,949
Covestro AG (m)	7,108	634,341
Daimler AG (Registered)	40,050	2,578,452
Delivery Hero AG (m)*	4,051	215,628
Deutsche Bank AG (Registered)	91,093	981,022
Deutsche Boerse AG	8,620	1,149,084
Deutsche Lufthansa AG (Registered)	11,087	266,716
Deutsche Post AG (Registered)	43,027	1,405,407
Deutsche Telekom AG (Registered)*	146,820	2,275,226
Deutsche Wohnen SE	15,627	755,517
E.ON SE	96,780	1,034,582
Evonik Industries AG	7,679	263,018
Fraport AG Frankfurt Airport Services Worldwide	1,956	188,722
Fresenius Medical Care AG & Co. KGaA	9,458	954,072
Fresenius SE & Co. KGaA	18,567	1,491,759
FUCHS PETROLUB SE (Preference) (q)	2,900	143,051
GEA Group AG	8,016	270,442
Hannover Rueck SE	2,616	326,270
HeidelbergCement AG	6,625	557,660
Henkel AG & Co. KGaA	4,486	498,991
Henkel AG & Co. KGaA (Preference) (q)	7,910	1,011,484
HOCHTIEF AG	876	158,359
HUGO BOSS AG	2,629	238,735
Infineon Technologies AG	50,728	1,293,213
Innogy SE (m)	6,386	273,618
K+S AG (Registered)	9,298	229,651
KION Group AG	3,009	216,597
LANXESS AG	3,805	296,824
Linde AG	22,962	5,480,991
MAN SE	1,524	172,545
Merck KGaA	5,639	550,656
METRO AG	8,456	104,526
MTU Aero Engines AG	2,212	425,190
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,787	1,434,977
OSRAM Licht AG	3,792	154,990
Porsche Automobil Holding SE (Preference) (q)	6,601	420,584
ProSiebenSat.1 Media SE	10,422	264,472
Puma SE	1,508	882,282
RWE AG	22,097	503,840
SAP SE	109,307	12,630,840
Sartorius AG (Preference) (q)	1,566	234,266
Schaeffler AG (Preference) (q)	6,382	83,100
Siemens AG (Registered)	62,782	8,300,930
Siemens Healthineers AG (m)*	6,619	273,282
Symrise AG	5,603	491,393
Telefonica Deutschland Holding AG	31,953	125,975
thyssenkrupp AG	18,937	460,427
TUI AG	19,683	431,862
Uniper SE	8,394	250,356
United Internet AG (Registered)	5,197	297,748
Volkswagen AG	1,530	252,823
Volkswagen AG (Preference) (q)	8,191	1,360,398
Vonovia SE	21,512	1,023,961
Wirecard AG	5,200	837,710
Zalando SE (m)*	4,675	261,345

		92,885,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong (1.1%)
AIA Group Ltd.	533,000	$4,660,421
ASM Pacific Technology Ltd.	11,000	139,084
Bank of East Asia Ltd. (The)	51,200	204,589
CK Asset Holdings Ltd.	116,264	923,224
CK Hutchison Holdings Ltd.	120,764	1,280,662
CK Infrastructure Holdings Ltd.	28,000	207,530
CLP Holdings Ltd.	71,500	770,081
Dairy Farm International Holdings Ltd.	14,900	130,971
Galaxy Entertainment Group Ltd.	104,000	805,292
Hang Lung Group Ltd.	44,000	123,381
Hang Lung Properties Ltd.	86,000	177,358
Hang Seng Bank Ltd.	33,400	835,255
Henderson Land Development Co. Ltd.	56,795	300,422
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	100,000	95,340
HKT Trust & HKT Ltd.	155,260	198,290
Hong Kong & China Gas Co. Ltd.	411,576	787,941
Hong Kong Exchanges & Clearing Ltd.	52,328	1,574,055
Hongkong Land Holdings Ltd.	52,600	378,720
Hysan Development Co. Ltd.	21,000	117,238
Jardine Matheson Holdings Ltd.	10,000	636,000
Jardine Strategic Holdings Ltd.	10,400	379,652
Kerry Properties Ltd.	30,500	145,977
Li & Fung Ltd.	290,000	106,455
Link REIT (REIT)	96,000	876,721
Melco Resorts & Entertainment Ltd. (ADR)	10,839	303,492
MTR Corp. Ltd.	66,000	365,096
New World Development Co. Ltd.	271,381	381,876
NWS Holdings Ltd.	62,272	107,787
PCCW Ltd.	209,000	117,745
Power Assets Holdings Ltd.	60,000	419,471
Shangri-La Asia Ltd.	52,166	98,140
Sino Biopharmaceutical Ltd.	1,829,000	2,806,817
Sino Land Co. Ltd.	145,001	235,828
SJM Holdings Ltd.	76,000	94,545
Sun Hung Kai Properties Ltd.	64,000	965,841
Swire Pacific Ltd., Class A	20,000	211,839
Swire Properties Ltd.	50,000	184,817
Techtronic Industries Co. Ltd.	58,500	326,218
WH Group Ltd. (m)	407,000	331,489
Wharf Holdings Ltd. (The)	51,100	164,133
Wharf Real Estate Investment Co. Ltd.	55,100	392,237
Wheelock & Co. Ltd.	39,000	271,662
Yue Yuen Industrial Holdings Ltd.	35,000	98,813

		23,732,505

Hungary (0.2%)
OTP Bank Nyrt	100,384	3,634,465

India (1.6%)
Ashok Leyland Ltd.	1,799,677	3,304,377
DLF Ltd.	2,006,978	5,530,431
Eicher Motors Ltd.	4,041	1,686,259
HDFC Bank Ltd. (ADR)	17,300	1,816,846
ICICI Bank Ltd.*	326,383	1,311,915
ICICI Bank Ltd. (ADR)*	421,146	3,381,802
IndusInd Bank Ltd.	118,404	3,379,463
Marico Ltd.	795,606	3,851,167
Maruti Suzuki India Ltd.	28,375	3,655,059
Shree Cement Ltd.	10,290	2,336,024
Zee Entertainment Enterprises Ltd.	375,951	2,984,727

		33,238,070

Indonesia (0.6%)
Astra International Tbk. PT	4,998,800	2,302,308
Bank Mandiri Persero Tbk. PT	4,067,800	1,944,482
Bumi Serpong Damai Tbk. PT*	11,091,100	1,211,275
Semen Indonesia Persero Tbk. PT	3,552,300	1,766,234
Telekomunikasi Indonesia Persero Tbk. PT	9,089,200	2,378,542
Unilever Indonesia Tbk. PT	735,400	2,365,802

		11,968,643

Ireland (0.2%)
AerCap Holdings NV*	5,763	312,066
AIB Group plc	38,394	208,490
Bank of Ireland Group plc	38,851	303,300
CRH plc	36,355	1,288,521
James Hardie Industries plc (CHDI)	18,549	311,333
Kerry Group plc, Class A	6,951	727,317
Paddy Power Betfair plc	3,655	405,489
Ryanair Holdings plc (ADR)*	1,217	139,018
Smurfit Kappa Group plc	9,923	402,106

		4,097,640

Israel (0.2%)
Azrieli Group Ltd.	2,274	112,760
Bank Hapoalim BM	49,225	333,033
Bank Leumi Le-Israel BM	63,588	375,453
Bezeq The Israeli Telecommunication Corp. Ltd.	95,684	107,657
Check Point Software Technologies Ltd.*	5,608	547,789
Elbit Systems Ltd.	1,188	139,413
Frutarom Industries Ltd.	1,469	143,959
Israel Chemicals Ltd.	25,003	114,139
Mizrahi Tefahot Bank Ltd.	5,038	92,504
Nice Ltd.*	2,668	275,388
Teva Pharmaceutical Industries Ltd. (ADR)	40,326	980,728

		3,222,823

Italy (0.7%)
Assicurazioni Generali SpA	51,589	865,730
Atlantia SpA	20,108	594,567
Brunello Cucinelli SpA	22,971	1,026,077
Davide Campari-Milano SpA	27,384	225,292
Enel SpA	362,161	2,011,886
Eni SpA	112,734	2,094,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ferrari NV	5,337	$726,092
Intesa Sanpaolo SpA	599,866	1,741,852
Intesa Sanpaolo SpA (RNC)	39,928	121,139
Leonardo SpA	17,395	171,977
Luxottica Group SpA	7,513	484,834
Mediobanca Banca di Credito Finanziario SpA	26,128	242,939
Moncler SpA	7,880	358,888
Pirelli & C SpA (m)*	17,617	147,139
Poste Italiane SpA (m)	22,324	186,922
Prysmian SpA	8,994	224,033
Recordati SpA	4,306	171,272
Snam SpA	103,062	430,392
Telecom Italia SpA*	491,361	365,747
Telecom Italia SpA (RNC)	277,278	181,201
Terna Rete Elettrica Nazionale SpA	65,499	354,301
UniCredit SpA	87,918	1,467,780

		14,194,097

Japan (9.4%)
ABC-Mart, Inc.	1,200	65,682
Acom Co. Ltd.	18,300	70,413
Aeon Co. Ltd.	26,200	560,845
AEON Financial Service Co. Ltd.	5,400	115,301
Aeon Mall Co. Ltd.	5,580	100,295
Air Water, Inc.	6,300	115,740
Aisin Seiki Co. Ltd.	7,100	323,850
Ajinomoto Co., Inc.	20,100	380,523
Alfresa Holdings Corp.	7,600	178,819
Alps Electric Co. Ltd.	9,000	231,351
Amada Holdings Co. Ltd.	15,000	144,289
ANA Holdings, Inc.	5,300	194,786
Aozora Bank Ltd.	5,300	201,775
Asahi Glass Co. Ltd.	8,100	315,689
Asahi Group Holdings Ltd.	16,000	819,690
Asahi Kasei Corp.	55,300	703,269
Asics Corp. (x)	8,300	140,414
Astellas Pharma, Inc.	86,600	1,321,116
Bandai Namco Holdings, Inc.	8,600	354,984
Bank of Kyoto Ltd. (The)	2,600	120,471
Benesse Holdings, Inc.	2,700	95,841
Bridgestone Corp.	26,800	1,048,859
Brother Industries Ltd.	9,900	195,648
Calbee, Inc.	3,500	131,667
Canon, Inc.	44,100	1,446,300
Capcom Co. Ltd. (x)	84,900	2,093,456
Casio Computer Co. Ltd.	7,400	120,443
Central Japan Railway Co.	6,300	1,306,490
Chiba Bank Ltd. (The)	26,700	188,828
Chubu Electric Power Co., Inc.	28,200	423,070
Chugai Pharmaceutical Co. Ltd.	10,100	530,019
Chugoku Electric Power Co., Inc. (The)	11,400	147,449
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	215,824
Concordia Financial Group Ltd.	48,200	245,539
Credit Saison Co. Ltd.	7,800	122,867
CyberAgent, Inc.	4,500	270,695
CYBERDYNE, Inc.*	5,000	58,619
Dai Nippon Printing Co. Ltd.	11,400	255,255
Daicel Corp.	13,100	145,063
Daifuku Co. Ltd.	4,700	206,101
Dai-ichi Life Holdings, Inc.	205,800	3,673,042
Daiichi Sankyo Co. Ltd.	25,200	964,390
Daikin Industries Ltd.	11,100	1,330,416
Daito Trust Construction Co. Ltd.	2,900	471,743
Daiwa House Industry Co. Ltd.	25,200	859,461
Daiwa House REIT Investment Corp. (REIT)	70	166,220
Daiwa Securities Group, Inc.	73,400	426,484
DeNA Co. Ltd. (x)	5,300	99,427
Denso Corp.	19,200	938,540
Dentsu, Inc.	9,386	445,075
Disco Corp.	1,200	204,959
Don Quijote Holdings Co. Ltd.	5,600	269,087
East Japan Railway Co.	13,637	1,307,472
Eisai Co. Ltd.	11,100	782,409
Electric Power Development Co. Ltd.	6,700	173,075
FamilyMart UNY Holdings Co. Ltd.	3,300	347,541
FANUC Corp.	20,318	4,038,275
Fast Retailing Co. Ltd.	2,300	1,057,607
Fuji Electric Co. Ltd.	23,000	175,333
FUJIFILM Holdings Corp.	17,000	664,246
Fujitsu Ltd.	85,000	515,766
Fukuoka Financial Group, Inc.	30,000	150,928
Hakuhodo DY Holdings, Inc.	9,500	152,563
Hamamatsu Photonics KK	6,600	283,756
Hankyu Hanshin Holdings, Inc.	10,300	414,456
Hikari Tsushin, Inc.	1,000	175,857
Hino Motors Ltd.	12,300	131,427
Hirose Electric Co. Ltd.	1,449	179,694
Hisamitsu Pharmaceutical Co., Inc.	2,700	228,018
Hitachi Chemical Co. Ltd.	5,400	109,010
Hitachi Construction Machinery Co. Ltd.	4,900	159,328
Hitachi High-Technologies Corp.	2,700	110,229
Hitachi Ltd.	212,200	1,498,040
Hitachi Metals Ltd.	10,000	103,870
Honda Motor Co. Ltd.	71,800	2,109,609
Hoshizaki Corp.	2,600	263,253
Hoya Corp.	17,000	967,195
Hulic Co. Ltd.	12,300	131,427
Idemitsu Kosan Co. Ltd.	6,000	214,063
IHI Corp.	6,299	219,610
Iida Group Holdings Co. Ltd.	5,500	106,160
Inpex Corp.	43,100	447,486
Isetan Mitsukoshi Holdings Ltd.	15,700	196,259
Isuzu Motors Ltd.	25,500	338,917
ITOCHU Corp.	62,300	1,129,632
J Front Retailing Co. Ltd.	11,100	169,134
Japan Airlines Co. Ltd.	5,588	198,254
Japan Airport Terminal Co. Ltd.	2,200	103,130
Japan Exchange Group, Inc.	22,300	414,720
Japan Post Bank Co. Ltd.	17,900	208,563
Japan Post Holdings Co. Ltd.	70,500	772,402
Japan Prime Realty Investment Corp. (REIT)	32	116,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Real Estate Investment Corp. (REIT)	53	$280,522
Japan Retail Fund Investment Corp. (REIT)	127	228,959
Japan Tobacco, Inc.	49,100	1,372,574
JFE Holdings, Inc.	22,600	427,852
JGC Corp.	9,200	185,554
JSR Corp.	7,700	131,167
JTEKT Corp.	10,300	140,292
JXTG Holdings, Inc.	136,033	946,327
Kajima Corp.	38,000	294,486
Kakaku.com, Inc.	5,800	131,072
Kamigumi Co. Ltd.	5,000	104,006
Kaneka Corp.	12,000	107,628
Kansai Electric Power Co., Inc. (The)	30,600	446,639
Kansai Paint Co. Ltd.	9,000	187,129
Kao Corp.	22,100	1,686,718
Kawasaki Heavy Industries Ltd.	6,200	182,839
KDDI Corp.	80,100	2,192,865
Keihan Holdings Co. Ltd.	3,800	136,431
Keikyu Corp.	9,499	155,807
Keio Corp.	4,400	213,015
Keisei Electric Railway Co. Ltd.	6,299	216,481
Keyence Corp.	13,336	7,535,566
Kikkoman Corp.	5,900	297,891
Kintetsu Group Holdings Co. Ltd.	7,400	302,109
Kirin Holdings Co. Ltd.	36,200	968,799
Kobayashi Pharmaceutical Co. Ltd.	2,200	190,164
Kobe Steel Ltd. (x)	12,000	109,904
Koito Manufacturing Co. Ltd.	4,700	310,744
Komatsu Ltd.	41,200	1,178,897
Konami Holdings Corp.	4,300	219,049
Konica Minolta, Inc.	19,700	183,094
Kose Corp.	1,200	258,718
Kubota Corp.	43,500	684,826
Kuraray Co. Ltd.	15,200	209,504
Kurita Water Industries Ltd.	3,900	111,313
Kyocera Corp.	71,400	4,028,684
Kyowa Hakko Kirin Co. Ltd.	12,100	244,044
Kyushu Electric Power Co., Inc.	17,700	197,599
Kyushu Railway Co.	6,600	202,086
Lawson, Inc. (x)	2,000	125,006
LINE Corp. (x)*	2,200	91,704
Lion Corp.	10,000	183,354
LIXIL Group Corp.	12,500	250,192
M3, Inc.	9,300	370,858
Mabuchi Motor Co. Ltd.	2,400	114,239
Makita Corp.	9,900	443,964
Marubeni Corp.	68,900	525,921
Marui Group Co. Ltd.	7,400	156,001
Maruichi Steel Tube Ltd.	2,300	78,007
Mazda Motor Corp.	25,560	313,974
McDonald’s Holdings Co. Japan Ltd. (x)	2,710	138,297
Mebuki Financial Group, Inc.	36,300	121,967
Medipal Holdings Corp.	7,800	156,965
Meiji Holdings Co. Ltd.	5,444	459,260
Minebea Mitsumi, Inc.	129,000	2,183,498
MISUMI Group, Inc.	12,400	361,758
Mitsubishi Chemical Holdings Corp.	56,400	472,432
Mitsubishi Corp.	59,500	1,654,166
Mitsubishi Electric Corp.	80,400	1,070,765
Mitsubishi Estate Co. Ltd.	52,100	911,509
Mitsubishi Gas Chemical Co., Inc.	7,300	165,497
Mitsubishi Heavy Industries Ltd.	13,900	506,082
Mitsubishi Materials Corp.	5,400	148,516
Mitsubishi Motors Corp.	27,800	221,717
Mitsubishi Tanabe Pharma Corp.	10,200	176,334
Mitsubishi UFJ Financial Group, Inc.	520,400	2,966,395
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	107,026
Mitsui & Co. Ltd.	76,100	1,269,880
Mitsui Chemicals, Inc.	8,100	215,824
Mitsui Fudosan Co. Ltd.	38,900	939,517
Mitsui OSK Lines Ltd.	4,999	120,465
Mizuho Financial Group, Inc.	1,069,544	1,801,653
MS&AD Insurance Group Holdings, Inc.	21,107	656,573
Murata Manufacturing Co. Ltd.	48,703	8,190,849
Nabtesco Corp.	4,800	147,839
Nagoya Railroad Co. Ltd.	8,200	211,823
NEC Corp.	12,100	332,240
Nexon Co. Ltd.*	17,600	255,777
NGK Insulators Ltd.	10,300	183,551
NGK Spark Plug Co. Ltd.	7,500	214,063
NH Foods Ltd.	4,000	161,676
Nidec Corp. (x)	66,556	9,994,070
Nikon Corp.	14,500	230,895
Nintendo Co. Ltd.	13,500	4,414,036
Nippon Building Fund, Inc. (REIT)	57	328,980
Nippon Electric Glass Co. Ltd.	4,200	116,841
Nippon Express Co. Ltd.	3,700	268,690
Nippon Paint Holdings Co. Ltd. (x)	6,800	292,968
Nippon Prologis REIT, Inc. (REIT)	74	153,594
Nippon Steel & Sumitomo Metal Corp.	33,291	654,153
Nippon Telegraph & Telephone Corp.	30,918	1,406,341
Nippon Yusen KK	7,400	146,977
Nissan Chemical Corp.	5,300	247,491
Nissan Motor Co. Ltd.	103,200	1,004,829
Nisshin Seifun Group, Inc.	9,780	207,145
Nissin Foods Holdings Co. Ltd.	2,700	195,339
Nitori Holdings Co. Ltd.	3,600	561,875
Nitto Denko Corp.	7,100	537,590
NOK Corp.	3,100	60,032
Nomura Holdings, Inc.	152,400	740,836
Nomura Real Estate Holdings, Inc.	5,800	128,767
Nomura Real Estate Master Fund, Inc. (REIT)	161	227,289
Nomura Research Institute Ltd.	5,018	243,388
NSK Ltd.	17,000	175,505
NTT Data Corp.	29,800	343,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NTT DOCOMO, Inc.	61,000	$1,555,096
Obayashi Corp.	27,600	287,430
Obic Co. Ltd.	2,800	231,911
Odakyu Electric Railway Co. Ltd.	13,300	285,665
Oji Holdings Corp.	37,000	229,589
Olympus Corp.	13,000	487,287
Omron Corp.	67,400	3,147,342
Ono Pharmaceutical Co. Ltd.	16,800	394,071
Oracle Corp. Japan	1,800	147,135
Oriental Land Co. Ltd.	8,800	923,994
ORIX Corp.	58,400	924,146
Osaka Gas Co. Ltd.	17,500	362,361
Otsuka Corp.	4,800	188,376
Otsuka Holdings Co. Ltd.	17,000	823,628
Panasonic Corp.	98,100	1,323,329
Park24 Co. Ltd.	4,400	119,821
Persol Holdings Co. Ltd.	8,400	187,476
Pola Orbis Holdings, Inc.	4,000	176,128
Rakuten, Inc.	40,000	270,749
Recruit Holdings Co. Ltd.	49,200	1,362,482
Renesas Electronics Corp.*	212,600	2,085,387
Resona Holdings, Inc.	92,105	492,990
Ricoh Co. Ltd.	30,200	277,137
Rinnai Corp.	1,400	123,542
Rohm Co. Ltd.	4,200	352,798
Ryohin Keikaku Co. Ltd.	1,000	352,256
Sankyo Co. Ltd.	1,700	66,563
Santen Pharmaceutical Co. Ltd.	16,800	293,012
SBI Holdings, Inc.	9,360	241,281
Secom Co. Ltd.	9,300	714,583
Sega Sammy Holdings, Inc.	6,600	113,145
Seibu Holdings, Inc.	8,300	140,039
Seiko Epson Corp.	12,500	217,450
Sekisui Chemical Co. Ltd.	17,500	298,424
Sekisui House Ltd.	25,400	449,659
Seven & i Holdings Co. Ltd.	33,300	1,453,031
Seven Bank Ltd.	32,000	97,981
Sharp Corp. (x)	6,599	160,929
Shimadzu Corp.	11,000	332,837
Shimamura Co. Ltd.	800	70,451
Shimano, Inc.	3,200	469,963
Shimizu Corp.	26,000	269,828
Shin-Etsu Chemical Co. Ltd.	16,200	1,444,634
Shinsei Bank Ltd.	7,200	110,944
Shionogi & Co. Ltd.	12,300	632,248
Shiseido Co. Ltd.	16,800	1,335,017
Shizuoka Bank Ltd. (The)	21,000	189,866
Showa Shell Sekiyu KK	9,500	141,837
SMC Corp.	2,500	917,446
SoftBank Group Corp.	36,400	2,621,300
Sohgo Security Services Co. Ltd.	2,800	132,015
Sompo Holdings, Inc. (x)	14,681	594,056
Sony Corp.	55,800	2,854,638
Sony Financial Holdings, Inc.	7,100	135,696
Stanley Electric Co. Ltd.	5,800	198,022
Start Today Co. Ltd.	8,700	315,499
Subaru Corp.	27,200	792,305
SUMCO Corp.	11,100	224,276
Sumitomo Chemical Co. Ltd.	66,000	374,367
Sumitomo Corp.	49,600	815,355
Sumitomo Dainippon Pharma Co. Ltd.	6,100	129,201
Sumitomo Electric Industries Ltd.	32,400	482,861
Sumitomo Heavy Industries Ltd.	4,800	162,146
Sumitomo Metal Mining Co. Ltd.	10,200	390,440
Sumitomo Mitsui Financial Group, Inc.	59,207	2,302,717
Sumitomo Mitsui Trust Holdings, Inc.	14,302	567,481
Sumitomo Realty & Development Co. Ltd.	16,000	590,923
Sumitomo Rubber Industries Ltd.	6,800	108,097
Sundrug Co. Ltd.	3,400	137,886
Suntory Beverage & Food Ltd.	6,400	273,423
Suruga Bank Ltd.	7,700	68,922
Suzuken Co. Ltd.	3,410	144,451
Suzuki Motor Corp.	78,900	4,359,935
Sysmex Corp.	7,100	663,090
T&D Holdings, Inc.	22,300	335,260
Taiheiyo Cement Corp.	5,500	181,073
Taisei Corp.	9,100	502,199
Taisho Pharmaceutical Holdings Co. Ltd.	1,000	117,148
Taiyo Nippon Sanso Corp.	4,800	68,847
Takashimaya Co. Ltd.	14,000	119,875
Takeda Pharmaceutical Co. Ltd. (x)	31,400	1,326,733
TDK Corp.	53,400	5,459,856
Teijin Ltd.	8,300	152,333
Terumo Corp.	13,400	768,550
THK Co. Ltd.	4,900	140,518
Tobu Railway Co. Ltd.	9,000	275,572
Toho Co. Ltd./Tokyo	4,900	164,418
Toho Gas Co. Ltd.	4,000	138,554
Tohoku Electric Power Co., Inc.	18,100	221,192
Tokio Marine Holdings, Inc.	29,900	1,402,436
Tokyo Electric Power Co. Holdings, Inc.*	65,700	306,202
Tokyo Electron Ltd.	6,900	1,185,368
Tokyo Gas Co. Ltd.	17,600	467,442
Tokyo Tatemono Co. Ltd.	7,900	108,530
Tokyu Corp.	21,400	368,796
Tokyu Fudosan Holdings Corp.	23,000	162,453
Toppan Printing Co. Ltd.	21,000	164,639
Toray Industries, Inc.	60,200	475,227
Toshiba Corp.*	291,000	875,247
Tosoh Corp.	12,600	195,404
TOTO Ltd.	6,200	287,838
Toyo Seikan Group Holdings Ltd.	8,000	140,613
Toyo Suisan Kaisha Ltd.	4,100	146,091
Toyoda Gosei Co. Ltd.	3,500	88,800
Toyota Industries Corp.	6,500	364,585
Toyota Motor Corp.	100,574	6,513,260
Toyota Tsusho Corp.	9,500	318,340
Trend Micro, Inc.	5,300	302,543
Tsuruha Holdings, Inc.	1,700	213,277
Unicharm Corp.	18,200	547,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Urban Investment Corp. (REIT)	139	$215,816
USS Co. Ltd.	10,700	203,727
West Japan Railway Co.	7,500	553,042
Yahoo Japan Corp. (x)	65,300	217,047
Yakult Honsha Co. Ltd.	4,900	327,508
Yamada Denki Co. Ltd.	28,600	142,335
Yamaguchi Financial Group, Inc.	7,000	78,905
Yamaha Corp.	6,100	317,355
Yamaha Motor Co. Ltd.	12,100	304,481
Yamato Holdings Co. Ltd.	13,600	400,943
Yamazaki Baking Co. Ltd. (x)	6,000	157,160
Yaskawa Electric Corp. (x)	10,800	381,899
Yokogawa Electric Corp.	10,800	192,364
Yokohama Rubber Co. Ltd. (The)	5,000	104,006

		200,196,897

Jersey (0.0%)
Randgold Resources Ltd.	4,120	316,455

Luxembourg (0.1%)
ArcelorMittal	29,734	871,904
Eurofins Scientific SE	495	275,388
RTL Group SA	1,651	112,019
SES SA (FDR)	16,644	304,964
Tenaris SA	20,199	370,692

		1,934,967

Macau (0.0%)
MGM China Holdings Ltd.	40,000	92,791
Sands China Ltd.	109,587	585,956
Wynn Macau Ltd.	72,800	234,297

		913,044

Malaysia (0.7%)
Gamuda Bhd.	757,900	613,525
Genting Malaysia Bhd.	2,775,400	3,352,878
IHH Healthcare Bhd.	2,667,100	4,027,555
Malayan Banking Bhd.	1,148,114	2,557,996
Malaysia Airports Holdings Bhd.	1,141,500	2,486,744
Sime Darby Plantation Bhd.	1,536,800	2,027,762
Sime Darby Property Bhd.	1,586,800	471,385

		15,537,845

Malta (0.0%)
BGP Holdings plc (r)*	796,081	—

Mexico (0.8%)
Alsea SAB de CV	650,969	2,241,980
America Movil SAB de CV (ADR), Class L	182,038	3,032,753
Fomento Economico Mexicano SAB de CV (ADR)	39,690	3,484,385
Fresnillo plc	10,590	159,817
Grupo Financiero Banorte SAB de CV, Class O (x)	806,512	4,754,138
Wal-Mart de Mexico SAB de CV	1,317,056	3,472,315

		17,145,388

Netherlands (1.5%)
ABN AMRO Group NV (CVA) (m)	18,455	478,880
Aegon NV	79,724	478,170
Akzo Nobel NV	11,389	975,161
ASML Holding NV	18,052	3,577,467
EXOR NV	4,577	308,408
Heineken Holding NV	4,967	476,218
Heineken NV	11,576	1,162,857
ING Groep NV	171,495	2,468,952
Koninklijke Ahold Delhaize NV	54,912	1,314,908
Koninklijke DSM NV	7,965	801,047
Koninklijke KPN NV	145,138	394,917
Koninklijke Philips NV	41,508	1,765,631
Koninklijke Vopak NV	2,793	129,064
NN Group NV	13,469	548,002
NXP Semiconductors NV*	14,963	1,635,007
Randstad NV	5,472	322,194
Royal Dutch Shell plc, Class A	200,396	6,952,985
Royal Dutch Shell plc, Class B	165,310	5,919,985
uniQure NV*	21,510	813,078
Wolters Kluwer NV	12,765	719,410

		31,242,341

New Zealand (0.1%)
a2 Milk Co. Ltd.*	32,218	250,071
Auckland International Airport Ltd.	44,040	202,236
Fisher & Paykel Healthcare Corp. Ltd.	26,903	271,317
Fletcher Building Ltd. (x)	39,517	186,016
Meridian Energy Ltd.	45,913	97,022
Ryman Healthcare Ltd.	19,321	156,641
Spark New Zealand Ltd.	84,323	213,027

		1,376,330

Norway (0.2%)
Aker BP ASA	4,758	175,730
DNB ASA	43,048	842,000
Equinor ASA	51,316	1,363,495
Gjensidige Forsikring ASA	9,152	150,129
Marine Harvest ASA	18,997	378,338
Norsk Hydro ASA	59,573	356,881
Orkla ASA	34,419	301,745
Schibsted ASA, Class B	4,869	137,503
Telenor ASA	33,609	689,772
Yara International ASA	7,813	324,249

		4,719,842

Pakistan (0.1%)
United Bank Ltd. (GDR) (m)(r)	238,923	1,296,464

Peru (0.1%)
Credicorp Ltd.	12,493	2,812,424

Philippines (0.4%)
Ayala Corp.	84,075	1,449,365
Ayala Land, Inc.	1,772,100	1,258,493
Metropolitan Bank & Trust Co.	2,450,989	3,371,014
SM Investments Corp.	168,297	2,759,355

		8,838,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Poland (0.6%)
Bank Zachodni WBK SA	27,170	$2,419,850
CCC SA	37,328	2,062,899
LPP SA	993	2,249,437
Powszechna Kasa Oszczednosci Bank Polski SA*	326,977	3,229,047
Powszechny Zaklad Ubezpieczen SA	173,420	1,804,737

		11,765,970

Portugal (0.2%)
EDP - Energias de Portugal SA	118,211	469,359
Galp Energia SGPS SA	21,329	406,872
Jeronimo Martins SGPS SA	174,113	2,515,182

		3,391,413

Russia (0.7%)
LUKOIL PJSC (ADR)	54,337	3,745,449
MMC Norilsk Nickel PJSC (ADR)	147,642	2,661,985
Sberbank of Russia PJSC (ADR)	181,802	2,609,768
Sberbank of Russia PJSC (ADR)	124,476	1,786,853
X5 Retail Group NV (GDR) (m)	93,497	2,475,801
Yandex NV, Class A*	68,572	2,461,735

		15,741,591

Singapore (0.4%)
Ascendas REIT (REIT)	111,486	216,017
CapitaLand Commercial Trust (REIT)	121,613	148,167
CapitaLand Ltd.	117,700	272,978
CapitaLand Mall Trust (REIT)	105,400	160,131
City Developments Ltd.	20,600	165,254
ComfortDelGro Corp. Ltd.	88,100	151,952
DBS Group Holdings Ltd.	79,300	1,548,751
Genting Singapore Ltd.	279,857	250,587
Golden Agri-Resources Ltd.	370,225	82,876
Jardine Cycle & Carriage Ltd.	4,533	105,864
Keppel Corp. Ltd.	60,500	317,486
Oversea-Chinese Banking Corp. Ltd.	140,478	1,200,120
SATS Ltd.	24,200	88,807
Sembcorp Industries Ltd.	40,400	81,541
Singapore Airlines Ltd.	21,100	165,548
Singapore Exchange Ltd.	30,200	158,924
Singapore Press Holdings Ltd. (x)	78,600	149,989
Singapore Technologies Engineering Ltd.	63,200	152,608
Singapore Telecommunications Ltd.	360,800	815,607
Suntec REIT (REIT)	96,600	122,655
United Overseas Bank Ltd.	59,067	1,160,098
UOL Group Ltd.	20,143	112,653
Venture Corp. Ltd.	12,000	157,123
Wilmar International Ltd.	77,800	174,729

		7,960,465

South Africa (0.9%)
Anglo American plc	46,396	1,037,745
AVI Ltd.	382,863	3,019,922
Bidvest Group Ltd. (The)	163,875	2,353,564
Capitec Bank Holdings Ltd.	37,809	2,392,434
Clicks Group Ltd.	157,608	2,258,043
Imperial Holdings Ltd.	136,885	1,954,759
Investec plc	31,322	222,394
Mediclinic International plc	15,535	107,965
Naspers Ltd., Class N	4,824	1,225,561
Reunert Ltd.	215,302	1,259,872
Sanlam Ltd.	517,660	2,644,245
Tiger Brands Ltd.	41,753	1,008,707

		19,485,211

South Korea (1.1%)
CJ Corp.	6,148	783,325
Coway Co. Ltd.	19,360	1,504,330
Hanssem Co. Ltd.	8,385	789,973
Hugel, Inc.*	2,671	1,155,396
Hyundai Motor Co.	16,313	1,836,951
KB Financial Group, Inc.	22,309	1,056,900
Korea Electric Power Corp.	50,506	1,450,150
NAVER Corp.	3,444	2,357,804
Samsung Electronics Co. Ltd.	232,685	9,739,574
Samsung Electronics Co. Ltd. (Preference) (q)	64,717	2,186,267
Shinhan Financial Group Co. Ltd.	28,489	1,106,841

		23,967,511

Spain (1.2%)
ACS Actividades de Construccion y Servicios SA (x)	11,299	457,866
Aena SME SA (m)	2,927	531,522
Amadeus IT Group SA	19,145	1,511,369
Banco Bilbao Vizcaya Argentaria SA	520,319	3,690,736
Banco de Sabadell SA	239,087	400,800
Banco Santander SA	712,181	3,819,097
Bankia SA	47,252	176,965
Bankinter SA	31,042	302,405
CaixaBank SA	158,553	686,196
Enagas SA	10,312	301,540
Endesa SA	14,802	326,615
Ferrovial SA	22,806	468,072
Gas Natural SDG SA	14,646	387,910
Grifols SA	13,533	407,423
Iberdrola SA	257,675	1,993,247
Industria de Diseno Textil SA	213,737	7,303,357
Mapfre SA	48,340	145,927
Red Electrica Corp. SA	19,980	406,921
Repsol SA	54,926	1,075,350
Siemens Gamesa Renewable Energy SA	9,147	122,895
Telefonica SA	200,906	1,707,785

		26,223,998

Sweden (0.9%)
Alfa Laval AB	13,844	328,605
Assa Abloy AB, Class B	234,238	4,992,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Atlas Copco AB, Class A	29,991	$873,269
Atlas Copco AB, Class B	17,364	454,904
Boliden AB*	11,618	376,944
Electrolux AB	10,338	235,460
Epiroc AB, Class A*	29,991	314,719
Epiroc AB, Class B*	17,364	158,969
Essity AB, Class B	26,514	654,802
Hennes & Mauritz AB, Class B (x)	43,214	644,103
Hexagon AB, Class B	11,178	623,375
Husqvarna AB, Class B	17,218	163,438
ICA Gruppen AB (x)	3,901	119,642
Industrivarden AB, Class C	7,121	138,099
Investor AB, Class B	19,813	807,186
Kinnevik AB, Class B	9,984	342,098
L E Lundbergforetagen AB, Class B	3,842	118,047
Lundin Petroleum AB	7,946	253,459
Nordea Bank AB	135,659	1,306,798
Sandvik AB	49,216	873,681
Securitas AB, Class B (x)	13,689	225,354
Skandinaviska Enskilda Banken AB, Class A	67,532	642,088
Skanska AB, Class B	15,862	288,312
SKF AB, Class B	17,276	321,535
Svenska Handelsbanken AB, Class A	67,159	746,515
Swedbank AB, Class A	40,595	869,302
Swedish Match AB	8,246	408,491
Tele2 AB, Class B	14,453	169,917
Telefonaktiebolaget LM Ericsson, Class B	134,683	1,041,465
Telia Co. AB	115,707	529,138
Volvo AB, Class B	69,574	1,112,345

		20,134,500

Switzerland (2.9%)
ABB Ltd. (Registered)	82,309	1,804,431
Adecco Group AG (Registered)	7,082	420,214
Baloise Holding AG (Registered)	2,093	304,978
Barry Callebaut AG (Registered)	90	161,769
Chocoladefabriken Lindt & Spruengli AG	44	285,691
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	304,554
Cie Financiere Richemont SA (Registered)	23,188	1,969,680
Clariant AG (Registered)*	10,955	263,504
Coca-Cola HBC AG*	8,306	277,444
Credit Suisse Group AG (Registered)*	339,109	5,119,337
Dufry AG (Registered) (x)*	1,479	188,777
EMS-Chemie Holding AG (Registered)	373	239,740
Ferguson plc	10,365	841,271
Geberit AG (Registered)	1,648	708,758
Givaudan SA (Registered)	419	952,831
Glencore plc*	508,233	2,428,081
Julius Baer Group Ltd.*	9,836	578,857
Kuehne + Nagel International AG (Registered)	2,315	348,781
LafargeHolcim Ltd. (Registered)*	20,322	992,809
Lonza Group AG (Registered)*	3,350	891,371
Nestle SA (Registered)	137,357	10,666,216
Novartis AG (Registered)	98,172	7,462,777
Pargesa Holding SA	1,598	135,708
Partners Group Holding AG	753	553,173
Roche Holding AG	31,008	6,905,801
Schindler Holding AG	1,808	389,972
Schindler Holding AG (Registered)	898	189,339
SGS SA (Registered)	242	645,627
Sika AG (Registered)	5,700	790,851
Sonova Holding AG (Registered)	2,335	419,347
STMicroelectronics NV	28,267	630,825
Straumann Holding AG (Registered)	429	327,068
Swatch Group AG (The) (x)	1,355	644,593
Swatch Group AG (The) (Registered)	2,387	206,931
Swiss Life Holding AG (Registered)*	1,468	511,421
Swiss Prime Site AG (Registered)*	2,980	274,288
Swiss Re AG	14,029	1,214,062
Swisscom AG (Registered)	1,136	508,407
Temenos Group AG (Registered)*	2,652	401,696
UBS Group AG (Registered)*	472,517	7,312,252
Vifor Pharma AG	1,990	318,806
Zurich Insurance Group AG*	6,724	1,996,898

		61,588,936

Taiwan (1.1%)
ASE Technology Holding Co. Ltd.*	460,282	1,080,939
CTBC Financial Holding Co. Ltd.	998,000	718,504
Hon Hai Precision Industry Co. Ltd.	304,600	831,222
Largan Precision Co. Ltd.	19,000	2,798,104
MediaTek, Inc.	181,000	1,780,999
Nanya Technology Corp.	644,000	1,757,410
Nien Made Enterprise Co. Ltd.	195,000	1,666,120
President Chain Store Corp.	129,000	1,461,846
Taiwan Semiconductor Manufacturing Co. Ltd.	1,631,133	11,582,738

		23,677,882

United Arab Emirates (0.0%)
NMC Health plc	4,579	216,465

United Kingdom (5.3%)
3i Group plc	44,624	530,386
Admiral Group plc	8,561	215,517
Ashtead Group plc	21,537	646,065
Associated British Foods plc	15,672	566,304
AstraZeneca plc	55,874	3,873,547
Auto Trader Group plc (m)	40,665	228,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aviva plc	177,247	$1,178,965
Babcock International Group plc	13,036	140,696
BAE Systems plc	141,176	1,205,098
Barclays plc	755,568	1,884,634
Barratt Developments plc	46,603	316,993
Berkeley Group Holdings plc	6,109	305,160
BP plc	873,205	6,664,400
British American Tobacco plc	101,230	5,116,814
British Land Co. plc (The) (REIT)	42,105	373,529
BT Group plc	376,502	1,082,223
Bunzl plc	14,885	450,841
Burberry Group plc	18,608	530,451
Centrica plc	255,227	531,022
Circassia Pharmaceuticals plc*	556,831	618,032
CNH Industrial NV	45,938	487,968
Coca-Cola European Partners plc	9,436	383,479
Compass Group plc	69,360	1,481,540
ConvaTec Group plc (m)	58,514	164,023
Croda International plc	5,518	349,700
DCC plc	3,827	348,245
Diageo plc	108,350	3,892,321
Direct Line Insurance Group plc	58,497	264,724
Earthport plc*	1,868,591	252,772
easyJet plc	5,202	114,857
Experian plc	40,785	1,008,968
Fiat Chrysler Automobiles NV*	47,365	903,480
G4S plc	69,521	245,616
GlaxoSmithKline plc	217,090	4,382,946
GVC Holdings plc	23,970	332,478
Hammerson plc (REIT)	36,085	248,879
Hargreaves Lansdown plc	10,794	280,848
HSBC Holdings plc	882,480	8,277,188
Imperial Brands plc	42,109	1,568,280
Informa plc	55,034	606,470
InterContinental Hotels Group plc	7,878	490,738
International Consolidated Airlines Group SA (London Stock Exchange)	339,130	2,971,844
International Consolidated Airlines Group SA (Turquoise Stock Exchange)	27,057	237,674
Intertek Group plc	6,924	522,325
ITV plc	167,538	384,728
J Sainsbury plc	74,304	314,977
John Wood Group plc	28,596	236,929
Johnson Matthey plc	8,486	405,306
Kingfisher plc	94,460	370,251
Land Securities Group plc (REIT)	33,716	425,789
Legal & General Group plc	261,567	918,240
Lloyds Banking Group plc	3,176,332	2,643,033
London Stock Exchange Group plc	13,888	819,476
Marks & Spencer Group plc	70,124	273,104
Meggitt plc	35,175	229,001
Melrose Industries plc	213,718	599,930
Merlin Entertainments plc	28,611	146,015
Micro Focus International plc	19,110	333,792
Mondi plc	16,158	437,366
National Grid plc	149,416	1,653,256
NatWest Markets plc*	210,728	712,235
Next plc	6,346	506,696
Pearson plc	34,993	408,711
Pentair plc	4,766	200,553
Persimmon plc	13,843	462,761
Prudential plc	368,052	8,425,102
Quilter plc (m)*	73,063	139,738
Reckitt Benckiser Group plc	29,441	2,424,148
RELX NV	43,199	921,429
RELX plc	47,292	1,012,661
Rolls-Royce Holdings plc*	73,762	961,987
Rolls-Royce plc (Preference) (q)(r)*	5,237,102	6,912
Royal Mail plc	40,904	272,830
RSA Insurance Group plc	44,266	396,906
Sage Group plc (The)	48,790	404,759
Schroders plc	5,408	225,393
Segro plc (REIT)	45,596	402,814
Severn Trent plc	11,018	287,839
Sky plc	45,828	883,937
Smith & Nephew plc	38,322	707,045
Smiths Group plc	18,262	409,240
SSE plc	45,106	806,613
St James’s Place plc	22,520	341,046
Standard Chartered plc	123,417	1,128,104
Standard Life Aberdeen plc	120,551	518,180
Taylor Wimpey plc	138,809	327,733
TechnipFMC plc (Aquis Stock Exchange)	98,068	3,132,226
TechnipFMC plc (Turquoise Stock Exchange)	11,963	379,706
Tesco plc	429,425	1,454,805
Travis Perkins plc	11,216	210,563
Unilever NV (CVA)	67,968	3,792,840
Unilever plc	176,205	9,748,351
United Utilities Group plc	28,536	287,424
Vodafone Group plc	1,177,268	2,856,010
Weir Group plc (The)	9,470	249,961
Whitbread plc	7,877	411,565
Wm Morrison Supermarkets plc	102,384	340,506
WPP plc	56,380	887,681

		113,514,813

United States (39.0%)
3M Co.	40,340	7,935,685
Abbott Laboratories	49,957	3,046,877
AbbVie, Inc.	43,218	4,004,148
ABIOMED, Inc.*	1,193	487,997
ACADIA Pharmaceuticals, Inc. (x)*	69,830	1,066,304
Accenture plc, Class A	18,319	2,996,805
Activision Blizzard, Inc.	21,807	1,664,310
Adobe Systems, Inc.*	53,630	13,075,530
Advance Auto Parts, Inc.	2,212	300,168
Advanced Micro Devices, Inc. (x)*	23,820	357,062
AES Corp.	18,557	248,849
Aetna, Inc.	54,185	9,942,947
Affiliated Managers Group, Inc.	1,619	240,697
Aflac, Inc.	22,043	948,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Agilent Technologies, Inc.	46,675	$2,886,382
Air Products & Chemicals, Inc.	6,218	968,329
Akamai Technologies, Inc.*	4,990	365,418
Alaska Air Group, Inc.	3,524	212,814
Albemarle Corp.	3,132	295,442
Alexandria Real Estate Equities, Inc. (REIT)	3,023	381,412
Alexion Pharmaceuticals, Inc.*	6,293	781,276
Align Technology, Inc.*	2,077	710,625
Allegion plc	2,703	209,104
Allergan plc	9,667	1,611,682
Alliance Data Systems Corp.	1,364	318,085
Alliant Energy Corp.	6,718	284,306
Allstate Corp. (The)	9,866	900,470
Alphabet, Inc., Class A*	26,779	30,238,579
Alphabet, Inc., Class C*	8,650	9,650,373
Altria Group, Inc.	53,922	3,062,230
Amazon.com, Inc.*	12,063	20,504,687
Ameren Corp.	6,968	424,003
American Airlines Group, Inc.	11,931	452,901
American Electric Power Co., Inc.	14,242	986,258
American Express Co.	20,428	2,001,944
American International Group, Inc.	25,443	1,348,988
American Tower Corp. (REIT)	12,657	1,824,760
American Water Works Co., Inc.	5,141	438,939
Ameriprise Financial, Inc.	4,154	581,062
AmerisourceBergen Corp.	4,642	395,823
AMETEK, Inc.	6,703	483,688
Amgen, Inc.	18,973	3,502,226
Amphenol Corp., Class A	8,610	750,361
Anadarko Petroleum Corp.	14,606	1,069,889
Analog Devices, Inc.	10,680	1,024,426
AnaptysBio, Inc. (x)*	17,210	1,222,598
Andeavor	3,964	519,998
ANSYS, Inc.*	2,386	415,593
Anthem, Inc.	38,148	9,080,368
AO Smith Corp.	4,147	245,295
Aon plc	7,006	961,013
Apache Corp.	11,011	514,764
Apartment Investment & Management Co. (REIT), Class A	4,451	188,277
Apple, Inc.	140,131	25,939,649
Applied Materials, Inc.	28,708	1,326,023
Aptiv plc	7,670	702,802
Archer-Daniels-Midland Co.	16,233	743,958
Arconic, Inc.	12,431	211,451
Arthur J Gallagher & Co.	5,379	351,141
Assurant, Inc.	1,460	151,095
AT&T, Inc.	206,629	6,634,857
Autodesk, Inc.*	6,201	812,889
Automatic Data Processing, Inc.	12,577	1,687,079
AutoZone, Inc.*	766	513,932
AvalonBay Communities, Inc. (REIT)	4,002	687,904
Avery Dennison Corp.	2,536	258,926
Baker Hughes a GE Co.	11,855	391,571
Ball Corp.	10,004	355,642
Bank of America Corp.	268,554	7,570,537
Bank of New York Mellon Corp. (The)	28,975	1,562,622
Baxter International, Inc.	14,105	1,041,513
BB&T Corp.	22,445	1,132,126
Becton Dickinson and Co.	7,634	1,828,801
Berkshire Hathaway, Inc., Class B*	54,812	10,230,660
Best Buy Co., Inc.	6,984	520,867
Biogen, Inc.*	16,405	4,761,387
BlackRock, Inc.‡	3,515	1,754,126
Bluebird Bio, Inc.*	12,420	1,949,319
Blueprint Medicines Corp.*	26,200	1,663,176
Boeing Co. (The)	15,618	5,239,995
Booking Holdings, Inc.*	1,372	2,781,167
BorgWarner, Inc.	5,550	239,538
Boston Properties, Inc. (REIT)	4,501	564,515
Boston Scientific Corp.*	39,582	1,294,331
Brighthouse Financial, Inc.*	2,841	113,839
Bristol-Myers Squibb Co.	46,708	2,584,821
Broadcom, Inc.	11,448	2,777,743
Broadridge Financial Solutions, Inc.	3,359	386,621
Brown-Forman Corp., Class B	7,375	361,449
CA, Inc.	9,066	323,203
Cabot Oil & Gas Corp.	13,126	312,399
Cadence Design Systems, Inc.*	7,919	342,972
Campbell Soup Co. (x)	5,617	227,713
Capital One Financial Corp.	13,793	1,267,577
Cardinal Health, Inc.	8,831	431,218
CarMax, Inc.*	5,007	364,860
Carnival Corp.	11,530	660,784
Carnival plc	8,267	474,274
Caterpillar, Inc.	16,991	2,305,169
Cboe Global Markets, Inc.	3,255	338,748
CBRE Group, Inc., Class A*	8,665	413,667
CBS Corp. (Non-Voting), Class B	9,559	537,407
Celgene Corp.*	20,133	1,598,963
Centene Corp.*	29,053	3,579,620
CenterPoint Energy, Inc.	12,411	343,909
CenturyLink, Inc.	28,070	523,225
Cerner Corp.*	9,088	543,372
CF Industries Holdings, Inc.	6,655	295,482
CH Robinson Worldwide, Inc.	3,927	328,533
Charles Schwab Corp. (The)	34,377	1,756,665
Charter Communications, Inc., Class A*	5,268	1,544,630
Chevron Corp.	54,476	6,887,401
Chipotle Mexican Grill, Inc.*	684	295,057
Chubb Ltd.	13,327	1,692,796
Church & Dwight Co., Inc.	6,846	363,933
Cigna Corp.	6,998	1,189,310
Cimarex Energy Co.	2,738	278,564
Cincinnati Financial Corp.	4,183	279,675
Cintas Corp.	2,531	468,412
Cisco Systems, Inc.	133,980	5,765,159
Citigroup, Inc.	183,620	12,287,850
Citizens Financial Group, Inc.	13,819	537,559
Citrix Systems, Inc.*	3,638	381,408
Clorox Co. (The)	3,679	497,585
CME Group, Inc.	9,665	1,584,287
CMS Energy Corp.	8,131	384,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	108,917	$4,777,100
Cognizant Technology Solutions Corp., Class A	16,695	1,318,738
Colgate-Palmolive Co.	130,098	8,431,651
Comcast Corp., Class A	130,754	4,290,039
Comerica, Inc.	4,950	450,054
Conagra Brands, Inc.	11,130	397,675
Concho Resources, Inc.*	4,344	600,992
ConocoPhillips	33,299	2,318,276
Consolidated Edison, Inc.	8,978	700,104
Constellation Brands, Inc., Class A	4,780	1,046,199
Cooper Cos., Inc. (The)	1,391	327,511
Copart, Inc.*	5,760	325,786
Corning, Inc.	23,644	650,446
Costco Wholesale Corp.	12,467	2,605,354
Coty, Inc., Class A	13,931	196,427
Crown Castle International Corp. (REIT)	11,777	1,269,796
CSX Corp.	24,883	1,587,038
Cummins, Inc.	4,411	586,663
CVS Health Corp.	29,085	1,871,620
Danaher Corp.	17,593	1,736,077
Darden Restaurants, Inc.	3,595	384,881
DaVita, Inc.*	4,037	280,329
Deere & Co.	9,196	1,285,601
Delta Air Lines, Inc.	18,491	916,044
Dentsply Sirona, Inc.	6,217	272,118
Devon Energy Corp.	14,713	646,783
Digital Realty Trust, Inc. (REIT)	5,928	661,446
Discover Financial Services	10,005	704,452
Discovery, Inc., Class A (x)*	4,084	112,310
Discovery, Inc., Class C*	9,896	252,348
DISH Network Corp., Class A*	6,135	206,197
Dollar General Corp.	7,125	702,525
Dollar Tree, Inc.*	6,922	588,370
Dominion Energy, Inc.	18,783	1,280,625
Dover Corp.	4,478	327,790
DowDuPont, Inc.	66,094	4,356,916
DR Horton, Inc.	9,991	409,631
DTE Energy Co.	5,215	540,430
Duke Energy Corp.	20,096	1,589,192
Duke Realty Corp. (REIT)	10,161	294,974
DXC Technology Co.	8,100	652,941
E*TRADE Financial Corp.*	7,447	455,459
Eastman Chemical Co.	4,154	415,234
Eaton Corp. plc	12,489	933,428
eBay, Inc.*	26,206	950,230
Ecolab, Inc.	7,358	1,032,548
Edison International	9,361	592,270
Edwards Lifesciences Corp.*	6,098	887,686
Electronic Arts, Inc.*	8,707	1,227,861
Eli Lilly & Co.	27,111	2,313,382
Emerson Electric Co.	18,028	1,246,456
Entergy Corp.	5,154	416,392
Envision Healthcare Corp.*	3,301	145,277
EOG Resources, Inc.	16,544	2,058,570
EQT Corp.	7,236	399,282
Equifax, Inc.	21,675	2,711,759
Equinix, Inc. (REIT)	2,248	966,393
Equity Residential (REIT)	10,413	663,204
Essex Property Trust, Inc. (REIT)	1,908	456,146
Estee Lauder Cos., Inc. (The), Class A	6,381	910,505
Everest Re Group Ltd.	1,214	279,803
Evergy, Inc.	7,690	431,793
Eversource Energy	9,274	543,549
Exelon Corp.	27,392	1,166,899
Expedia Group, Inc.	3,370	405,040
Expeditors International of Washington, Inc.	4,904	358,482
Express Scripts Holding Co.*	15,996	1,235,051
Extra Space Storage, Inc. (REIT)	3,476	346,940
Exxon Mobil Corp.	120,670	9,983,029
F5 Networks, Inc.*	1,730	298,338
Facebook, Inc., Class A*	112,828	21,924,737
Fastenal Co.	8,311	400,008
Federal Realty Investment Trust (REIT)	1,985	251,202
FedEx Corp.	7,003	1,590,101
Fidelity National Information Services, Inc.	9,365	992,971
Fifth Third Bancorp	19,160	549,892
FirstEnergy Corp.	12,631	453,579
Fiserv, Inc.*	11,688	865,964
FleetCor Technologies, Inc.*	2,559	539,053
FLIR Systems, Inc.	3,809	197,954
Flowserve Corp.	3,732	150,773
Fluor Corp.	4,238	206,730
FMC Corp.	3,889	346,938
FNF Group	65,622	2,468,700
Foot Locker, Inc.	3,190	167,953
Ford Motor Co.	112,492	1,245,286
Fortive Corp.	8,809	679,262
Fortune Brands Home & Security, Inc.	4,054	217,659
Franklin Resources, Inc.	8,851	283,675
Freeport-McMoRan, Inc.	38,996	673,071
Gap, Inc. (The)	6,577	213,029
Garmin Ltd.	3,095	188,795
Gartner, Inc.*	2,657	353,115
General Dynamics Corp.	7,917	1,475,808
General Electric Co.	247,833	3,373,007
General Mills, Inc.	16,907	748,304
General Motors Co.	36,347	1,432,072
Genuine Parts Co.	4,246	389,740
GGP, Inc. (REIT)	18,109	369,967
Gilead Sciences, Inc.	72,414	5,129,808
Global Payments, Inc.	4,523	504,269
GlycoMimetics, Inc. (x)*	46,190	745,045
Goldman Sachs Group, Inc. (The)	31,662	6,983,687
Goodyear Tire & Rubber Co. (The)	7,047	164,125
H&R Block, Inc.	6,077	138,434
Halliburton Co.	25,152	1,133,349
Hanesbrands, Inc. (x)	9,697	213,528
Harley-Davidson, Inc.	4,589	193,105
Harris Corp.	3,465	500,831
Hartford Financial Services Group, Inc. (The)	10,203	521,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hasbro, Inc.	3,171	$292,715
HCA Healthcare, Inc.	8,074	828,392
HCP, Inc. (REIT)	13,192	340,617
Helmerich & Payne, Inc.	2,911	185,605
Henry Schein, Inc.*	4,430	321,795
Hershey Co. (The)	4,046	376,521
Hess Corp.	7,471	499,735
Hewlett Packard Enterprise Co.	42,749	624,563
Hilton Worldwide Holdings, Inc.	7,997	633,043
HollyFrontier Corp.	5,031	344,271
Hologic, Inc.*	7,661	304,525
Home Depot, Inc. (The)	32,858	6,410,596
Honeywell International, Inc.	21,206	3,054,724
Hormel Foods Corp.	7,560	281,308
Host Hotels & Resorts, Inc. (REIT)	21,329	449,402
HP, Inc.	46,579	1,056,878
Humana, Inc.	3,902	1,161,352
Huntington Bancshares, Inc.	31,355	462,800
Huntington Ingalls Industries, Inc.	1,221	264,701
IDEXX Laboratories, Inc.*	2,474	539,184
IHS Markit Ltd.*	10,144	523,329
Illinois Tool Works, Inc.	8,728	1,209,177
Illumina, Inc.*	4,232	1,181,955
Incyte Corp.*	5,041	337,747
Ingersoll-Rand plc	7,029	630,712
Intel Corp.	132,823	6,602,631
Intercontinental Exchange, Inc.	16,512	1,214,458
International Business Machines Corp.	24,299	3,394,570
International Flavors & Fragrances, Inc.	2,274	281,885
International Game Technology plc (x)	101,112	2,349,843
International Paper Co.	11,926	621,106
Interpublic Group of Cos., Inc. (The)	10,958	256,856
Intuit, Inc.	49,023	10,015,644
Intuitive Surgical, Inc.*	3,232	1,546,447
Invesco Ltd.	11,724	311,389
Ionis Pharmaceuticals, Inc. (x)*	45,920	1,913,486
IPG Photonics Corp.*	1,090	240,487
IQVIA Holdings, Inc.*	4,615	460,669
Iron Mountain, Inc. (REIT)	7,830	274,128
Jacobs Engineering Group, Inc.	3,531	224,183
JB Hunt Transport Services, Inc.	2,446	297,311
Jefferies Financial Services, Inc.	9,169	208,503
JM Smucker Co. (The)	3,193	343,184
Johnson & Johnson	76,376	9,267,464
Johnson Controls International plc	26,246	877,929
JPMorgan Chase & Co.	96,986	10,105,941
Juniper Networks, Inc.	9,956	272,994
Kansas City Southern	2,884	305,589
Kellogg Co.	7,201	503,134
KeyCorp	30,141	588,955
Kimberly-Clark Corp.	9,935	1,046,553
Kimco Realty Corp. (REIT)	12,383	210,387
Kinder Morgan, Inc.	53,756	949,869
KLA-Tencor Corp.	4,524	463,846
Kohl’s Corp.	4,766	347,441
Kraft Heinz Co. (The)	16,926	1,063,291
Kroger Co. (The)	23,150	658,617
L Brands, Inc.	6,729	248,166
L3 Technologies, Inc.	2,254	433,489
Laboratory Corp. of America Holdings*	2,950	529,613
Lam Research Corp.	4,710	814,123
Leggett & Platt, Inc.	3,491	155,838
Lennar Corp., Class A	7,889	414,172
Lincoln National Corp.	6,247	388,876
LKQ Corp.*	8,815	281,198
Lockheed Martin Corp.	7,102	2,098,144
Loews Corp.	7,546	364,321
Lowe’s Cos., Inc.	23,357	2,232,228
Loxo Oncology, Inc.*	16,750	2,905,790
LyondellBasell Industries NV, Class A	9,198	1,010,400
M&T Bank Corp.	4,136	703,740
Macerich Co. (The) (REIT)	3,288	186,857
MacroGenics, Inc.*	64,180	1,325,317
Macy’s, Inc.	9,041	338,405
Marathon Oil Corp.	24,130	503,352
Marathon Petroleum Corp.	13,154	922,885
Marriott International, Inc., Class A	8,440	1,068,504
Marsh & McLennan Cos., Inc.	14,434	1,183,155
Martin Marietta Materials, Inc.	1,735	387,478
Masco Corp.	8,817	329,932
Mastercard, Inc., Class A	26,108	5,130,744
Mattel, Inc. (x)	9,486	155,760
Maxim Integrated Products, Inc.	125,401	7,356,023
McCormick & Co., Inc. (Non-Voting)	3,393	393,893
McDonald’s Corp.	22,391	3,508,446
McKesson Corp.	5,716	762,514
Medtronic plc	38,632	3,307,286
Merck & Co., Inc.	76,823	4,663,156
MetLife, Inc.	28,947	1,262,089
Mettler-Toledo International, Inc.*	705	407,934
MGM Resorts International	13,988	406,072
Michael Kors Holdings Ltd.*	4,310	287,046
Microchip Technology, Inc. (x)	6,757	614,549
Micron Technology, Inc.*	33,173	1,739,592
Microsoft Corp.	219,069	21,602,394
Mid-America Apartment Communities, Inc. (REIT)	3,175	319,627
Mirati Therapeutics, Inc.*	8,298	409,091
Mohawk Industries, Inc.*	1,837	393,614
Molson Coors Brewing Co., Class B	5,345	363,674
Mondelez International, Inc., Class A	41,700	1,709,700
Monster Beverage Corp.*	11,632	666,514
Moody’s Corp.	4,826	823,123
Morgan Stanley	38,794	1,838,836
Mosaic Co. (The)	9,841	276,040
Motorola Solutions, Inc.	4,625	538,211
MSCI, Inc.	2,498	413,244
Mylan NV*	14,995	541,919
Nasdaq, Inc.	3,295	300,735
National Oilwell Varco, Inc.	10,783	467,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nektar Therapeutics*	4,837	$236,191
NetApp, Inc.	7,799	612,455
Netflix, Inc.*	12,381	4,846,295
Newell Brands, Inc.	155,486	4,009,984
Newfield Exploration Co.*	5,255	158,964
Newmont Mining Corp.	15,304	577,114
News Corp., Class A	11,574	179,397
News Corp., Class B	2,753	43,635
NextEra Energy, Inc.	13,492	2,253,569
Nielsen Holdings plc	9,520	294,454
NIKE, Inc., Class B	36,552	2,912,463
NiSource, Inc.	9,103	239,227
Noble Energy, Inc.	13,989	493,532
Nordstrom, Inc.	3,360	173,981
Norfolk Southern Corp.	8,074	1,218,124
Northern Trust Corp.	6,034	620,838
Northrop Grumman Corp.	4,993	1,536,346
Norwegian Cruise Line Holdings Ltd.*	5,918	279,626
NRG Energy, Inc.	8,498	260,889
Nucor Corp.	9,223	576,438
NVIDIA Corp.	17,289	4,095,764
Occidental Petroleum Corp.	21,914	1,833,764
Omnicom Group, Inc.	6,377	486,374
ONEOK, Inc.	11,684	815,894
Oracle Corp.	84,862	3,739,020
O’Reilly Automotive, Inc.*	2,302	629,758
PACCAR, Inc.	10,214	632,859
Packaging Corp. of America	2,741	306,416
Parker-Hannifin Corp.	3,756	585,373
Paychex, Inc.	9,277	634,083
PayPal Holdings, Inc.*	98,127	8,171,035
People’s United Financial, Inc.	10,601	191,772
PepsiCo, Inc.	40,497	4,408,908
PerkinElmer, Inc.	3,235	236,899
Perrigo Co. plc	3,746	273,121
Pfizer, Inc.	166,667	6,046,679
PG&E Corp.	14,816	630,569
Philip Morris International, Inc.	44,320	3,578,397
Phillips 66	11,926	1,339,409
Pinnacle West Capital Corp.	3,331	268,345
Pioneer Natural Resources Co.	4,821	912,326
PNC Financial Services Group, Inc. (The)‡	13,392	1,809,259
PPG Industries, Inc.	7,000	726,110
PPL Corp.	19,673	561,664
Praxair, Inc.	8,151	1,289,081
Principal Financial Group, Inc.	7,700	407,715
Procter & Gamble Co. (The)	71,780	5,603,147
Progressive Corp. (The)	16,582	980,825
Prologis, Inc. (REIT)	15,170	996,517
Prudential Financial, Inc.	11,915	1,114,172
Public Service Enterprise Group, Inc.	14,332	775,934
Public Storage (REIT)	4,250	964,155
PulteGroup, Inc.	7,673	220,599
PVH Corp.	2,217	331,929
QIAGEN NV*	9,956	362,750
Qorvo, Inc.*	3,688	295,667
QUALCOMM, Inc.	42,356	2,377,019
Quanta Services, Inc.*	4,105	137,107
Quest Diagnostics, Inc.	3,821	420,081
Ralph Lauren Corp.	1,627	204,546
Raymond James Financial, Inc.	3,820	341,317
Raytheon Co.	8,177	1,579,633
Realty Income Corp. (REIT)	8,083	434,785
Red Hat, Inc.*	5,135	689,990
Regency Centers Corp. (REIT)	4,172	258,998
Regeneron Pharmaceuticals, Inc.*	2,240	772,778
Regions Financial Corp.	32,688	581,193
Republic Services, Inc.	6,173	421,986
ResMed, Inc.	4,126	427,371
Robert Half International, Inc.	3,463	225,441
Rockwell Automation, Inc.	3,613	600,589
Rockwell Collins, Inc.	4,723	636,094
Roper Technologies, Inc.	2,982	822,764
Ross Stores, Inc.	10,867	920,978
Royal Caribbean Cruises Ltd.	4,795	496,762
S&P Global, Inc.	53,371	10,881,813
Sage Therapeutics, Inc.*	21,830	3,417,050
salesforce.com, Inc.*	20,087	2,739,867
Samsonite International SA*	982,800	3,476,178
SBA Communications Corp. (REIT)*	3,299	544,731
SCANA Corp.	4,154	160,012
Schlumberger Ltd.	39,503	2,647,886
Seagate Technology plc	8,285	467,854
Sealed Air Corp.	4,437	188,351
Sempra Energy	7,525	873,728
Sherwin-Williams Co. (The)	2,343	954,937
Shire plc	67,865	3,819,940
Simon Property Group, Inc. (REIT)	8,823	1,501,586
Skyworks Solutions, Inc.	5,304	512,632
SL Green Realty Corp. (REIT)	2,558	257,156
Snap-on, Inc.	1,619	260,206
Southern Co. (The)	29,012	1,343,546
Southwest Airlines Co.	14,952	760,758
Stanley Black & Decker, Inc.	4,472	593,926
Starbucks Corp.	39,304	1,920,000
State Street Corp.	10,442	972,046
Stericycle, Inc.*	2,239	146,184
Stryker Corp.	9,137	1,542,874
SunTrust Banks, Inc.	13,241	874,171
SVB Financial Group*	1,537	443,824
Symantec Corp.	17,877	369,160
Synchrony Financial	20,192	674,009
Synopsys, Inc.*	4,308	368,636
Sysco Corp.	13,608	929,290
T. Rowe Price Group, Inc.	6,873	797,887
Take-Two Interactive Software, Inc.*	3,327	393,784
Tapestry, Inc.	8,081	377,464
Target Corp.	15,182	1,155,654
TE Connectivity Ltd.	9,972	898,078
Texas Instruments, Inc.	27,959	3,082,480
Textron, Inc.	7,095	467,631
Thermo Fisher Scientific, Inc.	11,492	2,380,453
Tiffany & Co.	43,941	5,782,636
TJX Cos., Inc. (The)	17,728	1,687,351
Torchmark Corp.	3,057	248,870
Total System Services, Inc.	4,746	401,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	3,412	$260,984
TransDigm Group, Inc.	1,373	473,877
Travelers Cos., Inc. (The)	7,721	944,587
TripAdvisor, Inc.*	2,963	165,069
Twenty-First Century Fox, Inc., Class A	30,022	1,491,793
Twenty-First Century Fox, Inc., Class B	12,509	616,319
Twitter, Inc.*	18,825	822,088
Tyson Foods, Inc., Class A	8,662	596,379
UDR, Inc. (REIT)	7,299	274,004
Ulta Beauty, Inc.*	1,613	376,571
Under Armour, Inc., Class A (x)*	5,724	128,675
Under Armour, Inc., Class C*	5,582	117,669
Union Pacific Corp.	22,091	3,129,853
United Continental Holdings, Inc.*	6,555	457,080
United Parcel Service, Inc., Class B	50,950	5,412,419
United Rentals, Inc.*	2,373	350,302
United Technologies Corp.	21,221	2,653,262
UnitedHealth Group, Inc.	27,371	6,715,201
Universal Health Services, Inc., Class B	2,381	265,339
Unum Group	6,439	238,179
US Bancorp	44,437	2,222,739
Valero Energy Corp.	12,172	1,349,023
Varian Medical Systems, Inc.*	2,661	302,609
Ventas, Inc. (REIT)	10,244	583,396
VeriSign, Inc.*	2,736	375,981
Verisk Analytics, Inc.*	4,308	463,713
Verizon Communications, Inc.	117,701	5,921,537
Vertex Pharmaceuticals, Inc.*	7,346	1,248,526
VF Corp.	9,287	757,076
Viacom, Inc., Class B	10,139	305,792
Visa, Inc., Class A	50,937	6,746,606
Vornado Realty Trust (REIT)	4,952	366,052
Vulcan Materials Co.	3,867	499,075
Walgreens Boots Alliance, Inc.	24,484	1,469,407
Walmart, Inc.	41,199	3,528,694
Walt Disney Co. (The)	85,342	8,944,695
Waste Management, Inc.	11,295	918,735
Waters Corp.*	2,212	428,221
WEC Energy Group, Inc.	9,145	591,224
Wells Fargo & Co.	125,067	6,933,714
Welltower, Inc. (REIT)	10,761	674,607
Western Digital Corp.	8,577	663,946
Western Union Co. (The)	12,995	264,188
WestRock Co.	7,375	420,523
Weyerhaeuser Co. (REIT)	21,405	780,426
Whirlpool Corp.	1,825	266,870
Williams Cos., Inc. (The)	23,998	650,586
Willis Towers Watson plc	3,833	581,083
WW Grainger, Inc.	1,436	442,862
Wynn Resorts Ltd.	2,417	404,461
Xcel Energy, Inc.	14,777	675,013
Xerox Corp.	5,851	140,424
Xilinx, Inc.	7,253	473,331
Xylem, Inc.	5,203	350,578
Yum! Brands, Inc.	9,194	719,155
Zimmer Biomet Holdings, Inc.	33,395	3,721,539
Zions Bancorp	5,783	304,706
Zoetis, Inc.	13,844	1,179,370

		828,052,984

Total Common Stocks (90.3%) (Cost $1,093,937,380)		1,916,947,382

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	509,890	57,676

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18*	639,794	—

Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/18 (x)*	11,299	11,638
Repsol SA, expiring 7/6/18*	54,926	31,180

		42,818

Total Rights (0.0%) (Cost $42,723)		42,818

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	6,366,289	6,367,562

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $800,133, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $816,000. (xx)	$800,000	800,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $3,001,272, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $3,162,863. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $306,002. (xx)	$300,000	$300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $510,000. (xx)	500,000	500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $510,001. (xx)	500,000	500,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $900,164, collateralized by various Common Stocks; total market value $1,000,976. (xx)	900,000	900,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $2,978,602, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $3,037,850. (xx)	2,978,084	2,978,084
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $4,000,700, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $4,080,061. (xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,500,433, collateralized by various Common Stocks; total market value $2,782,228. (xx)	2,500,000	2,500,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,400,416, collateralized by various Common Stocks; total market value $2,670,939. (xx)	2,400,000	2,400,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $1,000,410, collateralized by various Common Stocks; total market value $1,112,891. (xx)	1,000,000	1,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $3,001,126, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $3,060,000. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		21,878,084

Total Short-Term Investments (1.3%) (Cost $28,245,057)		28,245,646

Total Investments in Securities (91.6%) (Cost $1,122,225,160)		1,945,293,522
Other Assets Less Liabilities (8.4%)		178,527,420

Net Assets (100%)		$2,123,820,942

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $8,390,023 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $23,810,623. This was secured by cash collateral of $21,878,084 which was subsequently invested in joint repurchase agreements with a total value of $21,878,084, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,719,294 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/12/18 - 2/15/48.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS)

 Depository Interest

CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
HUF	— Hungary Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Information Technology	$386,550,492	18.2%
Financials	355,242,090	16.7
Consumer Discretionary	265,718,707	12.5
Health Care	224,046,352	10.5
Industrials	215,670,965	10.2
Consumer Staples	160,610,736	7.6
Energy	92,524,939	4.4
Materials	79,124,612	3.7
Real Estate	51,631,964	2.4
Telecommunication Services	44,082,454	2.1
Utilities	41,844,565	2.0
Repurchase Agreements	21,878,084	1.0
Investment Company	6,367,562	0.3
Cash and Other	178,527,420	8.4

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	85,553	2,713,842	—	(187,785)	47,496	(473,970)	2,099,583	109,820	—
BlackRock, Inc.	3,515	1,967,509	—	(164,703)	100,937	(149,617)	1,754,126	20,448	—
PNC Financial Services Group, Inc. (The)	13,392	2,111,540	—	(184,724)	134,959	(252,516)	1,809,259	21,010	—

Total		6,792,891	—	(537,212)	283,392	(876,103)	5,662,968	151,278	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	942	9/2018	EUR	37,303,292	(827,471)
FTSE 100 Index	232	9/2018	GBP	23,274,424	(148,465)
S&P 500 E-Mini Index	741	9/2018	USD	100,835,281	(2,133,454)
SPI 200 Index	81	9/2018	AUD	9,213,400	105,620
TOPIX Index	147	9/2018	JPY	22,976,426	(575,731)

					(3,579,501)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	819,291	GBP	612,931	Citibank NA	9/21/2018	7,432

Total unrealized appreciation						7,432

USD	46,690,636	HKD	366,255,353	UBS AG	9/13/2018	(49,340)
AUD	1,268,635	USD	970,081	Citibank NA	9/21/2018	(30,997)
EUR	2,617,926	USD	3,119,992	HSBC Bank plc	9/21/2018	(43,889)
GBP	1,871,077	USD	2,518,743	Citibank NA	9/21/2018	(40,404)
JPY	238,091,577	USD	2,178,422	Citibank NA	9/21/2018	(15,615)

Total unrealized depreciation						(180,245)

Net unrealized depreciation						(172,813)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 8,303,309, BRL 20, CHF 17,682, DKK 9,330, EUR 33,048,359, GBP 20,763,605, HKD 62,806, HUF 23, ILS 29,449, INR 35, JPY 20,854,374, MXN 1, MYR 15, NOK 11,199, NZD 3,838, PLN 903, SEK 9,596, SGD 60,425, and TRY 18.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$118,233,313	$147,427,718		$—	$265,661,031
Consumer Staples	59,230,873	101,379,863		—	160,610,736
Energy	49,512,593	42,981,166		—	92,493,759
Financials	145,952,052	207,993,574		1,296,464	355,242,090
Health Care	140,272,732	83,773,620		—	224,046,352
Industrials	74,454,938	141,197,477		6,912	215,659,327
Information Technology	250,760,882	135,789,610		—	386,550,492
Materials	19,775,467	59,349,145		—	79,124,612
Real Estate	19,136,754	32,495,210		—	51,631,964
Telecommunication Services	16,112,372	27,970,082		—	44,082,454
Utilities	19,459,251	22,385,314		—	41,844,565
Forward Currency Contracts	—	7,432		—	7,432
Futures	105,620	—		—	105,620
Preferred Stocks
Consumer Discretionary	—	57,676		—	57,676
Rights
Energy	—	31,180		—	31,180
Financials	—	—	(a)	—	—	(a)
Industrials	—	11,638		—	11,638
Short-Term Investments
Investment Company	6,367,562	—		—	6,367,562
Repurchase Agreements	—	21,878,084		—	21,878,084

Total Assets	$919,374,409	$1,024,728,789		$1,303,376	$1,945,406,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(180,245)	$—	$(180,245)
Futures	(3,685,121)	—	—	(3,685,121)

Total Liabilities	$(3,685,121)	$(180,245)	$—	$(3,865,366)

Total	$915,689,288	$1,024,548,544	$1,303,376	$1,941,541,208

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$7,432
Equity contracts	Receivables, Net assets – Unrealized appreciation	105,620	*

Total		$113,052

	Liability Derivatives
Foreign exchange contracts	Payables	$(180,245)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,685,121	)*

Total		$(3,865,366)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(18,428)	$(18,428)
Equity contracts	2,735,602	—	2,735,602

Total	$2,735,602	$(18,428)	$2,717,174

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(303,199)	$(303,199)
Equity contracts	(5,040,547)	—	(5,040,547)

Total	$(5,040,547)	$(303,199)	$(5,343,746)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $17,675,000 and futures contracts with an average notional balance of approximately $197,355,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio’s as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$7,432	$(7,432)	$—	$—

Total	$7,432	$(7,432)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA.	$87,016	$(7,432)	$—	$79,584
HSBC Bank plc	43,889	—	—	43,889
UBS AG	49,340	—	—	49,340

Total	$180,245	$(7,432)	$—	$172,813

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,572,460
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$290,105,283

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$883,826,397
Aggregate gross unrealized depreciation	(74,732,110)

Net unrealized appreciation	$809,094,287

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,132,446,921

For the six months ended June 30, 2018, the Portfolio incurred approximately $134 as brokerage commissions with Morgan Stanley &

Co., Inc. and $1,049 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $3,263,412)	$5,662,968
Unaffiliated Issuers (Cost $1,097,083,664)	1,917,752,470
Repurchase Agreements (Cost $21,878,084)	21,878,084
Cash	105,584,629
Foreign cash (Cost $84,243,097)	83,174,987
Cash held as collateral at broker	8,750,668
Dividends, interest and other receivables	4,772,206
Receivable for securities sold	1,139,263
Due from broker for futures variation margin	709,287
Receivable from Separate Accounts for Portfolio shares sold	127,469
Securities lending income receivable	37,894
Unrealized appreciation on forward foreign currency contracts	7,432
Other assets	57,421

Total assets	2,149,654,778

LIABILITIES
Payable for return of collateral on securities loaned	21,878,084
Investment management fees payable	1,285,916
Payable for securities purchased	869,077
Payable to Separate Accounts for Portfolio shares redeemed	732,730
Distribution fees payable – Class IB	305,393
Administrative fees payable	216,887
Unrealized depreciation on forward foreign currency contracts	180,245
Accrued India taxes	33,528
Distribution fees payable – Class IA	8,504
Trustees’ fees payable	1,080
Accrued expenses	322,392

Total liabilities	25,833,836

NET ASSETS	$2,123,820,942

Net assets were comprised of:
Paid in capital	$1,255,270,622
Accumulated undistributed net investment income (loss)	10,116,178
Accumulated undistributed net realized gain (loss)	40,260,319
Net unrealized appreciation (depreciation) (net of India tax of $(29,475) on unrealized appreciation on investments)	818,173,823

Net assets	$2,123,820,942

Class IA
Net asset value, offering and redemption price per share, $40,624,541 / 2,208,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.40

Class IB
Net asset value, offering and redemption price per share, $1,454,973,365 / 79,274,069 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.35

Class K
Net asset value, offering and redemption price per share, $628,223,036 / 34,104,976 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.42

(x)	Includes value of securities on loan of $23,810,623.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($151,278 of dividend income received from affiliates) (net of $2,093,864 foreign withholding tax)	$27,897,870
Interest	612,012
Securities lending (net)	219,133

Total income	28,729,015

EXPENSES
Investment management fees	8,033,402
Distribution fees – Class IB	1,903,044
Administrative fees	1,350,134
Custodian fees	350,597
Printing and mailing expenses	83,599
Professional fees	72,190
Distribution fees – Class IA	52,695
Trustees’ fees	25,082
Miscellaneous	99,621

Total expenses	11,970,364

NET INVESTMENT INCOME (LOSS)	16,758,651

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($283,392 of realized gain (loss) from affiliates) (net of India tax of $4053 on realized gain on investments)	108,714,481
Futures contracts	2,735,602
Forward foreign currency contracts	(18,428)
Foreign currency transactions	468,423

Net realized gain (loss)	111,900,078

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(29,475) on unrealized appreciation on investments) ($(876,103) of change in unrealized appreciation (depreciation) from affiliates)	(155,431,803)
Futures contracts	(5,040,547)
Forward foreign currency contracts	(303,199)
Foreign currency translations	(1,739,991)

Net change in unrealized appreciation (depreciation)	(162,515,540)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(50,615,462)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,856,811)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,758,651	$22,632,842
Net realized gain (loss)	111,900,078	140,152,890
Net change in unrealized appreciation (depreciation)	(162,515,540)	361,050,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,856,811)	523,836,664

DIVIDENDS:
Dividends from net investment income
Class IA	—	(436,320)
Class IB	—	(15,883,924)
Class K	—	(9,316,042)

TOTAL DIVIDENDS	—	(25,636,286)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 40,963 and 62,567 shares, respectively ]	773,402	1,051,798
Capital shares issued in reinvestment of dividends [ 0 and 23,648 shares, respectively ]	—	436,320
Capital shares repurchased [ (131,076) and (288,871) shares, respectively ]	(2,480,273)	(4,922,164)

Total Class IA transactions	(1,706,871)	(3,434,046)

Class IB
Capital shares sold [ 773,789 and 1,618,793 shares, respectively ]	14,644,892	27,449,782
Capital shares issued in reinvestment of dividends [ 0 and 862,889 shares, respectively ]	—	15,883,924
Capital shares repurchased [ (4,828,322) and (11,167,864) shares, respectively ]	(91,224,567)	(190,351,205)

Total Class IB transactions	(76,579,675)	(147,017,499)

Class K
Capital shares sold [ 95,706 and 222,521 shares, respectively ]	1,824,587	3,671,795
Capital shares issued in reinvestment of dividends [ 0 and 504,947 shares, respectively ]	—	9,316,042
Capital shares repurchased [ (6,251,444) and (5,837,290) shares, respectively ]	(119,078,722)	(102,922,947)

Total Class K transactions	(117,254,135)	(89,935,110)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(195,540,681)	(240,386,655)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(229,397,492)	257,813,723
NET ASSETS:
Beginning of period	2,353,218,434	2,095,404,711

End of period (a)	$2,123,820,942	$2,353,218,434

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,116,178	$(6,642,473)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.72	$15.00	$14.49	$14.89	$14.79	$12.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.16	0.16	0.16	0.16	0.11
Net realized and unrealized gain (loss)	(0.45)	3.75	0.49	(0.42)	0.09	2.41

Total from investment operations	(0.32)	3.91	0.65	(0.26)	0.25	2.52

Less distributions:
Dividends from net investment income	—	(0.19)	(0.14)	(0.14)	(0.15)	(0.12)

Net asset value, end of period	$18.40	$18.72	$15.00	$14.49	$14.89	$14.79

Total return (b)	(1.71)%	26.09%	4.48%	(1.74)%	1.68%	20.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,625	$43,029	$37,523	$39,462	$43,910	$46,440
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.15%	1.14%	1.16%	1.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%	1.15%	1.14%	1.16%	1.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%	1.17%	1.14%	1.16%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.44%	0.92%	1.13%	1.07%	1.09%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.44%	0.92%	1.13%	1.07%	1.09%	0.78%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.44%	0.91%	1.11%	1.06%	1.09%	0.78%
Portfolio turnover rate (z)^	5%	10%	15%	14%	11%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.68	$14.97	$14.46	$14.86	$14.76	$12.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.16	0.16	0.16	0.17	0.10
Net realized and unrealized gain (loss)	(0.46)	3.74	0.49	(0.42)	0.08	2.41

Total from investment operations	(0.33)	3.90	0.65	(0.26)	0.25	2.51

Less distributions:
Dividends from net investment income	—	(0.19)	(0.14)	(0.14)	(0.15)	(0.11)

Net asset value, end of period	$18.35	$18.68	$14.97	$14.46	$14.86	$14.76

Total return (b)	(1.77)%	26.08%	4.48%	(1.75)%	1.68%	20.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,454,973	$1,556,409	$1,377,314	$1,479,410	$1,672,122	$1,885,003
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.15%	1.14%	1.16%	1.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%	1.15%	1.14%	1.16%	1.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%	1.17%	1.14%	1.16%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.43%	0.91%	1.13%	1.07%	1.11%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.43%	0.91%	1.13%	1.07%	1.11%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.43%	0.91%	1.11%	1.07%	1.11%	0.76%
Portfolio turnover rate (z)^	5%	10%	15%	14%	11%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.72	$15.00	$14.49	$14.89	$14.79	$12.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.20	0.20	0.20	0.20	0.14
Net realized and unrealized gain (loss)	(0.46)	3.75	0.49	(0.42)	0.09	2.41

Total from investment operations	(0.30)	3.95	0.69	(0.22)	0.29	2.55

Less distributions:
Dividends from net investment income	—	(0.23)	(0.18)	(0.18)	(0.19)	(0.15)

Net asset value, end of period	$18.42	$18.72	$15.00	$14.49	$14.89	$14.79

Total return (b)	(1.60)%	26.38%	4.74%	(1.49)%	1.94%	20.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$628,223	$753,780	$680,568	$590,114	$558,089	$613,457
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.90%	0.89%	0.91%	0.94%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.90%	0.90%	0.89%	0.91%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.90%	0.92%	0.89%	0.91%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.66%	1.17%	1.39%	1.30%	1.36%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.66%	1.17%	1.39%	1.30%	1.36%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.66%	1.16%	1.37%	1.30%	1.36%	1.04%
Portfolio turnover rate (z)^	5%	10%	15%	14%	11%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$265,161,507	16.3%
Consumer Discretionary	178,053,171	11.0
Industrials	172,819,643	10.7
Exchange Traded Fund	170,451,300	10.5
Health Care	142,046,844	8.8
Consumer Staples	141,139,206	8.7
Information Technology	124,669,093	7.7
Materials	107,699,654	6.6
Repurchase Agreements	75,725,628	4.7
Energy	74,783,721	4.6
Telecommunication Services	34,612,260	2.1
Real Estate	33,855,385	2.1
Utilities	28,227,720	1.7
Cash and Other	72,943,277	4.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$971.73	$5.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.70	5.15
Class IB
Actual	1,000.00	971.76	5.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.70	5.15
Class K
Actual	1,000.00	972.69	3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	3.90

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.4%)
AGL Energy Ltd.	39,211	$652,327
Alumina Ltd.	149,053	308,859
Amcor Ltd. (x)	65,226	695,578
AMP Ltd.	169,708	447,109
APA Group	70,882	516,694
Aristocrat Leisure Ltd.	30,909	706,813
ASX Ltd.	10,719	510,780
Aurizon Holdings Ltd.	109,853	352,015
AusNet Services	92,380	109,727
Australia & New Zealand Banking Group Ltd.	166,429	3,478,202
Bank of Queensland Ltd.	21,721	163,800
Bendigo & Adelaide Bank Ltd. (x)	25,453	204,188
BHP Billiton Ltd.	181,095	4,544,596
BHP Billiton Ltd. (ADR) (x)	35,675	1,784,107
BHP Billiton plc	120,983	2,723,924
BlueScope Steel Ltd.	30,943	395,243
Boral Ltd.	66,487	321,300
Brambles Ltd.	285,743	1,877,801
Caltex Australia Ltd.	49,384	1,189,227
Challenger Ltd. (x)	30,103	263,546
CIMIC Group Ltd.	6,047	189,296
Coca-Cola Amatil Ltd.	29,304	199,515
Cochlear Ltd.	3,379	500,551
Commonwealth Bank of Australia	99,383	5,359,471
Computershare Ltd.	24,947	340,255
Crown Resorts Ltd.	22,148	221,273
CSL Ltd.	25,702	3,663,780
Dexus (REIT)	53,032	381,082
Domino’s Pizza Enterprises Ltd.	3,136	121,192
Flight Centre Travel Group Ltd.	3,821	179,985
Fortescue Metals Group Ltd.	91,079	295,899
Goodman Group (REIT)	92,291	657,046
GPT Group (The) (REIT)	102,790	384,913
Harvey Norman Holdings Ltd. (x)	34,572	84,942
Healthscope Ltd.	93,884	153,548
Incitec Pivot Ltd.	97,181	261,065
Insurance Australia Group Ltd. (x)	137,951	870,833
LendLease Group	30,816	451,775
Macquarie Group Ltd.	18,567	1,699,014
Medibank Pvt Ltd.	160,331	346,467
Mirvac Group (REIT)	215,622	346,269
National Australia Bank Ltd.	154,441	3,132,800
Newcrest Mining Ltd.	44,526	718,342
Oil Search Ltd.	338,465	2,229,281
Orica Ltd.	22,600	296,871
Origin Energy Ltd.*	99,110	735,664
QBE Insurance Group Ltd.	78,131	563,175
Ramsay Health Care Ltd.	8,321	332,406
REA Group Ltd.	3,303	222,121
Rio Tinto Ltd.	23,717	1,464,519
Rio Tinto plc	68,430	3,793,944
Rio Tinto plc (ADR) (x)	51,490	2,856,665
Santos Ltd.*	105,401	489,073
Scentre Group (REIT)	299,712	973,710
SEEK Ltd.	19,957	322,116
Sonic Healthcare Ltd.	23,192	421,014
South32 Ltd.	304,038	812,262
Stockland (REIT)	145,822	428,425
Suncorp Group Ltd.	73,223	790,613
Sydney Airport	61,182	324,189
Tabcorp Holdings Ltd.	110,588	365,009
Telstra Corp. Ltd.	247,879	480,620
TPG Telecom Ltd. (x)	19,853	75,959
Transurban Group	129,455	1,146,764
Treasury Wine Estates Ltd.	41,122	529,218
Vicinity Centres (REIT)	180,238	345,467
Wesfarmers Ltd.	64,746	2,365,098
Westpac Banking Corp. (x)	191,342	4,148,957
Woodside Petroleum Ltd.	51,909	1,362,205
Woolworths Group Ltd.	75,423	1,703,528

		71,384,022

Austria (0.6%)
ANDRITZ AG	4,242	225,200
Erste Group Bank AG*	73,981	3,088,622
OMV AG	8,341	473,102
Raiffeisen Bank International AG	8,516	261,454
Schoeller-Bleckmann Oilfield Equipment AG	24,223	2,922,111
voestalpine AG	60,997	2,810,114

		9,780,603

Belgium (0.5%)
Ageas	11,322	571,315
Anheuser-Busch InBev SA/NV	42,994	4,343,026
Colruyt SA	3,671	209,505
Groupe Bruxelles Lambert SA	4,577	482,762
KBC Group NV	14,617	1,128,651
Proximus SADP	8,575	193,368
Solvay SA	4,263	538,407
Telenet Group Holding NV*	2,780	129,859
UCB SA	7,516	591,056
Umicore SA	11,044	633,897

		8,821,846

Brazil (0.3%)
Ambev SA (ADR)	149,775	693,458
Banco Bradesco SA (ADR)*	295,195	2,025,038
JBS SA	744,600	1,767,482

		4,485,978

Canada (0.7%)
Canadian National Railway Co.	49,903	4,079,570
Element Fleet Management Corp.	86,290	405,638
Magna International, Inc.	49,923	2,903,520
Ritchie Bros Auctioneers, Inc.	41,230	1,406,270
Rogers Communications, Inc., Class B	31,630	1,501,160
Suncor Energy, Inc.	30,186	1,228,427

		11,524,585

Chile (0.0%)
Antofagasta plc	22,849	298,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
China (1.4%)
Alibaba Group Holding Ltd. (ADR)*	21,440	$3,977,763
Anhui Conch Cement Co. Ltd., Class H	511,500	2,933,810
Baidu, Inc. (ADR)*	16,024	3,893,832
BOC Hong Kong Holdings Ltd.	215,543	1,015,131
BYD Co. Ltd., Class H	312,500	1,893,976
China Life Insurance Co. Ltd., Class H	949,000	2,449,430
China Resources Beer Holdings Co. Ltd.	294,000	1,427,730
China Resources Gas Group Ltd.	262,000	1,135,414
Minth Group Ltd.	44,000	185,913
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	426,500	2,340,270
Yangzijiang Shipbuilding Holdings Ltd.	143,834	95,537
Yum China Holdings, Inc.	41,186	1,584,014

		22,932,820

Colombia (0.2%)
Bancolombia SA (ADR)	55,528	2,653,128
Millicom International Cellular SA (SDR)	3,667	216,579

		2,869,707

Czech Republic (0.1%)
Komercni banka A/S	45,182	1,901,251

Denmark (0.9%)
AP Moller – Maersk A/S, Class A	220	261,209
AP Moller – Maersk A/S, Class B	384	478,379
Carlsberg A/S, Class B	6,224	733,228
Chr Hansen Holding A/S	5,747	530,926
Coloplast A/S, Class B	6,817	681,492
Danske Bank A/S	42,430	1,328,442
DSV A/S	11,034	891,720
Genmab A/S*	3,460	534,081
H Lundbeck A/S	4,235	297,647
ISS A/S	9,548	328,196
Novo Nordisk A/S, Class B	130,224	6,041,788
Novozymes A/S, Class B	12,821	650,500
Orsted A/S (m)	10,881	658,323
Pandora A/S	5,939	414,989
Tryg A/S	7,358	172,764
Vestas Wind Systems A/S	11,658	721,778
William Demant Holding A/S*	6,790	273,305

		14,998,767

Finland (0.5%)
Elisa OYJ	8,078	374,226
Fortum OYJ	26,423	630,713
Kone OYJ, Class B	19,473	992,853
Metso OYJ	6,286	210,681
Neste OYJ	7,373	578,605
Nokia OYJ	318,932	1,836,173
Nokian Renkaat OYJ	6,345	250,744
Orion OYJ, Class B	5,691	153,455
Sampo OYJ, Class A	25,289	1,234,458
Stora Enso OYJ, Class R	32,503	636,159
UPM-Kymmene OYJ	31,100	1,112,075
Wartsila OYJ Abp	25,017	491,686

		8,501,828

France (10.0%)
Accor SA	138,568	6,799,664
Aeroports de Paris	1,828	413,499
Air Liquide SA	44,526	5,600,127
Airbus SE	33,408	3,911,530
Alstom SA	8,024	368,820
Amundi SA (m)	3,522	244,065
Arkema SA	3,832	453,766
Atos SE	5,366	732,857
AXA SA (x)‡	110,018	2,699,987
BioMerieux	2,414	217,350
BNP Paribas SA	142,044	8,823,103
Bollore SA	48,532	225,796
Bouygues SA	12,265	528,664
Bureau Veritas SA	14,731	393,257
Capgemini SE	29,863	4,017,486
Carrefour SA	34,074	551,910
Casino Guichard Perrachon SA (x)	3,170	123,089
Cie de Saint-Gobain	28,483	1,272,954
Cie Generale des Etablissements Michelin SCA	9,671	1,177,943
CNP Assurances	9,888	225,055
Covivio (REIT)	1,842	191,662
Credit Agricole SA	65,828	879,053
Danone SA	85,082	6,246,685
Dassault Aviation SA	147	280,160
Dassault Systemes SE	18,317	2,566,871
Edenred	74,313	2,348,340
Eiffage SA	4,043	439,941
Electricite de France SA	32,102	441,617
Engie SA	101,876	1,562,087
Essilor International Cie Generale d’Optique SA	36,010	5,084,145
Eurazeo SA	2,880	218,444
Eutelsat Communications SA	9,982	207,086
Faurecia SA	4,424	315,767
Gecina SA (REIT)	2,521	421,879
Getlink	28,806	395,098
Hermes International	1,845	1,128,575
Icade (REIT)	2,038	191,112
Iliad SA (x)	1,484	234,564
Imerys SA	2,120	171,445
Ingenico Group SA	3,628	326,232
Ipsen SA	2,302	361,170
JCDecaux SA	4,197	140,470
Kering SA	18,919	10,684,469
Klepierre SA (REIT)	12,446	468,736
Legrand SA	27,980	2,055,260
L’Oreal SA	34,630	8,553,253
LVMH Moet Hennessy Louis Vuitton SE	28,042	9,339,572
Natixis SA	52,998	376,174
Orange SA	206,507	3,459,424
Pernod Ricard SA (x)	44,719	7,305,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Peugeot SA	33,826	$772,659
Publicis Groupe SA	100,865	6,942,551
Remy Cointreau SA	1,297	168,125
Renault SA	10,862	923,823
Rexel SA	16,968	244,025
Safran SA	51,137	6,213,636
Sanofi	64,270	5,152,492
Schneider Electric SE	67,178	5,602,932
SCOR SE	10,090	374,938
SEB SA	1,220	213,138
Societe BIC SA	1,460	135,376
Societe Generale SA	112,092	4,727,491
Sodexo SA	29,078	2,907,423
Suez	21,691	281,298
Teleperformance	3,367	594,909
Television Francaise 1	216,737	2,285,542
Thales SA	6,087	784,412
TOTAL SA	137,057	8,356,480
Ubisoft Entertainment SA*	3,675	403,331
Unibail-Rodamco-Westfield (REIT)	7,735	1,703,160
Valeo SA	47,551	2,599,917
Veolia Environnement SA	26,570	568,751
Vinci SA	28,977	2,787,008
Vivendi SA	60,201	1,476,357
Wendel SA	1,650	227,371

		161,623,334

Germany (7.9%)
1&1 Drillisch AG	3,090	175,952
adidas AG	10,776	2,352,619
Allianz SE (Registered)	25,070	5,182,570
Axel Springer SE	2,313	167,334
BASF SE	52,820	5,052,471
Bayer AG (Registered)	83,230	9,170,442
Bayerische Motoren Werke AG	62,550	5,670,552
Bayerische Motoren Werke AG (Preference) (q)	3,282	261,775
Beiersdorf AG	5,722	649,772
Brenntag AG	34,785	1,938,478
Commerzbank AG*	60,634	581,408
Continental AG	18,283	4,175,166
Covestro AG (m)	9,437	842,189
Daimler AG (Registered)	106,782	6,874,712
Delivery Hero AG (m)*	5,238	278,810
Deutsche Bank AG (Registered)	114,588	1,234,050
Deutsche Boerse AG	11,182	1,490,609
Deutsche Lufthansa AG (Registered)	13,701	329,601
Deutsche Post AG (Registered)	109,231	3,567,852
Deutsche Telekom AG (Registered)*	191,550	2,968,394
Deutsche Wohnen SE	20,310	981,926
E.ON SE	126,581	1,353,156
Evonik Industries AG	9,693	332,001
Fraport AG Frankfurt Airport Services Worldwide	2,176	209,948
Fresenius Medical Care AG & Co. KGaA	37,055	3,737,907
Fresenius SE & Co. KGaA	24,179	1,942,653
FUCHS PETROLUB SE (Preference) (q)	4,222	208,262
GEA Group AG	44,884	1,514,285
Hannover Rueck SE	3,355	418,439
HeidelbergCement AG	66,038	5,558,750
Henkel AG & Co. KGaA	5,987	665,952
Henkel AG & Co. KGaA (Preference) (q)	10,381	1,327,461
HOCHTIEF AG	1,124	203,192
HUGO BOSS AG	3,686	334,719
Infineon Technologies AG	66,182	1,687,183
Innogy SE (m)	8,093	346,757
K+S AG (Registered)	10,514	259,685
KION Group AG	4,259	306,576
Kloeckner & Co. SE	198,153	2,089,570
LANXESS AG	5,151	401,825
Linde AG	23,796	5,680,065
MAN SE	2,164	245,004
Merck KGaA	32,636	3,186,952
METRO AG	10,574	130,707
MTU Aero Engines AG	3,030	582,426
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,854	1,872,003
OSRAM Licht AG	5,032	205,673
Porsche Automobil Holding SE (Preference) (q)	8,806	561,076
ProSiebenSat.1 Media SE	13,328	338,215
Puma SE	354	207,114
Rheinmetall AG	30,584	3,377,304
RWE AG	30,193	688,440
SAP SE	143,202	16,547,537
Sartorius AG (Preference) (q)	2,025	302,930
Schaeffler AG (Preference) (q)	8,401	109,389
Siemens AG (Registered)	43,326	5,728,491
Siemens Healthineers AG (m)*	8,627	356,188
Symrise AG	24,696	2,165,883
Telefonica Deutschland Holding AG	35,709	140,782
thyssenkrupp AG	24,655	599,452
TUI AG	24,981	548,104
Uniper SE	11,728	349,795
United Internet AG (Registered)	6,791	389,072
Volkswagen AG	1,891	312,476
Volkswagen AG (Preference) (q)	10,394	1,726,282
Vonovia SE	66,739	3,176,745
Wirecard AG	6,840	1,101,910
Zalando SE (m)*	5,872	328,260

		127,803,278

Hong Kong (2.2%)
AIA Group Ltd.	1,305,452	11,414,552
ASM Pacific Technology Ltd.	17,607	222,623
Bank of East Asia Ltd. (The)	69,027	275,823
CK Asset Holdings Ltd.	145,205	1,153,038
CK Hutchison Holdings Ltd.	157,205	1,667,107
CK Infrastructure Holdings Ltd.	39,340	291,580
CLP Holdings Ltd.	94,064	1,013,104
Dah Sing Financial Holdings Ltd.	354,800	2,071,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dairy Farm International Holdings Ltd.	19,300	$169,647
Galaxy Entertainment Group Ltd.	133,000	1,029,845
Hang Lung Group Ltd.	57,000	159,835
Hang Lung Properties Ltd.	123,438	254,566
Hang Seng Bank Ltd.	44,574	1,114,691
Henderson Land Development Co. Ltd.	73,551	389,055
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	160,500	153,021
HKT Trust & HKT Ltd.	188,042	240,158
Hong Kong & China Gas Co. Ltd.	531,646	1,017,809
Hong Kong Exchanges & Clearing Ltd.	65,639	1,974,457
Hongkong Land Holdings Ltd.	67,100	483,120
Hysan Development Co. Ltd.	34,907	194,877
Jardine Matheson Holdings Ltd.	12,400	788,640
Jardine Strategic Holdings Ltd.	12,800	467,264
Kerry Properties Ltd.	36,732	175,804
Li & Fung Ltd.	369,038	135,468
Link REIT (REIT)	128,499	1,173,518
Melco Resorts & Entertainment Ltd. (ADR)	14,794	414,232
MTR Corp. Ltd.	88,618	490,214
New World Development Co. Ltd.	331,238	466,104
NWS Holdings Ltd.	91,062	157,620
PCCW Ltd.	225,559	127,074
Power Assets Holdings Ltd.	82,496	576,744
Shangri-La Asia Ltd.	59,025	111,044
Sino Land Co. Ltd.	189,239	307,776
SJM Holdings Ltd.	95,000	118,181
Sun Hung Kai Properties Ltd.	183,278	2,765,896
Swire Pacific Ltd., Class A	29,331	310,672
Swire Properties Ltd.	69,200	255,787
Techtronic Industries Co. Ltd.	76,000	423,804
WH Group Ltd. (m)	475,500	387,280
Wharf Holdings Ltd. (The)	74,330	238,747
Wharf Real Estate Investment Co. Ltd.	67,330	479,298
Wheelock & Co. Ltd.	49,116	342,127
Yue Yuen Industrial Holdings Ltd.	47,699	134,666

		36,138,072

India (0.7%)
HDFC Bank Ltd. (ADR)	74,714	7,846,464
ICICI Bank Ltd. (ADR)*	344,844	2,769,098

		10,615,562

Indonesia (0.1%)
Indofood Sukses Makmur Tbk. PT	2,171,800	1,007,849

Ireland (0.9%)
AerCap Holdings NV*	7,724	418,255
AIB Group plc	346,921	1,883,875
Bank of Ireland Group plc	56,131	438,200
CRH plc	199,462	7,069,478
James Hardie Industries plc (CHDI)	24,149	405,325
Kerry Group plc, Class A	9,236	966,408
Paddy Power Betfair plc (Aquis Stock Exchange)	14,053	1,539,355
Paddy Power Betfair plc (Dublin Stock Exchange)	4,670	518,094
Ryanair Holdings plc (ADR)*	1,421	162,321
Smurfit Kappa Group plc	12,831	519,946

		13,921,257

Israel (0.6%)
Azrieli Group Ltd.	2,018	100,066
Bank Hapoalim BM	61,214	414,145
Bank Leumi Le-Israel BM	86,291	509,502
Bezeq The Israeli Telecommunication Corp. Ltd.	132,998	149,640
Check Point Software Technologies Ltd.*	28,642	2,797,750
Elbit Systems Ltd.	1,207	141,643
Frutarom Industries Ltd.	2,457	240,780
Israel Chemicals Ltd.	29,531	134,810
Mellanox Technologies Ltd.*	8,297	699,437
Mizrahi Tefahot Bank Ltd.	7,555	138,719
Nice Ltd.*	3,624	374,065
Nice Ltd. (ADR)*	21,462	2,227,112
Teva Pharmaceutical Industries Ltd. (ADR)	52,934	1,287,355

		9,215,024

Italy (2.1%)
Assicurazioni Generali SpA	66,219	1,111,240
Atlantia SpA	25,818	763,405
Davide Campari-Milano SpA	33,842	278,423
Enel SpA	466,401	2,590,962
Eni SpA	353,255	6,561,721
Ferrari NV	7,273	989,482
Intesa Sanpaolo SpA	1,952,037	5,668,198
Intesa Sanpaolo SpA (RNC)	53,735	163,029
Leonardo SpA	24,492	242,142
Luxottica Group SpA	9,445	609,511
Mediobanca Banca di Credito Finanziario SpA	32,165	299,071
Moncler SpA	10,189	464,050
Pirelli & C SpA (m)*	22,778	190,244
Poste Italiane SpA (m)	27,351	229,013
PRADA SpA	541,100	2,503,560
Prysmian SpA	161,259	4,016,829
Recordati SpA	6,401	254,601
Snam SpA	128,108	534,986
Telecom Italia SpA*	644,696	479,883
Telecom Italia SpA (RNC)	366,992	239,830
Terna Rete Elettrica Nazionale SpA	70,174	379,589
UniCredit SpA	306,503	5,117,027

		33,686,796

Japan (14.6%)
ABC-Mart, Inc.	1,940	106,186
Acom Co. Ltd.	25,000	96,193
Aeon Co. Ltd.	35,252	754,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AEON Financial Service Co. Ltd.	79,738	$1,702,575
Aeon Mall Co. Ltd.	5,768	103,674
Air Water, Inc.	8,800	161,669
Aisin Seiki Co. Ltd.	9,138	416,808
Ajinomoto Co., Inc.	26,068	493,506
Alfresa Holdings Corp.	10,864	255,618
Alps Electric Co. Ltd.	11,800	303,327
Amada Holdings Co. Ltd.	21,248	204,391
ANA Holdings, Inc.	7,130	262,042
Aozora Bank Ltd.	6,791	258,538
Asahi Glass Co. Ltd.	11,250	438,457
Asahi Group Holdings Ltd.	20,687	1,059,808
Asahi Kasei Corp.	73,578	935,716
Asics Corp. (x)	7,848	132,767
Astellas Pharma, Inc.	111,950	1,707,840
Bandai Namco Holdings, Inc.	31,119	1,284,504
Bank of Kyoto Ltd. (The)	3,416	158,281
Benesse Holdings, Inc.	4,374	155,262
Bridgestone Corp.	34,664	1,356,628
Brother Industries Ltd.	12,515	247,327
Calbee, Inc.	4,300	161,762
Canon, Inc.	56,930	1,867,072
Casio Computer Co. Ltd.	10,527	171,338
Central Japan Railway Co.	7,900	1,638,296
Chiba Bank Ltd. (The)	34,472	243,793
Chubu Electric Power Co., Inc.	33,254	498,893
Chugai Pharmaceutical Co. Ltd.	66,047	3,465,954
Chugoku Electric Power Co., Inc. (The) (x)	16,662	215,508
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	263,785
Concordia Financial Group Ltd.	66,800	340,290
Credit Saison Co. Ltd.	8,716	137,296
CyberAgent, Inc.	5,800	348,896
CYBERDYNE, Inc.*	6,100	71,515
Dai Nippon Printing Co. Ltd.	14,581	326,481
Daicel Corp.	13,455	148,994
Daifuku Co. Ltd.	5,800	254,338
Dai-ichi Life Holdings, Inc.	62,600	1,117,261
Daiichi Sankyo Co. Ltd.	32,587	1,247,086
Daikin Industries Ltd.	13,723	1,644,802
Daito Trust Construction Co. Ltd.	4,038	656,861
Daiwa House Industry Co. Ltd.	85,858	2,928,237
Daiwa House REIT Investment Corp. (REIT)	90	213,711
Daiwa Securities Group, Inc.	94,476	548,945
DeNA Co. Ltd.	6,800	127,567
Denso Corp.	94,112	4,600,408
Dentsu, Inc.	12,274	582,021
Disco Corp.	1,600	273,278
Don Quijote Holdings Co. Ltd.	6,700	321,944
East Japan Railway Co.	17,525	1,680,241
Eisai Co. Ltd.	14,354	1,011,774
Electric Power Development Co. Ltd.	7,703	198,985
FamilyMart UNY Holdings Co. Ltd.	4,704	495,404
FANUC Corp.	11,144	2,214,910
Fast Retailing Co. Ltd.	3,016	1,386,845
Fuji Electric Co. Ltd.	27,288	208,021
FUJIFILM Holdings Corp.	21,968	858,362
Fujitsu Ltd.	113,742	690,167
Fukuoka Financial Group, Inc.	44,983	226,307
Hakuhodo DY Holdings, Inc.	9,660	155,132
Hamamatsu Photonics KK	8,500	365,443
Hankyu Hanshin Holdings, Inc.	13,000	523,100
Hikari Tsushin, Inc.	1,100	193,443
Hino Motors Ltd.	15,530	165,939
Hirose Electric Co. Ltd.	1,967	243,932
Hisamitsu Pharmaceutical Co., Inc.	3,367	284,347
Hitachi Chemical Co. Ltd.	4,688	94,636
Hitachi Construction Machinery Co. Ltd.	6,151	200,005
Hitachi High-Technologies Corp.	4,418	180,367
Hitachi Ltd.	841,211	5,938,586
Hitachi Metals Ltd.	12,486	129,692
Honda Motor Co. Ltd.	163,604	4,806,971
Hoshizaki Corp.	3,200	324,003
Hoya Corp.	22,502	1,280,225
Hulic Co. Ltd.	18,800	200,880
Idemitsu Kosan Co. Ltd.	5,960	212,636
IHI Corp.	9,383	327,132
Iida Group Holdings Co. Ltd.	9,300	179,507
Inpex Corp.	54,200	562,732
Isetan Mitsukoshi Holdings Ltd.	21,048	263,112
Isuzu Motors Ltd.	32,469	431,542
ITOCHU Corp.	80,532	1,460,218
J Front Retailing Co. Ltd.	13,734	209,269
Japan Airlines Co. Ltd.	6,758	239,764
Japan Airport Terminal Co. Ltd.	3,200	150,007
Japan Exchange Group, Inc.	29,100	541,181
Japan Post Bank Co. Ltd.	18,800	219,049
Japan Post Holdings Co. Ltd.	90,700	993,714
Japan Prime Realty Investment Corp. (REIT)	54	196,315
Japan Real Estate Investment Corp. (REIT)	75	396,965
Japan Retail Fund Investment Corp. (REIT)	147	265,016
Japan Tobacco, Inc.	133,900	3,743,129
JFE Holdings, Inc.	27,976	529,627
JGC Corp.	12,626	254,653
JSR Corp.	10,518	179,171
JTEKT Corp.	12,482	170,012
JXTG Holdings, Inc.	168,838	1,174,538
Kajima Corp.	52,739	408,708
Kakaku.com, Inc.	7,000	158,190
Kamigumi Co. Ltd.	7,852	163,331
Kaneka Corp.	14,644	131,342
Kansai Electric Power Co., Inc. (The)	40,623	592,935
Kansai Paint Co. Ltd.	10,052	209,002
Kao Corp.	52,167	3,981,494
Kawasaki Heavy Industries Ltd.	7,584	223,653
KDDI Corp.	103,700	2,838,953
Keihan Holdings Co. Ltd.	5,600	201,057
Keikyu Corp.	14,732	241,641
Keio Corp.	6,369	308,340
Keisei Electric Railway Co. Ltd.	7,977	274,150
Keyence Corp.	5,466	3,088,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kikkoman Corp.	8,423	$425,277
Kintetsu Group Holdings Co. Ltd.	10,598	432,669
Kirin Holdings Co. Ltd.	46,891	1,254,916
Kobayashi Pharmaceutical Co. Ltd.	2,800	242,027
Kobe Steel Ltd.	19,209	175,928
Koito Manufacturing Co. Ltd.	6,100	403,306
Komatsu Ltd.	110,972	3,175,354
Konami Holdings Corp.	4,988	254,097
Konica Minolta, Inc.	29,236	271,723
Kose Corp.	1,700	366,518
Kubota Corp.	56,208	884,889
Kuraray Co. Ltd.	17,492	241,095
Kurita Water Industries Ltd.	5,914	168,796
Kyocera Corp.	18,608	1,049,941
Kyowa Hakko Kirin Co. Ltd.	14,267	287,750
Kyushu Electric Power Co., Inc.	21,588	241,004
Kyushu Railway Co.	9,800	300,068
Lawson, Inc. (x)	3,080	192,509
LINE Corp. (x)*	2,800	116,714
Lion Corp.	12,800	234,693
LIXIL Group Corp.	15,323	306,695
M3, Inc.	12,700	506,440
Mabuchi Motor Co. Ltd.	2,904	138,229
Makita Corp.	12,692	569,171
Marubeni Corp.	89,068	679,866
Marui Group Co. Ltd.	11,386	240,030
Maruichi Steel Tube Ltd.	3,516	119,248
Mazda Motor Corp.	28,235	346,833
McDonald’s Holdings Co. Japan Ltd. (x)	3,980	203,107
Mebuki Financial Group, Inc.	43,851	147,338
Medipal Holdings Corp.	9,622	193,631
Meiji Holdings Co. Ltd.	6,932	584,789
Minebea Mitsumi, Inc.	20,800	352,068
MISUMI Group, Inc.	15,900	463,867
Mitsubishi Chemical Holdings Corp.	72,959	611,138
Mitsubishi Corp.	76,984	2,140,241
Mitsubishi Electric Corp.	103,971	1,384,684
Mitsubishi Estate Co. Ltd.	67,311	1,177,631
Mitsubishi Gas Chemical Co., Inc.	10,855	246,092
Mitsubishi Heavy Industries Ltd.	17,225	627,142
Mitsubishi Materials Corp.	5,681	156,245
Mitsubishi Motors Corp.	35,821	285,688
Mitsubishi Tanabe Pharma Corp.	12,090	209,007
Mitsubishi UFJ Financial Group, Inc.	673,216	3,837,480
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	124,249
Mitsui & Co. Ltd.	94,654	1,579,490
Mitsui Chemicals, Inc.	10,457	278,627
Mitsui Fudosan Co. Ltd.	51,427	1,242,070
Mitsui OSK Lines Ltd.	6,056	145,937
Mizuho Financial Group, Inc.	1,381,952	2,327,905
MS&AD Insurance Group Holdings, Inc.	27,636	859,670
Murata Manufacturing Co. Ltd.	10,271	1,727,372
Nabtesco Corp.	6,400	197,119
Nagoya Railroad Co. Ltd.	10,500	271,237
NEC Corp.	15,174	416,646
Nexon Co. Ltd.*	23,600	342,974
NGK Insulators Ltd.	14,967	266,720
NGK Spark Plug Co. Ltd.	8,948	255,392
NH Foods Ltd.	5,537	223,800
Nidec Corp. (x)	12,692	1,905,835
Nikon Corp.	19,759	314,638
Nintendo Co. Ltd.	6,539	2,138,028
Nippon Building Fund, Inc. (REIT)	77	444,411
Nippon Electric Glass Co. Ltd.	5,204	144,771
Nippon Express Co. Ltd.	4,842	351,621
Nippon Paint Holdings Co. Ltd. (x)	8,300	357,594
Nippon Prologis REIT, Inc. (REIT)	110	228,316
Nippon Steel & Sumitomo Metal Corp.	43,629	857,290
Nippon Telegraph & Telephone Corp.	38,558	1,753,855
Nippon Yusen KK	8,944	177,644
Nissan Chemical Corp.	6,700	312,866
Nissan Motor Co. Ltd.	134,947	1,313,940
Nisshin Seifun Group, Inc.	12,261	259,694
Nissin Foods Holdings Co. Ltd.	3,506	253,652
Nitori Holdings Co. Ltd.	4,650	725,755
Nitto Denko Corp.	9,611	727,715
NOK Corp.	4,964	96,128
Nomura Holdings, Inc.	197,108	958,168
Nomura Real Estate Holdings, Inc.	6,775	150,413
Nomura Real Estate Master Fund, Inc. (REIT)	205	289,405
Nomura Research Institute Ltd.	6,459	313,280
NSK Ltd.	23,170	239,203
NTT Data Corp.	38,500	443,716
NTT DOCOMO, Inc.	76,100	1,940,046
Obayashi Corp.	38,966	405,797
Obic Co. Ltd.	20,600	1,706,201
Odakyu Electric Railway Co. Ltd.	16,051	344,753
Oji Holdings Corp.	51,612	320,259
Olympus Corp.	16,352	612,932
Omron Corp.	46,244	2,159,432
Ono Pharmaceutical Co. Ltd.	21,675	508,422
Oracle Corp. Japan	2,240	183,101
Oriental Land Co. Ltd.	11,344	1,191,112
ORIX Corp.	77,110	1,220,221
Osaka Gas Co. Ltd.	18,673	386,649
Otsuka Corp.	5,634	221,106
Otsuka Holdings Co. Ltd.	22,700	1,099,786
Panasonic Corp.	125,786	1,696,802
Park24 Co. Ltd.	6,300	171,562
Persol Holdings Co. Ltd.	10,300	229,881
Pola Orbis Holdings, Inc.	4,800	211,353
Rakuten, Inc.	54,700	370,250
Recruit Holdings Co. Ltd.	64,200	1,777,873
Renesas Electronics Corp.*	48,000	470,830
Resona Holdings, Inc.	118,859	636,191
Ricoh Co. Ltd.	40,180	368,720
Rinnai Corp.	2,084	183,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm Co. Ltd.	5,426	$455,781
Ryohin Keikaku Co. Ltd.	1,300	457,932
Sankyo Co. Ltd.	2,798	109,554
Santen Pharmaceutical Co. Ltd.	21,655	377,689
SBI Holdings, Inc.	11,560	297,992
Secom Co. Ltd.	52,327	4,020,646
Sega Sammy Holdings, Inc.	10,375	177,860
Seibu Holdings, Inc.	11,500	194,030
Seiko Epson Corp.	16,000	278,336
Sekisui Chemical Co. Ltd.	22,714	387,337
Sekisui House Ltd.	33,170	587,212
Seven & i Holdings Co. Ltd.	41,912	1,828,812
Seven Bank Ltd.	30,200	92,470
Sharp Corp. (x)	8,500	207,289
Shimadzu Corp.	12,640	382,459
Shimamura Co. Ltd.	1,246	109,728
Shimano, Inc.	4,236	622,114
Shimizu Corp.	32,810	340,502
Shin-Etsu Chemical Co. Ltd.	20,964	1,869,463
Shinsei Bank Ltd.	11,117	171,301
Shionogi & Co. Ltd.	15,907	817,656
Shiseido Co. Ltd.	20,822	1,654,626
Shizuoka Bank Ltd. (The)	25,424	229,864
Showa Shell Sekiyu KK	10,575	157,887
SMC Corp.	8,048	2,953,441
SoftBank Group Corp.	73,372	5,283,791
Sohgo Security Services Co. Ltd.	4,600	216,881
Sompo Holdings, Inc.	18,927	765,867
Sony Corp.	111,164	5,686,970
Sony Financial Holdings, Inc.	10,000	191,121
Stanley Electric Co. Ltd.	8,484	289,658
Start Today Co. Ltd.	11,100	402,534
Subaru Corp.	35,580	1,036,404
SUMCO Corp.	13,700	276,809
Sumitomo Chemical Co. Ltd.	85,158	483,035
Sumitomo Corp.	64,128	1,054,175
Sumitomo Dainippon Pharma Co. Ltd.	9,892	209,518
Sumitomo Electric Industries Ltd.	43,460	647,690
Sumitomo Heavy Industries Ltd.	6,756	228,221
Sumitomo Metal Mining Co. Ltd.	13,291	508,759
Sumitomo Mitsui Financial Group, Inc.	76,252	2,965,642
Sumitomo Mitsui Trust Holdings, Inc.	18,633	739,329
Sumitomo Realty & Development Co. Ltd.	20,526	758,080
Sumitomo Rubber Industries Ltd.	9,636	153,180
Sundrug Co. Ltd.	47,000	1,906,065
Suntory Beverage & Food Ltd.	8,100	346,051
Suruga Bank Ltd.	11,290	101,056
Suzuken Co. Ltd.	4,306	182,407
Suzuki Motor Corp.	19,636	1,085,066
Sysmex Corp.	8,900	831,197
T&D Holdings, Inc.	29,968	450,542
Taiheiyo Cement Corp.	7,000	230,457
Taisei Corp.	11,836	653,190
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	207,468
Taiyo Nippon Sanso Corp.	6,700	96,099
Takashimaya Co. Ltd.	18,955	162,303
Takeda Pharmaceutical Co. Ltd.	40,623	1,716,429
TDK Corp.	7,171	733,195
Teijin Ltd.	11,050	202,805
Terumo Corp.	51,600	2,959,491
THK Co. Ltd.	7,008	200,970
Tobu Railway Co. Ltd.	11,398	348,997
Toho Co. Ltd./Tokyo	6,646	223,004
Toho Gas Co. Ltd.	4,718	163,424
Tohoku Electric Power Co., Inc.	25,459	311,123
Tokio Marine Holdings, Inc.	38,515	1,806,516
Tokyo Electric Power Co. Holdings, Inc.*	84,458	393,626
Tokyo Electron Ltd.	8,636	1,483,599
Tokyo Gas Co. Ltd.	21,842	580,106
Tokyo Tatemono Co. Ltd.	11,300	155,239
Tokyu Corp.	29,305	505,026
Tokyu Fudosan Holdings Corp.	28,992	204,776
Toppan Printing Co. Ltd.	27,910	218,813
Toray Industries, Inc.	397,474	3,137,716
Toshiba Corp.*	379,683	1,141,981
Tosoh Corp.	15,900	246,582
TOTO Ltd.	39,733	1,844,625
Toyo Seikan Group Holdings Ltd.	9,004	158,260
Toyo Suisan Kaisha Ltd.	5,656	201,535
Toyoda Gosei Co. Ltd.	3,542	89,866
Toyota Industries Corp.	8,318	466,556
Toyota Motor Corp.	130,050	8,422,151
Toyota Tsusho Corp.	12,414	415,986
Trend Micro, Inc.	6,782	387,140
Tsuruha Holdings, Inc.	2,100	263,460
Unicharm Corp.	23,082	694,868
United Urban Investment Corp. (REIT)	178	276,369
USS Co. Ltd.	13,210	251,517
West Japan Railway Co.	9,200	678,398
Yahoo Japan Corp. (x)	82,700	274,882
Yakult Honsha Co. Ltd.	6,407	428,233
Yamada Denki Co. Ltd.	39,220	195,188
Yamaguchi Financial Group, Inc.	11,763	132,595
Yamaha Corp.	7,879	409,909
Yamaha Motor Co. Ltd.	16,632	418,523
Yamato Holdings Co. Ltd.	17,536	516,981
Yamazaki Baking Co. Ltd.	8,071	211,407
Yaskawa Electric Corp. (x)	13,640	482,325
Yokogawa Electric Corp.	13,003	231,603
Yokohama Rubber Co. Ltd. (The)	7,500	156,009

		237,544,064

Jersey (0.0%)
Randgold Resources Ltd.	5,320	408,626

Luxembourg (0.1%)
ArcelorMittal	37,780	1,107,840
Eurofins Scientific SE	629	349,938
RTL Group SA	2,148	145,740
SES SA (FDR)	20,650	378,365
Tenaris SA	28,151	516,627

		2,498,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Macau (0.1%)
MGM China Holdings Ltd.	48,800	$113,205
Sands China Ltd.	141,600	757,128
Wynn Macau Ltd.	90,800	292,227

		1,162,560

Malta (0.0%)
BGP Holdings plc (r)*	1,331,785	—

Mexico (0.3%)
Fresnillo plc	14,164	213,754
Grupo Financiero Banorte SAB de CV, Class O	683,183	4,027,151
Grupo Financiero Inbursa SAB de CV, Class O	220,364	308,461

		4,549,366

Netherlands (3.7%)
ABN AMRO Group NV (CVA) (m)	120,701	3,132,012
Aegon NV	102,748	616,264
Akzo Nobel NV (x)	57,144	4,892,846
ASML Holding NV	23,341	4,625,618
EXOR NV	6,319	425,787
Heineken Holding NV	6,478	621,087
Heineken NV	46,208	4,641,786
ING Groep NV	223,456	3,217,015
Koninklijke Ahold Delhaize NV	71,000	1,700,148
Koninklijke DSM NV	10,571	1,063,135
Koninklijke KPN NV	193,358	526,122
Koninklijke Philips NV	154,815	6,585,384
Koninklijke Vopak NV	4,370	201,937
NN Group NV	17,746	722,016
NXP Semiconductors NV*	19,497	2,130,437
Randstad NV	6,670	392,733
Royal Dutch Shell plc, Class A	475,186	16,502,122
Royal Dutch Shell plc, Class B	213,033	7,629,013
Wolters Kluwer NV	16,696	940,954

		60,566,416

New Zealand (0.1%)
a2 Milk Co. Ltd.*	41,658	323,344
Auckland International Airport Ltd.	58,123	266,906
Fisher & Paykel Healthcare Corp. Ltd.	33,247	335,296
Fletcher Building Ltd.	51,183	240,930
Meridian Energy Ltd.	80,354	169,802
Ryman Healthcare Ltd.	17,319	140,410
Spark New Zealand Ltd.	119,348	301,512

		1,778,200

Norway (1.0%)
Aker BP ASA	6,152	227,215
DNB ASA	278,717	5,451,585
Equinor ASA	67,031	1,781,052
Equinor ASA (ADR)	144,747	3,822,768
Gjensidige Forsikring ASA	12,053	197,718
Marine Harvest ASA	20,619	410,641
Norsk Hydro ASA	463,392	2,776,022
Orkla ASA	44,717	392,026
Schibsted ASA, Class B	5,490	155,040
Telenor ASA	43,743	897,756
Yara International ASA	10,212	423,810

		16,535,633

Peru (0.1%)
Credicorp Ltd.	4,979	1,120,872

Portugal (0.1%)
EDP – Energias de Portugal SA	136,683	542,703
Galp Energia SGPS SA	27,345	521,633
Jeronimo Martins SGPS SA	15,122	218,448

		1,282,784

Singapore (1.2%)
Ascendas REIT (REIT)	134,766	261,125
CapitaLand Commercial Trust (REIT)	132,904	161,923
CapitaLand Ltd.	148,202	343,720
CapitaLand Mall Trust (REIT)	144,167	219,028
City Developments Ltd.	16,680	133,807
ComfortDelGro Corp. Ltd.	110,350	190,329
DBS Group Holdings Ltd.	564,460	11,024,059
Genting Singapore Ltd.	366,738	328,382
Golden Agri-Resources Ltd.	271,013	60,667
Jardine Cycle & Carriage Ltd.	5,976	139,564
Keppel Corp. Ltd.	82,885	434,956
Oversea-Chinese Banking Corp. Ltd.	183,352	1,566,398
SATS Ltd.	32,300	118,532
Sembcorp Industries Ltd. (x)	51,812	104,575
Singapore Airlines Ltd.	35,982	282,310
Singapore Exchange Ltd.	47,502	249,974
Singapore Press Holdings Ltd.	101,323	193,350
Singapore Technologies Engineering Ltd.	88,919	214,711
Singapore Telecommunications Ltd.	475,719	1,075,387
Suntec REIT (REIT)	136,500	173,317
United Overseas Bank Ltd.	76,921	1,510,757
UOL Group Ltd.	19,174	107,234
Venture Corp. Ltd.	15,600	204,260
Wilmar International Ltd.	97,955	219,994

		19,318,359

South Africa (0.3%)
Anglo American plc	160,390	3,587,462
Investec plc	39,659	281,589
Mediclinic International plc	23,791	165,343
Naspers Ltd., Class N	5,775	1,467,168

		5,501,562

South Korea (0.6%)
Hyundai Mobis Co. Ltd.	9,276	1,764,479
NAVER Corp.	2,164	1,481,501
Samsung Electronics Co. Ltd.	139,802	5,851,739

		9,097,719

Spain (2.1%)
ACS Actividades de Construccion y Servicios SA	13,832	560,509
Aena SME SA (m)	3,768	684,242
Amadeus IT Group SA	125,923	9,940,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Bilbao Vizcaya Argentaria SA	383,458	$2,719,951
Banco de Sabadell SA	320,532	537,332
Banco Santander SA (x)	1,315,651	7,055,228
Bankia SA	58,720	219,914
Bankinter SA	37,601	366,301
CaixaBank SA	211,060	913,440
Enagas SA	12,401	362,626
Endesa SA	18,338	404,639
Ferrovial SA	28,920	593,557
Gas Natural SDG SA	20,367	539,434
Grifols SA	17,024	512,523
Iberdrola SA	332,514	2,572,164
Industria de Diseno Textil SA	60,796	2,077,389
Mapfre SA	63,384	191,341
Red Electrica Corp. SA	24,703	503,112
Repsol SA	72,638	1,422,119
Siemens Gamesa Renewable Energy SA (x)	14,594	196,078
Telefonica SA	264,188	2,245,708

		34,618,382

Sweden (1.4%)
Alfa Laval AB	16,161	383,602
Assa Abloy AB, Class B	169,277	3,607,891
Atlas Copco AB, Class A	36,954	1,076,016
Atlas Copco AB, Class B	22,232	582,436
Boliden AB*	16,315	529,337
Electrolux AB	14,460	329,343
Epiroc AB, Class A*	36,954	387,787
Epiroc AB, Class B*	22,232	203,536
Essity AB, Class B	35,302	871,834
Hennes & Mauritz AB, Class B (x)	53,995	804,793
Hexagon AB, Class B	14,640	816,444
Husqvarna AB, Class B	24,111	228,869
ICA Gruppen AB (x)	4,300	131,879
Industrivarden AB, Class C	9,665	187,435
Investor AB, Class B	26,461	1,078,027
Kinnevik AB, Class B	13,653	467,815
L E Lundbergforetagen AB, Class B	4,874	149,756
Lundin Petroleum AB	11,077	353,331
Nordea Bank AB	173,239	1,668,804
Sandvik AB	65,698	1,166,269
Securitas AB, Class B	17,053	280,734
Skandinaviska Enskilda Banken AB, Class A	86,744	824,754
Skanska AB, Class B	18,271	332,098
SKF AB, Class B	22,010	409,643
Svenska Handelsbanken AB, Class A	88,983	989,103
Swedbank AB, Class A	52,587	1,126,099
Swedish Match AB	10,155	503,059
Tele2 AB, Class B	18,285	214,968
Telefonaktiebolaget LM Ericsson, Class B	175,604	1,357,896
Telia Co. AB	150,467	688,099
Volvo AB, Class B	90,815	1,451,945

		23,203,602

Switzerland (7.2%)
ABB Ltd. (Registered)	103,730	2,274,037
Adecco Group AG (Registered)	9,474	562,145
Baloise Holding AG (Registered)	2,843	414,263
Barry Callebaut AG (Registered)	128	230,072
Chocoladefabriken Lindt & Spruengli AG	56	363,607
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	456,831
Cie Financiere Richemont SA (Registered)	51,916	4,409,951
Clariant AG (Registered)*	13,539	325,658
Coca-Cola HBC AG*	10,719	358,045
Credit Suisse Group AG (Registered)*	547,248	8,261,494
Credit Suisse Group AG (ADR)*	168,342	2,504,929
Dufry AG (Registered) (x)*	2,158	275,443
EMS-Chemie Holding AG (Registered)	436	280,232
Ferguson plc	33,840	2,746,590
Geberit AG (Registered)	2,158	928,095
Givaudan SA (Registered)	538	1,223,443
Glencore plc*	657,137	3,139,469
Julius Baer Group Ltd.*	107,510	6,327,055
Kuehne + Nagel International AG (Registered)	3,213	484,075
LafargeHolcim Ltd. (Registered)*	25,792	1,260,039
Lonza Group AG (Registered)*	15,214	4,048,156
Nestle SA (Registered)	293,705	22,807,144
Novartis AG (Registered)	167,882	12,761,948
Novartis AG (ADR)	45,889	3,466,455
Pargesa Holding SA	1,595	135,453
Partners Group Holding AG	1,001	735,361
Roche Holding AG	76,880	17,121,967
Schindler Holding AG	2,372	511,622
Schindler Holding AG (Registered)	1,257	265,032
SGS SA (Registered)	311	829,710
Sika AG (Registered)	14,940	2,072,863
Sonova Holding AG (Registered)	2,961	531,772
STMicroelectronics NV	37,140	828,841
Straumann Holding AG (Registered)	583	444,476
Swatch Group AG (The)	1,820	865,800
Swatch Group AG (The) (Registered)	2,977	258,079
Swiss Life Holding AG (Registered)*	1,936	674,462
Swiss Prime Site AG (Registered)*	3,965	364,950
Swiss Re AG	17,432	1,508,555
Swisscom AG (Registered)	1,464	655,200
Temenos Group AG (Registered)*	3,429	519,388
UBS Group AG (Registered)*	381,453	5,903,027
Vifor Pharma AG	2,560	410,122
Zurich Insurance Group AG*	8,688	2,580,169

		117,126,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (0.9%)
ASE Technology Holding Co. Ltd. (ADR)	497,085	$2,286,591
Hon Hai Precision Industry Co. Ltd.	930,800	2,540,058
MediaTek, Inc.	98,000	964,298
Taiwan Semiconductor Manufacturing Co. Ltd.	457,000	3,245,174
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	138,564	5,065,900

		14,102,021

Turkey (0.1%)
Akbank Turk A/S	673,957	1,103,248

United Arab Emirates (0.0%)
NMC Health plc	5,921	279,906

United Kingdom (10.4%)
3i Group plc	56,453	670,982
Admiral Group plc	11,187	281,624
Ashtead Group plc	91,056	2,731,490
Associated British Foods plc	20,326	734,475
AstraZeneca plc	119,176	8,262,051
Auto Trader Group plc (m)	54,055	303,833
Aviva plc	228,717	1,521,320
Babcock International Group plc	14,349	154,868
BAE Systems plc	175,343	1,496,753
Barclays plc	2,127,438	5,306,527
Barratt Developments plc	58,091	395,134
Berkeley Group Holdings plc	7,190	359,159
BP plc	1,126,104	8,594,554
British American Tobacco plc	130,312	6,586,806
British Land Co. plc (The) (REIT)	54,157	480,446
BT Group plc	491,199	1,411,910
Bunzl plc	19,160	580,323
Burberry Group plc	85,400	2,434,464
Centrica plc	296,579	617,058
CNH Industrial NV	57,698	612,886
Coca-Cola European Partners plc	12,228	496,946
Compass Group plc	179,278	3,829,406
ConvaTec Group plc (m)	71,676	200,919
Croda International plc	32,766	2,076,525
DCC plc	5,003	455,257
Diageo plc	384,035	13,795,917
Direct Line Insurance Group plc	80,440	364,025
easyJet plc	8,971	198,074
Experian plc	141,157	3,492,043
Fiat Chrysler Automobiles NV*	62,703	1,196,050
G4S plc	717,334	2,534,320
GlaxoSmithKline plc	278,535	5,623,492
GVC Holdings plc	31,240	433,317
Hammerson plc (REIT)	43,775	301,917
Hargreaves Lansdown plc	15,029	391,038
HSBC Holdings plc	1,469,451	13,782,661
Imperial Brands plc	54,668	2,036,019
Informa plc	71,169	784,276
InterContinental Hotels Group plc	10,324	643,105
International Consolidated Airlines Group SA	38,942	342,074
Intertek Group plc	23,736	1,790,570
ITV plc	1,101,312	2,529,014
J Sainsbury plc	82,144	348,211
John Wood Group plc	40,607	336,445
Johnson Matthey plc	11,583	553,224
Kingfisher plc	126,793	496,985
Land Securities Group plc (REIT)	42,338	534,673
Legal & General Group plc	342,496	1,202,344
Lloyds Banking Group plc	4,091,215	3,404,310
London Stock Exchange Group plc	18,214	1,074,736
Marks & Spencer Group plc	94,135	366,617
Meggitt plc	44,550	290,035
Melrose Industries plc	278,544	781,903
Merlin Entertainments plc	40,761	208,023
Micro Focus International plc	25,086	438,174
Mondi plc	20,447	553,461
National Grid plc	194,687	2,154,170
NatWest Markets plc*	272,511	921,054
Next plc	7,798	622,630
Pagegroup plc	144,646	1,075,702
Pearson plc	44,454	519,213
Persimmon plc	18,201	608,446
Prudential plc	305,810	7,000,316
Quilter plc (m)*	93,849	179,494
Reckitt Benckiser Group plc	78,300	6,447,159
RELX NV	171,861	3,665,772
RELX plc	58,151	1,245,184
Rolls-Royce Holdings plc*	281,386	3,669,771
Rolls-Royce plc (Preference) (q)(r)*	17,159,280	22,646
Royal Mail plc	50,982	340,051
RSA Insurance Group plc	59,599	534,387
Sage Group plc (The)	62,023	514,540
Schroders plc	7,468	311,249
Segro plc (REIT)	60,070	530,683
Severn Trent plc	13,862	362,137
Sky plc	58,626	1,130,787
Smith & Nephew plc	49,417	911,749
Smiths Group plc	22,700	508,692
SSE plc	58,109	1,039,141
St James’s Place plc	30,732	465,409
Standard Chartered plc	159,576	1,458,619
Standard Life Aberdeen plc	153,355	659,185
Taylor Wimpey plc	184,322	435,190
Tesco plc	559,650	1,895,981
Travis Perkins plc	15,405	289,205
Unilever NV (CVA)	87,881	4,904,052
Unilever plc	70,850	3,919,700
United Utilities Group plc	42,016	423,199
Vodafone Group plc	1,533,963	3,721,340
Weir Group plc (The)	12,519	330,439
Whitbread plc	10,291	537,693
Wm Morrison Supermarkets plc	126,652	421,215
WPP plc	243,552	3,834,633

		169,033,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United States (1.9%)
Accenture plc, Class A	32,552	$5,325,182
Carnival Corp.	57,352	3,286,843
Carnival plc	10,532	604,216
Core Laboratories NV (x)	29,335	3,702,370
Everest Re Group Ltd.	13,296	3,064,462
ICON plc*	43,906	5,818,862
Invesco Ltd.	64,900	1,723,744
Luxoft Holding, Inc.*	4,102	151,159
Mettler-Toledo International, Inc.*	3,153	1,824,420
QIAGEN NV*	61,727	2,249,046
Shire plc	51,874	2,919,849

		30,670,153

Total Common Stocks (80.3%) (Cost $946,786,231)		1,303,012,723

EXCHANGE TRADED FUNDS (ETF):
iShares China Large-Cap ETF (x)	121,710	5,229,879
iShares Core MSCI EAFE ETF	337,500	21,387,375
iShares Core MSCI Emerging Markets ETF	26,000	1,365,260
iShares Currency Hedged MSCI Japan ETF (x)	240,075	7,742,419
iShares Latin America 40 ETF (x)	54,347	1,608,128
iShares MSCI Australia ETF (x)	131,915	2,982,598
iShares MSCI Austria ETF (x)	83,537	1,892,113
iShares MSCI Belgium ETF	77,097	1,517,269
iShares MSCI EAFE ETF	127,466	8,536,398
iShares MSCI France ETF (x)	91,567	2,794,625
iShares MSCI Germany ETF (x)	292,210	8,760,456
iShares MSCI Hong Kong ETF (x)	10,677	258,490
iShares MSCI Indonesia ETF (x)	22,100	507,637
iShares MSCI Ireland ETF (x)	27,600	1,306,308
iShares MSCI Israel ETF (x)	31,500	1,634,850
iShares MSCI Italy ETF (x)	277,624	8,020,557
iShares MSCI Japan ETF (x)	125,270	7,254,386
iShares MSCI Malaysia ETF (x)	11,464	357,448
iShares MSCI Mexico ETF (x)	11,748	553,801
iShares MSCI Netherlands ETF (x)	9,993	304,886
iShares MSCI New Zealand ETF (x)	27,700	1,339,295
iShares MSCI Norway ETF (x)	48,300	1,331,602
iShares MSCI Poland ETF (x)	12,000	261,360
iShares MSCI Singapore ETF (x)	58,163	1,395,330
iShares MSCI Spain ETF (x)	114,621	3,478,747
iShares MSCI Sweden ETF (x)	5,003	152,642
iShares MSCI Thailand ETF (x)	3,868	318,220
iShares MSCI Turkey ETF (x)	12,184	368,200
SPDR EURO STOXX 50 ETF (x)	9,664	370,421
SPDR Portfolio Developed World ex-US ETF (x)	391,000	11,886,400
SPDR S&P Emerging Asia Pacific ETF	28,279	2,814,289
Vanguard FTSE Developed Markets ETF	190,900	8,189,610
Vanguard FTSE Emerging Markets ETF	155,000	6,541,000
Vanguard FTSE Europe ETF (x)	681,800	38,269,434
Vanguard FTSE Pacific ETF (x)	88,300	6,179,234
Xtrackers MSCI Japan Hedged Equity ETF (x)	85,050	3,540,633

Total Exchange Traded Funds (10.5%) (Cost $146,975,393)		170,451,300

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18*	1,865,772	—

Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/18*	13,832	14,247
Repsol SA, expiring 7/6/18*	72,638	41,234

		55,481

Total Rights (0.0%) (Cost $55,342)		55,481

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.7%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $4,000,700, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $4,080,002. (xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,000,166, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,020,000. (xx)	1,000,000	1,000,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $9,003,815, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $9,488,589. (xx)	9,000,000	9,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $408,003. (xx)	$400,000	$400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $700,117, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $714,001. (xx)	700,000	700,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $700,117, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $714,002. (xx)	700,000	700,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $9,101,661, collateralized by various Common Stocks; total market value $10,120,975. (xx)	9,100,000	9,100,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $4,721,450, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $4,815,365. (xx)	4,720,628	4,720,628
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $8,001,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $8,163,720. (xx)	8,000,000	8,000,000
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $5,806,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $5,921,188. (xx)	5,805,000	5,805,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,200,555, collateralized by various Common Stocks; total market value $3,561,252. (xx)	3,200,000	3,200,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,100,537, collateralized by various Common Stocks; total market value $3,449,963. (xx)	3,100,000	3,100,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $4,001,641, collateralized by various Common Stocks; total market value $4,451,565. (xx)	4,000,000	4,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $8,003,236, collateralized by various Common Stocks; total market value $8,902,815. (xx)	8,000,000	8,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $7,002,627, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $7,140,005. (xx)	7,000,000	7,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $5,002,022, collateralized by various Common Stocks; total market value $5,564,259. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $2,000,342, collateralized by various Common Stocks; total market value $2,225,704. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		75,725,628

Total Short-Term Investments (4.7%) (Cost $75,725,629)		75,725,628

Total Investments in Securities (95.5%) (Cost $1,169,542,595)		1,549,245,132
Other Assets Less Liabilities (4.5%)		72,943,277

Net Assets (100%)		$1,622,188,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $8,514,650 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $76,011,677. This was secured by cash collateral of $75,725,628 which was subsequently invested in joint repurchase agreements with a total value of $75,725,628, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,731,552 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 8/16/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CHF	— Swiss Franc
CNY	— Chinese Yuan
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— Korean Republic Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$265,161,507	16.3%
Consumer Discretionary	178,053,171	11.0
Industrials	172,819,643	10.7
Exchange Traded Funds	170,451,300	10.5
Health Care	142,046,844	8.8
Consumer Staples	141,139,206	8.7
Information Technology	124,669,093	7.7
Materials	107,699,654	6.6
Repurchase Agreements	75,725,628	4.7
Energy	74,783,721	4.6
Telecommunication Services	34,612,260	2.1
Real Estate	33,855,385	2.1
Utilities	28,227,720	1.7
Cash and Other	72,943,277	4.5

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2018 were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	110,018	3,353,795	—	(83,644)	24,613	(594,777)	2,699,987	143,277	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,412	9/2018	EUR	55,915,338	(1,239,247)
FTSE 100 Index	349	9/2018	GBP	35,011,957	(223,067)
SPI 200 Index	122	9/2018	AUD	13,876,973	158,662
TOPIX Index	220	9/2018	JPY	34,386,488	(862,215)

					(2,165,867)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	80,605	JPY	8,921,261	BNP Paribas	7/5/2018	16
EUR	647,333	USD	757,414	Standard Chartered Bank	9/21/2018	3,212

Total unrealized appreciation						3,228

AUD	1,661,635	USD	1,270,594	Citibank NA	9/21/2018	(40,599)
EUR	3,896,045	USD	4,643,112	Citibank NA	9/21/2018	(65,201)
GBP	1,804,220	USD	2,432,469	Citibank NA	9/21/2018	(42,687)
GBP	374,296	USD	502,689	Toronto-Dominion Bank	9/21/2018	(6,915)
JPY	308,531,920	USD	2,824,766	Citibank NA	9/21/2018	(22,084)
USD	492,910	EUR	420,127	BNP Paribas	9/21/2018	(745)
USD	475,279	EUR	406,618	Standard Chartered Bank	9/21/2018	(2,503)

Total unrealized depreciation						(180,734)

Net unrealized depreciation						(177,506)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 12,342,454, CAD 4,426, CHF 18,925, CNY 83,380, DKK 10,316, EUR 49,787,266, GBP 31,593,865, HKD (2,641), ILS 71,768, JPY 31,456,944, KRW 1, NOK 13,652, NZD 1,622, SEK 30,492, and SGD 74,515.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$8,188,609	$169,864,562	$—		$178,053,171
Consumer Staples	2,957,886	138,181,320	—		141,139,206
Energy	8,753,565	65,988,922	—		74,742,487
Financials	28,448,985	236,712,522	—	(a)	265,161,507
Health Care	12,397,092	129,649,752	—		142,046,844
Industrials	7,322,320	165,460,430	22,646		172,805,396
Information Technology	28,555,163	96,113,930	—		124,669,093
Materials	4,640,772	103,058,882	—		107,699,654
Real Estate	483,120	33,372,265	—		33,855,385
Telecommunication Services	1,501,160	33,111,100	—		34,612,260
Utilities	—	28,227,720	—		28,227,720
Exchange Traded Funds	170,451,300	—	—		170,451,300
Forward Currency Contracts	—	3,228	—		3,228
Futures	158,662	—	—		158,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Energy	$—	$41,234	$—	$41,234
Financials	—	— (a)	—	— (a)
Industrials	—	14,247	—	14,247
Short-Term Investments
Repurchase Agreements	—	75,725,628	—	75,725,628

Total Assets	$273,858,634	$1,275,525,742	$22,646	$1,549,407,022

Liabilities:
Forward Currency Contracts	$—	$(180,734)	$—	$(180,734)
Futures	(2,324,529)	—	—	(2,324,529)

Total Liabilities	$(2,324,529)	$(180,734)	$—	$(2,505,263)

Total	$271,534,105	$1,275,345,008	$22,646	$1,546,901,759

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$3,228
Equity contracts	Receivables, Net assets – Unrealized appreciation	158,662	*

Total		$161,890

	Liability Derivatives
Foreign exchange contracts	Payables	$(180,734)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,324,529	)*

Total		$(2,505,263)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$41,706	$41,706
Equity contracts	2,048,288	—	2,048,288

Total	$2,048,288	$41,706	$2,089,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(355,702)	$(355,702)
Equity contracts	(2,799,243)	—	(2,799,243)

Total	$(2,799,243)	$(355,702)	$(3,154,945)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $15,700,000 and futures contracts with an average notional balance of approximately $148,902,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$16	$(16)	$—	$—
Standard Chartered Bank	3,212	(2,503)	—	709

Total	$3,228	$(2,519)	$—	$709

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$745	$(16)	$—	$729
Citibank NA	170,571	—	—	170,571
Standard Chartered Bank	2,503	(2,503)	—	—
Toronto-Dominion Bank	6,915	—	—	6,915

Total	$180,734	$(2,519)	$—	$178,215

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,997,697
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$140,020,375

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,803,015
Aggregate gross unrealized depreciation	(70,378,723)

Net unrealized appreciation	$339,424,292

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,207,477,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $2,202,538)	$2,699,987
Unaffiliated Issuers (Cost $1,091,614,429)	1,470,819,517
Repurchase Agreements (Cost $75,725,628)	75,725,628
Cash	11,738,130
Foreign cash (Cost $126,060,336)	125,486,985
Cash held as collateral at broker	6,849,870
Dividends, interest and other receivables	5,303,796
Receivable for securities sold	3,699,535
Due from broker for futures variation margin	945,161
Securities lending income receivable	99,285
Receivable from Separate Accounts for Portfolio shares sold	93,082
Unrealized appreciation on forward foreign currency contracts	3,228
Other assets	43,802

Total assets	1,703,508,006

LIABILITIES
Payable for return of collateral on securities loaned	75,725,628
Payable for securities purchased	3,260,447
Investment management fees payable	803,554
Payable to Separate Accounts for Portfolio shares redeemed	572,734
Distribution fees payable – Class IB	246,501
Unrealized depreciation on forward foreign currency contracts	180,734
Administrative fees payable	165,618
Trustees’ fees payable	30,676
Distribution fees payable – Class IA	4,353
Accrued expenses	329,352

Total liabilities	81,319,597

NET ASSETS	$1,622,188,409

Net assets were comprised of:
Paid in capital	$1,310,068,292
Accumulated undistributed net investment income (loss)	15,413,493
Accumulated undistributed net realized gain (loss)	(80,062,078)
Net unrealized appreciation (depreciation)	376,768,702

Net assets	$1,622,188,409

Class IA
Net asset value, offering and redemption price per share, $20,792,020 / 1,890,461 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.00

Class IB
Net asset value, offering and redemption price per share, $1,174,647,685 / 106,674,144 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.01

Class K
Net asset value, offering and redemption price per share, $426,748,704 / 38,646,484 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.04

(x)	Includes value of securities on loan of $76,011,677.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($143,277 of dividend income received from affiliates) (net of $2,744,215 foreign withholding tax)	$30,191,849
Interest	113,818
Securities lending (net)	615,106

Total income	30,920,773

EXPENSES
Investment management fees	5,038,753
Distribution fees – Class IB	1,545,938
Administrative fees	1,033,456
Custodian fees	351,356
Printing and mailing expenses	64,003
Professional fees	63,870
Distribution fees – Class IA	26,943
Trustees’ fees	19,797
Miscellaneous	77,092

Total expenses	8,221,208

NET INVESTMENT INCOME (LOSS)	22,699,565

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($24,613 of realized gain (loss) from affiliates)	24,559,914
Futures contracts	2,048,288
Forward foreign currency contracts	41,706
Foreign currency transactions	451,691

Net realized gain (loss)	27,101,599

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(594,777) of change in unrealized appreciation (depreciation) from affiliates)	(91,029,389)
Futures contracts	(2,799,243)
Forward foreign currency contracts	(355,702)
Foreign currency translations	(2,166,688)

Net change in unrealized appreciation (depreciation)	(96,351,022)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(69,249,423)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,549,858)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,699,565	$26,434,479
Net realized gain (loss)	27,101,599	58,372,981
Net change in unrealized appreciation (depreciation)	(96,351,022)	305,018,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,549,858)	389,825,953

DIVIDENDS:
Dividends from net investment income
Class IA	—	(358,374)
Class IB	—	(19,758,158)
Class K	—	(8,337,457)

TOTAL DIVIDENDS	—	(28,453,989)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 45,695 and 163,437 shares, respectively ]	520,600	1,689,785
Capital shares issued in reinvestment of dividends [ 0 and 32,199 shares, respectively ]	—	358,374
Capital shares repurchased [ (84,451) and (385,792) shares, respectively ]	(961,203)	(4,135,458)

Total Class IA transactions	(440,603)	(2,087,299)

Class IB
Capital shares sold [ 1,172,769 and 3,587,425 shares, respectively ]	13,436,878	37,140,859
Capital shares issued in reinvestment of dividends [ 0 and 1,773,116 shares, respectively ]	—	19,758,158
Capital shares repurchased [ (6,880,169) and (15,266,837) shares, respectively ]	(78,535,786)	(158,670,402)

Total Class IB transactions	(65,098,908)	(101,771,385)

Class K
Capital shares sold [ 192,266 and 370,584 shares, respectively ]	2,210,108	3,763,378
Capital shares issued in reinvestment of dividends [ 0 and 747,135 shares, respectively ]	—	8,337,457
Capital shares repurchased [ (2,958,829) and (4,653,004) shares, respectively ]	(33,697,363)	(48,483,614)

Total Class K transactions	(31,487,255)	(36,382,779)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(97,026,766)	(140,241,463)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(143,576,624)	221,130,501
NET ASSETS:
Beginning of period	1,765,765,033	1,544,634,532

End of period (a)	$1,622,188,409	$1,765,765,033

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,413,493	$(7,286,072)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.32	$9.11	$9.11	$9.53	$10.31	$8.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.16	0.16	0.14	0.10	0.09
Net realized and unrealized gain (loss)	(0.47)	2.23	(0.13)	(0.55)	(0.74)	1.45

Total from investment operations	(0.32)	2.39	0.03	(0.41)	(0.64)	1.54

Less distributions:
Dividends from net investment income	—	(0.18)	(0.03)	(0.01)	(0.14)	(0.08)

Net asset value, end of period	$11.00	$11.32	$9.11	$9.11	$9.53	$10.31

Total return (b)	(2.83)%	26.25%	0.29%	(4.35)%	(6.26)%	17.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,792	$21,841	$19,301	$21,358	$22,638	$11,118
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%	1.04%	1.03%	1.01%	1.04%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.03%	1.01%	1.04%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.02%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.61%	1.50%	1.76%	1.44%	0.97%	0.97%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.61%	1.50%	1.76%	1.44%	0.97%	0.97%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.61%	1.50%	1.75%	1.44%	0.97%	0.97%
Portfolio turnover rate (z)^	6%	7%	14%	11%	10%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.33	$9.12	$9.12	$9.54	$10.32	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.16	0.16	0.14	0.15	0.08
Net realized and unrealized gain (loss)	(0.47)	2.23	(0.13)	(0.55)	(0.79)	1.46

Total from investment operations	(0.32)	2.39	0.03	(0.41)	(0.64)	1.54

Less distributions:
Dividends from net investment income	—	(0.18)	(0.03)	(0.01)	(0.14)	(0.08)

Net asset value, end of period	$11.01	$11.33	$9.12	$9.12	$9.54	$10.32

Total return (b)	(2.82)%	26.22%	0.29%	(4.34)%	(6.25)%	17.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,174,648	$1,273,795	$1,114,970	$1,222,810	$1,388,764	$1,566,557
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%	1.04%	1.03%	1.01%	1.03%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.03%	1.01%	1.03%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.02%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.59%	1.50%	1.76%	1.45%	1.49%	0.84%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.59%	1.50%	1.76%	1.45%	1.49%	0.85%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.59%	1.50%	1.76%	1.45%	1.49%	0.84%
Portfolio turnover rate (z)^	6%	7%	14%	11%	10%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.35	$9.13	$9.14	$9.53	$10.31	$8.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.18	0.18	0.17	0.16	0.12
Net realized and unrealized gain (loss)	(0.47)	2.24	(0.14)	(0.55)	(0.78)	1.45

Total from investment operations	(0.31)	2.42	0.04	(0.38)	(0.62)	1.57

Less distributions:
Dividends from net investment income	—	(0.20)	(0.05)	(0.01)	(0.16)	(0.11)

Net asset value, end of period	$11.04	$11.35	$9.13	$9.14	$9.53	$10.31

Total return (b)	(2.73)%	26.59%	0.43%	(4.03)%	(6.02)%	17.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$426,749	$470,129	$410,363	$458,112	$521,809	$393,771
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.78%	0.79%	0.78%	0.76%	0.78%	0.80%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.79%	0.78%	0.76%	0.78%	0.80%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.79%	0.79%	0.77%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.83%	1.75%	2.02%	1.70%	1.56%	1.22%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.83%	1.75%	2.02%	1.70%	1.56%	1.22%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.83%	1.75%	2.01%	1.70%	1.56%	1.22%
Portfolio turnover rate (z)^	6%	7%	14%	11%	10%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$148,616,300	15.5%
Consumer Discretionary	128,885,242	13.4
Industrials	115,982,780	12.1
Consumer Staples	114,879,467	11.9
Health Care	106,166,579	11.0
Energy	69,311,404	7.2
Materials	68,447,186	7.1
Information Technology	59,805,868	6.2
Telecommunication Services	28,040,615	2.9
Utilities	20,918,770	2.2
Real Estate	14,450,446	1.5
Repurchase Agreements	8,814,613	0.9
Cash and Other	78,103,338	8.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$977.82	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.19
Class IB
Actual	1,000.00	977.82	5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.19
Class K
Actual	1,000.00	979.30	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.90	3.94

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
Abacus Property Group (REIT)	1	$3
Adelaide Brighton Ltd. (x)	19,241	98,963
AGL Energy Ltd.	35,353	588,144
ALS Ltd.	27,092	151,173
Alumina Ltd.	140,781	291,718
Amcor Ltd.	61,702	657,998
AMP Ltd.	157,373	414,611
Ansell Ltd. (x)	7,597	152,867
APA Group	67,286	490,481
ARB Corp. Ltd.	3,357	56,718
Ardent Leisure Group (x)	20,240	29,583
Aristocrat Leisure Ltd.	35,318	807,636
ASX Ltd.	10,768	513,115
Atlas Arteria Ltd. (x)	34,650	164,883
Aurizon Holdings Ltd.	115,486	370,065
AusNet Services	81,811	97,174
Australia & New Zealand Banking Group Ltd.	148,458	3,102,625
Automotive Holdings Group Ltd. (x)	903	1,905
Aveo Group	16,815	30,239
Bank of Queensland Ltd.	12,653	95,418
Beach Energy Ltd.	64,478	83,743
Bendigo & Adelaide Bank Ltd.	19,828	159,063
BHP Billiton Ltd.	157,700	3,957,496
BHP Billiton plc	124,585	2,805,023
BlueScope Steel Ltd.	30,228	386,110
Boral Ltd.	63,074	304,807
Brambles Ltd.	83,287	547,333
Breville Group Ltd.	5,221	44,897
BWP Trust (REIT) (x)	26,350	63,376
Caltex Australia Ltd.	13,528	325,771
carsales.com Ltd.	14,419	161,342
Challenger Ltd. (x)	30,824	269,858
Charter Hall Group (REIT)	16,050	77,443
Charter Hall Retail REIT (REIT) (x)	14,347	44,487
CIMIC Group Ltd.	5,015	156,990
Cleanaway Waste Management Ltd.	146,280	182,950
Coca-Cola Amatil Ltd.	20,368	138,675
Cochlear Ltd.	3,078	455,962
Commonwealth Bank of Australia	88,625	4,779,320
Computershare Ltd.	26,900	366,892
Corporate Travel Management Ltd. (x)	3,875	78,288
Cromwell Property Group (REIT) (x)	12,599	10,443
Crown Resorts Ltd.	19,246	192,281
CSL Ltd.	22,879	3,261,365
CSR Ltd. (x)	34,360	116,715
Dexus (REIT)	48,336	347,337
Domain Holdings Australia Ltd.	15,333	36,538
Domino’s Pizza Enterprises Ltd.	3,712	143,452
Downer EDI Ltd.	39,493	198,158
DuluxGroup Ltd.	16,116	91,239
Estia Health Ltd.	7,359	17,917
Evolution Mining Ltd.	75,322	195,655
Fairfax Media Ltd.	153,337	85,108
Flight Centre Travel Group Ltd.	3,640	171,459
Fortescue Metals Group Ltd.	85,182	276,741
G8 Education Ltd. (x)	27,893	48,096
Genworth Mortgage Insurance Australia Ltd.	2,036	3,872
Goodman Group (REIT)	85,565	609,161
GPT Group (The) (REIT)	90,714	339,692
GrainCorp Ltd., Class A	7,979	45,349
Greencross Ltd. (x)	7,100	23,540
GUD Holdings Ltd.	4,390	46,003
GWA Group Ltd.	18,054	45,427
Harvey Norman Holdings Ltd. (x)	29,571	72,655
Healthscope Ltd.	61,077	99,892
Iluka Resources Ltd.	22,492	186,093
Incitec Pivot Ltd.	90,163	242,212
Independence Group NL	24,767	94,210
Insurance Australia Group Ltd.	119,711	755,691
Investa Office Fund (REIT)	33,254	128,708
InvoCare Ltd. (x)	6,750	68,636
IOOF Holdings Ltd.	16,411	109,183
IRESS Ltd. (x)	6,640	59,164
JB Hi-Fi Ltd. (x)	5,712	95,196
LendLease Group	33,990	498,307
Macquarie Group Ltd.	16,002	1,464,298
Magellan Financial Group Ltd.	9,442	162,810
Mayne Pharma Group Ltd. (x)*	66,947	43,103
McMillan Shakespeare Ltd.	2,381	28,193
Medibank Pvt Ltd.	140,926	304,533
Metcash Ltd. (x)	53,616	103,561
Mineral Resources Ltd.	9,297	110,153
Mirvac Group (REIT)	198,373	318,569
Monadelphous Group Ltd.	4,750	52,939
National Australia Bank Ltd.	137,302	2,785,139
Navitas Ltd. (x)	20,680	67,951
Newcrest Mining Ltd.	38,597	622,689
Nine Entertainment Co. Holdings Ltd. (x)	43,128	79,154
Northern Star Resources Ltd. (x)	38,712	207,990
Nufarm Ltd. (x)	14,556	95,441
Oil Search Ltd.	61,664	406,147
Orica Ltd.	20,575	270,271
Origin Energy Ltd.*	93,384	693,162
Orora Ltd.	64,835	171,293
OZ Minerals Ltd.	18,845	131,374
Pact Group Holdings Ltd.	12,708	49,562
Perpetual Ltd.	2,833	87,217
Platinum Asset Management Ltd.	15,920	67,862
Premier Investments Ltd.	5,965	74,515
Primary Health Care Ltd.	27,634	71,372
Qantas Airways Ltd.	97,156	442,906
QBE Insurance Group Ltd.	76,287	549,883
Qube Holdings Ltd.	31,841	56,789
Ramsay Health Care Ltd.	6,927	276,719
REA Group Ltd.	2,619	176,123
Regis Resources Ltd.	24,410	92,491
Rio Tinto Ltd.	14,772	912,168
Rio Tinto plc	71,249	3,950,237
Sandfire Resources NL (x)	5,890	39,927
Santos Ltd.*	89,919	417,234
Scentre Group (REIT)	274,589	892,090
SEEK Ltd.	18,487	298,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Group Holdings Ltd.	6,490	$91,400
Seven West Media Ltd.	103,318	64,227
Shopping Centres Australasia Property Group (REIT) (x)	15,034	27,258
Sigma Healthcare Ltd. (x)	76,540	45,881
Sirtex Medical Ltd.	3,230	75,177
Sonic Healthcare Ltd.	23,019	417,874
South32 Ltd.	272,984	729,299
Southern Cross Media Group Ltd.	37,539	36,393
Spark Infrastructure Group	92,555	156,169
Star Entertainment Grp Ltd. (The)	52,781	192,569
Steadfast Group Ltd.	38,427	79,911
Stockland (REIT)	124,591	366,048
Suncorp Group Ltd.	64,735	698,965
Super Retail Group Ltd. (x)	5,904	35,391
Sydney Airport	113,843	603,226
Syrah Resources Ltd.*	13,242	28,321
Tabcorp Holdings Ltd.	111,919	369,402
Technology One Ltd. (x)	11,605	36,500
Telstra Corp. Ltd.	621,141	1,204,350
TPG Telecom Ltd. (x)	22,358	85,543
Transurban Group	112,185	993,779
Treasury Wine Estates Ltd.	39,660	510,403
Vicinity Centres (REIT)	188,468	361,242
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Vocus Group Ltd. (x)*	29,370	50,208
Wesfarmers Ltd.	58,035	2,119,953
Western Areas Ltd.	22,353	58,891
Westpac Banking Corp.	172,100	3,731,724
Whitehaven Coal Ltd.	29,544	126,374
Woodside Petroleum Ltd.	40,658	1,066,954
Woolworths Group Ltd.	65,771	1,485,525
WorleyParsons Ltd. (x)	14,282	184,753

		64,828,604

Austria (0.2%)
BAWAG Group AG (m)	30,971	1,446,717

Belgium (1.3%)
Anheuser-Busch InBev SA/NV	122,482	12,372,483

Brazil (0.1%)
Ambev SA (Preference) (q)	66,100	306,644
Ambev SA (ADR)	66,109	306,085

		612,729

Chile (0.0%)
Antofagasta plc	21,789	284,685
Liberty Latin America Ltd., Class A*	4,307	82,350
Liberty Latin America Ltd., Class C*	5,094	98,721

		465,756

China (0.9%)
Alibaba Group Holding Ltd. (ADR)*	47,597	8,830,671

Colombia (1.9%)
Bancolombia SA (ADR)	91,166	4,355,912
Cementos Argos SA	636,722	2,118,026
Grupo Argos SA	658,661	4,449,425
Grupo Argos SA (Preference) (q)	92,635	554,979
Grupo Aval Acciones y Valores SA (ADR) (x)	163,115	1,352,223
Grupo de Inversiones Suramericana SA	431,564	5,562,678
Grupo de Inversiones Suramericana SA (Preference) (q)	2,202	26,640

		18,419,883

Denmark (0.4%)
Novo Nordisk A/S, Class B	87,640	4,066,088

Finland (0.3%)
Nokia OYJ	482,923	2,780,310

France (13.0%)
Air Liquide SA	36,737	4,620,488
Airbus SE	48,886	5,723,750
AXA SA‡	179,577	4,407,056
BNP Paribas SA	99,353	6,171,340
Cie de Saint-Gobain	45,781	2,046,031
Cie Generale des Etablissements Michelin SCA	37,885	4,614,451
Danone SA	55,590	4,081,395
Engie SA	157,039	2,407,913
Essilor International Cie Generale d’Optique SA	62,994	8,893,935
JCDecaux SA	36,133	1,209,341
L’Oreal SA	39,868	9,846,985
LVMH Moet Hennessy Louis Vuitton SE	23,283	7,754,556
Orange SA	180,958	3,031,425
Pernod Ricard SA (x)	34,337	5,609,815
Safran SA	32,223	3,915,404
Sanofi (x)	98,648	7,908,558
Schneider Electric SE	113,223	9,443,282
Societe Generale SA	69,282	2,921,975
TOTAL SA	218,684	13,333,347
Unibail-Rodamco-Westfield (REIT)	10,764	2,370,111
Vinci SA	47,922	4,609,138
Vivendi SA	404,708	9,924,978

		124,845,274

Germany (10.9%)
adidas AG	15,000	3,274,803
Allianz SE (Registered)	53,203	10,998,335
BASF SE	79,200	7,575,836
Bayer AG (Registered)	140,266	15,454,779
Bayerische Motoren Werke AG	28,652	2,597,485
Daimler AG (Registered)	85,941	5,532,951
Deutsche Bank AG (Registered)	169,341	1,823,710
Deutsche Boerse AG	23,196	3,092,128
Deutsche Post AG (Registered)	86,230	2,816,562
Deutsche Telekom AG (Registered)*	278,102	4,309,665
E.ON SE	197,761	2,114,073
Fresenius SE & Co. KGaA	92,797	7,455,742
Linde AG	27,228	6,499,278
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,294	2,810,753
SAP SE	136,327	15,753,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	72,891	$9,637,525
TUI AG	28,009	614,541
Volkswagen AG (Preference) (q)	15,699	2,607,361

		104,968,631

Ireland (0.5%)
CRH plc (Irish Stock Exchange)	71,561	2,536,317
CRH plc (London Stock Exchange)	53,343	1,883,185
James Hardie Industries plc (CHDI)	24,166	405,610

		4,825,112

Israel (0.6%)
Teva Pharmaceutical Industries Ltd. (ADR)	240,748	5,854,991

Italy (1.6%)
Enel SpA	675,971	3,755,171
Eni SpA	217,840	4,046,384
Intesa Sanpaolo SpA	1,247,832	3,623,373
Telecom Italia SpA*	3,802,493	2,830,407
Telecom Italia SpA (RNC)	1,142,975	746,935

		15,002,270

Japan (19.9%)
77 Bank Ltd. (The)	200	4,366
A&A Material Corp.	200	2,150
A&D Co. Ltd.	1,200	11,142
ABC-Mart, Inc.	500	27,368
Accretive Co. Ltd.	1,000	2,529
Achilles Corp.	1,000	19,663
Acom Co. Ltd.	14,000	53,868
Adastria Co. Ltd.	2,060	26,142
ADEKA Corp.	5,100	81,856
Advan Co. Ltd.	1,400	12,228
Advanex, Inc.	200	3,369
Advantest Corp.	5,600	116,739
Aeon Co. Ltd.	26,799	573,668
Aeon Delight Co. Ltd.	1,400	47,672
Aeon Fantasy Co. Ltd.	400	23,375
AEON Financial Service Co. Ltd.	4,900	104,625
Aeon Hokkaido Corp.	900	6,593
Aeon Mall Co. Ltd.	5,960	107,125
AGORA Hospitality Group Co. Ltd.*	5,000	1,490
Ai Holdings Corp.	2,100	45,560
Aica Kogyo Co. Ltd.	2,100	73,784
Aichi Bank Ltd. (The)	400	17,360
Aichi Corp.	2,100	12,310
Aichi Steel Corp.	600	23,113
Aichi Tokei Denki Co. Ltd.	100	3,812
Aida Engineering Ltd.	3,300	32,101
Aiful Corp.*	20,300	63,440
Aigan Co. Ltd.	900	3,552
Ain Holdings, Inc.	1,000	73,793
Aiphone Co. Ltd.	800	12,457
Air Water, Inc.	6,000	110,229
Airport Facilities Co. Ltd.	1,200	6,677
Airtech Japan Ltd.	300	2,271
Aisan Industry Co. Ltd.	1,500	12,654
Aisin Seiki Co. Ltd.	5,848	266,743
Ajinomoto Co., Inc.	14,000	265,041
Akebono Brake Industry Co. Ltd. (x)*	5,700	13,849
Akita Bank Ltd. (The)	800	22,291
Alconix Corp.	800	11,532
Alfresa Holdings Corp.	8,000	188,231
Alpen Co. Ltd.	700	15,067
Alpha Corp.	300	4,251
Alpha Systems, Inc.	360	7,475
Alpine Electronics, Inc.	2,400	49,554
Alps Electric Co. Ltd.	7,200	185,081
Altech Co. Ltd.	500	1,382
Altech Corp.	1,000	21,849
Amada Holdings Co. Ltd.	13,000	125,051
Amano Corp.	3,400	80,397
Amuse, Inc.	600	16,144
ANA Holdings, Inc.	9,900	363,845
Anest Iwata Corp.	2,000	21,587
Anritsu Corp.	5,000	68,690
AOI TYO Holdings, Inc.	500	7,050
AOKI Holdings, Inc.	2,200	32,111
Aomori Bank Ltd. (The)	900	27,191
Aoyama Trading Co. Ltd.	1,600	53,471
Aozora Bank Ltd.	3,900	148,476
Arakawa Chemical Industries Ltd.	1,000	16,068
Araya Industrial Co. Ltd.	200	3,766
Arcland Sakamoto Co. Ltd.	1,400	21,041
Arcs Co. Ltd.	1,500	40,916
Argo Graphics, Inc.	400	12,934
Ariake Japan Co. Ltd.	600	51,700
Arisawa Manufacturing Co. Ltd.	2,000	20,232
Arrk Corp.*	4,200	4,552
As One Corp.	800	55,566
Asahi Co. Ltd.	500	7,054
Asahi Diamond Industrial Co. Ltd.	4,000	28,289
Asahi Glass Co. Ltd.	4,800	187,075
Asahi Group Holdings Ltd.	13,300	681,367
Asahi Kasei Corp.	46,200	587,541
Asahi Kogyosha Co. Ltd.	200	6,341
Asahi Net, Inc.	1,000	4,715
ASAHI YUKIZAI Corp.	800	16,482
Asanuma Corp.	4,000	14,307
Ashimori Industry Co. Ltd.	300	6,495
Asics Corp. (x)	7,500	126,880
ASKA Pharmaceutical Co. Ltd.	1,000	13,006
ASKUL Corp. (x)	900	29,183
Astellas Pharma, Inc.	67,800	1,034,315
Asunaro Aoki Construction Co. Ltd.	500	4,232
Atsugi Co. Ltd.	1,100	11,595
Autobacs Seven Co. Ltd.	100	1,774
Avex, Inc.	2,300	31,950
Awa Bank Ltd. (The)	10,000	61,600
Axell Corp.	400	2,948
Axial Retailing, Inc.	700	26,618
Azbil Corp.	2,300	100,339
Azuma Shipping Co. Ltd.	600	1,924
Bandai Namco Holdings, Inc.	7,300	301,323
Bando Chemical Industries Ltd.	2,000	22,093
Bank of Iwate Ltd. (The)	800	30,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Kyoto Ltd. (The)	3,200	$148,273
Bank of Nagoya Ltd. (The)	1,099	38,217
Bank of Okinawa Ltd. (The)	1,080	39,556
Bank of Saga Ltd. (The)	700	15,705
Bank of the Ryukyus Ltd.	2,500	36,897
Belc Co. Ltd.	600	31,757
Belluna Co. Ltd.	3,000	37,854
Benesse Holdings, Inc.	2,400	85,192
Bic Camera, Inc. (x)	3,000	46,308
BML, Inc.	1,400	36,102
Bookoff Corp.	700	4,951
BP Castrol KK	500	7,312
Bridgestone Corp.	21,800	853,176
Brother Industries Ltd.	9,700	191,696
Bunka Shutter Co. Ltd.	3,000	25,471
CAC Holdings Corp.	700	6,860
Calbee, Inc.	3,500	131,667
Can Do Co. Ltd.	1,000	15,806
Canare Electric Co. Ltd.	100	1,998
Canon Electronics, Inc.	1,100	22,176
Canon Marketing Japan, Inc.	2,300	47,947
Canon, Inc.	34,300	1,124,900
Capcom Co. Ltd. (x)	5,200	128,221
Carlit Holdings Co. Ltd.	1,000	8,535
Casio Computer Co. Ltd.	5,700	92,773
Cawachi Ltd.	800	16,381
Central Glass Co. Ltd.	2,400	50,378
Central Japan Railway Co.	5,900	1,223,538
Central Security Patrols Co. Ltd.	500	23,348
Central Sports Co. Ltd.	400	15,246
Chiba Bank Ltd. (The)	25,000	176,805
Chiba Kogyo Bank Ltd. (The)	2,300	10,034
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,805
Chino Corp.	400	6,138
Chiyoda Co. Ltd. (x)	1,600	36,996
Chiyoda Corp.	9,000	78,282
Chiyoda Integre Co. Ltd.	400	8,776
Chofu Seisakusho Co. Ltd.	1,200	26,013
Chori Co. Ltd.	800	14,148
Chubu Electric Power Co., Inc.	21,600	324,054
Chubu Shiryo Co. Ltd.	1,200	21,103
Chudenko Corp.	2,000	50,038
Chuetsu Pulp & Paper Co. Ltd.	400	6,160
Chugai Pharmaceutical Co. Ltd.	6,800	356,844
Chugai Ro Co. Ltd.	400	10,141
Chugoku Bank Ltd. (The) (x)	4,800	48,600
Chugoku Electric Power Co., Inc. (The) (x)	11,600	150,036
Chugoku Marine Paints Ltd. (x)	3,000	29,915
Chugokukogyo Co. Ltd.	100	613
Chukyo Bank Ltd. (The)	500	10,518
Chuo Spring Co. Ltd.	100	3,441
CI Takiron Corp.	3,000	16,908
Ci:z Holdings Co. Ltd. (x)	1,000	47,600
Citizen Watch Co. Ltd.	100	658
CKD Corp.	3,400	55,953
Clarion Co. Ltd.	6,000	16,150
Cleanup Corp.	1,200	9,430
CMIC Holdings Co. Ltd.	400	8,295
CMK Corp.	2,400	15,304
Coca-Cola Bottlers Japan Holdings, Inc.	4,373	174,778
cocokara fine, Inc.	1,100	67,660
COLOPL, Inc.	1,700	11,516
Colowide Co. Ltd.	4,000	106,977
Computer Engineering & Consulting Ltd.	800	29,517
Computer Institute of Japan Ltd.	1,200	7,424
COMSYS Holdings Corp. (x)	3,400	90,255
Concordia Financial Group Ltd.	42,446	216,227
CONEXIO Corp.	1,000	17,396
Core Corp.	400	4,921
Corona Corp.	500	5,478
Cosel Co. Ltd.	1,800	22,810
Cosmo Energy Holdings Co. Ltd.	1,500	52,703
Cosmos Pharmaceutical Corp. (x)	500	101,522
Create Medic Co. Ltd.	300	3,775
Create SD Holdings Co. Ltd.	1,500	43,151
Credit Saison Co. Ltd.	7,300	114,991
Cresco Ltd.	300	8,820
CTI Engineering Co. Ltd.	700	9,408
CyberAgent, Inc.	4,600	276,710
Cybernet Systems Co. Ltd.	1,000	7,605
Cybozu, Inc.	2,000	9,737
Dai Nippon Printing Co. Ltd.	10,500	235,104
Dai Nippon Toryo Co. Ltd.	1,400	18,095
Daibiru Corp.	3,600	36,645
Daicel Corp.	5,200	57,582
Dai-Dan Co. Ltd.	500	10,369
Daido Kogyo Co. Ltd.	400	5,398
Daido Metal Co. Ltd.	1,000	10,197
Daido Steel Co. Ltd. (x)	1,200	55,494
Daidoh Ltd.	1,600	6,402
Daifuku Co. Ltd.	3,600	157,865
Daihen Corp.	6,000	36,147
Daiho Corp.	4,000	23,845
Daiichi Jitsugyo Co. Ltd.	400	11,742
Dai-ichi Life Holdings, Inc.	36,800	656,793
Daiichi Sankyo Co. Ltd.	20,200	773,042
Daiken Corp.	1,000	23,077
Daiken Medical Co. Ltd.	400	2,760
Daiki Aluminium Industry Co. Ltd.	2,000	12,410
Daikin Industries Ltd.	7,800	934,887
Daikoku Denki Co. Ltd.	500	8,427
Daikyo, Inc.	1,000	21,903
Dainichi Co. Ltd.	600	4,455
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	24,929
Daio Paper Corp. (x)	5,000	69,638
Daiohs Corp.	200	2,442
Daiseki Co. Ltd.	1,900	55,860
Daishi Bank Ltd. (The)	1,600	63,659
Daisue Construction Co. Ltd.	400	5,101
Daisyo Corp.	600	9,668
Daito Bank Ltd. (The)	700	7,853
Daito Trust Construction Co. Ltd.	2,900	471,743
Daitobo Co. Ltd.*	1,000	876
Daitron Co. Ltd.	500	9,872
Daiwa House Industry Co. Ltd.	18,500	630,953
Daiwa Industries Ltd.	1,000	11,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa Securities Group, Inc.	51,000	$296,331
Daiwabo Holdings Co. Ltd.	1,410	75,139
Daiyu Lic Holdings Co. Ltd.	111	1,177
Danto Holdings Corp.*	1,000	1,228
DCM Holdings Co. Ltd.	5,800	54,377
DeNA Co. Ltd.	4,000	75,040
Denka Co. Ltd.	2,600	86,772
Denki Kogyo Co. Ltd.	600	19,320
Denso Corp.	14,600	713,681
Dentsu, Inc.	55,400	2,627,015
Denyo Co. Ltd.	1,100	17,069
Descente Ltd.	3,000	53,164
DIC Corp.	2,699	84,348
Dijet Industrial Co. Ltd.	100	1,564
Disco Corp.	500	85,399
DKS Co. Ltd.	2,000	13,584
DMG Mori Co. Ltd.	3,900	54,142
Don Quijote Holdings Co. Ltd.	4,500	216,231
Doshisha Co. Ltd.	1,000	22,635
Doutor Nichires Holdings Co. Ltd.	2,100	41,729
Dowa Holdings Co. Ltd.	1,800	55,521
DTS Corp.	1,100	40,884
Duskin Co. Ltd.	100	2,496
DyDo Group Holdings, Inc.	500	29,716
Dynic Corp.	400	3,728
Eagle Industry Co. Ltd.	1,000	16,095
Earth Corp.	100	5,094
East Japan Railway Co.	11,900	1,140,934
Ebara Corp.	3,400	105,794
Ebara Jitsugyo Co. Ltd.	300	6,303
Echo Trading Co. Ltd.	300	1,918
Econach Holdings Co. Ltd.*	1,500	1,721
Eco’s Co. Ltd.	400	6,091
EDION Corp.	4,400	44,391
Ehime Bank Ltd. (The)	1,400	16,274
Eighteenth Bank Ltd. (The)	7,000	18,272
Eiken Chemical Co. Ltd.	2,000	42,578
Eisai Co. Ltd.	7,900	556,850
Eizo Corp.	1,000	43,490
Electric Power Development Co. Ltd.	7,000	180,825
Elematec Corp.	900	21,363
Enplas Corp.	600	16,746
Enshu Ltd.*	2,000	2,511
EPS Holdings, Inc.	2,000	42,921
ESPEC Corp.	1,200	23,585
euglena Co. Ltd.*	3,600	26,988
Excel Co. Ltd.	600	14,708
Exedy Corp.	1,500	46,471
Ezaki Glico Co. Ltd. (x)	2,000	96,103
Faith, Inc.	400	5,199
FALCO HOLDINGS Co. Ltd.	600	10,492
FamilyMart UNY Holdings Co. Ltd.	2,190	230,641
Fancl Corp.	2,500	125,322
FANUC Corp.	43,900	8,725,281
Fast Retailing Co. Ltd.	1,200	551,795
FCC Co. Ltd.	1,800	50,806
Feed One Co. Ltd.	7,520	15,690
Felissimo Corp.	300	3,747
FIDEA Holdings Co. Ltd.	7,000	10,875
Financial Products Group Co. Ltd.	4,600	59,372
First Baking Co. Ltd.*	100	1,049
Foster Electric Co. Ltd.	1,100	15,807
FP Corp.	400	22,111
France Bed Holdings Co. Ltd.	1,600	14,047
F-Tech, Inc.	400	4,686
Fudo Tetra Corp.	9,800	18,323
Fuji Co. Ltd.	1,300	27,194
Fuji Corp. Ltd.	1,200	10,730
Fuji Electric Co. Ltd.	21,000	160,087
Fuji Kosan Co. Ltd.	400	2,305
Fuji Kyuko Co. Ltd. (x)	1,500	44,845
Fuji Media Holdings, Inc.	7,700	131,585
Fuji Oil Co. Ltd.	3,300	12,399
Fuji Oil Holdings, Inc.	3,300	118,629
Fuji Seal International, Inc.	2,400	85,192
Fuji Soft, Inc.	1,600	67,561
Fujibo Holdings, Inc.	500	16,258
Fujicco Co. Ltd.	1,000	25,615
FUJIFILM Holdings Corp.	14,770	577,113
Fujikura Kasei Co. Ltd.	1,600	9,249
Fujikura Ltd.	8,400	53,489
Fujikura Rubber Ltd.	800	4,494
Fujimi, Inc.	1,100	24,391
Fujimori Kogyo Co. Ltd.	900	29,671
Fujita Kanko, Inc.	300	8,888
Fujitec Co. Ltd.	3,000	36,987
Fujitsu General Ltd.	2,000	31,324
Fujitsu Ltd.	73,000	442,952
Fujiya Co. Ltd.	700	16,015
FuKoKu Co. Ltd.	500	4,353
Fukuda Corp.	200	12,067
Fukui Bank Ltd. (The)	1,000	21,885
Fukui Computer Holdings, Inc.	400	6,604
Fukuoka Financial Group, Inc.	28,000	140,866
Fukushima Bank Ltd. (The)*	1,500	9,470
Fukushima Industries Corp.	600	27,530
Fukuyama Transporting Co. Ltd.	1,600	81,796
FULLCAST Holdings Co. Ltd.	1,000	25,561
Funai Electric Co. Ltd.*	1,100	6,319
Funai Soken Holdings, Inc.	2,340	52,141
Furukawa Co. Ltd.	2,100	31,164
Furukawa Electric Co. Ltd.	3,100	108,499
Furusato Industries Ltd.	700	11,507
Fuso Pharmaceutical Industries Ltd.	400	10,517
Futaba Corp.	2,100	36,835
Futaba Industrial Co. Ltd.	3,500	22,002
Future Corp.	1,000	12,293
Fuyo General Lease Co. Ltd.	1,100	75,708
G-7 Holdings, Inc.	300	7,796
Gakken Holdings Co. Ltd.	500	22,355
Gakujo Co. Ltd.	400	5,484
Gecoss Corp.	800	7,703
Genki Sushi Co. Ltd.	300	9,511
Geo Holdings Corp.	2,000	26,844
GLOBERIDE, Inc.	500	18,155
Glory Ltd.	2,100	58,800
GMO internet, Inc.	3,400	81,042
Godo Steel Ltd.	700	13,258
Goldcrest Co. Ltd.	1,100	17,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Goldwin, Inc. (x)	800	$69,367
Gree, Inc.	5,100	27,316
GS Yuasa Corp.	14,000	63,858
GSI Creos Corp.	300	4,064
Gun-Ei Chemical Industry Co. Ltd.	300	9,497
Gunma Bank Ltd. (The)	14,200	74,646
Gunze Ltd.	800	51,303
Gurunavi, Inc.	2,000	16,402
H2O Retailing Corp.	4,760	76,055
Hachijuni Bank Ltd. (The)	10,000	42,813
Hakudo Co. Ltd.	400	8,487
Hakuhodo DY Holdings, Inc.	10,600	170,228
Hakuto Co. Ltd.	700	10,432
Hakuyosha Co. Ltd.	100	3,017
Hamakyorex Co. Ltd.	600	17,613
Hamamatsu Photonics KK	6,000	257,960
Hankyu Hanshin Holdings, Inc.	9,800	394,337
Hanwa Co. Ltd.	2,200	83,954
Happinet Corp.	600	7,603
Hard Off Corp. Co. Ltd.	500	4,489
Harima Chemicals Group, Inc.	1,100	8,445
Haruyama Holdings, Inc.	500	4,638
Haseko Corp.	10,500	145,197
Hayashikane Sangyo Co. Ltd.	400	2,742
Hazama Ando Corp. (x)	7,520	68,466
Heiwa Corp.	4,220	101,922
Heiwa Real Estate Co. Ltd.	1,800	32,109
Heiwado Co. Ltd.	2,400	59,829
Helios Techno Holding Co. Ltd.	1,100	6,935
Hibiya Engineering Ltd.	1,800	35,898
Hiday Hidaka Corp.	1,491	33,412
Hikari Tsushin, Inc.	900	158,271
Hino Motors Ltd.	12,000	128,221
Hioki EE Corp.	500	21,000
Hirakawa Hewtech Corp.	400	5,181
Hirose Electric Co. Ltd.	1,023	126,864
Hiroshima Bank Ltd. (The)	10,000	66,658
HIS Co. Ltd.	1,100	33,184
Hisaka Works Ltd.	1,000	9,475
Hisamitsu Pharmaceutical Co., Inc.	2,600	219,573
Hitachi Capital Corp.	1,200	31,042
Hitachi Chemical Co. Ltd.	4,600	92,860
Hitachi Construction Machinery Co. Ltd.	4,200	136,567
Hitachi High-Technologies Corp.	1,800	73,486
Hitachi Ltd.	145,640	1,028,155
Hitachi Metals Ltd.	9,400	97,638
Hitachi Transport System Ltd.	2,100	53,830
Hitachi Zosen Corp.	5,100	24,046
Hochiki Corp.	1,000	20,006
Hodogaya Chemical Co. Ltd.	200	6,033
Hogy Medical Co. Ltd.	1,200	53,760
Hokkaido Electric Power Co., Inc.	7,100	48,353
Hokkaido Gas Co. Ltd.	2,000	5,690
Hokkan Holdings Ltd.	3,000	10,107
Hokko Chemical Industry Co. Ltd.	1,000	5,537
Hokkoku Bank Ltd. (The)	1,400	55,133
Hokuetsu Bank Ltd. (The)	1,300	25,914
Hokuetsu Corp.	8,000	41,187
Hokuhoku Financial Group, Inc.	2,900	38,635
Hokuriku Electric Industry Co. Ltd.	400	4,469
Hokuriku Electric Power Co.*	7,800	78,412
Hokushin Co. Ltd.	800	1,236
Hokuto Corp.	1,400	24,999
Honda Motor Co. Ltd.	59,400	1,745,276
Honeys Holdings Co. Ltd.	1,080	9,287
Hoosiers Holdings	2,000	14,397
Horiba Ltd.	1,400	97,999
Hoshizaki Corp.	1,500	151,876
Hosiden Corp.	3,000	25,254
Hosokawa Micron Corp.	400	24,857
House Foods Group, Inc. (x)	3,600	127,462
House of Rose Co. Ltd.	100	1,585
Howa Machinery Ltd.	600	5,116
Hoya Corp.	110,200	6,269,700
Hulic Co. Ltd.	14,800	158,139
Hurxley Corp.	300	2,937
Hyakugo Bank Ltd. (The)	11,000	43,219
Hyakujushi Bank Ltd. (The)	14,000	46,028
Ibiden Co. Ltd. (x)	4,300	68,938
IBJ Leasing Co. Ltd.	1,700	44,989
Ichibanya Co. Ltd.	800	34,973
Ichiken Co. Ltd.	200	4,605
Ichikoh Industries Ltd.	2,000	23,935
Ichinen Holdings Co. Ltd.	1,300	16,180
Ichiyoshi Securities Co. Ltd.	2,700	29,264
Icom, Inc.	600	14,654
Idec Corp.	1,400	32,814
Idemitsu Kosan Co. Ltd.	3,200	114,167
IDOM, Inc.	3,300	18,271
IHI Corp.	6,600	230,104
Iida Group Holdings Co. Ltd.	5,976	115,348
Iino Kaiun Kaisha Ltd.	5,900	26,805
Ikegami Tsushinki Co. Ltd.	3,000	4,010
Imasen Electric Industrial	800	8,490
Impress Holdings, Inc.	1,000	1,535
Inaba Denki Sangyo Co. Ltd.	100	4,092
Inaba Seisakusho Co. Ltd.	600	7,820
Inabata & Co. Ltd.	3,200	44,453
Inageya Co. Ltd.	1,000	16,411
Ines Corp.	1,600	15,333
I-Net Corp.	550	8,818
Information Services International-Dentsu Ltd.	700	21,086
Inpex Corp.	38,500	399,727
Intage Holdings, Inc.	1,200	13,581
Internet Initiative Japan, Inc.	700	14,080
Inui Global Logistics Co. Ltd.	490	5,019
I’rom Group Co. Ltd.	300	5,536
Iseki & Co. Ltd.	1,300	23,214
Isetan Mitsukoshi Holdings Ltd.	4,500	56,253
Ishihara Sangyo Kaisha Ltd.*	2,100	19,802
Ishii Iron Works Co. Ltd.	100	1,789
Ishikawa Seisakusho Ltd.*	200	3,304
Ishizuka Glass Co. Ltd.	100	2,154
Isuzu Motors Ltd.	20,500	272,463
Itfor, Inc.	1,300	15,241
Ito En Ltd.	3,000	139,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ITOCHU Corp.	47,700	$864,903
Itochu Enex Co. Ltd.	2,700	26,362
Itochu Techno-Solutions Corp.	4,800	82,981
Itochu-Shokuhin Co. Ltd.	300	16,529
Itoham Yonekyu Holdings, Inc.	7,370	63,439
Itoki Corp.	2,600	15,147
IwaiCosmo Holdings, Inc.	1,100	14,247
Iwaki & Co. Ltd.	1,000	3,929
Iwasaki Electric Co. Ltd.	400	5,799
Iwatani Corp.	600	20,919
Iwatsu Electric Co. Ltd.	500	3,699
Iyo Bank Ltd. (The)	4,100	27,107
Izumi Co. Ltd.	1,700	105,180
Izutsuya Co. Ltd.*	600	1,908
J Front Retailing Co. Ltd.	9,500	144,755
Jaccs Co. Ltd.	1,600	34,626
Jafco Co. Ltd.	1,600	65,104
Jalux, Inc.	300	8,083
Janome Sewing Machine Co. Ltd.	1,200	7,663
Japan Airlines Co. Ltd.	8,500	301,567
Japan Airport Terminal Co. Ltd.	1,600	75,003
Japan Asia Investment Co. Ltd.*	800	2,450
Japan Aviation Electronics Industry Ltd.	2,000	31,522
Japan Cash Machine Co. Ltd.	1,100	12,320
Japan Display, Inc.*	17,300	22,501
Japan Electronic Materials Corp.	500	3,247
Japan Exchange Group, Inc.	20,500	381,245
Japan Foods Co. Ltd.	100	1,391
Japan Foundation Engineering Co. Ltd.	1,700	5,789
Japan Medical Dynamic Marketing, Inc.	1,000	10,613
Japan Oil Transportation Co. Ltd.	100	2,922
Japan Petroleum Exploration Co. Ltd.	100	2,613
Japan Pulp & Paper Co. Ltd.	600	27,313
Japan Securities Finance Co. Ltd.	5,546	30,406
Japan Steel Works Ltd. (The)	3,200	80,784
Japan Tobacco, Inc.	136,764	3,823,191
Japan Transcity Corp.	2,000	9,755
Japan Wool Textile Co. Ltd. (The)	4,000	37,177
Jastec Co. Ltd.	700	7,435
JBCC Holdings, Inc.	1,000	10,640
JCU Corp.	800	18,621
Jeans Mate Corp.*	300	1,913
Jeol Ltd.	4,000	41,223
JFE Holdings, Inc.	18,944	358,638
JGC Corp.	9,000	181,520
JK Holdings Co. Ltd.	1,100	8,475
JMS Co. Ltd.	500	3,039
Joban Kosan Co. Ltd.	300	4,975
J-Oil Mills, Inc.	500	17,974
Joshin Denki Co. Ltd.	1,000	31,342
JSP Corp.	800	24,170
JSR Corp.	8,100	137,981
JTEKT Corp.	7,500	102,154
Juki Corp.	1,400	14,112
Juroku Bank Ltd. (The)	1,500	39,642
JVC Kenwood Corp.	5,800	16,449
JXTG Holdings, Inc.	103,550	720,356
K&O Energy Group, Inc.	500	8,441
kabu.com Securities Co. Ltd.	9,800	31,777
Kadokawa Dwango Corp.	1,484	16,420
Kaga Electronics Co. Ltd.	1,200	28,516
Kagome Co. Ltd. (x)	2,200	73,125
Kajima Corp.	35,000	271,237
Kakaku.com, Inc.	5,200	117,513
Kaken Pharmaceutical Co. Ltd.	1,800	92,508
Kamei Corp.	1,000	13,792
Kamigumi Co. Ltd.	1,000	20,801
Kanaden Corp.	1,000	12,446
Kanagawa Chuo Kotsu Co. Ltd.	200	6,729
Kanamoto Co. Ltd.	1,000	31,658
Kandenko Co. Ltd.	6,000	65,899
Kaneka Corp.	13,000	116,597
Kanematsu Corp.	5,400	78,087
Kanematsu Electronics Ltd.	700	25,669
Kanematsu Sustech Corp.	100	1,766
Kansai Electric Power Co., Inc. (The)	24,700	360,522
Kansai Mirai Financial Group, Inc.*	5,564	42,164
Kansai Paint Co. Ltd.	7,800	162,179
Kanto Denka Kogyo Co. Ltd.	2,000	16,673
Kao Corp.	16,200	1,236,418
Kappa Create Co. Ltd.	1,800	23,460
Kasai Kogyo Co. Ltd.	1,000	12,374
Katakura & Co-op Agri Corp.	55	578
Katakura Industries Co. Ltd.	1,400	16,451
Kato Sangyo Co. Ltd.	1,700	58,194
Kato Works Co. Ltd.	400	10,044
KAWADA TECHNOLOGIES, Inc.	200	12,952
Kawai Musical Instruments Manufacturing Co. Ltd.	400	18,606
Kawasaki Heavy Industries Ltd.	6,700	197,584
Kawasaki Kisen Kaisha Ltd. (x)*	3,899	72,088
KDDI Corp.	58,300	1,596,056
Keihan Holdings Co. Ltd.	3,200	114,890
Keihanshin Building Co. Ltd.	1,400	11,558
Keihin Co. Ltd.	200	2,892
Keihin Corp.	2,500	50,738
Keikyu Corp.	8,000	131,220
Keio Corp.	4,600	222,698
Keisei Electric Railway Co. Ltd.	6,000	206,205
Keiyo Bank Ltd. (The)	5,000	21,451
Keiyo Co. Ltd.	2,200	10,929
Kenedix, Inc.	9,400	57,224
Kewpie Corp.	5,100	128,657
Key Coffee, Inc.	1,200	23,878
Keyence Corp.	3,280	1,853,378
Kikkoman Corp.	4,000	201,960
Kimoto Co. Ltd.	2,200	5,743
Kimura Chemical Plants Co. Ltd.	1,100	4,103
Kimura Unity Co. Ltd.	200	2,038
Kinden Corp.	5,000	81,741
King Jim Co. Ltd.	1,000	9,899
Kinki Sharyo Co. Ltd. (The)*	100	2,176
Kintetsu Department Store Co. Ltd.*	100	3,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kintetsu Group Holdings Co. Ltd.	6,700	$273,531
Kintetsu World Express, Inc.	2,200	45,445
Kirin Holdings Co. Ltd.	27,700	741,319
Kirindo Holdings Co. Ltd.	500	12,609
Kisoji Co. Ltd.	1,400	35,533
Kissei Pharmaceutical Co. Ltd.	2,600	70,569
Kitagawa Corp.	500	11,810
Kita-Nippon Bank Ltd. (The)	300	7,232
Kitano Construction Corp.	3,000	12,464
Kitazawa Sangyo Co. Ltd.	1,000	2,366
Kitz Corp.	5,100	41,872
KNT-CT Holdings Co. Ltd.*	400	5,607
Koa Corp.	1,500	37,678
Koatsu Gas Kogyo Co. Ltd.	1,000	8,770
Kobayashi Pharmaceutical Co. Ltd.	2,600	224,739
Kobayashi Yoko Co. Ltd.	300	791
Kobe Steel Ltd.	12,900	118,147
Koei Tecmo Holdings Co. Ltd.	2,880	56,656
Kohnan Shoji Co. Ltd.	1,100	25,623
Kohsoku Corp.	700	8,523
Koito Manufacturing Co. Ltd.	4,200	277,686
Kojima Co. Ltd.*	1,500	7,235
Kokuyo Co. Ltd.	3,400	60,406
KOMAIHALTEC, Inc.	200	4,083
Komatsu Ltd.	31,890	912,501
Komatsu Seiren Co. Ltd.	2,000	17,577
Komatsu Wall Industry Co. Ltd.	400	7,396
Komeri Co. Ltd.	1,600	40,638
Komori Corp.	3,400	39,615
Konaka Co. Ltd.	1,400	6,588
Konami Holdings Corp.	2,800	142,636
Konica Minolta, Inc.	16,600	154,283
Konishi Co. Ltd.	2,000	32,426
Kosaido Co. Ltd.	900	4,129
Kose Corp.	1,200	258,718
Kosei Securities Co. Ltd. (The)	200	2,310
Kourakuen Holdings Corp.	700	10,698
Krosaki Harima Corp.	200	11,417
KRS Corp.	300	7,492
K’s Holdings Corp.	6,800	70,693
Kubota Corp.	35,000	551,009
Kumagai Gumi Co. Ltd.	1,000	35,135
Kumiai Chemical Industry Co. Ltd.	5,140	40,344
Kura Corp.	600	39,886
Kurabo Industries Ltd.	12,000	37,935
Kuraray Co. Ltd.	11,900	164,019
Kuraudia Holdings Co. Ltd.	200	1,055
Kureha Corp.	800	57,228
Kurimoto Ltd.	600	10,584
Kurita Water Industries Ltd.	3,500	99,896
KYB Corp.	700	31,866
Kyocera Corp.	10,000	564,241
Kyodo Printing Co. Ltd.	300	7,771
Kyoei Sangyo Co. Ltd.	100	1,820
Kyoei Steel Ltd.	1,300	24,611
Kyoei Tanker Co. Ltd.	100	1,671
Kyokuto Boeki Kaisha Ltd.	1,000	3,902
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	35,150
Kyokuto Securities Co. Ltd.	1,600	20,940
Kyokuyo Co. Ltd.	500	16,235
KYORIN Holdings, Inc.	3,000	62,322
Kyoritsu Maintenance Co. Ltd.	1,200	65,899
Kyoritsu Printing Co. Ltd.	1,000	3,369
Kyosan Electric Manufacturing Co. Ltd.	2,000	12,392
Kyoto Kimono Yuzen Co. Ltd.	700	4,002
Kyowa Electronic Instruments Co. Ltd.	1,000	3,794
Kyowa Exeo Corp.	2,800	73,569
Kyowa Hakko Kirin Co. Ltd.	10,000	201,689
Kyowa Leather Cloth Co. Ltd.	700	6,411
Kyudenko Corp.	2,000	96,645
Kyushu Electric Power Co., Inc.	19,200	214,345
Kyushu Financial Group, Inc. (x)	16,770	81,036
Kyushu Railway Co.	5,600	171,467
Land Business Co. Ltd.	1,000	2,972
LAND Co. Ltd.*	1,300	153
Lawson, Inc.	2,300	143,756
LEC, Inc.	600	25,064
Leopalace21 Corp.	7,300	40,023
Life Corp.	700	17,406
Lintec Corp.	900	26,135
Lion Corp.	10,000	183,354
LIXIL Group Corp.	8,440	168,930
Look Holdings, Inc.	400	4,924
M3, Inc.	8,300	330,980
Mabuchi Motor Co. Ltd.	2,400	114,239
Macnica Fuji Electronics Holdings, Inc.	1,850	31,096
Maeda Corp.	8,000	92,056
Maeda Road Construction Co. Ltd.	4,000	76,123
Maezawa Industries, Inc.	900	3,666
Maezawa Kasei Industries Co. Ltd.	900	10,096
Maezawa Kyuso Industries Co. Ltd.	400	7,038
Makino Milling Machine Co. Ltd.	6,000	46,715
Makita Corp.	9,600	430,511
Mandom Corp.	1,400	43,626
Marche Corp.	300	2,211
Mars Engineering Corp.	600	14,128
Marubeni Construction Material Lease Co. Ltd.	1,000	2,195
Marubeni Corp.	57,300	437,377
Marubun Corp.	900	6,755
Marudai Food Co. Ltd.	6,000	27,313
Maruha Nichiro Corp.	2,700	108,644
Marui Group Co. Ltd.	6,700	141,244
Maruichi Steel Tube Ltd.	1,600	54,265
Maruka Machinery Co. Ltd.	400	6,929
Marusan Securities Co. Ltd.	3,900	35,860
Maruwa Co. Ltd.	300	24,062
Maruwn Corp.	600	1,902
Maruyama Manufacturing Co., Inc.	200	3,280
Maruzen CHI Holdings Co. Ltd.*	600	2,146
Maruzen Showa Unyu Co. Ltd.	4,000	18,281
Matsuda Sangyo Co. Ltd.	800	11,807
Matsui Construction Co. Ltd.	1,000	8,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Matsui Securities Co. Ltd.	100	$956
Matsumotokiyoshi Holdings Co. Ltd.	3,800	170,754
Matsuya Co. Ltd.	2,200	33,164
Matsuya Foods Co. Ltd.	500	17,026
Max Co. Ltd.	2,000	25,326
Mazda Motor Corp.	21,400	262,873
Mebuki Financial Group, Inc.	32,760	110,073
MEC Co. Ltd.	800	15,181
Medical System Network Co. Ltd.	400	1,716
Medipal Holdings Corp.	7,600	152,940
Megachips Corp. (x)	1,100	29,369
Megmilk Snow Brand Co. Ltd.	2,700	72,063
Meidensha Corp.	12,000	43,355
Meiji Holdings Co. Ltd.	4,800	404,932
Meiji Shipping Co. Ltd.	1,100	3,905
Meiko Network Japan Co. Ltd.	900	10,373
Meitec Corp.	1,000	48,051
Meito Sangyo Co. Ltd.	600	9,581
Meiwa Corp.	900	3,894
Meiwa Estate Co. Ltd.	700	4,173
Melco Holdings, Inc.	600	22,246
Michinoku Bank Ltd. (The)	600	9,841
Milbon Co. Ltd.	1,440	64,577
Mimasu Semiconductor Industry Co. Ltd.	1,000	16,113
Minebea Mitsumi, Inc.	13,137	222,361
Ministop Co. Ltd.	900	18,168
Miraca Holdings, Inc.	2,600	77,496
Mirait Holdings Corp.	3,600	55,797
Misawa Homes Co. Ltd.	1,600	13,295
MISUMI Group, Inc.	7,800	227,557
Mitachi Co. Ltd.	200	1,727
Mito Securities Co. Ltd.	3,000	10,866
Mitsuba Corp.	2,000	16,041
Mitsubishi Chemical Holdings Corp.	49,620	415,640
Mitsubishi Corp.	45,610	1,268,009
Mitsubishi Electric Corp.	66,000	878,987
Mitsubishi Estate Co. Ltd.	51,900	908,010
Mitsubishi Gas Chemical Co., Inc.	6,500	147,360
Mitsubishi Heavy Industries Ltd.	12,200	444,187
Mitsubishi Kakoki Kaisha Ltd.	300	5,403
Mitsubishi Logisnext Co. Ltd.	1,000	11,444
Mitsubishi Logistics Corp.	3,000	64,842
Mitsubishi Materials Corp.	3,700	101,761
Mitsubishi Motors Corp.	26,200	208,956
Mitsubishi Paper Mills Ltd.	1,800	10,259
Mitsubishi Pencil Co. Ltd.	2,000	41,548
Mitsubishi Research Institute, Inc.	400	18,317
Mitsubishi Shokuhin Co. Ltd.	1,100	29,369
Mitsubishi Steel Manufacturing Co. Ltd.	700	13,600
Mitsubishi Tanabe Pharma Corp.	6,000	103,726
Mitsubishi UFJ Financial Group, Inc.	455,600	2,597,021
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	121,173
Mitsuboshi Belting Ltd.	3,000	37,718
Mitsui & Co. Ltd.	57,700	962,839
Mitsui Chemicals, Inc.	7,618	202,982
Mitsui E&S Holdings Co. Ltd.	3,400	44,621
Mitsui Fudosan Co. Ltd.	34,800	840,493
Mitsui High-Tec, Inc.	1,400	17,804
Mitsui Home Co. Ltd.	1,000	6,033
Mitsui Matsushima Co. Ltd.	800	11,930
Mitsui Mining & Smelting Co. Ltd.	1,200	51,104
Mitsui OSK Lines Ltd.	4,100	98,801
Mitsui Sugar Co. Ltd.	1,000	31,026
Mitsui-Soko Holdings Co. Ltd.*	5,000	15,581
Mitsumura Printing Co. Ltd.	100	2,001
Mitsuuroko Group Holdings Co. Ltd.	1,900	15,222
Miura Co. Ltd.	3,000	72,971
Miyaji Engineering Group, Inc.	400	7,551
Miyakoshi Holdings, Inc.*	300	3,349
Miyazaki Bank Ltd. (The)	800	24,423
Miyoshi Oil & Fat Co. Ltd.	400	4,863
Mizuho Financial Group, Inc.	884,280	1,489,574
Mizuno Corp.	1,200	44,872
Mochida Pharmaceutical Co. Ltd.	1,000	72,890
Modec, Inc.	1,000	27,729
Monex Group, Inc. (x)	7,000	40,464
MonotaRO Co. Ltd.	3,600	159,328
Morinaga & Co. Ltd.	1,800	86,330
Morinaga Milk Industry Co. Ltd.	2,200	82,265
Morita Holdings Corp.	2,000	40,392
Morozoff Ltd.	200	12,266
Mory Industries, Inc.	400	11,254
MOS Food Services, Inc.	1,600	47,256
MrMax Holdings Ltd.	1,200	7,392
MS&AD Insurance Group Holdings, Inc.	16,200	503,932
Murata Manufacturing Co. Ltd.	6,965	1,171,371
Musashi Seimitsu Industry Co. Ltd.	1,200	39,724
Musashino Bank Ltd. (The)	1,900	56,460
Mutoh Holdings Co. Ltd.	100	2,150
Nabtesco Corp.	49,100	1,512,270
NAC Co. Ltd.	400	3,436
Nachi-Fujikoshi Corp.	1,200	53,705
Nagaileben Co. Ltd.	1,200	30,522
Nagano Bank Ltd. (The)	400	6,677
Nagano Keiki Co. Ltd.	800	8,815
Nagase & Co. Ltd.	6,300	98,556
Nagatanien Holdings Co. Ltd.	1,000	13,584
Nagoya Railroad Co. Ltd.	4,000	103,328
Naigai Co. Ltd.*	300	1,485
Nakabayashi Co. Ltd.	1,000	6,313
Nakamuraya Co. Ltd.	300	13,033
Nakano Corp.	1,000	5,925
Nakayama Steel Works Ltd.	600	3,636
Nakayamafuku Co. Ltd.	700	4,698
Nakayo, Inc.	200	3,308
Namura Shipbuilding Co. Ltd.	1,024	4,329
Nankai Electric Railway Co. Ltd.	3,200	88,877
Nanto Bank Ltd. (The)	1,100	28,058
Natori Co. Ltd.	600	10,308
NC Holdings Co. Ltd.	300	2,054
NDS Co. Ltd.	200	10,839
NEC Capital Solutions Ltd.	300	5,227
NEC Corp.	8,100	222,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Networks & System Integration Corp.	1,100	$24,769
NET One Systems Co. Ltd.	900	15,486
Neturen Co. Ltd.	1,700	14,833
Nexon Co. Ltd.*	17,600	255,777
Nexyz Group Corp.	500	7,677
NGK Insulators Ltd.	8,600	153,257
NGK Spark Plug Co. Ltd.	6,100	174,105
NH Foods Ltd.	1,500	60,629
NHK Spring Co. Ltd.	9,700	91,467
Nice Holdings, Inc.	500	6,052
Nichia Steel Works Ltd.	1,000	3,143
Nichias Corp.	6,000	75,220
Nichiban Co. Ltd.	500	13,639
Nichicon Corp.	3,900	49,245
Nichiden Corp.	1,000	19,302
Nichiha Corp.	1,200	45,414
NichiiGakkan Co. Ltd.	2,200	24,978
Nichi-iko Pharmaceutical Co. Ltd.	2,100	30,993
Nichimo Co. Ltd.	100	1,524
Nichirei Corp.	3,500	89,085
Nichireki Co. Ltd.	1,000	10,857
Nidec Corp.	7,927	1,190,321
Nifco, Inc.	3,400	105,333
Nihon Chouzai Co. Ltd.	300	7,972
Nihon Dempa Kogyo Co. Ltd.	900	4,341
Nihon Eslead Corp.	500	8,594
Nihon Kohden Corp.	4,400	122,603
Nihon M&A Center, Inc. (x)	5,200	151,000
Nihon Nohyaku Co. Ltd.	2,000	12,862
Nihon Parkerizing Co. Ltd. (x)	6,000	86,492
Nihon Tokushu Toryo Co. Ltd.	1,000	21,217
Nihon Trim Co. Ltd.	200	8,626
Nihon Unisys Ltd.	3,300	82,981
Nihon Yamamura Glass Co. Ltd.	5,000	8,490
Nikkato Corp.	400	4,932
Nikkiso Co. Ltd.	4,000	40,609
Nikko Co. Ltd.	200	4,498
Nikkon Holdings Co. Ltd.	3,000	78,824
Nikon Corp.	12,300	195,862
Nintendo Co. Ltd.	4,100	1,340,559
Nippo Corp.	3,000	54,735
Nippon Air Conditioning Services Co. Ltd.	1,200	9,050
Nippon Beet Sugar Manufacturing Co. Ltd.	700	15,168
Nippon Carbide Industries Co., Inc.	300	5,287
Nippon Carbon Co. Ltd. (x)	600	33,654
Nippon Ceramic Co. Ltd.	800	20,861
Nippon Chemical Industrial Co. Ltd.	400	17,884
Nippon Chemi-Con Corp. (x)	700	27,282
Nippon Chemiphar Co. Ltd.	100	4,223
Nippon Chutetsukan KK	1,000	1,508
Nippon Coke & Engineering Co. Ltd.	10,000	10,658
Nippon Concrete Industries Co. Ltd.	1,000	2,990
Nippon Denko Co. Ltd.	5,000	14,226
Nippon Densetsu Kogyo Co. Ltd.	2,000	44,059
Nippon Electric Glass Co. Ltd.	4,000	111,277
Nippon Express Co. Ltd.	1,800	130,714
Nippon Felt Co. Ltd.	700	3,256
Nippon Filcon Co. Ltd.	900	4,934
Nippon Fine Chemical Co. Ltd.	1,000	11,507
Nippon Flour Mills Co. Ltd.	4,000	69,584
Nippon Gas Co. Ltd.	1,100	64,183
Nippon Hume Corp.	1,000	8,039
Nippon Kanzai Co. Ltd.	800	15,904
Nippon Kayaku Co. Ltd.	5,000	55,954
Nippon Kinzoku Co. Ltd.	300	4,997
Nippon Koei Co. Ltd.	800	19,856
Nippon Koshuha Steel Co. Ltd.	500	3,550
Nippon Light Metal Holdings Co. Ltd.	2,800	6,297
Nippon Paint Holdings Co. Ltd. (x)	5,500	236,960
Nippon Paper Industries Co. Ltd.	4,600	73,457
Nippon Parking Development Co. Ltd.	13,000	22,310
Nippon Pillar Packing Co. Ltd.	1,000	13,322
Nippon Piston Ring Co. Ltd.	400	8,201
Nippon Road Co. Ltd. (The)	400	20,593
Nippon Seisen Co. Ltd.	200	7,650
Nippon Sharyo Ltd.*	4,000	10,116
Nippon Sheet Glass Co. Ltd.	3,800	36,588
Nippon Shinyaku Co. Ltd.	1,900	118,069
Nippon Shokubai Co. Ltd.	1,000	72,348
Nippon Signal Co. Ltd.	2,800	27,212
Nippon Soda Co. Ltd.	7,000	38,757
Nippon Steel & Sumikin Bussan Corp.	740	36,761
Nippon Steel & Sumitomo Metal Corp.	31,354	616,092
Nippon Suisan Kaisha Ltd.	16,000	78,905
Nippon Systemware Co. Ltd.	400	7,912
Nippon Telegraph & Telephone Corp.	46,420	2,111,467
Nippon Television Holdings, Inc.	1,200	20,257
Nippon Thompson Co. Ltd.	4,000	31,396
Nippon Valqua Industries Ltd.	1,000	28,497
Nippon Yakin Kogyo Co. Ltd.	6,500	18,787
Nippon Yusen KK	100	1,986
Nipro Corp.	4,800	55,494
Nishimatsu Construction Co. Ltd.	2,200	63,189
Nishimatsuya Chain Co. Ltd.	700	8,055
Nishi-Nippon Financial Holdings, Inc.	4,000	46,787
Nissan Chemical Corp.	5,300	247,491
Nissan Motor Co. Ltd.	77,820	757,711
Nissan Shatai Co. Ltd.	4,000	36,454
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,243
Nissei Build Kogyo Co. Ltd.	2,000	20,593
Nissei Plastic Industrial Co. Ltd.	1,000	11,362
Nissha Co. Ltd. (x)	2,200	45,425
Nisshin Fudosan Co.	1,400	8,725
Nisshin Oillio Group Ltd. (The)	1,200	36,093
Nisshin Seifun Group, Inc.	4,205	89,064
Nisshin Steel Co. Ltd.	2,904	40,105
Nisshinbo Holdings, Inc.	4,368	46,949
Nissin Corp.	800	18,570
Nissin Electric Co. Ltd.	2,000	18,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nissin Foods Holdings Co. Ltd.	2,500	$180,870
Nissin Kogyo Co. Ltd.	2,100	37,158
Nissui Pharmaceutical Co. Ltd.	500	6,395
Nitori Holdings Co. Ltd.	2,800	437,014
Nitta Corp.	1,100	43,219
Nittetsu Mining Co. Ltd.	300	14,172
Nitto Boseki Co. Ltd.	2,000	47,835
Nitto Denko Corp.	5,320	402,814
Nitto Fuji Flour Milling Co. Ltd.	100	4,516
Nitto Kogyo Corp.	1,800	35,995
Nitto Kohki Co. Ltd.	700	16,401
Nitto Seiko Co. Ltd.	1,000	6,178
Nitto Seimo Co. Ltd.	100	1,614
Nittoc Construction Co. Ltd.	750	4,586
NOF Corp.	2,900	93,772
Nohmi Bosai Ltd.	1,000	21,397
NOK Corp.	5,000	96,825
Nomura Co. Ltd.	2,000	44,204
Nomura Holdings, Inc.	112,000	544,447
Nomura Real Estate Holdings, Inc.	6,400	142,087
Nomura Research Institute Ltd.	5,203	252,361
Noritake Co. Ltd.	600	33,275
Noritsu Koki Co. Ltd.	1,100	18,947
Noritz Corp.	2,300	37,497
North Pacific Bank Ltd.	2,400	8,042
NS Solutions Corp.	2,000	50,454
NS United Kaiun Kaisha Ltd.	400	7,779
NSD Co. Ltd.	2,530	57,677
NSK Ltd.	14,500	149,695
NTN Corp.	23,000	94,314
NTT Data Corp.	22,000	253,552
NTT DOCOMO, Inc.	47,900	1,221,133
NTT Urban Development Corp.	6,200	66,640
Obara Group, Inc.	800	45,667
Obayashi Corp.	20,400	212,448
OBIC Business Consultants Co. Ltd.	600	42,650
Obic Co. Ltd.	2,200	182,216
Odakyu Electric Railway Co. Ltd.	10,499	225,504
Oenon Holdings, Inc.	3,000	11,895
Ogaki Kyoritsu Bank Ltd. (The)	1,600	40,652
Ohara, Inc. (x)	400	11,670
Ohashi Technica, Inc.	600	9,874
OIE Sangyo Co. Ltd.	300	3,899
Oiles Corp.	1,560	29,730
Oita Bank Ltd. (The)	700	23,804
Oizumi Corp.	400	1,994
Oji Holdings Corp.	34,000	210,974
Okabe Co. Ltd.	2,700	23,509
Okamoto Industries, Inc.	4,000	45,703
Okamura Corp.	4,000	58,890
Okasan Securities Group, Inc.	6,000	29,535
Okaya Electric Industries Co. Ltd.	600	2,802
Oki Electric Industry Co. Ltd.	3,600	40,320
Okinawa Electric Power Co., Inc. (The)	2,165	45,171
OKK Corp.	400	4,122
OKUMA Corp.	1,000	52,929
Okumura Corp.	1,300	42,447
Okura Industrial Co. Ltd.	600	14,123
Okuwa Co. Ltd.	1,000	10,495
Olympic Group Corp.	800	5,976
Olympus Corp.	133,700	5,011,561
Omron Corp.	7,200	336,215
Ono Pharmaceutical Co. Ltd.	17,500	410,491
ONO Sokki Co. Ltd.	500	3,699
Onoken Co. Ltd.	1,000	16,881
Onward Holdings Co. Ltd.	1,000	7,677
Optex Group Co. Ltd. (x)	1,600	44,800
Oracle Corp. Japan	1,100	89,916
Organo Corp.	400	11,435
Orient Corp. (x)	16,500	22,206
Oriental Land Co. Ltd.	8,000	839,995
Origin Electric Co. Ltd.	200	3,967
ORIX Corp.	46,500	735,835
Osaka Gas Co. Ltd.	4,000	82,825
Osaka Soda Co. Ltd.	1,000	28,497
Osaka Steel Co. Ltd.	800	15,261
OSAKA Titanium Technologies Co. Ltd.	1,100	16,453
Osaki Electric Co. Ltd.	1,000	7,686
OSG Corp.	2,200	45,365
OSJB Holdings Corp.	450	1,138
Otsuka Corp.	4,200	164,829
Otsuka Holdings Co. Ltd.	11,100	537,781
Oyo Corp.	1,200	15,293
Pacific Industrial Co. Ltd.	2,000	29,409
Pacific Metals Co. Ltd.*	899	33,089
Pack Corp. (The)	900	29,102
PAL GROUP Holdings Co. Ltd.	700	16,559
PALTAC Corp.	1,050	60,507
Panasonic Corp.	75,385	1,016,913
Paramount Bed Holdings Co. Ltd.	900	38,613
Parco Co. Ltd.	500	5,451
Paris Miki Holdings, Inc.	1,500	6,788
Park24 Co. Ltd.	4,000	108,928
Pasco Corp.*	1,000	2,764
Pasona Group, Inc.	1,000	16,276
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	12,215
Penta-Ocean Construction Co. Ltd.	10,300	69,029
Persol Holdings Co. Ltd.	5,100	113,825
PIA Corp.	300	16,881
Pigeon Corp.	4,800	233,681
Pilot Corp.	2,000	111,457
Piolax, Inc.	1,500	36,147
Pioneer Corp. (x)*	17,600	24,481
Plenus Co. Ltd.	1,500	24,604
Pola Orbis Holdings, Inc.	3,000	132,096
Poplar Co. Ltd.*	300	2,379
Press Kogyo Co. Ltd.	5,000	29,355
Prima Meat Packers Ltd.	7,000	40,527
Pronexus, Inc.	1,300	15,534
PS Mitsubishi Construction Co. Ltd.	800	4,523
Raito Kogyo Co. Ltd.	2,900	30,332
Rakuten, Inc.	34,700	234,875
Rasa Corp.	500	4,344
Rasa Industries Ltd.	400	10,495
Recruit Holdings Co. Ltd.	42,900	1,188,018
Relia, Inc.	1,600	22,848
Renaissance, Inc.	500	11,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Renesas Electronics Corp.*	3,200	$31,389
Rengo Co. Ltd.	10,000	88,064
Renown, Inc.*	2,500	3,274
Resol Holdings Co. Ltd.	100	3,961
Resona Holdings, Inc.	63,800	341,488
Resorttrust, Inc.	3,800	67,272
Rheon Automatic Machinery Co. Ltd.	1,000	17,441
Rhythm Watch Co. Ltd.	600	11,234
Ricoh Co. Ltd.	16,400	150,498
Ricoh Leasing Co. Ltd.	800	26,338
Right On Co. Ltd.	900	8,682
Riken Corp.	400	20,955
Riken Keiki Co. Ltd.	1,000	22,617
Riken Technos Corp.	2,000	10,008
Ringer Hut Co. Ltd.	900	21,087
Rinnai Corp.	1,700	150,016
Riso Kagaku Corp.	1,800	38,060
Riso Kyoiku Co. Ltd.	1,300	9,957
Rock Field Co. Ltd.	1,200	20,680
Rohm Co. Ltd.	1,600	134,399
Rohto Pharmaceutical Co. Ltd.	5,000	160,547
Roland DG Corp.	500	11,006
Round One Corp.	3,300	51,952
Royal Holdings Co. Ltd.	1,800	49,343
Ryobi Ltd.	1,400	46,091
Ryoden Corp.	500	8,161
Ryohin Keikaku Co. Ltd.	1,000	352,256
Ryosan Co. Ltd.	1,900	69,674
Ryoyo Electro Corp.	1,600	25,883
S Foods, Inc.	500	19,622
Sagami Chain Co. Ltd.	1,000	12,898
Saibu Gas Co. Ltd.	1,300	35,202
Saizeriya Co. Ltd.	1,600	36,635
Sakai Chemical Industry Co. Ltd.	800	21,554
Sakai Heavy Industries Ltd.	200	6,422
Sakai Moving Service Co. Ltd.	400	19,871
Sakai Ovex Co. Ltd.	300	6,403
Sakata INX Corp.	2,000	26,139
Sakata Seed Corp.	2,000	75,690
Sala Corp.	1,000	6,295
San Holdings, Inc.	200	4,574
San ju San Financial Group, Inc.*	990	17,902
San-A Co. Ltd.	800	39,525
San-Ai Oil Co. Ltd.	2,000	24,676
Sanden Holdings Corp.*	1,400	18,259
Sangetsu Corp.	4,200	85,127
San-In Godo Bank Ltd. (The)	7,000	62,656
Sanix, Inc.*	1,800	4,991
Sanken Electric Co. Ltd.	7,000	37,177
Sanki Engineering Co. Ltd.	3,000	29,400
Sanko Metal Industrial Co. Ltd.	100	3,121
Sankyo Co. Ltd.	700	27,408
Sankyo Seiko Co. Ltd.	2,000	8,273
Sankyo Tateyama, Inc.	1,700	21,251
Sankyu, Inc.	1,700	89,365
Sanoh Industrial Co. Ltd.	1,400	8,927
Sanrio Co. Ltd.	2,000	38,766
Sanritsu Corp.	300	2,149
Sanshin Electronics Co. Ltd.	1,500	26,080
Santen Pharmaceutical Co. Ltd.	13,400	233,712
Sanwa Holdings Corp.	8,800	93,313
Sanyo Chemical Industries Ltd.	600	26,013
Sanyo Housing Nagoya Co. Ltd.	1,000	10,956
Sanyo Industries Ltd.	100	1,952
Sanyo Shokai Ltd.	600	12,036
Sanyo Special Steel Co. Ltd.	1,200	28,668
Sapporo Holdings Ltd.	21,800	546,600
Sata Construction Co. Ltd.	800	3,483
Sato Holdings Corp.	1,200	35,930
Sato Shoji Corp.	1,000	11,615
Satori Electric Co. Ltd.	900	8,283
Sawai Pharmaceutical Co. Ltd. (x)	1,800	81,940
Saxa Holdings, Inc.	300	6,606
SBI Holdings, Inc.	7,860	202,614
SCREEN Holdings Co. Ltd.	1,300	91,586
Scroll Corp.	1,700	8,814
SCSK Corp. (x)	2,232	103,823
Secom Co. Ltd.	7,200	553,226
Sega Sammy Holdings, Inc.	8,900	152,574
Seibu Electric Industry Co. Ltd.	200	6,702
Seibu Holdings, Inc.	7,600	128,228
Seika Corp.	800	17,457
Seikagaku Corp.	2,400	32,234
Seikitokyu Kogyo Co. Ltd.	600	3,924
Seiko Epson Corp.	10,500	182,658
Seiko Holdings Corp.	1,200	25,839
Seino Holdings Co. Ltd.	5,000	88,696
Seiren Co. Ltd.	3,200	49,887
Sekisui Chemical Co. Ltd.	15,400	262,613
Sekisui House Ltd.	13,000	230,140
Sekisui Jushi Corp.	1,000	20,991
Sekisui Plastics Co. Ltd.	1,000	10,017
Senko Group Holdings Co. Ltd.	4,000	31,649
Senshu Ikeda Holdings, Inc.	6,880	23,241
Senshukai Co. Ltd.*	2,200	10,293
Seven & i Holdings Co. Ltd.	27,236	1,188,431
Seven Bank Ltd.	26,000	79,610
Shibaura Mechatronics Corp.	2,000	6,612
Shibusawa Warehouse Co. Ltd. (The)	600	9,359
Shibuya Corp.	700	21,465
Shiga Bank Ltd. (The)	1,000	5,121
Shikibo Ltd.	700	8,093
Shikoku Bank Ltd. (The)	1,600	19,755
Shikoku Chemicals Corp.	1,000	13,973
Shikoku Electric Power Co., Inc. (x)	7,600	101,731
Shima Seiki Manufacturing Ltd.	900	43,002
Shimachu Co. Ltd.	100	3,179
Shimadzu Corp.	8,000	242,063
Shimamura Co. Ltd.	800	70,451
Shimano, Inc.	2,900	425,904
Shimizu Bank Ltd. (The)	400	7,659
Shimizu Corp.	24,200	251,148
Shimojima Co. Ltd.	800	8,057
Shin Nippon Air Technologies Co. Ltd.	900	13,584
Shin Nippon Biomedical Laboratories Ltd.*	700	3,155
Shinagawa Refractories Co. Ltd.	300	9,606
Shindengen Electric Manufacturing Co. Ltd.	400	19,148
Shin-Etsu Chemical Co. Ltd.	11,300	1,007,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Shin-Etsu Polymer Co. Ltd.	2,500	$23,348
Shingakukai Holdings Co. Ltd.	600	3,268
Shinkawa Ltd.*	900	6,950
Shin-Keisei Electric Railway Co. Ltd.	200	3,954
Shinko Electric Industries Co. Ltd.	3,100	27,748
Shinko Plantech Co. Ltd.	2,600	26,255
Shinko Shoji Co. Ltd.	1,100	17,248
Shinmaywa Industries Ltd.	5,000	58,800
Shinnihon Corp.	1,600	18,483
Shinsei Bank Ltd.	7,900	121,731
Shinsho Corp.	300	7,912
Shinwa Co. Ltd.	600	12,996
Shinyei Kaisha	100	1,265
Shionogi & Co. Ltd.	10,100	519,163
Ship Healthcare Holdings, Inc.	1,500	56,632
Shiseido Co. Ltd.	13,200	1,048,942
Shizuoka Bank Ltd. (The)	7,000	63,289
Shizuoka Gas Co. Ltd.	3,000	27,530
SHO-BOND Holdings Co. Ltd.	900	62,674
Shobunsha Publications, Inc.	700	4,887
Shochiku Co. Ltd.	400	57,914
Shoko Co. Ltd.*	400	3,483
Showa Corp.	2,600	42,740
Showa Denko KK (x)	800	35,551
Showa Sangyo Co. Ltd.	1,000	26,130
Showa Shell Sekiyu KK	6,200	92,567
Shuei Yobiko Co. Ltd.	200	883
Siix Corp. (x)	1,400	30,715
Sinanen Holdings Co. Ltd.	400	10,102
Sinfonia Technology Co. Ltd.	7,000	24,911
Sintokogio Ltd.	2,600	23,084
SK Japan Co. Ltd.	200	798
SKY Perfect JSAT Holdings, Inc.	9,000	42,921
Skylark Holdings Co. Ltd. (x)	3,900	57,735
SMC Corp.	10,500	3,853,272
SMK Corp.	3,000	10,270
SNT Corp.	2,400	9,646
Soda Nikka Co. Ltd.	1,000	6,639
SoftBank Group Corp.	29,306	2,110,434
Softbank Technology Corp.	400	5,604
Softbrain Co. Ltd.	2,000	10,875
Sogo Medical Co. Ltd.	800	16,742
Sohgo Security Services Co. Ltd.	2,900	136,729
Sojitz Corp.	39,100	141,970
Sompo Holdings, Inc.	12,550	507,826
Sony Corp.	123,600	6,323,176
Sony Financial Holdings, Inc.	7,300	139,519
Soshin Electric Co. Ltd.	600	2,970
Sotetsu Holdings, Inc.	3,000	91,857
SPK Corp.	200	5,053
Square Enix Holdings Co. Ltd.	4,000	196,541
SRA Holdings	600	16,583
ST Corp.	600	17,965
St Marc Holdings Co. Ltd.	800	19,755
Stanley Electric Co. Ltd.	5,400	184,365
Star Micronics Co. Ltd.	2,300	35,648
Start Today Co. Ltd.	6,800	246,597
Starzen Co. Ltd.	400	21,135
Stella Chemifa Corp. (x)	500	17,206
Studio Alice Co. Ltd.	500	11,855
Subaru Corp.	22,000	640,835
Sugi Holdings Co. Ltd.	1,500	86,845
Sugimoto & Co. Ltd.	600	10,188
SUMCO Corp.	8,000	161,640
Sumida Corp.	700	7,891
Suminoe Textile Co. Ltd.	300	7,340
Sumiseki Holdings, Inc.	3,800	5,080
Sumitomo Bakelite Co. Ltd.	6,000	57,878
Sumitomo Chemical Co. Ltd.	44,000	249,578
Sumitomo Corp.	43,180	709,819
Sumitomo Dainippon Pharma Co. Ltd.	7,000	148,264
Sumitomo Densetsu Co. Ltd.	900	16,136
Sumitomo Electric Industries Ltd.	26,200	390,462
Sumitomo Forestry Co. Ltd.	4,800	72,706
Sumitomo Heavy Industries Ltd.	4,000	135,122
Sumitomo Metal Mining Co. Ltd.	8,300	317,711
Sumitomo Mitsui Construction Co. Ltd.	7,200	50,140
Sumitomo Mitsui Financial Group, Inc.	49,250	1,915,463
Sumitomo Mitsui Trust Holdings, Inc.	13,741	545,222
Sumitomo Osaka Cement Co. Ltd.	13,000	60,940
Sumitomo Precision Products Co. Ltd.	2,000	6,612
Sumitomo Realty & Development Co. Ltd.	17,000	627,855
Sumitomo Riko Co. Ltd.	2,000	20,503
Sumitomo Rubber Industries Ltd.	7,284	115,791
Sumitomo Seika Chemicals Co. Ltd.	400	19,979
Sumitomo Warehouse Co. Ltd. (The)	9,000	54,627
Sun Frontier Fudousan Co. Ltd.	1,000	11,841
Sundrug Co. Ltd.	600	24,333
Suntory Beverage & Food Ltd.	4,600	196,523
Sun-Wa Technos Corp.	600	8,606
Suruga Bank Ltd.	5,500	49,230
Suzuden Corp.	300	4,219
Suzuken Co. Ltd.	3,190	135,132
Suzuki Motor Corp.	14,000	773,626
SWCC Showa Holdings Co. Ltd.	1,500	9,741
Sysmex Corp.	5,500	513,661
Systena Corp.	4,000	40,898
T Hasegawa Co. Ltd.	1,600	34,915
T RAD Co. Ltd.	400	12,428
T&D Holdings, Inc.	21,600	324,736
Tac Co. Ltd.	700	2,124
Tachibana Eletech Co. Ltd.	840	15,387
Tachi-S Co. Ltd.	1,600	26,793
Tadano Ltd.	5,000	61,464
Taihei Dengyo Kaisha Ltd.	500	12,668
Taiheiyo Cement Corp.	4,478	147,426
Taiheiyo Kouhatsu, Inc.	400	3,526
Taiho Kogyo Co. Ltd.	800	9,235
Taikisha Ltd.	2,100	63,826
Taiko Pharmaceutical Co. Ltd.	400	7,742
Taisei Corp.	8,100	447,013
Taisei Lamick Co. Ltd.	300	8,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	$234,295
Taiyo Holdings Co. Ltd.	900	36,987
Taiyo Nippon Sanso Corp.	7,600	109,008
Taiyo Yuden Co. Ltd. (x)	4,700	131,387
Takachiho Koheki Co. Ltd.	500	5,370
Takadakiko Co. Ltd.	100	2,804
Takamatsu Construction Group Co. Ltd.	1,000	30,032
Takano Co. Ltd.	400	3,700
Takaoka Toko Co. Ltd.	400	7,088
Taka-Q Co. Ltd.	500	944
Takara Holdings, Inc.	6,000	79,339
Takara Leben Co. Ltd.	4,400	16,493
Takara Printing Co. Ltd.	700	11,602
Takara Standard Co. Ltd.	2,500	41,661
Takasago International Corp.	800	25,615
Takasago Thermal Engineering Co. Ltd.	3,900	72,494
Takashima & Co. Ltd.	200	3,859
Takashimaya Co. Ltd.	1,000	8,563
Take And Give Needs Co. Ltd.	600	11,017
Takeda Pharmaceutical Co. Ltd.	24,300	1,026,739
Takihyo Co. Ltd.	200	4,377
Takuma Co. Ltd.	4,000	48,774
Tamron Co. Ltd.	1,200	21,352
Tamura Corp.	3,000	19,022
Tanaka Co. Ltd.	300	1,918
Tanseisha Co. Ltd.	1,950	24,746
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	10,188
Taya Co. Ltd.*	200	1,239
Tayca Corp.	1,000	20,277
TBK Co. Ltd.	1,000	4,408
TDC Soft, Inc.	400	5,979
TDK Corp.	3,700	378,305
Teac Corp.*	6,000	2,384
TechnoPro Holdings, Inc.	1,500	92,264
Teijin Ltd.	5,200	95,438
Teikoku Electric Manufacturing Co. Ltd.	800	9,784
Teikoku Sen-I Co. Ltd.	1,000	20,919
Teikoku Tsushin Kogyo Co. Ltd.	400	4,534
Tekken Corp.	800	22,075
Ten Allied Co. Ltd.*	800	3,425
Tenma Corp.	1,100	19,732
Terumo Corp.	11,000	630,899
T-Gaia Corp.	2,000	51,122
THK Co. Ltd.	5,300	151,989
Tigers Polymer Corp.	600	4,157
TIS, Inc.	2,300	105,948
Titan Kogyo Ltd.	100	2,221
TKC Corp.	900	33,573
Toa Corp./Hyogo	1,000	11,010
Toa Corp./Tokyo	1,100	28,286
TOA ROAD Corp.	200	6,846
Toabo Corp.	400	2,038
Toagosei Co. Ltd.	6,500	75,148
Tobishima Corp.	8,000	14,018
Tobu Railway Co. Ltd.	6,800	208,210
Tobu Store Co. Ltd.	100	2,777
TOC Co. Ltd.	4,700	34,258
Tocalo Co. Ltd.	2,400	25,124
Tochigi Bank Ltd. (The)	6,000	20,810
Toda Corp.	14,000	121,899
Toda Kogyo Corp.	100	2,575
Toei Co. Ltd.	500	51,258
Toenec Corp.	200	6,006
Toho Bank Ltd. (The)	10,000	36,219
Toho Co. Ltd./Kobe	400	9,596
Toho Co. Ltd./Tokyo	5,400	181,195
Toho Gas Co. Ltd.	4,200	145,482
Toho Holdings Co. Ltd.	3,700	90,332
Toho Titanium Co. Ltd.	2,100	19,328
Toho Zinc Co. Ltd.	700	25,922
Tohoku Bank Ltd. (The)	600	7,473
Tohoku Electric Power Co., Inc.	11,300	138,092
Tohto Suisan Co. Ltd.	200	3,409
Tokai Carbon Co. Ltd.	6,400	115,092
TOKAI Holdings Corp.	2,000	19,365
Tokai Rika Co. Ltd.	2,900	55,111
Tokai Senko KK	100	1,291
Tokai Tokyo Financial Holdings, Inc.	9,600	61,390
Token Corp.	520	45,934
Tokio Marine Holdings, Inc.	169,600	7,954,955
Tokushu Tokai Paper Co. Ltd.	800	31,468
Tokuyama Corp.	2,200	70,641
Tokyo Broadcasting System Holdings, Inc.	3,700	83,147
Tokyo Century Corp.	1,400	79,411
Tokyo Dome Corp.	4,500	40,238
Tokyo Electric Power Co. Holdings, Inc.*	49,500	230,700
Tokyo Electron Ltd.	4,400	755,887
Tokyo Energy & Systems, Inc.	1,000	11,489
Tokyo Gas Co. Ltd.	9,000	239,033
Tokyo Individualized Educational Institute, Inc.	900	7,942
Tokyo Keiki, Inc.	800	8,982
Tokyo Kikai Seisakusho Ltd.*	300	1,233
Tokyo Kiraboshi Financial Group, Inc.	1,451	34,874
Tokyo Ohka Kogyo Co. Ltd.	1,300	50,196
Tokyo Rakutenchi Co. Ltd.	200	10,387
Tokyo Rope Manufacturing Co. Ltd.	800	12,768
Tokyo Sangyo Co. Ltd.	1,000	5,564
Tokyo Seimitsu Co. Ltd.	100	3,310
Tokyo Steel Manufacturing Co. Ltd.	3,800	33,773
Tokyo Tatemono Co. Ltd.	7,591	104,285
Tokyo Tekko Co. Ltd.	400	5,741
Tokyo Theatres Co., Inc.	400	5,138
Tokyotokeiba Co. Ltd.	800	34,611
Tokyu Construction Co. Ltd.	4,940	48,055
Tokyu Corp.	18,000	310,202
Tokyu Fudosan Holdings Corp.	22,174	156,619
Toli Corp.	3,000	8,996
Tomato Bank Ltd.	400	5,510
Tomen Devices Corp.	100	2,532
Tomoe Corp.	1,800	7,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tomoe Engineering Co. Ltd.	400	$8,310
Tomoegawa Co. Ltd.	2,000	4,588
Tomoku Co. Ltd.	800	14,719
TOMONY Holdings, Inc.	9,400	40,329
Tomy Co. Ltd.	3,700	30,746
Tonami Holdings Co. Ltd.	200	11,904
Top Culture Co. Ltd.	400	1,514
Topcon Corp.	2,800	48,051
Toppan Forms Co. Ltd.	2,600	26,325
Toppan Printing Co. Ltd.	1,000	7,840
Topre Corp.	2,500	62,977
Topy Industries Ltd.	1,000	27,774
Toray Industries, Inc.	54,000	426,284
Torigoe Co. Ltd. (The)	1,200	10,741
Torii Pharmaceutical Co. Ltd.	800	19,452
Torishima Pump Manufacturing Co. Ltd.	1,500	14,063
Tose Co. Ltd.	300	2,951
Toshiba Machine Co. Ltd.	7,000	33,446
Toshiba Plant Systems & Services Corp.	2,000	45,775
Toshiba TEC Corp.	7,000	42,677
Tosho Printing Co. Ltd.	500	4,471
Tosoh Corp.	10,700	165,939
Totetsu Kogyo Co. Ltd.	1,000	31,884
TOTO Ltd.	5,400	250,698
Totoku Electric Co. Ltd.	100	2,344
Tottori Bank Ltd. (The)	300	4,606
Toukei Computer Co. Ltd.	200	5,492
Tow Co. Ltd.	600	4,411
Towa Bank Ltd. (The)	1,300	13,339
Towa Corp.	1,200	12,107
Towa Pharmaceutical Co. Ltd.	600	32,137
Toyo Construction Co. Ltd.	3,600	15,998
Toyo Corp.	1,600	13,035
Toyo Denki Seizo KK	400	6,763
Toyo Engineering Corp. (x)	1,600	10,969
Toyo Ink SC Holdings Co. Ltd.	200	5,221
Toyo Kanetsu KK	600	21,894
Toyo Logistics Co. Ltd.	1,000	3,234
Toyo Machinery & Metal Co. Ltd.	1,000	6,097
Toyo Securities Co. Ltd.	4,000	9,466
Toyo Seikan Group Holdings Ltd.	4,800	84,368
Toyo Shutter Co. Ltd.	200	1,223
Toyo Sugar Refining Co. Ltd.	200	2,233
Toyo Suisan Kaisha Ltd.	900	32,069
Toyo Tanso Co. Ltd.	700	20,517
Toyo Tire & Rubber Co. Ltd.	5,000	73,206
Toyo Wharf & Warehouse Co. Ltd.	300	4,625
Toyobo Co. Ltd.	1,700	28,299
Toyoda Gosei Co. Ltd.	2,400	60,891
Toyota Boshoku Corp.	1,800	33,150
Toyota Industries Corp.	5,700	319,713
Toyota Motor Corp.	80,180	5,192,527
Toyota Tsusho Corp.	7,800	261,374
TPR Co. Ltd.	1,500	34,968
Transcosmos, Inc.	1,600	38,398
Trend Micro, Inc.	3,400	194,084
Trusco Nakayama Corp.	1,400	34,989
TS Tech Co. Ltd. (x)	2,300	96,080
TSI Holdings Co. Ltd.	4,825	34,123
Tsubakimoto Chain Co.	6,000	47,690
Tsubakimoto Kogyo Co. Ltd.	200	6,955
Tsudakoma Corp.*	300	4,761
Tsugami Corp.	3,000	26,636
Tsukamoto Corp. Co. Ltd.	200	2,220
Tsukishima Kikai Co. Ltd.	2,000	28,542
Tsukuba Bank Ltd.	5,400	12,632
Tsumura & Co. (x)	2,700	87,305
Tsuruha Holdings, Inc.	1,400	175,640
Tsutsumi Jewelry Co. Ltd.	500	8,296
TV Asahi Holdings Corp.	3,000	65,926
Tv Tokyo Holdings Corp.	500	15,287
TYK Corp. (x)	1,000	3,459
UACJ Corp. (x)	1,226	26,443
Ube Industries Ltd.	100	2,600
Uchida Yoko Co. Ltd.	400	13,910
Ueki Corp.	100	2,395
UKC Holdings Corp.	700	14,276
Ulvac, Inc.	1,200	45,956
Unicafe, Inc.	300	3,197
Unicharm Corp.	15,000	451,565
Uniden Holdings Corp.	3,000	8,508
Union Tool Co.	800	25,037
Unipres Corp.	1,600	31,374
United Arrows Ltd.	1,100	41,133
United Super Markets Holdings, Inc.	3,520	45,560
Unitika Ltd.*	2,900	16,528
U-Shin Ltd.*	1,400	8,953
Ushio, Inc.	6,300	80,176
USS Co. Ltd.	9,100	173,263
Utoc Corp.	900	4,186
Valor Holdings Co. Ltd.	2,400	54,778
Vital KSK Holdings, Inc.	2,300	23,973
Wacoal Holdings Corp.	500	14,587
Wacom Co. Ltd.	8,000	45,522
Wakachiku Construction Co. Ltd.	700	10,394
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,683
Warabeya Nichiyo Holdings Co. Ltd.	700	16,072
Watabe Wedding Corp.	300	1,439
WATAMI Co. Ltd.	1,400	18,373
Weathernews, Inc.	300	9,118
Welcia Holdings Co. Ltd. (x)	2,000	106,399
West Japan Railway Co.	6,000	442,433
Wood One Co. Ltd.	400	5,152
Xebio Holdings Co. Ltd.	1,400	22,319
YAC Holdings Co. Ltd.	500	4,087
Yahagi Construction Co. Ltd.	1,700	13,604
Yahoo Japan Corp. (x)	50,100	166,525
Yaizu Suisankagaku Industry Co. Ltd.	600	6,720
Yakult Honsha Co. Ltd.	4,300	287,405
YAMABIKO Corp.	2,000	24,008
Yamada Denki Co. Ltd.	21,580	107,398
Yamada SxL Home Co. Ltd.*	6,000	3,902
Yamagata Bank Ltd. (The)	1,400	29,767
Yamaguchi Financial Group, Inc.	1,000	11,272
Yamaha Corp.	4,800	249,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yamaha Motor Co. Ltd.	10,000	$251,637
Yamaichi Electronics Co. Ltd.	1,200	16,442
Yamanashi Chuo Bank Ltd. (The)	7,000	26,618
Yamashita Health Care Holdings, Inc.	100	1,337
Yamatane Corp.	600	12,459
Yamato Corp.	1,000	6,250
Yamato Holdings Co. Ltd.	11,700	344,929
Yamato International, Inc.	700	3,914
Yamato Kogyo Co. Ltd.	1,200	36,255
Yamaura Corp.	500	4,024
Yamaya Corp.	110	3,299
Yamazaki Baking Co. Ltd.	6,000	157,160
Yamazawa Co. Ltd.	300	5,054
Yamazen Corp.	4,700	44,956
Yaoko Co. Ltd.	1,000	55,187
Yaskawa Electric Corp. (x)	7,600	268,744
Yasuda Logistics Corp.	1,000	8,138
Yellow Hat Ltd.	1,100	32,538
Yodogawa Steel Works Ltd.	1,800	45,994
Yokogawa Bridge Holdings Corp.	2,000	47,491
Yokogawa Electric Corp.	8,800	156,741
Yokohama Reito Co. Ltd.	2,600	23,695
Yokohama Rubber Co. Ltd. (The)	5,000	104,006
Yokowo Co. Ltd.	1,000	16,899
Yomeishu Seizo Co. Ltd.	500	11,177
Yomiuri Land Co. Ltd.	200	8,364
Yondenko Corp.	200	4,830
Yondoshi Holdings, Inc.	900	22,030
Yorozu Corp.	700	10,780
Yoshinoya Holdings Co. Ltd.	3,000	59,856
Yuasa Trading Co. Ltd.	1,200	38,315
Yuken Kogyo Co. Ltd.	200	4,558
Yurtec Corp.	2,000	16,421
Yushin Precision Equipment Co. Ltd.	1,200	13,938
Yushiro Chemical Industry Co. Ltd.	600	9,180
Zappallas, Inc.*	1,000	3,387
Zenkoku Hosho Co. Ltd.	2,400	109,037
Zenrin Co. Ltd.	2,550	61,772
Zensho Holdings Co. Ltd. (x)	4,600	116,875
Zeon Corp.	7,000	82,825
Zeria Pharmaceutical Co. Ltd.	1,100	23,815
Zuken, Inc.	800	13,014

		191,306,613

Jersey (0.1%)
Randgold Resources Ltd.	6,151	472,455

Mexico (0.4%)
Fibra Uno Administracion SA de CV (REIT)	1,569,000	2,278,418
Fresnillo plc	12,042	181,730
Grupo Televisa SAB (ADR)	79,311	1,502,944

		3,963,092

Netherlands (4.7%)
ASML Holding NV	64,544	12,791,050
Heineken NV	45,231	4,543,642
ING Groep NV	333,221	4,797,262
Koninklijke Ahold Delhaize NV	101,540	2,431,450
Koninklijke Philips NV	80,686	3,432,150
Royal Dutch Shell plc, Class A	272,578	9,457,428
Royal Dutch Shell plc, Class B	220,174	7,884,743

		45,337,725

New Zealand (0.0%)
Fletcher Building Ltd.	17,976	84,741
SKYCITY Entertainment Group Ltd.	12,612	34,534
Spark New Zealand Ltd.	15,442	39,083
Trade Me Group Ltd.	13,185	41,665

		200,023

Norway (0.2%)
Equinor ASA	85,259	2,265,380

South Africa (0.1%)
Anglo American plc	59,160	1,323,239

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	1,210,263	8,584,658
Banco Santander SA	1,383,735	7,420,331
Iberdrola SA	505,129	3,907,429
Industria de Diseno Textil SA	99,382	3,395,866
Telefonica SA	398,486	3,387,297

		26,695,581

Sweden (1.0%)
Atlas Copco AB, Class A	160,163	4,663,579
Epiroc AB, Class A*	160,163	1,680,712
Investor AB, Class B	77,776	3,168,612

		9,512,903

Switzerland (2.3%)
Cie Financiere Richemont SA (Registered)	52,829	4,487,504
Coca-Cola HBC AG*	12,700	424,217
Ferguson plc	15,092	1,224,902
Glencore plc*	705,282	3,369,481
LafargeHolcim Ltd. (Registered)*	58,409	2,853,506
Nestle SA (Registered)	30,345	2,356,387
Novartis AG (Registered)	69,937	5,316,427
UBS Group AG (Registered)*	145,622	2,253,516

		22,285,940

United Kingdom (16.2%)
3i Group plc	57,066	678,268
Admiral Group plc	12,783	321,802
Ashtead Group plc	31,278	938,275
Associated British Foods plc	21,885	790,809
AstraZeneca plc	75,907	5,262,364
Aviva plc	239,756	1,594,747
BAE Systems plc	190,736	1,628,150
Barclays plc	1,017,590	2,538,203
Barratt Developments plc	63,007	428,573
BP plc	1,920,996	14,661,260
British American Tobacco plc	264,068	13,347,693
British Land Co. plc (The) (REIT)	66,861	593,148
BT Group plc	501,907	1,442,689
Bunzl plc	21,022	636,720
Burberry Group plc	26,989	769,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Centrica plc	334,294	$695,527
Compass Group plc	94,666	2,022,080
ConvaTec Group plc (m)	529,417	1,484,035
CYBG plc (CHDI)	42,653	177,713
Diageo plc	284,162	10,208,120
Direct Line Insurance Group plc	89,880	406,745
easyJet plc	16,309	360,093
Experian plc	55,638	1,376,412
GlaxoSmithKline plc	289,627	5,847,434
GVC Holdings plc	31,540	437,478
Hargreaves Lansdown plc	15,090	392,625
HSBC Holdings plc	1,178,449	11,053,219
Imperial Brands plc	57,213	2,130,803
Informa plc	71,594	788,960
InterContinental Hotels Group plc	11,952	744,516
International Consolidated Airlines Group SA	98,321	861,601
Intertek Group plc	10,157	766,213
ITV plc	247,389	568,095
J Sainsbury plc	94,446	400,360
Janus Henderson Group plc (CHDI)	4,692	144,587
Johnson Matthey plc	12,801	611,398
Kingfisher plc	137,895	540,501
Land Securities Group plc (REIT)	44,850	566,397
Legal & General Group plc	372,335	1,307,095
Liberty Global plc, Class A*	45,159	1,243,679
Liberty Global plc, Class C*	40,834	1,086,593
Lloyds Banking Group plc	3,622,400	3,014,208
London Stock Exchange Group plc	18,741	1,105,832
Marks & Spencer Group plc	108,582	422,881
Melrose Industries plc	281,563	790,378
Mondi plc	21,964	594,523
National Grid plc	203,143	2,247,733
NatWest Markets plc*	148,548	502,074
Next plc	8,823	704,471
Ocado Group plc*	31,500	427,154
Pearson plc	54,130	632,227
Persimmon plc	19,330	646,188
Prudential plc	154,948	3,546,924
Quilter plc (m)*	101	193
Reckitt Benckiser Group plc	123,656	10,181,736
RELX plc	63,637	1,362,655
Rolls-Royce Holdings plc*	626,418	8,169,599
Rolls-Royce Holdings plc (Preference), Class C (q)(r)*	24,879,928	32,835
Rolls-Royce plc (Preference) (q)(r)*	44,475,678	58,697
RSA Insurance Group plc	61,051	547,407
Sage Group plc (The)	64,806	537,627
Schroders plc	7,268	302,914
Severn Trent plc	14,862	388,262
Sky plc	65,046	1,254,617
Smith & Nephew plc	55,099	1,016,582
SSE plc	62,909	1,124,977
St James’s Place plc	34,729	525,940
Standard Chartered plc	161,487	1,476,086
Standard Life Aberdeen plc	128,830	553,766
Taylor Wimpey plc	214,642	506,777
Tesco plc	586,759	1,987,821
Unilever NV (CVA)	134,016	7,478,538
Unilever plc	69,246	3,830,960
United Utilities Group plc	46,175	465,090
Vodafone Group plc	1,596,859	3,873,923
Weir Group plc (The)	70,151	1,851,636
Whitbread plc	11,968	625,315
WPP plc	73,370	1,155,183

		155,798,074

United States (4.9%)
Carnival plc	11,303	648,448
Las Vegas Sands Corp.	231,401	17,669,781
News Corp. (CHDI), Class B (x)	2,956	46,158
ResMed, Inc. (CHDI) (x)	30,314	316,318
Schlumberger Ltd.	179,970	12,063,389
Shire plc	133,845	7,533,779
Sims Metal Management Ltd.	6,823	81,194
Transocean Ltd.*	53,378	717,400
Wynn Resorts Ltd.	47,494	7,947,646

		47,024,113

Total Common Stocks (91.0%) (Cost $750,824,263)		875,504,657

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18* (Cost $—)	1,247,832	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $75,105, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $76,595. (xx)	$75,093	75,093
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $6,002,543, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $6,325,726. (xx)	6,000,000	6,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $30,774, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $31,385. (xx)	$30,769	$30,769
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $53,372, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $54,430. (xx)	53,363	53,363
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $53,456, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $54,516. (xx)	53,447	53,447
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $83,002, collateralized by various Common Stocks; total market value $92,298. (xx)	82,987	82,987
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $319,009, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $325,355. (xx)	318,954	318,954
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Common Stocks; total market value $111,289. (xx)	100,000	100,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Common Stocks; total market value $111,289. (xx)	100,000	100,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $2,000,751, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $2,040,001. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		8,814,613

Total Short-Term Investments (0.9%) (Cost $8,814,613)		8,814,613

Total Investments in Securities (91.9%) (Cost $759,638,876)		884,319,270
Other Assets Less Liabilities (8.1%)		78,103,338

Net Assets (100%)		$962,422,608

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $2,930,945 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $8,889,705. This was secured by cash collateral of $8,814,613 which was subsequently invested in joint repurchase agreements with a total value of $8,814,613, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $484,351 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/12/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
TWD	— New Taiwan Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$148,616,300	15.5%
Consumer Discretionary	128,885,242	13.4
Industrials	115,982,780	12.1
Consumer Staples	114,879,467	11.9
Health Care	106,166,579	11.0
Energy	69,311,404	7.2
Materials	68,447,186	7.1
Information Technology	59,805,868	6.2
Telecommunication Services	28,040,615	2.9
Utilities	20,918,770	2.2
Real Estate	14,450,446	1.5
Repurchase Agreements	8,814,613	0.9
Cash and Other	78,103,338	8.1

		100.0%

Investments in companies which were affiliates for six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	179,577	5,547,614	—	(205,746)	41,704	(976,516)	4,407,056	230,513	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	857	9/2018	EUR	33,937,284	(744,069)
FTSE 100 Index	212	9/2018	GBP	21,268,008	(133,550)
SPI 200 Index	73	9/2018	AUD	8,303,435	95,276
TOPIX Index	132	9/2018	JPY	20,631,893	(514,203)

					(1,296,546)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,060,091	USD	810,614	Citibank NA	9/21/2018	(25,902)
EUR	2,645,643	USD	3,153,024	HSBC Bank plc	9/21/2018	(44,353)
GBP	1,219,165	USD	1,643,691	Citibank NA	9/21/2018	(28,845)
JPY	189,885,761	USD	1,738,500	Citibank NA	9/21/2018	(13,592)

Net unrealized depreciation						(112,692)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following in (USD): AUD 7,336,679, CAD 738, CHF 679, EUR 29,764,171, GBP 18,800,752, JPY 19,002,157 and TWD 76.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,631,714	$99,253,528	$—	$128,885,242
Consumer Staples	612,729	114,266,738	—	114,879,467
Energy	12,780,789	56,530,615	—	69,311,404
Financials	11,297,453	137,318,847	—	148,616,300
Health Care	5,854,991	100,311,588	—	106,166,579
Industrials	—	115,891,248	91,532	115,982,780
Information Technology	8,830,671	50,975,197	—	59,805,868
Materials	7,122,430	61,324,756	—	68,447,186
Real Estate	2,278,418	12,172,028	—	14,450,446
Telecommunication Services	—	28,040,615	—	28,040,615
Utilities	—	20,918,770	—	20,918,770
Futures	95,276	—	—	95,276
Rights
Financials	—	— (a)	—	— (a)
Short-Term Investments
Repurchase Agreements	—	8,814,613	—	8,814,613

Total Assets	$78,504,471	$805,818,543	$91,532	$884,414,546

Liabilities:
Forward Currency Contracts	$—	$(112,692)	$—	$(112,692)
Futures	(1,391,822)	—	—	(1,391,822)

Total Liabilities	$(1,391,822)	$(112,692)	$—	$(1,504,514)

Total	$77,112,649	$805,705,851	$91,532	$882,910,032

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$95,276	*

Total		$95,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(112,692)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,391,822)*

Total		$(1,504,514)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$27,496	$27,496
Equity contracts	1,158,810	—	1,158,810

Total	$1,158,810	$27,496	$1,186,306

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(223,677)	$(223,677)
Equity contracts	(1,675,476)	—	(1,675,476)

Total	$(1,675,476)	$(223,677)	$(1,899,153)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $10,563,000 and futures contracts with an average notional balance of approximately $90,862,000 during the six months ended June 30, 2018

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA.	$68,339	$—	$—	$68,339
HSBC Bank plc	44,353	—	—	44,353

Total	$112,692	$—	$—	$112,692

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,341,807
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,236,808

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,455,012
Aggregate gross unrealized depreciation	(86,447,512)

Net unrealized appreciation	$117,007,500

Federal income tax cost of investments in securities and derivative instruments, if applicable	$765,902,532

For the six months ended June 30, 2018, the Portfolio incurred approximately $6,877 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $3,874,218)	$4,407,056
Unaffiliated Issuers (Cost $746,950,045)	871,097,601
Repurchase Agreements (Cost $8,814,613)	8,814,613
Cash	5,605,882
Foreign cash (Cost $77,261,938)	74,905,252
Cash held as collateral at broker	4,147,280
Dividends, interest and other receivables	3,189,422
Receivable for securities sold	916,921
Due from broker for futures variation margin	573,522
Receivable from Separate Accounts for Portfolio shares sold	55,405
Securities lending income receivable	27,435
Other assets	10,980

Total assets	973,751,369

LIABILITIES
Payable for return of collateral on securities loaned	8,814,613
Payable for securities purchased	882,232
Investment management fees payable	482,449
Payable to Separate Accounts for Portfolio shares redeemed	320,007
Due to Custodian	301,648
Distribution fees payable – Class IB	149,458
Unrealized depreciation on forward foreign currency contracts	112,692
Administrative fees payable	97,793
Distribution fees payable – Class IA	4,446
Trustees’ fees payable	1,459
Accrued expenses	161,964

Total liabilities	11,328,761

NET ASSETS	$962,422,608

Net assets were comprised of:
Paid in capital	$942,848,436
Accumulated undistributed net investment income (loss)	7,295,671
Accumulated undistributed net realized gain (loss)	(108,578,850)
Net unrealized appreciation (depreciation)	120,857,351

Net assets	$962,422,608

Class IA
Net asset value, offering and redemption price per share, $21,329,792 / 1,560,813 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.67

Class IB
Net asset value, offering and redemption price per share, $715,649,119 / 52,356,093 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.67

Class K
Net asset value, offering and redemption price per share, $225,443,697 / 16,433,236 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.72

(x)	Includes value of securities on loan of $8,889,705.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($230,513 of dividend income received from affiliates) (net of $1,688,856 foreign withholding tax)	$17,169,543
Interest	61,196
Securities lending (net)	168,669

Total income	17,399,408

EXPENSES
Investment management fees	3,012,650
Distribution fees – Class IB	933,956
Administrative fees	607,573
Custodian fees	192,513
Professional fees	49,490
Printing and mailing expenses	37,608
Distribution fees – Class IA	27,549
Trustees’ fees	11,170
Miscellaneous	35,826

Total expenses	4,908,335

NET INVESTMENT INCOME (LOSS)	12,491,073

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($41,704 of realized gain (loss) from affiliates)	10,598,151
Futures contracts	1,158,810
Forward foreign currency contracts	27,496
Foreign currency transactions	324,270

Net realized gain (loss)	12,108,727

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(976,516) of change in unrealized appreciation (depreciation) from affiliates)	(42,433,772)
Futures contracts	(1,675,476)
Forward foreign currency contracts	(223,677)
Foreign currency translations	(1,528,154)

Net change in unrealized appreciation (depreciation)	(45,861,079)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(33,752,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,261,279)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,491,073	$16,504,868
Net realized gain (loss)	12,108,727	27,714,251
Net change in unrealized appreciation (depreciation)	(45,861,079)	165,305,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,261,279)	209,524,672

DIVIDENDS:
Dividends from net investment income
Class IA	—	(410,493)
Class IB	—	(14,042,392)
Class K	—	(4,944,222)

TOTAL DIVIDENDS	—	(19,397,107)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 52,831 and 74,732 shares, respectively ]	736,973	957,184
Capital shares issued in reinvestment of dividends [ 0 and 29,830 shares, respectively ]	—	410,493
Capital shares repurchased [ (97,652) and (200,367) shares, respectively ]	(1,368,062)	(2,595,876)

Total Class IA transactions	(631,089)	(1,228,199)

Class IB
Capital shares sold [ 601,266 and 1,318,217 shares, respectively ]	8,454,475	17,164,186
Capital shares issued in reinvestment of dividends [ 0 and 1,020,207 shares, respectively ]	—	14,042,392
Capital shares repurchased [ (3,221,167) and (7,421,297) shares, respectively ]	(45,256,595)	(97,305,830)

Total Class IB transactions	(36,802,120)	(66,099,252)

Class K
Capital shares sold [ 21,866 and 89,945 shares, respectively ]	310,809	1,117,644
Capital shares issued in reinvestment of dividends [ 0 and 358,387 shares, respectively ]	—	4,944,222
Capital shares repurchased [ (884,079) and (2,277,859) shares, respectively ]	(12,444,289)	(29,723,081)

Total Class K transactions	(12,133,480)	(23,661,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,566,689)	(90,988,666)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,827,968)	99,138,899
NET ASSETS:
Beginning of period	1,033,250,576	934,111,677

End of period (a)	$962,422,608	$1,033,250,576

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,295,671	$(5,195,402)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.98	$11.54	$11.51	$11.90	$13.04	$11.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.21	0.21	0.20	0.22	0.14	##
Net realized and unrealized gain (loss)	(0.48)	2.49	(0.13)	(0.58)	(1.15)	1.99

Total from investment operations	(0.31)	2.70	0.08	(0.38)	(0.93)	2.13

Less distributions:
Dividends from net investment income	—	(0.26)	(0.05)	(0.01)	(0.21)	(0.14)

Net asset value, end of period	$13.67	$13.98	$11.54	$11.51	$11.90	$13.04

Total return (b)	(2.22)%	23.41%	0.74%	(3.17)%	(7.13)%	19.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,330	$22,439	$19,635	$20,886	$22,830	$25,950
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04%	1.05%	1.02%	1.01%	1.02%	1.03%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.05%	1.02%	1.01%	1.02%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.05%	1.02%	1.01%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.44%	1.57%	1.88%	1.61%	1.69%	1.20	%(aa)
After waivers, reimbursements and fees paid indirectly (a)(f)	2.44%	1.57%	1.88%	1.61%	1.69%	1.20	%(aa)
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.44%	1.57%	1.87%	1.61%	1.69%	1.20	%(aa)
Portfolio turnover rate (z)^	5%	4%	6%	12%	7%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.98	$11.54	$11.51	$11.90	$13.05	$11.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.21	0.21	0.20	0.22	0.14	##
Net realized and unrealized gain (loss)	(0.48)	2.49	(0.13)	(0.58)	(1.16)	1.99

Total from investment operations	(0.31)	2.70	0.08	(0.38)	(0.94)	2.13

Less distributions:
Dividends from net investment income	—	(0.26)	(0.05)	(0.01)	(0.21)	(0.14)

Net asset value, end of period	$13.67	$13.98	$11.54	$11.51	$11.90	$13.05

Total return (b)	(2.22)%	23.41%	0.74%	(3.17)%	(7.20)%	19.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$715,649	$768,470	$693,243	$748,925	$824,055	$972,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04%	1.04%	1.02%	1.01%	1.02%	1.03%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.02%	1.01%	1.02%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.02%	1.01%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.43%	1.59%	1.88%	1.60%	1.69%	1.21	%(bb)
After waivers, reimbursements and fees paid indirectly (a)(f)	2.43%	1.59%	1.88%	1.60%	1.69%	1.21	%(bb)
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.43%	1.59%	1.87%	1.60%	1.69%	1.21	%(bb)
Portfolio turnover rate (z)^	5%	4%	6%	12%	7%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.01	$11.57	$11.54	$11.90	$13.04	$11.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.24	0.24	0.23	0.25	0.17	##
Net realized and unrealized gain (loss)	(0.48)	2.49	(0.13)	(0.58)	(1.15)	1.99

Total from investment operations	(0.29)	2.73	0.11	(0.35)	(0.90)	2.16

Less distributions:
Dividends from net investment income	—	(0.29)	(0.08)	(0.01)	(0.24)	(0.17)

Net asset value, end of period	$13.72	$14.01	$11.57	$11.54	$11.90	$13.04

Total return (b)	(2.07)%	23.64%	0.99%	(2.92)%	(6.89)%	19.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225,444	$242,342	$221,234	$252,048	$287,258	$326,425
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.79%	0.79%	0.77%	0.76%	0.77%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.79%	0.77%	0.76%	0.77%	0.78%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.79%	0.77%	0.76%	0.77%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.68%	1.84%	2.13%	1.86%	1.94%	1.46	%(cc)
After waivers, reimbursements and fees paid indirectly (a)(f)	2.68%	1.84%	2.13%	1.86%	1.94%	1.46	%(cc)
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.68%	1.84%	2.13%	1.86%	1.94%	1.46	%(cc)
Portfolio turnover rate (z)^	5%	4%	6%	12%	7%	12%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11 and $0.14 for Class IA, Class IB and K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.97% for income after waivers and reimbursements, 0.97% after waivers, reimbursements, and fees paid indirectly, and 0.97% before waivers, reimbursements, and fees paid indirectly.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.98% for income after waiver and reimbursement, 0.98% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursements, and fees paid indirectly.

(cc)

Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be 1.23% for income after waivers and reimbursements, 1.23% after waivers, reimbursements, and fees paid indirectly, and 1.23% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	20.1%
Financials	11.9
Consumer Discretionary	11.1
Health Care	10.7
Exchange Traded Funds	9.4
Industrials	7.7
Energy	6.1
Consumer Staples	5.2
Investment Company	4.8
Materials	2.3
Repurchase Agreements	1.9
Real Estate	1.8
Utilities	1.8
Telecommunication Services	1.8
Closed End Fund	0.1
Cash and Other	3.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,026.27	$4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.50	4.34
Class IB
Actual	1,000.00	1,026.27	4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.50	4.34
Class K
Actual	1,000.00	1,027.17	3.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.74	3.09

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.87%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.5%)
Aptiv plc	134,895	$12,360,429
BorgWarner, Inc.	10,594	457,237
Goodyear Tire & Rubber Co. (The)	12,985	302,421

		13,120,087

Automobiles (0.2%)
Ford Motor Co.	219,036	2,424,729
General Motors Co.	71,759	2,827,304
Harley-Davidson, Inc.	9,521	400,644

		5,652,677

Distributors (0.1%)
Genuine Parts Co.	8,454	775,993
LKQ Corp.*	17,537	559,430

		1,335,423

Diversified Consumer Services (0.0%)
H&R Block, Inc.	11,341	258,348

Hotels, Restaurants & Leisure (1.8%)
Aramark	95,073	3,527,208
Carnival Corp.	22,773	1,305,121
Chipotle Mexican Grill, Inc.*	7,928	3,419,901
Darden Restaurants, Inc.	7,103	760,447
Domino’s Pizza Group plc	390,695	1,788,685
Hilton Worldwide Holdings, Inc.	68,646	5,434,017
Marriott International, Inc., Class A	16,547	2,094,850
McDonald’s Corp.	44,203	6,926,168
MGM Resorts International	28,140	816,904
Norwegian Cruise Line Holdings Ltd.*	11,132	525,987
Royal Caribbean Cruises Ltd.	9,426	976,534
Starbucks Corp.	251,312	12,276,591
Wynn Resorts Ltd.	12,428	2,079,702
Yum! Brands, Inc.	51,476	4,026,453

		45,958,568

Household Durables (0.5%)
DR Horton, Inc.	19,666	806,306
Garmin Ltd.	6,066	370,026
Leggett & Platt, Inc.	7,315	326,542
Lennar Corp., Class A	15,715	825,038
Mohawk Industries, Inc.*	3,513	752,731
Newell Brands, Inc.	76,184	1,964,785
PulteGroup, Inc.	15,561	447,379
TRI Pointe Group, Inc. (x)*	300,342	4,913,594
Whirlpool Corp.	22,261	3,255,226

		13,661,627

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	24,982	42,464,403
Booking Holdings, Inc.*	4,129	8,369,855
Expedia Group, Inc.	30,719	3,692,117
Netflix, Inc.*	24,443	9,567,723
TripAdvisor, Inc.*	6,459	359,831

		64,453,929

Leisure Products (0.2%)
Acushnet Holdings Corp.	82,651	2,021,643
Callaway Golf Co.	100,243	1,901,610
Hasbro, Inc.	6,683	616,908
Mattel, Inc. (x)	19,217	315,543

		4,855,704

Media (2.5%)
CBS Corp. (Non-Voting), Class B	19,185	1,078,581
Charter Communications, Inc., Class A*	29,422	8,626,825
Comcast Corp., Class A	536,990	17,618,642
Discovery, Inc., Class A (x)*	8,250	226,875
Discovery, Inc., Class C*	19,216	490,008
DISH Network Corp., Class A*	13,096	440,157
Interpublic Group of Cos., Inc. (The)	21,587	505,999
News Corp., Class A	21,191	328,460
News Corp., Class B	8,374	132,728
Omnicom Group, Inc.	12,802	976,409
Twenty-First Century Fox, Inc., Class A	59,272	2,945,226
Twenty-First Century Fox, Inc., Class B	420,722	20,728,972
Viacom, Inc., Class B	19,996	603,079
Walt Disney Co. (The)	83,590	8,761,068

		63,463,029

Multiline Retail (0.3%)
Dollar General Corp.	14,104	1,390,654
Dollar Tree, Inc.*	13,304	1,130,840
Kohl’s Corp.	9,433	687,666
Macy’s, Inc.	17,803	666,366
Nordstrom, Inc.	6,973	361,062
Target Corp.	29,973	2,281,545

		6,518,133

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	4,326	587,038
AutoZone, Inc.*	1,517	1,017,801
Best Buy Co., Inc.	13,767	1,026,743
CarMax, Inc.*	54,130	3,944,453
Foot Locker, Inc.	6,439	339,013
Gap, Inc. (The)	11,505	372,647
Home Depot, Inc. (The)	132,318	25,815,243
L Brands, Inc.	12,926	476,711
Lowe’s Cos., Inc.	46,213	4,416,576
O’Reilly Automotive, Inc.*	22,049	6,031,945
Ross Stores, Inc.	21,101	1,788,310
Tiffany & Co.	5,749	756,568
TJX Cos., Inc. (The)	35,134	3,344,054
Tractor Supply Co.	6,515	498,332
Ulta Beauty, Inc.*	3,203	747,772

		51,163,206

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc. (x)	19,860	437,317
Michael Kors Holdings Ltd.*	8,493	565,634
NIKE, Inc., Class B	119,557	9,526,302
PVH Corp.	4,281	640,951
Ralph Lauren Corp.	3,255	409,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tapestry, Inc.	16,108	$752,405
Under Armour, Inc., Class A (x)*	11,298	253,979
Under Armour, Inc., Class C*	11,167	235,400
VF Corp.	18,304	1,492,142

		14,313,349

Total Consumer Discretionary		284,754,080

Consumer Staples (5.2%)
Beverages (0.9%)
Brown-Forman Corp., Class B	14,677	719,320
Coca-Cola Co. (The)	215,125	9,435,382
Constellation Brands, Inc., Class A	9,433	2,064,601
Molson Coors Brewing Co., Class B	10,726	729,797
Monster Beverage Corp.*	23,151	1,326,552
PepsiCo, Inc.	79,715	8,678,572

		22,954,224

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	39,514	8,257,635
Kroger Co. (The)	45,724	1,300,848
Sysco Corp.	26,919	1,838,299
US Foods Holding Corp.*	327,441	12,383,818
Walgreens Boots Alliance, Inc.	48,414	2,905,566
Walmart, Inc.	81,364	6,968,827

		33,654,993

Food Products (1.1%)
Archer-Daniels-Midland Co.	31,321	1,435,441
Campbell Soup Co. (x)	10,703	433,900
Conagra Brands, Inc.	21,914	782,987
General Mills, Inc.	33,367	1,476,823
Hershey Co. (The)	7,590	706,325
Hormel Foods Corp. (x)	62,777	2,335,932
JM Smucker Co. (The)	6,147	660,680
Kellogg Co.	14,216	993,272
Kraft Heinz Co. (The)	33,493	2,104,030
McCormick & Co., Inc. (Non-Voting)	6,797	789,064
Mondelez International, Inc., Class A	138,976	5,698,016
Nomad Foods Ltd.*	467,959	8,980,134
Tyson Foods, Inc., Class A	16,575	1,141,189

		27,537,793

Household Products (0.8%)
Church & Dwight Co., Inc.	71,542	3,803,173
Clorox Co. (The)	7,233	978,263
Colgate-Palmolive Co.	48,998	3,175,560
Kimberly-Clark Corp.	19,634	2,068,246
Procter & Gamble Co. (The)	141,744	11,064,537

		21,089,779

Personal Products (0.4%)
Coty, Inc., Class A	27,440	386,904
Estee Lauder Cos., Inc. (The), Class A	74,058	10,567,336

		10,954,240

Tobacco (0.7%)
Altria Group, Inc.	106,582	6,052,792
Philip Morris International, Inc.	140,478	11,342,194

		17,394,986

Total Consumer Staples		133,586,015

Energy (5.6%)
Energy Equipment & Services (1.1%)
Baker Hughes a GE Co.	23,387	772,473
Ensco plc, Class A	265,616	1,928,372
Halliburton Co.	312,592	14,085,395
Helmerich & Payne, Inc.	6,141	391,550
McDermott International, Inc.*	138,716	2,725,769
National Oilwell Varco, Inc.	21,300	924,420
Schlumberger Ltd.	98,995	6,635,635
TechnipFMC plc	24,671	783,058

		28,246,672

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.	28,873	2,114,947
Andeavor	7,850	1,029,763
Apache Corp.	21,683	1,013,680
Cabot Oil & Gas Corp.	25,380	604,044
Cameco Corp.	710,100	7,988,625
Chevron Corp.	119,051	15,051,618
Cimarex Energy Co.	5,290	538,205
Concho Resources, Inc.*	17,873	2,472,730
ConocoPhillips	80,189	5,582,758
Devon Energy Corp.	221,216	9,724,655
Enbridge, Inc.	82,200	2,933,718
EOG Resources, Inc.	45,334	5,640,910
EQT Corp.	14,054	775,500
Exxon Mobil Corp.	238,308	19,715,220
Hess Corp.	14,350	959,872
HollyFrontier Corp.	9,930	679,510
Kinder Morgan, Inc.	106,764	1,886,520
Kosmos Energy Ltd.*	1,532,000	12,669,640
Marathon Oil Corp.	48,222	1,005,911
Marathon Petroleum Corp.	25,983	1,822,967
Newfield Exploration Co.*	11,464	346,786
Noble Energy, Inc.	27,586	973,234
Occidental Petroleum Corp.	62,737	5,249,832
ONEOK, Inc.	23,057	1,610,070
Phillips 66	23,541	2,643,890
Pioneer Natural Resources Co.	9,542	1,805,728
Valero Energy Corp.	24,306	2,693,834
Williams Cos., Inc. (The)	162,701	4,410,824

		113,944,991

Total Energy		142,191,663

Financials (11.5%)
Banks (4.7%)
Bank of America Corp.	530,209	14,946,592
BB&T Corp.	44,296	2,234,290
Citigroup, Inc.	392,058	26,236,521
Citizens Financial Group, Inc.	27,416	1,066,482
Comerica, Inc.	9,692	881,197
Fifth Third Bancorp	37,711	1,082,306
Huntington Bancshares, Inc.	313,805	4,631,762
JPMorgan Chase & Co.	339,210	35,345,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp	59,578	$1,164,154
M&T Bank Corp.	8,167	1,389,615
People’s United Financial, Inc.	19,976	361,366
PNC Financial Services Group, Inc. (The)‡	26,420	3,569,342
Regions Financial Corp.	63,098	1,121,882
SunTrust Banks, Inc.	26,277	1,734,808
SVB Financial Group*	14,254	4,115,985
US Bancorp	87,924	4,397,958
Wells Fargo & Co.	306,372	16,985,264
Zions Bancorp	10,883	573,425

		121,838,632

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	2,975	442,293
Ameriprise Financial, Inc.	8,207	1,147,995
Ares Capital Corp.	360,900	5,936,805
Bank of New York Mellon Corp. (The)	120,092	6,476,562
BlackRock, Inc.‡	6,937	3,461,840
Cboe Global Markets, Inc.	6,290	654,600
Charles Schwab Corp. (The)	67,867	3,468,004
CME Group, Inc.	34,835	5,710,153
E*TRADE Financial Corp.*	14,897	911,101
Franklin Resources, Inc.	17,993	576,676
Goldman Sachs Group, Inc. (The)	19,807	4,368,830
Intercontinental Exchange, Inc.	70,639	5,195,498
Invesco Ltd.	59,621	1,583,534
Jefferies Financial Services, Inc.	17,012	386,853
Moody’s Corp.	56,833	9,693,437
Morgan Stanley	76,610	3,631,314
MSCI, Inc.	4,947	818,382
Nasdaq, Inc.	22,782	2,079,313
Northern Trust Corp.	11,925	1,226,963
Raymond James Financial, Inc.	7,332	655,114
S&P Global, Inc.	14,034	2,861,392
State Street Corp.	58,919	5,484,770
T. Rowe Price Group, Inc.	13,668	1,586,718

		68,358,147

Consumer Finance (0.5%)
American Express Co.	39,979	3,917,942
Capital One Financial Corp.	69,497	6,386,774
Discover Financial Services	19,361	1,363,208
Navient Corp.	61,469	800,941
Synchrony Financial	40,125	1,339,373

		13,808,238

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	176,796	32,998,973

Insurance (2.0%)
Aflac, Inc.	43,689	1,879,501
Allstate Corp. (The)	19,857	1,812,348
American International Group, Inc.	50,358	2,669,981
Aon plc	43,717	5,996,661
Arthur J Gallagher & Co.	10,289	671,666
Assurant, Inc.	2,952	305,502
Assured Guaranty Ltd.	264,276	9,442,582
Brighthouse Financial, Inc.*	5,589	223,951
Chubb Ltd.	50,415	6,403,714
Cincinnati Financial Corp.	8,528	570,182
Everest Re Group Ltd.	2,287	527,108
Hartford Financial Services Group, Inc. (The)	19,952	1,020,146
Lincoln National Corp.	12,146	756,089
Loews Corp.	14,275	689,197
Marsh & McLennan Cos., Inc.	69,058	5,660,684
MetLife, Inc.	57,209	2,494,312
Principal Financial Group, Inc.	14,822	784,825
Progressive Corp. (The)	32,623	1,929,650
Prudential Financial, Inc.	23,722	2,218,244
RenaissanceRe Holdings Ltd.	9,700	1,167,104
Torchmark Corp.	6,041	491,798
Travelers Cos., Inc. (The)	15,203	1,859,935
Unum Group	12,127	448,578
Willis Towers Watson plc	7,558	1,145,793
XL Group Ltd.	14,735	824,423

		51,993,974

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
PennyMac Mortgage Investment Trust (REIT)	341,982	6,494,238

Total Financials		295,492,202

Health Care (10.7%)
Biotechnology (2.9%)
AbbVie, Inc.	85,346	7,907,306
Agios Pharmaceuticals, Inc.*	44,800	3,773,504
Alexion Pharmaceuticals, Inc.*	12,434	1,543,681
Alkermes plc*	122,008	5,021,849
Amgen, Inc.	37,480	6,918,433
Biogen, Inc.*	11,865	3,443,698
Bluebird Bio, Inc.*	18,300	2,872,185
Celgene Corp.*	39,749	3,156,866
Gilead Sciences, Inc.	221,646	15,701,402
Grifols SA (ADR)	352,400	7,576,600
Incyte Corp.*	68,732	4,605,044
Regeneron Pharmaceuticals, Inc.*	4,320	1,490,357
Seattle Genetics, Inc.*	75,000	4,979,250
Ultragenyx Pharmaceutical, Inc.*	27,600	2,121,612
Vertex Pharmaceuticals, Inc.*	14,502	2,464,760

		73,576,547

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	98,604	6,013,858
ABIOMED, Inc.*	2,356	963,722
Align Technology, Inc.*	4,045	1,383,956
Baxter International, Inc.	27,825	2,054,598
Becton Dickinson and Co.	15,090	3,614,960
Boston Scientific Corp.*	78,199	2,557,107
Cooper Cos., Inc. (The)	2,785	655,728
Danaher Corp.	64,198	6,335,059
Dentsply Sirona, Inc.	12,315	539,028
Edwards Lifesciences Corp.*	12,044	1,753,245
Hologic, Inc.*	15,695	623,876
IDEXX Laboratories, Inc.*	4,886	1,064,855
Intuitive Surgical, Inc.*	6,377	3,051,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic plc	167,160	$14,310,568
ResMed, Inc.	7,786	806,474
Stryker Corp.	18,048	3,047,585
Varian Medical Systems, Inc.*	5,089	578,721
Zimmer Biomet Holdings, Inc.	11,349	1,264,733

		50,619,340

Health Care Providers & Services (2.2%)
Aetna, Inc.	18,524	3,399,154
AmerisourceBergen Corp.	9,224	786,530
Anthem, Inc.	14,324	3,409,542
Cardinal Health, Inc.	17,481	853,597
Centene Corp.*	11,536	1,421,351
Cigna Corp.	13,611	2,313,189
CVS Health Corp.	57,500	3,700,125
DaVita, Inc.*	7,513	521,703
Envision Healthcare Corp.*	7,177	315,860
Express Scripts Holding Co.*	31,643	2,443,156
HCA Healthcare, Inc.	15,676	1,608,358
Henry Schein, Inc.*	8,623	626,375
Humana, Inc.	7,715	2,296,215
Laboratory Corp. of America Holdings*	5,808	1,042,710
McKesson Corp.	11,304	1,507,954
Quest Diagnostics, Inc.	7,601	835,654
UnitedHealth Group, Inc.	119,811	29,394,431
Universal Health Services, Inc., Class B	4,992	556,308

		57,032,212

Health Care Technology (0.1%)
Cerner Corp.*	17,547	1,049,135
Evolent Health, Inc., Class A (x)*	101,621	2,139,122

		3,188,257

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	17,995	1,112,811
Illumina, Inc.*	8,244	2,302,467
IQVIA Holdings, Inc.*	9,109	909,260
Mettler-Toledo International, Inc.*	1,383	800,245
PerkinElmer, Inc.	6,556	480,096
Thermo Fisher Scientific, Inc.	105,238	21,799,000
Waters Corp.*	4,355	843,084

		28,246,963

Pharmaceuticals (2.4%)
Akorn, Inc.*	50,532	838,326
Allergan plc	19,089	3,182,518
Bristol-Myers Squibb Co.	92,273	5,106,388
Eli Lilly & Co.	99,465	8,487,348
Johnson & Johnson	150,799	18,297,952
Merck & Co., Inc.	151,770	9,212,439
Mylan NV*	28,886	1,043,940
Nektar Therapeutics*	8,881	433,659
Perrigo Co. plc	7,342	535,305
Pfizer, Inc.	329,023	11,936,954
Zoetis, Inc.	27,311	2,326,624

		61,401,453

Total Health Care		274,064,772

Industrials (7.7%)
Aerospace & Defense (2.4%)
Arconic, Inc.	24,385	414,789
Boeing Co. (The)	39,041	13,098,646
General Dynamics Corp.	79,939	14,901,429
Harris Corp.	6,643	960,179
Hexcel Corp.	26,325	1,747,454
Huntington Ingalls Industries, Inc.	2,424	525,499
L3 Technologies, Inc.	4,413	848,708
Lockheed Martin Corp.	14,042	4,148,428
Northrop Grumman Corp.	15,970	4,913,969
Raytheon Co.	16,150	3,119,857
Rockwell Collins, Inc.	9,389	1,264,511
Textron, Inc.	14,515	956,684
TransDigm Group, Inc.	21,819	7,530,610
United Technologies Corp.	41,983	5,249,134

		59,679,897

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	7,574	633,641
Expeditors International of Washington, Inc.	9,670	706,877
FedEx Corp.	13,812	3,136,153
United Parcel Service, Inc., Class B	84,163	8,940,635

		13,417,306

Airlines (0.2%)
Alaska Air Group, Inc.	6,768	408,720
American Airlines Group, Inc.	23,573	894,831
Delta Air Lines, Inc.	36,405	1,803,503
Southwest Airlines Co.	29,501	1,501,011
United Continental Holdings, Inc.*	13,266	925,038

		5,533,103

Building Products (0.1%)
Allegion plc	5,587	432,210
AO Smith Corp.	8,177	483,670
Fortune Brands Home & Security, Inc.	7,783	417,869
Johnson Controls International plc	52,023	1,740,170
Masco Corp.	17,551	656,758

		3,730,677

Commercial Services & Supplies (0.5%)
ADT, Inc. (x)	366,311	3,168,590
Cintas Corp.	4,852	897,960
Copart, Inc.*	11,369	643,031
Republic Services, Inc.	12,558	858,465
Stericycle, Inc.*	5,009	327,038
Waste Connections, Inc.	53,694	4,042,083
Waste Management, Inc.	22,317	1,815,265

		11,752,432

Construction & Engineering (0.0%)
Fluor Corp.	8,351	407,362
Jacobs Engineering Group, Inc.	7,118	451,921
Quanta Services, Inc.*	8,479	283,199

		1,142,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.4%)
AMETEK, Inc.	13,131	$947,533
Eaton Corp. plc	79,199	5,919,333
Emerson Electric Co.	35,066	2,424,463
Rockwell Automation, Inc.	6,913	1,149,148

		10,440,477

Industrial Conglomerates (1.1%)
3M Co.	33,394	6,569,268
General Electric Co.	489,698	6,664,790
Honeywell International, Inc.	41,902	6,035,983
Roper Technologies, Inc.	34,425	9,498,201

		28,768,242

Machinery (1.5%)
Caterpillar, Inc.	33,773	4,581,983
Cummins, Inc.	8,746	1,163,218
Deere & Co.	29,861	4,174,568
Dover Corp.	8,837	646,868
Flowserve Corp.	7,515	303,606
Fortive Corp.	17,516	1,350,659
IDEX Corp.	7,937	1,083,242
Illinois Tool Works, Inc.	16,991	2,353,933
Ingersoll-Rand plc	13,969	1,253,438
ITT, Inc.	54,534	2,850,492
PACCAR, Inc.	19,678	1,219,249
Parker-Hannifin Corp.	7,455	1,161,862
Pentair plc	8,567	360,499
Snap-on, Inc.	76,621	12,314,527
Stanley Black & Decker, Inc.	8,863	1,177,095
Xylem, Inc.	10,463	704,997

		36,700,236

Professional Services (0.3%)
Equifax, Inc.	31,079	3,888,295
IHS Markit Ltd.*	19,975	1,030,510
Nielsen Holdings plc	19,580	605,609
RELX plc (ADR) (x)	87,300	1,897,902
Robert Half International, Inc.	6,683	435,063
Verisk Analytics, Inc.*	8,867	954,444

		8,811,823

Road & Rail (0.6%)
CSX Corp.	98,137	6,259,178
JB Hunt Transport Services, Inc.	4,888	594,136
Kansas City Southern	5,731	607,257
Norfolk Southern Corp.	15,932	2,403,661
Union Pacific Corp.	43,610	6,178,665

		16,042,897

Trading Companies & Distributors (0.1%)
Fastenal Co.	16,631	800,450
United Rentals, Inc.*	4,584	676,690
WW Grainger, Inc.	2,865	883,566

		2,360,706

Total Industrials		198,380,278

Information Technology (20.1%)
Communications Equipment (1.0%)
ARRIS International plc*	152,293	3,722,802
Casa Systems, Inc. (x)*	134,689	2,199,471
Cisco Systems, Inc.	264,491	11,381,048
EchoStar Corp., Class A*	45,973	2,041,201
F5 Networks, Inc.*	3,472	598,746
Juniper Networks, Inc.	19,945	546,892
Motorola Solutions, Inc.	9,261	1,077,703
Palo Alto Networks, Inc.*	14,099	2,896,922

		24,464,785

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	17,026	1,483,816
Corning, Inc.	46,708	1,284,937
Flex Ltd.*	295,909	4,175,276
FLIR Systems, Inc.	7,902	410,667
IPG Photonics Corp.*	2,166	477,885
TE Connectivity Ltd.	19,655	1,770,129
Trimble, Inc.*	71,100	2,334,924

		11,937,634

Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	9,664	707,695
Alibaba Group Holding Ltd. (ADR)*	30,650	5,686,495
Alphabet, Inc., Class A*	16,793	18,962,487
Alphabet, Inc., Class C*	32,227	35,954,052
eBay, Inc.*	51,734	1,875,875
Facebook, Inc., Class A*	215,571	41,889,757
GoDaddy, Inc., Class A*	71,800	5,069,080
Twitter, Inc.*	37,189	1,624,044
VeriSign, Inc.*	5,400	742,068

		112,511,553

IT Services (3.5%)
Accenture plc, Class A	54,117	8,853,000
Alliance Data Systems Corp.	2,829	659,723
Automatic Data Processing, Inc.	24,846	3,332,842
Broadridge Financial Solutions, Inc.	6,633	763,458
Cognizant Technology Solutions Corp., Class A	76,426	6,036,890
DXC Technology Co.	15,992	1,289,115
Euronet Worldwide, Inc.*	41,100	3,442,947
Fidelity National Information Services, Inc.	18,529	1,964,630
Fiserv, Inc.*	23,133	1,713,924
FleetCor Technologies, Inc.*	5,050	1,063,783
Gartner, Inc.*	5,138	682,840
Global Payments, Inc.	37,278	4,156,124
International Business Machines Corp.	48,027	6,709,372
Jack Henry & Associates, Inc.	28,259	3,683,843
Mastercard, Inc., Class A	99,205	19,495,766
Paychex, Inc.	17,810	1,217,314
PayPal Holdings, Inc.*	62,751	5,225,276
Total System Services, Inc.	9,183	776,147
Visa, Inc., Class A	136,619	18,095,187
Western Union Co. (The)	24,665	501,439

		89,663,620

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc. (x)*	46,567	698,039
Analog Devices, Inc.	36,024	3,455,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	56,689	$2,618,465
ASML Holding NV (Registered) (NYRS)	30,741	6,085,796
Broadcom, Inc.	48,650	11,804,436
Intel Corp.	262,278	13,037,839
KLA-Tencor Corp.	8,870	909,441
Lam Research Corp.	9,336	1,613,728
Microchip Technology, Inc. (x)	13,476	1,225,642
Micron Technology, Inc.*	65,467	3,433,089
NVIDIA Corp.	34,126	8,084,449
ON Semiconductor Corp.*	248,554	5,526,598
Qorvo, Inc.*	7,100	569,207
QUALCOMM, Inc.	83,614	4,692,418
Skyworks Solutions, Inc.	10,479	1,012,795
Texas Instruments, Inc.	136,750	15,076,689
Xilinx, Inc.	14,213	927,540

		80,771,593

Software (4.1%)
Activision Blizzard, Inc.	123,929	9,458,261
Adobe Systems, Inc.*	27,713	6,756,707
ANSYS, Inc.*	4,696	817,949
Autodesk, Inc.*	12,342	1,617,913
CA, Inc.	17,557	625,907
Cadence Design Systems, Inc.*	16,424	711,323
Citrix Systems, Inc.*	7,246	759,671
Electronic Arts, Inc.*	17,198	2,425,262
Intuit, Inc.	13,837	2,826,968
Micro Focus International plc (ADR)	111,712	1,929,266
Microsoft Corp.	616,067	60,750,368
Oracle Corp.	167,563	7,382,826
Red Hat, Inc.*	9,920	1,332,950
salesforce.com, Inc.*	39,656	5,409,078
Symantec Corp.	35,103	724,877
Synopsys, Inc.*	8,511	728,286
Take-Two Interactive Software, Inc.*	6,631	784,845

		105,042,457

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	364,205	67,417,988
Hewlett Packard Enterprise Co.	85,103	1,243,355
HP, Inc.	387,213	8,785,863
NetApp, Inc.	45,602	3,581,125
Pure Storage, Inc., Class A*	139,026	3,319,941
Seagate Technology plc	16,238	916,960
Western Digital Corp.	17,079	1,322,085
Xerox Corp.	11,696	280,704

		86,868,021

Total Information Technology		511,259,663

Materials (2.3%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	12,309	1,916,881
Albemarle Corp.	6,091	574,564
CF Industries Holdings, Inc.	12,968	575,779
DowDuPont, Inc.	130,483	8,601,439
Eastman Chemical Co.	7,918	791,483
Ecolab, Inc.	14,573	2,045,029
FMC Corp.	7,774	693,519
International Flavors & Fragrances, Inc.	4,513	559,431
LyondellBasell Industries NV, Class A	17,858	1,961,701
Mosaic Co. (The)	19,382	543,665
PPG Industries, Inc.	13,907	1,442,573
Praxair, Inc.	25,218	3,988,227
Sherwin-Williams Co. (The)	38,059	15,511,708

		39,205,999

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,431	766,245
Vulcan Materials Co.	7,384	952,979

		1,719,224

Containers & Packaging (0.6%)
Avery Dennison Corp.	4,943	504,680
Ball Corp.	19,744	701,899
International Paper Co.	23,707	1,234,661
Owens-Illinois, Inc.*	150,800	2,534,948
Packaging Corp. of America	5,343	597,294
RPC Group plc	898,266	8,869,811
Sealed Air Corp.	8,885	377,168
WestRock Co.	14,471	825,136

		15,645,597

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	75,167	1,297,382
Newmont Mining Corp.	29,755	1,122,061
Nucor Corp.	18,294	1,143,375

		3,562,818

Total Materials		60,133,638

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)	5,886	742,637
American Tower Corp. (REIT)	65,672	9,467,931
Apartment Investment & Management Co. (REIT), Class A	8,358	353,543
AvalonBay Communities, Inc. (REIT)	7,928	1,362,744
Boston Properties, Inc. (REIT)	8,868	1,112,225
Crown Castle International Corp. (REIT)	58,626	6,321,055
Digital Realty Trust, Inc. (REIT)	11,489	1,281,943
Duke Realty Corp. (REIT)	19,669	570,991
Equinix, Inc. (REIT)	4,455	1,915,160
Equity Residential (REIT)	20,571	1,310,167
Essex Property Trust, Inc. (REIT)	3,731	891,970
Extra Space Storage, Inc. (REIT)	7,320	730,609
Federal Realty Investment Trust (REIT)	4,330	547,962
GGP, Inc. (REIT)	35,337	721,935
HCP, Inc. (REIT)	26,143	675,012
Host Hotels & Resorts, Inc. (REIT)	41,861	882,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Iron Mountain, Inc. (REIT)	15,474	$541,745
Kimco Realty Corp. (REIT)	25,217	428,437
Macerich Co. (The) (REIT)	6,164	350,300
Mid-America Apartment Communities, Inc. (REIT)	6,525	656,872
Prologis, Inc. (REIT)	30,095	1,976,941
Public Storage (REIT)	8,415	1,909,027
Realty Income Corp. (REIT)	16,473	886,083
Regency Centers Corp. (REIT)	8,391	520,913
SBA Communications Corp. (REIT)*	6,552	1,081,866
Simon Property Group, Inc. (REIT)	17,297	2,943,776
SL Green Realty Corp. (REIT)	4,952	497,825
UDR, Inc. (REIT)	15,298	574,287
Ventas, Inc. (REIT)	20,431	1,163,545
Vornado Realty Trust (REIT)	9,600	709,632
Welltower, Inc. (REIT)	21,182	1,327,900
Weyerhaeuser Co. (REIT)	42,465	1,548,274

		46,005,318

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	17,234	822,751

Total Real Estate		46,828,069

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	822,631	26,414,681
CenturyLink, Inc.	55,200	1,028,928
Verizon Communications, Inc.	232,304	11,687,214

		39,130,823

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	752,728	6,687,206

Total Telecommunication Services		45,818,029

Utilities (1.8%)
Electric Utilities (1.2%)
Alliant Energy Corp.	13,661	578,134
American Electric Power Co., Inc.	28,142	1,948,834
Duke Energy Corp.	39,760	3,144,221
Edison International	18,211	1,152,210
Entergy Corp.	10,119	817,514
Evergy, Inc.	15,192	853,031
Eversource Energy	17,643	1,034,056
Exelon Corp.	54,242	2,310,709
FirstEnergy Corp.	25,022	898,540
Fortis, Inc. (x)	80,839	2,577,147
NextEra Energy, Inc.	26,592	4,441,661
PG&E Corp.	54,691	2,327,649
Pinnacle West Capital Corp.	6,328	509,784
PPL Corp.	39,430	1,125,727
Southern Co. (The)	57,385	2,657,499
Xcel Energy, Inc.	28,355	1,295,256

		27,671,972

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	242,909	3,257,409
NRG Energy, Inc.	16,915	519,291

		3,776,700

Multi-Utilities (0.5%)
Ameren Corp.	14,159	861,575
CenterPoint Energy, Inc.	24,553	680,364
CMS Energy Corp.	15,705	742,532
Consolidated Edison, Inc.	17,333	1,351,627
Dominion Energy, Inc.	36,529	2,490,547
DTE Energy Co.	10,368	1,074,436
NiSource, Inc.	18,093	475,484
Public Service Enterprise Group, Inc.	28,266	1,530,321
SCANA Corp.	8,354	321,796
Sempra Energy	25,951	3,013,172
WEC Energy Group, Inc.	17,579	1,136,482

		13,678,336

Water Utilities (0.0%)
American Water Works Co., Inc.	10,133	865,156

Total Utilities		45,992,164

Total Common Stocks (79.6%) (Cost $1,158,056,591)		2,038,500,573

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	268,244	73,244,023
iShares Morningstar Large-Cap ETF (x)	219,702	33,809,941
iShares Morningstar Large-Cap Growth ETF	37,698	6,561,288
iShares Morningstar Large-Cap Value ETF	61,863	6,271,219
iShares Russell 1000 ETF (x)	251,999	38,298,808
iShares Russell 1000 Growth ETF	48,597	6,988,249
iShares Russell 1000 Value ETF	46,525	5,647,205
iShares S&P 100 ETF	53,815	6,436,274
iShares S&P 500 Growth ETF	40,548	6,593,510
iShares S&P 500 Value ETF	48,946	5,390,423
Vanguard Growth ETF	54,500	8,164,645
Vanguard Large-Cap ETF (x)	308,313	38,465,130
Vanguard Value ETF	39,900	4,142,817

Total Exchange Traded Funds (9.4%) (Cost $139,051,334)		240,013,532

CLOSED END FUND:
Altaba, Inc.*	50,000	3,660,500

Total Closed End Fund (0.1%) (Cost $2,725,130)		3,660,500

MASTER LIMITED PARTNERSHIPS:
Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enterprise Products Partners LP	315,965	8,742,752
Teekay LNG Partners LP	191,525	3,227,196

Total Energy		11,969,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (0.4%)
Capital Markets (0.4%)
Apollo Global Management LLC, Class A	119,038	$3,793,741
Oaktree Capital Group LLC	167,932	6,826,436

Total Financials		10,620,177

Total Master Limited Partnerships (0.9%) (Cost $21,590,094)		22,590,125

SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	122,966,382	122,990,975

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $4,000,707, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $4,080,000. (xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,000,166, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,020,000. (xx)	1,000,000	1,000,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,500,636, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,581,431. (xx)	1,500,000	1,500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $408,003. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $700,117, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $714,001. (xx)	700,000	700,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $700,117, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $714,002. (xx)	700,000	700,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,100,201, collateralized by various Common Stocks; total market value $1,223,415. (xx)	1,100,000	1,100,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $7,001,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $7,143,255. (xx)	7,000,000	7,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,067,892, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $3,130,155. (xx)	3,067,381	3,067,381
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,100,537, collateralized by various Common Stocks; total market value $3,449,963. (xx)	3,100,000	3,100,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $17,403,016, collateralized by various Common Stocks; total market value $19,364,307. (xx)	17,400,000	17,400,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $3,001,231, collateralized by various Common Stocks; total market value $3,338,674. (xx)	$3,000,000	$3,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $5,001,876, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $1,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $1,020,001. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		48,967,381

Total Short-Term Investments (6.7%) (Cost $171,965,700)		171,958,356

Total Investments in Securities (96.7%) (Cost $1,493,388,849)		2,476,723,086
Other Assets Less Liabilities (3.3%)		84,628,624

Net Assets (100%)		$2,561,351,710

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $47,902,858. This was secured by cash collateral of $48,967,381 which was subsequently invested in joint repurchase agreements with a total value of $48,967,381, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	6,937	3,876,456	—	(320,698)	169,258	(263,176)	3,461,840	40,510	—
PNC Financial Services Group, Inc. (The)	26,420	4,196,097	—	(398,318)	207,513	(435,950)	3,569,342	41,755	—

Total		8,072,553	—	(719,016)	376,771	(699,126)	7,031,182	82,265	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,720	9/2018	USD	234,057,600	(4,961,988)

					(4,961,988)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$3,660,500	$—	$—	$3,660,500
Common Stocks
Consumer Discretionary	282,965,395	1,788,685	—	284,754,080
Consumer Staples	133,586,015	—	—	133,586,015
Energy	142,191,663	—	—	142,191,663
Financials	295,492,202	—	—	295,492,202
Health Care	274,064,772	—	—	274,064,772
Industrials	198,380,278	—	—	198,380,278
Information Technology	511,259,663	—	—	511,259,663
Materials	51,263,827	8,869,811	—	60,133,638
Real Estate	46,828,069	—	—	46,828,069
Telecommunication Services	39,130,823	6,687,206	—	45,818,029
Utilities	45,992,164	—	—	45,992,164
Exchange Traded Funds	240,013,532	—	—	240,013,532
Master Limited Partnerships
Energy	11,969,948	—	—	11,969,948
Financials	10,620,177	—	—	10,620,177
Short-Term Investments
Investment Company	122,990,975	—	—	122,990,975
Repurchase Agreements	—	48,967,381	—	48,967,381

Total Assets	$2,410,410,003	$66,313,083	$—	$2,476,723,086

Liabilities:
Futures	$(4,961,988)	$—	$—	$(4,961,988)

Total Liabilities	$(4,961,988)	$—	$—	$(4,961,988)

Total	$2,405,448,015	$66,313,083	$—	$2,471,761,098

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(4,961,988	)*

Total		$(4,961,988)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$1,570,850	$1,570,850

Total	$1,570,850	$1,570,850

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(7,506,308)	$(7,506,308)

Total	$(7,506,308)	$(7,506,308)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $239,012,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$193,252,065
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$390,168,240

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,009,542,819
Aggregate gross unrealized depreciation	(35,117,253)

Net unrealized appreciation	$974,425,566

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,497,335,532

For the six months ended June 30, 2018, the Portfolio incurred approximately $11,999 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $2,819,227)	$7,031,182
Unaffiliated Issuers (Cost $1,441,602,241)	2,420,724,523
Repurchase Agreements (Cost $48,967,381)	48,967,381
Cash	123,125,670
Foreign cash (Cost $7)	7
Cash held as collateral at broker	9,723,600
Receivable for securities sold	3,567,360
Dividends, interest and other receivables	2,245,156
Due from broker for futures variation margin	184,637
Receivable from Separate Accounts for Portfolio shares sold	76,562
Securities lending income receivable	13,966
Other assets	27,616

Total assets	2,615,687,660

LIABILITIES
Payable for return of collateral on securities loaned	48,967,381
Payable for securities purchased	2,770,560
Investment management fees payable	1,014,362
Payable to Separate Accounts for Portfolio shares redeemed	703,792
Distribution fees payable – Class IB	352,618
Administrative fees payable	260,878
Trustees’ fees payable	19,986
Distribution fees payable – Class IA	1,022
Accrued expenses	245,351

Total liabilities	54,335,950

NET ASSETS	$2,561,351,710

Net assets were comprised of:
Paid in capital	$1,460,645,744
Accumulated undistributed net investment income (loss)	14,819,630
Accumulated undistributed net realized gain (loss)	107,514,087
Net unrealized appreciation (depreciation)	978,372,249

Net assets	$2,561,351,710

Class IA
Net asset value, offering and redemption price per share, $4,901,324 / 432,696 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.33

Class IB
Net asset value, offering and redemption price per share, $1,683,190,030 / 148,566,622 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.33

Class K
Net asset value, offering and redemption price per share, $873,260,356 / 76,991,071 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.34

(x)	Includes value of securities on loan of $47,902,858.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($82,265 of dividend income received from affiliates) (net of $41,842 foreign withholding tax)	$22,133,527
Interest	649,262
Securities lending (net)	165,347

Total income	22,948,136

EXPENSES
Investment management fees	6,174,266
Distribution fees – Class IB	2,147,814
Administrative fees	1,580,197
Printing and mailing expenses	97,408
Custodian fees	72,896
Professional fees	60,301
Trustees’ fees	30,351
Distribution fees – Class IA	6,054
Miscellaneous	29,447

Total expenses	10,198,734

NET INVESTMENT INCOME (LOSS)	12,749,402

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($376,771 of realized gain (loss) from affiliates)	107,059,117
Futures contracts	1,570,850
Foreign currency transactions	11,215

Net realized gain (loss)	108,641,182

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(699,126) of change in unrealized appreciation (depreciation) from affiliates)	(44,728,861)
Futures contracts	(7,506,308)
Foreign currency translations	(1,490)

Net change in unrealized appreciation (depreciation)	(52,236,659)

NET REALIZED AND UNREALIZED GAIN (LOSS)	56,404,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,153,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,749,402	$27,915,584
Net realized gain (loss)	108,641,182	186,953,867
Net change in unrealized appreciation (depreciation)	(52,236,659)	310,108,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,153,925	524,977,849

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(45,602)
Class IB	—	(16,668,529)
Class K	—	(11,050,774)

	—	(27,764,905)

Distributions from net realized capital gains
Class IA	—	(298,275)
Class IB	—	(109,230,964)
Class K	—	(58,429,884)

	—	(167,959,123)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(195,724,028)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,974 and 19,405 shares, respectively ]	145,822	206,218
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,443 shares, respectively ]	—	343,877
Capital shares repurchased [ (18,829) and (44,145) shares, respectively ]	(214,281)	(474,608)

Total Class IA transactions	(68,459)	75,487

Class IB
Capital shares sold [ 547,561 and 1,840,558 shares, respectively ]	6,155,084	19,604,031
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,509,846 shares, respectively ]	—	125,899,493
Capital shares repurchased [ (11,197,761) and (21,547,625) shares, respectively ]	(125,982,193)	(232,040,084)

Total Class IB transactions	(119,827,109)	(86,536,560)

Class K
Capital shares sold [ 143,372 and 294,890 shares, respectively ]	1,620,663	3,060,168
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,352,511 shares, respectively ]	—	69,480,658
Capital shares repurchased [ (8,493,842) and (12,158,215) shares, respectively ]	(94,758,221)	(132,983,009)

Total Class K transactions	(93,137,558)	(60,442,183)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(213,033,126)	(146,903,256)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(143,879,201)	182,350,565
NET ASSETS:
Beginning of period	2,705,230,911	2,522,880,346

End of period (a)	$2,561,351,710	$2,705,230,911

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,819,630	$2,070,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.04	$9.75	$9.06	$9.25	$8.71	$6.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.10	0.08	0.06	0.06
Net realized and unrealized gain (loss)	0.24	2.03	0.79	(0.04)	0.94	2.12

Total from investment operations	0.29	2.13	0.89	0.04	1.00	2.18

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.09)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.73)	(0.10)	(0.14)	(0.40)	(0.35)

Total dividends and distributions	—	(0.84)	(0.20)	(0.23)	(0.46)	(0.39)

Net asset value, end of period	$11.33	$11.04	$9.75	$9.06	$9.25	$8.71

Total return (b)	2.63%	21.96%	9.78%	0.45%	11.56%	31.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,901	$4,842	$4,211	$4,308	$5,337	$1,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.88%	0.89%	0.93%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.88%	0.88%	0.89%	0.93%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.89%	0.88%	0.89%	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.97%	1.11%	0.90%	0.71%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.97%	1.11%	0.90%	0.71%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.97%	1.10%	0.90%	0.71%	0.76%
Portfolio turnover rate (z)^	8%	17%	16%	31%	21%	46%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.04	$9.75	$9.06	$9.26	$8.71	$6.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.10	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.24	2.03	0.79	(0.06)	0.94	2.12

Total from investment operations	0.29	2.13	0.89	0.03	1.01	2.18

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.09)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.73)	(0.10)	(0.14)	(0.40)	(0.35)

Total dividends and distributions	—	(0.84)	(0.20)	(0.23)	(0.46)	(0.39)

Net asset value, end of period	$11.33	$11.04	$9.75	$9.06	$9.26	$8.71

Total return (b)	2.63%	21.96%	9.78%	0.34%	11.68%	31.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,683,190	$1,758,123	$1,632,833	$1,694,587	$1,904,860	$1,953,737
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.88%	0.89%	0.93%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.88%	0.88%	0.89%	0.93%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.89%	0.88%	0.89%	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.97%	1.10%	0.92%	0.79%	0.72%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.97%	1.10%	0.92%	0.79%	0.72%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.97%	1.10%	0.92%	0.79%	0.72%
Portfolio turnover rate (z)^	8%	17%	16%	31%	21%	46%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.04	$9.75	$9.06	$9.25	$8.71	$6.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.13	0.11	0.09	0.08
Net realized and unrealized gain (loss)	0.24	2.03	0.79	(0.05)	0.94	2.12

Total from investment operations	0.30	2.16	0.92	0.06	1.03	2.20

Less distributions:
Dividends from net investment income	—	(0.14)	(0.13)	(0.11)	(0.09)	(0.06)
Distributions from net realized gains	—	(0.73)	(0.10)	(0.14)	(0.40)	(0.35)

Total dividends and distributions	—	(0.87)	(0.23)	(0.25)	(0.49)	(0.41)

Net asset value, end of period	$11.34	$11.04	$9.75	$9.06	$9.25	$8.71

Total return (b)	2.72%	22.24%	10.06%	0.70%	11.84%	31.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$873,260	$942,266	$885,836	$887,254	$977,881	$456,889
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%	0.63%	0.63%	0.63%	0.64%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.62%	0.63%	0.63%	0.63%	0.64%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.62%	0.63%	0.64%	0.63%	0.64%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.14%	1.22%	1.35%	1.17%	1.00%	1.01%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.14%	1.22%	1.35%	1.17%	1.00%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.14%	1.22%	1.35%	1.17%	1.00%	1.01%
Portfolio turnover rate (z)^	8%	17%	16%	31%	21%	46%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	32.6%
Consumer Discretionary	16.6
Health Care	10.2
Exchange Traded Funds	9.5
Industrials	7.7
Consumer Staples	6.2
Investment Company	5.2
Financials	3.6
Repurchase Agreements	1.5
Real Estate	1.2
Materials	1.2
Energy	0.8
Utilities	0.1
Telecommunication Services	0.1
Cash and Other	3.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,060.92	$4.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21
Class IB
Actual	1,000.00	1,060.99	4.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21
Class K
Actual	1,000.00	1,062.10	3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.87	2.96

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.84%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (0.2%)
Aptiv plc	92,489	$8,474,767
Gentex Corp.	37,646	866,611
Lear Corp.	1,457	270,725
Visteon Corp.*	3,820	493,697

		10,105,800

Automobiles (0.5%)
Ferrari NV	20,545	2,773,780
Tesla, Inc. (x)*	60,440	20,727,898
Thor Industries, Inc.	8,456	823,530

		24,325,208

Distributors (0.0%)
LKQ Corp.*	10,462	333,738
Pool Corp.	8,001	1,212,151

		1,545,889

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	9,946	1,019,664
Grand Canyon Education, Inc.*	9,541	1,064,871
H&R Block, Inc.	7,617	173,515
Service Corp. International	17,149	613,763
ServiceMaster Global Holdings, Inc.*	27,612	1,642,086

		4,513,899

Hotels, Restaurants & Leisure (3.1%)
Caesars Entertainment Corp. (x)*	200,626	2,146,698
Carnival Corp.	157,710	9,038,360
Chipotle Mexican Grill, Inc.*	4,963	2,140,889
Choice Hotels International, Inc.	6,776	512,266
Darden Restaurants, Inc.	90,601	9,699,743
Domino’s Pizza, Inc.	8,602	2,427,226
Dunkin’ Brands Group, Inc. (x)	93,274	6,442,435
Extended Stay America, Inc.	23,555	509,024
Hilton Grand Vacations, Inc.*	19,693	683,347
Hilton Worldwide Holdings, Inc.	74,247	5,877,393
International Game Technology plc (x)	2,147	49,896
Las Vegas Sands Corp.	85,357	6,517,861
Marriott International, Inc., Class A	110,085	13,936,761
McDonald’s Corp.	131,467	20,599,564
MGM Resorts International	9,185	266,641
Six Flags Entertainment Corp. (x)	14,560	1,019,928
Starbucks Corp.	855,480	41,790,197
Vail Resorts, Inc.	8,178	2,242,326
Wendy’s Co. (The)	38,478	661,052
Wyndham Destinations, Inc.	19,669	870,747
Wyndham Hotels & Resorts, Inc.	19,669	1,157,127
Wynn Resorts Ltd.	44,252	7,405,130
Yum China Holdings, Inc.	405,531	15,596,722
Yum! Brands, Inc.	104,491	8,173,286

		159,764,619

Household Durables (0.2%)
DR Horton, Inc.	41,133	1,686,453
Lennar Corp., Class A	31,070	1,631,175
Lennar Corp., Class B	1,303	55,625
NVR, Inc.*	1,256	3,730,760
PulteGroup, Inc.	16,677	479,464
Tempur Sealy International, Inc. (x)*	9,401	451,718
Toll Brothers, Inc.	14,892	550,855

		8,586,050

Internet & Direct Marketing Retail (6.3%)
Amazon.com, Inc.*	132,861	225,837,128
Booking Holdings, Inc.*	22,604	45,820,342
Expedia Group, Inc.	24,549	2,950,544
Netflix, Inc.*	104,599	40,943,187
TripAdvisor, Inc.*	21,195	1,180,773
Wayfair, Inc., Class A (x)*	11,410	1,355,052

		318,087,026

Leisure Products (0.1%)
Brunswick Corp.	1,791	115,484
Hasbro, Inc.	18,230	1,682,811
Mattel, Inc. (x)	15,420	253,196
Polaris Industries, Inc. (x)	12,109	1,479,478

		3,530,969

Media (1.7%)
AMC Networks, Inc., Class A*	9,176	570,747
Cable One, Inc.	909	666,561
CBS Corp. (Non-Voting), Class B	67,036	3,768,764
Charter Communications, Inc., Class A*	25,713	7,539,309
Comcast Corp., Class A	572,038	18,768,567
Interpublic Group of Cos., Inc. (The)	8,103	189,934
Lions Gate Entertainment Corp., Class A (x)	365	9,059
Lions Gate Entertainment Corp., Class B (x)	1,916	44,950
Live Nation Entertainment, Inc.*	28,044	1,362,097
Madison Square Garden Co. (The), Class A*	422	130,900
Omnicom Group, Inc.	30,370	2,316,320
Sirius XM Holdings, Inc. (x)	260,384	1,762,800
Walt Disney Co. (The)	450,072	47,172,045

		84,302,053

Multiline Retail (0.4%)
Dollar General Corp.	176,265	17,379,729
Dollar Tree, Inc.*	8,153	693,005
Dollarama, Inc.	58,634	2,272,840
Nordstrom, Inc.	23,918	1,238,474

		21,584,048

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	4,387	595,316
AutoZone, Inc.*	4,773	3,202,349
Best Buy Co., Inc.	12,549	935,904
Burlington Stores, Inc.*	13,572	2,042,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

CarMax, Inc.*	21,931	$1,598,112
Floor & Decor Holdings, Inc., Class A*	7,785	384,034
Gap, Inc. (The)	3,366	109,025
Home Depot, Inc. (The)	280,893	54,802,225
L Brands, Inc.	9,332	344,164
Lowe’s Cos., Inc.	168,478	16,101,442
Michaels Cos., Inc. (The)*	3,662	70,201
O’Reilly Automotive, Inc.*	57,800	15,812,346
Ross Stores, Inc.	75,483	6,397,184
Tiffany & Co.	4,407	579,961
TJX Cos., Inc. (The)	127,875	12,171,143
Tractor Supply Co.	24,839	1,899,935
Ulta Beauty, Inc.*	47,292	11,040,790
Urban Outfitters, Inc.*	15,005	668,473
Williams-Sonoma, Inc. (x)	52,743	3,237,365

		131,992,962

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.	9,187	995,779
Columbia Sportswear Co.	756	69,151
Hanesbrands, Inc. (x)	72,938	1,606,095
Lululemon Athletica, Inc.*	19,989	2,495,627
LVMH Moet Hennessy Louis Vuitton SE	8,414	2,802,338
Michael Kors Holdings Ltd.*	15,656	1,042,690
NIKE, Inc., Class B	510,971	40,714,169
Skechers U.S.A., Inc., Class A*	13,319	399,703
Tapestry, Inc.	11,546	539,314
Under Armour, Inc., Class A (x)*	698,679	15,706,304
Under Armour, Inc., Class C*	29,254	616,674
VF Corp.	50,762	4,138,118

		71,125,962

Total Consumer Discretionary		839,464,485

Consumer Staples (6.2%)
Beverages (3.0%)
Anheuser-Busch InBev SA/NV (ADR) (x)	100,250	10,101,190
Brown-Forman Corp., Class A	10,053	491,190
Brown-Forman Corp., Class B	57,884	2,836,894
Coca-Cola Co. (The)	1,173,981	51,490,806
Constellation Brands, Inc., Class A	32,014	7,006,904
Diageo plc (ADR)	59,450	8,561,395
Dr Pepper Snapple Group, Inc.	36,522	4,455,684
Heineken NV	50,025	5,025,219
Monster Beverage Corp.*	509,336	29,184,953
PepsiCo, Inc.	279,353	30,413,161

		149,567,396

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	89,114	18,623,044
Sprouts Farmers Market, Inc.*	26,687	588,982
Sysco Corp.	97,076	6,629,320
US Foods Holding Corp.*	2,549	96,403
Walmart, Inc.	193,878	16,605,651

		42,543,400

Food Products (1.1%)
Campbell Soup Co. (x)	24,844	1,007,176
Danone SA (ADR)	718,194	10,471,269
General Mills, Inc.	6,271	277,554
Hershey Co. (The)	25,917	2,411,836
Kellogg Co.	216,501	15,126,925
McCormick & Co., Inc. (Non-Voting)	1,564	181,565
Nestle SA (Registered)	227,892	17,696,551
Nestle SA (ADR)	97,852	7,576,680
Post Holdings, Inc.*	7,660	658,913

		55,408,469

Household Products (0.7%)
Church & Dwight Co., Inc.	42,363	2,252,017
Clorox Co. (The)	22,981	3,108,180
Colgate-Palmolive Co.	155,895	10,103,555
Energizer Holdings, Inc.	6,961	438,265
Kimberly-Clark Corp.	61,699	6,499,373
Procter & Gamble Co. (The)	160,287	12,512,003

		34,913,393

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	44,422	6,338,574
Herbalife Nutrition Ltd.*	4,266	229,170
Nu Skin Enterprises, Inc., Class A	3,435	268,583

		6,836,327

Tobacco (0.5%)
Altria Group, Inc.	386,161	21,930,084
Philip Morris International, Inc.	72,491	5,852,923

		27,783,007

Total Consumer Staples		317,051,992

Energy (0.8%)
Energy Equipment & Services (0.4%)
Halliburton Co.	177,835	8,013,245
RPC, Inc. (x)	4,415	64,327
Schlumberger Ltd.	219,898	14,739,763

		22,817,335

Oil, Gas & Consumable Fuels (0.4%)
Anadarko Petroleum Corp.	35,229	2,580,524
Antero Resources Corp.*	26,100	557,235
Apache Corp.	4,848	226,644
Cabot Oil & Gas Corp.	66,773	1,589,197
Cheniere Energy, Inc.*	29,578	1,928,190
Cimarex Energy Co.	2,467	250,993
Continental Resources, Inc.*	8,584	555,900
Diamondback Energy, Inc.	5,232	688,374
EOG Resources, Inc.	13,327	1,658,279
Kosmos Energy Ltd.*	9,038	74,744
Newfield Exploration Co.*	14,945	452,086
ONEOK, Inc.	34,725	2,424,847
Parsley Energy, Inc., Class A*	36,505	1,105,371
Pioneer Natural Resources Co.	18,997	3,594,992
RSP Permian, Inc.*	16,137	710,351

		18,397,727

Total Energy		41,215,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (3.6%)
Banks (0.2%)
Comerica, Inc.	2,075	$188,659
East West Bancorp, Inc.	2,003	130,596
First Republic Bank	8,918	863,173
JPMorgan Chase & Co.	50,125	5,223,025
Pinnacle Financial Partners, Inc.	6,571	403,131
Signature Bank*	6,902	882,628
SVB Financial Group*	8,287	2,392,954
Synovus Financial Corp.	1,921	101,486
Texas Capital Bancshares, Inc.*	6,385	584,228
Western Alliance Bancorp*	12,112	685,660

		11,455,540

Capital Markets (2.3%)
Ameriprise Financial, Inc.	4,819	674,082
Cboe Global Markets, Inc.	20,934	2,178,601
Charles Schwab Corp. (The)	349,347	17,851,631
CME Group, Inc.	6,239	1,022,697
E*TRADE Financial Corp.*	12,183	745,112
Eaton Vance Corp.	23,477	1,225,265
Evercore, Inc., Class A	8,150	859,418
FactSet Research Systems, Inc.	51,590	10,219,979
Interactive Brokers Group, Inc., Class A	12,991	836,750
Intercontinental Exchange, Inc.	122,875	9,037,456
Lazard Ltd., Class A	21,565	1,054,744
LPL Financial Holdings, Inc.	17,994	1,179,327
MarketAxess Holdings, Inc.	7,461	1,476,233
Moody’s Corp.	33,983	5,796,140
Morgan Stanley	82,239	3,898,129
Morningstar, Inc.	3,867	495,943
MSCI, Inc.	78,695	13,018,514
Northern Trust Corp.	11,835	1,217,703
Raymond James Financial, Inc.	7,896	705,508
S&P Global, Inc.	51,249	10,449,159
SEI Investments Co.	267,618	16,731,477
State Street Corp.	4,653	433,148
T. Rowe Price Group, Inc.	44,687	5,187,714
TD Ameritrade Holding Corp.	170,182	9,320,868
Virtu Financial, Inc., Class A	7,941	210,834

		115,826,432

Consumer Finance (0.4%)
American Express Co.	160,642	15,742,916
Capital One Financial Corp.	7,593	697,797
Credit Acceptance Corp. (x)*	2,119	748,855
Discover Financial Services	32,418	2,282,551
OneMain Holdings, Inc.*	1,591	52,964
Santander Consumer USA Holdings, Inc.	2,969	56,678
Synchrony Financial	53,486	1,785,363

		21,367,124

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	49,755	9,286,771
Voya Financial, Inc.	2,431	114,257

		9,401,028

Insurance (0.5%)
Alleghany Corp.	339	194,915

American International Group, Inc.	26,346	1,396,865
Aon plc	49,744	6,823,384
Arch Capital Group Ltd.*	9,618	254,492
Axis Capital Holdings Ltd.	1,754	97,557
Brown & Brown, Inc.	2,611	72,403
Chubb Ltd.	33,054	4,198,519
Erie Indemnity Co., Class A	3,884	455,438
Everest Re Group Ltd.	3,241	746,986
Markel Corp.*	241	261,328
Marsh & McLennan Cos., Inc.	48,672	3,989,644
Progressive Corp. (The)	118,220	6,992,713
RenaissanceRe Holdings Ltd.	565	67,981
Travelers Cos., Inc. (The)	10,690	1,307,815
Validus Holdings Ltd.	2,198	148,585
XL Group Ltd.	18,373	1,027,969

		28,036,594

Total Financials		186,086,718

Health Care (10.2%)
Biotechnology (3.6%)
AbbVie, Inc.	323,942	30,013,227
Agios Pharmaceuticals, Inc.*	9,634	811,472
Alexion Pharmaceuticals, Inc.*	75,144	9,329,128
Alkermes plc*	31,312	1,288,802
Alnylam Pharmaceuticals, Inc.*	16,096	1,585,295
Amgen, Inc.	158,531	29,263,238
Biogen, Inc.*	40,753	11,828,151
BioMarin Pharmaceutical, Inc.*	153,830	14,490,786
Bluebird Bio, Inc.*	7,014	1,100,847
Celgene Corp.*	147,481	11,712,941
Exact Sciences Corp.*	24,368	1,456,963
Exelixis, Inc.*	60,160	1,294,643
Gilead Sciences, Inc.	196,681	13,932,882
Incyte Corp.*	35,737	2,394,379
Ionis Pharmaceuticals, Inc. (x)*	25,502	1,062,668
Neurocrine Biosciences, Inc.*	18,151	1,783,154
Regeneron Pharmaceuticals, Inc.*	84,481	29,145,100
Sage Therapeutics, Inc.*	9,246	1,447,276
Sarepta Therapeutics, Inc. (x)*	12,596	1,664,939
Seattle Genetics, Inc.*	21,819	1,448,563
TESARO, Inc. (x)*	7,485	332,858
Vertex Pharmaceuticals, Inc.*	92,953	15,798,292

		183,185,604

Health Care Equipment & Supplies (2.2%)
ABIOMED, Inc.*	8,599	3,517,421
Align Technology, Inc.*	53,613	18,343,152
Baxter International, Inc.	11,350	838,084
Becton Dickinson and Co.	49,458	11,848,158
Boston Scientific Corp.*	216,281	7,072,389
Cantel Medical Corp.	7,474	735,143
Cooper Cos., Inc. (The)	1,606	378,133
Danaher Corp.	17,308	1,707,953
DexCom, Inc.*	17,784	1,689,124
Edwards Lifesciences Corp.*	42,787	6,228,504
Hill-Rom Holdings, Inc.	8,832	771,387
ICU Medical, Inc.*	3,155	926,466
IDEXX Laboratories, Inc.*	17,484	3,810,463
Insulet Corp.*	11,863	1,016,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Integra LifeSciences Holdings Corp.*	11,354	$731,311
Intuitive Surgical, Inc.*	39,573	18,934,889
Masimo Corp.*	9,130	891,545
Penumbra, Inc.*	6,222	859,569
ResMed, Inc.	28,617	2,964,149
Stryker Corp.	117,031	19,761,854
Teleflex, Inc.	1,769	474,463
Varian Medical Systems, Inc.*	91,775	10,436,653
West Pharmaceutical Services, Inc.	3,493	346,820

		114,284,289

Health Care Providers & Services (2.1%)
Aetna, Inc.	23,750	4,358,125
AmerisourceBergen Corp.	32,599	2,779,717
Anthem, Inc.	24,816	5,906,952
Centene Corp.*	69,160	8,521,204
Chemed Corp.	3,156	1,015,632
Cigna Corp.	31,381	5,333,201
DaVita, Inc.*	14,339	995,700
Encompass Health Corp.	19,899	1,347,560
Envision Healthcare Corp.*	4,781	210,412
Express Scripts Holding Co.*	9,406	726,237
HCA Healthcare, Inc.	40,210	4,125,546
Henry Schein, Inc.*	4,635	336,686
Humana, Inc.	26,680	7,940,768
Laboratory Corp. of America Holdings*	1,254	225,131
McKesson Corp.	5,200	693,680
Molina Healthcare, Inc.*	10,579	1,036,107
Premier, Inc., Class A*	3,376	122,819
UnitedHealth Group, Inc.	245,581	60,250,844
WellCare Health Plans, Inc.*	7,885	1,941,602

		107,867,923

Health Care Technology (0.3%)
athenahealth, Inc.*	8,135	1,294,604
Cerner Corp.*	229,123	13,699,264
Veeva Systems, Inc., Class A*	24,438	1,878,305

		16,872,173

Life Sciences Tools & Services (0.4%)
Bio-Techne Corp.	7,578	1,121,165
Bruker Corp.	8,874	257,701
Charles River Laboratories International, Inc.*	6,966	782,003
Illumina, Inc.*	29,915	8,354,959
Mettler-Toledo International, Inc.*	5,066	2,931,340
PRA Health Sciences, Inc.*	10,263	958,154
Thermo Fisher Scientific, Inc.	4,911	1,017,265
Waters Corp.*	14,698	2,845,386

		18,267,973

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	177,465	9,820,913
Catalent, Inc.*	6,252	261,896
Eli Lilly & Co.	121,275	10,348,396
Jazz Pharmaceuticals plc*	10,981	1,892,026
Johnson & Johnson	98,567	11,960,120
Merck & Co., Inc.	85,162	5,169,333

Nektar Therapeutics*	31,807	1,553,136
Novartis AG (ADR)	81,749	6,175,319
Novo Nordisk A/S (ADR)	289,936	13,371,849
Zoetis, Inc.	234,160	19,948,091

		80,501,079

Total Health Care		520,979,041

Industrials (7.7%)
Aerospace & Defense (2.2%)
Boeing Co. (The)	161,929	54,328,799
BWX Technologies, Inc.	20,204	1,259,113
Curtiss-Wright Corp.	686	81,648
General Dynamics Corp.	23,761	4,429,288
Harris Corp.	24,139	3,489,051
HEICO Corp.	8,009	584,078
HEICO Corp., Class A	15,495	944,420
Hexcel Corp.	3,995	265,188
Huntington Ingalls Industries, Inc.	7,607	1,649,122
Lockheed Martin Corp.	46,179	13,642,662
Northrop Grumman Corp.	32,985	10,149,485
Raytheon Co.	58,508	11,302,575
Rockwell Collins, Inc.	4,561	614,275
Spirit AeroSystems Holdings, Inc., Class A	23,019	1,977,562
Textron, Inc.	8,688	572,626
TransDigm Group, Inc.	9,876	3,408,603

		108,698,495

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	28,165	2,356,284
Expeditors International of Washington, Inc.	316,941	23,168,387
FedEx Corp.	50,462	11,457,902
United Parcel Service, Inc., Class B	174,392	18,525,662
XPO Logistics, Inc.*	24,238	2,428,163

		57,936,398

Airlines (0.1%)
American Airlines Group, Inc.	35,999	1,366,522
Delta Air Lines, Inc.	32,830	1,626,398
Southwest Airlines Co.	77,311	3,933,584

		6,926,504

Building Products (0.1%)
Allegion plc	16,061	1,242,479
AO Smith Corp.	28,844	1,706,123
Armstrong World Industries, Inc.*	9,114	576,005
Fortune Brands Home & Security, Inc.	12,469	669,461
Lennox International, Inc.	7,043	1,409,656
Masco Corp.	42,884	1,604,719

		7,208,443

Commercial Services & Supplies (0.3%)
Cintas Corp.	17,782	3,290,915
Copart, Inc.*	41,289	2,335,306
KAR Auction Services, Inc.	25,935	1,421,238
Republic Services, Inc.	2,810	192,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Rollins, Inc.	19,609	$1,031,041
Waste Management, Inc.	74,464	6,056,901

		14,327,493

Construction & Engineering (0.0%)
Quanta Services, Inc.*	8,921	297,961

Electrical Equipment (0.3%)
AMETEK, Inc.	8,936	644,822
Emerson Electric Co.	90,674	6,269,199
Hubbell, Inc.	7,512	794,319
Rockwell Automation, Inc.	25,498	4,238,533
Sensata Technologies Holding plc*	18,710	890,222

		12,837,095

Industrial Conglomerates (0.8%)
3M Co.	98,275	19,332,658
Honeywell International, Inc.	120,409	17,344,916
Roper Technologies, Inc.	21,371	5,896,473

		42,574,047

Machinery (1.6%)
Allison Transmission Holdings, Inc.	24,633	997,390
Caterpillar, Inc.	108,787	14,759,132
Cummins, Inc.	11,216	1,491,728
Deere & Co.	149,820	20,944,836
Donaldson Co., Inc.	24,549	1,107,651
Fortive Corp.	112,537	8,677,728
Gardner Denver Holdings, Inc.*	7,220	212,196
Graco, Inc.	33,556	1,517,402
IDEX Corp.	14,650	1,999,432
Illinois Tool Works, Inc.	114,941	15,923,926
Ingersoll-Rand plc	27,261	2,446,130
Lincoln Electric Holdings, Inc.	12,753	1,119,203
Middleby Corp. (The) (x)*	6,566	685,622
Nordson Corp.	11,009	1,413,666
Parker-Hannifin Corp.	4,934	768,964
Toro Co. (The)	21,329	1,285,072
WABCO Holdings, Inc.*	10,851	1,269,784
Wabtec Corp.	37,539	3,700,595
Welbilt, Inc.*	26,568	592,732
Xylem, Inc.	20,384	1,373,474

		82,286,663

Professional Services (0.4%)
CoStar Group, Inc.*	7,287	3,006,835
Dun & Bradstreet Corp. (The)	3,275	401,679
Equifax, Inc.	42,318	5,294,405
Robert Half International, Inc.	24,469	1,592,932
TransUnion	103,662	7,426,345
Verisk Analytics, Inc.*	32,664	3,515,953

		21,238,149

Road & Rail (0.6%)
CSX Corp.	79,753	5,086,646
Genesee & Wyoming, Inc., Class A*	2,480	201,674
JB Hunt Transport Services, Inc.	17,742	2,156,540
Landstar System, Inc.	8,510	929,292
Old Dominion Freight Line, Inc.	13,400	1,996,064

Schneider National, Inc., Class B	1,861	51,196
Union Pacific Corp.	144,435	20,463,551

		30,884,963

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,493	62,661
Fastenal Co.	58,499	2,815,557
HD Supply Holdings, Inc.*	11,427	490,104
MSC Industrial Direct Co., Inc., Class A	4,154	352,467
United Rentals, Inc.*	16,999	2,509,392
Univar, Inc.*	3,771	98,951
Watsco, Inc.	5,255	936,861
WW Grainger, Inc.	9,220	2,843,449

		10,109,442

Total Industrials		395,325,653

Information Technology (32.6%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	11,590	2,984,309
Cisco Systems, Inc.	293,880	12,645,657
F5 Networks, Inc.*	12,456	2,148,037
Motorola Solutions, Inc.	3,745	435,806
Palo Alto Networks, Inc.*	18,058	3,710,377
Ubiquiti Networks, Inc. (x)*	3,911	331,340

		22,255,526

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	60,115	5,239,023
CDW Corp.	30,161	2,436,707
Cognex Corp.	33,633	1,500,368
Coherent, Inc.*	3,619	566,084
FLIR Systems, Inc.	2,645	137,461
IPG Photonics Corp.*	7,342	1,619,865
Littelfuse, Inc.	4,063	927,095
National Instruments Corp.	18,241	765,757
Zebra Technologies Corp., Class A*	10,743	1,538,935

		14,731,295

Internet Software & Services (9.5%)
2U, Inc.*	10,960	915,818
Akamai Technologies, Inc.*	31,641	2,317,070
Alibaba Group Holding Ltd. (ADR)*	269,352	49,972,877
Alphabet, Inc., Class A*	88,915	100,401,929
Alphabet, Inc., Class C*	107,248	119,651,231
DocuSign, Inc. (x)*	5,083	269,145
Dropbox, Inc., Class A (x)*	4,864	157,691
eBay, Inc.*	373,501	13,543,146
Facebook, Inc., Class A*	839,529	163,137,275
GoDaddy, Inc., Class A*	30,495	2,152,947
GrubHub, Inc.*	18,379	1,928,141
IAC/InterActiveCorp*	15,177	2,314,341
LogMeIn, Inc.	6,900	712,425
Match Group, Inc. (x)*	10,516	407,390
Nutanix, Inc., Class A*	21,671	1,117,573
Okta, Inc.*	17,448	878,856
Tencent Holdings Ltd.	172,000	8,633,323
Twilio, Inc., Class A*	14,572	816,323
Twitter, Inc.*	144,214	6,297,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

VeriSign, Inc.*	21,431	$2,945,048
Zillow Group, Inc., Class A*	8,124	485,409
Zillow Group, Inc., Class C (x)*	16,903	998,291

		480,054,074

IT Services (6.9%)
Accenture plc, Class A	206,530	33,786,243
Adyen NV (b)*§	253	139,380
Alliance Data Systems Corp.	9,812	2,288,158
Automatic Data Processing, Inc.	232,041	31,125,980
Black Knight, Inc.*	28,862	1,545,560
Booz Allen Hamilton Holding Corp.	27,329	1,195,097
Broadridge Financial Solutions, Inc.	23,941	2,755,609
Cognizant Technology Solutions Corp., Class A	107,387	8,482,499
CoreLogic, Inc.*	10,203	529,536
EPAM Systems, Inc.*	10,276	1,277,615
Euronet Worldwide, Inc.*	5,079	425,468
Fidelity National Information Services, Inc.	38,449	4,076,747
First Data Corp., Class A*	97,685	2,044,547
Fiserv, Inc.*	133,025	9,855,822
FleetCor Technologies, Inc.*	18,133	3,819,716
Gartner, Inc.*	100,168	13,312,327
Genpact Ltd.	11,135	322,136
Global Payments, Inc.	32,353	3,607,036
International Business Machines Corp.	134,698	18,817,311
Jack Henry & Associates, Inc.	15,641	2,038,961
Mastercard, Inc., Class A	287,948	56,587,540
Paychex, Inc.	65,338	4,465,852
PayPal Holdings, Inc.*	330,514	27,521,901
Sabre Corp.	39,219	966,356
Square, Inc., Class A*	58,301	3,593,674
Switch, Inc., Class A (x)	5,233	63,686
Teradata Corp.*	17,381	697,847
Total System Services, Inc.	36,662	3,098,672
Visa, Inc., Class A	779,326	103,221,728
Western Union Co. (The)	26,708	542,974
WEX, Inc.*	8,387	1,597,556
Worldpay, Inc.*	74,725	6,111,011

		349,914,545

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc. (x)*	185,075	2,774,274
Analog Devices, Inc.	12,056	1,156,412
Applied Materials, Inc.	214,104	9,889,464
ASML Holding NV (Registered) (NYRS)	16,900	3,345,693
Broadcom, Inc.	73,803	17,907,560
Cavium, Inc.*	13,841	1,197,247
Cypress Semiconductor Corp.	49,911	777,613
KLA-Tencor Corp.	31,757	3,256,045
Lam Research Corp.	33,418	5,776,301
Maxim Integrated Products, Inc.	56,677	3,324,673
Microchip Technology, Inc. (x)	46,868	4,262,645
Micron Technology, Inc.*	184,814	9,691,646
MKS Instruments, Inc.	10,972	1,050,020
Monolithic Power Systems, Inc.	8,199	1,095,960

NVIDIA Corp.	118,732	28,127,612
NXP Semiconductors NV*	3,746	409,325
ON Semiconductor Corp.*	86,192	1,916,479
QUALCOMM, Inc.	214,311	12,027,133
Skyworks Solutions, Inc.	26,244	2,536,483
Teradyne, Inc.	6,330	240,983
Texas Instruments, Inc.	238,581	26,303,555
Universal Display Corp. (x)	8,821	758,606
Versum Materials, Inc.	21,874	812,619
Xilinx, Inc.	51,854	3,383,992

		142,022,340

Software (8.9%)
Activision Blizzard, Inc.	200,062	15,268,732
Adobe Systems, Inc.*	183,299	44,690,129
ANSYS, Inc.*	16,977	2,957,054
Aspen Technology, Inc.*	13,692	1,269,796
Atlassian Corp. plc, Class A*	18,722	1,170,499
Autodesk, Inc.*	193,036	25,305,089
Cadence Design Systems, Inc.*	56,878	2,463,386
CDK Global, Inc.	26,770	1,741,389
Ceridian HCM Holding, Inc.*	4,746	157,520
Citrix Systems, Inc.*	27,612	2,894,842
Dell Technologies, Inc., Class V*	2,981	252,133
Electronic Arts, Inc.*	97,416	13,737,604
Fair Isaac Corp.*	5,939	1,148,127
FireEye, Inc.*	25,321	389,690
Fortinet, Inc.*	28,792	1,797,485
Guidewire Software, Inc.*	16,236	1,441,432
Intuit, Inc.	90,643	18,518,818
Manhattan Associates, Inc.*	13,956	656,072
Microsoft Corp.	2,094,198	206,508,865
Oracle Corp.	698,840	30,790,890
Paycom Software, Inc. (x)*	10,088	996,997
Pegasystems, Inc.	7,608	416,918
Proofpoint, Inc.*	10,202	1,176,393
PTC, Inc.*	23,302	2,185,961
RealPage, Inc.*	14,236	784,404
Red Hat, Inc.*	59,887	8,047,016
RingCentral, Inc., Class A*	13,504	950,006
salesforce.com, Inc.*	211,206	28,808,498
ServiceNow, Inc.*	57,496	9,916,335
Splunk, Inc.*	29,519	2,925,628
SS&C Technologies Holdings, Inc.	39,091	2,028,823
Symantec Corp.	282,544	5,834,534
Synopsys, Inc.*	3,065	262,272
Tableau Software, Inc., Class A*	13,799	1,348,852
Take-Two Interactive Software, Inc.*	13,669	1,617,863
Tyler Technologies, Inc.*	7,662	1,701,730
Ultimate Software Group, Inc. (The)*	6,069	1,561,614
VMware, Inc., Class A (x)*	29,008	4,263,306
Workday, Inc., Class A*	58,891	7,132,878
Zendesk, Inc.*	20,881	1,137,806

		456,257,386

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	1,025,440	189,819,199
NCR Corp.*	19,854	595,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

NetApp, Inc.	54,713	$4,296,612
Pure Storage, Inc., Class A*	33,472	799,311

		195,510,345

Total Information Technology		1,660,745,511

Materials (1.2%)
Chemicals (0.9%)
Axalta Coating Systems Ltd.*	17,619	534,032
Celanese Corp.	17,481	1,941,440
Chemours Co. (The)	36,705	1,628,234
DowDuPont, Inc.	45,400	2,992,768
Ecolab, Inc.	23,549	3,304,631
FMC Corp.	11,150	994,692
International Flavors & Fragrances, Inc.	6,824	845,903
LyondellBasell Industries NV, Class A	31,217	3,429,187
NewMarket Corp.	1,508	609,986
Platform Specialty Products Corp.*	22,789	264,352
PPG Industries, Inc.	3,387	351,334
Praxair, Inc.	52,288	8,269,347
RPM International, Inc.	5,662	330,208
Scotts Miracle-Gro Co. (The)	4,050	336,798
Sherwin-Williams Co. (The)	34,889	14,219,710
Westlake Chemical Corp.	6,813	733,283
WR Grace & Co.	10,088	739,551

		41,525,456

Construction Materials (0.1%)
Eagle Materials, Inc.	8,477	889,831
Martin Marietta Materials, Inc.	11,727	2,618,991
Vulcan Materials Co.	25,156	3,246,633

		6,755,455

Containers & Packaging (0.1%)
Avery Dennison Corp.	17,810	1,818,401
Berry Global Group, Inc.*	13,503	620,328
Crown Holdings, Inc.*	26,101	1,168,281
Graphic Packaging Holding Co.	11,167	162,033
International Paper Co.	9,675	503,874
Packaging Corp. of America	18,982	2,121,997
Sealed Air Corp.	18,157	770,765
Silgan Holdings, Inc.	5,718	153,414

		7,319,093

Metals & Mining (0.1%)
Compass Minerals International, Inc. (x)	34,741	2,284,221
Royal Gold, Inc.	5,488	509,506
Southern Copper Corp.	16,716	783,479
Steel Dynamics, Inc.	6,978	320,639

		3,897,845

Total Materials		59,497,849

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	1,601	201,998
American Tower Corp. (REIT)	89,419	12,891,537

Colony Capital, Inc. (REIT)	8,555	53,383
CoreSite Realty Corp. (REIT)	7,184	796,131
Crown Castle International Corp. (REIT)	121,848	13,137,650
Equinix, Inc. (REIT)	16,149	6,942,294
Equity LifeStyle Properties, Inc. (REIT)	17,152	1,576,269
Extra Space Storage, Inc. (REIT)	21,524	2,148,310
Gaming and Leisure Properties, Inc. (REIT)	14,552	520,962
Hudson Pacific Properties, Inc. (REIT)	3,590	127,194
Lamar Advertising Co. (REIT), Class A	15,420	1,053,340
Life Storage, Inc. (REIT)	571	55,564
Omega Healthcare Investors, Inc. (REIT) (x)	3,186	98,766
Public Storage (REIT)	30,231	6,858,205
SBA Communications Corp. (REIT)*	23,208	3,832,105
Simon Property Group, Inc. (REIT)	57,630	9,808,050
Taubman Centers, Inc. (REIT)	11,992	704,650

		60,806,408

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	31,115	1,485,430
Howard Hughes Corp. (The)*	3,177	420,953

		1,906,383

Total Real Estate		62,712,791

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.0%)
AT&T, Inc.	8,072	259,192
Zayo Group Holdings, Inc.*	40,452	1,475,689

		1,734,881

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	40,854	2,441,026

Total Telecommunication Services		4,175,907

Utilities (0.1%)
Electric Utilities (0.0%)
NextEra Energy, Inc.	11,300	1,887,439

Multi-Utilities (0.1%)
Sempra Energy	34,645	4,022,631

Water Utilities (0.0%)
American Water Works Co., Inc.	20,200	1,724,676

Total Utilities		7,634,746

Total Common Stocks (80.3%) (Cost $2,085,004,989)		4,094,889,755

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	5,579	1,523,346
iShares Morningstar Large-Cap ETF	10,023	1,542,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

iShares Morningstar Large-Cap Growth ETF (x)‡	519,465	$90,412,208
iShares Morningstar Large-Cap Value ETF (x)	64,568	6,545,432
iShares Russell 1000 ETF	3,225	490,136
iShares Russell 1000 Growth ETF (x)	1,014,973	145,953,117
iShares Russell 1000 Value ETF (x)	98,190	11,918,302
iShares S&P 100 ETF (x)	2,587	309,405
iShares S&P 500 Growth ETF (x)	631,950	102,761,390
iShares S&P 500 Value ETF	85,704	9,438,582
Vanguard Growth ETF	692,822	103,791,664
Vanguard Large-Cap ETF (x)	600	74,856
Vanguard Value ETF (x)	91,300	9,479,679

Total Exchange Traded Funds (9.5%) (Cost $222,028,328)		484,240,556

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment Corp. 5.000%, 10/1/24	$573,859	981,463

Total Consumer Discretionary		981,463

Total Long-Term Debt Securities (0.0%) (Cost $1,061,962)		981,463

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.2%)
JPMorgan Prime Money Market Fund, IM Shares	266,227,206	266,280,452

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $2,000,353, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,700,282, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,734,001. (xx)	1,700,000	1,700,000

Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $6,002,543, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $6,325,726. (xx)	6,000,000	6,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $700,117, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $714,005. (xx)	700,000	700,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,200,200, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,224,001. (xx)	1,200,000	1,200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,200,200, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,224,003. (xx)	1,200,000	1,200,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $5,000,913, collateralized by various Common Stocks; total market value $5,560,975. (xx)	5,000,000	5,000,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $7,515,874, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $7,665,372. (xx)	7,514,565	7,514,565
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $7,001,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $7,143,255. (xx)	7,000,000	7,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $10,001,750, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $10,200,152. (xx)	$10,000,000	$10,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $5,300,919, collateralized by various Common Stocks; total market value $5,898,323. (xx)	5,300,000	5,300,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $5,100,884, collateralized by various Common Stocks; total market value $5,675,745. (xx)	5,100,000	5,100,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $6,002,462, collateralized by various Common Stocks; total market value $6,677,347. (xx)	6,000,000	6,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $17,006,380, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $17,340,000. (xx)	17,000,000	17,000,000

Total Repurchase Agreements		75,714,565

Total Short-Term Investments (6.7%) (Cost $341,963,803)		341,995,017

Total Investments in Securities (96.5%) (Cost $2,650,059,082)		4,922,106,791
Other Assets Less Liabilities (3.5%)		180,594,418

Net Assets (100%)		$5,102,701,209

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $139,380 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $139,380 or 0.0% of net assets.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $94,014,941. This was secured by cash collateral of $75,714,565 which was subsequently invested in joint repurchase agreements with a total value of $75,714,565, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $21,348,390 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Growth ETF	519,465	106,705,054	—	(27,729,574)	5,019,733	6,416,995	90,412,208	400,998	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Emini Index	710	9/2018	USD	100,347,850	(1,599,077)
S&P 500 E-Mini Index	2,965	9/2018	USD	403,477,200	(8,554,849)

					(10,153,926)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$836,662,147	$2,802,338	$—	$839,464,485
Consumer Staples	294,330,222	22,721,770	—	317,051,992
Energy	41,215,062	—	—	41,215,062
Financials	186,086,718	—	—	186,086,718
Health Care	520,979,041	—	—	520,979,041
Industrials	395,325,653	—	—	395,325,653
Information Technology	1,651,972,808	8,772,703	—	1,660,745,511
Materials	59,497,849	—	—	59,497,849
Real Estate	62,712,791	—	—	62,712,791
Telecommunication Services	4,175,907	—	—	4,175,907
Utilities	7,634,746	—	—	7,634,746
Convertible Bonds
Consumer Discretionary	—	981,463	—	981,463
Exchange Traded Funds	484,240,556	—	—	484,240,556
Short-Term Investments
Investment Company	266,280,452	—	—	266,280,452
Repurchase Agreements	—	75,714,565	—	75,714,565

Total Assets	$4,811,113,952	$110,992,839	$—	$4,922,106,791

Liabilities:
Futures	$(10,153,926)	$—	$—	$(10,153,926)

Total Liabilities	$(10,153,926)	$—	$—	$(10,153,926)

Total	$4,800,960,026	$110,992,839	$—	$4,911,952,865

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(10,153,926	)*

Total		$(10,153,926)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$7,383,822	$7,383,822

Total	$7,383,822	$7,383,822

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(14,951,160)	$(14,951,160)

Total	$(14,951,160)	$(14,951,160)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $491,450,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 29%)*	$645,073,163
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 30%)*	$976,469,039

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,261,288,512
Aggregate gross unrealized depreciation	(28,962,763)

Net unrealized appreciation	$2,232,325,749

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,679,627,116

For the six months ended June 30, 2018, the Portfolio incurred approximately $20,478 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $30,950,066)	$90,412,208
Unaffiliated Issuers (Cost $2,543,394,451)	4,755,980,018
Repurchase Agreements (Cost $75,714,565)	75,714,565
Cash	235,541,680
Cash held as collateral at broker	21,003,200
Receivable for securities sold	4,462,921
Dividends, interest and other receivables	3,294,024
Due from broker for futures variation margin	411,578
Receivable from Separate Accounts for Portfolio shares sold	129,003
Securities lending income receivable	62,454
Other assets	54,379

Total assets	5,187,066,030

LIABILITIES
Payable for return of collateral on securities loaned	75,714,565
Payable for securities purchased	3,120,787
Investment management fees payable	1,916,376
Payable to Separate Accounts for Portfolio shares redeemed	1,717,410
Distribution fees payable – Class IB	904,919
Administrative fees payable	520,206
Distribution fees payable – Class IA	12,069
Trustees’ fees payable	4,329
Accrued expenses	454,160

Total liabilities	84,364,821

NET ASSETS	$5,102,701,209

Net assets were comprised of:
Paid in capital	$2,530,246,613
Accumulated undistributed net investment income (loss)	13,534,180
Accumulated undistributed net realized gain (loss)	297,027,761
Net unrealized appreciation (depreciation)	2,261,892,655

Net assets	$5,102,701,209

Class IA
Net asset value, offering and redemption price per share, $57,715,884 / 1,640,554 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.18

Class IB
Net asset value, offering and redemption price per share, $4,317,283,271 / 125,995,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.27

Class K
Net asset value, offering and redemption price per share, $727,702,054 / 20,654,730 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.23

(x)	Includes value of securities on loan of $94,014,941.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($400,998 of dividend income received from affiliates) (net of $97,203 foreign withholding tax)	$31,175,280
Interest	1,276,361
Securities lending (net)	490,450

Total income	32,942,091

EXPENSES
Investment management fees	11,474,124
Distribution fees – Class IB	5,422,950
Administrative fees	3,093,908
Printing and mailing expenses	190,251
Custodian fees	129,430
Professional fees	94,520
Distribution fees – Class IA	71,549
Trustees’ fees	56,479
Miscellaneous	54,221

Total expenses	20,587,432

NET INVESTMENT INCOME (LOSS)	12,354,659

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,019,733 of realized gain (loss) from affiliates)	289,591,547
Futures contracts	7,383,822
Foreign currency transactions	(19,589)

Net realized gain (loss)	296,955,780

Change in unrealized appreciation (depreciation) on:
Investments in securities ($6,416,995 of change in unrealized appreciation (depreciation) from affiliates)	11,728,231
Futures contracts	(14,951,160)
Foreign currency translations	(3,710)

Net change in unrealized appreciation (depreciation)	(3,226,639)

NET REALIZED AND UNREALIZED GAIN (LOSS)	293,729,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$306,083,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,354,659	$24,736,817
Net realized gain (loss)	296,955,780	371,440,579
Net change in unrealized appreciation (depreciation)	(3,226,639)	850,511,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	306,083,800	1,246,689,220

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(249,705)
Class IB	—	(19,857,000)
Class K	—	(4,733,996)

	—	(24,840,701)

Distributions from net realized capital gains
Class IA	—	(4,131,752)
Class IB	—	(329,950,093)
Class K	—	(52,669,413)

	—	(386,751,258)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(411,591,959)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 35,832 and 53,887 shares, respectively ]	1,228,958	1,685,288
Capital shares issued in reinvestment of dividends and distributions [ 0 and 133,047 shares, respectively ]	—	4,381,457
Capital shares repurchased [ (94,441) and (164,572) shares, respectively ]	(3,244,475)	(5,203,874)

Total Class IA transactions	(2,015,517)	862,871

Class IB
Capital shares sold [ 484,135 and 1,284,889 shares, respectively ]	16,287,916	39,865,982
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,902,445 shares, respectively ]	—	349,807,093
Capital shares repurchased [ (9,265,431) and (17,679,348) shares, respectively ]	(311,113,928)	(550,460,114)

Total Class IB transactions	(294,826,012)	(160,787,039)

Class K
Capital shares sold [ 315,854 and 227,420 shares, respectively ]	10,440,908	6,954,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,742,355 shares, respectively ]	—	57,403,409
Capital shares repurchased [ (1,179,243) and (4,868,402) shares, respectively ]	(40,669,789)	(152,502,716)

Total Class K transactions	(30,228,881)	(88,145,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(327,070,410)	(248,069,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,986,610)	587,027,916
NET ASSETS:
Beginning of period	5,123,687,819	4,536,659,903

End of period (a)	$5,102,701,209	$5,123,687,819

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,534,180	$1,179,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$33.16	$27.83	$27.43	$27.67	$24.95	$18.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.15	0.08	0.06	0.05
Net realized and unrealized gain (loss)	1.94	7.93	1.36	1.01	2.71	6.48

Total from investment operations	2.02	8.08	1.51	1.09	2.77	6.53

Less distributions:
Dividends from net investment income	—	(0.16)	(0.16)	(0.08)	(0.05)	(0.04)
Distributions from net realized gains	—	(2.59)	(0.95)	(1.25)	—	—

Total dividends and distributions	—	(2.75)	(1.11)	(1.33)	(0.05)	(0.04)

Net asset value, end of period	$35.18	$33.16	$27.83	$27.43	$27.67	$24.95

Total return (b)	6.09%	29.21%	5.48%	4.03%	11.11%	35.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,716	$56,352	$46,671	$48,031	$50,676	$13,266
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.84%	0.85%	0.85%	0.84%	0.87%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.84%	0.85%	0.85%	0.84%	0.87%	0.89%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.84%	0.85%	0.86%	0.85%	0.87%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.45%	0.47%	0.53%	0.27%	0.22%	0.24%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.47%	0.53%	0.27%	0.22%	0.24%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.47%	0.53%	0.27%	0.22%	0.24%
Portfolio turnover rate (z)^	14%	19%	25%	41%	35%	40%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$32.30	$27.17	$26.79	$27.05	$24.40	$18.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.15	0.14	0.08	0.05	0.05
Net realized and unrealized gain (loss)	1.90	7.73	1.35	0.99	2.65	6.34

Total from investment operations	1.97	7.88	1.49	1.07	2.70	6.39

Less distributions:
Dividends from net investment income	—	(0.16)	(0.16)	(0.08)	(0.05)	(0.04)
Distributions from net realized gains	—	(2.59)	(0.95)	(1.25)	—	—

Total dividends and distributions	—	(2.75)	(1.11)	(1.33)	(0.05)	(0.04)

Net asset value, end of period	$34.27	$32.30	$27.17	$26.79	$27.05	$24.40

Total return (b)	6.10%	29.18%	5.53%	4.05%	11.07%	35.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,317,283	$4,353,543	$3,810,472	$4,104,762	$4,486,130	$4,223,748
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.84%	0.85%	0.85%	0.84%	0.86%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.84%	0.85%	0.85%	0.84%	0.86%	0.89%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.84%	0.85%	0.86%	0.85%	0.86%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.45%	0.47%	0.53%	0.27%	0.20%	0.22%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.47%	0.53%	0.27%	0.20%	0.22%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.45%	0.47%	0.53%	0.27%	0.20%	0.22%
Portfolio turnover rate (z)^	14%	19%	25%	41%	35%	40%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$33.17	$27.83	$27.42	$27.67	$24.95	$18.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.23	0.21	0.15	0.12	0.11
Net realized and unrealized gain (loss)	1.94	7.93	1.39	1.01	2.72	6.48

Total from investment operations	2.06	8.16	1.60	1.16	2.84	6.59

Less distributions:
Dividends from net investment income	—	(0.23)	(0.24)	(0.16)	(0.12)	(0.10)
Distributions from net realized gains	—	(2.59)	(0.95)	(1.25)	—	—

Total dividends and distributions	—	(2.82)	(1.19)	(1.41)	(0.12)	(0.10)

Net asset value, end of period	$35.23	$33.17	$27.83	$27.42	$27.67	$24.95

Total return (b)	6.21%	29.53%	5.79%	4.26%	11.39%	35.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$727,702	$713,793	$679,517	$856,613	$1,112,125	$1,154,919
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%	0.60%	0.60%	0.59%	0.61%	0.65%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.59%	0.60%	0.60%	0.59%	0.61%	0.64%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.59%	0.60%	0.61%	0.60%	0.61%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.72%	0.78%	0.52%	0.45%	0.49%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.72%	0.78%	0.52%	0.45%	0.49%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.72%	0.77%	0.51%	0.45%	0.49%
Portfolio turnover rate (z)^	14%	19%	25%	41%	35%	40%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA LARGE CAP VALUE MANAGED VOLATILITY (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	20.4%
Health Care	12.6
Information Technology	10.3
Energy	8.9
Consumer Discretionary	7.5
Industrials	7.0
Consumer Staples	6.6
Utilities	4.5
Investment Company	4.1
Exchange Traded Funds	3.4
Materials	3.3
Real Estate	3.0
Telecommunication Services	2.9
Repurchase Agreements	0.3
Cash and Other	5.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$981.59	$4.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.19
Class IB
Actual	1,000.00	982.07	4.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.19
Class K
Actual	1,000.00	982.64	2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	2.94

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.84%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.5%)
Auto Components (0.6%)
Adient plc	19,144	$941,693
Aptiv plc	49,570	4,542,099
BorgWarner, Inc.	42,800	1,847,248
Gentex Corp.	18,002	414,406
Goodyear Tire & Rubber Co. (The)	49,200	1,145,868
Lear Corp.	56,249	10,451,627
Magna International, Inc.	133,230	7,744,660
Visteon Corp.*	2,200	284,328

		27,371,929

Automobiles (0.5%)
Ford Motor Co.	800,820	8,865,077
General Motors Co.	302,417	11,915,230
Harley-Davidson, Inc.	49,094	2,065,876
Thor Industries, Inc.	1,800	175,302

		23,021,485

Distributors (0.1%)
Genuine Parts Co.	29,362	2,695,138
LKQ Corp.*	52,700	1,681,130

		4,376,268

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	1,800	184,536
Graham Holdings Co., Class B	926	542,729
H&R Block, Inc.	35,100	799,578
Service Corp. International	19,200	687,168

		2,214,011

Hotels, Restaurants & Leisure (1.1%)
Aramark	50,030	1,856,113
Caesars Entertainment Corp.*	121,700	1,302,190
Carnival Corp.	83,162	4,766,013
Darden Restaurants, Inc.	12,600	1,348,956
Extended Stay America, Inc.	15,500	334,955
Hyatt Hotels Corp., Class A	9,292	716,878
International Game Technology plc (x)	19,000	441,560
Las Vegas Sands Corp.	28,500	2,176,260
Marriott International, Inc., Class A	5,160	653,256
McDonald’s Corp.	153,788	24,097,041
MGM Resorts International	96,962	2,814,807
Norwegian Cruise Line Holdings Ltd.*	41,982	1,983,650
Royal Caribbean Cruises Ltd.	34,586	3,583,110
Yum China Holdings, Inc.	69,500	2,672,970
Yum! Brands, Inc.	53,753	4,204,560

		52,952,319

Household Durables (0.4%)
DR Horton, Inc.	29,165	1,195,765
Garmin Ltd. (x)	23,312	1,422,032
Leggett & Platt, Inc.	26,800	1,196,352
Lennar Corp., Class A	26,858	1,410,045
Lennar Corp., Class B	1,412	60,278
Mohawk Industries, Inc.*	12,787	2,739,870

Newell Brands, Inc.	138,627	3,575,190
NVR, Inc.*	1,209	3,591,154
PulteGroup, Inc.	36,200	1,040,750
Toll Brothers, Inc.	14,160	523,778
Whirlpool Corp.	14,272	2,086,995

		18,842,209

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.*	2,992	5,085,802
Booking Holdings, Inc.*	773	1,566,941
Qurate Retail, Inc., Class A*	89,111	1,890,935

		8,543,678

Leisure Products (0.1%)
Brunswick Corp.	16,000	1,031,680
Hasbro, Inc.	15,109	1,394,712
Mattel, Inc. (x)	54,900	901,458

		3,327,850

Media (2.8%)
Charter Communications, Inc., Class A*	19,834	5,815,527
Cinemark Holdings, Inc.	21,900	768,252
Comcast Corp., Class A	1,660,388	54,477,329
Discovery, Inc., Class A (x)*	31,500	866,250
Discovery, Inc., Class C*	70,737	1,803,794
DISH Network Corp., Class A*	45,500	1,529,255
GCI Liberty, Inc., Class A*	20,600	928,648
Interpublic Group of Cos., Inc. (The)	553,495	12,973,923
John Wiley & Sons, Inc., Class A	9,012	562,349
Liberty Broadband Corp., Class A*	5,214	394,387
Liberty Broadband Corp., Class C*	21,328	1,614,956
Liberty Media Corp.-Liberty Formula One, Class A (x)*	5,000	176,550
Liberty Media Corp.-Liberty Formula One, Class C (x)*	40,400	1,500,052
Liberty Media Corp.-Liberty SiriusXM, Class A*	17,256	777,383
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,812	1,579,072
Lions Gate Entertainment Corp., Class A (x)	9,300	230,826
Lions Gate Entertainment Corp., Class B (x)	18,200	426,972
Madison Square Garden Co. (The), Class A*	3,400	1,054,646
News Corp., Class A	78,232	1,212,596
News Corp., Class B	24,800	393,080
Omnicom Group, Inc.	92,261	7,036,746
TEGNA, Inc.	464,995	5,045,196
Tribune Media Co., Class A	17,900	685,033
Twenty-First Century Fox, Inc., Class A	335,327	16,662,399
Twenty-First Century Fox, Inc., Class B	100,200	4,936,854
Viacom, Inc., Class A (x)	2,000	70,900
Viacom, Inc., Class B	72,400	2,183,584
Walt Disney Co. (The)	86,900	9,107,989

		134,814,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (0.7%)
Dollar Tree, Inc.*	39,900	$3,391,500
Kohl’s Corp.	119,175	8,687,858
Macy’s, Inc.	205,635	7,696,918
Target Corp.	141,948	10,805,081

		30,581,357

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	10,100	1,370,570
AutoNation, Inc.*	11,300	548,954
AutoZone, Inc.*	700	469,651
Best Buy Co., Inc.	36,961	2,756,551
CarMax, Inc.*	14,400	1,049,328
Dick’s Sporting Goods, Inc.	15,800	556,950
Foot Locker, Inc.	24,005	1,263,863
Gap, Inc. (The)	92,398	2,992,772
Home Depot, Inc. (The)	28,014	5,465,532
L Brands, Inc.	38,600	1,423,568
Lowe’s Cos., Inc.	27,967	2,672,806
Michaels Cos., Inc. (The)*	63,641	1,219,998
Penske Automotive Group, Inc.	7,200	337,320
Ross Stores, Inc.	9,665	819,109
Signet Jewelers Ltd.	52,555	2,929,941
Tiffany & Co.	20,900	2,750,440
TJX Cos., Inc. (The)	18,195	1,731,800
Williams-Sonoma, Inc. (x)	13,100	804,078

		31,163,231

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	5,500	503,085
Hanesbrands, Inc.	101,955	2,245,049
Michael Kors Holdings Ltd.*	13,500	899,100
PVH Corp.	15,682	2,347,909
Ralph Lauren Corp.	11,300	1,420,636
Skechers U.S.A., Inc., Class A*	14,300	429,143
Tapestry, Inc.	47,400	2,214,054
Under Armour, Inc., Class A (x)*	9,100	204,568
Under Armour, Inc., Class C*	9,300	196,044
VF Corp.	23,115	1,884,335

		12,343,923

Total Consumer Discretionary		349,552,808

Consumer Staples (6.6%)
Beverages (0.8%)
Coca-Cola Co. (The)	175,900	7,714,974
Diageo plc	156,498	5,621,971
Molson Coors Brewing Co., Class B	202,821	13,799,941
PepsiCo, Inc.	104,560	11,383,447

		38,520,333

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	7,600	798,608
Kroger Co. (The)	311,145	8,852,075
US Foods Holding Corp.*	41,500	1,569,530
Walgreens Boots Alliance, Inc.	268,579	16,118,769
Walmart, Inc.	330,033	28,267,326

		55,606,308

Food Products (2.1%)
Archer-Daniels-Midland Co.	175,707	8,052,652

Bunge Ltd.	28,814	2,008,624
Campbell Soup Co. (x)	11,200	454,048
Conagra Brands, Inc.	77,220	2,759,071
Danone SA	28,524	2,094,220
Flowers Foods, Inc.	36,700	764,461
General Mills, Inc.	227,879	10,085,925
Hain Celestial Group, Inc. (The)*	19,500	581,100
Hershey Co. (The)	2,600	241,956
Hormel Foods Corp. (x)	55,600	2,068,876
Ingredion, Inc.	14,756	1,633,489
JM Smucker Co. (The)	98,774	10,616,230
Kellogg Co.	138,232	9,658,270
Kraft Heinz Co. (The)	123,600	7,764,552
Lamb Weston Holdings, Inc.	30,006	2,055,711
McCormick & Co., Inc. (Non-Voting)	23,500	2,728,115
Mondelez International, Inc., Class A	297,202	12,185,281
Nestle SA (Registered)	91,117	7,075,530
Pilgrim’s Pride Corp.*	10,800	217,404
Pinnacle Foods, Inc.	24,281	1,579,722
Post Holdings, Inc.*	5,700	490,314
Seaboard Corp.	100	396,274
TreeHouse Foods, Inc.*	11,100	582,861
Tyson Foods, Inc., Class A	134,706	9,274,508

		95,369,194

Household Products (1.3%)
Church & Dwight Co., Inc.	7,600	404,016
Clorox Co. (The)	3,477	470,264
Colgate-Palmolive Co.	156,653	10,152,681
Energizer Holdings, Inc.	5,100	321,096
Kimberly-Clark Corp.	22,296	2,348,661
Procter & Gamble Co. (The)#	576,646	45,012,986
Reckitt Benckiser Group plc	28,186	2,320,813
Spectrum Brands Holdings, Inc. (x)	4,500	367,290

		61,397,807

Personal Products (0.1%)
Coty, Inc., Class A	191,340	2,697,894
Herbalife Nutrition Ltd.*	19,504	1,047,755
Nu Skin Enterprises, Inc., Class A	7,800	609,882

		4,355,531

Tobacco (1.1%)
Altria Group, Inc.	59,157	3,359,526
British American Tobacco plc (ADR)	83,865	4,230,989
Philip Morris International, Inc.	548,715	44,303,249

		51,893,764

Total Consumer Staples		307,142,937

Energy (8.9%)
Energy Equipment & Services (0.9%)
Apergy Corp.*	15,819	660,443
Baker Hughes a GE Co.	85,391	2,820,465
Dril-Quip, Inc.*	11,028	566,839
Helmerich & Payne, Inc.	21,683	1,382,508
Nabors Industries Ltd.	69,825	447,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

National Oilwell Varco, Inc.	78,305	$3,398,437
Patterson-UTI Energy, Inc.	44,749	805,482
RPC, Inc. (x)	173,988	2,535,005
Schlumberger Ltd.	403,231	27,028,575
Transocean Ltd.*	87,900	1,181,376
Weatherford International plc (x)*	204,000	671,160

		41,497,868

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	70,106	5,135,265
Andeavor	28,933	3,795,431
Antero Resources Corp.*	23,000	491,050
Apache Corp.	73,376	3,430,328
Cabot Oil & Gas Corp.	24,100	573,580
Canadian Natural Resources Ltd.	117,157	4,225,853
Centennial Resource Development, Inc., Class A*	37,500	677,250
Cheniere Energy, Inc.*	13,000	847,470
Chesapeake Energy Corp. (x)*	184,283	965,643
Chevron Corp.	424,262	53,639,445
Cimarex Energy Co.	16,872	1,716,557
CNX Resources Corp.*	43,930	781,075
Concho Resources, Inc.*	30,300	4,192,005
ConocoPhillips	362,071	25,207,383
Continental Resources, Inc.*	9,200	595,792
Devon Energy Corp.	326,373	14,347,357
Diamondback Energy, Inc.	14,900	1,960,393
Energen Corp.*	17,888	1,302,604
EOG Resources, Inc.	200,657	24,967,751
EQT Corp.	54,302	2,996,384
Extraction Oil & Gas, Inc. (x)*	22,659	332,861
Exxon Mobil Corp.#	930,704	76,997,141
Hess Corp.	117,316	7,847,267
HollyFrontier Corp.	85,239	5,832,905
Kinder Morgan, Inc.	389,218	6,877,482
Kosmos Energy Ltd.*	39,200	324,184
Marathon Oil Corp.	330,314	6,890,350
Marathon Petroleum Corp.	234,833	16,475,883
Murphy Oil Corp.	33,622	1,135,415
Newfield Exploration Co.*	25,900	783,475
Noble Energy, Inc.	98,394	3,471,340
Occidental Petroleum Corp.	200,629	16,788,635
ONEOK, Inc.	49,200	3,435,636
Parsley Energy, Inc., Class A*	16,200	490,536
PBF Energy, Inc., Class A	22,818	956,759
Phillips 66	109,740	12,324,899
Pioneer Natural Resources Co.	15,600	2,952,144
QEP Resources, Inc.*	48,403	593,421
Range Resources Corp.	43,137	721,682
Royal Dutch Shell plc (ADR), Class A	171,364	11,863,530
RSP Permian, Inc.*	13,700	603,074
SM Energy Co. (x)	22,700	583,163
Suncor Energy, Inc.	224,612	9,137,216
Targa Resources Corp.	44,300	2,192,407
Valero Energy Corp.	179,136	19,853,643
Whiting Petroleum Corp.*	18,287	964,091
Williams Cos., Inc. (The)	358,310	9,713,784

WPX Energy, Inc.*	81,303	1,465,893

		373,457,432

Total Energy		414,955,300

Financials (20.4%)
Banks (10.5%)
Associated Banc-Corp.	34,584	944,143
Bank of America Corp.	2,752,298	77,587,281
Bank of Hawaii Corp.	8,528	711,406
Bank of the Ozarks	24,828	1,118,253
BankUnited, Inc.	21,308	870,432
BB&T Corp.	159,790	8,059,808
BOK Financial Corp.	5,344	502,389
CIT Group, Inc. (x)	26,008	1,311,063
Citigroup, Inc.	935,828	62,625,610
Citizens Financial Group, Inc.	99,362	3,865,182
Comerica, Inc.	65,073	5,916,437
Commerce Bancshares, Inc.	19,410	1,256,021
Cullen/Frost Bankers, Inc.	11,667	1,262,836
East West Bancorp, Inc.	27,329	1,781,851
Fifth Third Bancorp	153,024	4,391,789
First Citizens BancShares, Inc., Class A	1,700	685,610
First Hawaiian, Inc.	13,988	405,932
First Horizon National Corp.	66,292	1,182,649
First Republic Bank	32,913	3,185,649
FNB Corp.	66,100	887,062
Huntington Bancshares, Inc.	224,601	3,315,111
JPMorgan Chase & Co.	1,241,559	129,370,450
KeyCorp	216,634	4,233,028
M&T Bank Corp.	29,771	5,065,536
PacWest Bancorp	25,600	1,265,152
People’s United Financial, Inc.	70,848	1,281,640
Pinnacle Financial Partners, Inc.	8,700	533,745
PNC Financial Services Group, Inc. (The)	145,825	19,700,958
Popular, Inc.	20,640	933,134
Prosperity Bancshares, Inc.	13,600	929,696
Regions Financial Corp.	624,798	11,108,908
Signature Bank*	4,117	526,482
Sterling Bancorp	45,600	1,071,600
SunTrust Banks, Inc.	95,257	6,288,867
SVB Financial Group*	2,550	736,338
Synovus Financial Corp.	22,120	1,168,600
TCF Financial Corp.	33,736	830,580
Texas Capital Bancshares, Inc.*	3,700	338,550
Umpqua Holdings Corp.	44,900	1,014,291
US Bancorp	510,606	25,540,512
Webster Financial Corp.	18,700	1,191,190
Wells Fargo & Co.	1,683,460	93,331,022
Western Alliance Bancorp*	8,000	452,880
Wintrust Financial Corp.	11,400	992,370
Zions Bancorp	68,566	3,612,743

		493,384,786

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	11,100	1,650,237
Ameriprise Financial, Inc.	24,863	3,477,836
Bank of New York Mellon Corp. (The)	287,472	15,503,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

BGC Partners, Inc., Class A	53,600	$606,752
BlackRock, Inc.	35,959	17,944,979
Cboe Global Markets, Inc.	1,700	176,919
CME Group, Inc.	63,508	10,410,231
E*TRADE Financial Corp.*	115,298	7,051,626
Franklin Resources, Inc.	67,536	2,164,529
Goldman Sachs Group, Inc. (The)	136,848	30,184,563
Interactive Brokers Group, Inc., Class A	1,294	83,347
Intercontinental Exchange, Inc.	56,615	4,164,033
Invesco Ltd.	83,107	2,207,322
Jefferies Financial Services, Inc.	63,505	1,444,104
Lazard Ltd., Class A	2,000	97,820
Legg Mason, Inc.	17,115	594,404
Moody’s Corp.	19,714	3,362,420
Morgan Stanley	444,051	21,048,017
Nasdaq, Inc.	104,044	9,496,096
Northern Trust Corp.	30,554	3,143,701
Raymond James Financial, Inc.	18,930	1,691,396
State Street Corp.	116,712	10,864,720
T. Rowe Price Group, Inc.	25,257	2,932,085

		150,300,502

Consumer Finance (1.1%)
Ally Financial, Inc.	115,431	3,032,372
American Express Co.	97,899	9,594,102
Capital One Financial Corp.	182,397	16,762,284
Credit Acceptance Corp.*	200	70,680
Discover Financial Services	74,259	5,228,576
Navient Corp.	53,493	697,014
OneMain Holdings, Inc.*	69,510	2,313,988
Santander Consumer USA Holdings, Inc.	20,595	393,159
SLM Corp.*	259,839	2,975,157
Synchrony Financial	326,816	10,909,118

		51,976,450

Diversified Financial Services (1.4%)
AXA Equitable Holdings, Inc.*	28,200	581,202
Berkshire Hathaway, Inc., Class B#*	347,621	64,883,460
Voya Financial, Inc.	32,061	1,506,867

		66,971,529

Insurance (4.0%)
Aflac, Inc.	156,780	6,744,676
Alleghany Corp.	2,734	1,571,968
Allstate Corp. (The)	105,012	9,584,445
American Financial Group, Inc.	14,725	1,580,434
American International Group, Inc.	336,348	17,833,171
American National Insurance Co.	1,479	176,874
Aon plc	59,960	8,224,713
Arch Capital Group Ltd.*	70,092	1,854,634
Arthur J Gallagher & Co.	37,000	2,415,360
Aspen Insurance Holdings Ltd.	12,024	489,377
Assurant, Inc.	10,769	1,114,484
Assured Guaranty Ltd.	95,372	3,407,642
Athene Holding Ltd., Class A*	32,524	1,425,852
Axis Capital Holdings Ltd.	14,994	833,966

Brighthouse Financial, Inc.*	61,171	2,451,122
Brown & Brown, Inc.	44,324	1,229,105
Chubb Ltd.	161,179	20,472,956
Cincinnati Financial Corp.	31,421	2,100,808
CNA Financial Corp.	5,722	261,381
Erie Indemnity Co., Class A	1,200	140,712
Everest Re Group Ltd.	17,678	4,074,425
First American Financial Corp.	63,829	3,301,236
FNF Group	192,629	7,246,703
Hanover Insurance Group, Inc. (The)	8,701	1,040,292
Hartford Financial Services Group, Inc. (The)	211,347	10,806,172
Lincoln National Corp.	111,544	6,943,614
Loews Corp.	57,640	2,782,859
Markel Corp.*	2,549	2,764,008
Marsh & McLennan Cos., Inc.	55,500	4,549,335
Mercury General Corp.	5,541	252,448
MetLife, Inc.	287,789	12,547,600
Old Republic International Corp.	57,991	1,154,601
Principal Financial Group, Inc.	57,997	3,070,941
Prudential Financial, Inc.	110,667	10,348,471
Reinsurance Group of America, Inc.	13,245	1,767,943
RenaissanceRe Holdings Ltd.	7,436	894,700
Torchmark Corp.	21,621	1,760,166
Travelers Cos., Inc. (The)	114,030	13,950,430
Unum Group	42,953	1,588,831
Validus Holdings Ltd.	13,578	917,873
White Mountains Insurance Group Ltd.	696	631,001
Willis Towers Watson plc	27,000	4,093,200
WR Berkley Corp.	19,454	1,408,664
XL Group Ltd.	135,312	7,570,706

		189,379,899

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	86,248	1,603,350
Annaly Capital Management, Inc. (REIT)	256,880	2,643,295
Chimera Investment Corp. (REIT)	38,156	697,492
MFA Financial, Inc. (REIT)	81,357	616,686
New Residential Investment Corp. (REIT)	68,400	1,196,316
Starwood Property Trust, Inc. (REIT)	52,236	1,134,044
Two Harbors Investment Corp. (REIT)	35,480	560,584

		8,451,767

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	97,538	1,076,819
TFS Financial Corp.	10,096	159,214

		1,236,033

Total Financials		961,700,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (12.6%)
Biotechnology (0.8%)
AbbVie, Inc.	69,038	$6,396,371
Agios Pharmaceuticals, Inc.*	700	58,961
Alexion Pharmaceuticals, Inc.*	7,500	931,125
Alnylam Pharmaceuticals, Inc. (x)*	2,100	206,829
Amgen, Inc.	18,513	3,417,315
Biogen, Inc.*	11,953	3,469,239
Bluebird Bio, Inc.*	3,200	502,240
Gilead Sciences, Inc.	287,689	20,379,888
United Therapeutics Corp.*	8,800	995,720
Vertex Pharmaceuticals, Inc.*	6,202	1,054,092

		37,411,780

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	449,079	27,389,328
Baxter International, Inc.	210,668	15,555,725
Becton Dickinson and Co.	49,500	11,858,220
Boston Scientific Corp.*	65,300	2,135,310
Cooper Cos., Inc. (The)	8,364	1,969,304
Danaher Corp.	190,177	18,766,666
Dentsply Sirona, Inc.	45,787	2,004,097
Hill-Rom Holdings, Inc.	4,765	416,175
Hologic, Inc.*	55,600	2,210,100
Integra LifeSciences Holdings Corp.*	3,300	212,553
Intuitive Surgical, Inc.*	2,579	1,234,000
Koninklijke Philips NV (NYRS)	140,711	5,947,854
Medtronic plc	515,358	44,119,799
STERIS plc	17,200	1,806,172
Teleflex, Inc.	7,598	2,037,860
West Pharmaceutical Services, Inc.	11,500	1,141,835
Zimmer Biomet Holdings, Inc.	186,660	20,801,390

		159,606,388

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc. (x)*	17,700	724,107
Aetna, Inc.	78,455	14,396,493
Anthem, Inc.	59,044	14,054,243
Cardinal Health, Inc.	63,642	3,107,639
Centene Corp.*	4,885	601,881
Cigna Corp.	86,210	14,651,390
CVS Health Corp.	208,567	13,421,286
DaVita, Inc.*	13,300	923,552
Envision Healthcare Corp.*	26,339	1,159,179
Express Scripts Holding Co.*	138,632	10,703,777
HCA Healthcare, Inc.	16,329	1,675,355
Henry Schein, Inc.*	26,800	1,946,752
Humana, Inc.	9,080	2,702,480
Laboratory Corp. of America Holdings*	52,190	9,369,671
McKesson Corp.	79,311	10,580,087
MEDNAX, Inc.*	18,906	818,252
Molina Healthcare, Inc.*	1,900	186,086
Premier, Inc., Class A*	7,100	258,298
Quest Diagnostics, Inc.	27,799	3,056,222
UnitedHealth Group, Inc.	18,903	4,637,662
Universal Health Services, Inc., Class B	17,338	1,932,147

WellCare Health Plans, Inc.*	700	172,368

		111,078,927

Health Care Technology (0.0%)
Cerner Corp.*	35,900	2,146,461

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	66,120	4,088,861
Bio-Rad Laboratories, Inc., Class A*	4,383	1,264,671
Bruker Corp.	12,200	354,288
Charles River Laboratories International, Inc.*	2,700	303,102
IQVIA Holdings, Inc.*	33,366	3,330,594
PerkinElmer, Inc.	22,504	1,647,968
QIAGEN NV*	45,353	1,639,964
Thermo Fisher Scientific, Inc.	113,215	23,451,355
Waters Corp.*	1,200	232,308

		36,313,111

Pharmaceuticals (5.2%)
Allergan plc	69,537	11,593,209
AstraZeneca plc (ADR)	41,039	1,440,879
Bristol-Myers Squibb Co.	198,120	10,963,961
Catalent, Inc.*	20,800	871,312
Eli Lilly & Co.	75,900	6,476,547
Jazz Pharmaceuticals plc*	1,000	172,300
Johnson & Johnson#	577,360	70,056,861
Merck & Co., Inc.	581,925	35,322,848
Mylan NV*	179,659	6,492,876
Novartis AG (Registered)	13,331	1,013,388
Novartis AG (ADR)	134,675	10,173,350
Perrigo Co. plc	26,500	1,932,115
Pfizer, Inc.#	2,262,935	82,099,281
Roche Holding AG	3,824	851,644
Teva Pharmaceutical Industries Ltd. (ADR)	128,343	3,121,302

		242,581,873

Total Health Care		589,138,540

Industrials (7.0%)
Aerospace & Defense (1.5%)
Arconic, Inc.	88,661	1,508,124
Boeing Co. (The)	27,763	9,314,764
Curtiss-Wright Corp.	8,300	987,866
General Dynamics Corp.	29,308	5,463,304
Hexcel Corp.	14,400	955,872
Huntington Ingalls Industries, Inc.	1,300	281,827
L3 Technologies, Inc.	16,068	3,090,198
Lockheed Martin Corp.	13,634	4,027,893
Northrop Grumman Corp.	22,412	6,896,172
Raytheon Co.	23,789	4,595,559
Rockwell Collins, Inc.	29,100	3,919,188
Teledyne Technologies, Inc.*	7,300	1,453,138
Textron, Inc.	43,707	2,880,728
United Technologies Corp.	202,799	25,355,960

		70,730,593

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	24,023	2,551,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.4%)
Alaska Air Group, Inc.	24,600	$1,485,594
American Airlines Group, Inc.	86,100	3,268,356
Copa Holdings SA, Class A	6,400	605,568
Delta Air Lines, Inc.	99,700	4,939,138
JetBlue Airways Corp.*	250,294	4,750,580
Southwest Airlines Co.	31,500	1,602,720
United Continental Holdings, Inc.*	51,000	3,556,230

		20,208,186

Building Products (0.4%)
Allegion plc	3,300	255,288
Fortune Brands Home & Security, Inc.	17,400	934,206
Johnson Controls International plc	415,024	13,882,552
Lennox International, Inc.	500	100,075
Masco Corp.	20,100	752,142
Owens Corning	22,437	1,421,833
USG Corp.*	18,700	806,344

		18,152,440

Commercial Services & Supplies (0.1%)
ADT, Inc. (x)	21,563	186,520
Clean Harbors, Inc.*	10,500	583,275
KAR Auction Services, Inc.	1,700	93,160
Republic Services, Inc.	42,165	2,882,399
Stericycle, Inc.*	16,900	1,103,401
Waste Management, Inc.	13,461	1,094,918

		5,943,673

Construction & Engineering (0.1%)
AECOM*	32,664	1,078,892
Fluor Corp.	28,705	1,400,230
Jacobs Engineering Group, Inc.	26,085	1,656,136
Quanta Services, Inc.*	21,655	723,277
Valmont Industries, Inc.	4,500	678,375

		5,536,910

Electrical Equipment (0.6%)
ABB Ltd. (ADR)	271,623	5,913,233
Acuity Brands, Inc.	8,300	961,721
AMETEK, Inc.	37,800	2,727,648
Eaton Corp. plc	158,534	11,848,832
Emerson Electric Co.	37,335	2,581,342
GrafTech International Ltd.	7,800	140,322
Hubbell, Inc.	25,156	2,659,995
nVent Electric plc*	32,893	825,614
Regal Beloit Corp.	8,993	735,627
Sensata Technologies Holding plc*	15,700	747,006

		29,141,340

Industrial Conglomerates (1.3%)
3M Co.	45,278	8,907,088
Carlisle Cos., Inc.	12,178	1,318,999
General Electric Co.#	2,226,073	30,296,855
Honeywell International, Inc.	117,885	16,981,334
Roper Technologies, Inc.	16,900	4,662,879

		62,167,155

Machinery (1.1%)
AGCO Corp.	13,651	828,889
Caterpillar, Inc.	23,021	3,123,259
Colfax Corp.*	18,200	557,830
Crane Co.	10,274	823,256
Cummins, Inc.	20,000	2,660,000
Donaldson Co., Inc.	1,754	79,140
Dover Corp.	31,039	2,272,055
Flowserve Corp.	26,800	1,082,720
Fortive Corp.	5,134	395,883
Gardner Denver Holdings, Inc.*	14,600	429,094
Gates Industrial Corp. plc*	9,092	147,927
IDEX Corp.	955	130,338
Illinois Tool Works, Inc.	41,545	5,755,645
Ingersoll-Rand plc	60,059	5,389,094
ITT, Inc.	17,900	935,633
Middleby Corp. (The)*	4,600	480,332
Nordson Corp.	800	102,728
Oshkosh Corp.	33,750	2,373,300
PACCAR, Inc.	70,376	4,360,497
Parker-Hannifin Corp.	22,338	3,481,377
Pentair plc	32,893	1,384,137
Snap-on, Inc.	11,500	1,848,280
Stanley Black & Decker, Inc.	54,608	7,252,489
Terex Corp.	13,903	586,568
Timken Co. (The)	14,039	611,398
Trinity Industries, Inc.	30,098	1,031,157
Wabtec Corp.	11,300	1,113,954
Xylem, Inc.	16,217	1,092,701

		50,329,681

Marine (0.0%)
Kirby Corp.*	12,100	1,011,560

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	4,352	533,773
Equifax, Inc.	39,109	4,892,927
IHS Markit Ltd.*	79,800	4,116,882
ManpowerGroup, Inc.	13,408	1,153,892
Nielsen Holdings plc	73,049	2,259,406

		12,956,880

Road & Rail (0.9%)
AMERCO	1,503	535,293
Canadian National Railway Co.	28,971	2,368,379
CSX Corp.	113,837	7,260,524
Genesee & Wyoming, Inc., Class A*	9,639	783,843
Kansas City Southern	21,000	2,225,160
Knight-Swift Transportation Holdings, Inc.	26,400	1,008,744
Norfolk Southern Corp.	90,756	13,692,359
Ryder System, Inc.	10,658	765,884
Schneider National, Inc., Class B	8,100	222,831
Union Pacific Corp.	78,277	11,090,285

		39,953,302

Trading Companies & Distributors (0.2%)
Air Lease Corp.	18,349	770,108
HD Supply Holdings, Inc.*	50,254	2,155,394
MSC Industrial Direct Co., Inc., Class A	5,000	424,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Univar, Inc.*	20,000	$524,800
Watsco, Inc.	1,300	231,764
WESCO International, Inc.*	9,564	546,104
WW Grainger, Inc.	17,093	5,271,481

		9,923,901

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,200	683,640

Total Industrials		329,291,224

Information Technology (10.3%)
Communications Equipment (1.9%)
Arista Networks, Inc.*	15,689	4,039,761
ARRIS International plc*	35,700	872,687
Cisco Systems, Inc.	1,542,780	66,385,822
CommScope Holding Co., Inc.*	38,900	1,136,075
EchoStar Corp., Class A*	9,783	434,365
Juniper Networks, Inc.	277,564	7,610,805
Motorola Solutions, Inc.	29,500	3,432,915
Nokia OYJ (ADR) (x)	851,763	4,897,637

		88,810,067

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	17,808	1,340,586
Avnet, Inc.	23,982	1,028,588
Coherent, Inc.*	1,500	234,630
Corning, Inc.	167,666	4,612,492
Dolby Laboratories, Inc., Class A	12,336	761,008
FLIR Systems, Inc.	25,035	1,301,069
Jabil, Inc.	34,274	948,019
Keysight Technologies, Inc.*	38,310	2,261,439
Littelfuse, Inc.	900	205,362
National Instruments Corp.	4,200	176,316
Trimble, Inc.*	51,100	1,678,124

		14,547,633

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	2,100	153,783
Alphabet, Inc., Class C*	8,861	9,885,775
eBay, Inc.*	150,200	5,446,252
Facebook, Inc., Class A*	58,364	11,341,292
LogMeIn, Inc.	3,600	371,700
Zillow Group, Inc., Class A*	3,100	185,225
Zillow Group, Inc., Class C (x)*	6,400	377,984

		27,762,011

IT Services (1.6%)
Accenture plc, Class A	90,899	14,870,166
Amdocs Ltd.	46,546	3,080,880
Booz Allen Hamilton Holding Corp.	49,972	2,185,276
Cognizant Technology Solutions Corp., Class A	50,412	3,982,044
Conduent, Inc.*	39,008	708,775
CoreLogic, Inc.*	6,225	323,078
DXC Technology Co.	87,750	7,073,528
Euronet Worldwide, Inc.*	5,000	418,850
Fidelity National Information Services, Inc.	113,267	12,009,700
Fiserv, Inc.*	74,331	5,507,184

Genpact Ltd.	19,400	561,242
International Business Machines Corp.	61,374	8,573,948
Leidos Holdings, Inc.	29,284	1,727,756
Mastercard, Inc., Class A	37,695	7,407,821
Sabre Corp.	9,400	231,616
Teradata Corp.*	7,200	289,080
Western Union Co. (The)	68,300	1,388,539
Worldpay, Inc.*	54,500	4,457,010

		74,796,493

Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc.	84,293	8,085,385
Applied Materials, Inc.	29,681	1,370,965
Broadcom, Inc.	35,500	8,613,720
Cypress Semiconductor Corp.	22,681	353,370
First Solar, Inc.*	16,794	884,372
Intel Corp.	1,085,942	53,982,178
Lam Research Corp.	4,124	712,833
Marvell Technology Group Ltd.	81,600	1,749,504
Micron Technology, Inc.*	51,545	2,703,020
NVIDIA Corp.	11,536	2,732,878
NXP Semiconductors NV*	83,793	9,156,061
Qorvo, Inc.*	25,900	2,076,403
QUALCOMM, Inc.	561,716	31,523,502
Skyworks Solutions, Inc.	10,900	1,053,485
Teradyne, Inc.	32,847	1,250,485
Texas Instruments, Inc.	95,952	10,578,708

		136,826,869

Software (1.8%)
Adobe Systems, Inc.*	11,866	2,893,049
Aspen Technology, Inc.*	800	74,192
Autodesk, Inc.*	7,169	939,784
CA, Inc.	64,306	2,292,509
Dell Technologies, Inc., Class V*	38,000	3,214,040
FireEye, Inc. (x)*	12,900	198,531
Intuit, Inc.	7,934	1,620,956
Microsoft Corp.	267,449	26,373,146
Nuance Communications, Inc.*	60,235	836,363
Oracle Corp.	891,799	39,292,664
SS&C Technologies Holdings, Inc.	2,900	150,510
Symantec Corp.	126,900	2,620,485
Synopsys, Inc.*	27,447	2,348,640
Take-Two Interactive Software, Inc.*	9,400	1,112,584
Zynga, Inc., Class A*	156,689	637,724

		84,605,177

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	144,893	26,821,143
Hewlett Packard Enterprise Co.	361,673	5,284,043
HP, Inc.	532,019	12,071,511
NCR Corp.*	63,164	1,893,657
Western Digital Corp.	61,452	4,756,999
Xerox Corp.	181,428	4,354,272

		55,181,625

Total Information Technology		482,529,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (3.3%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	45,007	$7,008,940
Akzo Nobel NV (ADR)	116,956	3,319,211
Albemarle Corp.	22,622	2,133,933
Ashland Global Holdings, Inc.	12,713	993,902
Axalta Coating Systems Ltd.*	26,500	803,215
Cabot Corp.	12,389	765,269
Celanese Corp.	10,200	1,132,812
CF Industries Holdings, Inc.	125,607	5,576,951
DowDuPont, Inc.	504,354	33,247,015
Eastman Chemical Co.	29,200	2,918,832
Ecolab, Inc.	28,700	4,027,471
FMC Corp.	16,300	1,454,123
Huntsman Corp.	44,713	1,305,620
International Flavors & Fragrances, Inc.	9,300	1,152,828
LyondellBasell Industries NV, Class A	86,382	9,489,063
Mosaic Co. (The)	228,845	6,419,102
NewMarket Corp.	100	40,450
Olin Corp.	34,100	979,352
Platform Specialty Products Corp.*	22,700	263,320
PPG Industries, Inc.	125,828	13,052,138
Praxair, Inc.	6,300	996,345
RPM International, Inc.	21,400	1,248,048
Scotts Miracle-Gro Co. (The)	4,200	349,272
Sherwin-Williams Co. (The)	10,127	4,127,461
Valvoline, Inc.	40,045	863,771
Westlake Chemical Corp.	536	57,690
WR Grace & Co.	3,500	256,585

		103,982,719

Construction Materials (0.0%)
Eagle Materials, Inc.	1,200	125,964
Martin Marietta Materials, Inc.	1,100	245,663
Vulcan Materials Co.	1,654	213,465

		585,092

Containers & Packaging (0.4%)
AptarGroup, Inc.	12,692	1,185,179
Ardagh Group SA	3,700	61,494
Ball Corp.	70,500	2,506,275
Bemis Co., Inc.	18,530	782,151
Berry Global Group, Inc.*	13,400	615,596
Crown Holdings, Inc.*	37,718	1,688,258
Graphic Packaging Holding Co.	52,600	763,226
International Paper Co.	75,313	3,922,300
Owens-Illinois, Inc.*	135,512	2,277,957
Sealed Air Corp.	14,800	628,260
Silgan Holdings, Inc.	10,500	281,715
Sonoco Products Co.	20,067	1,053,518
WestRock Co.	55,342	3,155,601

		18,921,530

Metals & Mining (0.7%)
Alcoa Corp.*	122,003	5,719,501
Freeport-McMoRan, Inc.	296,777	5,122,371
Newmont Mining Corp.	124,393	4,690,860
Nucor Corp.	126,218	7,888,624
Reliance Steel & Aluminum Co.	45,001	3,939,388

Royal Gold, Inc.	7,828	726,752
Steel Dynamics, Inc.	39,216	1,801,975
United States Steel Corp.	36,117	1,255,066

		31,144,537

Paper & Forest Products (0.0%)
Domtar Corp.	12,794	610,786

Total Materials		155,244,664

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	19,206	2,423,221
American Campus Communities, Inc. (REIT)	27,911	1,196,824
American Homes 4 Rent (REIT), Class A	52,908	1,173,499
Apartment Investment & Management Co. (REIT), Class A	31,949	1,351,443
Apple Hospitality REIT, Inc. (REIT)	44,300	792,084
AvalonBay Communities, Inc. (REIT)	28,348	4,872,738
Boston Properties, Inc. (REIT)	31,675	3,972,679
Brandywine Realty Trust (REIT)	35,944	606,735
Brixmor Property Group, Inc. (REIT)	61,721	1,075,797
Camden Property Trust (REIT)	18,167	1,655,559
Colony Capital, Inc. (REIT)	118,440	739,066
Columbia Property Trust, Inc. (REIT)	24,200	549,582
Corporate Office Properties Trust (REIT)	20,897	605,804
Crown Castle International Corp. (REIT)	20,900	2,253,438
CubeSmart (REIT)	37,200	1,198,584
CyrusOne, Inc. (REIT)	20,000	1,167,200
DCT Industrial Trust, Inc. (REIT)	19,300	1,287,889
DDR Corp. (REIT)	31,184	558,194
Digital Realty Trust, Inc. (REIT)	42,160	4,704,213
Douglas Emmett, Inc. (REIT)	32,844	1,319,672
Duke Realty Corp. (REIT)	73,039	2,120,322
Empire State Realty Trust, Inc. (REIT), Class A	27,600	471,960
EPR Properties (REIT)	15,100	978,329
Equity Commonwealth (REIT)*	24,046	757,449
Equity Residential (REIT)	73,539	4,683,699
Essex Property Trust, Inc. (REIT)	13,509	3,229,597
Extra Space Storage, Inc. (REIT)	3,300	329,373
Federal Realty Investment Trust (REIT)	14,900	1,885,595
Forest City Realty Trust, Inc. (REIT), Class A	43,558	993,558
Gaming and Leisure Properties, Inc. (REIT)	26,400	945,120
GGP, Inc. (REIT)	135,625	2,770,819
HCP, Inc. (REIT)	96,409	2,489,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Healthcare Trust of America, Inc. (REIT), Class A	41,697	$1,124,151
Highwoods Properties, Inc. (REIT)	20,800	1,055,184
Hospitality Properties Trust (REIT)	33,283	952,227
Host Hotels & Resorts, Inc. (REIT)	150,138	3,163,408
Hudson Pacific Properties, Inc. (REIT)	27,700	981,411
Invitation Homes, Inc. (REIT)	61,198	1,411,226
Iron Mountain, Inc. (REIT)	58,200	2,037,582
JBG SMITH Properties (REIT)	20,923	763,062
Kilroy Realty Corp. (REIT)	19,888	1,504,328
Kimco Realty Corp. (REIT)	83,272	1,414,791
Lamar Advertising Co. (REIT), Class A	1,600	109,296
Liberty Property Trust (REIT)	30,147	1,336,417
Life Storage, Inc. (REIT)	8,900	866,059
Macerich Co. (The) (REIT)	27,809	1,580,385
Medical Properties Trust, Inc. (REIT)	74,300	1,043,172
Mid-America Apartment Communities, Inc. (REIT)	65,669	6,610,897
National Retail Properties, Inc. (REIT)	31,362	1,378,674
Omega Healthcare Investors, Inc. (REIT) (x)	36,800	1,140,800
Outfront Media, Inc. (REIT)	28,360	551,602
Paramount Group, Inc. (REIT)	42,474	654,100
Park Hotels & Resorts, Inc. (REIT)	41,178	1,261,282
Prologis, Inc. (REIT)	108,754	7,144,049
Public Storage (REIT)	8,376	1,900,179
Rayonier, Inc. (REIT)	26,400	1,021,416
Realty Income Corp. (REIT)	58,288	3,135,312
Regency Centers Corp. (REIT)	31,092	1,930,191
Retail Properties of America, Inc. (REIT), Class A	44,897	573,784
Senior Housing Properties Trust (REIT)	48,122	870,527
Simon Property Group, Inc. (REIT)	5,200	884,988
SL Green Realty Corp. (REIT)	17,515	1,760,783
Spirit Realty Capital, Inc. (REIT)	87,633	703,693
STORE Capital Corp. (REIT)	36,500	1,000,100
Sun Communities, Inc. (REIT)	26,399	2,583,934
UDR, Inc. (REIT)	54,328	2,039,473
Uniti Group, Inc. (REIT) (x)	33,707	675,151
Ventas, Inc. (REIT)	72,998	4,157,236
VEREIT, Inc. (REIT)	198,700	1,478,328
VICI Properties, Inc. (REIT)	55,916	1,154,106
Vornado Realty Trust (REIT)	35,346	2,612,776
Weingarten Realty Investors (REIT)	24,416	752,257
Welltower, Inc. (REIT)	76,312	4,783,999
Weyerhaeuser Co. (REIT)	155,320	5,662,966
WP Carey, Inc. (REIT)	21,653	1,436,677

		134,361,301

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	33,800	1,613,611
Howard Hughes Corp. (The)*	4,699	622,618
Jones Lang LaSalle, Inc.	9,346	1,551,343
Realogy Holdings Corp. (x)	26,007	592,960

		4,380,532

Total Real Estate		138,741,833

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,534,260	49,265,089
CenturyLink, Inc.	196,038	3,654,148
Verizon Communications, Inc.	1,259,105	63,345,572

		116,264,809

Wireless Telecommunication Services (0.4%)
Sprint Corp. (x)*	131,981	717,977
Telephone & Data Systems, Inc.	311,850	8,550,926
T-Mobile US, Inc.*	128,358	7,669,391
United States Cellular Corp.*	25,538	945,928

		17,884,222

Total Telecommunication Services		134,149,031

Utilities (4.5%)
Electric Utilities (2.8%)
Alliant Energy Corp.	47,440	2,007,661
American Electric Power Co., Inc.	188,851	13,077,932
Avangrid, Inc.	11,462	606,684
Duke Energy Corp.	238,537	18,863,506
Edison International	123,347	7,804,165
Entergy Corp.	37,114	2,998,440
Evergy, Inc.	55,446	3,113,293
Eversource Energy	64,897	3,803,613
Exelon Corp.	406,867	17,332,534
FirstEnergy Corp.	310,499	11,150,019
Hawaiian Electric Industries, Inc.	22,164	760,225
NextEra Energy, Inc.	96,713	16,153,972
OGE Energy Corp.	40,860	1,438,681
PG&E Corp.	212,176	9,030,211
Pinnacle West Capital Corp.	22,825	1,838,782

PPL Corp.	143,659	4,101,464
Southern Co. (The)	287,640	13,320,608
Xcel Energy, Inc.	144,802	6,614,555

		134,016,345

Gas Utilities (0.1%)
Atmos Energy Corp.	22,316	2,011,565
National Fuel Gas Co.	16,545	876,223
UGI Corp.	35,335	1,839,893

		4,727,681

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	1,185,139	15,892,714
NRG Energy, Inc.	64,457	1,978,830
Vistra Energy Corp.*	84,000	1,987,440

		19,858,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (1.1%)
Ameren Corp.	49,875	$3,034,894
CenterPoint Energy, Inc.	88,498	2,452,280
CMS Energy Corp.	57,686	2,727,394
Consolidated Edison, Inc.	63,870	4,980,583
Dominion Energy, Inc.	133,712	9,116,483
DTE Energy Co.	37,039	3,838,352
MDU Resources Group, Inc.	39,694	1,138,424
NiSource, Inc.	149,544	3,930,016
Public Service Enterprise Group, Inc.	103,479	5,602,353
SCANA Corp.	29,118	1,121,625
Sempra Energy	54,279	6,302,335
Vectren Corp.	17,044	1,217,794
WEC Energy Group, Inc.	73,414	4,746,215

		50,208,748

Water Utilities (0.1%)
American Water Works Co., Inc.	36,489	3,115,431
Aqua America, Inc.	36,468	1,282,944

		4,398,375

Total Utilities		213,210,133

Total Common Stocks (87.0%) (Cost $2,903,079,034)		4,075,657,311

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	1,994	544,462
iShares Morningstar Large-Cap ETF	11,929	1,835,754
iShares Morningstar Large-Cap Growth ETF	9,460	1,646,501
iShares Morningstar Large-Cap Value ETF‡	315,505	31,983,594
iShares Russell 1000 ETF	4,431	673,423
iShares Russell 1000 Growth ETF	12,270	1,764,426
iShares Russell 1000 Value ETF	448,188	54,401,058
iShares S&P 500 Growth ETF (x)	5,250	853,703
iShares S&P 500 Value ETF	297,491	32,762,683
Vanguard Growth ETF	17,790	2,665,120
Vanguard Large-Cap ETF	3,164	394,741
Vanguard Value ETF	296,501	30,785,699

Total Exchange Traded Funds (3.4%) (Cost $134,656,283)		160,311,164

SHORT-TERM INVESTMENTS:
Investment Company (4.1%)
JPMorgan Prime Money Market Fund, IM Shares	189,769,703	189,807,657

	Principal Amount	Value (Note 1)

Repurchase Agreements (0.3%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $204,000. (xx)	200,000	200,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,000,848, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,108,575. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $306,001. (xx)	300,000	300,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $500,091, collateralized by various Common Stocks; total market value $556,098. (xx)	500,000	500,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,470,257, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,500,096. (xx)	1,470,012	1,470,012
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,300,225, collateralized by various Common Stocks; total market value $1,446,759. (xx)	1,300,000	1,300,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $4,001,641, collateralized by various Common Stocks; total market value $4,451,565. (xx)	$4,000,000	$4,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $4,001,501, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $2,000,751, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $2,040,001. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		16,070,012

Total Short-Term Investments (4.4%) (Cost $205,856,409)		205,877,669

Total Investments in Securities (94.8%) (Cost $3,243,591,726)		4,441,846,144
Other Assets Less Liabilities (5.2%)		245,156,192

Net Assets (100%)		$4,687,002,336

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,937,310.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $17,266,839. This was secured by cash collateral of $16,070,012 which was subsequently invested in joint repurchase agreements with a total value of $16,070,012, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,745,725 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Value ETF	315,505	28,171,940	5,719,243	(749,715)	79,257	(1,237,131)	31,983,594	389,808	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,066	9/2018	USD	281,141,280	(5,634,556)
S&P Midcap 400 E-Mini Index	724	9/2018	USD	141,621,640	(2,799,787)

					(8,434,343)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$349,552,808	$—	$—	$349,552,808
Consumer Staples	290,030,403	17,112,534	—	307,142,937
Energy	414,955,300	—	—	414,955,300
Financials	961,700,966	—	—	961,700,966
Health Care	587,273,508	1,865,032	—	589,138,540
Industrials	329,291,224	—	—	329,291,224
Information Technology	482,529,875	—	—	482,529,875
Materials	155,244,664	—	—	155,244,664
Real Estate	138,741,833	—	—	138,741,833
Telecommunication Services	134,149,031	—	—	134,149,031
Utilities	213,210,133	—	—	213,210,133
Exchange Traded Funds	160,311,164	—	—	160,311,164
Short-Term Investments
Investment Company	189,807,657	—	—	189,807,657
Repurchase Agreements	—	16,070,012	—	16,070,012

Total Assets	$4,406,798,566	$35,047,578	$—	$4,441,846,144

Liabilities:
Futures	$(8,434,343)	$—	$—	$(8,434,343)

Total Liabilities	$(8,434,343)	$—	$—	$(8,434,343)

Total	$4,398,364,223	$35,047,578	$—	$4,433,411,801

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(8,434,343	)*

Total		$(8,434,343)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$37	$37
Equity contracts	3,636,934	—	3,636,934

Total	$3,636,934	$37	$3,636,971

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(15,438,848)	$(15,438,848)

Total	$(15,438,848)	$(15,438,848)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $189,000 for one month and futures contracts with an average notional balance of approximately $418,942,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$568,362,190
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$790,796,947

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,181,831,952
Aggregate gross unrealized depreciation	(145,209,711)

Net unrealized appreciation	$1,036,622,241

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,396,789,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $27,571,910)	$31,983,594
Unaffiliated Issuers (Cost $3,199,949,804)	4,393,792,538
Repurchase Agreements (Cost $16,070,012)	16,070,012
Cash	254,428,233
Receivable for securities sold	5,824,495
Dividends, interest and other receivables	5,701,283
Due from broker for futures variation margin	379,904
Receivable from Separate Accounts for Portfolio shares sold	50,279
Securities lending income receivable	20,112
Other assets	51,358

Total assets	4,708,301,808

LIABILITIES
Payable for return of collateral on securities loaned	16,070,012
Investment management fees payable	1,754,990
Payable to Separate Accounts for Portfolio shares redeemed	1,422,746
Distribution fees payable – Class IB	627,315
Administrative fees payable	476,016
Payable for securities purchased	341,089
Distribution fees payable – Class IA	217,110
Trustees’ fees payable	38,723
Accrued expenses	351,471

Total liabilities	21,299,472

NET ASSETS	$4,687,002,336

Net assets were comprised of:
Paid in capital	$3,509,216,682
Accumulated undistributed net investment income (loss)	39,869,019
Accumulated undistributed net realized gain (loss)	(51,901,646)
Net unrealized appreciation (depreciation)	1,189,818,281

Net assets	$4,687,002,336

Class IA
Net asset value, offering and redemption price per share, $1,040,992,543 / 55,780,555 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.66

Class IB
Net asset value, offering and redemption price per share, $3,003,980,431 / 161,347,425 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.62

Class K
Net asset value, offering and redemption price per share, $642,029,362 / 34,361,914 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.68

(x)	Includes value of securities on loan of $17,266,839.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($389,808 of dividend income received from affiliates) (net of $98,879 foreign withholding tax)	$54,477,796
Interest	1,335,471
Securities lending (net)	167,435

Total income	55,980,702

EXPENSES
Investment management fees	10,883,151
Distribution fees – Class IB	3,884,166
Administrative fees	2,921,015
Distribution fees – Class IA	1,336,103
Printing and mailing expenses	180,461
Custodian fees	127,443
Professional fees	82,201
Trustees’ fees	56,134
Miscellaneous	57,259

Gross expenses	19,527,933
Less: Waiver from investment manager	(120,927)

Net expenses	19,407,006

NET INVESTMENT INCOME (LOSS)	36,573,696

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($79,257 of realized gain (loss) from affiliates)	186,671,258
Futures contracts	3,636,934
Forward foreign currency contracts	37
Foreign currency transactions	(7,757)

Net realized gain (loss)	190,300,472

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,237,131) of change in unrealized appreciation (depreciation) from affiliates)	(297,529,298)
Futures contracts	(15,438,848)
Foreign currency translations	(3,599)

Net change in unrealized appreciation (depreciation)	(312,971,745)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(122,671,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,097,577)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,573,696	$73,345,297
Net realized gain (loss)	190,300,472	324,599,250
Net change in unrealized appreciation (depreciation)	(312,971,745)	253,261,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(86,097,577)	651,205,602

DIVIDENDS:
Dividends from net investment income
Class IA	—	(16,269,895)
Class IB	—	(47,559,477)
Class K	—	(11,501,816)

TOTAL DIVIDENDS	—	(75,331,188)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 155,883 and 550,797 shares, respectively ]	2,920,081	9,875,069
Capital shares issued in reinvestment of dividends [ 0 and 867,272 shares, respectively ]	—	16,269,895
Capital shares repurchased [ (2,668,800) and (6,211,723) shares, respectively ]	(50,591,749)	(111,282,627)

Total Class IA transactions	(47,671,668)	(85,137,663)

Class IB
Capital shares sold [ 552,635 and 1,188,785 shares, respectively ]	10,468,641	21,127,792
Capital shares issued in reinvestment of dividends [ 0 and 2,541,195 shares, respectively ]	—	47,559,477
Capital shares repurchased [ (10,229,226) and (22,604,183) shares, respectively ]	(192,836,837)	(402,511,847)

Total Class IB transactions	(182,368,196)	(333,824,578)

Class K
Capital shares sold [ 877,198 and 272,270 shares, respectively ]	15,882,996	4,746,255
Capital shares issued in reinvestment of dividends [ 0 and 613,217 shares, respectively ]	—	11,501,816
Capital shares repurchased [ (2,316,667) and (13,756,366) shares, respectively ]	(43,985,507)	(245,342,125)

Total Class K transactions	(28,102,511)	(229,094,054)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(258,142,375)	(648,056,295)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(344,239,952)	(72,181,881)
NET ASSETS:
Beginning of period	5,031,242,288	5,103,424,169

End of period (a)	$4,687,002,336	$5,031,242,288

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$39,869,019	$3,295,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.01	$16.94	$14.93	$15.83	$14.29	$10.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.26	0.24	0.24	0.20	0.17
Net realized and unrealized gain (loss)	(0.49)	2.09	2.04	(0.88)	1.55	3.37

Total from investment operations	(0.35)	2.35	2.28	(0.64)	1.75	3.54

Less distributions:
Dividends from net investment income	—	(0.28)	(0.26)	(0.26)	(0.21)	(0.14)
Return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	—	(0.28)	(0.27)	(0.26)	(0.21)	(0.14)

Net asset value, end of period	$18.66	$19.01	$16.94	$14.93	$15.83	$14.29

Total return (b)	(1.84)%	13.90%	15.28%	(4.03)%	12.25%	32.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,040,993	$1,107,955	$1,068,915	$1,027,281	$1,154,355	$1,068,537
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%	0.85%	0.85%	0.84%	0.86%	0.89%
After waivers and fees paid indirectly (a)(f)	0.84%	0.85%	0.85%	0.84%	0.86%	0.88%
Before waivers and fees paid indirectly (a)(f)	0.84%	0.85%	0.86%	0.85%	0.86%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.48%	1.44%	1.57%	1.51%	1.33%	1.31%
After waivers and fees paid indirectly (a)(f)	1.48%	1.44%	1.57%	1.51%	1.33%	1.32%
Before waivers and fees paid indirectly (a)(f)	1.48%	1.44%	1.57%	1.50%	1.33%	1.31%
Portfolio turnover rate (z)^	13%	18%	21%	25%	21%	37%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.96	$16.90	$14.89	$15.79	$14.26	$10.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.26	0.24	0.23	0.20	0.18
Net realized and unrealized gain (loss)	(0.48)	2.08	2.04	(0.87)	1.54	3.35

Total from investment operations	(0.34)	2.34	2.28	(0.64)	1.74	3.53

Less distributions:
Dividends from net investment income	—	(0.28)	(0.26)	(0.26)	(0.21)	(0.14)
Return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	—	(0.28)	(0.27)	(0.26)	(0.21)	(0.14)

Net asset value, end of period	$18.62	$18.96	$16.90	$14.89	$15.79	$14.26

Total return (b)	(1.79)%	13.87%	15.32%	(4.05)%	12.20%	32.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,003,980	$3,242,869	$3,210,026	$3,164,043	$3,743,107	$3,852,949
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%	0.85%	0.85%	0.84%	0.86%	0.89%
After waivers and fees paid indirectly (a)(f)	0.84%	0.85%	0.85%	0.84%	0.86%	0.88%
Before waivers and fees paid indirectly (a)(f)	0.84%	0.85%	0.86%	0.85%	0.86%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.48%	1.44%	1.57%	1.50%	1.33%	1.35%
After waivers and fees paid indirectly (a)(f)	1.48%	1.44%	1.57%	1.50%	1.33%	1.35%
Before waivers and fees paid indirectly (a)(f)	1.47%	1.44%	1.57%	1.50%	1.33%	1.35%
Portfolio turnover rate (z)^	13%	18%	21%	25%	21%	37%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.01	$16.94	$14.93	$15.82	$14.29	$10.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.30	0.28	0.27	0.23	0.20
Net realized and unrealized gain (loss)	(0.49)	2.10	2.04	(0.87)	1.55	3.38

Total from investment operations	(0.33)	2.40	2.32	(0.60)	1.78	3.58

Less distributions:
Dividends from net investment income	—	(0.33)	(0.30)	(0.29)	(0.25)	(0.18)
Return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	—	(0.33)	(0.31)	(0.29)	(0.25)	(0.18)

Net asset value, end of period	$18.68	$19.01	$16.94	$14.93	$15.82	$14.29

Total return (b)	(1.74)%	14.16%	15.58%	(3.72)%	12.46%	32.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$642,029	$680,418	$824,484	$846,398	$1,087,638	$597,851
Ratio of expenses to average net assets:
After waivers (a)(f)	0.59%	0.60%	0.60%	0.59%	0.61%	0.64%
After waivers and fees paid indirectly (a)(f)	0.59%	0.60%	0.60%	0.59%	0.61%	0.63%
Before waivers and fees paid indirectly (a)(f)	0.59%	0.60%	0.61%	0.60%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.73%	1.68%	1.82%	1.74%	1.55%	1.56%
After waivers and fees paid indirectly (a)(f)	1.73%	1.68%	1.82%	1.74%	1.55%	1.57%
Before waivers and fees paid indirectly (a)(f)	1.73%	1.68%	1.81%	1.74%	1.55%	1.56%
Portfolio turnover rate (z)^	13%	18%	21%	25%	21%	37%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	16.3%
Industrials	10.1
Exchange Traded Funds	9.9
Real Estate	9.7
Consumer Discretionary	8.6
Information Technology	7.7
Utilities	6.3
Energy	5.7
Investment Company	5.4
Materials	5.2
Health Care	4.6
Consumer Staples	4.3
Repurchase Agreements	2.5
Telecommunication Services	0.4
Cash and Other	3.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,003.92	$4.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class IB
Actual	1,000.00	1,003.95	4.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class K
Actual	1,000.00	1,005.60	3.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (1.0%)
Adient plc	22,083	$1,086,263
Aptiv plc	8,202	751,549
BorgWarner, Inc.	224,785	9,701,720
Gentex Corp.	21,000	483,420
Goodyear Tire & Rubber Co. (The)	260,386	6,064,390
Lear Corp.	13,916	2,585,732
Visteon Corp.*	2,528	326,719

		20,999,793

Automobiles (0.1%)
Harley-Davidson, Inc.	39,111	1,645,791
Thor Industries, Inc.	2,044	199,065

		1,844,856

Distributors (0.2%)
Genuine Parts Co.	33,637	3,087,540
LKQ Corp.*	60,649	1,934,703

		5,022,243

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,017	206,783
Graham Holdings Co., Class B	998	584,928
H&R Block, Inc.	40,507	922,749
Service Corp. International	21,837	781,546

		2,496,006

Hotels, Restaurants & Leisure (1.6%)
Aramark	57,424	2,130,430
Caesars Entertainment Corp.*	139,267	1,490,157
Darden Restaurants, Inc.	14,447	1,546,696
Extended Stay America, Inc.	17,902	386,862
Hyatt Hotels Corp., Class A	10,721	827,125
International Game Technology plc (x)	21,980	510,815
MGM Resorts International	111,700	3,242,651
Norwegian Cruise Line Holdings Ltd.*	97,954	4,628,327
Red Rock Resorts, Inc., Class A	258,025	8,643,838
Royal Caribbean Cruises Ltd.	39,805	4,123,798
Vail Resorts, Inc.	2,473	678,072
Yum China Holdings, Inc.	79,837	3,070,531

		31,279,302

Household Durables (1.3%)
DR Horton, Inc.	54,865	2,249,465
Garmin Ltd.	26,911	1,641,571
Leggett & Platt, Inc.	30,700	1,370,448
Lennar Corp., Class A	52,412	2,751,630
Lennar Corp., Class B	2,266	96,736
Mohawk Industries, Inc.*	14,690	3,147,626
Newell Brands, Inc.	106,426	2,744,727
NVR, Inc.*	2,365	7,024,877
PulteGroup, Inc.	41,689	1,198,559
Toll Brothers, Inc.	65,254	2,413,745
Whirlpool Corp.	16,350	2,390,861

		27,030,245

Internet & Direct Marketing Retail (0.1%)
Qurate Retail, Inc., Class A*	102,279	2,170,360

Leisure Products (0.1%)
Brunswick Corp.	18,363	1,184,047
Hasbro, Inc.	5,845	539,552
Mattel, Inc. (x)	63,239	1,038,384

		2,761,983

Media (1.7%)
Cinemark Holdings, Inc.	25,272	886,542
Discovery, Inc., Class A (x)*	38,161	1,049,428
Discovery, Inc., Class C*	79,432	2,025,516
DISH Network Corp., Class A*	52,175	1,753,602
GCI Liberty, Inc., Class A*	23,740	1,070,199
Interpublic Group of Cos., Inc. (The)	81,024	1,899,203
John Wiley & Sons, Inc., Class A	10,453	652,267
Liberty Broadband Corp., Class A*	6,157	465,715
Liberty Broadband Corp., Class C*	24,421	1,849,159
Liberty Media Corp.-Liberty Formula One, Class A*	7,109	251,019
Liberty Media Corp.-Liberty Formula One, Class C*	130,331	4,839,190
Liberty Media Corp.-Liberty SiriusXM, Class A*	19,880	895,594
Liberty Media Corp.-Liberty SiriusXM, Class C*	40,118	1,819,752
Lions Gate Entertainment Corp., Class A (x)	11,151	276,768
Lions Gate Entertainment Corp., Class B (x)	20,399	478,560
Madison Square Garden Co. (The), Class A*	3,911	1,213,153
News Corp., Class A	90,017	1,395,263
News Corp., Class B	28,849	457,257
Omnicom Group, Inc.	17,924	1,367,063
TEGNA, Inc.	443,385	4,810,727
Tribune Media Co., Class A	20,625	789,319
Viacom, Inc., Class A (x)	2,882	102,167
Viacom, Inc., Class B	82,843	2,498,545

		32,846,008

Multiline Retail (0.5%)
Dollar Tree, Inc.*	45,913	3,902,605
Kohl’s Corp.	39,388	2,871,385
Macy’s, Inc.	72,112	2,699,152

		9,473,142

Specialty Retail (1.2%)
Aaron’s, Inc.	119,346	5,185,585
Advance Auto Parts, Inc.	11,644	1,580,091
AutoNation, Inc.*	13,099	636,349
AutoZone, Inc.*	801	537,415
Best Buy Co., Inc.	42,502	3,169,800
Caleres, Inc.	59,000	2,029,010
CarMax, Inc.*	16,489	1,201,553
Dick’s Sporting Goods, Inc.	18,176	640,704
Foot Locker, Inc.	27,679	1,457,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gap, Inc. (The)	48,362	$1,566,445
L Brands, Inc.	44,442	1,639,021
Michaels Cos., Inc. (The)*	21,419	410,602
Penske Automotive Group, Inc.	8,401	393,587
Tiffany & Co.	24,064	3,166,822
Williams-Sonoma, Inc. (x)	15,130	928,679

		24,542,962

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	6,104	558,333
Hanesbrands, Inc. (x)	175,597	3,866,645
Michael Kors Holdings Ltd.*	15,603	1,039,160
PVH Corp.	18,065	2,704,692
Ralph Lauren Corp.	12,951	1,628,200
Skechers U.S.A., Inc., Class A*	16,544	496,485
Tapestry, Inc.	54,591	2,549,946
Under Armour, Inc., Class A (x)*	10,454	235,006
Under Armour, Inc., Class C*	10,921	230,215
VF Corp.	17,597	1,434,507

		14,743,189

Total Consumer Discretionary		175,210,089

Consumer Staples (4.3%)
Beverages (0.3%)
Molson Coors Brewing Co., Class B	92,964	6,325,271

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	8,798	924,494
Kroger Co. (The)	200,397	5,701,295
US Foods Holding Corp.*	179,397	6,784,794

		13,410,583

Food Products (2.9%)
Archer-Daniels-Midland Co.	131,380	6,021,145
B&G Foods, Inc. (x)	161,536	4,829,926
Bunge Ltd.	33,187	2,313,466
Campbell Soup Co. (x)	13,013	527,547
Conagra Brands, Inc.	88,983	3,179,363
Flowers Foods, Inc.	274,829	5,724,688
Hain Celestial Group, Inc. (The)*	22,505	670,649
Hershey Co. (The)	3,085	287,090
Hormel Foods Corp. (x)	64,171	2,387,803
Ingredion, Inc.	35,766	3,959,296
JM Smucker Co. (The)	25,962	2,790,396
Kellogg Co.	29,159	2,037,339
Lamb Weston Holdings, Inc.	34,469	2,361,471
McCormick & Co., Inc. (Non-Voting)	26,891	3,121,776
Pilgrim’s Pride Corp.*	12,317	247,941
Pinnacle Foods, Inc.	27,942	1,817,907
Post Holdings, Inc.*	155,072	13,339,293
Seaboard Corp.	67	265,504
TreeHouse Foods, Inc.*	12,801	672,181
Tyson Foods, Inc., Class A	68,615	4,724,143

		61,278,924

Household Products (0.1%)
Church & Dwight Co., Inc.	8,631	458,824
Clorox Co. (The)	4,009	542,217
Energizer Holdings, Inc.	5,848	368,190
Spectrum Brands Holdings, Inc. (x)	5,158	420,996

		1,790,227

Personal Products (0.3%)
Coty, Inc., Class A	251,510	3,546,290
Herbalife Nutrition Ltd.*	22,130	1,188,824
Nu Skin Enterprises, Inc., Class A	8,967	701,130

		5,436,244

Total Consumer Staples		88,241,249

Energy (5.7%)
Energy Equipment & Services (0.5%)
Apergy Corp.*	18,755	783,021
Helmerich & Payne, Inc.	24,936	1,589,919
Nabors Industries Ltd.	83,777	537,011
National Oilwell Varco, Inc.	89,927	3,902,833
Patterson-UTI Energy, Inc.	51,434	925,812
RPC, Inc. (x)	8,113	118,206
Transocean Ltd.*	100,901	1,356,109
Weatherford International plc (x)*	238,949	786,142

		9,999,053

Oil, Gas & Consumable Fuels (5.2%)
Andeavor	33,235	4,359,767
Antero Resources Corp.*	26,614	568,209
Apache Corp.	84,417	3,946,495
Cabot Oil & Gas Corp.	27,753	660,521
Centennial Resource Development, Inc., Class A*	42,298	763,902
Cheniere Energy, Inc.*	15,115	985,347
Chesapeake Energy Corp. (x)*	211,956	1,110,649
Cimarex Energy Co.	127,310	12,952,520
CNX Resources Corp.*	50,540	898,601
Concho Resources, Inc.*	34,843	4,820,529
Continental Resources, Inc.*	10,670	690,989
Delek US Holdings, Inc.	33,303	1,670,812
Devon Energy Corp.	123,190	5,415,432
Diamondback Energy, Inc.	96,345	12,676,112
Energen Corp.*	47,314	3,445,405
EQT Corp.	62,378	3,442,018
Extraction Oil & Gas, Inc.*	26,136	383,938
Hess Corp.	62,522	4,182,097
HollyFrontier Corp.	38,174	2,612,247
Kosmos Energy Ltd.*	45,388	375,359
Laredo Petroleum, Inc. (x)*	141,412	1,360,383
Marathon Oil Corp.	200,647	4,185,496
Murphy Oil Corp.	38,597	1,303,421
Newfield Exploration Co.*	224,152	6,780,598
Noble Energy, Inc.	113,174	3,992,779
ONEOK, Inc.	56,477	3,943,789
Parsley Energy, Inc., Class A*	18,790	568,961
PBF Energy, Inc., Class A	26,303	1,102,885
QEP Resources, Inc.*	55,714	683,054
Range Resources Corp.	49,719	831,799
RSP Permian, Inc.*	15,834	697,013
SM Energy Co. (x)	26,147	671,716
Targa Resources Corp.	51,080	2,527,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Whiting Petroleum Corp.*	21,117	$1,113,288
Williams Cos., Inc. (The)	195,311	5,294,881
WPX Energy, Inc.*	254,080	4,581,062

		105,600,023

Total Energy		115,599,076

Financials (16.3%)
Banks (7.4%)
Associated Banc-Corp.	39,927	1,090,007
BancorpSouth Bank	92,846	3,059,276
Bank of Hawaii Corp.	9,847	821,437
Bank of the Ozarks	214,806	9,674,861
BankUnited, Inc.	287,547	11,746,294
BOK Financial Corp.	49,022	4,608,558
Cadence Bancorp	79,155	2,285,205
CIT Group, Inc.	29,951	1,509,830
Citizens Financial Group, Inc.	114,424	4,451,094
Comerica, Inc.	105,328	9,576,422
Commerce Bancshares, Inc.	22,420	1,450,798
Cullen/Frost Bankers, Inc.	13,480	1,459,075
East West Bancorp, Inc.	31,512	2,054,582
Fifth Third Bancorp	161,731	4,641,680
First Citizens BancShares, Inc., Class A	1,808	729,166
First Hawaiian, Inc.	16,148	468,615
First Horizon National Corp.	164,694	2,938,141
First Midwest Bancorp, Inc.	63,964	1,629,163
First Republic Bank	92,993	9,000,792
FNB Corp.	77,016	1,033,555
Huntington Bancshares, Inc.	259,246	3,826,471
IBERIABANK Corp.	57,499	4,358,424
KeyCorp	249,508	4,875,386
M&T Bank Corp.	34,201	5,819,300
PacWest Bancorp	29,585	1,462,091
People’s United Financial, Inc.	82,247	1,487,848
Pinnacle Financial Partners, Inc.	55,469	3,403,023
Popular, Inc.	111,494	5,040,644
Prosperity Bancshares, Inc.	15,727	1,075,098
Regions Financial Corp.	265,059	4,712,749
Signature Bank*	4,776	610,755
South State Corp.	42,474	3,663,383
Sterling Bancorp	362,273	8,513,416
SunTrust Banks, Inc.	109,594	7,235,396
SVB Financial Group*	19,163	5,533,508
Synovus Financial Corp.	25,555	1,350,071
TCF Financial Corp.	38,838	956,192
Texas Capital Bancshares, Inc.*	4,150	379,725
Umpqua Holdings Corp.	50,510	1,141,021
Webster Financial Corp.	21,565	1,373,691
Western Alliance Bancorp*	71,497	4,047,445
Wintrust Financial Corp.	12,704	1,105,883
Zions Bancorp	122,999	6,480,817

		152,680,888

Capital Markets (1.3%)
Affiliated Managers Group, Inc.	12,797	1,902,530
Ameriprise Financial, Inc.	28,515	3,988,678
BGC Partners, Inc., Class A	61,233	693,158
Cboe Global Markets, Inc.	1,907	198,461
E*TRADE Financial Corp.*	48,298	2,953,906
Franklin Resources, Inc.	74,088	2,374,520
Interactive Brokers Group, Inc., Class A	1,551	99,900
Invesco Ltd.	95,324	2,531,805
Jefferies Financial Services, Inc.	72,987	1,659,724
Lazard Ltd., Class A	2,413	118,020
Legg Mason, Inc.	19,471	676,228
Nasdaq, Inc.	27,648	2,523,433
Northern Trust Corp.	35,247	3,626,564
Raymond James Financial, Inc.	21,834	1,950,868
T. Rowe Price Group, Inc.	4,022	466,914

		25,764,709

Consumer Finance (0.6%)
Ally Financial, Inc.	101,665	2,670,740
Credit Acceptance Corp.*	214	75,628
Discover Financial Services	44,663	3,144,722
Navient Corp.	61,687	803,782
OneMain Holdings, Inc.*	16,753	557,707
Santander Consumer USA Holdings, Inc.	23,821	454,743
SLM Corp.*	103,001	1,179,361
Synchrony Financial	116,392	3,885,164

		12,771,847

Diversified Financial Services (0.1%)
AXA Equitable Holdings, Inc.*	32,419	668,156
Voya Financial, Inc.	36,936	1,735,992

		2,404,148

Insurance (6.0%)
Alleghany Corp.	3,079	1,770,333
American Financial Group, Inc.	16,944	1,818,600
American National Insurance Co.	1,723	206,054
Arch Capital Group Ltd.*	76,727	2,030,196
Arthur J Gallagher & Co.	42,185	2,753,837
Aspen Insurance Holdings Ltd.	13,771	560,480
Assurant, Inc.	42,764	4,425,646
Assured Guaranty Ltd.	26,058	931,052
Athene Holding Ltd., Class A*	37,284	1,634,531
Axis Capital Holdings Ltd.	17,278	961,002
Brighthouse Financial, Inc.*	114,322	4,580,883
Brown & Brown, Inc.	218,524	6,059,671
Cincinnati Financial Corp.	36,270	2,425,012
CNA Financial Corp.	6,627	302,721
CNO Financial Group, Inc.	164,611	3,134,193
Enstar Group Ltd.*	11,275	2,337,308
Erie Indemnity Co., Class A	1,385	162,405
Everest Re Group Ltd.	5,787	1,333,788
First American Financial Corp.	25,584	1,323,204
FNF Group	62,352	2,345,682
Hanover Insurance Group, Inc. (The)	36,634	4,379,961
Hartford Financial Services Group, Inc. (The)	84,340	4,312,304
Jardine Lloyd Thompson Group plc	206,457	3,487,637
Lancashire Holdings Ltd.	413,844	3,096,787
Lincoln National Corp.	51,558	3,209,486
Loews Corp.	66,355	3,203,619
Markel Corp.*	2,935	3,182,567
Mercury General Corp.	6,405	291,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Navigators Group, Inc. (The)	60,604	$3,454,428
Old Republic International Corp.	66,272	1,319,476
Principal Financial Group, Inc.	66,751	3,534,465
ProAssurance Corp.	38,472	1,363,832
Reinsurance Group of America, Inc.	81,762	10,913,592
RenaissanceRe Holdings Ltd.	8,572	1,031,383
Torchmark Corp.	25,070	2,040,949
Unum Group	121,096	4,479,341
Validus Holdings Ltd.	51,120	3,455,712
White Mountains Insurance Group Ltd.	720	652,759
Willis Towers Watson plc	104,150	15,789,140
WR Berkley Corp.	22,478	1,627,632
XL Group Ltd.	111,163	6,219,570

		122,143,050

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AGNC Investment Corp. (REIT)	99,291	1,845,820
Annaly Capital Management, Inc. (REIT)	273,940	2,818,843
Chimera Investment Corp. (REIT)	44,036	804,978
MFA Financial, Inc. (REIT)	94,126	713,475
New Residential Investment Corp. (REIT)	78,910	1,380,136
Starwood Property Trust, Inc. (REIT)	59,810	1,298,475
Two Harbors Investment Corp. (REIT)	40,579	641,148

		9,502,875

Thrifts & Mortgage Finance (0.4%)
Nationstar Mortgage Holdings, Inc.*	340,240	5,964,407
New York Community Bancorp, Inc.	112,606	1,243,170
TFS Financial Corp.	12,092	190,691

		7,398,268

Total Financials		332,665,785

Health Care (4.6%)
Biotechnology (0.1%)
Agios Pharmaceuticals, Inc.*	895	75,386
Alnylam Pharmaceuticals, Inc.*	2,424	238,740
Bluebird Bio, Inc.*	3,677	577,105
Five Prime Therapeutics, Inc.*	24,919	393,969
United Therapeutics Corp.*	10,139	1,147,228

		2,432,428

Health Care Equipment & Supplies (1.8%)
Boston Scientific Corp.*	237,974	7,781,749
Cooper Cos., Inc. (The)	9,555	2,249,725
Dentsply Sirona, Inc.	52,787	2,310,487
Hill-Rom Holdings, Inc.	38,043	3,322,676
Hologic, Inc.*	63,794	2,535,812
Integra LifeSciences Holdings Corp.*	3,822	246,175
Orthofix International NV*	35,824	2,035,520
STERIS plc	60,313	6,333,468
Teleflex, Inc.	8,702	2,333,963
West Pharmaceutical Services, Inc.	13,182	1,308,841
Zimmer Biomet Holdings, Inc.	48,073	5,357,255

		35,815,671

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc. (x)*	121,588	4,974,165
Brookdale Senior Living, Inc.*	123,033	1,118,370
Cardinal Health, Inc.	73,316	3,580,020
Centene Corp.*	5,635	694,288
DaVita, Inc.*	15,361	1,066,668
Envision Healthcare Corp.*	22,724	1,000,083
Henry Schein, Inc.*	30,776	2,235,569
Laboratory Corp. of America Holdings*	22,668	4,069,586
LifePoint Health, Inc.*	103,583	5,054,851
MEDNAX, Inc.*	21,808	943,850
Molina Healthcare, Inc.*	2,228	218,210
Premier, Inc., Class A*	8,361	304,173
Quest Diagnostics, Inc.	32,005	3,518,630
Universal Health Services, Inc., Class B	19,975	2,226,014
WellCare Health Plans, Inc.*	716	176,308

		31,180,785

Health Care Technology (0.1%)
Cerner Corp.*	41,241	2,465,799

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	75,985	4,698,912
Bio-Rad Laboratories, Inc., Class A*	4,992	1,440,392
Bruker Corp.	14,268	414,343
Charles River Laboratories International, Inc.*	3,125	350,813
IQVIA Holdings, Inc.*	38,377	3,830,792
PerkinElmer, Inc.	25,866	1,894,167
QIAGEN NV*	52,113	1,884,406
Waters Corp.*	1,302	252,054

		14,765,879

Pharmaceuticals (0.4%)
Catalent, Inc.*	23,897	1,001,045
Jazz Pharmaceuticals plc*	1,111	191,425
Mylan NV*	121,116	4,377,133
Perrigo Co. plc	30,502	2,223,901

		7,793,504

Total Health Care		94,454,066

Industrials (10.1%)
Aerospace & Defense (1.2%)
Arconic, Inc.	102,062	1,736,075
Curtiss-Wright Corp.	9,464	1,126,405
Harris Corp.	26,731	3,863,699
Hexcel Corp.	16,483	1,094,142
Huntington Ingalls Industries, Inc.	1,492	323,451
L3 Technologies, Inc.	18,481	3,554,266
Moog, Inc., Class A	43,341	3,378,864
Rockwell Collins, Inc.	33,430	4,502,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Teledyne Technologies, Inc.*	8,352	$1,662,549
Textron, Inc.	50,425	3,323,512

		24,565,315

Air Freight & Logistics (0.4%)
Hub Group, Inc., Class A*	165,029	8,218,444

Airlines (1.0%)
Alaska Air Group, Inc.	53,713	3,243,728
Allegiant Travel Co.	25,558	3,551,284
American Airlines Group, Inc.	98,805	3,750,638
Copa Holdings SA, Class A	7,474	707,190
JetBlue Airways Corp.*	231,800	4,399,564
United Continental Holdings, Inc.*	58,673	4,091,268

		19,743,672

Building Products (0.5%)
Allegion plc	3,837	296,830
Fortune Brands Home & Security, Inc.	19,776	1,061,773
JELD-WEN Holding, Inc.*	79,117	2,261,955
Lennox International, Inc.	575	115,086
Masco Corp.	23,309	872,223
Owens Corning	25,842	1,637,608
Sanwa Holdings Corp.	318,852	3,381,044
USG Corp.*	19,247	829,931

		10,456,450

Commercial Services & Supplies (0.5%)
ADT, Inc. (x)	24,242	209,693
Atento SA (x)	164,669	1,127,983
Clean Harbors, Inc.*	85,081	4,726,250
KAR Auction Services, Inc.	1,909	104,613
Republic Services, Inc.	48,606	3,322,706
Stericycle, Inc.*	19,566	1,277,464

		10,768,709

Construction & Engineering (0.5%)
AECOM*	37,740	1,246,552
Fluor Corp.	33,063	1,612,813
Granite Construction, Inc.	56,908	3,167,500
Jacobs Engineering Group, Inc.	30,084	1,910,033
Quanta Services, Inc.*	25,066	837,204
Valmont Industries, Inc.	5,213	785,860

		9,559,962

Electrical Equipment (0.7%)
Acuity Brands, Inc.	9,556	1,107,254
AMETEK, Inc.	43,623	3,147,836
GrafTech International Ltd.	8,796	158,240
Hubbell, Inc.	43,019	4,548,829
nVent Electric plc*	38,002	953,850
Regal Beloit Corp.	10,321	844,258
Sensata Technologies Holding plc*	87,754	4,175,335

		14,935,602

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	14,065	1,523,380
Roper Technologies, Inc.	19,310	5,327,822

		6,851,202

Machinery (2.6%)
AGCO Corp.	15,717	954,336
Colfax Corp.*	174,926	5,361,482
Crane Co.	11,836	948,419
Cummins, Inc.	23,025	3,062,325
Donaldson Co., Inc.	2,120	95,654
Dover Corp.	35,767	2,618,144
Flowserve Corp.	30,900	1,248,360
Fortive Corp.	6,023	464,434
Gardner Denver Holdings, Inc.*	16,660	489,637
Gates Industrial Corp. plc*	9,820	159,771
IDEX Corp.	1,093	149,173
Ingersoll-Rand plc	26,825	2,407,007
ITT, Inc.	20,655	1,079,637
Middleby Corp. (The) (x)*	5,318	555,306
Milacron Holdings Corp.*	216,404	4,096,528
Nordson Corp.	877	112,616
Oshkosh Corp.	17,367	1,221,247
PACCAR, Inc.	81,028	5,020,495
Parker-Hannifin Corp.	38,452	5,992,745
Pentair plc	38,041	1,600,765
Snap-on, Inc.	13,346	2,144,969
SPX FLOW, Inc.*	60,019	2,627,032
Stanley Black & Decker, Inc.	36,452	4,841,190
Terex Corp.	16,022	675,968
Timken Co. (The)	16,189	705,031
Trinity Industries, Inc.	34,677	1,188,034
Wabtec Corp.	12,974	1,278,977
Xylem, Inc.	18,682	1,258,793

		52,358,075

Marine (0.5%)
Kirby Corp.*	110,854	9,267,394

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)	30,747	3,771,120
Equifax, Inc.	20,518	2,567,007
IHS Markit Ltd.*	91,692	4,730,389
ManpowerGroup, Inc.	15,492	1,333,242
Nielsen Holdings plc	84,133	2,602,234

		15,003,992

Road & Rail (0.8%)
AMERCO	1,640	584,086
Avis Budget Group, Inc.*	36,186	1,176,045
Genesee & Wyoming, Inc., Class A*	69,725	5,670,037
Kansas City Southern	24,166	2,560,629
Knight-Swift Transportation Holdings, Inc.	99,308	3,794,559
Ryder System, Inc.	12,292	883,303
Schneider National, Inc., Class B	51,475	1,416,077

		16,084,736

Trading Companies & Distributors (0.4%)
Air Lease Corp.	21,259	892,240
Aircastle Ltd.	101,205	2,074,702
HD Supply Holdings, Inc.*	30,484	1,307,459
MSC Industrial Direct Co., Inc., Class A	5,802	492,300
Univar, Inc.*	22,728	596,383
Watsco, Inc.	1,419	252,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	33,507	$1,913,250

		7,529,313

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	18,740	790,828

Total Industrials		206,133,694

Information Technology (7.7%)
Communications Equipment (0.9%)
Acacia Communications, Inc. (x)*	78,121	2,719,392
ARRIS International plc*	41,255	1,008,478
CommScope Holding Co., Inc.*	110,951	3,240,324
EchoStar Corp., Class A*	11,362	504,473
Juniper Networks, Inc.	254,166	6,969,232
Motorola Solutions, Inc.	33,930	3,948,434

		18,390,333

Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc.*	113,161	8,518,760
Avnet, Inc.	111,103	4,765,208
Coherent, Inc.*	1,647	257,624
Corning, Inc.	192,198	5,287,367
Dolby Laboratories, Inc., Class A	14,264	879,946
FLIR Systems, Inc.	28,711	1,492,111
Jabil, Inc.	39,581	1,094,810
KEMET Corp.*	66,068	1,595,542
Keysight Technologies, Inc.*	159,152	9,394,743
Littelfuse, Inc.	939	214,261
National Instruments Corp.	4,947	207,675
Sanmina Corp.*	137,838	4,038,653
Trimble, Inc.*	58,362	1,916,608

		39,663,308

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	2,507	183,588
LogMeIn, Inc.	4,133	426,732
VeriSign, Inc.*	29,336	4,031,353
Zillow Group, Inc., Class A*	3,686	220,239
Zillow Group, Inc., Class C (x)*	7,355	434,386

		5,296,298

IT Services (1.9%)
Amdocs Ltd.	33,843	2,240,068
Booz Allen Hamilton Holding Corp.	75,190	3,288,059
Broadridge Financial Solutions, Inc.	20,309	2,337,566
Conduent, Inc.*	44,951	816,760
CoreLogic, Inc.*	7,225	374,978
DXC Technology Co.	67,223	5,418,846
Euronet Worldwide, Inc.*	5,724	479,499
Fidelity National Information Services, Inc.	71,012	7,529,402
Genpact Ltd.	21,831	631,571
Leidos Holdings, Inc.	33,793	1,993,787
Sabre Corp.	10,893	268,404
Teradata Corp.*	8,358	335,574
Western Union Co. (The)	77,524	1,576,063
Worldpay, Inc.*	150,508	12,308,543

		39,599,120

Semiconductors & Semiconductor Equipment (1.3%)
Analog Devices, Inc.	73,179	7,019,330
Axcelis Technologies, Inc.*	69,408	1,374,278
Cypress Semiconductor Corp.	26,594	414,335
First Solar, Inc.*	19,319	1,017,339
Ichor Holdings Ltd. (x)*	107,173	2,274,211
Marvell Technology Group Ltd.	94,012	2,015,617
Qorvo, Inc.*	29,752	2,385,218
Silicon Motion Technology Corp. (ADR)	96,288	5,092,672
Skyworks Solutions, Inc.	12,483	1,206,482
Teradyne, Inc.	122,775	4,674,044

		27,473,526

Software (1.0%)
Aspen Technology, Inc.*	849	78,736
Autodesk, Inc.*	8,279	1,085,294
CA, Inc.	74,048	2,639,811
Dell Technologies, Inc., Class V*	43,669	3,693,524
FireEye, Inc. (x)*	15,074	231,989
Nuance Communications, Inc.*	69,477	964,688
SS&C Technologies Holdings, Inc.	76,274	3,958,620
Symantec Corp.	145,827	3,011,328
Synopsys, Inc.*	31,654	2,708,633
Take-Two Interactive Software, Inc.*	10,807	1,279,117
Zynga, Inc., Class A*	180,792	735,823

		20,387,563

Technology Hardware, Storage & Peripherals (0.3%)
NCR Corp.*	4,861	145,733
Western Digital Corp.	70,664	5,470,100
Xerox Corp.	52,664	1,263,936

		6,879,769

Total Information Technology		157,689,917

Materials (5.2%)
Chemicals (2.6%)
Albemarle Corp.	25,958	2,448,618
Ashland Global Holdings, Inc.	14,687	1,148,230
Axalta Coating Systems Ltd.*	300,859	9,119,036
Cabot Corp.	84,073	5,193,189
Celanese Corp.	59,226	6,577,640
CF Industries Holdings, Inc.	54,983	2,441,245
Eastman Chemical Co.	33,662	3,364,854
FMC Corp.	70,490	6,288,413
Huntsman Corp.	51,059	1,490,923
International Flavors & Fragrances, Inc.	10,703	1,326,744
Mosaic Co. (The)	82,815	2,322,961
NewMarket Corp.	158	63,911
Olin Corp.	100,494	2,886,188
Platform Specialty Products Corp.*	26,409	306,344
RPM International, Inc.	61,169	3,567,376
Scotts Miracle-Gro Co. (The)	4,755	395,426
Valvoline, Inc.	46,762	1,008,656
Westlake Chemical Corp.	14,770	1,589,695
WR Grace & Co.	3,930	288,108

		51,827,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Buzzi Unicem SpA (x)	95,650	$2,344,584
Eagle Materials, Inc.	1,333	139,925
Martin Marietta Materials, Inc.	1,252	279,609
Vulcan Materials Co.	1,892	244,182

		3,008,300

Containers & Packaging (0.9%)
AptarGroup, Inc.	14,632	1,366,336
Ardagh Group SA	2,495	41,467
Ball Corp.	80,991	2,879,230
Bemis Co., Inc.	21,541	909,246
Berry Global Group, Inc.*	15,458	710,141
Graphic Packaging Holding Co.	60,067	871,572
International Paper Co.	86,439	4,501,742
Owens-Illinois, Inc.*	37,664	633,132
Sealed Air Corp.	17,262	732,772
Silgan Holdings, Inc.	11,614	311,604
Sonoco Products Co.	23,402	1,228,605
WestRock Co.	60,123	3,428,213

		17,614,060

Metals & Mining (1.6%)
Alcoa Corp.*	104,471	4,897,600
Commercial Metals Co.	104,391	2,203,694
Freeport-McMoRan, Inc.	341,015	5,885,919
Newmont Mining Corp.	125,821	4,744,710
Nucor Corp.	75,037	4,689,813
Reliance Steel & Aluminum Co.	70,454	6,167,543
Royal Gold, Inc.	9,052	840,388
Steel Dynamics, Inc.	45,234	2,078,502
United States Steel Corp.	41,536	1,443,376

		32,951,545

Paper & Forest Products (0.0%)
Domtar Corp.	14,676	700,632

Total Materials		106,102,094

Real Estate (9.7%)
Equity Real Estate Investment Trusts (REITs) (9.3%)
Alexandria Real Estate Equities, Inc. (REIT)	22,143	2,793,782
American Assets Trust, Inc. (REIT)	37,603	1,439,819
American Campus Communities, Inc. (REIT)	194,718	8,349,507
American Homes 4 Rent (REIT), Class A	61,162	1,356,573
Apartment Investment & Management Co. (REIT), Class A	37,007	1,565,396
Apple Hospitality REIT, Inc. (REIT)	51,069	913,114
AvalonBay Communities, Inc. (REIT)	32,585	5,601,036
Boston Properties, Inc. (REIT)	36,331	4,556,634
Brandywine Realty Trust (REIT)	41,343	697,870
Brixmor Property Group, Inc. (REIT)	292,793	5,103,382
Camden Property Trust (REIT)	20,948	1,908,991
Colony Capital, Inc. (REIT)	108,711	678,357
Columbia Property Trust, Inc. (REIT)	27,787	631,043
Corporate Office Properties Trust (REIT)	155,923	4,520,208
CubeSmart (REIT)	276,672	8,914,371
CyrusOne, Inc. (REIT)	22,915	1,337,319
DCT Industrial Trust, Inc. (REIT)	22,227	1,483,208
DDR Corp. (REIT)	35,930	643,147
Digital Realty Trust, Inc. (REIT)	48,295	5,388,756
Douglas Emmett, Inc. (REIT)	36,910	1,483,044
Duke Realty Corp. (REIT)	84,205	2,444,471
Empire State Realty Trust, Inc. (REIT), Class A	31,942	546,208
EPR Properties (REIT)	16,991	1,100,847
Equity Commonwealth (REIT)*	27,703	872,645
Equity LifeStyle Properties, Inc. (REIT)	23,894	2,195,859
Equity Residential (REIT)	84,143	5,359,068
Essex Property Trust, Inc. (REIT)	15,513	3,708,693
Extra Space Storage, Inc. (REIT)	33,281	3,321,777
Federal Realty Investment Trust (REIT)	16,998	2,151,097
Forest City Realty Trust, Inc. (REIT), Class A	83,714	1,909,516
Gaming and Leisure Properties, Inc. (REIT)	30,550	1,093,690
GGP, Inc. (REIT)	146,682	2,996,713
HCP, Inc. (REIT)	110,960	2,864,987
Healthcare Trust of America, Inc. (REIT), Class A	48,355	1,303,651
Highwoods Properties, Inc. (REIT)	23,949	1,214,933
Hospitality Properties Trust (REIT)	38,383	1,098,138
Host Hotels & Resorts, Inc. (REIT)	172,708	3,638,958
Hudson Pacific Properties, Inc. (REIT)	31,951	1,132,024
Invitation Homes, Inc. (REIT)	70,715	1,630,688
Iron Mountain, Inc. (REIT)	66,520	2,328,865
iStar, Inc. (REIT)*	340,800	3,677,232
JBG SMITH Properties (REIT)	24,003	875,389
Kilroy Realty Corp. (REIT)	22,878	1,730,492
Kimco Realty Corp. (REIT)	95,919	1,629,664
Lamar Advertising Co. (REIT), Class A	1,826	124,734
Liberty Property Trust (REIT)	34,776	1,541,620
Life Storage, Inc. (REIT)	36,580	3,559,600
Macerich Co. (The) (REIT)	32,069	1,822,481
Medical Properties Trust, Inc. (REIT)	86,433	1,213,519
Mid-America Apartment Communities, Inc. (REIT)	82,352	8,290,375
National Retail Properties, Inc. (REIT)	36,099	1,586,912
Omega Healthcare Investors, Inc. (REIT) (x)	42,364	1,313,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Outfront Media, Inc. (REIT)	31,743	$617,401
Paramount Group, Inc. (REIT)	49,353	760,036
Park Hotels & Resorts, Inc. (REIT)	168,925	5,174,173
PS Business Parks, Inc. (REIT)	37,194	4,779,429
Rayonier, Inc. (REIT)	30,387	1,175,673
Realty Income Corp. (REIT)	67,087	3,608,610
Regency Centers Corp. (REIT)	35,830	2,224,326
Retail Properties of America, Inc. (REIT), Class A	51,665	660,279
Senior Housing Properties Trust (REIT)	55,581	1,005,460
SL Green Realty Corp. (REIT)	20,135	2,024,172
Spirit Realty Capital, Inc. (REIT)	100,947	810,604
STORE Capital Corp. (REIT)	244,947	6,711,548
Sun Communities, Inc. (REIT)	18,460	1,806,865
UDR, Inc. (REIT)	62,802	2,357,587
Uniti Group, Inc. (REIT) (x)	38,903	779,227
Ventas, Inc. (REIT)	83,967	4,781,921
VEREIT, Inc. (REIT)	229,349	1,706,357
VICI Properties, Inc. (REIT)	63,915	1,319,206
Vornado Realty Trust (REIT)	40,652	3,004,996
Weingarten Realty Investors (REIT)	28,189	868,503
Welltower, Inc. (REIT)	87,803	5,504,370
Weyerhaeuser Co. (REIT)	178,633	6,512,959
WP Carey, Inc. (REIT)	24,998	1,658,617

		189,496,006

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	38,917	1,857,898
Howard Hughes Corp. (The)*	5,476	725,570
Jones Lang LaSalle, Inc.	28,327	4,701,998
Realogy Holdings Corp. (x)	29,936	682,541

		7,968,007

Total Real Estate		197,464,013

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	225,618	4,205,520

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA (SDR)	56,111	3,314,005
Sprint Corp. (x)*	151,212	822,593
Telephone & Data Systems, Inc.	23,080	632,854
United States Cellular Corp.*	2,895	107,231

		4,876,683

Total Telecommunication Services		9,082,203

Utilities (6.3%)
Electric Utilities (2.6%)
Alliant Energy Corp.	162,521	6,877,888
Avangrid, Inc.	13,120	694,442
Edison International	74,939	4,741,391
Entergy Corp.	42,622	3,443,431
Evergy, Inc.	111,125	6,239,668
Eversource Energy	74,730	4,379,925
FirstEnergy Corp.	112,432	4,037,433
Fortis, Inc.	47,678	1,519,975
Hawaiian Electric Industries, Inc.	25,365	870,020
OGE Energy Corp.	46,960	1,653,462
PG&E Corp.	121,754	5,181,850
Pinnacle West Capital Corp.	26,293	2,118,164
PPL Corp.	165,227	4,717,231
Xcel Energy, Inc.	120,123	5,487,219

		51,962,099

Gas Utilities (1.0%)
Atmos Energy Corp.	25,677	2,314,525
National Fuel Gas Co.	19,127	1,012,966
UGI Corp.	344,413	17,933,585

		21,261,076

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	155,949	2,091,276
NRG Energy, Inc.	74,076	2,274,133
Vistra Energy Corp.*	96,302	2,278,506

		6,643,915

Multi-Utilities (2.2%)
Ameren Corp.	57,252	3,483,784
CenterPoint Energy, Inc.	101,783	2,820,407
CMS Energy Corp.	66,493	3,143,789
Consolidated Edison, Inc.	73,423	5,725,526
DTE Energy Co.	42,645	4,419,301
MDU Resources Group, Inc.	45,804	1,313,659
NiSource, Inc.	85,490	2,246,677
Public Service Enterprise Group, Inc.	118,951	6,440,007
SCANA Corp.	33,581	1,293,540
Sempra Energy	62,348	7,239,226
Vectren Corp.	19,580	1,398,991
WEC Energy Group, Inc.	74,624	4,824,442

		44,349,349

Water Utilities (0.2%)
American Water Works Co., Inc.	42,055	3,590,656
Aqua America, Inc.	42,086	1,480,585

		5,071,241

Total Utilities		129,287,680

Total Common Stocks (78.9%) (Cost $1,246,943,514)		1,611,929,866

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P Mid-Cap ETF	3,855	750,877
iShares Morningstar Mid-Cap ETF	4,666	856,678
iShares Morningstar Mid-Cap Growth ETF	18,430	4,031,511
iShares Morningstar Mid-Cap Value ETF (x)‡	136,837	21,780,345
iShares Russell Mid-Cap ETF (x)	2,905	616,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
iShares Russell Mid-Cap Growth ETF (x)	41,154	$5,215,446
iShares Russell Mid-Cap Value ETF (x)	739,375	65,427,293
iShares S&P Mid-Cap 400 Growth ETF (x)	26,260	5,902,723
iShares S&P Mid-Cap 400 Value ETF (x)	313,021	50,718,793
SPDR S&P 400 MidCap Value ETF	46,188	2,403,162
Vanguard Mid-Cap Growth ETF (x)	47,500	6,384,475
Vanguard Mid-Cap Value ETF (x)	353,700	39,069,702

Total Exchange Traded Funds (9.9%) (Cost $96,389,078)		203,157,272

SHORT-TERM INVESTMENTS:
Investment Company (5.4%)
JPMorgan Prime Money Market Fund, IM Shares	111,562,887	111,585,199

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $2,040,001. (xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,500,249, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,530,000. (xx)	1,500,000	1,500,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $6,002,543, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $6,325,726. (xx)	6,000,000	6,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $612,004. (xx)	600,000	600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,020,001. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,100,183, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,122,003. (xx)	1,100,000	1,100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $5,000,913, collateralized by various Common Stocks; total market value $5,560,975. (xx)	5,000,000	5,000,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $2,077,074, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $2,118,389. (xx)	2,076,713	2,076,713
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $4,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $4,081,860. (xx)	4,000,000	4,000,000
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,200,560, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $3,264,049. (xx)	3,200,000	3,200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $4,700,815, collateralized by various Common Stocks; total market value $5,230,589. (xx)	$4,700,000	$4,700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $4,500,780, collateralized by various Common Stocks; total market value $5,008,010. (xx)	4,500,000	4,500,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $4,001,641, collateralized by various Common Stocks; total market value $4,451,565. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $10,003,753, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $10,200,000. (xx)	10,000,000	10,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $1,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $1,020,001. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		50,676,713

Total Short-Term Investments (7.9%) (Cost $162,251,964)		162,261,912

Total Investments in Securities (96.7%) (Cost $1,505,584,556)		1,977,349,050
Other Assets Less Liabilities (3.3%)		67,274,787

Net Assets (100%)		$2,044,623,837

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $50,112,460. This was secured by cash collateral of $50,676,713 which was subsequently invested in joint repurchase agreements with a total value of $50,676,713, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $920,931 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 7/12/18 - 8/15/47.

Glossary:

ADR	— American Depositary Receipt
JPY	— Japanese Yen
SDR	— Swedish Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Mid-Cap Value ETF (x)	136,837	21,207,440	1,032,516	(383,049)	12,935	(89,497)	21,780,345	218,581	–

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	610	9/2018	USD	50,248,750	(910,539)
S&P 500 E-Mini Index	371	9/2018	USD	50,485,680	(1,025,486)
S&P Midcap 400 E-Mini Index	514	9/2018	USD	100,543,540	(2,267,990)

					(4,204,015)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$175,210,089	$—	$—	$175,210,089
Consumer Staples	88,241,249	—	—	88,241,249
Energy	115,599,076	—	—	115,599,076
Financials	326,081,361	6,584,424	—	332,665,785
Health Care	94,454,066	—	—	94,454,066
Industrials	202,752,650	3,381,044	—	206,133,694
Information Technology	157,689,917	—	—	157,689,917
Materials	103,757,510	2,344,584	—	106,102,094
Real Estate	197,464,013	—	—	197,464,013
Telecommunication Services	5,768,198	3,314,005	—	9,082,203
Utilities	129,287,680	—	—	129,287,680
Exchange Traded Funds	203,157,272	—	—	203,157,272
Short-Term Investments
Investment Company	111,585,199	—	—	111,585,199
Repurchase Agreements	—	50,676,713	—	50,676,713

Total Assets	$1,911,048,280	$66,300,770	$—	$1,977,349,050

Liabilities:
Futures	$(4,204,015)	$—	$—	$(4,204,015)

Total Liabilities	$(4,204,015)	$—	$—	$(4,204,015)

Total	$1,906,844,265	$66,300,770	$—	$1,973,145,035

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(4,204,015	)*

Total		$(4,204,015)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(1,023)	$(1,023)
Equity contracts	9,556,690	—	9,556,690

Total	$9,556,690	$(1,023)	$9,555,667

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$7	$7
Equity contracts	(5,688,449)	—	(5,688,449)

Total	$(5,688,449)	$7	$(5,688,442)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $6,000 for two months and futures contracts with an average notional balance of approximately $196,347,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 32%)*	$337,603,928
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$451,604,298

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,535,001
Aggregate gross unrealized depreciation	(81,293,538)

Net unrealized appreciation	$452,241,463

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,520,903,572

For the six months ended June 30, 2018, the Portfolio incurred approximately $586 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $13,094,954)	$21,780,345
Unaffiliated Issuers (Cost $1,441,812,889)	1,904,891,992
Repurchase Agreements (Cost $50,676,713)	50,676,713
Cash	108,216,178
Cash held as collateral at broker	7,924,400
Dividends, interest and other receivables	3,157,379
Receivable for securities sold	2,226,807
Securities lending income receivable	67,797
Receivable from Separate Accounts for Portfolio shares sold	55,698
Due from broker for futures variation margin	48,234
Other assets	22,199

Total assets	2,099,067,742

LIABILITIES
Payable for return of collateral on securities loaned	50,676,713
Payable for securities purchased	1,384,767
Investment management fees payable	913,045
Payable to Separate Accounts for Portfolio shares redeemed	654,076
Distribution fees payable – Class IB	375,223
Administrative fees payable	207,211
Distribution fees payable – Class IA	47,075
Trustees’ fees payable	2,917
Accrued expenses	182,878

Total liabilities	54,443,905

NET ASSETS	$2,044,623,837

Net assets were comprised of:
Paid in capital	$1,440,250,147
Accumulated undistributed net investment income (loss)	10,526,133
Accumulated undistributed net realized gain (loss)	126,285,985
Net unrealized appreciation (depreciation)	467,561,572

Net assets	$2,044,623,837

Class IA
Net asset value, offering and redemption price per share, $226,226,506 / 12,608,605 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.94

Class IB
Net asset value, offering and redemption price per share, $1,800,992,662 / 101,303,821 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.78

Class K
Net asset value, offering and redemption price per share, $17,404,669 / 968,788 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.97

(x)	Includes value of securities on loan of $50,112,460.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($218,581 of dividend income received from affiliates) (net of $28,782 foreign withholding tax)	$18,638,541
Interest	585,503
Securities lending (net)	474,325

Total income	19,698,369

EXPENSES
Investment management fees	5,550,577
Distribution fees – Class IB	2,286,191
Administrative fees	1,255,094
Distribution fees – Class IA	286,388
Custodian fees	80,035
Printing and mailing expenses	77,464
Professional fees	60,354
Trustees’ fees	23,100
Miscellaneous	24,182

Total expenses	9,643,385

NET INVESTMENT INCOME (LOSS)	10,054,984

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($12,935 of realized gain (loss) from affiliates)	117,013,367
Futures contracts	9,556,690
Forward foreign currency contracts	(1,023)
Foreign currency transactions	(11,656)

Net realized gain (loss)	126,557,378

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(89,497) of change in unrealized appreciation (depreciation) from affiliates)	(122,891,871)
Futures contracts	(5,688,449)
Forward foreign currency contracts	7
Foreign currency translations	130

Net change in unrealized appreciation (depreciation)	(128,580,183)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,022,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,032,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,054,984	$19,325,483
Net realized gain (loss)	126,557,378	128,874,486
Net change in unrealized appreciation (depreciation)	(128,580,183)	100,052,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,032,179	248,252,226

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,148,226)
Class IB	—	(17,414,618)
Class K	—	(213,040)

	—	(19,775,884)

Distributions from net realized capital gains
Class IA	—	(14,827,402)
Class IB	—	(120,306,484)
Class K	—	(1,175,122)

	—	(136,309,008)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(156,084,892)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 101,530 and 306,438 shares, respectively ]	1,814,443	5,446,726
Capital shares issued in reinvestment of dividends and distributions [ 0 and 968,009 shares, respectively ]	—	16,975,628
Capital shares repurchased [ (777,975) and (1,331,367) shares, respectively ]	(13,822,167)	(23,839,117)

Total Class IA transactions	(12,007,724)	(1,416,763)

Class IB
Capital shares sold [ 330,169 and 1,556,704 shares, respectively ]	5,819,905	27,608,422
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,925,238 shares, respectively ]	—	137,721,102
Capital shares repurchased [ (6,286,669) and (14,027,822) shares, respectively ]	(111,074,336)	(248,711,984)

Total Class IB transactions	(105,254,431)	(83,382,460)

Class K
Capital shares sold [ 49,247 and 102,138 shares, respectively ]	884,820	1,818,490
Capital shares issued in reinvestment of dividends and distributions [ 0 and 79,145 shares, respectively ]	—	1,388,162
Capital shares repurchased [ (138,261) and (202,599) shares, respectively ]	(2,483,527)	(3,641,094)

Total Class K transactions	(1,598,707)	(434,442)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(118,860,862)	(85,233,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(110,828,683)	6,933,669
NET ASSETS:
Beginning of period	2,155,452,520	2,148,518,851

End of period (a)	$2,044,623,837	$2,155,452,520

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,526,133	$471,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$17.87	$17.15		$14.74	$15.41	$13.98	$10.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.16	##	0.13	0.10	0.08	0.06
Net realized and unrealized gain (loss)	(0.02)	1.91		2.47	(0.65)	1.44	3.43

Total from investment operations	0.07	2.07		2.60	(0.55)	1.52	3.49

Less distributions:
Dividends from net investment income	—	(0.17)		(0.14)	(0.12)	(0.09)	(0.07)
Distributions from net realized gains	—	(1.18)		(0.05)	—	—	—

Total dividends and distributions	—	(1.35)		(0.19)	(0.12)	(0.09)	(0.07)

Net asset value, end of period	$17.94	$17.87		$17.15	$14.74	$15.41	$13.98

Total return (b)	0.39%	12.32%		17.69%	(3.54)%	10.87%	33.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$226,227	$237,396		$228,814	$214,698	$244,859	$243,066
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.94%		0.94%	0.94%	0.95%	0.97%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.94%		0.94%	0.94%	0.95%	0.97%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.94%		0.95%	0.94%	0.95%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.97%	0.91	%(aa)	0.86%	0.64%	0.51%	0.47%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.97%	0.91	%(aa)	0.86%	0.64%	0.51%	0.47%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.97%	0.91	%(aa)	0.86%	0.64%	0.51%	0.47%
Portfolio turnover rate (z)^	18%	19%		23%	38%	26%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$17.71	$17.00		$14.62	$15.28	$13.86	$10.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	##	0.13	0.10	0.07	0.06
Net realized and unrealized gain (loss)	(0.01)	1.90		2.44	(0.64)	1.44	3.40

Total from investment operations	0.07	2.06		2.57	(0.54)	1.51	3.46

Less distributions:
Dividends from net investment income	—	(0.17)		(0.14)	(0.12)	(0.09)	(0.07)
Distributions from net realized gains	—	(1.18)		(0.05)	—	—	—

Total dividends and distributions	—	(1.35)		(0.19)	(0.12)	(0.09)	(0.07)

Net asset value, end of period	$17.78	$17.71		$17.00	$14.62	$15.28	$13.86

Total return (b)	0.40%	12.37%		17.62%	(3.52)%	10.88%	33.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,800,993	$1,899,153		$1,901,200	$1,807,950	$2,086,343	$2,119,517
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.94%		0.94%	0.94%	0.95%	0.97%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.94%		0.94%	0.94%	0.95%	0.97%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.94%		0.95%	0.94%	0.95%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.97%	0.90	%(bb)	0.86%	0.64%	0.51%	0.49%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.97%	0.90	%(bb)	0.86%	0.64%	0.51%	0.49%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.97%	0.90	%(bb)	0.85%	0.64%	0.51%	0.49%
Portfolio turnover rate (z)^	18%	19%		23%	38%	26%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$17.87	$17.15		$14.74	$15.41	$13.98	$10.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.21	##	0.17	0.14	0.11	0.09
Net realized and unrealized gain (loss)	(0.01)	1.91		2.48	(0.65)	1.45	3.43

Total from investment operations	0.10	2.12		2.65	(0.51)	1.56	3.52

Less distributions:
Dividends from net investment income	—	(0.22)		(0.19)	(0.16)	(0.13)	(0.10)
Distributions from net realized gains	—	(1.18)		(0.05)	—	—	—

Total dividends and distributions	—	(1.40)		(0.24)	(0.16)	(0.13)	(0.10)

Net asset value, end of period	$17.97	$17.87		$17.15	$14.74	$15.41	$13.98

Total return (b)	0.56%	12.59%		17.99%	(3.30)%	11.14%	33.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,405	$18,903		$18,505	$15,896	$18,105	$15,579
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68%	0.69%		0.69%	0.69%	0.70%	0.72%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.68%	0.69%		0.69%	0.69%	0.70%	0.72%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.68%	0.69%		0.70%	0.69%	0.70%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.21%	1.15	%(cc)	1.12%	0.89%	0.77%	0.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.21%	1.15	%(cc)	1.12%	0.89%	0.77%	0.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.21%	1.15	%(cc)	1.11%	0.89%	0.77%	0.73%
Portfolio turnover rate (z)^	18%	19%		23%	38%	26%	38%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.19 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.81% for income after waivers and reimbursements, 0.81% for income after waivers, reimbursements and fees paid indirectly, and 0.81% for income before waivers, reimbursements.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.80% for income after waivers and reimbursements, 0.80% for income after waivers, reimbursements and fees paid indirectly, and 0.80% for income before waivers, reimbursements.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.05% for income after waivers and reimbursements, 1.05% for income after waivers, reimbursements and fees paid indirectly, and 1.05% for income before waivers, reimbursements.

See Notes to Financial Statements.

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Exchange Traded Funds	75.2%
Investment Company	19.2
U.S. Treasury Obligations	3.6
Repurchase Agreements	2.4
Cash and Other	(0.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$995.12	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.56	5.29
Class K
Actual	1,000.00	996.09	4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.70	4.14

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.06% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	22,087	$6,030,855
iShares MSCI EAFE ETF	182,421	12,216,735
SPDR S&P 500 ETF Trust	21,003	5,697,694
SPDR S&P MidCap 400 ETF Trust	5,608	1,990,952
Vanguard S&P 500 ETF	23,249	5,800,858
Vanguard Small-Cap ETF (x)	10,134	1,577,560

Total Exchange Traded Funds (75.2%) (Cost $33,467,973)		33,314,654

SHORT-TERM INVESTMENTS:
Investment Company (19.2%)
JPMorgan Prime Money Market Fund, IM Shares	8,525,854	8,527,559

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $400,071, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $408,000. (xx)	$400,000	400,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $265,346, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $270,606. (xx)	265,300	265,300
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $204,003. (xx)	200,000	200,000

Total Repurchase Agreements		1,065,300

U.S. Treasury Obligations (3.6%)
U.S. Treasury Bills 1.73%, 8/9/18 (p)	1,600,000	1,596,922

Total Short-Term Investments (25.2%) (Cost $11,189,182)		11,189,781

Total Investments in Securities (100.4%) (Cost $44,657,155)		44,504,435
Other Assets Less Liabilities (-0.4%)		(187,390)

Net Assets (100%)		$44,317,045

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $1,042,989. This was secured by cash collateral of $1,065,300 which was subsequently invested in joint repurchase agreements with a total value of $1,065,300, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	10	9/2018	EUR	396,001	(8,848)
FTSE 100 Index	10	9/2018	GBP	1,003,208	(5,958)
Russell 2000 E-Mini Index	5	9/2018	USD	411,875	(8,896)
TOPIX Index	16	9/2018	JPY	2,500,835	(73,805)
U.S. Treasury 10 Year Note	26	9/2018	USD	3,124,875	(4,653)
U.S. Treasury 2 Year Note	19	9/2018	USD	4,024,734	1,992
U.S. Treasury 5 Year Note	9	9/2018	USD	1,022,555	3,496

					(96,672)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Short Contracts
S&P 500 E-Mini Index	(10)	9/2018	USD	(1,360,800)	27,156
SPI 200 Index	(12)	9/2018	AUD	(1,364,948)	(13,025)

					14,131

					(82,541)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	1,515,477	USD	185,841	JPMorgan Chase Bank	9/14/2018	790
USD	548,254	AUD	731,150	JPMorgan Chase Bank	9/14/2018	7,043
USD	258,454	CHF	252,954	JPMorgan Chase Bank	9/14/2018	1,371
USD	744,387	EUR	628,258	JPMorgan Chase Bank	9/14/2018	6,570
USD	338,665	GBP	253,532	JPMorgan Chase Bank	9/14/2018	2,950
USD	656,713	GBP	491,051	Royal Bank of Scotland	9/14/2018	6,489
USD	89,768	JPY	9,761,847	JPMorgan Chase Bank	9/14/2018	1,137
USD	198,671	NOK	1,590,196	JPMorgan Chase Bank	9/14/2018	2,838
USD	662,244	NOK	5,372,898	Morgan Stanley	9/14/2018	567

Total unrealized appreciation						29,755

EUR	221,155	USD	262,889	JPMorgan Chase Bank	9/14/2018	(3,167)
GBP	195,000	USD	264,776	JPMorgan Chase Bank	9/14/2018	(6,567)
NOK	10,745,796	USD	1,324,488	Morgan Stanley	9/14/2018	(1,134)
SEK	2,449,600	USD	284,767	JPMorgan Chase Bank	9/14/2018	(9,709)
USD	208,184	CHF	206,377	JPMorgan Chase Bank	9/14/2018	(1,563)
USD	308,918	EUR	264,483	JPMorgan Chase Bank	9/14/2018	(1,687)

Total unrealized depreciation						(23,827)

Net unrealized appreciation						5,928

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$33,314,654	$—	$—	$33,314,654
Forward Currency Contracts	—	29,755	—	29,755
Futures	32,644	—	—	32,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$8,527,559	$—	$—	$8,527,559
Repurchase Agreements	—	1,065,300	—	1,065,300
U.S. Treasury Obligations	—	1,596,922	—	1,596,922

Total Assets	$41,874,857	$2,691,977	$—	$44,566,834

Liabilities:
Forward Currency Contracts	$—	$(23,827)	$—	$(23,827)
Futures	(115,185)	—	—	(115,185)

Total Liabilities	$(115,185)	$(23,827)	$—	$(139,012)

Total	$41,759,672	$2,668,150	$—	$44,427,822

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$5,488	*
Foreign exchange contracts	Receivables	29,755
Equity contracts	Receivables, Net assets – Unrealized appreciation	27,156	*

Total		$62,399

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(4,653	)*
Foreign exchange contracts	Payables	(23,827)
Equity contracts	Payables, Net assets – Unrealized depreciation	(110,532	)*

Total		$(139,012)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(18,873)	$—	$(18,873)
Foreign exchange contracts	—	127,085	127,085
Equity contracts	(145,081)	—	(145,081)

Total	$(163,954)	$127,085	$(36,869)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Interest rate contracts	$5,470	$—	$5,470
Foreign exchange contracts	—	(10,918)	(10,918)
Equity contracts	(94,733)	—	(94,733)

Total	$(89,263)	$(10,918)	$(100,181)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $4,632,000 and futures contracts with an average notional balance of approximately $ 8,398,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$22,699	$(22,693)	$—	$6
Royal Bank of Scotland	6,489	—	—	6,489
Morgan Stanley	567	(567)	—	—

Total	$29,755	$(23,260)	$—	$6,495

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$22,693	$(22,693)	$—	$—
Morgan Stanley	1,134	(567)	—	567

Total	$23,827	$(23,260)	$—	$567

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,359,051
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$832,855

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$429,888
Aggregate gross unrealized depreciation	(667,298)

Net unrealized depreciation	$(237,410)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$44,665,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $43,591,855)	$43,439,135
Repurchase Agreements (Cost $1,065,300)	1,065,300
Cash	300,000
Receivable from Separate Accounts for Portfolio shares sold	708,508
Due from broker for futures variation margin	307,161
Dividends, interest and other receivables	96,687
Unrealized appreciation on forward foreign currency contracts	29,755
Deferred offering cost	27,986
Securities lending income receivable	175
Other assets	315

Total assets	45,975,022

LIABILITIES
Payable for return of collateral on securities loaned	1,065,300
Payable for securities purchased	535,110
Unrealized depreciation on forward foreign currency contracts	23,827
Distribution fees payable – Class IB	6,275
Administrative fees payable	4,079
Investment management fees payable	1,840
Payable to Separate Accounts for Portfolio shares redeemed	46
Trustees’ fees payable	23
Accrued expenses	21,477

Total liabilities	1,657,977

NET ASSETS	$44,317,045

Net assets were comprised of:
Paid in capital	$44,247,179
Accumulated undistributed net investment income (loss)	284,761
Accumulated undistributed net realized gain (loss)	6,545
Net unrealized appreciation (depreciation)	(221,440)

Net assets	$44,317,045

Class IB
Net asset value, offering and redemption price per share, $34,178,854 / 3,353,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.19

Class K
Net asset value, offering and redemption price per share, $10,138,191 / 993,488 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.20

(x)	Includes value of securities on loan of $1,042,989.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$375,795
Interest	16,845
Securities lending (net)	558

Total income	393,198

EXPENSES
Investment management fees	86,552
Offering costs	39,427
Professional fees	26,717
Distribution fees – Class IB	16,172
Administrative fees	13,969
Custodian fees	2,480
Printing and mailing expenses	895
Trustees’ fees	185
Miscellaneous	544

Gross expenses	186,941
Less: Waiver from investment manager	(76,760)

Net expenses	110,181

NET INVESTMENT INCOME (LOSS)	283,017

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,930
Futures contracts	(163,954)
Forward foreign currency contracts	127,085
Foreign currency transactions	(10,244)

Net realized gain (loss)	(45,183)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(323,394)
Futures contracts	(89,263)
Forward foreign currency contracts	(10,918)
Foreign currency translations	6,191

Net change in unrealized appreciation (depreciation)	(417,384)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(462,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(179,550)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	November 13, 2017* to December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$283,017	$31,087
Net realized gain (loss)	(45,183)	51,330
Net change in unrealized appreciation (depreciation)	(417,384)	195,944

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(179,550)	278,361

DIVIDENDS:
Dividends from net investment income
Class IB	—	(324)
Class K	—	(35,442)

TOTAL DIVIDENDS	—	(35,766)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,355,911 and 10,000 shares, respectively ]	34,346,679	100,000
Capital shares issued in reinvestment of dividends [ 0 and 32 shares, respectively ]	—	324
Capital shares repurchased [ (12,590) and 0 shares, respectively ]	(128,445)	—

Total Class IB transactions	34,218,234	100,324

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 3,488 shares, respectively ]	—	35,442

Total Class K transactions	—	9,935,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	34,218,234	10,035,766

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,038,684	10,278,361
NET ASSETS:
Beginning of period	10,278,361	—

End of period (a)	$44,317,045	$10,278,361

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$284,761	$1,744

* The Portfolio commenced operations on November 13, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.03
Net realized and unrealized gain (loss)	(0.21)		0.24

Total from investment operations	(0.05)		0.27

Less distributions:
Dividends from net investment income	—		(0.03)

Net asset value, end of period	$10.19		$10.24

Total return (b)	(0.49)%		2.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,179		$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06	%(j)	1.13	%**(k)
Before waivers and reimbursements (a)(f)	1.66%		3.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	3.20%		2.07	%(l)
Before waivers and reimbursements (a)(f)(x)	2.60%		0.16	%(l)
Portfolio turnover rate (z)^	5%		0%

Class K	Six Months Ended June 30, 2018 (Unaudited)		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.03
Net realized and unrealized gain (loss)	(0.12)		0.25

Total from investment operations	(0.04)		0.28

Less distributions:
Dividends from net investment income	—		(0.04)

Net asset value, end of period	$10.20		$10.24

Total return (b)	(0.39)%		2.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,138		$10,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83	%(j)	0.88	%**(k)
Before waivers and reimbursements (a)(f)	1.57%		2.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.50%		2.33	%(l)
Before waivers and reimbursements (a)(f)(x)	0.75%		0.42	%(l)
Portfolio turnover rate (z)^	5%		0%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	17.8%
Investment Company	12.6
Information Technology	11.0
Financials	9.2
Exchange Traded Fund	7.9
Health Care	7.5
Consumer Discretionary	7.4
Industrials	6.6
Consumer Staples	4.9
Energy	3.6
Materials	2.7
Real Estate	1.8
Utilities	1.8
Telecommunication Services	1.5
U.S. Government Agency Securities	0.6
Repurchase Agreements	0.5
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$998.20	$5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.02	5.83

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	1,410	$64,314
Aptiv plc	2,500	229,075
BorgWarner, Inc.	1,850	79,846
Bridgestone Corp.	5,311	207,854
Cie Generale des Etablissements Michelin SCA	1,503	183,068
Continental AG	960	219,229
Denso Corp.	3,807	186,095
Faurecia SA	709	50,606
Goodyear Tire & Rubber Co. (The)	2,250	52,403
Koito Manufacturing Co. Ltd.	962	63,603
Minth Group Ltd.	6,443	27,224
NGK Spark Plug Co. Ltd.	1,383	39,473
NOK Corp.	679	13,149
Nokian Renkaat OYJ	997	39,400
Pirelli & C SpA (m)*	3,486	29,115
Schaeffler AG (Preference) (q)	1,535	19,987
Stanley Electric Co. Ltd.	1,203	41,072
Sumitomo Electric Industries Ltd.	6,444	96,036
Sumitomo Rubber Industries Ltd.	1,478	23,495
Toyoda Gosei Co. Ltd.	700	17,760
Toyota Industries Corp.	1,278	71,683
Valeo SA	2,126	116,242
Yokohama Rubber Co. Ltd. (The)	1,089	22,652

		1,893,381

Automobiles (0.9%)
Bayerische Motoren Werke AG	2,886	261,634
Bayerische Motoren Werke AG (Preference) (q)	529	42,193
Daimler AG (Registered)	7,927	510,348
Ferrari NV	1,088	148,021
Fiat Chrysler Automobiles NV*	9,426	179,799
Ford Motor Co.	37,300	412,911
General Motors Co.	12,100	476,740
Harley-Davidson, Inc.	1,550	65,224
Honda Motor Co. Ltd.	14,211	417,544
Isuzu Motors Ltd.	4,712	62,627
Mazda Motor Corp.	4,858	59,675
Mitsubishi Motors Corp.	5,730	45,699
Nissan Motor Co. Ltd.	20,342	198,064
Peugeot SA	5,238	119,647
Porsche Automobil Holding SE (Preference) (q)	1,377	87,736
Renault SA	1,695	144,161
Subaru Corp.	5,420	157,878
Suzuki Motor Corp.	3,025	167,158
Toyota Motor Corp.	19,910	1,289,390
Volkswagen AG	305	50,399
Volkswagen AG (Preference) (q)	1,618	268,725
Yamaha Motor Co. Ltd.	2,568	64,620

		5,230,193

Distributors (0.0%)
Genuine Parts Co.	1,350	123,916
Jardine Cycle & Carriage Ltd.	925	21,603
LKQ Corp.*	2,950	94,105

		239,624

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	23,641
H&R Block, Inc.	1,950	44,421

		68,062

Hotels, Restaurants & Leisure (0.9%)
Accor SA	1,695	83,175
Aristocrat Leisure Ltd.	5,010	114,566
Carnival Corp.	3,800	217,778
Carnival plc	1,581	90,701
Chipotle Mexican Grill, Inc.*	240	103,529
Compass Group plc	13,803	294,834
Crown Resorts Ltd.	3,266	32,630
Darden Restaurants, Inc.	1,150	123,119
Domino’s Pizza Enterprises Ltd.	608	23,496
Flight Centre Travel Group Ltd.	522	24,588
Galaxy Entertainment Group Ltd.	20,294	157,140
Genting Singapore Ltd.	51,727	46,317
GVC Holdings plc	4,652	64,526
Hilton Worldwide Holdings, Inc.	2,616	207,083
InterContinental Hotels Group plc	1,620	100,913
Marriott International, Inc., Class A	2,820	357,012
McDonald’s Corp.	7,550	1,183,010
McDonald’s Holdings Co. Japan Ltd.	601	30,670
Melco Resorts & Entertainment Ltd. (ADR)	2,261	63,308
Merlin Entertainments plc	5,215	26,615
MGM China Holdings Ltd.	6,979	16,190
MGM Resorts International	4,731	137,341
Norwegian Cruise Line Holdings Ltd.*	1,925	90,956
Oriental Land Co. Ltd.	1,744	183,119
Paddy Power Betfair plc	738	81,874
Royal Caribbean Cruises Ltd.	1,600	165,760
Sands China Ltd.	20,693	110,644
Shangri-La Asia Ltd.	8,907	16,757
SJM Holdings Ltd.	16,347	20,336
Sodexo SA	826	82,589
Starbucks Corp.	13,150	642,378
Tabcorp Holdings Ltd. (x)	16,314	53,846
TUI AG	3,980	87,325
Whitbread plc	1,658	86,629
Wynn Macau Ltd.	13,352	42,972
Wynn Resorts Ltd.	850	142,239
Yum Brands, Inc.	3,100	242,482

		5,548,447

Household Durables (0.4%)
Barratt Developments plc	8,650	58,837
Berkeley Group Holdings plc	1,189	59,394
Casio Computer Co. Ltd.	1,751	28,499
DR Horton, Inc.	3,250	133,250
Electrolux AB	2,056	46,828
Garmin Ltd.	1,000	61,000
Husqvarna AB, Class B	3,561	33,802
Iida Group Holdings Co. Ltd.	1,340	25,864
Leggett & Platt, Inc.	1,200	53,568
Lennar Corp., Class A	2,600	136,500
Mohawk Industries, Inc.*	600	128,562
Newell Brands, Inc.	4,550	117,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Nikon Corp.	2,912	$46,370
Panasonic Corp.	19,244	259,594
Persimmon plc	2,768	92,532
PulteGroup, Inc.	2,450	70,438
Rinnai Corp.	300	26,473
SEB SA	221	38,609
Sekisui Chemical Co. Ltd.	3,421	58,338
Sekisui House Ltd.	5,418	95,915
Sharp Corp.	1,521	37,093
Sony Corp.	11,034	564,481
Taylor Wimpey plc	27,954	66,000
Techtronic Industries Co. Ltd.	11,806	65,835
Whirlpool Corp.	600	87,738

		2,392,865

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	3,929	6,678,513
Booking Holdings, Inc.*	462	936,516
Expedia Group, Inc.	1,150	138,219
Netflix, Inc.*	4,230	1,655,748
Rakuten, Inc.	7,203	48,755
Start Today Co. Ltd.	1,766	64,043
TripAdvisor, Inc.*	1,000	55,710
Zalando SE (m)*	1,047	58,530

		9,636,034

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	75,372
Hasbro, Inc.	1,050	96,926
Mattel, Inc. (x)	3,200	52,544
Sankyo Co. Ltd.	470	18,403
Sega Sammy Holdings, Inc.	1,589	27,240
Shimano, Inc.	670	98,398
Yamaha Corp.	1,204	62,639

		431,522

Media (1.1%)
Axel Springer SE	417	30,168
CBS Corp. (Non-Voting), Class B	3,200	179,904
Charter Communications, Inc., Class A*	1,786	523,673
Comcast Corp., Class A	43,800	1,437,078
CyberAgent, Inc.	882	53,056
Dentsu, Inc.	1,954	92,657
Discovery, Inc., Class A (x)*	1,400	38,500
Discovery, Inc., Class C*	3,190	81,345
DISH Network Corp., Class A*	2,125	71,421
Eutelsat Communications SA	1,519	31,513
Hakuhodo DY Holdings, Inc.	2,066	33,178
Informa plc	10,926	120,404
Interpublic Group of Cos., Inc. (The)	3,670	86,025
ITV plc	30,951	71,075
JCDecaux SA	687	22,993
News Corp., Class A	3,650	56,575
News Corp., Class B	1,100	17,435
Omnicom Group, Inc.	2,150	163,981
Pearson plc	6,895	80,532
ProSiebenSat.1 Media SE	2,161	54,838
Publicis Groupe SA	1,843	126,854
REA Group Ltd. (x)	468	31,472
RTL Group SA	344	23,340

Schibsted ASA, Class B	920	25,981
SES SA (FDR)	3,113	57,039
Singapore Press Holdings Ltd. (x)	11,960	22,823
Sky plc	9,093	175,387
Telenet Group Holding NV*	462	21,581
Toho Co. Ltd./Tokyo	990	33,219
Twenty-First Century Fox, Inc., Class A	10,000	496,900
Twenty-First Century Fox, Inc., Class B	4,100	202,007
Viacom, Inc., Class B	3,350	101,036
Vivendi SA	9,045	221,818
Walt Disney Co. (The)	14,230	1,491,446
WPP plc	11,092	174,639

		6,451,893

Multiline Retail (0.3%)
Dollar General Corp.	2,430	239,598
Dollar Tree, Inc.*	2,210	187,850
Don Quijote Holdings Co. Ltd.	1,111	53,385
Harvey Norman Holdings Ltd. (x)	3,969	9,752
Isetan Mitsukoshi Holdings Ltd.	2,911	36,389
J Front Retailing Co. Ltd.	2,081	31,709
Kohl’s Corp.	1,570	114,453
Macy’s, Inc.	2,840	106,301
Marks & Spencer Group plc	13,881	54,061
Marui Group Co. Ltd.	1,716	36,175
Next plc	1,249	99,726
Nordstrom, Inc.	1,080	55,922
Ryohin Keikaku Co. Ltd.	220	77,496
Takashimaya Co. Ltd.	2,137	18,298
Target Corp.	5,100	388,213

		1,509,328

Specialty Retail (1.0%)
ABC-Mart, Inc.	319	17,461
Advance Auto Parts, Inc.	690	93,633
AutoZone, Inc.*	263	176,455
Best Buy Co., Inc.	2,270	169,297
CarMax, Inc.*	1,710	124,608
Dufry AG (Registered) (x)*	300	38,291
Fast Retailing Co. Ltd.	509	234,053
Foot Locker, Inc.	1,050	55,283
Gap, Inc. (The)	2,050	66,400
Hennes & Mauritz AB, Class B (x)	7,639	113,859
Hikari Tsushin, Inc.	191	33,589
Home Depot, Inc. (The)	11,010	2,148,050
Industria de Diseno Textil SA	9,509	324,921
Kingfisher plc	18,512	72,561
L Brands, Inc.	2,230	82,242
Lowe’s Cos., Inc.	7,880	753,091
Nitori Holdings Co. Ltd.	715	111,595
O’Reilly Automotive, Inc.*	820	224,327
Ross Stores, Inc.	3,630	307,643
Shimamura Co. Ltd.	202	17,789
Tiffany & Co.	950	125,020
TJX Cos., Inc. (The)	5,940	565,368
Tractor Supply Co.	1,180	90,258
Ulta Beauty, Inc.*	550	128,403
USS Co. Ltd.	1,874	35,681
Yamada Denki Co. Ltd.	5,416	26,954

		6,136,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,642	$358,482
Asics Corp.	1,451	24,547
Burberry Group plc	3,646	103,935
Cie Financiere Richemont SA (Registered)	4,550	386,495
Hanesbrands, Inc. (x)	3,400	74,868
Hermes International	279	170,663
HUGO BOSS AG	598	54,303
Kering SA	661	373,298
Li & Fung Ltd.	39,960	14,669
Luxottica Group SpA	1,532	98,864
LVMH Moet Hennessy Louis Vuitton SE	2,431	809,661
Michael Kors Holdings Ltd.*	1,400	93,240
Moncler SpA	1,560	71,049
NIKE, Inc., Class B	12,250	976,079
Pandora A/S	981	68,548
Puma SE	73	42,710
PVH Corp.	750	112,290
Ralph Lauren Corp.	500	62,860
Swatch Group AG (The)	275	130,821
Swatch Group AG (The) (Registered)	533	46,206
Tapestry, Inc.	2,700	126,117
Under Armour, Inc., Class A (x)*	1,700	38,216
Under Armour, Inc., Class C (x)*	1,707	35,984
VF Corp.	3,150	256,788
Yue Yuen Industrial Holdings Ltd.	4,951	13,978

		4,544,671

Total Consumer Discretionary		44,082,852

Consumer Staples (4.9%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	6,642	670,940
Asahi Group Holdings Ltd.	3,162	161,991
Brown-Forman Corp., Class B	2,450	120,075
Carlsberg A/S, Class B	959	112,977
Coca-Cola Amatil Ltd.	4,066	27,683
Coca-Cola Bottlers Japan Holdings, Inc.	1,178	47,082
Coca-Cola Co. (The)	36,500	1,600,889
Coca-Cola European Partners plc	1,995	81,077
Coca-Cola HBC AG*	1,761	58,822
Constellation Brands, Inc., Class A	1,600	350,192
Davide Campari-Milano SpA	5,062	41,646
Diageo plc	21,456	770,777
Heineken Holding NV	1,037	99,424
Heineken NV	2,266	227,629
Kirin Holdings Co. Ltd.	7,171	191,913
Molson Coors Brewing Co., Class B	1,700	115,668
Monster Beverage Corp.*	3,870	221,751
PepsiCo, Inc.	13,550	1,475,189
Pernod Ricard SA (x)	1,851	302,408
Remy Cointreau SA	202	26,184
Suntory Beverage & Food Ltd.	1,301	55,582
Treasury Wine Estates Ltd.	6,208	79,894

		6,839,793

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	5,469	117,071
Carrefour SA	4,964	80,404
Casino Guichard Perrachon SA	510	19,803
Colruyt SA	533	30,419
Costco Wholesale Corp.	4,200	877,715
Dairy Farm International Holdings Ltd.	2,900	25,491
FamilyMart UNY Holdings Co. Ltd.	704	74,142
ICA Gruppen AB (x)	730	22,389
J Sainsbury plc	15,273	64,743
Jeronimo Martins SGPS SA	2,151	31,073
Koninklijke Ahold Delhaize NV	10,947	262,134
Kroger Co. (The)	7,670	218,212
Lawson, Inc.	445	27,814
METRO AG	1,588	19,630
Seven & i Holdings Co. Ltd.	6,568	286,592
Sundrug Co. Ltd.	652	26,442
Sysco Corp.	4,500	307,305
Tesco plc	84,803	287,295
Tsuruha Holdings, Inc.	350	43,910
Walgreens Boots Alliance, Inc.	8,100	486,121
Walmart, Inc.	13,770	1,179,400
Wesfarmers Ltd.	9,883	361,015
Wm Morrison Supermarkets plc	19,116	63,575
Woolworths Group Ltd. (x)	11,381	257,055

		5,169,750

Food Products (1.0%)
a2 Milk Co. Ltd.*	6,376	49,490
Ajinomoto Co., Inc.	3,988	75,499
Archer-Daniels-Midland Co.	5,250	240,608
Associated British Foods plc	3,187	115,161
Barry Callebaut AG (Registered)	22	39,544
Calbee, Inc.	736	27,688
Campbell Soup Co. (x)	1,800	72,972
Chocoladefabriken Lindt & Spruengli AG	10	64,930
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	76,139
Conagra Brands, Inc.	3,750	133,988
Danone SA	5,262	386,334
General Mills, Inc.	5,650	250,069
Golden Agri-Resources Ltd.	49,475	11,075
Hershey Co. (The)	1,300	120,978
Hormel Foods Corp. (x)	2,500	93,025
JM Smucker Co. (The)	1,050	112,854
Kellogg Co.	2,400	167,688
Kerry Group plc, Class A	1,404	146,661
Kikkoman Corp.	1,367	69,020
Kraft Heinz Co. (The)	5,650	354,933
Marine Harvest ASA	3,560	70,900
McCormick & Co., Inc. (Non-Voting)	1,200	139,308
Meiji Holdings Co. Ltd.	1,104	93,134
Mondelez International, Inc., Class A	14,050	576,049
Nestle SA (Registered)	27,128	2,106,576
NH Foods Ltd.	788	31,850
Nisshin Seifun Group, Inc.	1,712	36,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Nissin Foods Holdings Co. Ltd.	574	$41,528
Orkla ASA	6,964	61,052
Toyo Suisan Kaisha Ltd.	780	27,793
Tyson Foods, Inc., Class A	2,800	192,780
WH Group Ltd. (m)	75,215	61,260
Wilmar International Ltd.	16,661	37,418
Yakult Honsha Co. Ltd.	1,028	68,710
Yamazaki Baking Co. Ltd.	983	25,748

		6,179,023

Household Products (0.7%)
Church & Dwight Co., Inc.	2,300	122,268
Clorox Co. (The)	1,200	162,300
Colgate-Palmolive Co.	8,300	537,923
Essity AB, Class B	5,375	132,743
Henkel AG & Co. KGaA	933	103,780
Henkel AG & Co. KGaA (Preference) (q)	1,564	199,995
Kimberly-Clark Corp.	3,300	347,622
Lion Corp.	1,917	35,149
Procter & Gamble Co. (The)	23,997	1,873,206
Reckitt Benckiser Group plc	5,828	479,873
Unicharm Corp.	3,614	108,797

		4,103,656

Personal Products (0.5%)
Beiersdorf AG	906	102,883
Coty, Inc., Class A	4,501	63,464
Estee Lauder Cos., Inc. (The), Class A	2,100	299,649
Kao Corp.	4,315	329,330
Kobayashi Pharmaceutical Co. Ltd.	430	37,168
Kose Corp.	284	61,230
L’Oreal SA	2,197	542,636
Pola Orbis Holdings, Inc.	793	34,917
Shiseido Co. Ltd.	3,313	263,269
Unilever NV (CVA)	13,452	750,666
Unilever plc	10,737	594,013

		3,079,225

Tobacco (0.7%)
Altria Group, Inc.	18,000	1,022,220
British American Tobacco plc	19,993	1,010,575
Imperial Brands plc	8,314	309,641
Japan Tobacco, Inc.	9,588	268,029
Philip Morris International, Inc.	14,800	1,194,952
Swedish Match AB	1,660	82,233

		3,887,650

Total Consumer Staples		29,259,097

Energy (3.6%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	3,950	130,469
Halliburton Co.	8,300	373,998
Helmerich & Payne, Inc.	1,000	63,760
John Wood Group plc	5,790	47,972
National Oilwell Varco, Inc.	3,600	156,240
Schlumberger Ltd.	13,150	881,445
TechnipFMC plc	4,058	128,801
Tenaris SA	4,035	74,050

		1,856,735

Oil, Gas & Consumable Fuels (3.3%)
Aker BP ASA	942	34,791
Anadarko Petroleum Corp.	4,900	358,925
Andeavor	1,350	177,093
Apache Corp.	3,550	165,963
BP plc	173,621	1,325,095
Cabot Oil & Gas Corp.	4,300	102,340
Caltex Australia Ltd.	2,229	53,677
Chevron Corp.	18,200	2,301,026
Cimarex Energy Co.	900	91,566
Concho Resources, Inc.*	1,400	193,690
ConocoPhillips	11,150	776,263
Devon Energy Corp.	4,900	215,404
Enagas SA	1,938	56,670
Eni SpA	22,174	411,883
EOG Resources, Inc.	5,500	684,365
EQT Corp.	2,400	132,432
Equinor ASA	10,139	269,399
Exxon Mobil Corp.	40,358	3,338,817
Galp Energia SGPS SA	4,283	81,703
Hess Corp.	2,500	167,225
HollyFrontier Corp.	1,684	115,236
Idemitsu Kosan Co. Ltd.	1,156	41,243
Inpex Corp.	8,922	92,633
JXTG Holdings, Inc.	28,377	197,407
Kinder Morgan, Inc.	18,000	318,060
Koninklijke Vopak NV	622	28,743
Lundin Petroleum AB	1,600	51,036
Marathon Oil Corp.	8,100	168,966
Marathon Petroleum Corp.	4,400	308,704
Neste OYJ	1,158	90,875
Newfield Exploration Co.*	1,850	55,963
Noble Energy, Inc.	4,600	162,288
Occidental Petroleum Corp.	7,300	610,864
Oil Search Ltd.	11,716	77,167
OMV AG	1,345	76,288
ONEOK, Inc.	3,912	273,175
Origin Energy Ltd.*	15,019	111,482
Phillips 66	4,000	449,240
Pioneer Natural Resources Co.	1,600	302,784
Repsol SA	11,532	225,775
Royal Dutch Shell plc, Class A	40,072	1,390,347
Royal Dutch Shell plc, Class B	32,648	1,169,171
Santos Ltd.*	14,878	69,036
Showa Shell Sekiyu KK	1,773	26,471
Snam SpA	19,440	81,182
TOTAL SA	21,001	1,280,449
Valero Energy Corp.	4,100	454,403
Williams Cos., Inc. (The)	7,800	211,458
Woodside Petroleum Ltd.	7,848	205,949

		19,584,722

Total Energy		21,441,457

Financials (9.2%)
Banks (4.6%)
ABN AMRO Group NV (CVA) (m)	3,803	98,682
AIB Group plc	6,364	34,558
Aozora Bank Ltd.	1,069	40,698
Australia & New Zealand Banking Group Ltd.	25,475	532,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Banco Bilbao Vizcaya Argentaria SA	58,121	$412,265
Banco de Sabadell SA	49,047	82,221
Banco Santander SA	140,651	754,246
Bank Hapoalim BM	9,111	61,641
Bank Leumi Le-Israel BM	12,365	73,009
Bank of America Corp.	89,900	2,534,282
Bank of East Asia Ltd. (The) (x)	9,580	38,280
Bank of Ireland Group plc	8,430	65,811
Bank of Kyoto Ltd. (The)	463	21,453
Bank of Queensland Ltd. (x)	3,075	23,189
Bankia SA	10,543	39,485
Bankinter SA	5,760	56,113
Barclays plc	148,737	370,999
BB&T Corp.	7,400	373,256
Bendigo & Adelaide Bank Ltd. (x)	3,819	30,637
BNP Paribas SA	9,798	608,606
BOC Hong Kong Holdings Ltd.	31,661	149,112
CaixaBank SA	30,661	132,697
Chiba Bank Ltd. (The)	5,281	37,348
Citigroup, Inc.	24,250	1,622,810
Citizens Financial Group, Inc.	4,550	176,995
Comerica, Inc.	1,650	150,018
Commerzbank AG*	8,627	82,723
Commonwealth Bank of Australia (x)	15,278	823,903
Concordia Financial Group Ltd.	9,540	48,598
Credit Agricole SA	10,082	134,633
Danske Bank A/S	6,551	205,105
DBS Group Holdings Ltd.	15,731	307,231
DNB ASA	8,624	168,682
Erste Group Bank AG*	2,691	112,346
Fifth Third Bancorp	6,450	185,115
Fukuoka Financial Group, Inc.	6,217	31,277
Hang Seng Bank Ltd.	6,836	170,952
HSBC Holdings plc	174,428	1,636,041
Huntington Bancshares, Inc.	10,450	154,242
ING Groep NV	33,871	487,629
Intesa Sanpaolo SpA	117,506	341,206
Intesa Sanpaolo SpA (RNC)	7,458	22,627
Japan Post Bank Co. Ltd.	3,569	41,584
JPMorgan Chase & Co.	32,450	3,381,291
KBC Group NV	2,208	170,491
KeyCorp	10,050	196,377
Lloyds Banking Group plc	628,345	522,847
M&T Bank Corp.	1,450	246,718
Mebuki Financial Group, Inc.	7,194	24,172
Mediobanca Banca di Credito Finanziario SpA	5,287	49,159
Mitsubishi UFJ Financial Group, Inc.	102,986	587,043
Mizrahi Tefahot Bank Ltd.	1,179	21,648
Mizuho Financial Group, Inc.	210,244	354,157
National Australia Bank Ltd.	23,703	480,810
NatWest Markets plc*	30,659	103,624
Nordea Bank AB	26,476	255,042
Oversea-Chinese Banking Corp. Ltd.	27,520	235,107
People’s United Financial, Inc.	3,300	59,697
PNC Financial Services Group, Inc. (The)	4,500	607,950
Raiffeisen Bank International AG	1,299	39,881

Regions Financial Corp.	10,650	189,357
Resona Holdings, Inc.	17,984	96,259
Seven Bank Ltd.	3,658	11,200
Shinsei Bank Ltd.	1,380	21,264
Shizuoka Bank Ltd. (The)	3,936	35,586
Skandinaviska Enskilda Banken AB, Class A	14,186	134,879
Societe Generale SA	6,690	282,151
Standard Chartered plc	24,426	223,268
Sumitomo Mitsui Financial Group, Inc.	11,713	455,550
Sumitomo Mitsui Trust Holdings, Inc.	2,955	117,250
SunTrust Banks, Inc.	4,450	293,789
Suruga Bank Ltd.	1,315	11,770
SVB Financial Group*	500	144,380
Svenska Handelsbanken AB, Class A	13,047	145,026
Swedbank AB, Class A	7,976	170,798
UniCredit SpA	17,496	292,093
United Overseas Bank Ltd.	11,758	230,931
US Bancorp	14,800	740,296
Wells Fargo & Co.	41,800	2,317,392
Westpac Banking Corp. (x)	29,673	643,413
Yamaguchi Financial Group, Inc.	1,702	19,185
Zions Bancorp	1,850	97,477

		27,484,035

Capital Markets (1.7%)
3i Group plc	8,312	98,794
Affiliated Managers Group, Inc.	550	81,769
Ameriprise Financial, Inc.	1,400	195,832
Amundi SA (m)	542	37,491
ASX Ltd.	1,764	84,058
Bank of New York Mellon Corp. (The)	9,600	517,728
BlackRock, Inc.	1,200	598,847
Cboe Global Markets, Inc.	1,068	111,147
Charles Schwab Corp. (The)	11,400	582,539
CME Group, Inc.	3,300	540,936
Credit Suisse Group AG (Registered)*	22,280	336,349
Daiwa Securities Group, Inc.	13,793	80,143
Deutsche Bank AG (Registered)	17,114	184,308
Deutsche Boerse AG	1,687	224,884
E*TRADE Financial Corp.*	2,450	149,842
Franklin Resources, Inc.	2,950	94,548
Goldman Sachs Group, Inc. (The)	3,350	738,909
Hargreaves Lansdown plc	2,481	64,553
Hong Kong Exchanges & Clearing Ltd.	10,287	309,439
Intercontinental Exchange, Inc.	5,500	404,525
Invesco Ltd.	3,850	102,256
Investec plc	5,249	37,269
Japan Exchange Group, Inc.	4,457	82,888
Jefferies Financial Services, Inc.	2,850	64,809
Julius Baer Group Ltd.*	1,998	117,584
London Stock Exchange Group plc	2,750	162,267
Macquarie Group Ltd.	2,822	258,233
Moody’s Corp.	1,650	281,424
Morgan Stanley	13,000	616,199
MSCI, Inc.	851	140,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Nasdaq, Inc.	1,100	$100,397
Natixis SA	8,041	57,074
Nomura Holdings, Inc.	30,066	146,155
Northern Trust Corp.	2,000	205,780
Partners Group Holding AG	156	114,602
Raymond James Financial, Inc.	1,190	106,327
S&P Global, Inc.	2,400	489,336
SBI Holdings, Inc. (x)	2,028	52,278
Schroders plc	1,080	45,012
Singapore Exchange Ltd.	6,326	33,290
St James’s Place plc	4,520	68,451
State Street Corp.	3,500	325,815
T. Rowe Price Group, Inc.	2,350	272,812
UBS Group AG (Registered)*	33,592	519,840

		9,837,520

Consumer Finance (0.3%)
Acom Co. Ltd.	2,416	9,296
AEON Financial Service Co. Ltd.	953	20,349
American Express Co.	6,850	671,299
Capital One Financial Corp.	4,600	422,740
Credit Saison Co. Ltd.	1,309	20,620
Discover Financial Services	3,350	235,874
Synchrony Financial	6,750	225,315

		1,605,493

Diversified Financial Services (0.7%)
AMP Ltd. (x)	24,934	65,691
Berkshire Hathaway, Inc., Class B*	18,400	3,434,359
Challenger Ltd. (x)	4,544	39,782
Eurazeo SA	423	32,084
EXOR NV	996	67,113
Groupe Bruxelles Lambert SA	737	77,736
Industrivarden AB, Class C	1,557	30,195
Investor AB, Class B	4,011	163,409
Kinnevik AB, Class B	2,145	73,498
L E Lundbergforetagen AB, Class B	772	23,720
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,513	21,608
ORIX Corp.	11,616	183,816
Pargesa Holding SA	374	31,761
Standard Life Aberdeen plc	22,893	98,404
Tokyo Century Corp.	372	21,101
Wendel SA	254	35,001

		4,399,278

Insurance (1.9%)
Admiral Group plc	1,767	44,483
Aegon NV	15,219	91,281
Aflac, Inc.	7,300	314,046
Ageas	1,709	86,237
AIA Group Ltd.	105,247	920,255
Allianz SE (Registered)	3,838	793,407
Allstate Corp. (The)	3,350	305,755
American International Group, Inc.	8,507	451,041
Aon plc	2,300	315,491
Arthur J Gallagher & Co.	1,750	114,240
Assicurazioni Generali SpA	10,210	171,337
Assurant, Inc.	500	51,745

Aviva plc	34,270	227,948
Baloise Holding AG (Registered)	451	65,717
Brighthouse Financial, Inc.*	1,077	43,155
Chubb Ltd.	4,450	565,239
Cincinnati Financial Corp.	1,400	93,604
CNP Assurances	1,583	36,030
Dai-ichi Life Holdings, Inc.	9,482	169,231
Direct Line Insurance Group plc	11,747	53,160
Everest Re Group Ltd.	404	93,114
Gjensidige Forsikring ASA	1,892	31,036
Hannover Rueck SE	556	69,345
Hartford Financial Services Group, Inc. (The)	3,400	173,842
Insurance Australia Group Ltd. (x)	20,227	127,685
Japan Post Holdings Co. Ltd.	13,895	152,234
Legal & General Group plc	50,903	178,697
Lincoln National Corp.	2,050	127,613
Loews Corp.	2,450	118,286
Mapfre SA	8,698	26,257
Marsh & McLennan Cos., Inc.	4,800	393,456
Medibank Pvt Ltd.	23,529	50,845
MetLife, Inc.	9,600	418,560
MS&AD Insurance Group Holdings, Inc.	4,214	131,084
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,352	285,854
NN Group NV	2,734	111,236
Poste Italiane SpA (m)(x)	4,203	35,192
Principal Financial Group, Inc.	2,500	132,375
Progressive Corp. (The)	5,500	325,325
Prudential Financial, Inc.	4,000	374,040
Prudential plc	22,552	516,239
QBE Insurance Group Ltd.	11,620	83,758
RSA Insurance Group plc	8,738	78,348
Sampo OYJ, Class A	3,922	191,449
SCOR SE	1,477	54,884
Sompo Holdings, Inc.	2,897	117,225
Sony Financial Holdings, Inc.	1,453	27,770
Suncorp Group Ltd.	11,073	119,559
Swiss Life Holding AG (Registered)*	299	104,165
Swiss Re AG	2,744	237,464
T&D Holdings, Inc.	4,853	72,960
Tokio Marine Holdings, Inc.	5,869	275,281
Torchmark Corp.	1,000	81,410
Travelers Cos., Inc. (The)	2,600	318,084
Tryg A/S	1,001	23,503
Unum Group	2,100	77,679
Willis Towers Watson plc	1,250	189,500
XL Group Ltd.	2,400	134,280
Zurich Insurance Group AG*	1,320	392,015

		11,365,051

Total Financials		54,691,377

Health Care (7.5%)
Biotechnology (1.1%)
AbbVie, Inc.	14,452	1,338,979
Alexion Pharmaceuticals, Inc.*	2,100	260,715
Amgen, Inc.	6,416	1,184,329
Biogen, Inc.*	2,000	580,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Celgene Corp.*	6,700	$532,114
CSL Ltd.	3,943	562,068
Genmab A/S*	534	82,427
Gilead Sciences, Inc.	12,400	878,416
Grifols SA	2,717	81,798
Incyte Corp.*	1,682	112,694
Regeneron Pharmaceuticals, Inc.*	750	258,743
Shire plc	7,933	446,527
Vertex Pharmaceuticals, Inc.*	2,450	416,402

		6,735,692

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	16,698	1,018,411
ABIOMED, Inc.*	398	162,802
Align Technology, Inc.*	709	242,577
Baxter International, Inc.	4,650	343,356
Becton Dickinson and Co.	2,605	624,054
BioMerieux	366	32,954
Boston Scientific Corp.*	13,100	428,370
Cochlear Ltd.	525	77,771
Coloplast A/S, Class B	1,067	106,667
ConvaTec Group plc (m)	11,889	33,327
Cooper Cos., Inc. (The)	469	110,426
CYBERDYNE, Inc.*	1,053	12,345
Danaher Corp.	5,900	582,212
Dentsply Sirona, Inc.	2,100	91,917
Edwards Lifesciences Corp.*	2,050	298,419
Essilor International Cie Generale d’Optique SA	1,815	256,254
Fisher & Paykel Healthcare Corp. Ltd.	4,875	49,164
Hologic, Inc.*	2,600	103,350
Hoya Corp.	3,381	192,358
IDEXX Laboratories, Inc.*	821	178,929
Intuitive Surgical, Inc.*	1,150	550,252
Koninklijke Philips NV	8,202	348,889
Medtronic plc	12,950	1,108,649
Olympus Corp.	2,626	98,432
ResMed, Inc.	1,402	145,219
Sartorius AG (Preference) (q)	310	46,375
Siemens Healthineers AG (m)*	1,411	58,257
Smith & Nephew plc	7,751	143,007
Sonova Holding AG (Registered)	485	87,102
Straumann Holding AG (Registered)	97	73,952
Stryker Corp.	3,100	523,466
Sysmex Corp.	1,457	136,074
Terumo Corp.	2,649	151,932
Varian Medical Systems, Inc.*	850	96,662
William Demant Holding A/S*	996	40,090
Zimmer Biomet Holdings, Inc.	1,900	211,736

		8,765,757

Health Care Providers & Services (1.3%)
Aetna, Inc.	3,100	568,850
Alfresa Holdings Corp.	1,607	37,811
AmerisourceBergen Corp.	1,500	127,905
Anthem, Inc.	2,450	583,174
Cardinal Health, Inc.	2,950	144,049
Centene Corp.*	2,000	246,420
Cigna Corp.	2,350	399,383
CVS Health Corp.	9,690	623,551

DaVita, Inc.*	1,300	90,272
Envision Healthcare Corp.*	1,108	48,763
Express Scripts Holding Co.*	5,300	409,213
Fresenius Medical Care AG & Co. KGaA	1,893	190,956
Fresenius SE & Co. KGaA	3,627	291,410
HCA Healthcare, Inc.	2,700	277,020
Healthscope Ltd.	13,267	21,698
Henry Schein, Inc.*	1,450	105,328
Humana, Inc.	1,350	401,801
Laboratory Corp. of America Holdings*	950	170,554
McKesson Corp.	1,950	260,130
Mediclinic International plc	2,706	18,806
Medipal Holdings Corp.	1,499	30,165
NMC Health plc	907	42,877
Quest Diagnostics, Inc.	1,250	137,425
Ramsay Health Care Ltd. (x)	1,317	52,611
Ryman Healthcare Ltd.	3,058	24,792
Sonic Healthcare Ltd.	3,431	62,284
Suzuken Co. Ltd.	653	27,662
UnitedHealth Group, Inc.	9,150	2,244,860
Universal Health Services, Inc., Class B	850	94,724

		7,734,494

Health Care Technology (0.0%)
Cerner Corp.*	2,940	175,783
M3, Inc.	1,919	76,524

		252,307

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,000	185,520
Eurofins Scientific SE	108	60,085
Illumina, Inc.*	1,400	391,006
IQVIA Holdings, Inc.*	1,526	152,325
Lonza Group AG (Registered)*	656	174,549
Mettler-Toledo International, Inc.*	247	142,922
PerkinElmer, Inc.	1,000	73,230
QIAGEN NV*	2,012	73,308
Thermo Fisher Scientific, Inc.	3,850	797,488
Waters Corp.*	750	145,193

		2,195,626

Pharmaceuticals (3.2%)
Allergan plc	3,233	539,006
Astellas Pharma, Inc.	17,131	261,340
AstraZeneca plc	11,039	765,295
Bayer AG (Registered)	7,835	863,275
Bristol-Myers Squibb Co.	15,500	857,770
Chugai Pharmaceutical Co. Ltd.	2,005	105,217
Daiichi Sankyo Co. Ltd.	4,996	191,194
Eisai Co. Ltd.	2,198	154,931
Eli Lilly & Co.	9,050	772,237
GlaxoSmithKline plc	43,219	872,572
H Lundbeck A/S	671	47,160
Hisamitsu Pharmaceutical Co., Inc.	529	44,675
Ipsen SA	354	55,540
Johnson & Johnson	25,550	3,100,236
Kyowa Hakko Kirin Co. Ltd.	2,217	44,714
Merck & Co., Inc.	25,600	1,553,920
Merck KGaA	1,154	112,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Tanabe Pharma Corp.	2,202	$38,067
Mylan NV*	4,900	177,086
Nektar Therapeutics*	1,521	74,270
Novartis AG (Registered)	19,389	1,473,901
Novo Nordisk A/S, Class B	15,396	714,303
Ono Pharmaceutical Co. Ltd.	3,279	76,914
Orion OYJ, Class B	911	24,565
Otsuka Holdings Co. Ltd.	3,438	166,567
Perrigo Co. plc	1,250	91,138
Pfizer, Inc.	55,800	2,024,423
Recordati SpA	908	36,116
Roche Holding AG	6,124	1,363,878
Sanofi	9,838	788,707
Santen Pharmaceutical Co. Ltd.	3,125	54,504
Shionogi & Co. Ltd.	2,434	125,113
Sumitomo Dainippon Pharma Co. Ltd.	1,479	31,326
Taisho Pharmaceutical Holdings Co. Ltd.	330	38,659
Takeda Pharmaceutical Co. Ltd.	6,210	262,389
Teva Pharmaceutical Industries Ltd. (ADR)	8,421	204,799
UCB SA	1,145	90,042
Vifor Pharma AG	417	66,805
Zoetis, Inc.	4,650	396,134

		18,661,478

Total Health Care		44,345,354

Industrials (6.6%)
Aerospace & Defense (1.4%)
Airbus SE	5,064	592,911
Arconic, Inc.	4,016	68,312
BAE Systems plc	27,794	237,254
Boeing Co. (The)	5,300	1,778,202
Dassault Aviation SA	22	41,929
Elbit Systems Ltd.	209	24,526
General Dynamics Corp.	2,700	503,307
Harris Corp.	1,100	158,994
Huntington Ingalls Industries, Inc.	427	92,569
L3 Technologies, Inc.	750	144,240
Leonardo SpA	3,458	34,188
Lockheed Martin Corp.	2,450	723,804
Meggitt plc	6,632	43,176
MTU Aero Engines AG	472	90,728
Northrop Grumman Corp.	1,650	507,705
Raytheon Co.	2,800	540,904
Rockwell Collins, Inc.	1,600	215,488
Rolls-Royce Holdings plc*	14,153	184,580
Rolls-Royce plc (Preference) (q)(r)*	1,004,863	1,326
Safran SA	2,908	353,350
Singapore Technologies Engineering Ltd.	13,370	32,284
Textron, Inc.	2,450	161,480
Thales SA	945	121,779
TransDigm Group, Inc.	450	155,313
United Technologies Corp.	7,150	893,965

		7,702,314

Air Freight & Logistics (0.3%)
Bollore SA	7,479	34,796
CH Robinson Worldwide, Inc.	1,300	108,758
Deutsche Post AG (Registered)	8,568	279,860
Expeditors International of Washington, Inc.	1,650	120,615
FedEx Corp.	2,400	544,944
Royal Mail plc	7,689	51,286
SG Holdings Co. Ltd.	837	18,371
United Parcel Service, Inc., Class B	6,550	695,806
Yamato Holdings Co. Ltd.	2,689	79,275

		1,933,711

Airlines (0.2%)
Alaska Air Group, Inc.	1,150	69,449
American Airlines Group, Inc.	3,900	148,044
ANA Holdings, Inc.	992	36,458
Delta Air Lines, Inc.	6,100	302,193
Deutsche Lufthansa AG (Registered)	2,014	48,450
easyJet plc	1,381	30,492
International Consolidated Airlines Group SA	5,253	46,143
Japan Airlines Co. Ltd.	998	35,408
Ryanair Holdings plc (ADR)*	100	11,423
Singapore Airlines Ltd.	4,666	36,609
Southwest Airlines Co.	5,000	254,400
United Continental Holdings, Inc.*	2,200	153,406

		1,172,475

Building Products (0.3%)
Allegion plc	900	69,624
AO Smith Corp.	1,342	79,379
Asahi Glass Co. Ltd.	1,708	66,567
Assa Abloy AB, Class B	8,794	187,431
Cie de Saint-Gobain	4,370	195,303
Daikin Industries Ltd.	2,173	260,450
Fortune Brands Home & Security, Inc.	1,339	71,891
Geberit AG (Registered)	329	141,494
Johnson Controls International plc	8,770	293,356
LIXIL Group Corp.	2,274	45,515
Masco Corp.	2,950	110,389
TOTO Ltd.	1,306	60,632

		1,582,031

Commercial Services & Supplies (0.2%)
Babcock International Group plc	1,948	21,025
Brambles Ltd.	13,593	89,328
Cintas Corp.	800	148,057
Copart, Inc.*	1,931	109,217
Dai Nippon Printing Co. Ltd.	2,217	49,640
Edenred	2,069	65,382
G4S plc	13,256	46,833
ISS A/S	1,428	49,085
Park24 Co. Ltd.	993	27,041
Republic Services, Inc.	2,130	145,607
Secom Co. Ltd.	1,862	143,070
Securitas AB, Class B (x)	2,676	44,054
Societe BIC SA (x)	259	24,015
Sohgo Security Services Co. Ltd.	631	29,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Stericycle, Inc.*	790	$51,579
Toppan Printing Co. Ltd.	3,866	30,309
Waste Management, Inc.	3,780	307,466

		1,381,458

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	1,793	72,657
Bouygues SA	1,954	84,224
CIMIC Group Ltd.	854	26,734
Eiffage SA	684	74,430
Ferrovial SA	4,235	86,920
Fluor Corp.	1,300	63,414
HOCHTIEF AG	169	30,551
Jacobs Engineering Group, Inc.	1,120	71,109
JGC Corp.	1,771	35,719
Kajima Corp.	7,678	59,502
Obayashi Corp.	5,548	57,778
Quanta Services, Inc.*	1,400	46,760
Shimizu Corp.	4,716	48,943
Skanska AB, Class B	2,906	52,820
Taisei Corp.	1,860	102,646
Vinci SA	4,386	421,845

		1,336,052

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	16,064	352,165
AMETEK, Inc.	2,150	155,144
Eaton Corp. plc	4,150	310,171
Emerson Electric Co.	5,950	411,384
Fuji Electric Co. Ltd.	4,812	36,683
Legrand SA	2,340	171,884
Mabuchi Motor Co. Ltd.	456	21,705
Melrose Industries plc	41,702	117,062
Mitsubishi Electric Corp.	15,909	211,876
Nidec Corp.	1,950	292,813
OSRAM Licht AG	934	38,175
Prysmian SpA	1,933	48,149
Rockwell Automation, Inc.	1,200	199,476
Schneider Electric SE	4,683	390,582
Siemens Gamesa Renewable Energy SA (x)	2,063	27,718
Vestas Wind Systems A/S	1,842	114,043

		2,899,030

Industrial Conglomerates (0.9%)
3M Co.	5,680	1,117,369
CK Hutchison Holdings Ltd.	23,639	250,684
DCC plc	815	74,162
General Electric Co.	82,803	1,126,948
Honeywell International, Inc.	7,150	1,029,958
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	82,680
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	593	37,418
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	47,457
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	627	22,873
Keihan Holdings Co. Ltd.	867	31,128
Keppel Corp. Ltd.	12,485	65,518
NWS Holdings Ltd.	11,328	19,608

Roper Technologies, Inc.	1,050	289,706
Seibu Holdings, Inc.	1,922	32,428
Sembcorp Industries Ltd. (x)	7,123	14,377
Siemens AG (Registered)	6,669	881,764
Smiths Group plc	3,592	80,494
Toshiba Corp.*	55,708	167,554

		5,372,126

Machinery (1.1%)
Alfa Laval AB	2,509	59,554
Alstom SA	1,433	65,867
Amada Holdings Co. Ltd.	2,908	27,973
ANDRITZ AG	622	33,021
Atlas Copco AB, Class A	5,862	170,687
Atlas Copco AB, Class B	3,472	90,960
Caterpillar, Inc.	5,700	773,318
CNH Industrial NV	8,738	92,818
Cummins, Inc.	1,500	199,500
Daifuku Co. Ltd.	942	41,308
Deere & Co.	3,100	433,379
Dover Corp.	1,450	106,140
Epiroc AB, Class A*	5,862	61,514
Epiroc AB, Class B*	3,472	31,787
FANUC Corp.	1,690	335,893
Flowserve Corp.	1,200	48,480
Fortive Corp.	2,950	227,475
GEA Group AG	1,563	52,732
Hino Motors Ltd.	2,283	24,394
Hitachi Construction Machinery Co. Ltd.	919	29,882
Hoshizaki Corp.	515	52,144
IHI Corp.	1,322	46,091
Illinois Tool Works, Inc.	2,900	401,765
Ingersoll-Rand plc	2,350	210,866
JTEKT Corp.	1,637	22,297
Kawasaki Heavy Industries Ltd.	1,285	37,895
KION Group AG	667	48,013
Komatsu Ltd.	8,049	230,313
Kone OYJ, Class B	2,991	152,500
Kubota Corp.	8,605	135,470
Kurita Water Industries Ltd.	879	25,088
Makita Corp.	2,027	90,901
MAN SE	348	39,400
Metso OYJ	986	33,047
Minebea Mitsumi, Inc.	3,284	55,586
Mitsubishi Heavy Industries Ltd.	2,739	99,724
Nabtesco Corp.	963	29,660
NGK Insulators Ltd.	2,239	39,900
NSK Ltd.	3,297	34,038
PACCAR, Inc.	3,350	207,566
Parker-Hannifin Corp.	1,250	194,813
Pentair plc	1,450	61,016
Sandvik AB	9,929	176,259
Schindler Holding AG	372	80,238
Schindler Holding AG (Registered)	197	41,537
SKF AB, Class B	3,228	60,078
SMC Corp.	504	184,957
Snap-on, Inc.	550	88,396
Stanley Black & Decker, Inc.	1,450	192,575
Sumitomo Heavy Industries Ltd.	998	33,713
THK Co. Ltd.	1,030	29,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Volvo AB, Class B	13,650	$218,235
Wartsila OYJ Abp	4,022	79,049
Weir Group plc (The)	2,100	55,430
Xylem, Inc.	1,650	111,177
Yangzijiang Shipbuilding Holdings Ltd.	15,514	10,305

		6,516,262

Marine (0.0%)
AP Moller - Maersk A/S, Class A	33	39,181
AP Moller - Maersk A/S, Class B	60	74,748
Kuehne + Nagel International AG (Registered)	495	74,577
Mitsui OSK Lines Ltd.	1,012	24,387
Nippon Yusen KK	1,431	28,422

		241,315

Professional Services (0.4%)
Adecco Group AG (Registered)	1,472	87,342
Bureau Veritas SA	2,266	60,493
Equifax, Inc.	1,120	140,123
Experian plc	8,097	200,309
IHS Markit Ltd.*	3,389	174,839
Intertek Group plc	1,448	109,233
Nielsen Holdings plc	3,130	96,811
Persol Holdings Co. Ltd.	1,517	33,857
Randstad NV	1,101	64,827
Recruit Holdings Co. Ltd.	9,609	266,100
RELX NV	8,483	180,941
RELX plc	9,316	199,483
Robert Half International, Inc.	1,170	76,167
SEEK Ltd.	2,846	45,936
SGS SA (Registered)	48	128,058
Teleperformance	526	92,938
Verisk Analytics, Inc.*	1,450	156,078
Wolters Kluwer NV	2,572	144,953

		2,258,488

Road & Rail (0.6%)
Aurizon Holdings Ltd.	17,210	55,148
Central Japan Railway Co.	1,257	260,676
ComfortDelGro Corp. Ltd.	16,492	28,445
CSX Corp.	8,300	529,373
DSV A/S	1,684	136,094
East Japan Railway Co.	2,690	257,909
Hankyu Hanshin Holdings, Inc.	2,064	83,052
JB Hunt Transport Services, Inc.	800	97,240
Kansas City Southern	1,000	105,960
Keikyu Corp.	2,012	33,002
Keio Corp.	881	42,651
Keisei Electric Railway Co. Ltd.	1,179	40,519
Kintetsu Group Holdings Co. Ltd.	1,548	63,198
Kyushu Railway Co.	1,367	41,856
MTR Corp. Ltd.	12,924	71,493
Nagoya Railroad Co. Ltd.	1,572	40,608
Nippon Express Co. Ltd.	683	49,599
Norfolk Southern Corp.	2,700	407,349
Odakyu Electric Railway Co. Ltd.	2,519	54,105
Tobu Railway Co. Ltd.	1,654	50,644
Tokyu Corp.	4,252	73,277
Union Pacific Corp.	7,400	1,048,431
West Japan Railway Co.	1,478	108,986

		3,679,615

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,239	67,092
Ashtead Group plc	4,425	132,741
Brenntag AG	1,406	78,353
Bunzl plc	3,033	91,864
Fastenal Co.	2,650	127,545
Ferguson plc	2,085	169,228
ITOCHU Corp.	12,321	223,406
Marubeni Corp.	13,465	102,780
MISUMI Group, Inc.	2,596	75,736
Mitsubishi Corp.	11,781	327,524
Mitsui & Co. Ltd.	14,877	248,252
Rexel SA	2,592	37,277
Sumitomo Corp.	9,811	161,279
Toyota Tsusho Corp.	1,961	65,712
Travis Perkins plc	2,146	40,288
United Rentals, Inc.*	800	118,096
WW Grainger, Inc.	500	154,200

		2,221,373

Transportation Infrastructure (0.1%)
Aena SME SA (m)	604	109,682
Aeroports de Paris	278	62,884
Atlantia SpA	4,319	127,708
Auckland International Airport Ltd.	8,188	37,600
Fraport AG Frankfurt Airport Services Worldwide	410	39,558
Getlink	3,994	54,781
Japan Airport Terminal Co. Ltd.	475	22,267
Kamigumi Co. Ltd.	1,081	22,486
SATS Ltd.	4,955	18,183
Sydney Airport	9,426	49,946
Transurban Group	18,981	168,142

		713,237

Total Industrials		39,009,487

Information Technology (11.0%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	44,850	1,929,895
F5 Networks, Inc.*	590	101,746
Juniper Networks, Inc.	3,250	89,115
Motorola Solutions, Inc.	1,500	174,555
Nokia OYJ	49,028	282,267
Telefonaktiebolaget LM Ericsson, Class B	26,249	202,976

		2,780,554

Electronic Equipment, Instruments & Components (0.5%)
Alps Electric Co. Ltd.	1,694	43,545
Amphenol Corp., Class A	2,850	248,378
Corning, Inc.	7,900	217,329
FLIR Systems, Inc.	1,250	64,963
Hamamatsu Photonics KK	1,336	57,439
Hexagon AB, Class B	2,298	128,155
Hirose Electric Co. Ltd.	287	35,591
Hitachi High-Technologies Corp.	612	24,985
Hitachi Ltd.	42,131	297,427
Ingenico Group SA	570	51,255
IPG Photonics Corp.*	353	77,882
Keyence Corp.	848	479,165

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Kyocera Corp.	2,828	$159,568
Murata Manufacturing Co. Ltd.	1,571	264,210
Nippon Electric Glass Co. Ltd.	790	21,977
Omron Corp.	1,742	81,345
Shimadzu Corp.	1,936	58,579
TDK Corp.	1,164	119,013
TE Connectivity Ltd.	3,300	297,198
Venture Corp. Ltd.	2,400	31,425
Yaskawa Electric Corp.	2,165	76,557
Yokogawa Electric Corp.	1,951	34,750

		2,870,736

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	1,600	117,168
Alphabet, Inc., Class A*	2,890	3,263,360
Alphabet, Inc., Class C*	2,920	3,257,698
Auto Trader Group plc (m)	8,214	46,169
Delivery Hero AG (m)*	802	42,689
DeNA Co. Ltd.	1,048	19,660
eBay, Inc.*	8,790	318,725
Facebook, Inc., Class A*	22,940	4,457,702
Kakaku.com, Inc.	1,312	29,649
Twitter, Inc.*	6,231	272,108
United Internet AG (Registered)	1,130	64,740
VeriSign, Inc.*	900	123,678
Yahoo Japan Corp.	12,167	40,441

		12,053,787

IT Services (1.9%)
Accenture plc, Class A	6,170	1,009,350
Alliance Data Systems Corp.	450	104,940
Amadeus IT Group SA	3,825	301,958
Atos SE	846	115,542
Automatic Data Processing, Inc.	4,250	570,095
Broadridge Financial Solutions, Inc.	1,124	129,372
Capgemini SE	1,411	189,823
Cognizant Technology Solutions Corp., Class A	5,610	443,134
Computershare Ltd.	3,948	53,847
DXC Technology Co.	2,658	214,261
Fidelity National Information Services, Inc.	3,200	339,296
Fiserv, Inc.*	3,840	284,506
FleetCor Technologies, Inc.*	856	180,316
Fujitsu Ltd.	16,801	101,946
Gartner, Inc.*	862	114,560
Global Payments, Inc.	1,520	169,465
International Business Machines Corp.	8,200	1,145,540
Mastercard, Inc., Class A	8,750	1,719,550
Nomura Research Institute Ltd.	985	47,775
NTT Data Corp.	5,392	62,143
Obic Co. Ltd.	613	50,772
Otsuka Corp.	894	35,085
Paychex, Inc.	2,980	203,683
PayPal Holdings, Inc.*	10,650	886,826
Total System Services, Inc.	1,550	131,006
Visa, Inc., Class A	17,000	2,251,649
Western Union Co. (The)	4,330	88,029
Wirecard AG	1,036	166,898

		11,111,367

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc. (x)*	7,772	116,502
Analog Devices, Inc.	3,506	336,296
Applied Materials, Inc.	9,550	441,115
ASM Pacific Technology Ltd.	2,649	33,494
ASML Holding NV	3,573	708,082
Broadcom, Inc.	3,900	946,295
Disco Corp.	272	46,457
Infineon Technologies AG	9,905	252,509
Intel Corp.	44,450	2,209,609
KLA-Tencor Corp.	1,450	148,669
Lam Research Corp.	1,550	267,918
Microchip Technology, Inc.	2,250	204,638
Micron Technology, Inc.*	11,000	576,840
NVIDIA Corp.	5,800	1,374,019
NXP Semiconductors NV*	2,897	316,555
Qorvo, Inc.*	1,150	92,196
QUALCOMM, Inc.	14,100	791,292
Renesas Electronics Corp.*	7,266	71,272
Rohm Co. Ltd.	862	72,408
Skyworks Solutions, Inc.	1,700	164,305
STMicroelectronics NV	5,953	132,851
SUMCO Corp.	2,005	40,511
Texas Instruments, Inc.	9,350	1,030,837
Tokyo Electron Ltd.	1,369	235,184
Xilinx, Inc.	2,400	156,624

		10,766,478

Software (2.5%)
Activision Blizzard, Inc.	7,211	550,344
Adobe Systems, Inc.*	4,700	1,145,907
ANSYS, Inc.*	793	138,125
Autodesk, Inc.*	2,050	268,735
CA, Inc.	2,950	105,168
Cadence Design Systems, Inc.*	2,684	116,244
Check Point Software Technologies Ltd.*	1,169	114,188
Citrix Systems, Inc.*	1,240	130,002
Dassault Systemes SE	1,144	160,316
Electronic Arts, Inc.*	2,900	408,958
Intuit, Inc.	2,370	484,203
Konami Holdings Corp.	905	46,102
LINE Corp.*	624	26,011
Micro Focus International plc	3,719	64,959
Microsoft Corp.	73,300	7,228,112
Nexon Co. Ltd.*	3,839	55,791
Nice Ltd.*	568	58,628
Nintendo Co. Ltd.	988	323,042
Oracle Corp.	28,350	1,249,100
Oracle Corp. Japan	344	28,119
Red Hat, Inc.*	1,660	223,054
Sage Group plc (The)	9,238	76,638
salesforce.com, Inc.*	6,750	920,700
SAP SE	8,567	989,949
Symantec Corp.	5,830	120,390
Synopsys, Inc.*	1,399	119,712
Take-Two Interactive Software, Inc.*	1,081	127,947
Temenos Group AG (Registered)*	525	79,521
Trend Micro, Inc.	1,109	63,306
Ubisoft Entertainment SA*	682	74,849

		15,498,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	46,871	$8,676,290
Brother Industries Ltd.	2,017	39,861
Canon, Inc.	8,720	285,980
FUJIFILM Holdings Corp.	3,365	131,482
Hewlett Packard Enterprise Co.	14,530	212,283
HP, Inc.	15,650	355,099
Konica Minolta, Inc.	3,534	32,845
NEC Corp.	2,226	61,121
NetApp, Inc.	2,500	196,325
Ricoh Co. Ltd.	5,493	50,408
Seagate Technology plc	2,650	149,646
Seiko Epson Corp.	2,390	41,576
Western Digital Corp.	2,850	220,619
Xerox Corp.	1,950	46,800

		10,500,335

Total Information Technology		65,581,377

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	3,735	469,758
Air Products & Chemicals, Inc.	2,150	334,820
Air Water, Inc.	1,355	24,893
Akzo Nobel NV	2,210	189,227
Albemarle Corp.	1,014	95,651
Arkema SA	624	73,891
Asahi Kasei Corp.	11,154	141,849
BASF SE	8,006	765,809
CF Industries Holdings, Inc.	2,150	95,460
Chr Hansen Holding A/S	897	82,868
Clariant AG (Registered)*	1,707	41,059
Covestro AG (m)	1,677	149,661
Croda International plc	1,203	76,239
Daicel Corp.	2,040	22,590
DowDuPont, Inc.	22,155	1,460,457
Eastman Chemical Co.	1,350	134,946
Ecolab, Inc.	2,450	343,809
EMS-Chemie Holding AG (Registered)	78	50,133
Evonik Industries AG	1,536	52,610
FMC Corp.	1,250	111,513
Frutarom Industries Ltd.	336	32,927
FUCHS PETROLUB SE (Preference) (q)	596	29,399
Givaudan SA (Registered)	82	186,473
Hitachi Chemical Co. Ltd.	987	19,925
Incitec Pivot Ltd.	14,414	38,722
International Flavors & Fragrances, Inc.	750	92,970
Israel Chemicals Ltd.	6,007	27,422
Johnson Matthey plc	1,757	83,917
JSR Corp.	1,643	27,988
K+S AG (Registered)	1,636	40,408
Kaneka Corp.	2,085	18,700
Kansai Paint Co. Ltd.	1,502	31,230
Koninklijke DSM NV	1,600	160,914
Kuraray Co. Ltd.	2,704	37,270
LANXESS AG	782	61,003
Linde AG	1,116	233,089
LyondellBasell Industries NV, Class A	3,050	335,043

Mitsubishi Chemical Holdings Corp.	11,160	93,481
Mitsubishi Gas Chemical Co., Inc.	1,541	34,936
Mitsui Chemicals, Inc.	1,573	41,913
Mosaic Co. (The)	3,250	91,163
Nippon Paint Holdings Co. Ltd.	1,270	54,716
Nissan Chemical Corp.	1,141	53,281
Nitto Denko Corp.	1,474	111,607
Novozymes A/S, Class B	2,030	102,996
Orica Ltd. (x)	3,222	42,324
PPG Industries, Inc.	2,400	248,952
Praxair, Inc.	2,800	442,819
Sherwin-Williams Co. (The)	800	326,056
Shin-Etsu Chemical Co. Ltd.	3,202	285,538
Sika AG (Registered)	1,140	158,170
Solvay SA	671	84,746
Sumitomo Chemical Co. Ltd.	12,600	71,470
Symrise AG	1,115	97,787
Taiyo Nippon Sanso Corp.	1,291	18,517
Teijin Ltd.	1,635	30,008
Toray Industries, Inc.	11,937	94,232
Tosoh Corp.	2,213	34,320
Umicore SA	1,877	107,735
Yara International ASA	1,637	67,937

		8,869,347

Construction Materials (0.2%)
Boral Ltd.	10,016	48,403
CRH plc	7,313	259,193
Fletcher Building Ltd.	6,489	30,545
HeidelbergCement AG	1,328	111,784
Imerys SA	314	25,393
James Hardie Industries plc (CHDI)	3,770	63,277
LafargeHolcim Ltd. (Registered)*	4,232	206,750
Martin Marietta Materials, Inc.	600	133,998
Taiheiyo Cement Corp.	1,032	33,976
Vulcan Materials Co.	1,250	161,325

		1,074,644

Containers & Packaging (0.2%)
Amcor Ltd. (x)	9,895	105,521
Avery Dennison Corp.	850	86,785
Ball Corp.	3,250	115,538
International Paper Co.	3,950	205,715
Packaging Corp. of America	899	100,499
Sealed Air Corp.	1,450	61,553
Smurfit Kappa Group plc	1,964	79,587
Toyo Seikan Group Holdings Ltd.	1,241	21,813
WestRock Co.	2,350	133,997

		911,008

Metals & Mining (0.8%)
Alumina Ltd.	20,913	43,335
Anglo American plc	9,183	205,397
Antofagasta plc	3,369	44,018
ArcelorMittal	5,829	170,926
BHP Billiton Ltd.	27,995	702,536
BHP Billiton plc	18,410	414,500
BlueScope Steel Ltd.	4,776	61,005
Boliden AB*	2,477	80,366
Fortescue Metals Group Ltd. (x)	13,301	43,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Freeport-McMoRan, Inc.	12,850	$221,791
Fresnillo plc	1,925	29,051
Glencore plc*	100,587	480,554
Hitachi Metals Ltd.	1,990	20,670
JFE Holdings, Inc.	4,218	79,853
Kobe Steel Ltd.	2,776	25,424
Maruichi Steel Tube Ltd.	583	19,773
Mitsubishi Materials Corp.	983	27,036
Newcrest Mining Ltd.	6,557	105,785
Newmont Mining Corp.	5,050	190,436
Nippon Steel & Sumitomo Metal Corp.	6,734	132,320
Norsk Hydro ASA	11,490	68,833
Nucor Corp.	2,950	184,375
Randgold Resources Ltd.	868	66,671
Rio Tinto Ltd.	3,605	222,608
Rio Tinto plc	10,475	580,761
South32 Ltd.	44,331	118,434
Sumitomo Metal Mining Co. Ltd.	2,112	80,844
thyssenkrupp AG	3,909	95,042
voestalpine AG	1,076	49,571

		4,565,128

Paper & Forest Products (0.1%)
Mondi plc	3,318	89,812
Oji Holdings Corp.	7,367	45,713
Stora Enso OYJ, Class R	4,950	96,883
UPM-Kymmene OYJ	4,694	167,848

		400,256

Total Materials		15,820,383

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	953	120,240
American Tower Corp. (REIT)	4,200	605,513
Apartment Investment & Management Co. (REIT), Class A	1,450	61,335
Ascendas REIT (REIT)	21,276	41,225
AvalonBay Communities, Inc. (REIT)	1,300	223,457
Boston Properties, Inc. (REIT)	1,450	181,859
British Land Co. plc (The) (REIT)	8,151	72,310
CapitaLand Commercial Trust (REIT)	18,215	22,192
CapitaLand Mall Trust (REIT)	21,435	32,565
Covivio (REIT)	290	30,175
Crown Castle International Corp. (REIT)	4,000	431,279
Daiwa House REIT Investment Corp. (REIT)	17	40,368
Dexus (REIT)	8,692	62,460
Digital Realty Trust, Inc. (REIT)	2,000	223,160
Duke Realty Corp. (REIT)	3,387	98,325
Equinix, Inc. (REIT)	750	322,418
Equity Residential (REIT)	3,500	222,915
Essex Property Trust, Inc. (REIT)	650	155,396
Extra Space Storage, Inc. (REIT)	1,150	114,782
Federal Realty Investment Trust (REIT)	700	88,585

Gecina SA (REIT)	418	69,951
GGP, Inc. (REIT)	6,000	122,580
Goodman Group (REIT)	14,126	100,567
GPT Group (The) (REIT)	15,392	57,638
Hammerson plc (REIT)	6,777	46,741
HCP, Inc. (REIT)	4,450	114,899
Host Hotels & Resorts, Inc. (REIT)	7,000	147,490
Icade (REIT)	296	27,757
Iron Mountain, Inc. (REIT)	2,660	93,127
Japan Prime Realty Investment Corp. (REIT)	8	29,084
Japan Real Estate Investment Corp. (REIT)	12	63,514
Japan Retail Fund Investment Corp. (REIT)	23	41,465
Kimco Realty Corp. (REIT)	4,050	68,810
Klepierre SA (REIT)	1,880	70,804
Land Securities Group plc (REIT)	6,334	79,990
Link REIT (REIT)	18,890	172,513
Macerich Co. (The) (REIT)	1,000	56,830
Mid-America Apartment Communities, Inc. (REIT)	1,082	108,925
Mirvac Group (REIT)	31,703	50,912
Nippon Building Fund, Inc. (REIT)	12	69,259
Nippon Prologis REIT, Inc. (REIT)	17	35,285
Nomura Real Estate Master Fund, Inc. (REIT)	37	52,234
Prologis, Inc. (REIT)	5,050	331,734
Public Storage (REIT)	1,500	340,289
Realty Income Corp. (REIT)	2,650	142,544
Regency Centers Corp. (REIT)	1,369	84,988
SBA Communications Corp. (REIT)*	1,150	189,888
Scentre Group (REIT)	45,487	147,779
Segro plc (REIT)	8,569	75,702
Simon Property Group, Inc. (REIT)	3,000	510,569
SL Green Realty Corp. (REIT)	800	80,424
Stockland (REIT)	20,799	61,107
Suntec REIT (REIT)	17,991	22,844
UDR, Inc. (REIT)	2,550	95,727
Unibail-Rodamco-Westfield (REIT)	1,164	256,300
United Urban Investment Corp. (REIT)	27	41,921
Ventas, Inc. (REIT)	3,400	193,630
Vicinity Centres (REIT)	28,115	53,889
Vornado Realty Trust (REIT)	1,600	118,272
Welltower, Inc. (REIT)	3,550	222,550
Weyerhaeuser Co. (REIT)	7,200	262,512

		8,063,603

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	807	14,505
Azrieli Group Ltd.	414	20,529
CapitaLand Ltd.	21,942	50,889
CBRE Group, Inc., Class A*	2,800	133,672
City Developments Ltd.	3,506	28,125
CK Asset Holdings Ltd.	22,116	175,618
Daito Trust Construction Co. Ltd.	637	103,621
Daiwa House Industry Co. Ltd.	4,976	169,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Wohnen SE	3,138	$151,713
Hang Lung Group Ltd.	6,302	17,672
Hang Lung Properties Ltd.	17,369	35,820
Henderson Land Development Co. Ltd.	11,350	60,037
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	49,680
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	23,187
Hulic Co. Ltd.	2,662	28,444
Hysan Development Co. Ltd.	4,708	26,284
Kerry Properties Ltd.	4,971	23,792
LendLease Group	5,091	74,636
Mitsubishi Estate Co. Ltd.	10,305	180,290
Mitsui Fudosan Co. Ltd.	7,824	188,966
New World Development Co. Ltd.	50,476	71,028
Nomura Real Estate Holdings, Inc.	1,126	24,998
Sino Land Co. Ltd.	27,000	43,913
Sumitomo Realty & Development Co. Ltd.	3,185	117,631
Sun Hung Kai Properties Ltd.	13,939	210,356
Swire Pacific Ltd., Class A	4,257	45,090
Swire Properties Ltd.	9,996	36,949
Swiss Prime Site AG (Registered)*	665	61,208
Tokyo Tatemono Co. Ltd.	1,837	25,237
Tokyu Fudosan Holdings Corp.	4,455	31,466
UOL Group Ltd.	4,385	24,524
Vonovia SE	4,253	202,440
Wharf Holdings Ltd. (The)	10,422	33,475
Wharf Real Estate Investment Co. Ltd.	10,415	74,141
Wheelock & Co. Ltd.	6,997	48,739

		2,608,384

Total Real Estate		10,671,987

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	69,218	2,222,589
Bezeq The Israeli Telecommunication Corp. Ltd.	14,606	16,434
BT Group plc	72,021	207,018
CenturyLink, Inc.	9,350	174,284
Deutsche Telekom AG (Registered)*	29,053	450,225
Elisa OYJ	1,328	61,522
HKT Trust & HKT Ltd.	32,415	41,399
Iliad SA (x)	256	40,464
Koninklijke KPN NV	28,725	78,160
Nippon Telegraph & Telephone Corp.	6,031	274,327
Orange SA	17,390	291,319
PCCW Ltd.	31,094	17,518
Proximus SADP	1,300	29,315
Singapore Telecommunications Ltd.	69,785	157,753
Spark New Zealand Ltd.	15,677	39,605
Swisscom AG (Registered)	234	104,725
Telecom Italia SpA*	97,413	72,510
Telecom Italia SpA (RNC)	51,497	33,653

Telefonica Deutschland Holding AG	5,342	21,061
Telefonica SA	40,732	346,239
Telenor ASA	6,659	136,666
Telia Co. AB	24,046	109,964
Telstra Corp. Ltd.	35,563	68,954
TPG Telecom Ltd. (x)	2,569	9,829
Verizon Communications, Inc.	39,350	1,979,698

		6,985,231

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	527	30,008
KDDI Corp.	15,786	432,167
Millicom International Cellular SA (SDR)	645	38,095
NTT DOCOMO, Inc.	11,897	303,295
SoftBank Group Corp.	7,196	518,211
Tele2 AB, Class B	3,152	37,056
Vodafone Group plc	232,511	564,064

		1,922,896

Total Telecommunication Services		8,908,127

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	2,142	90,649
American Electric Power Co., Inc.	4,700	325,475
AusNet Services	12,928	15,356
Chubu Electric Power Co., Inc.	5,172	77,593
Chugoku Electric Power Co., Inc. (The)	2,461	31,831
CK Infrastructure Holdings Ltd.	5,668	42,010
CLP Holdings Ltd.	14,065	151,485
Duke Energy Corp.	6,650	525,882
Edison International	3,050	192,974
EDP – Energias de Portugal SA	22,310	88,582
Electricite de France SA	4,934	67,875
Endesa SA	2,714	59,886
Enel SpA	70,894	393,832
Entergy Corp.	1,750	141,383
Evergy, Inc.	2,570	144,306
Eversource Energy	2,950	172,900
Exelon Corp.	9,150	389,790
FirstEnergy Corp.	4,200	150,822
Fortum OYJ (x)	4,008	95,670
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	19,376	18,473
Iberdrola SA	50,508	390,705
Kansai Electric Power Co., Inc. (The)	6,015	87,795
Kyushu Electric Power Co., Inc.	3,207	35,802
NextEra Energy, Inc.	4,500	751,635
Orsted A/S (m)	1,701	102,914
PG&E Corp.	4,850	206,416
Pinnacle West Capital Corp.	1,050	84,588
Power Assets Holdings Ltd.	11,892	83,139
PPL Corp.	6,650	189,858
Red Electrica Corp. SA	3,699	75,335
Southern Co. (The)	9,600	444,576
SSE plc	8,959	160,210
Terna Rete Elettrica Nazionale SpA	12,021	65,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Tohoku Electric Power Co., Inc.	3,867	$47,257
Tokyo Electric Power Co. Holdings, Inc.*	12,357	57,591
Xcel Energy, Inc.	4,800	219,264

		6,178,884

Gas Utilities (0.1%)
APA Group	10,284	74,965
Gas Natural SDG SA (x)	3,198	84,701
Hong Kong & China Gas Co. Ltd.	78,936	151,120
Osaka Gas Co. Ltd.	3,204	66,343
Toho Gas Co. Ltd.	714	24,732
Tokyo Gas Co. Ltd.	3,513	93,302

		495,163

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,250	83,813
Electric Power Development Co. Ltd.	1,271	32,833
Meridian Energy Ltd.	9,393	19,849
NRG Energy, Inc.	2,800	85,959
Uniper SE	1,720	51,300

		273,754

Multi-Utilities (0.6%)
AGL Energy Ltd.	5,603	93,213
Ameren Corp.	2,250	136,913
CenterPoint Energy, Inc.	4,100	113,611
Centrica plc	47,842	99,539
CMS Energy Corp.	2,600	122,928
Consolidated Edison, Inc.	2,900	226,142
Dominion Energy, Inc.	6,200	422,715
DTE Energy Co.	1,700	176,171
E.ON SE	19,281	206,115
Engie SA	15,921	244,120
Innogy SE (m)	1,307	56,000
National Grid plc	29,376	325,039
NiSource, Inc.	3,200	84,096
Public Service Enterprise Group, Inc.	4,800	259,872
RWE AG	4,650	106,026
SCANA Corp.	1,300	50,076
Sempra Energy	2,550	296,081
Suez	3,145	40,786
Veolia Environnement SA	4,665	99,858
WEC Energy Group, Inc.	2,950	190,718

		3,350,019

Water Utilities (0.0%)
American Water Works Co., Inc.	1,650	140,878
Severn Trent plc	2,019	52,745
United Utilities Group plc	5,826	58,681

		252,304

Total Utilities		10,550,124

Total Common Stocks (58.0%) (Cost $297,517,485)		344,361,622

EXCHANGE TRADED FUNDS (ETF):
iShares Russell 2000 ETF	143,503	23,501,486
SPDR S&P MidCap 400 ETF Trust	66,355	23,557,352

Total Exchange Traded Funds (7.9%) (Cost $40,495,318)		47,058,838

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.6%)
FHLMC
3.750%, 3/27/19	$1,645,000	1,662,747
2.375%, 1/13/22	1,380,000	1,363,018
2.750%, 6/19/23	701,000	698,425

Total U.S. Government Agency Securities		3,724,190

U.S. Treasury Obligations (11.1%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	3,800,047
U.S. Treasury Notes
3.125%, 5/15/19#	1,598,600	1,609,028
3.625%, 8/15/19#	4,048,100	4,101,579
1.500%, 11/30/19	1,395,000	1,376,200
3.625%, 2/15/20	1,588,200	1,616,118
1.500%, 5/31/20	2,100,000	2,059,501
1.625%, 7/31/20	2,780,000	2,727,875
1.375%, 8/31/20	2,815,000	2,745,219
3.625%, 2/15/21	3,671,000	3,764,725
1.375%, 5/31/21#	3,561,700	3,437,319
1.250%, 10/31/21	3,597,500	3,437,046
1.875%, 11/30/21	3,500,000	3,410,477
1.750%, 4/30/22	1,965,900	1,898,491
1.750%, 5/31/22	603,000	581,919
1.875%, 7/31/22	1,055,000	1,021,347
2.000%, 7/31/22	2,453,000	2,386,328
1.875%, 8/31/22	605,500	585,717
1.875%, 10/31/22	748,000	722,556
1.625%, 11/15/22	1,435,000	1,370,739
2.000%, 11/30/22	898,000	871,593
2.125%, 12/31/22	895,000	872,443
2.000%, 2/15/23	751,000	727,537
1.750%, 5/15/23	2,762,000	2,638,616
1.625%, 5/31/23	157,000	149,049
2.125%, 11/30/23	713,000	690,201
2.250%, 12/31/23	2,646,000	2,575,943
2.250%, 11/15/24	2,105,000	2,036,735
2.000%, 2/15/25	2,855,000	2,715,350
2.125%, 5/15/25	2,135,000	2,043,012
1.625%, 2/15/26	2,980,000	2,734,220
2.000%, 11/15/26	725,000	679,478
2.250%, 2/15/27	404,000	385,558
2.375%, 5/15/27	1,502,800	1,447,056
2.250%, 8/15/27	1,152,500	1,096,829
2.250%, 11/15/27	769,000	730,911
2.750%, 2/15/28	502,000	497,615
2.875%, 5/15/28	324,000	324,658

Total U.S. Treasury Obligations		65,869,035

Total Long-Term Debt Securities (11.7%) (Cost $70,979,613)		69,593,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/6/18*	11,532	$6,546

Total Energy		6,546

Financials (0.0%)
Banks (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18*	124,964	—

Total Financials		—

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/18 (x)*	1,793	1,847

Total Industrials		1,847

Total Rights (0.0%) (Cost $8,366)		8,393

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (12.6%)
JPMorgan Prime Money Market Fund, IM Shares	74,986,367	75,001,365

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $800,339, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $843,430. (xx)	$800,000	800,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $800,146, collateralized by various Common Stocks; total market value $889,756. (xx)	800,000	800,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,134,895, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,157,469. (xx)	1,134,697	1,134,697

Total Repurchase Agreements		2,734,697

U.S. Treasury Obligations (6.7%)
U.S. Treasury Bills
1.83%, 9/6/18 (p)	6,000,000	5,979,293
1.86%, 9/27/18 (p)	33,850,000	33,695,401

Total U.S. Treasury Obligations		39,674,694

Total Short-Term Investments (19.8%) (Cost $117,408,487)		117,410,756

Total Investments in Securities (97.4%) (Cost $526,409,269)		578,432,834
Other Assets Less Liabilities (2.6%)		15,630,602

Net Assets (100%)		$594,063,436

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,246,500.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $937,442 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $2,792,761. This was secured by cash collateral of $2,734,697 which was subsequently invested in joint repurchase agreements with a total value of $2,734,697, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $183,657 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/12/18 - 2/15/48.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corp.
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.4
Finland	0.2
France	2.2
Germany	2.0
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	5.1
Jersey	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.6
Sweden	0.5
Switzerland	1.8
United Arab Emirates	0.0	#
United Kingdom	3.1
United States	76.4
Cash and Other	2.6

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	325	9/2018	EUR	12,870,032	(331,186)
FTSE 100 Index	151	9/2018	GBP	15,148,440	(154,536)
MSCI EAFE E-Mini Index	7	9/2018	USD	684,390	(12,177)
TOPIX Index	229	9/2018	JPY	35,793,208	(1,109,882)
U.S. Treasury 10 Year Note	447	9/2018	USD	53,723,812	(133,724)
U.S. Treasury 2 Year Note	145	9/2018	USD	30,715,078	15,702
U.S. Treasury 5 Year Note	20	9/2018	USD	2,272,344	9,147

					(1,716,656)

Short Contracts
S&P 500 E-Mini Index	(214)	9/2018	USD	(29,121,120)	535,563
SPI 200 Index	(136)	9/2018	AUD	(15,469,413)	(147,615)

					387,948

					(1,328,708)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	898,107	AUD	1,183,279	BNP Paribas	9/14/2018	22,222
USD	1,675,260	AUD	2,258,447	Morgan Stanley	9/14/2018	3,515
USD	2,988,779	AUD	3,959,503	UBS AG	9/14/2018	57,880
USD	4,433,020	CHF	4,346,186	Barclays Bank plc	9/14/2018	15,880
USD	740,015	CHF	724,832	Morgan Stanley	9/14/2018	3,350
USD	9,721,603	EUR	8,196,000	JPMorgan Chase Bank	9/14/2018	96,344
USD	10,080,803	GBP	7,535,008	Barclays Bank plc	9/14/2018	103,319

Total unrealized appreciation						302,510

EUR	1,328,098	USD	1,572,483	Bank of America	9/14/2018	(12,785)
EUR	5,735,434	USD	6,831,732	Morgan Stanley	9/14/2018	(96,124)
GBP	3,009,000	USD	4,087,548	Credit Suisse	9/14/2018	(103,179)
JPY	141,043,210	USD	1,284,198	Citibank NA	9/14/2018	(3,630)
JPY	95,162,525	USD	868,249	Goldman Sachs Bank USA	9/14/2018	(4,244)
NOK	69,643,948	USD	8,673,413	UBS AG	9/14/2018	(96,709)
NZD	18,134	USD	12,753	JPMorgan Chase Bank	9/14/2018	(470)
SEK	34,964,851	USD	4,065,061	Credit Suisse	9/14/2018	(138,971)
USD	3,172,218	EUR	2,715,924	JPMorgan Chase Bank	9/14/2018	(17,322)

Total unrealized depreciation						(473,434)

Net unrealized depreciation						(170,924)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,583,396	$15,499,456	$—	$44,082,852
Consumer Staples	15,112,450	14,146,647	—	29,259,097
Energy	13,870,963	7,570,494	—	21,441,457
Financials	30,395,467	24,295,910	—	54,691,377
Health Care	31,171,587	13,173,767	—	44,345,354
Industrials	21,247,232	17,760,929	1,326	39,009,487
Information Technology	57,478,739	8,102,638	—	65,581,377
Materials	5,709,671	10,110,712	—	15,820,383
Real Estate	6,318,404	4,353,583	—	10,671,987
Telecommunication Services	4,376,571	4,531,556	—	8,908,127
Utilities	6,420,491	4,129,633	—	10,550,124
Exchange Traded Funds	47,058,838	—	—	47,058,838
Forward Currency Contracts	—	302,510	—	302,510
Futures	560,412	—	—	560,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Energy	$—	$6,546	$—	$6,546
Financials	—	— (a)	—	— (a)
Industrials	—	1,847	—	1,847
Short-Term Investments
Investment Company	75,001,365	—	—	75,001,365
Repurchase Agreements	—	2,734,697	—	2,734,697
U.S. Treasury Obligations	—	39,674,694	—	39,674,694
U.S. Government Agency Securities	—	3,724,190	—	3,724,190
U.S. Treasury Obligations	—	65,869,035	—	65,869,035

Total Assets	$343,305,586	$235,988,844	$1,326	$579,295,756

Liabilities:
Forward Currency Contracts	$—	$(473,434)	$—	$(473,434)
Futures	(1,889,120)	—	—	(1,889,120)

Total Liabilities	$(1,889,120)	$(473,434)	$—	$(2,362,554)

Total	$341,416,466	$235,515,410	$1,326	$576,933,202

(a)	Value is Zero

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$24,849	*
Foreign exchange contracts	Receivables	302,510
Equity contracts	Receivables, Net assets – Unrealized appreciation	535,563	*

Total		$862,922

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(133,724	)*
Foreign exchange contracts	Payables	(473,434)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,755,396	)*

Total		$(2,362,554)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(1,033,017)	$—	$(1,033,017)
Foreign exchange contracts	—	878,502	878,502
Equity contracts	(1,597,144)	—	(1,597,144)

Total	$(2,630,161)	$878,502	$(1,751,659)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Interest rate contracts	$58,988	$—	$58,988
Foreign exchange contracts	—	181,747	181,747
Equity contracts	(1,894,084)	—	(1,894,084)

Total	$(1,835,096)	$181,747	$(1,653,349)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $98,395,000 and futures contracts with an average notional balance of approximately $159,234,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$119,199	$—	$—	$119,199
BNP Paribas	22,222	—	—	22,222
JPMorgan Chase Bank	96,344	(17,792)	—	78,552
Morgan Stanley	6,865	(6,865)	—	—
UBS AG	57,880	(57,880)	—	—

Total	$302,510	$(82,537)	$—	$219,973

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$12,785	$—	$—	$12,785
Citibank NA	3,630	—	—	3630
Credit Suisse	242,150	—	—	242,150
Goldman Sachs Bank USA	4,244	—	—	4,244
JPMorgan Chase Bank	17,792	(17,792)	—	—
Morgan Stanley	96,124	(6,865)	—	89,259
UBS AG	96,709	(57,880)		38,829

Total	$473,434	$(82,537)	$—	$390,897

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,835,695
six months
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,965,814

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,810,487
Aggregate gross unrealized depreciation	(15,271,085)

Net unrealized appreciation	$50,539,402

Federal income tax cost of investments in securities and derivative instruments, if applicable	$526,393,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $523,674,572)	$575,698,137
Repurchase Agreements (Cost $2,734,697)	2,734,697
Cash	18,752,277
Foreign cash (Cost $328,380)	326,826
Receivable for securities sold	2,473,193
Dividends, interest and other receivables	1,180,871
Receivable from Separate Accounts for Portfolio shares sold	829,242
Due from broker for futures variation margin	431,186
Unrealized appreciation on forward foreign currency contracts	302,510
Securities lending income receivable	7,953
Other assets	6,426

Total assets	602,743,318

LIABILITIES
Payable for securities purchased	4,861,569
Payable for return of collateral on securities loaned	2,734,697
Unrealized depreciation on forward foreign currency contracts	473,434
Investment management fees payable	386,957
Distribution fees payable – Class IB	122,346
Administrative fees payable	59,520
Payable to Separate Accounts for Portfolio shares redeemed	7,248
Accrued expenses	34,111

Total liabilities	8,679,882

NET ASSETS	$594,063,436

Net assets were comprised of:
Paid in capital	$540,733,620
Accumulated undistributed net investment income (loss)	3,019,308
Accumulated undistributed net realized gain (loss)	(218,563)
Net unrealized appreciation (depreciation)	50,529,071

Net assets	$594,063,436

Class IB
Net asset value, offering and redemption price per share, $594,063,436 / 53,528,817 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.10

(x)	Includes value of securities on loan of $2,792,761.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $263,303 foreign withholding tax)	$5,297,103
Interest	1,076,418
Securities lending (net)	54,575

Total income	6,428,096

EXPENSES
Investment management fees	2,126,242
Distribution fees – Class IB	708,747
Administrative fees	342,800
Recoupment fees	46,726
Professional fees	32,780
Printing and mailing expenses	21,242
Custodian fees	11,804
Trustees’ fees	6,041
Miscellaneous	6,983

Total expenses	3,303,365

NET INVESTMENT INCOME (LOSS)	3,124,731

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	170,317
Futures contracts	(2,630,161)
Forward foreign currency contracts	878,502
Foreign currency transactions	(84,103)

Net realized gain (loss)	(1,665,445)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,538,622)
Futures contracts	(1,835,096)
Forward foreign currency contracts	181,747
Foreign currency translations	(2,534)

Net change in unrealized appreciation (depreciation)	(3,194,505)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,859,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,735,219)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,124,731	$2,990,804
Net realized gain (loss)	(1,665,445)	10,051,796
Net change in unrealized appreciation (depreciation)	(3,194,505)	45,107,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,735,219)	58,150,109

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(4,680,144)
Distributions from net realized capital gains
Class IB	—	(7,039,952)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,720,096)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,207,197 and 13,819,316 shares, respectively ]	69,406,703	147,988,009
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,062,924 shares, respectively ]	—	11,720,096
Capital shares repurchased [ (721,146) and (996,419) shares, respectively ]	(8,032,282)	(10,605,320)

Total Class IB transactions	61,374,421	149,102,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	61,374,421	149,102,785

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,639,202	195,532,798
NET ASSETS:
Beginning of period	534,424,234	338,891,436

End of period (a)	$594,063,436	$534,424,234

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,019,308	$(105,423)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,				May 1, 2015* to December 31, 2015
			2017		2016
Net asset value, beginning of period	$11.12		$9.92		$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.07		0.01		0.04
Net realized and unrealized gain (loss)	(0.08)		1.38		0.38		(0.43)

Total from investment operations	(0.02)		1.45		0.39		(0.39)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.03)		(0.01)
Distributions from net realized gains	—		(0.15)		(0.04)		—	#

Total dividends and distributions	—		(0.25)		(0.07)		(0.01)

Net asset value, end of period	$11.10		$11.12		$9.92		$9.60

Total return (b)	(0.18)%		14.70%		4.06%		(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$594,063		$534,424		$338,891		$147,530
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.18	%(j)	1.16	%(j)	1.12%
Before waivers (a)(f)	1.17%		1.18%		1.19%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%		0.70%		0.10%		0.65	%(l)
Before waivers (a)(f)	1.10%		0.70%		0.07%		0.46	%(l)
Portfolio turnover rate (z)^	3%		11%		79%		13%

Class K	January 1, 2016 to February 21, 2016‡		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.05
Net realized and unrealized gain (loss)	(0.48)		(0.42)

Total from investment operations	(0.49)		(0.37)

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.03)

Net asset value, end of period	$9.11		$9.60

Total return (b)	(5.10)%		(3.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,539
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89%		0.92%
Before waivers (a)(f)	0.98%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.80)%		0.70	%(l)
Before waivers (a)(f)	(0.89)%		0.23	%(l)
Portfolio turnover rate (z)^	79%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	26.8%
Information Technology	11.9
Financials	9.7
Exchange Traded Funds	8.0
Health Care	7.9
Consumer Discretionary	7.8
Industrials	6.8
Consumer Staples	5.1
Energy	3.8
Materials	2.7
Real Estate	1.9
Utilities	1.9
Telecommunication Services	1.6
U.S. Government Agency Securities	1.0
Repurchase Agreements	0.9
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$996.93	$5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.32	5.52

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	6,260	$285,535
Aptiv plc	12,783	1,171,306
BorgWarner, Inc.	9,560	412,610
Bridgestone Corp.	23,529	920,843
Cie Generale des Etablissements Michelin SCA	6,587	802,307
Continental AG	4,249	970,316
Denso Corp.	16,867	824,497
Faurecia SA	2,933	209,346
Goodyear Tire & Rubber Co. (The)	11,600	270,164
Koito Manufacturing Co. Ltd.	4,037	266,909
Minth Group Ltd.	28,714	121,325
NGK Spark Plug Co. Ltd.	6,157	175,732
NOK Corp.	3,009	58,269
Nokian Renkaat OYJ	4,507	178,109
Pirelli & C SpA (m)*	15,448	129,023
Schaeffler AG (Preference) (q)	6,411	83,477
Stanley Electric Co. Ltd.	5,098	174,054
Sumitomo Electric Industries Ltd.	29,129	434,113
Sumitomo Rubber Industries Ltd.	6,604	104,982
Toyoda Gosei Co. Ltd.	2,511	63,708
Toyota Industries Corp.	5,663	317,637
Valeo SA	9,256	506,085
Yokohama Rubber Co. Ltd. (The)	4,584	95,353

		8,575,700

Automobiles (0.9%)
Bayerische Motoren Werke AG	12,787	1,159,222
Bayerische Motoren Werke AG (Preference) (q)	2,129	169,811
Daimler AG (Registered)	35,120	2,261,054
Ferrari NV	4,744	645,415
Fiat Chrysler Automobiles NV*	41,635	794,181
Ford Motor Co.	188,490	2,086,584
General Motors Co.	60,950	2,401,430
Harley-Davidson, Inc.	8,100	340,848
Honda Motor Co. Ltd.	62,962	1,849,933
Isuzu Motors Ltd.	21,298	283,069
Mazda Motor Corp.	21,961	269,764
Mitsubishi Motors Corp.	25,900	206,564
Nissan Motor Co. Ltd.	89,652	872,916
Peugeot SA	22,714	518,837
Porsche Automobil Holding SE (Preference) (q)	5,914	376,812
Renault SA	7,424	631,418
Subaru Corp.	23,765	692,247
Suzuki Motor Corp.	13,275	733,563
Toyota Motor Corp.	88,212	5,712,686
Volkswagen AG	1,254	207,216
Volkswagen AG (Preference) (q)	7,168	1,190,494
Yamaha Motor Co. Ltd.	10,811	272,045

		23,676,109

Distributors (0.0%)
Genuine Parts Co.	7,035	645,743
Jardine Cycle & Carriage Ltd.	3,817	89,143
LKQ Corp.*	14,896	475,182

		1,210,068

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,771	98,361
H&R Block, Inc.	10,070	229,395

		327,756

Hotels, Restaurants & Leisure (1.0%)
Accor SA	7,264	356,451
Aristocrat Leisure Ltd.	22,195	507,545
Carnival Corp.	19,555	1,120,697
Carnival plc	7,025	403,021
Chipotle Mexican Grill, Inc.*	1,211	522,389
Compass Group plc	61,154	1,306,259
Crown Resorts Ltd.	14,632	146,184
Darden Restaurants, Inc.	5,965	638,613
Domino’s Pizza Enterprises Ltd.	2,369	91,551
Flight Centre Travel Group Ltd.	2,147	101,133
Galaxy Entertainment Group Ltd.	91,627	709,486
Genting Singapore Ltd.	228,382	204,496
GVC Holdings plc	20,631	286,164
Hilton Worldwide Holdings, Inc.	9,730	770,227
InterContinental Hotels Group plc	6,971	434,239
Marriott International, Inc., Class A	14,530	1,839,497
McDonald’s Corp.	38,545	6,039,615
McDonald’s Holdings Co. Japan Ltd. (x)	2,568	131,050
Melco Resorts & Entertainment Ltd. (ADR)	9,517	266,476
Merlin Entertainments plc	27,564	140,672
MGM China Holdings Ltd.	36,695	85,124
MGM Resorts International	24,570	713,267
Norwegian Cruise Line Holdings Ltd.*	9,903	467,917
Oriental Land Co. Ltd.	7,726	811,225
Paddy Power Betfair plc	3,268	362,555
Royal Caribbean Cruises Ltd.	8,266	856,358
Sands China Ltd.	93,551	500,212
Shangri-La Asia Ltd.	48,447	91,144
SJM Holdings Ltd.	76,481	95,143
Sodexo SA	3,496	349,555
Starbucks Corp.	67,830	3,313,495
Tabcorp Holdings Ltd.	73,762	243,461
TUI AG	17,014	373,302
Whitbread plc	7,084	370,131
Wynn Macau Ltd.	60,201	193,749
Wynn Resorts Ltd.	3,895	651,789
Yum! Brands, Inc.	16,080	1,257,778

		26,751,970

Household Durables (0.4%)
Barratt Developments plc	39,105	265,992
Berkeley Group Holdings plc	4,952	247,365
Casio Computer Co. Ltd.	7,503	122,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
DR Horton, Inc.	16,435	$673,835
Electrolux AB	9,292	211,636
Garmin Ltd.	5,330	325,130
Husqvarna AB, Class B	16,122	153,035
Iida Group Holdings Co. Ltd.	5,686	109,750
Leggett & Platt, Inc.	6,355	283,687
Lennar Corp., Class A	13,125	689,063
Mohawk Industries, Inc.*	3,100	664,237
Newell Brands, Inc.	23,347	602,119
Nikon Corp.	12,386	197,232
Panasonic Corp.	85,264	1,150,176
Persimmon plc	11,930	398,811
PulteGroup, Inc.	12,685	364,694
Rinnai Corp.	1,296	114,365
SEB SA	872	152,341
Sekisui Chemical Co. Ltd.	14,498	247,231
Sekisui House Ltd.	24,007	424,999
Sharp Corp. (x)	6,736	164,270
Sony Corp.	48,887	2,500,979
Taylor Wimpey plc	126,525	298,730
Techtronic Industries Co. Ltd.	53,152	296,395
Whirlpool Corp.	3,465	506,687

		11,164,878

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	19,442	33,047,511
Booking Holdings, Inc.*	2,379	4,822,447
Expedia Group, Inc.	5,927	712,366
Netflix, Inc.*	21,046	8,238,036
Rakuten, Inc.	33,242	225,006
Start Today Co. Ltd.	7,824	283,732
TripAdvisor, Inc.*	5,207	290,082
Zalando SE (m)*	4,300	240,381

		47,859,561

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,717	318,536
Hasbro, Inc.	5,425	500,781
Mattel, Inc. (x)	16,610	272,736
Sankyo Co. Ltd.	1,731	67,777
Sega Sammy Holdings, Inc.	6,684	114,585
Shimano, Inc.	2,865	420,764
Yamaha Corp.	5,333	277,452

		1,972,631

Media (1.2%)
Axel Springer SE	1,876	135,720
CBS Corp. (Non-Voting), Class B	16,645	935,782
Charter Communications, Inc., Class A*	8,970	2,630,094
Comcast Corp., Class A	223,904	7,346,290
CyberAgent, Inc.	3,907	235,023
Dentsu, Inc.	8,354	396,139
Discovery, Inc., Class A (x)*	7,455	205,013
Discovery, Inc., Class C*	14,753	376,201
DISH Network Corp., Class A*	10,990	369,374
Eutelsat Communications SA	6,743	139,890
Hakuhodo DY Holdings, Inc.	9,009	144,678
Informa plc	48,374	533,077
Interpublic Group of Cos., Inc. (The)	18,535	434,460
ITV plc	139,915	321,296
JCDecaux SA	2,874	96,190
News Corp., Class A	18,436	285,758
News Corp., Class B	5,820	92,247
Omnicom Group, Inc.	11,130	848,885
Pearson plc	30,149	352,134
ProSiebenSat.1 Media SE	8,999	228,361
Publicis Groupe SA	8,017	551,811
REA Group Ltd.	2,035	136,850
RTL Group SA	1,495	101,435
Schibsted ASA, Class B	3,786	106,918
SES SA (FDR)	14,069	257,783
Singapore Press Holdings Ltd.	61,817	117,963
Sky plc	39,833	768,305
Telenet Group Holding NV*	2,045	95,526
Toho Co. Ltd./Tokyo	4,380	146,969
Twenty-First Century Fox, Inc., Class A	50,830	2,525,743
Twenty-First Century Fox, Inc., Class B	21,182	1,043,637
Viacom, Inc., Class B	17,000	512,720
Vivendi SA	40,043	982,007
Walt Disney Co. (The)	72,657	7,615,180
WPP plc	49,045	772,195

		31,841,654

Multiline Retail (0.3%)
Dollar General Corp.	12,410	1,223,626
Dollar Tree, Inc.*	11,444	972,740
Don Quijote Holdings Co. Ltd.	4,583	220,219
Harvey Norman Holdings Ltd. (x)	21,504	52,835
Isetan Mitsukoshi Holdings Ltd.	12,980	162,257
J Front Retailing Co. Ltd.	8,882	135,338
Kohl’s Corp.	8,050	586,845
Macy’s, Inc.	14,660	548,724
Marks & Spencer Group plc	62,748	244,377
Marui Group Co. Ltd.	7,671	161,714
Next plc	5,542	442,500
Nordstrom, Inc.	5,630	291,521
Ryohin Keikaku Co. Ltd.	922	324,780
Takashimaya Co. Ltd.	10,985	94,059
Target Corp.	26,200	1,994,344

		7,455,879

Specialty Retail (1.1%)
ABC-Mart, Inc.	1,275	69,787
Advance Auto Parts, Inc.	3,566	483,906
AutoZone, Inc.*	1,405	942,657
Best Buy Co., Inc.	12,235	912,486
CarMax, Inc.*	8,710	634,698
Dufry AG (Registered) (x)*	1,249	159,420
Fast Retailing Co. Ltd.	2,254	1,036,455
Foot Locker, Inc.	5,766	303,580
Gap, Inc. (The)	10,445	338,314
Hennes & Mauritz AB, Class B (x)	33,847	504,488
Hikari Tsushin, Inc.	830	145,961
Home Depot, Inc. (The)	56,485	11,020,223
Industria de Diseno Textil SA	42,128	1,439,507
Kingfisher plc	83,449	327,091
L Brands, Inc.	11,855	437,212
Lowe’s Cos., Inc.	40,115	3,833,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nitori Holdings Co. Ltd.	3,094	$482,900
O’Reilly Automotive, Inc.*	4,065	1,112,062
Ross Stores, Inc.	18,480	1,566,180
Shimamura Co. Ltd.	856	75,383
Tiffany & Co.	4,900	644,840
TJX Cos., Inc. (The)	30,520	2,904,894
Tractor Supply Co.	6,004	459,246
Ulta Beauty, Inc.*	2,842	663,493
USS Co. Ltd.	8,469	161,249
Yamada Denki Co. Ltd.	24,262	120,746

		30,780,569

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	7,272	1,587,625
Asics Corp. (x)	6,179	104,532
Burberry Group plc	16,154	460,496
Cie Financiere Richemont SA (Registered)	20,160	1,712,470
Hanesbrands, Inc. (x)	17,400	383,148
Hermes International	1,224	748,713
HUGO BOSS AG	2,447	222,207
Kering SA	2,927	1,653,018
Li & Fung Ltd.	228,977	84,054
Luxottica Group SpA	6,557	423,140
LVMH Moet Hennessy Louis Vuitton SE	10,769	3,586,686
Michael Kors Holdings Ltd.*	7,263	483,716
Moncler SpA	6,910	314,710
NIKE, Inc., Class B	62,670	4,993,545
Pandora A/S	4,346	303,677
Puma SE	321	187,807
PVH Corp.	3,752	561,749
Ralph Lauren Corp.	2,679	336,804
Swatch Group AG (The)	1,192	567,052
Swatch Group AG (The) (Registered)	2,156	186,906
Tapestry, Inc.	13,750	642,263
Under Armour, Inc., Class A (x)*	8,892	199,892
Under Armour, Inc., Class C*	8,850	186,558
VF Corp.	15,920	1,297,798
Yue Yuen Industrial Holdings Ltd.	28,650	80,886

		21,309,452

Total Consumer Discretionary		212,926,227

Consumer Staples (5.1%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	29,427	2,972,560
Asahi Group Holdings Ltd.	14,008	717,639
Brown-Forman Corp., Class B	12,580	616,546
Carlsberg A/S, Class B	4,132	486,777
Coca-Cola Amatil Ltd.	19,573	133,262
Coca-Cola Bottlers Japan Holdings, Inc.	5,178	206,952
Coca-Cola Co. (The)	185,430	8,132,959
Coca-Cola European Partners plc	8,419	342,148
Coca-Cola HBC AG*	7,803	260,643
Constellation Brands, Inc., Class A	8,350	1,827,565
Davide Campari-Milano SpA	22,431	184,543
Diageo plc	95,012	3,413,173
Heineken Holding NV	4,450	426,650
Heineken NV	10,011	1,005,647
Kirin Holdings Co. Ltd.	31,769	850,215
Molson Coors Brewing Co., Class B	8,905	605,896
Monster Beverage Corp.*	19,940	1,142,562
PepsiCo, Inc.	68,700	7,479,368
Pernod Ricard SA	8,201	1,339,840
Remy Cointreau SA	873	113,163
Suntory Beverage & Food Ltd.	5,371	229,462
Treasury Wine Estates Ltd.	27,755	357,192

		32,844,762

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	23,572	504,590
Carrefour SA	22,439	363,453
Casino Guichard Perrachon SA (x)	2,144	83,250
Colruyt SA	2,321	132,460
Costco Wholesale Corp.	21,225	4,435,601
Dairy Farm International Holdings Ltd.	13,060	114,797
FamilyMart UNY Holdings Co. Ltd.	2,937	309,311
ICA Gruppen AB (x)	3,108	95,321
J Sainsbury plc	67,671	286,860
Jeronimo Martins SGPS SA	9,722	140,441
Koninklijke Ahold Delhaize NV	48,152	1,153,035
Kroger Co. (The)	42,560	1,210,832
Lawson, Inc.	1,937	121,068
METRO AG	6,954	85,960
Seven & i Holdings Co. Ltd.	29,100	1,269,766
Sundrug Co. Ltd.	2,854	115,743
Sysco Corp.	23,200	1,584,328
Tesco plc	375,734	1,272,911
Tsuruha Holdings, Inc.	1,421	178,275
Walgreens Boots Alliance, Inc.	41,155	2,469,917
Walmart, Inc.	70,101	6,004,150
Wesfarmers Ltd.	43,789	1,599,563
Wm Morrison Supermarkets plc	86,433	287,456
Woolworths Group Ltd.	50,390	1,138,125

		24,957,213

Food Products (1.1%)
a2 Milk Co. Ltd.*	28,252	219,288
Ajinomoto Co., Inc.	17,669	334,501
Archer-Daniels-Midland Co.	26,975	1,236,264
Associated British Foods plc	13,759	497,178
Barry Callebaut AG (Registered)	85	152,782
Calbee, Inc.	3,102	116,694
Campbell Soup Co. (x)	9,290	376,617
Chocoladefabriken Lindt & Spruengli AG	41	266,212
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	304,554
Conagra Brands, Inc.	19,315	690,125
Danone SA	23,313	1,711,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	27,485	$1,216,486
Golden Agri-Resources Ltd.	247,893	55,492
Hershey Co. (The)	6,775	630,482
Hormel Foods Corp. (x)	13,040	485,218
JM Smucker Co. (The)	5,460	586,841
Kellogg Co.	11,930	833,549
Kerry Group plc (London Stock Exchange), Class A	1,182	123,471
Kerry Group plc (Turquoise Stock Exchange), Class A	4,942	517,106
Kikkoman Corp.	5,688	287,187
Kraft Heinz Co. (The)	28,785	1,808,274
Marine Harvest ASA	16,091	320,463
McCormick & Co., Inc. (Non-Voting)	5,850	679,127
Meiji Holdings Co. Ltd.	4,718	398,014
Mondelez International, Inc., Class A	71,805	2,944,005
Nestle SA (Registered)	120,192	9,333,298
NH Foods Ltd.	3,527	142,558
Nisshin Seifun Group, Inc.	7,641	161,840
Nissin Foods Holdings Co. Ltd.	2,269	164,157
Orkla ASA	31,481	275,988
Toyo Suisan Kaisha Ltd.	3,426	122,075
Tyson Foods, Inc., Class A	14,380	990,063
WH Group Ltd. (m)	340,033	276,946
Wilmar International Ltd.	74,190	166,621
Yakult Honsha Co. Ltd.	4,294	287,004
Yamazaki Baking Co. Ltd.	4,680	122,585

		28,834,696

Household Products (0.7%)
Church & Dwight Co., Inc.	11,780	626,225
Clorox Co. (The)	6,245	844,636
Colgate-Palmolive Co.	42,210	2,735,629
Essity AB, Class B	23,418	578,342
Henkel AG & Co. KGaA	4,014	446,489
Henkel AG & Co. KGaA (Preference) (q)	6,881	879,902
Kimberly-Clark Corp.	16,920	1,782,353
Lion Corp.	8,664	158,858
Procter & Gamble Co. (The)	121,730	9,502,243
Reckitt Benckiser Group plc	25,822	2,126,163
Unicharm Corp.	15,585	469,176

		20,150,016

Personal Products (0.5%)
Beiersdorf AG	3,893	442,077
Coty, Inc., Class A	22,776	321,142
Estee Lauder Cos., Inc. (The), Class A	10,840	1,546,760
Kao Corp.	19,117	1,459,049
Kobayashi Pharmaceutical Co. Ltd.	1,902	164,405
Kose Corp.	1,171	252,466
L’Oreal SA	9,731	2,403,457
Pola Orbis Holdings, Inc.	3,540	155,873
Shiseido Co. Ltd.	14,676	1,166,233
Unilever NV (CVA)	59,601	3,325,933
Unilever plc	47,571	2,631,814

		13,869,209

Tobacco (0.7%)
Altria Group, Inc.	91,795	5,213,038
British American Tobacco plc	88,581	4,477,453
Imperial Brands plc	36,834	1,371,821
Japan Tobacco, Inc.	42,482	1,187,570
Philip Morris International, Inc.	75,055	6,059,941
Swedish Match AB	7,022	347,856

		18,657,679

Total Consumer Staples		139,313,575

Energy (3.8%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	20,405	673,977
Halliburton Co.	42,115	1,897,702
Helmerich & Payne, Inc.	5,230	333,465
John Wood Group plc	26,173	216,854
National Oilwell Varco, Inc.	18,360	796,824
Schlumberger Ltd.	66,843	4,480,486
TechnipFMC plc	21,126	670,539
Tenaris SA	18,237	334,685

		9,404,532

Oil, Gas & Consumable Fuels (3.5%)
Aker BP ASA	4,173	154,124
Anadarko Petroleum Corp.	26,405	1,934,166
Andeavor	6,855	899,239
Apache Corp.	18,385	859,499
BP plc	769,255	5,871,042
Cabot Oil & Gas Corp.	22,240	529,312
Caltex Australia Ltd.	10,073	242,570
Chevron Corp.	92,280	11,666,960
Cimarex Energy Co.	4,641	472,175
Concho Resources, Inc.*	7,203	996,535
ConocoPhillips	56,670	3,945,365
Devon Energy Corp.	25,410	1,117,024
Enagas SA	8,759	256,128
Eni SpA	98,247	1,824,941
EOG Resources, Inc.	27,910	3,472,841
EQT Corp.	11,785	650,296
Equinor ASA	44,920	1,193,550
Exxon Mobil Corp.	204,714	16,935,989
Galp Energia SGPS SA	19,359	369,293
Hess Corp.	12,870	860,874
HollyFrontier Corp.	8,627	590,346
Idemitsu Kosan Co. Ltd.	5,222	186,306
Inpex Corp.	39,533	410,452
JXTG Holdings, Inc.	125,730	874,653
Kinder Morgan, Inc.	91,623	1,618,978
Koninklijke Vopak NV	2,716	125,506
Lundin Petroleum AB	7,231	230,652
Marathon Oil Corp.	41,020	855,677
Marathon Petroleum Corp.	22,860	1,603,858
Neste OYJ	4,952	388,614
Newfield Exploration Co.*	9,555	289,039
Noble Energy, Inc.	23,700	836,136
Occidental Petroleum Corp.	36,905	3,088,210
Oil Search Ltd.	52,959	348,812
OMV AG	5,688	322,624
ONEOK, Inc.	19,747	1,378,933
Origin Energy Ltd.*	67,914	504,105
Phillips 66	20,260	2,275,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pioneer Natural Resources Co.	8,280	$1,566,907
Repsol SA	51,094	1,000,327
Royal Dutch Shell plc, Class A	177,541	6,160,003
Royal Dutch Shell plc, Class B	144,651	5,180,157
Santos Ltd.*	68,381	317,296
Showa Shell Sekiyu KK	7,277	108,647
Snam SpA	87,877	366,979
TOTAL SA	93,046	5,673,093
Valero Energy Corp.	20,885	2,314,685
Williams Cos., Inc. (The)	39,900	1,081,689
Woodside Petroleum Ltd.	34,773	912,519

		94,862,527

Total Energy		104,267,059

Financials (9.7%)
Banks (4.8%)
ABN AMRO Group NV (CVA) (m)	16,847	437,155
AIB Group plc	33,841	183,766
Aozora Bank Ltd.	4,913	187,041
Australia & New Zealand Banking Group Ltd.	113,539	2,372,853
Banco Bilbao Vizcaya Argentaria SA	259,441	1,840,271
Banco de Sabadell SA	225,131	377,404
Banco Espirito Santo SA (Registered) (r)*	26,714	—
Banco Santander SA	625,618	3,354,900
Bank Hapoalim BM	43,142	291,878
Bank Leumi Le-Israel BM	58,061	342,819
Bank of America Corp.	462,244	13,030,658
Bank of East Asia Ltd. (The)	51,374	205,284
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	190,917
Bank of Ireland Group plc (Turquoise Stock Exchange)	14,495	113,156
Bank of Kyoto Ltd. (The)	2,310	107,034
Bank of Queensland Ltd.	16,938	127,731
Bankia SA	51,128	191,481
Bankinter SA	27,422	267,139
Barclays plc	664,029	1,656,306
BB&T Corp.	37,515	1,892,257
Bendigo & Adelaide Bank Ltd. (x)	20,395	163,612
BNP Paribas SA	43,624	2,709,717
BOC Hong Kong Holdings Ltd.	145,634	685,885
CaixaBank SA	141,710	613,302
Chiba Bank Ltd. (The)	25,147	177,845
Citigroup, Inc.	124,130	8,306,780
Citizens Financial Group, Inc.	23,508	914,461
Comerica, Inc.	8,370	761,000
Commerzbank AG*	39,959	383,159
Commonwealth Bank of Australia	67,951	3,664,424
Concordia Financial Group Ltd.	44,680	227,607
Credit Agricole SA	44,929	599,973
Danske Bank A/S	29,344	918,732
DBS Group Holdings Ltd.	69,954	1,366,221
DNB ASA	38,482	752,691
Erste Group Bank AG*	11,944	498,648
Fifth Third Bancorp	33,475	960,733
Fukuoka Financial Group, Inc.	30,775	154,827
Hang Seng Bank Ltd.	30,084	752,330
HSBC Holdings plc	774,227	7,261,833
Huntington Bancshares, Inc.	53,205	785,306
ING Groep NV	150,976	2,173,547
Intesa Sanpaolo SpA	525,094	1,524,734
Intesa Sanpaolo SpA (RNC)	40,307	122,289
Japan Post Bank Co. Ltd.	16,733	194,965
JPMorgan Chase & Co.	165,780	17,274,277
KBC Group NV	9,872	762,266
KeyCorp	51,200	1,000,448
Lloyds Banking Group plc	2,799,994	2,329,882
M&T Bank Corp.	7,290	1,240,394
Mebuki Financial Group, Inc.	35,619	119,679
Mediobanca Banca di Credito Finanziario SpA	25,300	235,240
Mitsubishi UFJ Financial Group, Inc.	458,521	2,613,671
Mizrahi Tefahot Bank Ltd.	6,102	112,040
Mizuho Financial Group, Inc.	939,276	1,582,215
National Australia Bank Ltd.	105,689	2,143,877
NatWest Markets plc*	142,272	480,862
Nordea Bank AB	118,699	1,143,423
Oversea-Chinese Banking Corp. Ltd.	122,919	1,050,112
People’s United Financial, Inc.	16,760	303,188
PNC Financial Services Group, Inc. (The)	22,800	3,080,280
Raiffeisen Bank International AG	6,136	188,384
Regions Financial Corp.	54,160	962,965
Resona Holdings, Inc.	83,159	445,107
Seven Bank Ltd.	27,257	83,459
Shinsei Bank Ltd.	7,235	111,484
Shizuoka Bank Ltd. (The)	18,850	170,427
Skandinaviska Enskilda Banken AB, Class A	64,338	611,720
Societe Generale SA	29,951	1,263,186
Standard Chartered plc	109,573	1,001,562
Sumitomo Mitsui Financial Group, Inc.	52,223	2,031,091
Sumitomo Mitsui Trust Holdings, Inc.	13,139	521,335
SunTrust Banks, Inc.	22,570	1,490,071
Suruga Bank Ltd.	7,458	66,756
SVB Financial Group*	2,560	739,226
Svenska Handelsbanken AB, Class A	60,190	669,050
Swedbank AB, Class A	35,619	762,746
UniCredit SpA	78,306	1,307,308
United Overseas Bank Ltd.	52,289	1,026,975
US Bancorp	75,745	3,788,765
Wells Fargo & Co.	212,080	11,757,715
Westpac Banking Corp.	132,114	2,864,689
Yamaguchi Financial Group, Inc.	8,781	98,981
Zions Bancorp	9,420	496,340

		131,775,867

Capital Markets (1.8%)
3i Group plc	38,636	459,215
Affiliated Managers Group, Inc.	2,676	397,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	7,130	$997,344
Amundi SA (m)	2,517	174,421
ASX Ltd.	7,773	370,398
Bank of New York Mellon Corp. (The)	48,760	2,629,627
BlackRock, Inc.	5,975	2,981,764
Cboe Global Markets, Inc.	5,488	571,136
Charles Schwab Corp. (The)	57,810	2,954,091
CME Group, Inc.	16,480	2,701,402
Credit Suisse Group AG (Registered)*	99,582	1,503,333
Daiwa Securities Group, Inc.	64,667	375,742
Deutsche Bank AG (Registered)	77,061	829,905
Deutsche Boerse AG	7,555	1,007,115
E*TRADE Financial Corp.*	12,775	781,319
Franklin Resources, Inc.	15,635	501,102
Goldman Sachs Group, Inc. (The)	17,070	3,765,129
Hargreaves Lansdown plc	11,518	299,685
Hong Kong Exchanges & Clearing Ltd.	45,906	1,380,878
Intercontinental Exchange, Inc.	28,100	2,066,755
Invesco Ltd.	19,590	520,310
Investec plc	27,700	196,677
Japan Exchange Group, Inc.	20,396	379,311
Jefferies Financial Services, Inc.	15,095	343,260
Julius Baer Group Ltd.*	8,873	522,184
London Stock Exchange Group plc	12,279	724,535
Macquarie Group Ltd.	12,647	1,157,291
Moody’s Corp.	8,065	1,375,566
Morgan Stanley	66,640	3,158,736
MSCI, Inc.	4,358	720,944
Nasdaq, Inc.	5,645	515,219
Natixis SA	38,194	271,097
Nomura Holdings, Inc.	136,274	662,446
Northern Trust Corp.	10,250	1,054,623
Partners Group Holding AG	689	506,157
Quilter plc (m)*	64,919	124,162
Raymond James Financial, Inc.	6,234	557,008
S&P Global, Inc.	12,310	2,509,886
SBI Holdings, Inc.	9,180	236,641
Schroders plc	5,112	213,056
Singapore Exchange Ltd.	33,546	176,532
St James’s Place plc	21,282	322,297
State Street Corp.	17,775	1,654,675
T. Rowe Price Group, Inc.	11,845	1,375,086
UBS Group AG (Registered)*	149,708	2,316,748

		48,342,649

Consumer Finance (0.3%)
Acom Co. Ltd.	18,678	71,868
AEON Financial Service Co. Ltd.	4,945	105,586
American Express Co.	34,835	3,413,829
Capital One Financial Corp.	23,522	2,161,672
Credit Saison Co. Ltd.	6,916	108,942
Discover Financial Services	17,090	1,203,307
Synchrony Financial	34,518	1,152,211

		8,217,415

Diversified Financial Services (0.8%)
AMP Ltd.	117,372	309,226
Berkshire Hathaway, Inc., Class B*	92,982	17,355,090
Challenger Ltd. (x)	22,646	198,261
Eurazeo SA	1,929	146,312
EXOR NV	4,373	294,662
Groupe Bruxelles Lambert SA	3,243	342,058
Industrivarden AB, Class C	7,086	137,420
Investor AB, Class B	17,912	729,739
Kinnevik AB, Class B	9,435	323,287
L E Lundbergforetagen AB, Class B	3,349	102,899
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,857	109,837
ORIX Corp.	51,969	822,379
Pargesa Holding SA	1,643	139,530
Standard Life Aberdeen plc	106,382	457,275
Tokyo Century Corp.	1,879	106,581
Wendel SA	1,174	161,778

		21,736,334

Insurance (2.0%)
Admiral Group plc	8,295	208,820
Aegon NV	70,931	425,431
Aflac, Inc.	37,640	1,619,273
Ageas	7,541	380,524
AIA Group Ltd.	467,814	4,090,452
Allianz SE (Registered)	17,067	3,528,159
Allstate Corp. (The)	17,090	1,559,804
American International Group, Inc.	43,354	2,298,629
Aon plc	11,855	1,626,150
Arthur J Gallagher & Co.	8,761	571,918
Assicurazioni Generali SpA	46,027	772,392
Assurant, Inc.	2,565	265,452
Aviva plc	156,954	1,043,986
Baloise Holding AG (Registered)	1,976	287,930
Brighthouse Financial, Inc.*	4,556	182,559
Chubb Ltd.	22,381	2,842,835
Cincinnati Financial Corp.	7,165	479,052
CNP Assurances	7,203	163,943
Dai-ichi Life Holdings, Inc.	42,369	756,186
Direct Line Insurance Group plc	55,976	253,315
Everest Re Group Ltd.	1,950	449,436
Gjensidige Forsikring ASA	8,573	140,632
Hannover Rueck SE	2,435	303,696
Hartford Financial Services Group, Inc. (The)	17,215	880,203
Insurance Australia Group Ltd.	93,643	591,133
Japan Post Holdings Co. Ltd.	62,015	679,440
Legal & General Group plc	233,857	820,963
Lincoln National Corp.	10,475	652,069
Loews Corp.	13,025	628,847
Mapfre SA	45,981	138,806
Marsh & McLennan Cos., Inc.	24,490	2,007,445
Medibank Pvt Ltd.	112,531	243,173
MetLife, Inc.	50,020	2,180,872
MS&AD Insurance Group Holdings, Inc.	18,759	583,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,052	$1,279,576
NN Group NV	12,152	494,418
Poste Italiane SpA (m)(x)	21,730	181,948
Principal Financial Group, Inc.	12,975	687,026
Progressive Corp. (The)	28,100	1,662,115
Prudential Financial, Inc.	20,380	1,905,734
Prudential plc	100,471	2,299,888
QBE Insurance Group Ltd.	54,412	392,206
RSA Insurance Group plc	41,038	367,962
Sampo OYJ, Class A	17,395	849,120
SCOR SE	6,712	249,414
Sompo Holdings, Inc.	13,146	531,943
Sony Financial Holdings, Inc.	7,450	142,385
Suncorp Group Ltd.	51,383	554,799
Swiss Life Holding AG (Registered)*	1,361	474,144
Swiss Re AG	12,300	1,064,435
T&D Holdings, Inc.	22,351	336,027
Tokio Marine Holdings, Inc.	26,280	1,232,643
Torchmark Corp.	5,143	418,692
Travelers Cos., Inc. (The)	13,095	1,602,042
Tryg A/S	5,251	123,292
Unum Group	10,690	395,423
Willis Towers Watson plc	6,434	975,394
XL Group Ltd.	12,330	689,864
Zurich Insurance Group AG*	5,890	1,749,216

		54,316,765

Total Financials		264,389,030

Health Care (7.9%)
Biotechnology (1.2%)
AbbVie, Inc.	74,057	6,861,382
Alexion Pharmaceuticals, Inc.*	10,700	1,328,405
Amgen, Inc.	32,264	5,955,612
Biogen, Inc.*	10,210	2,963,350
Celgene Corp.*	36,360	2,887,711
CSL Ltd.	17,467	2,489,893
Genmab A/S*	2,366	365,212
Gilead Sciences, Inc.	63,298	4,484,030
Grifols SA	11,520	346,820
Incyte Corp.*	8,430	564,810
Regeneron Pharmaceuticals, Inc.*	3,800	1,310,962
Shire plc	35,146	1,978,275
Vertex Pharmaceuticals, Inc.*	12,273	2,085,919

		33,622,381

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	84,022	5,124,501
ABIOMED, Inc.*	2,042	835,280
Align Technology, Inc.*	3,486	1,192,700
Baxter International, Inc.	23,930	1,766,991
Becton Dickinson and Co.	12,916	3,094,156
BioMerieux	1,600	144,060
Boston Scientific Corp.*	66,415	2,171,771
Cochlear Ltd.	2,223	329,306
Coloplast A/S, Class B	4,589	458,760
ConvaTec Group plc (m)	52,767	147,914
Cooper Cos., Inc. (The)	2,359	555,427
CYBERDYNE, Inc.*	4,244	49,756
Danaher Corp.	29,640	2,924,875
Dentsply Sirona, Inc.	11,009	481,864
Edwards Lifesciences Corp.*	10,198	1,484,523
Essilor International Cie Generale d’Optique SA	8,040	1,135,144
Fisher & Paykel Healthcare Corp. Ltd.	22,061	222,485
Hologic, Inc.*	13,350	530,663
Hoya Corp.	14,732	838,160
IDEXX Laboratories, Inc.*	4,201	915,566
Intuitive Surgical, Inc.*	5,481	2,622,549
Koninklijke Philips NV	36,338	1,545,714
Medtronic plc	65,483	5,605,999
Olympus Corp.	11,250	421,691
ResMed, Inc.	6,847	709,212
Sartorius AG (Preference) (q)	1,374	205,544
Siemens Healthineers AG (m)*	5,793	239,179
Smith & Nephew plc	33,791	623,447
Sonova Holding AG (Registered)	2,145	385,225
Straumann Holding AG (Registered)	399	304,196
Stryker Corp.	15,535	2,623,240
Sysmex Corp.	6,454	602,758
Terumo Corp.	11,734	672,997
Varian Medical Systems, Inc.*	4,370	496,956
William Demant Holding A/S*	4,001	161,045
Zimmer Biomet Holdings, Inc.	9,770	1,088,769

		42,712,423

Health Care Providers & Services (1.4%)
Aetna, Inc.	15,767	2,893,245
Alfresa Holdings Corp.	7,262	170,867
AmerisourceBergen Corp.	7,835	668,090
Anthem, Inc.	12,335	2,936,100
Cardinal Health, Inc.	15,170	740,751
Centene Corp.*	8,370	1,031,268
Cigna Corp.	11,785	2,002,861
CVS Health Corp.	49,010	3,153,794
DaVita, Inc.*	6,960	483,302
Envision Healthcare Corp.*	5,762	253,586
Express Scripts Holding Co.*	27,239	2,103,123
Fresenius Medical Care AG & Co. KGaA	8,330	840,285
Fresenius SE & Co. KGaA	16,068	1,290,978
HCA Healthcare, Inc.	13,468	1,381,817
Healthscope Ltd.	67,128	109,789
Henry Schein, Inc.*	7,392	536,955
Humana, Inc.	6,670	1,985,192
Laboratory Corp. of America Holdings*	4,965	891,366
McKesson Corp.	9,945	1,326,663
Mediclinic International plc	14,237	98,944
Medipal Holdings Corp.	6,611	133,038
NMC Health plc	4,016	189,850
Quest Diagnostics, Inc.	6,535	718,458
Ramsay Health Care Ltd.	5,464	218,275
Ryman Healthcare Ltd.	15,448	125,241
Sonic Healthcare Ltd.	15,511	281,578
Suzuken Co. Ltd.	2,794	118,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	46,785	$11,478,231
Universal Health Services, Inc., Class B	4,250	473,620

		38,635,624

Health Care Technology (0.0%)
Cerner Corp.*	15,200	908,808
M3, Inc.	8,131	324,241

		1,233,049

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	15,580	963,467
Eurofins Scientific SE	442	245,902
Illumina, Inc.*	7,125	1,989,941
IQVIA Holdings, Inc.*	7,046	703,332
Lonza Group AG (Registered)*	2,876	765,249
Mettler-Toledo International, Inc.*	1,234	714,029
PerkinElmer, Inc.	5,320	389,584
QIAGEN NV*	8,815	321,178
Thermo Fisher Scientific, Inc.	19,415	4,021,623
Waters Corp.*	3,815	738,546

		10,852,851

Pharmaceuticals (3.3%)
Allergan plc	15,937	2,657,017
Astellas Pharma, Inc.	75,903	1,157,930
AstraZeneca plc	48,909	3,390,688
Bayer AG (Registered)	34,713	3,824,745
Bristol-Myers Squibb Co.	78,805	4,361,069
Chugai Pharmaceutical Co. Ltd.	8,647	453,769
Daiichi Sankyo Co. Ltd.	21,906	838,330
Eisai Co. Ltd.	9,736	686,264
Eli Lilly & Co.	46,570	3,973,818
GlaxoSmithKline plc	191,485	3,865,993
H Lundbeck A/S	2,691	189,131
Hisamitsu Pharmaceutical Co., Inc.	2,206	186,299
Ipsen SA	1,456	228,438
Johnson & Johnson	129,640	15,730,517
Kyowa Hakko Kirin Co. Ltd.	10,019	202,072
Merck & Co., Inc.	130,260	7,906,782
Merck KGaA	4,992	487,476
Mitsubishi Tanabe Pharma Corp.	9,757	168,675
Mylan NV*	24,815	896,814
Nektar Therapeutics*	7,791	380,435
Novartis AG (Registered)	85,903	6,530,120
Novo Nordisk A/S, Class B	68,215	3,164,859
Ono Pharmaceutical Co. Ltd.	14,689	344,554
Orion OYJ, Class B	4,022	108,451
Otsuka Holdings Co. Ltd.	15,081	730,655
Perrigo Co. plc	6,280	457,875
Pfizer, Inc.	287,574	10,433,185
Recordati SpA	4,039	160,652
Roche Holding AG	27,133	6,042,798
Sanofi (x)	43,588	3,494,427
Santen Pharmaceutical Co. Ltd.	14,133	246,496
Shionogi & Co. Ltd.	10,805	555,401
Sumitomo Dainippon Pharma Co. Ltd.	6,147	130,197
Taisho Pharmaceutical Holdings Co. Ltd.	1,393	163,187
Takeda Pharmaceutical Co. Ltd.	27,496	1,161,778
Teva Pharmaceutical Industries Ltd. (ADR)	37,309	907,355
UCB SA	4,883	383,997
Vifor Pharma AG	1,758	281,639
Zoetis, Inc.	23,488	2,000,943

		88,884,831

Total Health Care		215,941,159

Industrials (6.8%)
Aerospace & Defense (1.4%)
Airbus SE	22,435	2,626,771
Arconic, Inc.	20,436	347,616
BAE Systems plc	123,075	1,050,586
Boeing Co. (The)	26,785	8,986,635
Dassault Aviation SA	97	184,867
Elbit Systems Ltd.	909	106,672
General Dynamics Corp.	13,375	2,493,234
Harris Corp.	5,790	836,887
Huntington Ingalls Industries, Inc.	2,188	474,337
L3 Technologies, Inc.	3,780	726,970
Leonardo SpA	15,630	154,527
Lockheed Martin Corp.	12,040	3,556,977
Meggitt plc	29,986	195,219
MTU Aero Engines AG	2,009	386,170
Northrop Grumman Corp.	8,460	2,603,142
Raytheon Co.	13,970	2,698,725
Rockwell Collins, Inc.	7,895	1,063,299
Rolls-Royce Holdings plc*	62,564	815,945
Rolls-Royce plc (Preference) (q)(r)*	4,442,044	5,862
Safran SA	12,885	1,565,651
Singapore Technologies Engineering Ltd.	60,296	145,595
Textron, Inc.	12,595	830,136
Thales SA	4,107	529,256
TransDigm Group, Inc.	2,364	815,911
United Technologies Corp.	35,975	4,497,954

		37,698,944

Air Freight & Logistics (0.3%)
Bollore SA	33,808	157,292
CH Robinson Worldwide, Inc.	6,760	565,542
Deutsche Post AG (Registered)	37,963	1,239,999
Expeditors International of Washington, Inc.	8,495	620,985
FedEx Corp.	11,945	2,712,232
Royal Mail plc	34,758	231,836
SG Holdings Co. Ltd.	3,710	81,428
United Parcel Service, Inc., Class B	33,255	3,532,679
Yamato Holdings Co. Ltd.	11,915	351,267

		9,493,260

Airlines (0.2%)
Alaska Air Group, Inc.	5,872	354,610
American Airlines Group, Inc.	20,345	772,296
ANA Holdings, Inc.	4,482	164,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.	31,388	$1,554,962
Deutsche Lufthansa AG (Registered)	9,100	218,916
easyJet plc	6,137	135,501
International Consolidated Airlines Group SA	23,729	208,440
Japan Airlines Co. Ltd.	4,508	159,937
Ryanair Holdings plc (ADR)*	204	23,303
Singapore Airlines Ltd.	20,853	163,610
Southwest Airlines Co.	26,125	1,329,240
United Continental Holdings, Inc.*	11,673	813,958

		5,899,496

Building Products (0.3%)
Allegion plc	4,588	354,928
AO Smith Corp.	7,007	414,464
Asahi Glass Co. Ltd.	7,267	283,224
Assa Abloy AB, Class B	38,709	825,026
Cie de Saint-Gobain	19,241	859,913
Daikin Industries Ltd.	9,623	1,153,386
Fortune Brands Home & Security, Inc.	7,254	389,467
Geberit AG (Registered)	1,431	615,433
Johnson Controls International plc	44,730	1,496,218
LIXIL Group Corp.	10,277	205,698
Masco Corp.	15,120	565,790
TOTO Ltd.	5,468	253,855

		7,417,402

Commercial Services & Supplies (0.2%)
Babcock International Group plc	9,764	105,382
Brambles Ltd.	61,451	403,834
Cintas Corp.	4,220	780,995
Copart, Inc.*	9,896	559,718
Dai Nippon Printing Co. Ltd.	9,392	210,295
Edenred	9,092	287,313
G4S plc	59,923	211,706
ISS A/S	6,454	221,845
Park24 Co. Ltd.	3,968	108,057
Republic Services, Inc.	10,860	742,390
Secom Co. Ltd.	8,109	623,071
Securitas AB, Class B (x)	12,093	199,080
Societe BIC SA	991	91,889
Sohgo Security Services Co. Ltd.	2,759	130,082
Stericycle, Inc.*	4,065	265,404
Toppan Printing Co. Ltd.	18,908	148,238
Waste Management, Inc.	19,210	1,562,541

		6,651,840

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	9,220	373,619
Bouygues SA	8,458	364,569
CIMIC Group Ltd.	3,757	117,610
Eiffage SA	3,028	329,494
Ferrovial SA	18,889	387,679
Fluor Corp.	6,750	329,265
HOCHTIEF AG	745	134,678
Jacobs Engineering Group, Inc.	5,790	367,607
JGC Corp.	8,004	161,432
Kajima Corp.	34,709	268,982
Obayashi Corp.	25,079	261,176
Quanta Services, Inc.*	7,385	246,659
Shimizu Corp.	21,317	221,228
Skanska AB, Class B	13,136	238,763
Taisei Corp.	8,239	454,684
Vinci SA	19,432	1,868,969

		6,126,414

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	71,174	1,560,323
AMETEK, Inc.	11,137	803,646
Eaton Corp. plc	21,255	1,588,599
Emerson Electric Co.	30,585	2,114,646
Fuji Electric Co. Ltd.	23,064	175,821
Legrand SA	10,274	754,673
Mabuchi Motor Co. Ltd.	1,869	88,964
Melrose Industries plc	184,934	519,130
Mitsubishi Electric Corp.	70,487	938,744
Nidec Corp. (x)	8,636	1,296,785
OSRAM Licht AG	3,841	156,993
Prysmian SpA	8,068	200,967
Rockwell Automation, Inc.	6,235	1,036,444
Schneider Electric SE	20,748	1,730,472
Siemens Gamesa Renewable Energy SA (x)	9,207	123,701
Vestas Wind Systems A/S	7,907	489,544

		13,579,452

Industrial Conglomerates (1.0%)
3M Co.	28,760	5,657,666
CK Hutchison Holdings Ltd.	104,289	1,105,950
DCC plc	3,446	313,575
General Electric Co.	419,439	5,708,564
Honeywell International, Inc.	36,350	5,236,218
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	512,362
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	359	22,653
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	303,977
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	229	8,354
Keihan Holdings Co. Ltd.	3,716	133,416
Keppel Corp. Ltd.	56,181	294,821
NWS Holdings Ltd.	60,165	104,140
Roper Technologies, Inc.	5,015	1,383,689
Seibu Holdings, Inc.	8,589	144,915
Sembcorp Industries Ltd. (x)	37,970	76,637
Siemens AG (Registered)	29,545	3,906,390
Smiths Group plc	15,284	342,505
Toshiba Corp.*	251,830	757,435

		26,013,267

Machinery (1.1%)
Alfa Laval AB	11,340	269,170
Alstom SA	6,006	276,063
Amada Holdings Co. Ltd.	13,143	126,426
ANDRITZ AG	2,812	149,284
Atlas Copco AB, Class A	25,934	755,138
Atlas Copco AB, Class B	15,071	394,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Caterpillar, Inc.	28,920	$3,923,575
CNH Industrial NV	39,499	419,571
Cummins, Inc.	7,535	1,002,155
Daifuku Co. Ltd.	3,912	171,546
Deere & Co.	15,680	2,192,063
Dover Corp.	7,470	546,804
Epiroc AB, Class A*	25,934	272,145
Epiroc AB, Class B*	15,071	137,977
FANUC Corp.	7,487	1,488,068
Flowserve Corp.	6,310	254,924
Fortive Corp.	14,770	1,138,915
GEA Group AG	6,691	225,739
Hino Motors Ltd.	9,986	106,701
Hitachi Construction Machinery Co. Ltd.	4,154	135,071
Hoshizaki Corp.	2,098	212,425
IHI Corp.	5,676	197,890
Illinois Tool Works, Inc.	14,845	2,056,626
Ingersoll-Rand plc	12,015	1,078,106
JTEKT Corp.	7,955	108,352
Kawasaki Heavy Industries Ltd.	5,485	161,753
KION Group AG	2,737	197,018
Komatsu Ltd.	35,661	1,020,404
Kone OYJ, Class B	13,063	666,032
Kubota Corp.	38,127	600,238
Kurita Water Industries Ltd.	3,815	108,887
Makita Corp.	8,652	387,998
MAN SE	1,362	154,203
Metso OYJ	4,065	136,242
Minebea Mitsumi, Inc.	14,845	251,272
Mitsubishi Heavy Industries Ltd.	11,727	426,966
Nabtesco Corp.	4,350	133,979
NGK Insulators Ltd.	10,121	180,362
NSK Ltd.	13,839	142,871
PACCAR, Inc.	16,940	1,049,602
Parker-Hannifin Corp.	6,455	1,006,012
Pentair plc	7,923	333,400
Sandvik AB	43,600	773,986
Schindler Holding AG	1,573	339,284
Schindler Holding AG (Registered)	778	164,038
SKF AB, Class B	14,609	271,898
SMC Corp.	2,212	811,756
Snap-on, Inc.	2,770	445,194
Stanley Black & Decker, Inc.	7,370	978,810
Sumitomo Heavy Industries Ltd.	4,272	144,310
THK Co. Ltd.	4,653	133,435
Volvo AB, Class B	60,480	966,951
Wartsila OYJ Abp	17,140	336,871
Weir Group plc (The)	9,305	245,605
Xylem, Inc.	8,650	582,837
Yangzijiang Shipbuilding Holdings Ltd.	92,088	61,167

		30,852,947

Marine (0.0%)
AP Moller – Maersk A/S, Class A	146	173,348
AP Moller – Maersk A/S, Class B	253	315,182
Kuehne + Nagel International AG (Registered)	2,086	314,280
Mitsui OSK Lines Ltd.	4,426	106,657
Nippon Yusen KK	5,911	117,403

		1,026,870

Professional Services (0.4%)
Adecco Group AG (Registered)	6,280	372,627
Bureau Veritas SA	10,235	273,233
Equifax, Inc.	5,810	726,889
Experian plc	35,480	877,729
IHS Markit Ltd.*	17,408	898,078
Intertek Group plc	6,233	470,198
Nielsen Holdings plc	16,101	498,004
Persol Holdings Co. Ltd.	6,856	153,016
Randstad NV	4,601	270,909
Recruit Holdings Co. Ltd.	42,574	1,178,989
RELX NV	37,306	795,732
RELX plc	40,879	875,340
Robert Half International, Inc.	5,965	388,322
SEEK Ltd.	12,866	207,664
SGS SA (Registered)	207	552,251
Teleperformance	2,232	394,368
Verisk Analytics, Inc.*	7,454	802,349
Wolters Kluwer NV	11,213	631,943

		10,367,641

Road & Rail (0.7%)
Aurizon Holdings Ltd.	77,483	248,288
Central Japan Railway Co.	5,569	1,154,895
ComfortDelGro Corp. Ltd.	83,558	144,118
CSX Corp.	42,790	2,729,147
DSV A/S	7,338	593,025
East Japan Railway Co.	11,916	1,142,468
Hankyu Hanshin Holdings, Inc.	8,839	355,668
JB Hunt Transport Services, Inc.	4,141	503,339
Kansas City Southern	4,950	524,502
Keikyu Corp.	8,520	139,749
Keio Corp.	3,972	192,295
Keisei Electric Railway Co. Ltd.	4,994	171,631
Kintetsu Group Holdings Co. Ltd.	6,628	270,592
Kyushu Railway Co.	6,180	189,226
MTR Corp. Ltd.	58,007	320,881
Nagoya Railroad Co. Ltd.	6,906	178,396
Nippon Express Co. Ltd.	2,891	209,941
Norfolk Southern Corp.	13,750	2,074,463
Odakyu Electric Railway Co. Ltd.	11,386	244,555
Tobu Railway Co. Ltd.	7,477	228,939
Tokyu Corp.	19,306	332,709
Union Pacific Corp.	37,990	5,382,424
West Japan Railway Co.	6,360	468,979

		17,800,230

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	5,188	280,930
Ashtead Group plc	19,104	573,080
Brenntag AG	5,967	332,525
Bunzl plc	12,974	392,960
Fastenal Co.	13,850	666,601
Ferguson plc	9,104	738,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ITOCHU Corp.	54,588	$989,797
Marubeni Corp.	60,408	461,101
MISUMI Group, Inc.	10,945	319,309
Mitsubishi Corp.	52,198	1,451,163
Mitsui & Co. Ltd.	65,913	1,099,890
Rexel SA	11,716	168,493
Sumitomo Corp.	43,469	714,570
Toyota Tsusho Corp.	8,205	274,945
Travis Perkins plc	9,736	182,778
United Rentals, Inc.*	4,050	597,861
WW Grainger, Inc.	2,516	775,934

		10,020,877

Transportation Infrastructure (0.1%)
Aena SME SA (m)	2,607	473,413
Aeroports de Paris	1,147	259,455
Atlantia SpA	19,136	565,827
Auckland International Airport Ltd.	37,013	169,967
Fraport AG Frankfurt Airport Services Worldwide	1,608	155,146
Getlink	18,055	247,639
Japan Airport Terminal Co. Ltd.	1,795	84,144
Kamigumi Co. Ltd.	4,153	86,387
SATS Ltd.	26,047	95,585
Sydney Airport	42,640	225,939
Transurban Group	85,919	761,104

		3,124,606

Total Industrials		186,073,246

Information Technology (11.9%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	232,720	10,013,942
F5 Networks, Inc.*	3,035	523,386
Juniper Networks, Inc.	16,550	453,801
Motorola Solutions, Inc.	7,855	914,086
Nokia OYJ	217,489	1,252,139
Telefonaktiebolaget LM Ericsson, Class B	118,656	917,533

		14,074,887

Electronic Equipment, Instruments & Components (0.5%)
Alps Electric Co. Ltd.	7,273	186,957
Amphenol Corp., Class A	14,740	1,284,591
Corning, Inc.	41,945	1,153,907
FLIR Systems, Inc.	6,645	345,341
Hamamatsu Photonics KK	5,500	236,463
Hexagon AB, Class B	9,985	556,843
Hirose Electric Co. Ltd.	1,237	153,403
Hitachi High-Technologies Corp.	2,660	108,596
Hitachi Ltd.	186,668	1,317,795
Ingenico Group SA	2,289	205,828
IPG Photonics Corp.*	1,812	399,782
Keyence Corp.	3,758	2,123,474
Kyocera Corp.	12,397	699,490
Murata Manufacturing Co. Ltd.	6,960	1,170,530
Nippon Electric Glass Co. Ltd.	3,269	90,930
Omron Corp.	7,437	347,282
Shimadzu Corp.	8,576	259,491
TDK Corp.	5,005	511,734
TE Connectivity Ltd.	16,990	1,530,119
Venture Corp. Ltd.	10,555	138,203
Yaskawa Electric Corp. (x)	9,270	327,797
Yokogawa Electric Corp.	8,819	157,080

		13,305,636

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	8,180	599,021
Alphabet, Inc., Class A*	14,504	16,377,772
Alphabet, Inc., Class C*	14,728	16,431,292
Auto Trader Group plc (m)	36,791	206,795
Delivery Hero AG (m)*	3,553	189,120
DeNA Co. Ltd.	4,077	76,484
eBay, Inc.*	45,435	1,647,473
Facebook, Inc., Class A*	115,736	22,489,820
Kakaku.com, Inc.	5,287	119,479
Twitter, Inc.*	31,419	1,372,068
United Internet AG (Registered)	4,751	272,196
VeriSign, Inc.*	3,990	548,306
Yahoo Japan Corp. (x)	55,003	182,822

		60,512,648

IT Services (2.0%)
Accenture plc, Class A	29,810	4,876,618
Alliance Data Systems Corp.	2,330	543,356
Amadeus IT Group SA	16,948	1,337,931
Atos SE	3,666	500,681
Automatic Data Processing, Inc.	21,425	2,873,950
Broadridge Financial Solutions, Inc.	5,762	663,206
Capgemini SE	6,182	831,668
Cognizant Technology Solutions Corp., Class A	28,350	2,239,367
Computershare Ltd.	17,824	243,104
DXC Technology Co.	13,799	1,112,337
Fidelity National Information Services, Inc.	16,025	1,699,131
Fiserv, Inc.*	19,940	1,477,355
FleetCor Technologies, Inc.*	4,385	923,700
Fujitsu Ltd.	75,947	460,834
Gartner, Inc.*	4,348	577,849
Global Payments, Inc.	7,657	853,679
International Business Machines Corp.	41,445	5,789,867
Mastercard, Inc., Class A	44,610	8,766,757
Nomura Research Institute Ltd.	4,363	211,618
NTT Data Corp.	24,374	280,912
Obic Co. Ltd.	2,501	207,146
Otsuka Corp.	4,036	158,392
Paychex, Inc.	15,355	1,049,514
PayPal Holdings, Inc.*	54,435	4,532,802
Total System Services, Inc.	7,965	673,202
Visa, Inc., Class A	87,140	11,541,693
Western Union Co. (The)	22,100	449,293
Wirecard AG	4,534	730,418

		55,606,380

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc. (x)*	39,800	596,602
Analog Devices, Inc.	17,876	1,714,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	50,765	$2,344,835
ASM Pacific Technology Ltd.	11,769	148,808
ASML Holding NV	15,830	3,137,121
Broadcom, Inc.	19,838	4,813,492
Disco Corp.	1,110	189,587
Infineon Technologies AG	43,886	1,118,789
Intel Corp.	226,055	11,237,193
KLA-Tencor Corp.	7,530	772,051
Lam Research Corp.	7,879	1,361,885
Microchip Technology, Inc. (x)	11,260	1,024,097
Micron Technology, Inc.*	55,795	2,925,890
NVIDIA Corp.	29,240	6,926,956
NXP Semiconductors NV*	13,068	1,427,940
Qorvo, Inc.*	6,065	486,231
QUALCOMM, Inc.	71,505	4,012,861
Renesas Electronics Corp.*	32,194	315,790
Rohm Co. Ltd.	3,651	306,682
Skyworks Solutions, Inc.	8,842	854,579
STMicroelectronics NV	26,375	588,602
SUMCO Corp.	9,062	183,098
Texas Instruments, Inc.	47,560	5,243,490
Tokyo Electron Ltd.	6,062	1,041,406
Xilinx, Inc.	12,245	799,109

		53,571,760

Software (2.7%)
Activision Blizzard, Inc.	36,624	2,795,144
Adobe Systems, Inc.*	23,785	5,799,021
ANSYS, Inc.*	4,060	707,171
Autodesk, Inc.*	10,660	1,397,419
CA, Inc.	15,105	538,493
Cadence Design Systems, Inc.*	13,572	587,803
Check Point Software Technologies Ltd.*	5,050	493,284
Citrix Systems, Inc.*	6,230	653,153
Dassault Systemes SE	5,005	701,381
Electronic Arts, Inc.*	14,815	2,089,211
Intuit, Inc.	11,765	2,403,648
Konami Holdings Corp.	3,603	183,543
LINE Corp. (x)*	2,764	115,213
Micro Focus International plc	16,838	294,108
Microsoft Corp.	371,985	36,681,441
Nexon Co. Ltd.*	17,008	247,174
Nice Ltd.*	2,353	242,874
Nintendo Co. Ltd.	4,377	1,431,129
Oracle Corp.	145,915	6,429,015
Oracle Corp. Japan	1,483	121,223
Red Hat, Inc.*	8,525	1,145,504
Sage Group plc (The)	41,842	347,119
salesforce.com, Inc.*	33,106	4,515,658
SAP SE	37,956	4,385,960
Symantec Corp.	29,940	618,261
Synopsys, Inc.*	7,119	609,173
Take-Two Interactive Software, Inc.*	5,539	655,596
Temenos Group AG (Registered)*	2,326	352,317
Trend Micro, Inc.	4,606	262,927
Ubisoft Entertainment SA*	3,022	331,664

		77,135,627

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	240,189	44,461,385
Brother Industries Ltd.	8,608	170,115
Canon, Inc.	38,633	1,267,005
FUJIFILM Holdings Corp.	14,907	582,466
Hewlett Packard Enterprise Co.	75,675	1,105,612
HP, Inc.	79,025	1,793,077
Konica Minolta, Inc.	17,472	162,387
NEC Corp.	10,060	276,226
NetApp, Inc.	12,890	1,012,252
Ricoh Co. Ltd.	25,892	237,604
Seagate Technology plc	13,740	775,898
Seiko Epson Corp.	10,804	187,947
Western Digital Corp.	14,325	1,108,898
Xerox Corp.	10,276	246,624

		53,387,496

Total Information Technology		327,594,434

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	16,547	2,081,150
Air Products & Chemicals, Inc.	10,595	1,649,959
Air Water, Inc.	5,756	105,746
Akzo Nobel NV	9,757	835,425
Albemarle Corp.	5,364	505,986
Arkema SA	2,638	312,379
Asahi Kasei Corp.	48,753	620,008
BASF SE	35,472	3,393,056
CF Industries Holdings, Inc.	11,230	498,612
Chr Hansen Holding A/S	3,820	352,904
Clariant AG (Registered)*	7,692	185,018
Covestro AG (m)	7,430	663,078
Croda International plc	5,075	321,625
Daicel Corp.	10,137	112,252
DowDuPont, Inc.	113,046	7,451,992
Eastman Chemical Co.	6,870	686,725
Ecolab, Inc.	12,570	1,763,948
EMS-Chemie Holding AG (Registered)	317	203,747
Evonik Industries AG	6,299	215,751
FMC Corp.	6,500	579,865
Frutarom Industries Ltd.	1,495	146,507
FUCHS PETROLUB SE (Preference) (q)	2,685	132,445
Givaudan SA (Registered)	357	811,839
Hitachi Chemical Co. Ltd.	4,024	81,232
Incitec Pivot Ltd.	64,561	173,435
International Flavors & Fragrances, Inc.	3,845	476,626
Israel Chemicals Ltd.	27,155	123,963
Johnson Matthey plc	7,475	357,019
JSR Corp.	7,424	126,466
K+S AG (Registered)	7,392	182,575
Kaneka Corp.	9,462	84,864
Kansai Paint Co. Ltd.	6,844	142,301
Koninklijke DSM NV	7,007	704,701
Kuraray Co. Ltd.	12,335	170,015
LANXESS AG	3,358	261,954
Linde AG	7,028	1,467,875
LyondellBasell Industries NV, Class A	15,616	1,715,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Chemical Holdings Corp.	49,447	$414,191
Mitsubishi Gas Chemical Co., Inc.	6,265	142,033
Mitsui Chemicals, Inc.	7,107	189,366
Mosaic Co. (The)	16,875	473,344
Nippon Paint Holdings Co. Ltd. (x)	5,656	243,681
Nissan Chemical Corp.	4,957	231,474
Nitto Denko Corp.	6,375	482,695
Novozymes A/S, Class B	8,734	443,138
Orica Ltd.	14,605	191,850
PPG Industries, Inc.	12,310	1,276,916
Praxair, Inc.	13,930	2,203,030
Sherwin-Williams Co. (The)	4,015	1,636,394
Shin-Etsu Chemical Co. Ltd.	14,185	1,264,946
Sika AG (Registered)	5,040	699,279
Solvay SA	2,863	361,590
Sumitomo Chemical Co. Ltd.	57,540	326,380
Symrise AG	4,763	417,724
Taiyo Nippon Sanso Corp.	5,018	71,974
Teijin Ltd.	6,881	126,290
Toray Industries, Inc.	53,557	422,787
Tosoh Corp.	10,044	155,765
Umicore SA	8,089	464,287
Yara International ASA	6,859	284,656

		42,222,251

Construction Materials (0.2%)
Boral Ltd.	45,276	218,797
CRH plc	32,399	1,148,309
Fletcher Building Ltd.	32,956	155,132
HeidelbergCement AG	5,748	483,838
Imerys SA	1,384	111,924
James Hardie Industries plc (CHDI)	17,052	286,206
LafargeHolcim Ltd. (Registered)*	18,752	916,108
Martin Marietta Materials, Inc.	3,047	680,487
Taiheiyo Cement Corp.	4,665	153,583
Vulcan Materials Co.	6,410	827,275

		4,981,659

Containers & Packaging (0.2%)
Amcor Ltd. (x)	44,728	476,985
Avery Dennison Corp.	4,280	436,988
Ball Corp.	16,880	600,084
International Paper Co.	19,895	1,036,132
Packaging Corp. of America	4,582	512,222
Sealed Air Corp.	8,035	341,086
Smurfit Kappa Group plc	8,702	352,628
Toyo Seikan Group Holdings Ltd.	5,888	103,491
WestRock Co.	12,270	699,635

		4,559,251

Metals & Mining (0.8%)
Alumina Ltd.	94,537	195,894
Anglo American plc	40,685	910,006
Antofagasta plc	15,230	198,988
ArcelorMittal	25,653	752,235
BHP Billiton Ltd.	124,036	3,112,694
BHP Billiton plc	81,568	1,836,498
BlueScope Steel Ltd.	21,477	274,331
Boliden AB*	10,563	342,714
Fortescue Metals Group Ltd.	60,128	195,345
Freeport-McMoRan, Inc.	65,020	1,122,245
Fresnillo plc	8,538	128,850
Glencore plc*	445,666	2,129,167
Hitachi Metals Ltd.	8,283	86,036
JFE Holdings, Inc.	18,984	359,395
Kobe Steel Ltd.	11,961	109,547
Maruichi Steel Tube Ltd.	2,179	73,903
Mitsubishi Materials Corp.	4,063	111,745
Newcrest Mining Ltd.	29,639	478,169
Newmont Mining Corp.	25,745	970,844
Nippon Steel & Sumitomo Metal Corp.	29,362	576,950
Norsk Hydro ASA	51,938	311,143
Nucor Corp.	15,315	957,188
Randgold Resources Ltd.	3,644	279,894
Rio Tinto Ltd.	15,928	983,550
Rio Tinto plc	46,409	2,573,040
South32 Ltd.	200,081	534,532
Sumitomo Metal Mining Co. Ltd.	8,985	343,932
thyssenkrupp AG	16,830	409,198
voestalpine AG	4,427	203,951

		20,561,984

Paper & Forest Products (0.1%)
Mondi plc	14,183	383,906
Oji Holdings Corp.	33,300	206,631
Stora Enso OYJ, Class R	21,282	416,538
UPM-Kymmene OYJ	20,613	737,081

		1,744,156

Total Materials		74,069,301

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	4,894	617,476
American Tower Corp. (REIT)	21,355	3,078,749
Apartment Investment & Management Co. (REIT), Class A	7,550	319,365
Ascendas REIT (REIT)	96,134	186,271
AvalonBay Communities, Inc. (REIT)	6,665	1,145,647
Boston Properties, Inc. (REIT)	7,445	933,752
British Land Co. plc (The) (REIT)	36,050	319,813
CapitaLand Commercial Trust (REIT)	97,543	118,841
CapitaLand Mall Trust (REIT)	95,874	145,658
Covivio (REIT)	1,256	130,688
Crown Castle International Corp. (REIT)	20,050	2,161,791
Daiwa House REIT Investment Corp. (REIT)	67	159,096
Dexus (REIT)	39,293	282,355
Digital Realty Trust, Inc. (REIT)	9,888	1,103,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Realty Corp. (REIT)	17,218	$499,839
Equinix, Inc. (REIT)	3,859	1,658,946
Equity Residential (REIT)	17,760	1,131,134
Essex Property Trust, Inc. (REIT)	3,203	765,741
Extra Space Storage, Inc. (REIT)	6,113	610,139
Federal Realty Investment Trust (REIT)	3,513	444,570
Gecina SA (REIT)	1,747	292,353
GGP, Inc. (REIT)	30,510	623,319
Goodman Group (REIT)	62,591	445,603
GPT Group (The) (REIT)	69,670	260,890
Hammerson plc (REIT)	30,673	211,552
HCP, Inc. (REIT)	22,650	584,823
Host Hotels & Resorts, Inc. (REIT)	35,445	746,826
Icade (REIT)	1,288	120,781
Iron Mountain, Inc. (REIT)	13,588	475,716
Japan Prime Realty Investment Corp. (REIT)	33	119,970
Japan Real Estate Investment Corp. (REIT)	51	269,936
Japan Retail Fund Investment Corp. (REIT)	102	183,888
Kimco Realty Corp. (REIT)	20,500	348,295
Klepierre SA (REIT)	7,892	297,225
Land Securities Group plc (REIT)	28,636	361,635
Link REIT (REIT)	83,792	765,231
Macerich Co. (The) (REIT)	5,180	294,379
Mid-America Apartment Communities, Inc. (REIT)	5,485	552,175
Mirvac Group (REIT)	143,314	230,149
Nippon Building Fund, Inc. (REIT)	52	300,122
Nippon Prologis REIT, Inc. (REIT)	68	141,141
Nomura Real Estate Master Fund, Inc. (REIT)	150	211,760
Prologis, Inc. (REIT)	25,662	1,685,737
Public Storage (REIT)	7,255	1,645,869
Realty Income Corp. (REIT)	13,634	733,373
Regency Centers Corp. (REIT)	7,158	444,369
SBA Communications Corp. (REIT)*	5,675	937,056
Scentre Group (REIT)	205,624	668,035
Segro plc (REIT)	38,733	342,183
Simon Property Group, Inc. (REIT)	15,040	2,559,658
SL Green Realty Corp. (REIT)	4,377	440,020
Stockland (REIT)	94,019	276,228
Suntec REIT (REIT)	82,214	104,389
UDR, Inc. (REIT)	12,895	484,078
Unibail-Rodamco-Westfield (REIT)	5,146	1,133,091
United Urban Investment Corp. (REIT)	113	175,448
Ventas, Inc. (REIT)	17,139	976,066
Vicinity Centres (REIT)	127,093	243,603
Vornado Realty Trust (REIT)	8,310	614,275
Welltower, Inc. (REIT)	17,840	1,118,390
Weyerhaeuser Co. (REIT)	36,406	1,327,363

		39,560,174

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	3,953	71,052
Azrieli Group Ltd.	1,640	81,322
CapitaLand Ltd.	99,046	229,714
CBRE Group, Inc., Class A*	14,590	696,527
City Developments Ltd.	15,803	126,772
CK Asset Holdings Ltd.	99,958	793,742
Daito Trust Construction Co. Ltd.	2,821	458,892
Daiwa House Industry Co. Ltd.	21,871	745,923
Deutsche Wohnen SE	13,698	662,256
Hang Lung Group Ltd.	34,181	95,848
Hang Lung Properties Ltd.	78,164	161,198
Henderson Land Development Co. Ltd.	49,868	263,781
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	318,377
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,214	8,680
Hulic Co. Ltd.	11,524	123,135
Hysan Development Co. Ltd.	24,235	135,298
Kerry Properties Ltd.	25,170	120,467
LendLease Group	22,554	330,650
Mitsubishi Estate Co. Ltd.	45,660	798,839
Mitsui Fudosan Co. Ltd.	34,460	832,281
New World Development Co. Ltd.	234,017	329,299
Nomura Real Estate Holdings, Inc.	4,823	107,076
Sino Land Co. Ltd.	124,520	202,518
Sumitomo Realty & Development Co. Ltd.	13,790	509,301
Sun Hung Kai Properties Ltd.	61,534	928,625
Swire Pacific Ltd., Class A	19,228	203,662
Swire Properties Ltd.	45,186	167,023
Swiss Prime Site AG (Registered)*	2,761	254,130
Tokyo Tatemono Co. Ltd.	7,542	103,612
Tokyu Fudosan Holdings Corp.	19,800	139,851
UOL Group Ltd.	19,511	109,118
Vonovia SE	18,752	892,586
Wharf Holdings Ltd. (The)	46,941	150,774
Wharf Real Estate Investment Co. Ltd.	46,904	333,893
Wheelock & Co. Ltd.	31,541	219,705

		11,705,927

Total Real Estate		51,266,101

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	350,763	11,263,001
Bezeq The Israeli Telecommunication Corp. Ltd.	80,103	90,126
BT Group plc	325,706	936,214
CenturyLink, Inc.	46,992	875,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Telekom AG (Registered)*	128,721	$1,994,752
Elisa OYJ	5,494	254,518
HKT Trust & HKT Ltd.	146,210	186,732
Iliad SA (x)	1,025	162,013
Koninklijke KPN NV	129,851	353,321
Nippon Telegraph & Telephone Corp.	26,718	1,215,299
Orange SA	77,049	1,290,732
PCCW Ltd.	163,973	92,378
Proximus SADP	5,875	132,483
Singapore Telecommunications Ltd.	315,316	712,788
Spark New Zealand Ltd.	70,866	179,031
Swisscom AG (Registered)	1,001	447,989
Telecom Italia SpA*	440,358	327,783
Telecom Italia SpA (RNC)	232,793	152,130
Telefonica Deutschland Holding AG	28,720	113,228
Telefonica SA	180,468	1,534,053
Telenor ASA	28,994	595,056
Telia Co. AB	108,698	497,085
Telstra Corp. Ltd.	160,762	311,706
TPG Telecom Ltd. (x)	14,313	54,762
Verizon Communications, Inc.	199,425	10,033,073

		33,806,184

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	2,048	116,617
KDDI Corp.	69,943	1,914,801
Millicom International Cellular SA (SDR)	2,554	150,843
NTT DOCOMO, Inc.	52,711	1,343,782
SoftBank Group Corp.	31,881	2,295,870
Tele2 AB, Class B	13,968	164,215
Vodafone Group plc	1,030,175	2,499,168

		8,485,296

Total Telecommunication Services		42,291,480

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	11,144	471,614
American Electric Power Co., Inc.	23,750	1,644,688
AusNet Services	69,793	82,899
Chubu Electric Power Co., Inc.	23,420	351,358
Chugoku Electric Power Co., Inc. (The) (x)	10,748	139,016
CK Infrastructure Holdings Ltd.	25,593	189,690
CLP Holdings Ltd.	63,422	683,078
Duke Energy Corp.	33,839	2,675,988
Edison International	15,695	993,023
EDP – Energias de Portugal SA	98,851	392,490
Electricite de France SA	22,612	311,066
Endesa SA	12,267	270,678
Enel SpA	314,109	1,744,946
Entergy Corp.	8,670	700,449
Evergy, Inc.	13,168	739,383
Eversource Energy	15,270	894,975
Exelon Corp.	46,550	1,983,030
FirstEnergy Corp.	21,530	773,142
Fortum OYJ	17,155	409,487
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	102,376	97,605
Iberdrola SA	223,785	1,731,090
Kansai Electric Power Co., Inc. (The)	27,191	396,881
Kyushu Electric Power Co., Inc.	14,651	163,561
NextEra Energy, Inc.	22,740	3,798,263
Orsted A/S (m)	7,306	442,028
PG&E Corp.	24,835	1,056,978
Pinnacle West Capital Corp.	5,390	434,218
Power Assets Holdings Ltd.	53,577	374,566
PPL Corp.	33,500	956,425
Red Electrica Corp. SA	16,718	340,486
Southern Co. (The)	48,705	2,255,529
SSE plc	39,180	700,641
Terna Rete Elettrica Nazionale SpA	54,338	293,928
Tohoku Electric Power Co., Inc.	16,509	201,749
Tokyo Electric Power Co. Holdings, Inc.*	55,857	260,328
Xcel Energy, Inc.	24,490	1,118,703

		30,073,979

Gas Utilities (0.1%)
APA Group	45,566	332,153
Gas Natural SDG SA	13,527	358,272
Hong Kong & China Gas Co. Ltd.	356,533	682,564
Osaka Gas Co. Ltd.	14,483	299,890
Toho Gas Co. Ltd.	2,876	99,620
Tokyo Gas Co. Ltd.	15,038	399,397

		2,171,896

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	31,830	426,840
Electric Power Development Co. Ltd.	5,656	146,106
Meridian Energy Ltd.	49,492	104,585
NRG Energy, Inc.	14,570	447,300
Uniper SE	7,774	231,864

		1,356,695

Multi-Utilities (0.6%)
AGL Energy Ltd.	25,328	421,365
Ameren Corp.	11,670	710,120
CenterPoint Energy, Inc.	20,740	574,705
Centrica plc	216,288	450,006
CMS Energy Corp.	13,625	644,190
Consolidated Edison, Inc.	14,930	1,164,241
Dominion Energy, Inc.	31,440	2,143,579
DTE Energy Co.	8,610	892,254
E.ON SE	85,007	908,728
Engie SA	70,538	1,081,574
Innogy SE (m)	5,364	229,829
National Grid plc	130,067	1,439,163
NiSource, Inc.	16,295	428,233
Public Service Enterprise Group, Inc.	24,325	1,316,956
RWE AG	20,012	456,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SCANA Corp.	6,820	$262,706
Sempra Energy	12,370	1,436,281
Suez	14,445	187,329
Veolia Environnement SA	20,670	442,457
WEC Energy Group, Inc.	15,210	983,327

		16,173,343

Water Utilities (0.0%)
American Water Works Co., Inc.	8,628	736,658
Severn Trent plc	9,125	238,386
United Utilities Group plc	26,335	265,255

		1,240,299

Total Utilities		51,016,212

Total Common Stocks (61.1%) (Cost $1,275,422,682)		1,669,147,824

EXCHANGE TRADED FUNDS (ETF):
iShares Russell 2000 ETF (x)	665,746	109,029,222
SPDR S&P MidCap 400 ETF Trust	304,496	108,102,170

Total Exchange Traded Funds (8.0%) (Cost $184,851,832)		217,131,392

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.0%)
FHLB 1.375%, 3/18/19	$2,400,000	2,384,274
FHLMC 3.750%, 3/27/19	3,030,000	3,062,690
2.375%, 1/13/22	4,363,000	4,309,308
2.750%, 6/19/23	7,682,000	7,653,784
FNMA 1.625%, 11/27/18	4,460,000	4,452,492
1.750%, 6/20/19	4,859,000	4,825,351

Total U.S. Government Agency Securities		26,687,899

U.S. Treasury Obligations (26.8%)
U.S. Treasury Bonds 8.000%, 11/15/21	33,530,000	39,265,203
7.125%, 2/15/23	4,247,000	5,052,271
6.000%, 2/15/26	5,790,000	7,049,144
6.125%, 11/15/27	3,673,000	4,657,508
U.S. Treasury Notes 1.000%, 3/15/19	2,315,000	2,294,825
1.625%, 4/30/19	6,160,000	6,124,845
3.125%, 5/15/19	10,198,500	10,265,029
3.625%, 8/15/19#	36,594,000	37,077,440
1.500%, 11/30/19	9,312,000	9,186,506
1.250%, 1/31/20	4,125,000	4,046,109
1.125%, 3/31/20	22,333,000	21,803,377
1.375%, 3/31/20	6,140,000	6,020,797
1.500%, 5/31/20	8,715,000	8,546,929
1.625%, 6/30/20	9,955,000	9,779,154
1.625%, 7/31/20	8,735,000	8,571,219
1.375%, 8/31/20	21,510,000	20,976,786
1.375%, 10/31/20	10,075,000	9,801,165
2.625%, 11/15/20	16,025,000	16,039,022
3.625%, 2/15/21	29,105,000	29,848,086
1.125%, 2/28/21	10,065,000	9,684,339
1.250%, 3/31/21	15,535,000	14,978,045
3.125%, 5/15/21	2,430,000	2,463,621
1.375%, 5/31/21	3,943,000	3,805,303
2.125%, 8/15/21	15,585,000	15,343,676
1.125%, 9/30/21	6,424,000	6,120,868
1.250%, 10/31/21	23,318,100	22,278,075
2.000%, 11/15/21	21,755,000	21,295,935
1.875%, 11/30/21	39,811,400	38,793,101
2.000%, 2/15/22	18,097,500	17,677,441
1.750%, 3/31/22	11,505,000	11,123,628
1.750%, 5/15/22	11,809,000	11,400,483
1.750%, 5/31/22	9,923,000	9,576,083
1.875%, 7/31/22	9,922,000	9,605,504
2.000%, 7/31/22	9,694,500	9,431,006
1.625%, 8/15/22	4,960,000	4,750,827
1.875%, 8/31/22	6,639,500	6,422,575
1.875%, 10/31/22	13,116,000	12,669,851
1.625%, 11/15/22	2,585,000	2,469,240
2.000%, 11/30/22	9,843,000	9,553,555
2.125%, 12/31/22	6,550,000	6,384,920
2.000%, 2/15/23	14,252,000	13,806,736
1.500%, 3/31/23	1,675,000	1,584,000
1.750%, 5/15/23	15,074,000	14,400,616
1.625%, 5/31/23	1,217,000	1,155,370
2.500%, 8/15/23	8,760,000	8,657,754
2.750%, 11/15/23	20,833,000	20,826,327
2.125%, 11/30/23	7,812,000	7,562,199
2.250%, 12/31/23	7,305,000	7,111,588
2.750%, 2/15/24	17,216,000	17,193,538
2.375%, 8/15/24	13,500,000	13,179,691
2.250%, 11/15/24	2,390,000	2,312,493
2.000%, 2/15/25	12,485,000	11,874,307
2.125%, 5/15/25	15,425,000	14,760,400
2.000%, 8/15/25#	19,170,000	18,160,581
1.625%, 2/15/26	9,575,000	8,785,287
1.500%, 8/15/26	14,770,200	13,338,876
2.000%, 11/15/26	13,253,700	12,421,512
2.250%, 2/15/27	7,918,000	7,556,556
2.375%, 5/15/27	8,771,500	8,446,133
2.250%, 8/15/27	8,059,500	7,670,188
2.250%, 11/15/27	9,306,000	8,845,063
2.750%, 2/15/28	5,049,000	5,004,900
2.875%, 5/15/28	3,558,000	3,565,227

Total U.S. Treasury Obligations		730,452,833

Total Long-Term Debt Securities (27.8%) (Cost $777,305,097)		757,140,732

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/6/18*	51,094	29,004

Total Energy		29,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Rights	Value (Note 1)
Financials (0.0%)
Banks (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18*	565,401	$—

Total Financials		—

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/18*	9,220	9,497

Total Industrials		9,497

Total Rights (0.0%) (Cost $38,397)		38,501

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,000,848, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,108,575. (xx)	$2,000,000	2,000,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $18,221,953, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $18,584,406. (xx)	18,218,780	18,218,780
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $492,542, collateralized by various Common Stocks; total market value $548,051. (xx)	492,457	492,457
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $4,001,641, collateralized by various Common Stocks; total market value $4,451,565. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		24,711,237

Total Short-Term Investments (0.9%) (Cost $24,711,237)		24,711,237

Total Investments in Securities (97.8%) (Cost $2,262,329,245)		2,668,169,686
Other Assets Less Liabilities (2.2%)		59,798,929

Net Assets (100%)		$2,727,968,615

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,321,157.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $4,252,997 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $24,654,646. This was secured by cash collateral of $24,711,237 which was subsequently invested in joint repurchase agreements with a total value of $24,711,237, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $643,490 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/12/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.3
Finland	0.2
France	2.1
Germany	1.9
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.9
Jersey	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.6
Sweden	0.5
Switzerland	1.7
United Arab Emirates	0.0	#
United Kingdom	3.0
United States	77.6
Cash and Other	2.2

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	591	9/2018	EUR	23,403,658	(602,250)
FTSE 100 Index	493	9/2018	GBP	49,458,151	(504,544)
MSCI EAFE E-Mini Index	21	9/2018	USD	2,053,170	(16,698)
TOPIX Index	813	9/2018	JPY	127,073,702	(3,956,691)
U.S. Treasury 10 Year Note	1,509	9/2018	USD	181,362,937	(444,679)
U.S. Treasury 2 Year Note	220	9/2018	USD	46,602,188	23,816
U.S. Treasury 5 Year Note	95	9/2018	USD	10,793,633	43,437

					(5,457,609)

Short Contracts
S&P 500 E-Mini Index	(2,891)	9/2018	USD	(393,407,280)	7,940,606
SPI 200 Index	(600)	9/2018	AUD	(68,247,408)	(651,245)

					7,289,361

					1,831,752

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,881,787	AUD	5,114,354	BNP Paribas	9/14/2018	96,046
USD	6,695,859	AUD	9,026,806	Morgan Stanley	9/14/2018	14,048
USD	15,413,457	AUD	20,419,583	UBS AG	9/14/2018	298,497
USD	22,040,495	CHF	21,608,766	Barclays Bank plc	9/14/2018	78,953
USD	2,991,688	CHF	2,930,307	Morgan Stanley	9/14/2018	13,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	38,691,097	EUR	32,619,000	JPMorgan Chase Bank	9/14/2018	383,833
USD	49,898,475	GBP	37,297,168	Barclays Bank plc	9/14/2018	511,419
USD	5,475,058	JPY	600,081,729	Goldman Sachs Bank USA	9/14/2018	26,762

Total unrealized appreciation						1,423,100

EUR	4,660,234	USD	5,517,770	Bank of America	9/14/2018	(44,861)
EUR	7,906,420	USD	9,417,690	Morgan Stanley	9/14/2018	(132,509)
GBP	12,031,000	USD	16,343,398	Credit Suisse	9/14/2018	(412,546)
NOK	273,464,643	USD	34,057,112	UBS AG	9/14/2018	(379,739)
SEK	127,376,988	USD	14,809,022	Credit Suisse	9/14/2018	(506,269)
USD	13,047,960	EUR	11,171,132	JPMorgan Chase Bank	9/14/2018	(71,249)

Total unrealized depreciation						(1,547,173)

Net unrealized depreciation						(124,073)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$144,667,030	$68,259,197		$—		$212,926,227
Consumer Staples	76,960,890	62,352,685		—		139,313,575
Energy	70,693,127	33,573,932		—		104,267,059
Financials	154,784,630	109,604,400		—	(a)	264,389,030
Health Care	157,860,785	58,080,374		—		215,941,159
Industrials	108,070,753	77,996,631		5,862		186,073,246
Information Technology	291,893,001	35,701,433		—		327,594,434
Materials	29,103,001	44,966,300		—		74,069,301
Real Estate	32,077,143	19,188,958		—		51,266,101
Telecommunication Services	22,172,005	20,119,475		—		42,291,480
Utilities	32,663,798	18,352,414		—		51,016,212
Exchange Traded Funds	217,131,392	—		—		217,131,392
Forward Currency Contracts	—	1,423,100		—		1,423,100
Futures	8,007,859	—		—		8,007,859
Rights
Energy	—	29,004		—		29,004
Financials	—	—	(a)	—		—	(a)
Industrials	—	9,497		—		9,497
Short-Term Investments
Repurchase Agreements	—	24,711,237		—		24,711,237
U.S. Government Agency Securities	—	26,687,899		—		26,687,899
U.S. Treasury Obligations	—	730,452,833		—		730,452,833

Total Assets	$1,346,085,414	$1,331,509,369		$5,862		$2,677,600,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(1,547,173)	$—	$(1,547,173)
Futures	(6,176,107)	—	—	(6,176,107)

Total Liabilities	$(6,176,107)	$(1,547,173)	$—	$(7,723,280)

Total	$1,339,909,307	$1,329,962,196	$5,862	$2,669,877,365

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$67,253	*
Foreign exchange contracts	Receivables	1,423,100
Equity contracts	Receivables, Net assets – Unrealized appreciation	7,940,606	*

Total		$9,430,959

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(444,679	)*
Foreign exchange contracts	Payables	(1,547,173)
Equity contracts	Payables, Net assets – Unrealized depreciation	(5,731,428	)*

Total		$(7,723,280)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(3,560,293)	$—	$(3,560,293)
Foreign exchange contracts	—	1,923,742	1,923,742
Equity contracts	(17,485,740)	—	(17,485,740)

Total	$(21,046,033)	$1,923,742	$(19,122,291)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Interest rate contracts	$268,334	$—	$268,334
Foreign exchange contracts	—	2,143,924	2,143,924
Equity contracts	2,362,839	—	2,362,839

Total	$2,631,173	$2,143,924	$4,775,097

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $385,389,000 and futures contracts with an average notional balance of approximately $758,276,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$590,372	$—	$—	$590,372
BNP Paribas	96,046	—	—	96,046
Goldman Sachs Bank USA	26,762	—	—	26,762
JPMorgan Chase Bank	383,833	(71,249)	—	312,584
Morgan Stanley	27,590	(27,590)	—	—
UBS AG	298,497	(298,497)	—	—

Total	$1,423,100	$(397,336)	$—	$1,025,764

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$44,861	$—	$—	$44,861
Credit Suisse	918,815	—	—	918,815
JPMorgan Chase Bank	71,249	(71,249)	—	—
Morgan Stanley	132,509	(27,590)	—	104,919
UBS AG	379,739	(298,497)		81,242

Total	$1,547,173	$(397,336)	$—	$1,149,837

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$165,811,387
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$154,929,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498,034,382
Aggregate gross unrealized depreciation	(87,897,743)

Net unrealized appreciation	$410,136,639

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,259,740,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,237,618,008)	$2,643,458,449
Repurchase Agreements (Cost $24,711,237)	24,711,237
Cash	71,697,894
Foreign cash (Cost $1,296,202)	1,291,966
Receivable for securities sold	16,797,905
Dividends, interest and other receivables	8,027,163
Unrealized appreciation on forward foreign currency contracts	1,423,100
Due from broker for futures variation margin	1,076,488
Receivable from Separate Accounts for Portfolio shares sold	805,563
Securities lending income receivable	37,033
Other assets	29,950

Total assets	2,769,356,748

LIABILITIES
Payable for return of collateral on securities loaned	24,711,237
Payable for securities purchased	10,871,395
Payable to Separate Accounts for Portfolio shares redeemed	1,694,645
Investment management fees payable	1,612,596
Unrealized depreciation on forward foreign currency contracts	1,547,173
Distribution fees payable – Class IB	566,815
Administrative fees payable	275,748
Accrued expenses	108,524

Total liabilities	41,388,133

NET ASSETS	$2,727,968,615

Net assets were comprised of:
Paid in capital	$2,350,746,448
Accumulated undistributed net investment income (loss)	14,932,170
Accumulated undistributed net realized gain (loss)	(45,255,182)
Net unrealized appreciation (depreciation)	407,545,179

Net assets	$2,727,968,615

Class IB
Net asset value, offering and redemption price per share, $2,727,968,615 / 209,829,966 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.00

(x)	Includes value of securities on loan of $24,654,646.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,196,662 foreign withholding tax)	$23,015,308
Interest	7,354,988
Securities lending (net)	260,169

Total income	30,630,465

EXPENSES
Investment management fees	9,778,857
Distribution fees – Class IB	3,438,127
Administrative fees	1,662,824
Printing and mailing expenses	102,474
Professional fees	67,235
Custodian fees	56,334
Trustees’ fees	30,331
Miscellaneous	32,507

Total expenses	15,168,689

NET INVESTMENT INCOME (LOSS)	15,461,776

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,131,526
Futures contracts	(21,046,033)
Forward foreign currency contracts	1,923,742
Foreign currency transactions	(328,538)

Net realized gain (loss)	(13,319,303)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(14,681,227)
Futures contracts	2,631,173
Forward foreign currency contracts	2,143,924
Foreign currency translations	(53,801)

Net change in unrealized appreciation (depreciation)	(9,959,931)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(23,279,234)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,817,458)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,461,776	$22,275,298
Net realized gain (loss)	(13,319,303)	21,031,370
Net change in unrealized appreciation (depreciation)	(9,959,931)	278,815,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,817,458)	322,121,762

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(32,126,017)
Distributions from net realized capital gains
Class IB	—	(40,430,564)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(72,556,581)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,551,874 and 14,571,118 shares, respectively ]	85,419,180	183,156,155
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,617,039 shares, respectively ]	—	72,556,581
Capital shares repurchased [ (11,034,874) and (18,789,188) shares, respectively ]	(143,798,139)	(236,094,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,378,959)	19,618,527

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,196,417)	269,183,708
NET ASSETS:
Beginning of period	2,794,165,032	2,524,981,324

End of period (a)	$2,727,968,615	$2,794,165,032

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,932,170	$(529,606)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class IB			2017		2016		2015	2014	2013
Net asset value, beginning of period	$13.04		$11.86		$11.64		$11.88	$11.53	$10.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11		0.07		0.05	0.04	0.02
Net realized and unrealized gain (loss)	(0.11)		1.41		0.37		(0.11)	0.51	1.63

Total from investment operations	(0.04)		1.52		0.44		(0.06)	0.55	1.65

Less distributions:
Dividends from net investment income	—		(0.15)		(0.05)		(0.09)	(0.10)	(0.03)
Distributions from net realized gains	—		(0.19)		(0.17)		(0.09)	(0.10)	(0.37)

Total dividends and distributions	—		(0.34)		(0.22)		(0.18)	(0.20)	(0.40)

Net asset value, end of period	$13.00		$13.04		$11.86		$11.64	$11.88	$11.53

Total return (b)	(0.31)%		12.91%		3.74%		(0.55)%	4.76%	16.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,727,969		$2,794,165		$2,524,981		$2,440,718	$2,043,744	$1,334,809
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.11	%(j)	1.12	%(k)	1.11%	1.15%	1.20%
Before waivers (a)(f)	1.10%		1.11%		1.12%		1.12%	1.15%	1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.12%		0.84%		0.57%		0.46%	0.38%	0.15%
Before waivers (a)(f)	1.12%		0.84%		0.56%		0.44%	0.38%	0.15%
Portfolio turnover rate (z)^	6%		9%		34%		39%	25%	41%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	40.4%
U.S. Government Agency Securities	35.1
Financials	6.6
Collateralized Mortgage Obligations	6.6
Asset-Backed Securities	3.9
Foreign Government Securities	2.2
Commercial Mortage-Backed Securities	1.5
Telecommunication Services	0.7
Health Care	0.5
Consumer Staples	0.4
Information Technology	0.2
Utilities	0.2
Municipal Bonds	0.1
Supranational	0.0	#
Energy	0.0	#
Repurchase Agreements	0.0	#
Materials	0.0	#
Industrials	0.0	#
Cash and Other	1.6

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,003.06	$4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.06
Class K
Actual	1,000.00	1,005.07	2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.81

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.9%)
BMW Floorplan Master Owner Trust,
Series 2015-1A A 2.573%, 7/15/20 (l)§	$5,074,000	$5,074,261
CLUB Credit Trust,
Series 2017-P2 A 2.610%, 1/15/24§	2,087,489	2,079,858
CNH Equipment Trust,
Series 2014-B A4 1.610%, 5/17/21	1,207,343	1,206,966
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A 3.390%, 7/15/25 (b)§	1,430,000	1,429,257
Delta Air Lines Pass-Through Trust,
Series 2009-1 A 7.750%, 12/17/19	24,412	25,847
Exeter Automobile Receivables Trust,
Series 2016-3A A 1.840%, 11/16/20§	255,303	254,823
Series 2017-2A A 2.110%, 6/15/21§	897,627	895,432
Series 2018-1A A 2.210%, 5/17/21§	2,841,470	2,832,466
Series 2018-2A A 2.790%, 7/15/21§	3,776,973	3,775,868
Flagship Credit Auto Trust,
Series 2017-2 A 1.850%, 7/15/21§	1,594,421	1,584,457
Series 2017-3 A 1.880%, 10/15/21§	1,604,774	1,593,970
Series 2017-4 A 2.070%, 4/15/22§	797,990	791,808
Ford Credit Floorplan Master Owner Trust A,
Series 2017-2 A1 2.160%, 9/15/22	2,073,000	2,033,352
GE Capital Credit Card Master Note Trust,
Series 2012-2 A 2.220%, 1/15/22	5,784,000	5,774,177
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3 1.410%, 6/15/20	401,396	400,830
Hertz Vehicle Financing II LP,
Series 2015-3A A 2.670%, 9/25/21§	4,605,000	4,531,411
Series 2017-1A A 2.960%, 10/25/21§	2,180,000	2,153,239
Marlette Funding Trust,
Series 2017-1A A 2.827%, 3/15/24§	508,135	507,863
Series 2017-2A A 2.390%, 7/15/24§	1,104,555	1,102,235
Series 2018-1A A 2.610%, 3/15/28§	3,497,721	3,487,837
SoFi Consumer Loan Program LLC,
Series 2016-2 A 3.090%, 10/27/25§	682,180	681,036
Series 2017-2 A 3.280%, 2/25/26§	1,300,118	1,299,823
Series 2017-5 A2 2.780%, 9/25/26§	2,590,000	2,548,668

SoFi Consumer Loan Program Trust,
Series 2018-1 A1 2.550%, 2/25/27§	2,911,862	2,898,664
Volvo Financial Equipment LLC,
Series 2015-1A A3 1.510%, 6/17/19§	167,447	167,400
Westlake Automobile Receivables Trust,
Series 2018-1A A1 1.750%, 2/15/19§	220,455	220,418
World Financial Network Credit Card Master Trust,
Series 2017-C A 2.310%, 8/15/24	2,325,000	2,280,321
Series 2018-A A 3.070%, 12/16/24	4,400,000	4,380,723

Total Asset-Backed Securities		56,013,010

Collateralized Mortgage Obligations (6.6%)
FHLMC,
Series 3017 CF 2.373%, 8/15/25 (l)	27,755	27,705
Series 3305 FT 2.473%, 7/15/34 (l)	122,490	122,816
Series 3349 FE 2.563%, 7/15/37 (l)	2,172,914	2,182,402
Series 3807 FM 2.573%, 2/15/41 (l)	78,531	79,186
Series 3927 FH 2.523%, 9/15/41 (l)	114,575	114,998
Series 4029 LD 1.750%, 1/15/27	5,577,210	5,350,748
Series 4087 FB 2.543%, 7/15/42 (l)	2,099,370	2,114,739
Series 4286 VF 2.523%, 12/15/43 (l)	1,976,649	1,993,249
Series 4350 KF 2.237%, 1/15/39 (l)	1,286,067	1,266,598
Series 4457 BA 3.000%, 7/15/39	7,751,486	7,643,518
Series 4459 CA 5.000%, 12/15/34	2,634,886	2,746,691
Series 4459 DA 5.500%, 10/15/35	1,117,059	1,124,310
Series 4483 A 3.000%, 12/15/29	5,568,791	5,575,994
Series 4486 JN 2.000%, 11/15/24	8,750,258	8,431,943
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1 M3 6.241%, 1/25/25 (l)	2,450,240	2,630,557
Series 2015-DNA3 M2 4.941%, 4/25/28 (l)	620,541	643,215
Series 2015-HQ1 M2 4.291%, 3/25/25 (l)	273,894	275,102
Series 2015-HQ2 M2 4.041%, 5/25/25 (l)	2,911,132	2,987,468
Series 2015-HQA1 M2 4.741%, 3/25/28 (l)	1,954,776	1,991,023
Series 2016-DNA4 M1 2.891%, 3/25/29 (l)	250,320	250,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2016-HQA2 M2 4.341%, 11/25/28 (l)	$2,302,872	$2,357,509
Series 2017-DNA1 M1 3.291%, 7/25/29 (l)	765,181	771,164
Series 2017-DNA2 M1 3.291%, 10/25/29 (l)	1,913,125	1,934,433
FNMA,
Series 2006-42 CF 2.541%, 6/25/36 (l)	116,718	117,322
Series 2007-109 GF 2.771%, 12/25/37 (l)	165,603	168,406
Series 2010-39 FT 3.041%, 10/25/35 (l)	4,412,840	4,523,505
Series 2011-53 FT 2.671%, 6/25/41 (l)	380,948	386,282
Series 2011-86 KF 2.641%, 9/25/41 (l)	348,464	351,970
Series 2011-86 NF 2.641%, 9/25/41 (l)	181,137	182,831
Series 2012-65 FA 2.541%, 6/25/42 (l)	95,914	96,167
Series 2013-121 FA 2.491%, 12/25/43 (l)	1,344,509	1,348,289
Series 2014-49 AF 2.207%, 8/25/44 (l)	5,431,318	5,424,395
Series 2014-54 LA 3.000%, 2/25/44	2,054,259	2,039,121
Series 2014-C01 M1 3.691%, 1/25/24 (l)	212,647	214,066
Series 2014-C04 2M2 7.091%, 11/25/24 (l)	2,247,369	2,532,990
Series 2015-72 PC 3.000%, 10/25/43	6,287,426	6,285,675
Series 2016-C03 1M1 4.091%, 10/25/28 (l)	2,189,037	2,218,875
Series 2016-C03 2M1 4.291%, 10/25/28 (l)	816,043	819,942
Series 2016-C04 1M1 3.541%, 1/25/29 (l)	798,538	804,697
Series 2016-C05 2M1 3.441%, 1/25/29 (l)	480,128	482,130
Series 2016-C06 1M1 3.391%, 4/25/29 (l)	3,240,956	3,268,798
Series 2016-C07 2M1 3.391%, 5/25/29 (l)	807,625	810,647
Series 2017-C01 1M1 3.391%, 7/25/29 (l)	1,681,690	1,694,217
Series 2017-C02 2M1 3.241%, 9/25/29 (l)	1,869,636	1,880,109
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A 2.585%, 12/8/20 (l)	4,852,747	4,873,915
Series 2010-R3 2A 2.585%, 12/8/20 (l)	543,798	546,761
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1 4.941%, 11/25/25 (b)(l)§	275,598	277,277

Total Collateralized Mortgage Obligations		93,964,296

Commercial Mortgage-Backed Securities (1.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 3.073%, 11/15/33 (l)§	3,005,000	3,032,752
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§	2,000,000	1,994,953
Great Wolf Trust,
Series 2017-WOLF A 3.073%, 9/15/34 (l)§	2,267,000	2,267,061
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§	216,437	216,360
Series 2012-C8 C 4.761%, 10/15/45 (l)§	1,752,000	1,766,976
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D 5.000%, 7/15/56	1,550,000	1,400,336
Series 2015-XLF2 SNMA 3.996%, 11/15/26 (b)(l)§	1,236,996	1,235,228
Starwood Retail Property Trust,
Series 2014-STAR A 3.293%, 11/15/27 (l)§	4,729,849	4,734,544
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C 5.392%, 2/15/44 (l)§	1,985,000	2,042,532
Series 2014-C24 A2 2.863%, 11/15/47	2,906,740	2,892,710

Total Commercial Mortgage-Backed Securities		21,583,452

Corporate Bonds (8.6%)
Consumer Staples (0.4%)
Beverages (0.1%)
Molson Coors Brewing Co. 2.250%, 3/15/20	1,520,000	1,494,350

Food & Staples Retailing (0.3%)
Kroger Co. (The) 6.150%, 1/15/20	3,510,000	3,664,857

Total Consumer Staples		5,159,207

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Energy Transfer Partners LP 9.700%, 3/15/19	69,000	72,138
EOG Resources, Inc. 6.875%, 10/1/18	31,000	31,331
Nexen Energy ULC 6.200%, 7/30/19	25,000	25,750

Total Energy		129,219

Financials (6.6%)
Banks (4.2%)
Banco Santander SA 3.500%, 4/11/22	2,600,000	2,535,209
Bank of Nova Scotia (The) 2.500%, 1/8/21	3,055,000	3,007,087
BB&T Corp. 2.625%, 6/29/20	1,284,000	1,273,114
BNP Paribas SA 2.375%, 5/21/20	1,468,000	1,445,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23 (k)	$4,500,000	$4,412,134
Credit Agricole SA 2.750%, 6/10/20§	2,219,000	2,188,046
Huntington National Bank (The) 2.375%, 3/10/20	4,715,000	4,651,462
ING Groep NV 3.150%, 3/29/22	3,156,000	3,094,055
KeyBank NA 2.500%, 11/22/21	4,000,000	3,901,864
Manufacturers & Traders Trust Co. 2.300%, 1/30/19	4,680,000	4,669,483
2.625%, 1/25/21	2,500,000	2,460,407
MUFG Bank Ltd. 2.300%, 3/5/20§	2,600,000	2,560,515
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.612%, 1/22/21 (k)	5,200,000	5,199,446
Sumitomo Mitsui Banking Corp. 1.966%, 1/11/19	4,883,000	4,863,799
US Bancorp
(ICE LIBOR USD 3 Month + 0.49%), 2.833%, 11/15/18 (k)	3,195,000	3,201,369
Wells Fargo & Co. 2.125%, 4/22/19	2,194,000	2,184,691
3.069%, 1/24/23	3,081,000	2,988,082
Westpac Banking Corp. 2.650%, 1/25/21	5,197,000	5,115,351

		59,751,542

Capital Markets (0.5%)
Deutsche Bank AG 3.150%, 1/22/21	2,227,000	2,158,242
UBS AG 2.200%, 6/8/20§	5,479,000	5,369,177

		7,527,419

Consumer Finance (1.3%)
Caterpillar Financial Services Corp. 2.100%, 1/10/20	3,900,000	3,858,613
General Motors Financial Co., Inc. 3.150%, 1/15/20 (x)	3,800,000	3,794,013
Harley-Davidson Financial Services, Inc. 2.250%, 1/15/19§	6,570,000	6,550,561
Hertz Vehicle Financing II LP 2.730%, 3/25/21	4,695,000	4,643,844

		18,847,031

Insurance (0.4%)
Metropolitan Life Global Funding I 2.500%, 12/3/20§	5,000,000	4,921,369
Reinsurance Group of America, Inc. 6.450%, 11/15/19	31,000	32,332

		4,953,701

Thrifts & Mortgage Finance (0.2%)
BPCE SA 2.650%, 2/3/21	2,980,000	2,915,374

Total Financials		93,995,067

Health Care (0.5%)
Biotechnology (0.5%)
Biogen, Inc. 4.050%, 9/15/25	3,541,000	3,564,337
Gilead Sciences, Inc. 2.550%, 9/1/20	3,645,000	3,599,729

Total Health Care		7,164,066

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp. 4.875%, 3/1/20	31,000	31,833

Total Industrials		31,833

Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co. 2.100%, 10/4/19§	3,696,000	3,646,080

Total Information Technology		3,646,080

Materials (0.0%)
Containers & Packaging (0.0%)
Avery Dennison Corp. 5.375%, 4/15/20	31,000	31,985

Total Materials		31,985

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc. 5.800%, 2/15/19	4,355,000	4,432,293
4.125%, 2/17/26	2,943,000	2,869,303

		7,301,596

Wireless Telecommunication Services (0.2%)
Crown Castle Towers LLC 4.883%, 8/15/20§	2,537,000	2,594,947

Total Telecommunication Services		9,896,543

Utilities (0.2%)
Electric Utilities (0.0%)
Duke Energy Florida LLC 4.550%, 4/1/20	15,000	15,384
PacifiCorp 5.650%, 7/15/18	154,000	154,159

		169,543

Independent Power and Renewable Electricity Producers (0.2%)
Exelon Generation Co. LLC 2.950%, 1/15/20	2,199,000	2,191,924

Total Utilities		2,361,467

Total Corporate Bonds		122,415,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Foreign Government Securities (2.2%)
Iraq Government AID Bond 2.149%, 1/18/22	$10,289,000	$9,983,249
Kingdom of Jordan 2.578%, 6/30/22	5,000,000	4,965,500
Republic of Korea 7.125%, 4/16/19	154,000	159,036
Republic of Panama 5.200%, 1/30/20	462,000	477,015
State of Israel 5.125%, 3/26/19	138,000	140,242
State of Qatar 3.875%, 4/23/23§	1,851,000	1,848,686
Ukraine Government AID Bonds 1.471%, 9/29/21	14,700,000	14,075,250

Total Foreign Government Securities		31,648,978

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	20,677
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	6,000	7,376
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	6,000	6,333
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	8,000	10,057
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.845%, 1/1/38	8,000	8,431
6.395%, 1/1/40	6,000	7,943
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	11,000	14,294
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	10,162
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	92,000	108,934
City of New York, General Obligation Bonds, Series 2009-A1 5.206%, 10/1/31	46,000	52,452

Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	8,385
County of Clark Airport System, Revenue Bonds, Series 2009B 6.881%, 7/1/42	6,000	6,242
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	31,000	43,319
6.750%, 8/1/49	61,000	88,817
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.755%, 7/1/29	6,000	7,023
5.750%, 7/1/34	7,000	8,487
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	8,092
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	6,000	7,920
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	38,000	48,047
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B 5.192%, 8/1/40	45,000	51,038
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	10,665
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548%, 11/15/31	6,000	7,433
6.648%, 11/15/39	6,000	7,912
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	89,000	130,757
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	38,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

North Texas Tollway Authority System, Revenue Bonds, Series 2009B 6.718%, 1/1/49	$8,000	$11,357
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	61,000	69,910
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	9,000	11,070
5.561%, 12/1/49	7,000	8,828
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	6,000	7,141
6.918%, 4/1/40	6,000	8,268
7.043%, 4/1/50	6,000	8,775
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2 6.263%, 4/1/49	7,000	9,724
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	8,541
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	6,000	6,284
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500%, 3/15/30	31,000	35,190
5.600%, 3/15/40	6,000	7,342
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	9,357
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481%, 8/1/39	6,000	7,336
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.090%, 8/1/33	6,000	6,865
5.140%, 8/1/40	31,000	36,904

Total Municipal Bonds		972,213

Supranational (0.0%)
Corp. Andina de Fomento 8.125%, 6/4/19	46,000	48,140

Inter-American Development Bank 3.875%, 2/14/20	307,000	313,077

Total Supranational		361,217

U.S. Government Agency Securities (32.5%)
FFCB 1.300%, 12/14/18	14,111,000	14,050,231
FHLB 0.625%, 8/7/18	119,705,000	119,529,884
2.000%, 9/14/18	53,000,000	52,979,235
1.250%, 1/16/19	25,000,000	24,867,632
2.375%, 3/30/20	9,000,000	8,972,581
2.625%, 5/28/20	20,550,000	20,562,388
5.500%, 7/15/36	12,000	15,674
FHLMC 1.250%, 9/26/18	30,000,000	29,933,580
0.875%, 10/12/18	19,001,000	18,933,541
1.050%, 10/26/18	4,976,000	4,959,043
2.750%, 6/19/23	2,717,000	2,707,020
FNMA 1.875%, 9/18/18	20,000,000	19,987,526
1.125%, 10/19/18	37,000,000	36,899,005
1.625%, 11/27/18	81,000,000	80,863,637
2.500%, 4/13/21	14,000,000	13,935,433
2.750%, 6/22/21	14,289,000	14,308,184

Total U.S. Government Agency Securities		463,504,594

U.S. Treasury Obligations (39.0%)
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/19 TIPS	31,644,454	31,454,701
0.125%, 4/15/20 TIPS	31,620,303	31,282,921
0.125%, 4/15/21 TIPS	13,589,278	13,377,530
U.S. Treasury Notes 0.750%, 10/31/18	76,269,500	75,953,698
1.250%, 12/15/18	103,918,000	103,512,481
0.750%, 2/15/19	170,537,000	168,984,840
3.375%, 11/15/19	25,588,000	25,895,854
2.250%, 2/29/20	16,337,000	16,269,674
2.250%, 3/31/20	23,354,000	23,248,361
1.750%, 10/31/20	26,354,000	25,860,479
2.625%, 11/15/20	25,151,000	25,173,007
2.000%, 11/30/20	14,592,000	14,391,474

Total U.S. Treasury Obligations		555,405,020

Total Long-Term Debt Securities (94.4%) (Cost $1,351,929,350)		1,345,868,247

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $50,009, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $51,000. (xx)	50,000	50,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $4,138, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $4,220. (xx)	$4,137	$4,137
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $4,144, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $4,226. (xx)	4,143	4,143
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $6,434, collateralized by various Common Stocks; total market value $7,155. (xx)	6,433	6,433
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $3,007, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $3,066. (xx)	3,006	3,006
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $18,072, collateralized by various Common Stocks; total market value $20,109. (xx)	18,069	18,069
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $17,465, collateralized by various Common Stocks; total market value $19,433. (xx)	17,462	17,462

Total Repurchase Agreements		103,250

U.S. Government Agency Securities (2.6%)
FHLB 1.61%, 7/20/18 (o)(p)	8,720,000	8,712,221
1.83%, 9/5/18 (o)(p)	28,740,000	28,642,255

Total U.S. Government Agency Securities		37,354,476

U.S. Treasury Obligations (1.4%)
U.S. Treasury Bills 2.16%, 2/28/19 (p)	19,458,000	19,178,615

Total Short-Term Investments (4.0%) (Cost $56,651,584)		56,636,341

Total Investments in Securities (98.4%) (Cost $1,408,580,934)		1,402,504,588
Other Assets Less Liabilities (1.6%)		22,383,485

Net Assets (100%)		$1,424,888,073

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $87,157,858 or 6.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $3,158,122 or 0.2% of net assets.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $101,260. This was secured by cash collateral of $103,250 which was subsequently invested in joint repurchase agreements with a total value of $103,250, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	297	9/2018	USD	62,912,954	32,131

					32,131

Short Contracts
U.S. Treasury 10 Year Note	(131)	9/2018	USD	(15,744,563)	(84,131)
U.S. Treasury 5 Year Note	(315)	9/2018	USD	(35,789,414)	(70,562)
U.S. Treasury Long Bond	(8)	9/2018	USD	(1,160,000)	(37,136)

					(191,829)

					(159,698)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$56,013,010	$—	$56,013,010
Collateralized Mortgage Obligations	—	93,964,296	—	93,964,296
Commercial Mortgage-Backed Securities	—	21,583,452	—	21,583,452
Corporate Bonds
Consumer Staples	—	5,159,207	—	5,159,207
Energy	—	129,219	—	129,219
Financials	—	93,995,067	—	93,995,067
Health Care	—	7,164,066	—	7,164,066
Industrials	—	31,833	—	31,833
Information Technology	—	3,646,080	—	3,646,080
Materials	—	31,985	—	31,985
Telecommunication Services	—	9,896,543	—	9,896,543
Utilities	—	2,361,467	—	2,361,467
Foreign Government Securities	—	31,648,978	—	31,648,978
Futures	32,131	—	—	32,131
Municipal Bonds	—	972,213	—	972,213
Short-Term Investments
Repurchase Agreements	—	103,250	—	103,250
U.S. Government Agency Securities	—	37,354,476	—	37,354,476
U.S. Treasury Obligations	—	19,178,615	—	19,178,615
Supranational	—	361,217	—	361,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Government Agency Securities	$—	$463,504,594	$—	$463,504,594
U.S. Treasury Obligations	—	555,405,020	—	555,405,020

Total Assets	$32,131	$1,402,504,588	$—	$1,402,536,719

Liabilities:
Futures	$(191,829)	$—	$—	$(191,829)

Total Liabilities	$(191,829)	$—	$—	$(191,829)

Total	$(159,698)	$1,402,504,588	$—	$1,402,344,890

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$32,131	*

Total		$32,131

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(191,829	)*

Total		$(191,829)

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Interest rate contracts	$759,458	$759,458

Total	$759,458	$759,458

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Interest rate contracts	$(355,463)	$(355,463)

Total	$(355,463)	$(355,463)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $ 137,544,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$171,185,258
Long-term U.S. government debt securities	357,066,938

$528,252,196

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,193,885
Long-term U.S. government debt securities	71,206,079

$138,399,964

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$687,450
Aggregate gross unrealized depreciation	(7,119,259)

Net unrealized depreciation	$(6,431,809)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,408,776,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,408,477,684)	$1,402,401,338
Repurchase Agreements (Cost $103,250)	103,250
Cash	19,625,415
Cash held as collateral at broker	287,361
Dividends, interest and other receivables	4,209,872
Receivable for securities sold	108,078
Due from broker for futures variation margin	31,785
Receivable from Separate Accounts for Portfolio shares sold	17,012
Securities lending income receivable	267
Other assets	15,614

Total assets	1,426,799,992

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	998,729
Investment management fees payable	516,728
Administrative fees payable	114,621
Distribution fees payable – Class IB	105,335
Payable for return of collateral on securities loaned	103,250
Trustees’ fees payable	280
Accrued expenses	72,976

Total liabilities	1,911,919

NET ASSETS	$1,424,888,073

Net assets were comprised of:
Paid in capital	$1,430,707,003
Accumulated undistributed net investment income (loss)	8,672,412
Accumulated undistributed net realized gain (loss)	(8,255,298)
Net unrealized appreciation (depreciation)	(6,236,044)

Net assets	$1,424,888,073

Class IB
Net asset value, offering and redemption price per share, $512,535,823 / 52,011,403 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class K
Net asset value, offering and redemption price per share, $912,352,250 / 91,984,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

(x)	Includes value of securities on loan of $101,260.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$13,353,362
Securities lending (net)	1,378

Total income	13,354,740

EXPENSES
Investment management fees	3,174,567
Administrative fees	703,776
Distribution fees – Class IB	646,101
Printing and mailing expenses	53,699
Professional fees	44,377
Custodian fees	17,356
Trustees’ fees	16,061
Miscellaneous	26,391

Total expenses	4,682,328

NET INVESTMENT INCOME (LOSS)	8,672,412

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(11,848)
Futures contracts	759,458

Net realized gain (loss)	747,610

Change in unrealized appreciation (depreciation) on:
Investments in securities	(3,251,522)
Futures contracts	(355,463)

Net change in unrealized appreciation (depreciation)	(3,606,985)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,859,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,813,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,672,412	$8,284,740
Net realized gain (loss)	747,610	(1,313,696)
Net change in unrealized appreciation (depreciation)	(3,606,985)	(1,042,280)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,813,037	5,928,764

DIVIDENDS:
Dividends from net investment income
Class IB	—	(2,683,280)
Class K	—	(7,104,144)

TOTAL DIVIDENDS	—	(9,787,424)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,306,430 and 2,971,310 shares, respectively ]	22,674,804	29,281,717
Capital shares issued in reinvestment of dividends [ 0 and 273,202 shares, respectively ]	—	2,683,280
Capital shares repurchased [ (4,663,304) and (9,055,428) shares, respectively ]	(45,837,326)	(89,240,367)

Total Class IB transactions	(23,162,522)	(57,275,370)

Class K
Capital shares sold [ 1,199,108 and 4,395,576 shares, respectively ]	11,858,517	43,579,299
Capital shares issued in reinvestment of dividends [ 0 and 719,618 shares, respectively ]	—	7,104,144
Capital shares repurchased [ (6,015,059) and (6,755,845) shares, respectively ]	(59,474,874)	(67,015,643)

Total Class K transactions	(47,616,357)	(16,332,200)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(70,778,879)	(73,607,570)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,965,842)	(77,466,230)
NET ASSETS:
Beginning of period	1,489,853,915	1,567,320,145

End of period (a)	$1,424,888,073	$1,489,853,915

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,672,412	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				May 20, 2013* to December 31, 2013
Class IB		2017	2016	2015	2014
Net asset value, beginning of period	$9.82	$9.85	$9.84	$9.89	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.04	(0.01)	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	(0.02)	(0.02)	0.03	(0.02)	(0.01)	(0.04)

Total from investment operations	0.03	0.02	0.02	(0.05)	(0.05)	(0.06)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.01)	—	—	—

Net asset value, end of period	$9.85	$9.82	$9.85	$9.84	$9.89	$9.94

Total return (b)	0.31%	0.19%	0.20%	(0.51)%	(0.50)%	(0.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$512,536	$534,027	$592,703	$662,903	$743,593	$877,376
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81%	0.82%	0.82%	0.82%	0.82%	0.83	%(dd)
Before waivers (a)(f)	0.81%	0.82%	0.82%	0.82%	0.82%	0.83	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.04%	0.38%	(0.05)%	(0.30)%	(0.40)%	(0.25	)%(l)(dd)
Before waivers (a)(f)	1.04%	0.38%	(0.05)%	(0.30)%	(0.40)%	(0.25	)%(l)(dd)
Portfolio turnover rate (z)^	20%	47%	63%	53%	78%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				November 19, 2013** to December 31, 2013		May 20, 2013* to August 23, 2013‡
Class K		2017	2016	2015	2014
Net asset value, beginning of period	$9.87	$9.90	$9.90	$9.92	$9.94	$9.95		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.06	0.02	— #	(0.02)	—	#	0.03
Net realized and unrealized gain (loss)	(0.01)	(0.02)	0.01	(0.02)	— #	(0.01)		(0.07)

Total from investment operations	0.05	0.04	0.03	(0.02)	(0.02)	(0.01)		(0.04)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.03)	—	—	—		—

Net asset value, end of period	$9.92	$9.87	$9.90	$9.90	$9.92	$9.94		$9.96

Total return (b)	0.51%	0.44%	0.35%	(0.20)%	(0.20)%	(0.10)%		(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$912,352	$955,827	$974,617	$977,667	$914,906	$122,560		$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56%	0.57%	0.57%	0.57%	0.57%	0.63	%(dd)	0.65	%(dd)
Before waivers (a)(f)	0.56%	0.57%	0.57%	0.57%	0.57%	0.63	%(dd)	1.30	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.29%	0.63%	0.20%	(0.04)%	(0.15)%	(0.10	)%(l)(dd)	1.33	%(l)(dd)
Before waivers (a)(f)	1.29%	0.63%	0.20%	(0.04)%	(0.15)%	(0.10	)%(l)(dd)	0.68	%(l)(dd)
Portfolio turnover rate (z)^	20%	47%	63%	53%	78%	38%		38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	On August 23, 2013 operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(dd)	During the period, the Portfolio waived and then recouped the waived expenses.

See Notes to Financial Statements.

AXA/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	21.0%
Industrials	20.0
Health Care	16.4
Consumer Discretionary	14.9
Financials	12.6
Repurchase Agreements	6.6
Energy	3.6
Real Estate	3.5
Materials	3.5
Utilities	1.6
Consumer Staples	1.3
Telecommunication Services	0.9
Cash and Other	(5.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,109.09	$4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.24	4.60
Class IB
Actual	1,000.00	1,109.11	4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.24	4.60
Class K
Actual	1,000.00	1,110.57	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.48	3.35

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$732,876
Cooper Tire & Rubber Co.	23,800	625,940
Cooper-Standard Holdings, Inc.*	8,700	1,136,829
Dana, Inc.	69,100	1,395,129
Dorman Products, Inc.*	14,000	956,340
Fox Factory Holding Corp.*	17,000	791,350
Gentherm, Inc.*	19,800	778,140
LCI Industries	11,300	1,018,695
Modine Manufacturing Co.*	23,400	427,050
Motorcar Parts of America, Inc. (x)*	6,000	112,260
Standard Motor Products, Inc.	10,800	522,072
Stoneridge, Inc.*	12,500	439,250
Superior Industries International, Inc.	9,700	173,630
Tenneco, Inc.	25,400	1,116,584
Tower International, Inc.	5,600	178,080

		10,404,225

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	657,720

Distributors (0.0%)
Core-Mark Holding Co., Inc.	27,600	626,520
Funko, Inc., Class A (x)*	5,700	71,535
Weyco Group, Inc.	3,100	112,840

		810,895

Diversified Consumer Services (2.8%)
Adtalem Global Education, Inc.*	28,000	1,346,800
American Public Education, Inc.*	7,450	313,645
Bright Horizons Family Solutions, Inc.*	175,895	18,032,755
Cambium Learning Group, Inc.*	4,700	52,405
Capella Education Co.	6,550	646,485
Career Education Corp.*	34,500	557,865
Carriage Services, Inc.	1,500	36,825
Chegg, Inc.*	529,386	14,711,637
Grand Canyon Education, Inc.*	167,567	18,702,154
Houghton Mifflin Harcourt Co.*	69,300	530,145
K12, Inc.*	12,300	201,351
Laureate Education, Inc., Class A*	25,700	368,281
Regis Corp.*	20,210	334,273
Sotheby’s*	18,500	1,005,290
Strayer Education, Inc.	5,800	655,458
Weight Watchers International, Inc.*	18,200	1,840,020

		59,335,389

Hotels, Restaurants & Leisure (3.4%)
BBX Capital Corp. (x)	2,300	20,769
Belmond Ltd., Class A*	43,700	487,255
Biglari Holdings, Inc., Class A*	177	168,150
BJ’s Restaurants, Inc.	11,800	708,000
Bloomin’ Brands, Inc.	51,100	1,027,110
Bluegreen Vacations Corp. (x)	1,500	35,700
Bojangles’, Inc.*	5,900	84,960
Boyd Gaming Corp.	39,200	1,358,672
Brinker International, Inc. (x)	23,900	1,137,640
Carrols Restaurant Group, Inc.*	12,200	181,170
Century Casinos, Inc.*	2,900	25,375
Cheesecake Factory, Inc. (The)	22,000	1,211,320
Chipotle Mexican Grill, Inc.*	14,390	6,207,414
Churchill Downs, Inc.	6,300	1,867,950
Chuy’s Holdings, Inc.*	2,500	76,750
Cracker Barrel Old Country Store, Inc. (x)	10,000	1,562,100
Dave & Buster’s Entertainment, Inc.*	19,800	942,480
Del Frisco’s Restaurant Group, Inc.*	2,000	25,200
Del Taco Restaurants, Inc.*	5,100	72,318
Denny’s Corp.*	29,712	473,312
Dine Brands Global, Inc.	11,300	845,240
Drive Shack, Inc.*	10,000	77,200
El Pollo Loco Holdings, Inc.*	3,500	39,900
Eldorado Resorts, Inc. (x)*	31,014	1,212,647
Empire Resorts, Inc. (x)*	1,200	23,760
Fiesta Restaurant Group, Inc.*	7,400	212,380
Golden Entertainment, Inc.*	5,800	156,542
Hilton Grand Vacations, Inc.*	454,529	15,772,156
ILG, Inc.	50,413	1,665,141
International Speedway Corp., Class A	12,900	576,630
J Alexander’s Holdings, Inc.*	3,082	34,364
Jack in the Box, Inc.	13,700	1,166,144
Lindblad Expeditions Holdings, Inc.*	4,600	60,950
Marriott Vacations Worldwide Corp.	11,700	1,321,632
Monarch Casino & Resort, Inc.*	7,400	325,970
Nathan’s Famous, Inc.	400	37,640
Noodles & Co.*	7,600	93,480
OBH, Inc.*	770	141,287
Papa John’s International, Inc.	14,166	718,500
Penn National Gaming, Inc.*	39,800	1,336,882
Pinnacle Entertainment, Inc.*	31,700	1,069,241
Planet Fitness, Inc., Class A*	451,024	19,817,996
PlayAGS, Inc.*	3,400	92,038
Potbelly Corp.*	2,100	27,195
RCI Hospitality Holdings, Inc.	900	28,485
Red Lion Hotels Corp.*	2,400	27,960
Red Robin Gourmet Burgers, Inc.*	9,600	447,360
Red Rock Resorts, Inc., Class A	33,000	1,105,500
Ruth’s Hospitality Group, Inc.	10,200	286,110
Scientific Games Corp., Class A*	26,200	1,287,730
SeaWorld Entertainment, Inc. (x)*	37,500	818,250
Shake Shack, Inc., Class A (x)*	10,400	688,272
Sonic Corp. (x)	16,800	578,256
Speedway Motorsports, Inc.	3,800	65,968
Texas Roadhouse, Inc.	31,100	2,037,361
Wingstop, Inc.	14,100	734,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zoe’s Kitchen, Inc. (x)*	3,300	$32,208

		72,636,912

Household Durables (0.7%)
AV Homes, Inc.*	8,300	177,620
Bassett Furniture Industries, Inc.	800	22,040
Beazer Homes USA, Inc.*	14,200	209,450
Cavco Industries, Inc.*	4,800	996,720
Century Communities, Inc.*	12,100	381,755
Ethan Allen Interiors, Inc.	12,200	298,900
Flexsteel Industries, Inc.	700	27,930
GoPro, Inc., Class A (x)*	35,800	230,552
Green Brick Partners, Inc.*	2,700	26,460
Hamilton Beach Brands Holding Co., Class A	1,000	29,050
Helen of Troy Ltd.*	15,200	1,496,440
Hooker Furniture Corp.	1,700	79,730
Hovnanian Enterprises, Inc., Class A*	24,600	40,098
Installed Building Products, Inc.*	10,400	588,120
iRobot Corp. (x)*	14,119	1,069,797
KB Home	40,700	1,108,668
La-Z-Boy, Inc.	25,600	783,360
LGI Homes, Inc. (x)*	8,400	484,932
Lifetime Brands, Inc.	2,700	34,155
M/I Homes, Inc.*	12,800	338,944
M.D.C. Holdings, Inc.	21,864	672,755
Meritage Homes Corp.*	17,900	786,705
New Home Co., Inc. (The)*	2,200	21,934
PICO Holdings, Inc.*	2,900	33,785
Roku, Inc. (x)*	20,400	869,448
Skyline Champion Corp. (x)	1,100	38,544
Taylor Morrison Home Corp., Class A*	51,300	1,066,014
TopBuild Corp.*	16,200	1,269,108
TRI Pointe Group, Inc.*	71,275	1,166,059
Tupperware Brands Corp.	24,200	998,008
Universal Electronics, Inc.*	9,500	313,975
William Lyon Homes, Class A*	11,300	262,160
ZAGG, Inc.*	5,700	98,610

		16,021,826

Internet & Direct Marketing Retail (1.5%)
1-800-Flowers.com, Inc., Class A*	5,000	62,750
Duluth Holdings, Inc., Class B (x)*	5,400	128,466
Fluent, Inc. (x)*	7,500	18,375
Groupon, Inc.*	207,900	893,970
Lands’ End, Inc.*	8,400	234,360
Liberty Expedia Holdings, Inc., Class A*	25,700	1,129,258
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	660,100
Nutrisystem, Inc.	15,100	581,350
Overstock.com, Inc. (x)*	8,000	269,200
PetMed Express, Inc. (x)	9,600	422,880
Shutterfly, Inc.*	140,150	12,617,705
Wayfair, Inc., Class A (x)*	131,210	15,582,499

		32,600,913

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	357,116
American Outdoor Brands Corp. (x)*	25,300	304,359
Callaway Golf Co.	47,000	891,590
Johnson Outdoors, Inc., Class A	1,300	109,889
Malibu Boats, Inc., Class A*	9,700	406,818
Marine Products Corp.	24,900	442,722
MCBC Holdings, Inc.*	3,600	104,220
Nautilus, Inc.*	9,100	142,870
Sturm Ruger & Co., Inc. (x)	8,300	464,800
Vista Outdoor, Inc.*	27,800	430,622

		3,655,006

Media (0.7%)
AMC Entertainment Holdings, Inc., Class A (x)	26,562	422,336
Boston Omaha Corp., Class A*	900	18,963
Central European Media Enterprises Ltd., Class A*	9,500	39,425
Clear Channel Outdoor Holdings, Inc., Class A	7,300	31,390
Daily Journal Corp. (x)*	200	46,040
Emerald Expositions Events, Inc.	4,500	92,700
Entercom Communications Corp., Class A (x)	59,600	449,980
Entravision Communications Corp., Class A	9,500	47,500
Eros International plc*	8,000	104,000
EW Scripps Co. (The), Class A	40,165	537,809
Gannett Co., Inc.	61,400	656,980
Gray Television, Inc.*	29,100	459,780
Hemisphere Media Group, Inc.*	2,800	36,680
IMAX Corp.*	33,100	733,165
Liberty Latin America Ltd., Class A*	20,500	391,960
Liberty Latin America Ltd., Class C*	53,600	1,038,768
Liberty Media Corp.-Liberty Braves, Class A*	2,300	59,133
Liberty Media Corp.-Liberty Braves, Class C*	16,500	426,690
LiveXLive Media, Inc. (x)*	2,400	13,848
Loral Space & Communications, Inc.*	5,200	195,520
Marcus Corp. (The)	5,600	182,000
MDC Partners, Inc., Class A*	13,950	64,170
Meredith Corp. (x)	20,100	1,025,100
MSG Networks, Inc., Class A*	31,100	744,845
National CineMedia, Inc.	25,100	210,840
New Media Investment Group, Inc.	26,000	480,480
New York Times Co. (The), Class A (x)	60,500	1,566,951
Nexstar Media Group, Inc., Class A	20,406	1,497,800
Reading International, Inc., Class A*	1,600	25,520
Scholastic Corp.	13,300	589,323
Sinclair Broadcast Group, Inc., Class A	36,300	1,167,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
TEGNA, Inc.	102,200	$1,108,870
tronc, Inc.*	5,100	88,128
WideOpenWest, Inc. (x)*	9,300	89,838
World Wrestling Entertainment, Inc., Class A (x)	18,900	1,376,298

		16,019,875

Multiline Retail (0.8%)
Big Lots, Inc.	23,200	969,296
Dillard’s, Inc., Class A (x)	7,400	699,300
JC Penney Co., Inc. (x)*	150,800	352,872
Ollie’s Bargain Outlet Holdings, Inc.*	206,795	14,992,638
Sears Holdings Corp. (x)*	20,700	49,059

		17,063,165

Specialty Retail (3.9%)
Aaron’s, Inc.	34,300	1,490,335
Abercrombie & Fitch Co., Class A	38,100	932,688
American Eagle Outfitters, Inc.	87,000	2,022,750
America’s Car-Mart, Inc.*	1,200	74,280
Asbury Automotive Group, Inc.*	11,400	781,470
Ascena Retail Group, Inc.*	45,464	181,174
At Home Group, Inc.*	12,500	489,375
Barnes & Noble Education, Inc.*	3,800	21,432
Barnes & Noble, Inc.	19,600	124,460
Bed Bath & Beyond, Inc. (x)	63,400	1,263,245
Boot Barn Holdings, Inc.*	13,000	269,750
Buckle, Inc. (The) (x)	14,700	395,430
Burlington Stores, Inc.*	104,810	15,777,049
Caleres, Inc.	20,300	698,117
Camping World Holdings, Inc., Class A (x)	14,700	367,206
Carvana Co. (x)*	10,500	436,800
Cato Corp. (The), Class A	6,800	167,416
Chico’s FAS, Inc.	78,600	639,804
Children’s Place, Inc. (The)	9,845	1,189,276
Citi Trends, Inc.	1,100	30,184
Conn’s, Inc. (x)*	9,800	323,400
DSW, Inc., Class A	35,100	906,282
Express, Inc.*	25,300	231,495
Five Below, Inc.*	218,099	21,310,452
Floor & Decor Holdings, Inc., Class A*	306,839	15,136,368
GameStop Corp., Class A (x)	47,300	689,161
Genesco, Inc.*	10,800	428,760
GNC Holdings, Inc., Class A (x)*	65,300	229,856
Group 1 Automotive, Inc.	12,800	806,400
Guess?, Inc.	39,000	834,600
Haverty Furniture Cos., Inc.	2,600	56,160
Hudson Ltd., Class A*	18,500	323,565
J. Jill, Inc.*	3,200	29,888
Lithia Motors, Inc., Class A	12,000	1,134,840
Lumber Liquidators Holdings, Inc. (x)*	13,400	326,290
MarineMax, Inc.*	8,800	166,760
Monro, Inc. (x)	18,650	1,083,565
Murphy USA, Inc.*	14,700	1,092,063
National Vision Holdings, Inc. (x)*	14,361	525,182
Office Depot, Inc.	288,900	736,695
Party City Holdco, Inc.*	14,600	222,650
Pier 1 Imports, Inc.	8,100	19,278
Rent-A-Center, Inc. (x)*	22,700	334,144
RH (x)*	9,608	1,342,238
Sally Beauty Holdings, Inc. (x)*	57,800	926,534
Shoe Carnival, Inc.	4,000	129,800
Signet Jewelers Ltd.	27,800	1,549,850
Sleep Number Corp.*	21,100	612,322
Sonic Automotive, Inc., Class A	8,800	181,280
Tailored Brands, Inc. (x)	28,000	714,560
Tile Shop Holdings, Inc.	6,600	50,820
Tilly’s, Inc., Class A	1,900	28,785
Winmark Corp.	300	44,535
Zumiez, Inc.*	11,200	280,560

		80,161,379

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	35,900	632,199
Culp, Inc.	900	22,095
Deckers Outdoor Corp.*	14,900	1,682,061
Fossil Group, Inc. (x)*	23,300	626,071
G-III Apparel Group Ltd.*	24,000	1,065,600
Movado Group, Inc.	7,400	357,420
Oxford Industries, Inc.	7,600	630,648
Perry Ellis International, Inc.*	1,300	35,321
Steven Madden Ltd.	29,262	1,553,812
Superior Group of Cos., Inc.	1,100	22,781
Unifi, Inc.*	1,500	47,550
Vera Bradley, Inc.*	8,300	116,532
Wolverine World Wide, Inc.	50,500	1,755,885

		8,547,975

Total Consumer Discretionary		317,915,280

Consumer Staples (1.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	4,900	1,468,530
Castle Brands, Inc. (x)*	21,900	26,061
Celsius Holdings, Inc. (x)*	1,200	5,520
Coca-Cola Bottling Co. Consolidated	2,600	351,338
Craft Brew Alliance, Inc.*	1,300	26,845
MGP Ingredients, Inc. (x)	6,100	541,741
National Beverage Corp. (x)*	5,700	609,330
Primo Water Corp.*	5,900	103,191

		3,132,556

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	17,700	605,340
Chefs’ Warehouse, Inc. (The)*	3,200	91,200
Ingles Markets, Inc., Class A	1,900	60,420
Natural Grocers by Vitamin Cottage, Inc. (x)*	4,500	57,330
Performance Food Group Co.*	47,900	1,757,930
PriceSmart, Inc.	12,700	1,149,350
Rite Aid Corp. (x)*	496,200	858,426
Smart & Final Stores, Inc.*	4,400	24,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SpartanNash Co.	19,320	$493,046
SUPERVALU, Inc. (x)*	17,900	367,308
United Natural Foods, Inc.*	25,200	1,075,032
Village Super Market, Inc., Class A	1,500	44,190
Weis Markets, Inc.	2,500	133,350

		6,717,342

Food Products (0.5%)
Alico, Inc.	100	3,170
B&G Foods, Inc. (x)	36,100	1,079,390
Calavo Growers, Inc. (x)	8,400	807,660
Cal-Maine Foods, Inc.*	18,200	834,470
Darling Ingredients, Inc.*	73,722	1,465,593
Dean Foods Co.	44,900	471,899
Farmer Brothers Co.*	1,400	42,770
Fresh Del Monte Produce, Inc.	17,800	792,990
Freshpet, Inc.*	4,300	118,035
Hostess Brands, Inc.*	38,900	529,040
J&J Snack Foods Corp.	8,600	1,311,242
John B Sanfilippo & Son, Inc.	1,400	104,230
Lancaster Colony Corp.	10,100	1,398,042
Landec Corp.*	1,400	20,860
Limoneira Co.	1,500	36,915
Sanderson Farms, Inc.	9,800	1,030,470
Seneca Foods Corp., Class A*	1,000	27,000
Simply Good Foods Co. (The) (x)*	28,400	410,096
Tootsie Roll Industries, Inc. (x)	6,886	212,433

		10,696,305

Household Products (0.1%)
Central Garden & Pet Co.*	2,400	104,352
Central Garden & Pet Co., Class A*	15,500	627,285
HRG Group, Inc.*	57,900	757,911
Oil-Dri Corp. of America	700	29,498
WD-40 Co.	7,800	1,140,750

		2,659,796

Personal Products (0.2%)
Edgewell Personal Care Co.*	25,400	1,281,684
elf Beauty, Inc. (x)*	7,900	120,396
Inter Parfums, Inc.	5,800	310,300
Medifast, Inc.	5,100	816,816
Natural Health Trends Corp. (x)	1,700	42,534
Nature’s Sunshine Products, Inc.*	7,800	72,930
Revlon, Inc., Class A (x)*	3,500	61,425
USANA Health Sciences, Inc.*	7,400	853,220

		3,559,305

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	13,500	33,210
Alliance One International, Inc.*	1,600	25,360
Turning Point Brands, Inc.	2,200	70,180
Universal Corp.	12,000	792,600
Vector Group Ltd.	55,144	1,052,148

		1,973,498

Total Consumer Staples		28,738,802

Energy (3.6%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	62,200	746,400
Basic Energy Services, Inc.*	17,100	189,981
Bristow Group, Inc.*	31,301	441,657
C&J Energy Services, Inc.*	30,400	717,440
Cactus, Inc., Class A*	257,355	8,696,025
CARBO Ceramics, Inc. (x)*	9,800	89,866
Covia Holdings Corp.*	14,360	266,522
Dawson Geophysical Co.*	800	6,320
Diamond Offshore Drilling, Inc. (x)*	31,400	655,004
Dril-Quip, Inc.*	18,400	945,760
Era Group, Inc.*	8,300	107,485
Exterran Corp.*	19,200	480,768
Forum Energy Technologies, Inc.*	37,900	468,065
Frank’s International NV (x)	19,600	152,880
FTS International, Inc.*	10,300	146,672
Gulfmark Offshore, Inc.*	500	16,750
Helix Energy Solutions Group, Inc.*	75,800	631,414
Independence Contract Drilling, Inc.*	1,000	4,120
ION Geophysical Corp. (x)*	1,800	43,740
Keane Group, Inc. (x)*	18,500	252,895
Key Energy Services, Inc.*	3,100	50,344
Liberty Oilfield Services, Inc., Class A (x)*	11,000	205,920
Mammoth Energy Services, Inc.*	9,100	309,036
Matrix Service Co.*	13,900	255,065
McDermott International, Inc.*	90,678	1,781,823
Natural Gas Services Group, Inc.*	7,900	186,440
NCS Multistage Holdings, Inc. (x)*	4,800	69,744
Newpark Resources, Inc.*	56,300	610,855
Nine Energy Service, Inc.*	3,600	119,232
Noble Corp. plc*	118,700	751,371
Nuverra Environmental Solutions, Inc.*	300	3,600
Ocean Rig UDW, Inc., Class A (x)*	25,700	757,636
Oceaneering International, Inc.	423,570	10,784,092
Oil States International, Inc.*	28,300	908,430
PHI, Inc. (Non-Voting)*	10,400	105,768
Pioneer Energy Services Corp.*	31,600	184,860
Profire Energy, Inc.*	6,500	21,970
ProPetro Holding Corp.*	26,500	415,520
Quintana Energy Services, Inc.*	600	5,082
RigNet, Inc.*	10,700	110,210
Rowan Cos. plc, Class A*	56,700	919,674
SEACOR Holdings, Inc.*	10,000	572,700
SEACOR Marine Holdings, Inc.*	15,454	356,833
Select Energy Services, Inc., Class A*	15,300	222,309
Smart Sand, Inc. (x)*	17,200	91,332
Solaris Oilfield Infrastructure, Inc., Class A (x)*	13,100	187,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.*	74,000	$720,760
TETRA Technologies, Inc.*	60,500	269,225
Tidewater, Inc. (x)*	11,300	326,909
Unit Corp.*	27,600	705,456
US Silica Holdings, Inc.	37,900	973,651

		38,042,810

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	46,300	133,807
Adams Resources & Energy, Inc.	100	4,300
Alta Mesa Resources, Inc. (x)*	11,200	76,272
Amyris, Inc.*	6,000	38,340
Approach Resources, Inc. (x)*	8,100	19,764
Arch Coal, Inc., Class A	10,700	839,201
Ardmore Shipping Corp.*	3,400	27,880
Bonanza Creek Energy, Inc.*	8,700	329,469
California Resources Corp. (x)*	20,200	917,888
Callon Petroleum Co.*	121,437	1,304,233
Carrizo Oil & Gas, Inc.*	36,900	1,027,665
Clean Energy Fuels Corp.*	28,300	104,427
Cloud Peak Energy, Inc.*	9,900	34,551
CONSOL Energy, Inc.*	13,200	506,220
CVR Energy, Inc. (x)	13,900	514,161
Delek US Holdings, Inc.	36,623	1,837,376
Denbury Resources, Inc.*	183,600	883,116
DHT Holdings, Inc.	63,700	298,753
Dorian LPG Ltd.*	21,115	161,319
Earthstone Energy, Inc., Class A*	3,000	26,550
Eclipse Resources Corp.*	70,398	112,637
Energy Fuels, Inc.*	5,700	12,939
Energy XXI Gulf Coast, Inc.*	20,100	177,684
EP Energy Corp., Class A (x)*	61,700	185,100
Evolution Petroleum Corp.	6,100	60,085
Frontline Ltd. (x)*	39,600	231,264
GasLog Ltd. (x)	21,300	406,830
Golar LNG Ltd.	46,400	1,366,944
Goodrich Petroleum Corp.*	500	6,185
Green Plains, Inc.	23,700	433,710
Gulfport Energy Corp.*	82,400	1,035,768
Halcon Resources Corp. (x)*	61,500	269,985
Hallador Energy Co.	1,100	7,854
HighPoint Resources Corp.*	43,400	263,872
International Seaways, Inc.*	14,300	330,902
Jagged Peak Energy, Inc. (x)*	17,700	230,454
Laredo Petroleum, Inc. (x)*	73,300	705,146
Lilis Energy, Inc. (x)*	7,000	36,400
Matador Resources Co.*	42,800	1,286,140
Midstates Petroleum Co., Inc.*	2,600	35,386
NACCO Industries, Inc., Class A	700	23,625
NextDecade Corp. (x)*	700	4,788
Nordic American Tankers Ltd. (x)	44,900	120,332
Northern Oil and Gas, Inc.*	42,700	134,505
Oasis Petroleum, Inc.*	122,263	1,585,751
Overseas Shipholding Group, Inc., Class A*	6,300	24,444
Panhandle Oil and Gas, Inc., Class A	8,800	168,080
Par Pacific Holdings, Inc.*	15,100	262,438
PDC Energy, Inc.*	140,150	8,472,067
Peabody Energy Corp.	38,100	1,732,788
Penn Virginia Corp. (x)*	6,600	560,274
Renewable Energy Group, Inc.*	14,700	262,395
Resolute Energy Corp. (x)*	10,500	327,600
REX American Resources Corp.*	2,900	234,813
Ring Energy, Inc.*	21,900	276,378
Rosehill Resources, Inc. (x)*	3,500	28,420
Sanchez Energy Corp. (x)*	65,800	297,416
SandRidge Energy, Inc.*	16,900	299,806
Scorpio Tankers, Inc.	96,600	271,446
SemGroup Corp., Class A	34,300	871,220
Ship Finance International Ltd.	37,200	556,140
SilverBow Resources, Inc.*	1,200	34,656
Southwestern Energy Co.*	278,000	1,473,400
SRC Energy, Inc.*	113,700	1,252,974
Talos Energy, Inc.*	9,200	295,596
Teekay Corp.	47,000	364,250
Teekay Tankers Ltd., Class A	93,800	109,746
Tellurian, Inc. (x)*	27,400	227,968
Ultra Petroleum Corp. (x)*	94,800	218,988
Uranium Energy Corp. (x)*	17,300	27,853
W&T Offshore, Inc.*	28,100	200,915
WildHorse Resource Development Corp.*	22,900	580,744
World Fuel Services Corp.	31,600	644,956
Zion Oil & Gas, Inc.*	5,400	21,897

		38,249,246

Total Energy		76,292,056

Financials (12.6%)
Banks (6.6%)
1st Constitution Bancorp	300	6,870
1st Source Corp.	8,935	477,397
Access National Corp.	1,400	40,040
ACNB Corp.	200	6,810
Allegiance Bancshares, Inc.*	1,100	47,685
American National Bankshares, Inc.	6,800	272,000
Ameris Bancorp	19,400	1,034,990
Ames National Corp.	9,760	301,096
Arrow Financial Corp.	3,777	137,483
Atlantic Capital Bancshares, Inc.*	2,300	45,195
Auburn National Bancorporation, Inc. (x)	100	4,961
Banc of California, Inc.	25,700	502,435
BancFirst Corp.	8,200	485,440
Bancorp, Inc. (The)*	3,700	38,702
BancorpSouth Bank	45,200	1,489,340
Bank of Commerce Holdings	3,000	38,250
Bank of Marin Bancorp	2,190	177,062
Bank of NT Butterfield & Son Ltd. (The)	26,100	1,193,292
Bank of Princeton (The)*	300	9,975
Bankwell Financial Group, Inc.	1,000	32,150
Banner Corp.	14,700	883,911
Bar Harbor Bankshares	1,300	39,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Baycom Corp.*	800	$19,800
BCB Bancorp, Inc.	2,000	30,000
Berkshire Hills Bancorp, Inc.	22,800	925,680
Blue Hills Bancorp, Inc.	1,900	42,180
Boston Private Financial Holdings, Inc.	54,810	871,479
Bridge Bancorp, Inc.	7,700	276,815
Brookline Bancorp, Inc.	33,856	629,722
Bryn Mawr Bank Corp.	8,300	384,290
BSB Bancorp, Inc.*	900	30,960
Business First Bancshares, Inc.	800	21,080
Byline Bancorp, Inc.*	1,800	40,212
C&F Financial Corp.	700	43,785
Cadence Bancorp	529,202	15,278,061
Cambridge Bancorp	200	17,308
Camden National Corp.	11,525	526,808
Capital City Bank Group, Inc.	9,600	226,848
Capstar Financial Holdings, Inc.*	1,700	31,501
Carolina Financial Corp.	9,000	386,280
Cathay General Bancorp	37,801	1,530,562
CB Financial Services, Inc. (x)	200	6,880
CBTX, Inc. (x)	2,300	76,015
CenterState Bank Corp.	45,200	1,347,864
Central Pacific Financial Corp.	21,600	618,840
Central Valley Community Bancorp	1,500	31,740
Century Bancorp, Inc., Class A	400	30,560
Chemical Financial Corp.	33,675	1,874,687
Chemung Financial Corp.	100	5,011
Citizens & Northern Corp.	7,800	201,708
City Holding Co.	10,500	789,915
Civista Bancshares, Inc.	1,400	33,936
CNB Financial Corp.	6,140	184,568
CoBiz Financial, Inc.	19,200	412,416
Codorus Valley Bancorp, Inc.	1,000	30,680
Columbia Banking System, Inc.	40,075	1,639,068
Community Bank System, Inc.	23,596	1,393,816
Community Bankers Trust Corp.*	3,700	33,115
Community Financial Corp. (The)	800	28,288
Community Trust Bancorp, Inc.	8,500	424,575
ConnectOne Bancorp, Inc.	16,400	408,360
County Bancorp, Inc.	900	24,750
Customers Bancorp, Inc.*	14,900	422,862
CVB Financial Corp.	49,600	1,112,032
Eagle Bancorp, Inc.*	17,930	1,099,109
Enterprise Bancorp, Inc.	900	36,387
Enterprise Financial Services Corp.	15,490	835,686
Equity Bancshares, Inc., Class A*	1,500	62,220
Esquire Financial Holdings, Inc. (x)*	200	5,278
Evans Bancorp, Inc.	600	27,660
Farmers & Merchants Bancorp, Inc.	700	28,245
Farmers Capital Bank Corp.	1,500	78,150
Farmers National Banc Corp.	2,200	35,090
FB Financial Corp.	3,700	150,664
FCB Financial Holdings, Inc., Class A*	21,200	1,246,560
Fidelity D&D Bancorp, Inc. (x)	100	6,199
Fidelity Southern Corp.	3,900	99,099
Financial Institutions, Inc.	1,300	42,770
First Bancorp, Inc.	3,840	108,365
First Bancorp/NC	17,188	703,161
First Bancorp/PR*	100,800	771,120
First Bancshares, Inc. (The)	800	28,760
First Bank	500	6,950
First Busey Corp.	26,331	835,219
First Business Financial Services, Inc.	1,100	28,600
First Choice Bancorp (x)	500	15,280
First Commonwealth Financial Corp.	59,700	925,947
First Community Bancshares, Inc.	10,300	328,158
First Community Corp. (x)	300	7,530
First Connecticut Bancorp, Inc.	10,700	327,420
First Financial Bancorp	48,365	1,482,387
First Financial Bankshares, Inc. (x)	34,900	1,776,410
First Financial Corp.	3,200	145,120
First Financial Northwest, Inc.	2,100	40,992
First Foundation, Inc.*	3,400	63,036
First Guaranty Bancshares, Inc.	900	23,418
First Internet Bancorp	1,700	57,970
First Interstate BancSystem, Inc., Class A	15,789	666,296
First Merchants Corp.	27,500	1,276,000
First Mid-Illinois Bancshares, Inc.	1,200	47,160
First Midwest Bancorp, Inc.	50,000	1,273,500
First Northwest Bancorp*	200	3,194
First of Long Island Corp. (The)	11,000	273,350
First United Corp.	400	8,180
Flushing Financial Corp.	20,350	531,135
FNB Bancorp	900	33,003
Franklin Financial Network, Inc.*	4,300	161,680
Fulton Financial Corp.	81,500	1,344,750
German American Bancorp, Inc.	16,050	575,393
Glacier Bancorp, Inc.	41,430	1,602,512
Great Southern Bancorp, Inc.	2,900	165,880
Great Western Bancorp, Inc.	30,800	1,293,292
Green Bancorp, Inc.	7,200	155,520
Guaranty Bancorp	11,400	339,720
Guaranty Bancshares, Inc.	800	26,352
Hancock Whitney Corp.	42,290	1,972,829
Hanmi Financial Corp.	21,138	599,262
HarborOne Bancorp, Inc.*	2,300	43,562
Heartland Financial USA, Inc.	17,055	935,467
Heritage Commerce Corp.	18,800	319,412
Heritage Financial Corp.	17,866	622,630
Hilltop Holdings, Inc.	34,099	752,565
Home BancShares, Inc.	75,875	1,711,740
HomeTrust Bancshares, Inc.*	1,200	33,780
Hope Bancorp, Inc.	66,285	1,181,862
Horizon Bancorp, Inc.	16,200	335,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Howard Bancorp, Inc.*	2,000	$36,000
IBERIABANK Corp.	28,648	2,171,517
Independent Bank Corp./MA	13,600	1,066,240
Independent Bank Corp./MI	1,600	40,800
Independent Bank Group, Inc.	13,100	875,080
International Bancshares Corp.	28,700	1,228,360
Investar Holding Corp.	1,200	33,180
Investors Bancorp, Inc.	124,972	1,598,392
Lakeland Bancorp, Inc.	20,010	397,199
Lakeland Financial Corp.	15,855	764,052
LCNB Corp.	1,600	31,520
LegacyTexas Financial Group, Inc.	22,130	863,513
Level One Bancorp, Inc.	300	8,154
Live Oak Bancshares, Inc.	11,000	337,150
Macatawa Bank Corp.	3,100	37,634
MB Financial, Inc.	43,040	2,009,968
MBT Financial Corp.	2,700	28,755
Mercantile Bank Corp.	6,700	247,632
Metropolitan Bank Holding Corp.*	900	47,232
Mid Penn Bancorp, Inc. (x)	100	3,490
Middlefield Banc Corp.	300	15,210
Midland States Bancorp, Inc.	9,900	339,174
MidSouth Bancorp, Inc.	3,000	39,750
MidWestOne Financial Group, Inc.	900	30,402
MutualFirst Financial, Inc.	900	33,975
MVB Financial Corp.	200	3,610
National Bank Holdings Corp., Class A	19,800	764,082
National Bankshares, Inc.	2,700	125,280
National Commerce Corp.*	7,000	324,100
NBT Bancorp, Inc.	24,195	923,039
Nicolet Bankshares, Inc.*	700	38,577
Northeast Bancorp	1,200	26,160
Northrim Bancorp, Inc.	900	35,595
Norwood Financial Corp.	200	7,204
Oak Valley Bancorp	200	4,574
OFG Bancorp	17,800	250,090
Ohio Valley Banc Corp. (x)	700	36,715
Old Line Bancshares, Inc.	1,600	55,856
Old National Bancorp	71,280	1,325,808
Old Second Bancorp, Inc.	2,500	36,000
Opus Bank	9,000	258,300
Origin Bancorp, Inc.	1,200	49,128
Orrstown Financial Services, Inc.	1,200	31,200
Pacific Mercantile Bancorp*	500	4,875
Pacific Premier Bancorp, Inc.*	26,500	1,010,975
Park National Corp.	6,450	718,659
Parke Bancorp, Inc.	1,510	35,712
Peapack Gladstone Financial Corp.	1,600	55,344
Penns Woods Bancorp, Inc.	1,240	55,527
Peoples Bancorp of North Carolina, Inc.	330	10,570
Peoples Bancorp, Inc.	6,600	249,348
Peoples Financial Services Corp.	700	32,914
People’s Utah Bancorp	1,200	42,840
Preferred Bank	6,200	381,052
Premier Financial Bancorp, Inc.	1,900	35,473
QCR Holdings, Inc.	1,000	47,450
RBB Bancorp	1,000	32,120
Reliant Bancorp, Inc.	300	8,415
Renasant Corp.	21,900	996,888
Republic Bancorp, Inc., Class A	5,100	231,030
Republic First Bancorp, Inc.*	4,600	36,110
S&T Bancorp, Inc.	19,961	863,114
Sandy Spring Bancorp, Inc.	16,541	678,346
SB One Bancorp (x)	500	14,850
Seacoast Banking Corp. of Florida*	27,000	852,660
Select Bancorp, Inc.*	300	4,041
ServisFirst Bancshares, Inc.	24,400	1,018,212
Shore Bancshares, Inc.	1,800	34,236
Sierra Bancorp	2,800	79,072
Simmons First National Corp., Class A	48,718	1,456,668
SmartFinancial, Inc.*	1,200	30,912
South State Corp.	16,754	1,445,033
Southern First Bancshares, Inc.*	800	35,360
Southern National Bancorp of Virginia, Inc.	2,200	39,248
Southside Bancshares, Inc.	22,136	745,540
Spirit of Texas Bancshares, Inc.*	700	14,420
State Bank Financial Corp.	22,700	758,180
Stock Yards Bancorp, Inc.	12,150	463,523
Summit Financial Group, Inc.	1,100	29,524
SVB Financial Group*	53,857	15,551,746
Tompkins Financial Corp.	7,351	631,304
Towne Bank	29,009	931,189
TriCo Bancshares	9,900	370,755
TriState Capital Holdings, Inc.*	2,000	52,200
Triumph Bancorp, Inc.*	15,600	635,700
Trustmark Corp.	34,720	1,132,914
UMB Financial Corp.	23,460	1,788,356
Union Bankshares Corp.	31,219	1,213,795
Union Bankshares, Inc.	100	5,190
United Bankshares, Inc.	50,932	1,853,925
United Community Banks, Inc.	36,600	1,122,522
United Security Bancshares	2,300	25,760
Unity Bancorp, Inc.	200	4,550
Univest Corp. of Pennsylvania	12,938	355,795
Valley National Bancorp	152,147	1,850,108
Veritex Holdings, Inc.*	11,000	341,770
Washington Trust Bancorp, Inc.	10,800	627,480
WesBanco, Inc.	21,916	987,097
West Bancorporation, Inc.	6,600	165,990
Westamerica Bancorp (x)	13,500	762,885
Wintrust Financial Corp.	144,560	12,583,947

		141,546,598

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	74,405	11,061,791
Arlington Asset Investment Corp., Class A (x)	12,500	128,875
Artisan Partners Asset Management, Inc., Class A	21,600	651,240
Ashford, Inc.	100	6,480
Associated Capital Group, Inc., Class A (x)	3,830	145,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
B. Riley Financial, Inc.	1,900	$42,845
BrightSphere Investment Group plc	40,100	571,826
Cohen & Steers, Inc.	11,366	474,076
Cowen, Inc. (x)*	7,400	102,490
Diamond Hill Investment Group, Inc.	1,500	291,645
Donnelley Financial Solutions, Inc.*	13,000	225,810
Federated Investors, Inc., Class B	45,700	1,065,724
Financial Engines, Inc.	35,600	1,598,440
GAIN Capital Holdings, Inc. (x)	9,000	67,950
GAMCO Investors, Inc., Class A	4,830	129,251
Greenhill & Co., Inc. (x)	13,000	369,200
Hamilton Lane, Inc., Class A	7,000	335,790
Houlihan Lokey, Inc.	17,000	870,740
INTL. FCStone, Inc.*	8,100	418,851
Investment Technology Group, Inc.	17,000	355,640
Ladenburg Thalmann Financial Services, Inc.	10,000	34,000
Lazard Ltd., Class A	347,334	16,988,105
Moelis & Co., Class A	18,400	1,079,160
Oppenheimer Holdings, Inc., Class A	1,400	39,200
Piper Jaffray Cos.	8,000	614,800
PJT Partners, Inc., Class A	8,700	464,493
Pzena Investment Management, Inc., Class A	4,500	41,445
Safeguard Scientifics, Inc.*	3,130	40,064
Siebert Financial Corp.*	300	3,126
Silvercrest Asset Management Group, Inc., Class A	400	6,520
Stifel Financial Corp.	294,718	15,399,016
Virtus Investment Partners, Inc.	2,895	370,415
Waddell & Reed Financial, Inc., Class A	41,500	745,755
Westwood Holdings Group, Inc.	1,300	77,402
WisdomTree Investments, Inc.	72,600	659,208

		55,476,722

Consumer Finance (0.4%)
Curo Group Holdings Corp.*	2,200	54,890
Elevate Credit, Inc. (x)*	5,200	43,992
Encore Capital Group, Inc. (x)*	17,050	624,030
Enova International, Inc.*	15,300	559,215
EZCORP, Inc., Class A*	23,000	277,150
FirstCash, Inc.	21,504	1,932,134
Green Dot Corp., Class A*	25,200	1,849,428
LendingClub Corp.*	171,700	650,743
Nelnet, Inc., Class A	10,450	610,385
PRA Group, Inc.*	26,460	1,020,033
Regional Management Corp.*	800	28,016
World Acceptance Corp.*	4,320	479,563

		8,129,579

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	17,420	428,706
Cannae Holdings, Inc.*	44,300	821,765
FGL Holdings*	66,900	561,291
Marlin Business Services Corp.	9,800	292,530
On Deck Capital, Inc.*	6,500	45,500
Tiptree, Inc.	1,300	8,840

		2,158,632

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	645,125
American Equity Investment Life Holding Co.	47,380	1,705,679
AMERISAFE, Inc.	11,990	692,423
AmTrust Financial Services, Inc.	41,400	603,198
Argo Group International Holdings Ltd.	16,910	983,317
Baldwin & Lyons, Inc., Class B	3,987	97,283
Citizens, Inc. (x)*	22,300	173,717
CNO Financial Group, Inc.	87,900	1,673,616
Crawford & Co., Class B	4,600	39,790
Donegal Group, Inc., Class A	7,500	102,075
eHealth, Inc.*	1,500	33,150
EMC Insurance Group, Inc.	1,700	47,226
Employers Holdings, Inc.	18,300	735,660
Enstar Group Ltd.*	5,950	1,233,435
FBL Financial Group, Inc., Class A	5,300	417,375
FedNat Holding Co.	2,200	50,754
Genworth Financial, Inc., Class A*	262,800	1,182,600
Global Indemnity Ltd.	6,450	251,421
Goosehead Insurance, Inc., Class A*	2,300	57,408
Greenlight Capital Re Ltd., Class A*	15,216	216,067
Hallmark Financial Services, Inc.*	14,800	147,704
HCI Group, Inc.	2,100	87,297
Health Insurance Innovations, Inc., Class A (x)*	6,000	194,100
Heritage Insurance Holdings, Inc. (x)	7,200	120,024
Horace Mann Educators Corp.	18,310	816,626
Independence Holding Co.	7,984	265,468
Infinity Property & Casualty Corp.	6,000	854,100
Investors Title Co.	200	36,932
James River Group Holdings Ltd.	14,500	569,705
Kemper Corp.	20,700	1,565,955
Kingstone Cos., Inc.	1,600	27,040
Kinsale Capital Group, Inc.	13,200	724,152
Maiden Holdings Ltd.	31,330	242,808
MBIA, Inc. (x)*	41,300	373,352
National General Holdings Corp.	29,100	766,203
National Western Life Group, Inc., Class A	1,030	316,478
Navigators Group, Inc. (The)	10,000	570,000
NI Holdings, Inc.*	1,600	27,120
Primerica, Inc.	23,000	2,290,799
ProAssurance Corp.	25,000	886,250
RLI Corp.	17,800	1,178,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	8,350	$713,090
Selective Insurance Group, Inc.	30,340	1,668,700
State Auto Financial Corp.	6,700	200,397
Stewart Information Services Corp.	12,600	542,682
Third Point Reinsurance Ltd.*	36,100	451,250
Trupanion, Inc. (x)*	11,300	436,180
United Fire Group, Inc.	15,100	823,101
United Insurance Holdings Corp.	2,200	43,076
Universal Insurance Holdings, Inc.	19,000	666,900
WMIH Corp.*	25,000	33,500

		28,580,490

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	13,200	248,028
Anworth Mortgage Asset Corp. (REIT)	43,700	217,189
Apollo Commercial Real Estate Finance, Inc. (REIT)	58,148	1,062,945
Arbor Realty Trust, Inc. (REIT)	14,700	153,321
Ares Commercial Real Estate Corp. (REIT)	2,900	40,049
ARMOUR Residential REIT, Inc. (REIT)	20,916	477,094
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	48,200	1,514,925
Capstead Mortgage Corp. (REIT)	50,010	447,590
Cherry Hill Mortgage Investment Corp. (REIT)	4,600	82,156
Colony Credit Real Estate, Inc. (REIT)	39,600	820,908
CYS Investments, Inc. (REIT)	93,937	704,528
Dynex Capital, Inc. (REIT)	6,100	39,833
Exantas Capital Corp. (REIT)	7,987	81,308
Granite Point Mortgage Trust, Inc. (REIT)	20,400	374,340
Great Ajax Corp. (REIT)	2,700	35,316
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	24,000	474,000
Invesco Mortgage Capital, Inc. (REIT)	58,655	932,615
KKR Real Estate Finance Trust, Inc. (REIT) (x)	2,300	45,494
Ladder Capital Corp. (REIT)	54,408	849,853
MTGE Investment Corp. (REIT)	26,845	526,162
New York Mortgage Trust, Inc. (REIT) (x)	82,300	494,623
Orchid Island Capital, Inc. (REIT) (x)	13,600	102,272
PennyMac Mortgage Investment Trust (REIT)	28,563	542,411
Redwood Trust, Inc. (REIT)	40,000	658,800
Sutherland Asset Management Corp. (REIT)	2,300	37,375
TPG RE Finance Trust, Inc. (REIT)	4,900	99,568
Western Asset Mortgage Capital Corp. (REIT)	4,400	45,848

		11,108,551

Thrifts & Mortgage Finance (1.1%)
BankFinancial Corp.	13,000	229,450
Beneficial Bancorp, Inc.	45,376	735,091
BofI Holding, Inc. (x)*	27,000	1,104,570
Bridgewater Bancshares, Inc.*	1,200	15,264
Capitol Federal Financial, Inc.	77,100	1,014,636
Charter Financial Corp.	14,976	361,670
Columbia Financial, Inc.*	23,400	387,270
Dime Community Bancshares, Inc.	19,500	380,250
Entegra Financial Corp.*	1,000	29,300
ESSA Bancorp, Inc.	1,900	30,077
Essent Group Ltd.*	45,300	1,622,646
Federal Agricultural Mortgage Corp., Class C	4,300	384,764
First Defiance Financial Corp.	500	33,530
First Savings Financial Group, Inc. (x)	100	7,349
Flagstar Bancorp, Inc.*	18,900	647,514
FS Bancorp, Inc.	200	12,650
Hingham Institution for Savings	200	43,940
Home Bancorp, Inc.	700	32,585
HomeStreet, Inc.*	12,700	342,265
Impac Mortgage Holdings, Inc.*	3,100	29,543
Kearny Financial Corp.	53,184	715,325
LendingTree, Inc. (x)*	4,500	962,100
Luther Burbank Corp.	1,900	21,860
Malvern Bancorp, Inc.*	1,100	26,785
Merchants Bancorp	2,300	65,619
Meridian Bancorp, Inc.	30,100	576,415
Meta Financial Group, Inc.	4,300	418,820
MGIC Investment Corp.*	175,451	1,880,835
Nationstar Mortgage Holdings, Inc.*	12,400	217,372
NMI Holdings, Inc., Class A*	42,600	694,380
Northfield Bancorp, Inc.	24,658	409,816
Northwest Bancshares, Inc.	51,790	900,628
OceanFirst Financial Corp.	24,343	729,316
Ocwen Financial Corp.*	6,500	25,740
OP Bancorp (x)*	600	7,632
Oritani Financial Corp.	19,394	314,183
PCSB Financial Corp.	1,600	31,792
PDL Community Bancorp (x)*	300	4,713
PennyMac Financial Services, Inc., Class A*	1,400	27,510
PHH Corp.*	24,000	260,640
Provident Bancorp, Inc.*	200	5,240
Provident Financial Services, Inc.	31,600	869,948
Prudential Bancorp, Inc.	1,600	30,880
Radian Group, Inc.	110,666	1,795,003
Riverview Bancorp, Inc.	3,300	27,852
SI Financial Group, Inc.	500	7,375
Southern Missouri Bancorp, Inc.	1,300	50,726
Sterling Bancorp, Inc.	1,700	22,712
Territorial Bancorp, Inc.	4,200	130,200
Timberland Bancorp, Inc.	1,000	37,340
TrustCo Bank Corp.	66,200	589,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Financial Corp.	4,900	$53,851
United Financial Bancorp, Inc.	26,345	461,564
Walker & Dunlop, Inc.	14,500	806,925
Washington Federal, Inc.	42,000	1,373,400
Waterstone Financial, Inc.	1,800	30,690
Western New England Bancorp, Inc.	3,300	36,300
WSFS Financial Corp.	16,400	874,120

		22,939,151

Total Financials		269,939,723

Health Care (16.4%)
Biotechnology (8.0%)
Abeona Therapeutics, Inc. (x)*	18,500	296,000
ACADIA Pharmaceuticals, Inc. (x)*	46,400	708,528
Acceleron Pharma, Inc.*	22,900	1,111,108
Achaogen, Inc. (x)*	20,000	173,200
Achillion Pharmaceuticals, Inc.*	71,800	203,194
Acorda Therapeutics, Inc.*	28,100	806,470
Adamas Pharmaceuticals, Inc. (x)*	12,000	309,960
ADMA Biologics, Inc. (x)*	3,000	13,530
Aduro Biotech, Inc.*	26,100	182,700
Adverum Biotechnologies, Inc. (x)*	5,400	28,620
Aeglea BioTherapeutics, Inc. (x)*	2,700	28,566
Agenus, Inc. (x)*	76,500	173,655
Aimmune Therapeutics, Inc.*	187,530	5,042,682
Akebia Therapeutics, Inc.*	22,200	221,556
Albireo Pharma, Inc. (x)*	900	31,950
Alder Biopharmaceuticals, Inc.*	30,100	475,580
Aldeyra Therapeutics, Inc.*	1,000	7,950
Allena Pharmaceuticals, Inc.*	1,100	14,333
AMAG Pharmaceuticals, Inc. (x)*	18,853	367,634
Amicus Therapeutics, Inc.*	89,200	1,393,304
AnaptysBio, Inc. (x)*	8,300	589,632
Apellis Pharmaceuticals, Inc.*	17,000	374,000
Arbutus Biopharma Corp.*	2,200	16,060
Arcus Biosciences, Inc. (x)*	1,700	20,808
Ardelyx, Inc.*	12,500	46,250
Arena Pharmaceuticals, Inc.*	22,240	969,664
ArQule, Inc. (x)*	20,600	113,918
Array BioPharma, Inc.*	92,500	1,552,150
Arrowhead Pharmaceuticals, Inc. (x)*	41,000	557,600
Arsanis, Inc. (x)*	400	1,452
Ascendis Pharma A/S (ADR)*	82,560	5,491,891
Atara Biotherapeutics, Inc. (x)*	19,200	705,600
Athenex, Inc. (x)*	19,800	369,468
Athersys, Inc. (x)*	14,400	28,368
Audentes Therapeutics, Inc.*	15,100	576,971
AVEO Pharmaceuticals, Inc. (x)*	13,200	29,832
Avid Bioservices, Inc.*	3,100	12,152
BeiGene Ltd. (ADR) (x)*	28,453	4,374,080
Bellicum Pharmaceuticals, Inc.*	7,700	56,826
BioCryst Pharmaceuticals, Inc. (x)*	49,400	283,062
Biohaven Pharmaceutical Holding Co. Ltd.*	218,465	8,633,737
BioSpecifics Technologies Corp.*	300	13,458
BioTime, Inc. (x)*	38,400	79,104
Bluebird Bio, Inc.*	42,470	6,665,667
Blueprint Medicines Corp.*	92,097	5,846,318
Calithera Biosciences, Inc.*	7,500	37,500
Calyxt, Inc. (x)*	4,200	78,414
Cara Therapeutics, Inc. (x)*	18,300	350,445
CareDx, Inc. (x)*	5,900	72,216
CASI Pharmaceuticals, Inc. (x)*	4,000	32,920
Catalyst Biosciences, Inc. (x)*	8,500	99,195
Catalyst Pharmaceuticals, Inc.*	9,400	29,328
Celcuity, Inc.*	400	9,928
Cellular Biomedicine Group, Inc. (x)*	400	7,820
ChemoCentryx, Inc. (x)*	19,000	250,230
Chimerix, Inc.*	29,500	140,420
Clovis Oncology, Inc.*	109,950	4,999,427
Cohbar, Inc. (m)(x)*	2,900	18,995
Coherus Biosciences, Inc.*	22,100	309,400
Concert Pharmaceuticals, Inc.*	6,600	111,078
Corbus Pharmaceuticals Holdings, Inc. (x)*	20,400	103,020
Corvus Pharmaceuticals, Inc.*	1,100	12,078
CTI BioPharma Corp. (x)*	3,000	14,940
Cue Biopharma, Inc.*	700	8,302
Cytokinetics, Inc.*	24,000	199,200
CytomX Therapeutics, Inc.*	18,200	416,052
Deciphera Pharmaceuticals, Inc.*	6,400	251,840
Denali Therapeutics, Inc.*	6,700	102,175
Dicerna Pharmaceuticals, Inc. (x)*	4,200	51,450
Dynavax Technologies Corp. (x)*	28,960	441,640
Eagle Pharmaceuticals, Inc.*	7,600	575,016
Editas Medicine, Inc. (x)*	21,500	770,345
Emergent BioSolutions, Inc.*	24,700	1,247,103
Enanta Pharmaceuticals, Inc.*	7,900	915,610
Epizyme, Inc.*	22,700	307,585
Esperion Therapeutics, Inc. (x)*	10,000	391,900
Evelo Biosciences, Inc.*	1,200	14,160
Exact Sciences Corp.*	299,235	17,891,260
Fate Therapeutics, Inc. (x)*	8,700	98,658
Fennec Pharmaceuticals, Inc.*	1,000	10,440
FibroGen, Inc.*	35,200	2,203,520
Five Prime Therapeutics, Inc.*	17,600	278,256
Flexion Therapeutics, Inc. (x)*	13,000	336,050
Fortress Biotech, Inc.*	1,700	5,066
Foundation Medicine, Inc. (x)*	8,700	1,189,290
G1 Therapeutics, Inc.*	9,600	417,216
Genomic Health, Inc.*	14,000	705,600
Geron Corp. (x)*	66,200	227,066
Global Blood Therapeutics, Inc. (x)*	23,600	1,066,720
GlycoMimetics, Inc.*	5,200	83,876
GTx, Inc. (x)*	1,200	18,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Halozyme Therapeutics, Inc.*	59,200	$998,704
Heron Therapeutics, Inc.*	35,800	1,390,830
Homology Medicines, Inc. (x)*	1,600	32,640
Idera Pharmaceuticals, Inc.*	34,300	45,276
Immune Design Corp.*	2,200	10,010
ImmunoGen, Inc.*	75,100	730,723
Immunomedics, Inc. (x)*	62,100	1,469,907
Incyte Corp.*	87,780	5,881,260
Inovio Pharmaceuticals, Inc. (x)*	54,700	214,424
Insmed, Inc.*	35,400	837,210
Insys Therapeutics, Inc. (x)*	31,300	226,612
Intellia Therapeutics, Inc. (x)*	15,700	429,552
Intercept Pharmaceuticals, Inc. (x)*	10,300	864,273
Intrexon Corp. (x)*	32,800	457,232
Invitae Corp. (x)*	10,300	75,705
Iovance Biotherapeutics, Inc.*	52,100	666,880
Ironwood Pharmaceuticals, Inc.*	72,800	1,391,936
Jounce Therapeutics, Inc.*	12,600	96,516
Kadmon Holdings, Inc.*	9,600	38,304
Karyopharm Therapeutics, Inc.*	22,900	389,071
Keryx Biopharmaceuticals, Inc. (x)*	50,100	188,376
Kindred Biosciences, Inc.*	2,400	25,560
Kura Oncology, Inc.*	4,600	83,720
La Jolla Pharmaceutical Co. (x)*	9,400	274,198
Lexicon Pharmaceuticals, Inc. (x)*	24,742	296,904
Ligand Pharmaceuticals, Inc.*	9,450	1,957,757
Loxo Oncology, Inc. (x)*	58,185	10,093,933
MacroGenics, Inc.*	17,300	357,245
Madrigal Pharmaceuticals, Inc. (x)*	20,740	5,800,771
MannKind Corp. (x)*	19,300	36,670
MediciNova, Inc. (x)*	4,100	32,636
Mersana Therapeutics, Inc. (x)*	3,200	57,152
MiMedx Group, Inc. (x)*	60,900	389,151
Minerva Neurosciences, Inc.*	18,600	153,450
Miragen Therapeutics, Inc.*	1,300	8,333
Mirati Therapeutics, Inc.*	8,500	419,050
Molecular Templates, Inc. (x)*	700	3,661
Momenta Pharmaceuticals, Inc.*	33,100	676,895
Mustang Bio, Inc.*	800	5,512
Myriad Genetics, Inc.*	38,100	1,423,797
NantKwest, Inc. (x)*	18,800	57,528
Natera, Inc.*	14,200	267,244
Neurocrine Biosciences, Inc.*	150,000	14,735,999
NewLink Genetics Corp. (x)*	13,400	63,784
Novavax, Inc. (x)*	144,600	193,764
Nymox Pharmaceutical Corp.*	1,100	3,696
OPKO Health, Inc. (x)*	151,600	712,520
Organovo Holdings, Inc. (x)*	14,400	20,160
Ovid therapeutics, Inc.*	400	3,120
Palatin Technologies, Inc. (x)*	19,800	19,202
PDL BioPharma, Inc.*	99,900	233,766
Pfenex, Inc. (x)*	2,300	12,443
Pieris Pharmaceuticals, Inc. (x)*	12,700	64,389
PolarityTE, Inc. (x)*	8,700	204,798
Portola Pharmaceuticals, Inc. (x)*	30,700	1,159,539
Progenics Pharmaceuticals, Inc.*	29,300	235,572
Proteostasis Therapeutics, Inc.*	10,700	29,853
Prothena Corp. plc*	16,600	242,028
PTC Therapeutics, Inc.*	24,700	833,131
Puma Biotechnology, Inc.*	12,900	763,035
Ra Pharmaceuticals, Inc.*	2,800	27,860
Radius Health, Inc. (x)*	16,000	471,520
Recro Pharma, Inc.*	7,900	39,658
REGENXBIO, Inc.*	13,200	947,100
Repligen Corp.*	20,900	983,136
Retrophin, Inc.*	16,000	436,160
Rhythm Pharmaceuticals, Inc.*	3,100	96,906
Rigel Pharmaceuticals, Inc.*	94,500	267,435
Rocket Pharmaceuticals, Inc. (x)*	3,300	64,779
Sage Therapeutics, Inc.*	46,799	7,325,447
Sangamo Therapeutics, Inc. (x)*	47,800	678,760
Savara, Inc.*	3,100	35,092
Selecta Biosciences, Inc. (x)*	1,300	17,225
Seres Therapeutics, Inc. (x)*	14,200	122,120
Solid Biosciences, Inc. (x)*	4,800	171,024
Sorrento Therapeutics, Inc. (x)*	17,300	124,560
Spark Therapeutics, Inc. (x)*	14,852	1,229,152
Spectrum Pharmaceuticals, Inc.*	56,000	1,173,760
Spero Therapeutics, Inc. (x)*	800	11,736
Spring Bank Pharmaceuticals, Inc. (x)*	300	3,555
Stemline Therapeutics, Inc.*	9,300	149,265
Surface Oncology, Inc.*	2,500	40,775
Syndax Pharmaceuticals, Inc. (x)*	3,700	25,974
Synergy Pharmaceuticals, Inc. (x)*	136,600	237,684
Synlogic, Inc. (x)*	1,300	12,779
Syros Pharmaceuticals, Inc.*	5,600	57,176
T2 Biosystems, Inc. (x)*	14,500	112,230
TG Therapeutics, Inc. (x)*	25,500	335,325
Tocagen, Inc.*	1,000	9,340
Tyme Technologies, Inc. (x)*	3,200	10,112
Ultragenyx Pharmaceutical, Inc.*	111,652	8,582,689
UNITY Biotechnology, Inc. (x)*	1,700	25,602
Unum Therapeutics, Inc.*	3,500	50,225
Vanda Pharmaceuticals, Inc.*	21,603	411,537
Veracyte, Inc.*	1,900	17,746
Verastem, Inc. (x)*	38,200	262,816
Vericel Corp.*	13,500	130,950
Viking Therapeutics, Inc. (x)*	26,200	248,638
Vital Therapies, Inc. (x)*	3,100	21,235
Voyager Therapeutics, Inc.*	3,700	72,298
Xencor, Inc.*	21,800	806,818
XOMA Corp. (x)*	1,500	31,320
Zafgen, Inc.*	1,100	11,253
ZIOPHARM Oncology, Inc. (x)*	73,065	220,656

		170,398,545

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.	10,100	838,401
Accuray, Inc.*	54,867	224,955
AngioDynamics, Inc.*	27,300	607,152
Anika Therapeutics, Inc.*	8,000	256,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Antares Pharma, Inc. (x)*	20,700	$53,406
AtriCure, Inc.*	20,900	565,345
Atrion Corp.	700	419,580
AxoGen, Inc.*	196,867	9,892,567
Cardiovascular Systems, Inc.*	15,100	488,334
Cerus Corp.*	48,200	321,494
CONMED Corp.	12,800	936,960
CryoLife, Inc.*	16,300	453,955
CryoPort, Inc. (x)*	6,600	104,148
Cutera, Inc.*	6,200	249,860
CytoSorbents Corp.*	3,200	36,480
Endologix, Inc.*	37,400	211,684
FONAR Corp.*	300	7,965
GenMark Diagnostics, Inc. (x)*	23,100	147,378
Glaukos Corp. (x)*	13,900	564,896
Globus Medical, Inc., Class A*	32,700	1,650,042
Haemonetics Corp.*	28,300	2,537,944
Halyard Health, Inc.*	25,500	1,459,875
Helius Medical Technologies, Inc. (x)*	1,100	10,472
Heska Corp.*	3,300	342,507
Inogen, Inc.*	55,570	10,354,358
Integer Holdings Corp.*	15,100	976,215
IntriCon Corp. (x)*	1,300	52,390
Invacare Corp.	14,300	265,980
iRadimed Corp.*	300	6,225
iRhythm Technologies, Inc.*	11,200	908,656
K2M Group Holdings, Inc.*	19,700	443,250
Lantheus Holdings, Inc.*	19,300	280,815
LeMaitre Vascular, Inc.	4,800	160,704
LivaNova plc*	23,600	2,355,752
Meridian Bioscience, Inc.	24,400	387,960
Merit Medical Systems, Inc.*	27,375	1,401,600
Natus Medical, Inc.*	16,700	576,150
Neogen Corp.*	27,133	2,175,795
Nevro Corp.*	136,329	10,885,871
Novocure Ltd.*	33,900	1,061,070
NuVasive, Inc.*	26,800	1,396,816
Nuvectra Corp.*	1,600	32,848
NxStage Medical, Inc.*	31,200	870,480
OraSure Technologies, Inc.*	39,600	652,212
Orthofix International NV*	12,500	710,250
OrthoPediatrics Corp.*	1,000	26,640
Oxford Immunotec Global plc*	3,600	46,404
Penumbra, Inc.*	93,851	12,965,515
Pulse Biosciences, Inc. (x)*	1,700	25,738
Quidel Corp.*	17,900	1,190,350
Rockwell Medical, Inc. (x)*	29,400	144,942
RTI Surgical, Inc.*	28,400	130,640
SeaSpine Holdings Corp.*	600	7,572
Senseonics Holdings, Inc. (x)*	17,300	71,103
Sientra, Inc.*	5,000	97,550
STAAR Surgical Co.*	19,600	607,600
Surmodics, Inc.*	6,100	336,720
Tactile Systems Technology, Inc.*	8,200	426,400
Tandem Diabetes Care, Inc. (x)*	21,000	462,420
TransEnterix, Inc. (x)*	68,100	296,916
Utah Medical Products, Inc.	500	55,075
Varex Imaging Corp.*	18,300	678,747
ViewRay, Inc. (x)*	9,800	67,816
Wright Medical Group NV*	50,345	1,306,956

		77,281,901

Health Care Providers & Services (0.9%)
AAC Holdings, Inc. (x)*	5,400	50,598
Addus HomeCare Corp.*	1,400	80,150
Amedisys, Inc.*	14,700	1,256,262
American Renal Associates Holdings, Inc.*	3,900	61,503
AMN Healthcare Services, Inc.*	24,800	1,453,280
Apollo Medical Holdings, Inc. (x)*	900	23,274
BioScrip, Inc. (x)*	54,800	160,564
BioTelemetry, Inc.*	14,100	634,500
Brookdale Senior Living, Inc.*	88,100	800,829
Capital Senior Living Corp.*	19,900	212,333
Civitas Solutions, Inc.*	4,100	67,240
Community Health Systems, Inc. (x)*	55,800	185,256
CorVel Corp.*	8,200	442,800
Cross Country Healthcare, Inc.*	19,500	219,375
Diplomat Pharmacy, Inc.*	23,900	610,884
Ensign Group, Inc. (The)	23,400	838,188
Genesis Healthcare, Inc. (x)*	24,590	56,311
HealthEquity, Inc.*	28,200	2,117,820
Kindred Healthcare, Inc.*	45,681	411,129
LHC Group, Inc.*	14,973	1,281,539
LifePoint Health, Inc.*	16,800	819,840
Magellan Health, Inc.*	11,900	1,141,805
National HealthCare Corp.	6,100	429,318
National Research Corp., Class A	1,300	48,620
Owens & Minor, Inc.	32,950	550,595
Patterson Cos., Inc. (x)	38,700	877,329
PetIQ, Inc. (x)*	3,800	102,068
Providence Service Corp. (The)*	4,900	384,895
Quorum Health Corp. (x)*	3,700	18,500
R1 RCM, Inc.*	47,200	409,696
RadNet, Inc.*	5,900	88,500
Select Medical Holdings Corp.*	50,019	907,845
Surgery Partners, Inc. (x)*	13,500	201,150
Tenet Healthcare Corp.*	39,500	1,326,015
Tivity Health, Inc.*	24,600	865,920
Triple-S Management Corp., Class B*	9,300	363,258
US Physical Therapy, Inc.	6,200	595,200

		20,094,389

Health Care Technology (1.5%)
Allscripts Healthcare Solutions, Inc.*	88,300	1,059,600
Castlight Health, Inc., Class B*	26,800	113,900
Computer Programs & Systems, Inc. (x)	6,500	213,850
Cotiviti Holdings, Inc.*	17,600	776,688
Evolent Health, Inc., Class A (x)*	27,900	587,295
HealthStream, Inc.	9,900	270,369
HMS Holdings Corp.*	52,400	1,132,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Inovalon Holdings, Inc., Class A (x)*	30,500	$302,713
Inspire Medical Systems, Inc. (x)*	2,700	96,282
Medidata Solutions, Inc.*	26,800	2,159,008
NantHealth, Inc. (x)*	9,300	30,783
Omnicell, Inc.*	17,700	928,365
Quality Systems, Inc.*	27,800	542,100
Simulations Plus, Inc.	500	11,125
Tabula Rasa HealthCare, Inc.*	8,200	523,406
Teladoc, Inc. (x)*	383,696	22,273,552
Vocera Communications, Inc.*	12,100	361,669

		31,383,593

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc. (x)*	12,100	269,830
Cambrex Corp.*	17,900	936,170
ChromaDex Corp. (x)*	2,700	10,017
Codexis, Inc.*	24,000	345,600
Enzo Biochem, Inc.*	4,800	24,912
Fluidigm Corp.*	20,600	122,776
Harvard Bioscience, Inc.*	1,400	7,490
ICON plc*	121,696	16,128,371
Luminex Corp.	28,500	841,605
Medpace Holdings, Inc.*	8,900	382,700
NanoString Technologies, Inc.*	1,600	21,888
NeoGenomics, Inc.*	31,400	411,654
Pacific Biosciences of California, Inc.*	55,400	196,670
Quanterix Corp. (x)*	2,300	33,028
Syneos Health, Inc.*	26,500	1,242,850

		20,975,561

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc. (x)*	10,700	213,679
Aerie Pharmaceuticals, Inc.*	17,700	1,195,635
Akcea Therapeutics, Inc. (x)*	8,700	206,277
Akorn, Inc.*	44,000	729,960
Amneal Pharmaceuticals, Inc.*	39,100	641,631
Amphastar Pharmaceuticals, Inc.*	18,600	283,836
Ampio Pharmaceuticals, Inc. (x)*	5,300	11,660
ANI Pharmaceuticals, Inc.*	4,100	273,880
Aratana Therapeutics, Inc.*	12,900	54,825
Assembly Biosciences, Inc.*	7,500	294,075
Clearside Biomedical, Inc. (x)*	7,300	78,037
Collegium Pharmaceutical, Inc. (x)*	12,200	290,970
Corcept Therapeutics, Inc.*	56,200	883,464
Corium International, Inc. (x)*	4,800	38,448
Cymabay Therapeutics, Inc.*	27,800	373,076
Depomed, Inc.*	30,200	201,434
Dermira, Inc.*	25,100	230,920
Dova Pharmaceuticals, Inc. (x)*	4,600	137,632
Durect Corp.*	6,600	10,296
Eloxx Pharmaceuticals, Inc. (x)*	2,300	39,261
Endo International plc*	105,600	995,808
Endocyte, Inc. (x)*	30,600	422,280
Evolus, Inc. (x)*	7,600	212,724
GW Pharmaceuticals plc (ADR) (x)*	33,285	4,644,589
Horizon Pharma plc*	84,200	1,394,352
Innovate Biopharmaceuticals, Inc. (x)*	1,300	30,641
Innoviva, Inc.*	52,300	721,740
Intersect ENT, Inc.*	11,600	434,420
Intra-Cellular Therapies, Inc.*	20,000	353,400
Kala Pharmaceuticals, Inc.*	4,000	54,920
Lannett Co., Inc. (x)*	20,000	272,000
Mallinckrodt plc*	38,800	724,008
Marinus Pharmaceuticals, Inc.*	10,400	73,528
Medicines Co. (The) (x)*	36,100	1,324,870
Melinta Therapeutics, Inc.*	13,340	84,709
Menlo Therapeutics, Inc.*	800	6,496
MyoKardia, Inc.*	14,400	714,960
Neos Therapeutics, Inc. (x)*	9,900	61,875
Ocular Therapeutix, Inc. (x)*	12,100	81,675
Odonate Therapeutics, Inc.*	900	19,872
Omeros Corp. (x)*	25,900	469,826
Optinose, Inc. (x)*	5,300	148,294
Pacira Pharmaceuticals, Inc.*	21,300	682,665
Paratek Pharmaceuticals, Inc.*	23,700	241,740
Phibro Animal Health Corp., Class A	7,400	340,770
Prestige Brands Holdings, Inc.*	28,700	1,101,506
Reata Pharmaceuticals, Inc., Class A (x)*	6,700	234,299
resTORbio, Inc. (x)*	1,200	10,980
Revance Therapeutics, Inc.*	165,402	4,540,285
scPharmaceuticals, Inc.*	2,900	16,414
Sienna Biopharmaceuticals, Inc.*	2,600	39,494
SIGA Technologies, Inc. (x)*	4,800	28,512
Supernus Pharmaceuticals, Inc.*	24,500	1,466,325
Teligent, Inc. (x)*	9,100	31,486
Tetraphase Pharmaceuticals, Inc.*	15,300	54,621
TherapeuticsMD, Inc. (x)*	78,300	488,592
Theravance Biopharma, Inc. (x)*	26,200	594,216
WaVe Life Sciences Ltd. (x)*	5,500	210,375
Zogenix, Inc.*	15,000	663,000

		30,181,263

Total Health Care		350,315,252

Industrials (20.0%)
Aerospace & Defense (1.3%)
AAR Corp.	17,100	794,979
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,046,895
Aerovironment, Inc.*	10,000	714,300
Astronics Corp.*	8,500	305,745
Axon Enterprise, Inc.*	23,800	1,503,684
Cubic Corp.	12,600	808,920
Ducommun, Inc.*	1,200	39,708
Engility Holdings, Inc.*	2,600	79,664
Esterline Technologies Corp.*	12,700	937,260
Hexcel Corp.	238,655	15,841,919
KeyW Holding Corp. (The) (x)*	13,800	120,612
KLX, Inc.*	24,000	1,725,600
Kratos Defense & Security Solutions, Inc. (x)*	34,800	400,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Maxar Technologies Ltd.	26,700	$1,348,884
Mercury Systems, Inc.*	22,800	867,768
Moog, Inc., Class A	15,100	1,177,196
National Presto Industries, Inc. (x)	1,500	186,000
Sparton Corp.*	2,100	39,879
Triumph Group, Inc.	25,700	503,720
Vectrus, Inc.*	1,700	52,394

		28,495,675

Air Freight & Logistics (1.3%)
Air Transport Services Group, Inc.*	27,700	625,743
Atlas Air Worldwide Holdings, Inc.*	12,900	924,930
Echo Global Logistics, Inc.*	12,800	374,400
Expeditors International of Washington, Inc.	132,967	9,719,888
Forward Air Corp.	16,700	986,636
Hub Group, Inc., Class A*	20,800	1,035,840
Park-Ohio Holdings Corp.	800	29,840
Radiant Logistics, Inc.*	7,300	28,543
XPO Logistics, Inc.*	137,250	13,749,705

		27,475,525

Airlines (0.2%)
Allegiant Travel Co.	6,490	901,786
Hawaiian Holdings, Inc.	25,400	913,130
SkyWest, Inc.	23,800	1,235,220
Spirit Airlines, Inc.*	32,400	1,177,740

		4,227,876

Building Products (2.0%)
AAON, Inc.	20,562	683,687
Advanced Drainage Systems, Inc.	18,400	525,320
American Woodmark Corp.*	7,200	659,160
AO Smith Corp.	246,180	14,561,547
Apogee Enterprises, Inc.	15,900	765,903
Armstrong Flooring, Inc.*	2,900	40,716
Builders FirstSource, Inc.*	51,300	938,277
Caesarstone Ltd. (x)	6,400	96,640
Continental Building Products, Inc.*	16,400	517,420
CSW Industrials, Inc.*	6,700	354,095
Gibraltar Industries, Inc.*	17,700	663,750
Griffon Corp.	12,400	220,720
Insteel Industries, Inc.	2,500	83,500
JELD-WEN Holding, Inc.*	31,717	906,789
Lennox International, Inc.	77,150	15,441,572
Masonite International Corp.*	14,400	1,034,640
NCI Building Systems, Inc.*	19,400	407,400
Patrick Industries, Inc.*	9,900	562,815
PGT Innovations, Inc.*	22,700	473,295
Quanex Building Products Corp.	19,100	342,845
Simpson Manufacturing Co., Inc.	21,200	1,318,428
Trex Co., Inc.*	27,600	1,727,484
Universal Forest Products, Inc.	32,100	1,175,502

		43,501,505

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	28,400	828,712
ACCO Brands Corp.	54,500	754,825
Advanced Disposal Services, Inc.*	29,100	721,098
Brady Corp., Class A	26,400	1,017,720
Brink’s Co. (The)	26,000	2,073,500
Casella Waste Systems, Inc., Class A*	19,000	486,590
CECO Environmental Corp.	7,100	43,594
Copart, Inc.*	242,130	13,694,873
Covanta Holding Corp.	57,000	940,500
Deluxe Corp.	24,800	1,642,008
Ennis, Inc.	3,000	61,050
Essendant, Inc.	9,000	118,980
Healthcare Services Group, Inc. (x)	34,500	1,490,055
Heritage-Crystal Clean, Inc.*	1,900	38,190
Herman Miller, Inc.	31,000	1,050,900
HNI Corp.	22,100	822,120
InnerWorkings, Inc.*	5,800	50,402
Interface, Inc.	37,800	867,510
Kimball International, Inc., Class B	17,000	274,720
Knoll, Inc.	29,700	618,057
LSC Communications, Inc.	6,000	93,960
Matthews International Corp., Class A	17,344	1,019,827
McGrath RentCorp	10,300	651,681
Mobile Mini, Inc.	24,600	1,153,740
MSA Safety, Inc.	18,000	1,734,120
Multi-Color Corp.	7,100	459,015
NL Industries, Inc.*	3,100	26,970
Pitney Bowes, Inc.	88,700	760,159
Quad/Graphics, Inc.	14,900	310,367
RR Donnelley & Sons Co.	29,300	168,768
SP Plus Corp.*	10,700	398,040
Steelcase, Inc., Class A	44,100	595,350
Team, Inc.*	3,500	80,850
Tetra Tech, Inc.	26,000	1,521,000
UniFirst Corp.	7,300	1,291,370
US Ecology, Inc.	13,800	879,060
Viad Corp.	11,100	602,175
VSE Corp.	900	43,002

		39,384,858

Construction & Engineering (1.1%)
Aegion Corp.*	25,200	648,900
Ameresco, Inc., Class A*	3,800	45,600
Argan, Inc.	4,700	192,465
Comfort Systems USA, Inc.	20,900	957,220
Dycom Industries, Inc.*	145,490	13,750,260
EMCOR Group, Inc.	29,700	2,262,546
Granite Construction, Inc.	21,421	1,192,293
Great Lakes Dredge & Dock Corp.*	6,900	36,225
HC2 Holdings, Inc.*	7,100	41,535
IES Holdings, Inc.*	1,800	30,150
Infrastructure and Energy Alternatives, Inc. (x)*	1,300	12,103
KBR, Inc.	70,000	1,254,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MasTec, Inc.*	32,300	$1,639,225
MYR Group, Inc.*	1,800	63,828
Northwest Pipe Co.*	1,700	32,929
NV5 Global, Inc.*	1,800	124,740
Orion Group Holdings, Inc.*	5,200	42,952
Primoris Services Corp.	22,900	623,567
Sterling Construction Co., Inc.*	3,600	46,908
Tutor Perini Corp.*	19,700	363,465
Willscot Corp. (x)*	3,200	47,360

		23,408,671

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	1,400	67,032
AMETEK, Inc.	189,175	13,650,868
Atkore International Group, Inc.*	18,600	386,322
AZZ, Inc.	13,300	577,885
Babcock & Wilcox Enterprises, Inc. (x)*	72,880	173,454
Encore Wire Corp.	12,200	578,890
Energous Corp. (x)*	10,300	152,749
EnerSys	21,400	1,597,296
Enphase Energy, Inc. (x)*	44,900	302,177
FuelCell Energy, Inc.*	9,200	12,144
Generac Holdings, Inc.*	29,300	1,515,689
Plug Power, Inc. (x)*	37,800	76,356
Powell Industries, Inc.	1,300	45,279
Preformed Line Products Co.	600	53,268
Sunrun, Inc. (x)*	40,500	532,575
Thermon Group Holdings, Inc.*	13,800	315,606
TPI Composites, Inc.*	5,200	152,048
Vicor Corp.*	11,600	505,180
Vivint Solar, Inc.*	13,900	68,805

		20,763,623

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	97,822	10,595,101
Raven Industries, Inc.	17,600	676,720

		11,271,821

Machinery (5.7%)
Actuant Corp., Class A	31,200	915,720
Alamo Group, Inc.	5,100	460,836
Albany International Corp., Class A	16,700	1,004,505
Altra Industrial Motion Corp.	16,800	724,080
American Railcar Industries, Inc. (x)	1,300	51,324
Astec Industries, Inc.	11,400	681,720
Barnes Group, Inc.	24,610	1,449,529
Blue Bird Corp.*	2,600	58,110
Briggs & Stratton Corp.	23,300	410,313
Chart Industries, Inc.*	16,200	999,216
CIRCOR International, Inc.	10,900	402,864
Columbus McKinnon Corp.	9,300	403,248
Commercial Vehicle Group, Inc.*	5,200	38,168
DMC Global, Inc.	3,000	134,700
Douglas Dynamics, Inc.	9,400	451,200
Eastern Co. (The)	1,000	28,050
Energy Recovery, Inc. (x)*	7,300	58,984
EnPro Industries, Inc.	9,700	678,515
ESCO Technologies, Inc.	13,600	784,720
Evoqua Water Technologies Corp.*	35,727	732,404
Federal Signal Corp.	27,900	649,791
Franklin Electric Co., Inc.	25,200	1,136,520
FreightCar America, Inc.	2,400	40,296
Gardner Denver Holdings, Inc.*	506,254	14,878,805
Gates Industrial Corp. plc*	386,470	6,287,867
Gencor Industries, Inc.*	1,900	30,685
Global Brass & Copper Holdings, Inc.	11,200	351,120
Gorman-Rupp Co. (The)	3,743	131,005
Graham Corp.	1,800	46,458
Greenbrier Cos., Inc. (The)	17,400	917,850
Harsco Corp.*	41,400	914,940
Hillenbrand, Inc.	28,900	1,362,635
Hurco Cos., Inc.	800	35,800
Hyster-Yale Materials Handling, Inc.	6,400	411,200
IDEX Corp.	131,355	17,927,329
John Bean Technologies Corp.	15,100	1,342,390
Kadant, Inc.	5,700	548,055
Kennametal, Inc.	357,025	12,817,198
LB Foster Co., Class A*	1,300	29,835
Lincoln Electric Holdings, Inc.	186,795	16,393,129
Lindsay Corp.	5,100	494,649
Lydall, Inc.*	8,700	379,755
Manitex International, Inc. (x)*	900	11,232
Manitowoc Co., Inc. (The)*	16,600	429,276
Meritor, Inc.*	42,500	874,225
Milacron Holdings Corp.*	31,800	601,974
Miller Industries, Inc.	2,600	66,430
Mueller Industries, Inc.	31,800	938,418
Mueller Water Products, Inc., Class A	75,800	888,376
Navistar International Corp.*	26,600	1,083,152
NN, Inc.	9,100	171,990
Nordson Corp.	122,570	15,739,214
Omega Flex, Inc.	700	55,377
Proto Labs, Inc.*	12,300	1,463,085
RBC Bearings, Inc.*	10,700	1,378,267
REV Group, Inc. (x)	14,600	248,346
Rexnord Corp.*	50,600	1,470,436
Spartan Motors, Inc.	4,900	73,990
SPX Corp.*	21,700	760,585
SPX FLOW, Inc.*	18,400	805,368
Standex International Corp.	6,600	674,520
Sun Hydraulics Corp.	12,000	578,280
Tennant Co.	9,200	726,800
Titan International, Inc.	17,700	189,921
TriMas Corp.*	21,100	620,340
Twin Disc, Inc.*	1,300	32,266
Wabash National Corp.	37,700	703,482
Watts Water Technologies, Inc., Class A	13,492	1,057,773
Woodward, Inc.	27,600	2,121,336

		121,359,977

Marine (0.1%)
Costamare, Inc.	12,400	98,952
Eagle Bulk Shipping, Inc.*	8,900	48,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Genco Shipping & Trading Ltd.*	5,700	$88,350
Matson, Inc.	23,300	894,254
Safe Bulkers, Inc.*	12,400	42,160
Scorpio Bulkers, Inc.	12,600	89,460

		1,261,592

Professional Services (1.4%)
Acacia Research Corp.*	9,600	39,840
ASGN, Inc.*	23,100	1,806,189
Barrett Business Services, Inc.	900	86,913
BG Staffing, Inc.	2,600	60,450
CBIZ, Inc.*	25,100	577,300
CoStar Group, Inc.*	35,391	14,603,388
CRA International, Inc.	1,300	66,157
Exponent, Inc.	27,800	1,342,740
Forrester Research, Inc.	1,800	75,510
Franklin Covey Co.*	1,200	29,460
FTI Consulting, Inc.*	17,000	1,028,160
GP Strategies Corp.*	1,300	22,880
Heidrick & Struggles International, Inc.	8,600	301,000
Hill International, Inc.*	6,600	38,940
Huron Consulting Group, Inc.*	13,569	554,972
ICF International, Inc.	11,700	831,285
Insperity, Inc.	16,800	1,600,200
Kelly Services, Inc., Class A	15,600	350,220
Kforce, Inc.	10,900	373,870
Korn/Ferry International	26,600	1,647,338
Mistras Group, Inc.*	1,900	35,872
Navigant Consulting, Inc.*	23,900	529,146
Resources Connection, Inc.	10,900	184,210
TriNet Group, Inc.*	22,600	1,264,244
TrueBlue, Inc.*	28,300	762,685
WageWorks, Inc.*	17,792	889,600
Willdan Group, Inc.*	1,700	52,649

		29,155,218

Road & Rail (1.0%)
ArcBest Corp.	11,700	534,690
Avis Budget Group, Inc.*	36,400	1,183,000
Covenant Transportation Group, Inc., Class A*	3,700	116,550
Daseke, Inc.*	8,000	79,440
Heartland Express, Inc.	23,400	434,070
Hertz Global Holdings, Inc.*	32,000	490,880
Knight-Swift Transportation Holdings, Inc.	401,960	15,358,891
Marten Transport Ltd.	13,666	320,468
PAM Transportation Services, Inc. (x)*	200	9,394
Saia, Inc.*	14,700	1,188,495
Universal Logistics Holdings, Inc.	1,800	47,250
USA Truck, Inc.*	900	21,123
Werner Enterprises, Inc.	22,400	841,120
YRC Worldwide, Inc.*	11,900	119,595

		20,744,966

Trading Companies & Distributors (2.6%)
Aircastle Ltd.	24,900	510,450
Applied Industrial Technologies, Inc.	19,000	1,332,850
Beacon Roofing Supply, Inc.*	31,200	1,329,744
BlueLinx Holdings, Inc. (x)*	1,600	60,048
BMC Stock Holdings, Inc.*	28,800	600,480
CAI International, Inc.*	3,800	88,312
DXP Enterprises, Inc.*	2,100	80,220
EnviroStar, Inc. (x)	800	32,240
Foundation Building Materials, Inc.*	2,800	43,064
GATX Corp.	21,400	1,588,522
General Finance Corp.*	1,100	14,905
GMS, Inc.*	20,800	563,472
H&E Equipment Services, Inc.	15,200	571,672
Herc Holdings, Inc.*	11,800	664,812
Kaman Corp.	14,300	996,567
Lawson Products, Inc.*	300	7,305
MRC Global, Inc.*	40,700	881,969
Nexeo Solutions, Inc.*	4,100	37,433
NOW, Inc. (x)*	55,900	745,147
Rush Enterprises, Inc., Class A*	13,300	576,954
Rush Enterprises, Inc., Class B*	800	35,120
SiteOne Landscape Supply, Inc.*	164,607	13,822,050
Textainer Group Holdings Ltd.*	4,200	66,780
Titan Machinery, Inc.*	5,500	85,525
Triton International Ltd.	20,900	640,794
United Rentals, Inc.*	103,180	15,231,432
Veritiv Corp.*	1,700	67,745
Watsco, Inc.	85,936	15,320,669
Willis Lease Finance Corp.*	1,200	37,908

		56,034,189

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	10,200	114,750

Total Industrials		427,200,246

Information Technology (21.0%)
Communications Equipment (1.6%)
Acacia Communications, Inc.*	12,900	449,049
ADTRAN, Inc.	26,200	389,070
Aerohive Networks, Inc.*	3,200	12,704
Applied Optoelectronics, Inc. (x)*	8,800	395,120
Arista Networks, Inc.*	35,880	9,238,741
CalAmp Corp.*	12,900	302,247
Calix, Inc.*	6,900	53,820
Casa Systems, Inc.*	22,700	370,691
Ciena Corp.*	388,870	10,308,944
Clearfield, Inc. (x)*	700	7,735
Comtech Telecommunications Corp.	10,800	344,304
DASAN Zhone Solutions, Inc. (x)*	200	1,952
Digi International, Inc.*	5,950	78,540
Extreme Networks, Inc.*	50,500	401,980
Finisar Corp. (x)*	55,300	995,400
Harmonic, Inc.*	13,300	56,525
Infinera Corp.*	75,000	744,750
InterDigital, Inc.	16,900	1,367,210
KVH Industries, Inc.*	7,700	103,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.*	29,600	$1,713,840
NETGEAR, Inc.*	17,100	1,068,750
NetScout Systems, Inc.*	41,200	1,223,640
Oclaro, Inc.*	80,500	718,865
Plantronics, Inc.	14,600	1,113,250
Quantenna Communications, Inc.*	6,500	101,010
Ribbon Communications, Inc.*	5,300	37,736
ViaSat, Inc. (x)*	26,300	1,728,436
Viavi Solutions, Inc.*	122,500	1,254,400

		34,581,889

Electronic Equipment, Instruments & Components (2.1%)
Anixter International, Inc.*	14,200	898,860
AVX Corp.	25,300	396,451
Badger Meter, Inc.	12,600	563,220
Bel Fuse, Inc., Class B	400	8,360
Belden, Inc.	22,200	1,356,864
Benchmark Electronics, Inc.	24,300	708,345
Control4 Corp.*	7,700	187,187
CTS Corp.	21,400	770,400
Daktronics, Inc.	8,400	71,484
Electro Scientific Industries, Inc. (x)*	13,500	212,895
ePlus, Inc.*	6,600	621,060
Fabrinet*	18,800	693,532
FARO Technologies, Inc.*	6,695	363,873
Fitbit, Inc., Class A*	84,900	554,397
II-VI, Inc.*	29,000	1,260,050
Insight Enterprises, Inc.*	21,300	1,042,209
Iteris, Inc.*	1,800	8,712
Itron, Inc.*	16,100	966,805
KEMET Corp.*	22,200	536,130
Kimball Electronics, Inc.*	2,700	49,410
Knowles Corp.*	46,700	714,510
Littelfuse, Inc.	25,280	5,768,390
Maxwell Technologies, Inc. (x)*	1,700	8,840
Mesa Laboratories, Inc.	1,600	337,728
Methode Electronics, Inc.	18,800	757,640
MTS Systems Corp.	11,300	594,945
Napco Security Technologies, Inc.*	500	7,325
National Instruments Corp.	306,890	12,883,243
nLight, Inc.*	3,500	115,710
Novanta, Inc.*	17,000	1,059,100
OSI Systems, Inc.*	10,500	811,965
PAR Technology Corp.*	800	14,144
Park Electrochemical Corp.	4,600	106,674
PC Connection, Inc.	1,600	53,120
Plexus Corp.*	18,395	1,095,238
Rogers Corp.*	8,700	969,702
Sanmina Corp.*	40,600	1,189,580
ScanSource, Inc.*	14,000	564,200
SYNNEX Corp.	15,000	1,447,650
Systemax, Inc.	2,100	72,093
Tech Data Corp.*	17,100	1,404,252
TTM Technologies, Inc.*	53,300	939,679
VeriFone Systems, Inc.*	54,100	1,234,562
Vishay Intertechnology, Inc.	61,200	1,419,840
Vishay Precision Group, Inc.*	6,000	228,900

		45,069,274

Internet Software & Services (5.7%)
2U, Inc.*	178,451	14,911,366
Alarm.com Holdings, Inc.*	14,500	585,510
Alteryx, Inc., Class A (x)*	10,800	412,128
Amber Road, Inc.*	5,400	50,814
Appfolio, Inc., Class A*	7,000	428,050
Apptio, Inc., Class A*	15,900	575,580
Benefitfocus, Inc.*	9,400	315,840
Blucora, Inc.*	20,300	751,100
Box, Inc., Class A*	60,000	1,499,400
Brightcove, Inc.*	7,100	68,515
Carbonite, Inc.*	10,950	382,155
Cardlytics, Inc.*	2,600	56,576
Care.com, Inc.*	5,100	106,488
Cargurus, Inc.*	23,200	805,968
Cars.com, Inc.*	35,000	993,650
ChannelAdvisor Corp.*	2,700	37,935
Cimpress NV*	11,200	1,623,552
Cision Ltd.*	9,200	137,540
Cloudera, Inc.*	46,031	627,863
Cornerstone OnDemand, Inc.*	26,300	1,247,409
Coupa Software, Inc.*	25,100	1,562,224
Dropbox, Inc., Class A (x)*	161,551	5,237,483
eGain Corp.*	3,700	55,870
Endurance International Group Holdings, Inc.*	15,400	153,230
Envestnet, Inc.*	21,600	1,186,920
Etsy, Inc.*	186,740	7,878,561
Five9, Inc.*	25,300	874,621
Fusion Connect, Inc. (x)*	3,500	13,790
Gogo, Inc. (x)*	36,600	177,876
GrubHub, Inc. (x)*	153,630	16,117,323
GTT Communications, Inc. (x)*	13,800	621,000
Hortonworks, Inc.*	32,400	590,328
Instructure, Inc.*	14,800	629,740
Internap Corp.*	5,200	54,184
j2 Global, Inc.	24,000	2,078,640
Leaf Group Ltd.*	500	5,425
Limelight Networks, Inc.*	10,900	48,723
Liquidity Services, Inc.*	1,100	7,205
LivePerson, Inc.*	22,000	464,200
Meet Group, Inc. (The)*	13,400	60,032
MINDBODY, Inc., Class A*	17,900	690,940
New Relic, Inc.*	154,684	15,559,664
NIC, Inc.	33,195	516,182
Nutanix, Inc., Class A*	274,270	14,144,104
Pandora Media, Inc. (x)*	120,800	951,904
Q2 Holdings, Inc.*	17,300	986,965
QuinStreet, Inc.*	14,900	189,230
Quotient Technology, Inc.*	33,500	438,850
Reis, Inc.	200	4,360
Remark Holdings, Inc. (x)*	3,500	13,685
SendGrid, Inc. (x)*	13,500	358,020
ShotSpotter, Inc. (x)*	1,700	64,481
Shutterstock, Inc.*	9,700	460,362
SPS Commerce, Inc.*	8,700	639,276
Stamps.com, Inc.*	8,200	2,075,010
TechTarget, Inc.*	11,200	318,080
Telaria, Inc.*	1,800	7,272
Trade Desk, Inc. (The), Class A (x)*	179,578	16,844,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Travelzoo (x)*	1,000	$17,100
TrueCar, Inc.*	58,400	589,256
Tucows, Inc., Class A (x)*	1,500	90,975
Veritone, Inc. (x)*	4,000	67,280
Web.com Group, Inc.*	18,400	475,640
XO Group, Inc.*	11,400	364,800
Yelp, Inc.*	37,800	1,481,004
Yext, Inc.*	38,300	740,722

		121,524,392

IT Services (1.5%)
Acxiom Corp.*	42,600	1,275,870
CACI International, Inc., Class A*	11,200	1,887,760
Cardtronics plc, Class A*	23,500	568,230
Cass Information Systems, Inc.	5,611	386,149
ConvergeOne Holdings, Inc.	2,000	18,780
Convergys Corp.	46,400	1,134,016
CSG Systems International, Inc.	16,300	666,181
Everi Holdings, Inc.*	10,700	77,040
Evertec, Inc.	41,700	911,145
Exela Technologies, Inc.*	2,100	9,975
ExlService Holdings, Inc.*	17,500	990,675
Hackett Group, Inc. (The)	2,900	46,603
Information Services Group, Inc.*	800	3,280
ManTech International Corp., Class A	14,700	788,508
MAXIMUS, Inc.	30,520	1,895,597
MoneyGram International, Inc.*	8,100	54,189
Perficient, Inc.*	19,700	519,489
Perspecta, Inc.	67,700	1,391,235
PFSweb, Inc.*	800	7,776
Presidio, Inc. (x)*	3,300	43,230
PRGX Global, Inc.*	600	5,820
Science Applications International Corp.	22,100	1,788,553
ServiceSource International, Inc.*	12,800	50,432
Sykes Enterprises, Inc.*	24,228	697,282
Syntel, Inc.*	16,500	529,485
Travelport Worldwide Ltd.	57,900	1,073,466
TTEC Holdings, Inc.	1,600	55,280
Unisys Corp. (x)*	23,800	307,020
Virtusa Corp.*	15,800	769,144
Worldpay, Inc.*	164,227	13,430,484

		31,382,694

Semiconductors & Semiconductor Equipment (2.4%)
ACM Research, Inc., Class A (x)*	1,100	11,858
Adesto Technologies Corp. (x)*	1,500	12,600
Advanced Energy Industries, Inc.*	19,400	1,126,946
Alpha & Omega Semiconductor Ltd.*	3,000	42,720
Ambarella, Inc. (x)*	17,500	675,675
Amkor Technology, Inc.*	51,700	444,103
Aquantia Corp.*	8,000	92,640
Axcelis Technologies, Inc.*	14,600	289,080
AXT, Inc.*	5,900	41,595
Brooks Automation, Inc.	40,700	1,327,634
Cabot Microelectronics Corp.	12,200	1,312,232
CEVA, Inc.*	8,900	268,780
Cirrus Logic, Inc.*	30,700	1,176,731
Cohu, Inc.	10,400	254,904
Cree, Inc.*	47,500	1,974,575
Diodes, Inc.*	21,300	734,211
Entegris, Inc.	69,200	2,345,880
FormFactor, Inc.*	30,361	403,801
Ichor Holdings Ltd.*	10,000	212,200
Impinj, Inc. (x)*	16,200	358,182
Inphi Corp. (x)*	18,500	603,285
Integrated Device Technology, Inc.*	61,200	1,951,056
Kopin Corp. (x)*	20,350	58,201
Lattice Semiconductor Corp.*	61,900	406,064
MACOM Technology Solutions Holdings, Inc. (x)*	19,793	456,031
Marvell Technology Group Ltd.	492,350	10,555,984
MaxLinear, Inc.*	35,756	557,436
Nanometrics, Inc.*	8,450	299,215
NeoPhotonics Corp. (x)*	10,500	65,415
NVE Corp.	1,050	127,869
PDF Solutions, Inc.*	4,300	51,514
Photronics, Inc.*	9,000	71,775
Power Integrations, Inc.	14,300	1,044,615
Rambus, Inc.*	49,400	619,476
Rudolph Technologies, Inc.*	15,700	464,720
Semtech Corp.*	344,050	16,187,552
Sigma Designs, Inc.*	1,700	10,370
Silicon Laboratories, Inc.*	19,000	1,892,400
SMART Global Holdings, Inc. (x)*	8,800	280,456
SunPower Corp. (x)*	46,800	358,956
Synaptics, Inc.*	19,200	967,104
Ultra Clean Holdings, Inc.*	16,000	265,600
Veeco Instruments, Inc.*	22,949	327,023
Xcerra Corp.*	25,500	356,235
Xperi Corp.	25,500	410,550

		51,495,249

Software (6.6%)
8x8, Inc.*	43,800	878,190
A10 Networks, Inc.*	10,700	66,661
ACI Worldwide, Inc.*	53,281	1,314,442
Agilysys, Inc.*	11,250	174,375
Altair Engineering, Inc., Class A*	11,800	403,324
American Software, Inc., Class A	16,300	237,491
ANSYS, Inc.*	103,120	17,961,442
Aspen Technology, Inc.*	147,079	13,640,106
Asure Software, Inc.*	2,000	31,900
Avaya Holdings Corp.*	49,400	991,952
Blackbaud, Inc.	22,800	2,335,860
Blackline, Inc.*	13,300	577,619
Bottomline Technologies de, Inc.*	23,900	1,190,937
Carbon Black, Inc. (x)*	7,800	202,800
CommVault Systems, Inc.*	20,200	1,330,170
Digimarc Corp. (x)*	2,300	61,640
Ebix, Inc. (x)	13,100	998,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ellie Mae, Inc.*	16,800	$1,744,512
Everbridge, Inc.*	12,400	588,008
ForeScout Technologies, Inc.*	13,600	465,936
Glu Mobile, Inc.*	51,800	332,038
Guidewire Software, Inc.*	149,643	13,285,306
HubSpot, Inc.*	117,841	14,777,261
Imperva, Inc.*	19,500	940,875
MicroStrategy, Inc., Class A*	5,900	753,725
Mitek Systems, Inc.*	6,600	58,740
MobileIron, Inc.*	12,800	56,960
Model N, Inc.*	3,600	66,960
Monotype Imaging Holdings, Inc.	25,800	523,740
OneSpan, Inc.*	6,200	121,830
Park City Group, Inc. (x)*	1,400	11,060
Paylocity Holding Corp.*	16,200	953,532
Pivotal Software, Inc., Class A*	225,358	5,469,439
Progress Software Corp.	22,850	887,037
PROS Holdings, Inc.*	10,650	389,471
QAD, Inc., Class A	1,600	80,240
Qualys, Inc.*	15,100	1,272,930
Rapid7, Inc.*	13,000	366,860
Rimini Street, Inc. (x)*	500	3,275
Rosetta Stone, Inc.*	4,500	72,135
SailPoint Technologies Holding, Inc.*	430,469	10,563,709
SecureWorks Corp., Class A (x)*	5,900	73,455
Splunk, Inc.*	162,721	16,127,278
Take-Two Interactive Software, Inc.*	118,813	14,062,707
Telenav, Inc.*	1,600	8,960
TiVo Corp.	68,997	928,010
Tyler Technologies, Inc.*	58,091	12,902,011
Upland Software, Inc.*	3,700	127,169
Varonis Systems, Inc.*	13,100	975,950
Verint Systems, Inc.*	30,321	1,344,736
VirnetX Holding Corp. (x)*	3,500	11,900
Workiva, Inc.*	13,000	317,200
Zix Corp.*	13,450	72,496
Zscaler, Inc. (x)*	8,500	303,875

		143,439,110

Technology Hardware, Storage & Peripherals (1.1%)
3D Systems Corp. (x)*	56,000	773,360
Avid Technology, Inc.*	3,700	19,240
Cray, Inc.*	24,700	607,620
Diebold Nixdorf, Inc. (x)	35,600	425,420
Eastman Kodak Co.*	3,700	14,060
Electronics For Imaging, Inc.*	23,049	750,475
Immersion Corp.*	16,000	247,040
Pure Storage, Inc., Class A*	773,380	18,468,315
Stratasys Ltd. (x)*	27,900	534,006
Super Micro Computer, Inc.*	22,600	534,490
USA Technologies, Inc.*	24,400	341,600

		22,715,626

Total Information Technology		450,208,234

Materials (3.5%)
Chemicals (1.9%)
A Schulman, Inc.	18,100	805,450
Advanced Emissions Solutions, Inc. (x)	3,600	40,896
AdvanSix, Inc.*	14,600	534,798
AgroFresh Solutions, Inc.*	4,500	31,545
American Vanguard Corp.	11,400	261,630
Balchem Corp.	16,600	1,629,124
Chase Corp.	3,600	422,100
Ferro Corp.*	44,554	928,951
Flotek Industries, Inc.*	9,200	29,716
FutureFuel Corp.	2,600	36,426
GCP Applied Technologies, Inc.*	37,000	1,071,150
Hawkins, Inc.	1,100	38,885
HB Fuller Co.	26,900	1,443,992
Ingevity Corp.*	22,200	1,795,092
Innophos Holdings, Inc.	11,900	566,440
Innospec, Inc.	12,300	941,565
Intrepid Potash, Inc.*	9,300	38,130
KMG Chemicals, Inc.	6,100	450,058
Koppers Holdings, Inc.*	10,600	406,510
Kraton Corp.*	13,600	627,504
Kronos Worldwide, Inc.	4,000	90,120
LSB Industries, Inc.*	5,600	29,680
Marrone Bio Innovations, Inc.*	3,000	5,520
Minerals Technologies, Inc.	16,000	1,205,600
OMNOVA Solutions, Inc.*	3,100	32,240
PolyOne Corp.	396,767	17,148,270
PQ Group Holdings, Inc.*	4,100	73,800
Quaker Chemical Corp.	7,000	1,084,090
Rayonier Advanced Materials, Inc.	36,100	616,949
Sensient Technologies Corp.	21,900	1,566,945
Stepan Co.	11,600	904,916
Trecora Resources*	2,500	37,125
Tredegar Corp.	10,100	237,350
Trinseo SA	21,600	1,532,520
Tronox Ltd., Class A	41,000	806,880
Valhi, Inc.	8,300	39,508

		37,511,475

Construction Materials (0.7%)
Forterra, Inc.*	6,100	59,353
Martin Marietta Materials, Inc.	59,927	13,383,496
Summit Materials, Inc., Class A*	53,446	1,402,958
United States Lime & Minerals, Inc.	500	41,950
US Concrete, Inc. (x)*	6,800	357,000

		15,244,757

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	608,235
Greif, Inc., Class B	700	40,320
Myers Industries, Inc.	3,400	65,280
UFP Technologies, Inc.*	1,100	33,935

		747,770

Metals & Mining (0.6%)
AK Steel Holding Corp. (x)*	160,942	698,488
Allegheny Technologies, Inc.*	57,400	1,441,888
Carpenter Technology Corp.	21,800	1,146,026
Century Aluminum Co.*	24,300	382,725
Cleveland-Cliffs, Inc. (x)*	139,527	1,176,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Coeur Mining, Inc.*	79,770	$606,252
Commercial Metals Co.	64,900	1,370,039
Compass Minerals International, Inc. (x)	16,500	1,084,875
Gold Resource Corp.	10,400	68,536
Haynes International, Inc.	1,800	66,132
Hecla Mining Co.	178,400	620,832
Kaiser Aluminum Corp.	8,100	843,291
Klondex Mines Ltd.*	20,200	46,662
Materion Corp.	12,600	682,290
Olympic Steel, Inc.	2,000	40,820
Ramaco Resources, Inc. (x)*	4,400	30,624
Ryerson Holding Corp.*	4,900	54,635
Schnitzer Steel Industries, Inc., Class A	13,500	454,950
SunCoke Energy, Inc.*	31,530	422,502
Synalloy Corp.	400	7,980
Tahoe Resources, Inc.	146,400	720,288
TimkenSteel Corp.*	15,700	256,695
Universal Stainless & Alloy Products, Inc.*	1,300	30,771
Warrior Met Coal, Inc. (x)	15,400	424,578
Worthington Industries, Inc.	25,099	1,053,405

		13,731,497

Paper & Forest Products (0.3%)
Boise Cascade Co.	17,900	800,130
Clearwater Paper Corp.*	7,828	180,827
KapStone Paper and Packaging Corp.	39,700	1,369,650
Louisiana-Pacific Corp.	70,100	1,908,122
Neenah, Inc.	10,100	856,985
PH Glatfelter Co.	18,300	358,497
Schweitzer-Mauduit International, Inc.	16,000	699,520
Verso Corp., Class A*	15,900	345,984

		6,519,715

Total Materials		73,755,214

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
Acadia Realty Trust (REIT)	38,586	1,056,099
Agree Realty Corp. (REIT)	15,300	807,381
Alexander & Baldwin, Inc. (REIT)	38,251	898,899
Alexander’s, Inc. (REIT)	1,000	382,630
American Assets Trust, Inc. (REIT)	23,296	892,004
Americold Realty Trust (REIT)	25,098	552,658
Armada Hoffler Properties, Inc. (REIT)	18,700	278,630
Ashford Hospitality Trust, Inc. (REIT)	18,850	152,685
Bluerock Residential Growth REIT, Inc. (REIT) (x)	5,500	49,060
Braemar Hotels & Resorts, Inc. (REIT)	2,900	33,118
BRT Apartments Corp. (REIT)	400	5,100
CareTrust REIT, Inc. (REIT)	35,000	584,150
CatchMark Timber Trust, Inc. (REIT), Class A	5,800	73,834
CBL & Associates Properties, Inc. (REIT) (x)	88,100	490,717
Cedar Realty Trust, Inc. (REIT)	13,600	64,192
Chatham Lodging Trust (REIT)	22,400	475,328
Chesapeake Lodging Trust (REIT)	30,620	968,817
City Office REIT, Inc. (REIT)	2,900	37,207
Clipper Realty, Inc. (REIT)	3,200	27,328
Community Healthcare Trust, Inc. (REIT)	3,000	89,610
CoreCivic, Inc. (REIT)	56,000	1,337,840
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	1,900	71,440
CorePoint Lodging, Inc. (REIT)*	25,650	664,335
Cousins Properties, Inc. (REIT)	203,249	1,969,483
DiamondRock Hospitality Co. (REIT)	94,508	1,160,558
Easterly Government Properties, Inc. (REIT)	18,100	357,656
EastGroup Properties, Inc. (REIT)	17,180	1,641,721
Education Realty Trust, Inc. (REIT)	38,833	1,611,570
Farmland Partners, Inc. (REIT) (x)	3,800	33,440
First Industrial Realty Trust, Inc. (REIT)	60,700	2,023,737
Four Corners Property Trust, Inc. (REIT)	31,500	775,845
Franklin Street Properties Corp. (REIT)	65,080	557,085
Front Yard Residential Corp. (REIT)	27,900	290,718
GEO Group, Inc. (The) (REIT)	59,371	1,635,077
Getty Realty Corp. (REIT)	13,664	384,915
Gladstone Commercial Corp. (REIT)	13,600	261,392
Gladstone Land Corp. (REIT)	1,000	12,670
Global Medical REIT, Inc. (REIT)	3,300	29,238
Global Net Lease, Inc. (REIT)	29,700	606,771
Government Properties Income Trust (REIT)	63,350	1,004,098
Gramercy Property Trust (REIT)	73,552	2,009,440
Healthcare Realty Trust, Inc. (REIT)	59,600	1,733,168
Hersha Hospitality Trust (REIT)	18,932	406,091
Independence Realty Trust, Inc. (REIT)	33,700	347,447
Industrial Logistics Properties Trust (REIT)	4,900	109,515
InfraREIT, Inc. (REIT)	20,777	460,626
Innovative Industrial Properties, Inc. (REIT) (x)	1,800	65,916
Investors Real Estate Trust (REIT)	56,320	311,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
iStar, Inc. (REIT)*	45,200	$487,708
Jernigan Capital, Inc. (REIT)	3,200	60,992
Kite Realty Group Trust (REIT)	45,782	781,957
LaSalle Hotel Properties (REIT)	55,650	1,904,900
Lexington Realty Trust (REIT)	102,545	895,218
LTC Properties, Inc. (REIT)	21,800	931,732
Mack-Cali Realty Corp. (REIT)	46,100	934,908
MedEquities Realty Trust, Inc. (REIT)	2,300	25,346
Monmouth Real Estate Investment Corp. (REIT)	33,113	547,358
National Health Investors, Inc. (REIT)	20,200	1,488,336
National Storage Affiliates Trust (REIT)	31,900	983,158
New Senior Investment Group, Inc. (REIT)	36,400	275,548
NexPoint Residential Trust, Inc. (REIT)	1,000	28,450
NorthStar Realty Europe Corp. (REIT)	31,100	450,639
One Liberty Properties, Inc. (REIT)	1,300	34,333
Pebblebrook Hotel Trust (REIT)	35,928	1,394,006
Pennsylvania REIT (REIT) (x)	36,260	398,497
Physicians Realty Trust (REIT)	84,300	1,343,742
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,203,772
PotlatchDeltic Corp. (REIT)	27,480	1,397,358
Preferred Apartment Communities, Inc. (REIT), Class A	17,000	288,830
PS Business Parks, Inc. (REIT)	10,220	1,313,270
QTS Realty Trust, Inc. (REIT), Class A	24,400	963,800
Quality Care Properties, Inc. (REIT)*	46,000	989,460
Ramco-Gershenson Properties Trust (REIT)	48,260	637,515
Retail Opportunity Investments Corp. (REIT)	51,500	986,740
Rexford Industrial Realty, Inc. (REIT)	35,900	1,126,901
RLJ Lodging Trust (REIT)	80,687	1,779,148
Ryman Hospitality Properties, Inc. (REIT)	20,116	1,672,645
Sabra Health Care REIT, Inc. (REIT)	93,943	2,041,380
Safety Income & Growth, Inc. (REIT)	1,000	18,970
Saul Centers, Inc. (REIT)	4,900	262,542
Select Income REIT (REIT)	34,400	772,968
Seritage Growth Properties (REIT), Class A (x)	13,000	551,590
Spirit MTA REIT (REIT)*	7,600	78,280
STAG Industrial, Inc. (REIT)	43,400	1,181,782
Summit Hotel Properties, Inc. (REIT)	47,700	682,587
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,830,095
Tanger Factory Outlet Centers, Inc. (REIT)	43,300	1,017,117
Terreno Realty Corp. (REIT)	24,500	922,915
Tier REIT, Inc. (REIT)	24,900	592,122
UMH Properties, Inc. (REIT)	3,200	49,120
Universal Health Realty Income Trust (REIT)	7,650	489,447
Urban Edge Properties (REIT)	48,700	1,113,769
Urstadt Biddle Properties, Inc. (REIT), Class A	13,070	295,774
Washington Prime Group, Inc. (REIT)	97,000	786,670
Washington REIT (REIT)	36,700	1,113,111
Whitestone REIT (REIT)	3,600	44,928
Xenia Hotels & Resorts, Inc. (REIT)	59,700	1,454,292

		70,418,415

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA (x)*	3,300	96,261
Consolidated-Tomoka Land Co.	500	30,755
Forestar Group, Inc. (x)*	7,849	162,867
FRP Holdings, Inc. (x)*	2,500	161,875
Griffin Industrial Realty, Inc.	100	4,399
HFF, Inc., Class A	21,500	738,525
Kennedy-Wilson Holdings, Inc.	58,103	1,228,878
Marcus & Millichap, Inc.*	9,200	358,892
Maui Land & Pineapple Co., Inc.*	2,100	23,520
Newmark Group, Inc., Class A	3,000	42,690
RE/MAX Holdings, Inc., Class A	9,300	487,785
Redfin Corp. (x)*	42,273	976,084
RMR Group, Inc. (The), Class A	1,835	143,956
St Joe Co. (The)*	25,600	459,520
Stratus Properties, Inc.*	100	3,055
Tejon Ranch Co.*	2,700	65,610
Transcontinental Realty Investors, Inc.*	300	10,035

		4,994,707

Total Real Estate		75,413,122

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
ATN International, Inc.	5,700	300,789
Cincinnati Bell, Inc.*	18,200	285,740
Cogent Communications Holdings, Inc.	24,500	1,308,300
Consolidated Communications Holdings, Inc. (x)	42,322	523,100
Frontier Communications Corp. (x)	38,233	204,929
Hawaiian Telcom Holdco, Inc.*	1,000	28,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Intelsat SA*	18,800	$313,208
Iridium Communications, Inc.*	45,300	729,330
Ooma, Inc.*	2,400	33,960
ORBCOMM, Inc.*	20,200	204,020
pdvWireless, Inc.*	1,600	39,920
Vonage Holdings Corp.*	1,005,033	12,954,875
Windstream Holdings, Inc.*	7,367	38,824

		16,965,915

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	399,843
NII Holdings, Inc. (x)*	11,000	42,900
Shenandoah Telecommunications Co.	27,328	893,626
Spok Holdings, Inc.	6,743	101,482

		1,437,851

Total Telecommunication Services		18,403,766

Utilities (1.6%)
Electric Utilities (0.5%)
ALLETE, Inc.	23,500	1,819,135
El Paso Electric Co.	20,500	1,211,550
IDACORP, Inc.	23,100	2,130,744
MGE Energy, Inc.	17,800	1,122,290
Otter Tail Corp.	18,200	866,320
PNM Resources, Inc.	40,300	1,567,670
Portland General Electric Co.	42,600	1,821,576
Spark Energy, Inc., Class A (x)	3,100	30,225

		10,569,510

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	8,040	642,798
New Jersey Resources Corp.	40,300	1,803,425
Northwest Natural Gas Co.	13,500	861,300
ONE Gas, Inc.	26,800	2,003,032
RGC Resources, Inc.	300	8,754
South Jersey Industries, Inc. (x)	40,900	1,368,923
Southwest Gas Holdings, Inc.	23,000	1,754,210
Spire, Inc.	26,200	1,851,030
WGL Holdings, Inc.	23,400	2,076,750

		12,370,222

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp. (x)*	8,200	18,040
NRG Yield, Inc., Class A	14,000	238,700
NRG Yield, Inc., Class C	34,592	594,982
Ormat Technologies, Inc.	19,200	1,021,248
Pattern Energy Group, Inc., Class A (x)	37,300	699,375
TerraForm Power, Inc., Class A	34,500	403,650

		2,975,995

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,711,450
Black Hills Corp.	26,200	1,603,702
NorthWestern Corp.	22,891	1,310,510
Unitil Corp.	11,400	581,856

		5,207,518

Water Utilities (0.2%)
American States Water Co.	17,500	1,000,300
AquaVenture Holdings Ltd.*	1,800	28,044
Artesian Resources Corp., Class A	700	27,139
Cadiz, Inc. (x)*	3,500	45,850
California Water Service Group	23,000	895,850
Connecticut Water Service, Inc.	5,200	339,664
Consolidated Water Co. Ltd.	1,800	23,220
Global Water Resources, Inc. (x)	2,400	22,560
Middlesex Water Co.	6,100	257,237
Pure Cycle Corp.*	2,800	26,740
SJW Group	8,300	549,626
York Water Co. (The)	700	22,260

		3,238,490

Total Utilities		34,361,735

Total Common Stocks (99.3%) (Cost $1,322,029,714)		2,122,543,430

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	56,900	—

Total Consumer Discretionary		—

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR (r)*	8,400	3,104

Total Financials		3,104

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)*	77,700	64,685

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

Total Health Care		64,685

Total Rights (0.0%) (Cost $20,285)		67,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (6.6%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,200,199, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,224,000. (xx)	$1,200,000	$1,200,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $11,404,832, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $12,018,879. (xx)	11,400,000	11,400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $510,004. (xx)	500,000	500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $800,133, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $816,001. (xx)	800,000	800,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $800,133, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $816,002. (xx)	800,000	800,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,300,237, collateralized by various Common Stocks; total market value $1,445,854. (xx)	1,300,000	1,300,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $5,000,833, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $5,102,325. (xx)	5,000,000	5,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $4,269,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $4,356,149. (xx)	4,268,788	4,268,788
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $7,001,225, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $7,140,107. (xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,800,659, collateralized by various Common Stocks; total market value $4,228,987. (xx)	3,800,000	3,800,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,700,641, collateralized by various Common Stocks; total market value $4,117,697. (xx)	3,700,000	3,700,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $10,004,103, collateralized by various Common Stocks; total market value $11,128,912. (xx)	10,000,000	10,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $20,008,089, collateralized by various Common Stocks; total market value $22,257,038. (xx)	20,000,000	20,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $25,009,382, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $25,500,000. (xx)	25,000,000	25,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $12,004,853, collateralized by various Common Stocks; total market value $13,354,223. (xx)	12,000,000	12,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $20,007,506, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $20,400,014. (xx)	20,000,000	20,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $15,002,563, collateralized by various Common Stocks; total market value $16,692,778. (xx)	$15,000,000	$15,000,000

Total Repurchase Agreements		141,768,788

Total Short-Term Investments (6.6%) (Cost $141,768,788)		141,768,788

Total Investments in Securities (105.9%) (Cost $1,463,818,787)		2,264,380,007
Other Assets Less Liabilities (-5.9%)		(126,916,821)

Net Assets (100%)		$2,137,463,186

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $18,995 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $148,910,967. This was secured by cash collateral of $141,768,788 which was subsequently invested in joint repurchase agreements with a total value of $141,768,788, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $11,019,879 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	107	9/2018	USD	8,814,125	(205,630)

					(205,630)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$ 317,915,280	$ —	$ —	$ 317,915,280
Consumer Staples	28,735,632	3,170	—	28,738,802
Energy	76,292,056	—	—	76,292,056
Financials	269,939,723	—	—	269,939,723
Health Care	350,315,252	—	—	350,315,252
Industrials	427,172,196	28,050	—	427,200,246
Information Technology	450,208,234	—	—	450,208,234
Materials	73,755,214	—	—	73,755,214
Real Estate	75,408,723	4,399	—	75,413,122
Telecommunication Services	18,403,766	—	—	18,403,766
Utilities	34,361,735	—	—	34,361,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Rights
Consumer Discretionary	$—	$—	$—	(c)	$— (c)
Financials	—	—	3,104		3,104
Health Care	—	—	64,685		64,685
Short-Term Investments
Repurchase Agreements	—	141,768,788	—		141,768,788

Total Assets	$2,122,507,811	$141,804,407	$67,789		$2,264,380,007

Liabilities:
Futures	$(205,630)	$—	$—		$(205,630)

Total Liabilities	$(205,630)	$—	$—		$(205,630)

Total	$2,122,302,181	$141,804,407	$67,789		$2,264,174,377

(a)	A security with a market value of $29,498 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $3,170 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(205,630	)*

Total		$(205,630)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$590,517	$590,517

Total	$590,517	$590,517

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(264,544)	$(264,544)

Total	$(264,544)	$(264,544)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,770,000 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$559,763,124
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$700,510,900

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$854,576,438
Aggregate gross unrealized depreciation	(58,514,901)

Net unrealized appreciation	$796,061,537

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,468,112,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,322,049,999)	$2,122,611,219
Repurchase Agreements (Cost $141,768,788)	141,768,788
Cash	13,228,159
Cash held as collateral at broker	1,780,000
Receivable for securities sold	7,841,168
Due from Custodian	1,546,781
Dividends, interest and other receivables	1,179,670
Receivable from Separate Accounts for Portfolio shares sold	160,171
Securities lending income receivable	129,322
Other assets	22,039

Total assets	2,290,267,317

LIABILITIES
Payable for return of collateral on securities loaned	141,768,788
Payable for securities purchased	8,559,980
Investment management fees payable	939,546
Payable to Separate Accounts for Portfolio shares redeemed	888,419
Administrative fees payable	219,522
Distribution fees payable – Class IB	173,452
Distribution fees payable – Class IA	116,493
Due to broker for futures variation margin	17,120
Trustees’ fees payable	963
Accrued expenses	119,848

Total liabilities	152,804,131

NET ASSETS	$2,137,463,186

Net assets were comprised of:
Paid in capital	$1,091,470,936
Accumulated undistributed net investment income (loss)	2,559,165
Accumulated undistributed net realized gain (loss)	243,077,495
Net unrealized appreciation (depreciation)	800,355,590

Net assets	$2,137,463,186

Class IA
Net asset value, offering and redemption price per share, $553,424,057 / 24,522,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.57

Class IB
Net asset value, offering and redemption price per share, $823,071,097 / 39,301,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.94

Class K
Net asset value, offering and redemption price per share, $760,968,032 / 33,664,432 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.60

(x)	Includes value of securities on loan of $148,910,967.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $497 foreign withholding tax)	$9,251,615
Interest	129,174
Securities lending (net)	993,698

Total income	10,374,487

EXPENSES
Investment management fees	5,474,915
Administrative fees	1,267,436
Distribution fees – Class IB	986,998
Distribution fees – Class IA	664,988
Custodian fees	90,034
Printing and mailing expenses	77,774
Professional fees	49,608
Trustees’ fees	22,882
Miscellaneous	22,381

Total expenses	8,657,016

NET INVESTMENT INCOME (LOSS)	1,717,471

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	221,717,621
Futures contracts	590,517

Net realized gain (loss)	222,308,138

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,624,640)
Futures contracts	(264,544)

Net change in unrealized appreciation (depreciation)	(4,889,184)

NET REALIZED AND UNREALIZED GAIN (LOSS)	217,418,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,136,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,717,471	$2,923,577
Net realized gain (loss)	222,308,138	187,164,059
Net change in unrealized appreciation (depreciation)	(4,889,184)	208,760,929

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	219,136,425	398,848,565

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,300,778)
Class IB	—	(2,019,958)
Class K	—	(3,605,445)

	—	(6,926,181)

Distributions from net realized capital gains
Class IA	—	(42,306,824)
Class IB	—	(65,668,865)
Class K	—	(62,097,831)

	—	(170,073,520)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(176,999,701)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 515,206 and 787,592 shares, respectively ]	11,217,807	15,492,243
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,193,863 shares, respectively ]	—	43,607,602
Capital shares repurchased [ (1,600,602) and (3,224,243) shares, respectively ]	(34,127,082)	(64,222,712)

Total Class IA transactions	(22,909,275)	(5,122,867)

Class IB
Capital shares sold [ 1,505,068 and 1,987,436 shares, respectively ]	30,242,989	36,744,964
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,668,133 shares, respectively ]	—	67,688,823
Capital shares repurchased [ (2,713,671) and (5,602,961) shares, respectively ]	(54,014,985)	(103,227,517)

Total Class IB transactions	(23,771,996)	1,206,270

Class K
Capital shares sold [ 529,939 and 1,282,940 shares, respectively ]	11,284,940	24,977,014
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,304,156 shares, respectively ]	—	65,703,276
Capital shares repurchased [ (5,024,901) and (3,879,010) shares, respectively ]	(108,801,232)	(76,767,969)

Total Class K transactions	(97,516,292)	13,912,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(144,197,563)	9,995,724

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,938,862	231,844,588
NET ASSETS:
Beginning of period	2,062,524,324	1,830,679,736

End of period (a)	$2,137,463,186	$2,062,524,324

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,559,165	$841,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.35	$18.11	$17.21	$19.95	$21.52	$17.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.05	(0.02)	(0.02)†	(0.03)
Net realized and unrealized gain (loss)	2.21	4.04	2.11	(0.58)	0.79	6.46

Total from investment operations	2.22	4.05	2.16	(0.60)	0.77	6.43

Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)	—	—	— #
Distributions from net realized gains	—	(1.76)	(1.20)	(2.14)	(2.34)	(1.97)

Total dividends and distributions	—	(1.81)	(1.26)	(2.14)	(2.34)	(1.97)

Net asset value, end of period	$22.57	$20.35	$18.11	$17.21	$19.95	$21.52

Total return (b)	10.91%	22.68%	12.61%	(2.91)%	3.56%	38.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$553,424	$521,011	$468,126	$448,501	$498,752	$518,280
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.92%	0.94%	0.95%	0.94%	0.95%	0.97%
Before fees paid indirectly (a)(f)	0.92%	0.94%	0.95%	0.94%	0.95%	0.97%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.07%	0.06%	0.30%	(0.08)%	(0.10)%	(0.13)%
Before fees paid indirectly (a)(f)	0.07%	0.06%	0.30%	(0.08)%	(0.10)%	(0.13)%
Portfolio turnover rate (z)^	27%	40%	37%	38%	37%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.88	$16.91	$16.15	$18.86	$20.46	$16.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.05	(0.02)	(0.02)†	(0.02)
Net realized and unrealized gain (loss)	2.05	3.77	1.97	(0.55)	0.76	6.16

Total from investment operations	2.06	3.78	2.02	(0.57)	0.74	6.14

Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)	—	—	— #
Distributions from net realized gains	—	(1.76)	(1.20)	(2.14)	(2.34)	(1.97)

Total dividends and distributions	—	(1.81)	(1.26)	(2.14)	(2.34)	(1.97)

Net asset value, end of period	$20.94	$18.88	$16.91	$16.15	$18.86	$20.46

Total return (b)	10.91%	22.69%	12.55%	(2.92)%	3.60%	38.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$823,071	$764,841	$684,307	$681,187	$740,667	$813,964
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.92%	0.94%	0.95%	0.94%	0.95%	0.97%
Before fees paid indirectly (a)(f)	0.92%	0.94%	0.95%	0.94%	0.95%	0.97%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.07%	0.06%	0.30%	(0.08)%	(0.10)%	(0.13)%
Before fees paid indirectly (a)(f)	0.07%	0.06%	0.30%	(0.08)%	(0.10)%	(0.13)%
Portfolio turnover rate (z)^	27%	40%	37%	38%	37%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.35	$18.11	$17.22	$19.96	$21.52	$17.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.06	0.09	0.03	0.03	0.02 †
Net realized and unrealized gain (loss)	2.22	4.04	2.11	(0.59)	0.75	6.47

Total from investment operations	2.25	4.10	2.20	(0.56)	0.78	6.49

Less distributions:
Dividends from net investment income	—	(0.10)	(0.11)	(0.04)	—	(0.06)
Distributions from net realized gains	—	(1.76)	(1.20)	(2.14)	(2.34)	(1.97)

Total dividends and distributions	—	(1.86)	(1.31)	(2.18)	(2.34)	(2.03)

Net asset value, end of period	$22.60	$20.35	$18.11	$17.22	$19.96	$21.52

Total return (b)	11.06%	22.95%	12.83%	(2.66)%	3.86%	38.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$760,968	$776,673	$678,247	$669,892	$847,562	$1,009,781
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.67%	0.69%	0.70%	0.69%	0.70%	0.72%
Before fees paid indirectly (a)(f)	0.67%	0.69%	0.70%	0.69%	0.70%	0.72%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.32%	0.31%	0.55%	0.16%	0.14%	0.12%
Before fees paid indirectly (a)(f)	0.32%	0.31%	0.55%	0.16%	0.14%	0.12%
Portfolio turnover rate (z)^	27%	40%	37%	38%	37%	43%
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	38.6%
Health Care	17.0
Consumer Discretionary	15.4
Industrials	6.9
Consumer Staples	6.5
Financials	5.6
Energy	3.3
Materials	3.3
Real Estate	1.7
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,068.62	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.68	5.17
Class IB
Actual	1,000.00	1,069.14	5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.68	5.17
Class K
Actual	1,000.00	1,070.31	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	3.92

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.4%)
Hotels, Restaurants & Leisure (2.7%)
Chipotle Mexican Grill, Inc.*	9,330	$4,024,682
Yum China Holdings, Inc.	154,647	5,947,724

		9,972,406

Internet & Direct Marketing Retail (6.5%)
Amazon.com, Inc.*	14,060	23,899,188

Media (3.7%)
Comcast Corp., Class A	204,052	6,694,946
Walt Disney Co. (The)	64,842	6,796,090

		13,491,036

Specialty Retail (2.5%)
Home Depot, Inc. (The)	46,605	9,092,636

Total Consumer Discretionary		56,455,266

Consumer Staples (6.5%)
Beverages (3.6%)
Anheuser-Busch InBev SA/NV (ADR)	81,814	8,243,578
Coca-Cola Co. (The)	106,858	4,686,792

		12,930,370

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	30,270	6,325,825

Food Products (1.2%)
McCormick & Co., Inc. (Non-Voting)	38,275	4,443,345

Total Consumer Staples		23,699,540

Energy (3.3%)
Energy Equipment & Services (1.9%)
Schlumberger Ltd.	105,465	7,069,319

Oil, Gas & Consumable Fuels (1.4%)
Pioneer Natural Resources Co.	26,500	5,014,860

Total Energy		12,084,179

Financials (5.6%)
Capital Markets (4.0%)
BlackRock, Inc.	15,629	7,799,496
Charles Schwab Corp. (The)	130,718	6,679,690

		14,479,186

Consumer Finance (1.6%)
American Express Co.	60,492	5,928,216

Total Financials		20,407,402

Health Care (17.0%)
Biotechnology (7.5%)
Alexion Pharmaceuticals, Inc.*	50,697	6,294,032
Biogen, Inc.*	24,316	7,057,476
BioMarin Pharmaceutical, Inc.*	29,150	2,745,930
Celgene Corp.*	91,065	7,232,382
Regeneron Pharmaceuticals, Inc.*	12,033	4,151,265

		27,481,085

Health Care Equipment & Supplies (1.1%)
Dentsply Sirona, Inc.	96,609	4,228,576

Health Care Providers & Services (3.0%)
UnitedHealth Group, Inc.	44,575	10,936,031

Life Sciences Tools & Services (1.9%)
Thermo Fisher Scientific, Inc.	34,247	7,093,924

Pharmaceuticals (3.5%)
Johnson & Johnson	39,357	4,775,578
Zoetis, Inc.	92,967	7,919,859

		12,695,437

Total Health Care		62,435,053

Industrials (6.9%)
Air Freight & Logistics (1.6%)
United Parcel Service, Inc., Class B	53,888	5,724,522

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	46,470	6,694,003

Machinery (1.4%)
Caterpillar, Inc.	36,510	4,953,312

Trading Companies & Distributors (2.1%)
WW Grainger, Inc.	25,240	7,784,016

Total Industrials		25,155,853

Information Technology (38.6%)
Communications Equipment (1.7%)
Palo Alto Networks, Inc.*	31,020	6,373,679

Internet Software & Services (11.2%)
Akamai Technologies, Inc.*	118,766	8,697,234
Alphabet, Inc., Class A*	7,594	8,575,069
Alphabet, Inc., Class C*	10,751	11,994,353
Facebook, Inc., Class A*	60,863	11,826,898

		41,093,554

IT Services (5.8%)
PayPal Holdings, Inc.*	92,103	7,669,417
Visa, Inc., Class A	100,791	13,349,768

		21,019,185

Semiconductors & Semiconductor Equipment (3.3%)
QUALCOMM, Inc.	96,760	5,430,171
Texas Instruments, Inc.	61,006	6,725,912

		12,156,083

Software (14.4%)
Adobe Systems, Inc.*	45,789	11,163,816
Microsoft Corp.	153,187	15,105,770
Oracle Corp.	163,740	7,214,385
Red Hat, Inc.*	62,506	8,398,931
Splunk, Inc.*	60,910	6,036,790
VMware, Inc., Class A*	31,711	4,660,566

		52,580,258

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	43,331	8,021,001

Total Information Technology		141,243,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (3.3%)
Chemicals (3.3%)
Ecolab, Inc.	46,848	$6,574,180
Praxair, Inc.	34,040	5,383,426

Total Materials		11,957,606

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Equinix, Inc. (REIT)	14,760	6,345,176

Total Real Estate		6,345,176

Total Investments in Securities (98.3%) (Cost $245,850,833)		359,783,835

Other Assets Less Liabilities (1.7%)		6,330,467

Net Assets (100%)		$366,114,302

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$56,455,266	$—	$—	$56,455,266
Consumer Staples	23,699,540	—	—	23,699,540
Energy	12,084,179	—	—	12,084,179
Financials	20,407,402	—	—	20,407,402
Health Care	62,435,053	—	—	62,435,053
Industrials	25,155,853	—	—	25,155,853
Information Technology	141,243,760	—	—	141,243,760
Materials	11,957,606	—	—	11,957,606
Real Estate	6,345,176	—	—	6,345,176

Total Assets	$359,783,835	$—	$—	$359,783,835

Total Liabilities	$—	$—	$—	$—

Total	$359,783,835	$—	$—	$359,783,835

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,267,017
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,112,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,324,217
Aggregate gross unrealized depreciation	(7,873,031)

Net unrealized appreciation	$112,451,186

Federal income tax cost of investments in securities and derivative instruments, if applicable	$247,332,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $245,850,833)	$359,783,835
Cash	7,369,535
Dividends, interest and other receivables	127,890
Receivable from Separate Accounts for Portfolio shares sold	33,820
Securities lending income receivable	518
Other assets	3,965

Total assets	367,319,563

LIABILITIES
Payable for securities purchased	662,930
Investment management fees payable	200,433
Payable to Separate Accounts for Portfolio shares redeemed	195,513
Distribution fees payable – Class IB	72,757
Administrative fees payable	30,131
Distribution fees payable – Class IA	2,607
Accrued expenses	40,890

Total liabilities	1,205,261

NET ASSETS	$366,114,302

Net assets were comprised of:
Paid in capital	$233,836,136
Accumulated undistributed net investment income (loss)	40,257
Accumulated undistributed net realized gain (loss)	18,304,907
Net unrealized appreciation (depreciation)	113,933,002

Net assets	$366,114,302

Class IA
Net asset value, offering and redemption price per share, $12,392,501 / 970,180 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

Class IB
Net asset value, offering and redemption price per share, $345,648,496 / 27,944,886 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.37

Class K
Net asset value, offering and redemption price per share, $8,073,305 / 623,686 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$1,877,352
Interest	27,994
Securities lending (net)	14,423

Total income	1,919,769

EXPENSES
Investment management fees	1,190,168
Distribution fees – Class IB	432,307
Administrative fees	178,738
Professional fees	27,888
Distribution fees – Class IA	15,407
Custodian fees	13,885
Printing and mailing expenses	13,603
Trustees’ fees	4,021
Miscellaneous	3,495

Total expenses	1,879,512

NET INVESTMENT INCOME (LOSS)	40,257

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	14,626,894
Net change in unrealized appreciation (depreciation) on investments in securities	9,991,390

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,618,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,658,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,257	$270,946
Net realized gain (loss)	14,626,894	15,732,930
Net change in unrealized appreciation (depreciation)	9,991,390	63,822,197

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,658,541	79,826,073

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(9,770)
Class IB	—	(241,124)
Class K	—	(22,904)

	—	(273,798)

Distributions from net realized capital gains
Class IA	—	(1,597,652)
Class IB	—	(40,671,162)
Class K	—	(883,089)

	—	(43,151,903)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(43,425,701)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,779 and 197,057 shares, respectively ]	210,753	2,300,147
Capital shares issued in reinvestment of dividends and distributions [ 0 and 140,377 shares, respectively ]	—	1,607,422
Capital shares repurchased [ (57,949) and (528,063) shares, respectively ]	(727,386)	(6,169,428)

Total Class IA transactions	(516,633)	(2,261,859)

Class IB
Capital shares sold [ 445,144 and 1,080,393 shares, respectively ]	5,412,385	12,320,048
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,687,961 shares, respectively ]	—	40,912,286
Capital shares repurchased [ (2,187,831) and (5,806,061) shares, respectively ]	(26,533,886)	(65,606,105)

Total Class IB transactions	(21,121,501)	(12,373,771)

Class K
Capital shares sold [ 103,161 and 152,835 shares, respectively ]	1,321,347	1,790,983
Capital shares issued in reinvestment of dividends and distributions [ 0 and 78,083 shares, respectively ]	—	905,993
Capital shares repurchased [ (126,110) and (176,613) shares, respectively ]	(1,626,778)	(2,078,168)

Total Class K transactions	(305,431)	618,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,943,565)	(14,016,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,714,976	22,383,550
NET ASSETS:
Beginning of period	363,399,326	341,015,776

End of period (a)	$366,114,302	$363,399,326

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$40,257	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.95	$10.77	$10.73	$11.38	$12.31	$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.01	— #	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.82	2.65	0.09	0.18	0.52	4.35

Total from investment operations	0.82	2.66	0.09	0.13	0.47	4.29

Less distributions:
Dividends from net investment income	—	(0.01)	—	—	—	—
Distributions from net realized gains	—	(1.47)	(0.05)	(0.78)	(1.40)	(3.23)

Total dividends and distributions	—	(1.48)	(0.05)	(0.78)	(1.40)	(3.23)

Net asset value, end of period	$12.77	$11.95	$10.77	$10.73	$11.38	$12.31

Total return (b)	6.86%	25.59%	0.84%	1.34%	3.74%	39.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,393	$12,084	$12,944	$14,616	$15,531	$16,381
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.03%	1.04%	1.03%
Before fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.02%	0.08%	(0.01)%	(0.41)%	(0.39)%	(0.47)%
Before fees paid indirectly (a)(f)	0.02%	0.08%	(0.01)%	(0.41)%	(0.39)%	(0.48)%
Portfolio turnover rate (z)^	8%	16%	78%	101%	90%	103%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.57	$10.47	$10.43	$11.09	$12.02	$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.01	— #	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.80	2.57	0.09	0.17	0.52	4.26

Total from investment operations	0.80	2.58	0.09	0.12	0.47	4.21

Less distributions:
Dividends from net investment income	—	(0.01)	—	—	—	—
Distributions from net realized gains	—	(1.47)	(0.05)	(0.78)	(1.40)	(3.23)

Total dividends and distributions	—	(1.48)	(0.05)	(0.78)	(1.40)	(3.23)

Net asset value, end of period	$12.37	$11.57	$10.47	$10.43	$11.09	$12.02

Total return (b)	6.91%	25.56%	0.87%	1.28%	3.83%	39.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345,648	$343,495	$321,626	$380,798	$415,372	$397,390
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.03%	1.04%	1.03%
Before fees paid indirectly (a)(f)	1.03%	1.04%	1.04%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.02%	0.07%	(0.02)%	(0.41)%	(0.38)%	(0.39)%
Before fees paid indirectly (a)(f)	0.02%	0.07%	(0.02)%	(0.41)%	(0.38)%	(0.39)%
Portfolio turnover rate (z)^	8%	16%	78%	101%	90%	103%

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.09	$10.88	$10.81	$11.44	$12.33	$11.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.02	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.83	2.68	0.10	0.17	0.53	4.36

Total from investment operations	0.85	2.72	0.12	0.15	0.51	4.33

Less distributions:
Dividends from net investment income	—	(0.04)	—	—	—	—
Distributions from net realized gains	—	(1.47)	(0.05)	(0.78)	(1.40)	(3.23)

Total dividends and distributions	—	(1.51)	(0.05)	(0.78)	(1.40)	(3.23)

Net asset value, end of period	$12.94	$12.09	$10.88	$10.81	$11.44	$12.33

Total return (b)	7.03%	25.87%	1.12%	1.51%	4.06%	39.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,073	$7,820	$6,445	$7,509	$7,995	$8,250
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.78%	0.79%	0.79%	0.78%	0.79%	0.78%
Before fees paid indirectly (a)(f)	0.78%	0.79%	0.79%	0.78%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.27%	0.32%	0.23%	(0.16)%	(0.13)%	(0.23)%
Before fees paid indirectly (a)(f)	0.27%	0.32%	0.23%	(0.16)%	(0.13)%	(0.25)%
Portfolio turnover rate (z)^	8%	16%	78%	101%	90%	103%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	18.2%
Health Care	11.6
Financials	10.2
Information Technology	8.1
Energy	8.1
Consumer Discretionary	8.0
Investment Company	7.5
Utilities	5.3
Consumer Staples	4.2
Repurchase Agreements	4.1
Industrials	4.0
Telecommunication Services	3.4
Materials	2.9
Real Estate	1.5
U.S. Government Agency Securities	0.7
Supranational	0.6
Foreign Government Securities	0.6
Asset-Backed Securities	0.0	#
Municipal Bonds	0.0	#
Cash and Other	1.0

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,000.00	$5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.65	5.19
Class IB
Actual	1,000.00	999.12	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.65	5.19
Class K
Actual	1,000.00	1,000.88	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	3.94

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A 4.950%, 1/15/23		$139,577	$143,765

Total Asset-Backed Security			143,765

Convertible Bonds (0.8%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Weatherford International Ltd. 5.875%, 7/1/21		3,200,000	3,149,216

Total Energy			3,149,216

Health Care (0.5%)
Pharmaceuticals (0.5%)
Bayer Capital Corp. BV 5.625%, 11/22/19§	EUR	5,000,000	6,247,730

Total Health Care			6,247,730

Total Convertible Bonds			9,396,946

Corporate Bonds (26.1%)
Consumer Discretionary (3.1%)
Auto Components (0.0%)
Delphi Corp. 4.150%, 3/15/24		$75,000	75,027

Automobiles (0.4%)
Ford Motor Co. 4.346%, 12/8/26		650,000	636,186
General Motors Co. 5.150%, 4/1/38		2,000,000	1,894,328
Tesla, Inc. 5.300%, 8/15/25 (x)§		2,500,000	2,225,000

			4,755,514

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp. 3.950%, 10/15/20		150,000	152,420
Marriott International, Inc.
Series N 3.125%, 10/15/21		250,000	247,258
McDonald’s Corp.
3.625%, 5/20/21		150,000	151,808
3.700%, 1/30/26		200,000	198,476
Wyndham Destinations, Inc. 4.250%, 3/1/22		150,000	146,070
Wynn Las Vegas LLC
5.500%, 3/1/25§		2,000,000	1,965,000
5.250%, 5/15/27§		900,000	841,500

			3,702,532

Household Durables (0.4%)
KB Home 7.500%, 9/15/22		2,100,000	2,264,430
Newell Brands, Inc.
3.150%, 4/1/21		250,000	247,721
3.850%, 4/1/23		80,000	78,818
Shea Homes LP 5.875%, 4/1/23§		3,000,000	3,007,500

			5,598,469

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19		250,000	249,234
3.300%, 12/5/21		150,000	151,253
2.800%, 8/22/24		300,000	289,134
Booking Holdings, Inc. 2.750%, 3/15/23		250,000	240,353
QVC, Inc. 4.850%, 4/1/24		50,000	49,635

			979,609

Media (1.8%)
21st Century Fox America, Inc. 3.000%, 9/15/22		150,000	146,830
AMC Entertainment Holdings, Inc. 5.875%, 11/15/26 (x)		1,500,000	1,447,500
CBS Corp. 3.375%, 3/1/22		200,000	197,016
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	349,545
4.908%, 7/23/25		100,000	100,959
4.200%, 3/15/28		150,000	140,475
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		25,000	30,693
Comcast Corp.
5.150%, 3/1/20		150,000	154,781
3.375%, 8/15/25		250,000	238,726
3.300%, 2/1/27		150,000	140,977
Discovery Communications LLC
2.950%, 3/20/23		250,000	238,861
3.900%, 11/15/24 (m)		150,000	146,781
DISH DBS Corp.
6.750%, 6/1/21		2,500,000	2,500,000
5.000%, 3/15/23		5,600,000	4,872,000
iHeartCommunications, Inc. 9.000%, 12/15/19 (h)		619,000	468,892
Interpublic Group of Cos., Inc. (The) 4.200%, 4/15/24		150,000	150,640
NBCUniversal Media LLC 4.375%, 4/1/21		300,000	307,829
Omnicom Group, Inc. 3.600%, 4/15/26		150,000	143,779
Sirius XM Radio, Inc. 6.000%, 7/15/24§		2,000,000	2,042,500
Time Warner Cable LLC 4.000%, 9/1/21		100,000	100,250
Univision Communications, Inc. 5.125%, 5/15/23§		7,000,000	6,720,000
Viacom, Inc.
2.750%, 12/15/19		71,000	70,347
4.250%, 9/1/23		100,000	98,913
Walt Disney Co. (The)
2.300%, 2/12/21		105,000	102,853
2.550%, 2/15/22		250,000	243,736
Warner Media LLC
4.700%, 1/15/21		250,000	257,133
3.550%, 6/1/24		200,000	192,613
WPP Finance 2010 3.750%, 9/19/24		100,000	96,580

			21,701,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Multiline Retail (0.0%)
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22	$150,000	$148,779

Specialty Retail (0.1%)
AutoZone, Inc. 4.000%, 11/15/20	100,000	101,823
Home Depot, Inc. (The) 1.800%, 6/5/20	200,000	195,841
2.625%, 6/1/22	115,000	112,851
2.125%, 9/15/26	50,000	44,491
2.800%, 9/14/27 (x)	150,000	139,149
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	87,103
3.100%, 5/3/27	200,000	189,260

		870,518

Total Consumer Discretionary		37,831,657

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	130,000	128,322
3.300%, 2/1/23	200,000	197,839
3.700%, 2/1/24	100,000	100,062
3.650%, 2/1/26	350,000	342,329
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21	25,000	25,744
2.500%, 7/15/22	100,000	96,633
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	100,565
3.200%, 11/1/23	200,000	198,908
Constellation Brands, Inc. 3.700%, 12/6/26	150,000	144,743
Maple Escrow Subsidiary, Inc. 4.597%, 5/25/28 (x)§	250,000	251,038
Molson Coors Brewing Co. 3.000%, 7/15/26	200,000	181,325
PepsiCo, Inc.
1.850%, 4/30/20	200,000	196,514
2.750%, 3/5/22	150,000	148,175
3.600%, 3/1/24	250,000	252,030

		2,364,227

Food & Staples Retailing (0.2%)
Costco Wholesale Corp. 2.250%, 2/15/22	85,000	82,573
Kroger Co. (The)
6.150%, 1/15/20	150,000	156,618
2.950%, 11/1/21 (x)	150,000	147,459
Sysco Corp.
2.600%, 10/1/20	40,000	39,613
2.500%, 7/15/21	25,000	24,411
3.250%, 7/15/27	250,000	233,295
Walgreen Co. 3.100%, 9/15/22	150,000	146,893
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	150,000	148,945
3.800%, 11/18/24	200,000	196,671
Walmart, Inc.
3.625%, 7/8/20	100,000	101,689
3.300%, 4/22/24	100,000	99,200
3.700%, 6/26/28	350,000	353,034

		1,730,401

Food Products (0.3%)
Campbell Soup Co. 4.150%, 3/15/28	150,000	142,921
General Mills, Inc.
2.200%, 10/21/19	250,000	247,063
4.200%, 4/17/28	150,000	146,525
JM Smucker Co. (The) 3.000%, 3/15/22	180,000	176,071
Kellogg Co. 3.250%, 4/1/26	150,000	140,485
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	107,669
2.800%, 7/2/20	250,000	247,908
3.000%, 6/1/26	200,000	179,930
4.625%, 1/30/29	1,500,000	1,485,044
Mead Johnson Nutrition Co. 4.125%, 11/15/25	100,000	102,373
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	248,892
4.500%, 6/15/22	100,000	102,886
Unilever Capital Corp. 2.000%, 7/28/26	150,000	132,992

		3,460,759

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	148,042
3.500%, 12/15/24	100,000	99,024
Procter & Gamble Co. (The) 2.450%, 11/3/26 (x)	250,000	231,064

		478,130

Tobacco (0.3%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	48,037
2.625%, 1/14/20	200,000	198,780
2.850%, 8/9/22	200,000	195,084
4.000%, 1/31/24	100,000	100,810
BAT Capital Corp.
3.222%, 8/15/24§	250,000	236,717
3.557%, 8/15/27§	3,000,000	2,795,535
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	96,175
3.600%, 11/15/23	50,000	49,744
Reynolds American, Inc.
4.450%, 6/12/25	250,000	250,909

		3,971,791

Total Consumer Staples		12,005,308

Energy (4.1%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co. LLC 3.337%, 12/15/27	90,000	83,862
Halliburton Co.
3.250%, 11/15/21	100,000	99,979
3.800%, 11/15/25	30,000	29,784
National Oilwell Varco, Inc. 2.600%, 12/1/22	150,000	141,709
Weatherford International Ltd.
7.750%, 6/15/21 (x)	4,000,000	4,105,000
4.500%, 4/15/22 (x)	1,750,000	1,610,000
8.250%, 6/15/23 (x)	2,400,000	2,375,760

		8,446,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Oil, Gas & Consumable Fuels (3.4%)
Anadarko Petroleum Corp. 3.450%, 7/15/24	$150,000	$143,875
Ascent Resources Utica Holdings LLC 10.000%, 4/1/22§	2,000,000	2,200,000
BP Capital Markets plc
2.315%, 2/13/20	200,000	197,964
4.500%, 10/1/20	100,000	102,997
3.814%, 2/10/24	250,000	252,458
3.224%, 4/14/24	250,000	244,528
Calumet Specialty Products Partners LP
6.500%, 4/15/21	1,500,000	1,492,500
7.625%, 1/15/22	2,000,000	1,995,000
Canadian Natural Resources Ltd. 3.850%, 6/1/27	250,000	243,731
Chesapeake Energy Corp.
6.125%, 2/15/21	2,000,000	2,020,000
8.000%, 12/15/22§	1,583,000	1,661,675
8.000%, 1/15/25 (x)	7,000,000	7,122,500
8.000%, 6/15/27 (x)	5,400,000	5,499,360
Chevron Corp.
2.193%, 11/15/19	35,000	34,791
2.355%, 12/5/22	150,000	143,240
3.191%, 6/24/23	150,000	149,169
2.954%, 5/16/26	250,000	239,846
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200,000	192,750
Devon Energy Corp. 4.000%, 7/15/21	100,000	101,374
Ecopetrol SA
7.625%, 7/23/19	50,000	52,187
5.375%, 6/26/26	150,000	153,375
Enable Midstream Partners LP 3.900%, 5/15/24 (e)	150,000	144,578
Enbridge Energy Partners LP 5.875%, 10/15/25	100,000	109,323
Enbridge, Inc. 3.700%, 7/15/27	350,000	332,796
Energy Transfer Equity LP 5.500%, 6/1/27	1,400,000	1,400,000
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	153,986
3.600%, 2/1/23	100,000	97,668
4.050%, 3/15/25	100,000	96,680
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	99,342
4.050%, 2/15/22	200,000	203,495
3.350%, 3/15/23	150,000	147,796
EOG Resources, Inc.
4.100%, 2/1/21	100,000	101,599
4.150%, 1/15/26	150,000	153,440
EQT Corp. 4.875%, 11/15/21	50,000	51,514
Equinor ASA
2.900%, 11/8/20	200,000	199,469
2.750%, 11/10/21	150,000	147,943
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	146,392
3.176%, 3/15/24	150,000	149,024
HighPoint Operating Corp.
7.000%, 10/15/22	500,000	500,000
8.750%, 6/15/25	3,500,000	3,734,062

Husky Energy, Inc. 4.000%, 4/15/24	50,000	49,800
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	342,198
4.300%, 5/1/24	150,000	150,374
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,100,000	2,238,731
7.750%, 1/15/32	1,700,000	2,069,979
Marathon Oil Corp. 2.800%, 11/1/22	100,000	95,959
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	52,123
3.625%, 9/15/24	150,000	146,106
MPLX LP
4.500%, 7/15/23	100,000	101,709
4.875%, 6/1/25	100,000	102,887
Noble Energy, Inc. 4.150%, 12/15/21	150,000	152,415
Occidental Petroleum Corp. 2.700%, 2/15/23	200,000	194,144
ONEOK, Inc. 4.000%, 7/13/27	200,000	194,073
Petroleos Mexicanos
4.875%, 1/24/22	250,000	252,200
5.375%, 3/13/22	350,000	358,225
4.250%, 1/15/25 (x)	100,000	93,500
4.500%, 1/23/26 (x)	150,000	139,875
6.875%, 8/4/26	150,000	157,650
Plains All American Pipeline LP 3.850%, 10/15/23	100,000	97,596
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	250,000	265,859
Sunoco Logistics Partners Operations LP 4.250%, 4/1/24	150,000	146,975
Total Capital International SA 2.700%, 1/25/23	200,000	194,084
Total Capital SA 4.125%, 1/28/21	250,000	256,514
TransCanada PipeLines Ltd. 3.800%, 10/1/20	100,000	101,187
4.875%, 1/15/26	120,000	126,000
Valero Energy Corp. 6.125%, 2/1/20	150,000	156,591
W&T Offshore, Inc.
9.000%, 5/15/20 PIK§	774,438	756,793
8.500%, 6/15/21 PIK§	702,156	673,192
Williams Partners LP
5.250%, 3/15/20	100,000	103,078
4.125%, 11/15/20	100,000	101,275
4.300%, 3/4/24	150,000	150,213

		42,233,732

Total Energy		50,679,826

Financials (5.2%)
Banks (3.5%)
Banco Santander SA
3.500%, 4/11/22	200,000	195,016
4.379%, 4/12/28	200,000	191,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Bank of America Corp.
3.300%, 1/11/23	$150,000	$147,522
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)	483,000	467,689
4.125%, 1/22/24	100,000	101,582
4.000%, 4/1/24	350,000	353,141
4.000%, 1/22/25	250,000	247,585
3.500%, 4/19/26	200,000	193,519
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	250,000	243,796
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	150,000	144,436
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	2,112,000	1,989,463
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	150,000	147,728
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25 (k)(y)	1,000,000	1,036,900
Series L 2.250%, 4/21/20	300,000	295,795
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23 (k)(y)	400,000	394,520
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24 (k)(y)	500,000	521,250
Bank of Montreal
1.500%, 7/18/19	350,000	345,356
2.350%, 9/11/22	150,000	143,406
Bank of Nova Scotia (The)
2.450%, 3/22/21	250,000	244,360
4.500%, 12/16/25	100,000	99,656
Barclays Bank plc 5.140%, 10/14/20	100,000	102,160
Barclays plc
2.750%, 11/8/19	250,000	248,349
3.684%, 1/10/23	250,000	243,074
4.375%, 1/12/26	200,000	194,966
BB&T Corp.
2.450%, 1/15/20	300,000	296,923
2.050%, 5/10/21	150,000	144,924
BNP Paribas 3.250%, 3/3/23	100,000	98,768
BNP Paribas SA 4.250%, 10/15/24	200,000	197,615
Citigroup, Inc.
2.650%, 10/26/20	750,000	738,332
3.875%, 10/25/23	150,000	150,219
3.300%, 4/27/25	345,000	330,859
3.400%, 5/1/26	200,000	189,897
3.200%, 10/21/26	200,000	185,628
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	150,000	145,164
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	250,000	237,920
4.125%, 7/25/28	2,000,000	1,912,506
Series O
(ICE LIBOR USD 3 Month + 4.06%), 5.875%, 3/27/20 (k)(y)	4,000,000	4,090,000
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20 (k)(y)	3,000,000	3,088,500

Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	77,176
3.875%, 2/8/22	75,000	75,888
4.375%, 8/4/25	250,000	245,385
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	247,645
Discover Bank 3.200%, 8/9/21	250,000	246,868
Fifth Third Bank 3.850%, 3/15/26	200,000	196,995
HSBC Holdings plc
5.100%, 4/5/21	100,000	104,240
4.000%, 3/30/22	100,000	101,016
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	200,000	195,637
4.250%, 3/14/24	200,000	198,869
4.300%, 3/8/26	250,000	250,990
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250,000	249,205
JPMorgan Chase & Co.
2.250%, 1/23/20	150,000	148,081
4.250%, 10/15/20	200,000	204,451
2.400%, 6/7/21	150,000	146,145
4.500%, 1/24/22	250,000	258,748
3.250%, 9/23/22	100,000	99,025
3.200%, 1/25/23	150,000	147,167
3.375%, 5/1/23	250,000	244,262
2.700%, 5/18/23	200,000	191,463
3.625%, 5/13/24	250,000	248,091
3.125%, 1/23/25	150,000	143,454
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	250,000	241,398
2.950%, 10/1/26	250,000	232,307
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)	200,000	195,112
Series I
(ICE LIBOR USD 3 Month + 3.47%), 5.829%, 10/30/18 (k)(y)	4,468,000	4,495,925
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23 (k)(y)	2,000,000	1,970,000
KeyCorp
2.900%, 9/15/20	100,000	99,229
5.100%, 3/24/21	50,000	52,235
Korea Development Bank (The) 2.500%, 3/11/20	350,000	345,032
Kreditanstalt fuer Wiederaufbau
1.500%, 4/20/20	250,000	244,751
1.625%, 5/29/20	500,000	489,829
2.750%, 9/8/20	150,000	149,926
1.625%, 3/15/21	250,000	242,291
1.500%, 6/15/21 (x)	500,000	481,042
2.625%, 1/25/22	300,000	296,939
2.375%, 12/29/22	500,000	488,395
2.125%, 1/17/23 (x)	250,000	241,460
Landwirtschaftliche Rentenbank
Series 36 2.000%, 12/6/21	250,000	243,117
Lloyds Bank plc 6.375%, 1/21/21	100,000	107,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Lloyds Banking Group plc 4.650%, 3/24/26	$200,000	$196,455
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	200,000	184,795
Mitsubishi UFJ Financial Group, Inc. 3.850%, 3/1/26	200,000	199,507
Mizuho Financial Group, Inc. 3.170%, 9/11/27	250,000	234,106
MUFG Americas Holdings Corp. 3.000%, 2/10/25	50,000	47,887
National Australia Bank Ltd. 2.500%, 7/12/26	250,000	224,621
NatWest Markets plc 4.800%, 4/5/26	200,000	201,025
PNC Bank NA 2.250%, 7/2/19	250,000	248,860
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	100,000	103,176
3.900%, 4/29/24	250,000	250,504
Royal Bank of Canada
2.350%, 10/30/20	500,000	489,911
2.500%, 1/19/21	150,000	147,400
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	118,944
3.700%, 3/28/22	200,000	196,729
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	250,000	229,433
Santander UK plc 2.350%, 9/10/19	250,000	248,025
Sumitomo Mitsui Banking Corp. 2.650%, 7/23/20	250,000	246,584
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	228,109
3.364%, 7/12/27	150,000	144,058
Toronto-Dominion Bank (The)
2.250%, 11/5/19	150,000	148,778
1.800%, 7/13/21	250,000	237,699
US Bancorp 2.950%, 7/15/22	150,000	146,533
Series V 2.375%, 7/22/26	150,000	136,515
US Bank NA 2.125%, 10/28/19	250,000	247,600
Wells Fargo & Co.
2.600%, 7/22/20	105,000	103,710
2.550%, 12/7/20	350,000	344,265
3.500%, 3/8/22	100,000	99,647
3.069%, 1/24/23	250,000	242,461
4.125%, 8/15/23	100,000	100,555
3.300%, 9/9/24	250,000	241,261
3.000%, 4/22/26	200,000	183,586
3.000%, 10/23/26	150,000	137,826
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	250,000	238,750
Series M 3.450%, 2/13/23	100,000	97,874
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24 (k)(y)	900,000	902,250
Westpac Banking Corp.
2.150%, 3/6/20	250,000	246,071
2.700%, 8/19/26	250,000	227,346

		42,759,889

Capital Markets (0.8%)
Ameriprise Financial, Inc. 5.300%, 3/15/20	100,000	103,412
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	197,946
4.150%, 2/1/21	100,000	102,469
3.550%, 9/23/21	100,000	100,982
2.200%, 8/16/23	250,000	234,657
Brookfield Finance, Inc. 4.250%, 6/2/26	100,000	98,870
Credit Suisse AG
5.400%, 1/14/20	100,000	102,893
4.375%, 8/5/20	250,000	256,018
3.625%, 9/9/24	250,000	245,412
Deutsche Bank AG
3.375%, 5/12/21	200,000	193,667
3.700%, 5/30/24	250,000	232,006
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	250,000	248,442
2.750%, 9/15/20	45,000	44,470
5.750%, 1/24/22	250,000	267,748
3.000%, 4/26/22	250,000	244,282
3.625%, 1/22/23	150,000	148,882
4.000%, 3/3/24	250,000	250,108
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,700,000	1,620,925
4.250%, 10/21/25	200,000	196,944
3.850%, 1/26/27	250,000	240,168
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	200,000	189,667
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	150,000	147,810
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	39,678
4.000%, 10/15/23	100,000	102,145
Invesco Finance plc 3.750%, 1/15/26	100,000	98,151
Jefferies Group LLC 8.500%, 7/15/19	75,000	79,093
Moody’s Corp. 4.500%, 9/1/22	50,000	51,681
Morgan Stanley
2.375%, 7/23/19	150,000	149,011
2.800%, 6/16/20	140,000	138,751
5.750%, 1/25/21	250,000	264,391
2.625%, 11/17/21	250,000	242,741
2.750%, 5/19/22	200,000	193,570
4.875%, 11/1/22	100,000	103,749
3.125%, 1/23/23	100,000	97,507
3.750%, 2/25/23	100,000	100,041
4.100%, 5/22/23	100,000	100,415
3.700%, 10/23/24	150,000	148,036
3.875%, 1/27/26	200,000	196,952
3.125%, 7/27/26	150,000	139,416
3.625%, 1/20/27	100,000	95,909
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	100,000	95,027
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	150,000	144,453
Series F 3.875%, 4/29/24	100,000	100,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20 (k)(y)	$700,000	$720,160
Nasdaq, Inc. 3.850%, 6/30/26	150,000	145,067
S&P Global, Inc. 3.300%, 8/14/20	50,000	50,038
State Street Corp.
4.375%, 3/7/21	150,000	154,895
3.300%, 12/16/24	95,000	93,259
TD Ameritrade Holding Corp. 2.950%, 4/1/22	250,000	245,568
UBS AG 2.350%, 3/26/20	250,000	247,169

		9,804,758

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
4.250%, 7/1/20	250,000	252,725
3.950%, 2/1/22	150,000	149,253
3.300%, 1/23/23	250,000	239,650
American Express Co.
2.650%, 12/2/22	212,000	203,867
3.400%, 2/27/23	250,000	247,638
3.625%, 12/5/24	150,000	148,096
American Honda Finance Corp. 2.450%, 9/24/20	250,000	246,492
Capital One Financial Corp.
4.750%, 7/15/21	100,000	103,437
3.500%, 6/15/23	200,000	195,381
4.200%, 10/29/25	1,700,000	1,649,233
3.750%, 7/28/26	150,000	139,326
Discover Financial Services 3.850%, 11/21/22	100,000	99,187
Ford Motor Credit Co. LLC
5.875%, 8/2/21	200,000	211,496
4.134%, 8/4/25	200,000	194,488
General Motors Financial Co., Inc.
3.700%, 11/24/20	165,000	165,546
4.000%, 1/15/25	250,000	243,611
5.250%, 3/1/26	150,000	155,103
4.350%, 1/17/27	200,000	194,459
HSBC USA, Inc. 2.350%, 3/5/20	500,000	493,453
John Deere Capital Corp.
2.050%, 3/10/20	100,000	98,626
2.800%, 3/6/23	250,000	243,420
Synchrony Financial
3.000%, 8/15/19	250,000	249,489
3.750%, 8/15/21	75,000	74,844
4.250%, 8/15/24	100,000	97,944
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	177,691
2.750%, 5/17/21	250,000	246,782
2.150%, 9/8/22	150,000	142,944

		6,664,181

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	92,970
3.125%, 3/15/26	200,000	192,756

Boeing Capital Corp. 4.700%, 10/27/19	100,000	102,459
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20	283,000	276,567
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100,000	102,560
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	198,274
3.400%, 2/7/28	150,000	145,853
Shell International Finance BV
2.375%, 8/21/22	250,000	241,769
3.400%, 8/12/23	100,000	99,882
3.250%, 5/11/25	140,000	136,819

		1,589,909

Insurance (0.2%)
Aflac, Inc. 3.250%, 3/17/25	150,000	146,358
Allstate Corp. (The) 3.150%, 6/15/23	100,000	98,928
American International Group, Inc.
3.375%, 8/15/20	150,000	149,804
3.300%, 3/1/21	55,000	55,035
3.900%, 4/1/26	200,000	193,490
Aon Corp. 5.000%, 9/30/20	50,000	51,737
Aon plc 3.875%, 12/15/25	150,000	148,190
Berkshire Hathaway Finance Corp. 4.250%, 1/15/21	100,000	103,343
Brighthouse Financial, Inc. 3.700%, 6/22/27	100,000	88,450
Chubb INA Holdings, Inc. 3.350%, 5/15/24	250,000	246,443
CNA Financial Corp. 5.875%, 8/15/20	100,000	104,919
Hartford Financial Services Group, Inc. (The) 5.500%, 3/30/20	150,000	155,904
Lincoln National Corp. 4.850%, 6/24/21	50,000	52,035
Loews Corp. 3.750%, 4/1/26	150,000	147,721
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	156,563
3.500%, 6/3/24	150,000	148,410
MetLife, Inc. 3.600%, 4/10/24	250,000	247,077
Progressive Corp. (The) 3.750%, 8/23/21	50,000	50,617
Prudential Financial, Inc.
3.878%, 3/27/28	150,000	147,793
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)(x)	150,000	158,625
Reinsurance Group of America, Inc. 4.700%, 9/15/23	100,000	103,401

		2,754,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Thrifts & Mortgage Finance (0.0%)
BPCE SA 2.500%, 7/15/19	$250,000	$248,512

Total Financials		63,822,092

Health Care (5.9%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22	200,000	193,765
3.600%, 5/14/25	185,000	178,983
Amgen, Inc.
3.450%, 10/1/20	150,000	150,807
2.700%, 5/1/22	110,000	106,831
3.625%, 5/22/24	250,000	248,745
Biogen, Inc.
3.625%, 9/15/22	100,000	99,919
4.050%, 9/15/25	40,000	40,264
Celgene Corp.
3.950%, 10/15/20	100,000	101,177
3.875%, 8/15/25	250,000	242,807
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	103,500
3.250%, 9/1/22	40,000	39,733
2.500%, 9/1/23	250,000	238,197
3.700%, 4/1/24	100,000	100,303

		1,845,031

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.550%, 3/15/22	175,000	169,219
3.750%, 11/30/26	250,000	245,435
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	247,500
3.734%, 12/15/24	25,000	24,345
3.700%, 6/6/27	150,000	141,795
Boston Scientific Corp. 3.850%, 5/15/25	150,000	148,148
Mallinckrodt International Finance SA
4.875%, 4/15/20 (x)§	300,000	295,500
5.750%, 8/1/22§	5,000,000	4,500,000
5.625%, 10/15/23 (x)§	600,000	500,100
5.500%, 4/15/25 (x)§	1,000,000	800,000
Medtronic, Inc.
4.125%, 3/15/21	100,000	102,579
3.150%, 3/15/22	80,000	79,377
3.500%, 3/15/25	150,000	148,492
Stryker Corp. 3.375%, 5/15/24	150,000	146,976
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	200,000	196,331

		7,745,797

Health Care Providers & Services (3.5%)
Aetna, Inc.
2.750%, 11/15/22	150,000	143,850
3.500%, 11/15/24	150,000	145,012
AmerisourceBergen Corp. 3.400%, 5/15/24	150,000	146,721
Anthem, Inc.
2.250%, 8/15/19	225,000	223,130
3.125%, 5/15/22	150,000	147,710
3.350%, 12/1/24	150,000	144,320

Cardinal Health, Inc. 3.079%, 6/15/24	250,000	235,337
CHS/Community Health Systems, Inc.
6.875%, 2/1/22 (x)	7,658,000	3,924,725
6.250%, 3/31/23	5,000,000	4,581,500
11.000%, 6/30/23 (b)(e)(x)§	4,500,000	4,061,250
8.125%, 6/30/24 (b)(x)§	3,356,000	2,777,090
Cigna Corp. 4.500%, 3/15/21	150,000	153,806
CVS Health Corp.
2.250%, 8/12/19	350,000	347,165
3.500%, 7/20/22	500,000	495,802
4.100%, 3/25/25	750,000	744,672
4.300%, 3/25/28	1,400,000	1,378,717
5.050%, 3/25/48	400,000	406,639
DaVita, Inc. 5.125%, 7/15/24	1,100,000	1,073,930
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	154,913
3.400%, 3/1/27	250,000	228,404
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,488,000
5.875%, 5/1/23	1,500,000	1,548,750
Laboratory Corp. of America Holdings 3.200%, 2/1/22	75,000	74,155
McKesson Corp. 3.796%, 3/15/24	100,000	98,513
Medco Health Solutions, Inc. 4.125%, 9/15/20	100,000	101,450
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	5,219,000
6.750%, 6/15/23 (x)	5,000,000	4,969,000
5.125%, 5/1/25§	5,800,000	5,517,540
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	64,289
3.350%, 7/15/22	250,000	249,902
3.750%, 7/15/25	150,000	150,071

		42,995,363

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc. 3.875%, 7/15/23	100,000	99,604
Life Technologies Corp. 5.000%, 1/15/21	100,000	103,600
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	50,000	50,271
3.300%, 2/15/22	100,000	99,457

		352,932

Pharmaceuticals (1.6%)
Allergan Finance LLC 3.250%, 10/1/22	150,000	145,641
Allergan Funding SCS
3.450%, 3/15/22	250,000	245,924
3.800%, 3/15/25	2,150,000	2,085,378
AstraZeneca plc 3.375%, 11/16/25	200,000	193,255
Bayer US Finance II LLC 4.250%, 12/15/25 (b)§	2,000,000	2,010,694
Bristol-Myers Squibb Co. 2.000%, 8/1/22	100,000	95,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Endo Dac 6.000%, 2/1/25§	$2,000,000	$1,560,000
Endo Finance LLC 5.750%, 1/15/22§	1,000,000	895,000
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	97,435
3.875%, 5/15/28	150,000	151,249
Horizon Pharma, Inc. 6.625%, 5/1/23	1,000,000	997,500
Johnson & Johnson
2.450%, 12/5/21	150,000	147,516
2.050%, 3/1/23	35,000	33,681
3.375%, 12/5/23	100,000	100,912
Merck & Co., Inc.
1.850%, 2/10/20	250,000	246,196
2.350%, 2/10/22	45,000	43,814
2.400%, 9/15/22	150,000	145,284
Mylan NV 3.950%, 6/15/26	1,900,000	1,814,633
Novartis Capital Corp. 3.400%, 5/6/24	100,000	99,694
Pfizer, Inc.
3.400%, 5/15/24	100,000	100,155
3.000%, 12/15/26	150,000	143,888
Sanofi 4.000%, 3/29/21	75,000	76,795
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	365,000	333,597
Valeant Pharmaceuticals International, Inc.
6.500%, 3/15/22§	600,000	621,000
5.875%, 5/15/23§	2,100,000	1,971,480
7.000%, 3/15/24§	900,000	943,650
6.125%, 4/15/25 (x)§	1,600,000	1,468,960
5.500%, 11/1/25§	3,000,000	2,952,900
Zoetis, Inc. 3.250%, 2/1/23	150,000	147,201

		19,868,655

Total Health Care		72,807,778

Industrials (1.0%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV 5.400%, 2/1/27	150,000	155,250
General Dynamics Corp.
3.875%, 7/15/21	100,000	102,185
3.750%, 5/15/28	150,000	151,175
Harris Corp. 2.700%, 4/27/20	150,000	148,661
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	152,975
3.550%, 1/15/26	150,000	147,472
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	100,987
2.930%, 1/15/25	150,000	142,375
3.250%, 1/15/28	150,000	140,988
Precision Castparts Corp. 2.500%, 1/15/23	75,000	72,073
Textron, Inc. 4.300%, 3/1/24	100,000	102,418

United Technologies Corp.
3.100%, 6/1/22	50,000	49,281
2.800%, 5/4/24 (x)	250,000	236,412

		1,702,252

Air Freight & Logistics (0.4%)
FedEx Corp.
2.300%, 2/1/20	85,000	84,190
2.625%, 8/1/22	50,000	48,541
3.400%, 2/15/28	150,000	142,956
United Parcel Service, Inc. 3.125%, 1/15/21	200,000	201,044
XPO Logistics, Inc. 6.500%, 6/15/22§	4,300,000	4,402,340

		4,879,071

Building Products (0.0%)
Masco Corp. 4.450%, 4/1/25	100,000	100,272

Commercial Services & Supplies (0.1%)
Republic Services, Inc. 5.250%, 11/15/21	100,000	105,893
West Corp. 8.500%, 10/15/25 (x)§	1,000,000	912,500

		1,018,393

Electrical Equipment (0.0%)
ABB Finance USA, Inc. 2.875%, 5/8/22	150,000	147,273
Eaton Corp. 2.750%, 11/2/22	150,000	145,439
Emerson Electric Co. 2.625%, 2/15/23	150,000	145,381

		438,093

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	104,183
3.150%, 9/7/22	100,000	98,405
2.700%, 10/9/22	250,000	241,646
3.100%, 1/9/23	150,000	146,743
Honeywell International, Inc. 1.850%, 11/1/21	250,000	240,240
Ingersoll-Rand Luxembourg Finance SA 2.625%, 5/1/20	250,000	247,728
Roper Technologies, Inc. 3.125%, 11/15/22	100,000	98,518

		1,177,463

Machinery (0.1%)
Caterpillar, Inc. 2.600%, 6/26/22	100,000	97,663
Deere & Co.
4.375%, 10/16/19	150,000	153,089
2.600%, 6/8/22	100,000	97,401
Flowserve Corp. 4.000%, 11/15/23	100,000	99,328
Illinois Tool Works, Inc. 3.500%, 3/1/24	150,000	151,299
Stanley Black & Decker, Inc. 2.900%, 11/1/22	100,000	98,271

		697,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	$25,000	$25,317
3.400%, 9/1/24	250,000	248,075
CSX Corp. 3.350%, 11/1/25	250,000	241,229
Ryder System, Inc. 2.500%, 5/11/20	65,000	64,214
Union Pacific Corp. 3.250%, 8/15/25	150,000	145,516

		724,351

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.875%, 4/1/21	150,000	150,987
3.250%, 3/1/25	150,000	138,806
Aircastle Ltd. 4.125%, 5/1/24	100,000	95,750
United Rentals North America, Inc. 5.750%, 11/15/24	1,425,000	1,449,938

		1,835,481

Total Industrials		12,572,427

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	256,541
3.625%, 3/4/24	150,000	151,565
Juniper Networks, Inc. 4.600%, 3/15/21	50,000	51,408
Motorola Solutions, Inc. 3.500%, 9/1/21	250,000	248,184

		707,698

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	248,054
3.600%, 11/28/24 (x)	200,000	196,113
eBay, Inc.
2.200%, 8/1/19	150,000	148,642
3.250%, 10/15/20	50,000	50,042
2.600%, 7/15/22	100,000	96,256

		739,107

IT Services (0.4%)
Broadridge Financial Solutions, Inc. 3.400%, 6/27/26	55,000	52,025
DXC Technology Co. 4.450%, 9/18/22	100,000	102,092
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	98,618
5.000%, 10/15/25	200,000	210,944
First Data Corp. 7.000%, 12/1/23§	3,400,000	3,541,440
Fiserv, Inc. 4.750%, 6/15/21	100,000	103,991
IBM Credit LLC 3.000%, 2/6/23	250,000	245,275

International Business Machines Corp.
3.375%, 8/1/23	150,000	149,052
3.450%, 2/19/26 (x)	150,000	147,937
Mastercard, Inc. 3.375%, 4/1/24	50,000	50,230
Visa, Inc.
2.200%, 12/14/20	350,000	344,200
2.800%, 12/14/22	115,000	112,914
2.750%, 9/15/27	150,000	139,455

		5,298,173

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc. 4.300%, 6/15/21	100,000	103,276
Broadcom Corp. 3.875%, 1/15/27	350,000	330,640
Intel Corp.
3.300%, 10/1/21	100,000	100,682
2.700%, 12/15/22	150,000	146,778
3.150%, 5/11/27	150,000	145,339
KLA-Tencor Corp. 4.125%, 11/1/21	135,000	137,490
Lam Research Corp. 3.800%, 3/15/25	60,000	59,785
QUALCOMM, Inc.
2.600%, 1/30/23	250,000	238,629
3.450%, 5/20/25	150,000	144,741
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	146,668

		1,554,028

Software (0.2%)
Adobe Systems, Inc. 3.250%, 2/1/25	200,000	196,211
Microsoft Corp.
4.000%, 2/8/21 (x)	150,000	154,013
2.375%, 2/12/22	145,000	141,826
2.650%, 11/3/22	110,000	108,042
2.000%, 8/8/23	135,000	127,463
2.400%, 8/8/26	250,000	230,704
3.300%, 2/6/27	250,000	246,209
Oracle Corp.
2.250%, 10/8/19	250,000	248,434
2.500%, 5/15/22	150,000	145,922
2.500%, 10/15/22	200,000	193,341
2.400%, 9/15/23	150,000	142,149
2.650%, 7/15/26	250,000	230,366
VMware, Inc. 2.950%, 8/21/22	150,000	143,665

		2,308,345

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.250%, 2/23/21	500,000	491,518
2.150%, 2/9/22	150,000	145,334
2.850%, 2/23/23	110,000	108,258
3.000%, 2/9/24	150,000	146,672
3.450%, 5/6/24	250,000	249,498
3.200%, 5/13/25	115,000	112,464
3.350%, 2/9/27	250,000	244,526
3.000%, 11/13/27	200,000	189,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Dell International LLC
4.420%, 6/15/21§	$800,000	$811,725
5.450%, 6/15/23§	1,800,000	1,883,379
6.020%, 6/15/26§	95,000	99,819
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (e)	150,000	152,802
HP, Inc. 4.050%, 9/15/22	200,000	202,612
Seagate HDD Cayman
4.750%, 6/1/23	75,000	74,221
4.875%, 6/1/27	100,000	92,949
Xerox Corp.
2.750%, 9/1/20	67,000	65,602
4.500%, 5/15/21	150,000	151,880
4.070%, 3/17/22	6,000	5,954

		5,228,692

Total Information Technology		15,836,043

Materials (0.6%)
Chemicals (0.1%)
Albemarle Corp. 4.150%, 12/1/24	200,000	201,315
Dow Chemical Co. (The) 3.000%, 11/15/22	150,000	146,031
Eastman Chemical Co.
2.700%, 1/15/20	250,000	248,556
3.600%, 8/15/22	100,000	99,463
LyondellBasell Industries NV 6.000%, 11/15/21	200,000	214,551
Nutrien Ltd.
3.150%, 10/1/22	50,000	48,567
3.375%, 3/15/25	150,000	140,950
Sherwin-Williams Co. (The) 3.450%, 6/1/27	250,000	236,129

		1,335,562

Containers & Packaging (0.3%)
BWAY Holding Co.
5.500%, 4/15/24§	2,000,000	1,947,600
7.250%, 4/15/25 (x)§	1,700,000	1,657,500
International Paper Co.
4.750%, 2/15/22	124,000	128,195
3.650%, 6/15/24	150,000	147,988

		3,881,283

Metals & Mining (0.2%)
FMG Resources August 2006 Pty. Ltd. 5.125%, 5/15/24 (x)§	2,200,000	2,092,860
Newmont Mining Corp. 3.500%, 3/15/22	100,000	99,401
Vale Overseas Ltd.
4.375%, 1/11/22	48,000	48,500
6.250%, 8/10/26	150,000	162,755

		2,403,516

Total Materials		7,620,361

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT) 3.950%, 1/15/28	150,000	143,767
American Tower Corp. (REIT)
5.050%, 9/1/20	75,000	77,652
3.500%, 1/31/23	150,000	147,593
3.550%, 7/15/27	150,000	139,472
AvalonBay Communities, Inc. (REIT) 2.950%, 9/15/22	100,000	97,769
Boston Properties LP (REIT)
5.625%, 11/15/20	70,000	73,366
3.850%, 2/1/23	100,000	100,289
3.200%, 1/15/25	250,000	238,249
Brixmor Operating Partnership LP (REIT) 3.650%, 6/15/24	150,000	143,935
Crown Castle International Corp. (REIT) 4.450%, 2/15/26	250,000	247,633
DDR Corp. (REIT) 4.250%, 2/1/26	100,000	97,930
Equinix, Inc. (REIT) 5.375%, 5/15/27	2,000,000	1,995,000
ERP Operating LP (REIT) 4.625%, 12/15/21	150,000	155,549
Essex Portfolio LP (REIT) 3.875%, 5/1/24	250,000	247,112
HCP, Inc. (REIT)
5.375%, 2/1/21	24,000	25,200
3.875%, 8/15/24	150,000	146,683
Hospitality Properties Trust (REIT) 5.250%, 2/15/26 (x)	100,000	101,192
Iron Mountain, Inc. (REIT) 5.750%, 8/15/24	2,000,000	1,962,500
Kimco Realty Corp. (REIT) 2.800%, 10/1/26	150,000	132,721
Liberty Property LP (REIT) 4.125%, 6/15/22	100,000	101,962
National Retail Properties, Inc. (REIT) 3.900%, 6/15/24	250,000	245,967
Omega Healthcare Investors, Inc. (REIT) 4.375%, 8/1/23	150,000	148,281
Realty Income Corp. (REIT) 3.250%, 10/15/22	150,000	147,167
Simon Property Group LP (REIT) 3.500%, 9/1/25	150,000	146,250
Ventas Realty LP (REIT)
4.750%, 6/1/21	100,000	103,306
4.250%, 3/1/22	100,000	101,993
Welltower, Inc. (REIT) 4.000%, 6/1/25	150,000	147,248
WP Carey, Inc. (REIT) 4.250%, 10/1/26	100,000	97,117

Total Real Estate		7,512,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Telecommunication Services (2.1%)
Diversified Telecommunication Services (0.9%)
Altice France SA 6.000%, 5/15/22§	$2,000,000	$2,012,200
AT&T, Inc.
3.000%, 2/15/22	100,000	97,547
3.200%, 3/1/22	500,000	490,748
3.800%, 3/15/22	100,000	100,156
3.000%, 6/30/22	75,000	72,713
4.450%, 4/1/24	150,000	152,012
3.950%, 1/15/25	100,000	97,607
3.400%, 5/15/25	250,000	234,344
CCO Holdings LLC
5.125%, 2/15/23	1,000,000	990,000
5.750%, 1/15/24	1,000,000	1,002,500
5.500%, 5/1/26§	900,000	872,730
5.125%, 5/1/27§	1,700,000	1,590,520
5.000%, 2/1/28§	500,000	458,150
Telefonica Emisiones SAU 4.570%, 4/27/23	150,000	154,634
Verizon Communications, Inc.
3.000%, 11/1/21	250,000	246,465
2.946%, 3/15/22	255,000	249,836
2.450%, 11/1/22	200,000	190,370
3.376%, 2/15/25	249,000	238,105
4.125%, 3/16/27	250,000	246,309
Virgin Media Secured Finance plc 5.500%, 1/15/25§	2,000,000	1,932,500

		11,429,446

Wireless Telecommunication Services (1.2%)
America Movil SAB de CV 5.000%, 3/30/20	200,000	204,978
Sprint Communications, Inc.
7.000%, 8/15/20	1,000,000	1,035,000
11.500%, 11/15/21	2,500,000	2,953,250
6.000%, 11/15/22	2,500,000	2,478,250
Sprint Corp.
7.875%, 9/15/23	4,700,000	4,876,250
7.625%, 3/1/26	1,000,000	1,019,100
Sprint Spectrum Co. LLC 5.152%, 3/20/28§	1,500,000	1,470,000
Vodafone Group plc 2.950%, 2/19/23	150,000	144,758

		14,181,586

Total Telecommunication Services		25,611,032

Utilities (1.2%)
Electric Utilities (0.3%)
Arizona Public Service Co. 3.150%, 5/15/25	150,000	145,412
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	99,689
2.550%, 6/15/26	150,000	138,289
Connecticut Light & Power Co. (The) 2.500%, 1/15/23	150,000	144,800
DTE Electric Co. 3.450%, 10/1/20	100,000	100,523

Duke Energy Corp.
5.050%, 9/15/19	165,000	168,346
3.150%, 8/15/27	200,000	186,206
Duke Energy Indiana LLC 3.750%, 7/15/20	100,000	101,313
Entergy Corp. 5.125%, 9/15/20	50,000	51,491
Entergy Louisiana LLC 2.400%, 10/1/26	150,000	136,022
FirstEnergy Corp.
Series B 3.900%, 7/15/27	150,000	145,641
Florida Power & Light Co. 3.250%, 6/1/24	150,000	148,558
Indiana Michigan Power Co. 3.850%, 5/15/28	150,000	150,316
LG&E & KU Energy LLC 3.750%, 11/15/20	100,000	101,203
NextEra Energy Capital Holdings, Inc. 2.700%, 9/15/19	200,000	199,041
Northern States Power Co. 2.150%, 8/15/22	100,000	95,569
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	99,000
3.750%, 2/15/24	100,000	96,627
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	75,845
3.950%, 3/15/24	100,000	100,180
Progress Energy, Inc. 4.400%, 1/15/21	100,000	102,085
Southern California Edison Co. 3.875%, 6/1/21	50,000	50,863
Southern Co. (The)
2.150%, 9/1/19	150,000	148,574
2.750%, 6/15/20	150,000	148,782
3.250%, 7/1/26	250,000	234,422
Virginia Electric & Power Co.
Series A 3.100%, 5/15/25	200,000	192,593
Wisconsin Electric Power Co. 2.950%, 9/15/21	50,000	49,689
Xcel Energy, Inc. 4.700%, 5/15/20	100,000	102,150

		3,513,229

Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC 3.600%, 12/15/24	150,000	146,520
Ferrellgas LP 6.750%, 6/15/23 (e)(x)	1,500,000	1,306,950

		1,453,470

Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	2,853,900
5.750%, 1/15/25 (x)	3,000,000	2,745,000
InterGen NV 7.000%, 6/30/23§	1,400,000	1,379,000
Vistra Energy Corp. 7.375%, 11/1/22	2,000,000	2,090,000

		9,067,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	$250,000	$253,146
Consumers Energy Co.
2.850%, 5/15/22	50,000	49,285
3.375%, 8/15/23	100,000	99,716
Puget Energy, Inc. 3.650%, 5/15/25	150,000	146,010
San Diego Gas & Electric Co.
Series NNN 3.600%, 9/1/23	150,000	150,992
Sempra Energy 3.550%, 6/15/24	250,000	244,939

		944,088

Total Utilities		14,978,687

Total Corporate Bonds		321,278,114

Foreign Government Securities (0.6%)
Export Development Canada 1.625%, 1/17/20	500,000	492,668
Export-Import Bank of Korea
1.875%, 10/21/21	250,000	236,763
4.000%, 1/14/24	250,000	252,147
FMS Wertmanagement AoeR 1.750%, 1/24/20	250,000	246,529
Japan Bank for International Cooperation
1.500%, 7/21/21	500,000	477,248
2.750%, 1/21/26	250,000	242,065
Province of British Columbia 2.000%, 10/23/22	200,000	192,126
Province of Manitoba 2.125%, 6/22/26	250,000	228,879
Province of Ontario
2.400%, 2/8/22	350,000	341,847
2.450%, 6/29/22 (x)	150,000	146,145
Province of Quebec
2.750%, 8/25/21	200,000	198,372
2.625%, 2/13/23	200,000	195,955
2.875%, 10/16/24	100,000	98,303
Republic of Chile 3.125%, 1/21/26 (x)	200,000	191,500
Republic of Colombia
4.000%, 2/26/24	200,000	199,700
3.875%, 4/25/27	250,000	243,000
Republic of Hungary 6.375%, 3/29/21	500,000	533,750
Republic of Indonesia 4.100%, 4/24/28	200,000	193,109
Republic of Italy 6.875%, 9/27/23	100,000	112,291
Republic of Panama 4.000%, 9/22/24	200,000	201,750
Republic of Philippines
6.500%, 1/20/20	250,000	262,500
10.625%, 3/16/25	150,000	208,875
Republic of Poland
6.375%, 7/15/19	150,000	155,250
5.000%, 3/23/22	150,000	158,250
4.000%, 1/22/24	100,000	101,500
Republic of Uruguay 4.500%, 8/14/24 (x)	250,000	257,750

Svensk Exportkredit AB 1.750%, 5/18/20	500,000	490,736
United Mexican States
4.000%, 10/2/23	250,000	250,250
4.125%, 1/21/26	250,000	247,625

Total Foreign Government Securities		7,156,883

Loan Participations (2.1%)
Consumer Discretionary (0.8%)
Hotels, Restaurants & Leisure (0.2%)
24 Hour Fitness Worldwide, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.594%, 5/26/25 (k)	2,000,000	1,992,500

Media (0.2%)
iHeartCommunications, Inc.
(ICE LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (k)	2,539,722	1,932,304
(ICE LIBOR USD 3 Month + 7.50%), 9.802%, 7/30/19 (k)	816,818	620,781

		2,553,085

Multiline Retail (0.3%)
Belk, Inc.
(ICE LIBOR USD 3 Month + 4.75%), 7.087%, 12/12/22 (k)	4,640,569	3,593,861

Specialty Retail (0.1%)
PetSmart, Inc.
(ICE LIBOR USD 1 Month + 3.00%), 5.010%, 3/10/22 (k)	2,000,000	1,653,000

Total Consumer Discretionary		9,792,446

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
BJ’s Wholesale Club, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.530%, 2/3/24 (k)	787,381	786,594
(ICE LIBOR USD 1 Month + 7.50%), 9.530%, 2/3/25 (k)	697,027	703,649

		1,490,243

Total Consumer Staples		1,490,243

Health Care (0.2%)
Pharmaceuticals (0.2%)
Amneal Pharmaceuticals LLC
(ICE LIBOR USD 1 Month + 3.50%), 5.625%, 3/21/25 (k)	2,999,307	2,991,808

Total Health Care		2,991,808

Industrials (0.2%)
Commercial Services & Supplies (0.1%)
West Corp.
(ICE LIBOR USD 1 Month + 4.00%), 6.094%, 10/10/24 (k)	877,474	873,400

Electrical Equipment (0.1%)
Cortes NP Acquisition Corp.
(ICE LIBOR USD 1 Month + 4.00%), 6.001%, 11/30/23 (k)	902,586	890,176

Total Industrials		1,763,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Information Technology (0.4%)
Internet Software & Services (0.3%)
Internet Brands, Inc.
(ICE LIBOR USD 1 Month + 3.75%), 5.835%, 9/13/24 (k)	$2,186,485	$2,184,207
(ICE LIBOR USD 1 Month + 7.50%), 9.585%, 9/15/25 (k)	1,000,000	1,002,500

		3,186,707

Software (0.1%)
Misys Ltd.
(ICE LIBOR USD 3 Month + 3.50%), 5.807%, 6/16/24 (k)	1,985,000	1,948,029

Total Information Technology		5,134,736

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Securus Technologies Holdings, Inc
(ICE LIBOR USD 1 Month + 4.50%), 6.594%, 11/1/24 (k)	299,248	300,994
(ICE LIBOR USD 1 Month + 8.25%), 10.344%, 11/1/25 (k)	700,000	701,531
Securus Technologies Holdings, Inc.
(ICE LIBOR USD 6 Month + 4.50%), 0.000%, 11/1/24 (k)	1,200,000	1,201,500

Total Telecommunication Services		2,204,025

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC
(ICE LIBOR USD 1 Month + 4.00%), 6.094%, 7/15/23 (k)	987,500	991,450
(ICE LIBOR USD 1 Month + 4.00%), 6.094%, 4/15/24 (k)	1,969,000	1,973,513

		2,964,963

Total Utilities		2,964,963

Total Loan Participations		26,341,797

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	47,462
State of California Federally Taxable General Obligation Bonds Various Purpose 3.375%, 4/1/25	75,000	74,745

Total Municipal Bonds		122,207

Supranational (0.6%)
Asian Development Bank 1.625%, 3/16/21 (x)	500,000	484,810
2.375%, 8/10/27	150,000	142,170
2.500%, 11/2/27	200,000	191,327
2.750%, 1/19/28	100,000	97,535
Council of Europe Development Bank 1.625%, 3/10/20	500,000	491,264

European Bank for Reconstruction & Development 2.125%, 3/7/22	350,000	340,474
European Investment Bank
1.625%, 3/16/20	500,000	491,471
4.000%, 2/16/21	200,000	205,947
2.375%, 5/13/21	750,000	740,429
2.125%, 4/13/26	500,000	469,219
2.375%, 5/24/27 (x)	200,000	189,368
Inter-American Development Bank
1.250%, 10/15/19	250,000	245,900
1.750%, 10/15/19	500,000	494,942
3.875%, 2/14/20	150,000	152,969
3.000%, 10/4/23	250,000	250,609
2.375%, 7/7/27	150,000	141,805
International Bank for Reconstruction & Development
0.875%, 8/15/19	750,000	736,468
1.625%, 3/9/21	250,000	242,721
2.250%, 6/24/21	500,000	492,358
2.000%, 1/26/22	500,000	485,407
2.125%, 2/13/23 (x)	200,000	193,362
1.875%, 10/27/26	150,000	137,276
International Finance Corp. 1.750%, 9/16/19	250,000	247,655

Total Supranational		7,665,486

U.S. Government Agency Securities (0.7%)
FHLB
1.125%, 6/21/19	2,000,000	1,975,796
2.375%, 3/30/20	300,000	299,086
1.375%, 9/28/20	300,000	291,806
5.375%, 8/15/24	300,000	340,922
FHLMC
1.125%, 8/12/21	758,000	723,342
2.375%, 1/13/22	1,850,000	1,827,234
FNMA
1.750%, 9/12/19	2,000,000	1,983,293
2.375%, 1/19/23	500,000	490,528
2.125%, 4/24/26	350,000	328,825

Total U.S. Government Agency Securities		8,260,832

U.S. Treasury Obligations (18.2%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	1,810,354
8.500%, 2/15/20	192,000	210,224
7.125%, 2/15/23	1,800,000	2,141,297
7.625%, 2/15/25	1,600,000	2,063,750
6.000%, 2/15/26	500,000	608,734
6.500%, 11/15/26	1,300,000	1,654,920
6.375%, 8/15/27	1,000,000	1,283,148
6.125%, 11/15/27	1,500,000	1,902,059
U.S. Treasury Notes
1.000%, 6/30/19	3,000,000	2,959,934
1.000%, 8/31/19	2,000,000	1,967,484
1.250%, 8/31/19	690,000	680,809
1.750%, 9/30/19	2,200,000	2,181,541
1.250%, 10/31/19	200,000	196,867
1.000%, 11/15/19	1,750,000	1,715,684
3.375%, 11/15/19	1,065,000	1,077,813
1.000%, 11/30/19	1,100,000	1,077,700
1.500%, 11/30/19	3,000,000	2,959,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

1.750%, 11/30/19	$1,500,000	$1,484,959
1.375%, 12/15/19	2,500,000	2,460,928
1.125%, 12/31/19	1,500,000	1,470,258
1.625%, 12/31/19	1,000,000	987,531
3.625%, 2/15/20	995,000	1,012,490
1.250%, 2/29/20	4,000,000	3,918,125
1.375%, 2/29/20	800,000	785,269
2.250%, 2/29/20	3,000,000	2,987,636
1.125%, 3/31/20	2,200,000	2,147,827
1.375%, 3/31/20	1,500,000	1,470,879
2.250%, 3/31/20	10,000,000	9,954,766
1.500%, 4/15/20	3,000,000	2,946,680
1.375%, 4/30/20	800,000	783,625
3.500%, 5/15/20	3,450,000	3,510,038
1.375%, 5/31/20	450,000	440,246
2.500%, 5/31/20	10,000,000	9,995,000
1.625%, 6/30/20	400,000	392,934
2.500%, 6/30/20	10,000,000	9,994,531
2.000%, 7/31/20	500,000	494,391
2.625%, 8/15/20	1,325,000	1,326,615
1.375%, 8/31/20	1,100,000	1,072,732
1.375%, 9/30/20	1,500,000	1,461,105
2.000%, 9/30/20	1,100,000	1,086,319
1.375%, 10/31/20	1,700,000	1,653,795
1.625%, 11/30/20	1,100,000	1,075,267
1.750%, 12/31/20	3,500,000	3,428,879
3.625%, 2/15/21	2,300,000	2,358,722
1.125%, 2/28/21	1,000,000	962,179
2.000%, 2/28/21	2,000,000	1,968,797
1.250%, 3/31/21	1,000,000	964,148
3.125%, 5/15/21	3,500,000	3,548,426
1.375%, 5/31/21	1,700,000	1,640,633
1.125%, 6/30/21	1,300,000	1,243,897
2.125%, 6/30/21	800,000	788,450
2.250%, 7/31/21	2,480,400	2,452,340
2.125%, 8/15/21	1,550,000	1,525,999
1.125%, 9/30/21	1,500,000	1,429,219
2.125%, 9/30/21	1,000,000	983,734
1.250%, 10/31/21	700,000	668,779
2.000%, 11/15/21	3,000,000	2,936,695
1.750%, 11/30/21	4,000,000	3,881,531
1.875%, 11/30/21	2,000,000	1,948,844
2.000%, 12/31/21	1,000,000	977,820
2.125%, 12/31/21	750,000	736,453
1.500%, 1/31/22	600,000	575,953
1.750%, 2/28/22	400,000	387,025
1.875%, 2/28/22	2,200,000	2,138,606
1.750%, 3/31/22	2,500,000	2,417,129
1.875%, 3/31/22	500,000	485,617
1.750%, 4/30/22	1,000,000	965,711
1.875%, 4/30/22	1,300,000	1,261,447
1.750%, 5/15/22	1,000,000	965,406
1.750%, 5/31/22	300,000	289,512
1.750%, 6/30/22	1,300,000	1,253,424
2.125%, 6/30/22	2,800,000	2,739,362
1.875%, 7/31/22	3,500,000	3,388,356
2.000%, 7/31/22	1,100,000	1,070,102
1.625%, 8/31/22	1,800,000	1,723,767
1.875%, 8/31/22	3,000,000	2,901,984
1.750%, 9/30/22	3,500,000	3,366,262
1.875%, 9/30/22	600,000	579,994

2.000%, 11/30/22	3,500,000	3,397,078
2.125%, 12/31/22	1,500,000	1,462,195
1.750%, 1/31/23	200,000	191,638
2.375%, 1/31/23	1,000,000	985,039
1.500%, 2/28/23	800,000	757,288
1.500%, 3/31/23	700,000	661,971
2.500%, 3/31/23	2,000,000	1,980,031
2.750%, 4/30/23	5,000,000	5,004,570
1.750%, 5/15/23	2,000,000	1,910,656
1.625%, 5/31/23	1,000,000	949,359
2.750%, 5/31/23	7,500,000	7,508,965
2.500%, 8/15/23	500,000	494,164
1.375%, 8/31/23	500,000	467,043
1.375%, 9/30/23	1,000,000	932,828
2.750%, 11/15/23	650,000	649,792
2.125%, 11/30/23	500,000	484,012
2.750%, 2/15/24	1,200,000	1,198,434
2.500%, 5/15/24	3,500,000	3,445,039
2.000%, 6/30/24	800,000	765,131
2.125%, 7/31/24	1,000,000	962,594
2.375%, 8/15/24	2,500,000	2,440,684
2.250%, 11/15/24	1,800,000	1,741,627
2.250%, 12/31/24	500,000	483,516
2.000%, 2/15/25	3,290,000	3,129,073
2.750%, 2/28/25	1,000,000	996,453
2.125%, 5/15/25	1,000,000	956,914
2.875%, 5/31/25	5,000,000	5,019,062
2.000%, 8/15/25	3,000,000	2,842,031
2.250%, 11/15/25	1,800,000	1,731,234
1.625%, 2/15/26	3,800,000	3,486,589
1.625%, 5/15/26	1,400,000	1,280,672
1.500%, 8/15/26	1,850,000	1,670,724
2.000%, 11/15/26	200,000	187,442
2.250%, 2/15/27	2,500,000	2,385,879
2.375%, 5/15/27	2,700,000	2,599,847
2.250%, 8/15/27	2,100,000	1,998,560
2.250%, 11/15/27	2,000,000	1,900,938
2.750%, 2/15/28	1,800,000	1,784,278

Total U.S. Treasury Obligations		223,204,386

Total Long-Term Debt Securities (49.1%) (Cost $610,845,491)		603,570,416

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Financials (0.1%)
Banks (0.1%)
Wells Fargo & Co.,
Series L 7.500%	1,100	1,385,406

Total Financials		1,385,406

Utilities (0.3%)
Electric Utilities (0.3%)
NextEra Energy, Inc., 6.371% (x)	50,000	3,712,000

Total Utilities		3,712,000

Total Convertible Preferred Stocks (0.4%) (Cost $3,046,941)		5,097,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.1%)
Auto Components (0.0%)
Aptiv plc	2,203	$201,861
BorgWarner, Inc.	1,641	70,826
Goodyear Tire & Rubber Co. (The)	2,039	47,488

		320,175

Automobiles (1.4%)
Daimler AG (Registered)	59,500	3,830,658
Ford Motor Co.	550,331	6,092,164
General Motors Co.	173,987	6,855,088
Harley-Davidson, Inc.	1,393	58,618

		16,836,528

Distributors (0.0%)
Genuine Parts Co.	1,212	111,249
LKQ Corp.*	2,555	81,505

		192,754

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,679	38,248

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.	3,379	193,650
Chipotle Mexican Grill, Inc.*	206	88,862
Darden Restaurants, Inc.	1,024	109,629
Hilton Worldwide Holdings, Inc.	2,280	180,485
Marriott International, Inc., Class A	2,471	312,829
McDonald’s Corp.	6,549	1,026,163
MGM Resorts International	4,221	122,536
Norwegian Cruise Line Holdings Ltd.*	1,721	81,317
Royal Caribbean Cruises Ltd.	1,419	147,008
Starbucks Corp.	11,496	561,580
Wynn Resorts Ltd.	705	117,975
Yum! Brands, Inc.	2,693	210,646

		3,152,680

Household Durables (0.1%)
DR Horton, Inc.	2,833	116,153
Garmin Ltd. (x)	922	56,242
Leggett & Platt, Inc.	1,094	48,836
Lennar Corp., Class A	2,251	118,178
Mohawk Industries, Inc.*	524	112,277
Newell Brands, Inc.	4,062	104,759
PulteGroup, Inc.	2,247	64,601
Whirlpool Corp.	538	78,672

		699,718

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	3,353	5,699,429
Booking Holdings, Inc.*	401	812,863
Expedia Group, Inc.	1,015	121,993
Netflix, Inc.*	3,622	1,417,760
TripAdvisor, Inc.*	862	48,022

		8,100,067

Leisure Products (0.0%)
Hasbro, Inc.	939	86,679
Mattel, Inc. (x)	3,048	50,048

		136,727

Media (0.6%)
CBS Corp. (Non-Voting), Class B	2,891	162,532
Charter Communications, Inc., Class A*	1,555	455,942
Comcast Corp., Class A	138,253	4,536,081
Discovery, Inc., Class A (x)*	1,398	38,445
Discovery, Inc., Class C*	2,901	73,976
DISH Network Corp., Class A*	1,888	63,456
Interpublic Group of Cos., Inc. (The)	3,223	75,547
News Corp., Class A	3,341	51,785
News Corp., Class B	855	13,552
Omnicom Group, Inc.	1,909	145,599
Twenty-First Century Fox, Inc., Class A	8,781	436,328
Twenty-First Century Fox, Inc., Class B	3,657	180,180
Viacom, Inc., Class B	2,924	88,188
Walt Disney Co. (The)	12,377	1,297,233

		7,618,844

Multiline Retail (0.6%)
Dollar General Corp.	2,094	206,468
Dollar Tree, Inc.*	1,963	166,855
Kohl’s Corp.	1,395	101,696
Macy’s, Inc.	2,523	94,436
Nordstrom, Inc.	964	49,916
Target Corp.	84,427	6,426,583

		7,045,954

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	612	83,048
AutoZone, Inc.*	218	146,263
Best Buy Co., Inc.	2,025	151,024
CarMax, Inc.*	1,509	109,961
Foot Locker, Inc.	984	51,808
Gap, Inc. (The)	1,803	58,399
Home Depot, Inc. (The)	9,608	1,874,521
L Brands, Inc.	2,045	75,420
Lowe’s Cos., Inc.	6,840	653,699
O’Reilly Automotive, Inc.*	682	186,575
Ross Stores, Inc.	3,123	264,674
Tiffany & Co.	844	111,070
TJX Cos., Inc. (The)	5,249	499,600
Tractor Supply Co.	1,039	79,473
Ulta Beauty, Inc.*	483	112,761

		4,458,296

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc. (x)	3,028	66,677
Michael Kors Holdings Ltd.*	1,261	83,983
NIKE, Inc., Class B	10,640	847,795
PVH Corp.	643	96,270
Ralph Lauren Corp.	454	57,077
Tapestry, Inc.	2,359	110,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Under Armour, Inc., Class A (x)*	1,424	$32,011
Under Armour, Inc., Class C*	1,611	33,960
VF Corp.	2,720	221,734

		1,549,696

Total Consumer Discretionary		50,149,687

Consumer Staples (3.1%)
Beverages (1.5%)
Anheuser-Busch InBev SA/NV (ADR)	57,000	5,743,320
Brown-Forman Corp., Class B	2,182	106,940
Coca-Cola Co. (The)	106,914	4,689,248
Constellation Brands, Inc., Class A	1,401	306,637
Molson Coors Brewing Co., Class B	1,529	104,033
Monster Beverage Corp.*	3,411	195,450
PepsiCo, Inc.	61,826	6,730,997

		17,876,625

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.	3,651	762,986
Kroger Co. (The)	6,775	192,749
Sysco Corp.	3,972	271,248
Walgreens Boots Alliance, Inc.	7,097	425,926
Walmart, Inc.	12,048	1,031,911

		2,684,820

Food Products (0.4%)
Archer-Daniels-Midland Co.	4,634	212,376
Campbell Soup Co. (x)	1,593	64,580
Conagra Brands, Inc.	3,231	115,444
General Mills, Inc.	4,940	218,644
Hershey Co. (The)	1,168	108,694
Hormel Foods Corp. (x)	2,232	83,053
JM Smucker Co. (The)	941	101,139
Kellogg Co.	2,061	144,002
Kraft Heinz Co. (The)	5,045	316,927
McCormick & Co., Inc. (Non-Voting)	1,048	121,662
Mondelez International, Inc., Class A	12,238	501,758
Nestle SA (Registered)	40,000	3,106,130
Tyson Foods, Inc., Class A	2,466	169,784

		5,264,193

Household Products (0.5%)
Church & Dwight Co., Inc.	2,070	110,041
Clorox Co. (The)	1,068	144,447
Colgate-Palmolive Co.	7,276	471,558
Kimberly-Clark Corp.	2,914	306,961
Procter & Gamble Co. (The)	73,357	5,726,247

		6,759,254

Personal Products (0.0%)
Coty, Inc., Class A	3,915	55,201
Estee Lauder Cos., Inc. (The), Class A	1,856	264,833

		320,034

Tobacco (0.5%)
Altria Group, Inc.	15,812	897,963
Philip Morris International, Inc.	57,444	4,638,029

		5,535,992

Total Consumer Staples		38,440,918

Energy (3.7%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	83,377	2,753,942
Halliburton Co.	62,358	2,809,852
Helmerich & Payne, Inc.	891	56,810
National Oilwell Varco, Inc.	3,151	136,753
Schlumberger Ltd.	11,567	775,336
TechnipFMC plc	3,635	115,375
Weatherford International plc (x)*	12,816	42,165

		6,690,233

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.	29,291	2,145,566
Andeavor	1,146	150,332
Apache Corp.	3,169	148,151
BP plc (ADR)	75,000	3,424,500
Cabot Oil & Gas Corp.	3,846	91,535
Chevron Corp.	55,938	7,072,241
Cimarex Energy Co.	794	80,782
Concho Resources, Inc.*	1,238	171,277
ConocoPhillips	9,710	676,010
Devon Energy Corp.	4,365	191,885
EOG Resources, Inc.	4,852	603,734
EQT Corp.	2,141	118,140
Exxon Mobil Corp.	85,310	7,057,696
Hess Corp.	2,140	143,145
HollyFrontier Corp.	1,470	100,592
Kinder Morgan, Inc.	15,583	275,352
Marathon Oil Corp.	7,073	147,543
Marathon Petroleum Corp.	3,834	268,993
Newfield Exploration Co.*	1,765	53,391
Noble Energy, Inc.	4,041	142,567
Occidental Petroleum Corp.	36,422	3,047,793
ONEOK, Inc.	3,429	239,447
Phillips 66	3,494	392,411
Pioneer Natural Resources Co.	1,413	267,396
Royal Dutch Shell plc (ADR), Class A	117,500	8,134,525
TransCanada Corp. (x)	40,000	1,728,000
Valero Energy Corp.	3,577	396,439
Williams Cos., Inc. (The)	71,859	1,948,098

		39,217,541

Total Energy		45,907,774

Financials (4.9%)
Banks (3.3%)
Bank of America Corp.	228,557	6,443,022
BB&T Corp.	6,525	329,121
Citigroup, Inc.	21,224	1,420,310
Citizens Financial Group, Inc.	4,077	158,595
Comerica, Inc.	1,441	131,016
Fifth Third Bancorp	5,661	162,471
Huntington Bancshares, Inc.	9,372	138,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

JPMorgan Chase & Co.	88,350	$9,206,070
KeyCorp	8,919	174,277
M&T Bank Corp.	1,212	206,222
People’s United Financial, Inc.	2,819	50,996
PNC Financial Services Group, Inc. (The)‡	3,902	527,160
Regions Financial Corp.	9,251	164,483
SunTrust Banks, Inc.	3,858	254,705
SVB Financial Group*	442	127,632
US Bancorp	87,947	4,399,109
Wells Fargo & Co.	289,787	16,065,791
Zions Bancorp	1,653	87,096

		40,046,407

Capital Markets (0.5%)
Affiliated Managers Group, Inc.	461	68,537
Ameriprise Financial, Inc.	1,185	165,758
Bank of New York Mellon Corp. (The)	8,429	454,576
BlackRock, Inc.‡	1,023	510,518
Cboe Global Markets, Inc.	940	97,826
Charles Schwab Corp. (The)	10,007	511,358
CME Group, Inc.	2,854	467,828
E*TRADE Financial Corp.*	2,151	131,555
Franklin Resources, Inc.	2,704	86,663
Goldman Sachs Group, Inc. (The)	2,931	646,491
Intercontinental Exchange, Inc.	4,845	356,350
Invesco Ltd.	3,372	89,560
Jefferies Financial Services, Inc.	2,602	59,169
Moody’s Corp.	1,411	240,660
Morgan Stanley	11,352	538,085
MSCI, Inc.	747	123,576
Nasdaq, Inc.	961	87,710
Northern Trust Corp.	1,778	182,938
Raymond James Financial, Inc.	1,062	94,890
S&P Global, Inc.	2,084	424,907
State Street Corp.	3,012	280,387
T. Rowe Price Group, Inc.	2,017	234,153

		5,853,495

Consumer Finance (0.1%)
American Express Co.	5,968	584,864
Capital One Financial Corp.	4,075	374,493
Discover Financial Services	2,905	204,541
Synchrony Financial	5,919	197,576

		1,361,474

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	16,042	2,994,239

Insurance (0.8%)
Aflac, Inc.	6,498	279,544
Allstate Corp. (The)	2,955	269,703
American International Group, Inc.	7,450	394,999
Aon plc	2,029	278,318
Arthur J Gallagher & Co.	1,498	97,790
Assurant, Inc.	435	45,018
Brighthouse Financial, Inc.*	790	31,655
Chubb Ltd.	3,891	494,235

Cincinnati Financial Corp.	1,236	82,639
Everest Re Group Ltd.	340	78,363
Hartford Financial Services Group, Inc. (The)	2,956	151,140
Lincoln National Corp.	1,815	112,984
Loews Corp.	2,165	104,526
Marsh & McLennan Cos., Inc.	4,229	346,651
MetLife, Inc.	126,222	5,503,279
Principal Financial Group, Inc.	2,226	117,867
Progressive Corp. (The)	4,916	290,782
Prudential Financial, Inc.	3,514	328,594
Torchmark Corp.	893	72,699
Travelers Cos., Inc. (The)	2,222	271,840
Unum Group	1,863	68,912
Willis Towers Watson plc	1,094	165,850
XL Group Ltd.	2,121	118,670

		9,706,058

Total Financials		59,961,673

Health Care (5.0%)
Biotechnology (0.4%)
AbbVie, Inc.	12,644	1,171,467
Alexion Pharmaceuticals, Inc.*	1,851	229,802
Amgen, Inc.	5,546	1,023,736
Biogen, Inc.*	1,752	508,500
Celgene Corp.*	5,886	467,466
Gilead Sciences, Inc.	10,825	766,843
Incyte Corp.*	1,451	97,217
Regeneron Pharmaceuticals, Inc.*	638	220,104
Vertex Pharmaceuticals, Inc.*	2,136	363,034

		4,848,169

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	14,599	890,393
ABIOMED, Inc.*	349	142,758
Align Technology, Inc.*	598	204,600
Baxter International, Inc.	4,073	300,750
Becton Dickinson and Co.	2,226	533,261
Boston Scientific Corp.*	11,557	377,914
Cooper Cos., Inc. (The)	405	95,357
Danaher Corp.	5,128	506,031
Dentsply Sirona, Inc.	1,901	83,207
Edwards Lifesciences Corp.*	1,759	256,058
Hologic, Inc.*	2,283	90,749
IDEXX Laboratories, Inc.*	722	157,353
Intuitive Surgical, Inc.*	944	451,685
Medtronic plc	69,781	5,973,951
ResMed, Inc.	1,175	121,707
Stryker Corp.	2,703	456,429
Varian Medical Systems, Inc.*	759	86,313
Zimmer Biomet Holdings, Inc.	1,677	186,885

		10,915,401

Health Care Providers & Services (0.5%)
Aetna, Inc.	2,736	502,056
AmerisourceBergen Corp.	1,337	114,006
Anthem, Inc.	2,128	506,528
Cardinal Health, Inc.	2,606	127,251
Centene Corp.*	1,709	210,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Cigna Corp.	2,009	$341,430
CVS Health Corp.	8,483	545,881
DaVita, Inc.*	1,164	80,828
Envision Healthcare Corp.*	1,009	44,406
Express Scripts Holding Co.*	4,692	362,269
HCA Healthcare, Inc.	2,335	239,571
Henry Schein, Inc.*	1,299	94,359
Humana, Inc.	1,137	338,405
Laboratory Corp. of America Holdings*	843	151,344
McKesson Corp.	1,683	224,512
Quest Diagnostics, Inc.	1,128	124,012
UnitedHealth Group, Inc.	8,007	1,964,438
Universal Health Services, Inc., Class B	725	80,794

		6,052,656

Health Care Technology (0.0%)
Cerner Corp.*	2,615	156,351

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,666	164,865
Illumina, Inc.*	1,216	339,617
IQVIA Holdings, Inc.*	1,348	134,557
Mettler-Toledo International, Inc.*	212	122,670
PerkinElmer, Inc.	915	67,006
Thermo Fisher Scientific, Inc.	3,351	694,126
Waters Corp.*	658	127,382

		1,650,223

Pharmaceuticals (3.1%)
Allergan plc	2,828	471,484
AstraZeneca plc	95,100	6,592,947
Bristol-Myers Squibb Co.	13,623	753,897
Eli Lilly & Co.	40,957	3,494,861
Johnson & Johnson	47,342	5,744,478
Merck & Co., Inc.	162,050	9,836,435
Mylan NV*	4,269	154,282
Nektar Therapeutics*	1,336	65,237
Perrigo Co. plc	1,085	79,107
Pfizer, Inc.	285,714	10,365,704
Sanofi (ADR)	11,100	444,111
Zoetis, Inc.	4,039	344,082

		38,346,625

Total Health Care		61,969,425

Industrials (2.8%)
Aerospace & Defense (0.4%)
Arconic, Inc.	3,512	59,739
Boeing Co. (The)	4,569	1,532,945
General Dynamics Corp.	2,301	428,929
Harris Corp.	988	142,806
Huntington Ingalls Industries, Inc.	376	81,513
L3 Technologies, Inc.	647	124,431
Lockheed Martin Corp.	2,067	610,654
Northrop Grumman Corp.	1,461	449,550
Raytheon Co.	2,396	462,859
Rockwell Collins, Inc.	1,391	187,340
Textron, Inc.	2,097	138,213

TransDigm Group, Inc.	418	144,269
United Technologies Corp.	6,201	775,311

		5,138,559

Air Freight & Logistics (0.1%)
Ceva Logistics AG (r)*	25,202	499,688
CH Robinson Worldwide, Inc.	1,154	96,544
Expeditors International of Washington, Inc.	1,472	107,603
FedEx Corp.	2,045	464,338
United Parcel Service, Inc., Class B	5,744	610,185

		1,778,358

Airlines (0.1%)
Alaska Air Group, Inc.	1,019	61,538
American Airlines Group, Inc.	3,392	128,760
Delta Air Lines, Inc.	5,328	263,949
Southwest Airlines Co.	4,407	224,228
United Continental Holdings, Inc.*	1,963	136,880

		815,355

Building Products (0.0%)
Allegion plc	787	60,882
AO Smith Corp.	1,210	71,572
Fortune Brands Home & Security, Inc.	1,174	63,032
Johnson Controls International plc	7,668	256,495
Masco Corp.	2,610	97,666

		549,647

Commercial Services & Supplies (0.1%)
Cintas Corp.	712	131,770
Copart, Inc.*	1,682	95,134
Republic Services, Inc.	1,876	128,243
Stericycle, Inc.*	668	43,614
Waste Management, Inc.	3,307	268,991

		667,752

Construction & Engineering (0.0%)
Fluor Corp.	1,159	56,536
Jacobs Engineering Group, Inc.	991	62,918
Quanta Services, Inc.*	1,282	42,819

		162,273

Electrical Equipment (0.1%)
AMETEK, Inc.	1,915	138,187
Eaton Corp. plc	3,650	272,801
Emerson Electric Co.	5,238	362,155
Rockwell Automation, Inc.	1,032	171,549

		944,692

Industrial Conglomerates (1.3%)
3M Co.	19,945	3,923,580
General Electric Co.	772,338	10,511,520
Honeywell International, Inc.	6,198	892,822
Roper Technologies, Inc.	869	239,766

		15,567,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (0.5%)
Caterpillar, Inc.	4,975	$674,958
Cummins, Inc.	21,293	2,831,969
Deere & Co.	2,708	378,578
Dover Corp.	1,291	94,501
Flowserve Corp.	1,083	43,753
Fortive Corp.	2,536	195,551
Illinois Tool Works, Inc.	2,516	348,567
Ingersoll-Rand plc	2,070	185,741
PACCAR, Inc.	2,913	180,490
Parker-Hannifin Corp.	1,104	172,058
Pentair plc	1,369	57,608
Snap-on, Inc.	472	75,860
Stanley Black & Decker, Inc.	1,311	174,114
Xylem, Inc.	1,490	100,396

		5,514,144

Professional Services (0.0%)
Equifax, Inc.	995	124,484
IHS Markit Ltd.*	2,889	149,044
Nielsen Holdings plc	2,774	85,800
Robert Half International, Inc.	1,038	67,574
Verisk Analytics, Inc.*	1,285	138,317

		565,219

Road & Rail (0.2%)
CSX Corp.	7,290	464,956
JB Hunt Transport Services, Inc.	709	86,179
Kansas City Southern	858	90,913
Norfolk Southern Corp.	2,333	351,980
Union Pacific Corp.	6,457	914,828

		1,908,856

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,382	114,646
United Rentals, Inc.*	700	103,334
WW Grainger, Inc.	430	132,612

		350,592

Total Industrials		33,963,135

Information Technology (6.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.	39,160	1,685,055
F5 Networks, Inc.*	515	88,812
Juniper Networks, Inc.	2,959	81,136
Motorola Solutions, Inc.	1,342	156,168

		2,011,171

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,530	220,489
Corning, Inc.	6,921	190,397
FLIR Systems, Inc.	1,150	59,766
IPG Photonics Corp.*	311	68,616
TE Connectivity Ltd.	2,914	262,435

		801,703

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	1,402	102,668
Alphabet, Inc., Class A*	2,488	2,809,425
Alphabet, Inc., Class C*	2,529	2,821,479

eBay, Inc.*	7,650	277,389
Facebook, Inc., Class A*	19,983	3,883,096
Twitter, Inc.*	5,510	240,622
VeriSign, Inc.*	797	109,524

		10,244,203

IT Services (0.7%)
Accenture plc, Class A	5,354	875,861
Alliance Data Systems Corp.	398	92,814
Automatic Data Processing, Inc.	3,674	492,830
Broadridge Financial Solutions, Inc.	983	113,143
Cognizant Technology Solutions Corp., Class A	4,885	385,866
DXC Technology Co.	2,363	190,481
Fidelity National Information Services, Inc.	2,763	292,961
Fiserv, Inc.*	3,411	252,721
FleetCor Technologies, Inc.*	747	157,356
Gartner, Inc.*	751	99,808
Global Payments, Inc.	1,318	146,944
International Business Machines Corp.	7,093	990,892
Mastercard, Inc., Class A	7,648	1,502,985
Paychex, Inc.	2,647	180,922
PayPal Holdings, Inc.*	9,292	773,745
Total System Services, Inc.	1,386	117,145
Visa, Inc., Class A	14,883	1,971,253
Western Union Co. (The)	3,820	77,661

		8,715,388

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc. (x)*	6,799	101,917
Analog Devices, Inc.	43,113	4,135,399
Applied Materials, Inc.	38,398	1,773,604
Broadcom, Inc.	3,344	811,388
Intel Corp.	158,807	7,894,296
KLA-Tencor Corp.	1,299	133,186
Lam Research Corp.	1,372	237,150
Microchip Technology, Inc. (x)	1,996	181,536
Micron Technology, Inc.*	9,658	506,465
NVIDIA Corp.	5,053	1,197,056
Qorvo, Inc.*	1,054	84,499
QUALCOMM, Inc.	12,330	691,960
Skyworks Solutions, Inc.	1,523	147,198
Texas Instruments, Inc.	53,168	5,861,772
Xilinx, Inc.	2,165	141,288

		23,898,714

Software (1.5%)
Activision Blizzard, Inc.	6,344	484,174
Adobe Systems, Inc.*	4,109	1,001,815
ANSYS, Inc.*	703	122,449
Autodesk, Inc.*	1,816	238,059
CA, Inc.	2,599	92,654
Cadence Design Systems, Inc.*	2,339	101,302
Citrix Systems, Inc.*	1,073	112,493
Electronic Arts, Inc.*	2,551	359,742
Intuit, Inc.	2,041	416,987
Microsoft Corp.	131,189	12,936,547
Oracle Corp.	24,826	1,093,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Red Hat, Inc.*	1,501	$201,689
salesforce.com, Inc.*	5,872	800,941
Symantec Corp.	5,138	106,100
Synopsys, Inc.*	1,242	106,278
Take-Two Interactive Software, Inc.*	953	112,797

		18,287,861

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	75,992	14,066,879
Hewlett Packard Enterprise Co.	12,721	185,854
HP, Inc.	13,762	312,260
NetApp, Inc.	2,236	175,593
Seagate Technology plc	2,390	134,963
Western Digital Corp.	2,523	195,306
Xerox Corp.	1,729	41,496

		15,112,351

Total Information Technology		79,071,391

Materials (2.3%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	1,842	286,855
Albemarle Corp.	916	86,406
BASF SE	93,000	8,895,868
CF Industries Holdings, Inc.	1,934	85,870
DowDuPont, Inc.	129,308	8,523,983
Eastman Chemical Co.	1,191	119,052
Ecolab, Inc.	2,154	302,271
FMC Corp.	1,113	99,291
International Flavors & Fragrances, Inc.	654	81,070
LyondellBasell Industries NV, Class A	2,681	294,508
Mosaic Co. (The)	2,898	81,289
PPG Industries, Inc.	2,050	212,646
Praxair, Inc.	2,410	381,141
Sherwin-Williams Co. (The)	682	277,963

		19,728,213

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	520	116,131
Vulcan Materials Co.	1,096	141,450

		257,581

Containers & Packaging (0.1%)
Avery Dennison Corp.	732	74,737
Ball Corp.	2,899	103,059
International Paper Co.	3,421	178,166
Packaging Corp. of America	781	87,308
Sealed Air Corp.	1,370	58,157
WestRock Co.	2,110	120,312

		621,739

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	11,162	192,656
Newmont Mining Corp.	4,419	166,641
Nucor Corp.	2,636	164,750
Rio Tinto plc (ADR) (x)	125,000	6,935,000

		7,459,047

Total Materials		28,066,580

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	858	108,254
American Tower Corp. (REIT)	3,669	528,960
Apartment Investment & Management Co. (REIT), Class A	1,305	55,202
AvalonBay Communities, Inc. (REIT)	1,144	196,642
Boston Properties, Inc. (REIT)	1,279	160,412
Crown Castle International Corp. (REIT)	3,430	369,823
Digital Realty Trust, Inc. (REIT)	1,702	189,909
Duke Realty Corp. (REIT)	2,962	85,987
Equinix, Inc. (REIT)	663	285,017
Equity Residential (REIT)	3,046	194,000
Essex Property Trust, Inc. (REIT)	547	130,771
Extra Space Storage, Inc. (REIT)	1,044	104,202
Federal Realty Investment Trust (REIT)	602	76,183
GGP, Inc. (REIT)	5,178	105,787
HCP, Inc. (REIT)	3,895	100,569
Host Hotels & Resorts, Inc. (REIT)	246,147	5,186,317
Iron Mountain, Inc. (REIT)	2,344	82,063
Kimco Realty Corp. (REIT)	3,531	59,992
Macerich Co. (The) (REIT)	874	49,669
Mid-America Apartment Communities, Inc. (REIT)	942	94,831
Prologis, Inc. (REIT)	4,505	295,933
Public Storage (REIT)	1,240	281,306
Realty Income Corp. (REIT)	2,335	125,600
Regency Centers Corp. (REIT)	1,225	76,048
SBA Communications Corp. (REIT)*	937	154,717
Simon Property Group, Inc. (REIT)	2,576	438,409
SL Green Realty Corp. (REIT)	755	75,900
UDR, Inc. (REIT)	2,232	83,789
Ventas, Inc. (REIT)	2,951	168,059
Vornado Realty Trust (REIT)	1,429	105,632
Welltower, Inc. (REIT)	3,069	192,396
Weyerhaeuser Co. (REIT)	6,262	228,313

		10,390,692

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,505	119,589

Total Real Estate		10,510,281

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	60,528	1,943,554
BCE, Inc.	50,000	2,024,874
CenturyLink, Inc.	8,392	156,427
Verizon Communications, Inc.	194,459	9,783,232

		13,908,087

Total Telecommunication Services		13,908,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (3.6%)
Electric Utilities (1.9%)
Alliant Energy Corp.	1,933	$81,804
American Electric Power Co., Inc.	4,167	288,565
Duke Energy Corp.	75,370	5,960,260
Edison International	2,699	170,766
Entergy Corp.	1,495	120,781
Evergy, Inc.	2,251	126,394
Eversource Energy	2,623	153,734
Exelon Corp.	8,105	345,273
FirstEnergy Corp.	3,702	132,939
NextEra Energy, Inc.	3,937	657,597
PG&E Corp.	4,400	187,264
Pinnacle West Capital Corp.	927	74,679
PPL Corp.	5,754	164,277
Southern Co. (The)	246,456	11,413,377
Xcel Energy, Inc.	59,214	2,704,895

		22,582,605

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,427	72,776
NRG Energy, Inc.	2,494	76,566

		149,342

Multi-Utilities (1.7%)
Ameren Corp.	2,012	122,430
CenterPoint Energy, Inc.	3,582	99,257
CMS Energy Corp.	2,341	110,683
Consolidated Edison, Inc.	2,567	200,175
Dominion Energy, Inc.	163,712	11,161,884
DTE Energy Co.	1,545	160,108
NiSource, Inc.	2,826	74,267
Public Service Enterprise Group, Inc.	4,197	227,226
SCANA Corp.	1,165	44,876
Sempra Energy	77,168	8,959,976
WEC Energy Group, Inc.	2,622	169,512

		21,330,394

Water Utilities (0.0%)
American Water Works Co., Inc.	1,478	126,192

Total Utilities		44,188,533

Total Common Stocks (37.9%) (Cost $307,586,297)		466,137,484

SHORT-TERM INVESTMENTS:
Investment Company (7.5%)
JPMorgan Prime Money Market Fund, IM Shares	91,091,104	91,109,322

	Principal Amount	Value (Note 1)

Repurchase Agreements (4.1%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $3,000,530, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $3,060,000. (xx)	$3,000,000	3,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $10,001,658, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $10,200,003. (xx)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $4,001,696, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $4,217,150. (xx)	4,000,000	4,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $800,133, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $816,006. (xx)	800,000	800,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,300,217, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,326,001. (xx)	1,300,000	1,300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,400,233, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,428,004. (xx)	1,400,000	1,400,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $2,100,383, collateralized by various Common Stocks; total market value $2,335,610. (xx)	$2,100,000	$2,100,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $558,405, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $569,738. (xx)	558,312	558,312
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $6,001,050, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $6,120,091. (xx)	6,000,000	6,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $6,001,040, collateralized by various Common Stocks; total market value $6,677,347. (xx)	6,000,000	6,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $5,801,005, collateralized by various Common Stocks; total market value $6,454,769. (xx)	5,800,000	5,800,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $4,001,641, collateralized by various Common Stocks; total market value $4,451,565. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $6,002,252, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $6,120,000. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		50,958,312

Total Short-Term Investments (11.6%) (Cost $142,074,369)		142,067,634

Total Investments in Securities (99.0%) (Cost $1,063,553,098)		1,216,872,940
Other Assets Less Liabilities (1.0%)		12,429,976

Net Assets (100%)		$1,229,302,916

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $91,802,338 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $8,849,034 or 0.7% of net assets.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $146,781 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $50,004,457. This was secured by cash collateral of $50,958,312 which was subsequently invested in joint repurchase agreements with a total value of $50,958,312, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $146,106 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/46.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2018.

Glossary:

ADR	— American Depositary Receipt
AGM	— Insured by Assured Guaranty Municipal Corp.
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,023	607,205	—	(88,708)	50,638	(58,617)	510,518	6,350	—
PNC Financial Services Group, Inc. (The)	3,902	652,335	—	(97,148)	70,515	(98,542)	527,160	6,348	—

Total		1,259,540	—	(185,856)	121,153	(157,159)	1,037,678	12,698	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	873	9/2018	USD	118,797,840	(2,519,043)

					(2,519,043)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$143,765	$—	$143,765
Common Stocks
Consumer Discretionary	46,319,029	3,830,658	—	50,149,687
Consumer Staples	35,334,788	3,106,130	—	38,440,918
Energy	45,907,774	—	—	45,907,774
Financials	59,961,673	—	—	59,961,673
Health Care	55,376,478	6,592,947	—	61,969,425
Industrials	33,463,447	—	499,688	33,963,135
Information Technology	79,071,391	—	—	79,071,391
Materials	19,170,712	8,895,868	—	28,066,580
Real Estate	10,510,281	—	—	10,510,281
Telecommunication Services	13,908,087	—	—	13,908,087
Utilities	44,188,533	—	—	44,188,533
Convertible Bonds
Energy	—	3,149,216	—	3,149,216
Health Care	—	6,247,730	—	6,247,730
Convertible Preferred Stocks
Financials	1,385,406	—	—	1,385,406
Utilities	3,712,000	—	—	3,712,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Consumer Discretionary	$—	$37,831,657	$—	$37,831,657
Consumer Staples	—	12,005,308	—	12,005,308
Energy	—	50,679,826	—	50,679,826
Financials	—	63,822,092	—	63,822,092
Health Care	—	72,807,778	—	72,807,778
Industrials	—	12,572,427	—	12,572,427
Information Technology	—	15,836,043	—	15,836,043
Materials	—	7,620,361	—	7,620,361
Real Estate	—	7,512,903	—	7,512,903
Telecommunication Services	—	25,611,032	—	25,611,032
Utilities	—	14,978,687	—	14,978,687
Foreign Government Securities	—	7,156,883	—	7,156,883
Loan Participations
Consumer Discretionary	—	9,792,446	—	9,792,446
Consumer Staples	—	1,490,243	—	1,490,243
Health Care	—	2,991,808	—	2,991,808
Industrials	—	1,763,576	—	1,763,576
Information Technology	—	5,134,736	—	5,134,736
Telecommunication Services	—	2,204,025	—	2,204,025
Utilities	—	2,964,963	—	2,964,963
Municipal Bonds	—	122,207	—	122,207
Short-Term Investments
Investment Company	91,109,322	—	—	91,109,322
Repurchase Agreements	—	50,958,312	—	50,958,312
Supranational	—	7,665,486	—	7,665,486
U.S. Government Agency Securities	—	8,260,832	—	8,260,832
U.S. Treasury Obligations	—	223,204,386	—	223,204,386

Total Assets	$539,418,921	$676,954,331	$499,688	$1,216,872,940

Liabilities:
Futures	$(2,519,043)	$—	$—	$(2,519,043)

Total Liabilities	$(2,519,043)	$—	$—	$(2,519,043)

Total	$536,899,878	$676,954,331	$499,688	$1,214,353,897

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,519,043	)*

Total		$(2,519,043)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Interest rate contracts	$247	$247
Equity contracts	2,983,552	2,983,552

Total	$2,983,799	$2,983,799

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(3,798,556)	$(3,798,556)

Total	$(3,798,556)	$(3,798,556)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $121,946,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$160,017,139
Long-term U.S. government debt securities	78,342,295

$238,359,434

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$236,132,868
Long-term U.S. government debt securities	23,534,926

$259,667,794

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,778,456
Aggregate gross unrealized depreciation	(33,584,187)

Net unrealized appreciation	$149,194,269

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,065,159,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $362,250)	$1,037,678
Unaffiliated Issuers (Cost $1,012,232,536)	1,164,876,950
Repurchase Agreements (Cost $50,958,312)	50,958,312
Cash	63,081,996
Cash held as collateral at broker	4,938,400
Dividends, interest and other receivables	6,812,146
Receivable for securities sold	6,694,290
Receivable from Separate Accounts for Portfolio shares sold	101,878
Due from broker for futures variation margin	92,491
Securities lending income receivable	74,768
Other assets	13,476

Total assets	1,298,682,385

LIABILITIES
Payable for return of collateral on securities loaned	50,958,312
Payable for securities purchased	15,585,360
Due to Custodian	1,206,508
Investment management fees payable	653,439
Payable to Separate Accounts for Portfolio shares redeemed	523,129
Distribution fees payable – Class IB	167,756
Administrative fees payable	124,124
Distribution fees payable – Class IA	3,390
Trustees’ fees payable	335
Accrued expenses	157,116

Total liabilities	69,379,469

NET ASSETS	$1,229,302,916

Net assets were comprised of:
Paid in capital	$1,043,760,923
Accumulated undistributed net investment income (loss)	16,866,477
Accumulated undistributed net realized gain (loss)	17,884,854
Net unrealized appreciation (depreciation)	150,790,662

Net assets	$1,229,302,916

Class IA
Net asset value, offering and redemption price per share, $16,375,461 / 1,447,065 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.32

Class IB
Net asset value, offering and redemption price per share, $807,957,200 / 71,381,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.32

Class K
Net asset value, offering and redemption price per share, $404,970,255 / 35,751,523 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.33

(x)	Includes value of securities on loan of $50,004,457.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$12,915,488
Dividends ($12,698 of dividend income received from affiliates) (net of $137,700 foreign withholding tax)	9,176,016
Securities lending (net)	444,325

Total income	22,535,829

EXPENSES
Investment management fees	4,004,646
Distribution fees – Class IB	1,033,131
Administrative fees	757,025
Printing and mailing expenses	46,647
Professional fees	41,284
Custodian fees	32,728
Distribution fees – Class IA	20,308
Trustees’ fees	13,898
Miscellaneous	29,868

Total expenses	5,979,535

NET INVESTMENT INCOME (LOSS)	16,556,294

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($121,153 of realized gain (loss) from affiliates)	42,636,371
Futures contracts	2,983,799
Foreign currency transactions	14,596

Net realized gain (loss)	45,634,766

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(157,159) of change in unrealized appreciation (depreciation) from affiliates)	(58,722,300)
Futures contracts	(3,798,556)
Foreign currency translations	(18,737)

Net change in unrealized appreciation (depreciation)	(62,539,593)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,904,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(348,533)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,556,294	$33,010,831
Net realized gain (loss)	45,634,766	57,733,806
Net change in unrealized appreciation (depreciation)	(62,539,593)	32,530,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(348,533)	123,275,355

DIVIDENDS:
Dividends from net investment income
Class IA	—	(119,803)
Class IB	—	(21,617,488)
Class K	—	(11,491,352)

TOTAL DIVIDENDS	—	(33,228,643)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 26,812 and 1,113,653 shares, respectively ]	301,654	12,596,696
Capital shares issued in reinvestment of dividends [ 0 and 10,649 shares, respectively ]	—	119,803
Capital shares repurchased [ (35,469) and (80,765) shares, respectively ]	(400,785)	(897,284)

Total Class IA transactions	(99,131)	11,819,215

Class IB
Capital shares sold [ 884,824 and 4,681,135 shares, respectively ]	9,992,681	51,590,626
Capital shares issued in reinvestment of dividends [ 0 and 1,921,072 shares, respectively ]	—	21,617,488
Capital shares repurchased [ (5,747,516) and (11,663,277) shares, respectively ]	(64,966,584)	(129,262,517)

Total Class IB transactions	(54,973,903)	(56,054,403)

Class K
Capital shares sold [ 927,599 and 2,326,853 shares, respectively ]	10,348,415	25,689,776
Capital shares issued in reinvestment of dividends [ 0 and 1,021,824 shares, respectively ]	—	11,491,352
Capital shares repurchased [ (2,051,502) and (4,077,042) shares, respectively ]	(23,198,675)	(45,449,136)

Total Class K transactions	(12,850,260)	(8,268,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(67,923,294)	(52,503,196)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,271,827)	37,543,516
NET ASSETS:
Beginning of period	1,297,574,743	1,260,031,227

End of period (a)	$1,229,302,916	$1,297,574,743

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,866,477	$310,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.32	$10.56	$9.80	$10.36	$9.98	$8.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.27	0.26	0.23	0.24	0.23
Net realized and unrealized gain (loss)	(0.14)	0.78	0.76	(0.54)	0.38	1.06

Total from investment operations	— #	1.05	1.02	(0.31)	0.62	1.29

Less distributions:
Dividends from net investment income	—	(0.29)	(0.26)	(0.25)	(0.24)	(0.23)

Net asset value, end of period	$11.32	$11.32	$10.56	$9.80	$10.36	$9.98

Total return (b)	0.00%‡‡	9.97%	10.43%	(3.01)%	6.21%	14.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,375	$16,485	$4,353	$3,657	$3,905	$2,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04%	1.04%	1.04%	1.03%	1.04%	1.07%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.04%	1.03%	1.04%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.05%	1.03%	1.04%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.56%	2.47%	2.49%	2.27%	2.31%	2.40%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.56%	2.47%	2.49%	2.27%	2.31%	2.40%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.56%	2.47%	2.49%	2.27%	2.31%	2.40%
Portfolio turnover rate (z)^	22%	21%	24%	27%	25%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.33	$10.56	$9.80	$10.36	$9.98	$8.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.28	0.26	0.23	0.24	0.23
Net realized and unrealized gain (loss)	(0.15)	0.78	0.76	(0.54)	0.38	1.06

Total from investment operations	(0.01)	1.06	1.02	(0.31)	0.62	1.29

Less distributions:
Dividends from net investment income	—	(0.29)	(0.26)	(0.25)	(0.24)	(0.23)

Net asset value, end of period	$11.32	$11.33	$10.56	$9.80	$10.36	$9.98

Total return (b)	(0.09)%	10.07%	10.43%	(3.01)%	6.21%	14.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$807,957	$863,610	$858,742	$833,107	$971,028	$855,653
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04%	1.04%	1.04%	1.03%	1.04%	1.07%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.04%	1.03%	1.04%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.05%	1.03%	1.04%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.56%	2.49%	2.50%	2.27%	2.32%	2.41%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.56%	2.49%	2.50%	2.27%	2.32%	2.41%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.56%	2.49%	2.49%	2.27%	2.32%	2.41%
Portfolio turnover rate (z)^	22%	21%	24%	27%	25%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.32	$10.56	$9.80	$10.36	$9.98	$8.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.30	0.28	0.26	0.27	0.25
Net realized and unrealized gain (loss)	(0.15)	0.78	0.77	(0.55)	0.38	1.07

Total from investment operations	0.01	1.08	1.05	(0.29)	0.65	1.32

Less distributions:
Dividends from net investment income	—	(0.32)	(0.29)	(0.27)	(0.27)	(0.26)

Net asset value, end of period	$11.33	$11.32	$10.56	$9.80	$10.36	$9.98

Total return (b)	0.09%	10.23%	10.72%	(2.76)%	6.48%	14.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$404,970	$417,480	$396,937	$431,785	$481,055	$493,878
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.79%	0.79%	0.79%	0.78%	0.79%	0.82%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.79%	0.79%	0.78%	0.79%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.79%	0.80%	0.78%	0.79%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.82%	2.74%	2.75%	2.52%	2.58%	2.66%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.82%	2.74%	2.75%	2.52%	2.58%	2.66%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.82%	2.74%	2.75%	2.52%	2.58%	2.66%
Portfolio turnover rate (z)^	22%	21%	24%	27%	25%	20%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	20.3%
Industrials	17.1
Information Technology	11.8
Consumer Discretionary	9.0
Health Care	7.2
Investment Company	6.8
Real Estate	6.0
Repurchase Agreements	5.9
Energy	5.9
Materials	5.2
Consumer Staples	3.3
Utilities	3.1
Telecommunication Services	0.3
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,047.27	$5.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,047.21	5.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,048.41	4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	6,286	$97,810
Cooper Tire & Rubber Co.	2,796	73,535
Cooper-Standard Holdings, Inc.*	1,014	132,499
Dana, Inc.	8,269	166,951
Dorman Products, Inc.*	1,522	103,968
Fox Factory Holding Corp.*	2,038	94,869
Gentex Corp.	3,900	89,778
Gentherm, Inc.*	2,075	81,548
LCI Industries	14,736	1,328,449
Modine Manufacturing Co.*	2,766	50,480
Motorcar Parts of America, Inc. (x)*	1,166	21,816
Shiloh Industries, Inc.*	902	7,847
Standard Motor Products, Inc.	1,181	57,090
Stoneridge, Inc.*	1,563	54,924
Superior Industries International, Inc.	1,368	24,487
Tenneco, Inc.	2,884	126,781
Tower International, Inc.	1,140	36,252

		2,549,084

Automobiles (0.5%)
Thor Industries, Inc.	14,384	1,400,858
Winnebago Industries, Inc.	1,724	69,994

		1,470,852

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,472	56,115
Funko, Inc., Class A (x)*	453	5,685
Weyco Group, Inc.	308	11,211

		73,011

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	3,336	160,462
American Public Education, Inc.*	848	35,701
Cambium Learning Group, Inc.*	911	10,158
Capella Education Co.	655	64,649
Career Education Corp.*	3,831	61,947
Carriage Services, Inc.	817	20,057
Chegg, Inc.*	6,016	167,185
Houghton Mifflin Harcourt Co.*	6,063	46,382
K12, Inc.*	2,202	36,047
Laureate Education, Inc., Class A*	2,871	41,141
Regis Corp.*	2,024	33,477
Sotheby’s*	2,101	114,168
Strayer Education, Inc.	610	68,936
Weight Watchers International, Inc.*	2,181	220,498

		1,080,808

Hotels, Restaurants & Leisure (2.7%)
BBX Capital Corp. (x)	3,675	33,185
Belmond Ltd., Class A*	5,060	56,419
Biglari Holdings, Inc., Class A*	5	4,750
BJ’s Restaurants, Inc.	1,173	70,380
Bloomin’ Brands, Inc.	4,749	95,455
Bluegreen Vacations Corp. (x)	416	9,901
Bojangles’, Inc.*	1,066	15,350

Boyd Gaming Corp.	4,670	161,862
Brinker International, Inc. (x)	83,691	3,983,691
Carrols Restaurant Group, Inc.*	1,967	29,210
Century Casinos, Inc.*	1,315	11,506
Cheesecake Factory, Inc. (The)	2,420	133,245
Churchill Downs, Inc.	669	198,359
Chuy’s Holdings, Inc.*	932	28,612
Cracker Barrel Old Country Store, Inc. (x)	1,090	170,269
Dave & Buster’s Entertainment, Inc.*	2,217	105,529
Del Frisco’s Restaurant Group, Inc.*	1,214	15,296
Del Taco Restaurants, Inc.*	1,764	25,014
Denny’s Corp.*	3,670	58,463
Dine Brands Global, Inc.	944	70,611
Drive Shack, Inc.*	3,858	29,784
El Pollo Loco Holdings, Inc.*	1,270	14,478
Eldorado Resorts, Inc. (x)*	3,728	145,765
Empire Resorts, Inc. (x)*	191	3,782
Fiesta Restaurant Group, Inc.*	1,345	38,602
Golden Entertainment, Inc.*	989	26,693
Habit Restaurants, Inc. (The), Class A*	1,252	12,520
ILG, Inc.	5,965	197,024
International Speedway Corp., Class A	1,379	61,641
J Alexander’s Holdings, Inc.*	624	6,958
Jack in the Box, Inc.	1,670	142,150
Lindblad Expeditions Holdings, Inc.*	1,239	16,417
Marriott Vacations Worldwide Corp.	1,218	137,585
Monarch Casino & Resort, Inc.*	642	28,280
Nathan’s Famous, Inc.	191	17,973
Noodles & Co. (x)*	699	8,598
OBH, Inc.*	56	10,275
Papa John’s International, Inc.	1,287	65,277
Penn National Gaming, Inc.*	4,728	158,814
Pinnacle Entertainment, Inc.*	2,933	98,930
Planet Fitness, Inc., Class A*	5,004	219,876
PlayAGS, Inc.*	901	24,390
Potbelly Corp.*	1,493	19,334
RCI Hospitality Holdings, Inc.	548	17,344
Red Lion Hotels Corp.*	845	9,844
Red Robin Gourmet Burgers, Inc.*	757	35,276
Red Rock Resorts, Inc., Class A	3,943	132,091
Ruth’s Hospitality Group, Inc.	1,611	45,189
Scientific Games Corp., Class A*	3,110	152,857
SeaWorld Entertainment, Inc. (x)*	3,118	68,035
Shake Shack, Inc., Class A (x)*	1,394	92,255
Sonic Corp. (x)	1,968	67,739
Speedway Motorsports, Inc.	644	11,180
Texas Roadhouse, Inc.	3,832	251,034
Town Sports International Holdings, Inc. (x)*	797	11,596
Wingstop, Inc.	1,647	85,842
Zoe’s Kitchen, Inc. (x)*	1,229	11,995

		7,754,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Household Durables (0.8%)
AV Homes, Inc.*	641	$13,717
Bassett Furniture Industries, Inc.	580	15,979
Beazer Homes USA, Inc.*	1,767	26,063
Cavco Industries, Inc.*	476	98,841
Century Communities, Inc.*	1,432	45,180
Ethan Allen Interiors, Inc.	1,462	35,819
Flexsteel Industries, Inc.	465	18,554
GoPro, Inc., Class A (x)*	6,437	41,454
Green Brick Partners, Inc.*	1,435	14,063
Hamilton Beach Brands Holding Co., Class A	356	10,342
Helen of Troy Ltd.*	1,512	148,856
Hooker Furniture Corp.	657	30,813
Hovnanian Enterprises, Inc., Class A*	6,749	11,001
Installed Building Products, Inc.*	1,204	68,086
iRobot Corp. (x)*	1,527	115,701
KB Home	4,899	133,449
La-Z-Boy, Inc.	7,994	244,616
LGI Homes, Inc. (x)*	1,045	60,328
Lifetime Brands, Inc.	653	8,260
M/I Homes, Inc.*	15,520	410,970
M.D.C. Holdings, Inc.	2,571	79,110
Meritage Homes Corp.*	2,186	96,075
New Home Co., Inc. (The)*	641	6,391
PICO Holdings, Inc.*	1,387	16,159
Roku, Inc. (x)*	2,452	104,504
Skyline Champion Corp. (x)	385	13,490
Taylor Morrison Home Corp., Class A*	6,335	131,641
TopBuild Corp.*	2,003	156,915
TRI Pointe Group, Inc.*	8,542	139,747
Tupperware Brands Corp.	2,912	120,091
Turtle Beach Corp. (x)*	437	8,880
Universal Electronics, Inc.*	827	27,332
Vuzix Corp. (x)*	1,226	9,134
William Lyon Homes, Class A*	1,837	42,618
ZAGG, Inc.*	1,535	26,556

		2,530,735

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	19,264
Duluth Holdings, Inc., Class B (x)*	607	14,441
Fluent, Inc. (x)*	928	2,274
Gaia, Inc.*	619	12,535
Groupon, Inc.*	24,954	107,302
Lands’ End, Inc.*	696	19,418
Liberty Expedia Holdings, Inc., Class A*	3,076	135,159
Liberty TripAdvisor Holdings, Inc., Class A*	4,258	68,554
Nutrisystem, Inc.	1,711	65,874
Overstock.com, Inc. (x)*	1,172	39,438
PetMed Express, Inc. (x)	1,129	49,732
Shutterfly, Inc.*	1,868	168,176

		702,167

Leisure Products (0.1%)
Acushnet Holdings Corp.	1,952	47,746
American Outdoor Brands Corp. (x)*	3,033	36,487

Callaway Golf Co.	5,296	100,465
Clarus Corp.*	1,226	10,115
Escalade, Inc.	668	9,419
Johnson Outdoors, Inc., Class A	280	23,668
Malibu Boats, Inc., Class A*	1,146	48,063
Marine Products Corp.	412	7,325
MCBC Holdings, Inc.*	1,035	29,963
Nautilus, Inc.*	1,737	27,271
Sturm Ruger & Co., Inc. (x)	954	53,424
Vista Outdoor, Inc.*	3,250	50,343

		444,289

Media (0.7%)
AMC Entertainment Holdings, Inc., Class A (x)	3,067	48,765
Beasley Broadcast Group, Inc., Class A	300	3,360
Boston Omaha Corp., Class A*	279	5,879
Central European Media Enterprises Ltd., Class A*	4,127	17,127
Clear Channel Outdoor Holdings, Inc., Class A	2,277	9,791
Daily Journal Corp. (x)*	60	13,812
Emerald Expositions Events, Inc.	1,399	28,819
Entercom Communications Corp., Class A (x)	7,294	55,070
Entravision Communications Corp., Class A	4,130	20,650
Eros International plc*	1,697	22,061
EW Scripps Co. (The), Class A	2,623	35,122
Gannett Co., Inc.	6,172	66,040
Gray Television, Inc.*	4,491	70,958
Hemisphere Media Group, Inc.*	983	12,877
IMAX Corp.*	3,014	66,760
Liberty Latin America Ltd., Class A*	2,452	46,882
Liberty Latin America Ltd., Class C*	6,415	124,323
Liberty Media Corp.-Liberty Braves, Class A*	566	14,552
Liberty Media Corp.-Liberty Braves, Class C*	2,059	53,246
LiveXLive Media, Inc. (x)*	1,529	8,822
Loral Space & Communications, Inc.*	765	28,764
Marcus Corp. (The)	1,095	35,588
MDC Partners, Inc., Class A*	3,284	15,106
Meredith Corp. (x)	2,240	114,240
MSG Networks, Inc., Class A*	3,448	82,580
National CineMedia, Inc.	4,364	36,658
New Media Investment Group, Inc.	3,379	62,444
New York Times Co. (The), Class A (x)	7,431	192,463
Nexstar Media Group, Inc., Class A	2,536	186,142
Reading International, Inc., Class A*	915	14,594
Saga Communications, Inc., Class A	239	9,202
Scholastic Corp.	1,551	68,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Sinclair Broadcast Group, Inc., Class A	4,082	$131,236
TEGNA, Inc.	12,269	133,119
tronc, Inc.*	993	17,159
WideOpenWest, Inc. (x)*	1,658	16,016
World Wrestling Entertainment, Inc., Class A (x)	2,388	173,894

		2,042,846

Multiline Retail (0.1%)
Big Lots, Inc.	2,393	99,980
Dillard’s, Inc., Class A (x)	668	63,126
JC Penney Co., Inc. (x)*	16,971	39,712
Ollie’s Bargain Outlet Holdings, Inc.*	2,807	203,507
Sears Holdings Corp. (x)*	2,298	5,446

		411,771

Specialty Retail (2.3%)
Aaron’s, Inc.	3,980	172,931
Abercrombie & Fitch Co., Class A	3,779	92,510
American Eagle Outfitters, Inc.	9,126	212,179
America’s Car-Mart, Inc.*	334	20,675
Asbury Automotive Group, Inc.*	1,151	78,901
Ascena Retail Group, Inc.*	9,877	39,360
At Home Group, Inc.*	1,500	58,725
Barnes & Noble Education, Inc.*	2,098	11,833
Barnes & Noble, Inc.	3,463	21,990
Bed Bath & Beyond, Inc. (x)	7,612	151,669
Big 5 Sporting Goods Corp. (x)	1,296	9,850
Boot Barn Holdings, Inc.*	1,116	23,157
Buckle, Inc. (The)(x)	1,580	42,502
Caleres, Inc.	95,503	3,284,347
Camping World Holdings, Inc., Class A (x)	1,844	46,063
Carvana Co. (x)*	1,612	67,059
Cato Corp. (The), Class A	1,353	33,311
Chico’s FAS, Inc.	7,226	58,820
Children’s Place, Inc. (The)	907	109,566
Citi Trends, Inc.	810	22,226
Conn’s, Inc. (x)*	1,134	37,422
Container Store Group, Inc. (The)*	1,134	9,537
DSW, Inc., Class A	3,888	100,388
Express, Inc.*	4,430	40,535
Five Below, Inc.*	3,092	302,118
Francesca’s Holdings Corp.*	1,992	15,040
GameStop Corp., Class A (x)	5,680	82,758
Genesco, Inc.*	1,034	41,050
GNC Holdings, Inc., Class A*	4,631	16,301
Group 1 Automotive, Inc.	1,139	71,757
Guess?, Inc.	3,318	71,005
Haverty Furniture Cos., Inc.	1,167	25,207
Hibbett Sports, Inc.*	1,139	26,083
Hudson Ltd., Class A*	2,244	39,248
J. Jill, Inc.*	714	6,669
Kirkland’s, Inc.*	868	10,104
Lithia Motors, Inc., Class A	1,341	126,818
Lumber Liquidators Holdings, Inc. (x)*	1,670	40,665
MarineMax, Inc.*	1,283	24,313

Monro, Inc. (x)	1,803	104,754
Murphy USA, Inc.*	1,756	130,453
National Vision Holdings, Inc.*	1,923	70,324
New York & Co., Inc.*	1,568	8,028
Office Depot, Inc.	31,441	80,175
Party City Holdco, Inc. (x)*	1,965	29,966
Pier 1 Imports, Inc.	4,505	10,722
Rent-A-Center, Inc. (x)*	2,428	35,740
RH (x)*	1,111	155,207
Sally Beauty Holdings, Inc. (x)*	6,920	110,928
Shoe Carnival, Inc.	610	19,795
Signet Jewelers Ltd.	3,340	186,204
Sleep Number Corp.*	2,136	61,987
Sonic Automotive, Inc., Class A	1,373	28,284
Sportsman’s Warehouse Holdings, Inc.*	2,254	11,540
Tailored Brands, Inc. (x)	2,812	71,762
Tile Shop Holdings, Inc.	2,301	17,718
Tilly’s, Inc., Class A	807	12,226
Winmark Corp.	138	20,486
Zumiez, Inc.*	944	23,647

		6,834,638

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	3,961	69,753
Culp, Inc.	677	16,620
Deckers Outdoor Corp.*	1,802	203,428
Fossil Group, Inc. (x)*	2,579	69,298
G-III Apparel Group Ltd.*	2,459	109,180
Movado Group, Inc.	881	42,552
Oxford Industries, Inc.	945	78,416
Perry Ellis International, Inc.*	781	21,220
Rocky Brands, Inc. (x)	378	11,340
Steven Madden Ltd.	3,273	173,796
Superior Group of Cos., Inc.	505	10,459
Unifi, Inc.*	931	29,513
Vera Bradley, Inc.*	1,302	18,280
Wolverine World Wide, Inc.	5,216	181,360

		1,035,215

Total Consumer Discretionary		26,929,946

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	475	142,358
Castle Brands, Inc. (x)*	5,361	6,380
Celsius Holdings, Inc. (x)*	1,210	5,566
Coca-Cola Bottling Co. Consolidated	269	36,350
Craft Brew Alliance, Inc.*	776	16,024
MGP Ingredients, Inc. (x)	739	65,631
National Beverage Corp. (x)*	648	69,271
Primo Water Corp.*	1,564	27,354

		368,934

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	1,543	52,771
Chefs’ Warehouse, Inc. (The)*	1,186	33,801
Ingles Markets, Inc., Class A	821	26,108
Natural Grocers by Vitamin Cottage, Inc.*	543	6,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Performance Food Group Co.*	5,757	$211,282
PriceSmart, Inc.	1,254	113,487
Rite Aid Corp. (x)*	59,512	102,956
Smart & Final Stores, Inc.*	1,559	8,652
SpartanNash Co.	2,083	53,158
SUPERVALU, Inc. (x)*	2,220	45,554
United Natural Foods, Inc.*	2,871	122,477
Village Super Market, Inc., Class A	503	14,818
Weis Markets, Inc.	539	28,750

		820,732

Food Products (2.6%)
Alico, Inc.	147	4,660
B&G Foods, Inc. (x)	3,735	111,677
Calavo Growers, Inc. (x)	890	85,574
Cal-Maine Foods, Inc.*	1,773	81,292
Dairy Crest Group plc (x)	277,720	1,799,617
Darling Ingredients, Inc.*	9,271	184,307
Dean Foods Co.	5,176	54,400
Farmer Brothers Co.*	521	15,917
Fresh Del Monte Produce, Inc.	1,749	77,918
Freshpet, Inc. (x)*	1,450	39,803
Hostess Brands, Inc.*	5,582	75,915
J&J Snack Foods Corp.	850	129,600
John B Sanfilippo & Son, Inc.	478	35,587
Lancaster Colony Corp.	1,083	149,909
Landec Corp.*	88,480	1,318,352
Limoneira Co.	594	14,618
Maple Leaf Foods, Inc.	132,999	3,362,785
Sanderson Farms, Inc.	1,158	121,764
Seneca Foods Corp., Class A*	374	10,098
Simply Good Foods Co. (The) (x)*	3,386	48,894
Tootsie Roll Industries, Inc. (x)	920	28,382

		7,751,069

Household Products (0.1%)
Central Garden & Pet Co.*	599	26,045
Central Garden & Pet Co., Class A*	2,013	81,466
HRG Group, Inc.*	6,540	85,609
Oil-Dri Corp. of America	329	13,864
WD-40 Co.	775	113,343

		320,327

Personal Products (0.1%)
Edgewell Personal Care Co.*	3,060	154,407
elf Beauty, Inc. (x)*	1,286	19,599
Inter Parfums, Inc.	1,011	54,089
Medifast, Inc.	662	106,025
Natural Health Trends Corp.	440	11,009
Nature’s Sunshine Products, Inc.*	705	6,592
Revlon, Inc., Class A (x)*	477	8,371
USANA Health Sciences, Inc.*	719	82,901

		442,993

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	6,530	16,064
Alliance One International, Inc.*	464	7,354
Turning Point Brands, Inc.	363	11,580
Universal Corp.	1,398	92,338

Vector Group Ltd.	5,639	107,592

		234,928

Total Consumer Staples		9,938,983

Energy (5.6%)
Energy Equipment & Services (2.9%)
Archrock, Inc.	7,412	88,944
Basic Energy Services, Inc.*	1,076	11,954
Bristow Group, Inc.*	1,866	26,329
C&J Energy Services, Inc.*	3,636	85,810
Cactus, Inc., Class A*	1,508	50,955
CARBO Ceramics, Inc. (x)*	1,258	11,536
Covia Holdings Corp.*	1,786	33,148
Dawson Geophysical Co.*	1,110	8,769
Diamond Offshore Drilling, Inc. (x)*	3,718	77,557
Dril-Quip, Inc.*	2,147	110,356
Era Group, Inc.*	1,246	16,136
Exterran Corp.*	1,815	45,448
Forum Energy Technologies, Inc.*	4,532	55,970
Frank’s International NV (x)	4,100	31,980
FTS International, Inc.*	1,278	18,199
Gulfmark Offshore, Inc. (x)*	200	6,700
Helix Energy Solutions Group, Inc.*	7,905	65,849
Hunting plc*	295,000	3,021,172
Independence Contract Drilling, Inc.*	1,840	7,581
ION Geophysical Corp. (x)*	593	14,410
Keane Group, Inc. (x)*	3,099	42,363
Key Energy Services, Inc.*	627	10,182
Liberty Oilfield Services, Inc., Class A (x)*	831	15,556
Mammoth Energy Services, Inc.*	502	17,048
Matrix Service Co.*	1,452	26,644
McDermott International, Inc.*	10,139	199,231
Natural Gas Services Group, Inc.*	19,065	449,934
NCS Multistage Holdings, Inc. (x)*	682	9,909
Newpark Resources, Inc.*	4,875	52,894
Nine Energy Service, Inc.*	444	14,705
Noble Corp. plc*	14,167	89,677
Ocean Rig UDW, Inc., Class A (x)*	3,086	90,975
Oceaneering International, Inc.	5,577	141,990
Oil States International, Inc.*	91,331	2,931,725
PHI, Inc. (Non-Voting)*	768	7,811
Pioneer Energy Services Corp.*	4,456	26,068
Profire Energy, Inc.*	1,263	4,269
ProPetro Holding Corp.*	3,996	62,657
Quintana Energy Services, Inc.*	531	4,498
RigNet, Inc.*	828	8,528
Rowan Cos. plc, Class A*	7,181	116,476
SEACOR Holdings, Inc.*	927	53,089
SEACOR Marine Holdings, Inc.*	914	21,104
Select Energy Services, Inc., Class A*	2,536	36,848
Smart Sand, Inc. (x)*	1,341	7,121
Solaris Oilfield Infrastructure, Inc., Class A (x)*	1,450	20,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Superior Energy Services, Inc.*	8,640	$84,154
TETRA Technologies, Inc.*	6,540	29,103
Tidewater, Inc. (x)*	1,348	38,998
Unit Corp.*	2,991	76,450
US Silica Holdings, Inc.	4,505	115,733

		8,595,264

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	8,877	25,655
Adams Resources & Energy, Inc.	144	6,192
Alta Mesa Resources, Inc. (x)*	5,397	36,754
Amyris, Inc.*	1,351	8,633
Approach Resources, Inc. (x)*	2,668	6,510
Arch Coal, Inc., Class A	1,085	85,097
Ardmore Shipping Corp.*	1,569	12,866
Bonanza Creek Energy, Inc.*	1,087	41,165
California Resources Corp. (x)*	2,556	116,145
Callon Petroleum Co.*	12,706	136,462
Carrizo Oil & Gas, Inc.*	4,430	123,376
Clean Energy Fuels Corp.*	8,412	31,040
Cloud Peak Energy, Inc.*	4,617	16,113
CONSOL Energy, Inc.*	1,585	60,785
CVR Energy, Inc. (x)	882	32,625
Delek US Holdings, Inc.	4,727	237,154
Denbury Resources, Inc.*	24,861	119,581
DHT Holdings, Inc.	5,202	24,397
Dorian LPG Ltd.*	1,375	10,505
Earthstone Energy, Inc., Class A*	844	7,469
Eclipse Resources Corp.*	5,414	8,662
Energen Corp.*	57,100	4,158,022
Energy Fuels, Inc.*	4,027	9,141
Energy XXI Gulf Coast, Inc.*	1,845	16,310
EP Energy Corp., Class A (x)*	2,429	7,287
Evolution Petroleum Corp.	1,671	16,459
Frontline Ltd. (x)*	4,855	28,353
GasLog Ltd. (x)	2,319	44,293
Golar LNG Ltd.	5,359	157,876
Goodrich Petroleum Corp. (x)*	431	5,331
Green Plains, Inc.	2,309	42,255
Gulfport Energy Corp.*	9,867	124,028
Halcon Resources Corp. (x)*	7,736	33,961
Hallador Energy Co.	929	6,633
HighPoint Resources Corp.*	5,840	35,507
International Seaways, Inc.*	1,245	28,809
Isramco, Inc.*	62	7,620
Jagged Peak Energy, Inc. (x)*	3,621	47,145
Laredo Petroleum, Inc. (x)*	8,869	85,320
Lilis Energy, Inc. (x)*	2,610	13,572
Matador Resources Co.*	5,596	168,160
Midstates Petroleum Co., Inc.*	711	9,677
NACCO Industries, Inc., Class A	221	7,459
Nordic American Tankers Ltd. (x)	7,665	20,542
Northern Oil and Gas, Inc.*	6,069	19,117
Oasis Petroleum, Inc.*	15,235	197,598
Overseas Shipholding Group, Inc., Class A*	3,196	12,400
Panhandle Oil and Gas, Inc., Class A	876	16,732
Par Pacific Holdings, Inc.*	1,681	29,216
PDC Energy, Inc.*	3,722	224,995
Peabody Energy Corp.	4,570	207,844
Penn Virginia Corp. (x)*	702	59,593

Renewable Energy Group, Inc.*	2,135	38,110
Resolute Energy Corp. (x)*	1,212	37,814
REX American Resources Corp.*	352	28,501
Ring Energy, Inc.*	3,225	40,700
Sanchez Energy Corp. (x)*	3,410	15,413
SandRidge Energy, Inc.*	1,748	31,010
Scorpio Tankers, Inc.	16,620	46,702
SemGroup Corp., Class A	4,501	114,325
Ship Finance International Ltd. (x)	4,766	71,252
SilverBow Resources, Inc.*	436	12,592
Southwestern Energy Co.*	33,337	176,686
SRC Energy, Inc.*	13,675	150,699
Talos Energy, Inc.*	1,072	34,443
Teekay Corp.	3,871	30,000
Teekay Tankers Ltd., Class A	9,764	11,424
Tellurian, Inc. (x)*	4,568	38,006
Ultra Petroleum Corp. (x)*	9,098	21,016
Uranium Energy Corp. (x)*	8,362	13,463
W&T Offshore, Inc.*	5,252	37,552
WildHorse Resource Development Corp.*	1,547	39,232
World Fuel Services Corp.	3,791	77,374
Zion Oil & Gas, Inc. (x)*	2,961	12,007

		8,066,762

Total Energy		16,662,026

Financials (20.3%)
Banks (12.1%)
1st Constitution Bancorp (x)	364	8,336
1st Source Corp.	864	46,164
Access National Corp.	27,466	785,528
ACNB Corp.	360	12,258
Allegiance Bancshares, Inc.*	687	29,781
American National Bankshares, Inc.	511	20,440
Ameris Bancorp	2,257	120,411
Ames National Corp.	452	13,944
Arrow Financial Corp.	666	24,242
Atlantic Capital Bancshares, Inc.*	1,417	27,844
Auburn National Bancorporation, Inc. (x)	119	5,904
Banc of California, Inc.	2,441	47,722
BancFirst Corp.	1,029	60,917
Bancorp, Inc. (The)*	2,812	29,414
BancorpSouth Bank	5,439	179,215
Bank of Commerce Holdings	924	11,781
Bank of Marin Bancorp	374	30,238
Bank of NT Butterfield & Son Ltd. (The)	3,005	137,389
Bank of Princeton (The)*	290	9,643
Bankwell Financial Group, Inc.	355	11,413
Banner Corp.	1,846	111,000
Bar Harbor Bankshares	924	27,988
Baycom Corp. (x)*	580	14,355
BCB Bancorp, Inc.	592	8,880
Berkshire Hills Bancorp, Inc.	2,276	92,406
Blue Hills Bancorp, Inc.	1,368	30,370
Boston Private Financial Holdings, Inc.	4,719	75,032
Bridge Bancorp, Inc.	923	33,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Brookline Bancorp, Inc.	4,472	$83,179
Bryn Mawr Bank Corp.	36,080	1,670,504
BSB Bancorp, Inc.*	516	17,750
Business First Bancshares, Inc. (x)	500	13,175
Byline Bancorp, Inc.*	908	20,285
C&F Financial Corp.	197	12,322
Cadence Bancorp	2,706	78,122
Cambridge Bancorp (x)	183	15,837
Camden National Corp.	878	40,133
Capital City Bank Group, Inc.	605	14,296
Capstar Financial Holdings, Inc.*	525	9,728
Carolina Financial Corp.	1,052	45,152
Cathay General Bancorp	4,411	178,601
CB Financial Services, Inc.	246	8,462
CBTX, Inc. (x)	1,042	34,438
CenterState Bank Corp.	4,682	139,617
Central Pacific Financial Corp.	1,462	41,886
Central Valley Community Bancorp	643	13,606
Century Bancorp, Inc., Class A	179	13,676
Chemical Financial Corp.	82,584	4,597,450
Chemung Financial Corp.	185	9,270
Citizens & Northern Corp.	628	16,240
City Holding Co.	855	64,322
Civista Bancshares, Inc.	597	14,471
CNB Financial Corp.	900	27,054
CoBiz Financial, Inc.	2,156	46,311
Codorus Valley Bancorp, Inc.	511	15,677
Columbia Banking System, Inc.	103,955	4,251,759
Community Bank System, Inc.	2,864	169,176
Community Bankers Trust Corp.*	1,280	11,456
Community Financial Corp. (The)	237	8,380
Community Trust Bancorp, Inc.	900	44,955
ConnectOne Bancorp, Inc.	1,613	40,164
County Bancorp, Inc.	279	7,673
Customers Bancorp, Inc.*	1,635	46,401
CVB Financial Corp.	6,003	134,587
Eagle Bancorp, Inc.*	1,809	110,892
Enterprise Bancorp, Inc.	546	22,075
Enterprise Financial Services Corp.	1,280	69,056
Equity Bancshares, Inc., Class A*	744	30,861
Esquire Financial Holdings, Inc. (x)*	263	6,941
Evans Bancorp, Inc.	281	12,954
Farmers & Merchants Bancorp, Inc.	526	21,224
Farmers Capital Bank Corp.	408	21,257
Farmers National Banc Corp.	1,486	23,702
FB Financial Corp.	698	28,423
FCB Financial Holdings, Inc., Class A*	2,403	141,296
Fidelity D&D Bancorp, Inc.	119	7,377
Fidelity Southern Corp.	1,309	33,262
Financial Institutions, Inc.	779	25,629
First Bancorp, Inc.	555	15,662
First Bancorp/NC	1,629	66,642
First Bancorp/PR*	12,061	92,267
First Bancshares, Inc. (The)	672	24,158
First Bank	684	9,508
First Busey Corp.	2,496	79,173

First Business Financial Services, Inc.	396	10,296
First Choice Bancorp (x)	333	10,176
First Commonwealth Financial Corp.	5,664	87,849
First Community Bancshares, Inc.	979	31,191
First Community Corp. (x)	379	9,513
First Connecticut Bancorp, Inc.	801	24,511
First Financial Bancorp	5,420	166,123
First Financial Bankshares, Inc. (x)	3,695	188,076
First Financial Corp.	740	33,559
First Financial Northwest, Inc.	529	10,326
First Foundation, Inc.*	1,841	34,132
First Guaranty Bancshares, Inc. (x)	253	6,583
First Horizon National Corp.	222,600	3,971,183
First Internet Bancorp	490	16,709
First Interstate BancSystem, Inc., Class A	1,901	80,222
First Merchants Corp.	2,810	130,384
First Mid-Illinois Bancshares, Inc.	622	24,445
First Midwest Bancorp, Inc.	5,822	148,286
First Northwest Bancorp*	672	10,732
First of Long Island Corp. (The)	68,867	1,711,345
First United Corp. (x)	364	7,444
Flushing Financial Corp.	1,549	40,429
FNB Bancorp	313	11,478
Franklin Financial Network, Inc.*	733	27,561
Fulton Financial Corp.	9,815	161,948
German American Bancorp, Inc.	14,778	529,791
Glacier Bancorp, Inc.	64,037	2,476,950
Great Southern Bancorp, Inc.	612	35,006
Great Western Bancorp, Inc.	3,374	141,674
Green Bancorp, Inc.	1,273	27,497
Guaranty Bancorp	1,447	43,121
Guaranty Bancshares, Inc.	424	13,967
Hancock Whitney Corp.	4,830	225,320
Hanmi Financial Corp.	1,654	46,891
HarborOne Bancorp, Inc.*	730	13,826
Heartland Financial USA, Inc.	1,664	91,270
Heritage Commerce Corp.	2,224	37,786
Heritage Financial Corp.	1,910	66,564
Hilltop Holdings, Inc.	4,213	92,981
Home BancShares, Inc.	9,032	203,762
HomeTrust Bancshares, Inc.*	944	26,574
Hope Bancorp, Inc.	7,438	132,620
Horizon Bancorp, Inc.	1,968	40,718
Howard Bancorp, Inc.*	723	13,014
IBERIABANK Corp.	3,186	241,499
Independent Bank Corp./MA	1,550	121,520
Independent Bank Corp./MI	1,228	31,314
Independent Bank Group, Inc.	1,205	80,494
International Bancshares Corp.	3,151	134,863
Investar Holding Corp.	499	13,797
Investors Bancorp, Inc.	14,356	183,613
Lakeland Bancorp, Inc.	2,394	47,521
Lakeland Financial Corp.	58,946	2,840,607
LCNB Corp.	509	10,027
LegacyTexas Financial Group, Inc.	2,683	104,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Level One Bancorp, Inc.	94	$2,555
Live Oak Bancshares, Inc.	1,443	44,228
Macatawa Bank Corp.	1,606	19,497
MB Financial, Inc.	4,703	219,630
MBT Financial Corp.	1,098	11,694
Mercantile Bank Corp.	907	33,523
Metropolitan Bank Holding Corp.*	363	19,050
Mid Penn Bancorp, Inc. (x)	190	6,631
Middlefield Banc Corp.	160	8,112
Midland States Bancorp, Inc.	1,180	40,427
MidSouth Bancorp, Inc.	812	10,759
MidWestOne Financial Group, Inc.	687	23,207
MutualFirst Financial, Inc.	314	11,854
MVB Financial Corp.	422	7,617
National Bank Holdings Corp., Class A	1,621	62,554
National Bankshares, Inc.	370	17,168
National Commerce Corp.*	820	37,966
NBT Bancorp, Inc.	2,453	93,582
Nicolet Bankshares, Inc.*	465	25,626
Northeast Bancorp	384	8,371
Northrim Bancorp, Inc.	408	16,136
Norwood Financial Corp.	351	12,643
Oak Valley Bancorp	287	6,564
OFG Bancorp	2,477	34,802
Ohio Valley Banc Corp. (x)	244	12,798
Old Line Bancshares, Inc.	860	30,023
Old National Bancorp	8,619	160,313
Old Second Bancorp, Inc.	1,744	25,114
Opus Bank	1,134	32,546
Origin Bancorp, Inc.	916	37,501
Orrstown Financial Services, Inc.	426	11,076
Pacific Mercantile Bancorp*	905	8,824
Pacific Premier Bancorp, Inc.*	2,582	98,503
Park National Corp.	772	86,016
Parke Bancorp, Inc.	374	8,833
Peapack Gladstone Financial Corp.	996	34,452
Penns Woods Bancorp, Inc.	316	14,150
Peoples Bancorp of North Carolina, Inc.	278	8,904
Peoples Bancorp, Inc.	32,527	1,228,870
Peoples Financial Services Corp.	377	17,727
People’s Utah Bancorp	872	31,130
Preferred Bank	792	48,676
Premier Financial Bancorp, Inc.	695	12,976
QCR Holdings, Inc.	724	34,354
RBB Bancorp	763	24,508
Reliant Bancorp, Inc.	556	15,596
Renasant Corp.	2,754	125,362
Republic Bancorp, Inc., Class A	541	24,507
Republic First Bancorp, Inc.*	2,994	23,503
S&T Bancorp, Inc.	1,955	84,534
Sandy Spring Bancorp, Inc.	1,973	80,913
SB One Bancorp	328	9,742
Seacoast Banking Corp. of Florida*	2,604	82,234
Select Bancorp, Inc. (x)*	415	5,590
ServisFirst Bancshares, Inc.	2,630	109,750

Shore Bancshares, Inc.	753	14,322
Sierra Bancorp	784	22,140
Simmons First National Corp., Class A	5,137	153,596
SmartFinancial, Inc.*	621	15,997
South State Corp.	2,083	179,659
Southern First Bancshares, Inc.*	356	15,735
Southern National Bancorp of Virginia, Inc.	1,037	18,500
Southside Bancshares, Inc.	1,884	63,453
State Bank Financial Corp.	2,163	72,244
Stock Yards Bancorp, Inc.	1,219	46,505
Summit Financial Group, Inc.	665	17,849
Tompkins Financial Corp.	841	72,225
Towne Bank	3,759	120,664
TriCo Bancshares	1,202	45,015
TriState Capital Holdings, Inc.*	1,362	35,548
Triumph Bancorp, Inc.*	1,352	55,094
Trustmark Corp.	3,893	127,029
UMB Financial Corp.	2,576	196,368
Union Bankshares Corp.	3,722	144,711
Union Bankshares, Inc. (x)	232	12,041
United Bankshares, Inc.	5,761	209,700
United Community Banks, Inc.	4,441	136,205
United Security Bancshares	771	8,635
Unity Bancorp, Inc.	453	10,306
Univest Corp. of Pennsylvania	1,585	43,588
Valley National Bancorp	18,308	222,625
Veritex Holdings, Inc.*	1,285	39,925
Washington Trust Bancorp, Inc.	14,425	838,093
WesBanco, Inc.	2,537	114,266
West Bancorporation, Inc.	914	22,987
Westamerica Bancorp (x)	1,486	83,974

		36,290,270

Capital Markets (0.5%)
Arlington Asset Investment Corp., Class A (x)	1,680	17,321
Artisan Partners Asset Management, Inc., Class A	2,825	85,174
Ashford, Inc.	45	2,916
Associated Capital Group, Inc., Class A (x)	292	11,081
B. Riley Financial, Inc.	1,129	25,459
BrightSphere Investment Group plc	4,769	68,006
Cohen & Steers, Inc.	1,325	55,266
Cowen, Inc. (x)*	1,617	22,395
Diamond Hill Investment Group, Inc.	207	40,247
Donnelley Financial Solutions, Inc.*	1,849	32,117
Federated Investors, Inc., Class B	2,958	68,981
Financial Engines, Inc.	3,606	161,909
GAIN Capital Holdings, Inc. (x)	1,635	12,344
GAMCO Investors, Inc., Class A	298	7,974
Greenhill & Co., Inc.	1,325	37,630
Hamilton Lane, Inc., Class A	874	41,926
Houlihan Lokey, Inc.	1,742	89,225
INTL. FCStone, Inc.*	898	46,436
Investment Technology Group, Inc.	1,912	39,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Ladenburg Thalmann Financial Services, Inc.	5,897	$20,050
Moelis & Co., Class A	2,252	132,080
Oppenheimer Holdings, Inc., Class A	526	14,728
Piper Jaffray Cos.	840	64,554
PJT Partners, Inc., Class A	1,147	61,238
Pzena Investment Management, Inc., Class A	837	7,709
Safeguard Scientifics, Inc.*	1,130	14,464
Siebert Financial Corp. (x)*	323	3,366
Silvercrest Asset Management Group, Inc., Class A	414	6,748
Stifel Financial Corp.	3,966	207,224
Virtus Investment Partners, Inc.	407	52,076
Waddell & Reed Financial, Inc., Class A	4,626	83,129
Westwood Holdings Group, Inc.	498	29,651
WisdomTree Investments, Inc.	6,253	56,777

		1,620,200

Consumer Finance (0.3%)
Curo Group Holdings Corp.*	456	11,377
Elevate Credit, Inc.*	1,202	10,169
Encore Capital Group, Inc. (x)*	1,487	54,424
Enova International, Inc.*	1,887	68,970
EZCORP, Inc., Class A (x)*	2,869	34,571
FirstCash, Inc.	2,551	229,208
Green Dot Corp., Class A*	2,709	198,815
LendingClub Corp.*	18,022	68,303
Nelnet, Inc., Class A	1,065	62,207
PRA Group, Inc.*	2,526	97,377
Regional Management Corp.*	516	18,070
World Acceptance Corp.*	344	38,187

		891,678

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,651	40,631
Cannae Holdings, Inc.*	3,872	71,825
FGL Holdings (x)*	8,046	67,506
Marlin Business Services Corp.	475	14,179
On Deck Capital, Inc.*	2,999	20,993
Tiptree, Inc.	1,537	10,452

		225,586

Insurance (5.7%)
Ambac Financial Group, Inc.*	2,395	47,541
American Equity Investment Life Holding Co.	5,078	182,808
AMERISAFE, Inc.	1,037	59,887
AmTrust Financial Services, Inc.	6,287	91,602
Argo Group International Holdings Ltd.	1,871	108,799
Aspen Insurance Holdings Ltd.	9,600	390,720
Baldwin & Lyons, Inc., Class B	592	14,445
Citizens, Inc. (x)*	2,816	21,937
CNO Financial Group, Inc.	9,183	174,844
Crawford & Co., Class B	774	6,695
Donegal Group, Inc., Class A	553	7,526
eHealth, Inc.*	962	21,260
EMC Insurance Group, Inc.	575	15,974

Employers Holdings, Inc.	1,749	70,310
Enstar Group Ltd.*	692	143,452
FBL Financial Group, Inc., Class A	571	44,966
FedNat Holding Co.	539	12,435
Genworth Financial, Inc., Class A*	28,556	128,502
Global Indemnity Ltd.	518	20,192
Goosehead Insurance, Inc., Class A*	569	14,202
Greenlight Capital Re Ltd., Class A*	1,851	26,284
Hallmark Financial Services, Inc.*	664	6,627
Hanover Insurance Group, Inc. (The)	34,100	4,076,995
HCI Group, Inc. (x)	503	20,910
Health Insurance Innovations, Inc., Class A (x)*	695	22,483
Heritage Insurance Holdings, Inc. (x)	1,201	20,021
Horace Mann Educators Corp.	66,697	2,974,686
Independence Holding Co.	286	9,510
Infinity Property & Casualty Corp.	605	86,122
Investors Title Co.	87	16,065
James River Group Holdings Ltd.	1,482	58,228
Kemper Corp.	2,176	164,614
Kingstone Cos., Inc.	555	9,380
Kinsale Capital Group, Inc.	1,119	61,388
Maiden Holdings Ltd.	3,737	28,962
MBIA, Inc. (x)*	5,141	46,475
National General Holdings Corp.	3,501	92,181
National Western Life Group, Inc., Class A	132	40,558
Navigators Group, Inc. (The)	1,130	64,410
NI Holdings, Inc.*	634	10,746
Old Republic International Corp.	196,600	3,914,305
Primerica, Inc.	2,472	246,211
ProAssurance Corp.	3,005	106,527
RLI Corp.	2,265	149,920
Safety Insurance Group, Inc.	883	75,408
Selective Insurance Group, Inc.	3,317	182,435
State Auto Financial Corp.	969	28,983
Stewart Information Services Corp.	1,343	57,843
Third Point Reinsurance Ltd.*	4,730	59,125
Trupanion, Inc. (x)*	1,362	52,573
United Fire Group, Inc.	1,150	62,687
United Insurance Holdings Corp.	1,251	24,495
Universal Insurance Holdings, Inc.	1,834	64,373
Validus Holdings Ltd.	37,600	2,541,760
WMIH Corp.*	9,565	12,817

		16,994,204

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	1,683	31,624
Anworth Mortgage Asset Corp. (REIT)	5,795	28,801
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,001	127,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Arbor Realty Trust, Inc. (REIT) (x)	1,536	$16,020
Ares Commercial Real Estate Corp. (REIT)	1,510	20,853
ARMOUR Residential REIT, Inc. (REIT)	2,189	49,931
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	5,770	181,350
Capstead Mortgage Corp. (REIT)	4,980	44,571
Cherry Hill Mortgage Investment Corp. (REIT)	697	12,448
Colony Credit Real Estate, Inc. (REIT) (x)	4,235	87,792
CYS Investments, Inc. (REIT)	8,679	65,093
Dynex Capital, Inc. (REIT)	2,728	17,814
Exantas Capital Corp. (REIT)	1,881	19,149
Granite Point Mortgage Trust, Inc. (REIT)	2,543	46,664
Great Ajax Corp. (REIT)	774	10,124
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,913	57,532
Invesco Mortgage Capital, Inc. (REIT)	6,456	102,650
KKR Real Estate Finance Trust, Inc. (REIT) (x)	902	17,842
Ladder Capital Corp. (REIT)	4,922	76,882
MTGE Investment Corp. (REIT)	2,413	47,295
New York Mortgage Trust, Inc. (REIT) (x)	6,059	36,415
Orchid Island Capital, Inc. (REIT) (x)	3,167	23,816
Owens Realty Mortgage, Inc. (REIT) (x)	31	517
PennyMac Mortgage Investment Trust (REIT)‡	3,195	60,673
Redwood Trust, Inc. (REIT)	4,179	68,828
Sutherland Asset Management Corp. (REIT)	1,121	18,216
TPG RE Finance Trust, Inc. (REIT)	1,880	38,202
Western Asset Mortgage Capital Corp. (REIT)	2,428	25,300

		1,334,379

Thrifts & Mortgage Finance (1.2%)
BankFinancial Corp.	707	12,479
Beneficial Bancorp, Inc.	3,828	62,014
BofI Holding, Inc. (x)*	3,350	137,049
Bridgewater Bancshares, Inc.*	264	3,358
Capitol Federal Financial, Inc.	7,342	96,621
Charter Financial Corp.	676	16,325
Columbia Financial, Inc. (x)*	2,809	46,489
Dime Community Bancshares, Inc.	1,866	36,387
Entegra Financial Corp.*	309	9,054
ESSA Bancorp, Inc.	457	7,234
Essent Group Ltd.*	5,434	194,646
Federal Agricultural Mortgage Corp., Class C	520	46,530
First Defiance Financial Corp.	586	39,297

First Savings Financial Group, Inc. (x)	74	5,438
Flagstar Bancorp, Inc.*	1,631	55,878
FS Bancorp, Inc.	162	10,247
Greene County Bancorp, Inc. (x)	158	5,356
Hingham Institution for Savings	74	16,258
Home Bancorp, Inc.	428	19,923
HomeStreet, Inc.*	1,487	40,075
Impac Mortgage Holdings, Inc.*	610	5,813
Kearny Financial Corp.	5,526	74,325
LendingTree, Inc. (x)*	441	94,286
Luther Burbank Corp.	830	9,549
Malvern Bancorp, Inc.*	386	9,399
Merchants Bancorp	900	25,677
Meridian Bancorp, Inc.	2,732	52,318
Meta Financial Group, Inc.	511	49,771
MGIC Investment Corp.*	20,980	224,905
Nationstar Mortgage Holdings, Inc.*	1,667	29,223
NMI Holdings, Inc., Class A*	3,526	57,474
Northfield Bancorp, Inc.	2,535	42,132
Northwest Bancshares, Inc.	5,378	93,523
OceanFirst Financial Corp.	2,691	80,622
Ocwen Financial Corp.*	6,341	25,110
OP Bancorp (x)*	507	6,449
Oritani Financial Corp.	2,285	37,017
PCSB Financial Corp.	1,124	22,334
PDL Community Bancorp (x)*	441	6,928
PennyMac Financial Services, Inc., Class A*‡	1,023	20,102
PHH Corp.*	1,650	17,919
Provident Bancorp, Inc.*	253	6,629
Provident Financial Services, Inc.	3,547	97,649
Prudential Bancorp, Inc.	482	9,303
Radian Group, Inc.	12,222	198,240
Riverview Bancorp, Inc.	1,161	9,799
SI Financial Group, Inc.	638	9,411
Southern Missouri Bancorp, Inc.	353	13,774
Sterling Bancorp, Inc.	944	12,612
Territorial Bancorp, Inc.	419	12,989
Timberland Bancorp, Inc.	374	13,965
TrustCo Bank Corp.	102,260	910,113
United Community Financial Corp.	2,558	28,112
United Financial Bancorp, Inc.	2,968	51,999
Walker & Dunlop, Inc.	1,546	86,035
Washington Federal, Inc.	4,789	156,600
Waterstone Financial, Inc.	1,302	22,199
Western New England Bancorp, Inc.	1,685	18,535
WSFS Financial Corp.	1,715	91,410

		3,594,908

Total Financials		60,951,225

Health Care (7.2%)
Biotechnology (2.8%)
Abeona Therapeutics, Inc. (x)*	1,743	27,888
ACADIA Pharmaceuticals, Inc. (x)*	5,572	85,084
Acceleron Pharma, Inc.*	2,193	106,404
Achaogen, Inc. (x)*	2,013	17,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Achillion Pharmaceuticals, Inc.*	8,008	$22,663
Acorda Therapeutics, Inc.*	2,339	67,129
Adamas Pharmaceuticals, Inc. (x)*	1,243	32,107
ADMA Biologics, Inc. (x)*	1,058	4,772
Aduro Biotech, Inc.*	3,626	25,382
Adverum Biotechnologies, Inc. (x)*	3,064	16,239
Aeglea BioTherapeutics, Inc. (x)*	913	9,660
Agenus, Inc.*	4,042	9,175
Aimmune Therapeutics, Inc.*	2,451	65,907
Akebia Therapeutics, Inc.*	2,854	28,483
Albireo Pharma, Inc. (x)*	513	18,212
Alder Biopharmaceuticals, Inc.*	3,304	52,203
Aldeyra Therapeutics, Inc.*	890	7,076
Allena Pharmaceuticals, Inc.*	652	8,496
AMAG Pharmaceuticals, Inc. (x)*	2,025	39,488
Amicus Therapeutics, Inc. (x)*	10,703	167,181
AnaptysBio, Inc. (x)*	1,050	74,592
Apellis Pharmaceuticals, Inc.*	2,042	44,924
Arbutus Biopharma Corp.*	1,967	14,359
Arcus Biosciences, Inc. (x)*	284	3,476
Ardelyx, Inc.*	2,019	7,470
Arena Pharmaceuticals, Inc.*	2,809	122,472
ArQule, Inc.*	4,891	27,047
Array BioPharma, Inc.*	11,536	193,574
Arrowhead Pharmaceuticals, Inc. (x)*	4,919	66,898
Arsanis, Inc. (x)*	235	853
Atara Biotherapeutics, Inc. (x)*	2,301	84,562
Athenex, Inc. (x)*	2,377	44,355
Athersys, Inc. (x)*	6,448	12,703
Audentes Therapeutics, Inc.*	1,811	69,198
AVEO Pharmaceuticals, Inc. (x)*	5,719	12,925
Avid Bioservices, Inc. (x)*	2,830	11,094
Bellicum Pharmaceuticals, Inc. (x)*	2,251	16,612
BioCryst Pharmaceuticals, Inc. (x)*	5,632	32,271
Biohaven Pharmaceutical Holding Co. Ltd.*	1,549	61,216
BioSpecifics Technologies Corp.*	308	13,817
BioTime, Inc. (x)*	4,411	9,087
Blueprint Medicines Corp.*	2,350	149,178
Calithera Biosciences, Inc.*	1,888	9,440
Calyxt, Inc.*	298	5,564
Cara Therapeutics, Inc. (x)*	1,661	31,808
CareDx, Inc. (x)*	1,822	22,301
CASI Pharmaceuticals, Inc. (x)*	2,691	22,147
Catalyst Biosciences, Inc. (x)*	667	7,784
Catalyst Pharmaceuticals, Inc.*	5,443	16,982
Celcuity, Inc.*	201	4,989
Cellular Biomedicine Group, Inc. (x)*	519	10,146
ChemoCentryx, Inc. (x)*	1,355	17,845
Chimerix, Inc.*	3,003	14,294
Clovis Oncology, Inc.*	2,696	122,587
Cohbar, Inc. (m)(x)*	1,250	8,188
Coherus Biosciences, Inc.*	2,651	37,114
Concert Pharmaceuticals, Inc.*	1,203	20,246
Corbus Pharmaceuticals Holdings, Inc. (x)*	2,736	13,817

Corvus Pharmaceuticals, Inc.*	781	8,575
CTI BioPharma Corp. (x)*	2,673	13,312
Cue Biopharma, Inc. (x)*	960	11,386
Cytokinetics, Inc.*	2,565	21,290
CytomX Therapeutics, Inc.*	2,180	49,835
Deciphera Pharmaceuticals, Inc.*	455	17,904
Denali Therapeutics, Inc. (x)*	896	13,664
Dicerna Pharmaceuticals, Inc. (x)*	2,505	30,686
Dynavax Technologies Corp. (x)*	3,526	53,772
Eagle Pharmaceuticals, Inc.*	590	44,639
Editas Medicine, Inc. (x)*	2,583	92,549
Emergent BioSolutions, Inc.*	2,513	126,881
Enanta Pharmaceuticals, Inc.*	948	109,873
Epizyme, Inc.*	2,812	38,103
Esperion Therapeutics, Inc. (x)*	1,295	50,751
Evelo Biosciences, Inc.*	302	3,564
Fate Therapeutics, Inc. (x)*	2,749	31,174
Fennec Pharmaceuticals, Inc.*	628	6,556
FibroGen, Inc.*	4,230	264,799
Five Prime Therapeutics, Inc.*	1,864	29,470
Flexion Therapeutics, Inc. (x)*	1,907	49,296
Fortress Biotech, Inc. (x)*	2,082	6,204
Foundation Medicine, Inc.*	864	118,109
G1 Therapeutics, Inc. (x)*	1,154	50,153
Genomic Health, Inc.*	1,152	58,061
Geron Corp. (x)*	9,003	30,880
Global Blood Therapeutics, Inc.*	2,828	127,826
GlycoMimetics, Inc.*	1,899	30,631
GTx, Inc. (x)*	258	3,950
Halozyme Therapeutics, Inc.*	7,071	119,288
Heron Therapeutics, Inc.*	3,611	140,287
Homology Medicines, Inc. (x)*	584	11,914
Idera Pharmaceuticals, Inc.*	8,710	11,497
Immune Design Corp.*	2,116	9,628
ImmunoGen, Inc.*	7,250	70,543
Immunomedics, Inc. (x)*	7,455	176,460
Inovio Pharmaceuticals, Inc. (x)*	4,587	17,981
Insmed, Inc.*	4,334	102,499
Insys Therapeutics, Inc. (x)*	1,581	11,446
Intellia Therapeutics, Inc. (x)*	1,879	51,409
Intercept Pharmaceuticals, Inc. (x)*	1,240	104,048
Intrexon Corp. (x)*	3,934	54,840
Invitae Corp. (x)*	3,610	26,534
Iovance Biotherapeutics, Inc.*	4,649	59,507
Ironwood Pharmaceuticals, Inc.*	7,847	150,035
Jounce Therapeutics, Inc. (x)*	777	5,952
Kadmon Holdings, Inc.*	3,910	15,601
Karyopharm Therapeutics, Inc.*	2,742	46,587
Keryx Biopharmaceuticals, Inc. (x)*	5,046	18,973
Kindred Biosciences, Inc.*	1,530	16,295
Kura Oncology, Inc.*	1,405	25,571
La Jolla Pharmaceutical Co. (x)*	1,213	35,383
Lexicon Pharmaceuticals, Inc. (x)*	2,455	29,460
Ligand Pharmaceuticals, Inc.*	1,184	245,289
Loxo Oncology, Inc. (x)*	1,502	260,568
MacroGenics, Inc.*	2,218	45,802
Madrigal Pharmaceuticals, Inc. (x)*	329	92,018
MannKind Corp. (x)*	7,916	15,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

MediciNova, Inc. (x)*	2,221	$17,679
Mersana Therapeutics, Inc.*	580	10,359
MiMedx Group, Inc. (x)*	5,429	34,691
Minerva Neurosciences, Inc.*	1,549	12,779
Miragen Therapeutics, Inc.*	1,361	8,724
Mirati Therapeutics, Inc.*	1,024	50,483
Molecular Templates, Inc. (x)*	493	2,578
Momenta Pharmaceuticals, Inc.*	4,317	88,283
Mustang Bio, Inc.*	744	5,126
Myriad Genetics, Inc.*	3,714	138,792
NantKwest, Inc. (x)*	1,887	5,774
Natera, Inc.*	1,679	31,599
NewLink Genetics Corp. (x)*	1,828	8,701
Novavax, Inc. (x)*	21,559	28,889
Nymox Pharmaceutical Corp.*	1,732	5,820
OPKO Health, Inc. (x)*	18,199	85,535
Organovo Holdings, Inc. (x)*	6,115	8,561
Ovid therapeutics, Inc.*	915	7,137
Palatin Technologies, Inc. (x)*	9,002	8,730
PDL BioPharma, Inc.*	8,996	21,051
Pfenex, Inc. (x)*	1,083	5,859
Pieris Pharmaceuticals, Inc.*	2,929	14,850
PolarityTE, Inc. (x)*	489	11,511
Portola Pharmaceuticals, Inc.*	3,685	139,182
Progenics Pharmaceuticals, Inc.*	4,269	34,323
Proteostasis Therapeutics, Inc.*	1,415	3,948
Prothena Corp. plc*	2,297	33,490
PTC Therapeutics, Inc.*	2,562	86,416
Puma Biotechnology, Inc.*	1,649	97,538
Ra Pharmaceuticals, Inc.*	725	7,214
Radius Health, Inc. (x)*	2,293	67,575
Recro Pharma, Inc.*	830	4,167
REGENXBIO, Inc.*	1,618	116,092
Repligen Corp.*	2,219	104,382
Retrophin, Inc.*	2,263	61,689
Rhythm Pharmaceuticals, Inc.*	694	21,694
Rigel Pharmaceuticals, Inc.*	9,329	26,401
Rocket Pharmaceuticals, Inc. (x)*	1,178	23,124
Sangamo Therapeutics, Inc.*	5,739	81,494
Savara, Inc.*	1,407	15,927
Selecta Biosciences, Inc. (x)*	1,015	13,449
Seres Therapeutics, Inc.*	1,130	9,718
Solid Biosciences, Inc. (x)*	486	17,316
Sorrento Therapeutics, Inc. (x)*	4,911	35,359
Spark Therapeutics, Inc. (x)*	1,780	147,313
Spectrum Pharmaceuticals, Inc.*	5,603	117,439
Spero Therapeutics, Inc.*	332	4,870
Spring Bank Pharmaceuticals, Inc. (x)*	481	5,700
Stemline Therapeutics, Inc.*	1,561	25,054
Surface Oncology, Inc.*	411	6,703
Syndax Pharmaceuticals, Inc. (x)*	542	3,805
Synergy Pharmaceuticals, Inc. (x)*	14,039	24,428
Synlogic, Inc. (x)*	863	8,483
Syros Pharmaceuticals, Inc.*	1,383	14,120
T2 Biosystems, Inc. (x)*	1,434	11,099
TG Therapeutics, Inc. (x)*	3,348	44,026
Tocagen, Inc. (x)*	988	9,228
Tyme Technologies, Inc. (x)*	2,180	6,889
Ultragenyx Pharmaceutical, Inc.*	2,661	204,551

UNITY Biotechnology, Inc. (x)*	279	4,202
Unum Therapeutics, Inc.*	201	2,884
Vanda Pharmaceuticals, Inc.*	2,904	55,321
Veracyte, Inc.*	1,447	13,515
Verastem, Inc. (x)*	2,983	20,523
Vericel Corp.*	2,082	20,195
Viking Therapeutics, Inc. (x)*	2,460	23,345
Vital Therapies, Inc. (x)*	1,435	9,830
Voyager Therapeutics, Inc. (x)*	1,213	23,702
Xencor, Inc.*	2,616	96,818
XOMA Corp. (x)*	322	6,723
Zafgen, Inc.*	1,271	13,002
ZIOPHARM Oncology, Inc. (x)*	7,727	23,336

		8,274,378

Health Care Equipment & Supplies (2.0%)
Abaxis, Inc.	1,241	103,015
Accuray, Inc.*	5,175	21,218
AngioDynamics, Inc.*	2,044	45,459
Anika Therapeutics, Inc.*	817	26,144
Antares Pharma, Inc. (x)*	8,833	22,789
AtriCure, Inc.*	1,859	50,286
Atrion Corp.	81	48,551
AxoGen, Inc.*	1,882	94,571
Cardiovascular Systems, Inc.*	1,877	60,702
Cerus Corp.*	7,128	47,544
CONMED Corp.	1,434	104,969
CryoLife, Inc.*	2,005	55,839
CryoPort, Inc. (x)*	1,400	22,092
Cutera, Inc.*	719	28,976
CytoSorbents Corp. (x)*	1,379	15,721
Endologix, Inc. (x)*	5,166	29,240
FONAR Corp.*	372	9,877
GenMark Diagnostics, Inc. (x)*	2,667	17,015
Glaukos Corp. (x)*	1,867	75,875
Globus Medical, Inc., Class A*	4,053	204,514
Haemonetics Corp.*	3,038	272,447
Halyard Health, Inc.*	2,650	151,713
Helius Medical Technologies, Inc. (x)*	734	6,988
Heska Corp.*	389	40,374
Hill-Rom Holdings, Inc.	9,836	859,075
Inogen, Inc.*	998	185,957
Integer Holdings Corp.*	1,728	111,715
IntriCon Corp.*	341	13,742
Invacare Corp.	1,846	34,336
iRadimed Corp.*	189	3,922
iRhythm Technologies, Inc.*	1,342	108,876
K2M Group Holdings, Inc.*	2,353	52,943
Lantheus Holdings, Inc.*	2,099	30,540
LeMaitre Vascular, Inc.	824	27,588
LivaNova plc*	2,754	274,903
Meridian Bioscience, Inc.	2,396	38,096
Merit Medical Systems, Inc.*	2,778	142,234
Natus Medical, Inc.*	1,823	62,894
Neogen Corp.*	2,843	227,980
Nevro Corp.*	1,647	131,513
Novocure Ltd.*	4,065	127,235
NuVasive, Inc.*	2,911	151,721
Nuvectra Corp.*	783	16,075
NxStage Medical, Inc.*	3,718	103,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

OraSure Technologies, Inc.*	3,402	$56,031
Orthofix International NV*	1,007	57,218
OrthoPediatrics Corp. (x)*	387	10,310
Oxford Immunotec Global plc*	1,420	18,304
Pulse Biosciences, Inc. (x)*	561	8,494
Quidel Corp.*	1,854	123,291
Rockwell Medical, Inc. (x)*	2,985	14,716
RTI Surgical, Inc.*	3,557	16,362
SeaSpine Holdings Corp.*	623	7,862
Senseonics Holdings, Inc.*	3,751	15,417
Sientra, Inc.*	1,307	25,500
STAAR Surgical Co.*	2,353	72,943
STERIS plc	8,602	903,295
Surmodics, Inc.*	730	40,296
Tactile Systems Technology, Inc.*	979	50,908
Tandem Diabetes Care, Inc. (x)*	2,520	55,490
TransEnterix, Inc. (x)*	8,796	38,351
Utah Medical Products, Inc.	205	22,581
Varex Imaging Corp.*	2,161	80,151
ViewRay, Inc. (x)*	2,792	19,321
Wright Medical Group NV*	6,002	155,812

		6,053,649

Health Care Providers & Services (0.8%)
AAC Holdings, Inc. (x)*	563	5,275
Addus HomeCare Corp.*	443	25,362
Amedisys, Inc.*	1,616	138,103
American Renal Associates Holdings, Inc.*	728	11,481
AMN Healthcare Services, Inc.*	2,670	156,462
Apollo Medical Holdings, Inc. (x)*	1,108	28,653
BioScrip, Inc.*	7,215	21,140
BioTelemetry, Inc. (x)*	1,811	81,495
Brookdale Senior Living, Inc.*	10,554	95,936
Capital Senior Living Corp.*	1,548	16,517
Civitas Solutions, Inc.*	963	15,793
Community Health Systems, Inc. (x)*	5,496	18,247
CorVel Corp.*	547	29,538
Cross Country Healthcare, Inc.*	2,082	23,423
Diplomat Pharmacy, Inc.*	3,208	81,996
Ensign Group, Inc. (The)	2,781	99,615
Genesis Healthcare, Inc.*	2,594	5,940
HealthEquity, Inc.*	3,064	230,105
Kindred Healthcare, Inc.*	4,914	44,226
LHC Group, Inc.*	1,745	149,355
LifePoint Health, Inc.*	1,997	97,454
Magellan Health, Inc.*	1,392	133,562
National HealthCare Corp.	676	47,577
National Research Corp., Class A	611	22,851
Owens & Minor, Inc.	3,473	58,034
Patterson Cos., Inc. (x)	4,650	105,416
PetIQ, Inc. (x)*	571	15,337
Providence Service Corp. (The)*	633	49,722
Quorum Health Corp. (x)*	1,579	7,895
R1 RCM, Inc.*	5,631	48,877
RadNet, Inc.*	2,091	31,365
Select Medical Holdings Corp.*	6,181	112,185
Surgery Partners, Inc. (x)*	924	13,768
Tenet Healthcare Corp.*	4,733	158,887
Tivity Health, Inc.*	2,258	79,482

Triple-S Management Corp., Class B*	1,248	48,747
US Physical Therapy, Inc.	701	67,296

		2,377,117

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	10,215	122,580
Castlight Health, Inc., Class B*	3,979	16,911
Computer Programs & Systems, Inc. (x)	650	21,385
Cotiviti Holdings, Inc.*	2,234	98,586
Evolent Health, Inc., Class A (x)*	3,816	80,327
HealthStream, Inc.	1,500	40,965
HMS Holdings Corp.*	4,672	101,009
Inovalon Holdings, Inc., Class A (x)*	3,886	38,569
Inspire Medical Systems, Inc. (x)*	439	15,655
Medidata Solutions, Inc.*	3,268	263,269
NantHealth, Inc. (x)*	1,099	3,638
Omnicell, Inc.*	2,171	113,869
Quality Systems, Inc.*	3,107	60,587
Simulations Plus, Inc.	652	14,507
Tabula Rasa HealthCare, Inc.*	977	62,362
Teladoc, Inc. (x)*	3,509	203,696
Vocera Communications, Inc.*	1,648	49,259

		1,307,174

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc. (x)*	1,484	33,093
Cambrex Corp.*	9,056	473,630
ChromaDex Corp. (x)*	2,151	7,980
Codexis, Inc.*	2,870	41,328
Enzo Biochem, Inc.*	2,476	12,850
Fluidigm Corp.*	1,524	9,083
Harvard Bioscience, Inc.*	1,603	8,576
Luminex Corp.	2,342	69,159
Medpace Holdings, Inc.*	674	28,982
NanoString Technologies, Inc.*	1,270	17,374
NeoGenomics, Inc.*	3,180	41,690
Pacific Biosciences of California, Inc. (x)*	6,875	24,406
Quanterix Corp. (x)*	255	3,662
Syneos Health, Inc.*	3,169	148,626

		920,439

Pharmaceuticals (0.9%)
Aclaris Therapeutics, Inc. (x)*	1,517	30,294
Aerie Pharmaceuticals, Inc. (x)*	2,015	136,113
Akcea Therapeutics, Inc. (x)*	841	19,940
Akorn, Inc.*	5,283	87,645
Amneal Pharmaceuticals, Inc.*	4,913	80,622
Amphastar Pharmaceuticals, Inc.*	2,034	31,039
Ampio Pharmaceuticals, Inc. (x)*	4,411	9,704
ANI Pharmaceuticals, Inc.*	453	30,260
Aratana Therapeutics, Inc.*	2,512	10,676
Assembly Biosciences, Inc.*	942	36,936
Clearside Biomedical, Inc. (x)*	1,579	16,880
Collegium Pharmaceutical, Inc.*	1,658	39,543
Corcept Therapeutics, Inc.*	5,528	86,900
Corium International, Inc. (x)*	1,503	12,039
Cymabay Therapeutics, Inc.*	3,327	44,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Depomed, Inc.*	3,564	$23,772
Dermira, Inc.*	2,217	20,396
Dova Pharmaceuticals, Inc. (x)*	666	19,927
Durect Corp.*	8,128	12,680
Eloxx Pharmaceuticals, Inc. (x)*	1,212	20,689
Endo International plc*	12,678	119,554
Endocyte, Inc. (x)*	3,673	50,687
Evolus, Inc. (x)*	291	8,145
Horizon Pharma plc*	9,348	154,803
Innovate Biopharmaceuticals, Inc. (x)*	955	22,509
Innoviva, Inc.*	4,106	56,663
Intersect ENT, Inc.*	1,673	62,654
Intra-Cellular Therapies, Inc.*	2,432	42,973
Kala Pharmaceuticals, Inc.*	770	10,572
Lannett Co., Inc. (x)*	1,703	23,161
Mallinckrodt plc*	4,655	86,862
Marinus Pharmaceuticals, Inc.*	2,042	14,437
Medicines Co. (The)(x)*	3,896	142,983
Melinta Therapeutics, Inc.*	999	6,344
Menlo Therapeutics, Inc.*	344	2,793
MyoKardia, Inc.*	1,726	85,696
Neos Therapeutics, Inc.*	1,641	10,256
Ocular Therapeutix, Inc. (x)*	1,818	12,272
Odonate Therapeutics, Inc.*	395	8,722
Omeros Corp. (x)*	2,638	47,853
Optinose, Inc. (x)*	909	25,434
Pacira Pharmaceuticals, Inc.*	2,259	72,401
Paratek Pharmaceuticals, Inc.*	1,787	18,227
Phibro Animal Health Corp., Class A	1,155	53,188
Prestige Brands Holdings, Inc.*	3,021	115,946
Reata Pharmaceuticals, Inc., Class A (x)*	899	31,438
resTORbio, Inc. (x)*	334	3,056
Revance Therapeutics, Inc.*	1,858	51,002
scPharmaceuticals, Inc. (x)*	319	1,806
Sienna Biopharmaceuticals, Inc.*	829	12,593
SIGA Technologies, Inc. (x)*	2,920	17,345
Supernus Pharmaceuticals, Inc.*	2,774	166,024
Teligent, Inc. (x)*	2,726	9,432
Tetraphase Pharmaceuticals, Inc.*	2,848	10,167
TherapeuticsMD, Inc. (x)*	9,610	59,966
Theravance Biopharma, Inc. (x)*	2,464	55,884
WaVe Life Sciences Ltd. (x)*	997	38,135
Zogenix, Inc.*	2,000	88,400
Zomedica Pharmaceuticals Corp. (x)*	1,474	3,317

		2,574,403

Total Health Care		21,507,160

Industrials (17.0%)
Aerospace & Defense (2.6%)
AAR Corp.	72,968	3,392,281
Aerojet Rocketdyne Holdings, Inc.*	3,957	116,692
Aerovironment, Inc.*	1,202	85,859
Astronics Corp.*	1,195	42,984
Axon Enterprise, Inc.*	2,973	187,834
Cubic Corp.	1,435	92,127
Ducommun, Inc.*	597	19,755

Engility Holdings, Inc.*	1,028	31,498
Esterline Technologies Corp.*	40,082	2,958,052
KeyW Holding Corp. (The)(x)*	2,970	25,958
KLX, Inc.*	2,843	204,412
Kratos Defense & Security Solutions, Inc. (x)*	4,884	56,215
Maxar Technologies Ltd.	3,204	161,866
Mercury Systems, Inc.*	2,659	101,202
Moog, Inc., Class A	1,817	141,653
National Presto Industries, Inc. (x)	282	34,968
Sparton Corp.*	589	11,185
Triumph Group, Inc.	2,800	54,880
Vectrus, Inc.*	674	20,773

		7,740,194

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,197	72,220
Atlas Air Worldwide Holdings, Inc.*	1,333	95,576
Echo Global Logistics, Inc.*	1,550	45,338
Forward Air Corp.	1,686	99,608
Hub Group, Inc., Class A*	1,839	91,582
Park-Ohio Holdings Corp.	495	18,464
Radiant Logistics, Inc.*	2,170	8,485

		431,273

Airlines (0.2%)
Allegiant Travel Co.	731	101,572
Hawaiian Holdings, Inc.	2,804	100,804
SkyWest, Inc.	2,882	149,576
Spirit Airlines, Inc. (x)*	5,885	213,920

		565,872

Building Products (2.7%)
AAON, Inc.	2,312	76,874
Advanced Drainage Systems, Inc.	2,508	71,603
American Woodmark Corp.*	799	73,148
Apogee Enterprises, Inc.	1,561	75,193
Armstrong Flooring, Inc.*	1,130	15,865
Builders FirstSource, Inc.*	6,379	116,672
Caesarstone Ltd. (x)	1,309	19,766
Continental Building Products, Inc.*	2,054	64,804
CSW Industrials, Inc.*	870	45,980
Gibraltar Industries, Inc.*	85,311	3,199,164
Griffon Corp.	1,696	30,189
Insteel Industries, Inc.	40,951	1,367,763
JELD-WEN Holding, Inc.*	3,960	113,216
Masonite International Corp.*	1,558	111,942
NCI Building Systems, Inc.*	2,465	51,765
Patrick Industries, Inc.*	1,338	76,065
PGT Innovations, Inc.*	2,747	57,275
Quanex Building Products Corp.	2,009	36,062
Simpson Manufacturing Co., Inc.	35,873	2,230,942
Trex Co., Inc.*	3,343	209,238
Universal Forest Products, Inc.	5,300	194,086

		8,237,612

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	3,761	109,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

ACCO Brands Corp.	5,922	$82,020
Advanced Disposal Services, Inc.*	4,084	101,202
Brady Corp., Class A	2,688	103,622
Brink’s Co. (The)	2,846	226,968
Casella Waste Systems, Inc., Class A*	2,198	56,291
CECO Environmental Corp.	1,795	11,021
Covanta Holding Corp.	6,696	110,484
Deluxe Corp.	2,714	179,694
Ennis, Inc.	1,462	29,752
Essendant, Inc.	2,315	30,604
Healthcare Services Group, Inc. (x)	4,203	181,528
Heritage-Crystal Clean, Inc.*	896	18,010
Herman Miller, Inc.	3,375	114,413
HNI Corp.	2,473	91,996
InnerWorkings, Inc.*	2,571	22,342
Interface, Inc.	3,365	77,227
Kimball International, Inc., Class B	2,035	32,886
Knoll, Inc.	2,753	57,290
LSC Communications, Inc.	2,042	31,978
Matthews International Corp., Class A	1,772	104,194
McGrath RentCorp	36,718	2,323,147
Mobile Mini, Inc.	2,543	119,267
MSA Safety, Inc.	1,933	186,224
Multi-Color Corp.	787	50,880
NL Industries, Inc.*	460	4,002
Pitney Bowes, Inc.	10,657	91,330
Quad/Graphics, Inc.	1,829	38,098
RR Donnelley & Sons Co.	4,108	23,662
SP Plus Corp.*	1,266	47,095
Steelcase, Inc., Class A	4,892	66,042
Team, Inc. (x)*	22,786	526,356
Tetra Tech, Inc.	3,142	183,807
UniFirst Corp.	863	152,665
US Ecology, Inc.	1,242	79,115
Viad Corp.	1,157	62,767
VSE Corp.	502	23,986

		5,751,711

Construction & Engineering (0.6%)
Aegion Corp.*	1,815	46,736
Ameresco, Inc., Class A*	897	10,764
Argan, Inc.	843	34,521
Comfort Systems USA, Inc.	2,047	93,753
Dycom Industries, Inc.*	1,708	161,423
EMCOR Group, Inc.	7,924	603,651
Granite Construction, Inc.	2,485	138,315
Great Lakes Dredge & Dock Corp.*	3,089	16,217
HC2 Holdings, Inc.*	2,032	11,887
IES Holdings, Inc.*	494	8,275
Infrastructure and Energy Alternatives, Inc. (x)*	956	8,900
KBR, Inc.	7,978	142,966
MasTec, Inc.*	3,688	187,166
MYR Group, Inc.*	935	33,155
Northwest Pipe Co.*	566	10,963
NV5 Global, Inc.*	475	32,918
Orion Group Holdings, Inc.*	1,821	15,041

Primoris Services Corp.	2,345	63,854
Sterling Construction Co., Inc.*	1,564	20,379
Tutor Perini Corp.*	2,004	36,974
Willscot Corp. (x)*	1,885	27,898

		1,705,756

Electrical Equipment (1.5%)
Allied Motion Technologies, Inc.	390	18,673
Atkore International Group, Inc.*	2,214	45,985
AZZ, Inc.	1,462	63,524
Babcock & Wilcox Enterprises, Inc.*	1,872	4,455
Encore Wire Corp.	9,486	450,111
Energous Corp. (x)*	1,175	17,425
EnerSys	2,380	177,643
Enphase Energy, Inc. (x)*	4,863	32,728
FuelCell Energy, Inc. (x)*	4,485	5,920
Generac Holdings, Inc.*	3,423	177,072
Plug Power, Inc. (x)*	12,153	24,549
Powell Industries, Inc.	566	19,714
Preformed Line Products Co.	184	16,336
Regal Beloit Corp.	38,755	3,170,159
Sunrun, Inc. (x)*	5,362	70,510
Thermon Group Holdings, Inc.*	1,787	40,869
TPI Composites, Inc.*	814	23,801
Vicor Corp.*	997	43,419
Vivint Solar, Inc.*	1,424	7,049

		4,409,942

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	7,200	779,832
Raven Industries, Inc.	2,054	78,976

		858,808

Machinery (5.0%)
Actuant Corp., Class A	3,429	100,641
Alamo Group, Inc.	547	49,427
Albany International Corp., Class A	1,620	97,443
Altra Industrial Motion Corp.	1,575	67,883
American Railcar Industries, Inc. (x)	469	18,516
Astec Industries, Inc.	62,222	3,720,875
Barnes Group, Inc.	2,796	164,684
Blue Bird Corp.*	813	18,171
Briggs & Stratton Corp.	2,434	42,863
Chart Industries, Inc.*	1,738	107,200
CIRCOR International, Inc.	972	35,925
Columbus McKinnon Corp.	1,253	54,330
Commercial Vehicle Group, Inc.*	1,537	11,282
DMC Global, Inc.	836	37,536
Douglas Dynamics, Inc.	1,271	61,008
Eastern Co. (The)	334	9,369
Energy Recovery, Inc. (x)*	2,192	17,711
EnPro Industries, Inc.	1,186	82,961
ESCO Technologies, Inc.	1,448	83,550
Evoqua Water Technologies Corp.*	4,274	87,617
Federal Signal Corp.	35,998	838,392
Franklin Electric Co., Inc.	2,618	118,072
FreightCar America, Inc.	650	10,914
Gencor Industries, Inc.*	453	7,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Global Brass & Copper Holdings, Inc.	1,147	$35,958
Gorman-Rupp Co. (The)	1,013	35,455
Graham Corp.	513	13,241
Greenbrier Cos., Inc. (The)	1,786	94,212
Harsco Corp.*	4,463	98,632
Hillenbrand, Inc.	3,545	167,147
Hurco Cos., Inc.	337	15,081
Hyster-Yale Materials Handling, Inc.	596	38,293
John Bean Technologies Corp.	1,756	156,108
Kadant, Inc.	614	59,036
Kennametal, Inc.	11,620	417,158
LB Foster Co., Class A*	502	11,521
Lindsay Corp.	609	59,067
Lydall, Inc.*	974	42,515
Manitex International, Inc. (x)*	778	9,709
Manitowoc Co., Inc. (The)*	15,860	410,140
Meritor, Inc.*	4,761	97,934
Milacron Holdings Corp.*	3,905	73,922
Miller Industries, Inc.	699	17,859
Mueller Industries, Inc.	41,994	1,239,242
Mueller Water Products, Inc., Class A	243,128	2,849,459
Navistar International Corp.*	2,748	111,899
NN, Inc.	1,574	29,749
Omega Flex, Inc.	132	10,443
Proto Labs, Inc.*	1,530	181,994
RBC Bearings, Inc.*	1,326	170,802
REV Group, Inc. (x)	46,196	785,794
Rexnord Corp.*	5,876	170,757
Spartan Motors, Inc.	2,032	30,683
SPX Corp.*	2,380	83,419
SPX FLOW, Inc.*	2,381	104,216
Standex International Corp.	685	70,007
Sun Hydraulics Corp.	1,613	77,730
Tennant Co.	1,008	79,632
Titan International, Inc.	89,283	958,006
TriMas Corp.*	2,575	75,705
Twin Disc, Inc.*	507	12,584
Wabash National Corp.	3,230	60,272
Watts Water Technologies, Inc., Class A	1,583	124,107
Woodward, Inc.	3,026	232,578

		15,155,752

Marine (0.1%)
Costamare, Inc.	2,965	23,661
Eagle Bulk Shipping, Inc.*	2,773	15,085
Genco Shipping & Trading Ltd.*	450	6,975
Matson, Inc.	2,402	92,189
Safe Bulkers, Inc.*	2,881	9,795
Scorpio Bulkers, Inc.	3,470	24,637

		172,342

Professional Services (0.7%)
Acacia Research Corp.*	3,153	13,085
ASGN, Inc.*	2,909	227,455
Barrett Business Services, Inc.	416	40,173
BG Staffing, Inc.	446	10,370
CBIZ, Inc.*	2,897	66,631
CRA International, Inc.	473	24,071

Exponent, Inc.	2,927	141,374
Forrester Research, Inc.	569	23,870
Franklin Covey Co.*	513	12,594
FTI Consulting, Inc.*	2,129	128,762
GP Strategies Corp.*	716	12,602
Heidrick & Struggles International, Inc.	1,017	35,595
Hill International, Inc.*	2,678	15,800
Huron Consulting Group, Inc.*	6,612	270,430
ICF International, Inc.	1,020	72,471
Insperity, Inc.	2,170	206,693
Kelly Services, Inc., Class A	1,721	38,636
Kforce, Inc.	1,308	44,864
Korn/Ferry International	3,195	197,866
Mistras Group, Inc.*	966	18,238
Navigant Consulting, Inc.*	2,527	55,948
Resources Connection, Inc.	1,822	30,792
TriNet Group, Inc.*	2,469	138,116
TrueBlue, Inc.*	2,338	63,009
WageWorks, Inc.*	2,250	112,500
Willdan Group, Inc.*	471	14,587

		2,016,532

Road & Rail (0.4%)
ArcBest Corp.	1,463	66,859
Avis Budget Group, Inc.*	3,874	125,905
Covenant Transportation Group, Inc., Class A*	672	21,168
Daseke, Inc.*	2,261	22,452
Heartland Express, Inc.	32,881	609,942
Hertz Global Holdings, Inc.*	3,145	48,244
Marten Transport Ltd.	2,135	50,066
PAM Transportation Services, Inc. (x)*	112	5,261
Saia, Inc.*	1,442	116,586
Universal Logistics Holdings, Inc.	572	15,015
USA Truck, Inc.*	436	10,233
Werner Enterprises, Inc.	2,719	102,098
YRC Worldwide, Inc.*	1,914	19,236

		1,213,065

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	2,709	55,535
Applied Industrial Technologies, Inc.	2,159	151,454
Beacon Roofing Supply, Inc.*	3,857	164,384
BlueLinx Holdings, Inc. (x)*	500	18,765
BMC Stock Holdings, Inc.*	3,804	79,313
CAI International, Inc.*	1,024	23,798
DXP Enterprises, Inc.*	903	34,495
EnviroStar, Inc. (x)	207	8,342
Foundation Building Materials, Inc.*	799	12,289
GATX Corp.	2,126	157,812
General Finance Corp. (x)*	498	6,748
GMS, Inc.*	1,830	49,575
H&E Equipment Services, Inc.	1,798	67,623
Herc Holdings, Inc.*	1,378	77,637
Kaman Corp.	1,530	106,626
Lawson Products, Inc.*	383	9,326
MRC Global, Inc.*	4,790	103,799
Nexeo Solutions, Inc.*	1,597	14,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

NOW, Inc.*	6,092	$81,206
Rush Enterprises, Inc., Class A*	1,728	74,960
Rush Enterprises, Inc., Class B*	293	12,863
SiteOne Landscape Supply, Inc.*	2,261	189,855
Textainer Group Holdings Ltd.*	1,512	24,041
Titan Machinery, Inc.*	1,050	16,328
Triton International Ltd.	2,963	90,846
Veritiv Corp.*	649	25,863
Willis Lease Finance Corp.*	267	8,435

		1,666,499

Transportation Infrastructure (0.3%)
Wesco Aircraft Holdings, Inc.*	83,964	944,595

Total Industrials		50,869,953

Information Technology (11.8%)
Communications Equipment (1.2%)
Acacia Communications, Inc. (x)*	1,545	53,781
ADTRAN, Inc.	2,557	37,971
Aerohive Networks, Inc.*	1,598	6,344
Applied Optoelectronics, Inc. (x)*	1,088	48,851
CalAmp Corp.*	2,026	47,469
Calix, Inc.*	2,763	21,551
Casa Systems, Inc.*	814	13,293
Ciena Corp.*	8,095	214,598
Clearfield, Inc. (x)*	765	8,453
Comtech Telecommunications Corp.	1,341	42,751
DASAN Zhone Solutions, Inc. (x)*	282	2,752
Digi International, Inc.*	1,598	21,094
Extreme Networks, Inc.*	6,445	51,302
Finisar Corp. (x)*	88,693	1,596,475
Harmonic, Inc.*	4,877	20,727
Infinera Corp.*	8,431	83,720
InterDigital, Inc.	1,956	158,240
KVH Industries, Inc.*	1,099	14,727
Lumentum Holdings, Inc.*	3,546	205,313
NETGEAR, Inc.*	1,766	110,375
NetScout Systems, Inc.*	4,771	141,699
Oclaro, Inc.*	9,278	82,853
Plantronics, Inc.	1,875	142,969
Quantenna Communications, Inc.*	1,864	28,967
Ribbon Communications, Inc.*	2,940	20,933
ViaSat, Inc. (x)*	3,090	203,075
Viavi Solutions, Inc.*	12,883	131,922

		3,512,205

Electronic Equipment, Instruments & Components (3.4%)
Anixter International, Inc.*	1,667	105,521
AVX Corp.	2,474	38,768
Badger Meter, Inc.	1,609	71,922
Bel Fuse, Inc., Class B	595	12,436
Belden, Inc.	2,292	140,087
Benchmark Electronics, Inc.	2,737	79,784
Coherent, Inc.*	4,739	741,274
Control4 Corp.*	1,460	35,493
CTS Corp.	1,822	65,592
Daktronics, Inc.	2,028	17,258
Electro Scientific Industries, Inc. (x)*	1,686	26,588

ePlus, Inc.*	774	72,833
Fabrinet*	2,090	77,100
FARO Technologies, Inc.*	944	51,306
Fitbit, Inc., Class A*	11,680	76,270
II-VI, Inc.*	3,494	151,814
Insight Enterprises, Inc.*	1,995	97,615
Iteris, Inc.*	1,412	6,834
Itron, Inc.*	1,936	116,257
KEMET Corp.*	3,202	77,328
Kimball Electronics, Inc.*	1,471	26,919
Knowles Corp.*	4,930	75,429
Maxwell Technologies, Inc. (x)*	1,926	10,015
Mesa Laboratories, Inc.	191	40,316
Methode Electronics, Inc.	2,033	81,930
MTS Systems Corp.	1,018	53,598
Napco Security Technologies, Inc.*	709	10,387
nLight, Inc.*	389	12,860
Novanta, Inc.*	1,855	115,567
OSI Systems, Inc.*	959	74,159
PAR Technology Corp.*	626	11,068
Park Electrochemical Corp.	1,093	25,347
PC Connection, Inc.	711	23,605
Plexus Corp.*	50,299	2,994,803
Rogers Corp.*	1,037	115,584
Sanmina Corp.*	3,893	114,065
ScanSource, Inc.*	1,449	58,395
SYNNEX Corp.	1,719	165,901
Systemax, Inc.	658	22,589
Tech Data Corp.*	2,161	177,461
TTM Technologies, Inc.*	5,288	93,227
VeriFone Systems, Inc.*	6,216	141,849
Vishay Intertechnology, Inc.	7,483	173,606
Vishay Precision Group, Inc.*	632	24,111
Zebra Technologies Corp., Class A*	23,800	3,409,351

		10,114,222

Internet Software & Services (1.5%)
Alarm.com Holdings, Inc.*	1,745	70,463
Alteryx, Inc., Class A (x)*	1,583	60,407
Amber Road, Inc.*	1,207	11,358
Appfolio, Inc., Class A*	835	51,060
Apptio, Inc., Class A*	1,904	68,925
Benefitfocus, Inc. (x)*	1,127	37,867
Blucora, Inc.*	2,653	98,161
Box, Inc., Class A*	7,198	179,878
Brightcove, Inc.*	2,159	20,834
Carbonite, Inc.*	1,507	52,594
Cardlytics, Inc.*	299	6,506
Care.com, Inc.*	1,094	22,843
Cargurus, Inc.*	2,780	96,577
Cars.com, Inc.*	4,101	116,427
ChannelAdvisor Corp.*	1,378	19,361
Cimpress NV*	1,248	180,910
Cision Ltd.*	2,208	33,010
Cloudera, Inc.*	5,850	79,794
Cornerstone OnDemand, Inc.*	3,024	143,428
Coupa Software, Inc.*	3,007	187,156
eGain Corp.*	987	14,904
Endurance International Group Holdings, Inc.*	3,950	39,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Envestnet, Inc.*	2,503	$137,540
Etsy, Inc.*	6,760	285,205
Five9, Inc.*	3,210	110,970
Fusion Connect, Inc. (x)*	1,144	4,507
Gogo, Inc. (x)*	2,954	14,356
GTT Communications, Inc. (x)*	1,977	88,965
Hortonworks, Inc.*	3,880	70,694
Instructure, Inc.*	1,767	75,186
Internap Corp.*	1,238	12,900
j2 Global, Inc.	2,655	229,950
Leaf Group Ltd.*	704	7,638
Limelight Networks, Inc.*	6,039	26,994
Liquidity Services, Inc.*	1,457	9,543
LivePerson, Inc.*	3,187	67,246
Meet Group, Inc. (The)*	4,184	18,744
MINDBODY, Inc., Class A*	2,430	93,798
New Relic, Inc.*	2,507	252,180
NIC, Inc.	3,655	56,835
Pandora Media, Inc. (x)*	14,492	114,197
Q2 Holdings, Inc.*	2,072	118,208
QuinStreet, Inc.*	2,113	26,835
Quotient Technology, Inc.*	4,322	56,618
Reis, Inc.	600	13,080
Remark Holdings, Inc. (x)*	1,372	5,365
SendGrid, Inc. (x)*	535	14,188
ShotSpotter, Inc. (x)*	407	15,438
Shutterstock, Inc.*	1,070	50,782
SPS Commerce, Inc.*	921	67,675
Stamps.com, Inc.*	982	248,495
TechTarget, Inc.*	1,180	33,512
Telaria, Inc.*	2,425	9,797
Trade Desk, Inc. (The), Class A*	1,783	167,245
Travelzoo*	266	4,549
TrueCar, Inc.*	5,163	52,095
Tucows, Inc., Class A (x)*	536	32,508
Veritone, Inc. (x)*	402	6,762
Web.com Group, Inc.*	2,232	57,697
XO Group, Inc.*	1,298	41,536
Yelp, Inc.*	4,591	179,875
Yext, Inc.*	4,586	88,693

		4,560,167

IT Services (0.7%)
Acxiom Corp.*	4,364	130,702
CACI International, Inc., Class A*	1,389	234,115
Cardtronics plc, Class A*	2,249	54,381
Cass Information Systems, Inc.	645	44,389
ConvergeOne Holdings, Inc. (x)	1,375	12,911
Convergys Corp.	5,188	126,795
CSG Systems International, Inc.	1,873	76,550
Everi Holdings, Inc.*	3,932	28,310
Evertec, Inc.	3,449	75,361
Exela Technologies, Inc. (x)*	2,626	12,474
ExlService Holdings, Inc.*	1,892	107,106
Hackett Group, Inc. (The)	1,328	21,341
Information Services Group, Inc.*	1,996	8,184
ManTech International Corp., Class A	1,498	80,353
MAXIMUS, Inc.	3,678	228,440
MoneyGram International, Inc.*	1,798	12,029
Perficient, Inc.*	1,986	52,371

Perspecta, Inc.	8,124	166,948
PFSweb, Inc.*	801	7,786
Presidio, Inc. (x)*	1,647	21,576
PRGX Global, Inc.*	1,069	10,369
Science Applications International Corp.	2,386	193,098
ServiceSource International, Inc.*	4,666	18,384
Sykes Enterprises, Inc.*	2,229	64,151
Syntel, Inc.*	2,012	64,565
Travelport Worldwide Ltd.	7,108	131,782
TTEC Holdings, Inc.	791	27,329
Unisys Corp. (x)*	2,919	37,655
Virtusa Corp.*	1,590	77,401

		2,126,856

Semiconductors & Semiconductor Equipment (3.7%)
ACM Research, Inc., Class A (x)*	444	4,786
Adesto Technologies Corp. (x)*	1,002	8,417
Advanced Energy Industries, Inc.*	31,044	1,803,346
Alpha & Omega Semiconductor Ltd.*	1,123	15,992
Ambarella, Inc. (x)*	1,835	70,849
Amkor Technology, Inc.*	5,529	47,494
Aquantia Corp.*	1,183	13,699
Axcelis Technologies, Inc.*	1,740	34,452
AXT, Inc.*	2,287	16,123
Brooks Automation, Inc.	3,929	128,164
Cabot Microelectronics Corp.	1,433	154,133
CEVA, Inc.*	1,260	38,052
Cirrus Logic, Inc.*	3,598	137,911
Cohu, Inc.	46,274	1,134,176
Cree, Inc.*	5,687	236,409
Diodes, Inc.*	2,228	76,799
Entegris, Inc.	8,016	271,742
FormFactor, Inc.*	4,111	54,676
Ichor Holdings Ltd.*	1,428	30,302
Impinj, Inc. (x)*	1,031	22,795
Inphi Corp. (x)*	2,451	79,927
Integrated Device Technology, Inc.*	7,423	236,645
Kopin Corp. (x)*	3,432	9,816
Kulicke & Soffa Industries, Inc.	32,200	767,004
Lattice Semiconductor Corp.*	6,803	44,628
MACOM Technology Solutions Holdings, Inc. (x)*	2,561	59,005
MaxLinear, Inc.*	3,526	54,970
MKS Instruments, Inc.	2,995	286,622
Nanometrics, Inc.*	1,275	45,148
NeoPhotonics Corp. (x)*	1,884	11,737
NVE Corp.	268	32,637
PDF Solutions, Inc.*	1,688	20,222
Photronics, Inc.*	3,632	28,965
Power Integrations, Inc.	1,598	116,734
Rambus, Inc.*	5,984	75,039
Rudolph Technologies, Inc.*	1,772	52,451
Semtech Corp.*	3,628	170,697
Sigma Designs, Inc.*	2,234	13,627
Silicon Laboratories, Inc.*	2,421	241,132
SMART Global Holdings, Inc. (x)*	525	16,732
SunPower Corp. (x)*	3,475	26,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Synaptics, Inc.*	44,662	$2,249,626
Ultra Clean Holdings, Inc.*	2,187	36,304
Veeco Instruments, Inc.*	2,723	38,803
Versum Materials, Inc.	55,946	2,078,395
Xcerra Corp.*	3,129	43,712
Xperi Corp.	2,658	42,794

		11,180,342

Software (1.1%)
8x8, Inc.*	5,137	102,997
A10 Networks, Inc.*	2,790	17,382
ACI Worldwide, Inc.*	6,401	157,913
Agilysys, Inc.*	989	15,330
Altair Engineering, Inc., Class A*	1,408	48,125
American Software, Inc., Class A	1,687	24,580
Asure Software, Inc.*	549	8,757
Avaya Holdings Corp.*	5,909	118,653
Blackbaud, Inc.	2,733	279,996
Blackline, Inc.*	1,832	79,564
Bottomline Technologies de, Inc.*	2,273	113,264
Carbon Black, Inc. (x)*	457	11,882
CommVault Systems, Inc.*	2,225	146,516
Digimarc Corp. (x)*	613	16,428
Ebix, Inc. (x)	1,362	103,853
Ellie Mae, Inc. (x)*	1,935	200,930
Everbridge, Inc.*	1,481	70,229
ForeScout Technologies, Inc.*	1,630	55,844
Glu Mobile, Inc.*	6,183	39,633
HubSpot, Inc.*	2,051	257,195
Imperva, Inc.*	1,973	95,197
MicroStrategy, Inc., Class A*	539	68,857
Mitek Systems, Inc.*	1,879	16,723
MobileIron, Inc.*	3,998	17,791
Model N, Inc.*	1,444	26,858
Monotype Imaging Holdings, Inc.	2,401	48,740
OneSpan, Inc.*	1,776	34,898
Park City Group, Inc. (x)*	738	5,830
Paylocity Holding Corp.*	1,641	96,589
Progress Software Corp.	2,528	98,137
PROS Holdings, Inc.*	1,571	57,451
QAD, Inc., Class A	598	29,990
Qualys, Inc.*	1,908	160,844
Rapid7, Inc.*	2,034	57,399
Rimini Street, Inc. (x)*	421	2,758
Rosetta Stone, Inc.*	1,095	17,553
SailPoint Technologies Holding, Inc.*	2,120	52,025
SecureWorks Corp., Class A (x)*	567	7,059
Telenav, Inc.*	1,705	9,548
TiVo Corp.	6,850	92,133
Upland Software, Inc.*	883	30,349
Varonis Systems, Inc.*	1,569	116,891
Verint Systems, Inc.*	3,605	159,882
VirnetX Holding Corp. (x)*	3,148	10,703
Workiva, Inc.*	1,557	37,991
Zix Corp.*	2,988	16,105
Zscaler, Inc. (x)*	783	27,992

		3,265,364

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	6,177	85,304
Avid Technology, Inc.*	1,681	8,741

Cray, Inc.*	2,342	57,613
Diebold Nixdorf, Inc. (x)	4,318	51,600
Eastman Kodak Co. (x)*	1,052	3,998
Electronics For Imaging, Inc.*	2,501	81,433
Immersion Corp.*	1,807	27,900
Stratasys Ltd. (x)*	2,849	54,530
Super Micro Computer, Inc.*	2,297	54,324
USA Technologies, Inc.*	2,922	40,908

		466,351

Total Information Technology		35,225,507

Materials (5.2%)
Chemicals (2.5%)
A Schulman, Inc.	19,862	883,858
Advanced Emissions Solutions, Inc. (x)	261	2,965
AdvanSix, Inc.*	1,732	63,443
AgroFresh Solutions, Inc.*	1,755	12,303
American Vanguard Corp.	1,665	38,212
Balchem Corp.	1,813	177,928
Chase Corp.	390	45,728
Core Molding Technologies, Inc.	74	1,057
Ferro Corp.*	4,831	100,726
Flotek Industries, Inc.*	3,436	11,098
FutureFuel Corp.	1,523	21,337
GCP Applied Technologies, Inc.*	4,043	117,045
Hawkins, Inc.	616	21,776
HB Fuller Co.	2,852	153,095
Ingevity Corp.*	18,401	1,487,904
Innophos Holdings, Inc.	1,141	54,312
Innospec, Inc.	1,371	104,950
Intrepid Potash, Inc. (x)*	5,841	23,948
KMG Chemicals, Inc.	830	61,237
Koppers Holdings, Inc.*	1,159	44,448
Kraton Corp.*	1,749	80,699
Kronos Worldwide, Inc.	1,331	29,987
LSB Industries, Inc. (x)*	1,302	6,901
Marrone Bio Innovations, Inc. (x)*	2,971	5,467
Minerals Technologies, Inc.	36,580	2,756,302
OMNOVA Solutions, Inc.*	2,464	25,626
PolyOne Corp.	4,458	192,675
PQ Group Holdings, Inc.*	2,059	37,062
Quaker Chemical Corp.	748	115,843
Rayonier Advanced Materials, Inc.	2,784	47,579
Sensient Technologies Corp.	2,407	172,221
Stepan Co.	1,147	89,477
Trecora Resources*	1,141	16,944
Tredegar Corp.	1,449	34,052
Trinseo SA	2,471	175,317
Tronox Ltd., Class A	5,297	104,245
Valhi, Inc.	1,231	5,860

		7,323,627

Construction Materials (0.1%)
Forterra, Inc.*	1,012	9,847
Summit Materials, Inc., Class A*	6,340	166,424
United States Lime & Minerals, Inc.	141	11,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

US Concrete, Inc. (x)*	911	$47,828

		235,929

Containers & Packaging (0.0%)
Greif, Inc., Class A	1,441	76,214
Greif, Inc., Class B	323	18,605
Myers Industries, Inc.	1,723	33,082
UFP Technologies, Inc.*	388	11,970

		139,871

Metals & Mining (2.3%)
AK Steel Holding Corp. (x)*	17,265	74,930
Allegheny Technologies, Inc.*	7,085	177,975
Carpenter Technology Corp.	43,156	2,268,710
Century Aluminum Co.*	2,767	43,580
Cleveland-Cliffs, Inc. (x)*	16,804	141,658
Coeur Mining, Inc.*	10,146	77,110
Commercial Metals Co.	6,504	137,299
Compass Minerals International, Inc. (x)	1,904	125,188
Gold Resource Corp.	3,091	20,370
Haynes International, Inc.	695	25,534
Hecla Mining Co.	22,351	77,781
Kaiser Aluminum Corp.	933	97,135
Klondex Mines Ltd.*	7,646	17,662
Materion Corp.	1,133	61,352
OceanaGold Corp.	583,550	1,620,171
Olympic Steel, Inc.	512	10,450
Ramaco Resources, Inc.*	498	3,466
Reliance Steel & Aluminum Co.	17,641	1,544,293
Ryerson Holding Corp.*	738	8,229
Schnitzer Steel Industries, Inc., Class A	1,477	49,775
SunCoke Energy, Inc.*	3,736	50,062
Synalloy Corp.	421	8,399
Tahoe Resources, Inc.	17,540	86,297
TimkenSteel Corp.*	2,316	37,867
Universal Stainless & Alloy Products, Inc.*	374	8,853
Warrior Met Coal, Inc.	2,027	55,884
Worthington Industries, Inc.	2,410	101,148

		6,931,178

Paper & Forest Products (0.3%)
Boise Cascade Co.	2,196	98,161
Clearwater Paper Corp.*	933	21,552
KapStone Paper and Packaging Corp.	4,970	171,465
Louisiana-Pacific Corp.	8,255	224,701
Neenah, Inc.	923	78,317
PH Glatfelter Co.	16,623	325,645
Schweitzer-Mauduit International, Inc.	1,745	76,291
Verso Corp., Class A*	1,964	42,737

		1,038,869

Total Materials		15,669,474

Real Estate (6.0%)
Equity Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	4,568	125,026
Agree Realty Corp. (REIT)	1,730	91,292

Alexander & Baldwin, Inc. (REIT)	3,876	91,086
Alexander’s, Inc. (REIT)	124	47,446
American Assets Trust, Inc. (REIT)	2,233	85,502
Americold Realty Trust (REIT)	3,017	66,434
Armada Hoffler Properties, Inc. (REIT)	2,592	38,621
Ashford Hospitality Trust, Inc. (REIT)	4,801	38,888
Bluerock Residential Growth REIT, Inc. (REIT) (x)	1,254	11,186
Braemar Hotels & Resorts, Inc. (REIT)	1,629	18,603
Brandywine Realty Trust (REIT)	119,600	2,018,847
BRT Apartments Corp. (REIT)	437	5,572
CareTrust REIT, Inc. (REIT)	4,065	67,845
CatchMark Timber Trust, Inc. (REIT), Class A	2,757	35,097
CBL & Associates Properties, Inc. (REIT) (x)	9,595	53,444
Cedar Realty Trust, Inc. (REIT)	4,624	21,825
Chatham Lodging Trust (REIT)	2,582	54,790
Chesapeake Lodging Trust (REIT)	3,449	109,126
City Office REIT, Inc. (REIT)	2,075	26,622
Clipper Realty, Inc. (REIT)	979	8,361
Community Healthcare Trust, Inc. (REIT)	1,011	30,199
CoreCivic, Inc. (REIT)	6,751	161,281
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	689	25,906
CorePoint Lodging, Inc. (REIT)*	2,358	61,072
Cousins Properties, Inc. (REIT)	23,574	228,432
DiamondRock Hospitality Co. (REIT)	11,370	139,624
Easterly Government Properties, Inc. (REIT)	2,611	51,593
EastGroup Properties, Inc. (REIT)	1,964	187,680
Education Realty Trust, Inc. (REIT)	4,219	175,089
Farmland Partners, Inc. (REIT) (x)	1,753	15,426
First Industrial Realty Trust, Inc. (REIT)	7,094	236,514
Four Corners Property Trust, Inc. (REIT)	3,557	87,609
Franklin Street Properties Corp. (REIT)	6,181	52,909
Front Yard Residential Corp. (REIT)	2,905	30,270
GEO Group, Inc. (The) (REIT)	6,898	189,971
Getty Realty Corp. (REIT)	1,856	52,284
Gladstone Commercial Corp. (REIT)	1,600	30,752
Gladstone Land Corp. (REIT)	657	8,324
Global Medical REIT, Inc. (REIT)	961	8,514
Global Net Lease, Inc. (REIT)	3,895	79,575
Government Properties Income Trust (REIT)	4,878	77,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Gramercy Property Trust (REIT)	9,096	$248,503
Healthcare Realty Trust, Inc. (REIT)	6,874	199,896
Hersha Hospitality Trust (REIT)	2,102	45,088
Highwoods Properties, Inc. (REIT)	37,000	1,877,010
Independence Realty Trust, Inc. (REIT)	4,978	51,323
Industrial Logistics Properties Trust (REIT)	1,162	25,971
InfraREIT, Inc. (REIT)	2,506	55,558
Innovative Industrial Properties, Inc. (REIT) (x)	360	13,183
Investors Real Estate Trust (REIT)	6,288	34,773
iStar, Inc. (REIT)*	3,578	38,607
Jernigan Capital, Inc. (REIT)	770	14,676
Kite Realty Group Trust (REIT)	4,725	80,703
LaSalle Hotel Properties (REIT)	6,344	217,155
Lexington Realty Trust (REIT)	11,958	104,393
LTC Properties, Inc. (REIT)	37,387	1,597,920
Mack-Cali Realty Corp. (REIT)	5,169	104,827
MedEquities Realty Trust, Inc. (REIT)	1,603	17,665
Monmouth Real Estate Investment Corp. (REIT)	4,339	71,724
National Health Investors, Inc. (REIT)	2,328	171,527
National Storage Affiliates Trust (REIT)	2,855	87,991
New Senior Investment Group, Inc. (REIT)	4,734	35,836
NexPoint Residential Trust, Inc. (REIT)	933	26,544
NorthStar Realty Europe Corp. (REIT)	2,694	39,036
One Liberty Properties, Inc. (REIT)	909	24,007
Pebblebrook Hotel Trust (REIT)	3,891	150,971
Pennsylvania REIT (REIT) (x)	3,959	43,509
Physicians Realty Trust (REIT)	10,466	166,828
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,326	146,007
PotlatchDeltic Corp. (REIT)	3,496	177,772
Preferred Apartment Communities, Inc. (REIT), Class A	2,147	36,478
PS Business Parks, Inc. (REIT)	1,147	147,390
QTS Realty Trust, Inc. (REIT), Class A	2,891	114,195
Quality Care Properties, Inc. (REIT)*	5,366	115,423
Ramco-Gershenson Properties Trust (REIT)	4,521	59,722
Retail Opportunity Investments Corp. (REIT)	6,371	122,068
Retail Properties of America, Inc. (REIT), Class A	164,795	2,106,079
Rexford Industrial Realty, Inc. (REIT)	4,582	143,829
RLJ Lodging Trust (REIT)	9,870	217,634
Ryman Hospitality Properties, Inc. (REIT)	2,542	211,367

Sabra Health Care REIT, Inc. (REIT)	10,104	219,560
Safety Income & Growth, Inc. (REIT)	615	11,667
Saul Centers, Inc. (REIT)	708	37,935
Select Income REIT (REIT)	3,646	81,926
Seritage Growth Properties (REIT), Class A (x)	1,830	77,647
Spirit MTA REIT (REIT)*	2,407	24,792
STAG Industrial, Inc. (REIT)	5,681	154,694
Summit Hotel Properties, Inc. (REIT)	5,737	82,096
Sunstone Hotel Investors, Inc. (REIT)	103,751	1,724,342
Tanger Factory Outlet Centers, Inc. (REIT) (x)	5,200	122,148
Terreno Realty Corp. (REIT)	3,134	118,058
Tier REIT, Inc. (REIT)	2,788	66,299
UMH Properties, Inc. (REIT)	1,769	27,154
Universal Health Realty Income Trust (REIT)	741	47,409
Urban Edge Properties (REIT)	6,267	143,326
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	37,928
Washington Prime Group, Inc. (REIT)	10,309	83,606
Washington REIT (REIT)	4,580	138,911
Whitestone REIT (REIT)	2,145	26,770
Xenia Hotels & Resorts, Inc. (REIT)	6,127	149,254

		17,464,663

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA (x)*	583	17,006
Consolidated-Tomoka Land Co.	218	13,409
Forestar Group, Inc. (x)*	556	11,537
FRP Holdings, Inc.*	401	25,965
Griffin Industrial Realty, Inc.	60	2,639
HFF, Inc., Class A	2,126	73,028
Kennedy-Wilson Holdings, Inc.	7,127	150,737
Marcus & Millichap, Inc.*	1,103	43,028
Maui Land & Pineapple Co., Inc.*	397	4,446
Newmark Group, Inc., Class A	1,322	18,812
RE/MAX Holdings, Inc., Class A	1,011	53,027
Redfin Corp. (x)*	4,189	96,724
RMR Group, Inc. (The), Class A	415	32,557
St Joe Co. (The)*	2,134	38,305
Stratus Properties, Inc.*	391	11,945
Tejon Ranch Co.*	1,174	28,528
Transcontinental Realty Investors, Inc. (x)*	124	4,148
Trinity Place Holdings, Inc.*	1,020	6,681

		632,522

Total Real Estate		18,097,185

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	549	28,971
Cincinnati Bell, Inc.*	2,482	38,967
Cogent Communications Holdings, Inc.	2,385	127,359

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Consolidated Communications Holdings, Inc. (x)	3,980	$49,193
Frontier Communications Corp. (x)	4,638	24,860
Hawaiian Telcom Holdco, Inc.*	398	11,510
Intelsat SA*	2,257	37,602
Iridium Communications, Inc.*	5,423	87,310
Ooma, Inc.*	1,056	14,942
ORBCOMM, Inc.*	4,108	41,491
pdvWireless, Inc.*	511	12,749
Vonage Holdings Corp.*	12,495	161,061
Windstream Holdings, Inc.*	2,319	12,221

		648,236

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,300	51,957
NII Holdings, Inc. (x)*	4,989	19,457
Shenandoah Telecommunications Co.	2,642	86,394
Spok Holdings, Inc.	961	14,463

		172,271

Total Telecommunication Services		820,507

Utilities (3.1%)
Electric Utilities (0.8%)
ALLETE, Inc.	2,921	226,115
El Paso Electric Co.	2,297	135,753
Genie Energy Ltd., Class B	92	456
IDACORP, Inc.	15,835	1,460,619
MGE Energy, Inc.	1,995	125,785
Otter Tail Corp.	2,246	106,910
PNM Resources, Inc.	4,513	175,556
Portland General Electric Co.	5,084	217,392
Spark Energy, Inc., Class A (x)	628	6,123

		2,454,709

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	895	71,555
New Jersey Resources Corp.	4,924	220,349
Northwest Natural Gas Co.	1,621	103,420
ONE Gas, Inc.	2,953	220,707
RGC Resources, Inc.	392	11,439
South Jersey Industries, Inc. (x)	4,868	162,932
Southwest Gas Holdings, Inc.	2,736	208,675
Spire, Inc.	29,556	2,088,130
WGL Holdings, Inc.	2,910	258,263

		3,345,470

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp. (x)*	7,535	16,577
NRG Yield, Inc., Class A	2,022	34,475
NRG Yield, Inc., Class C	3,713	63,864
Ormat Technologies, Inc.	2,235	118,880
Pattern Energy Group, Inc., Class A (x)	4,611	86,456
TerraForm Power, Inc., Class A	4,126	48,274

		368,526

Multi-Utilities (0.8%)
Avista Corp.	3,711	195,421
Black Hills Corp. (x)	30,438	1,863,111
NorthWestern Corp.	2,844	162,819
Unitil Corp.	807	41,189

		2,262,540

Water Utilities (0.3%)
American States Water Co.	2,061	117,807
AquaVenture Holdings Ltd.*	705	10,984
Artesian Resources Corp., Class A	433	16,787
Cadiz, Inc. (x)*	1,274	16,689
California Water Service Group	2,720	105,944
Connecticut Water Service, Inc.	5,679	370,952
Consolidated Water Co. Ltd.	995	12,836
Global Water Resources, Inc.	477	4,484
Middlesex Water Co.	914	38,543
Pure Cycle Corp.*	984	9,397
SJW Group	972	64,366
York Water Co. (The)	791	25,154

		793,943

Total Utilities		9,225,188

Total Common Stocks (88.8%) (Cost $188,792,790)		265,897,154

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp. 6.625%, 5/15/21	$1,057,000	1,054,358

Total Energy		1,054,358

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc. 6.000%, 3/1/27	246,000	244,155

Total Industrials		244,155

Total Corporate Bonds		1,298,513

Total Long-Term Debt Securities (0.4%) (Cost $1,271,690)		1,298,513

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR* (Cost $—) (r)	9,594	7,987

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.8%)
JPMorgan Prime Money Market Fund, IM Shares	20,249,540	20,253,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (5.9%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $1,000,177, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $1,020,000. (xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $900,149, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $918,000. (xx)	900,000	900,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,000,424, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,054,288. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $306,002. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $612,001. (xx)	600,000	600,000

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $612,002. (xx)	600,000	600,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,000,183, collateralized by various Common Stocks; total market value $1,112,195. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,020,465. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,928,956, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,968,104. (xx)	1,928,634	1,928,634
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $3,060,046. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,800,485, collateralized by various Common Stocks; total market value $3,116,095. (xx)	2,800,000	2,800,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,700,468, collateralized by various Common Stocks; total market value $3,004,806. (xx)	2,700,000	2,700,000

Total Repurchase Agreements		17,828,634

Total Short-Term Investments (12.7%) (Cost $38,082,844)		38,082,224

Total Investments in Securities (101.9%) (Cost $228,147,324)		305,285,878
Other Assets Less Liabilities (-1.9%)		(5,621,126)

Net Assets (100%)		$299,664,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $8,188 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $17,390,135. This was secured by cash collateral of $17,828,634 which was subsequently invested in joint repurchase agreements with a total value of $17,828,634, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $97,661 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/18 - 2/15/48.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A*	1,023	22,864	—	—	—	(2,762)	20,102	—	—
PennyMac Mortgage Investment Trust (REIT)	3,195	64,682	—	(14,712)	(1,809)	12,512	60,673	1,502	—

Total		87,546	—	(14,712)	(1,809)	9,750	80,775	1,502	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	351	9/2018	USD	28,913,625	(499,021)

					(499,021)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,929,946	$—	$—	$26,929,946
Consumer Staples	8,134,706	1,804,277	—	9,938,983
Energy	13,640,854	3,021,172	—	16,662,026
Financials	60,951,225	—	—	60,951,225
Health Care	21,507,160	—	—	21,507,160
Industrials	50,860,584	9,369	—	50,869,953
Information Technology	35,225,507	—	—	35,225,507
Materials	15,669,474	—	—	15,669,474
Real Estate	18,094,546	2,639	—	18,097,185
Telecommunication Services	820,507	—	—	820,507
Utilities	9,225,188	—	—	9,225,188
Corporate Bonds
Energy	—	1,054,358	—	1,054,358
Industrials	—	244,155	—	244,155
Rights
Health Care	—	—	7,987	7,987
Short-Term Investments
Investment Company	20,253,590	—	—	20,253,590
Repurchase Agreements	—	17,828,634	—	17,828,634

Total Assets	$281,313,287	$23,964,604	$7,987	$305,285,878

Liabilities:
Futures	$(499,021)	$—	$—	$(499,021)

Total Liabilities	$(499,021)	$—	$—	$(499,021)

Total	$280,814,266	$23,964,604	$7,987	$304,786,857

(a)	A security with a market value of $13,864 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $4,660 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealizeddepreciation	$(499,021	)*

Total		$(499,021)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$2,658,222	$2,658,222

Total	$2,658,222	$2,658,222

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(727,948)	$(727,948)

Total	$(727,948)	$(727,948)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $27,428,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 7%)*	$53,813,184
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 10%)*	$64,565,178

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,366,159
Aggregate gross unrealized depreciation	(9,035,808)

Net unrealized appreciation	$76,330,351

Federal income tax cost of investments in securities and derivative instruments, if applicable	$228,456,506

For the six months ended June 30, 2018, the Portfolio incurred approximately $3,250 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $101,084)	$80,775
Unaffiliated Issuers (Cost $210,217,606)	287,376,469
Repurchase Agreements (Cost $17,828,634)	17,828,634
Cash	12,142,642
Foreign cash (Cost $28)	26
Cash held as collateral at broker	1,113,600
Dividends, interest and other receivables	295,194
Receivable for securities sold	110,782
Securities lending income receivable	17,601
Receivable from Separate Accounts for Portfolio shares sold	5,331
Due from Custodian	3,045
Other assets	3,145

Total assets	318,977,244

LIABILITIES
Payable for return of collateral on securities loaned	17,828,634
Payable for securities purchased	753,881
Payable to Separate Accounts for Portfolio shares redeemed	342,923
Investment management fees payable	165,587
Due to broker for futures variation margin	56,157
Distribution fees payable – Class IB	32,482
Administrative fees payable	30,519
Due to Custodian	721
Distribution fees payable – Class IA	703
Trustees’ fees payable	94
Accrued expenses	100,791

Total liabilities	19,312,492

NET ASSETS	$299,664,752

Net assets were comprised of:
Paid in capital	$202,637,326
Accumulated undistributed net investment income (loss)	1,241,494
Accumulated undistributed net realized gain (loss)	19,145,792
Net unrealized appreciation (depreciation)	76,640,140

Net assets	$299,664,752

Class IA
Net asset value, offering and redemption price per share, $3,078,476 / 167,396 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.39

Class IB
Net asset value, offering and redemption price per share, $155,330,115 / 8,437,884 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.41

Class K
Net asset value, offering and redemption price per share, $141,256,161 / 7,672,628 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.41

(x)	Includes value of securities on loan of $17,390,135.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($1,502 of dividend income received from affiliates) (net of $4,562 foreign withholding tax)	$2,245,525
Interest	121,789
Securities lending (net)	124,340

Total income	2,491,654

EXPENSES
Investment management fees	1,036,225
Distribution fees – Class IB	192,779
Administrative fees	178,993
Custodian fees	65,357
Professional fees	30,076
Printing and mailing expenses	10,993
Distribution fees – Class IA	4,241
Trustees’ fees	3,269
Miscellaneous	6,130

Gross expenses	1,528,063
Less: Waiver from investment manager	(72,397)

Net expenses	1,455,666

NET INVESTMENT INCOME (LOSS)	1,035,988

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(1,809) of realized gain (loss) from affiliates)	19,218,848
Futures contracts	2,658,222
Foreign currency transactions	704

Net realized gain (loss)	21,877,774

Change in unrealized appreciation (depreciation) on:
Investments in securities ($9,750 of change in unrealized appreciation (depreciation) from affiliates)	(8,242,892)
Futures contracts	(727,948)
Foreign currency translations	(406)

Net change in unrealized appreciation (depreciation)	(8,971,246)

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,906,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,942,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,035,988	$1,593,289
Net realized gain (loss)	21,877,774	33,423,009
Net change in unrealized appreciation (depreciation)	(8,971,246)	(1,872,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,942,516	33,144,122

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(16,111)
Class IB	—	(720,920)
Class K	—	(946,948)

	—	(1,683,979)

Distributions from net realized capital gains
Class IA	—	(308,602)
Class IB	—	(13,824,167)
Class K	—	(12,020,460)

	—	(26,153,229)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(27,837,208)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,291 and 20,535 shares, respectively ]	40,263	367,190
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,880 shares, respectively ]	—	324,713
Capital shares repurchased [ (36,814) and (51,871) shares, respectively ]	(664,611)	(917,825)

Total Class IA transactions	(624,348)	(225,922)

Class IB
Capital shares sold [ 238,363 and 951,668 shares, respectively ]	4,298,685	16,916,385
Capital shares issued in reinvestment of dividends and distributions [ 0 and 844,866 shares, respectively ]	—	14,545,087
Capital shares repurchased [ (907,154) and (2,293,843) shares, respectively ]	(16,178,296)	(40,675,525)

Total Class IB transactions	(11,879,611)	(9,214,053)

Class K
Capital shares sold [ 6,206 and 27,588 shares, respectively ]	110,680	483,513
Capital shares issued in reinvestment of dividends and distributions [ 0 and 754,178 shares, respectively ]	—	12,967,408
Capital shares repurchased [ (277,895) and (851,284) shares, respectively ]	(4,957,242)	(15,139,678)

Total Class K transactions	(4,846,562)	(1,688,757)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,350,521)	(11,128,732)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,408,005)	(5,821,818)
NET ASSETS:
Beginning of period	303,072,757	308,894,575

End of period (a)	$299,664,752	$303,072,757

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,241,494	$205,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$17.56	$17.32		$13.91	$14.92	$14.61	$10.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07	##	0.02	0.03	— #	0.01
Net realized and unrealized gain (loss)	0.78	1.92		3.45	(1.01)	0.31	3.91

Total from investment operations	0.83	1.99		3.47	(0.98)	0.31	3.92

Less distributions:
Dividends from net investment income	—	(0.09)		(0.06)	(0.03)	— #	(0.01)
Distributions from net realized gains	—	(1.66)		—	—	—	—

Total dividends and distributions	—	(1.75)		(0.06)	(0.03)	— #	(0.01)

Net asset value, end of period	$18.39	$17.56		$17.32	$13.91	$14.92	$14.61

Total return (b)	4.73%	11.72%		24.92%	(6.54)%	2.14%	36.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,078	$3,545		$3,712	$3,249	$4,153	$5,840
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%		1.13%	1.13%	1.14%	1.16%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.10%		1.13%	1.13%	1.14%	1.16%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.14%		1.15%	1.13%	1.14%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.58%	0.42	%(aa)	0.15%	0.19%	0.01%	0.11%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.58%	0.42	%(aa)	0.15%	0.19%	0.01%	0.11%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.53%	0.38	%(aa)	0.13%	0.19%	0.01%	0.11%
Portfolio turnover rate (z)^	21%	26%		23%	31%	17%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$17.58	$17.33		$13.93	$14.94	$14.63	$10.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07	##	0.02	0.03	— #	0.01
Net realized and unrealized gain (loss)	0.78	1.93		3.44	(1.01)	0.31	3.92

Total from investment operations	0.83	2.00		3.46	(0.98)	0.31	3.93

Less distributions:
Dividends from net investment income	—	(0.09)		(0.06)	(0.03)	— #	(0.01)
Distributions from net realized gains	—	(1.66)		—	—	—	—

Total dividends and distributions	—	(1.75)		(0.06)	(0.03)	— #	(0.01)

Net asset value, end of period	$18.41	$17.58		$17.33	$13.93	$14.94	$14.63

Total return (b)	4.72%	11.77%		24.82%	(6.53)%	2.13%	36.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155,330	$160,058		$166,454	$138,752	$162,636	$187,482
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%		1.13%	1.13%	1.14%	1.16%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.10%		1.13%	1.13%	1.14%	1.16%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.14%		1.15%	1.13%	1.14%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.58%	0.42	%(bb)	0.16%	0.19%	0.02%	0.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.58%	0.42	%(bb)	0.16%	0.19%	0.02%	0.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.53%	0.38	%(bb)	0.13%	0.19%	0.02%	0.10%
Portfolio turnover rate (z)^	21%	26%		23%	31%	17%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$17.56	$17.31		$13.91	$14.92	$14.61	$10.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	##	0.06	0.06	0.04	0.04
Net realized and unrealized gain (loss)	0.78	1.92		3.44	(1.00)	0.31	3.92

Total from investment operations	0.85	2.04		3.50	(0.94)	0.35	3.96

Less distributions:
Dividends from net investment income	—	(0.13)		(0.10)	(0.07)	(0.04)	(0.05)
Distributions from net realized gains	—	(1.66)		—	—	—	—

Total dividends and distributions	—	(1.79)		(0.10)	(0.07)	(0.04)	(0.05)

Net asset value, end of period	$18.41	$17.56		$17.31	$13.91	$14.92	$14.61

Total return (b)	4.84%	12.05%		25.17%	(6.30)%	2.39%	37.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141,256	$139,469		$138,729	$127,379	$189,977	$209,129
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%		0.88%	0.88%	0.89%	0.91%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.85%		0.88%	0.88%	0.89%	0.91%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.89%		0.90%	0.88%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.67	%(cc)	0.40%	0.43%	0.28%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.83%	0.67	%(cc)	0.40%	0.43%	0.28%	0.35%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.62	%(cc)	0.38%	0.43%	0.28%	0.35%
Portfolio turnover rate (z)^	21%	26%		23%	31%	17%	12%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05, $0.05, and $0.09 for Class IA, Class IB, and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.28% for income after waivers and reimbursements, 0.28% after waivers, reimbursements, and fees paid indirectly and 0.23% before waivers, reimbursements, and fees paid indirectly.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.28% for income after waivers and reimbursements, 0.28% after waivers, reimbursements, and fees paid indirectly and 0.23% before waivers, reimbursements, and fees paid indirectly.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.53% for income after waivers and reimbursements, 0.53% after waivers, reimbursements, and fees paid indirectly and 0.48% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	38.7%
Exchange Traded Funds	30.2
Investment Companies	26.2
Cash and Other	4.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$999.05	$5.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.20	5.65

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	73,584	$20,092,111
SPDR S&P 500 ETF Trust	407,940	110,665,963
Vanguard S&P 500 ETF	80,649	20,122,732

Total Exchange Traded Funds (30.2%) (Cost $130,795,576)		150,880,806

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (38.7%)
U.S. Treasury Notes 2.250%, 2/15/27	$203,070,000	193,800,180

Total Long-Term Debt Securities (38.7%) (Cost $193,474,594)		193,800,180

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (26.2%)
Goldman Sachs Financial Square Funds – Government Fund‡	24,647,082	24,647,082
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	24,144,080	24,144,080

Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	23,892,579	$23,892,579
JPMorgan Prime Money Market Fund, IM Shares	58,505,121	58,516,822

Total Investment Companies		131,200,563

Total Short-Term Investments (26.2%) (Cost $131,200,477)		131,200,563

Total Investments in Securities (95.1%) (Cost $455,470,647)		475,881,549
Other Assets Less Liabilities (4.9%)		24,512,707

Net Assets (100%)		$500,394,256

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds – Government Fund	24,647,082	21,877,467	2,769,615	—	—	—	24,647,082	164,149	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	24,144,080	21,430,988	2,713,092	—	—	—	24,144,080	159,915	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	23,892,579	21,207,748	2,684,831	—	—	—	23,892,579	156,871	—

Total		64,516,203	8,167,538	—	—	—	72,683,741	480,935	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	952	9/2018	EUR	37,699,293	(893,663)
FTSE 100 Index	249	9/2018	GBP	24,979,877	(162,358)
Russell 2000 E-Mini Index	302	9/2018	USD	24,877,250	(436,665)
S&P Midcap 400 E-Mini Index	190	9/2018	USD	37,165,900	(962,962)
TOPIX Index	159	9/2018	JPY	24,852,053	(599,806)

					(3,055,454)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$150,880,806	$—	$—	$150,880,806
Short-Term Investments
Investment Companies	131,200,563	—	—	131,200,563
U.S. Treasury Obligations	—	193,800,180	—	193,800,180

Total Assets	$282,081,369	$193,800,180	$—	$475,881,549

Liabilities:
Futures	$(3,055,454)	$—	$—	$(3,055,454)

Total Liabilities	$(3,055,454)	$—	$—	$(3,055,454)

Total	$279,025,915	$193,800,180	$—	$472,826,095

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,055,454	)*

Total		$(3,055,454)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$5,385,583	$5,385,583

Total	$5,385,583	$5,385,583

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(3,557,180)	$(3,557,180)

Total	$(3,557,180)	$(3,557,180)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately 140,479,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$272,079,237
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$229,092,878

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,224,874
Aggregate gross unrealized depreciation	(3,065,926)

Net unrealized appreciation	$17,158,948

Federal income tax cost of investments in securities and derivative instruments, if applicable	$455,667,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $72,683,741)	$72,683,741
Unaffiliated Issuers (Cost $382,786,906)	403,197,808
Cash	16,093,000
Cash held as collateral at broker	6,925,591
Dividends, interest and other receivables	2,599,369
Due from broker for futures variation margin	632,979
Receivable from Separate Accounts for Portfolio shares sold	282,939
Securities lending income receivable	669
Receivable from sub-adviser	197
Other assets	4,866

Total assets	502,421,159

LIABILITIES
Payable for securities purchased	1,510,551
Investment management fees payable	300,369
Distribution fees payable – Class IB	102,748
Administrative fees payable	49,986
Payable to Separate Accounts for Portfolio shares redeemed	15,609
Accrued expenses	47,640

Total liabilities	2,026,903

NET ASSETS	$500,394,256

Net assets were comprised of:
Paid in capital	$482,187,272
Accumulated undistributed net investment income (loss)	2,299,097
Accumulated undistributed net realized gain (loss)	(1,467,647)
Net unrealized appreciation (depreciation)	17,375,534

Net assets	$500,394,256

Class IB
Net asset value, offering and redemption price per share, $500,394,256 / 47,358,984 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$2,579,004
Dividends ($480,935 of dividend income received from affiliates)	2,317,582
Securities lending (net)	4,096

Total income	4,900,682

EXPENSES
Investment management fees	1,887,672
Distribution fees – Class IB	589,896
Administrative fees	285,320
Professional fees	33,049
Printing and mailing expenses	17,645
Trustees’ fees	5,064
Custodian fees	4,959
Miscellaneous	4,044

Gross expenses	2,827,649
Less: Waiver from investment manager	(165,151)

Net expenses	2,662,498

NET INVESTMENT INCOME (LOSS)	2,238,184

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(5,815,459)
Futures contracts	5,385,583
Foreign currency transactions	32,132

Net realized gain (loss)	(397,744)

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,286,363
Futures contracts	(3,557,180)
Foreign currency translations	10,227

Net change in unrealized appreciation (depreciation)	(2,260,590)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,658,334)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(420,150)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,238,184	$1,936,299
Net realized gain (loss)	(397,744)	18,018,804
Net change in unrealized appreciation (depreciation)	(2,260,590)	16,591,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(420,150)	36,546,263

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,957,177)
Distributions from net realized capital gains
Class IB	—	(25,351,436)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(27,308,613)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,816,394 and 12,001,613 shares, respectively ]	50,547,886	128,362,201
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,581,655 shares, respectively ]	—	27,308,613
Capital shares repurchased [ (290,917) and (329,954) shares, respectively ]	(3,060,016)	(3,532,530)

Total Class IB transactions	47,487,870	152,138,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	47,487,870	152,138,284

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,067,720	161,375,934
NET ASSETS:
Beginning of period	453,326,536	291,950,602

End of period (a)	$500,394,256	$453,326,536

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,299,097	$60,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,				May 1, 2015* to December 31, 2015
			2017		2016
Net asset value, beginning of period	$10.58		$10.22		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.06		0.03		0.03
Net realized and unrealized gain (loss)	(0.06)		0.99		0.55		(0.31)

Total from investment operations	(0.01)		1.05		0.58		(0.28)

Less distributions:
Dividends from net investment income	—		(0.05)		(0.03)		(0.02)
Distributions from net realized gains	—		(0.64)		(0.03)		—

Total dividends and distributions	—		(0.69)		(0.06)		(0.02)

Net asset value, end of period	$10.57		$10.58		$10.22		$9.70

Total return (b)	(0.09)%		10.39%		5.93%		(2.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$500,394		$453,327		$291,951		$110,993
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13	%(j)	1.17	%(k)	1.22	%(m)	1.23%
Before waivers (a)(f)	1.20%		1.20%		1.23%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.95%		0.52%		0.34%		0.50	%(l)
Before waivers (a)(f)	0.88%		0.49%		0.32%		0.40	%(l)
Portfolio turnover rate (z)^	72%		219%		54%		40%

Class K	January 1, 2016 to February 21, 2016‡		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.04
Net realized and unrealized gain (loss)	(0.26)		(0.31)

Total from investment operations	(0.26)		(0.27)

Less distributions:
Dividends from net investment income	—		(0.03)

Net asset value, end of period	$9.44		$9.70

Total return (b)	(2.68)%		(2.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,634
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.99%
Before waivers (a)(f)	1.03%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%		0.64	%(l)
Before waivers (a)(f)	(0.12)%		0.19	%(l)
Portfolio turnover rate^	54%		40	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	49.3%
Investment Company	17.0
Information Technology	6.9
Health Care	3.7
Financials	3.7
Consumer Discretionary	3.4
Industrials	2.5
Consumer Staples	1.8
Energy	1.7
U.S. Government Agency Security	1.5
Utilities	0.8
Real Estate	0.8
Materials	0.7
Exchange Traded Fund	0.6
Telecommunication Services	0.5
Cash and Other	5.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$995.25	$5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.99	5.86

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (3.4%)
Auto Components (0.0%)
Aptiv plc	770	$70,555
BorgWarner, Inc.	532	22,961
Goodyear Tire & Rubber Co. (The)	778	18,120

		111,636

Automobiles (0.1%)
Ford Motor Co.	11,007	121,847
General Motors Co.	3,722	146,647
Harley-Davidson, Inc.	475	19,988

		288,482

Distributors (0.0%)
Genuine Parts Co.	442	40,571
LKQ Corp.*	840	26,796

		67,367

Diversified Consumer Services (0.0%)
H&R Block, Inc.	706	16,083

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	1,136	65,104
Chipotle Mexican Grill, Inc.*	77	33,215
Darden Restaurants, Inc.	351	37,578
Hilton Worldwide Holdings, Inc.	826	65,386
Marriott International, Inc., Class A	858	108,623
McDonald’s Corp.	2,294	359,447
MGM Resorts International	1,451	42,123
Norwegian Cruise Line Holdings Ltd.*	609	28,775
Royal Caribbean Cruises Ltd.	481	49,832
Starbucks Corp.	4,072	198,917
Wynn Resorts Ltd.	245	40,998
Yum! Brands, Inc.	972	76,030

		1,106,028

Household Durables (0.1%)
DR Horton, Inc.	1,033	42,353
Garmin Ltd.	333	20,313
Leggett & Platt, Inc.	321	14,329
Lennar Corp., Class A	739	38,798
Mohawk Industries, Inc.*	186	39,854
Newell Brands, Inc.	1,414	36,467
PulteGroup, Inc.	858	24,668
Whirlpool Corp.	210	30,708

		247,490

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	1,160	1,971,768
Booking Holdings, Inc.*	141	285,820
Expedia Group, Inc.	339	40,744
Netflix, Inc.*	1,250	489,288
TripAdvisor, Inc.*	348	19,387

		2,807,007

Leisure Products (0.0%)
Hasbro, Inc.	296	27,323
Mattel, Inc.	880	14,450

		41,773

Media (0.6%)
CBS Corp. (Non-Voting), Class B	1,059	59,537
Charter Communications, Inc., Class A*	528	154,815
Comcast Corp., Class A	13,276	435,585
Discovery, Inc., Class A*	551	15,153
Discovery, Inc., Class C*	879	22,414
DISH Network Corp., Class A*	582	19,561
Interpublic Group of Cos., Inc. (The)	1,104	25,878
News Corp., Class A	1,222	18,941
News Corp., Class B	401	6,356
Omnicom Group, Inc.	707	53,923
Twenty-First Century Fox, Inc., Class A	3,028	150,462
Twenty-First Century Fox, Inc., Class B	1,264	62,277
Viacom, Inc., Class B	1,079	32,543
Walt Disney Co. (The)	4,348	455,713

		1,513,158

Multiline Retail (0.1%)
Dollar General Corp.	742	73,161
Dollar Tree, Inc.*	679	57,715
Kohl’s Corp.	524	38,200
Macy’s, Inc.	838	31,366
Nordstrom, Inc.	386	19,987
Target Corp.	1,525	116,083

		336,512

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	228	30,940
AutoZone, Inc.*	83	55,687
Best Buy Co., Inc.	766	57,128
CarMax, Inc.*	521	37,965
Foot Locker, Inc.	302	15,900
Gap, Inc. (The)	668	21,637
Home Depot, Inc. (The)	3,383	660,023
L Brands, Inc.	746	27,512
Lowe’s Cos., Inc.	2,370	226,501
O’Reilly Automotive, Inc.*	229	62,648
Ross Stores, Inc.	1,128	95,598
Tiffany & Co.	317	41,717
TJX Cos., Inc. (The)	1,842	175,322
Tractor Supply Co.	383	29,296
Ulta Beauty, Inc.*	156	36,420

		1,574,294

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	1,058	23,297
Michael Kors Holdings Ltd.*	476	31,702
NIKE, Inc., Class B	3,713	295,852
PVH Corp.	204	30,543
Ralph Lauren Corp.	178	22,378
Tapestry, Inc.	848	39,610
Under Armour, Inc., Class A*	367	8,250
Under Armour, Inc., Class C*	424	8,938
VF Corp.	966	78,748

		539,318

Total Consumer Discretionary		8,649,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	697	$34,160
Coca-Cola Co. (The)	11,151	489,083
Constellation Brands, Inc., Class A	503	110,092
Dr Pepper Snapple Group, Inc.	543	66,246
Molson Coors Brewing Co., Class B	548	37,286
Monster Beverage Corp.*	1,184	67,843
PepsiCo, Inc.	4,129	449,524

		1,254,234

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,255	262,270
Kroger Co. (The)	2,585	73,543
Sysco Corp.	1,354	92,465
Walgreens Boots Alliance, Inc.	2,450	147,037
Walmart, Inc.	4,196	359,387

		934,702

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,578	72,320
Campbell Soup Co.	479	19,419
Conagra Brands, Inc.	1,230	43,948
General Mills, Inc.	1,638	72,498
Hershey Co. (The)	425	39,551
Hormel Foods Corp.	719	26,754
JM Smucker Co. (The)	342	36,758
Kellogg Co.	774	54,079
Kraft Heinz Co. (The)	1,732	108,804
McCormick & Co., Inc. (Non-Voting)	371	43,069
Mondelez International, Inc., Class A	4,286	175,725
Tyson Foods, Inc., Class A	836	57,559

		750,484

Household Products (0.4%)
Church & Dwight Co., Inc.	705	37,478
Clorox Co. (The)	389	52,612
Colgate-Palmolive Co.	2,496	161,766
Kimberly-Clark Corp.	1,006	105,972
Procter & Gamble Co. (The)	7,291	569,135

		926,963

Personal Products (0.0%)
Coty, Inc., Class A	1,501	21,164
Estee Lauder Cos., Inc. (The), Class A	660	94,176

		115,340

Tobacco (0.3%)
Altria Group, Inc.	5,454	309,733
Philip Morris International, Inc.	4,447	359,050

		668,783

Total Consumer Staples		4,650,506

Energy (1.7%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,262	41,684
Halliburton Co.	2,458	110,757

Helmerich & Payne, Inc.	281	17,917
National Oilwell Varco, Inc.	1,179	51,169
Schlumberger Ltd.	3,989	267,382
TechnipFMC plc	1,185	37,612

		526,521

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	1,451	106,286
Andeavor	424	55,620
Apache Corp.	1,113	52,033
Cabot Oil & Gas Corp.	1,362	32,416
Chevron Corp.	5,517	697,513
Cimarex Energy Co.	259	26,351
Concho Resources, Inc.*	414	57,277
ConocoPhillips	3,380	235,316
Devon Energy Corp.	1,434	63,039
EOG Resources, Inc.	1,653	205,683
EQT Corp.	649	35,812
Exxon Mobil Corp.	12,227	1,011,539
Hess Corp.	800	53,512
HollyFrontier Corp.	482	32,983
Kinder Morgan, Inc.	5,351	94,552
Marathon Oil Corp.	2,498	52,108
Marathon Petroleum Corp.	1,391	97,593
Newfield Exploration Co.*	656	19,844
Noble Energy, Inc.	1,347	47,522
Occidental Petroleum Corp.	2,191	183,343
ONEOK, Inc.	1,189	83,028
Phillips 66	1,228	137,917
Pioneer Natural Resources Co.	485	91,781
Valero Energy Corp.	1,233	136,653
Williams Cos., Inc. (The)	2,278	61,757

		3,671,478

Total Energy		4,197,999

Financials (3.7%)
Banks (1.7%)
Bank of America Corp.	27,639	779,143
BB&T Corp.	2,220	111,977
Citigroup, Inc.	7,440	497,885
Citizens Financial Group, Inc.	1,412	54,927
Comerica, Inc.	482	43,823
Fifth Third Bancorp	1,963	56,338
Huntington Bancshares, Inc.	3,057	45,121
JPMorgan Chase & Co.	9,877	1,029,184
KeyCorp	2,942	57,487
M&T Bank Corp.	429	72,994
People’s United Financial, Inc.	1,068	19,320
PNC Financial Services Group, Inc. (The)	1,342	181,304
Regions Financial Corp.	3,134	55,723
SunTrust Banks, Inc.	1,365	90,117
SVB Financial Group*	152	43,892
US Bancorp	4,517	225,940
Wells Fargo & Co.	12,657	701,704
Zions Bancorp	595	31,351

		4,098,230

Capital Markets (0.8%)
Affiliated Managers Group, Inc.	158	23,490
Ameriprise Financial, Inc.	418	58,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Bank of New York Mellon Corp. (The)	2,867	$154,617
BlackRock, Inc.	362	180,652
Cboe Global Markets, Inc.	305	31,741
Charles Schwab Corp. (The)	3,508	179,259
CME Group, Inc.	991	162,445
E*TRADE Financial Corp.*	751	45,931
Franklin Resources, Inc.	968	31,024
Goldman Sachs Group, Inc. (The)	1,011	222,996
Intercontinental Exchange, Inc.	1,707	125,550
Jefferies Financial Services, Inc.	813	18,488
Moody’s Corp.	482	82,210
Morgan Stanley	4,037	191,354
MSCI, Inc.	261	43,177
Nasdaq, Inc.	369	33,679
Northern Trust Corp.	610	62,763
Raymond James Financial, Inc.	363	32,434
S&P Global, Inc.	725	147,820
State Street Corp.	1,044	97,186
T. Rowe Price Group, Inc.	687	79,754

		2,005,040

Consumer Finance (0.2%)
American Express Co.	2,110	206,781
Capital One Financial Corp.	1,437	132,060
Discover Financial Services	1,005	70,762
Synchrony Financial	2,159	72,067

		481,670

Diversified Financial Service (0.4%)
Berkshire Hathaway, Inc., Class B*	5,546	1,035,161

Insurance (0.6%)
Aflac, Inc.	2,286	98,344
Allstate Corp. (The)	998	91,087
American International Group, Inc.	2,558	135,625
Aon plc	731	100,271
Arthur J Gallagher & Co.	558	36,426
Assurant, Inc.	140	14,489
Brighthouse Financial, Inc.*	256	10,258
Chubb Ltd.	1,344	170,715
Cincinnati Financial Corp.	463	30,956
Everest Re Group Ltd.	112	25,814
Hartford Financial Services Group, Inc. (The)	1,088	55,629
Lincoln National Corp.	645	40,151
Loews Corp.	745	35,969
Marsh & McLennan Cos., Inc.	1,438	117,873
MetLife, Inc.	3,005	131,018
Principal Financial Group, Inc.	770	40,772
Progressive Corp. (The)	1,728	102,211
Prudential Financial, Inc.	1,225	114,550
Torchmark Corp.	300	24,423
Travelers Cos., Inc. (The)	792	96,893
Unum Group	673	24,894
Willis Towers Watson plc	395	59,882
XL Group Ltd.	703	39,333

		1,597,583

Total Financials		9,217,684

Health Care (3.7%)
Biotechnology (0.7%)
AbbVie, Inc.	4,586	424,892
Alexion Pharmaceuticals, Inc.*	664	82,436
Amgen, Inc.	1,941	358,289
Biogen, Inc.*	619	179,659
Celgene Corp.*	2,168	172,183
Gilead Sciences, Inc.	3,786	268,200
Incyte Corp.*	526	35,242
Regeneron Pharmaceuticals, Inc.*	214	73,828
Vertex Pharmaceuticals, Inc.*	723	122,881

		1,717,610

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	5,041	307,451
ABIOMED, Inc.*	122	49,904
Align Technology, Inc.*	208	71,165
Baxter International, Inc.	1,405	103,745
Becton Dickinson and Co.	758	181,586
Boston Scientific Corp.*	4,081	133,449
Cooper Cos., Inc. (The)	142	33,434
Danaher Corp.	1,752	172,887
Dentsply Sirona, Inc.	647	28,319
Edwards Lifesciences Corp.*	614	89,380
Hologic, Inc.*	839	33,350
IDEXX Laboratories, Inc.*	268	58,408
Intuitive Surgical, Inc.*	325	155,506
Medtronic plc	3,901	333,965
ResMed, Inc.	413	42,779
Stryker Corp.	922	155,689
Varian Medical Systems, Inc.*	282	32,069
Zimmer Biomet Holdings, Inc.	565	62,964

		2,046,050

Health Care Providers & Services (0.8%)
Aetna, Inc.	946	173,591
AmerisourceBergen Corp.	503	42,891
Anthem, Inc.	745	177,331
Cardinal Health, Inc.	913	44,582
Centene Corp.*	480	59,141
Cigna Corp.	682	115,906
CVS Health Corp.	2,891	186,035
DaVita, Inc.*	415	28,818
Envision Healthcare Corp.*	350	15,404
Express Scripts Holding Co.*	1,634	126,161
HCA Healthcare, Inc.	816	83,722
Henry Schein, Inc.*	428	31,090
Humana, Inc.	398	118,457
Laboratory Corp. of America Holdings*	305	54,757
McKesson Corp.	584	77,906
Quest Diagnostics, Inc.	386	42,437
UnitedHealth Group, Inc.	2,782	682,535
Universal Health Services, Inc., Class B	228	25,408

		2,086,172

Health Care Technology (0.0%)
Cerner Corp.*	894	53,452

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	891	55,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Illumina, Inc.*	432	$120,653
IQVIA Holdings, Inc.*	408	40,727
Mettler-Toledo International, Inc.*	70	40,504
PerkinElmer, Inc.	355	25,997
Thermo Fisher Scientific, Inc.	1,145	237,175
Waters Corp.*	242	46,849

		567,004

Pharmaceuticals (1.2%)
Allergan plc	932	155,383
Bristol-Myers Squibb Co.	4,747	262,699
Eli Lilly & Co.	2,811	239,863
Johnson & Johnson	7,722	936,987
Merck & Co., Inc.	7,743	470,000
Mylan NV*	1,512	54,644
Nektar Therapeutics*	467	22,804
Perrigo Co. plc	417	30,403
Pfizer, Inc.	17,253	625,939
Zoetis, Inc.	1,404	119,607

		2,918,329

Total Health Care		9,388,617

Industrials (2.5%)
Aerospace & Defense (0.7%)
Arconic, Inc.	1,097	18,660
Boeing Co. (The)	1,601	537,151
General Dynamics Corp.	809	150,806
Harris Corp.	333	48,132
Huntington Ingalls Industries, Inc.	134	29,050
L3 Technologies, Inc.	233	44,811
Lockheed Martin Corp.	710	209,755
Northrop Grumman Corp.	505	155,389
Raytheon Co.	826	159,567
Rockwell Collins, Inc.	491	66,128
Textron, Inc.	734	48,378
TransDigm Group, Inc.	142	49,010
United Technologies Corp.	2,168	271,064

		1,787,901

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	425	35,556
Expeditors International of Washington, Inc.	510	37,281
FedEx Corp.	711	161,440
United Parcel Service, Inc., Class B	2,008	213,309

		447,586

Airlines (0.1%)
Alaska Air Group, Inc.	401	24,216
American Airlines Group, Inc.	1,213	46,045
Delta Air Lines, Inc.	1,870	92,640
Southwest Airlines Co.	1,602	81,510
United Continental Holdings, Inc.*	675	47,068

		291,479

Building Products (0.1%)
Allegion plc	253	19,572
AO Smith Corp.	425	25,139

Fortune Brands Home & Security, Inc.	476	25,556
Johnson Controls International plc	2,691	90,014
Masco Corp.	860	32,181

		192,462

Commercial Services & Supplies (0.1%)
Cintas Corp.	268	49,599
Republic Services, Inc.	604	41,289
Stericycle, Inc.*	222	14,494
Waste Management, Inc.	1,121	91,183

		196,565

Construction & Engineering (0.0%)
Fluor Corp.	442	21,561
Jacobs Engineering Group, Inc.	336	21,333
Quanta Services, Inc.*	401	13,393

		56,287

Electrical Equipment (0.1%)
AMETEK, Inc.	653	47,120
Eaton Corp. plc	1,302	97,311
Emerson Electric Co.	1,863	128,809
Rockwell Automation, Inc.	356	59,178

		332,418

Industrial Conglomerates (0.4%)
3M Co.	1,708	335,998
General Electric Co.	24,991	340,128
Honeywell International, Inc.	2,160	311,148
Roper Technologies, Inc.	296	81,669

		1,068,943

Machinery (0.4%)
Caterpillar, Inc.	1,714	232,538
Cummins, Inc.	448	59,584
Deere & Co.	914	127,777
Dover Corp.	421	30,817
Flowserve Corp.	440	17,776
Fortive Corp.	926	71,404
Illinois Tool Works, Inc.	871	120,668
Ingersoll-Rand plc	699	62,721
PACCAR, Inc.	1,023	63,385
Parker-Hannifin Corp.	396	61,717
Pentair plc	462	19,441
Snap-on, Inc.	179	28,769
Stanley Black & Decker, Inc.	460	61,093
Xylem, Inc.	536	36,116

		993,806

Professional Services (0.1%)
Equifax, Inc.	349	43,663
IHS Markit Ltd.*	1,060	54,685
Nielsen Holdings plc	1,035	32,013
Robert Half International, Inc.	322	20,962
Verisk Analytics, Inc.*	428	46,070

		197,393

Road & Rail (0.3%)
CSX Corp.	2,522	160,853
JB Hunt Transport Services, Inc.	222	26,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Kansas City Southern	305	$32,318
Norfolk Southern Corp.	817	123,261
Union Pacific Corp.	2,290	324,447

		667,863

Trading Companies & Distributors (0.0%)
Fastenal Co.	782	37,638
United Rentals, Inc.*	260	38,381
WW Grainger, Inc.	139	42,867

		118,886

Total Industrials		6,351,589

Information Technology (6.9%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	13,967	601,000
F5 Networks, Inc.*	160	27,592
Juniper Networks, Inc.	1,059	29,038
Motorola Solutions, Inc.	474	55,159

		712,789

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	856	74,600
Corning, Inc.	2,410	66,299
FLIR Systems, Inc.	365	18,969
IPG Photonics Corp.*	122	26,917
TE Connectivity Ltd.	994	89,520

		276,305

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	454	33,246
Alphabet, Inc., Class A*	863	974,491
Alphabet, Inc., Class C*	877	978,426
eBay, Inc.*	2,750	99,715
Facebook, Inc., Class A*	6,928	1,346,249
Twitter, Inc.*	1,903	83,104
VeriSign, Inc.*	222	30,507

		3,545,738

IT Services (1.2%)
Accenture plc, Class A	1,766	288,900
Alliance Data Systems Corp.	128	29,850
Automatic Data Processing, Inc.	1,268	170,090
Broadridge Financial Solutions, Inc.	366	42,127
Cognizant Technology Solutions Corp., Class A	1,671	131,992
DXC Technology Co.	821	66,181
Fidelity National Information Services, Inc.	960	101,789
Fiserv, Inc.*	1,195	88,538
FleetCor Technologies, Inc.*	252	53,084
Gartner, Inc.*	268	35,617
Global Payments, Inc.	461	51,397
International Business Machines Corp.	2,471	345,199
Mastercard, Inc., Class A	2,666	523,921
Paychex, Inc.	968	66,163
PayPal Holdings, Inc.*	3,229	268,879
Total System Services, Inc.	465	39,302
Visa, Inc., Class A	5,183	686,487
Western Union Co. (The)	1,319	26,815

		3,016,331

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,394	35,886
Analog Devices, Inc.	1,044	100,140
Applied Materials, Inc.	3,015	139,263
Broadcom, Inc.	1,192	289,227
Intel Corp.	13,497	670,937
KLA-Tencor Corp.	448	45,933
Lam Research Corp.	457	78,992
Microchip Technology, Inc.	700	63,665
Micron Technology, Inc.*	3,399	178,244
NVIDIA Corp.	1,737	411,495
Qorvo, Inc.*	386	30,946
QUALCOMM, Inc.	4,212	236,377
Skyworks Solutions, Inc.	525	50,741
Texas Instruments, Inc.	2,825	311,456
Xilinx, Inc.	710	46,335

		2,689,637

Software (1.6%)
Activision Blizzard, Inc.	2,159	164,775
Adobe Systems, Inc.*	1,410	343,772
ANSYS, Inc.*	242	42,152
Autodesk, Inc.*	621	81,407
CA, Inc.	936	33,368
Cadence Design Systems, Inc.*	813	35,211
Citrix Systems, Inc.*	380	39,839
Electronic Arts, Inc.*	883	124,521
Intuit, Inc.	705	144,035
Microsoft Corp.	22,211	2,190,226
Oracle Corp.	8,697	383,190
Red Hat, Inc.*	519	69,738
salesforce.com, Inc.*	1,991	271,572
Symantec Corp.	1,874	38,698
Synopsys, Inc.*	457	39,105
Take-Two Interactive Software, Inc.*	327	38,704

		4,040,313

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	14,657	2,713,157
Hewlett Packard Enterprise Co.	4,583	66,958
HP, Inc.	4,848	110,001
NetApp, Inc.	782	61,410
Seagate Technology plc	787	44,442
Western Digital Corp.	826	63,941
Xerox Corp.	621	14,904

		3,074,813

Total Information Technology		17,355,926

Materials (0.7%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.	642	99,979
Albemarle Corp.	336	31,695
CF Industries Holdings, Inc.	671	29,792
DowDuPont, Inc.	6,796	447,991
Eastman Chemical Co.	383	38,285
Ecolab, Inc.	765	107,352
FMC Corp.	408	36,398
International Flavors & Fragrances, Inc.	230	28,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

LyondellBasell Industries NV, Class A	924	$101,501
Mosaic Co. (The)	966	27,096
PPG Industries, Inc.	738	76,553
Praxair, Inc.	811	128,260
Sherwin-Williams Co. (The)	230	93,741

		1,247,154

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	167	37,296
Vulcan Materials Co.	408	52,657

		89,953

Containers & Packaging (0.1%)
Avery Dennison Corp.	249	25,423
Ball Corp.	975	34,661
International Paper Co.	1,137	59,216
Packaging Corp. of America	281	31,413
Sealed Air Corp.	445	18,890
WestRock Co.	770	43,905

		213,508

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,853	66,503
Newmont Mining Corp.	1,492	56,263
Nucor Corp.	951	59,438

		182,204

Total Materials		1,732,819

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	314	39,617
American Tower Corp. (REIT)	1,289	185,836
Apartment Investment & Management Co. (REIT), Class A	481	20,346
AvalonBay Communities, Inc. (REIT)	399	68,584
Boston Properties, Inc. (REIT)	429	53,805
Crown Castle International Corp. (REIT)	1,227	132,295
Digital Realty Trust, Inc. (REIT)	616	68,733
Duke Realty Corp. (REIT)	961	27,898
Equinix, Inc. (REIT)	232	99,734
Equity Residential (REIT)	1,055	67,193
Essex Property Trust, Inc. (REIT)	190	45,423
Extra Space Storage, Inc. (REIT)	363	36,231
Federal Realty Investment Trust (REIT)	225	28,474
GGP, Inc. (REIT)	1,954	39,920
HCP, Inc. (REIT)	1,394	35,993
Host Hotels & Resorts, Inc. (REIT)	1,997	42,077
Iron Mountain, Inc. (REIT)	767	26,853
Kimco Realty Corp. (REIT)	1,346	22,869
Macerich Co. (The) (REIT)	339	19,265
Mid-America Apartment Communities, Inc. (REIT)	356	35,839
Prologis, Inc. (REIT)	1,505	98,863
Public Storage (REIT)	420	95,281

Realty Income Corp. (REIT)	773	41,580
Regency Centers Corp. (REIT)	443	27,501
SBA Communications Corp. (REIT)*	325	53,664
Simon Property Group, Inc. (REIT)	916	155,895
SL Green Realty Corp. (REIT)	266	26,741
UDR, Inc. (REIT)	720	27,029
Ventas, Inc. (REIT)	1,013	57,690
Vornado Realty Trust (REIT)	479	35,408
Welltower, Inc. (REIT)	1,097	68,771
Weyerhaeuser Co. (REIT)	2,124	77,441

		1,862,849

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	862	41,152

Total Real Estate		1,904,001

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	20,979	673,636
CenturyLink, Inc.	2,804	52,267
Verizon Communications, Inc.	11,875	597,431

Total Telecommunication Services		1,323,334

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	606	25,646
American Electric Power Co., Inc.	1,396	96,673
Duke Energy Corp.	2,031	160,611
Edison International	894	56,563
Entergy Corp.	559	45,162
Evergy, Inc.	764	42,899
Eversource Energy	865	50,698
Exelon Corp.	2,790	118,854
FirstEnergy Corp.	1,325	47,581
NextEra Energy, Inc.	1,351	225,658
PG&E Corp.	1,554	66,138
Pinnacle West Capital Corp.	324	26,101
PPL Corp.	2,014	57,500
Southern Co. (The)	2,965	137,309
Xcel Energy, Inc.	1,529	69,845

		1,227,238

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	2,128	28,536
NRG Energy, Inc.	840	25,788

		54,324

Multi-Utilities (0.3%)
Ameren Corp.	666	40,526
CenterPoint Energy, Inc.	1,285	35,607
CMS Energy Corp.	828	39,148
Consolidated Edison, Inc.	894	69,714
Dominion Energy, Inc.	1,859	126,747
DTE Energy Co.	494	51,193
NiSource, Inc.	1,068	28,067
Public Service Enterprise Group, Inc.	1,498	81,102
SCANA Corp.	354	13,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Sempra Energy	757	$87,895
WEC Energy Group, Inc.	912	58,961

		632,596

Water Utilities (0.0%)
American Water Works Co., Inc.	526	44,910

Total Utilities		1,959,068

Total Common Stocks (26.5%) (Cost $52,396,423)		66,730,691

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	5,241	1,431,055
iShares Core S&P Mid-Cap ETF	682	132,840
iShares MSCI EAFE ETF	198	13,260
iShares Russell 2000 ETF	203	33,245

Total Exchange Traded Funds (0.6%) (Cost $1,625,689)		1,610,400

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Security (1.5%)
FNMA 1.750%, 6/20/19	$3,700,000	3,674,377
U.S. Treasury Obligations (49.3%)
U.S. Treasury Notes 0.875%, 6/15/19	700,000	690,227
3.375%, 11/15/19	8,899,300	9,006,368
1.000%, 11/30/19	8,651,200	8,475,811
1.375%, 2/29/20	2,846,200	2,793,790
2.250%, 2/29/20	99,200	98,791
2.250%, 3/31/20	1,280,400	1,274,608
1.375%, 4/30/20	4,865,500	4,765,909
1.625%, 7/31/20	2,003,400	1,965,836
1.375%, 9/30/20	6,887,300	6,708,714
1.750%, 10/31/20	338,300	331,965
1.750%, 11/15/20	5,980,800	5,866,838
2.625%, 11/15/20	1,234,900	1,235,981
3.625%, 2/15/21	1,317,500	1,351,137
2.375%, 3/15/21	3,370,700	3,350,291
1.375%, 4/30/21	3,168,200	3,061,669
1.125%, 7/31/21	3,540,300	3,383,061
1.125%, 9/30/21	884,200	842,477
2.000%, 10/31/21	5,394,200	5,281,470
1.875%, 1/31/22	1,840,700	1,790,685
1.750%, 2/28/22	2,336,500	2,260,710
1.875%, 3/31/22	1,765,000	1,714,229
1.875%, 4/30/22	1,375,800	1,334,999
1.750%, 5/31/22	1,421,800	1,372,093
1.625%, 8/31/22	909,700	871,173
1.875%, 9/30/22	231,200	223,491
1.875%, 10/31/22	7,164,500	6,920,795
2.000%, 10/31/22	2,777,000	2,696,293
2.000%, 2/15/23	2,032,300	1,968,806
2.500%, 3/31/23	2,579,300	2,553,547
1.625%, 4/30/23	1,281,400	1,217,450
1.750%, 5/15/23	583,400	557,338
1.625%, 5/31/23	1,025,000	973,093
1.375%, 6/30/23	1,123,000	1,051,768
1.625%, 10/31/23	401,800	379,334
2.125%, 11/30/23	2,956,000	2,861,477

2.250%, 1/31/24	4,000,000	3,891,844
2.125%, 3/31/24	1,580,500	1,525,701
2.500%, 5/15/24	937,000	922,286
2.125%, 7/31/24	1,790,300	1,723,332
2.375%, 8/15/24	1,810,900	1,767,934
2.250%, 11/15/24	3,715,200	3,594,717
2.500%, 1/31/25	160,000	157,075
2.000%, 2/15/25	1,964,900	1,868,789
2.625%, 3/31/25	425,800	420,913
2.125%, 5/15/25	2,460,000	2,354,009
2.000%, 8/15/25	961,400	910,776
2.250%, 11/15/25	1,236,900	1,189,647
1.625%, 2/15/26	2,392,900	2,195,542
1.625%, 5/15/26	857,100	784,046
1.500%, 8/15/26	1,070,400	966,672
2.000%, 11/15/26	1,497,300	1,403,286
2.250%, 2/15/27	1,072,400	1,023,447
2.375%, 5/15/27	1,664,500	1,602,758
2.250%, 8/15/27	1,803,100	1,716,002
2.750%, 2/15/28	1,306,200	1,294,791
2.875%, 5/15/28	1,425,000	1,427,894

Total U.S. Treasury Obligations		123,973,685

Total Long-Term Debt Securities (50.8%) (Cost $130,034,138)		127,648,062

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (17.0%)
JPMorgan Prime Money Market Fund, IM Shares	42,684,899	42,693,436

Total Short-Term Investment (17.0%) (Cost $42,691,124)		42,693,436

Total Investments in Securities (94.9%) (Cost $226,747,374)		238,682,589
Other Assets Less Liabilities (5.1%)		12,754,254

Net Assets (100%)		$251,436,843

*	Non-income producing.

Glossary:

FNMA	— Federal National Mortgage Association
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	432	9/2018	USD	42,236,640	(1,168,626)
Russell 2000 E-Mini Index	79	9/2018	USD	6,507,625	(108,148)
S&P Midcap 400 E-Mini Index	26	9/2018	USD	5,085,860	(101,323)

					(1,378,097)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,649,148	$—	$—	$8,649,148
Consumer Staples	4,650,506	—	—	4,650,506
Energy	4,197,999	—	—	4,197,999
Financials	9,217,684	—	—	9,217,684
Health Care	9,388,617	—	—	9,388,617
Industrials	6,351,589	—	—	6,351,589
Information Technology	17,355,926	—	—	17,355,926
Materials	1,732,819	—	—	1,732,819
Real Estate	1,904,001	—	—	1,904,001
Telecommunication Services	1,323,334	—	—	1,323,334
Utilities	1,959,068	—	—	1,959,068
Exchange Traded Funds	1,610,400	—	—	1,610,400
Short-Term Investment
Investment Company	42,693,436	—	—	42,693,436
U.S. Government Agency Securities	—	3,674,377	—	3,674,377
U.S. Treasury Obligations	—	123,973,685	—	123,973,685

Total Assets	$111,034,527	$127,648,062	$—	$238,682,589

Liabilities:
Futures	$(1,378,097)	$—	$—	$(1,378,097)

Total Liabilities	$(1,378,097)	$—	$—	$(1,378,097)

Total	$109,656,430	$127,648,062	$—	$237,304,492

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,378,097	)*

Total		$(1,378,097)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$767,665	$767,665

Total	$767,665	$767,665

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(2,163,779)	$(2,163,779)

Total	$(2,163,779)	$(2,163,779)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $52,918,000 during the six months ended June 30, 2018

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,546,193
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,476,542

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,361,794
Aggregate gross unrealized depreciation	(5,628,909)

Net unrealized appreciation	$9,732,885

Federal income tax cost of investments in securities and derivative instruments, if applicable	$227,571,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $226,747,374)	$238,682,589
Cash	8,971,246
Cash held as collateral at broker	2,718,500
Dividends, interest and other receivables	685,198
Receivable from Separate Accounts for Portfolio shares sold	406,325
Due from broker for futures variation margin	258,240
Other assets	2,705

Total assets	251,724,803

LIABILITIES
Investment management fees payable	157,322
Distribution fees payable – Class IB	51,722
Administrative fees payable	25,162
Payable to Separate Accounts for Portfolio shares redeemed	2,961
Accrued expenses	50,793

Total liabilities	287,960

NET ASSETS	$251,436,843

Net assets were comprised of:
Paid in capital	$240,414,653
Accumulated undistributed net investment income (loss)	830,545
Accumulated undistributed net realized gain (loss)	(365,473)
Net unrealized appreciation (depreciation)	10,557,118

Net assets	$251,436,843

Class IB
Net asset value, offering and redemption price per share, $251,436,843 / 24,003,206 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$1,208,711
Dividends	1,008,266

Total income	2,216,977

EXPENSES
Investment management fees	961,166
Distribution fees – Class IB	300,364
Administrative fees	145,276
Professional fees	36,766
Printing and mailing expenses	8,986
Custodian fees	5,218
Trustees’ fees	2,580
Miscellaneous	3,226

Gross expenses	1,463,582
Less: Waiver from investment manager	(56,253)

Net expenses	1,407,329

NET INVESTMENT INCOME (LOSS)	809,648

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(883,551)
Futures contracts	767,665

Net realized gain (loss)	(115,886)

Change in unrealized appreciation (depreciation) on:
Investments in securities	75,450
Futures contracts	(2,163,779)

Net change in unrealized appreciation (depreciation)	(2,088,329)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,204,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,394,567)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$809,648	$613,208
Net realized gain (loss)	(115,886)	7,093,301
Net change in unrealized appreciation (depreciation)	(2,088,329)	10,189,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,394,567)	17,895,701

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(598,571)
Distributions from net realized capital gains
Class IB	—	(7,530,355)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(8,128,926)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,300,579 and 5,451,759 shares, respectively ]	24,210,520	57,089,463
Capital shares issued in reinvestment of dividends and distributions [ 0 and 774,750 shares, respectively ]	—	8,128,926
Capital shares repurchased [ (270,885) and (414,702) shares, respectively ]	(2,843,559)	(4,343,967)

Total Class IB transactions	21,366,961	60,874,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,366,961	60,874,422

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,972,394	70,641,197
NET ASSETS:
Beginning of period	231,464,449	160,823,252

End of period (a)	$251,436,843	$231,464,449

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$830,545	$20,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,				May 1, 2015* to December 31, 2015
			2017		2016
Net asset value, beginning of period	$10.53		$9.95		$9.64		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.03		—	#	0.01
Net realized and unrealized gain (loss)	(0.09)		0.94		0.31		(0.36)

Total from investment operations	(0.05)		0.97		0.31		(0.35)

Less distributions:
Dividends from net investment income	—		(0.03)		—	#	(0.01)
Distributions from net realized gains	—		(0.36)		—		—

Total dividends and distributions	—		(0.39)		—	#	(0.01)

Net asset value, end of period	$10.48		$10.53		$9.95		$9.64

Total return (b)	(0.47)%		9.75%		3.26%		(3.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$251,437		$231,464		$160,823		$65,818
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.20	%(k)	1.23	%(m)	1.23%
Before waivers (a)(f)	1.22%		1.23%		1.27%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.67%		0.31%		0.05%		0.15	%(l)
Before waivers (a)(f)	0.63%		0.29%		—	%‡‡	(0.05	)%(l)
Portfolio turnover rate (z)^	41%		78%		378%		762%

Class K	January 1, 2016 to February 21, 2016‡		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.64		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.02
Net realized and unrealized gain (loss)	(0.22)		(0.36)

Total from investment operations	(0.22)		(0.34)

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$9.42		$9.64

Total return (b)	(2.28)%		(3.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,570
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%		0.99%
Before waivers (a)(f)	1.10%		1.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%		0.32	%(l)
Before waivers (a)(f)	0.25%		(0.25	)%(l)
Portfolio turnover rate (z)^	378%		762%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	34.4%
Industrials	19.1
Health Care	18.1
Financials	10.1
Consumer Discretionary	10.1
Real Estate	3.8
Repurchase Agreements	3.5
Materials	1.4
Energy	0.3
Investment Company	0.2
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,070.36	$5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.37
Class IB
Actual	1,000.00	1,070.22	5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.37
Class K
Actual	1,000.00	1,072.05	4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.12

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.5%)
Visteon Corp.*	35,836	$4,631,445

Diversified Consumer Services (2.0%)
ServiceMaster Global Holdings, Inc.*	317,719	18,894,749

Hotels, Restaurants & Leisure (2.3%)
Dunkin’ Brands Group, Inc. (x)	194,748	13,451,244
Norwegian Cruise Line Holdings Ltd.*	186,579	8,815,858

		22,267,102

Internet & Direct Marketing Retail (0.5%)
Wayfair, Inc., Class A (x)*	43,920	5,215,939

Media (0.9%)
Omnicom Group, Inc.	117,949	8,995,970

Specialty Retail (1.2%)
Tractor Supply Co.	73,463	5,619,185
Williams-Sonoma, Inc. (x)	100,819	6,188,270

		11,807,455

Textiles, Apparel & Luxury Goods (2.7%)
Carter’s, Inc.	64,543	6,995,816
Gildan Activewear, Inc.	460,245	12,960,499
Lululemon Athletica, Inc.*	45,086	5,628,987

		25,585,302

Total Consumer Discretionary		97,397,962

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
World Fuel Services Corp.	162,712	3,320,952

Total Energy		3,320,952

Financials (10.1%)
Banks (0.7%)
SVB Financial Group*	24,230	6,996,655

Capital Markets (5.2%)
LPL Financial Holdings, Inc.	300,209	19,675,698
MSCI, Inc.	38,860	6,428,610
TD Ameritrade Holding Corp.	439,551	24,074,208

		50,178,516

Consumer Finance (0.6%)
Synchrony Financial	169,407	5,654,806

Insurance (3.6%)
Aon plc	129,330	17,740,196
Intact Financial Corp.	129,363	9,175,902
WR Berkley Corp.	116,534	8,438,227

		35,354,325

Total Financials		98,184,302

Health Care (18.1%)
Biotechnology (2.4%)
ACADIA Pharmaceuticals, Inc. (x)*	137,408	2,098,221
Alkermes plc*	82,712	3,404,426
Celgene Corp.*	84,656	6,723,380

DBV Technologies SA (ADR)*	35,083	676,751
Neurocrine Biosciences, Inc.*	104,383	10,254,585

		23,157,363

Health Care Equipment & Supplies (9.1%)
Boston Scientific Corp.*	639,169	20,900,825
Cooper Cos., Inc. (The)	69,210	16,295,494
DexCom, Inc.*	61,823	5,871,949
ICU Medical, Inc.*	32,647	9,586,792
STERIS plc	150,333	15,786,468
Teleflex, Inc.	31,594	8,473,827
Varian Medical Systems, Inc.*	94,450	10,740,854

		87,656,209

Health Care Providers & Services (0.5%)
Henry Schein, Inc.*	71,068	5,162,380

Health Care Technology (1.7%)
athenahealth, Inc.*	104,834	16,683,283

Life Sciences Tools & Services (4.4%)
IQVIA Holdings, Inc.*	117,866	11,765,384
PerkinElmer, Inc.	223,297	16,352,040
Waters Corp.*	72,931	14,118,712

		42,236,136

Total Health Care		174,895,371

Industrials (19.1%)
Aerospace & Defense (2.2%)
Harris Corp.	45,533	6,581,340
Teledyne Technologies, Inc.*	74,850	14,899,641

		21,480,981

Airlines (1.0%)
Ryanair Holdings plc (ADR)*	88,745	10,137,341

Building Products (1.0%)
AO Smith Corp.	171,097	10,120,388

Commercial Services & Supplies (1.8%)
Edenred	260,579	8,234,470
Ritchie Bros Auctioneers, Inc.	277,518	9,468,915

		17,703,385

Electrical Equipment (3.1%)
AMETEK, Inc.	71,002	5,123,504
Sensata Technologies Holding plc*	525,926	25,023,559

		30,147,063

Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	90,107	9,759,489

Machinery (2.4%)
Middleby Corp. (The) (x)*	63,069	6,585,665
Rexnord Corp.*	380,247	11,049,977
Wabtec Corp. (x)	57,851	5,702,952

		23,338,594

Professional Services (5.0%)
CoStar Group, Inc.*	42,122	17,380,801
IHS Markit Ltd.*	164,370	8,479,848
Verisk Analytics, Inc.*	198,180	21,332,096

		47,192,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (0.9%)
Old Dominion Freight Line, Inc.	58,166	$8,664,407

Trading Companies & Distributors (0.7%)
Ferguson plc	81,587	6,622,007

Total Industrials		185,166,400

Information Technology (34.4%)
Electronic Equipment, Instruments & Components (6.4%)
Belden, Inc.	111,634	6,823,070
Dolby Laboratories, Inc., Class A	126,936	7,830,682
Flex Ltd.*	816,353	11,518,741
National Instruments Corp.	344,248	14,451,531
TE Connectivity Ltd.	234,944	21,159,056

		61,783,080

Internet Software & Services (1.6%)
Cimpress NV (x)*	107,783	15,624,224

IT Services (9.8%)
Amdocs Ltd.	250,743	16,596,679
Broadridge Financial Solutions, Inc.	67,333	7,750,028
Euronet Worldwide, Inc.*	38,388	3,215,763
Fidelity National Information Services, Inc.	126,685	13,432,411
Gartner, Inc.*	75,541	10,039,399
Global Payments, Inc.	135,907	15,152,271
Jack Henry & Associates, Inc.	47,189	6,151,558
WEX, Inc.*	124,382	23,692,284

		96,030,393

Semiconductors & Semiconductor Equipment (8.4%)
KLA-Tencor Corp.	150,954	15,477,314
Lam Research Corp.	70,121	12,120,415
Microchip Technology, Inc. (x)	244,276	22,216,901
ON Semiconductor Corp.*	815,923	18,142,048
Xilinx, Inc.	212,318	13,855,873

		81,812,551

Software (8.2%)
Atlassian Corp. plc, Class A*	300,742	18,802,390
Constellation Software, Inc.	31,283	24,260,893
Intuit, Inc.	30,819	6,296,476
SS&C Technologies Holdings, Inc.	389,467	20,213,337
Ultimate Software Group, Inc. (The)*	37,161	9,561,897

		79,134,993

Total Information Technology		334,385,241

Materials (1.4%)
Containers & Packaging (1.4%)
Sealed Air Corp.	310,303	13,172,362

Total Materials		13,172,362

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.8%)
Crown Castle International Corp. (REIT)	174,540	18,818,903
Lamar Advertising Co. (REIT), Class A	260,139	17,770,095

Total Real Estate		36,588,998

Total Common Stocks (97.3%) (Cost $694,003,121)		943,111,588

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	2,055,072	2,055,483

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $9,001,575, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $9,180,004. (xx)	$9,000,000	9,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,200,199, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,224,000. (xx)	1,200,000	1,200,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $4,001,696, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $4,217,150. (xx)	4,000,000	4,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $408,003. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $800,133, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $816,001. (xx)	800,000	800,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $800,133, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $816,002. (xx)	800,000	800,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,300,237, collateralized by various Common Stocks; total market value $1,445,854. (xx)	$1,300,000	$1,300,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $739,938, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $754,656. (xx)	739,809	739,809
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,700,641, collateralized by various Common Stocks; total market value $4,117,697. (xx)	3,700,000	3,700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,600,624, collateralized by various Common Stocks; total market value $4,006,408. (xx)	3,600,000	3,600,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $2,000,821, collateralized by various Common Stocks; total market value $2,225,782. (xx)	2,000,000	2,000,000

Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $6,002,252, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $6,120,000. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		33,539,809

Total Short-Term Investments (3.7%) (Cost $35,595,292)		35,595,292

Total Investments in Securities (101.0%) (Cost $729,598,413)		978,706,880
Other Assets Less Liabilities (-1.0%)		(9,862,460)

Net Assets (100%)		$968,844,420

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $32,890,722. This was secured by cash collateral of $33,539,809 which was subsequently invested in joint repurchase agreements with a total value of $33,539,809, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$97,397,962	$—	$—	$97,397,962
Energy	3,320,952	—	—	3,320,952
Financials	98,184,302	—	—	98,184,302
Health Care	174,895,371	—	—	174,895,371
Industrials	170,309,923	14,856,477	—	185,166,400
Information Technology	334,385,241	—	—	334,385,241
Materials	13,172,362	—	—	13,172,362
Real Estate	36,588,998	—	—	36,588,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$2,055,483	$—	$—	$2,055,483
Repurchase Agreements	—	33,539,809	—	33,539,809

Total Assets	$930,310,594	$48,396,286	$—	$978,706,880

Total Liabilities	$—	$—	$—	$—

Total	$930,310,594	$48,396,286	$—	$978,706,880

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,504,727
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$82,915,240

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,803,844
Aggregate gross unrealized depreciation	(20,534,075)

Net unrealized appreciation	$249,269,769

Federal income tax cost of investments in securities and derivative instruments, if applicable	$729,437,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $696,058,604)	$945,167,071
Repurchase Agreements (Cost $33,539,809)	33,539,809
Cash	24,668,971
Receivable from Separate Accounts for Portfolio shares sold	283,312
Dividends, interest and other receivables	213,803
Securities lending income receivable	11,562
Other assets	10,255

Total assets	1,003,894,783

LIABILITIES
Payable for return of collateral on securities loaned	33,539,809
Investment management fees payable	571,991
Payable to Separate Accounts for Portfolio shares redeemed	563,281
Distribution fees payable – Class IB	178,774
Administrative fees payable	79,861
Distribution fees payable – Class IA	16,693
Accrued expenses	99,954

Total liabilities	35,050,363

NET ASSETS	$968,844,420

Net assets were comprised of:
Paid in capital	$689,753,205
Accumulated undistributed net investment income (loss)	180,768
Accumulated undistributed net realized gain (loss)	29,801,986
Net unrealized appreciation (depreciation)	249,108,461

Net assets	$968,844,420

Class IA
Net asset value, offering and redemption price per share, $78,967,514 / 4,086,544 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.32

Class IB
Net asset value, offering and redemption price per share, $848,072,062 / 44,514,076 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.05

Class K
Net asset value, offering and redemption price per share, $41,804,844 / 2,128,472 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.64

(x)	Includes value of securities on loan of $32,890,722.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $101,605 foreign withholding tax)	$4,817,230
Interest	107,091
Securities lending (net)	105,268

Total income	5,029,589

EXPENSES
Investment management fees	3,366,699
Distribution fees – Class IB	1,052,926
Administrative fees	469,508
Distribution fees – Class IA	98,096
Printing and mailing expenses	35,631
Professional fees	35,581
Custodian fees	26,779
Trustees’ fees	10,460
Miscellaneous	8,822

Total expenses	5,104,502

NET INVESTMENT INCOME (LOSS)	(74,913)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	24,025,366
Foreign currency transactions	(11,306)

Net realized gain (loss)	24,014,060

Change in unrealized appreciation (depreciation) on:
Investments in securities	41,126,760
Foreign currency translations	(224)

Net change in unrealized appreciation (depreciation)	41,126,536

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,140,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,065,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(74,913)	$(798,407)
Net realized gain (loss)	24,014,060	30,691,164
Net change in unrealized appreciation (depreciation)	41,126,536	180,339,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,065,683	210,232,713

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(7,714,150)
Class IB	—	(82,105,747)
Class K	—	(3,836,767)

TOTAL DISTRIBUTIONS	—	(93,656,664)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 185,636 and 444,473 shares, respectively ]	3,555,195	7,870,690
Capital shares issued in reinvestment of distributions [ 0 and 446,418 shares, respectively ]	—	7,714,150
Capital shares repurchased [ (297,803) and (778,867) shares, respectively ]	(5,703,080)	(13,721,958)

Total Class IA transactions	(2,147,885)	1,862,882

Class IB
Capital shares sold [ 1,577,240 and 2,477,665 shares, respectively ]	29,785,611	42,608,979
Capital shares issued in reinvestment of distributions [ 0 and 4,818,157 shares, respectively ]	—	82,105,747
Capital shares repurchased [ (2,742,693) and (5,791,805) shares, respectively ]	(51,485,690)	(99,752,459)

Total Class IB transactions	(21,700,079)	24,962,267

Class K
Capital shares sold [ 200,100 and 226,067 shares, respectively ]	3,858,078	4,006,648
Capital shares issued in reinvestment of distributions [ 0 and 218,913 shares, respectively ]	—	3,836,767
Capital shares repurchased [ (222,267) and (315,360) shares, respectively ]	(4,306,632)	(5,577,897)

Total Class K transactions	(448,554)	2,265,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,296,518)	29,090,667

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,769,165	145,666,716
NET ASSETS:
Beginning of period	928,075,255	782,408,539

End of period (a)	$968,844,420	$928,075,255

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$180,768	$255,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016		2015	2014		2013
Net asset value, beginning of period	$18.05	$15.73	$16.45		$17.87	$20.45		$15.64

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.01	)###	(0.14)	(0.12	)##	(0.07)
Net realized and unrealized gain (loss)	1.27	4.28	(0.70)		(0.85)	(0.01)		6.06

Total from investment operations	1.27	4.26	(0.71)		(0.99)	(0.13)		5.99

Less distributions:
Distributions from net realized gains	—	(1.94)	(0.01)		(0.43)	(2.45)		(1.18)

Net asset value, end of period	$19.32	$18.05	$15.73		$16.45	$17.87		$20.45

Total return (b)	7.04%	27.88%	(4.34)%		(5.48)%	(0.72)%		38.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,968	$75,784	$64,274		$75,683	$89,069		$95,333
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07%	1.08%	1.08%		1.07%	1.07%		1.08%
After waivers and fees paid indirectly (a)(f)	1.07%	1.08%	1.08%		1.07%	1.07%		1.07%
Before waivers and fees paid indirectly (a)(f)	1.07%	1.08%	1.08%		1.07%	1.07%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.03)%	(0.10)%	(0.09	)%(dd)	(0.81)%	(0.58	)%(aa)	(0.42)%
After waivers and fees paid indirectly (a)(f)	(0.03)%	(0.10)%	(0.09	)%(dd)	(0.81)%	(0.58	)%(aa)	(0.41)%
Before waivers and fees paid indirectly (a)(f)	(0.03)%	(0.10)%	(0.09	)%(dd)	(0.81)%	(0.58	)%(aa)	(0.42)%
Portfolio turnover rate (z)^	6%	12%	34%		21%	45%		48%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016		2015	2014		2013
Net asset value, beginning of period	$17.80	$15.53	$16.24		$17.65	$20.23		$15.48

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.01	)###	(0.14)	(0.11	)##	(0.07)
Net realized and unrealized gain (loss)	1.25	4.23	(0.69)		(0.84)	(0.02)		6.00

Total from investment operations	1.25	4.21	(0.70)		(0.98)	(0.13)		5.93

Less distributions:
Distributions from net realized gains	—	(1.94)	(0.01)		(0.43)	(2.45)		(1.18)

Net asset value, end of period	$19.05	$17.80	$15.53		$16.24	$17.65		$20.23

Total return (b)	7.02%	27.92%	(4.33)%		(5.49)%	(0.73)%		38.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$848,072	$812,885	$685,996		$801,749	$923,131		$1,022,999
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07%	1.08%	1.08%		1.07%	1.07%		1.08%
After waivers and fees paid indirectly (a)(f)	1.07%	1.08%	1.08%		1.07%	1.07%		1.07%
Before waivers and fees paid indirectly (a)(f)	1.07%	1.08%	1.08%		1.07%	1.07%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.03)%	(0.10)%	(0.09	)%(ee)	(0.81)%	(0.58	)%(bb)	(0.41)%
After waivers and fees paid indirectly (a)(f)	(0.03)%	(0.10)%	(0.09	)%(ee)	(0.81)%	(0.58	)%(bb)	(0.40)%
Before waivers and fees paid indirectly (a)(f)	(0.03)%	(0.10)%	(0.09	)%(ee)	(0.81)%	(0.58	)%(bb)	(0.41)%
Portfolio turnover rate (z)^	6%	12%	34%		21%	45%		48%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016		2015	2014		2013
Net asset value, beginning of period	$18.32	$15.90	$16.59		$17.97	$20.50		$15.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.03	0.02	###	(0.10)	(0.06	)##	(0.03)
Net realized and unrealized gain (loss)	1.30	4.33	(0.70)		(0.85)	(0.02)		6.07

Total from investment operations	1.32	4.36	(0.68)		(0.95)	(0.08)		6.04

Less distributions:
Distributions from net realized gains	—	(1.94)	(0.01)		(0.43)	(2.45)		(1.18)

Net asset value, end of period	$19.64	$18.32	$15.90		$16.59	$17.97		$20.50

Total return (b)	7.21%	28.22%	(4.12)%		(5.23)%	(0.47)%		38.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,805	$39,406	$32,139		$37,430	$43,862		$47,392
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.83%	0.83%		0.82%	0.82%		0.83%
After waivers and fees paid indirectly (a)(f)	0.82%	0.83%	0.83%		0.82%	0.82%		0.82%
Before waivers and fees paid indirectly (a)(f)	0.82%	0.83%	0.83%		0.82%	0.82%		0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.23%	0.15%	0.16	%(ff)	(0.56)%	(0.32	)%(cc)	(0.16)%
After waivers and fees paid indirectly (a)(f)	0.23%	0.15%	0.16	%(ff)	(0.56)%	(0.32	)%(cc)	(0.15)%
Before waivers and fees paid indirectly (a)(f)	0.23%	0.15%	0.16	%(ff)	(0.56)%	(0.32	)%(cc)	(0.16)%
Portfolio turnover rate (z)^	6%	12%	34%		21%	45%		48%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.18), $(0.18), and $(0.13) for Class IA, Class IB, and Class K, respectively.
###	Includes income resulting from special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.06) and $(0.02) for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.91)% for income after waivers and reimbursements, (0.91)% for income after waivers, reimbursements and fees paid indirectly, and (0.91)% for income before waivers, reimbursements.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.90)% for income after waivers and reimbursements, (0.90)% for income after waivers, reimbursements and fees paid indirectly, and (0.90)% for income before waivers, reimbursements.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.64)% for income after waivers and reimbursements, (0.64)% for income after waivers, reimbursements and fees paid indirectly, and (0.64)% for income before waivers, reimbursements.

(dd)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.40)% for income after waivers, (0.40)% for income after waivers and fees paid indirectly and (0.40)% before waivers and fees paid indirectly.

(ee)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.39)% for income after waivers, (0.39)% for income after waivers and fees paid indirectly and (0.39)% before waivers and fees paid indirectly.

(ff)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.15)% for income after waivers, (0.15)% for income after waivers and fees paid indirectly and (0.15)% before waivers and fees paid indirectly.

See Notes to Financial Statements.

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Exchange Traded Funds	51.6%
U.S. Treasury Obligations	27.7
U.S. Government Agency Securities	17.9
Cash and Other	2.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,006.90	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.06	5.79
Class K
Actual	1,000.00	1,007.88	4.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.30	4.54

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares 1-3 Year Treasury Bond ETF	63,484	$5,292,661
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	135,520	7,953,669
Vanguard S&P 500 ETF	27,624	6,892,464

Total Exchange Traded Funds (51.6%) (Cost $20,093,951)		20,138,794

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.2%)
U.S. Treasury Notes 1.125%, 1/31/19#	$870,000	864,535

Total Long-Term Debt Securities (2.2%) (Cost $865,039)		864,535

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (17.9%)
FFCB 3.65%, 7/2/18 (o)(p)	2,325,000	2,324,528
FHLB 2.64%, 7/2/18 (o)(p)	2,324,000	2,323,659
FHLMC 2.64%, 7/2/18 (o)(p)	2,325,000	2,324,660

Total U.S. Government Agency Securities		6,972,847

U.S. Treasury Obligations (25.5%)
U.S. Treasury Bills 1.02%, 7/5/18 (p)	10,000,00	$9,998,588

Total Short-Term Investments (43.4%) (Cost $16,971,730)		16,971,435

Total Investments in Securities (97.2%) (Cost $37,930,720)		37,974,764
Other Assets Less Liabilities (2.8%)		1,086,657

Net Assets (100%)		$39,061,421

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $864,535.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.

Glossary:

EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	97	9/2018	EUR	3,841,210	(93,421)
FTSE 100 Index	17	9/2018	GBP	1,705,453	(16,357)
Russell 2000 E-Mini Index	51	9/2018	USD	4,201,125	(76,514)
S&P 500 E-Mini Index	46	9/2018	USD	6,259,680	(139,720)
TOPIX Index	12	9/2018	JPY	1,875,627	(45,276)

					(371,288)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$20,138,794	$—	$—	$20,138,794
Short-Term Investments
U.S. Government Agency Securities	—	6,972,847	—	6,972,847
U.S. Treasury Obligations	—	9,998,588	—	9,998,588
U.S. Treasury Obligations	—	864,535	—	864,535

Total Assets	$20,138,794	$17,835,970	$—	$37,974,764

Liabilities:
Futures	$(371,288)	$—	$—	$(371,288)

Total Liabilities	$(371,288)	$—	$—	$(371,288)

Total	$19,767,506	$17,835,970	$—	$37,603,476

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(371,288	)*

Total		$(371,288)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$612,270	$612,270

Total	$612,270	$612,270

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(401,502)	$(401,502)

Total	$(401,502)	$(401,502)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $ 9,748,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,945,033
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,859,045

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,765
Aggregate gross unrealized depreciation	(439,936)

Net unrealized depreciation	$(345,171)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,948,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $37,930,720)	$37,974,764
Cash	765
Receivable from Separate Accounts for Portfolio shares sold	847,175
Due from broker for futures variation margin	208,229
Dividends, interest and other receivables	35,575
Deferred offering cost	27,192
Other assets	281

Total assets	39,093,981

LIABILITIES
Distribution fees payable – Class IB	5,237
Administrative fees payable	3,570
Investment management fees payable	3,316
Payable to Separate Accounts for Portfolio shares redeemed	21
Trustees’ fees payable	18
Accrued expenses	20,398

Total liabilities	32,560

NET ASSETS	$39,061,421

Net assets were comprised of:
Paid in capital	$38,645,958
Accumulated undistributed net investment income (loss)	66,043
Accumulated undistributed net realized gain (loss)	686,838
Net unrealized appreciation (depreciation)	(337,418)

Net assets	$39,061,421

Class IB
Net asset value, offering and redemption price per share, $28,914,904 / 2,829,984 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.22

Class K
Net asset value, offering and redemption price per share, $10,146,517 / 991,861 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$93,778
Interest	74,487

Total income	168,265

EXPENSES
Investment management fees	81,732
Offering costs	38,139
Professional fees	26,692
Distribution fees – Class IB	13,024
Administrative fees	12,367
Custodian fees	2,480
Printing and mailing expenses	711
Trustees’ fees	168
Miscellaneous	540

Gross expenses	175,853
Less: Waiver from investment manager	(70,130)

Net expenses	105,723

NET INVESTMENT INCOME (LOSS)	62,542

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,433)
Futures contracts	612,270
Foreign currency transactions	(5,121)

Net realized gain (loss)	603,716

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,269
Futures contracts	(401,502)
Foreign currency translations	(10,930)

Net change in unrealized appreciation (depreciation)	(405,163)

NET REALIZED AND UNREALIZED GAIN (LOSS)	198,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	November 13, 2017* to December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$62,542	$15,508
Net realized gain (loss)	603,716	83,308
Net change in unrealized appreciation (depreciation)	(405,163)	67,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	261,095	166,561

DIVIDENDS:
Dividends from net investment income
Class IB	—	(160)
Class K	—	(18,810)

TOTAL DIVIDENDS	—	(18,970)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,820,212 and 10,000 shares, respectively ]	28,636,263	100,000
Capital shares issued in reinvestment of dividends [ 0 and 16 shares, respectively ]	—	160
Capital shares repurchased [ (244) and 0 shares, respectively ]	(2,498)	—

Total Class IB transactions	28,633,765	100,160

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 1,861 shares, respectively ]	—	18,810

Total Class K transactions	—	9,918,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,633,765	10,018,970

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,894,860	10,166,561
NET ASSETS:
Beginning of period	10,166,561	—

End of period (a)	$39,061,421	$10,166,561

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$66,043	$3,501

* The Portfolio commenced operations on November 13, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.01
Net realized and unrealized gain (loss)	0.04		0.16

Total from investment operations	0.07		0.17

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$10.22		$10.15

Total return (b)	0.69%		1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,915		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.16	%(j)	1.17	%**(k)
Before waivers and reimbursements (a)(f)	1.77%		3.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.64%		0.92	%(l)
Before waivers and reimbursements (a)(f)(x)	0.03%		(1.02	)%(l)
Portfolio turnover rate (z)^	44%		1%

Class K	Six Months Ended June 30, 2018 (Unaudited)		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.02
Net realized and unrealized gain (loss)	0.05		0.15

Total from investment operations	0.08		0.17

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$10.23		$10.15

Total return (b)	0.79%		1.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,147		$10,065
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.91	%(j)	0.92	%**(k)
Before waivers and reimbursements (a)(f)	1.68%		2.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.58%		1.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.18)%		(0.76	)%(l)
Portfolio turnover rate (z)^	44%		1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Exchange Traded Fund	54.4%
U.S. Treasury Obligations	40.1
Investment Company	2.7
Cash and Other	2.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$994.86	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.44

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	46,538	$12,707,201
iShares Core S&P Mid-Cap ETF	57,434	11,186,994
iShares MSCI EAFE ETF	591,294	39,598,959
iShares Russell 2000 ETF	37,035	6,065,222
SPDR S&P 500 ETF Trust	47,031	12,758,570

Total Exchange Traded Funds (54.4%) (Cost $72,202,944)		82,316,946

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (40.1%)
U.S. Treasury Notes 2.625%, 6/15/21	$20,270,000	20,273,166
2.750%, 5/31/23	25,015,000	25,044,900
2.875%, 5/31/25	15,260,000	15,318,179

Total U.S. Treasury Obligations		60,636,245

Total Long-Term Debt Securities (40.1%) (Cost $60,413,336)		60,636,245

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	4,163,598	4,164,431

Total Short-Term Investment (2.7%) (Cost $4,164,325)		4,164,431

Total Investments in Securities (97.2%) (Cost $136,780,605)		147,117,622
Other Assets Less Liabilities (2.8%)		4,230,024

Net Assets (100%)		$151,347,646

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	67	9/2018	USD	7,612,352	28,116

					28,116

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$82,316,946	$—	$—	$82,316,946
Futures	28,116	—	—	28,116
Short-Term Investment
Investment Company	4,164,431	—	—	4,164,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Treasury Obligations	$—	$60,636,245	$—	$60,636,245

Total Assets	$86,509,493	$60,636,245	$—	$147,145,738

Total Liabilities	$—	$—	$—	$—

Total	$86,509,493	$60,636,245	$—	$147,145,738

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$28,116	*

Total		$28,116

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Interest rate contracts	$(160,023)	$(160,023)

Total	$(160,023)	$(160,023)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Interest rate contracts	$54,931	$54,931

Total	$54,931	$54,931

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $6,856,000 during the the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$356,192,667
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$326,096,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,367,957
Aggregate gross unrealized depreciation	12

Net unrealized appreciation	$10,367,969

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,777,769

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $136,780,605)	$147,117,622
Cash	3,706,950
Cash held as collateral at broker	54,997
Receivable from Separate Accounts for Portfolio shares sold	313,076
Dividends, interest and other receivables	292,086
Due from broker for futures variation margin	28,259
Securities lending income receivable	314
Other assets	1,588

Total assets	151,514,892

LIABILITIES
Investment management fees payable	82,060
Distribution fees payable – Class IB	30,876
Administrative fees payable	15,021
Payable to Separate Accounts for Portfolio shares redeemed	3,324
Accrued expenses	35,965

Total liabilities	167,246

NET ASSETS	$151,347,646

Net assets were comprised of:
Paid in capital	$142,760,590
Accumulated undistributed net investment income (loss)	1,061,873
Accumulated undistributed net realized gain (loss)	(2,839,950)
Net unrealized appreciation (depreciation)	10,365,133

Net assets	$151,347,646

Class IB
Net asset value, offering and redemption price per share, $151,347,646 / 13,036,278 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$1,121,378
Interest	673,720
Securities lending (net)	8,435

Total income	1,803,533

EXPENSES
Investment management fees	546,056
Distribution fees – Class IB	170,642
Administrative fees	82,539
Professional fees	27,283
Printing and mailing expenses	5,014
Custodian fees	3,472
Trustees’ fees	1,419
Miscellaneous	1,114

Gross expenses	837,539
Less: Waiver from investment manager	(95,879)

Net expenses	741,660

NET INVESTMENT INCOME (LOSS)	1,061,873

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,372,910)
Futures contracts	(160,023)

Net realized gain (loss)	(1,532,933)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(419,656)
Futures contracts	54,931

Net change in unrealized appreciation (depreciation)	(364,725)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,897,658)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(835,785)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,061,873	$873,100
Net realized gain (loss)	(1,532,933)	(388,208)
Net change in unrealized appreciation (depreciation)	(364,725)	8,804,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(835,785)	9,289,539

DIVIDENDS:
Dividends from net investment income
Class IB	—	(907,454)
Class K	—	(799)

TOTAL DIVIDENDS	—	(908,253)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,698,862 and 5,636,212 shares, respectively ]	31,503,499	63,489,776
Capital shares issued in reinvestment of dividends [ 0 and 78,240 shares, respectively ]	—	907,454
Capital shares repurchased [ (94,394) and (140,140) shares, respectively ]	(1,107,417)	(1,582,448)

Total Class IB transactions	30,396,082	62,814,782

Class K (b)
Capital shares issued in reinvestment of dividends [ 0 and 70 shares, respectively ]	—	799
Capital shares repurchased [ 0 and (998,660) shares, respectively ]	—	(11,593,055)

Total Class K transactions	—	(11,592,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,396,082	51,222,526

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,560,297	59,603,812
NET ASSETS:
Beginning of period	121,787,349	62,183,537

End of period (a)	$151,347,646	$121,787,349

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,061,873	$—

(b) After the close of business on November 20, 2017, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		February 22, 2016* to December 31, 2016
Net asset value, beginning of period	$11.67		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.11		0.11
Net realized and unrealized gain (loss)	(0.15)		1.03		0.58

Total from investment operations	(0.06)		1.14		0.69

Less distributions:
Dividends from net investment income	—		(0.09)		(0.07)

Net asset value, end of period	$11.61		$11.67		$10.62

Total return (b)	(0.51)%		10.74%		6.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$151,348		$121,787		$51,581
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.11	%(k)	1.13	%(m)
Before waivers (a)(f)	1.23%		1.26%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.56%		0.94%		1.16	%(l)
Before waivers (a)(f)	1.42%		0.80%		0.71	%(l)
Portfolio turnover rate (z)^	252%		510%		400%

Class K	January 1, 2017 to November 20, 2017‡		February 22, 2016* to December 31, 2016
Net asset value, beginning of period	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11
Net realized and unrealized gain (loss)	0.92		0.60

Total from investment operations	0.99		0.71

Less distributions:
Dividends from net investment income	—	#	(0.09)

Net asset value, end of period	$11.61		$10.62

Total return (b)	9.33%		7.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$10,603
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(k)	0.87	%(m)
Before waivers (a)(f)	1.02%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%		1.20	%(l)
Before waivers (a)(f)	0.59%		0.61	%(l)
Portfolio turnover rate (z)^	510%		400%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on November 20, 2017 operations for Class K ceased and shares of seed capital were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	38.5%
Consumer Discretionary	17.3
Health Care	14.6
Consumer Staples	11.2
Financials	7.7
Industrials	6.9
Energy	2.9
Repurchase Agreements	2.8
Materials	0.4
Cash and Other	(2.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,053.86	$5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,053.61	5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,055.04	4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.3%)
Hotels, Restaurants & Leisure (6.6%)
Starbucks Corp.	283,758	$13,861,578
Yum China Holdings, Inc.	546,054	21,001,237
Yum! Brands, Inc.	109,966	8,601,541

		43,464,356

Internet & Direct Marketing Retail (7.7%)
Amazon.com, Inc.*	30,117	51,192,876

Textiles, Apparel & Luxury Goods (3.0%)
Under Armour, Inc., Class A (x)*	891,744	20,046,405

Total Consumer Discretionary		114,703,637

Consumer Staples (11.2%)
Beverages (6.3%)
Coca-Cola Co. (The)	224,674	9,854,202
Monster Beverage Corp.*	554,685	31,783,450

		41,637,652

Food Products (2.0%)
Danone SA (ADR)	927,515	13,523,169

Household Products (2.9%)
Colgate-Palmolive Co.	158,904	10,298,568
Procter & Gamble Co. (The)	114,515	8,939,041

		19,237,609

Total Consumer Staples		74,398,430

Energy (2.9%)
Energy Equipment & Services (2.9%)
Schlumberger Ltd.	286,337	19,193,169

Total Energy		19,193,169

Financials (7.7%)
Capital Markets (6.6%)
FactSet Research Systems, Inc.	56,771	11,246,335
MSCI, Inc.	78,150	12,928,355
SEI Investments Co.	312,550	19,540,626

		43,715,316

Consumer Finance (1.1%)
American Express Co.	78,034	7,647,332

Total Financials		51,362,648

Health Care (14.6%)
Biotechnology (6.4%)
Amgen, Inc.	40,996	7,567,451
BioMarin Pharmaceutical, Inc.*	151,229	14,245,772
Regeneron Pharmaceuticals, Inc.*	60,399	20,837,051

		42,650,274

Health Care Equipment & Supplies (1.7%)
Varian Medical Systems, Inc.*	95,174	10,823,187

Health Care Technology (2.2%)
Cerner Corp.*	247,192	14,779,610

Pharmaceuticals (4.3%)
Merck & Co., Inc.	62,885	3,817,120
Novartis AG (ADR)	106,252	8,026,276
Novo Nordisk A/S (ADR)	366,454	16,900,858

		28,744,254

Total Health Care		96,997,325

Industrials (6.9%)
Air Freight & Logistics (4.7%)
Expeditors International of Washington, Inc.	364,557	26,649,117
United Parcel Service, Inc., Class B	43,622	4,633,965

		31,283,082

Machinery (2.2%)
Deere & Co.	105,152	14,700,249

Total Industrials		45,983,331

Information Technology (38.5%)
Communications Equipment (2.4%)
Cisco Systems, Inc.	374,995	16,136,035

Internet Software & Services (17.8%)
Alibaba Group Holding Ltd. (ADR)*	230,708	42,803,255
Alphabet, Inc., Class A*	14,493	16,365,351
Alphabet, Inc., Class C*	14,493	16,169,115
Facebook, Inc., Class A*	219,828	42,716,977

		118,054,698

IT Services (5.4%)
Automatic Data Processing, Inc.	46,139	6,189,086
Visa, Inc., Class A	223,571	29,611,979

		35,801,065

Semiconductors & Semiconductor Equipment (2.3%)
QUALCOMM, Inc.	278,628	15,636,603

Software (10.6%)
Autodesk, Inc.*	201,364	26,396,807
Microsoft Corp.	136,182	13,428,907
Oracle Corp.	697,548	30,733,965

		70,559,679

Total Information Technology		256,188,080

Materials (0.4%)
Metals & Mining (0.4%)
Compass Minerals International, Inc. (x)	45,161	2,969,336

Total Materials		2,969,336

Total Common Stocks (99.5%) (Cost $429,593,663)		661,795,956

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.8%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $3,000,530, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $3,060,000. (xx)	$3,000,000	3,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $900,149, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $918,000. (xx)	$900,000	$900,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,000,848, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,108,575. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $306,002. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $612,001. (xx)	600,000	600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $612,002. (xx)	600,000	600,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,000,183, collateralized by various Common Stocks; total market value $1,112,195. (xx)	1,000,000	1,000,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,218,088, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,242,317. (xx)	1,217,876	1,217,876

Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,020,465. (xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $2,040,030. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,700,468, collateralized by various Common Stocks; total market value $3,004,806. (xx)	2,700,000	2,700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,000,520, collateralized by various Common Stocks; total market value $3,338,674. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		18,317,876

Total Short-Term Investments (2.8%) (Cost $18,317,876)		18,317,876

Total Investments in Securities (102.3%) (Cost $447,911,539)		680,113,832
Other Assets Less Liabilities (-2.3%)		(15,596,241)

Net Assets (100%)		$664,517,591

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $18,874,343. This was secured by cash collateral of $18,317,876 which was subsequently invested in joint repurchase agreements with a total value of $18,317,876, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,712,766 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/46.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$114,703,637	$—	$—	$114,703,637
Consumer Staples	74,398,430	—	—	74,398,430
Energy	19,193,169	—	—	19,193,169
Financials	51,362,648	—	—	51,362,648
Health Care	96,997,325	—	—	96,997,325
Industrials	45,983,331	—	—	45,983,331
Information Technology	256,188,080	—	—	256,188,080
Materials	2,969,336	—	—	2,969,336
Short-Term Investments
Repurchase Agreements	—	18,317,876	—	18,317,876

Total Assets	$661,795,956	$18,317,876	$—	$680,113,832

Total Liabilities	$—	$—	$—	$—

Total	$661,795,956	$18,317,876	$—	$680,113,832

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts for the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,972,805
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$105,748,345

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,618,973
Aggregate gross unrealized depreciation	(13,797,064)

Net unrealized appreciation	$231,821,909

Federal income tax cost of investments in securities and derivative instruments, if applicable	$448,291,923

For the six months ended June 30, 2018, the Portfolio incurred approximately $85 as brokerage commissions with Sanford C. Bernstein &

Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $429,593,663)	$661,795,956
Repurchase Agreements (Cost $18,317,876)	18,317,876
Cash	2,893,862
Dividends, interest and other receivables	366,461
Receivable from Separate Accounts for Portfolio shares sold	242,821
Securities lending income receivable	13,853
Other assets	7,088

Total assets	683,637,917

LIABILITIES
Payable for return of collateral on securities loaned	18,317,876
Investment management fees payable	376,353
Payable to Separate Accounts for Portfolio shares redeemed	246,831
Distribution fees payable – Class IB	60,668
Administrative fees payable	54,543
Distribution fees payable – Class IA	15,223
Accrued expenses	48,832

Total liabilities	19,120,326

NET ASSETS	$664,517,591

Net assets were comprised of:
Paid in capital	$383,332,809
Accumulated undistributed net investment income (loss)	1,064,987
Accumulated undistributed net realized gain (loss)	47,917,502
Net unrealized appreciation (depreciation)	232,202,293

Net assets	$664,517,591

Class IA
Net asset value, offering and redemption price per share, $73,111,495 / 8,123,793 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.00

Class IB
Net asset value, offering and redemption price per share, $289,349,135 / 31,995,840 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.04

Class K
Net asset value, offering and redemption price per share, $302,056,961 / 33,522,351 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.01

(x)	Includes value of securities on loan of $18,874,343.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$3,929,655
Interest	35,871
Securities lending (net)	208,641

Total income	4,174,167

EXPENSES
Investment management fees	2,496,108
Distribution fees – Class IB	357,740
Administrative fees	324,881
Distribution fees – Class IA	88,005
Professional fees	32,027
Printing and mailing expenses	24,744
Custodian fees	21,324
Trustees’ fees	7,401
Miscellaneous	6,533

Gross expenses	3,358,763
Less: Waiver from investment manager	(249,583)

Net expenses	3,109,180

NET INVESTMENT INCOME (LOSS)	1,064,987

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	40,167,160
Net change in unrealized appreciation (depreciation) on investments in securities	(5,246,440)

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,920,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,985,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,064,987	$1,102,634
Net realized gain (loss)	40,167,160	28,300,363
Net change in unrealized appreciation (depreciation)	(5,246,440)	153,847,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,985,707	183,250,351

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(40,432)
Class IB	—	(139,414)
Class K	—	(922,788)

	—	(1,102,634)

Distributions from net realized capital gains
Class IA	—	(1,779,750)
Class IB	—	(6,998,037)
Class K	—	(8,705,287)

	—	(17,483,074)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(18,585,708)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,007,652 and 2,857,354 shares, respectively ]	9,035,684	22,088,527
Capital shares issued in reinvestment of dividends and distributions [ 0 and 213,510 shares, respectively ]	—	1,820,182
Capital shares repurchased [ (514,949) and (1,999,216) shares, respectively ]	(4,579,388)	(16,060,005)

Total Class IA transactions	4,456,296	7,848,704

Class IB
Capital shares sold [ 2,178,307 and 4,405,263 shares, respectively ]	19,521,515	34,321,418
Capital shares issued in reinvestment of dividends and distributions [ 0 and 833,180 shares, respectively ]	—	7,137,451
Capital shares repurchased [ (2,243,561) and (3,787,197) shares, respectively ]	(20,064,472)	(29,149,397)

Total Class IB transactions	(542,957)	12,309,472

Class K
Capital shares sold [ 64,661 and 157,689 shares, respectively ]	579,021	1,151,778
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,129,536 shares, respectively ]	—	9,628,075
Capital shares repurchased [ (6,226,532) and (6,437,680) shares, respectively ]	(55,161,640)	(51,594,830)

Total Class K transactions	(54,582,619)	(40,814,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,669,280)	(20,656,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,683,573)	144,007,842
NET ASSETS:
Beginning of period	679,201,164	535,193,322

End of period (a)	$664,517,591	$679,201,164

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,064,987	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.54	$6.52	$6.25	$5.67	$7.61	$6.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	0.02	0.01	0.01	0.04
Net realized and unrealized gain (loss)	0.45	2.25	0.41	0.65	0.59	1.84

Total from investment operations	0.46	2.25	0.43	0.66	0.60	1.88

Less distributions:
Dividends from net investment income	—	(0.01)	(0.02)	(0.01)	(0.01)	(0.07)
Distributions from net realized gains	—	(0.22)	(0.14)	(0.07)	(2.53)	(1.17)

Total dividends and distributions	—	(0.23)	(0.16)	(0.08)	(2.54)	(1.24)

Net asset value, end of period	$9.00	$8.54	$6.52	$6.25	$5.67	$7.61

Total return (b)	5.39%	34.50%	6.88%	11.58%	7.82%	27.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,111	$65,170	$42,741	$28,288	$23,784	$23,596
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.08%	1.12%	1.15%	1.15%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.08%	1.12%	1.15%	1.12%
Before waivers and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.13%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.21%	0.04%	0.29%	0.19%	0.11%	0.47%
After waivers and fees paid indirectly (a)(f)	0.21%	0.04%	0.29%	0.19%	0.11%	0.51%
Before waivers and fees paid indirectly (a)(f)	0.13%	(0.04)%	0.24%	0.19%	0.10%	0.47%
Portfolio turnover rate (z)^	9%	6%	11%	11%	39%	51%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.58	$6.55	$6.28	$5.70	$7.64	$6.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	0.02	0.01	0.01	0.04
Net realized and unrealized gain (loss)	0.45	2.26	0.41	0.65	0.59	1.85

Total from investment operations	0.46	2.26	0.43	0.66	0.60	1.89

Less distributions:
Dividends from net investment income	—	(0.01)	(0.02)	(0.01)	(0.01)	(0.07)
Distributions from net realized gains	—	(0.22)	(0.14)	(0.07)	(2.53)	(1.17)

Total dividends and distributions	—	(0.23)	(0.16)	(0.08)	(2.54)	(1.24)

Net asset value, end of period	$9.04	$8.58	$6.55	$6.28	$5.70	$7.64

Total return (b)	5.36%	34.50%	6.85%	11.52%	7.79%	27.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$289,349	$275,133	$200,399	$179,251	$172,551	$180,469
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.08%	1.12%	1.15%	1.15%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.08%	1.12%	1.15%	1.12%
Before waivers and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.13%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.20%	0.04%	0.30%	0.20%	0.11%	0.51%
After waivers and fees paid indirectly (a)(f)	0.20%	0.04%	0.30%	0.20%	0.11%	0.55%
Before waivers and fees paid indirectly (a)(f)	0.13%	(0.03)%	0.25%	0.19%	0.10%	0.51%
Portfolio turnover rate (z)^	9%	6%	11%	11%	39%	51%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,		February 9, 2015* to December 31, 2015
		2017	2016
Net asset value, beginning of period	$8.54	$6.51	$6.25	$5.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.02	0.04	0.03
Net realized and unrealized gain (loss)	0.45	2.26	0.40	0.60

Total from investment operations	0.47	2.28	0.44	0.63

Less distributions:
Dividends from net investment income	—	(0.03)	(0.04)	(0.02)
Distributions from net realized gains	—	(0.22)	(0.14)	(0.07)

Total dividends and distributions	—	(0.25)	(0.18)	(0.09)

Net asset value, end of period	$9.01	$8.54	$6.51	$6.25

Total return (b)	5.50%	35.01%	6.99%	11.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$302,057	$338,898	$292,053	$323,106
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.80%	0.83%	0.86%
After waivers and fees paid indirectly (a)(f)	0.80%	0.80%	0.83%	0.86%
Before waivers and fees paid indirectly (a)(f)	0.87%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.45%	0.30%	0.56%	0.48	%(l)
After waivers and fees paid indirectly (a)(f)	0.45%	0.30%	0.56%	0.48	%(l)
Before waivers and fees paid indirectly (a)(f)	0.38%	0.22%	0.51%	0.47	%(l)
Portfolio turnover rate (z)^	9%	6%	11%	11%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	28.4%
Health Care	24.2
Consumer Discretionary	20.7
Industrials	11.2
Repurchase Agreements	10.3
Financials	6.0
Materials	3.5
Consumer Staples	1.4
Real Estate	1.2
Energy	1.2
Telecommunication Services	0.4
Utilities	0.2
Investment Company	0.2
Cash and Other	(8.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,137.74	$6.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,139.47	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (0.5%)
Dana, Inc.	18,842	$380,419
Dorman Products, Inc.*	3,747	255,958
Fox Factory Holding Corp.*	5,011	233,262
LCI Industries	3,409	307,321
Modine Manufacturing Co.*	1,028	18,761
Shiloh Industries, Inc.*	318	2,767
Stoneridge, Inc.*	3,405	119,652
Tenneco, Inc.	5,794	254,704

		1,572,844

Automobiles (0.1%)
Winnebago Industries, Inc.	4,307	174,864

Distributors (0.0%)
Core-Mark Holding Co., Inc.	546	12,394
Funko, Inc., Class A (x)*	1,449	18,185

		30,579

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	124	5,220
Cambium Learning Group, Inc.*	562	6,266
Capella Education Co.	1,514	149,432
Career Education Corp.*	9,452	152,839
Carriage Services, Inc.	869	21,334
Chegg, Inc.*	14,793	411,097
Houghton Mifflin Harcourt Co.*	1,298	9,930
Sotheby’s*	5,195	282,296
Strayer Education, Inc.	1,504	169,967
Weight Watchers International, Inc.*	5,057	511,264

		1,719,645

Hotels, Restaurants & Leisure (9.7%)
Belmond Ltd., Class A*	1,673	18,654
BJ’s Restaurants, Inc.	2,849	170,940
Bloomin’ Brands, Inc.	11,617	233,502
Bluegreen Vacations Corp. (x)	1,053	25,061
Boyd Gaming Corp.	10,450	362,197
Brinker International, Inc.	4,661	221,864
Carrols Restaurant Group, Inc.*	4,140	61,479
Cheesecake Factory, Inc. (The)	5,989	329,754
Churchill Downs, Inc.	1,641	486,557
Chuy’s Holdings, Inc.*	1,894	58,146
Cracker Barrel Old Country Store, Inc. (x)	2,700	421,767
Dave & Buster’s Entertainment, Inc.*	5,296	252,090
Denny’s Corp.*	6,507	103,657
Dine Brands Global, Inc.	1,390	103,972
Drive Shack, Inc.*	7,194	55,538
Eldorado Resorts, Inc. (x)*	9,159	358,117
Empire Resorts, Inc. (x)*	242	4,792
Fiesta Restaurant Group, Inc.*	2,645	75,912
Golden Entertainment, Inc.*	2,516	67,907
Habit Restaurants, Inc. (The), Class A*	387,703	3,877,029
ILG, Inc.	11,096	366,501
Jack in the Box, Inc.	701	59,669
Lindblad Expeditions Holdings, Inc.*	140,530	1,862,022
Marriott Vacations Worldwide Corp.	2,673	301,942
Monarch Casino & Resort, Inc.*	1,252	55,151
Nathan’s Famous, Inc.	372	35,005
Noodles & Co. (x)*	1,759	21,636
Papa John’s International, Inc.	1,469	74,508
Penn National Gaming, Inc.*	1,393	46,791
Pinnacle Entertainment, Inc.*	7,286	245,757
Planet Fitness, Inc., Class A*	12,301	540,506
PlayAGS, Inc.*	2,220	60,095
Potbelly Corp.*	286,020	3,703,958
RCI Hospitality Holdings, Inc.	923	29,213
Red Rock Resorts, Inc., Class A	9,682	324,347
Ruth’s Hospitality Group, Inc.	4,052	113,659
Scientific Games Corp., Class A*	7,647	375,850
SeaWorld Entertainment, Inc. (x)*	7,650	166,923
Shake Shack, Inc., Class A (x)*	186,742	12,358,585
Sonic Corp. (x)	2,699	92,900
Texas Roadhouse, Inc.	9,461	619,790
Wingstop, Inc.	3,721	193,939
Zoe’s Kitchen, Inc. (x)*	238,756	2,330,258

		31,267,940

Household Durables (1.4%)
AV Homes, Inc.*	429	9,181
Cavco Industries, Inc.*	1,191	247,311
Century Communities, Inc.*	225	7,099
GoPro, Inc., Class A (x)*	15,740	101,366
Hamilton Beach Brands Holding Co., Class A	897	26,058
Helen of Troy Ltd.*	285	28,058
Hooker Furniture Corp.	718	33,674
Hovnanian Enterprises, Inc., Class A*	3,881	6,326
Installed Building Products, Inc.*	42,119	2,381,830
iRobot Corp. (x)*	3,769	285,577
KB Home	2,448	66,684
La-Z-Boy, Inc.	2,833	86,690
LGI Homes, Inc. (x)*	2,577	148,770
M/I Homes, Inc.*	677	17,927
Meritage Homes Corp.*	352	15,470
Purple Innovation, Inc.*	599	5,092
Roku, Inc. (x)*	6,028	256,913
Skyline Champion Corp.	953	33,393
Taylor Morrison Home Corp., Class A*	2,439	50,682
TopBuild Corp.*	4,933	386,451
TRI Pointe Group, Inc.*	1,104	18,061
Turtle Beach Corp. (x)*	1,089	22,128
Vuzix Corp. (x)*	2,746	20,458
William Lyon Homes, Class A*	829	19,233
ZAGG, Inc.*	3,797	65,688

		4,340,120

Internet & Direct Marketing Retail (2.8%)
1-800-Flowers.com, Inc., Class A*	1,162	14,583
Duluth Holdings, Inc., Class B (x)*	1,209	28,762
Gaia, Inc.*	971	19,663
Groupon, Inc.*	61,448	264,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Expedia Holdings, Inc., Class A*	504	$22,146
Liberty TripAdvisor Holdings, Inc., Class A*	10,104	162,674
MakeMyTrip Ltd. (x)*	71,628	2,589,352
Nutrisystem, Inc.	4,115	158,428
Overstock.com, Inc. (x)*	150,906	5,077,987
PetMed Express, Inc. (x)	2,778	122,371
Shutterfly, Inc.*	4,594	413,598

		8,873,790

Leisure Products (0.2%)
Callaway Golf Co.	8,724	165,495
Johnson Outdoors, Inc., Class A	421	35,587
Malibu Boats, Inc., Class A*	2,842	119,193
Marine Products Corp.	1,063	18,900
MCBC Holdings, Inc.*	2,573	74,488
Nautilus, Inc.*	3,713	58,294
Sturm Ruger & Co., Inc. (x)	2,353	131,768

		603,725

Media (1.4%)
Central European Media Enterprises Ltd., Class A*	11,996	49,783
Emerald Expositions Events, Inc.	122,619	2,525,952
Entravision Communications Corp., Class A	1,818	9,090
Eros International plc*	1,957	25,441
Hemisphere Media Group, Inc.*	1,143	14,973
IMAX Corp.*	7,649	169,425
Liberty Media Corp.-Liberty Braves, Class A*	1,382	35,531
Liberty Media Corp.-Liberty Braves, Class C*	5,001	129,326
LiveXLive Media, Inc. (x)*	3,805	21,955
Loral Space & Communications, Inc.*	1,818	68,357
MDC Partners, Inc., Class A*	8,106	37,288
New York Times Co. (The), Class A (x)	14,869	385,107
Nexstar Media Group, Inc., Class A	6,239	457,943
Sinclair Broadcast Group, Inc., Class A	4,708	151,362
tronc, Inc.*	2,405	41,558
World Wrestling Entertainment, Inc., Class A (x)	5,873	427,672

		4,550,763

Multiline Retail (0.2%)
Big Lots, Inc.	1,409	58,868
Ollie’s Bargain Outlet Holdings, Inc.*	6,912	501,120
Sears Holdings Corp. (x)*	328	777

		560,765

Specialty Retail (2.4%)
American Eagle Outfitters, Inc.	20,260	471,045
America’s Car-Mart, Inc.*	274	16,961
Asbury Automotive Group, Inc.*	2,846	195,093
At Home Group, Inc.*	3,692	144,542
Boot Barn Holdings, Inc.*	2,684	55,693
Buckle, Inc. (The) (x)	830	22,327
Camping World Holdings, Inc., Class A (x)	4,523	112,985
Carvana Co. (x)*	92,696	3,856,153
Children’s Place, Inc. (The)	2,219	268,055
Conn’s, Inc. (x)*	1,329	43,857
Five Below, Inc.*	7,601	742,694
Hudson Ltd., Class A*	5,533	96,772
Kirkland’s, Inc.*	564	6,565
Lithia Motors, Inc., Class A	2,039	192,828
Lumber Liquidators Holdings, Inc. (x)*	3,180	77,433
MarineMax, Inc.*	1,756	33,276
Monro, Inc.	4,438	257,848
Murphy USA, Inc.*	797	59,209
National Vision Holdings, Inc.*	4,730	172,976
New York & Co., Inc.*	2,472	12,657
Party City Holdco, Inc. (x)*	251	3,828
RH (x)*	2,682	374,675
Sally Beauty Holdings, Inc. (x)*	4,562	73,129
Sleep Number Corp.*	5,011	145,419
Sportsman’s Warehouse Holdings, Inc. (x)*	5,044	25,825
Tailored Brands, Inc. (x)	6,914	176,445
Tile Shop Holdings, Inc.	2,959	22,784
Tilly’s, Inc., Class A	317	4,803
Winmark Corp.	347	51,512
Zumiez, Inc.*	770	19,289

		7,736,678

Textiles, Apparel & Luxury Goods (1.5%)
Brunello Cucinelli SpA	64,532	2,882,539
Crocs, Inc.*	9,400	165,534
Deckers Outdoor Corp.*	4,432	500,328
Fossil Group, Inc.*	1,427	38,343
G-III Apparel Group Ltd.*	1,711	75,968
Movado Group, Inc.	127	6,134
Oxford Industries, Inc.	2,333	193,592
Steven Madden Ltd.	8,087	429,420
Superior Group of Cos., Inc.	1,176	24,355
Wolverine World Wide, Inc.	12,836	446,308

		4,762,521

Total Consumer Discretionary		66,194,234

Consumer Staples (1.4%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	1,168	350,050
Castle Brands, Inc. (x)*	12,115	14,417
Celsius Holdings, Inc. (x)*	3,039	13,979
Coca-Cola Bottling Co. Consolidated	659	89,051
Craft Brew Alliance, Inc.*	1,759	36,323
MGP Ingredients, Inc.	1,628	144,583
National Beverage Corp.*	1,636	174,888
Primo Water Corp.*	3,739	65,395

		888,686

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	3,018	86,013
Performance Food Group Co.*	14,166	519,892
PriceSmart, Inc.	3,087	279,374

		885,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.3%)
B&G Foods, Inc. (x)	1,000	$29,900
Calavo Growers, Inc.	2,208	212,299
Cal-Maine Foods, Inc.*	1,747	80,100
Freshpet, Inc. (x)*	3,624	99,479
J&J Snack Foods Corp.	2,092	318,968
John B Sanfilippo & Son, Inc.	1,201	89,414
Lancaster Colony Corp.	1,919	265,628
Limoneira Co.	552	13,585
Tootsie Roll Industries, Inc.	458	14,129

		1,123,502

Household Products (0.2%)
Central Garden & Pet Co.*	1,098	47,741
Central Garden & Pet Co., Class A*	3,764	152,329
HRG Group, Inc.*	16,414	214,859
WD-40 Co.	1,897	277,437

		692,366

Personal Products (0.2%)
elf Beauty, Inc. (x)*	3,119	47,534
Inter Parfums, Inc.	2,240	119,840
Medifast, Inc.	1,626	260,419
Natural Health Trends Corp. (x)	1,034	25,871
Revlon, Inc., Class A (x)*	974	17,094
USANA Health Sciences, Inc.*	1,763	203,274

		674,032

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	16,169	39,776
Turning Point Brands, Inc.	1,079	34,420
Vector Group Ltd.	6,133	117,017

		191,213

Total Consumer Staples		4,455,078

Energy (1.2%)
Energy Equipment & Services (0.3%)
Cactus, Inc., Class A*	3,737	126,273
Covia Holdings Corp.*	4,341	80,569
Independence Contract Drilling, Inc.*	1,745	7,189
ION Geophysical Corp.*	1,475	35,843
Keane Group, Inc. (x)*	7,255	99,176
Key Energy Services, Inc.*	1,413	22,947
Liberty Oilfield Services, Inc., Class A*	2,108	39,462
Mammoth Energy Services, Inc. (x)*	1,178	40,005
Pioneer Energy Services Corp.*	993	5,809
Profire Energy, Inc. (x)*	3,244	10,965
ProPetro Holding Corp.*	9,878	154,887
RigNet, Inc.*	168	1,730
Select Energy Services, Inc., Class A*	1,441	20,938
Solaris Oilfield Infrastructure, Inc., Class A*	3,616	51,673
TETRA Technologies, Inc.*	14,681	65,330
US Silica Holdings, Inc.	6,484	166,574

		929,370

Oil, Gas & Consumable Fuels (0.9%)
Abraxas Petroleum Corp.*	21,028	60,771
Amyris, Inc.*	867	5,540
Carrizo Oil & Gas, Inc.*	10,912	303,899
CONSOL Energy, Inc.*	1,656	63,508
CVR Energy, Inc.	2,100	77,679
Delek US Holdings, Inc.	10,738	538,724
Denbury Resources, Inc.*	28,597	137,552
Eclipse Resources Corp.*	6,221	9,954
Energy XXI Gulf Coast, Inc.*	695	6,144
Evolution Petroleum Corp.	3,539	34,859
Goodrich Petroleum Corp.*	844	10,440
Isramco, Inc.*	23	2,827
Jagged Peak Energy, Inc. (x)*	8,989	117,037
Laredo Petroleum, Inc.*	6,588	63,377
Lilis Energy, Inc. (x)*	5,859	30,467
Matador Resources Co.*	12,774	383,858
NextDecade Corp. (x)*	1,086	7,428
Northern Oil and Gas, Inc.*	3,828	12,058
Panhandle Oil and Gas, Inc., Class A	1,229	23,474
Par Pacific Holdings, Inc.*	301	5,231
Penn Virginia Corp. (x)*	1,712	145,332
Renewable Energy Group, Inc.*	439	7,836
Resolute Energy Corp. (x)*	180	5,616
Ring Energy, Inc.*	7,570	95,533
Sanchez Energy Corp. (x)*	7,798	35,247
SRC Energy, Inc.*	33,738	371,793
Tellurian, Inc. (x)*	11,268	93,750
Uranium Energy Corp. (x)*	21,865	35,203
WildHorse Resource Development Corp.*	3,521	89,293
Zion Oil & Gas, Inc.*	7,439	30,165

		2,804,595

Total Energy		3,733,965

Financials (6.0%)
Banks (2.1%)
Allegiance Bancshares, Inc.*	339	14,696
Ameris Bancorp	5,545	295,826
Atlantic Capital Bancshares, Inc.*	2,450	48,143
BancFirst Corp.	624	36,941
Bank of NT Butterfield & Son Ltd. (The)	7,600	347,472
Bankwell Financial Group, Inc.	127	4,083
Blue Hills Bancorp, Inc.	1,606	35,653
BSB Bancorp, Inc.*	305	10,492
Cadence Bancorp	2,234	64,496
Cambridge Bancorp (x)	112	9,692
Capstar Financial Holdings, Inc.*	333	6,170
Carolina Financial Corp.	1,893	81,248
City Holding Co.	239	17,980
CNB Financial Corp.	150	4,509
CoBiz Financial, Inc.	5,133	110,257
ConnectOne Bancorp, Inc.	1,145	28,511
Customers Bancorp, Inc.*	1,359	38,568
Eagle Bancorp, Inc.*	3,590	220,067
Enterprise Bancorp, Inc.	114	4,609
Enterprise Financial Services Corp.	1,082	58,374
Equity Bancshares, Inc., Class A*	603	25,012
Esquire Financial Holdings, Inc. (x)*	268	7,073
Farmers & Merchants Bancorp, Inc.	970	39,140
FB Financial Corp.	841	34,246
FCB Financial Holdings, Inc., Class A*	5,152	302,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Connecticut Bancorp, Inc.	467	$14,290
First Financial Bankshares, Inc. (x)	9,093	462,833
First Financial Northwest, Inc.	165	3,221
First Foundation, Inc.*	1,375	25,493
FNB Bancorp	205	7,517
German American Bancorp, Inc.	731	26,206
Glacier Bancorp, Inc.	1,939	75,001
Green Bancorp, Inc.	588	12,701
Guaranty Bancorp	2,912	86,778
Hanmi Financial Corp.	533	15,111
HarborOne Bancorp, Inc.*	849	16,080
Heritage Commerce Corp.	5,009	85,103
Home BancShares, Inc.	5,158	116,364
HomeTrust Bancshares, Inc.*	707	19,902
Howard Bancorp, Inc.*	226	4,068
Independent Bank Corp./MA	412	32,301
Independent Bank Corp./MI	872	22,236
Independent Bank Group, Inc.	770	51,436
Investar Holding Corp.	355	9,816
Lakeland Financial Corp.	2,555	123,125
LegacyTexas Financial Group, Inc.	2,753	107,422
Live Oak Bancshares, Inc.	1,878	57,561
Macatawa Bank Corp.	381	4,625
MB Financial, Inc.	988	46,140
Metro Bank plc (x)*	54,593	2,331,508
Midland States Bancorp, Inc.	1,497	51,287
National Bank Holdings Corp., Class A	1,338	51,633
National Commerce Corp.*	902	41,763
Old Line Bancshares, Inc.	269	9,391
Origin Bancorp, Inc.	814	33,325
Pacific Premier Bancorp, Inc.*	2,129	81,221
People’s Utah Bancorp	2,120	75,684
Preferred Bank	1,954	120,093
Reliant Bancorp, Inc. (x)	167	4,684
Republic First Bancorp, Inc.*	1,485	11,657
Seacoast Banking Corp. of Florida*	1,119	35,338
ServisFirst Bancshares, Inc.	6,532	272,580
Southern First Bancshares, Inc.*	102	4,508
State Bank Financial Corp.	1,916	63,994
Stock Yards Bancorp, Inc.	681	25,980
Tompkins Financial Corp.	111	9,533
TriState Capital Holdings, Inc.*	852	22,237
Triumph Bancorp, Inc.*	3,332	135,779
Union Bankshares, Inc.	483	25,068
United Community Banks, Inc.	1,025	31,437
Veritex Holdings, Inc.*	954	29,641
Washington Trust Bancorp, Inc.	633	36,777
West Bancorporation, Inc.	492	12,374

		6,789,018

Capital Markets (0.8%)
Artisan Partners Asset Management, Inc., Class A	6,932	209,000
Ashford, Inc.	114	7,387
BrightSphere Investment Group plc	10,251	146,179
Cohen & Steers, Inc.	3,276	136,642
Cowen, Inc. (x)*	1,966	27,229
Diamond Hill Investment Group, Inc.	494	96,048
Donnelley Financial Solutions, Inc.*	2,265	39,343
Federated Investors, Inc., Class B	4,359	101,652
Financial Engines, Inc.	8,869	398,218
GAMCO Investors, Inc., Class A	417	11,159
Greenhill & Co., Inc.	2,720	77,248
Hamilton Lane, Inc., Class A	2,158	103,519
Houlihan Lokey, Inc.	4,303	220,400
Investment Technology Group, Inc.	675	14,121
Ladenburg Thalmann Financial Services, Inc.	13,535	46,019
Moelis & Co., Class A	5,556	325,859
Piper Jaffray Cos.	108	8,300
PJT Partners, Inc., Class A	2,648	141,377
Pzena Investment Management, Inc., Class A	2,591	23,863
Siebert Financial Corp. (x)*	788	8,211
Silvercrest Asset Management Group, Inc., Class A	1,355	22,087
Value Line, Inc.	347	8,224
Virtus Investment Partners, Inc.	168	21,496
Westwood Holdings Group, Inc.	1,254	74,663
WisdomTree Investments, Inc.	14,564	132,241

		2,400,485

Consumer Finance (0.4%)
Curo Group Holdings Corp.*	1,147	28,618
Elevate Credit, Inc.*	2,901	24,542
Enova International, Inc.*	4,646	169,811
FirstCash, Inc.	6,260	562,461
Green Dot Corp., Class A*	6,666	489,218
Regional Management Corp.*	706	24,724

		1,299,374

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	11,671
On Deck Capital, Inc.*	6,252	43,764

		55,435

Insurance (1.7%)
AmTrust Financial Services, Inc.	2,230	32,491
FedNat Holding Co.	885	20,417
Global Indemnity Ltd.	265	10,330
Health Insurance Innovations, Inc., Class A (x)*	1,570	50,790
Heritage Insurance Holdings, Inc.	290	4,834
Infinity Property & Casualty Corp.	208	29,609
Investors Title Co.	50	9,233
James River Group Holdings Ltd.	1,771	69,583
Kemper Corp.	4,014	303,659
Kingstone Cos., Inc.	390	6,591
Kinsale Capital Group, Inc.	2,767	151,798
MBIA, Inc. (x)*	1,271	11,490
National General Holdings Corp.	5,255	138,364
Primerica, Inc.	5,721	569,811
RLI Corp.	4,704	311,357
Stewart Information Services Corp.	171	7,365
Trupanion, Inc. (x)*	92,050	3,553,129
United Insurance Holdings Corp.	2,320	45,426
Universal Insurance Holdings, Inc.	4,489	157,564

		5,483,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Granite Point Mortgage Trust, Inc. (REIT)	1,162	$21,323

Thrifts & Mortgage Finance (1.0%)
BofI Holding, Inc. (x)*	8,241	337,139
Charter Financial Corp.	362	8,742
Essent Group Ltd.*	6,817	244,185
Federal Agricultural Mortgage Corp., Class C	431	38,566
FS Bancorp, Inc.	246	15,560
Greene County Bancorp, Inc. (x)	301	10,204
Hingham Institution for Savings	90	19,773
Kearny Financial Corp.	4,430	59,584
LendingTree, Inc. (x)*	9,547	2,041,148
Malvern Bancorp, Inc.*	181	4,407
Merchants Bancorp	673	19,201
Meridian Bancorp, Inc.	1,073	20,548
Meta Financial Group, Inc.	1,296	126,230
NMI Holdings, Inc., Class A*	7,226	117,784
PCSB Financial Corp.	249	4,948
Southern Missouri Bancorp, Inc.	86	3,356
Sterling Bancorp, Inc.	1,560	20,842
Walker & Dunlop, Inc.	499	27,769
Waterstone Financial, Inc.	319	5,439
WSFS Financial Corp.	1,114	59,376

		3,184,801

Total Financials		19,234,277

Health Care (24.2%)
Biotechnology (6.8%)
Abeona Therapeutics, Inc. (x)*	3,881	62,096
ACADIA Pharmaceuticals, Inc. (x)*	13,708	209,321
Acceleron Pharma, Inc.*	4,465	216,642
Achaogen, Inc. (x)*	3,878	33,583
Acorda Therapeutics, Inc.*	776	22,271
Adamas Pharmaceuticals, Inc. (x)*	1,558	40,243
ADMA Biologics, Inc. (x)*	2,613	11,785
Aduro Biotech, Inc.*	8,936	62,552
Adverum Biotechnologies, Inc.*	822	4,357
Aeglea BioTherapeutics, Inc.*	2,258	23,890
Agenus, Inc. (x)*	11,162	25,338
Agios Pharmaceuticals, Inc.*	6,517	548,926
Aimmune Therapeutics, Inc.*	6,019	161,851
Akebia Therapeutics, Inc.*	6,020	60,080
Albireo Pharma, Inc. (x)*	285	10,118
Alder Biopharmaceuticals, Inc.*	6,566	103,743
Aldeyra Therapeutics, Inc.*	2,201	17,498
Allena Pharmaceuticals, Inc.*	1,607	20,939
Amicus Therapeutics, Inc.*	26,313	411,009
AnaptysBio, Inc. (x)*	2,579	183,212
Apellis Pharmaceuticals, Inc.*	5,020	110,440
Arbutus Biopharma Corp.*	1,308	9,548
Arcus Biosciences, Inc.*	497	6,083
Arena Pharmaceuticals, Inc.*	5,538	241,457
ArQule, Inc.*	10,922	60,399
Array BioPharma, Inc.*	28,344	475,612
Arrowhead Pharmaceuticals, Inc. (x)*	12,096	164,506
Arsanis, Inc. (x)*	695	2,523
Atara Biotherapeutics, Inc.*	5,654	207,785
Athenex, Inc. (x)*	5,835	108,881
Athersys, Inc. (x)*	15,341	30,222
Audentes Therapeutics, Inc.*	4,101	156,699
AVEO Pharmaceuticals, Inc. (x)*	8,307	18,774
Avid Bioservices, Inc.*	7,020	27,518
Bellicum Pharmaceuticals, Inc.*	49,719	366,926
BioCryst Pharmaceuticals, Inc.*	11,694	67,007
Biohaven Pharmaceutical Holding Co. Ltd.*	3,800	150,176
BioSpecifics Technologies Corp.*	794	35,619
BioTime, Inc. (x)*	3,481	7,171
Blueprint Medicines Corp.*	5,749	364,947
Calyxt, Inc. (x)*	712	13,293
Cara Therapeutics, Inc.*	3,277	62,755
CareDx, Inc. (x)*	4,224	51,702
CASI Pharmaceuticals, Inc. (x)*	6,010	49,462
Catalyst Pharmaceuticals, Inc.*	13,390	41,777
Celcuity, Inc.*	804	19,955
Cellular Biomedicine Group, Inc.*	949	18,553
ChemoCentryx, Inc.*	3,018	39,747
Clovis Oncology, Inc.*	6,626	301,284
Cohbar, Inc. (m)(x)*	3,083	20,194
Coherus Biosciences, Inc.*	6,518	91,252
Corbus Pharmaceuticals Holdings, Inc. (x)*	7,180	36,259
Corvus Pharmaceuticals, Inc. (x)*	1,739	19,094
CTI BioPharma Corp. (x)*	6,888	34,302
Cue Biopharma, Inc. (x)*	2,385	28,286
Cytokinetics, Inc.*	6,077	50,439
CytomX Therapeutics, Inc.*	5,356	122,438
Deciphera Pharmaceuticals, Inc.*	1,057	41,593
Denali Therapeutics, Inc. (x)*	2,351	35,853
Dicerna Pharmaceuticals, Inc.*	6,170	75,583
Dynavax Technologies Corp. (x)*	7,713	117,623
Eagle Pharmaceuticals, Inc.*	1,449	109,631
Editas Medicine, Inc. (x)*	37,697	1,350,683
Emergent BioSolutions, Inc.*	6,192	312,634
Enanta Pharmaceuticals, Inc.*	2,330	270,047
Epizyme, Inc.*	5,339	72,343
Esperion Therapeutics, Inc. (x)*	3,184	124,781
Evelo Biosciences, Inc.*	744	8,779
Fate Therapeutics, Inc. (x)*	6,902	78,269
Fennec Pharmaceuticals, Inc.*	1,553	16,213
FibroGen, Inc.*	10,395	650,726
Flexion Therapeutics, Inc. (x)*	4,667	120,642
Fortress Biotech, Inc.*	4,640	13,827
Foundation Medicine, Inc.*	1,938	264,925
G1 Therapeutics, Inc.*	2,837	123,296
Genomic Health, Inc.*	2,875	144,900
Geron Corp. (x)*	22,160	76,009
Global Blood Therapeutics, Inc. (x)*	6,950	314,140
GlycoMimetics, Inc.*	4,674	75,392
GTx, Inc. (x)*	634	9,707
Halozyme Therapeutics, Inc.*	17,377	293,150
Heron Therapeutics, Inc.*	8,871	344,638
Homology Medicines, Inc.*	1,449	29,560
Idera Pharmaceuticals, Inc.*	21,255	28,057
Immune Design Corp.*	288	1,310
ImmunoGen, Inc.*	17,821	173,398
Immunomedics, Inc. (x)*	16,615	393,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Inovio Pharmaceuticals, Inc. (x)*	12,015	$47,099
Insmed, Inc.*	10,650	251,873
Insys Therapeutics, Inc. (x)*	3,948	28,584
Intellia Therapeutics, Inc. (x)*	34,347	939,733
Intercept Pharmaceuticals, Inc. (x)*	3,048	255,758
Intrexon Corp. (x)*	31,740	442,456
Invitae Corp. (x)*	8,881	65,275
Iovance Biotherapeutics, Inc.*	11,424	146,227
Ironwood Pharmaceuticals, Inc.*	19,267	368,385
Jounce Therapeutics, Inc.*	1,908	14,615
Kadmon Holdings, Inc.*	9,665	38,563
Karyopharm Therapeutics, Inc.*	6,087	103,418
Keryx Biopharmaceuticals, Inc. (x)*	13,169	49,515
Kindred Biosciences, Inc.*	3,452	36,764
Kura Oncology, Inc.*	3,453	62,845
La Jolla Pharmaceutical Co. (x)*	2,981	86,956
Lexicon Pharmaceuticals, Inc. (x)*	6,072	72,864
Ligand Pharmaceuticals, Inc.*	2,908	602,449
Loxo Oncology, Inc.*	3,691	640,314
MacroGenics, Inc.*	5,457	112,687
Madrigal Pharmaceuticals, Inc.*	808	225,990
MannKind Corp. (x)*	19,520	37,088
MediciNova, Inc. (x)*	5,431	43,231
Mersana Therapeutics, Inc. (x)*	1,728	30,862
MiMedx Group, Inc. (x)*	14,436	92,246
Minerva Neurosciences, Inc.*	3,628	29,931
Miragen Therapeutics, Inc.*	2,862	18,345
Mirati Therapeutics, Inc.*	2,515	123,990
Momenta Pharmaceuticals, Inc.*	10,666	218,120
Mustang Bio, Inc.*	2,135	14,710
Myriad Genetics, Inc.*	8,051	300,866
Natera, Inc.*	4,021	75,675
NewLink Genetics Corp. (x)*	267	1,271
Novavax, Inc. (x)*	19,637	26,314
Nymox Pharmaceutical Corp.*	1,434	4,818
Organovo Holdings, Inc. (x)*	13,515	18,921
Ovid therapeutics, Inc.*	1,476	11,513
Palatin Technologies, Inc. (x)*	22,377	21,701
Pfenex, Inc. (x)*	2,760	14,932
Pieris Pharmaceuticals, Inc. (x)*	7,206	36,534
PolarityTE, Inc. (x)*	1,206	28,389
Portola Pharmaceuticals, Inc. (x)*	8,415	317,835
Progenics Pharmaceuticals, Inc.*	10,322	82,989
Proteostasis Therapeutics, Inc.*	2,911	8,122
PTC Therapeutics, Inc.*	6,292	212,229
Puma Biotechnology, Inc.*	4,054	239,794
Ra Pharmaceuticals, Inc.*	139	1,383
Radius Health, Inc. (x)*	5,631	165,946
Recro Pharma, Inc.*	2,407	12,083
REGENXBIO, Inc.*	3,975	285,206
Repligen Corp.*	5,441	255,945
Retrophin, Inc.*	5,553	151,375
Rhythm Pharmaceuticals, Inc.*	1,702	53,205
Rigel Pharmaceuticals, Inc.*	21,161	59,886
Rocket Pharmaceuticals, Inc. (x)*	2,895	56,829
Sangamo Therapeutics, Inc. (x)*	14,109	200,348
Savara, Inc.*	3,466	39,235
Selecta Biosciences, Inc. (x)*	2,500	33,125
Seres Therapeutics, Inc.*	2,833	24,364
Solid Biosciences, Inc.*	1,266	45,108
Sorrento Therapeutics, Inc. (x)*	12,091	87,055
Spark Therapeutics, Inc. (x)*	4,374	361,992
Spectrum Pharmaceuticals, Inc.*	12,670	265,563
Spero Therapeutics, Inc.*	60	880
Spring Bank Pharmaceuticals, Inc. (x)*	1,197	14,184
Stemline Therapeutics, Inc.*	3,836	61,568
Surface Oncology, Inc.*	1,011	16,489
Syndax Pharmaceuticals, Inc. (x)*	840	5,897
Synergy Pharmaceuticals, Inc. (x)*	35,361	61,528
Syros Pharmaceuticals, Inc.*	3,405	34,765
T2 Biosystems, Inc. (x)*	3,542	27,415
TG Therapeutics, Inc. (x)*	8,230	108,225
Tocagen, Inc. (x)*	2,049	19,138
Tyme Technologies, Inc. (x)*	5,651	17,857
Ultragenyx Pharmaceutical, Inc.*	6,538	502,575
UNITY Biotechnology, Inc.*	705	10,617
Unum Therapeutics, Inc.*	495	7,103
Vanda Pharmaceuticals, Inc.*	7,136	135,941
Veracyte, Inc.*	3,228	30,150
Verastem, Inc. (x)*	7,341	50,506
Vericel Corp.*	5,120	49,664
Viking Therapeutics, Inc.*	6,043	57,348
Vital Therapies, Inc. (x)*	3,558	24,372
Voyager Therapeutics, Inc.*	2,980	58,229
Xencor, Inc.*	6,422	237,678
XOMA Corp. (x)*	386	8,060
Zafgen, Inc.*	2,930	29,974
ZIOPHARM Oncology, Inc. (x)*	19,069	57,588

		21,842,720

Health Care Equipment & Supplies (4.5%)
Abaxis, Inc.	3,053	253,430
Accuray, Inc.*	11,703	47,982
Antares Pharma, Inc. (x)*	20,265	52,284
AtriCure, Inc.*	4,660	126,053
Atrion Corp.	199	119,281
AxoGen, Inc.*	4,626	232,457
Cardiovascular Systems, Inc.*	4,518	146,112
Cerus Corp.*	15,918	106,173
CONMED Corp.	1,299	95,087
CryoLife, Inc.*	3,344	93,130
CryoPort, Inc. (x)*	3,458	54,567
Cutera, Inc.*	1,863	75,079
CytoSorbents Corp.*	3,409	38,863
Endologix, Inc.*	11,560	65,430
FONAR Corp.*	155	4,115
GenMark Diagnostics, Inc. (x)*	7,502	47,863
Glaukos Corp. (x)*	4,591	186,578
Globus Medical, Inc., Class A*	9,968	502,985
Haemonetics Corp.*	7,470	669,909
Helius Medical Technologies, Inc. (x)*	1,820	17,326
Heska Corp.*	927	96,213
Inogen, Inc.*	2,453	457,067
Integer Holdings Corp.*	3,178	205,458
IntriCon Corp. (x)*	844	34,013
iRadimed Corp.*	484	10,043
iRhythm Technologies, Inc.*	3,297	267,486
K2M Group Holdings, Inc.*	5,724	128,790
Lantheus Holdings, Inc.*	4,770	69,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
LeMaitre Vascular, Inc.	2,194	$73,455
LivaNova plc*	5,353	534,336
Meridian Bioscience, Inc.	5,120	81,408
Merit Medical Systems, Inc.*	6,831	349,747
Natus Medical, Inc.*	4,487	154,802
Neogen Corp.*	6,991	560,608
Nevro Corp.*	4,048	323,233
Novocure Ltd.*	9,987	312,593
NuVasive, Inc.*	7,162	373,283
Nuvectra Corp.*	1,926	39,541
NxStage Medical, Inc.*	9,145	255,146
OraSure Technologies, Inc.*	7,950	130,937
Orthofix International NV*	1,842	104,662
OrthoPediatrics Corp. (x)*	956	25,468
Oxford Immunotec Global plc*	3,663	47,216
Penumbra, Inc.*	37,383	5,164,460
Pulse Biosciences, Inc. (x)*	1,562	23,649
Quidel Corp.*	4,558	303,107
Rockwell Medical, Inc. (x)*	6,089	30,019
RTI Surgical, Inc.*	1,561	7,181
Senseonics Holdings, Inc. (x)*	9,212	37,861
Sientra, Inc.*	3,219	62,803
STAAR Surgical Co.*	5,786	179,366
Surmodics, Inc.*	1,800	99,360
Tactile Systems Technology, Inc.*	2,408	125,216
Tandem Diabetes Care, Inc. (x)*	6,201	136,546
TransEnterix, Inc. (x)*	21,661	94,442
Utah Medical Products, Inc.	405	44,611
Varex Imaging Corp.*	5,323	197,430
ViewRay, Inc. (x)*	6,877	47,589
Wright Medical Group NV*	14,759	383,144

		14,506,397

Health Care Providers & Services (4.9%)
AAC Holdings, Inc. (x)*	1,007	9,436
Addus HomeCare Corp.*	1,060	60,685
Amedisys, Inc.*	3,980	340,131
American Renal Associates Holdings, Inc.*	1,639	25,847
AMN Healthcare Services, Inc.*	6,571	385,061
Apollo Medical Holdings, Inc.*	2,741	70,882
BioScrip, Inc.*	1,619	4,744
BioTelemetry, Inc.*	4,511	202,995
Capital Senior Living Corp.*	3,225	34,411
Civitas Solutions, Inc.*	1,638	26,863
CorVel Corp.*	1,240	66,960
Diplomat Pharmacy, Inc.*	6,326	161,693
Ensign Group, Inc. (The)	6,853	245,474
Genesis Healthcare, Inc.*	7,794	17,848
HealthEquity, Inc.*	158,323	11,890,056
Kindred Healthcare, Inc.*	12,357	111,213
LHC Group, Inc.*	4,296	367,695
National Research Corp., Class A	1,387	51,874
PetIQ, Inc. (x)*	1,341	36,019
Providence Service Corp. (The)*	1,578	123,952
Quorum Health Corp. (x)*	3,971	19,855
R1 RCM, Inc.*	13,082	113,552
RadNet, Inc.*	5,500	82,500
Select Medical Holdings Corp.*	15,091	273,902
Surgery Partners, Inc. (x)*	267	3,978
Tenet Healthcare Corp.*	11,644	390,888
Tivity Health, Inc.*	5,573	196,170
US Physical Therapy, Inc.	1,734	166,464

		15,481,148

Health Care Technology (6.2%)
Allscripts Healthcare Solutions, Inc.*	3,044	36,528
athenahealth, Inc.*	51,054	8,124,733
Castlight Health, Inc., Class B*	347,947	1,478,775
Computer Programs & Systems, Inc. (x)	840	27,636
Cotiviti Holdings, Inc.*	173,957	7,676,721
Evolent Health, Inc., Class A (x)*	2,179	45,868
HealthStream, Inc.	3,619	98,835
HMS Holdings Corp.*	10,080	217,930
Inovalon Holdings, Inc., Class A (x)*	9,640	95,677
Inspire Medical Systems, Inc.*	1,077	38,406
Medidata Solutions, Inc.*	8,038	647,541
NantHealth, Inc.*	1,509	4,995
Omnicell, Inc.*	5,339	280,031
Quality Systems, Inc.*	4,732	92,274
Simulations Plus, Inc.	1,696	37,736
Tabula Rasa HealthCare, Inc.*	2,402	153,320
Teladoc, Inc. (x)*	8,623	500,565
Vocera Communications, Inc.*	4,077	121,862

		19,679,433

Life Sciences Tools & Services (0.2%)
Accelerate Diagnostics, Inc. (x)*	3,628	80,904
Cambrex Corp.*	2,006	104,915
ChromaDex Corp. (x)*	5,337	19,800
Codexis, Inc.*	7,056	101,606
Enzo Biochem, Inc.*	6,174	32,043
Fluidigm Corp.*	3,692	22,004
Luminex Corp.	2,510	74,120
Medpace Holdings, Inc.*	1,654	71,122
NanoString Technologies, Inc.*	2,735	37,415
NeoGenomics, Inc.*	7,793	102,166
Pacific Biosciences of California, Inc. (x)*	16,961	60,212
Quanterix Corp. (x)*	797	11,445
Syneos Health, Inc.*	634	29,735

		747,487

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc. (x)*	3,046	60,829
Aerie Pharmaceuticals, Inc.*	4,946	334,102
Akcea Therapeutics, Inc. (x)*	1,770	41,967
Akorn, Inc.*	1,700	28,203
Amneal Pharmaceuticals, Inc.*	12,084	198,298
Amphastar Pharmaceuticals, Inc.*	1,915	29,223
Ampio Pharmaceuticals, Inc. (x)*	10,974	24,143
ANI Pharmaceuticals, Inc.*	1,132	75,618
Aratana Therapeutics, Inc.*	3,095	13,154
Assembly Biosciences, Inc.*	2,358	92,457
Clearside Biomedical, Inc. (x)*	3,884	41,520
Collegium Pharmaceutical, Inc.*	4,078	97,260
Corcept Therapeutics, Inc.*	13,597	213,745
Corium International, Inc. (x)*	3,345	26,793
Cymabay Therapeutics, Inc.*	6,264	84,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Depomed, Inc.*	7,010	$46,757
Dermira, Inc.*	4,849	44,611
Dova Pharmaceuticals, Inc. (x)*	1,635	48,919
Durect Corp.*	21,761	33,947
Eloxx Pharmaceuticals, Inc. (x)*	2,819	48,120
Endo International plc*	1,988	18,747
Endocyte, Inc. (x)*	8,259	113,974
Evolus, Inc. (x)*	702	19,649
Horizon Pharma plc*	22,973	380,432
Innovate Biopharmaceuticals, Inc. (x)*	2,368	55,814
Innoviva, Inc.*	9,691	133,736
Intersect ENT, Inc.*	4,114	154,069
Intra-Cellular Therapies, Inc.*	3,088	54,565
Kala Pharmaceuticals, Inc.*	1,690	23,204
Marinus Pharmaceuticals, Inc.*	5,047	35,682
Medicines Co. (The)*	8,880	325,896
MyoKardia, Inc.*	4,241	210,566
Neos Therapeutics, Inc.*	3,742	23,388
Ocular Therapeutix, Inc. (x)*	4,515	30,476
Odonate Therapeutics, Inc.*	941	20,777
Omeros Corp. (x)*	6,372	115,588
Optinose, Inc. (x)*	2,234	62,507
Pacira Pharmaceuticals, Inc.*	5,553	177,974
Paratek Pharmaceuticals, Inc.*	4,398	44,860
Phibro Animal Health Corp., Class A	2,634	121,296
Reata Pharmaceuticals, Inc., Class A (x)*	2,209	77,249
resTORbio, Inc.*	88	805
Revance Therapeutics, Inc.*	4,566	125,337
Sienna Biopharmaceuticals, Inc.*	2,142	32,537
SIGA Technologies, Inc. (x)*	7,190	42,709
Supernus Pharmaceuticals, Inc.*	6,813	407,757
Teligent, Inc. (x)*	5,788	20,026
TherapeuticsMD, Inc. (x)*	23,373	145,848
Theravance Biopharma, Inc. (x)*	5,970	135,400
WaVe Life Sciences Ltd. (x)*	2,449	93,674
Zogenix, Inc.*	3,681	162,700
Zomedica Pharmaceuticals Corp. (x)*	4,063	9,142

		4,960,113

Total Health Care		77,217,298

Industrials (11.2%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	9,728	286,879
Aerovironment, Inc.*	2,949	210,647
Astronics Corp.*	2,949	106,076
Axon Enterprise, Inc.*	7,310	461,846
Cubic Corp.	2,596	166,663
Kratos Defense & Security Solutions, Inc. (x)*	4,718	54,304
Mercury Systems, Inc.*	3,341	127,158
Moog, Inc., Class A	401	31,262
National Presto Industries, Inc. (x)	59	7,316
Sparton Corp.*	634	12,040

		1,464,191

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,109	183,182
Echo Global Logistics, Inc.*	3,677	107,552
Forward Air Corp.	4,102	242,347
Hub Group, Inc., Class A*	2,901	144,470

		677,551

Airlines (0.1%)
Allegiant Travel Co.	1,799	249,971

Building Products (1.1%)
AAON, Inc.	5,757	191,420
Advanced Drainage Systems, Inc.	6,180	176,439
American Woodmark Corp.*	1,966	179,987
Apogee Enterprises, Inc.	3,283	158,142
Armstrong Flooring, Inc.*	336	4,717
Builders FirstSource, Inc.*	15,733	287,757
Continental Building Products, Inc.*	5,166	162,987
CSW Industrials, Inc.*	2,170	114,685
Griffon Corp.	241	4,290
Insteel Industries, Inc.	2,276	76,018
JELD-WEN Holding, Inc.*	9,765	279,181
Masonite International Corp.*	3,642	261,678
NCI Building Systems, Inc.*	5,930	124,530
Patrick Industries, Inc.*	3,313	188,344
PGT Innovations, Inc.*	6,782	141,405
Simpson Manufacturing Co., Inc.	5,763	358,401
Trex Co., Inc.*	8,229	515,054
Universal Forest Products, Inc.	7,420	271,720

		3,496,755

Commercial Services & Supplies (1.5%)
Advanced Disposal Services, Inc.*	9,507	235,583
Brink’s Co. (The)	6,996	557,931
Casella Waste Systems, Inc., Class A*	1,058	27,095
Covanta Holding Corp.	16,454	271,491
Deluxe Corp.	6,682	442,415
Healthcare Services Group, Inc. (x)	10,336	446,412
Heritage-Crystal Clean, Inc.*	135	2,714
Herman Miller, Inc.	7,110	241,029
HNI Corp.	6,079	226,139
InnerWorkings, Inc.*	574	4,988
Interface, Inc.	7,422	170,335
Kimball International, Inc., Class B	4,501	72,736
Knoll, Inc.	6,420	133,600
McGrath RentCorp	3,348	211,828
Mobile Mini, Inc.	5,489	257,434
MSA Safety, Inc.	4,750	457,615
Pitney Bowes, Inc.	13,206	113,175
SP Plus Corp.*	929	34,559
Team, Inc. (x)*	240	5,544
Tetra Tech, Inc.	7,238	423,423
UniFirst Corp.	280	49,532
US Ecology, Inc.	3,059	194,858
Viad Corp.	1,682	91,249
VSE Corp.	97	4,635

		4,676,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.7%)
Comfort Systems USA, Inc.	5,103	$233,717
Dycom Industries, Inc.*	4,203	397,226
EMCOR Group, Inc.	6,082	463,328
Granite Construction, Inc.	4,839	269,339
HC2 Holdings, Inc.*	5,604	32,783
MasTec, Inc.*	9,031	458,323
MYR Group, Inc.*	2,237	79,324
NV5 Global, Inc.*	1,151	79,764
Orion Group Holdings, Inc.*	1,774	14,653
Primoris Services Corp.	3,980	108,375
Sterling Construction Co., Inc.*	803	10,463
Willscot Corp. (x)*	3,240	47,952

		2,195,247

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	972	46,539
Atkore International Group, Inc.*	5,488	113,986
AZZ, Inc.	1,158	50,315
Energous Corp. (x)*	3,237	48,005
EnerSys	3,838	286,468
Generac Holdings, Inc.*	8,429	436,032
Plug Power, Inc. (x)*	29,982	60,564
Thermon Group Holdings, Inc.*	1,269	29,022
TPI Composites, Inc.*	2,019	59,036
Vicor Corp.*	2,183	95,070
Vivint Solar, Inc.*	1,151	5,697

		1,230,734

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,006	192,481

Machinery (2.1%)
Actuant Corp., Class A	4,245	124,591
Alamo Group, Inc.	1,160	104,818
Albany International Corp., Class A	3,996	240,359
Altra Industrial Motion Corp.	2,052	88,441
Astec Industries, Inc.	1,538	91,972
Barnes Group, Inc.	900	53,010
Blue Bird Corp.*	1,015	22,685
Chart Industries, Inc.*	1,863	114,910
Columbus McKinnon Corp.	1,876	81,343
Commercial Vehicle Group, Inc.*	4,207	30,879
DMC Global, Inc.	1,978	88,812
Douglas Dynamics, Inc.	3,091	148,368
Energy Recovery, Inc. (x)*	5,235	42,299
EnPro Industries, Inc.	302	21,125
Evoqua Water Technologies Corp.*	10,533	215,927
Federal Signal Corp.	7,784	181,289
Franklin Electric Co., Inc.	6,139	276,869
Gencor Industries, Inc.*	300	4,845
Global Brass & Copper Holdings, Inc.	2,807	87,999
Gorman-Rupp Co. (The)	533	18,655
Harsco Corp.*	11,209	247,719
Hillenbrand, Inc.	8,743	412,232
John Bean Technologies Corp.	4,357	387,337
Kadant, Inc.	1,518	145,956
Kennametal, Inc.	7,022	252,090
Lindsay Corp.	1,489	144,418
Lydall, Inc.*	370	16,151
Manitex International, Inc. (x)*	1,562	19,494
Meritor, Inc.*	11,723	241,142
Milacron Holdings Corp.*	1,064	20,142
Miller Industries, Inc.	167	4,267
Mueller Industries, Inc.	7,909	233,395
Mueller Water Products, Inc., Class A	12,886	151,024
Navistar International Corp.*	399	16,247
Omega Flex, Inc.	378	29,904
Proto Labs, Inc.*	3,769	448,323
RBC Bearings, Inc.*	3,273	421,595
REV Group, Inc. (x)	769	13,081
Rexnord Corp.*	1,640	47,658
Spartan Motors, Inc.	4,734	71,483
SPX Corp.*	4,910	172,096
Standex International Corp.	1,390	142,058
Sun Hydraulics Corp.	3,978	191,700
Tennant Co.	2,481	195,999
Twin Disc, Inc.*	188	4,666
Wabash National Corp.	2,143	39,988
Watts Water Technologies, Inc., Class A	2,198	172,323
Woodward, Inc.	7,453	572,837

		6,854,521

Marine (0.0%)
Matson, Inc.	2,677	102,743

Professional Services (2.8%)
ASGN, Inc.*	7,066	552,490
Barrett Business Services, Inc.	996	96,184
BG Staffing, Inc.	976	22,692
CRA International, Inc.	301	15,318
Exponent, Inc.	7,199	347,712
Forrester Research, Inc.	1,462	61,331
Franklin Covey Co.*	1,353	33,216
Heidrick & Struggles International, Inc.	2,597	90,895
Hill International, Inc.*	6,171	36,409
ICF International, Inc.	282	20,036
Insperity, Inc.	5,330	507,683
Kforce, Inc.	3,228	110,720
Korn/Ferry International	7,856	486,522
Mistras Group, Inc.*	1,893	35,740
Resources Connection, Inc.	1,343	22,697
TriNet Group, Inc.*	6,072	339,668
TrueBlue, Inc.*	274	7,384
WageWorks, Inc.*	121,815	6,090,749
Willdan Group, Inc.*	1,062	32,890

		8,910,336

Road & Rail (0.3%)
ArcBest Corp.	475	21,708
Avis Budget Group, Inc.*	9,530	309,724
Heartland Express, Inc.	6,583	122,115
Marten Transport Ltd.	2,472	57,968
PAM Transportation Services, Inc. (x)*	210	9,864
Saia, Inc.*	3,566	288,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Logistics Holdings, Inc.	1,142	$29,978
USA Truck, Inc.*	1,021	23,963
Werner Enterprises, Inc.	2,987	112,162
YRC Worldwide, Inc.*	907	9,115

		984,908

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	5,310	372,497
Beacon Roofing Supply, Inc.*	62,405	2,659,701
BlueLinx Holdings, Inc. (x)*	1,236	46,387
BMC Stock Holdings, Inc.*	495	10,321
CAI International, Inc.*	1,209	28,097
DXP Enterprises, Inc.*	1,715	65,513
EnviroStar, Inc. (x)	478	19,263
Foundation Building Materials, Inc.*	582	8,951
General Finance Corp.*	563	7,629
GMS, Inc.*	4,202	113,832
H&E Equipment Services, Inc.	3,471	130,544
Herc Holdings, Inc.*	3,344	188,401
Kaman Corp.	3,835	267,261
Lawson Products, Inc.*	240	5,844
MRC Global, Inc.*	6,314	136,824
Rush Enterprises, Inc., Class A*	1,897	82,292
Rush Enterprises, Inc., Class B*	333	14,619
SiteOne Landscape Supply, Inc.*	5,549	465,950

		4,623,926

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,054	23,108

Total Industrials		35,682,792

Information Technology (28.4%)
Communications Equipment (0.5%)
Acacia Communications, Inc. (x)*	535	18,623
Aerohive Networks, Inc.*	4,357	17,297
Applied Optoelectronics, Inc. (x)*	1,996	89,620
CalAmp Corp.*	4,833	113,237
Calix, Inc.*	3,129	24,406
Casa Systems, Inc.*	1,864	30,439
Clearfield, Inc. (x)*	1,079	11,923
Extreme Networks, Inc.*	15,976	127,169
InterDigital, Inc.	2,144	173,450
Lumentum Holdings, Inc.*	8,723	505,063
NETGEAR, Inc.*	992	62,000
Plantronics, Inc.	4,617	352,046
Quantenna Communications, Inc.*	4,637	72,059
Viavi Solutions, Inc.*	11,220	114,893

		1,712,225

Electronic Equipment, Instruments & Components (0.8%)
Badger Meter, Inc.	3,979	177,861
Control4 Corp.*	1,524	37,048
ePlus, Inc.*	1,897	178,508
FARO Technologies, Inc.*	2,210	120,114
Fitbit, Inc., Class A*	6,332	41,348
II-VI, Inc.*	8,599	373,628
Insight Enterprises, Inc.*	1,808	88,465
Iteris, Inc.*	3,222	15,594
Itron, Inc.*	4,727	283,856
Mesa Laboratories, Inc.	459	96,886
Methode Electronics, Inc.	2,371	95,551
Napco Security Technologies, Inc.*	1,614	23,645
nLight, Inc.*	966	31,936
Novanta, Inc.*	4,553	283,652
OSI Systems, Inc.*	874	67,586
PAR Technology Corp.*	1,285	22,719
Park Electrochemical Corp.	1,562	36,223
Rogers Corp.*	1,347	150,137
Systemax, Inc.	1,330	45,659
VeriFone Systems, Inc.*	9,803	223,704
Vishay Precision Group, Inc.*	1,067	40,706

		2,434,826

Internet Software & Services (16.7%)
Alarm.com Holdings, Inc.*	4,293	173,351
Alteryx, Inc., Class A (x)*	3,890	148,442
Amber Road, Inc.*	3,283	30,893
Appfolio, Inc., Class A*	47,909	2,929,635
Apptio, Inc., Class A*	4,679	169,380
Benefitfocus, Inc.*	2,774	93,206
Blucora, Inc.*	4,718	174,566
Box, Inc., Class A*	17,698	442,273
Brightcove, Inc.*	4,852	46,822
Carbonite, Inc.*	3,702	129,200
Cardlytics, Inc.*	780	16,973
Care.com, Inc.*	2,709	56,564
Cargurus, Inc.*	6,840	237,622
ChannelAdvisor Corp.*	3,405	47,840
Cimpress NV*	3,064	444,157
Cision Ltd.*	5,428	81,149
Cloudera, Inc.*	14,389	196,266
Cornerstone OnDemand, Inc.*	7,425	352,168
Coupa Software, Inc.*	206,983	12,882,620
eGain Corp.*	2,090	31,559
Endurance International Group Holdings, Inc.*	9,785	97,361
Envestnet, Inc.*	6,151	337,997
Etsy, Inc.*	95,022	4,008,978
Five9, Inc.*	7,885	272,584
Gogo, Inc. (x)*	8,374	40,698
GTT Communications, Inc. (x)*	4,860	218,700
Hortonworks, Inc.*	9,545	173,910
Instructure, Inc.*	4,350	185,093
Internap Corp.*	2,769	28,853
j2 Global, Inc.	6,523	564,957
Leaf Group Ltd.*	1,482	16,080
Limelight Networks, Inc.*	14,930	66,737
LivePerson, Inc.*	7,842	165,466
MINDBODY, Inc., Class A*	5,971	230,481
New Relic, Inc.*	35,182	3,538,957
NIC, Inc.	9,023	140,308
Okta, Inc.*	175,463	8,838,071
Pandora Media, Inc. (x)*	35,652	280,938
Q2 Holdings, Inc.*	5,087	290,213
QuinStreet, Inc.*	5,198	66,015
Quotient Technology, Inc.*	11,105	145,476
Reis, Inc.	1,350	29,430
Remark Holdings, Inc. (x)*	3,416	13,357
SendGrid, Inc. (x)*	1,244	32,991
ShotSpotter, Inc. (x)*	1,001	37,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Shutterstock, Inc.*	52,985	$2,514,668
SPS Commerce, Inc.*	2,345	172,311
Stamps.com, Inc.*	11,986	3,033,057
TechTarget, Inc.*	2,802	79,577
Telaria, Inc.*	2,058	8,314
Trade Desk, Inc. (The), Class A*	4,384	411,219
Travelzoo (x)*	672	11,491
TrueCar, Inc.*	12,741	128,557
Tucows, Inc., Class A (x)*	1,322	80,179
Veritone, Inc. (x)*	995	16,736
Web.com Group, Inc.*	5,217	134,859
Wix.com Ltd.*	28,500	2,858,550
XO Group, Inc.*	3,377	108,064
Yelp, Inc.*	135,708	5,317,039
Yext, Inc.*	11,279	218,136

		53,599,062

IT Services (0.9%)
Acxiom Corp.*	5,520	165,324
Cardtronics plc, Class A*	4,459	107,819
Cass Information Systems, Inc.	1,670	114,929
ConvergeOne Holdings, Inc.	2,723	25,569
CSG Systems International, Inc.	3,820	156,123
Everi Holdings, Inc.*	9,091	65,455
Evertec, Inc.	7,112	155,397
Exela Technologies, Inc.*	5,209	24,743
ExlService Holdings, Inc.*	4,658	263,689
Hackett Group, Inc. (The)	3,058	49,142
Information Services Group, Inc.*	3,082	12,636
MAXIMUS, Inc.	9,052	562,219
MoneyGram International, Inc.*	378	2,529
Perficient, Inc.*	1,842	48,574
PFSweb, Inc.*	2,097	20,383
PRGX Global, Inc.*	2,836	27,509
Science Applications International Corp.	5,905	477,892
ServiceSource International, Inc.*	10,779	42,469
Syntel, Inc.*	4,531	145,400
Travelport Worldwide Ltd.	3,190	59,143
TTEC Holdings, Inc.	1,990	68,755
Unisys Corp. (x)*	4,989	64,358
Virtusa Corp.*	3,915	190,582

		2,850,639

Semiconductors & Semiconductor Equipment (1.6%)
ACM Research, Inc., Class A (x)*	1,115	12,020
Adesto Technologies Corp. (x)*	2,505	21,042
Advanced Energy Industries, Inc.*	5,477	318,159
Ambarella, Inc. (x)*	1,791	69,151
Aquantia Corp.*	2,933	33,964
Brooks Automation, Inc.	9,673	315,533
Cabot Microelectronics Corp.	3,541	380,870
CEVA, Inc.*	2,848	86,010
Cirrus Logic, Inc.*	521	19,970
Cohu, Inc.	636	15,588
Diodes, Inc.*	1,375	47,396
Entegris, Inc.	19,737	669,083
FormFactor, Inc.*	846	11,252
Ichor Holdings Ltd.*	3,528	74,864
Impinj, Inc. (x)*	2,639	58,348
Inphi Corp. (x)*	6,036	196,834
Integrated Device Technology, Inc.*	18,434	587,676
Kopin Corp. (x)*	7,568	21,644
Lattice Semiconductor Corp.*	16,141	105,885
MaxLinear, Inc.*	8,690	135,477
Nanometrics, Inc.*	3,136	111,046
NVE Corp.	626	76,234
PDF Solutions, Inc.*	365	4,373
Power Integrations, Inc.	3,993	291,689
Rudolph Technologies, Inc.*	4,389	129,914
Semtech Corp.*	8,319	391,409
Sigma Designs, Inc.*	4,132	25,205
Silicon Laboratories, Inc.*	5,965	594,114
SMART Global Holdings, Inc.*	1,386	44,172
SunPower Corp. (x)*	2,937	22,527
Synaptics, Inc.*	469	23,624
Xcerra Corp.*	6,472	90,414
Xperi Corp.	1,468	23,635

		5,009,122

Software (7.8%)
8x8, Inc.*	12,630	253,232
A10 Networks, Inc.*	6,836	42,588
ACI Worldwide, Inc.*	15,182	374,540
Agilysys, Inc.*	973	15,082
Altair Engineering, Inc., Class A*	3,464	118,400
American Software, Inc., Class A	2,344	34,152
Asure Software, Inc.*	1,363	21,740
Blackbaud, Inc.	6,715	687,952
Blackline, Inc.*	4,502	195,522
Bottomline Technologies de, Inc.*	5,597	278,899
Carbon Black, Inc. (x)*	1,126	29,276
CommVault Systems, Inc.*	5,469	360,134
Digimarc Corp. (x)*	1,481	39,691
Ebix, Inc. (x)	3,357	255,971
Ellie Mae, Inc.*	83,289	8,648,729
Everbridge, Inc.*	3,634	172,324
ForeScout Technologies, Inc.*	4,009	137,348
Glu Mobile, Inc.*	15,249	97,746
HubSpot, Inc.*	25,639	3,215,130
Imperva, Inc.*	4,859	234,447
Majesco*	934	5,744
Mitek Systems, Inc.*	4,601	40,949
MobileIron, Inc.*	9,888	44,002
Model N, Inc.*	3,487	64,858
Monotype Imaging Holdings, Inc.	2,619	53,166
OneSpan, Inc.*	4,389	86,244
Park City Group, Inc. (x)*	1,689	13,343
Paylocity Holding Corp.*	4,037	237,618
Progress Software Corp.	6,315	245,148
PROS Holdings, Inc.*	3,861	141,197
QAD, Inc., Class A	1,423	71,363
Qualys, Inc.*	4,692	395,536
Rapid7, Inc.*	4,999	141,072
Rimini Street, Inc. (x)*	1,122	7,349
Rosetta Stone, Inc.*	436	6,989
SailPoint Technologies Holding, Inc.*	5,361	131,559
Telenav, Inc.*	2,167	12,135
Upland Software, Inc.*	2,172	74,652
Varonis Systems, Inc.*	3,856	287,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
VirnetX Holding Corp. (x)*	7,784	$26,466
Workiva, Inc.*	95,308	2,325,514
Xero Ltd.*	80,363	2,676,862
Zendesk, Inc.*	45,485	2,478,477
Zix Corp.*	7,353	39,633
Zscaler, Inc. (x)*	1,926	68,855

		24,888,906

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp. (x)*	787	10,868
Avid Technology, Inc.*	2,377	12,360
Cray, Inc.*	971	23,887
Eastman Kodak Co. (x)*	2,076	7,889
Immersion Corp.*	4,223	65,203
Super Micro Computer, Inc.*	1,071	25,329
USA Technologies, Inc.*	7,187	100,619

		246,155

Total Information Technology		90,740,935

Materials (3.5%)
Chemicals (1.3%)
A Schulman, Inc.	3,751	166,920
AdvanSix, Inc.*	1,503	55,055
Balchem Corp.	4,461	437,802
Chase Corp.	1,008	118,188
Ferro Corp.*	11,736	244,696
GCP Applied Technologies, Inc.*	10,040	290,658
HB Fuller Co.	5,264	282,572
Ingevity Corp.*	5,897	476,830
Innophos Holdings, Inc.	403	19,183
KMG Chemicals, Inc.	1,846	136,198
Koppers Holdings, Inc.*	2,060	79,001
Kraton Corp.*	3,959	182,668
Kronos Worldwide, Inc.	3,206	72,231
Marrone Bio Innovations, Inc. (x)*	7,077	13,022
OMNOVA Solutions, Inc.*	6,050	62,920
PolyOne Corp.	10,522	454,760
Quaker Chemical Corp.	1,825	282,638
Sensient Technologies Corp.	3,173	227,028
Trinseo SA	4,210	298,700
Tronox Ltd., Class A	6,025	118,572
Valhi, Inc.	142	676

		4,020,318

Construction Materials (1.6%)
Eagle Materials, Inc.	22,685	2,381,244
Forterra, Inc.*	2,594	25,240
Summit Materials, Inc., Class A*	96,059	2,521,549
United States Lime & Minerals, Inc.	5	420
US Concrete, Inc. (x)*	2,239	117,548

		5,046,001

Containers & Packaging (0.0%)
Greif, Inc., Class A	306	16,185
Greif, Inc., Class B	77	4,435
Myers Industries, Inc.	4,263	81,849

		102,469

Metals & Mining (0.3%)
Century Aluminum Co.*	332	5,229
Cleveland-Cliffs, Inc. (x)*	6,571	55,394
Coeur Mining, Inc.*	3,753	28,523
Compass Minerals International, Inc. (x)	4,367	287,130
Gold Resource Corp.	6,399	42,169
Kaiser Aluminum Corp.	1,186	123,474
Klondex Mines Ltd.*	11,985	27,685
Ramaco Resources, Inc.*	781	5,436
Ryerson Holding Corp.*	2,209	24,630
Tahoe Resources, Inc.	20,365	100,196
Worthington Industries, Inc.	5,483	230,122

		929,988

Paper & Forest Products (0.3%)
Boise Cascade Co.	5,076	226,897
KapStone Paper and Packaging Corp.	12,224	421,728
Louisiana-Pacific Corp.	3,065	83,429
Neenah, Inc.	1,934	164,100
Schweitzer-Mauduit International, Inc.	750	32,790
Verso Corp., Class A*	317	6,898

		935,842

Total Materials		11,034,618

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexander’s, Inc. (REIT)	298	114,024
Americold Realty Trust (REIT)	7,330	161,407
Armada Hoffler Properties, Inc. (REIT)	2,153	32,080
City Office REIT, Inc. (REIT)	660	8,468
Clipper Realty, Inc. (REIT)	2,063	17,618
Easterly Government Properties, Inc. (REIT)	1,424	28,138
EastGroup Properties, Inc. (REIT)	4,769	455,725
First Industrial Realty Trust, Inc. (REIT)	3,673	122,458
Four Corners Property Trust, Inc. (REIT)	5,888	145,021
GEO Group, Inc. (The) (REIT)	3,567	98,235
Monmouth Real Estate Investment Corp. (REIT)	1,828	30,217
National Health Investors, Inc. (REIT)	2,473	182,211
National Storage Affiliates Trust (REIT)	620	19,108
NexPoint Residential Trust, Inc. (REIT)	168	4,780
Pennsylvania REIT (REIT)	4,642	51,016
PS Business Parks, Inc. (REIT)	1,935	248,648
QTS Realty Trust, Inc. (REIT), Class A	3,285	129,758
Ryman Hospitality Properties, Inc. (REIT)	6,227	517,774
Saul Centers, Inc. (REIT)	1,504	80,584
Tanger Factory Outlet Centers, Inc. (REIT)	12,780	300,201
UMH Properties, Inc. (REIT)	3,816	58,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Realty Income Trust (REIT)	1,625	$103,968
Urban Edge Properties (REIT)	2,589	59,210

		2,969,225

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	88	2,567
Consolidated-Tomoka Land Co.	161	9,903
FRP Holdings, Inc.*	143	9,259
HFF, Inc., Class A	5,225	179,479
Kennedy-Wilson Holdings, Inc.	8,905	188,341
Marcus & Millichap, Inc.*	2,712	105,795
Maui Land & Pineapple Co., Inc.*	913	10,226
Newmark Group, Inc., Class A	3,234	46,020
Redfin Corp. (x)*	10,287	237,526
RMR Group, Inc. (The), Class A	984	77,195
Trinity Place Holdings, Inc.*	2,345	15,360

		881,671

Total Real Estate		3,850,896

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Cogent Communications Holdings, Inc.	5,835	311,589
Ooma, Inc.*	2,356	33,337
ORBCOMM, Inc.*	10,123	102,242
Vonage Holdings Corp.*	30,733	396,149

		843,317

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	5,628	127,137
Shenandoah Telecommunications Co.	6,491	212,255

		339,392

Total Telecommunication Services		1,182,709

Utilities (0.2%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A (x)	1,458	14,216

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	20,227
New Jersey Resources Corp.	932	41,707
South Jersey Industries, Inc.	1,788	59,845

		121,779

Independent Power and Renewable Electricity Producers (0.0%)
TerraForm Power, Inc., Class A	1,822	21,317

Water Utilities (0.2%)
American States Water Co.	3,475	198,632
California Water Service Group	576	22,435
Global Water Resources, Inc.	1,368	12,859
Middlesex Water Co.	1,912	80,629
Pure Cycle Corp.*	1,231	11,756
SJW Group	1,552	102,773
York Water Co. (The)	1,679	53,392

		482,476

Total Utilities		639,788

Total Common Stocks (98.4%) (Cost $234,989,020)		313,966,590

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)*	22,179	18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	899	—

Total Rights (0.0%) (Cost $—)		18,464

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	536,310	536,418

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.3%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $2,800,495, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $2,856,000. (xx)	$2,800,000	2,800,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $5,000,875, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $5,100,002. (xx)	5,000,000	5,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,500,249, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,530,000. (xx)	1,500,000	1,500,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $3,001,272, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $3,162,863. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $612,004. (xx)	$600,000	$600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,100,183, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,122,001. (xx)	1,100,000	1,100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,100,183, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,122,003. (xx)	1,100,000	1,100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,700,310, collateralized by various Common Stocks; total market value $1,890,732. (xx)	1,700,000	1,700,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $459,914, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $469,062. (xx)	459,834	459,834
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,020,465. (xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $1,020,015. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $4,700,815, collateralized by various Common Stocks; total market value $5,230,589. (xx)	4,700,000	4,700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,000,173, collateralized by various Common Stocks; total market value $1,112,891. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $2,000,821, collateralized by various Common Stocks; total market value $2,225,782. (xx)	2,000,000	2,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $6,002,252, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $6,120,000. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		32,959,834

Total Short-Term Investments (10.5%) (Cost $33,496,252)		33,496,252

Total Investments in Securities (108.9%) (Cost $268,485,272)		347,481,306
Other Assets Less Liabilities (-8.9%)		(28,469,051)

Net Assets (100%)		$319,012,255

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $20,194 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $32,921,154. This was secured by cash collateral of $32,959,834 which was subsequently invested in joint repurchase agreements with a total value of $32,959,834, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $265,746 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/18 - 2/15/48.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	8	9/2018	USD	659,000	(8,477)

					(8,477)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$63,311,695	$2,882,539	$—	$66,194,234
Consumer Staples	4,455,078	—	—	4,455,078
Energy	3,733,965	—	—	3,733,965
Financials	16,902,769	2,331,508	—	19,234,277
Health Care	77,217,298	—	—	77,217,298
Industrials	35,682,792	—	—	35,682,792
Information Technology	88,064,073	2,676,862	—	90,740,935
Materials	11,034,618	—	—	11,034,618
Real Estate	3,850,896	—	—	3,850,896
Telecommunication Services	1,182,709	—	—	1,182,709
Utilities	639,788	—	—	639,788
Rights
Health Care	—	—	18,464	18,464
Short-Term Investments
Investment Company	536,418	—	—	536,418
Repurchase Agreements	—	32,959,834	—	32,959,834

Total Assets	$306,612,099	$40,850,743	$18,464	$347,481,306

Liabilities:
Futures	$(8,477)	$—	$—	$(8,477)

Total Liabilities	$(8,477)	$—	$—	$(8,477)

Total	$306,603,622	$40,850,743	$18,464	$347,472,829

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(8,477	)*

Total		$(8,477)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$27	$27
Equity contracts	79,289	—	79,289

Total	$79,289	$27	$79,316

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(10,909)	$(10,909)

Total	$(10,909)	$(10,909)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $149,000 for one month and futures contracts with an average notional balance of approximately $811,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$100,547,081
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 28%)*	$112,876,476

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,868,622
Aggregate gross unrealized depreciation	(17,934,846)

Net unrealized appreciation	$78,933,776

Federal income tax cost of investments in securities and derivative instruments, if applicable	$268,539,053

For the six months ended June 30, 2018, the Portfolio incurred approximately $188 as brokerage commissions with Bank of America

Corp. and $5,170 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $235,525,438)	$314,521,472
Repurchase Agreements (Cost $32,959,834)	32,959,834
Cash	4,617,234
Foreign cash (Cost $765)	760
Cash held as collateral at broker	19,600
Receivable from Separate Accounts for Portfolio shares sold	127,815
Securities lending income receivable	67,208
Dividends, interest and other receivables	53,157
Due from Custodian	52,453
Receivable for securities sold	25,043
Other assets	3,198

Total assets	352,447,774

LIABILITIES
Payable for return of collateral on securities loaned	32,959,834
Investment management fees payable	193,897
Payable for securities purchased	100,286
Payable to Separate Accounts for Portfolio shares redeemed	98,496
Administrative fees payable	32,412
Due to broker for futures variation margin	1,066
Distribution fees payable – Class IB	29
Accrued expenses	49,499

Total liabilities	33,435,519

NET ASSETS	$319,012,255

Net assets were comprised of:
Paid in capital	$203,504,161
Accumulated undistributed net investment income (loss)	50,244
Accumulated undistributed net realized gain (loss)	36,470,297
Net unrealized appreciation (depreciation)	78,987,553

Net assets	$319,012,255

Class IB
Net asset value, offering and redemption price per share, $141,529 / 11,427 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.39

Class K
Net asset value, offering and redemption price per share, $318,870,726 / 25,519,644 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.50

(x)	Includes value of securities on loan of $32,921,154.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,918 foreign withholding tax)	$547,054
Interest	23,670
Securities lending (net)	565,604

Total income	1,136,328

EXPENSES
Investment management fees	1,204,791
Administrative fees	182,102
Custodian fees	32,232
Professional fees	30,311
Printing and mailing expenses	11,133
Trustees’ fees	3,258
Distribution fees – Class IB	164
Miscellaneous	4,340

Gross expenses	1,468,331
Less: Waiver from investment manager	(111,800)

Net expenses	1,356,531

NET INVESTMENT INCOME (LOSS)	(220,203)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	29,167,519
Futures contracts	79,289
Forward foreign currency contracts	27
Foreign currency transactions	(3,696)

Net realized gain (loss)	29,243,139

Change in unrealized appreciation (depreciation) on:
Investments in securities	10,638,334
Futures contracts	(10,909)
Foreign currency translations	(86)

Net change in unrealized appreciation (depreciation)	10,627,339

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,870,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,650,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(220,203)	$(466,290)
Net realized gain (loss)	29,243,139	40,010,825
Net change in unrealized appreciation (depreciation)	10,627,339	20,157,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,650,275	59,702,346

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IB	—	(12,139)
Class K	—	(28,459,016)

TOTAL DISTRIBUTIONS	—	(28,471,155)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares issued in reinvestment of distributions [ 0 and 1,135 shares, respectively ]	—	12,139

Total Class IB transactions	—	12,139

Class K
Capital shares sold [ 149,664 and 340,832 shares, respectively ]	1,759,173	3,728,390
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,641,817 shares, respectively ]	—	28,459,016
Capital shares repurchased [ (1,189,903) and (2,551,624) shares, respectively ]	(13,817,320)	(27,725,325)

Total Class K transactions	(12,058,147)	4,462,081

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,058,147)	4,474,220

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,592,128	35,705,411
NET ASSETS:
Beginning of period	291,420,127	255,714,716

End of period (a)	$319,012,255	$291,420,127

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$50,244	$270,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,		May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Class IB		2017	2016
Net asset value, beginning of period	$10.89	$9.74	$9.14	$10.27		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.05)	(0.02)	(0.05)		(0.02)		(0.05)
Net realized and unrealized gain (loss)	1.52	2.38	0.82	(0.76)		0.63		0.43

Total from investment operations	1.50	2.33	0.80	(0.81)		0.61		0.38

Less distributions:
Distributions from net realized gains	—	(1.18)	(0.20)	(0.32)		—		(0.32)

Net asset value, end of period	$12.39	$10.89	$9.74	$9.14		$10.67		$10.06

Total return (b)	13.77%	24.14%	8.77%	(7.82)%		(6.06)%		3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142	$124	$100	$92		$—		$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.18%	1.21%		1.23%		1.25%
Before waivers and reimbursements (a)(f)	1.22%	1.24%	1.24%	1.21%		1.23%		5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.40)%	(0.42)%	(0.25)%	(0.67	)%(l)	(0.69	)%(l)	(0.70	)%(l)
Before waivers and reimbursements (a)(f)	(0.47)%	(0.50)%	(0.31)%	(0.67	)%(l)	(0.69	)%(l)	(5.28	)%(l)
Portfolio turnover rate (z)^	34%	51%	41%	38%		38%		33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,			April 21, 2014* to December 31, 2014
Class K		2017	2016	2015
Net asset value, beginning of period	$10.97	$9.78	$9.15	$10.08	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.02)	— #	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.54	2.39	0.83	(0.56)	0.43

Total from investment operations	1.53	2.37	0.83	(0.61)	0.40

Less distributions:
Dividends from net investment income	—	—	— #	—	—
Distributions from net realized gains	—	(1.18)	(0.20)	(0.32)	(0.32)

Total dividends and distributions	—	(1.18)	(0.20)	(0.32)	(0.32)

Net asset value, end of period	$12.50	$10.97	$9.78	$9.15	$10.08

Total return (b)	13.95%	24.45%	9.09%	(5.98)%	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$318,871	$291,296	$255,614	$253,255	$273,720
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.93%	0.96%	1.00%
Before waivers and reimbursements (a)(f)	0.97%	0.98%	0.99%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.15)%	(0.17)%	— %‡‡	(0.44)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.22)%	(0.25)%	(0.06)%	(0.45)%	(0.43	)%(l)
Portfolio turnover rate (z)^	34%	51%	41%	38%	33%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	17.0%
Financials	15.5
Health Care	12.1
Consumer Discretionary	10.9
Energy	7.5
Industrials	7.4
Consumer Staples	6.7
Investment Company	3.8
Telecommunication Services	2.8
Materials	2.5
U.S. Government Agency Security	2.3
Real Estate	2.2
Utilities	1.9
U.S. Treasury Obligations	1.7
Repurchase Agreements	0.4
Cash and Other	5.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,001.36	$5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,001.36	5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,002.72	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.3%)
Aptiv plc	2,945	$269,850
BorgWarner, Inc.	2,182	94,175
Goodyear Tire & Rubber Co. (The)	49,461	1,151,948
International Automotive Components Group North America LLC, Class A (r)*	131,578	33,479

		1,549,452

Automobiles (0.8%)
Ford Motor Co.	43,772	484,556
General Motors Co.	105,759	4,166,904
Harley-Davidson, Inc.	1,797	75,618

		4,727,078

Distributors (0.0%)
Genuine Parts Co.	1,622	148,884
LKQ Corp.*	3,578	114,138

		263,022

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,280	51,938

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	4,523	259,213
Chipotle Mexican Grill, Inc.*	267	115,176
Darden Restaurants, Inc.	1,321	141,426
Hilton Worldwide Holdings, Inc.	3,039	240,567
Marriott International, Inc., Class A	3,282	415,501
McDonald’s Corp.	8,727	1,367,434
MGM Resorts International	5,646	163,903
Norwegian Cruise Line Holdings Ltd.*	2,227	105,226
Royal Caribbean Cruises Ltd.	1,902	197,047
Starbucks Corp.	15,321	748,431
Wynn Resorts Ltd.	940	157,300
Yum! Brands, Inc.	3,588	280,653

		4,191,877

Household Durables (0.2%)
DR Horton, Inc.	3,903	160,023
Garmin Ltd. (x)	1,304	79,544
Leggett & Platt, Inc.	1,357	60,576
Lennar Corp., Class A	2,993	157,133
Mohawk Industries, Inc.*	702	150,418
Newell Brands, Inc.	5,305	136,816
PulteGroup, Inc.	2,972	85,445
Toll Brothers, Inc.	14,968	553,665
Whirlpool Corp.	716	104,701

		1,488,321

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	4,468	7,594,706
Booking Holdings, Inc.*	535	1,084,493
Expedia Group, Inc.	1,352	162,497
Netflix, Inc.*	4,825	1,888,650
TripAdvisor, Inc.*	1,124	62,618

		10,792,964

Leisure Products (0.0%)
Hasbro, Inc.	1,205	111,233
Mattel, Inc. (x)	3,759	61,723

		172,956

Media (4.6%)
CBS Corp. (Non-Voting), Class B	3,816	214,536
Charter Communications, Inc., Class A*	19,086	5,596,206
Comcast Corp., Class A	151,964	4,985,939
Discovery, Inc., Class A (x)*	1,687	46,393
Discovery, Inc., Class C*	3,794	96,747
DISH Network Corp., Class A*	60,658	2,038,715
Interpublic Group of Cos., Inc. (The)	4,379	102,644
News Corp., Class A	4,574	70,897
News Corp., Class B	1,642	26,026
Omnicom Group, Inc.	2,539	193,650
Sky plc	170,455	3,287,761
Tribune Co. Litigation Interests, Class 1C (r)*	24,151	—
Twenty-First Century Fox, Inc., Class A	11,701	581,423
Twenty-First Century Fox, Inc., Class B	35,266	1,737,556
Viacom, Inc., Class B	3,871	116,749
Walt Disney Co. (The)	71,219	7,464,462

		26,559,704

Multiline Retail (0.2%)
Dollar General Corp.	2,797	275,784
Dollar Tree, Inc.*	2,622	222,870
Kohl’s Corp.	1,820	132,678
Macy’s, Inc.	3,452	129,208
Nordstrom, Inc.	1,304	67,521
Target Corp.	5,903	449,337

		1,277,398

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	787	106,796
AutoZone, Inc.*	296	198,595
Best Buy Co., Inc.	2,660	198,383
CarMax, Inc.*	1,928	140,493
Foot Locker, Inc.	1,311	69,024
Gap, Inc. (The)	2,563	83,016
Home Depot, Inc. (The)	12,805	2,498,255
L Brands, Inc.	2,649	97,695
Lowe’s Cos., Inc.	9,117	871,312
O’Reilly Automotive, Inc.*	909	248,675
Ross Stores, Inc.	4,169	353,323
Tiffany & Co.	1,151	151,472
TJX Cos., Inc. (The)	6,938	660,359
Tractor Supply Co.	1,289	98,596
Ulta Beauty, Inc.*	642	149,881

		5,925,875

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc. (x)	3,955	87,089
Michael Kors Holdings Ltd.*	1,678	111,755
NIKE, Inc., Class B	14,170	1,129,067
PVH Corp.	843	126,214
Ralph Lauren Corp.	584	73,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tapestry, Inc.	3,147	$146,996
Under Armour, Inc., Class A (x)*	2,077	46,691
Under Armour, Inc., Class C*	1,951	41,127
VF Corp.	3,635	296,325

		2,058,684

Total Consumer Discretionary		59,059,269

Consumer Staples (6.7%)
Beverages (1.2%)
Brown-Forman Corp., Class B	2,905	142,374
Coca-Cola Co. (The)	42,513	1,864,620
Constellation Brands, Inc., Class A	1,868	408,849
Molson Coors Brewing Co., Class B	2,054	139,754
Monster Beverage Corp.*	4,554	260,944
PepsiCo, Inc.	38,210	4,159,923

		6,976,464

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	4,866	1,016,897
Kroger Co. (The)	175,497	4,992,889
Rite Aid Corp. (x)*	181,997	314,855
Sysco Corp.	5,298	361,800
Walgreens Boots Alliance, Inc.	55,589	3,336,174
Walmart, Inc.	16,049	1,374,597

		11,397,212

Food Products (0.5%)
Archer-Daniels-Midland Co.	6,179	283,184
Campbell Soup Co. (x)	2,166	87,810
Conagra Brands, Inc.	4,272	152,639
General Mills, Inc.	6,582	291,319
Hershey Co. (The)	1,563	145,453
Hormel Foods Corp. (x)	3,098	115,277
JM Smucker Co. (The)	1,257	135,102
Kellogg Co.	2,854	199,409
Kraft Heinz Co. (The)	6,597	414,423
McCormick & Co., Inc. (Non-Voting)	1,396	162,062
Mondelez International, Inc., Class A	16,298	668,217
Tyson Foods, Inc., Class A	3,291	226,585

		2,881,480

Household Products (1.0%)
Church & Dwight Co., Inc.	2,756	146,509
Clorox Co. (The)	1,427	193,002
Colgate-Palmolive Co.	9,692	628,139
Energizer Holdings, Inc.	36,586	2,303,454
Kimberly-Clark Corp.	3,884	409,141
Procter & Gamble Co. (The)	27,914	2,178,966

		5,859,211

Personal Products (0.1%)
Coty, Inc., Class A	5,381	75,872
Estee Lauder Cos., Inc. (The), Class A	2,475	353,158

		429,030

Tobacco (2.0%)
Altria Group, Inc.	68,585	3,894,943
British American Tobacco plc	84,142	4,253,078
British American Tobacco plc (ADR)	31,065	1,567,229
Imperial Brands plc	34,496	1,284,746
Philip Morris International, Inc.	17,249	1,392,684

		12,392,680

Total Consumer Staples		39,936,077

Energy (7.5%)
Energy Equipment & Services (0.9%)
Baker Hughes a GE Co.	78,079	2,578,949
Halliburton Co.	9,799	441,543
Helmerich & Payne, Inc.	1,227	78,234
McDermott International, Inc.*	52,352	1,028,717
National Oilwell Varco, Inc.	4,192	181,933
Schlumberger Ltd.	15,392	1,031,726
TechnipFMC plc	4,852	154,002

		5,495,104

Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	75,447	5,526,494
Andeavor	1,551	203,460
Apache Corp.	4,244	198,407
BP plc	281,146	2,145,738
Cabot Oil & Gas Corp.	4,965	118,167
Chevron Corp.	21,240	2,685,373
Cimarex Energy Co.	1,106	112,524
Concho Resources, Inc.*	1,652	228,554
ConocoPhillips	12,923	899,699
Devon Energy Corp.	5,785	254,309
EOG Resources, Inc.	6,408	797,347
EQT Corp.	2,821	155,663
Exxon Mobil Corp.	47,053	3,892,695
Hess Corp.	2,859	191,239
HollyFrontier Corp.	1,959	134,054
Kinder Morgan, Inc.	254,332	4,494,046
Marathon Oil Corp.	169,438	3,534,477
Marathon Petroleum Corp.	5,130	359,921
Newfield Exploration Co.*	2,104	63,646
Noble Energy, Inc.	5,404	190,653
Occidental Petroleum Corp.	8,469	708,686
ONEOK, Inc.	4,570	319,123
Phillips 66	4,656	522,915
Pioneer Natural Resources Co.	1,886	356,907
Plains GP Holdings LP, Class A	72,303	1,728,765
Royal Dutch Shell plc, Class A	151,709	5,269,980
Valero Energy Corp.	4,783	530,100
Williams Cos., Inc. (The)	137,138	3,717,811

		39,340,753

Total Energy		44,835,857

Financials (15.5%)
Banks (7.4%)
Bank of America Corp.	104,692	2,951,267
Barclays plc	716,937	1,788,276
BB&T Corp.	8,724	440,039
CIT Group, Inc.	53,530	2,698,447
Citigroup, Inc.	92,951	6,220,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens Financial Group, Inc.	138,765	$5,397,959
Comerica, Inc.	1,884	171,293
FCB Financial Holdings, Inc., Class A*	39,554	2,325,775
Fifth Third Bancorp	7,606	218,292
Guaranty Bancorp	18,334	546,353
Huntington Bancshares, Inc.	12,510	184,648
JPMorgan Chase & Co.	90,597	9,440,207
KeyCorp	11,562	225,921
M&T Bank Corp.	1,613	274,452
People’s United Financial, Inc.	3,765	68,109
PNC Financial Services Group, Inc. (The)‡	5,205	703,196
Regions Financial Corp.	12,423	220,881
SunTrust Banks, Inc.	5,158	340,531
SVB Financial Group*	583	168,347
US Bancorp	17,239	862,295
Wells Fargo & Co.	152,859	8,474,503
Zions Bancorp	2,174	114,548

		43,835,620

Capital Markets (1.3%)
Affiliated Managers Group, Inc.	617	91,729
Ameriprise Financial, Inc.	1,621	226,745
Bank of New York Mellon Corp. (The)	11,168	602,290
BlackRock, Inc.‡	1,364	680,690
Cboe Global Markets, Inc.	1,252	130,297
Charles Schwab Corp. (The)	13,350	682,185
CME Group, Inc.	3,807	624,043
E*TRADE Financial Corp.*	2,865	175,223
Franklin Resources, Inc.	3,384	108,457
Goldman Sachs Group, Inc. (The)	3,909	862,209
Intercontinental Exchange, Inc.	6,464	475,427
Invesco Ltd.	4,709	125,071
Jefferies Financial Services, Inc.	3,440	78,226
Moody’s Corp.	1,842	314,172
Morgan Stanley	15,126	716,972
MSCI, Inc.	995	164,603
Nasdaq, Inc.	1,278	116,643
Northern Trust Corp.	2,302	236,853
Raymond James Financial, Inc.	1,469	131,255
S&P Global, Inc.	2,781	567,018
State Street Corp.	4,020	374,222
T. Rowe Price Group, Inc.	2,682	311,353

		7,795,683

Consumer Finance (1.1%)
Ally Financial, Inc.	54,577	1,433,738
American Express Co.	7,878	772,044
Capital One Financial Corp.	40,243	3,698,331
Discover Financial Services	3,872	272,628
Synchrony Financial	7,888	263,301

		6,440,042

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	21,378	3,990,204
Voya Financial, Inc.	65,348	3,071,356

		7,061,560

Insurance (4.5%)
Aflac, Inc.	8,503	365,799
Alleghany Corp.	7,463	4,291,001
Allstate Corp. (The)	3,878	353,945
American International Group, Inc.	123,793	6,563,506
Aon plc	2,704	370,908
Arthur J Gallagher & Co.	2,012	131,343
Assurant, Inc.	548	56,713
Brighthouse Financial, Inc.*	32,612	1,306,763
Chubb Ltd.	29,014	3,685,358
Cincinnati Financial Corp.	1,644	109,918
Everest Re Group Ltd.	454	104,638
Hartford Financial Services Group, Inc. (The)	48,939	2,502,251
Lincoln National Corp.	2,429	151,205
Loews Corp.	2,876	138,853
Marsh & McLennan Cos., Inc.	5,634	461,819
MetLife, Inc.	83,197	3,627,389
Principal Financial Group, Inc.	2,954	156,414
Progressive Corp. (The)	6,427	380,157
Prudential Financial, Inc.	4,680	437,627
Torchmark Corp.	1,171	95,331
Travelers Cos., Inc. (The)	2,961	362,249
Unum Group	2,468	91,291
Willis Towers Watson plc	1,490	225,884
XL Group Ltd.	19,001	1,063,106

		27,033,468

Total Financials		92,166,373

Health Care (12.1%)
Biotechnology (1.1%)
AbbVie, Inc.	16,848	1,560,968
Alexion Pharmaceuticals, Inc.*	2,468	306,402
Amgen, Inc.	7,417	1,369,105
Biogen, Inc.*	2,335	677,710
Celgene Corp.*	7,846	623,129
Gilead Sciences, Inc.	14,418	1,021,371
Incyte Corp.*	1,931	129,377
Regeneron Pharmaceuticals, Inc.*	851	293,586
Vertex Pharmaceuticals, Inc.*	2,847	483,876

		6,465,524

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	19,452	1,186,377
ABIOMED, Inc.*	465	190,208
Align Technology, Inc.*	816	279,186
Baxter International, Inc.	5,421	400,287
Becton Dickinson and Co.	2,966	710,535
Boston Scientific Corp.*	15,395	503,417
Cooper Cos., Inc. (The)	540	127,143
Danaher Corp.	6,828	673,787
Dentsply Sirona, Inc.	2,540	111,176
Edwards Lifesciences Corp.*	2,338	340,343
Hologic, Inc.*	2,925	116,269
IDEXX Laboratories, Inc.*	964	210,094
Intuitive Surgical, Inc.*	1,258	601,928
Medtronic plc	128,586	11,008,247
ResMed, Inc.	1,571	162,724
Stryker Corp.	3,598	607,558
Varian Medical Systems, Inc.*	1,036	117,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	2,237	$249,291

		17,596,384

Health Care Providers & Services (2.0%)
Aetna, Inc.	3,645	668,858
AmerisourceBergen Corp.	1,783	152,036
Anthem, Inc.	2,838	675,529
Cardinal Health, Inc.	3,477	169,782
Centene Corp.*	2,277	280,549
Cigna Corp.	2,679	455,296
CVS Health Corp.	72,045	4,636,097
DaVita, Inc.*	1,551	107,701
Envision Healthcare Corp.*	1,348	59,325
Express Scripts Holding Co.*	6,250	482,563
HCA Healthcare, Inc.	3,125	320,625
Henry Schein, Inc.*	1,638	118,984
Humana, Inc.	1,521	452,695
Laboratory Corp. of America Holdings*	1,125	201,971
McKesson Corp.	2,243	299,216
Quest Diagnostics, Inc.	1,520	167,109
UnitedHealth Group, Inc.	10,666	2,616,797
Universal Health Services, Inc., Class B	951	105,979

		11,971,112

Health Care Technology (0.0%)
Cerner Corp.*	3,484	208,308

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,560	220,150
Illumina, Inc.*	1,618	451,891
IQVIA Holdings, Inc.*	1,796	179,277
Mettler-Toledo International, Inc.*	279	161,438
PerkinElmer, Inc.	1,288	94,320
Thermo Fisher Scientific, Inc.	4,464	924,673
Waters Corp.*	863	167,068

		2,198,817

Pharmaceuticals (5.6%)
Allergan plc	3,769	628,368
Bristol-Myers Squibb Co.	18,220	1,008,295
Eli Lilly & Co.	110,421	9,422,224
Johnson & Johnson	29,770	3,612,292
Merck & Co., Inc.	167,824	10,186,916
Mylan NV*	5,734	207,227
Nektar Therapeutics*	1,710	83,499
Novartis AG (ADR)	71,275	5,384,114
Perrigo Co. plc	1,451	105,792
Pfizer, Inc.	64,927	2,355,552
Zoetis, Inc.	5,387	458,919

		33,453,198

Total Health Care		71,893,343

Industrials (7.4%)
Aerospace & Defense (1.6%)
Arconic, Inc.	4,776	81,240
BAE Systems plc	308,367	2,632,264
Boeing Co. (The)	6,088	2,042,585
General Dynamics Corp.	3,064	571,160
Harris Corp.	1,321	190,937
Huntington Ingalls Industries, Inc.	492	106,661
L3 Technologies, Inc.	873	167,895
Lockheed Martin Corp.	2,754	813,614
Northrop Grumman Corp.	1,947	599,092
Raytheon Co.	3,192	616,631
Rockwell Collins, Inc.	1,860	250,505
Textron, Inc.	2,776	182,966
TransDigm Group, Inc.	535	184,650
United Technologies Corp.	8,259	1,032,623

		9,472,823

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,585	132,601
Expeditors International of Washington, Inc.	2,006	146,639
FedEx Corp.	2,732	620,328
United Parcel Service, Inc., Class B	7,659	813,615

		1,713,183

Airlines (0.2%)
Alaska Air Group, Inc.	1,403	84,727
American Airlines Group, Inc.	4,669	177,235
Delta Air Lines, Inc.	7,086	351,041
Southwest Airlines Co.	5,869	298,615
United Continental Holdings, Inc.*	2,544	177,393

		1,089,011

Building Products (0.5%)
Allegion plc	1,024	79,217
AO Smith Corp.	1,683	99,549
Fortune Brands Home & Security, Inc.	1,612	86,548
Johnson Controls International plc	82,625	2,763,807
Masco Corp.	3,463	129,585

		3,158,706

Commercial Services & Supplies (0.2%)
Cintas Corp.	972	179,888
Copart, Inc.*	2,242	126,808
Republic Services, Inc.	2,461	168,234
Stericycle, Inc.*	914	59,675
Waste Management, Inc.	4,428	360,173

		894,778

Construction & Engineering (0.4%)
Fluor Corp.	48,012	2,342,025
Jacobs Engineering Group, Inc.	1,365	86,664
Quanta Services, Inc.*	1,720	57,448

		2,486,137

Electrical Equipment (0.9%)
AMETEK, Inc.	2,566	185,163
Eaton Corp. plc	4,864	363,535
Emerson Electric Co.	6,973	482,113
Rockwell Automation, Inc.	1,379	229,231
Sensata Technologies Holding plc*	81,934	3,898,420

		5,158,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.5%)
3M Co.	6,589	$1,296,188
General Electric Co.	504,262	6,863,006
Honeywell International, Inc.	8,292	1,194,463
Roper Technologies, Inc.	1,165	321,435

		9,675,092

Machinery (1.0%)
Caterpillar, Inc.	6,641	900,985
CNH Industrial NV	178,789	1,899,153
Cummins, Inc.	1,725	229,425
Deere & Co.	3,615	505,377
Dover Corp.	1,704	124,733
Flowserve Corp.	1,443	58,297
Fortive Corp.	3,379	260,555
Illinois Tool Works, Inc.	3,356	464,940
Ingersoll-Rand plc	2,727	244,694
PACCAR, Inc.	3,891	241,086
Parker-Hannifin Corp.	1,478	230,346
Pentair plc	1,852	77,932
Snap-on, Inc.	659	105,914
Stanley Black & Decker, Inc.	1,700	225,777
Xylem, Inc.	2,064	139,072

		5,708,286

Professional Services (0.3%)
Equifax, Inc.	1,316	164,645
IHS Markit Ltd.*	3,889	200,634
Nielsen Holdings plc	3,867	119,606
RELX plc	60,348	1,292,227
Robert Half International, Inc.	1,435	93,419
Verisk Analytics, Inc.*	1,734	186,648

		2,057,179

Road & Rail (0.4%)
CSX Corp.	9,717	619,750
JB Hunt Transport Services, Inc.	940	114,257
Kansas City Southern	1,125	119,205
Norfolk Southern Corp.	3,126	471,620
Union Pacific Corp.	8,606	1,219,298

		2,544,130

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,184	153,246
United Rentals, Inc.*	937	138,320
WW Grainger, Inc.	553	170,545

		462,111

Total Industrials		44,419,898

Information Technology (17.0%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	192,477	8,282,285
F5 Networks, Inc.*	666	114,852
Juniper Networks, Inc.	3,951	108,336
Motorola Solutions, Inc.	1,777	206,789
Nokia OYJ	274,476	1,580,228
Nokia OYJ (ADR) (x)	189,530	1,089,798

		11,382,288

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,314	288,815
Corning, Inc.	9,223	253,725
FLIR Systems, Inc.	1,490	77,435
IPG Photonics Corp.*	433	95,533
TE Connectivity Ltd.	3,900	351,234

		1,066,742

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*	1,917	140,382
Alphabet, Inc., Class A*	3,315	3,743,265
Alphabet, Inc., Class C*	3,369	3,758,625
eBay, Inc.*	10,204	369,997
Facebook, Inc., Class A*	26,625	5,173,770
Twitter, Inc.*	7,343	320,669
VeriSign, Inc.*	1,065	146,352

		13,653,060

IT Services (2.8%)
Accenture plc, Class A	7,137	1,167,542
Alliance Data Systems Corp.	525	122,430
Automatic Data Processing, Inc.	4,897	656,884
Broadridge Financial Solutions, Inc.	1,310	150,781
Cognizant Technology Solutions Corp., Class A	67,091	5,299,517
DXC Technology Co.	3,156	254,405
Fidelity National Information Services, Inc.	3,694	391,675
Fiserv, Inc.*	4,508	333,998
FleetCor Technologies, Inc.*	996	209,807
Gartner, Inc.*	1,005	133,565
Global Payments, Inc.	1,764	196,668
International Business Machines Corp.	9,448	1,319,886
Mastercard, Inc., Class A	10,192	2,002,932
Paychex, Inc.	3,539	241,891
PayPal Holdings, Inc.*	12,385	1,031,299
Total System Services, Inc.	1,852	156,531
Visa, Inc., Class A	19,831	2,626,615
Western Union Co. (The)	5,123	104,151

		16,400,577

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc. (x)*	9,152	137,188
Analog Devices, Inc.	4,150	398,068
Applied Materials, Inc.	11,192	516,958
Broadcom, Inc.	4,456	1,081,204
Intel Corp.	51,681	2,569,063
KLA-Tencor Corp.	1,731	177,479
Lam Research Corp.	1,832	316,661
Microchip Technology, Inc. (x)	2,661	242,018
Micron Technology, Inc.*	12,869	674,850
NVIDIA Corp.	6,735	1,595,522
Qorvo, Inc.*	1,345	107,829
QUALCOMM, Inc.	16,430	922,052
Skyworks Solutions, Inc.	2,029	196,103
Texas Instruments, Inc.	10,879	1,199,410
Xilinx, Inc.	2,885	188,275

		10,322,680

Software (5.1%)
Activision Blizzard, Inc.	8,458	645,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Adobe Systems, Inc.*	5,465	$1,332,422
ANSYS, Inc.*	937	163,207
Autodesk, Inc.*	2,422	317,500
CA, Inc.	108,069	3,852,660
Cadence Design Systems, Inc.*	3,242	140,411
Citrix Systems, Inc.*	1,430	149,921
Dell Technologies, Inc., Class V*	14,073	1,190,294
Electronic Arts, Inc.*	3,402	479,750
Intuit, Inc.	2,723	556,323
Microsoft Corp.	147,407	14,535,803
Oracle Corp.	33,084	1,457,681
Red Hat, Inc.*	1,958	263,096
salesforce.com, Inc.*	7,826	1,067,466
Symantec Corp.	197,650	4,081,473
Synopsys, Inc.*	1,632	139,650
Take-Two Interactive Software, Inc.*	1,252	148,187

		30,521,359

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	54,628	10,112,188
Hewlett Packard Enterprise Co.	163,478	2,388,414
HP, Inc.	18,126	411,279
NetApp, Inc.	2,918	229,151
Samsung Electronics Co. Ltd.	102,150	4,275,727
Seagate Technology plc	3,202	180,817
Western Digital Corp.	3,347	259,091
Xerox Corp.	2,300	55,200

		17,911,867

Total Information Technology		101,258,573

Materials (2.5%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	2,457	382,629
Albemarle Corp.	1,175	110,838
CF Industries Holdings, Inc.	2,692	119,525
DowDuPont, Inc.	25,731	1,696,187
Eastman Chemical Co.	1,605	160,436
Ecolab, Inc.	2,869	402,606
FMC Corp.	1,489	132,834
International Flavors & Fragrances, Inc.	877	108,713
LyondellBasell Industries NV, Class A	3,576	392,824
Mosaic Co. (The)	4,011	112,509
PPG Industries, Inc.	2,735	283,702
Praxair, Inc.	3,214	508,293
Sherwin-Williams Co. (The)	914	372,519

		4,783,615

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered)*	35,947	1,756,151
Martin Marietta Materials, Inc.	698	155,884
Vulcan Materials Co.	1,465	189,073

		2,101,108

Containers & Packaging (0.9%)
Avery Dennison Corp.	983	100,364
Ball Corp.	3,872	137,650
International Paper Co.	68,565	3,570,865
Packaging Corp. of America	1,088	121,628
Sealed Air Corp.	1,680	71,316
WestRock Co.	24,957	1,423,048

		5,424,871

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	14,885	256,915
Newmont Mining Corp.	5,882	221,810
Nucor Corp.	3,520	220,000
thyssenkrupp AG	75,553	1,836,965

		2,535,690

Total Materials		14,845,284

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexander’s, Inc. (REIT)	6,453	2,469,112
Alexandria Real Estate Equities, Inc. (REIT)	1,143	144,212
American Tower Corp. (REIT)	4,871	702,252
Apartment Investment & Management Co. (REIT), Class A	1,723	72,883
AvalonBay Communities, Inc. (REIT)	1,530	262,992
Boston Properties, Inc. (REIT)	1,701	213,339
Crown Castle International Corp. (REIT)	4,584	494,247
Digital Realty Trust, Inc. (REIT)	2,270	253,287
Duke Realty Corp. (REIT)	4,080	118,442
Equinix, Inc. (REIT)	886	380,883
Equity Residential (REIT)	4,067	259,027
Essex Property Trust, Inc. (REIT)	733	175,238
Extra Space Storage, Inc. (REIT)	1,378	137,538
Federal Realty Investment Trust (REIT)	830	105,037
GGP, Inc. (REIT)	6,911	141,192
HCP, Inc. (REIT)	5,015	129,487
Host Hotels & Resorts, Inc. (REIT)	8,218	173,153
Iron Mountain, Inc. (REIT)	3,123	109,336
JBG SMITH Properties (REIT)	10,835	395,152
Kimco Realty Corp. (REIT)	4,641	78,851
Macerich Co. (The) (REIT)	1,190	67,628
Mid-America Apartment Communities, Inc. (REIT)	1,282	129,059
Prologis, Inc. (REIT)	5,897	387,374
Public Storage (REIT)	1,654	375,226
Realty Income Corp. (REIT)	3,199	172,074
Regency Centers Corp. (REIT)	1,665	103,363
SBA Communications Corp. (REIT)*	1,285	212,179
Simon Property Group, Inc. (REIT)	3,434	584,432
SL Green Realty Corp. (REIT)	1,002	100,731
UDR, Inc. (REIT)	2,976	111,719
Ventas, Inc. (REIT)	3,923	223,415
Vornado Realty Trust (REIT)	43,348	3,204,285
Welltower, Inc. (REIT)	4,217	264,364
Weyerhaeuser Co. (REIT)	8,356	304,660

		13,056,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,345	$159,690

Total Real Estate		13,215,859

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	184,826	5,934,764
CenturyLink, Inc.	10,897	203,120
Koninklijke KPN NV	581,020	1,580,940
Verizon Communications, Inc.	45,940	2,311,241

		10,030,065

Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.*	48,390	2,891,303
Vodafone Group plc	576,530	1,398,641

		4,289,944

Total Telecommunication Services		14,320,009

Utilities (1.9%)
Electric Utilities (1.1%)
Alliant Energy Corp.	2,574	108,932
American Electric Power Co., Inc.	5,453	377,620
Duke Energy Corp.	7,847	620,541
Edison International	3,604	228,025
Entergy Corp.	1,998	161,418
Evergy, Inc.	2,999	168,394
Eversource Energy	3,494	204,783
Exelon Corp.	10,647	453,562
FirstEnergy Corp.	5,071	182,100
NextEra Energy, Inc.	5,248	876,573
PG&E Corp.	42,811	1,822,036
Pinnacle West Capital Corp.	1,301	104,809
PPL Corp.	7,672	219,036
Southern Co. (The)	11,284	522,562
Xcel Energy, Inc.	5,638	257,544

		6,307,935

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	7,292	97,786
NRG Energy, Inc.	3,453	106,007
Vistra Energy Corp.*	98,913	2,340,281

		2,544,074

Multi-Utilities (0.4%)
Ameren Corp.	2,779	169,102
CenterPoint Energy, Inc.	4,761	131,927
CMS Energy Corp.	3,021	142,833
Consolidated Edison, Inc.	3,525	274,880
Dominion Energy, Inc.	7,244	493,896
DTE Energy Co.	2,061	213,581
NiSource, Inc.	3,639	95,633
Public Service Enterprise Group, Inc.	5,620	304,267
SCANA Corp.	1,589	61,208
Sempra Energy	2,897	336,371
WEC Energy Group, Inc.	3,488	225,499

		2,449,197

Water Utilities (0.0%)
American Water Works Co., Inc.	2,037	173,919

Total Utilities		11,475,125

Total Common Stocks (85.1%) (Cost $294,317,612)		507,425,667

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.7%)
Consumer Discretionary (0.3%)
Media (0.3%)
iHeartCommunications, Inc. 9.000%, 12/15/19 (h)	$2,028,000	1,536,210

Total Consumer Discretionary		1,536,210

Information Technology (0.0%)
Communications Equipment (0.0%)
Avaya, Inc. 7.000%, 4/1/19 (h)(r)(x)§	611,000	—
10.500%, 3/1/21 (h)(r)§	3,180,000	—

Total Information Technology		—

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Corp. 10.500%, 9/15/22 (x)	1,588,000	1,441,110
11.000%, 9/15/25	1,797,000	1,439,936

Total Telecommunication Services		2,881,046

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 5/1/20 (h)(r)§	5,264,099	428
11.500%, 10/1/20 (h)(r)§	2,404,000	195

Total Utilities		623

Total Corporate Bonds		4,417,879

Loan Participations (0.7%)
Consumer Discretionary (0.7%)
Media (0.4%)
iHeartCommunications, Inc.
(ICE LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (k)	2,267,587	1,725,255
(ICE LIBOR USD 3 Month + 7.50%), 9.802%, 7/30/19 (k)	728,853	553,928

		2,279,183

Specialty Retail (0.3%)
Toys R Us – Delaware, Inc.
(ICE LIBOR USD 1 Month + 9.75%), 14.750%, 1/18/19 (k)	945,177	949,904
(ICE LIBOR USD 6 Month + 7.75%), 12.250%, 4/24/20 (h)(k)	1,726,717	870,265

		1,820,169

Total Consumer Discretionary		4,099,352

Total Loan Participations		4,099,352

Total Long-Term Debt Securities (1.4%) (Cost $10,602,349)		8,517,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Avaya Holdings Corp., expiring 12/15/22* (Cost $—)	12,968	$48,630

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	22,551,707	22,556,218

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $500,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $510,000. (xx)	$500,000	500,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,000,424, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,054,288. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $102,000. (xx)	100,000	100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various Common Stocks; total market value $111,220. (xx)	100,000	100,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $69,672, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $71,086. (xx)	69,660	69,660
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000

Total Repurchase Agreements		2,569,660

U.S. Government Agency Security (2.3%)
FHLB 2.64%, 7/2/18 (o)(p)	13,800,000	13,797,977

U.S. Treasury Obligations (1.7%)
U.S. Treasury Bills 1.02%, 7/5/18 (p)	7,000,000	6,999,011
1.84%, 9/20/18 (p)	3,000,000	2,987,468

Total U.S. Treasury Obligations		9,986,479

Total Short-Term Investments (8.2%) (Cost $48,913,447)		48,910,334

Total Investments in Securities (94.7%) (Cost $353,833,408)		564,901,862
Other Assets Less Liabilities (5.3%)		31,352,579

Net Assets (100%)		$596,254,441

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $623 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $2,571,763. This was secured by cash collateral of $2,569,660 which was subsequently invested in joint repurchase agreements with a total value of $2,569,660, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $69,687 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/46.

Glossary:

ADR	— American Depositary Receipt
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
GBP	— British Pound
ICE	— Intercontinental Exchange
KRW	— Korean Republic Won
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,364	729,982	—	(31,802)	20,262	(37,752)	680,690	8,021	—
PNC Financial Services Group, Inc. (The)	5,205	784,360	—	(35,716)	26,806	(72,254)	703,196	8,021	—

Total		1,514,342	—	(67,518)	47,068	(110,006)	1,383,886	16,042	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	413	9/2018	USD	56,201,040	(1,189,583)

					(1,189,583)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,804,216	KRW	5,187,352,698	HSBC Securities, Inc.	7/13/2018	148,967
USD	14,323,169	GBP	10,801,583	HSBC Bank plc	7/16/2018	59,400
EUR	194,845	USD	226,890	Bank of America	7/26/2018	1,039
EUR	326,796	USD	380,159	HSBC Bank plc	7/26/2018	2,126

Total unrealized appreciation						211,532

KRW	330,120,198	USD	303,159	HSBC Securities, Inc.	7/13/2018	(6,902)
KRW	56,182,500	USD	51,257	JPMorgan Chase Bank**	7/13/2018	(837)
USD	11,224,704	EUR	9,624,183	HSBC Bank plc	7/26/2018	(33,628)

Total unrealized depreciation						(41,367)

Net unrealized appreciation						170,165

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$55,738,029	$3,287,761	$33,479		$59,059,269
Consumer Staples	34,398,253	5,537,824	—		39,936,077
Energy	37,420,139	7,415,718	—		44,835,857
Financials	90,378,096	1,788,276	—		92,166,372
Health Care	71,893,343	—	—		71,893,343
Industrials	38,596,254	5,823,644	—		44,419,898
Information Technology	95,402,619	5,855,955	—		101,258,574
Materials	11,252,168	3,593,116	—		14,845,284
Real Estate	13,215,859	—	—		13,215,859
Telecommunication Services	11,340,428	2,979,581	—		14,320,009
Utilities	11,475,125	—	—		11,475,125
Corporate Bonds
Consumer Discretionary	—	1,536,210	—		1,536,210
Information Technology	—	—	—	(b)	— (b)
Telecommunication Services	—	2,881,046	—		2,881,046
Utilities	—	—	623		623
Forward Currency Contracts	—	211,532	—		211,532
Loan Participations
Consumer Discretionary	—	4,099,352	—		4,099,352
Short-Term Investments
Investment Company	22,556,218	—	—		22,556,218
Repurchase Agreements	—	2,569,660	—		2,569,660
U.S. Government Agency Security	—	13,797,977	—		13,797,977
U.S. Treasury Obligations	—	9,986,479	—		9,986,479
Warrants
Information Technology	48,630	—	—		48,630

Total Assets	$493,715,161	$71,364,131	$34,102		$565,113,394

Liabilities:
Forward Currency Contracts	$—	$(41,367)	$—		$(41,367)
Futures	(1,189,583)	—	—		(1,189,583)

Total Liabilities	$(1,189,583)	$(41,367)	$—		$(1,230,950)

Total	$492,525,578	$71,322,764	$34,102		$563,882,444

(a)	A security with a market value of $48,630 transferred from Level 3 to Level 1 at the end of the period due active trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$211,532

Total		$211,532

	Liability Derivatives
Foreign exchange contracts	Payables	$(41,367)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,189,583)*

Total		$(1,230,950)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(84,844)	$(84,844)
Equity contracts	113,041	—	113,041

Total	$113,041	$(84,844)	$28,197

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$840,936	$840,936
Equity contracts	(1,850,651)	—	(1,850,651)

Total	$(1,850,651)	$840,936	$(1,009,715)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $35,529,000 and futures contracts with an average notional balance of approximately $59,118,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$1,039	$—	$—	$1,039
HSBC Bank plc	61,526	(33,628)	—	27,898
HSBC Securities, Inc.	148,967	(6,902)	—	142,065

Total	$211,532	$(40,530)	$—	$171,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$33,628	$(33,628)	$—	$—
HSBC Securities, Inc.	6,902	(6,902)	—	—
JPMorgan Chase Bank	837	—	—	837

Total	$41,367	$(40,530)	$—	$837

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,701,158
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$57,762,378

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,863,804
Aggregate gross unrealized depreciation	(20,495,288)

Net unrealized appreciation	$207,368,516

Federal income tax cost of investments in securities and derivative instruments, if applicable	$356,513,928

For the six months ended June 30, 2018, the Portfolio incurred approximately $2,667 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $476,900)	$1,383,886
Unaffiliated Issuers (Cost $350,786,848)	560,948,316
Repurchase Agreements (Cost $2,569,660)	2,569,660
Cash	31,260,171
Foreign cash (Cost $449,607)	446,112
Cash held as collateral at broker	2,331,200
Dividends, interest and other receivables	898,914
Receivable for securities sold	584,176
Unrealized appreciation on forward foreign currency contracts	211,532
Due from broker for futures variation margin	43,251
Receivable from Separate Accounts for Portfolio shares sold	2,636
Securities lending income receivable	2,122
Other assets	6,519

Total assets	600,688,495

LIABILITIES
Payable for return of collateral on securities loaned	2,569,660
Payable for securities purchased	816,481
Payable to Separate Accounts for Portfolio shares redeemed	443,319
Investment management fees payable	320,192
Administrative fees payable	60,584
Unrealized depreciation on forward foreign currency contracts	41,367
Distribution fees payable – Class IB	40,620
Distribution fees payable – Class IA	598
Trustees’ fees payable	226
Accrued expenses	141,007

Total liabilities	4,434,054

NET ASSETS	$596,254,441

Net assets were comprised of:
Paid in capital	$379,105,500
Accumulated undistributed net investment income (loss)	4,936,528
Accumulated undistributed net realized gain (loss)	2,160,661
Net unrealized appreciation (depreciation)	210,051,752

Net assets	$596,254,441

Class IA
Net asset value, offering and redemption price per share, $2,874,409 / 195,539 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.70

Class IB
Net asset value, offering and redemption price per share, $194,533,917 / 13,254,177 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.68

Class K
Net asset value, offering and redemption price per share, $398,846,115 / 27,095,205 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.72

(x)	Includes value of securities on loan of $2,571,763.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($16,042 of dividend income received from affiliates) (net of $60,015 foreign withholding tax)	$6,280,838
Interest	830,593
Securities lending (net)	31,345

Total income	7,142,776

EXPENSES
Investment management fees	2,138,946
Administrative fees	369,453
Distribution fees – Class IB	250,061
Professional fees	35,021
Custodian fees	31,043
Printing and mailing expenses	22,799
Trustees’ fees	6,805
Distribution fees – Class IA	3,575
Miscellaneous	9,973

Gross expenses	2,867,676
Less: Waiver from investment manager	(169,498)

Net expenses	2,698,178

NET INVESTMENT INCOME (LOSS)	4,444,598

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($47,068 of realized gain (loss) from affiliates)	17,218,540
Futures contracts	113,041
Forward foreign currency contracts	(84,844)
Foreign currency transactions	333,936

Net realized gain (loss)	17,580,673

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(110,006) of change in unrealized appreciation (depreciation) from affiliates)	(19,554,047)
Futures contracts	(1,850,651)
Forward foreign currency contracts	840,936
Foreign currency translations	(9,035)

Net change in unrealized appreciation (depreciation)	(20,572,797)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,992,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,452,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,444,598	$9,424,423
Net realized gain (loss)	17,580,673	33,174,409
Net change in unrealized appreciation (depreciation)	(20,572,797)	41,533,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,452,474	84,132,379

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(28,812)
Class IB	—	(2,092,926)
Class K	—	(5,240,784)

	—	(7,362,522)

Distributions from net realized capital gains
Class IA	—	(161,928)
Class IB	—	(11,778,052)
Class K	—	(23,878,992)

	—	(35,818,972)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(43,181,494)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,946 and 22,190 shares, respectively ]	73,042	323,863
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,137 shares, respectively ]	—	190,740
Capital shares repurchased [ (4,440) and (27,500) shares, respectively ]	(64,405)	(404,827)

Total Class IA transactions	8,637	109,776

Class IB
Capital shares sold [ 119,900 and 655,124 shares, respectively ]	1,766,134	9,488,755
Capital shares issued in reinvestment of dividends and distributions [ 0 and 956,829 shares, respectively ]	—	13,870,978
Capital shares repurchased [ (993,178) and (2,028,313) shares, respectively ]	(14,645,273)	(29,728,624)

Total Class IB transactions	(12,879,139)	(6,368,891)

Class K
Capital shares sold [ 23,977 and 441,434 shares, respectively ]	348,415	6,514,776
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,004,966 shares, respectively ]	—	29,119,776
Capital shares repurchased [ (1,568,090) and (3,911,595) shares, respectively ]	(23,198,675)	(57,449,136)

Total Class K transactions	(22,850,260)	(21,814,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,720,762)	(28,073,699)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,268,288)	12,877,186
NET ASSETS:
Beginning of period	630,522,729	617,645,543

End of period (a)	$596,254,441	$630,522,729

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,936,528	$491,930

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$14.68	$13.78		$12.44	$13.00	$12.06	$9.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.20	##	0.20	0.19	0.21	0.10
Net realized and unrealized gain (loss)	(0.07)	1.73		1.44	(0.50)	0.96	2.64

Total from investment operations	0.02	1.93		1.64	(0.31)	1.17	2.74

Less distributions:
Dividends from net investment income	—	(0.16)		(0.30)	(0.25)	(0.23)	(0.08)
Distributions from net realized gains	—	(0.87)		—	—	—	—

Total dividends and distributions	—	(1.03)		(0.30)	(0.25)	(0.23)	(0.08)

Net asset value, end of period	$14.70	$14.68		$13.78	$12.44	$13.00	$12.06

Total return (b)	0.14%	14.17%		13.14%	(2.38)%	9.74%	29.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,874	$2,864		$2,580	$2,770	$3,177	$3,547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%		1.09%	1.10%	1.12%	1.14%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	1.05%		1.09%	1.10%	1.12%	1.14%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.11%		1.12%	1.11%	1.12%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.29%	1.35	%(aa)	1.57%	1.43%	1.64%	0.89%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.35	%(aa)	1.57%	1.43%	1.64%	0.89%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.23%	1.29	%(aa)	1.54%	1.43%	1.64%	0.89%
Portfolio turnover rate (z)^	5%	13%		13%	24%	12%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
Class IB		2017		2016	2015	2014	2013
Net asset value, beginning of period	$14.66	$13.76		$12.42	$12.98	$12.05	$9.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.20	##	0.20	0.19	0.20	0.10
Net realized and unrealized gain (loss)	(0.07)	1.73		1.44	(0.51)	0.96	2.65

Total from investment operations	0.02	1.93		1.64	(0.32)	1.16	2.75

Less distributions:
Dividends from net investment income	—	(0.16)		(0.30)	(0.24)	(0.23)	(0.08)
Distributions from net realized gains	—	(0.87)		—	—	—	—

Total dividends and distributions	—	(1.03)		(0.30)	(0.24)	(0.23)	(0.08)

Net asset value, end of period	$14.68	$14.66		$13.76	$12.42	$12.98	$12.05

Total return (b)	0.14%	14.19%		13.16%	(2.39)%	9.66%	29.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,534	$207,105		$200,159	$202,063	$234,510	$243,039
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%		1.09%	1.10%	1.12%	1.14%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	1.05%		1.09%	1.10%	1.12%	1.14%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.11%		1.12%	1.11%	1.12%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.29%	1.34	%(bb)	1.57%	1.44%	1.62%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.34	%(bb)	1.57%	1.44%	1.62%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.23%	1.28	%(bb)	1.54%	1.44%	1.62%	0.90%
Portfolio turnover rate (z)^	5%	13%		13%	24%	12%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
Class K		2017		2016	2015	2014	2013
Net asset value, beginning of period	$14.68	$13.78		$12.44	$13.00	$12.07	$9.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.23	##	0.23	0.22	0.24	0.12
Net realized and unrealized gain (loss)	(0.07)	1.73		1.44	(0.50)	0.96	2.66

Total from investment operations	0.04	1.96		1.67	(0.28)	1.20	2.78

Less distributions:
Dividends from net investment income	—	(0.19)		(0.33)	(0.28)	(0.27)	(0.11)
Distributions from net realized gains	—	(0.87)		—	—	—	—

Total dividends and distributions	—	(1.06)		(0.33)	(0.28)	(0.27)	(0.11)

Net asset value, end of period	$14.72	$14.68		$13.78	$12.44	$13.00	$12.07

Total return (b)	0.27%	14.44%		13.43%	(2.13)%	9.93%	29.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$398,846	$420,554		$414,906	$427,073	$480,589	$504,628
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.80%		0.84%	0.85%	0.87%	0.89%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.80%		0.84%	0.85%	0.87%	0.89%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.86%		0.87%	0.86%	0.87%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.54%	1.59	%(cc)	1.82%	1.69%	1.87%	1.15%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.54%	1.59	%(cc)	1.82%	1.69%	1.87%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.48%	1.52	%(cc)	1.79%	1.69%	1.87%	1.15%
Portfolio turnover rate (z)^	5%	13%		13%	24%	12%	16%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.17, $0.17 and $0.20 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.15% for income after waivers and reimbursements, 1.15% for income after waivers, reimbursements and fees paid indirectly, and 1.09% for income before waivers, reimbursements.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.14% for income after waivers and reimbursements, 1.14% for income after waivers, reimbursements and fees paid indirectly, and 1.07% for income before waivers, reimbursements.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.39% for income after waivers and reimbursements, 1.39% for income after waivers, reimbursements and fees paid indirectly, and 1.32% for income before waivers, reimbursements.

See Notes to Financial Statements.

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	15.5%
Health Care	14.2
Information Technology	12.6
Consumer Discretionary	10.0
Industrials	8.3
Energy	8.1
Consumer Staples	5.8
Materials	5.5
Telecommunication Services	4.0
Real Estate	2.8
Utilities	2.5
Investment Company	1.6
Repurchase Agreements	1.3
Cash and Other	7.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$984.99	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61
Class IB
Actual	1,000.00	984.99	5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61
Class K
Actual	1,000.00	986.42	4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.12%, 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (0.5%)
Aisin Seiki Co. Ltd.	1,700	$77,541
Aptiv plc	1,925	176,388
BorgWarner, Inc.	1,486	64,136
Bridgestone Corp.	6,600	258,301
Cie Generale des Etablissements Michelin SCA	17,010	2,071,844
Continental AG	1,179	269,240
Denso Corp.	4,800	234,635
Faurecia SA	854	60,955
Goodyear Tire & Rubber Co. (The)	1,836	42,760
Koito Manufacturing Co. Ltd.	1,200	79,339
Minth Group Ltd.	8,000	33,802
NGK Spark Plug Co. Ltd.	1,700	48,521
NOK Corp.	800	15,492
Nokian Renkaat OYJ	1,305	51,571
Pirelli & C SpA (m)*	4,361	36,424
Schaeffler AG (Preference) (q)	1,949	25,378
Stanley Electric Co. Ltd.	1,600	54,627
Sumitomo Electric Industries Ltd.	8,400	125,186
Sumitomo Rubber Industries Ltd.	1,900	30,204
Toyoda Gosei Co. Ltd.	600	15,223
Toyota Industries Corp.	1,600	89,744
Valeo SA	2,643	144,510
Yokohama Rubber Co. Ltd. (The)	1,500	31,202

		4,037,023

Automobiles (0.8%)
Bayerische Motoren Werke AG	3,574	324,006
Bayerische Motoren Werke AG (Preference) (q)	593	47,298
Daimler AG (Registered)	9,915	638,336
Ferrari NV	1,339	182,169
Fiat Chrysler Automobiles NV*	12,109	230,977
Ford Motor Co.	29,040	321,473
General Motors Co.	9,385	369,769
Harley-Davidson, Inc.	1,237	52,053
Honda Motor Co. Ltd.	17,800	522,995
Isuzu Motors Ltd.	5,600	74,429
Mazda Motor Corp.	6,220	76,405
Mitsubishi Motors Corp.	7,300	58,221
Nissan Motor Co. Ltd.	25,300	246,339
Peugeot SA	6,618	151,169
Porsche Automobil Holding SE (Preference) (q)	1,722	109,718
Renault SA	2,113	179,713
Subaru Corp.	6,500	189,337
Suzuki Motor Corp.	3,700	204,458
Toyota Motor Corp.	24,898	1,612,415
Volkswagen AG	357	58,992
Volkswagen AG (Preference) (q)	2,007	333,332
Yamaha Motor Co. Ltd.	3,200	80,524

		6,064,128

Distributors (0.0%)
Genuine Parts Co.	1,102	101,152
Jardine Cycle & Carriage Ltd.	1,155	26,974
LKQ Corp.*	2,314	73,817

		201,943

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	24,848
H&R Block, Inc.	1,588	36,174

		61,022

Hotels, Restaurants & Leisure (0.7%)
Accor SA	2,045	100,350
Aristocrat Leisure Ltd.	5,909	135,124
Carnival Corp.	2,955	169,351
Carnival plc	1,902	109,117
Chipotle Mexican Grill, Inc.*	182	78,509
Compass Group plc	16,963	362,332
Crown Resorts Ltd.	3,980	39,763
Darden Restaurants, Inc.	920	98,495
Domino’s Pizza Enterprises Ltd.	796	30,762
Flight Centre Travel Group Ltd.	576	27,132
Galaxy Entertainment Group Ltd.	25,000	193,580
Genting Singapore Ltd.	67,442	60,388
GVC Holdings plc	5,963	82,710
Hilton Worldwide Holdings, Inc.	2,047	162,041
InterContinental Hotels Group plc	2,037	126,889
Marriott International, Inc., Class A	2,196	278,014
McDonald’s Corp.	5,809	910,212
McDonald’s Holdings Co. Japan Ltd. (x)	673	34,344
Melco Resorts & Entertainment Ltd. (ADR)	2,853	79,884
Merlin Entertainments plc	8,066	41,165
MGM China Holdings Ltd.	11,200	25,981
MGM Resorts International	3,623	105,176
Norwegian Cruise Line Holdings Ltd.*	1,531	72,340
Oriental Land Co. Ltd.	2,200	230,999
Paddy Power Betfair plc	958	106,281
Royal Caribbean Cruises Ltd.	1,226	127,014
Sands China Ltd.	27,196	145,416
Shangri-La Asia Ltd.	11,000	20,694
SJM Holdings Ltd.	18,000	22,392
Sodexo SA	1,003	100,287
Starbucks Corp.	10,209	498,710
Tabcorp Holdings Ltd.	21,469	70,861
TUI AG	4,782	104,921
Whitbread plc	2,025	105,804
Wynn Macau Ltd.	16,800	54,069
Wynn Resorts Ltd.	631	105,592
Yum! Brands, Inc.	2,384	186,476

		5,203,175

Household Durables (0.9%)
Barratt Developments plc	11,258	76,577
Berkeley Group Holdings plc	1,394	69,634
Casio Computer Co. Ltd.	2,200	35,807
DR Horton, Inc.	2,625	107,625
Electrolux AB	2,639	60,106
Garmin Ltd. (x)	826	50,386
Husqvarna AB, Class B	4,802	45,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Iida Group Holdings Co. Ltd.	1,800	$34,743
Leggett & Platt, Inc.	969	43,256
Lennar Corp., Class A	2,020	106,050
Mohawk Industries, Inc.*	469	100,493
Newell Brands, Inc.	3,584	92,431
Nikon Corp.	3,500	55,733
Panasonic Corp.	323,500	4,363,882
Persimmon plc	3,407	113,894
PulteGroup, Inc.	1,939	55,746
Rinnai Corp.	400	35,298
SEB SA	236	41,230
Sekisui Chemical Co. Ltd.	4,100	69,916
Sekisui House Ltd.	6,700	118,611
Sharp Corp. (x)	1,900	46,335
Sony Corp.	13,800	705,986
Taylor Wimpey plc	35,700	84,289
Techtronic Industries Co. Ltd.	15,500	86,434
Whirlpool Corp.	477	69,752

		6,669,796

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	2,980	5,065,404
Booking Holdings, Inc.*	356	721,644
Expedia Group, Inc.	905	108,772
Netflix, Inc.*	3,216	1,258,839
Rakuten, Inc.	9,400	63,626
Start Today Co. Ltd.	2,100	76,155
TripAdvisor, Inc.*	776	43,231
Zalando SE (m)*	1,325	74,071

		7,411,742

Leisure Products (0.5%)
Bandai Namco Holdings, Inc.	2,100	86,682
Hasbro, Inc.	843	77,817
Mattel, Inc. (x)	221,928	3,644,058
Sankyo Co. Ltd.	600	23,493
Sega Sammy Holdings, Inc.	1,800	30,858
Shimano, Inc.	800	117,491
Yamaha Corp.	1,500	78,038

		4,058,437

Media (2.7%)
Axel Springer SE	572	41,381
CBS Corp. (Non-Voting), Class B	2,466	138,639
Charter Communications, Inc., Class A*	1,366	400,525
Comcast Corp., Class A	175,254	5,750,084
CyberAgent, Inc.	1,100	66,170
Dentsu, Inc.	2,461	116,698
Discovery, Inc., Class A (x)*	1,145	31,488
Discovery, Inc., Class C*	2,537	64,693
DISH Network Corp., Class A*	1,835	61,674
Eutelsat Communications SA	1,974	40,953
Hakuhodo DY Holdings, Inc.	2,300	36,936
Informa plc	13,613	150,014
Interpublic Group of Cos., Inc. (The)	2,846	66,710
ITV plc	38,534	88,488
JCDecaux SA	818	27,378
News Corp., Class A	3,601	55,815
News Corp., Class B	714	11,317
Omnicom Group, Inc.	1,640	125,083
Pearson plc	8,511	99,407
ProSiebenSat.1 Media SE	2,739	69,506
Publicis Groupe SA	2,239	154,111
REA Group Ltd. (x)	570	38,332
RTL Group SA	397	26,936
Schibsted ASA, Class B	925	26,122
SES SA (FDR)	426,446	7,813,676
Singapore Press Holdings Ltd. (x)	16,900	32,250
Sky plc	11,245	216,895
Telenet Group Holding NV*	534	24,944
Toho Co. Ltd./Tokyo	1,300	43,621
Twenty-First Century Fox, Inc., Class A	74,578	3,705,781
Twenty-First Century Fox, Inc., Class B	3,249	160,078
Viacom, Inc., Class B	2,668	80,467
Vivendi SA	11,304	277,217
Walt Disney Co. (The)	10,999	1,152,805
WPP plc	13,811	217,449

		21,413,643

Multiline Retail (0.2%)
Dollar General Corp.	1,880	185,368
Dollar Tree, Inc.*	1,764	149,940
Don Quijote Holdings Co. Ltd.	1,300	62,467
Harvey Norman Holdings Ltd. (x)	5,114	12,565
Isetan Mitsukoshi Holdings Ltd.	3,800	47,502
J Front Retailing Co. Ltd.	2,700	41,141
Kohl’s Corp.	1,246	90,833
Macy’s, Inc.	2,203	82,458
Marks & Spencer Group plc	18,051	70,301
Marui Group Co. Ltd.	2,200	46,379
Next plc	1,505	120,167
Nordstrom, Inc.	918	47,534
Ryohin Keikaku Co. Ltd.	300	105,677
Takashimaya Co. Ltd.	3,000	25,688
Target Corp.	3,944	300,216

		1,388,236

Specialty Retail (1.9%)
ABC-Mart, Inc.	400	21,894
Advance Auto Parts, Inc.	47,682	6,470,448
AutoZone, Inc.*	197	132,173
Best Buy Co., Inc.	1,814	135,288
CarMax, Inc.*	1,310	95,460
Dufry AG (Registered) (x)*	363	46,333
Fast Retailing Co. Ltd.	600	275,898
Foot Locker, Inc.	883	46,490
Gap, Inc. (The)	1,571	50,885
Hennes & Mauritz AB, Class B (x)	9,454	140,911
Hikari Tsushin, Inc.	200	35,171
Home Depot, Inc. (The)	8,534	1,664,983
Industria de Diseno Textil SA	11,779	402,486
Kingfisher plc	736,197	2,885,640
L Brands, Inc.	1,787	65,905
Lowe’s Cos., Inc.	6,081	581,161
Nitori Holdings Co. Ltd.	900	140,469
O’Reilly Automotive, Inc.*	606	165,783
Ross Stores, Inc.	2,801	237,385
Shimamura Co. Ltd.	200	17,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tiffany & Co.	779	$102,516
TJX Cos., Inc. (The)	4,639	441,540
Tractor Supply Co.	917	70,141
Ulta Beauty, Inc.*	413	96,419
USS Co. Ltd.	2,400	45,696
Yamada Denki Co. Ltd.	7,000	34,837

		14,403,525

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	2,043	446,028
Asics Corp. (x)	1,700	28,759
Burberry Group plc	4,544	129,534
Cie Financiere Richemont SA (Registered)	5,693	483,586
Hanesbrands, Inc. (x)	2,657	58,507
Hermes International	345	211,034
HUGO BOSS AG	755	68,560
Kering SA	818	461,964
Li & Fung Ltd.	62,000	22,759
Luxottica Group SpA	1,897	122,418
LVMH Moet Hennessy Louis Vuitton SE	3,040	1,012,492
Michael Kors Holdings Ltd.*	1,076	71,662
Moncler SpA	1,951	88,857
NIKE, Inc., Class B	9,490	756,163
Pandora A/S	1,187	82,942
Puma SE	90	52,656
PVH Corp.	580	86,838
Ralph Lauren Corp.	446	56,071
Swatch Group AG (The) (x)	327	155,559
Swatch Group AG (The) (Registered)	626	54,269
Tapestry, Inc.	38,458	1,796,374
Under Armour, Inc., Class A (x)*	1,274	28,639
Under Armour, Inc., Class C*	1,259	26,540
VF Corp.	2,439	198,827
Yue Yuen Industrial Holdings Ltd.	8,000	22,586

		6,523,624

Total Consumer Discretionary		77,436,294

Consumer Staples (5.8%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	8,369	845,392
Asahi Group Holdings Ltd.	4,000	204,923
Brown-Forman Corp., Class B	1,964	96,256
Carlsberg A/S, Class B	1,139	134,182
Coca-Cola Amatil Ltd.	6,285	42,791
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	59,951
Coca-Cola Co. (The)	28,333	1,242,685
Coca-Cola European Partners plc	2,282	92,740
Coca-Cola HBC AG*	2,082	69,545
Constellation Brands, Inc., Class A	1,243	272,055
Davide Campari-Milano SpA	6,535	53,764
Diageo plc	26,822	963,543
Heineken Holding NV	1,226	117,544
Heineken NV	2,826	283,883
Kirin Holdings Co. Ltd.	9,000	240,862
Molson Coors Brewing Co., Class B	1,372	93,351
Monster Beverage Corp.*	3,059	175,281
PepsiCo, Inc.	10,489	1,141,937
Pernod Ricard SA (x)	2,280	372,496
Remy Cointreau SA	229	29,684
Suntory Beverage & Food Ltd.	83,900	3,584,402
Treasury Wine Estates Ltd.	8,346	107,409

		10,224,676

Food & Staples Retailing (1.3%)
Aeon Co. Ltd.	6,700	143,422
Carrefour SA	6,578	106,546
Casino Guichard Perrachon SA (x)	609	23,647
Colruyt SA	714	40,748
Costco Wholesale Corp.	3,245	678,140
Dairy Farm International Holdings Ltd.	3,700	32,523
FamilyMart UNY Holdings Co. Ltd.	800	84,252
ICA Gruppen AB (x)	806	24,720
J Sainsbury plc	18,976	80,440
Jeronimo Martins SGPS SA	2,776	40,101
Koninklijke Ahold Delhaize NV	13,594	325,518
Kroger Co. (The)	19,614	558,018
Lawson, Inc.	500	31,251
METRO AG	1,817	22,460
Seven & i Holdings Co. Ltd.	58,500	2,552,623
Sundrug Co. Ltd.	800	32,444
Sysco Corp.	3,569	243,727
Tesco plc	106,817	361,874
Tsuruha Holdings, Inc.	400	50,183
Walgreens Boots Alliance, Inc.	51,241	3,075,230
Walmart, Inc.	10,703	916,713
Wesfarmers Ltd.	12,255	447,661
Wm Morrison Supermarkets plc	25,863	86,014
Woolworths Group Ltd.	14,225	321,290

		10,279,545

Food Products (1.2%)
a2 Milk Co. Ltd.*	7,976	61,909
Ajinomoto Co., Inc.	5,000	94,657
Archer-Daniels-Midland Co.	4,162	190,744
Associated British Foods plc	3,874	139,986
Barry Callebaut AG (Registered)	23	41,341
Calbee, Inc.	700	26,333
Campbell Soup Co. (x)	1,529	61,986
Chocoladefabriken Lindt & Spruengli AG	12	77,916
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	76,139
Conagra Brands, Inc.	2,888	103,188
Danone SA	6,545	480,531
General Mills, Inc.	4,386	194,124
Golden Agri-Resources Ltd.	75,544	16,911
Hershey Co. (The)	996	92,688
Hormel Foods Corp. (x)	2,042	75,983
JM Smucker Co. (The)	814	87,489
Kellogg Co.	37,513	2,621,032
Kerry Group plc, Class A	1,729	180,914
Kikkoman Corp.	1,500	75,735
Kraft Heinz Co. (The)	4,439	278,858
Marine Harvest ASA	4,539	90,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	892	$103,552
Meiji Holdings Co. Ltd.	1,238	104,439
Mondelez International, Inc., Class A	10,913	447,433
Nestle SA (Registered)	33,931	2,634,851
NH Foods Ltd.	1,000	40,419
Nisshin Seifun Group, Inc.	1,915	40,561
Nissin Foods Holdings Co. Ltd.	500	36,174
Orkla ASA	8,873	77,788
Toyo Suisan Kaisha Ltd.	800	28,506
Tyson Foods, Inc., Class A	2,215	152,503
WH Group Ltd. (m)	91,500	74,524
Wilmar International Ltd.	20,900	46,939
Yakult Honsha Co. Ltd.	1,200	80,206
Yamazaki Baking Co. Ltd.	1,400	36,671

		8,973,427

Household Products (0.5%)
Church & Dwight Co., Inc.	1,764	93,774
Clorox Co. (The)	987	133,492
Colgate-Palmolive Co.	6,452	418,154
Essity AB, Class B	6,708	165,664
Henkel AG & Co. KGaA	1,067	118,686
Henkel AG & Co. KGaA (Preference) (q)	1,940	248,076
Kimberly-Clark Corp.	2,569	270,618
Lion Corp.	2,500	45,838
Procter & Gamble Co. (The)	18,603	1,452,151
Reckitt Benckiser Group plc	7,336	604,040
Unicharm Corp.	4,500	135,469

		3,685,962

Personal Products (1.0%)
Beiersdorf AG	1,122	127,411
Coty, Inc., Class A	313,715	4,423,381
Estee Lauder Cos., Inc. (The), Class A	1,666	237,722
Kao Corp.	5,300	404,507
Kobayashi Pharmaceutical Co. Ltd.	500	43,219
Kose Corp.	300	64,680
L’Oreal SA	2,758	681,198
Pola Orbis Holdings, Inc.	1,100	48,435
Shiseido Co. Ltd.	4,100	325,808
Unilever NV (CVA)	16,826	938,946
Unilever plc	13,528	748,422

		8,043,729

Tobacco (0.5%)
Altria Group, Inc.	14,002	795,174
British American Tobacco plc	25,007	1,264,013
Imperial Brands plc	10,359	385,804
Japan Tobacco, Inc.	11,800	329,865
Philip Morris International, Inc.	11,500	928,510
Swedish Match AB	2,064	102,247

		3,805,613

Total Consumer Staples		45,012,952

Energy (8.1%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	3,033	100,180
Halliburton Co.	6,496	292,710
Helmerich & Payne, Inc.	792	50,498
John Wood Group plc	7,831	64,883
National Oilwell Varco, Inc.	2,914	126,468
SBM Offshore NV (x)	175,654	2,733,340
Schlumberger Ltd.	10,227	685,516
TechnipFMC plc	3,133	99,441
Tenaris SA	5,111	93,797

		4,246,833

Oil, Gas & Consumable Fuels (7.6%)
Aker BP ASA	1,178	43,508
Anadarko Petroleum Corp.	3,770	276,153
Andeavor	1,007	132,098
Apache Corp.	97,550	4,560,463
BP plc	1,585,973	12,104,326
Cabot Oil & Gas Corp.	3,292	78,350
Caltex Australia Ltd.	2,845	68,511
Chevron Corp.	14,138	1,787,467
Cimarex Energy Co.	707	71,930
Concho Resources, Inc.*	1,103	152,600
ConocoPhillips	33,466	2,329,903
Devon Energy Corp.	3,992	175,488
Enagas SA	2,354	68,835
Eni SpA	197,753	3,673,267
EOG Resources, Inc.	4,282	532,809
EQT Corp.	1,911	105,449
Equinor ASA	12,500	332,132
Exxon Mobil Corp.	43,222	3,575,756
Galp Energia SGPS SA	5,640	107,589
Hess Corp.	1,896	126,823
HollyFrontier Corp.	1,306	89,370
Husky Energy, Inc.	175,500	2,735,325
Idemitsu Kosan Co. Ltd.	1,600	57,084
Inpex Corp.	241,900	2,511,530
JXTG Holdings, Inc.	34,694	241,352
Kinder Morgan, Inc.	13,979	247,009
Koninklijke Vopak NV	739	34,149
Kunlun Energy Co. Ltd.	897,600	785,983
Lundin Petroleum AB	1,998	63,732
Marathon Oil Corp.	6,319	131,814
Marathon Petroleum Corp.	3,417	239,737
Neste OYJ	1,371	107,591
Newfield Exploration Co.*	1,628	49,247
Noble Energy, Inc.	3,504	123,621
Occidental Petroleum Corp.	5,632	471,286
Oil Search Ltd.	14,847	97,789
OMV AG	1,618	91,773
ONEOK, Inc.	3,055	213,331
Origin Energy Ltd.*	19,079	141,618
Phillips 66	3,097	347,824
Pioneer Natural Resources Co.	1,263	239,010
Repsol SA	14,074	275,543
Royal Dutch Shell plc, Class A	49,915	1,731,862
Royal Dutch Shell plc, Class B	280,324	10,038,799
Santos Ltd.*	19,286	89,489
Showa Shell Sekiyu KK	2,500	37,326
Snam SpA	24,561	102,568
TOTAL SA	101,394	6,182,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Valero Energy Corp.	3,188	$353,326
Williams Cos., Inc. (The)	6,154	166,835
Woodside Petroleum Ltd.	9,825	257,829

		58,559,286

Total Energy		62,806,119

Financials (15.5%)
Banks (9.7%)
ABN AMRO Group NV (CVA) (m)	4,760	123,515
AIB Group plc	9,163	49,758
Aozora Bank Ltd.	1,400	53,299
Australia & New Zealand Banking Group Ltd.	31,864	665,926
Banco Bilbao Vizcaya Argentaria SA	73,161	518,947
Banco de Sabadell SA	60,035	100,641
Banco Santander SA	175,928	943,421
Bangkok Bank PCL	66,100	396,041
Bangkok Bank PCL (NVDR)	502,400	2,964,660
Bank Hapoalim BM	11,660	78,886
Bank Leumi Le-Israel BM	15,526	91,673
Bank of America Corp.	69,761	1,966,563
Bank of East Asia Ltd. (The) (x)	13,800	55,143
Bank of Ireland Group plc (Aquis Stock Exchange)	51,800	404,389
Bank of Ireland Group plc (Turquoise Stock Exchange)	201,382	1,572,138
Bank of Kyoto Ltd. (The)	600	27,801
Bank of Queensland Ltd.	4,280	32,276
Bankia SA	12,002	44,949
Bankinter SA	7,818	76,161
Barclays plc	989,835	2,468,973
BB&T Corp.	5,770	291,039
Bendigo & Adelaide Bank Ltd. (x)	5,140	41,234
BNP Paribas SA	104,798	6,509,556
BOC Hong Kong Holdings Ltd.	41,500	195,450
CaixaBank SA	39,396	170,501
Chiba Bank Ltd. (The)	6,600	46,677
Citigroup, Inc.	131,155	8,776,892
Citizens Financial Group, Inc.	3,518	136,850
Comerica, Inc.	1,316	119,651
Commerzbank AG*	11,143	106,848
Commonwealth Bank of Australia	19,098	1,029,906
Concordia Financial Group Ltd.	11,700	59,602
Credit Agricole SA	12,057	161,007
Danske Bank A/S	8,021	251,130
DBS Group Holdings Ltd.	19,600	382,793
DNB ASA	10,886	212,926
Erste Group Bank AG*	3,280	136,936
Fifth Third Bancorp	5,105	146,514
Fukuoka Financial Group, Inc.	9,000	45,278
Hana Financial Group, Inc.	62,754	2,412,749
Hang Seng Bank Ltd.	8,300	207,563
HSBC Holdings plc (Hong Kong Stock Exchange)	680,328	6,382,193
HSBC Holdings plc (London Stock Exchange)	218,175	2,046,364
Huntington Bancshares, Inc.	8,397	123,940
ING Groep NV	318,063	4,579,038
Intesa Sanpaolo SpA	147,295	427,706
Intesa Sanpaolo SpA (RNC)	9,820	29,793
Japan Post Bank Co. Ltd.	4,200	48,936
JPMorgan Chase & Co.	82,489	8,595,353
KB Financial Group, Inc. (ADR)	51,795	2,407,432
KBC Group NV	2,646	204,311
KeyCorp	7,751	151,455
Lloyds Banking Group plc	790,279	657,593
M&T Bank Corp.	1,074	182,741
Mebuki Financial Group, Inc.	10,530	35,381
Mediobanca Banca di Credito Finanziario SpA	6,016	55,937
Mitsubishi UFJ Financial Group, Inc.	128,800	734,189
Mizrahi Tefahot Bank Ltd.	1,580	29,011
Mizuho Financial Group, Inc.	262,324	441,886
National Australia Bank Ltd.	29,491	598,218
NatWest Markets plc*	52,124	176,173
Nordea Bank AB	32,773	315,701
Oversea-Chinese Banking Corp. Ltd.	34,386	293,764
People’s United Financial, Inc.	2,646	47,866
PNC Financial Services Group, Inc. (The)‡	3,466	468,257
Raiffeisen Bank International AG	1,683	51,671
Regions Financial Corp.	8,378	148,961
Resona Holdings, Inc.	22,851	122,310
Seven Bank Ltd.	6,500	19,902
Shinsei Bank Ltd.	2,000	30,818
Shizuoka Bank Ltd. (The)	4,900	44,302
Skandinaviska Enskilda Banken AB, Class A	17,744	168,708
Societe Generale SA	8,335	351,529
Standard Chartered plc	556,639	5,088,007
Sumitomo Mitsui Financial Group, Inc.	14,677	570,827
Sumitomo Mitsui Trust Holdings, Inc.	3,586	142,287
SunTrust Banks, Inc.	3,439	227,043
Suruga Bank Ltd.	1,900	17,007
SVB Financial Group*	397	114,638
Svenska Handelsbanken AB, Class A	17,184	191,011
Swedbank AB, Class A	10,151	217,374
UniCredit SpA	21,752	363,147
United Overseas Bank Ltd.	14,607	286,887
US Bancorp	11,544	577,431
Wells Fargo & Co.	32,445	1,798,751
Westpac Banking Corp. (x)	37,283	808,425
Yamaguchi Financial Group, Inc.	2,000	22,544
Zions Bancorp	1,397	73,608

		74,546,688

Capital Markets (1.7%)
3i Group plc	10,965	130,326
Affiliated Managers Group, Inc.	384	57,089
Ameriprise Financial, Inc.	1,064	148,832
Amundi SA (m)	680	47,122
ASX Ltd.	2,109	100,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of New York Mellon Corp. (The)	7,422	$400,268
BlackRock, Inc.‡	908	453,128
Cboe Global Markets, Inc.	842	87,627
Charles Schwab Corp. (The)	8,873	453,410
CME Group, Inc.	2,501	409,964
Credit Suisse Group AG (Registered)*	27,867	420,692
Daiwa Securities Group, Inc.	18,500	107,493
Deutsche Bank AG (Registered)	21,407	230,542
Deutsche Boerse AG	2,078	277,006
E*TRADE Financial Corp.*	1,903	116,387
Franklin Resources, Inc.	2,331	74,709
Goldman Sachs Group, Inc. (The)	2,599	573,262
Hargreaves Lansdown plc	2,895	75,325
Hong Kong Exchanges & Clearing Ltd.	12,873	387,227
Intercontinental Exchange, Inc.	4,282	314,941
Invesco Ltd.	3,078	81,752
Investec plc	6,869	48,772
Japan Exchange Group, Inc.	5,800	107,864
Jefferies Financial Services, Inc.	2,435	55,372
Julius Baer Group Ltd.*	2,368	139,359
London Stock Exchange Group plc	3,381	199,499
Macquarie Group Ltd.	3,525	322,563
Moody’s Corp.	1,236	210,812
Morgan Stanley	10,084	477,982
MSCI, Inc.	639	105,710
Nasdaq, Inc.	869	79,314
Natixis SA	10,640	75,522
Nomura Holdings, Inc.	37,700	183,265
Northern Trust Corp.	1,534	157,833
Partners Group Holding AG	193	141,783
Quilter plc (m)*	17,856	34,150
Raymond James Financial, Inc.	994	88,814
S&P Global, Inc.	1,859	379,032
SBI Holdings, Inc. (x)	2,250	58,000
Schroders plc	1,355	56,473
Singapore Exchange Ltd.	9,300	48,940
St James’s Place plc	5,754	87,139
State Street Corp.	2,703	251,622
T. Rowe Price Group, Inc.	1,802	209,194
UBS Group AG (Registered)*	330,165	5,109,340

		13,575,954

Consumer Finance (0.8%)
Acom Co. Ltd.	4,400	16,930
AEON Financial Service Co. Ltd.	1,100	23,487
American Express Co.	5,283	517,734
Capital One Financial Corp.	57,355	5,270,926
Credit Saison Co. Ltd.	1,600	25,203
Discover Financial Services	2,567	180,742
Synchrony Financial	5,179	172,875

		6,207,897

Diversified Financial Services (0.5%)
AMP Ltd. (x)	29,903	78,782
Berkshire Hathaway, Inc., Class B*	14,239	2,657,708
BGP Holdings plc (r)*	177,813	—
Challenger Ltd. (x)	6,543	57,283
Eurazeo SA	533	40,427
EXOR NV	1,221	82,274
Groupe Bruxelles Lambert SA	857	90,393
Industrivarden AB, Class C	1,955	37,914
Investor AB, Class B	4,906	199,872
Kinnevik AB, Class B	2,555	87,546
L E Lundbergforetagen AB, Class B	940	28,882
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	21,528
ORIX Corp.	14,400	227,871
Pargesa Holding SA	364	30,912
Standard Life Aberdeen plc	29,604	127,251
Tokyo Century Corp.	500	28,361
Wendel SA	290	39,962

		3,836,966

Insurance (2.8%)
Admiral Group plc	2,371	59,688
Aegon NV	824,973	4,948,041
Aflac, Inc.	5,727	246,376
Ageas	2,186	110,307
AIA Group Ltd.	131,600	1,150,678
Allianz SE (Registered)	4,800	992,275
Allstate Corp. (The)	2,616	238,762
American International Group, Inc.	6,592	349,508
Aon plc	1,788	245,260
Arthur J Gallagher & Co.	1,358	88,650
Assicurazioni Generali SpA	12,771	214,314
Assurant, Inc.	393	40,672
Aviva plc	42,991	285,956
AXA SA (x)‡	20,996	515,269
Baloise Holding AG (Registered)	518	75,480
Brighthouse Financial, Inc.*	803	32,176
China Life Insurance Co. Ltd., Class H	655,000	1,690,597
Chubb Ltd.	23,712	3,011,899
Cincinnati Financial Corp.	1,086	72,610
CNP Assurances	1,725	39,262
Dai-ichi Life Holdings, Inc.	12,000	214,172
Direct Line Insurance Group plc	14,808	67,012
Everest Re Group Ltd.	322	74,215
Gjensidige Forsikring ASA	2,250	36,909
Hannover Rueck SE	653	81,443
Hartford Financial Services Group, Inc. (The)	2,741	140,147
Insurance Australia Group Ltd. (x)	25,812	162,942
Japan Post Holdings Co. Ltd.	16,700	182,966
Legal & General Group plc	64,577	226,700
Lincoln National Corp.	1,631	101,530
Loews Corp.	1,937	93,518
Mapfre SA	11,751	35,473
Marsh & McLennan Cos., Inc.	3,733	305,994
Medibank Pvt Ltd.	32,230	69,647
MetLife, Inc.	7,520	327,872
MS&AD Insurance Group Holdings, Inc.	5,311	165,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,675	354,146

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NN Group NV	3,427	$139,431
Poste Italiane SpA (m)	5,766	48,279
Principal Financial Group, Inc.	1,963	103,941
Progressive Corp. (The)	4,328	256,001
Prudential Financial, Inc.	3,104	290,255
Prudential plc	28,402	650,152
QBE Insurance Group Ltd.	14,604	105,267
RSA Insurance Group plc	11,081	99,356
Sampo OYJ, Class A	4,833	235,918
SCOR SE	1,793	66,627
Sompo Holdings, Inc. (x)	3,585	145,064
Sony Financial Holdings, Inc.	1,900	36,313
Suncorp Group Ltd.	14,142	152,696
Swiss Life Holding AG (Registered)*	363	126,462
Swiss Re AG	3,367	291,378
T&D Holdings, Inc.	5,900	88,701
Tokio Marine Holdings, Inc.	7,300	342,401
Torchmark Corp.	799	65,047
Travelers Cos., Inc. (The)	1,995	244,068
Tryg A/S	1,311	30,782
Unum Group	1,559	57,667
Willis Towers Watson plc	983	149,023
XL Group Ltd.	1,912	106,976
Zurich Insurance Group AG*	1,651	490,315

		21,369,795

Total Financials		119,537,300

Health Care (14.2%)
Biotechnology (2.5%)
AbbVie, Inc.	11,212	1,038,792
Alexion Pharmaceuticals, Inc.*	1,617	200,751
Amgen, Inc.	26,004	4,800,077
Biogen, Inc.*	1,554	451,033
BioMarin Pharmaceutical, Inc.*	23,080	2,174,136
Celgene Corp.*	45,949	3,649,270
CSL Ltd.	4,946	705,045
Genmab A/S*	632	97,555
Gilead Sciences, Inc.	73,580	5,212,406
Grifols SA	3,434	103,384
Incyte Corp.*	1,303	87,301
Regeneron Pharmaceuticals, Inc.*	573	197,679
Shire plc	9,844	554,093
Vertex Pharmaceuticals, Inc.*	1,916	325,643

		19,597,165

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	13,020	794,089
ABIOMED, Inc.*	313	128,033
Align Technology, Inc.*	536	183,387
Arjo AB, Class B	82,628	294,746
Baxter International, Inc.	3,645	269,147
Becton Dickinson and Co.	1,969	471,693
BioMerieux	466	41,957
Boston Scientific Corp.*	10,211	333,900
Cochlear Ltd.	615	91,104
Coloplast A/S, Class B	1,378	137,758
ConvaTec Group plc (m)	13,945	39,090
Cooper Cos., Inc. (The)	364	85,704
CYBERDYNE, Inc.*	1,100	12,896
Danaher Corp.	4,548	448,797
Dentsply Sirona, Inc.	1,619	70,864
Edwards Lifesciences Corp.*	1,537	223,741
Essilor International Cie Generale d’Optique SA	2,270	320,495
Fisher & Paykel Healthcare Corp. Ltd.	6,420	64,746
Getinge AB, Class B	82,628	751,855
Hologic, Inc.*	2,015	80,096
Hoya Corp.	4,100	233,265
IDEXX Laboratories, Inc.*	663	144,494
Intuitive Surgical, Inc.*	844	403,837
Koninklijke Philips NV	10,335	439,621
LivaNova plc*	23,890	2,384,699
Medtronic plc	10,019	857,726
Olympus Corp.	3,200	119,948
ResMed, Inc.	1,055	109,277
Sartorius AG (Preference) (q)	388	58,043
Siemens Healthineers AG (m)*	1,647	68,001
Smith & Nephew plc	9,354	172,582
Sonova Holding AG (Registered)	596	107,037
Straumann Holding AG (Registered)	113	86,151
Stryker Corp.	2,360	398,510
Sysmex Corp.	1,800	168,107
Terumo Corp.	3,300	189,270
Varian Medical Systems, Inc.*	682	77,557
William Demant Holding A/S*	1,129	45,443
Zimmer Biomet Holdings, Inc.	1,505	167,717

		11,075,383

Health Care Providers & Services (1.7%)
Aetna, Inc.	2,427	445,355
Alfresa Holdings Corp.	2,300	54,116
AmerisourceBergen Corp.	1,259	107,355
Anthem, Inc.	1,886	448,925
Cardinal Health, Inc.	58,609	2,861,876
Centene Corp.*	1,518	187,033
Cigna Corp.	1,800	305,910
CVS Health Corp.	32,280	2,077,218
DaVita, Inc.*	1,033	71,732
Envision Healthcare Corp.*	843	37,100
Express Scripts Holding Co.*	4,144	319,958
Fresenius Medical Care AG & Co. KGaA	2,416	243,713
Fresenius SE & Co. KGaA	4,471	359,221
HCA Healthcare, Inc.	2,059	211,253
Healthscope Ltd.	21,288	34,817
Henry Schein, Inc.*	1,109	80,558
Humana, Inc.	1,009	300,309
Laboratory Corp. of America Holdings*	744	133,570
McKesson Corp.	1,495	199,433
Mediclinic International plc	3,592	24,964
Medipal Holdings Corp.	2,100	42,260
NMC Health plc	1,134	53,608
Quest Diagnostics, Inc.	981	107,851
Ramsay Health Care Ltd.	1,640	65,515
Ryman Healthcare Ltd.	4,162	33,743
Sinopharm Group Co. Ltd., Class H	532,800	2,142,581
Sonic Healthcare Ltd.	4,495	81,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Suzuken Co. Ltd.	660	$27,958
UnitedHealth Group, Inc.	7,109	1,744,122
Universal Health Services, Inc., Class B	643	71,656

		12,875,310

Health Care Technology (0.0%)
Cerner Corp.*	2,340	139,909
M3, Inc.	2,400	95,705

		235,614

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	2,328	143,964
Eurofins Scientific SE	122	67,873
Illumina, Inc.*	1,078	301,075
IQVIA Holdings, Inc.*	1,197	119,485
Lonza Group AG (Registered)*	791	210,470
Mettler-Toledo International, Inc.*	188	108,782
PerkinElmer, Inc.	831	60,854
QIAGEN NV*	86,969	3,168,746
Thermo Fisher Scientific, Inc.	2,976	616,449
Waters Corp.*	581	112,476

		4,910,174

Pharmaceuticals (8.0%)
Allergan plc	46,221	7,705,964
Astellas Pharma, Inc.	21,400	326,465
AstraZeneca plc	13,791	956,081
Bayer AG (Registered)	53,646	5,910,820
Bristol-Myers Squibb Co.	12,070	667,954
Chugai Pharmaceutical Co. Ltd.	2,400	125,945
Daiichi Sankyo Co. Ltd.	6,000	229,617
Eisai Co. Ltd.	2,700	190,316
Eli Lilly & Co.	43,527	3,714,159
GlaxoSmithKline plc	169,905	3,430,303
H Lundbeck A/S	824	57,913
Hisamitsu Pharmaceutical Co., Inc.	700	59,116
Ipsen SA	396	62,130
Johnson & Johnson	19,843	2,407,750
Kyowa Hakko Kirin Co. Ltd.	3,000	60,507
Merck & Co., Inc.	19,903	1,208,112
Merck KGaA	41,076	4,011,130
Mitsubishi Tanabe Pharma Corp.	2,600	44,948
Mylan NV*	3,843	138,886
Nektar Therapeutics*	1,202	58,694
Novartis AG (Registered)	71,275	5,418,138
Novo Nordisk A/S, Class B	19,258	893,482
Ono Pharmaceutical Co. Ltd.	4,100	96,172
Orion OYJ, Class B	1,229	33,139
Otsuka Holdings Co. Ltd.	4,200	203,485
Perrigo Co. plc	918	66,931
Pfizer, Inc.	143,316	5,199,504
Recordati SpA	1,060	42,162
Roche Holding AG	27,300	6,079,991
Sanofi (x)	73,114	5,861,511
Santen Pharmaceutical Co. Ltd.	3,900	68,021
Shionogi & Co. Ltd.	3,100	159,347
Sumitomo Dainippon Pharma Co. Ltd.	1,500	31,771
Taisho Pharmaceutical Holdings Co. Ltd.	400	46,859
Takeda Pharmaceutical Co. Ltd. (x)	7,700	325,345
Teva Pharmaceutical Industries Ltd. (ADR)	218,479	5,313,409
UCB SA	1,392	109,466
Vifor Pharma AG	466	74,655
Zoetis, Inc.	3,562	303,447

		61,693,645

Total Health Care		110,387,291

Industrials (8.3%)
Aerospace & Defense (1.3%)
Airbus SE	6,309	738,681
Arconic, Inc.	3,395	57,749
BAE Systems plc	79,524	678,828
Boeing Co. (The)	4,051	1,359,151
Dassault Aviation SA	28	53,364
Elbit Systems Ltd.	292	34,267
General Dynamics Corp.	2,041	380,463
Harris Corp.	855	123,582
Huntington Ingalls Industries, Inc.	330	71,541
L3 Technologies, Inc.	579	111,353
Leonardo SpA	3,972	39,270
Lockheed Martin Corp.	1,838	543,000
Meggitt plc	8,013	52,167
MTU Aero Engines AG	585	112,449
Northrop Grumman Corp.	1,282	394,471
Raytheon Co.	2,125	410,508
Rockwell Collins, Inc.	1,250	168,350
Rolls-Royce Holdings plc*	232,121	3,027,267
Rolls-Royce plc (Preference) (q)(r)*	16,480,591	21,750
Safran SA	3,595	436,827
Singapore Technologies Engineering Ltd.	18,200	43,947
Textron, Inc.	1,918	126,415
Thales SA	1,159	149,357
TransDigm Group, Inc.	353	121,834
United Technologies Corp.	5,486	685,915

		9,942,506

Air Freight & Logistics (0.6%)
Bollore SA	10,301	47,926
CH Robinson Worldwide, Inc.	1,037	86,755
Deutsche Post AG (Registered)	10,560	344,925
Expeditors International of Washington, Inc.	1,314	96,053
FedEx Corp.	1,813	411,660
Royal Mail plc	9,547	63,679
SG Holdings Co. Ltd.	1,000	21,948
United Parcel Service, Inc., Class B	29,411	3,124,330
Yamato Holdings Co. Ltd.	3,400	100,236

		4,297,512

Airlines (0.1%)
Alaska Air Group, Inc.	916	55,317
American Airlines Group, Inc.	3,048	115,702
ANA Holdings, Inc.	1,400	51,453
Delta Air Lines, Inc.	4,774	236,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Lufthansa AG (Registered)	2,792	$67,166
easyJet plc	1,766	38,992
International Consolidated Airlines Group SA	7,576	66,549
Japan Airlines Co. Ltd.	1,330	47,186
Singapore Airlines Ltd.	6,000	47,075
Southwest Airlines Co.	3,946	200,772
United Continental Holdings, Inc.*	1,698	118,402

		1,045,119

Building Products (0.6%)
Allegion plc	694	53,688
AO Smith Corp.	1,094	64,710
Asahi Glass Co. Ltd.	2,200	85,743
Assa Abloy AB, Class B	10,906	232,445
Cie de Saint-Gobain	76,452	3,416,769
Daikin Industries Ltd.	2,700	323,615
Fortune Brands Home & Security, Inc.	1,059	56,858
Geberit AG (Registered)	403	173,319
Johnson Controls International plc	6,884	230,270
LIXIL Group Corp.	3,100	62,048
Masco Corp.	2,298	85,991
TOTO Ltd.	1,500	69,638

		4,855,094

Commercial Services & Supplies (0.2%)
Babcock International Group plc	3,318	35,811
Brambles Ltd.	16,298	107,105
Cintas Corp.	641	118,630
Copart, Inc.*	1,494	84,501
Dai Nippon Printing Co. Ltd.	2,600	58,216
Edenred	2,493	78,780
G4S plc	16,594	58,626
ISS A/S	1,819	62,525
Park24 Co. Ltd.	1,300	35,402
Republic Services, Inc.	1,671	114,230
Secom Co. Ltd.	2,200	169,041
Securitas AB, Class B (x)	3,631	59,775
Societe BIC SA	312	28,930
Sohgo Security Services Co. Ltd.	800	37,718
Stericycle, Inc.*	590	38,521
Toppan Printing Co. Ltd.	6,000	47,040
Waste Management, Inc.	2,913	236,943

		1,371,794

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,692	109,087
Bouygues SA	2,387	102,888
CIMIC Group Ltd.	1,159	36,281
Eiffage SA	855	93,037
Ferrovial SA	5,236	107,464
Fluor Corp.	1,128	55,024
HOCHTIEF AG	234	42,301
Jacobs Engineering Group, Inc.	896	56,887
JGC Corp.	2,200	44,372
Kajima Corp.	10,000	77,496
Obayashi Corp.	7,600	79,147
Quanta Services, Inc.*	1,020	34,068
Shimizu Corp.	6,000	62,268
Skanska AB, Class B	3,665	66,616
Taisei Corp.	2,400	132,449
Vinci SA	5,434	522,643

		1,622,028

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	20,110	440,864
AMETEK, Inc.	1,679	121,157
Eaton Corp. plc	3,216	240,364
Emerson Electric Co.	4,661	322,262
Fuji Electric Co. Ltd.	6,000	45,739
Legrand SA	2,869	210,741
Mabuchi Motor Co. Ltd.	500	23,800
Melrose Industries plc	53,166	149,243
Mitsubishi Electric Corp.	19,900	265,028
Nidec Corp. (x)	2,400	360,385
OSRAM Licht AG	1,119	45,737
Prysmian SpA	2,452	61,077
Rockwell Automation, Inc.	929	154,428
Schneider Electric SE	5,857	488,499
Siemens Gamesa Renewable Energy SA (x)	2,839	38,144
Vestas Wind Systems A/S	61,400	3,801,439

		6,768,907

Industrial Conglomerates (2.0%)
3M Co.	4,392	863,994
CK Hutchison Holdings Ltd.	425,424	4,511,481
DCC plc	951	86,538
General Electric Co.	64,255	874,511
Honeywell International, Inc.	5,526	796,020
Jardine Matheson Holdings Ltd.	2,400	152,640
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	2,100	76,661
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	300	10,944
Keihan Holdings Co. Ltd.	1,199	43,048
Keppel Corp. Ltd.	16,000	83,963
NWS Holdings Ltd.	15,730	27,227
Roper Technologies, Inc.	764	210,795
Seibu Holdings, Inc.	2,200	37,119
Sembcorp Industries Ltd. (x)	9,800	19,780
Siemens AG (Registered)	54,416	7,194,792
Smiths Group plc	4,520	101,290
Toshiba Corp.*	73,000	219,564

		15,310,367

Machinery (0.8%)
Alfa Laval AB	3,147	74,698
Alstom SA	1,648	75,750
Amada Holdings Co. Ltd.	4,100	39,439
ANDRITZ AG	706	37,480
Atlas Copco AB, Class A	7,174	208,890
Atlas Copco AB, Class B	4,172	109,299
Caterpillar, Inc.	4,423	600,068
CNH Industrial NV	11,505	122,210
Cummins, Inc.	1,125	149,625
Daifuku Co. Ltd.	1,100	48,236
Deere & Co.	2,388	333,842
Dover Corp.	1,155	84,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Epiroc AB, Class A*	7,174	$75,282
Epiroc AB, Class B*	4,172	38,195
FANUC Corp.	2,100	417,382
Flowserve Corp.	1,053	42,541
Fortive Corp.	2,283	176,042
GEA Group AG	1,777	59,952
Hino Motors Ltd.	2,800	29,918
Hitachi Construction Machinery Co. Ltd.	1,100	35,768
Hoshizaki Corp.	600	60,751
IHI Corp.	1,600	55,783
Illinois Tool Works, Inc.	2,256	312,546
Ingersoll-Rand plc	1,799	161,424
JTEKT Corp.	2,200	29,965
Kawasaki Heavy Industries Ltd.	1,600	47,184
KION Group AG	822	59,170
Komatsu Ltd.	9,900	283,279
Kone OYJ, Class B	3,741	190,739
Kubota Corp.	10,800	170,026
Kurita Water Industries Ltd.	1,100	31,396
Makita Corp.	2,400	107,628
MAN SE	401	45,401
Metso OYJ	1,041	34,890
Minebea Mitsumi, Inc.	3,800	64,320
Mitsubishi Heavy Industries Ltd.	3,300	120,149
Nabtesco Corp.	1,300	40,040
NGK Insulators Ltd.	3,000	53,462
NSK Ltd.	3,700	38,198
PACCAR, Inc.	2,619	162,273
Parker-Hannifin Corp.	963	150,084
Pentair plc	1,211	50,959
Sandvik AB	12,259	217,621
Schindler Holding AG	422	91,022
Schindler Holding AG (Registered)	225	47,440
SKF AB, Class B	4,250	79,100
SMC Corp.	600	220,187
Snap-on, Inc.	427	68,627
Stanley Black & Decker, Inc.	1,144	151,935
Sumitomo Heavy Industries Ltd.	1,200	40,537
THK Co. Ltd.	1,300	37,280
Volvo AB, Class B	17,074	272,978
Wartsila OYJ Abp	4,839	95,106
Weir Group plc (The)	2,627	69,340
Xylem, Inc.	1,341	90,357
Yangzijiang Shipbuilding Holdings Ltd.	23,335	15,500

		6,525,860

Marine (0.0%)
AP Moller – Maersk A/S, Class A	44	52,242
AP Moller – Maersk A/S, Class B	71	88,451
Kuehne + Nagel International AG (Registered)	554	83,466
Mitsui OSK Lines Ltd.	1,199	28,893
Nippon Yusen KK	1,700	33,765

		286,817

Professional Services (0.3%)
Adecco Group AG (Registered)	1,792	106,329
Bureau Veritas SA	2,816	75,176
Equifax, Inc.	893	111,723
Experian plc	10,016	247,783
IHS Markit Ltd.*	2,648	136,610
Intertek Group plc	1,760	132,769
Nielsen Holdings plc	2,486	76,892
Persol Holdings Co. Ltd.	2,000	44,637
Randstad NV	1,299	76,486
Recruit Holdings Co. Ltd.	12,000	332,314
RELX NV	10,495	223,857
RELX plc	11,540	247,105
Robert Half International, Inc.	927	60,348
SEEK Ltd.	3,740	60,365
SGS SA (Registered)	56	149,401
Teleperformance	650	114,847
Verisk Analytics, Inc.*	1,158	124,647
Wolters Kluwer NV	3,143	177,133

		2,498,422

Road & Rail (0.5%)
Aurizon Holdings Ltd.	21,415	68,623
Central Japan Railway Co.	1,600	331,807
ComfortDelGro Corp. Ltd.	21,000	36,220
CSX Corp.	6,476	413,039
DSV A/S	2,096	169,390
East Japan Railway Co.	3,397	325,693
Hankyu Hanshin Holdings, Inc.	2,400	96,572
JB Hunt Transport Services, Inc.	642	78,035
Kansas City Southern	729	77,245
Keikyu Corp.	2,499	40,990
Keio Corp.	1,100	53,254
Keisei Electric Railway Co. Ltd.	1,500	51,551
Kintetsu Group Holdings Co. Ltd.	1,700	69,403
Kyushu Railway Co.	1,900	58,176
MTR Corp. Ltd.	16,500	91,274
Nagoya Railroad Co. Ltd.	2,000	51,664
Nippon Express Co. Ltd.	800	58,095
Norfolk Southern Corp.	2,090	315,318
Odakyu Electric Railway Co. Ltd.	3,100	66,584
Tobu Railway Co. Ltd.	2,200	67,362
Tokyu Corp.	5,400	93,061
Union Pacific Corp.	5,738	812,961
West Japan Railway Co.	1,800	132,730

		3,559,047

Trading Companies & Distributors (0.7%)
AerCap Holdings NV*	1,534	83,066
Ashtead Group plc	5,138	154,129
Brenntag AG	1,770	98,638
Bunzl plc	3,602	109,098
Fastenal Co.	2,143	103,143
Ferguson plc	2,570	208,593
ITOCHU Corp.	15,400	279,235
Marubeni Corp.	17,000	129,763
MISUMI Group, Inc.	3,100	90,439
Mitsubishi Corp.	14,700	408,676
Mitsui & Co. Ltd.	18,200	303,703
Rexel SA	3,366	48,408
Sumitomo Corp.	12,300	202,195
Toyota Tsusho Corp.	2,200	73,721
Travis Perkins plc	138,238	2,595,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.*	599	$88,424
WW Grainger, Inc.	381	117,500

		5,093,935

Transportation Infrastructure (0.1%)
Aena SME SA (m)	739	134,197
Aeroports de Paris	344	77,814
Atlantia SpA	5,402	159,730
Auckland International Airport Ltd.	9,980	45,829
Fraport AG Frankfurt Airport Services Worldwide	426	41,102
Getlink	5,097	69,909
Japan Airport Terminal Co. Ltd.	600	28,126
Kamigumi Co. Ltd.	1,100	22,881
SATS Ltd.	7,400	27,156
Sydney Airport	11,619	61,566
Transurban Group	24,798	219,672

		887,982

Total Industrials		64,065,390

Information Technology (12.6%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	34,793	1,497,143
CommScope Holding Co., Inc.*	80,200	2,342,241
F5 Networks, Inc.*	433	74,671
Juniper Networks, Inc.	2,570	70,469
Motorola Solutions, Inc.	1,240	144,299
Nokia OYJ	61,269	352,741
Telefonaktiebolaget LM Ericsson, Class B	32,601	252,094

		4,733,658

Electronic Equipment, Instruments & Components (1.3%)
Alps Electric Co. Ltd.	2,200	56,552
Amphenol Corp., Class A	2,218	193,299
Corning, Inc.	6,143	168,994
FLIR Systems, Inc.	1,040	54,049
Hamamatsu Photonics KK	1,600	68,789
Hexagon AB, Class B	2,819	157,210
Hirose Electric Co. Ltd.	330	40,924
Hitachi High-Technologies Corp.	600	24,495
Hitachi Ltd.	53,400	376,981
Ingenico Group SA	707	63,574
IPG Photonics Corp.*	279	61,556
Keyence Corp.	1,080	610,259
Knowles Corp.*	199,090	3,046,077
Kyocera Corp.	3,400	191,842
Murata Manufacturing Co. Ltd.	2,000	336,359
Nippon Electric Glass Co. Ltd.	800	22,255
Omron Corp.	82,200	3,838,450
Shimadzu Corp.	2,400	72,619
TDK Corp.	1,400	143,142
TE Connectivity Ltd.	2,565	231,004
Venture Corp. Ltd.	3,000	39,281
Yaskawa Electric Corp.	2,600	91,939
Yokogawa Electric Corp.	2,400	42,748

		9,932,398

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	1,234	90,366
Alphabet, Inc., Class A*	6,819	7,699,947
Alphabet, Inc., Class C*	2,246	2,505,750
Auto Trader Group plc (m)	11,148	62,661
Delivery Hero AG (m)*	1,003	53,388
DeNA Co. Ltd. (x)	1,300	24,388
eBay, Inc.*	6,839	247,982
Facebook, Inc., Class A*	17,745	3,448,208
Kakaku.com, Inc.	1,400	31,638
Twitter, Inc.*	4,947	216,035
United Internet AG (Registered)	1,336	76,542
VeriSign, Inc.*	716	98,393
Yahoo Japan Corp. (x)	16,300	54,179

		14,609,477

IT Services (1.2%)
Accenture plc, Class A	4,758	778,361
Alliance Data Systems Corp.	360	83,952
Amadeus IT Group SA	4,709	371,744
Atos SE	990	135,208
Automatic Data Processing, Inc.	3,259	437,162
Broadridge Financial Solutions, Inc.	872	100,367
Capgemini SE	1,745	234,756
Cognizant Technology Solutions Corp., Class A	4,316	340,921
Computershare Ltd.	4,873	66,463
DXC Technology Co.	2,122	171,054
Fidelity National Information Services, Inc.	2,440	258,713
Fiserv, Inc.*	3,029	224,419
FleetCor Technologies, Inc.*	664	139,872
Fujitsu Ltd.	21,000	127,424
Gartner, Inc.*	674	89,575
Global Payments, Inc.	1,184	132,004
International Business Machines Corp.	6,316	882,346
Mastercard, Inc., Class A	6,783	1,332,996
Nomura Research Institute Ltd.	1,215	58,931
NTT Data Corp.	7,200	82,981
Obic Co. Ltd.	700	57,978
Otsuka Corp.	1,000	39,245
Paychex, Inc.	2,381	162,741
PayPal Holdings, Inc.*	8,257	687,560
Total System Services, Inc.	1,247	105,396
Visa, Inc., Class A	13,214	1,750,195
Western Union Co. (The)	3,463	70,403
Wirecard AG	1,321	212,810

		9,135,577

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc. (x)*	6,291	94,302
Analog Devices, Inc.	2,749	263,684
Applied Materials, Inc.	34,908	1,612,401
ASM Pacific Technology Ltd.	3,400	42,990
ASML Holding NV	4,469	885,647
Broadcom, Inc.	2,970	720,641
Disco Corp.	300	51,240
Infineon Technologies AG	12,389	315,834
Intel Corp.	34,475	1,713,751
KLA-Tencor Corp.	1,124	115,244
Lam Research Corp.	1,236	213,643
Microchip Technology, Inc. (x)	1,781	161,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Micron Technology, Inc.*	8,579	$449,883
NVIDIA Corp.	4,486	1,062,733
NXP Semiconductors NV*	3,750	409,763
Qorvo, Inc.*	902	72,313
QUALCOMM, Inc.	10,965	615,356
Renesas Electronics Corp.*	9,200	90,243
Rohm Co. Ltd.	1,000	83,999
Skyworks Solutions, Inc.	1,348	130,284
STMicroelectronics NV	7,251	161,818
SUMCO Corp.	2,600	52,533
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,345	2,498,692
Texas Instruments, Inc.	7,242	798,431
Tokyo Electron Ltd.	1,700	292,047
Xilinx, Inc.	1,872	122,167

		13,031,621

Software (3.0%)
Activision Blizzard, Inc.	5,695	434,642
Adobe Systems, Inc.*	3,643	888,200
ANSYS, Inc.*	602	104,856
Autodesk, Inc.*	1,632	213,939
CA, Inc.	2,273	81,032
Cadence Design Systems, Inc.*	2,092	90,605
Check Point Software Technologies Ltd.*	1,458	142,417
Citrix Systems, Inc.*	944	98,969
Dassault Systemes SE	1,413	198,012
Electronic Arts, Inc.*	2,252	317,577
Intuit, Inc.	1,808	369,383
Konami Holdings Corp.	1,000	50,942
LINE Corp. (x)*	800	33,347
Micro Focus International plc	4,836	84,470
Microsoft Corp.	99,721	9,833,487
Nexon Co. Ltd.*	4,800	69,757
Nice Ltd.*	690	71,221
Nintendo Co. Ltd.	1,200	392,359
Oracle Corp.	176,654	7,783,375
Oracle Corp. Japan	400	32,697
Red Hat, Inc.*	1,318	177,100
Sage Group plc (The)	12,162	100,895
salesforce.com, Inc.*	5,250	716,100
SAP SE	10,715	1,238,159
Symantec Corp.	4,618	95,362
Synopsys, Inc.*	1,064	91,046
Take-Two Interactive Software, Inc.*	816	96,582
Temenos Group AG (Registered)*	657	99,515
Trend Micro, Inc.	1,300	74,209
Ubisoft Entertainment SA*	853	93,617

		24,073,872

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	58,053	10,746,190
Brother Industries Ltd.	2,300	45,454
Canon, Inc.	10,900	357,476
Catcher Technology Co. Ltd.	174,000	1,946,111
FUJIFILM Holdings Corp.	4,200	164,108
Hewlett Packard Enterprise Co.	11,250	164,363
HP, Inc.	12,203	276,886
Konica Minolta, Inc.	163,300	1,517,732
NEC Corp.	3,000	82,374
NetApp, Inc.	1,937	152,113
Ricoh Co. Ltd.	7,100	65,155
Samsung Electronics Co. Ltd. (GDR) (m)	6,427	6,716,214
Seagate Technology plc	2,107	118,982
Seiko Epson Corp.	3,200	55,667
Western Digital Corp.	2,263	175,179
Xerox Corp.	1,540	36,960

		22,620,964

Total Information Technology		98,137,567

Materials (5.5%)
Chemicals (2.6%)
Air Liquide SA	4,673	587,733
Air Products & Chemicals, Inc.	1,626	253,217
Air Water, Inc.	1,600	29,394
Akzo Nobel NV	46,911	4,016,664
Albemarle Corp.	810	76,407
Arkema SA	747	88,456
Asahi Kasei Corp.	13,600	172,956
BASF SE	10,009	957,406
CF Industries Holdings, Inc.	1,799	79,876
Chr Hansen Holding A/S	1,132	104,578
Clariant AG (Registered)*	2,171	52,220
Covestro AG (m)	2,097	187,143
Croda International plc	1,432	90,752
Daicel Corp.	3,300	36,542
DowDuPont, Inc.	17,169	1,131,780
Eastman Chemical Co.	1,050	104,958
Ecolab, Inc.	1,904	267,188
EMS-Chemie Holding AG (Registered)	88	56,561
Evonik Industries AG	1,893	64,838
FMC Corp.	973	86,801
Frutarom Industries Ltd.	475	46,549
FUCHS PETROLUB SE (Preference) (q)	776	38,278
Givaudan SA (Registered)	102	231,954
Hitachi Chemical Co. Ltd.	1,000	20,187
Incitec Pivot Ltd.	17,447	46,869
International Flavors & Fragrances, Inc.	592	73,384
Israel Chemicals Ltd.	6,622	30,230
Johnson Matthey plc	2,226	106,318
JSR Corp.	2,000	34,069
K+S AG (Registered)	2,252	55,622
Kaneka Corp.	3,000	26,907
Kansai Paint Co. Ltd.	2,200	45,743
Koninklijke DSM NV	1,924	193,498
Kuraray Co. Ltd.	3,500	48,241
LANXESS AG	948	73,953
Linde AG	2,017	481,455
LyondellBasell Industries NV, Class A	24,844	2,729,113
Mitsubishi Chemical Holdings Corp.	14,000	117,270
Mitsubishi Gas Chemical Co., Inc.	2,000	45,342
Mitsui Chemicals, Inc.	2,000	53,290
Mosaic Co. (The)	2,610	73,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Paint Holdings Co. Ltd. (x)	1,500	$64,625
Nissan Chemical Corp.	1,400	65,375
Nitto Denko Corp.	1,700	128,719
Novozymes A/S, Class B	63,410	3,217,237
Orica Ltd.	3,883	51,007
PPG Industries, Inc.	1,845	191,382
Praxair, Inc.	2,135	337,650
Sherwin-Williams Co. (The)	612	249,433
Shin-Etsu Chemical Co. Ltd.	4,000	356,700
Sika AG (Registered)	1,380	191,469
Solvay SA	824	104,069
Sumitomo Chemical Co. Ltd.	16,000	90,756
Symrise AG	1,359	119,187
Taiyo Nippon Sanso Corp.	1,300	18,646
Teijin Ltd.	2,000	36,707
Toray Industries, Inc.	15,200	119,991
Tosoh Corp.	2,800	43,423
Umicore SA	2,226	127,767
Yara International ASA	63,613	2,640,014

		21,171,110

Construction Materials (1.1%)
Boral Ltd.	12,310	59,488
CRH plc	110,150	3,904,018
Fletcher Building Ltd.	10,815	50,909
HeidelbergCement AG	20,830	1,753,366
Imerys SA	389	31,458
James Hardie Industries plc (CHDI)	4,792	80,431
LafargeHolcim Ltd. (Registered)*	5,294	258,632
Martin Marietta Materials, Inc.	471	105,188
Taiheiyo Cement Corp.	59,300	1,952,296
Vulcan Materials Co.	962	124,156

		8,319,942

Containers & Packaging (0.1%)
Amcor Ltd. (x)	12,627	134,656
Avery Dennison Corp.	641	65,446
Ball Corp.	2,579	91,683
International Paper Co.	3,082	160,510
Packaging Corp. of America	692	77,359
Sealed Air Corp.	1,227	52,086
Smurfit Kappa Group plc	2,457	99,564
Toyo Seikan Group Holdings Ltd.	1,600	28,123
WestRock Co.	1,885	107,483

		816,910

Metals & Mining (1.6%)
Alumina Ltd.	28,389	58,826
Anglo American plc	11,486	256,909
Antofagasta plc	4,570	59,709
ArcelorMittal	7,233	212,097
Barrick Gold Corp.	99,080	1,300,920
BHP Billiton Ltd.	34,959	877,299
BHP Billiton plc	22,987	517,551
BlueScope Steel Ltd.	6,026	76,972
Boliden AB*	2,969	96,329
Fortescue Metals Group Ltd.	16,796	54,567
Freeport-McMoRan, Inc.	10,050	173,463
Fresnillo plc	2,527	38,136
Glencore plc*	125,815	601,081
Hitachi Metals Ltd.	2,300	23,890
JFE Holdings, Inc.	5,400	102,230
Kobe Steel Ltd.	3,900	35,719
Maruichi Steel Tube Ltd.	600	20,350
Mitsubishi Materials Corp.	1,200	33,004
Newcrest Mining Ltd.	8,626	139,164
Newmont Mining Corp.	4,052	152,801
Nippon Steel & Sumitomo Metal Corp.	8,505	167,119
Norsk Hydro ASA	14,585	87,374
Nucor Corp.	2,359	147,438
Randgold Resources Ltd.	999	76,733
Rio Tinto Ltd.	4,496	277,627
Rio Tinto plc	13,102	726,410
South32 Ltd.	55,902	149,347
Sumitomo Metal Mining Co. Ltd.	58,699	2,246,906
thyssenkrupp AG	4,502	109,460
voestalpine AG	1,199	55,238
Wheaton Precious Metals Corp.	151,048	3,334,280

		12,208,949

Paper & Forest Products (0.1%)
Mondi plc	3,936	106,540
Oji Holdings Corp.	9,000	55,846
Stora Enso OYJ, Class R	5,987	117,180
UPM-Kymmene OYJ	5,785	206,860

		486,426

Total Materials		43,003,337

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	770	97,151
American Tower Corp. (REIT)	3,260	469,994
Apartment Investment & Management Co. (REIT), Class A	1,138	48,137
Ascendas REIT (REIT)	26,617	51,573
AvalonBay Communities, Inc. (REIT)	1,031	177,219
Boston Properties, Inc. (REIT)	1,174	147,243
British Land Co. plc (The) (REIT)	9,832	87,223
CapitaLand Commercial Trust (REIT)	27,516	33,524
CapitaLand Mall Trust (REIT)	28,500	43,299
Covivio (REIT)	363	37,771
Crown Castle International Corp. (REIT)	3,060	329,929
Daiwa House REIT Investment Corp. (REIT)	17	40,368
Dexus (REIT)	10,547	75,790
Digital Realty Trust, Inc. (REIT)	1,528	170,494
Duke Realty Corp. (REIT)	2,751	79,862
Equinix, Inc. (REIT)	583	250,626
Equity Residential (REIT)	2,744	174,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Essex Property Trust, Inc. (REIT)	494	$118,101
Extra Space Storage, Inc. (REIT)	899	89,729
Federal Realty Investment Trust (REIT)	538	68,084
Gecina SA (REIT)	493	82,501
GGP, Inc. (REIT)	4,744	96,920
Goodman Group (REIT)	17,670	125,798
GPT Group (The) (REIT)	20,589	77,099
Hammerson plc (REIT)	8,475	58,452
HCP, Inc. (REIT)	3,458	89,286
Host Hotels & Resorts, Inc. (REIT)	5,535	116,622
Icade (REIT)	390	36,572
Iron Mountain, Inc. (REIT)	2,179	76,287
Japan Prime Realty Investment Corp. (REIT)	9	32,719
Japan Real Estate Investment Corp. (REIT)	15	79,393
Japan Retail Fund Investment Corp. (REIT)	29	52,282
Kimco Realty Corp. (REIT)	3,156	53,620
Klepierre SA (REIT)	2,228	83,910
Land Securities Group plc (REIT)	7,955	100,461
Link REIT (REIT)	23,500	214,614
Macerich Co. (The) (REIT)	780	44,327
Mid-America Apartment Communities, Inc. (REIT)	875	88,086
Mirvac Group (REIT)	39,691	63,740
Nippon Building Fund, Inc. (REIT)	15	86,574
Nippon Prologis REIT, Inc. (REIT)	20	41,512
Nomura Real Estate Master Fund, Inc. (REIT)	44	62,116
Prologis, Inc. (REIT)	3,894	255,797
Public Storage (REIT)	1,116	253,176
Realty Income Corp. (REIT)	2,121	114,089
Regency Centers Corp. (REIT)	1,110	68,909
SBA Communications Corp. (REIT)*	843	139,196
Scentre Group (REIT)	59,322	192,726
Segro plc (REIT)	10,935	96,604
Simon Property Group, Inc. (REIT)	20,184	3,435,115
SL Green Realty Corp. (REIT)	654	65,747
Stockland (REIT)	26,267	77,172
Suntec REIT (REIT)	26,800	34,029
UDR, Inc. (REIT)	2,025	76,019
Unibail-Rodamco-Westfield (REIT)	1,499	330,063
United Urban Investment Corp. (REIT)	27	41,921
Ventas, Inc. (REIT)	2,628	149,665
Vicinity Centres (REIT)	35,879	68,770
Vornado Realty Trust (REIT)	1,270	93,878
Welltower, Inc. (REIT)	2,764	173,275
Weyerhaeuser Co. (REIT)	5,628	205,197

		10,225,121

Real Estate Management & Development (1.5%)
Aeon Mall Co. Ltd.	1,070	19,232
Azrieli Group Ltd.	437	21,669
CapitaLand Ltd.	29,000	67,259
CBRE Group, Inc., Class A*	2,317	110,614
City Developments Ltd.	4,500	36,099
CK Asset Holdings Ltd.	171,424	1,361,236
Daito Trust Construction Co. Ltd.	800	130,136
Daiwa House Industry Co. Ltd.	6,000	204,634
Deutsche Wohnen SE	3,944	190,680
Hang Lung Group Ltd.	11,000	30,845
Hang Lung Properties Ltd.	22,000	45,371
Henderson Land Development Co. Ltd.	14,823	78,408
Hongkong Land Holdings Ltd.	13,500	97,200
Hulic Co. Ltd.	3,200	34,192
Hysan Development Co. Ltd.	7,000	39,079
Jones Lang LaSalle, Inc.	21,960	3,645,140
Kerry Properties Ltd.	7,000	33,503
LendLease Group	6,301	92,375
Mitsubishi Estate Co. Ltd.	12,900	225,690
Mitsui Fudosan Co. Ltd.	166,800	4,028,571
New World Development Co. Ltd.	66,127	93,051
Nomura Real Estate Holdings, Inc.	1,300	28,861
Sino Land Co. Ltd.	34,997	56,919
Sumitomo Realty & Development Co. Ltd.	4,000	147,731
Sun Hung Kai Properties Ltd.	17,000	256,551
Swire Pacific Ltd., Class A	5,500	58,256
Swire Properties Ltd.	13,000	48,052
Swiss Prime Site AG (Registered)*	725	66,731
Tokyo Tatemono Co. Ltd.	2,200	30,224
Tokyu Fudosan Holdings Corp.	5,700	40,260
UOL Group Ltd.	5,176	28,948
Vonovia SE	5,377	255,943
Wharf Holdings Ltd. (The)	14,400	46,253
Wharf Real Estate Investment Co. Ltd.	12,400	88,271
Wheelock & Co. Ltd.	9,000	62,691

		11,800,675

Total Real Estate		22,025,796

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	53,747	1,725,816
Bezeq The Israeli Telecommunication Corp. Ltd.	20,150	22,671
BT Group plc	89,994	258,680
CenturyLink, Inc.	7,084	132,046
China Telecom Corp. Ltd. (ADR)	44,300	2,056,849
Deutsche Telekom AG (Registered)*	36,503	565,676
Elisa OYJ	1,616	74,864
HKT Trust & HKT Ltd.	45,414	58,000
Iliad SA (x)	307	48,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke KPN NV	37,929	$103,204
Nippon Telegraph & Telephone Corp.	7,556	343,693
Orange SA	21,477	359,785
PCCW Ltd.	46,000	25,915
Proximus SADP	1,648	37,163
Singapore Telecommunications Ltd.	1,617,750	3,657,006
Spark New Zealand Ltd.	20,542	51,896
Swisscom AG (Registered)	286	127,997
Telecom Italia SpA*	124,316	92,535
Telecom Italia SpA (RNC)	60,987	39,855
Telefonica Deutschland Holding AG	8,444	33,290
Telefonica SA	239,592	2,036,632
Telenor ASA	8,185	167,984
Telia Co. AB	29,787	136,219
Telstra Corp. Ltd.	46,365	89,899
TPG Telecom Ltd. (x)	3,744	14,325
Verizon Communications, Inc.	30,568	1,537,876

		13,798,401

Wireless Telecommunication Services (2.2%)
1&1 Drillisch AG	597	33,994
Bharti Airtel Ltd.	438,994	2,447,256
China Mobile Ltd.	424,500	3,771,241
KDDI Corp.	19,700	539,319
Millicom International Cellular SA (SDR)	740	43,706
NTT DOCOMO, Inc.	14,700	374,753
SoftBank Group Corp.	51,200	3,687,103
Tele2 AB, Class B	4,200	49,377
Vodafone Group plc	2,615,006	6,343,911

		17,290,660

Total Telecommunication Services		31,089,061

Utilities (2.5%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,678	71,013
American Electric Power Co., Inc.	3,663	253,663
AusNet Services	19,264	22,881
Chubu Electric Power Co., Inc.	6,600	99,016
Chugoku Electric Power Co., Inc. (The)	3,000	38,802
CK Infrastructure Holdings Ltd.	6,500	48,177
CLP Holdings Ltd.	17,500	188,481
Duke Energy Corp.	5,205	411,611
Edison International	2,423	153,303
EDP – Energias de Portugal SA	27,565	109,447
Electricite de France SA	6,147	84,562
Endesa SA	3,474	76,656
Enel SpA	88,758	493,071
Entergy Corp.	1,335	107,855
Evergy, Inc.	2,022	113,535
Eversource Energy	2,349	137,675
Exelon Corp.	7,139	304,121
FirstEnergy Corp.	3,322	119,293
Fortum OYJ	4,843	115,602
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	34,000	32,416
Iberdrola SA	63,220	489,039
Kansai Electric Power Co., Inc. (The)	7,900	115,309
Kyushu Electric Power Co., Inc.	4,400	49,121
NextEra Energy, Inc.	3,496	583,936
Orsted A/S (m)	2,129	128,809
PG&E Corp.	3,813	162,281
Pinnacle West Capital Corp.	842	67,832
Power Assets Holdings Ltd.	15,500	108,363
PPL Corp.	5,288	150,972
Red Electrica Corp. SA	4,720	96,130
Southern Co. (The)	7,461	345,519
SSE plc	11,221	200,661
Terna Rete Elettrica Nazionale SpA	14,875	80,463
Tohoku Electric Power Co., Inc.	4,600	56,215
Tokyo Electric Power Co. Holdings, Inc.*	15,800	73,638
Xcel Energy, Inc.	3,796	173,401

		5,862,869

Gas Utilities (0.1%)
APA Group	12,869	93,808
Gas Natural SDG SA	3,748	99,268
Hong Kong & China Gas Co. Ltd.	103,244	197,656
Osaka Gas Co. Ltd.	4,200	86,967
Toho Gas Co. Ltd.	700	24,247
Tokyo Gas Co. Ltd.	4,300	114,204

		616,150

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,627	62,048
Electric Power Development Co. Ltd.	1,600	41,331
Meridian Energy Ltd.	12,587	26,599
NRG Energy, Inc.	2,246	68,952
Uniper SE	2,265	67,555

		266,485

Multi-Utilities (1.6%)
AGL Energy Ltd.	6,721	111,813
Ameren Corp.	1,789	108,861
CenterPoint Energy, Inc.	3,140	87,009
Centrica plc	63,703	132,540
CMS Energy Corp.	2,060	97,397
Consolidated Edison, Inc.	2,314	180,446
Dominion Energy, Inc.	4,828	329,173
DTE Energy Co.	1,331	137,932
E.ON SE	204,072	2,181,538
Engie SA	19,538	299,580
Innogy SE (m)	63,941	2,739,653
National Grid plc	36,933	408,656
NiSource, Inc.	2,537	66,672
Public Service Enterprise Group, Inc.	3,768	204,000
RWE AG	5,816	132,612
SCANA Corp.	979	37,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	1,984	$230,362
Suez	3,905	50,642
Veolia Environnement SA	215,212	4,606,779
WEC Energy Group, Inc.	2,341	151,346

		12,294,722

Water Utilities (0.0%)
American Water Works Co., Inc.	1,329	113,469
Severn Trent plc	2,608	68,133
United Utilities Group plc	7,822	78,786

		260,388

Total Utilities		19,300,614

Total Common Stocks (89.3%) (Cost $496,871,227)		692,801,721

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/6/18*	14,074	7,989

Total Energy		7,989

Financials (0.0%)
Banks (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18*	157,115	—

Total Financials		—

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/18*	2,692	2,773

Total Industrials		2,773

Total Rights (0.0%) (Cost $10,735)		10,762

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	12,566,149	12,568,663

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $2,040,001. (xx)	$1,999,999	1,999,999
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $400,066, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $408,000. (xx)	400,000	400,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,000,848, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,108,575. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $306,001. (xx)	300,000	300,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $500,091, collateralized by various Common Stocks; total market value $556,098. (xx)	500,000	500,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,608,182, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,640,170. (xx)	1,607,902	1,607,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $173,329, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $176,846. (xx)	$173,300	$173,300
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,400,243, collateralized by various Common Stocks; total market value $1,558,048. (xx)	1,400,000	1,400,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,300,225, collateralized by various Common Stocks; total market value $1,446,759. (xx)	1,300,000	1,300,000

Total Repurchase Agreements		10,081,201

Total Short-Term Investments (2.9%) (Cost $22,647,994)		22,649,864

Total Investments in Securities (92.2%) (Cost $519,529,956)		715,462,347
Other Assets Less Liabilities (7.8%)		60,431,253

Net Assets (100%)		$775,893,600

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $10,599,657 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $9,983,055. This was secured by cash collateral of $10,081,201 which was subsequently invested in joint repurchase agreements with a total value of $10,081,201, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $530,577 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 7/12/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
TWD	— New Taiwan Dollar
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Canada	1.0
Chile	0.0	#
China	1.4
Colombia	0.0	#
Denmark	1.2
Finland	0.2
France	5.3
Germany	4.6
Hong Kong	1.4
India	0.3
Ireland	0.8
Israel	0.8
Italy	0.8
Japan	8.5
Jersey	0.0	#
Luxembourg	1.1
Macau	0.0	#
Malta	0.0	#
Mexico	0.0	#
Netherlands	4.1
New Zealand	0.0	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Norway	0.5%
Portugal	0.0	#
Singapore	0.7
South Africa	0.0	#
South Korea	1.5
Spain	0.8
Sweden	0.6
Switzerland	3.3
Taiwan	0.6
Thailand	0.4
United Arab Emirates	0.0	#
United Kingdom	8.2
United States	42.2
Cash and Other	7.8

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	20,996	647,669	—	(24,136)	3,275	(111,539)	515,269	27,344	—
BlackRock, Inc.	908	492,648	—	(27,188)	16,849	(29,181)	453,128	5,288	—
PNC Financial Services Group, Inc. (The)	3,466	532,863	—	(34,842)	26,085	(55,849)	468,257	5,396	—

Total		1,673,180	—	(86,166)	46,209	(196,569)	1,436,654	38,028	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	334	9/2018	EUR	13,226,433	(293,315)
FTSE 100 Index	82	9/2018	GBP	8,226,305	(52,453)
S&P 500 E-Mini Index	266	9/2018	USD	36,197,280	(770,891)
SPI 200 Index	28	9/2018	AUD	3,184,879	36,501
TOPIX Index	52	9/2018	JPY	8,127,715	(203,875)

					(1,284,033)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	355,574	USD	271,895	Citibank NA	9/21/2018	(8,688)
EUR	811,326	USD	966,922	HSBC Bank plc	9/21/2018	(13,602)
GBP	439,345	USD	592,329	Citibank NA	9/21/2018	(10,395)
JPY	67,848,172	USD	621,184	Citibank NA	9/21/2018	(4,856)

Net unrealized depreciation						(37,541)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 2,970,114, CHF 13,604, DKK 9,668, EUR 11,880,862, GBP 7,528,521, HKD 13,148, ILS 1,579, INR 38,039, JPY 7,482,091, KRW 2, NOK 2,978, NZD 8,197, SEK 1,046, and TWD 1.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$41,752,746	$35,683,548	$—		$77,436,294
Consumer Staples	21,748,689	23,264,263	—		45,012,952
Energy	20,667,837	42,138,282	—		62,806,119
Financials	46,984,191	72,553,109	—	(a)	119,537,300
Health Care	63,869,374	46,517,917	—		110,387,291
Industrials	19,176,801	44,866,839	21,750		64,065,390
Information Technology	74,199,135	23,938,432	—		98,137,567
Materials	11,547,213	31,456,124	—		43,003,337
Real Estate	11,669,499	10,356,297	—		22,025,796
Telecommunication Services	5,452,587	25,636,474	—		31,089,061
Utilities	5,031,388	14,269,226	—		19,300,614
Futures	36,501	—	—		36,501
Rights
Energy	—	7,989	—		7,989
Financials	—	— (a)	—		— (a)
Industrials	—	2,773	—		2,773
Short-Term Investments
Investment Company	12,568,663	—	—		12,568,663
Repurchase Agreements	—	10,081,201	—		10,081,201

Total Assets	$334,704,624	$380,772,474	$21,750		$715,498,848

Liabilities:
Forward Currency Contracts	$—	$(37,541)	$—		$(37,541)
Futures	(1,320,534)	—	—		(1,320,534)

Total Liabilities	$(1,320,534)	$(37,541)	$—		$(1,358,075)

Total	$333,384,090	$380,734,933	$21,750		$714,140,773

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$36,501	*

Total		$36,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(37,541)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,320,534)*

Total		$(1,358,075)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$69,952	$69,952
Equity contracts	495,957	—	495,957

Total	$495,957	$69,952	$565,909

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(77,175)	$(77,175)
Equity contracts	(1,815,910)	—	(1,815,910)

Total	$(1,815,910)	$(77,175)	$(1,893,085)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,525,000 and futures contracts with an average notional balance of approximately $73,651,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA.	$23,939	$—	$—	$23,939
HSBC Bank plc	13,602	—	—	13,602

Total	$37,541	$—	$—	$37,541

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,872,094
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$107,582,065

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,667,403
Aggregate gross unrealized depreciation	(45,182,524)

Net unrealized appreciation	$190,484,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$523,655,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $839,033)	$1,436,654
Unaffiliated Issuers (Cost $508,609,722)	703,944,492
Repurchase Agreements (Cost $10,081,201)	10,081,201
Cash	36,055,679
Foreign cash (Cost $30,890,507)	29,949,850
Cash held as collateral at broker	3,122,360
Dividends, interest and other receivables	1,750,278
Receivable for securities sold	1,481,428
Due from broker for futures variation margin	251,460
Due from Custodian	117,163
Securities lending income receivable	21,120
Receivable from Separate Accounts for Portfolio shares sold	15,103
Other assets	20,676

Total assets	788,247,464

LIABILITIES
Payable for return of collateral on securities loaned	10,081,201
Payable for securities purchased	863,497
Payable to Separate Accounts for Portfolio shares redeemed	625,516
Investment management fees payable	454,698
Administrative fees payable	79,002
Distribution fees payable – Class IB	72,368
Unrealized depreciation on forward foreign currency contracts	37,541
Distribution fees payable – Class IA	621
Trustees’ fees payable	76
Accrued expenses	139,344

Total liabilities	12,353,864

NET ASSETS	$775,893,600

Net assets were comprised of:
Paid in capital	$540,269,613
Accumulated undistributed net investment income (loss)	6,484,306
Accumulated undistributed net realized gain (loss)	35,491,380
Net unrealized appreciation (depreciation)	193,648,301

Net assets	$775,893,600

Class IA
Net asset value, offering and redemption price per share, $2,964,541 / 215,095 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.78

Class IB
Net asset value, offering and redemption price per share, $346,051,206 / 25,104,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.78

Class K
Net asset value, offering and redemption price per share, $426,877,853 / 30,936,123 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.80

(x)	Includes value of securities on loan of $9,983,055.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($38,028 of dividend income received from affiliates) (net of $883,093 foreign withholding tax)	$11,734,061
Interest	162,807
Securities lending (net)	117,892

Total income	12,014,760

EXPENSES
Investment management fees	2,833,132
Administrative fees	489,356
Distribution fees – Class IB	449,330
Custodian fees	78,849
Professional fees	39,707
Printing and mailing expenses	30,367
Trustees’ fees	9,039
Distribution fees – Class IA	3,874
Miscellaneous	39,381

Total expenses	3,973,035

NET INVESTMENT INCOME (LOSS)	8,041,725

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($46,209 of realized gain (loss) from affiliates)	42,878,687
Futures contracts	495,957
Forward foreign currency contracts	69,952
Foreign currency transactions	202,798

Net realized gain (loss)	43,647,394

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(196,569) of change in unrealized appreciation (depreciation) from affiliates)	(60,197,257)
Futures contracts	(1,815,910)
Forward foreign currency contracts	(77,175)
Foreign currency translations	(652,248)

Net change in unrealized appreciation (depreciation)	(62,742,590)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,095,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,053,471)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,041,725	$11,635,896
Net realized gain (loss)	43,647,394	39,984,930
Net change in unrealized appreciation (depreciation)	(62,742,590)	106,557,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,053,471)	158,178,513

DIVIDENDS:
Dividends from net investment income
Class IA	—	(43,427)
Class IB	—	(4,901,302)
Class K	—	(7,280,315)

TOTAL DIVIDENDS	—	(12,225,044)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,242 and 7,112 shares, respectively ]	30,625	93,661
Capital shares issued in reinvestment of dividends [ 0 and 3,144 shares, respectively ]	—	43,427
Capital shares repurchased [ (20,396) and (34,024) shares, respectively ]	(288,252)	(435,596)

Total Class IA transactions	(257,627)	(298,508)

Class IB
Capital shares sold [ 706,094 and 1,775,843 shares, respectively ]	9,993,299	22,982,353
Capital shares issued in reinvestment of dividends [ 0 and 354,791 shares, respectively ]	—	4,901,302
Capital shares repurchased [ (2,061,772) and (3,691,082) shares, respectively ]	(29,022,707)	(47,939,491)

Total Class IB transactions	(19,029,408)	(20,055,836)

Class K
Capital shares sold [ 110,063 and 484,116 shares, respectively ]	1,547,801	6,289,359
Capital shares issued in reinvestment of dividends [ 0 and 527,175 shares, respectively ]	—	7,280,315
Capital shares repurchased [ (2,668,370) and (5,077,887) shares, respectively ]	(37,450,957)	(66,781,869)

Total Class K transactions	(35,903,156)	(53,212,195)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,190,191)	(73,566,539)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,243,662)	72,386,930
NET ASSETS:
Beginning of period	842,137,262	769,750,332

End of period (a)	$775,893,600	$842,137,262

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,484,306	$(1,557,419)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.99	$11.69	$11.18	$11.49	$11.52	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.17	0.16	0.12	0.17	0.08
Net realized and unrealized gain (loss)	(0.34)	2.32	0.43	(0.43)	(0.04)	2.37

Total from investment operations	(0.21)	2.49	0.59	(0.31)	0.13	2.45

Less distributions:
Dividends from net investment income	—	(0.19)	(0.08)	— #	(0.16)	(0.08)

Net asset value, end of period	$13.78	$13.99	$11.69	$11.18	$11.49	$11.52

Total return (b)	(1.50)%	21.30%	5.26%	(2.68)%	1.16%	26.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,965	$3,263	$3,005	$3,279	$3,814	$3,628
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%	1.13%	1.13%	1.12%	1.13%	1.16%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.12%	1.13%	1.16%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.12%	1.13%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.85%	1.27%	1.48%	1.04%	1.44%	0.77%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.85%	1.27%	1.48%	1.04%	1.44%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.85%	1.27%	1.47%	1.04%	1.44%	0.77%
Portfolio turnover rate (z)^	9%	10%	13%	13%	15%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.99	$11.69	$11.18	$11.49	$11.53	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.17	0.16	0.12	0.17	0.08
Net realized and unrealized gain (loss)	(0.34)	2.32	0.43	(0.43)	(0.05)	2.38

Total from investment operations	(0.21)	2.49	0.59	(0.31)	0.12	2.46

Less distributions:
Dividends from net investment income	—	(0.19)	(0.08)	— #	(0.16)	(0.08)

Net asset value, end of period	$13.78	$13.99	$11.69	$11.18	$11.49	$11.53

Total return (b)	(1.50)%	21.30%	5.26%	(2.68)%	1.07%	26.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$346,051	$370,269	$327,678	$348,348	$369,694	$355,915
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%	1.13%	1.13%	1.12%	1.13%	1.16%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.12%	1.13%	1.16%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.13%	1.12%	1.13%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.85%	1.28%	1.48%	1.04%	1.44%	0.74%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.85%	1.28%	1.48%	1.04%	1.44%	0.74%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.85%	1.28%	1.47%	1.04%	1.44%	0.74%
Portfolio turnover rate (z)^	9%	10%	13%	13%	15%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.99	$11.69	$11.18	$11.48	$11.52	$9.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.20	0.19	0.15	0.20	0.11
Net realized and unrealized gain (loss)	(0.34)	2.32	0.43	(0.42)	(0.05)	2.38

Total from investment operations	(0.19)	2.52	0.62	(0.27)	0.15	2.49

Less distributions:
Dividends from net investment income	—	(0.22)	(0.11)	(0.03)	(0.19)	(0.11)

Net asset value, end of period	$13.80	$13.99	$11.69	$11.18	$11.48	$11.52

Total return (b)	(1.36)%	21.58%	5.53%	(2.35)%	1.34%	27.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$426,878	$468,605	$439,067	$449,565	$514,637	$537,011
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.87%	0.88%	0.91%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.88%	0.87%	0.88%	0.91%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.88%	0.87%	0.88%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.10%	1.54%	1.72%	1.29%	1.69%	1.03%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.10%	1.54%	1.72%	1.29%	1.69%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.10%	1.54%	1.71%	1.29%	1.69%	1.03%
Portfolio turnover rate (z)^	9%	10%	13%	13%	15%	13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	23.4%
Health Care	12.7
Financials	12.5
Consumer Discretionary	11.7
Industrials	8.6
Consumer Staples	6.2
Energy	5.7
Investment Company	4.5
Utilities	2.7
Real Estate	2.6
Materials	2.4
Telecommunication Services	1.8
Repurchase Agreements	0.2
Cash and Other	5.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,018.01	$4.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.06
Class K
Actual	1,000.00	1,019.55	2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.81

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.2%)
Aptiv plc	90,224	$8,267,226
BorgWarner, Inc.	68,809	2,969,796
Goodyear Tire & Rubber Co. (The)	80,659	1,878,548

		13,115,570

Automobiles (0.4%)
Ford Motor Co.	1,341,644	14,851,999
General Motors Co.	433,528	17,081,004
Harley-Davidson, Inc.	53,780	2,263,062

		34,196,065

Distributors (0.1%)
Genuine Parts Co.	50,336	4,620,342
LKQ Corp.*	106,178	3,387,078

		8,007,420

Diversified Consumer Services (0.0%)
H&R Block, Inc.	67,236	1,531,636

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	139,085	7,970,961
Chipotle Mexican Grill, Inc.*	8,336	3,595,900
Darden Restaurants, Inc.	41,730	4,467,614
Hilton Worldwide Holdings, Inc.	93,469	7,399,006
Marriott International, Inc., Class A	100,578	12,733,175
McDonald’s Corp.	268,448	42,063,118
MGM Resorts International	172,407	5,004,975
Norwegian Cruise Line Holdings Ltd.*	69,740	3,295,215
Royal Caribbean Cruises Ltd.	57,515	5,958,554
Starbucks Corp.	471,466	23,031,114
Wynn Resorts Ltd.	28,904	4,836,795
Yum! Brands, Inc.	110,401	8,635,566

		128,991,993

Household Durables (0.3%)
DR Horton, Inc.	118,219	4,846,978
Garmin Ltd. (x)	40,298	2,458,178
Leggett & Platt, Inc.	43,582	1,945,500
Lennar Corp., Class A	92,265	4,843,913
Mohawk Industries, Inc.*	21,863	4,684,585
Newell Brands, Inc.	170,992	4,409,884
PulteGroup, Inc.	85,793	2,466,549
Whirlpool Corp.	22,046	3,223,787

		28,879,374

Internet & Direct Marketing Retail (3.9%)
Amazon.com, Inc.*	137,440	233,620,512
Booking Holdings, Inc.*	16,432	33,309,143
Expedia Group, Inc.	40,539	4,872,382
Netflix, Inc.*	148,435	58,101,912
TripAdvisor, Inc.*	37,392	2,083,108

		331,987,057

Leisure Products (0.1%)
Hasbro, Inc.	38,526	3,556,335
Mattel, Inc. (x)	124,470	2,043,797

		5,600,132

Media (2.0%)
CBS Corp. (Non-Voting), Class B	116,902	6,572,230
Charter Communications, Inc., Class A*	63,317	18,565,178
Comcast Corp., Class A	1,567,896	51,442,668
Discovery, Inc., Class A (x)*	55,449	1,524,848
Discovery, Inc., Class C*	116,692	2,975,646
DISH Network Corp., Class A*	77,902	2,618,286
Interpublic Group of Cos., Inc. (The)	134,730	3,158,071
News Corp., Class A	136,159	2,110,465
News Corp., Class B	33,006	523,145
Omnicom Group, Inc.	75,918	5,790,266
Twenty-First Century Fox, Inc., Class A	359,913	17,884,077
Twenty-First Century Fox, Inc., Class B	149,872	7,384,193
Viacom, Inc., Class B	118,554	3,575,589
Walt Disney Co. (The)	507,330	53,173,257

		177,297,919

Multiline Retail (0.4%)
Dollar General Corp.	85,836	8,463,430
Dollar Tree, Inc.*	80,368	6,831,280
Kohl’s Corp.	58,022	4,229,804
Macy’s, Inc.	103,993	3,892,458
Nordstrom, Inc.	37,226	1,927,562
Target Corp.	180,981	13,776,273

		39,120,807

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	26,351	3,575,831
AutoZone, Inc.*	9,106	6,109,489
Best Buy Co., Inc.	82,370	6,143,155
CarMax, Inc.*	58,981	4,297,945
Foot Locker, Inc.	41,538	2,186,976
Gap, Inc. (The)	74,887	2,425,590
Home Depot, Inc. (The)	393,703	76,811,454
L Brands, Inc.	84,588	3,119,605
Lowe’s Cos., Inc.	280,281	26,786,455
O’Reilly Automotive, Inc.*	27,901	7,632,877
Ross Stores, Inc.	129,968	11,014,788
Tiffany & Co.	35,683	4,695,883
TJX Cos., Inc. (The)	212,738	20,248,403
Tractor Supply Co.	40,855	3,124,999
Ulta Beauty, Inc.*	19,373	4,522,821

		182,696,271

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc. (x)	118,450	2,608,269
Michael Kors Holdings Ltd.*	50,502	3,363,433
NIKE, Inc., Class B	437,823	34,885,736
PVH Corp.	25,483	3,815,315
Ralph Lauren Corp.	20,039	2,519,303
Tapestry, Inc.	98,718	4,611,118
Under Armour, Inc., Class A (x)*	59,819	1,344,731
Under Armour, Inc., Class C*	64,537	1,360,440
VF Corp.	113,188	9,227,086

		63,735,431

Total Consumer Discretionary		1,015,159,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.2%)
Beverages (1.5%)
Brown-Forman Corp., Class B	90,133	$4,417,418
Coca-Cola Co. (The)	1,307,980	57,368,003
Constellation Brands, Inc., Class A	57,445	12,572,987
Molson Coors Brewing Co., Class B	65,232	4,438,385
Monster Beverage Corp.*	141,396	8,101,991
PepsiCo, Inc.	485,136	52,816,756

		139,715,540

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	149,704	31,285,142
Kroger Co. (The)	277,695	7,900,423
Sysco Corp.	165,955	11,333,067
Walgreens Boots Alliance, Inc.	293,595	17,620,104
Walmart, Inc.	494,040	42,314,525

		110,453,261

Food Products (1.0%)
Archer-Daniels-Midland Co.	189,832	8,700,001
Campbell Soup Co. (x)	66,558	2,698,261
Conagra Brands, Inc.	134,334	4,799,754
General Mills, Inc.	202,505	8,962,871
Hershey Co. (The)	46,976	4,371,587
Hormel Foods Corp. (x)	92,627	3,446,651
JM Smucker Co. (The)	40,088	4,308,658
Kellogg Co.	85,443	5,969,902
Kraft Heinz Co. (The)	206,317	12,960,834
McCormick & Co., Inc. (Non-Voting)	41,042	4,764,566
Mondelez International, Inc., Class A	501,584	20,564,944
Tyson Foods, Inc., Class A	101,084	6,959,633

		88,507,662

Household Products (1.3%)
Church & Dwight Co., Inc.	83,905	4,460,390
Clorox Co. (The)	44,913	6,074,483
Colgate-Palmolive Co.	298,246	19,329,323
Kimberly-Clark Corp.	119,307	12,567,799
Procter & Gamble Co. (The)	859,482	67,091,166

		109,523,161

Personal Products (0.2%)
Coty, Inc., Class A	160,550	2,263,755
Estee Lauder Cos., Inc. (The), Class A	76,210	10,874,405

		13,138,160

Tobacco (0.9%)
Altria Group, Inc.	647,897	36,794,071
Philip Morris International, Inc.	530,542	42,835,961

		79,630,032

Total Consumer Staples		540,967,816

Energy (5.7%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	143,594	4,742,910
Halliburton Co.	302,052	13,610,463
Helmerich & Payne, Inc.	36,889	2,352,043
National Oilwell Varco, Inc.	133,147	5,778,580
Schlumberger Ltd.	475,228	31,854,532
TechnipFMC plc	149,030	4,730,212

		63,068,740

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	175,839	12,880,207
Andeavor	47,807	6,271,322
Apache Corp. (x)	133,215	6,227,801
Cabot Oil & Gas Corp.	152,746	3,635,355
Chevron Corp.	653,298	82,596,465
Cimarex Energy Co.	33,021	3,359,557
Concho Resources, Inc.*	50,455	6,980,449
ConocoPhillips	398,806	27,764,874
Devon Energy Corp.	182,502	8,022,788
EOG Resources, Inc.	198,762	24,731,956
EQT Corp.	86,070	4,749,343
Exxon Mobil Corp.	1,447,275	119,733,060
Hess Corp.	87,956	5,883,377
HollyFrontier Corp.	60,269	4,124,208
Kinder Morgan, Inc.	640,072	11,310,072
Marathon Oil Corp.	288,953	6,027,560
Marathon Petroleum Corp.	157,801	11,071,318
Newfield Exploration Co.*	63,719	1,927,500
Noble Energy, Inc.	166,440	5,872,003
Occidental Petroleum Corp.	260,592	21,806,339
ONEOK, Inc.	140,312	9,797,987
Phillips 66	142,736	16,030,680
Pioneer Natural Resources Co.	57,895	10,956,050
Valero Energy Corp.	147,141	16,307,637
Williams Cos., Inc. (The)	281,674	7,636,182

		435,704,090

Total Energy		498,772,830

Financials (12.5%)
Banks (5.5%)
Bank of America Corp.	3,219,379	90,754,294
BB&T Corp.	267,556	13,495,525
Citigroup, Inc.	870,125	58,228,765
Citizens Financial Group, Inc.	162,738	6,330,508
Comerica, Inc.	57,384	5,217,353
Fifth Third Bancorp	231,291	6,638,052
Huntington Bancshares, Inc.	381,477	5,630,601
JPMorgan Chase & Co.	1,161,927	121,072,792
KeyCorp	364,356	7,119,516
M&T Bank Corp.	49,588	8,437,398
People’s United Financial, Inc.	111,896	2,024,199
PNC Financial Services Group, Inc. (The)‡	159,551	21,555,340
Regions Financial Corp.	380,868	6,771,833
SunTrust Banks, Inc.	157,064	10,369,365
SVB Financial Group*	17,861	5,157,542
US Bancorp	534,325	26,726,937
Wells Fargo & Co.	1,499,899	83,154,401
Zions Bancorp	66,254	3,490,923

		482,175,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.	18,862	$2,804,214
Ameriprise Financial, Inc.	49,621	6,940,985
Bank of New York Mellon Corp. (The)	347,669	18,749,789
BlackRock, Inc.‡	41,957	20,938,221
Cboe Global Markets, Inc.	38,828	4,040,830
Charles Schwab Corp. (The)	410,643	20,983,857
CME Group, Inc.	117,101	19,195,196
E*TRADE Financial Corp.*	88,224	5,395,780
Franklin Resources, Inc.	106,729	3,420,664
Goldman Sachs Group, Inc. (The)	120,239	26,521,117
Intercontinental Exchange, Inc.	198,734	14,616,886
Invesco Ltd.	141,525	3,758,904
Jefferies Financial Services, Inc.	107,362	2,441,412
Moody’s Corp.	56,563	9,647,385
Morgan Stanley	465,366	22,058,348
MSCI, Inc.	30,605	5,062,985
Nasdaq, Inc.	41,206	3,760,872
Northern Trust Corp.	71,902	7,397,997
Raymond James Financial, Inc.	45,709	4,084,099
S&P Global, Inc.	85,552	17,443,197
State Street Corp.	123,607	11,506,576
T. Rowe Price Group, Inc.	83,684	9,714,876

		240,484,190

Consumer Finance (0.6%)
American Express Co.	244,606	23,971,388
Capital One Financial Corp.	166,947	15,342,429
Discover Financial Services	116,965	8,235,506
Synchrony Financial	242,367	8,090,210

		55,639,533

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	657,544	122,730,588

Insurance (2.2%)
Aflac, Inc.	265,904	11,439,190
Allstate Corp. (The)	118,823	10,844,975
American International Group, Inc.	305,317	16,187,907
Aon plc	83,371	11,436,000
Arthur J Gallagher & Co.	64,261	4,194,958
Assurant, Inc.	18,438	1,908,149
Brighthouse Financial, Inc.*	31,626	1,267,254
Chubb Ltd.	159,652	20,278,997
Cincinnati Financial Corp.	51,710	3,457,331
Everest Re Group Ltd.	13,786	3,177,397
Hartford Financial Services Group, Inc. (The)	123,735	6,326,571
Lincoln National Corp.	73,920	4,601,520
Loews Corp.	87,107	4,205,526
Marsh & McLennan Cos., Inc.	173,191	14,196,466
MetLife, Inc.	346,707	15,116,425
Principal Financial Group, Inc.	88,725	4,697,989
Progressive Corp. (The)	197,664	11,691,826
Prudential Financial, Inc.	143,889	13,455,060
Torchmark Corp.	34,403	2,800,748
Travelers Cos., Inc. (The)	92,787	11,351,562
Unum Group	72,191	2,670,345
Willis Towers Watson plc	45,354	6,875,666
XL Group Ltd.	89,730	5,020,394

		187,202,256

Total Financials		1,088,231,911

Health Care (12.7%)
Biotechnology (2.3%)
AbbVie, Inc.	518,282	48,018,827
Alexion Pharmaceuticals, Inc.*	75,821	9,413,177
Amgen, Inc.	226,630	41,833,632
Biogen, Inc.*	71,828	20,847,359
Celgene Corp.*	241,240	19,159,281
Gilead Sciences, Inc.	443,899	31,445,805
Incyte Corp.*	59,089	3,958,963
Regeneron Pharmaceuticals, Inc.*	26,914	9,285,061
Vertex Pharmaceuticals, Inc.*	87,520	14,874,899

		198,837,004

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	598,382	36,495,318
ABIOMED, Inc.*	14,307	5,852,278
Align Technology, Inc.*	24,789	8,481,308
Baxter International, Inc.	168,781	12,462,789
Becton Dickinson and Co.	91,009	21,802,116
Boston Scientific Corp.*	473,188	15,473,248
Cooper Cos., Inc. (The)	16,864	3,970,629
Danaher Corp.	210,004	20,723,195
Dentsply Sirona, Inc.	77,397	3,387,667
Edwards Lifesciences Corp.*	71,798	10,451,635
Hologic, Inc.*	90,127	3,582,548
IDEXX Laboratories, Inc.*	29,018	6,324,183
Intuitive Surgical, Inc.*	38,677	18,506,171
Medtronic plc	462,214	39,570,140
ResMed, Inc.	48,668	5,041,031
Stryker Corp.	110,643	18,683,177
Varian Medical Systems, Inc.*	30,748	3,496,663
Zimmer Biomet Holdings, Inc.	70,716	7,880,591

		242,184,687

Health Care Providers & Services (2.8%)
Aetna, Inc.	112,097	20,569,800
AmerisourceBergen Corp.	55,949	4,770,771
Anthem, Inc.	87,269	20,772,640
Cardinal Health, Inc.	106,433	5,197,123
Centene Corp.*	70,037	8,629,259
Cigna Corp.	82,280	13,983,486
CVS Health Corp.	347,576	22,366,516
DaVita, Inc.*	47,693	3,311,802
Envision Healthcare Corp.*	43,101	1,896,875
Express Scripts Holding Co.*	192,130	14,834,357
HCA Healthcare, Inc.	95,419	9,789,989
Henry Schein, Inc.*	50,651	3,679,289
Humana, Inc.	46,810	13,932,060
Laboratory Corp. of America Holdings*	35,234	6,325,560
McKesson Corp.	68,849	9,184,457
Quest Diagnostics, Inc.	45,993	5,056,470
UnitedHealth Group, Inc.	328,268	80,537,272
Universal Health Services, Inc., Class B	28,394	3,164,227

		248,001,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Cerner Corp.*	106,682	$6,378,517

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	110,314	6,821,818
Illumina, Inc.*	50,430	14,084,594
IQVIA Holdings, Inc.*	55,271	5,517,151
Mettler-Toledo International, Inc.*	8,593	4,972,168
PerkinElmer, Inc.	39,242	2,873,692
Thermo Fisher Scientific, Inc.	137,519	28,485,685
Waters Corp.*	26,610	5,151,430

		67,906,538

Pharmaceuticals (3.9%)
Allergan plc	115,929	19,327,683
Bristol-Myers Squibb Co.	560,424	31,013,864
Eli Lilly & Co.	326,000	27,817,580
Johnson & Johnson	915,661	111,106,306
Merck & Co., Inc.	919,098	55,789,249
Mylan NV*	175,665	6,348,533
Nektar Therapeutics*	54,939	2,682,671
Perrigo Co. plc	41,995	3,061,855
Pfizer, Inc.	1,997,245	72,460,049
Zoetis, Inc.	165,335	14,084,889

		343,692,679

Total Health Care		1,107,001,378

Industrials (8.6%)
Aerospace & Defense (2.3%)
Arconic, Inc.	141,984	2,415,148
Boeing Co. (The)	187,294	62,839,009
General Dynamics Corp.	94,327	17,583,496
Harris Corp.	40,340	5,830,744
Huntington Ingalls Industries, Inc.	14,959	3,242,962
L3 Technologies, Inc.	26,919	5,177,062
Lockheed Martin Corp.	84,809	25,055,123
Northrop Grumman Corp.	59,950	18,446,615
Raytheon Co.	98,382	19,005,435
Rockwell Collins, Inc.	56,911	7,664,773
Textron, Inc.	86,581	5,706,554
TransDigm Group, Inc.	16,634	5,741,059
United Technologies Corp.	254,176	31,779,625

		210,487,605

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	47,167	3,945,991
Expeditors International of Washington, Inc.	58,239	4,257,271
FedEx Corp.	83,849	19,038,754
United Parcel Service, Inc., Class B	235,469	25,013,872

		52,255,888

Airlines (0.4%)
Alaska Air Group, Inc.	41,987	2,535,595
American Airlines Group, Inc.	142,829	5,421,789
Delta Air Lines, Inc.	218,746	10,836,677
Southwest Airlines Co.	180,371	9,177,276
United Continental Holdings, Inc.*	81,052	5,651,756

		33,623,093

Building Products (0.3%)
Allegion plc	34,353	2,657,548
AO Smith Corp.	49,502	2,928,043
Fortune Brands Home & Security, Inc.	48,027	2,578,570
Johnson Controls International plc	320,574	10,723,200
Masco Corp.	107,788	4,033,427

		22,920,788

Commercial Services & Supplies (0.3%)
Cintas Corp.	28,690	5,309,658
Copart, Inc.*	68,990	3,902,074
Republic Services, Inc.	77,228	5,279,306
Stericycle, Inc.*	31,527	2,058,398
Waste Management, Inc.	135,790	11,045,159

		27,594,595

Construction & Engineering (0.1%)
Fluor Corp.	47,565	2,320,221
Jacobs Engineering Group, Inc.	41,277	2,620,677
Quanta Services, Inc.*	49,641	1,658,009

		6,598,907

Electrical Equipment (0.4%)
AMETEK, Inc.	78,189	5,642,118
Eaton Corp. plc	149,799	11,195,977
Emerson Electric Co.	214,992	14,864,547
Rockwell Automation, Inc.	43,095	7,163,682

		38,866,324

Industrial Conglomerates (1.5%)
3M Co.	202,750	39,884,980
General Electric Co.	2,960,234	40,288,785
Honeywell International, Inc.	255,022	36,735,919
Roper Technologies, Inc.	35,657	9,838,123

		126,747,807

Machinery (1.3%)
Caterpillar, Inc.	203,999	27,676,544
Cummins, Inc.	52,441	6,974,653
Deere & Co.	110,385	15,431,823
Dover Corp.	51,005	3,733,566
Flowserve Corp.	40,874	1,651,310
Fortive Corp.	106,456	8,208,822
Illinois Tool Works, Inc.	103,155	14,291,094
Ingersoll-Rand plc	83,307	7,475,137
PACCAR, Inc.	119,169	7,383,711
Parker-Hannifin Corp.	45,139	7,034,913
Pentair plc	52,132	2,193,715
Snap-on, Inc.	19,837	3,188,203
Stanley Black & Decker, Inc.	52,988	7,037,336
Xylem, Inc.	62,997	4,244,738

		116,525,565

Professional Services (0.3%)
Equifax, Inc.	41,548	5,198,070
IHS Markit Ltd.*	121,217	6,253,586
Nielsen Holdings plc	118,647	3,669,752
Robert Half International, Inc.	42,594	2,772,869
Verisk Analytics, Inc.*	54,246	5,839,039

		23,733,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.9%)
CSX Corp.	298,737	$19,053,446
JB Hunt Transport Services, Inc.	30,000	3,646,500
Kansas City Southern	34,887	3,696,627
Norfolk Southern Corp.	95,703	14,438,712
Union Pacific Corp.	264,680	37,499,861

		78,335,146

Trading Companies & Distributors (0.2%)
Fastenal Co.	100,892	4,855,932
United Rentals, Inc.*	27,780	4,100,884
WW Grainger, Inc.	17,410	5,369,244

		14,326,060

Total Industrials		752,015,094

Information Technology (23.4%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,605,259	69,074,295
F5 Networks, Inc.*	20,633	3,558,161
Juniper Networks, Inc.	116,748	3,201,230
Motorola Solutions, Inc.	55,038	6,404,772

		82,238,458

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	101,323	8,830,299
Corning, Inc.	283,708	7,804,807
FLIR Systems, Inc.	49,304	2,562,329
IPG Photonics Corp.*	12,745	2,811,929
TE Connectivity Ltd.	121,086	10,905,006

		32,914,370

Internet Software & Services (4.8%)
Akamai Technologies, Inc.*	59,234	4,337,706
Alphabet, Inc., Class A*	101,975	115,149,150
Alphabet, Inc., Class C*	103,669	115,658,320
eBay, Inc.*	314,130	11,390,354
Facebook, Inc., Class A*	818,887	159,126,122
Twitter, Inc.*	225,845	9,862,651
VeriSign, Inc.*	32,772	4,503,528

		420,027,831

IT Services (4.1%)
Accenture plc, Class A	219,466	35,902,443
Alliance Data Systems Corp.	16,548	3,858,994
Automatic Data Processing, Inc.	150,622	20,204,435
Broadridge Financial Solutions, Inc.	40,283	4,636,573
Cognizant Technology Solutions Corp., Class A	200,174	15,811,744
DXC Technology Co.	96,913	7,812,157
Fidelity National Information Services, Inc.	113,468	12,031,012
Fiserv, Inc.*	140,074	10,378,083
FleetCor Technologies, Inc.*	30,644	6,455,159
Gartner, Inc.*	32,303	4,293,069
Global Payments, Inc.	55,678	6,207,540
International Business Machines Corp.	290,649	40,603,665
Mastercard, Inc., Class A	313,268	61,563,427
Paychex, Inc.	109,822	7,506,334
PayPal Holdings, Inc.*	380,852	31,713,546
Total System Services, Inc.	55,945	4,728,471
Visa, Inc., Class A	610,107	80,808,673
Western Union Co. (The)	155,253	3,156,293

		357,671,618

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc. (x)*	276,938	4,151,301
Analog Devices, Inc.	127,318	12,212,343
Applied Materials, Inc.	344,172	15,897,305
Broadcom, Inc.	137,125	33,272,010
Intel Corp.	1,590,115	79,044,616
KLA-Tencor Corp.	52,975	5,431,527
Lam Research Corp.	56,484	9,763,259
Microchip Technology, Inc. (x)	81,409	7,404,149
Micron Technology, Inc.*	396,645	20,800,064
NVIDIA Corp.	207,133	49,069,807
Qorvo, Inc.*	43,384	3,478,095
QUALCOMM, Inc.	508,954	28,562,498
Skyworks Solutions, Inc.	61,377	5,932,087
Texas Instruments, Inc.	333,373	36,754,373
Xilinx, Inc.	85,125	5,555,258

		317,328,692

Software (5.5%)
Activision Blizzard, Inc.	260,148	19,854,495
Adobe Systems, Inc.*	168,428	41,064,431
ANSYS, Inc.*	27,889	4,857,706
Autodesk, Inc.*	74,408	9,754,145
CA, Inc.	108,425	3,865,351
Cadence Design Systems, Inc.*	95,923	4,154,425
Citrix Systems, Inc.*	44,489	4,664,227
Electronic Arts, Inc.*	104,618	14,753,230
Intuit, Inc.	83,457	17,050,682
Microsoft Corp.	2,627,127	259,060,994
Oracle Corp.	1,017,582	44,834,663
Red Hat, Inc.*	60,750	8,162,978
salesforce.com, Inc.*	240,674	32,827,934
Symantec Corp.	217,833	4,498,251
Synopsys, Inc.*	49,255	4,214,750
Take-Two Interactive Software, Inc.*	39,068	4,624,088

		478,242,350

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	1,680,375	311,054,215
Hewlett Packard Enterprise Co.	513,737	7,505,698
HP, Inc.	559,283	12,690,131
NetApp, Inc.	93,384	7,333,446
Seagate Technology plc	96,679	5,459,463
Western Digital Corp.	101,574	7,862,843
Xerox Corp.	78,872	1,892,928

		353,798,724

Total Information Technology		2,042,222,043

Materials (2.4%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	75,592	11,771,942
Albemarle Corp.	39,212	3,698,868
CF Industries Holdings, Inc.	82,181	3,648,836
DowDuPont, Inc.	791,937	52,204,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Eastman Chemical Co.	49,204	$4,918,432
Ecolab, Inc.	88,497	12,418,784
FMC Corp.	46,321	4,132,296
International Flavors & Fragrances, Inc.	26,295	3,259,528
LyondellBasell Industries NV, Class A	109,318	12,008,582
Mosaic Co. (The)	118,185	3,315,089
PPG Industries, Inc.	84,154	8,729,294
Praxair, Inc.	98,551	15,585,842
Sherwin-Williams Co. (The)	27,978	11,402,993

		147,094,974

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	21,583	4,820,131
Vulcan Materials Co.	44,580	5,753,495

		10,573,626

Containers & Packaging (0.3%)
Avery Dennison Corp.	30,243	3,087,810
Ball Corp.	120,407	4,280,469
International Paper Co.	143,236	7,459,731
Packaging Corp. of America	32,292	3,609,923
Sealed Air Corp.	56,280	2,389,086
WestRock Co.	88,099	5,023,405

		25,850,424

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	457,654	7,899,108
Newmont Mining Corp.	180,565	6,809,106
Nucor Corp.	107,813	6,738,313

		21,446,527

Total Materials		204,965,551

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	33,927	4,280,570
American Tower Corp. (REIT)	150,505	21,698,305
Apartment Investment & Management Co. (REIT), Class A	53,432	2,260,174
AvalonBay Communities, Inc. (REIT)	47,800	8,216,342
Boston Properties, Inc. (REIT)	53,968	6,768,667
Crown Castle International Corp. (REIT)	141,961	15,306,235
Digital Realty Trust, Inc. (REIT)	71,761	8,007,092
Duke Realty Corp. (REIT)	120,284	3,491,845
Equinix, Inc. (REIT)	27,128	11,662,056
Equity Residential (REIT)	127,750	8,136,398
Essex Property Trust, Inc. (REIT)	21,897	5,234,916
Extra Space Storage, Inc. (REIT)	44,289	4,420,485
Federal Realty Investment Trust (REIT)	23,763	3,007,208
GGP, Inc. (REIT)	216,708	4,427,344
HCP, Inc. (REIT)	154,109	3,979,094
Host Hotels & Resorts, Inc. (REIT)	249,912	5,265,646
Iron Mountain, Inc. (REIT)	96,152	3,366,282
Kimco Realty Corp. (REIT)	147,205	2,501,013
Macerich Co. (The) (REIT)	34,540	1,962,908
Mid-America Apartment Communities, Inc. (REIT)	39,393	3,965,693
Prologis, Inc. (REIT)	184,225	12,101,740
Public Storage (REIT)	51,688	11,725,940
Realty Income Corp. (REIT)	98,703	5,309,234
Regency Centers Corp. (REIT)	49,903	3,097,978
SBA Communications Corp. (REIT)*	39,413	6,507,875
Simon Property Group, Inc. (REIT)	105,257	17,913,688
SL Green Realty Corp. (REIT)	29,003	2,915,672
UDR, Inc. (REIT)	90,116	3,382,955
Ventas, Inc. (REIT)	120,301	6,851,142
Vornado Realty Trust (REIT)	59,023	4,362,980
Welltower, Inc. (REIT)	127,157	7,971,472
Weyerhaeuser Co. (REIT)	260,672	9,504,101

		219,603,050

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	102,982	4,916,361

Total Real Estate		224,519,411

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	2,478,625	79,588,649
CenturyLink, Inc.	338,099	6,302,165
Verizon Communications, Inc.	1,410,535	70,964,016

Total Telecommunication Services		156,854,830

Utilities (2.7%)
Electric Utilities (1.6%)
Alliant Energy Corp.	76,401	3,233,290
American Electric Power Co., Inc.	168,919	11,697,641
Duke Energy Corp.	240,272	19,000,710
Edison International	110,472	6,989,563
Entergy Corp.	62,550	5,053,415
Evergy, Inc.	92,262	5,180,511
Eversource Energy	108,474	6,357,661
Exelon Corp.	331,818	14,135,447
FirstEnergy Corp.	155,234	5,574,453
NextEra Energy, Inc.	161,738	27,015,097
PG&E Corp.	179,628	7,644,968
Pinnacle West Capital Corp.	39,033	3,144,498
PPL Corp.	240,340	6,861,707
Southern Co. (The)	345,877	16,017,564
Xcel Energy, Inc.	173,191	7,911,365

		145,817,890

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	235,013	3,151,524
NRG Energy, Inc.	103,122	3,165,846

		6,317,370

Multi-Utilities (0.9%)
Ameren Corp.	85,020	5,173,467
CenterPoint Energy, Inc.	142,222	3,940,972
CMS Energy Corp.	95,570	4,518,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	108,367	$8,450,459
Dominion Energy, Inc.	221,248	15,084,688
DTE Energy Co.	62,800	6,507,964
NiSource, Inc.	108,971	2,863,758
Public Service Enterprise Group, Inc.	174,879	9,467,949
SCANA Corp.	48,551	1,870,185
Sempra Energy	90,204	10,473,585
WEC Energy Group, Inc.	107,021	6,918,908

		75,270,485

Water Utilities (0.1%)
American Water Works Co., Inc.	60,028	5,125,191

Total Utilities		232,530,936

Total Common Stocks (90.3%) (Cost $4,814,719,770)		7,863,241,475

SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	387,065,008	387,142,422

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $612,000. (xx)	$600,000	600,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,501,060, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,635,719. (xx)	2,500,000	2,500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $204,001. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $408,000. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $408,001. (xx)	400,000	400,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $600,110, collateralized by various Common Stocks; total market value $667,317. (xx)	600,000	600,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $2,004,727, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $2,044,603. (xx)	2,004,377	2,004,377
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,020,465. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,800,312, collateralized by various Common Stocks; total market value $2,003,204. (xx)	1,800,000	1,800,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,800,312, collateralized by various Common Stocks; total market value $2,003,204. (xx)	1,800,000	1,800,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $2,000,821, collateralized by various Common Stocks; total market value $2,225,782. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $4,001,501, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $4,080,000. (xx)	$4,000,000	$4,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $1,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $1,020,001. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,304,377

Total Short-Term Investments (4.7%) (Cost $405,453,904)		405,446,799

Total Investments in Securities (95.0%) (Cost $5,220,173,674)		8,268,688,274
Other Assets Less Liabilities (5.0%)		434,752,806

Net Assets (100%)		$8,703,441,080

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $20,289,755. This was secured by cash collateral of $18,304,377 which was subsequently invested in joint repurchase agreements with a total value of $18,304,377, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,636,910 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/47.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	41,957	22,273,438	—	(733,258)	229,062	(831,021)	20,938,221	241,672	—
PNC Financial Services Group, Inc. (The)	159,551	24,151,693	—	(1,182,721)	417,746	(1,831,378)	21,555,340	243,358	—

Total		46,425,131	—	(1,915,979)	646,808	(2,662,399)	42,493,561	485,030	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6,193	9/2018	USD	842,743,440	(17,805,045)

					(17,805,045)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,015,159,675	$—	$—	$1,015,159,675
Consumer Staples	540,967,816	—	—	540,967,816
Energy	498,772,830	—	—	498,772,830
Financials	1,088,231,911	—	—	1,088,231,911
Health Care	1,107,001,378	—	—	1,107,001,378
Industrials	752,015,094	—	—	752,015,094
Information Technology	2,042,222,043	—	—	2,042,222,043
Materials	204,965,551	—	—	204,965,551
Real Estate	224,519,411	—	—	224,519,411
Telecommunication Services	156,854,830	—	—	156,854,830
Utilities	232,530,936	—	—	232,530,936
Short-Term Investments
Investment Company	387,142,422	—	—	387,142,422
Repurchase Agreements	—	18,304,377	—	18,304,377

Total Assets	$8,250,383,897	$18,304,377	$—	$8,268,688,274

Liabilities:
Futures	$(17,805,045)	$—	$—	$(17,805,045)

Total Liabilities	$(17,805,045)	$—	$—	$(17,805,045)

Total	$8,232,578,852	$18,304,377	$—	$8,250,883,229

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealizeddepreciation	$(17,805,045	)*

Total		$(17,805,045)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$9,408,096	$9,408,096

Total	$9,408,096	$9,408,096

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(26,285,715)	$(26,285,715)

Total	$(26,285,715)	$(26,285,715)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $839,753,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 59%)*	$127,930,030
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$400,087,389

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,207,911,428
Aggregate gross unrealized depreciation	(183,290,991)

Net unrealized appreciation	$3,024,620,437

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,226,262,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $22,696,784)	$42,493,561
Unaffiliated Issuers (Cost $5,179,172,513)	8,207,890,336
Repurchase Agreements (Cost $18,304,377)	18,304,377
Cash	412,009,965
Cash held as collateral at broker	34,812,800
Receivable for securities sold	8,282,800
Dividends, interest and other receivables	7,158,269
Due from broker for futures variation margin	647,726
Receivable from Separate Accounts for Portfolio shares sold	364,379
Securities lending income receivable	9,966
Other assets	93,000

Total assets	8,732,067,179

LIABILITIES
Payable for return of collateral on securities loaned	18,304,377
Payable for securities purchased	3,902,259
Investment management fees payable	3,067,850
Payable to Separate Accounts for Portfolio shares redeemed	2,196,409
Administrative fees payable	882,812
Distribution fees payable – Class IB	43,600
Accrued expenses	228,792

Total liabilities	28,626,099

NET ASSETS	$8,703,441,080

Net assets were comprised of:
Paid in capital	$5,453,927,931
Accumulated undistributed net investment income (loss)	61,555,879
Accumulated undistributed net realized gain (loss)	157,247,715
Net unrealized appreciation (depreciation)	3,030,709,555

Net assets	$8,703,441,080

Class IB
Net asset value, offering and redemption price per share, $208,289,444 / 8,571,233 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.30

Class K
Net asset value, offering and redemption price per share, $8,495,151,636 / 346,620,595 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.51

(x)	Includes value of securities on loan of $20,289,755.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($485,030 of dividend income received from affiliates)	$80,089,110
Interest	2,207,187
Securities lending (net)	77,778

Total income	82,374,075

EXPENSES
Investment management fees	18,360,480
Administrative fees	5,252,776
Printing and mailing expenses	323,339
Distribution fees – Class IB	264,842
Professional fees	119,997
Trustees’ fees	96,204
Custodian fees	71,706
Miscellaneous	91,866

Total expenses	24,581,210

NET INVESTMENT INCOME (LOSS)	57,792,865

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($646,808 of realized gain (loss) from affiliates)	77,169,047
Futures contracts	9,408,096

Net realized gain (loss)	86,577,143

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(2,662,399) of change in unrealized appreciation (depreciation) from affiliates)	51,894,471
Futures contracts	(26,285,715)

Net change in unrealized appreciation (depreciation)	25,608,756

NET REALIZED AND UNREALIZED GAIN (LOSS)	112,185,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,978,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$57,792,865	$112,674,810
Net realized gain (loss)	86,577,143	217,364,091
Net change in unrealized appreciation (depreciation)	25,608,756	1,272,659,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	169,978,764	1,602,698,343

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(2,343,781)
Class K	—	(111,227,796)

	—	(113,571,577)

Distributions from net realized capital gains
Class IB	—	(4,404,023)
Class K	—	(171,740,332)

	—	(176,144,355)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(289,715,932)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 378,609 and 810,279 shares, respectively ]	9,149,594	17,888,278
Capital shares issued in reinvestment of dividends and distributions [ 0 and 287,148 shares, respectively ]	—	6,747,804
Capital shares repurchased [ (970,776) and (1,876,880) shares, respectively ]	(23,645,202)	(41,951,321)

Total Class IB transactions	(14,495,608)	(17,315,239)

Class K
Capital shares sold [ 6,180,271 and 15,131,281 shares, respectively ]	149,191,032	337,710,991
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,946,535 shares, respectively ]	—	282,968,128
Capital shares repurchased [ (20,823,620) and (35,428,565) shares, respectively ]	(506,528,744)	(805,627,538)

Total Class K transactions	(357,337,712)	(184,948,419)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(371,833,320)	(202,263,658)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(201,854,556)	1,110,718,753
NET ASSETS:
Beginning of period	8,905,295,636	7,794,576,883

End of period (a)	$8,703,441,080	$8,905,295,636

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$61,555,879	$3,763,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
		2014	2013
Net asset value, beginning of period	$19.32	$17.85	$14.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.13	0.05
Net realized and unrealized gain (loss)	0.33	2.11	4.46

Total from investment operations	0.37	2.24	4.51

Less distributions:
Dividends from net investment income	—	(0.11)	(0.08)
Distributions from net realized gains	—	(0.66)	(1.23)

Total dividends and distributions	—	(0.77)	(1.31)

Net asset value, end of period	$19.69	$19.32	$17.85

Total return (b)	1.92%	12.57%	31.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%
Before waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%
Before waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%
Portfolio turnover rate (z)^	4%	3%	4%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.87	$20.40	$18.72	$19.18	$17.73	$14.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.25	0.23	0.19	0.13	0.10
Net realized and unrealized gain (loss)	0.30	3.97	1.84	(0.13)	2.09	4.38

Total from investment operations	0.43	4.22	2.07	0.06	2.22	4.48

Less distributions:
Dividends from net investment income	—	(0.26)	(0.24)	(0.18)	(0.11)	(0.08)
Distributions from net realized gains	—	(0.49)	(0.15)	(0.34)	(0.66)	(1.23)

Total dividends and distributions	—	(0.75)	(0.39)	(0.52)	(0.77)	(1.31)

Net asset value, end of period	$24.30	$23.87	$20.40	$18.72	$19.18	$17.73

Total return (b)	1.80%	20.75%	11.04%	0.37%	12.53%	31.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$208,289	$218,739	$202,834	$191,919	$204,231	$195,146
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.81%	0.82%	0.82%	0.83%	0.86%	0.87%
Before waivers and reimbursements (a)(f)	0.81%	0.82%	0.83%	0.84%	0.86%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.09%	1.10%	1.20%	0.99%	0.70%	0.58%
Before waivers and reimbursements (a)(f)	1.09%	1.10%	1.19%	0.99%	0.70%	0.58%
Portfolio turnover rate (z)^	2%	4%	4%	4%	3%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$24.04	$20.54	$18.85	$19.31	$17.84	$14.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.30	0.28	0.24	0.18	0.14
Net realized and unrealized gain (loss)	0.31	4.01	1.85	(0.13)	2.11	4.40

Total from investment operations	0.47	4.31	2.13	0.11	2.29	4.54

Less distributions:
Dividends from net investment income	—	(0.32)	(0.29)	(0.23)	(0.16)	(0.12)
Distributions from net realized gains	—	(0.49)	(0.15)	(0.34)	(0.66)	(1.23)

Total dividends and distributions	—	(0.81)	(0.44)	(0.57)	(0.82)	(1.35)

Net asset value, end of period	$24.51	$24.04	$20.54	$18.85	$19.31	$17.84

Total return (b)	1.96%	21.03%	11.31%	0.63%	12.86%	31.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,495,152	$8,686,557	$7,591,743	$6,915,188	$5,999,861	$4,383,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.57%	0.57%	0.58%	0.60%	0.62%
Before waivers and reimbursements (a)(f)	0.56%	0.57%	0.58%	0.59%	0.60%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.34%	1.35%	1.44%	1.26%	0.95%	0.84%
Before waivers and reimbursements (a)(f)	1.34%	1.35%	1.44%	1.26%	0.95%	0.84%
Portfolio turnover rate (z)^	2%	4%	4%	4%	3%	4%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	14.8%
Information Technology	14.6
Industrials	13.1
Consumer Discretionary	11.8
Real Estate	8.7
Health Care	8.4
Materials	6.4
Energy	4.8
Utilities	4.4
Investment Company	3.8
Consumer Staples	3.1
Repurchase Agreements	2.6
Telecommunication Services	0.1
Cash and Other	3.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,030.13	$4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	1,031.63	3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (0.7%)
Dana, Inc.	51,222	$1,034,172
Delphi Technologies plc	31,610	1,436,991
Gentex Corp.	97,471	2,243,782

		4,714,945

Automobiles (0.2%)
Thor Industries, Inc.	17,479	1,702,280

Distributors (0.3%)
Pool Corp.	14,386	2,179,479

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	21,290	1,024,049
Graham Holdings Co., Class B	1,576	923,694
Service Corp. International	65,271	2,336,048
Sotheby’s*	13,011	707,018

		4,990,809

Hotels, Restaurants & Leisure (3.4%)
Boyd Gaming Corp.	29,512	1,022,886
Brinker International, Inc. (x)	15,622	743,607
Cheesecake Factory, Inc. (The) (x)	15,268	840,656
Churchill Downs, Inc.	3,998	1,185,407
Cracker Barrel Old Country Store, Inc. (x)	8,459	1,321,380
Domino’s Pizza, Inc.	15,017	4,237,348
Dunkin’ Brands Group, Inc. (x)	29,432	2,032,868
ILG, Inc.	37,215	1,229,211
International Speedway Corp., Class A	8,728	390,142
Jack in the Box, Inc.	10,145	863,542
Papa John’s International, Inc.	8,388	425,439
Scientific Games Corp., Class A*	19,057	936,652
Six Flags Entertainment Corp. (x)	27,726	1,942,206
Texas Roadhouse, Inc.	23,424	1,534,506
Wendy’s Co. (The)	63,323	1,087,889
Wyndham Destinations, Inc.	35,365	1,565,609
Wyndham Hotels & Resorts, Inc.	35,365	2,080,523

		23,439,871

Household Durables (1.4%)
Helen of Troy Ltd.*	9,449	930,254
KB Home	29,843	812,923
NVR, Inc.*	1,198	3,558,480
Tempur Sealy International, Inc. (x)*	16,202	778,506
Toll Brothers, Inc.	50,407	1,864,555
TRI Pointe Group, Inc.*	53,451	874,458
Tupperware Brands Corp.	18,024	743,310

		9,562,486

Leisure Products (0.7%)
Brunswick Corp.	30,897	1,992,239
Polaris Industries, Inc.	20,853	2,547,819

		4,540,058

Media (1.4%)
AMC Networks, Inc., Class A*	16,216	1,008,635
Cable One, Inc.	1,682	1,233,394
Cinemark Holdings, Inc.	37,931	1,330,620
John Wiley & Sons, Inc., Class A	15,928	993,907
Live Nation Entertainment, Inc.*	48,225	2,342,289
Meredith Corp. (x)	14,292	728,892
New York Times Co. (The), Class A (x)	45,117	1,168,530
TEGNA, Inc.	75,958	824,144

		9,630,411

Multiline Retail (0.4%)
Big Lots, Inc. (x)	15,162	633,468
Dillard’s, Inc., Class A (x)	7,179	678,416
Ollie’s Bargain Outlet Holdings, Inc.*	17,694	1,282,815

		2,594,699

Specialty Retail (2.0%)
Aaron’s, Inc.	21,771	945,950
American Eagle Outfitters, Inc.	59,468	1,382,631
AutoNation, Inc.*	21,082	1,024,164
Bed Bath & Beyond, Inc. (x)	50,114	998,521
Dick’s Sporting Goods, Inc.	27,668	975,297
Five Below, Inc.*	19,724	1,927,233
Michaels Cos., Inc. (The)*	39,716	761,356
Murphy USA, Inc.*	11,046	820,607
Sally Beauty Holdings, Inc. (x)*	43,745	701,232
Signet Jewelers Ltd.	21,264	1,185,468
Urban Outfitters, Inc.*	28,682	1,277,783
Williams-Sonoma, Inc. (x)	27,359	1,679,295

		13,679,537

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	16,699	1,810,004
Deckers Outdoor Corp.*	10,813	1,220,680
Skechers U.S.A., Inc., Class A*	48,515	1,455,935

		4,486,619

Total Consumer Discretionary		81,521,194

Consumer Staples (3.1%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	3,093	926,972

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	13,250	1,392,310
Sprouts Farmers Market, Inc.*	43,697	964,393
United Natural Foods, Inc.*	17,818	760,116

		3,116,819

Food Products (2.0%)
Flowers Foods, Inc.	66,294	1,380,904
Hain Celestial Group, Inc. (The)*	36,703	1,093,749
Ingredion, Inc.	25,687	2,843,551
Lamb Weston Holdings, Inc.	51,960	3,559,780
Lancaster Colony Corp.	6,873	951,361
Post Holdings, Inc.*	23,926	2,058,115
Sanderson Farms, Inc.	7,080	744,462
Tootsie Roll Industries, Inc. (x)	6,773	208,947
TreeHouse Foods, Inc.*	19,896	1,044,739

		13,885,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.2%)
Energizer Holdings, Inc.	21,063	$1,326,126

Personal Products (0.4%)
Edgewell Personal Care Co.*	19,002	958,841
Nu Skin Enterprises, Inc., Class A	19,629	1,534,791

		2,493,632

Total Consumer Staples		21,749,157

Energy (4.8%)
Energy Equipment & Services (1.9%)
Apergy Corp.*	27,658	1,154,722
Core Laboratories NV (x)	15,587	1,967,235
Diamond Offshore Drilling, Inc. (x)*	22,970	479,154
Dril-Quip, Inc.*	13,410	689,274
Ensco plc, Class A (x)	156,334	1,134,985
McDermott International, Inc.*	63,997	1,257,547
Nabors Industries Ltd.	126,297	809,564
Oceaneering International, Inc.	35,251	897,490
Patterson-UTI Energy, Inc.	78,524	1,413,432
Rowan Cos. plc, Class A*	40,928	663,852
Superior Energy Services, Inc.*	54,061	526,554
Transocean Ltd.*	155,840	2,094,490

		13,088,299

Oil, Gas & Consumable Fuels (2.9%)
Callon Petroleum Co.*	78,932	847,730
Chesapeake Energy Corp. (x)*	325,419	1,705,196
CNX Resources Corp.*	69,746	1,240,084
Energen Corp.*	34,616	2,520,737
Gulfport Energy Corp.*	57,344	720,814
Matador Resources Co.*	36,481	1,096,254
Murphy Oil Corp.	57,929	1,956,262
Oasis Petroleum, Inc.*	95,006	1,232,228
PBF Energy, Inc., Class A	39,855	1,671,120
QEP Resources, Inc.*	84,760	1,039,158
Range Resources Corp.	80,425	1,345,510
SM Energy Co.	36,875	947,319
Southwestern Energy Co.*	179,917	953,560
World Fuel Services Corp.	23,683	483,370
WPX Energy, Inc.*	141,935	2,559,088

		20,318,430

Total Energy		33,406,729

Financials (14.8%)
Banks (7.3%)
Associated Banc-Corp.	60,125	1,641,413
BancorpSouth Bank	29,576	974,529
Bank of Hawaii Corp.	14,909	1,243,709
Bank of the Ozarks	43,221	1,946,674
Cathay General Bancorp	26,929	1,090,355
Chemical Financial Corp.	25,468	1,417,804
Commerce Bancshares, Inc.	33,074	2,140,219
Cullen/Frost Bankers, Inc.	20,632	2,233,207
East West Bancorp, Inc.	51,472	3,355,973
First Horizon National Corp.	116,293	2,074,667
FNB Corp.	114,295	1,533,839
Fulton Financial Corp.	61,958	1,022,307
Hancock Whitney Corp.	30,429	1,419,513
Home BancShares, Inc.	55,779	1,258,374
International Bancshares Corp.	19,087	816,924
MB Financial, Inc.	29,627	1,383,581
PacWest Bancorp	44,352	2,191,876
Pinnacle Financial Partners, Inc.	26,378	1,618,290
Prosperity Bancshares, Inc.	24,892	1,701,617
Signature Bank*	19,087	2,440,845
Sterling Bancorp	80,126	1,882,961
Synovus Financial Corp.	42,180	2,228,368
TCF Financial Corp.	60,259	1,483,577
Texas Capital Bancshares, Inc.*	17,507	1,601,891
Trustmark Corp.	24,368	795,128
UMB Financial Corp.	15,529	1,183,776
Umpqua Holdings Corp.	78,485	1,772,976
United Bankshares, Inc.	37,074	1,349,494
Valley National Bancorp	93,311	1,134,662
Webster Financial Corp.	32,763	2,087,003
Wintrust Financial Corp.	20,013	1,742,132

		50,767,684

Capital Markets (2.7%)
Eaton Vance Corp.	42,366	2,211,082
Evercore, Inc., Class A	14,545	1,533,770
FactSet Research Systems, Inc.	13,855	2,744,676
Federated Investors, Inc., Class B	33,184	773,851
Interactive Brokers Group, Inc., Class A	25,468	1,640,394
Janus Henderson Group plc	64,225	1,973,634
Legg Mason, Inc.	29,866	1,037,246
MarketAxess Holdings, Inc.	13,359	2,643,212
SEI Investments Co.	46,600	2,913,431
Stifel Financial Corp.	25,368	1,325,478

		18,796,774

Consumer Finance (0.4%)
Navient Corp.	94,479	1,231,061
SLM Corp.*	154,685	1,771,144

		3,002,205

Insurance (3.9%)
Alleghany Corp.	5,429	3,121,513
American Financial Group, Inc.	24,719	2,653,090
Aspen Insurance Holdings Ltd.	21,025	855,718
Brown & Brown, Inc.	81,559	2,261,631
CNO Financial Group, Inc.	58,933	1,122,084
First American Financial Corp.	39,041	2,019,201
Genworth Financial, Inc., Class A*	178,871	804,920
Hanover Insurance Group, Inc. (The)	15,158	1,812,290
Kemper Corp.	17,156	1,297,851
Mercury General Corp.	13,166	599,843
Old Republic International Corp.	88,373	1,759,506
Primerica, Inc.	15,604	1,554,158
Reinsurance Group of America, Inc.	22,923	3,059,763
RenaissanceRe Holdings Ltd.	14,367	1,728,637
WR Berkley Corp.	34,240	2,479,318

		27,129,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (x)*	2,796	$597,785
New York Community Bancorp, Inc.	174,574	1,927,297
Washington Federal, Inc.	30,544	998,789

		3,523,871

Total Financials		103,220,057

Health Care (8.4%)
Biotechnology (0.6%)
Exelixis, Inc.*	99,859	2,148,966
United Therapeutics Corp.*	15,460	1,749,299

		3,898,265

Health Care Equipment & Supplies (3.5%)
Cantel Medical Corp.	12,540	1,233,434
Globus Medical, Inc., Class A*	26,032	1,313,575
Haemonetics Corp.*	18,504	1,659,439
Halyard Health, Inc.*	16,809	962,315
Hill-Rom Holdings, Inc.	23,581	2,059,565
ICU Medical, Inc.*	5,417	1,590,702
Integra LifeSciences Holdings Corp.*	25,071	1,614,823
LivaNova plc*	15,527	1,549,905
Masimo Corp.*	16,955	1,655,656
NuVasive, Inc.*	18,075	942,069
STERIS plc	30,133	3,164,266
Teleflex, Inc.	16,186	4,341,247
West Pharmaceutical Services, Inc.	26,106	2,592,065

		24,679,061

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (x)*	29,338	1,200,218
Chemed Corp.	5,640	1,815,008
Encompass Health Corp.	35,121	2,378,394
LifePoint Health, Inc.*	13,660	666,608
MEDNAX, Inc.*	33,581	1,453,386
Molina Healthcare, Inc.*	16,921	1,657,243
Patterson Cos., Inc. (x)	28,517	646,480
Tenet Healthcare Corp.*	29,051	975,242
WellCare Health Plans, Inc.*	15,703	3,866,707

		14,659,286

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	63,518	762,216
Medidata Solutions, Inc.*	21,140	1,703,038

		2,465,254

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	7,197	2,076,622
Bio-Techne Corp.	13,353	1,975,576
Charles River Laboratories International, Inc.*	17,011	1,909,655
PRA Health Sciences, Inc.*	17,975	1,678,146
Syneos Health, Inc.*	19,814	929,277

		8,569,276

Pharmaceuticals (0.6%)
Akorn, Inc.*	33,884	562,136
Catalent, Inc.*	47,556	1,992,121
Mallinckrodt plc (x)*	29,546	551,328
Prestige Brands Holdings, Inc.*	19,058	731,446

		3,837,031

Total Health Care		58,108,173

Industrials (13.1%)
Aerospace & Defense (0.9%)
Curtiss-Wright Corp.	15,565	1,852,546
Esterline Technologies Corp.*	9,239	681,838
KLX, Inc.*	18,029	1,296,285
Teledyne Technologies, Inc.*	12,698	2,527,664

		6,358,333

Airlines (0.3%)
JetBlue Airways Corp.*	113,500	2,154,230

Building Products (0.4%)
Lennox International, Inc.	13,256	2,653,188

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	18,084	1,442,199
Clean Harbors, Inc.*	18,163	1,008,955
Deluxe Corp.	16,922	1,120,406
Healthcare Services Group, Inc. (x)	26,023	1,123,933
Herman Miller, Inc.	20,970	710,883
HNI Corp.	15,188	564,994
MSA Safety, Inc.	12,217	1,176,986
Pitney Bowes, Inc.	67,063	574,730
Rollins, Inc.	34,209	1,798,708

		9,521,794

Construction & Engineering (1.1%)
AECOM*	56,914	1,879,869
Dycom Industries, Inc.*	11,003	1,039,894
EMCOR Group, Inc.	20,830	1,586,829
Granite Construction, Inc.	16,149	898,853
KBR, Inc.	49,378	884,854
Valmont Industries, Inc.	8,012	1,207,809

		7,498,108

Electrical Equipment (1.1%)
Acuity Brands, Inc.	14,524	1,682,896
EnerSys	14,801	1,104,747
Hubbell, Inc.	19,478	2,059,603
nVent Electric plc*	58,429	1,466,568
Regal Beloit Corp.	15,659	1,280,906

		7,594,720

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	21,786	2,359,642

Machinery (4.5%)
AGCO Corp.	23,592	1,432,506
Crane Co.	17,878	1,432,564
Donaldson Co., Inc.	46,212	2,085,085
Graco, Inc.	59,740	2,701,443
IDEX Corp.	27,232	3,716,622
ITT, Inc.	31,054	1,623,193
Kennametal, Inc.	28,825	1,034,818
Lincoln Electric Holdings, Inc.	21,767	1,910,272
Nordson Corp.	18,153	2,331,027
Oshkosh Corp.	26,330	1,851,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.	25,825	$1,089,557
Timken Co. (The)	24,185	1,053,257
Toro Co. (The)	37,794	2,277,089
Trinity Industries, Inc.	53,204	1,822,769
Wabtec Corp.	30,438	3,000,578
Woodward, Inc.	19,692	1,513,527

		30,875,833

Marine (0.2%)
Kirby Corp.*	19,161	1,601,860

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	13,198	1,618,735
ManpowerGroup, Inc.	23,338	2,008,468

		3,627,203

Road & Rail (1.7%)
Avis Budget Group, Inc.*	25,573	831,123
Genesee & Wyoming, Inc., Class A*	21,323	1,733,986
Knight-Swift Transportation Holdings, Inc.	45,695	1,746,006
Landstar System, Inc.	14,949	1,632,431
Old Dominion Freight Line, Inc.	24,095	3,589,191
Ryder System, Inc.	18,950	1,361,747
Werner Enterprises, Inc.	16,158	606,733

		11,501,217

Trading Companies & Distributors (0.7%)
GATX Corp. (x)	13,420	996,167
MSC Industrial Direct Co., Inc., Class A	16,277	1,381,103
NOW, Inc.*	37,797	503,834
Watsco, Inc.	11,382	2,029,183

		4,910,287

Total Industrials		90,656,415

Information Technology (14.6%)
Communications Equipment (1.2%)
ARRIS International plc*	62,190	1,520,234
Ciena Corp.*	50,882	1,348,882
InterDigital, Inc.	12,337	998,063
Lumentum Holdings, Inc.*	22,346	1,293,833
NetScout Systems, Inc.*	28,315	840,956
Plantronics, Inc.	11,879	905,774
ViaSat, Inc. (x)*	19,321	1,269,776

		8,177,518

Electronic Equipment, Instruments & Components (4.0%)
Arrow Electronics, Inc.*	31,180	2,347,230
Avnet, Inc.	42,307	1,814,547
Belden, Inc.	14,781	903,415
Cognex Corp.	61,211	2,730,623
Coherent, Inc.*	8,870	1,387,445
Jabil, Inc.	60,942	1,685,656
Keysight Technologies, Inc.*	66,414	3,920,419
Littelfuse, Inc.	8,863	2,022,359
National Instruments Corp.	38,388	1,611,528
SYNNEX Corp.	10,339	997,817
Tech Data Corp.*	12,473	1,024,283
Trimble, Inc.*	88,500	2,906,341
VeriFone Systems, Inc.*	38,933	888,451
Vishay Intertechnology, Inc.	47,062	1,091,838
Zebra Technologies Corp., Class A*	18,966	2,716,880

		28,048,832

Internet Software & Services (0.6%)
Cars.com, Inc.*	25,693	729,424
j2 Global, Inc.	17,336	1,501,471
LogMeIn, Inc.	18,497	1,909,815

		4,140,710

IT Services (2.9%)
Acxiom Corp.*	27,780	832,011
Convergys Corp.	32,137	785,428
CoreLogic, Inc.*	29,091	1,509,823
Jack Henry & Associates, Inc.	27,429	3,575,645
Leidos Holdings, Inc.	50,683	2,990,297
MAXIMUS, Inc.	23,319	1,448,343
Perspecta, Inc.	51,036	1,048,790
Sabre Corp.	89,875	2,214,520
Science Applications International Corp.	15,086	1,220,910
Teradata Corp.*	43,043	1,728,176
WEX, Inc.*	14,228	2,710,149

		20,064,092

Semiconductors & Semiconductor Equipment (2.5%)
Cirrus Logic, Inc.*	22,282	854,069
Cree, Inc.*	35,691	1,483,675
Cypress Semiconductor Corp.	127,306	1,983,427
First Solar, Inc.*	29,099	1,532,353
Integrated Device Technology, Inc.*	45,980	1,465,842
MKS Instruments, Inc.	19,408	1,857,346
Monolithic Power Systems, Inc.	13,672	1,827,536
Silicon Laboratories, Inc.*	15,348	1,528,661
Synaptics, Inc.*	12,408	624,991
Teradyne, Inc.	67,989	2,588,342
Versum Materials, Inc.	38,420	1,427,303

		17,173,545

Software (3.2%)
ACI Worldwide, Inc.*	41,005	1,011,593
Blackbaud, Inc.	17,230	1,765,214
CDK Global, Inc.	43,981	2,860,964
CommVault Systems, Inc.*	15,034	989,989
Fair Isaac Corp.*	10,605	2,050,159
Fortinet, Inc.*	51,341	3,205,219
Manhattan Associates, Inc.*	24,001	1,128,287
PTC, Inc.*	41,006	3,846,772
Tyler Technologies, Inc.*	12,636	2,806,456
Ultimate Software Group, Inc. (The)*	10,329	2,657,755

		22,322,408

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	41,843	1,254,453

Total Information Technology		101,181,558

Materials (6.4%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	22,199	1,735,518
Cabot Corp.	21,811	1,347,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Chemours Co. (The)	63,230	$2,804,882
Minerals Technologies, Inc.	12,454	938,409
NewMarket Corp.	3,240	1,310,580
Olin Corp.	59,561	1,710,592
PolyOne Corp.	28,556	1,234,190
RPM International, Inc.	47,580	2,774,865
Scotts Miracle-Gro Co. (The)	13,804	1,147,941
Sensient Technologies Corp.	15,261	1,091,925
Valvoline, Inc.	70,579	1,522,389

		17,618,556

Construction Materials (0.3%)
Eagle Materials, Inc.	17,150	1,800,236

Containers & Packaging (1.1%)
AptarGroup, Inc.	22,190	2,072,102
Bemis Co., Inc.	32,092	1,354,603
Greif, Inc., Class A	9,137	483,256
Owens-Illinois, Inc.*	57,612	968,458
Silgan Holdings, Inc.	26,018	698,063
Sonoco Products Co.	35,432	1,860,180

		7,436,662

Metals & Mining (2.1%)
Allegheny Technologies, Inc.*	44,358	1,114,273
Carpenter Technology Corp.	16,568	870,980
Commercial Metals Co.	41,729	880,899
Compass Minerals International, Inc. (x)	11,893	781,965
Reliance Steel & Aluminum Co.	25,707	2,250,391
Royal Gold, Inc.	23,304	2,163,543
Steel Dynamics, Inc.	83,834	3,852,172
United States Steel Corp.	62,808	2,182,578
Worthington Industries, Inc.	15,343	643,946

		14,740,747

Paper & Forest Products (0.4%)
Domtar Corp.	22,136	1,056,773
Louisiana-Pacific Corp.	51,751	1,408,662

		2,465,435

Total Materials		44,061,636

Real Estate (8.7%)
Equity Real Estate Investment Trusts (REITs) (8.3%)
Alexander & Baldwin, Inc. (REIT)	24,311	571,309
American Campus Communities, Inc. (REIT)	48,665	2,086,755
Camden Property Trust (REIT)	33,069	3,013,577
CoreCivic, Inc. (REIT)	41,753	997,479
CoreSite Realty Corp. (REIT)	12,269	1,359,651
Corporate Office Properties Trust (REIT)	35,706	1,035,117
Cousins Properties, Inc. (REIT)	148,090	1,434,992
CyrusOne, Inc. (REIT)	35,250	2,057,190
DCT Industrial Trust, Inc. (REIT)	33,502	2,235,588
Douglas Emmett, Inc. (REIT)	56,744	2,279,974
Education Realty Trust, Inc. (REIT)	26,864	1,114,856
EPR Properties (REIT)	23,111	1,497,362
First Industrial Realty Trust, Inc. (REIT)	44,666	1,489,164
GEO Group, Inc. (The) (REIT)	43,776	1,205,591
Healthcare Realty Trust, Inc. (REIT)	44,096	1,282,312
Highwoods Properties, Inc. (REIT)	36,905	1,872,191
Hospitality Properties Trust (REIT)	57,971	1,658,550
JBG SMITH Properties (REIT)	32,935	1,201,139
Kilroy Realty Corp. (REIT)	35,236	2,665,251
Lamar Advertising Co. (REIT), Class A	29,885	2,041,444
LaSalle Hotel Properties (REIT)	39,285	1,344,726
Liberty Property Trust (REIT)	52,657	2,334,285
Life Storage, Inc. (REIT)	16,595	1,614,859
Mack-Cali Realty Corp. (REIT)	32,256	654,152
Medical Properties Trust, Inc. (REIT)	130,009	1,825,326
National Retail Properties, Inc. (REIT)	54,243	2,384,522
Omega Healthcare Investors, Inc. (REIT) (x)	70,662	2,190,522
PotlatchDeltic Corp. (REIT)	21,564	1,096,529
Quality Care Properties, Inc. (REIT)*	33,103	712,046
Rayonier, Inc. (REIT)	46,064	1,782,216
Sabra Health Care REIT, Inc. (REIT)	62,935	1,367,578
Senior Housing Properties Trust (REIT)	83,867	1,517,154
Tanger Factory Outlet Centers, Inc. (REIT) (x)	33,167	779,093
Taubman Centers, Inc. (REIT)	21,827	1,282,555
Uniti Group, Inc. (REIT)	59,030	1,182,371
Urban Edge Properties (REIT)	37,395	855,224
Weingarten Realty Investors (REIT)	42,150	1,298,642

		57,321,292

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	16,169	2,683,892

Total Real Estate		60,005,184

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	33,280	912,538

Total Telecommunication Services		912,538

Utilities (4.4%)
Electric Utilities (1.2%)
ALLETE, Inc.	18,191	1,408,165
Hawaiian Electric Industries, Inc.	38,389	1,316,743
IDACORP, Inc.	17,972	1,657,737
OGE Energy Corp.	71,026	2,500,826
PNM Resources, Inc.	28,130	1,094,257

		7,977,728

Gas Utilities (2.0%)
Atmos Energy Corp.	39,363	3,548,180
National Fuel Gas Co.	30,649	1,623,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
New Jersey Resources Corp.	31,358	$1,403,271
ONE Gas, Inc.	18,715	1,398,759
Southwest Gas Holdings, Inc.	17,263	1,316,649
UGI Corp.	61,431	3,198,712
WGL Holdings, Inc.	18,319	1,625,811

		14,114,553

Multi-Utilities (0.9%)
Black Hills Corp.	18,913	1,157,665
MDU Resources Group, Inc.	69,599	1,996,099
NorthWestern Corp.	17,760	1,016,760
Vectren Corp.	29,535	2,110,276

		6,280,800

Water Utilities (0.3%)
Aqua America, Inc.	63,271	2,225,874

Total Utilities		30,598,955

Total Common Stocks (90.2%) (Cost $475,667,833)		625,421,596

SHORT-TERM INVESTMENTS:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	26,214,742	26,219,985

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,500,438, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $2,550,001. (xx)	$2,500,000	2,500,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $900,149, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $918,000. (xx)	900,000	900,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,000,848, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,108,575. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $306,002. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $612,001. (xx)	600,000	600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $612,002. (xx)	600,000	600,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,000,183, collateralized by various Common Stocks; total market value $1,112,195. (xx)	1,000,000	1,000,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $478,389, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $487,905. (xx)	478,306	478,306
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $3,060,046. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,800,485, collateralized by various Common Stocks; total market value $3,116,095. (xx)	2,800,000	2,800,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,800,485, collateralized by various Common Stocks; total market value $3,116,095. (xx)	2,800,000	2,800,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $1,000,410, collateralized by various Common Stocks; total market value $1,112,891. (xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		17,978,306

Total Short-Term Investments (6.4%) (Cost $44,198,320)		44,198,291

Total Investments in Securities (96.6%) (Cost $519,866,153)		669,619,887
Other Assets Less Liabilities (3.4%)		23,245,097

Net Assets (100%)		$692,864,984

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $19,517,349. This was secured by cash collateral of $17,978,306 which was subsequently invested in joint repurchase agreements with a total value of $17,978,306, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,074,142 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	347	9/2018	USD	67,876,670	(1,531,776)

					(1,531,776)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$81,521,194	$—	$—	$81,521,194
Consumer Staples	21,749,157	—	—	21,749,157
Energy	33,406,729	—	—	33,406,729
Financials	103,220,057	—	—	103,220,057
Health Care	58,108,173	—	—	58,108,173
Industrials	90,656,415	—	—	90,656,415
Information Technology	101,181,558	—	—	101,181,558
Materials	44,061,636	—	—	44,061,636
Real Estate	60,005,184	—	—	60,005,184
Telecommunication Services	912,538	—	—	912,538
Utilities	30,598,955	—	—	30,598,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$26,219,985	$—	$—	$26,219,985
Repurchase Agreements	—	17,978,306	—	17,978,306

Total Assets	$651,641,581	$17,978,306	$—	$669,619,887

Liabilities:
Futures	$(1,531,776)	$—	$—	$(1,531,776)

Total Liabilities	$(1,531,776)	$—	$—	$(1,531,776)

Total	$650,109,805	$17,978,306	$—	$668,088,111

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealizeddepreciation	$(1,531,776	)*

Total		$(1,531,776)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$3,497,635	$3,497,635

Total	$3,497,635	$3,497,635

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(1,964,898)	$(1,964,898)

Total	$(1,964,898)	$(1,964,898)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $63,996,000 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 41%)*	$51,717,782
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 48%)*	$80,676,179

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,423,150
Aggregate gross unrealized depreciation	(33,694,596)

Net unrealized appreciation	$147,728,554

Federal income tax cost of investments in securities and derivative instruments, if applicable	$520,359,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $501,887,847)	$651,641,581
Repurchase Agreements (Cost $17,978,306)	17,978,306
Cash	36,832,140
Cash held as collateral at broker	2,568,100
Receivable for securities sold	4,059,136
Dividends, interest and other receivables	633,058
Due from broker for futures variation margin	67,578
Receivable from Separate Accounts for Portfolio shares sold	25,222
Securities lending income receivable	15,107
Other assets	7,345

Total assets	713,827,573

LIABILITIES
Payable for return of collateral on securities loaned	17,978,306
Payable for securities purchased	2,149,403
Payable to Separate Accounts for Portfolio shares redeemed	346,672
Investment management fees payable	261,652
Distribution fees payable – Class IB	90,941
Administrative fees payable	70,608
Trustees’ fees payable	40
Accrued expenses	64,967

Total liabilities	20,962,589

NET ASSETS	$692,864,984

Net assets were comprised of:
Paid in capital	$500,278,628
Accumulated undistributed net investment income (loss)	3,071,677
Accumulated undistributed net realized gain (loss)	41,292,721
Net unrealized appreciation (depreciation)	148,221,958

Net assets	$692,864,984

Class IB
Net asset value, offering and redemption price per share, $433,241,275 / 18,635,189 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.25

Class K
Net asset value, offering and redemption price per share, $259,623,709 / 11,057,136 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.48

(x)	Includes value of securities on loan of $19,517,349.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,611 foreign withholding tax)	$5,338,878
Interest	197,125
Securities lending (net)	118,863

Total income	5,654,866

EXPENSES
Investment management fees	1,558,937
Distribution fees – Class IB	547,444
Administrative fees	418,877
Custodian fees	30,943
Professional fees	30,537
Printing and mailing expenses	25,726
Trustees’ fees	7,654
Miscellaneous	7,552

Gross expenses	2,627,670
Less: Waiver from investment manager	(1,211)

Net expenses	2,626,459

NET INVESTMENT INCOME (LOSS)	3,028,407

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	31,206,164
Futures contracts	3,497,635

Net realized gain (loss)	34,703,799

Change in unrealized appreciation (depreciation) on:
Investments in securities	(14,670,888)
Futures contracts	(1,964,898)

Net change in unrealized appreciation (depreciation)	(16,635,786)

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,068,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,096,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,028,407	$4,138,085
Net realized gain (loss)	34,703,799	54,209,354
Net change in unrealized appreciation (depreciation)	(16,635,786)	43,440,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,096,420	101,787,508

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(2,740,615)
Class K	—	(2,109,965)

	—	(4,850,580)

Distributions from net realized capital gains
Class IB	—	(34,527,846)
Class K	—	(19,487,327)

	—	(54,015,173)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(58,865,753)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 401,628 and 1,234,971 shares, respectively ]	9,167,889	27,439,687
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,683,060 shares, respectively ]	—	37,268,461
Capital shares repurchased [ (1,694,778) and (3,228,986) shares, respectively ]	(38,795,656)	(72,771,223)

Total Class IB transactions	(29,627,767)	(8,063,075)

Class K
Capital shares sold [ 202,784 and 607,017 shares, respectively ]	4,677,231	13,741,942
Capital shares issued in reinvestment of dividends and distributions [ 0 and 966,986 shares, respectively ]	—	21,597,292
Capital shares repurchased [ (342,772) and (3,139,699) shares, respectively ]	(7,877,704)	(73,147,682)

Total Class K transactions	(3,200,473)	(37,808,448)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,828,240)	(45,871,523)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,731,820)	(2,949,768)
NET ASSETS:
Beginning of period	704,596,804	707,546,572

End of period (a)	$692,864,984	$704,596,804

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,071,677	$43,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
		2014	2013
Net asset value, beginning of year	$20.75	$20.06	$15.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	(0.07)†
Net realized and unrealized gain (loss)	1.13	1.70	5.08

Total from investment operations	1.14	1.76	5.01

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)
Distributions from net realized gains	—	(1.01)	(0.85)

Total dividends and distributions	—	(1.07)	(0.88)

Net asset value, end of period	$21.89	$20.75	$20.06

Total return (b)	5.49%	8.81%	31.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%
Before waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%	0.30%	(0.40)%
Before waivers and reimbursements (a)(f)	0.24%	0.30%	(0.40)%
Portfolio turnover rate^	20%	13%	12%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$22.57	$21.37	$18.75	$20.61	$19.93	$15.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.11	0.16	0.10	0.06	0.04
Net realized and unrealized gain (loss)	0.59	3.10	3.54	(0.76)	1.69	4.94

Total from investment operations	0.68	3.21	3.70	(0.66)	1.75	4.98

Less distributions:
Dividends from net investment income	—	(0.15)	(0.16)	(0.10)	(0.06)	(0.03)
Distributions from net realized gains	—	(1.86)	(0.92)	(1.10)	(1.01)	(0.85)

Total dividends and distributions	—	(2.01)	(1.08)	(1.20)	(1.07)	(0.88)

Net asset value, end of period	$23.25	$22.57	$21.37	$18.75	$20.61	$19.93

Total return (b)	3.01%	15.26%	19.68%	(3.13)%	8.82%	31.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$433,241	$449,715	$432,612	$394,461	$439,683	$462,533
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%	0.85%	0.86%	0.88%	0.92%
Before waivers and reimbursements (a)(f)	0.85%	0.85%	0.86%	0.86%	0.88%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.78%	0.48%	0.79%	0.48%	0.29%	0.22%
Before waivers and reimbursements (a)(f)	0.78%	0.48%	0.78%	0.48%	0.29%	0.22%
Portfolio turnover rate (z)^	8%	16%	19%	20%	13%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$22.76	$21.54	$18.89	$20.76	$20.07	$15.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.16	0.21	0.16	0.12	0.07
Net realized and unrealized gain (loss)	0.60	3.12	3.57	(0.78)	1.70	5.00

Total from investment operations	0.72	3.28	3.78	(0.62)	1.82	5.07

Less distributions:
Dividends from net investment income	—	(0.20)	(0.21)	(0.15)	(0.12)	(0.08)
Distributions from net realized gains	—	(1.86)	(0.92)	(1.10)	(1.01)	(0.85)

Total dividends and distributions	—	(2.06)	(1.13)	(1.25)	(1.13)	(0.93)

Net asset value, end of period	$23.48	$22.76	$21.54	$18.89	$20.76	$20.07

Total return (b)	3.16%	15.50%	20.00%	(2.90)%	9.08%	32.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,624	$254,882	$274,935	$238,681	$210,300	$158,656
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.61%	0.63%	0.68%
Before waivers and reimbursements (a)(f)	0.60%	0.60%	0.61%	0.61%	0.63%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.03%	0.72%	1.04%	0.74%	0.56%	0.37%
Before waivers and reimbursements (a)(f)	1.03%	0.72%	1.03%	0.74%	0.56%	0.37%
Portfolio turnover rate (z)^	8%	16%	19%	20%	13%	12%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	16.4%
Health Care	14.2
Information Technology	13.7
Industrials	13.4
Consumer Discretionary	12.2
Repurchase Agreements	7.5
Real Estate	6.6
Energy	4.6
Investment Company	4.3
Materials	3.9
Utilities	3.0
Consumer Staples	2.5
Telecommunication Services	0.6
Cash and Other	(2.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,072.90	$4.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.69	4.15
Class K
Actual	1,000.00	1,074.28	2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.90

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.83% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	169,572	$2,638,540
Cooper Tire & Rubber Co.	77,534	2,039,144
Cooper-Standard Holdings, Inc.*	27,276	3,564,155
Dana, Inc.	222,631	4,494,920
Dorman Products, Inc.*	40,884	2,792,786
Fox Factory Holding Corp.*	54,855	2,553,500
Gentherm, Inc.*	55,052	2,163,544
LCI Industries	37,177	3,351,507
Modine Manufacturing Co.*	75,541	1,378,623
Motorcar Parts of America, Inc. (x)*	28,007	524,011
Shiloh Industries, Inc.*	23,237	202,162
Standard Motor Products, Inc.	32,465	1,569,358
Stoneridge, Inc.*	40,897	1,437,121
Superior Industries International, Inc.	36,649	656,017
Tenneco, Inc.	77,717	3,416,439
Tower International, Inc.	30,327	964,399

		33,746,226

Automobiles (0.1%)
Winnebago Industries, Inc.	47,608	1,932,885

Distributors (0.1%)
Core-Mark Holding Co., Inc.	68,825	1,562,328
Funko, Inc., Class A (x)*	17,491	219,512
Weyco Group, Inc.	8,303	302,229

		2,084,069

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	90,936	4,374,022
American Public Education, Inc.*	24,321	1,023,914
Cambium Learning Group, Inc.*	22,604	252,035
Capella Education Co.	17,547	1,731,889
Career Education Corp.*	102,083	1,650,682
Carriage Services, Inc.	22,376	549,331
Chegg, Inc.*	161,293	4,482,332
Houghton Mifflin Harcourt Co.*	156,246	1,195,282
K12, Inc.*	58,139	951,735
Laureate Education, Inc., Class A*	79,574	1,140,295
Regis Corp.*	55,693	921,162
Sotheby’s*	55,730	3,028,368
Strayer Education, Inc.	16,395	1,852,799
Weight Watchers International, Inc.*	58,438	5,908,083

		29,061,929

Hotels, Restaurants & Leisure (2.7%)
BBX Capital Corp. (x)	98,520	889,636
Belmond Ltd., Class A*	136,354	1,520,347
Biglari Holdings, Inc., Class A*	160	152,000
BJ’s Restaurants, Inc.	30,953	1,857,180
Bloomin’ Brands, Inc.	127,280	2,558,328
Bluegreen Vacations Corp. (x)	10,411	247,782
Bojangles’, Inc.*	25,842	372,125
Boyd Gaming Corp.	126,061	4,369,274
Brinker International, Inc. (x)	68,040	3,238,704
Carrols Restaurant Group, Inc.*	52,491	779,491
Century Casinos, Inc.*	43,532	380,905
Cheesecake Factory, Inc. (The)	64,895	3,573,119
Churchill Downs, Inc.	17,992	5,334,628
Chuy’s Holdings, Inc.*	24,571	754,330
Cracker Barrel Old Country Store, Inc. (x)	29,177	4,557,739
Dave & Buster’s Entertainment, Inc.*	61,614	2,932,826
Del Frisco’s Restaurant Group, Inc.*	33,029	416,165
Del Taco Restaurants, Inc.*	49,690	704,604
Denny’s Corp.*	92,977	1,481,124
Dine Brands Global, Inc.	25,639	1,917,797
Drive Shack, Inc.*	94,062	726,159
El Pollo Loco Holdings, Inc.*	29,452	335,753
Eldorado Resorts, Inc. (x)*	100,268	3,920,479
Empire Resorts, Inc. (x)*	6,727	133,195
Fiesta Restaurant Group, Inc.*	37,949	1,089,136
Golden Entertainment, Inc.*	26,726	721,335
Habit Restaurants, Inc. (The), Class A*	30,189	301,890
ILG, Inc.	158,377	5,231,192
International Speedway Corp., Class A	37,020	1,654,794
J Alexander’s Holdings, Inc.*	18,500	206,275
Jack in the Box, Inc.	44,692	3,804,183
Lindblad Expeditions Holdings, Inc.*	29,907	396,268
Marriott Vacations Worldwide Corp.	32,603	3,682,835
Monarch Casino & Resort, Inc.*	16,813	740,613
Nathan’s Famous, Inc.	4,192	394,467
Noodles & Co. (x)*	21,790	268,017
OBH, Inc.*	1,603	294,134
Papa John’s International, Inc.	34,454	1,747,507
Penn National Gaming, Inc.*	119,268	4,006,212
Pinnacle Entertainment, Inc.*	80,246	2,706,698
Planet Fitness, Inc., Class A*	134,005	5,888,180
PlayAGS, Inc.*	24,248	656,393
Potbelly Corp.*	34,555	447,487
RCI Hospitality Holdings, Inc.	13,509	427,560
Red Lion Hotels Corp.*	26,082	303,855
Red Robin Gourmet Burgers, Inc.*	19,910	927,806
Red Rock Resorts, Inc., Class A	106,281	3,560,414
Ruth’s Hospitality Group, Inc.	45,360	1,272,348
Scientific Games Corp., Class A*	83,382	4,098,225
SeaWorld Entertainment, Inc. (x)*	83,306	1,817,737
Shake Shack, Inc., Class A (x)*	37,396	2,474,867
Sonic Corp. (x)	54,055	1,860,573
Speedway Motorsports, Inc.	18,967	329,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Roadhouse, Inc.	102,565	$6,719,032
Town Sports International Holdings, Inc.*	21,486	312,621
Wingstop, Inc.	43,976	2,292,029
Zoe’s Kitchen, Inc. (x)*	28,291	276,120

		104,063,760

Household Durables (1.5%)
AV Homes, Inc.*	17,732	379,465
Bassett Furniture Industries, Inc.	14,567	401,321
Beazer Homes USA, Inc.*	46,109	680,108
Cavco Industries, Inc.*	12,969	2,693,013
Century Communities, Inc.*	39,029	1,231,365
Ethan Allen Interiors, Inc.	37,610	921,445
Flexsteel Industries, Inc.	11,475	457,853
GoPro, Inc., Class A (x)*	172,093	1,108,279
Green Brick Partners, Inc.*	34,986	342,863
Hamilton Beach Brands Holding Co., Class A	10,587	307,552
Helen of Troy Ltd.*	40,791	4,015,874
Hooker Furniture Corp.	18,046	846,357
Hovnanian Enterprises, Inc., Class A*	199,158	324,628
Installed Building Products, Inc.*	32,847	1,857,498
iRobot Corp. (x)*	41,084	3,112,935
KB Home	130,834	3,563,918
La-Z-Boy, Inc.	71,473	2,187,074
LGI Homes, Inc. (x)*	28,107	1,622,617
Lifetime Brands, Inc.	14,836	187,675
M/I Homes, Inc.*	42,125	1,115,470
M.D.C. Holdings, Inc.	68,425	2,105,437
Meritage Homes Corp.*	58,054	2,551,473
New Home Co., Inc. (The)*	18,534	184,784
PICO Holdings, Inc.*	34,249	399,001
Purple Innovation, Inc. (x)*	8,329	70,797
Roku, Inc. (x)*	65,671	2,798,898
Skyline Champion Corp. (x)	10,363	363,120
Taylor Morrison Home Corp., Class A*	170,914	3,551,593
TopBuild Corp.*	53,772	4,212,497
TRI Pointe Group, Inc.*	230,144	3,765,156
Tupperware Brands Corp.	78,018	3,217,462
Turtle Beach Corp.*	11,895	241,706
Universal Electronics, Inc.*	21,323	704,725
Vuzix Corp. (x)*	32,913	245,202
William Lyon Homes, Class A*	47,671	1,105,967
ZAGG, Inc.*	41,543	718,694

		53,593,822

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	42,641	535,145
Duluth Holdings, Inc., Class B (x)*	14,127	336,081
Fluent, Inc. (x)*	56,640	138,768
Gaia, Inc.*	16,882	341,861
Groupon, Inc.*	669,414	2,878,480
Lands’ End, Inc.*	16,031	447,265
Liberty Expedia Holdings, Inc., Class A*	82,240	3,613,625
Liberty TripAdvisor Holdings, Inc., Class A*	111,668	1,797,855
Nutrisystem, Inc.	45,140	1,737,890
Overstock.com, Inc. (x)*	31,450	1,058,293
PetMed Express, Inc. (x)	30,775	1,355,639
Shutterfly, Inc.*	50,084	4,509,062

		18,749,964

Leisure Products (0.3%)
Acushnet Holdings Corp.	52,761	1,290,534
American Outdoor Brands Corp.*	82,047	987,025
Callaway Golf Co.	142,517	2,703,546
Clarus Corp.*	29,107	240,133
Escalade, Inc.	17,176	242,182
Johnson Outdoors, Inc., Class A	6,969	589,090
Malibu Boats, Inc., Class A*	30,840	1,293,430
Marine Products Corp.	12,209	217,076
MCBC Holdings, Inc.*	28,077	812,829
Nautilus, Inc.*	45,398	712,749
Sturm Ruger & Co., Inc. (x)	25,716	1,440,096
Vista Outdoor, Inc.*	86,385	1,338,104

		11,866,794

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A (x)	77,942	1,239,278
Beasley Broadcast Group, Inc., Class A	7,247	81,166
Boston Omaha Corp., Class A (x)*	7,520	158,446
Central European Media Enterprises Ltd., Class A*	123,375	512,006
Clear Channel Outdoor Holdings, Inc., Class A	54,435	234,071
Daily Journal Corp. (x)*	1,764	406,073
Emerald Expositions Events, Inc.	37,477	772,026
Entercom Communications Corp., Class A (x)	190,168	1,435,768
Entravision Communications Corp., Class A	104,453	522,265
Eros International plc*	45,325	589,225
EW Scripps Co. (The), Class A	70,600	945,334
Gannett Co., Inc.	172,642	1,847,269
Gray Television, Inc.*	123,953	1,958,457
Hemisphere Media Group, Inc.*	23,342	305,780
IMAX Corp.*	83,944	1,859,360
Liberty Latin America Ltd., Class A (x)*	65,779	1,257,694
Liberty Latin America Ltd., Class C*	171,701	3,327,566
Liberty Media Corp.-Liberty Braves, Class A*	16,037	412,311
Liberty Media Corp.-Liberty Braves, Class C*	54,350	1,405,491
LiveXLive Media, Inc. (x)*	40,722	234,966
Loral Space & Communications, Inc.*	19,115	718,724
Marcus Corp. (The)	28,473	925,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MDC Partners, Inc., Class A*	85,960	$395,416
Meredith Corp. (x)	60,228	3,071,628
MSG Networks, Inc., Class A*	90,827	2,175,307
National CineMedia, Inc.	117,235	984,774
New Media Investment Group, Inc.	90,971	1,681,144
New York Times Co. (The), Class A (x)	199,087	5,156,354
Nexstar Media Group, Inc., Class A	67,991	4,990,540
Reading International, Inc., Class A*	26,026	415,115
Saga Communications, Inc., Class A	5,420	208,670
Scholastic Corp.	42,698	1,891,948
Sinclair Broadcast Group, Inc., Class A	109,604	3,523,769
TEGNA, Inc.	328,724	3,566,655
tronc, Inc.*	30,747	531,308
WideOpenWest, Inc.*	46,495	449,142
World Wrestling Entertainment, Inc., Class A (x)	63,993	4,659,970

		54,850,389

Multiline Retail (0.3%)
Big Lots, Inc.	64,181	2,681,482
Dillard’s, Inc., Class A (x)	17,929	1,694,291
JC Penney Co., Inc. (x)*	470,213	1,100,298
Ollie’s Bargain Outlet Holdings, Inc.*	75,400	5,466,500
Sears Holdings Corp. (x)*	62,091	147,156

		11,089,727

Specialty Retail (2.7%)
Aaron’s, Inc.	106,790	4,640,026
Abercrombie & Fitch Co., Class A	102,848	2,517,719
American Eagle Outfitters, Inc.	245,037	5,697,110
America’s Car-Mart, Inc.*	9,053	560,381
Asbury Automotive Group, Inc.*	31,069	2,129,780
Ascena Retail Group, Inc.*	260,501	1,038,096
At Home Group, Inc.*	40,225	1,574,809
Barnes & Noble Education, Inc.*	58,311	328,874
Barnes & Noble, Inc.	92,338	586,346
Bed Bath & Beyond, Inc. (x)	204,422	4,073,108
Big 5 Sporting Goods Corp. (x)	32,020	243,352
Boot Barn Holdings, Inc.*	29,004	601,833
Buckle, Inc. (The) (x)	43,423	1,168,079
Caleres, Inc.	63,947	2,199,137
Camping World Holdings, Inc., Class A (x)	49,872	1,245,803
Carvana Co. (x)*	43,159	1,795,414
Cato Corp. (The), Class A	34,185	841,635
Chico’s FAS, Inc.	194,668	1,584,598
Children’s Place, Inc. (The)	24,345	2,940,876
Citi Trends, Inc.	21,226	582,441
Conn’s, Inc. (x)*	29,836	984,588
Container Store Group, Inc. (The)*	21,378	179,789
DSW, Inc., Class A	104,498	2,698,138
Express, Inc.*	112,441	1,028,835
Five Below, Inc.*	82,859	8,096,154
Francesca’s Holdings Corp.*	55,607	419,833
GameStop Corp., Class A (x)	153,028	2,229,618
Genesco, Inc.*	28,921	1,148,164
GNC Holdings, Inc., Class A (x)*	124,457	438,089
Group 1 Automotive, Inc.	29,868	1,881,684
Guess?, Inc.	87,504	1,872,586
Haverty Furniture Cos., Inc.	27,808	600,653
Hibbett Sports, Inc. (x)*	29,185	668,337
Hudson Ltd., Class A*	58,108	1,016,309
J. Jill, Inc.*	25,001	233,509
Kirkland’s, Inc.*	23,696	275,821
Lithia Motors, Inc., Class A	36,100	3,413,977
Lumber Liquidators Holdings, Inc. (x)*	42,712	1,040,037
MarineMax, Inc.*	33,156	628,306
Monro, Inc. (x)	48,439	2,814,306
Murphy USA, Inc.*	47,108	3,499,653
National Vision Holdings, Inc.*	51,542	1,884,891
New York & Co., Inc.*	42,902	219,658
Office Depot, Inc.	845,604	2,156,290
Party City Holdco, Inc. (x)*	50,585	771,421
Pier 1 Imports, Inc.	124,409	296,093
Rent-A-Center, Inc. (x)*	65,348	961,923
RH (x)*	29,579	4,132,186
Sally Beauty Holdings, Inc. (x)*	185,775	2,977,973
Shoe Carnival, Inc.	16,728	542,824
Signet Jewelers Ltd.	89,529	4,991,242
Sleep Number Corp.*	57,672	1,673,641
Sonic Automotive, Inc., Class A	34,929	719,537
Sportsman’s Warehouse Holdings, Inc. (x)*	54,426	278,661
Tailored Brands, Inc. (x)	75,473	1,926,071
Tile Shop Holdings, Inc.	57,509	442,819
Tilly’s, Inc., Class A	21,102	319,695
Winmark Corp.	3,720	552,234
Zumiez, Inc.*	27,579	690,854

		97,055,816

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	101,146	1,781,181
Culp, Inc.	15,749	386,638
Deckers Outdoor Corp.*	48,328	5,455,748
Fossil Group, Inc. (x)*	69,184	1,858,974
G-III Apparel Group Ltd.*	66,068	2,933,419
Movado Group, Inc.	24,146	1,166,252
Oxford Industries, Inc.	24,975	2,072,426
Perry Ellis International, Inc.*	18,634	506,286
Rocky Brands, Inc. (x)	10,271	308,130
Steven Madden Ltd.	88,330	4,690,323
Superior Group of Cos., Inc.	12,427	257,363
Unifi, Inc.*	22,922	726,627
Vera Bradley, Inc.*	34,379	482,681
Wolverine World Wide, Inc.	139,104	4,836,646

		27,462,694

Total Consumer Discretionary		445,558,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	12,610	$3,779,216
Castle Brands, Inc. (x)*	129,033	153,549
Celsius Holdings, Inc. (x)*	32,365	148,879
Coca-Cola Bottling Co. Consolidated	7,243	978,747
Craft Brew Alliance, Inc.*	20,172	416,552
MGP Ingredients, Inc.	19,578	1,738,722
National Beverage Corp. (x)*	17,655	1,887,320
Primo Water Corp.*	38,294	669,762

		9,772,747

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	41,461	1,417,966
Chefs’ Warehouse, Inc. (The)*	33,665	959,453
Ingles Markets, Inc., Class A	20,698	658,196
Natural Grocers by Vitamin Cottage, Inc. (x)*	12,348	157,314
Performance Food Group Co.*	154,312	5,663,251
PriceSmart, Inc.	33,648	3,045,144
Rite Aid Corp. (x)*	1,595,780	2,760,699
Smart & Final Stores, Inc.*	33,284	184,726
SpartanNash Co.	56,017	1,429,554
SUPERVALU, Inc. (x)*	57,430	1,178,464
United Natural Foods, Inc.*	76,533	3,264,898
Village Super Market, Inc., Class A	11,388	335,490
Weis Markets, Inc.	14,486	772,683

		21,827,838

Food Products (0.9%)
Alico, Inc.	4,941	156,630
B&G Foods, Inc. (x)	99,904	2,987,130
Calavo Growers, Inc. (x)	24,272	2,333,753
Cal-Maine Foods, Inc.*	47,122	2,160,544
Darling Ingredients, Inc.*	247,983	4,929,901
Dean Foods Co.	137,464	1,444,747
Farmer Brothers Co.*	16,064	490,755
Fresh Del Monte Produce, Inc.	47,649	2,122,763
Freshpet, Inc. (x)*	39,679	1,089,189
Hostess Brands, Inc.*	149,338	2,030,997
J&J Snack Foods Corp.	22,613	3,447,804
John B Sanfilippo & Son, Inc.	12,922	962,043
Lancaster Colony Corp.	28,259	3,911,610
Landec Corp.*	42,430	632,207
Limoneira Co.	17,789	437,787
Sanderson Farms, Inc.	30,995	3,259,124
Seneca Foods Corp., Class A*	10,342	279,234
Simply Good Foods Co. (The)*	90,273	1,303,542
Tootsie Roll Industries, Inc. (x)	25,614	790,192

		34,769,952

Household Products (0.2%)
Central Garden & Pet Co.*	17,042	740,986
Central Garden & Pet Co., Class A*	53,072	2,147,824
HRG Group, Inc.*	188,619	2,469,023
Oil-Dri Corp. of America	7,361	310,193
WD-40 Co.	20,368	2,978,819

		8,646,845

Personal Products (0.3%)
Edgewell Personal Care Co.*	81,506	4,112,793
elf Beauty, Inc. (x)*	34,521	526,100
Inter Parfums, Inc.	26,768	1,432,088
Medifast, Inc.	17,715	2,837,234
Natural Health Trends Corp. (x)	11,606	290,382
Nature’s Sunshine Products, Inc.*	17,046	159,380
Revlon, Inc., Class A (x)*	12,560	220,428
USANA Health Sciences, Inc.*	19,212	2,215,144

		11,793,549

Tobacco (0.2%)
22nd Century Group, Inc. (x)*	175,480	431,681
Alliance One International, Inc. (x)*	12,619	200,011
Turning Point Brands, Inc.	11,674	372,401
Universal Corp.	37,104	2,450,719
Vector Group Ltd. (x)	149,524	2,852,918

		6,307,730

Total Consumer Staples		93,118,661

Energy (4.6%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	198,627	2,383,524
Basic Energy Services, Inc.*	31,340	348,187
Bristow Group, Inc.*	50,710	715,518
C&J Energy Services, Inc.*	97,402	2,298,687
Cactus, Inc., Class A*	40,291	1,361,433
CARBO Ceramics, Inc. (x)*	33,660	308,662
Covia Holdings Corp.*	46,906	870,575
Dawson Geophysical Co.*	29,734	234,899
Diamond Offshore Drilling, Inc. (x)*	97,234	2,028,301
Dril-Quip, Inc.*	57,197	2,939,926
Era Group, Inc.*	28,134	364,335
Exterran Corp.*	49,357	1,235,899
Forum Energy Technologies, Inc.*	122,584	1,513,912
Frank’s International NV (x)	109,281	852,392
FTS International, Inc.*	37,010	527,022
Gulfmark Offshore, Inc. (x)*	5,378	180,163
Helix Energy Solutions Group, Inc.*	213,496	1,778,422
Independence Contract Drilling, Inc.*	58,218	239,858
ION Geophysical Corp. (x)*	15,888	386,078
Keane Group, Inc. (x)*	78,727	1,076,198
Key Energy Services, Inc.*	14,871	241,505
Liberty Oilfield Services, Inc., Class A*	24,855	465,286
Mammoth Energy Services, Inc.*	11,209	380,658
Matrix Service Co.*	40,946	751,359
McDermott International, Inc.*	272,173	5,348,199
Natural Gas Services Group, Inc.*	19,546	461,286
NCS Multistage Holdings, Inc.*	16,518	240,007
Newpark Resources, Inc.*	131,745	1,429,433
Nine Energy Service, Inc.*	11,524	381,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Noble Corp. plc*	379,392	$2,401,551
Ocean Rig UDW, Inc., Class A (x)*	82,631	2,435,962
Oceaneering International, Inc.	149,001	3,793,565
Oil States International, Inc.*	90,047	2,890,509
PHI, Inc. (Non-Voting)*	16,348	166,259
Pioneer Energy Services Corp.*	109,745	642,008
Profire Energy, Inc.*	33,941	114,721
ProPetro Holding Corp.*	107,229	1,681,351
Quintana Energy Services, Inc.*	7,498	63,508
RigNet, Inc.*	22,152	228,166
Rowan Cos. plc, Class A*	193,013	3,130,671
SEACOR Holdings, Inc.*	25,823	1,478,883
SEACOR Marine Holdings, Inc.*	27,013	623,730
Select Energy Services, Inc., Class A*	68,032	988,505
Smart Sand, Inc. (x)*	32,212	171,046
Solaris Oilfield Infrastructure, Inc., Class A (x)*	38,968	556,853
Superior Energy Services, Inc.*	235,963	2,298,280
TETRA Technologies, Inc.*	183,428	816,255
Tidewater, Inc. (x)*	36,094	1,044,199
Unit Corp.*	80,889	2,067,523
US Silica Holdings, Inc.	120,658	3,099,704

		62,036,648

Oil, Gas & Consumable Fuels (2.9%)
Abraxas Petroleum Corp.*	245,161	708,515
Adams Resources & Energy, Inc.	2,939	126,377
Alta Mesa Resources, Inc. (x)*	144,252	982,356
Amyris, Inc.*	36,441	232,858
Approach Resources, Inc. (x)*	62,387	152,224
Arch Coal, Inc., Class A	28,362	2,224,432
Ardmore Shipping Corp.*	50,154	411,263
Bonanza Creek Energy, Inc.*	30,543	1,156,663
California Resources Corp.*	68,503	3,112,776
Callon Petroleum Co.*	340,995	3,662,286
Carrizo Oil & Gas, Inc.*	118,758	3,307,410
Clean Energy Fuels Corp.*	217,033	800,852
Cloud Peak Energy, Inc.*	110,637	386,123
CONSOL Energy, Inc.*	42,504	1,630,028
CVR Energy, Inc. (x)	24,281	898,154
Delek US Holdings, Inc.	126,647	6,353,879
Denbury Resources, Inc.*	666,633	3,206,505
DHT Holdings, Inc.	140,293	657,974
Dorian LPG Ltd.*	41,377	316,120
Earthstone Energy, Inc., Class A*	32,766	289,979
Eclipse Resources Corp.*	129,785	207,656
Energy Fuels, Inc.*	108,048	245,269
Energy XXI Gulf Coast, Inc.*	52,871	467,380
EP Energy Corp., Class A (x)*	55,530	166,590
Evolution Petroleum Corp.	41,987	413,572
Frontline Ltd. (x)*	114,130	666,519
GasLog Ltd.	62,248	1,188,937
Golar LNG Ltd.	142,747	4,205,327
Goodrich Petroleum Corp. (x)*	11,761	145,484
Green Plains, Inc.	57,572	1,053,568
Gulfport Energy Corp.*	264,645	3,326,588
Halcon Resources Corp. (x)*	211,008	926,325
Hallador Energy Co.	22,047	157,416
HighPoint Resources Corp.*	164,384	999,455
International Seaways, Inc.*	33,168	767,508
Isramco, Inc.*	1,124	138,140
Jagged Peak Energy, Inc. (x)*	96,926	1,261,977
Laredo Petroleum, Inc.*	239,850	2,307,357
Lilis Energy, Inc. (x)*	63,792	331,718
Matador Resources Co.*	150,157	4,512,218
Midstates Petroleum Co., Inc.*	23,446	319,100
NACCO Industries, Inc., Class A	6,344	214,110
NextDecade Corp. (x)*	11,425	78,147
Nordic American Tankers Ltd. (x)	202,761	543,399
Northern Oil and Gas, Inc.*	163,114	513,809
Oasis Petroleum, Inc.*	408,564	5,299,075
Overseas Shipholding Group, Inc., Class A*	94,592	367,017
Panhandle Oil and Gas, Inc., Class A	22,515	430,037
Par Pacific Holdings, Inc.*	48,186	837,473
PDC Energy, Inc.*	100,429	6,070,933
Peabody Energy Corp.	122,482	5,570,481
Penn Virginia Corp. (x)*	18,826	1,598,139
Renewable Energy Group, Inc.*	58,261	1,039,959
Resolute Energy Corp. (x)*	33,082	1,032,158
REX American Resources Corp.*	8,854	716,908
Ring Energy, Inc.*	86,587	1,092,728
Rosehill Resources, Inc. (x)*	6,755	54,851
Sanchez Energy Corp. (x)*	83,781	378,690
SandRidge Energy, Inc.*	47,458	841,905
Scorpio Tankers, Inc.	445,809	1,252,723
SemGroup Corp., Class A	120,407	3,058,338
Ship Finance International Ltd. (x)	127,278	1,902,806
SilverBow Resources, Inc.*	10,981	317,131
Southwestern Energy Co.*	893,635	4,736,266
SRC Energy, Inc.*	367,076	4,045,178
Talos Energy, Inc.*	31,277	1,004,930
Teekay Corp.	104,091	806,705
Teekay Tankers Ltd., Class A	266,417	311,708
Tellurian, Inc. (x)*	122,336	1,017,836
Ultra Petroleum Corp. (x)*	243,620	562,762
Uranium Energy Corp. (x)*	243,992	392,827
W&T Offshore, Inc.*	141,818	1,013,999
WildHorse Resource Development Corp.*	41,409	1,050,132
World Fuel Services Corp.	101,531	2,072,248
Zion Oil & Gas, Inc. (x)*	79,113	320,803

		104,971,089

Total Energy		167,007,737

Financials (16.4%)
Banks (9.0%)
1st Constitution Bancorp (x)	9,494	217,413
1st Source Corp.	24,423	1,304,921
Access National Corp.	22,711	649,535
ACNB Corp.	9,930	338,117
Allegiance Bancshares, Inc.*	17,437	755,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American National Bankshares, Inc.	11,753	$470,120
Ameris Bancorp	60,470	3,226,075
Ames National Corp.	13,765	424,650
Arrow Financial Corp.	17,997	655,091
Atlantic Capital Bancshares, Inc.*	38,121	749,078
Auburn National Bancorporation, Inc. (x)	3,091	153,345
Banc of California, Inc.	66,625	1,302,519
BancFirst Corp.	27,359	1,619,653
Bancorp, Inc. (The)*	73,277	766,477
BancorpSouth Bank	145,677	4,800,056
Bank of Commerce Holdings	22,304	284,376
Bank of Marin Bancorp	10,250	828,713
Bank of NT Butterfield & Son Ltd. (The)	81,539	3,727,963
Bank of Princeton (The)*	7,992	265,734
Bankwell Financial Group, Inc.	8,201	263,662
Banner Corp.	48,239	2,900,611
Bar Harbor Bankshares	22,927	694,459
Baycom Corp. (x)*	15,489	383,353
BCB Bancorp, Inc.	19,802	297,030
Berkshire Hills Bancorp, Inc.	61,878	2,512,247
Blue Hills Bancorp, Inc.	35,708	792,718
Boston Private Financial Holdings, Inc.	126,976	2,018,918
Bridge Bancorp, Inc.	28,545	1,026,193
Brookline Bancorp, Inc.	120,177	2,235,292
Bryn Mawr Bank Corp.	30,086	1,392,982
BSB Bancorp, Inc.*	12,191	419,370
Business First Bancshares, Inc. (x)	13,561	357,332
Byline Bancorp, Inc.*	24,540	548,224
C&F Financial Corp.	5,489	343,337
Cadence Bancorp	72,515	2,093,508
Cambridge Bancorp (x)	4,809	416,171
Camden National Corp.	23,569	1,077,339
Capital City Bank Group, Inc.	15,993	377,915
Capstar Financial Holdings, Inc.*	12,470	231,069
Carolina Financial Corp.	29,423	1,262,835
Cathay General Bancorp	118,262	4,788,427
CB Financial Services, Inc. (x)	6,485	223,084
CBTX, Inc. (x)	27,996	925,268
CenterState Bank Corp.	125,080	3,729,886
Central Pacific Financial Corp.	41,640	1,192,986
Central Valley Community Bancorp	14,696	310,967
Century Bancorp, Inc., Class A	4,377	334,403
Chemical Financial Corp.	108,433	6,036,464
Chemung Financial Corp.	5,472	274,202
Citizens & Northern Corp.	18,970	490,564
City Holding Co.	22,683	1,706,442
Civista Bancshares, Inc.	14,519	351,941
CNB Financial Corp.	23,725	713,174
CoBiz Financial, Inc.	57,521	1,235,551
Codorus Valley Bancorp, Inc.	13,806	423,568
Columbia Banking System, Inc.	111,273	4,551,065
Community Bank System, Inc.	76,322	4,508,340
Community Bankers Trust Corp.*	31,440	281,388
Community Financial Corp. (The)	7,580	268,029
Community Trust Bancorp, Inc.	23,661	1,181,867
ConnectOne Bancorp, Inc.	46,580	1,159,842
County Bancorp, Inc.	8,337	229,268
Customers Bancorp, Inc.*	43,720	1,240,774
CVB Financial Corp.	159,919	3,585,384
Eagle Bancorp, Inc.*	48,470	2,971,211
Enterprise Bancorp, Inc.	13,972	564,888
Enterprise Financial Services Corp.	34,674	1,870,662
Equity Bancshares, Inc., Class A*	19,986	829,019
Esquire Financial Holdings, Inc. (x)*	7,020	185,258
Evans Bancorp, Inc.	6,668	307,395
Farmers & Merchants Bancorp, Inc.	13,757	555,095
Farmers Capital Bank Corp.	10,756	560,388
Farmers National Banc Corp.	37,648	600,486
FB Financial Corp.	20,398	830,607
FCB Financial Holdings, Inc., Class A*	64,362	3,784,486
Fidelity D&D Bancorp, Inc. (x)	3,011	186,652
Fidelity Southern Corp.	33,045	839,673
Financial Institutions, Inc.	23,504	773,282
First Bancorp, Inc.	16,217	457,644
First Bancorp/NC	44,574	1,823,522
First Bancorp/PR*	324,703	2,483,978
First Bancshares, Inc. (The)	18,153	652,600
First Bank (x)	18,401	255,774
First Busey Corp.	66,186	2,099,420
First Business Financial Services, Inc.	12,018	312,468
First Choice Bancorp (x)	8,855	270,609
First Commonwealth Financial Corp.	153,437	2,379,808
First Community Bancshares, Inc.	24,816	790,638
First Community Corp. (x)	10,017	251,427
First Connecticut Bancorp, Inc.	21,185	648,261
First Financial Bancorp	144,864	4,440,081
First Financial Bankshares, Inc. (x)	98,964	5,037,267
First Financial Corp.	18,774	851,401
First Financial Northwest, Inc.	11,737	229,106
First Foundation, Inc.*	49,500	917,730
First Guaranty Bancshares, Inc. (x)	5,894	153,362
First Internet Bancorp	11,479	391,434
First Interstate BancSystem, Inc., Class A	50,511	2,131,564
First Merchants Corp.	74,362	3,450,397
First Mid-Illinois Bancshares, Inc.	17,785	698,951
First Midwest Bancorp, Inc.	154,811	3,943,036
First Northwest Bancorp*	15,710	250,889
First of Long Island Corp. (The)	35,328	877,901
First United Corp. (x)	9,750	199,388
Flushing Financial Corp.	41,642	1,086,856
FNB Bancorp	7,471	273,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Financial Network, Inc.*	18,305	$688,268
Fulton Financial Corp.	263,637	4,350,011
German American Bancorp, Inc.	33,210	1,190,579
Glacier Bancorp, Inc.	129,158	4,995,830
Great Southern Bancorp, Inc.	16,728	956,842
Great Western Bancorp, Inc.	90,370	3,794,636
Green Bancorp, Inc.	35,791	773,086
Guaranty Bancorp	38,770	1,155,346
Guaranty Bancshares, Inc.	11,366	374,396
Hancock Whitney Corp.	129,541	6,043,087
Hanmi Financial Corp.	47,715	1,352,720
HarborOne Bancorp, Inc.*	22,512	426,377
Heartland Financial USA, Inc.	44,492	2,440,386
Heritage Commerce Corp.	60,784	1,032,720
Heritage Financial Corp.	51,426	1,792,196
Hilltop Holdings, Inc.	111,698	2,465,175
Home BancShares, Inc.	241,917	5,457,647
HomeTrust Bancshares, Inc.*	25,534	718,782
Hope Bancorp, Inc.	200,302	3,571,385
Horizon Bancorp, Inc.	55,411	1,146,454
Howard Bancorp, Inc.*	19,417	349,506
IBERIABANK Corp.	85,277	6,463,996
Independent Bank Corp./MA	41,330	3,240,272
Independent Bank Corp./MI	31,991	815,771
Independent Bank Group, Inc.	32,342	2,160,446
International Bancshares Corp.	84,632	3,622,250
Investar Holding Corp.	12,013	332,159
Investors Bancorp, Inc.	379,787	4,857,475
Lakeland Bancorp, Inc.	69,795	1,385,431
Lakeland Financial Corp.	37,947	1,828,666
LCNB Corp.	13,716	270,205
LegacyTexas Financial Group, Inc.	73,286	2,859,620
Level One Bancorp, Inc.	2,511	68,249
Live Oak Bancshares, Inc.	38,722	1,186,829
Macatawa Bank Corp.	40,719	494,329
MB Financial, Inc.	125,952	5,881,957
MBT Financial Corp.	23,847	253,971
Mercantile Bank Corp.	25,081	926,994
Metropolitan Bank Holding Corp.*	9,847	516,771
Mid Penn Bancorp, Inc. (x)	4,951	172,790
Middlefield Banc Corp.	3,863	195,854
Midland States Bancorp, Inc.	31,856	1,091,387
MidSouth Bancorp, Inc.	19,581	259,448
MidWestOne Financial Group, Inc.	16,307	550,850
MutualFirst Financial, Inc.	9,277	350,207
MVB Financial Corp.	10,655	192,323
National Bank Holdings Corp., Class A	43,301	1,670,986
National Bankshares, Inc.	10,390	482,096
National Commerce Corp.*	22,128	1,024,526
NBT Bancorp, Inc.	64,859	2,474,371
Nicolet Bankshares, Inc.*	13,591	749,000
Northeast Bancorp	10,498	228,856
Northrim Bancorp, Inc.	10,833	428,445
Norwood Financial Corp.	8,162	293,995
Oak Valley Bancorp (x)	7,533	172,280
OFG Bancorp	66,557	935,126
Ohio Valley Banc Corp. (x)	5,764	302,322
Old Line Bancshares, Inc.	23,096	806,281
Old National Bancorp	230,354	4,284,584
Old Second Bancorp, Inc.	44,375	639,000
Opus Bank	31,255	897,019
Origin Bancorp, Inc. (x)	24,548	1,004,995
Orrstown Financial Services, Inc.	11,422	296,972
Pacific Mercantile Bancorp*	20,344	198,354
Pacific Premier Bancorp, Inc.*	69,253	2,642,002
Park National Corp.	20,208	2,251,575
Parke Bancorp, Inc.	9,271	219,259
Peapack Gladstone Financial Corp.	27,566	953,508
Penns Woods Bancorp, Inc.	6,542	292,951
Peoples Bancorp of North Carolina, Inc.	6,656	213,192
Peoples Bancorp, Inc.	26,574	1,003,966
Peoples Financial Services Corp.	9,995	469,965
People’s Utah Bancorp	22,947	819,208
Preferred Bank	21,232	1,304,919
Premier Financial Bancorp, Inc.	18,602	347,299
QCR Holdings, Inc.	19,933	945,821
RBB Bancorp	20,619	662,282
Reliant Bancorp, Inc. (x)	14,705	412,475
Renasant Corp.	73,361	3,339,393
Republic Bancorp, Inc., Class A	14,991	679,092
Republic First Bancorp, Inc.*	72,334	567,822
S&T Bancorp, Inc.	52,068	2,251,420
Sandy Spring Bancorp, Inc.	52,660	2,159,587
SB One Bancorp (x)	8,836	262,429
Seacoast Banking Corp. of Florida*	69,270	2,187,547
Select Bancorp, Inc. (x)*	10,798	145,449
ServisFirst Bancshares, Inc.	71,587	2,987,326
Shore Bancshares, Inc.	20,226	384,699
Sierra Bancorp	21,192	598,462
Simmons First National Corp., Class A	137,304	4,105,390
SmartFinancial, Inc.*	16,548	426,276
South State Corp.	55,565	4,792,480
Southern First Bancshares, Inc.*	9,805	433,381
Southern National Bancorp of Virginia, Inc.	29,283	522,409
Southside Bancshares, Inc.	50,463	1,699,594
Spirit of Texas Bancshares, Inc.*	3,345	68,907
State Bank Financial Corp.	58,704	1,960,714
Stock Yards Bancorp, Inc.	33,549	1,279,894
Summit Financial Group, Inc.	16,245	436,016
Tompkins Financial Corp.	22,468	1,929,552
Towne Bank	100,411	3,223,193
TriCo Bancshares	30,977	1,160,089
TriState Capital Holdings, Inc.*	35,005	913,631
Triumph Bancorp, Inc.*	36,340	1,480,855
Trustmark Corp.	103,915	3,390,746
UMB Financial Corp.	68,926	5,254,228
Union Bankshares Corp.	99,463	3,867,121
Union Bankshares, Inc. (x)	6,156	319,496
United Bankshares, Inc.	154,396	5,620,013

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Banks, Inc.	118,930	$3,647,583
United Security Bancshares	18,780	210,336
Unity Bancorp, Inc.	10,818	246,110
Univest Corp. of Pennsylvania	44,119	1,213,273
Valley National Bancorp	490,312	5,962,193
Veritex Holdings, Inc.*	34,422	1,069,492
Washington Trust Bancorp, Inc.	22,558	1,310,620
WesBanco, Inc.	67,639	3,046,461
West Bancorporation, Inc.	23,860	600,079
Westamerica Bancorp (x)	39,744	2,245,933

		328,626,355

Capital Markets (1.2%)
Arlington Asset Investment Corp., Class A (x)	45,841	472,621
Artisan Partners Asset Management, Inc., Class A	75,478	2,275,662
Ashford, Inc.	1,207	78,214
Associated Capital Group, Inc., Class A	5,876	222,994
B. Riley Financial, Inc.	28,364	639,608
BrightSphere Investment Group plc	127,033	1,811,491
Cohen & Steers, Inc.	35,164	1,466,690
Cowen, Inc. (x)*	45,742	633,527
Diamond Hill Investment Group, Inc.	5,458	1,061,199
Donnelley Financial Solutions, Inc.*	51,230	889,865
Federated Investors, Inc., Class B	70,603	1,646,462
Financial Engines, Inc.	96,638	4,339,046
GAIN Capital Holdings, Inc. (x)	52,557	396,805
GAMCO Investors, Inc., Class A	8,875	237,495
Greenhill & Co., Inc.	34,009	965,856
Hamilton Lane, Inc., Class A	23,258	1,115,686
Houlihan Lokey, Inc.	46,352	2,374,149
INTL. FCStone, Inc.*	23,392	1,209,600
Investment Technology Group, Inc.	46,659	976,106
Ladenburg Thalmann Financial Services, Inc.	165,343	562,166
Moelis & Co., Class A	60,197	3,530,554
Oppenheimer Holdings, Inc., Class A	14,296	400,288
Piper Jaffray Cos.	22,616	1,738,040
PJT Partners, Inc., Class A	30,648	1,636,297
Pzena Investment Management, Inc., Class A	26,884	247,602
Safeguard Scientifics, Inc.*	29,978	383,718
Siebert Financial Corp. (x)*	8,521	88,789
Silvercrest Asset Management Group, Inc., Class A	13,591	221,533
Stifel Financial Corp.	106,271	5,552,661
Value Line, Inc.	2,830	67,071
Virtus Investment Partners, Inc.	10,854	1,388,769
Waddell & Reed Financial, Inc., Class A (x)	124,239	2,232,575
Westwood Holdings Group, Inc.	13,913	828,380
WisdomTree Investments, Inc.	169,256	1,536,844

		43,228,363

Consumer Finance (0.7%)
Curo Group Holdings Corp.*	13,524	337,424
Elevate Credit, Inc.*	31,089	263,013
Encore Capital Group, Inc. (x)*	39,993	1,463,744
Enova International, Inc.*	50,032	1,828,670
EZCORP, Inc., Class A*	76,774	925,127
FirstCash, Inc.	68,789	6,180,691
Green Dot Corp., Class A*	72,563	5,325,398
LendingClub Corp.*	482,462	1,828,531
Nelnet, Inc., Class A	28,699	1,676,309
PRA Group, Inc.*	67,723	2,610,722
Regional Management Corp.*	15,640	547,713
World Acceptance Corp.*	9,549	1,060,034

		24,047,376

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	48,007	1,181,452
Cannae Holdings, Inc.*	103,639	1,922,503
FGL Holdings (x)*	215,403	1,807,231
Marlin Business Services Corp.	14,035	418,945
On Deck Capital, Inc.*	81,630	571,410
Tiptree, Inc.	38,707	263,208

		6,164,749

Insurance (2.3%)
Ambac Financial Group, Inc.*	59,229	1,175,696
American Equity Investment Life Holding Co.	136,092	4,899,312
AMERISAFE, Inc.	29,114	1,681,334
AmTrust Financial Services, Inc.	168,125	2,449,581
Argo Group International Holdings Ltd.	50,156	2,916,571
Baldwin & Lyons, Inc., Class B	14,523	354,361
Citizens, Inc. (x)*	72,632	565,803
CNO Financial Group, Inc.	250,671	4,772,776
Crawford & Co., Class B	20,102	173,882
Donegal Group, Inc., Class A	12,728	173,228
eHealth, Inc.*	28,394	627,507
EMC Insurance Group, Inc.	13,392	372,030
Employers Holdings, Inc.	47,808	1,921,882
Enstar Group Ltd.*	18,208	3,774,518
FBL Financial Group, Inc., Class A	15,217	1,198,339
FedNat Holding Co.	19,933	459,854
Genworth Financial, Inc., Class A*	765,609	3,445,241
Global Indemnity Ltd.	13,210	514,926
Goosehead Insurance, Inc., Class A*	14,295	356,803
Greenlight Capital Re Ltd., Class A*	45,487	645,915
Hallmark Financial Services, Inc.*	19,655	196,157
HCI Group, Inc. (x)	12,382	514,720
Health Insurance Innovations, Inc., Class A (x)*	16,969	548,947
Heritage Insurance Holdings, Inc. (x)	30,812	513,636
Horace Mann Educators Corp.	62,399	2,782,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independence Holding Co.	7,819	$259,982
Infinity Property & Casualty Corp.	16,338	2,325,714
Investors Title Co.	2,417	446,323
James River Group Holdings Ltd.	39,422	1,548,890
Kemper Corp.	59,798	4,523,719
Kingstone Cos., Inc.	13,641	230,533
Kinsale Capital Group, Inc.	29,491	1,617,876
Maiden Holdings Ltd.	90,140	698,585
MBIA, Inc. (x)*	130,867	1,183,038
National General Holdings Corp.	93,615	2,464,883
National Western Life Group, Inc., Class A	3,521	1,081,862
Navigators Group, Inc. (The)	31,551	1,798,407
NI Holdings, Inc.*	15,460	262,047
Primerica, Inc.	65,953	6,568,919
ProAssurance Corp.	80,508	2,854,009
RLI Corp.	59,474	3,936,584
Safety Insurance Group, Inc.	22,729	1,941,057
Selective Insurance Group, Inc.	88,061	4,843,355
State Auto Financial Corp.	23,199	693,882
Stewart Information Services Corp.	35,679	1,536,695
Third Point Reinsurance Ltd.*	125,822	1,572,775
Trupanion, Inc. (x)*	36,412	1,405,503
United Fire Group, Inc.	32,887	1,792,670
United Insurance Holdings Corp.	30,336	593,979
Universal Insurance Holdings, Inc.	48,565	1,704,632
WMIH Corp.*	310,959	416,685

		85,338,618

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	41,452	778,883
Anworth Mortgage Asset Corp. (REIT)	150,341	747,195
Apollo Commercial Real Estate Finance, Inc. (REIT)	187,028	3,418,872
Arbor Realty Trust, Inc. (REIT) (x)	36,690	382,677
Ares Commercial Real Estate Corp. (REIT)	41,870	578,225
ARMOUR Residential REIT, Inc. (REIT)	60,951	1,390,292
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	153,112	4,812,309
Capstead Mortgage Corp. (REIT)	145,197	1,299,513
Cherry Hill Mortgage Investment Corp. (REIT)	22,070	394,170
Colony Credit Real Estate, Inc. (REIT) (x)	113,297	2,348,647
CYS Investments, Inc. (REIT)	231,758	1,738,185
Dynex Capital, Inc. (REIT)	76,836	501,739
Exantas Capital Corp. (REIT)	46,740	475,813
Granite Point Mortgage Trust, Inc. (REIT)	64,680	1,186,878
Great Ajax Corp. (REIT)	25,848	338,092
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	77,614	1,532,877
Invesco Mortgage Capital, Inc. (REIT)	172,554	2,743,609
KKR Real Estate Finance Trust, Inc. (REIT) (x)	24,183	478,340
Ladder Capital Corp. (REIT)	132,070	2,062,933
MTGE Investment Corp. (REIT)	70,301	1,377,900
New York Mortgage Trust, Inc. (REIT) (x)	170,392	1,024,056
Orchid Island Capital, Inc. (REIT) (x)	82,442	619,964
Owens Realty Mortgage, Inc. (REIT) (x)	841	14,028
PennyMac Mortgage Investment Trust (REIT)‡	90,366	1,716,050
Redwood Trust, Inc. (REIT)	117,113	1,928,851
Sutherland Asset Management Corp. (REIT)	27,768	451,230
TPG RE Finance Trust, Inc. (REIT)	50,956	1,035,426
Western Asset Mortgage Capital Corp. (REIT)	62,294	649,103

		36,025,857

Thrifts & Mortgage Finance (2.0%)
BankFinancial Corp.	20,867	368,303
Beneficial Bancorp, Inc.	103,785	1,681,317
BofI Holding, Inc. (x)*	89,851	3,675,804
Bridgewater Bancshares, Inc.*	7,907	100,577
Capitol Federal Financial, Inc.	196,544	2,586,519
Charter Financial Corp.	19,551	472,157
Columbia Financial, Inc. (x)*	75,388	1,247,671
Dime Community Bancshares, Inc.	49,901	973,070
Entegra Financial Corp.*	10,647	311,957
ESSA Bancorp, Inc.	14,502	229,567
Essent Group Ltd.*	145,606	5,215,607
Federal Agricultural Mortgage Corp., Class C	14,204	1,270,974
First Defiance Financial Corp.	14,723	987,324
First Savings Financial Group, Inc. (x)	1,930	141,836
Flagstar Bancorp, Inc.*	45,635	1,563,455
FS Bancorp, Inc.	4,412	279,059
Greene County Bancorp, Inc. (x)	4,975	168,653
Hingham Institution for Savings	1,932	424,460
Home Bancorp, Inc.	11,526	536,535
HomeStreet, Inc.*	39,491	1,064,282
Impac Mortgage Holdings, Inc.*	16,156	153,967
Kearny Financial Corp.	147,232	1,980,270
LendingTree, Inc. (x)*	11,811	2,525,192
Luther Burbank Corp.	24,037	276,546
Malvern Bancorp, Inc.*	9,451	230,132
Merchants Bancorp	24,174	689,684
Meridian Bancorp, Inc.	73,392	1,405,457
Meta Financial Group, Inc.	14,357	1,398,372
MGIC Investment Corp.*	562,830	6,033,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nationstar Mortgage Holdings, Inc.*	45,062	$789,937
NMI Holdings, Inc., Class A*	94,388	1,538,524
Northfield Bancorp, Inc.	64,021	1,064,029
Northwest Bancshares, Inc.	146,585	2,549,113
OceanFirst Financial Corp.	71,783	2,150,619
Oconee Federal Financial Corp.	2,102	60,832
Ocwen Financial Corp.*	170,361	674,630
OP Bancorp (x)*	13,938	177,291
Oritani Financial Corp.	62,198	1,007,608
PCSB Financial Corp.	27,258	541,616
PDL Community Bancorp (x)*	11,961	187,907
PennyMac Financial Services, Inc., Class A*‡	12,395	243,562
PHH Corp.*	50,401	547,355
Provident Bancorp, Inc.*	5,638	147,716
Provident Financial Services, Inc.	94,105	2,590,711
Prudential Bancorp, Inc.	11,463	221,236
Radian Group, Inc.	327,768	5,316,397
Riverview Bancorp, Inc.	28,862	243,595
SI Financial Group, Inc.	17,447	257,343
Southern Missouri Bancorp, Inc.	11,183	436,361
Sterling Bancorp, Inc.	23,732	317,060
Territorial Bancorp, Inc.	11,741	363,971
Timberland Bancorp, Inc.	9,198	343,453
TrustCo Bank Corp.	144,500	1,286,050
United Community Financial Corp.	74,075	814,084
United Financial Bancorp, Inc.	77,916	1,365,088
Walker & Dunlop, Inc.	42,240	2,350,656
Washington Federal, Inc.	127,536	4,170,427
Waterstone Financial, Inc.	38,854	662,461
Western New England Bancorp, Inc.	41,251	453,761
WSFS Financial Corp.	46,141	2,459,315

		73,324,992

Total Financials		596,756,310

Health Care (14.2%)
Biotechnology (6.1%)
Abeona Therapeutics, Inc. (x)*	46,849	749,584
ACADIA Pharmaceuticals, Inc. (x)*	149,374	2,280,941
Acceleron Pharma, Inc.*	58,798	2,852,879
Achaogen, Inc. (x)*	50,602	438,213
Achillion Pharmaceuticals, Inc.*	200,318	566,900
Acorda Therapeutics, Inc.*	66,559	1,910,243
Adamas Pharmaceuticals, Inc. (x)*	33,342	861,224
ADMA Biologics, Inc. (x)*	28,300	127,633
Aduro Biotech, Inc.*	97,319	681,233
Adverum Biotechnologies, Inc. (x)*	82,249	435,920
Aeglea BioTherapeutics, Inc. (x)*	24,510	259,316
Agenus, Inc.*	112,900	256,283
Aimmune Therapeutics, Inc.*	65,664	1,765,705
Akebia Therapeutics, Inc.*	76,685	765,316
Albireo Pharma, Inc. (x)*	13,732	487,486
Alder Biopharmaceuticals, Inc.*	88,582	1,399,596
Aldeyra Therapeutics, Inc. (x)*	23,847	189,584
Allena Pharmaceuticals, Inc.*	17,498	227,999
AMAG Pharmaceuticals, Inc. (x)*	53,105	1,035,548
Amicus Therapeutics, Inc. (x)*	286,917	4,481,643
AnaptysBio, Inc.*	28,141	1,999,137
Apellis Pharmaceuticals, Inc.*	54,706	1,203,532
Arbutus Biopharma Corp.*	52,878	386,009
Arcus Biosciences, Inc. (x)*	7,717	94,456
Ardelyx, Inc.*	48,775	180,468
Arena Pharmaceuticals, Inc.*	75,284	3,282,382
ArQule, Inc. (x)*	131,029	724,590
Array BioPharma, Inc.*	309,120	5,187,033
Arrowhead Pharmaceuticals, Inc. (x)*	131,832	1,792,915
Arsanis, Inc. (x)*	6,869	24,934
Atara Biotherapeutics, Inc. (x)*	61,658	2,265,932
Athenex, Inc. (x)*	63,592	1,186,627
Athersys, Inc. (x)*	187,340	369,060
Audentes Therapeutics, Inc.*	48,504	1,853,338
AVEO Pharmaceuticals, Inc. (x)*	153,344	346,557
Avid Bioservices, Inc.*	75,600	296,352
Bellicum Pharmaceuticals, Inc.*	60,433	445,996
BioCryst Pharmaceuticals, Inc.*	144,054	825,429
Biohaven Pharmaceutical Holding Co. Ltd.*	41,506	1,640,317
BioSpecifics Technologies Corp.*	8,063	361,706
BioTime, Inc. (x)*	138,844	286,019
Blueprint Medicines Corp.*	63,212	4,012,698
Calithera Biosciences, Inc.*	46,276	231,380
Calyxt, Inc. (x)*	10,448	195,064
Cara Therapeutics, Inc. (x)*	40,584	777,184
CareDx, Inc. (x)*	48,797	597,275
CASI Pharmaceuticals, Inc. (x)*	72,148	593,778
Catalyst Biosciences, Inc. (x)*	17,883	208,695
Catalyst Pharmaceuticals, Inc.*	149,185	465,457
Celcuity, Inc.*	8,758	217,374
Cellular Biomedicine Group, Inc.*	13,901	271,765
ChemoCentryx, Inc.*	37,404	492,611
Chimerix, Inc.*	73,107	347,989
Clovis Oncology, Inc.*	72,249	3,285,162
Cohbar, Inc. (m)(x)*	33,458	219,150
Coherus Biosciences, Inc.*	71,085	995,190
Concert Pharmaceuticals, Inc.*	32,394	545,191
Corbus Pharmaceuticals Holdings, Inc. (x)*	77,998	393,890
Corvus Pharmaceuticals, Inc.*	20,848	228,911
CTI BioPharma Corp. (x)*	71,374	355,443
Cue Biopharma, Inc. (x)*	25,696	304,755
Cytokinetics, Inc.*	71,015	589,425
CytomX Therapeutics, Inc.*	58,440	1,335,938
Deciphera Pharmaceuticals, Inc.*	11,689	459,962
Denali Therapeutics, Inc.*	27,592	420,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dicerna Pharmaceuticals, Inc. (x)*	67,133	$822,379
Dynavax Technologies Corp. (x)*	94,602	1,442,681
Eagle Pharmaceuticals, Inc.*	15,807	1,195,958
Editas Medicine, Inc. (x)*	69,247	2,481,120
Emergent BioSolutions, Inc.*	67,345	3,400,249
Enanta Pharmaceuticals, Inc.*	25,412	2,945,251
Epizyme, Inc.*	79,404	1,075,924
Esperion Therapeutics, Inc. (x)*	34,729	1,361,030
Evelo Biosciences, Inc.*	8,157	96,253
Fate Therapeutics, Inc. (x)*	77,210	875,561
Fennec Pharmaceuticals, Inc.*	16,738	174,745
FibroGen, Inc.*	113,349	7,095,646
Five Prime Therapeutics, Inc.*	48,470	766,311
Flexion Therapeutics, Inc. (x)*	51,002	1,318,402
Fortress Biotech, Inc. (x)*	44,095	131,403
Foundation Medicine, Inc.*	23,150	3,164,605
G1 Therapeutics, Inc. (x)*	30,942	1,344,739
Genomic Health, Inc.*	31,367	1,580,897
Geron Corp. (x)*	241,785	829,323
Global Blood Therapeutics, Inc.*	75,780	3,425,256
GlycoMimetics, Inc.*	50,915	821,259
GTx, Inc. (x)*	6,915	105,869
Halozyme Therapeutics, Inc.*	189,590	3,198,383
Heron Therapeutics, Inc.*	96,789	3,760,253
Homology Medicines, Inc. (x)*	15,648	319,219
Idera Pharmaceuticals, Inc.*	250,620	330,818
Immune Design Corp.*	49,489	225,175
ImmunoGen, Inc.*	194,326	1,890,792
Immunomedics, Inc. (x)*	199,746	4,727,987
Inovio Pharmaceuticals, Inc. (x)*	121,423	475,978
Insmed, Inc.*	116,162	2,747,231
Insys Therapeutics, Inc. (x)*	44,223	320,175
Intellia Therapeutics, Inc. (x)*	50,374	1,378,233
Intercept Pharmaceuticals, Inc. (x)*	33,213	2,786,903
Intrexon Corp.*	105,363	1,468,760
Invitae Corp. (x)*	96,814	711,583
Iovance Biotherapeutics, Inc.*	124,686	1,595,981
Ironwood Pharmaceuticals, Inc.*	210,214	4,019,291
Jounce Therapeutics, Inc.*	21,386	163,817
Kadmon Holdings, Inc.*	104,713	417,805
Karyopharm Therapeutics, Inc.*	73,538	1,249,411
Keryx Biopharmaceuticals, Inc. (x)*	140,332	527,648
Kindred Biosciences, Inc.*	38,872	413,987
Kura Oncology, Inc.*	37,707	686,267
La Jolla Pharmaceutical Co. (x)*	32,514	948,433
Lexicon Pharmaceuticals, Inc. (x)*	65,744	788,928
Ligand Pharmaceuticals, Inc.*	31,738	6,575,160
Loxo Oncology, Inc. (x)*	40,249	6,982,396
MacroGenics, Inc.*	59,559	1,229,893
Madrigal Pharmaceuticals, Inc. (x)*	8,812	2,464,628
MannKind Corp. (x)*	212,046	402,887
MediciNova, Inc. (x)*	57,327	456,323
Mersana Therapeutics, Inc. (x)*	16,094	287,439
MiMedx Group, Inc. (x)*	157,368	1,005,582
Minerva Neurosciences, Inc.*	46,439	383,122
Miragen Therapeutics, Inc.*	36,135	231,625
Mirati Therapeutics, Inc.*	27,433	1,352,447
Molecular Templates, Inc. (x)*	13,353	69,836
Momenta Pharmaceuticals, Inc.*	116,365	2,379,664
Mustang Bio, Inc.*	19,901	137,118
Myriad Genetics, Inc.*	99,548	3,720,109
NantKwest, Inc. (x)*	44,983	137,648
Natera, Inc.*	46,748	879,797
NewLink Genetics Corp. (x)*	46,524	221,454
Novavax, Inc. (x)*	578,455	775,130
Nymox Pharmaceutical Corp.*	40,838	137,216
OPKO Health, Inc. (x)*	487,847	2,292,881
Organovo Holdings, Inc. (x)*	160,150	224,210
Ovid therapeutics, Inc.*	17,357	135,385
Palatin Technologies, Inc. (x)*	242,627	235,300
PDL BioPharma, Inc.*	217,813	509,682
Pfenex, Inc. (x)*	29,109	157,480
Pieris Pharmaceuticals, Inc.*	78,651	398,761
PolarityTE, Inc. (x)*	13,114	308,704
Portola Pharmaceuticals, Inc.*	98,758	3,730,090
Progenics Pharmaceuticals, Inc.*	115,141	925,734
Proteostasis Therapeutics, Inc.*	38,488	107,382
Prothena Corp. plc*	62,361	909,223
PTC Therapeutics, Inc.*	68,644	2,315,362
Puma Biotechnology, Inc.*	44,211	2,615,081
Ra Pharmaceuticals, Inc.*	24,668	245,447
Radius Health, Inc. (x)*	61,479	1,811,786
Recro Pharma, Inc.*	32,584	163,572
REGENXBIO, Inc.*	43,367	3,111,582
Repligen Corp.*	59,461	2,797,045
Retrophin, Inc.*	60,749	1,656,018
Rhythm Pharmaceuticals, Inc.*	18,567	580,404
Rigel Pharmaceuticals, Inc.*	250,691	709,456
Rocket Pharmaceuticals, Inc. (x)*	31,532	618,973
Sangamo Therapeutics, Inc. (x)*	153,856	2,184,755
Savara, Inc.*	37,628	425,949
Selecta Biosciences, Inc. (x)*	28,098	372,299
Seres Therapeutics, Inc. (x)*	30,970	266,342
Solid Biosciences, Inc. (x)*	13,268	472,739
Sorrento Therapeutics, Inc. (x)*	131,775	948,780
Spark Therapeutics, Inc. (x)*	47,704	3,947,983
Spectrum Pharmaceuticals, Inc.*	150,139	3,146,913
Spero Therapeutics, Inc. (x)*	8,454	124,020
Spring Bank Pharmaceuticals, Inc. (x)*	12,715	150,673
Stemline Therapeutics, Inc.*	43,171	692,895
Surface Oncology, Inc.*	11,038	180,030
Syndax Pharmaceuticals, Inc.*	22,554	158,329
Synergy Pharmaceuticals, Inc. (x)*	391,092	680,500
Synlogic, Inc. (x)*	23,068	226,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Syros Pharmaceuticals, Inc.*	37,076	$378,546
T2 Biosystems, Inc. (x)*	38,485	297,874
TG Therapeutics, Inc. (x)*	89,786	1,180,686
Tocagen, Inc. (x)*	25,158	234,976
Tyme Technologies, Inc. (x)*	58,095	183,580
Ultragenyx Pharmaceutical, Inc.*	71,312	5,481,752
UNITY Biotechnology, Inc. (x)*	7,589	114,290
Unum Therapeutics, Inc.*	5,407	77,590
Vanda Pharmaceuticals, Inc.*	77,987	1,485,652
Veracyte, Inc.*	38,688	361,346
Verastem, Inc.*	80,027	550,586
Vericel Corp.*	55,893	542,162
Viking Therapeutics, Inc. (x)*	65,965	626,008
Vital Therapies, Inc. (x)*	38,531	263,937
Voyager Therapeutics, Inc. (x)*	32,541	635,851
Xencor, Inc.*	70,064	2,593,069
XOMA Corp. (x)*	8,707	181,802
Zafgen, Inc.*	33,869	346,480
ZIOPHARM Oncology, Inc. (x)*	198,115	598,307

		222,181,510

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.	33,225	2,758,007
Accuray, Inc.*	122,089	500,565
AngioDynamics, Inc.*	54,423	1,210,368
Anika Therapeutics, Inc.*	21,618	691,776
Antares Pharma, Inc. (x)*	214,583	553,624
AtriCure, Inc.*	51,549	1,394,400
Atrion Corp.	2,209	1,324,075
AxoGen, Inc.*	50,461	2,535,665
Cardiovascular Systems, Inc.*	48,061	1,554,293
Cerus Corp.*	197,121	1,314,797
CONMED Corp.	38,336	2,806,195
CryoLife, Inc.*	53,802	1,498,386
CryoPort, Inc. (x)*	37,627	593,754
Cutera, Inc.*	20,775	837,233
CytoSorbents Corp. (x)*	37,000	421,800
Endologix, Inc.*	123,341	698,110
FONAR Corp.*	9,095	241,472
GenMark Diagnostics, Inc. (x)*	76,758	489,716
Glaukos Corp. (x)*	50,041	2,033,666
Globus Medical, Inc., Class A*	108,583	5,479,098
Haemonetics Corp.*	81,412	7,301,027
Halyard Health, Inc.*	71,006	4,065,094
Helius Medical Technologies, Inc. (x)*	19,641	186,982
Heska Corp.*	10,421	1,081,596
Inogen, Inc.*	26,746	4,983,582
Integer Holdings Corp.*	47,229	3,053,355
IntriCon Corp. (x)*	9,174	369,712
Invacare Corp.	49,651	923,509
iRadimed Corp.*	5,173	107,340
iRhythm Technologies, Inc.*	35,930	2,915,001
K2M Group Holdings, Inc.*	60,983	1,372,118
Lantheus Holdings, Inc.*	56,386	820,416
LeMaitre Vascular, Inc.	23,881	799,536
LivaNova plc*	73,797	7,366,416
Meridian Bioscience, Inc.	62,417	992,430
Merit Medical Systems, Inc.*	74,964	3,838,157
Natus Medical, Inc.*	48,926	1,687,947
Neogen Corp.*	76,114	6,103,582
Nevro Corp.*	44,130	3,523,781
Novocure Ltd.*	108,924	3,409,321
NuVasive, Inc.*	78,014	4,066,090
Nuvectra Corp.*	20,962	430,350
NxStage Medical, Inc.*	98,411	2,745,667
OraSure Technologies, Inc.*	91,276	1,503,316
Orthofix International NV*	26,056	1,480,502
OrthoPediatrics Corp. (x)*	10,354	275,831
Oxford Immunotec Global plc*	38,227	492,746
Pulse Biosciences, Inc. (x)*	17,931	271,475
Quidel Corp.*	49,684	3,303,986
Rockwell Medical, Inc. (x)*	70,502	347,575
RTI Surgical, Inc.*	87,869	404,197
SeaSpine Holdings Corp.*	16,696	210,704
Senseonics Holdings, Inc. (x)*	100,441	412,813
Sientra, Inc.*	35,061	684,040
STAAR Surgical Co.*	62,594	1,940,414
Surmodics, Inc.*	20,637	1,139,162
Tactile Systems Technology, Inc.*	26,230	1,363,960
Tandem Diabetes Care, Inc.*	67,574	1,487,979
TransEnterix, Inc. (x)*	236,037	1,029,121
Utah Medical Products, Inc.	5,462	601,639
Varex Imaging Corp.*	58,553	2,171,731
ViewRay, Inc. (x)*	74,870	518,100
Wright Medical Group NV*	160,798	4,174,316

		114,893,616

Health Care Providers & Services (1.7%)
AAC Holdings, Inc. (x)*	21,533	201,764
Addus HomeCare Corp.*	12,100	692,725
Amedisys, Inc.*	43,168	3,689,137
American Renal Associates Holdings, Inc.*	20,306	320,226
AMN Healthcare Services, Inc.*	71,549	4,192,771
Apollo Medical Holdings, Inc. (x)*	29,649	766,723
BioScrip, Inc.*	193,158	565,953
BioTelemetry, Inc.*	49,127	2,210,715
Brookdale Senior Living, Inc.*	282,933	2,571,861
Capital Senior Living Corp.*	37,634	401,555
Civitas Solutions, Inc.*	25,501	418,216
Community Health Systems, Inc. (x)*	144,205	478,761
CorVel Corp.*	14,441	779,814
Cross Country Healthcare, Inc.*	53,036	596,655
Diplomat Pharmacy, Inc.*	85,977	2,197,572
Ensign Group, Inc. (The)	74,556	2,670,596
Genesis Healthcare, Inc.*	83,858	192,035
HealthEquity, Inc.*	82,085	6,164,583
Kindred Healthcare, Inc.*	136,908	1,232,172
LHC Group, Inc.*	46,700	3,997,053
LifePoint Health, Inc.*	53,525	2,612,020
Magellan Health, Inc.*	37,346	3,583,349
National HealthCare Corp.	18,180	1,279,508
National Research Corp., Class A	16,580	620,092
Owens & Minor, Inc.	92,011	1,537,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson Cos., Inc. (x)	124,755	$2,828,196
PetIQ, Inc. (x)*	15,478	415,739
Providence Service Corp. (The)*	17,114	1,344,305
Quorum Health Corp. (x)*	42,420	212,100
R1 RCM, Inc.*	153,583	1,333,100
RadNet, Inc.*	60,031	900,465
Select Medical Holdings Corp.*	163,972	2,976,092
Surgery Partners, Inc.*	27,457	409,109
Tenet Healthcare Corp.*	126,834	4,257,817
Tivity Health, Inc.*	60,628	2,134,106
Triple-S Management Corp., Class B*	33,562	1,310,932
US Physical Therapy, Inc.	18,155	1,742,880

		63,838,201

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	271,792	3,261,503
Castlight Health, Inc., Class B*	117,695	500,204
Computer Programs & Systems, Inc. (x)	16,440	540,876
Cotiviti Holdings, Inc.*	59,910	2,643,828
Evolent Health, Inc., Class A (x)*	102,341	2,154,278
HealthStream, Inc.	39,699	1,084,180
HMS Holdings Corp.*	127,096	2,747,816
Inovalon Holdings, Inc., Class A (x)*	104,832	1,040,458
Inspire Medical Systems, Inc. (x)*	11,692	416,937
Medidata Solutions, Inc.*	87,591	7,056,330
NantHealth, Inc. (x)*	24,128	79,864
Omnicell, Inc.*	58,190	3,052,066
Quality Systems, Inc.*	82,171	1,602,335
Simulations Plus, Inc.	18,847	419,346
Tabula Rasa HealthCare, Inc.*	26,192	1,671,835
Teladoc, Inc. (x)*	94,051	5,459,660
Vocera Communications, Inc.*	44,543	1,331,390

		35,062,906

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc. (x)*	39,340	877,282
Cambrex Corp.*	50,146	2,622,636
ChromaDex Corp. (x)*	57,391	212,921
Codexis, Inc.*	77,007	1,108,901
Enzo Biochem, Inc.*	61,998	321,770
Fluidigm Corp.*	41,258	245,898
Harvard Bioscience, Inc.*	43,041	230,269
Luminex Corp.	63,371	1,871,346
Medpace Holdings, Inc.*	18,103	778,429
NanoString Technologies, Inc.*	32,283	441,631
NeoGenomics, Inc.*	85,378	1,119,306
Pacific Biosciences of California, Inc. (x)*	184,568	655,216
Quanterix Corp. (x)*	7,155	102,746
Syneos Health, Inc.*	84,901	3,981,856

		14,570,207

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc. (x)*	40,691	812,599
Aerie Pharmaceuticals, Inc. (x)*	53,946	3,644,052
Akcea Therapeutics, Inc. (x)*	20,898	495,492
Akorn, Inc.*	141,612	2,349,343
Amneal Pharmaceuticals, Inc.*	131,695	2,161,115
Amphastar Pharmaceuticals, Inc.*	55,580	848,151
Ampio Pharmaceuticals, Inc. (x)*	117,832	259,230
ANI Pharmaceuticals, Inc.*	12,106	808,681
Aratana Therapeutics, Inc.*	60,793	258,370
Assembly Biosciences, Inc.*	25,740	1,009,265
Clearside Biomedical, Inc. (x)*	42,452	453,812
Collegium Pharmaceutical, Inc.*	44,484	1,060,943
Corcept Therapeutics, Inc.*	148,191	2,329,563
Corium International, Inc. (x)*	40,395	323,564
Cymabay Therapeutics, Inc.*	89,126	1,196,071
Depomed, Inc.*	86,076	574,127
Dermira, Inc.*	57,653	530,408
Dova Pharmaceuticals, Inc. (x)*	17,842	533,833
Durect Corp.*	227,332	354,638
Eloxx Pharmaceuticals, Inc. (x)*	32,440	553,751
Endo International plc*	339,651	3,202,909
Endocyte, Inc. (x)*	98,414	1,358,113
Evolus, Inc. (x)*	7,672	214,739
Horizon Pharma plc*	250,503	4,148,329
Innovate Biopharmaceuticals, Inc. (x)*	25,559	602,426
Innoviva, Inc.*	105,391	1,454,396
Intersect ENT, Inc.*	44,884	1,680,906
Intra-Cellular Therapies, Inc.*	67,937	1,200,447
Kala Pharmaceuticals, Inc.*	20,918	287,204
Lannett Co., Inc. (x)*	46,356	630,442
Mallinckrodt plc (x)*	124,975	2,332,034
Marinus Pharmaceuticals, Inc.*	54,845	387,754
Medicines Co. (The) (x)*	105,158	3,859,298
Melinta Therapeutics, Inc.*	30,609	194,367
Menlo Therapeutics, Inc.*	9,405	76,369
MyoKardia, Inc.*	46,252	2,296,412
Neos Therapeutics, Inc.*	39,972	249,825
Ocular Therapeutix, Inc. (x)*	48,916	330,183
Odonate Therapeutics, Inc.*	9,598	211,924
Omeros Corp. (x)*	68,089	1,235,134
Optinose, Inc. (x)*	24,367	681,789
Pacira Pharmaceuticals, Inc.*	61,385	1,967,389
Paratek Pharmaceuticals, Inc.*	48,120	490,824
Phibro Animal Health Corp., Class A	30,310	1,395,776
Prestige Brands Holdings, Inc.*	81,126	3,113,616
Reata Pharmaceuticals, Inc., Class A (x)*	24,066	841,588
resTORbio, Inc. (x)*	9,100	83,265
Revance Therapeutics, Inc.*	49,820	1,367,559
scPharmaceuticals, Inc. (x)*	6,348	35,930
Sienna Biopharmaceuticals, Inc.*	22,131	336,170
SIGA Technologies, Inc. (x)*	78,113	463,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Supernus Pharmaceuticals, Inc.*	74,340	$4,449,248
Teligent, Inc. (x)*	59,824	206,991
Tetraphase Pharmaceuticals, Inc.*	71,588	255,569
TherapeuticsMD, Inc. (x)*	251,585	1,569,890
Theravance Biopharma, Inc. (x)*	65,449	1,484,383
WaVe Life Sciences Ltd. (x)*	26,714	1,021,811
Zogenix, Inc.*	53,617	2,369,871
Zomedica Pharmaceuticals Corp. (x)*	36,058	81,131

		68,727,010

Total Health Care		519,273,450

Industrials (13.4%)
Aerospace & Defense (1.2%)
AAR Corp.	48,873	2,272,106
Aerojet Rocketdyne Holdings, Inc.*	106,058	3,127,650
Aerovironment, Inc.*	31,495	2,249,688
Astronics Corp.*	32,431	1,166,543
Axon Enterprise, Inc.*	79,752	5,038,732
Cubic Corp.	38,037	2,441,975
Ducommun, Inc.*	15,060	498,335
Engility Holdings, Inc.*	27,253	835,032
Esterline Technologies Corp.*	39,868	2,942,258
KeyW Holding Corp. (The) (x)*	72,192	630,958
KLX, Inc.*	76,278	5,484,389
Kratos Defense & Security Solutions, Inc. (x)*	133,630	1,538,081
Maxar Technologies Ltd. (x)	85,784	4,333,809
Mercury Systems, Inc.*	71,041	2,703,820
Moog, Inc., Class A	48,791	3,803,746
National Presto Industries, Inc. (x)	7,730	958,520
Sparton Corp.*	16,197	307,581
Triumph Group, Inc.	74,074	1,451,850
Vectrus, Inc.*	16,304	502,489

		42,287,562

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	88,892	2,008,070
Atlas Air Worldwide Holdings, Inc.*	35,949	2,577,543
Echo Global Logistics, Inc.*	42,469	1,242,218
Forward Air Corp.	45,179	2,669,176
Hub Group, Inc., Class A*	49,297	2,454,991
Park-Ohio Holdings Corp.	13,206	492,584
Radiant Logistics, Inc.*	53,320	208,481

		11,653,063

Airlines (0.4%)
Allegiant Travel Co.	19,602	2,723,698
Hawaiian Holdings, Inc.	76,820	2,761,679
SkyWest, Inc.	77,407	4,017,423
Spirit Airlines, Inc.*	104,180	3,786,943

		13,289,743

Building Products (1.2%)
AAON, Inc.	62,627	2,082,348
Advanced Drainage Systems, Inc.	67,320	1,921,986
American Woodmark Corp.*	21,442	1,963,015
Apogee Enterprises, Inc.	42,962	2,069,480
Armstrong Flooring, Inc.*	34,168	479,719
Builders FirstSource, Inc.*	171,568	3,137,979
Caesarstone Ltd. (x)	34,540	521,554
Continental Building Products, Inc.*	56,419	1,780,019
CSW Industrials, Inc.*	24,077	1,272,469
Gibraltar Industries, Inc.*	47,952	1,798,200
Griffon Corp.	45,866	816,415
Insteel Industries, Inc.	26,984	901,266
JELD-WEN Holding, Inc.*	106,365	3,040,975
Masonite International Corp.*	41,708	2,996,720
NCI Building Systems, Inc.*	64,655	1,357,755
Patrick Industries, Inc.*	36,724	2,087,759
PGT Innovations, Inc.*	72,206	1,505,495
Quanex Building Products Corp.	50,973	914,965
Simpson Manufacturing Co., Inc.	62,788	3,904,786
Trex Co., Inc.*	89,666	5,612,194
Universal Forest Products, Inc.	91,022	3,333,226

		43,498,325

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	100,739	2,939,564
ACCO Brands Corp.	161,149	2,231,914
Advanced Disposal Services, Inc.*	109,120	2,703,994
Brady Corp., Class A	72,203	2,783,426
Brink’s Co. (The)	76,229	6,079,262
Casella Waste Systems, Inc., Class A*	61,104	1,564,873
CECO Environmental Corp.	46,154	283,386
Covanta Holding Corp.	177,795	2,933,618
Deluxe Corp.	72,696	4,813,202
Ennis, Inc.	38,390	781,237
Essendant, Inc.	55,503	733,750
Healthcare Services Group, Inc. (x)	112,461	4,857,190
Heritage-Crystal Clean, Inc.*	20,987	421,839
Herman Miller, Inc.	89,743	3,042,288
HNI Corp.	66,168	2,461,450
InnerWorkings, Inc.*	69,032	599,888
Interface, Inc.	87,630	2,011,109
Kimball International, Inc., Class B	53,977	872,268
Knoll, Inc.	72,615	1,511,118
LSC Communications, Inc.	50,835	796,076
Matthews International Corp., Class A	47,545	2,795,646
McGrath RentCorp	36,535	2,311,569
Mobile Mini, Inc.	67,490	3,165,281
MSA Safety, Inc.	51,703	4,981,066
Multi-Color Corp.	20,950	1,354,418
NL Industries, Inc.*	10,418	90,637
Pitney Bowes, Inc.	285,915	2,450,292
Quad/Graphics, Inc.	51,260	1,067,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
RR Donnelley & Sons Co.	110,347	$635,599
SP Plus Corp.*	34,140	1,270,008
Steelcase, Inc., Class A	130,206	1,757,781
Team, Inc. (x)*	43,974	1,015,799
Tetra Tech, Inc.	84,166	4,923,710
UniFirst Corp.	22,918	4,054,194
US Ecology, Inc.	33,630	2,142,231
Viad Corp.	30,909	1,676,813
VSE Corp.	13,048	623,433

		80,737,675

Construction & Engineering (1.0%)
Aegion Corp.*	46,517	1,197,813
Ameresco, Inc., Class A*	27,670	332,040
Argan, Inc.	22,133	906,346
Comfort Systems USA, Inc.	55,506	2,542,175
Dycom Industries, Inc.*	45,828	4,331,204
EMCOR Group, Inc.	88,480	6,740,406
Granite Construction, Inc.	66,814	3,718,867
Great Lakes Dredge & Dock Corp.*	84,231	442,213
HC2 Holdings, Inc.*	60,118	351,690
IES Holdings, Inc.*	14,551	243,729
Infrastructure and Energy Alternatives, Inc. (x)*	25,673	239,016
KBR, Inc.	214,402	3,842,084
MasTec, Inc.*	98,701	5,009,076
MYR Group, Inc.*	24,051	852,848
Northwest Pipe Co.*	13,294	257,505
NV5 Global, Inc.*	12,466	863,894
Orion Group Holdings, Inc.*	38,279	316,185
Primoris Services Corp.	63,400	1,726,382
Sterling Construction Co., Inc.*	38,138	496,938
Tutor Perini Corp.*	56,043	1,033,993
Willscot Corp. (x)*	50,341	745,047

		36,189,451

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	10,287	492,542
Atkore International Group, Inc.*	59,706	1,240,094
AZZ, Inc.	39,096	1,698,721
Babcock & Wilcox Enterprises, Inc. (x)*	51,390	122,308
Encore Wire Corp.	29,922	1,419,799
Energous Corp. (x)*	35,303	523,543
EnerSys	63,805	4,762,405
Enphase Energy, Inc. (x)*	130,721	879,752
FuelCell Energy, Inc. (x)*	122,590	161,819
Generac Holdings, Inc.*	91,731	4,745,245
Plug Power, Inc. (x)*	337,687	682,128
Powell Industries, Inc.	13,890	483,789
Preformed Line Products Co.	4,838	429,518
Sunrun, Inc. (x)*	144,048	1,894,231
Thermon Group Holdings, Inc.*	47,495	1,086,211
TPI Composites, Inc.*	22,042	644,508
Vicor Corp.*	26,548	1,156,165
Vivint Solar, Inc.*	52,075	257,771

		22,680,549

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	53,858	2,070,840

Machinery (3.3%)
Actuant Corp., Class A	92,490	2,714,582
Alamo Group, Inc.	14,407	1,301,817
Albany International Corp., Class A	43,259	2,602,029
Altra Industrial Motion Corp.	43,380	1,869,678
American Railcar Industries, Inc. (x)	11,101	438,267
Astec Industries, Inc.	34,754	2,078,289
Barnes Group, Inc.	75,756	4,462,028
Blue Bird Corp.*	22,033	492,438
Briggs & Stratton Corp.	63,575	1,119,556
Chart Industries, Inc.*	46,795	2,886,316
CIRCOR International, Inc.	25,474	941,519
Columbus McKinnon Corp.	33,451	1,450,435
Commercial Vehicle Group, Inc.*	46,545	341,640
DMC Global, Inc.	22,571	1,013,438
Douglas Dynamics, Inc.	33,534	1,609,632
Eastern Co. (The)	8,012	224,737
Energy Recovery, Inc. (x)*	57,735	466,499
EnPro Industries, Inc.	31,874	2,229,586
ESCO Technologies, Inc.	38,692	2,232,528
Evoqua Water Technologies Corp.*	114,601	2,349,321
Federal Signal Corp.	90,088	2,098,150
Franklin Electric Co., Inc.	70,492	3,179,189
FreightCar America, Inc.	20,172	338,688
Gencor Industries, Inc.*	11,016	177,908
Global Brass & Copper Holdings, Inc.	31,999	1,003,169
Gorman-Rupp Co. (The)	28,125	984,375
Graham Corp.	15,818	408,263
Greenbrier Cos., Inc. (The)	48,127	2,538,699
Harsco Corp.*	122,251	2,701,747
Hillenbrand, Inc.	95,325	4,494,574
Hurco Cos., Inc.	10,089	451,483
Hyster-Yale Materials Handling, Inc.	15,603	1,002,493
John Bean Technologies Corp.	47,494	4,222,217
Kadant, Inc.	16,720	1,607,628
Kennametal, Inc.	124,119	4,455,872
LB Foster Co., Class A*	14,474	332,178
Lindsay Corp.	16,197	1,570,947
Lydall, Inc.*	25,202	1,100,067
Manitex International, Inc.*	21,130	263,702
Manitowoc Co., Inc. (The)*	53,684	1,388,268
Meritor, Inc.*	128,021	2,633,392
Milacron Holdings Corp.*	105,232	1,992,042
Miller Industries, Inc.	15,282	390,455
Mueller Industries, Inc.	86,114	2,541,224
Mueller Water Products, Inc., Class A	233,336	2,734,698
Navistar International Corp.*	75,052	3,056,117
NN, Inc.	41,117	777,111
Omega Flex, Inc.	4,531	358,447
Proto Labs, Inc.*	41,075	4,885,872
RBC Bearings, Inc.*	35,629	4,589,371
REV Group, Inc. (x)	44,250	752,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rexnord Corp.*	158,131	$4,595,287
Spartan Motors, Inc.	51,074	771,217
SPX Corp.*	65,261	2,287,398
SPX FLOW, Inc.*	64,073	2,804,475
Standex International Corp.	19,257	1,968,065
Sun Hydraulics Corp.	43,376	2,090,289
Tennant Co.	26,463	2,090,577
Titan International, Inc.	75,363	808,645
TriMas Corp.*	68,888	2,025,307
Twin Disc, Inc.*	11,797	292,802
Wabash National Corp.	87,281	1,628,663
Watts Water Technologies, Inc., Class A	42,102	3,300,797
Woodward, Inc.	81,108	6,233,962

		122,752,858

Marine (0.1%)
Costamare, Inc.	69,885	557,682
Eagle Bulk Shipping, Inc.*	70,774	385,011
Genco Shipping & Trading Ltd.*	10,164	157,542
Matson, Inc.	64,272	2,466,759
Safe Bulkers, Inc.*	69,697	236,970
Scorpio Bulkers, Inc.	90,007	639,050

		4,443,014

Professional Services (1.3%)
Acacia Research Corp.*	70,128	291,031
ASGN, Inc.*	76,973	6,018,518
Barrett Business Services, Inc.	11,017	1,063,912
BG Staffing, Inc.	10,164	236,313
CBIZ, Inc.*	79,821	1,835,883
CRA International, Inc.	12,933	658,160
Exponent, Inc.	78,283	3,781,069
Forrester Research, Inc.	16,260	682,107
Franklin Covey Co.*	14,199	348,585
FTI Consulting, Inc.*	57,289	3,464,839
GP Strategies Corp.*	18,537	326,251
Heidrick & Struggles International, Inc.	28,804	1,008,140
Hill International, Inc.*	73,081	431,178
Huron Consulting Group, Inc.*	33,158	1,356,162
ICF International, Inc.	27,318	1,940,944
Insperity, Inc.	58,098	5,533,834
Kelly Services, Inc., Class A	46,074	1,034,361
Kforce, Inc.	34,405	1,180,092
Korn/Ferry International	85,602	5,301,332
Mistras Group, Inc.*	25,187	475,531
Navigant Consulting, Inc.*	68,251	1,511,077
Resources Connection, Inc.	46,132	779,631
TriNet Group, Inc.*	66,141	3,699,928
TrueBlue, Inc.*	60,728	1,636,620
WageWorks, Inc.*	60,360	3,018,000
Willdan Group, Inc.*	11,678	361,668

		47,975,166

Road & Rail (0.5%)
ArcBest Corp.	39,451	1,802,911
Avis Budget Group, Inc.*	103,978	3,379,285
Covenant Transportation Group, Inc., Class A*	19,582	616,833
Daseke, Inc.*	61,850	614,171
Heartland Express, Inc.	71,217	1,321,075
Hertz Global Holdings, Inc.*	82,580	1,266,777
Marten Transport Ltd.	58,623	1,374,709
PAM Transportation Services, Inc. (x)*	3,209	150,727
Saia, Inc.*	38,539	3,115,878
Universal Logistics Holdings, Inc.	14,540	381,675
USA Truck, Inc.*	11,881	278,847
Werner Enterprises, Inc.	71,880	2,699,094
YRC Worldwide, Inc.*	50,107	503,575

		17,505,557

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	73,286	1,502,363
Applied Industrial Technologies, Inc.	57,908	4,062,246
Beacon Roofing Supply, Inc.*	103,379	4,406,013
BlueLinx Holdings, Inc. (x)*	13,427	503,915
BMC Stock Holdings, Inc.*	102,463	2,136,354
CAI International, Inc.*	27,766	645,282
DXP Enterprises, Inc.*	24,625	940,675
EnviroStar, Inc. (x)	5,152	207,626
Foundation Building Materials, Inc.*	23,744	365,183
GATX Corp.	56,492	4,193,401
General Finance Corp. (x)*	13,948	188,995
GMS, Inc.*	48,188	1,305,413
H&E Equipment Services, Inc.	48,484	1,823,483
Herc Holdings, Inc.*	36,635	2,064,016
Kaman Corp.	41,930	2,922,102
Lawson Products, Inc.*	10,706	260,691
MRC Global, Inc.*	128,116	2,776,274
Nexeo Solutions, Inc.*	48,803	445,571
NOW, Inc. (x)*	161,377	2,151,155
Rush Enterprises, Inc., Class A*	45,251	1,962,988
Rush Enterprises, Inc., Class B*	9,062	397,822
SiteOne Landscape Supply, Inc.*	60,432	5,074,476
Textainer Group Holdings Ltd.*	41,937	666,798
Titan Machinery, Inc.*	27,733	431,248
Triton International Ltd.	79,529	2,438,359
Veritiv Corp.*	17,334	690,760
Willis Lease Finance Corp.*	6,061	191,467

		44,754,676

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	87,632	985,860

Total Industrials		490,824,339

Information Technology (13.7%)
Communications Equipment (1.5%)
Acacia Communications, Inc. (x)*	41,571	1,447,087
ADTRAN, Inc.	72,406	1,075,229
Aerohive Networks, Inc.*	50,768	201,549
Applied Optoelectronics, Inc. (x)*	27,832	1,249,657
CalAmp Corp.*	52,874	1,238,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Calix, Inc.*	68,760	$536,328
Casa Systems, Inc.*	22,382	365,498
Ciena Corp.*	217,980	5,778,649
Clearfield, Inc. (x)*	16,760	185,198
Comtech Telecommunications Corp.	35,115	1,119,466
DASAN Zhone Solutions, Inc. (x)*	8,107	79,124
Digi International, Inc.*	40,250	531,300
Extreme Networks, Inc.*	174,280	1,387,269
Finisar Corp. (x)*	174,583	3,142,494
Harmonic, Inc.*	120,802	513,409
Infinera Corp.*	226,348	2,247,636
InterDigital, Inc.	52,681	4,261,893
KVH Industries, Inc.*	26,580	356,172
Lumentum Holdings, Inc.*	95,103	5,506,463
NETGEAR, Inc.*	47,442	2,965,125
NetScout Systems, Inc.*	128,096	3,804,451
Oclaro, Inc.*	258,789	2,310,986
Plantronics, Inc.	50,349	3,839,111
Quantenna Communications, Inc.*	50,564	785,765
Ribbon Communications, Inc.*	75,234	535,666
ViaSat, Inc. (x)*	83,053	5,458,243
Viavi Solutions, Inc.*	345,182	3,534,664

		54,457,270

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	44,736	2,831,789
AVX Corp.	72,820	1,141,089
Badger Meter, Inc.	43,389	1,939,488
Bel Fuse, Inc., Class B	13,809	288,608
Belden, Inc.	62,331	3,809,671
Benchmark Electronics, Inc.	71,717	2,090,551
Control4 Corp.*	39,688	964,815
CTS Corp.	50,044	1,801,584
Daktronics, Inc.	58,344	496,507
Electro Scientific Industries, Inc. (x)*	46,222	728,921
ePlus, Inc.*	20,658	1,943,918
Fabrinet*	55,094	2,032,418
FARO Technologies, Inc.*	25,864	1,405,708
Fitbit, Inc., Class A*	313,659	2,048,193
II-VI, Inc.*	93,787	4,075,045
Insight Enterprises, Inc.*	54,085	2,646,379
Iteris, Inc.*	34,075	164,923
Itron, Inc.*	51,568	3,096,658
KEMET Corp.*	84,457	2,039,637
Kimball Electronics, Inc.*	39,901	730,188
Knowles Corp.*	133,521	2,042,871
Maxwell Technologies, Inc. (x)*	53,698	279,230
Mesa Laboratories, Inc.	4,836	1,020,783
Methode Electronics, Inc.	55,037	2,217,991
MTS Systems Corp.	27,051	1,424,235
Napco Security Technologies, Inc.*	16,633	243,673
nLight, Inc.*	10,571	349,477
Novanta, Inc.*	49,661	3,093,880
OSI Systems, Inc.*	25,589	1,978,797
PAR Technology Corp.*	16,815	297,289
Park Electrochemical Corp.	27,413	635,707
PC Connection, Inc.	16,489	547,435
Plexus Corp.*	49,333	2,937,287
Rogers Corp.*	27,879	3,107,393
Sanmina Corp.*	104,907	3,073,775
ScanSource, Inc.*	38,862	1,566,139
SYNNEX Corp.	46,078	4,446,988
Systemax, Inc.	17,666	606,474
Tech Data Corp.*	58,000	4,762,961
TTM Technologies, Inc.*	143,579	2,531,298
VeriFone Systems, Inc.*	166,684	3,803,729
Vishay Intertechnology, Inc.	201,162	4,666,959
Vishay Precision Group, Inc.*	16,130	615,360

		82,525,821

Internet Software & Services (3.3%)
Alarm.com Holdings, Inc.*	46,707	1,886,029
Alteryx, Inc., Class A (x)*	42,417	1,618,633
Amber Road, Inc.*	35,693	335,871
Appfolio, Inc., Class A*	22,342	1,366,213
Apptio, Inc., Class A*	51,029	1,847,250
Benefitfocus, Inc.*	30,282	1,017,475
Blucora, Inc.*	71,168	2,633,216
Box, Inc., Class A*	192,923	4,821,146
Brightcove, Inc.*	53,064	512,068
Carbonite, Inc.*	40,426	1,410,867
Cardlytics, Inc. (x)*	7,771	169,097
Care.com, Inc.*	29,459	615,104
Cargurus, Inc.*	74,434	2,585,837
Cars.com, Inc.*	110,015	3,123,326
ChannelAdvisor Corp.*	38,988	547,781
Cimpress NV*	33,414	4,843,693
Cision Ltd.*	58,778	878,731
Cloudera, Inc.*	156,851	2,139,448
Cornerstone OnDemand, Inc.*	80,998	3,841,735
Coupa Software, Inc.*	80,556	5,013,805
eGain Corp.*	26,519	400,437
Endurance International Group Holdings, Inc.*	106,575	1,060,421
Envestnet, Inc.*	67,106	3,687,475
Etsy, Inc.*	181,424	7,654,278
Five9, Inc.*	86,015	2,973,539
Fusion Connect, Inc. (x)*	31,205	122,948
Gogo, Inc. (x)*	87,758	426,504
GTT Communications, Inc. (x)*	53,010	2,385,450
Hortonworks, Inc.*	104,098	1,896,666
Instructure, Inc.*	47,405	2,017,083
Internap Corp.*	29,704	309,516
j2 Global, Inc.	71,179	6,164,813
Leaf Group Ltd.*	23,378	253,651
Limelight Networks, Inc.*	162,664	727,108
Liquidity Services, Inc.*	40,657	266,303
LivePerson, Inc.*	85,507	1,804,198
Meet Group, Inc. (The)*	101,847	456,275
MINDBODY, Inc., Class A*	64,762	2,499,813
New Relic, Inc.*	67,171	6,756,730
NIC, Inc.	97,410	1,514,726
Pandora Media, Inc. (x)*	388,296	3,059,772
Q2 Holdings, Inc.*	55,538	3,168,443
QuinStreet, Inc.*	59,912	760,882
Quotient Technology, Inc.*	121,035	1,585,559
Reis, Inc.	13,667	297,941
Remark Holdings, Inc. (x)*	36,577	143,016
SendGrid, Inc. (x)*	12,561	333,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ShotSpotter, Inc. (x)*	10,891	$413,096
Shutterstock, Inc.*	28,202	1,338,467
SPS Commerce, Inc.*	25,490	1,873,005
Stamps.com, Inc.*	26,322	6,660,781
TechTarget, Inc.*	31,272	888,125
Telaria, Inc.*	65,206	263,432
Trade Desk, Inc. (The), Class A*	47,785	4,482,233
Travelzoo*	7,170	122,607
TrueCar, Inc.*	138,938	1,401,884
Tucows, Inc., Class A (x)*	14,653	888,704
Veritone, Inc. (x)*	10,826	182,093
Web.com Group, Inc.*	61,328	1,585,329
XO Group, Inc.*	38,424	1,229,568
Yelp, Inc.*	123,125	4,824,038
Yext, Inc.*	122,814	2,375,223

		122,462,575

IT Services (1.6%)
Acxiom Corp.*	119,495	3,578,875
CACI International, Inc., Class A*	37,249	6,278,320
Cardtronics plc, Class A*	60,404	1,460,569
Cass Information Systems, Inc.	18,844	1,296,844
ConvergeOne Holdings, Inc. (x)	36,896	346,453
Convergys Corp.	138,875	3,394,105
CSG Systems International, Inc.	50,490	2,063,526
Everi Holdings, Inc.*	96,111	691,999
Evertec, Inc.	93,387	2,040,506
Exela Technologies, Inc. (x)*	70,007	332,533
ExlService Holdings, Inc.*	50,573	2,862,938
Hackett Group, Inc. (The)	36,572	587,712
Information Services Group, Inc.*	58,102	238,218
ManTech International Corp., Class A	40,156	2,153,968
MAXIMUS, Inc.	98,455	6,115,040
MoneyGram International, Inc.*	43,712	292,433
Perficient, Inc.*	53,113	1,400,590
Perspecta, Inc.	217,837	4,476,550
PFSweb, Inc.*	22,066	214,482
Presidio, Inc. (x)*	46,091	603,792
PRGX Global, Inc.*	29,160	282,852
Science Applications International Corp.	64,291	5,203,071
ServiceSource International, Inc.*	112,615	443,703
Sykes Enterprises, Inc.*	59,520	1,712,986
Syntel, Inc.*	53,902	1,729,715
Travelport Worldwide Ltd.	191,920	3,558,197
TTEC Holdings, Inc.	21,676	748,906
Unisys Corp. (x)*	74,867	965,784
Virtusa Corp.*	42,699	2,078,587

		57,153,254

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A (x)*	12,055	129,953
Adesto Technologies Corp. (x)*	27,010	226,884
Advanced Energy Industries, Inc.*	59,007	3,427,717
Alpha & Omega Semiconductor Ltd.*	27,735	394,946
Ambarella, Inc. (x)*	49,284	1,902,855
Amkor Technology, Inc.*	152,287	1,308,145
Aquantia Corp.*	32,029	370,896
Axcelis Technologies, Inc.*	49,171	973,586
AXT, Inc.*	55,535	391,522
Brooks Automation, Inc.	103,886	3,388,761
Cabot Microelectronics Corp.	38,723	4,165,046
CEVA, Inc.*	32,807	990,771
Cirrus Logic, Inc.*	97,356	3,731,655
Cohu, Inc.	41,754	1,023,391
Cree, Inc.*	152,654	6,345,827
Diodes, Inc.*	60,468	2,084,332
Entegris, Inc.	215,496	7,305,313
FormFactor, Inc.*	108,886	1,448,184
Ichor Holdings Ltd. (x)*	38,500	816,970
Impinj, Inc. (x)*	27,270	602,940
Inphi Corp. (x)*	65,923	2,149,749
Integrated Device Technology, Inc.*	201,279	6,416,775
Kopin Corp. (x)*	87,727	250,899
Lattice Semiconductor Corp.*	182,598	1,197,843
MACOM Technology Solutions Holdings, Inc. (x)*	68,793	1,584,991
MaxLinear, Inc.*	95,493	1,488,736
Nanometrics, Inc.*	34,302	1,214,634
NeoPhotonics Corp. (x)*	57,156	356,082
NVE Corp.	7,047	858,184
PDF Solutions, Inc.*	41,938	502,417
Photronics, Inc.*	103,562	825,907
Power Integrations, Inc.	43,294	3,162,627
Rambus, Inc.*	161,610	2,026,589
Rudolph Technologies, Inc.*	47,718	1,412,453
Semtech Corp.*	98,700	4,643,835
Sigma Designs, Inc.*	58,211	355,087
Silicon Laboratories, Inc.*	65,098	6,483,761
SMART Global Holdings, Inc. (x)*	15,761	502,303
SunPower Corp. (x)*	89,363	685,414
Synaptics, Inc.*	52,281	2,633,394
Ultra Clean Holdings, Inc.*	59,977	995,618
Veeco Instruments, Inc.*	71,390	1,017,308
Xcerra Corp.*	81,117	1,133,204
Xperi Corp.	73,762	1,187,568

		84,115,072

Software (2.4%)
8x8, Inc.*	137,817	2,763,231
A10 Networks, Inc.*	73,956	460,746
ACI Worldwide, Inc.*	173,919	4,290,582
Agilysys, Inc.*	25,274	391,747
Altair Engineering, Inc., Class A*	37,661	1,287,253
American Software, Inc., Class A	42,914	625,257
Asure Software, Inc.*	14,850	236,858
Avaya Holdings Corp.*	158,744	3,187,580
Blackbaud, Inc.	73,149	7,494,114
Blackline, Inc.*	49,063	2,130,806
Bottomline Technologies de, Inc.*	60,981	3,038,683
Carbon Black, Inc. (x)*	12,157	316,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CommVault Systems, Inc.*	59,636	$3,927,031
Digimarc Corp. (x)*	17,738	475,378
Ebix, Inc. (x)	36,497	2,782,896
Ellie Mae, Inc.*	51,860	5,385,141
Everbridge, Inc.*	39,689	1,882,052
ForeScout Technologies, Inc.*	43,673	1,496,237
Glu Mobile, Inc.*	162,609	1,042,324
HubSpot, Inc.*	54,969	6,893,112
Imperva, Inc.*	53,040	2,559,180
Majesco*	11,912	73,259
MicroStrategy, Inc., Class A*	14,401	1,839,728
Mitek Systems, Inc.*	49,503	440,577
MobileIron, Inc.*	107,618	478,900
Model N, Inc.*	36,983	687,884
Monotype Imaging Holdings, Inc.	62,736	1,273,541
OneSpan, Inc.*	47,902	941,274
Park City Group, Inc. (x)*	22,715	179,449
Paylocity Holding Corp.*	43,958	2,587,368
Progress Software Corp.	68,062	2,642,167
PROS Holdings, Inc.*	42,138	1,540,987
QAD, Inc., Class A	15,550	779,832
QAD, Inc., Class B	249	10,085
Qualys, Inc.*	51,156	4,312,451
Rapid7, Inc.*	54,592	1,540,586
Rimini Street, Inc. (x)*	11,198	73,347
Rosetta Stone, Inc.*	30,737	492,714
SailPoint Technologies Holding, Inc.*	56,811	1,394,142
SecureWorks Corp., Class A (x)*	14,823	184,546
Telenav, Inc.*	46,275	259,140
TiVo Corp.	184,354	2,479,561
Upland Software, Inc.*	23,645	812,679
Varonis Systems, Inc.*	42,078	3,134,811
Verint Systems, Inc.*	96,636	4,285,807
VirnetX Holding Corp. (x)*	77,376	263,078
Workiva, Inc.*	41,894	1,022,214
Zix Corp.*	76,929	414,647
Zscaler, Inc. (x)*	21,004	750,893

		87,561,957

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	165,833	2,290,153
Avid Technology, Inc.*	51,438	267,478
Cray, Inc.*	61,821	1,520,797
Diebold Nixdorf, Inc. (x)	114,389	1,366,949
Eastman Kodak Co. (x)*	24,214	92,013
Electronics For Imaging, Inc.*	67,421	2,195,228
Immersion Corp.*	47,035	726,220
Stratasys Ltd. (x)*	75,626	1,447,482
Super Micro Computer, Inc.*	59,214	1,400,411
USA Technologies, Inc.*	78,454	1,098,356

		12,405,087

Total Information Technology		500,681,036

Materials (3.9%)
Chemicals (1.8%)
A Schulman, Inc.	40,667	1,809,682
Advanced Emissions Solutions, Inc. (x)	6,374	72,409
AdvanSix, Inc.*	45,152	1,653,918
AgroFresh Solutions, Inc.*	47,501	332,982
American Vanguard Corp.	42,666	979,185
Balchem Corp.	48,534	4,763,127
Chase Corp.	10,921	1,280,487
Core Molding Technologies, Inc.	1,705	24,347
Ferro Corp.*	126,015	2,627,413
Flotek Industries, Inc.*	86,180	278,361
FutureFuel Corp.	39,460	552,835
GCP Applied Technologies, Inc.*	109,385	3,166,696
Hawkins, Inc.	14,456	511,020
HB Fuller Co.	76,694	4,116,934
Ingevity Corp.*	64,256	5,195,739
Innophos Holdings, Inc.	29,589	1,408,436
Innospec, Inc.	36,188	2,770,191
Intrepid Potash, Inc.*	138,315	567,092
KMG Chemicals, Inc.	22,262	1,642,490
Koppers Holdings, Inc.*	31,579	1,211,055
Kraton Corp.*	47,141	2,175,086
Kronos Worldwide, Inc.	34,768	783,323
LSB Industries, Inc. (x)*	32,279	171,079
Marrone Bio Innovations, Inc. (x)*	79,345	145,995
Minerals Technologies, Inc.	53,843	4,057,070
OMNOVA Solutions, Inc.*	65,164	677,706
PolyOne Corp.	119,542	5,166,604
PQ Group Holdings, Inc.*	55,294	995,292
Quaker Chemical Corp.	19,815	3,068,749
Rayonier Advanced Materials, Inc.	78,130	1,335,242
Sensient Technologies Corp.	64,289	4,599,878
Stepan Co.	31,209	2,434,614
Trecora Resources*	32,064	476,150
Tredegar Corp.	38,058	894,363
Trinseo SA	66,484	4,717,040
Tronox Ltd., Class A	142,060	2,795,741
Valhi, Inc.	38,926	185,288

		69,643,619

Construction Materials (0.2%)
Forterra, Inc. (x)*	30,385	295,646
Summit Materials, Inc., Class A*	170,097	4,465,046
United States Lime & Minerals, Inc.	3,143	263,698
US Concrete, Inc. (x)*	24,443	1,283,258

		6,307,648

Containers & Packaging (0.1%)
Greif, Inc., Class A	38,658	2,044,621
Greif, Inc., Class B	8,783	505,901
Myers Industries, Inc.	46,434	891,533
UFP Technologies, Inc.*	10,667	329,077

		3,771,132

Metals & Mining (1.2%)
AK Steel Holding Corp. (x)*	479,168	2,079,589
Allegheny Technologies, Inc.*	188,543	4,736,199
Carpenter Technology Corp.	70,591	3,710,969
Century Aluminum Co.*	75,084	1,182,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cleveland-Cliffs, Inc. (x)*	450,557	$3,798,195
Coeur Mining, Inc.*	284,001	2,158,408
Commercial Metals Co.	176,795	3,732,141
Compass Minerals International, Inc. (x)	52,266	3,436,490
Gold Resource Corp.	86,099	567,392
Haynes International, Inc.	19,474	715,475
Hecla Mining Co.	594,912	2,070,294
Kaiser Aluminum Corp.	24,923	2,594,734
Klondex Mines Ltd.*	206,552	477,135
Materion Corp.	30,436	1,648,109
Olympic Steel, Inc.	14,860	303,293
Ramaco Resources, Inc. (x)*	8,337	58,026
Ryerson Holding Corp.*	27,264	303,994
Schnitzer Steel Industries, Inc., Class A	40,513	1,365,288
SunCoke Energy, Inc.*	98,732	1,323,009
Synalloy Corp.	11,453	228,487
Tahoe Resources, Inc.	471,329	2,318,939
TimkenSteel Corp.*	61,277	1,001,879
Universal Stainless & Alloy Products, Inc.*	10,224	242,002
Warrior Met Coal, Inc.	54,431	1,500,663
Worthington Industries, Inc.	65,443	2,746,643

		44,299,926

Paper & Forest Products (0.6%)
Boise Cascade Co.	58,738	2,625,589
Clearwater Paper Corp.*	25,137	580,665
KapStone Paper and Packaging Corp.	133,318	4,599,471
Louisiana-Pacific Corp.	221,735	6,035,626
Neenah, Inc.	25,005	2,121,674
PH Glatfelter Co.	65,760	1,288,238
Schweitzer-Mauduit International, Inc.	46,419	2,029,439
Verso Corp., Class A*	51,841	1,128,060

		20,408,762

Total Materials		144,431,087

Real Estate (6.6%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Acadia Realty Trust (REIT)	125,087	3,423,631
Agree Realty Corp. (REIT)	45,706	2,411,906
Alexander & Baldwin, Inc. (REIT)	104,254	2,449,969
Alexander’s, Inc. (REIT)	3,321	1,270,714
American Assets Trust, Inc. (REIT)	61,532	2,356,060
Americold Realty Trust (REIT)	80,127	1,764,397
Armada Hoffler Properties, Inc. (REIT)	69,620	1,037,338
Ashford Hospitality Trust, Inc. (REIT)	130,341	1,055,762
Bluerock Residential Growth REIT, Inc. (REIT) (x)	38,695	345,159
Braemar Hotels & Resorts, Inc. (REIT)	45,636	521,163
BRT Apartments Corp. (REIT)	11,917	151,942
CareTrust REIT, Inc. (REIT)	110,099	1,837,552
CatchMark Timber Trust, Inc. (REIT), Class A	74,029	942,389
CBL & Associates Properties, Inc. (REIT) (x)	252,717	1,407,634
Cedar Realty Trust, Inc. (REIT)	133,406	629,676
Chatham Lodging Trust (REIT)	69,663	1,478,249
Chesapeake Lodging Trust (REIT)	90,399	2,860,224
City Office REIT, Inc. (REIT)	55,058	706,394
Clipper Realty, Inc. (REIT)	22,174	189,366
Community Healthcare Trust, Inc. (REIT)	26,614	794,960
CoreCivic, Inc. (REIT)	180,449	4,310,927
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	19,624	737,862
CorePoint Lodging, Inc. (REIT)*	62,289	1,613,285
Cousins Properties, Inc. (REIT)	635,916	6,162,026
DiamondRock Hospitality Co. (REIT)	304,381	3,737,799
Easterly Government Properties, Inc. (REIT)	69,428	1,371,897
EastGroup Properties, Inc. (REIT)	51,994	4,968,547
Education Realty Trust, Inc. (REIT)	115,292	4,784,618
Farmland Partners, Inc. (REIT) (x)	50,316	442,781
First Industrial Realty Trust, Inc. (REIT)	188,583	6,287,357
Four Corners Property Trust, Inc. (REIT)	96,238	2,370,342
Franklin Street Properties Corp. (REIT)	154,657	1,323,864
Front Yard Residential Corp. (REIT)	78,374	816,657
GEO Group, Inc. (The) (REIT)	184,696	5,086,528
Getty Realty Corp. (REIT)	49,131	1,384,020
Gladstone Commercial Corp. (REIT)	43,407	834,283
Gladstone Land Corp. (REIT)	17,291	219,077
Global Medical REIT, Inc. (REIT)	30,179	267,386
Global Net Lease, Inc. (REIT)	103,947	2,123,637
Government Properties Income Trust (REIT)	126,075	1,998,289
Gramercy Property Trust (REIT)	243,611	6,655,453
Healthcare Realty Trust, Inc. (REIT)	188,053	5,468,581
Hersha Hospitality Trust (REIT)	55,924	1,199,570
Independence Realty Trust, Inc. (REIT)	134,305	1,384,685
Industrial Logistics Properties Trust (REIT)	31,604	706,349
InfraREIT, Inc. (REIT)	66,904	1,483,262
Innovative Industrial Properties, Inc. (REIT) (x)	9,616	352,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Real Estate Trust (REIT)	185,766	$1,027,286
iStar, Inc. (REIT)*	98,495	1,062,761
Jernigan Capital, Inc. (REIT)	19,886	379,027
Kite Realty Group Trust (REIT)	125,042	2,135,717
LaSalle Hotel Properties (REIT)	167,374	5,729,212
Lexington Realty Trust (REIT)	322,662	2,816,839
LTC Properties, Inc. (REIT)	60,326	2,578,333
Mack-Cali Realty Corp. (REIT)	138,538	2,809,551
MedEquities Realty Trust, Inc. (REIT)	44,199	487,073
Monmouth Real Estate Investment Corp. (REIT)	115,502	1,909,248
National Health Investors, Inc. (REIT)	61,622	4,540,309
National Storage Affiliates Trust (REIT)	77,656	2,393,358
New Senior Investment Group, Inc. (REIT)	114,781	868,892
NexPoint Residential Trust, Inc. (REIT)	26,206	745,561
NorthStar Realty Europe Corp. (REIT)	71,882	1,041,570
One Liberty Properties, Inc. (REIT)	22,738	600,511
Pebblebrook Hotel Trust (REIT)	103,750	4,025,500
Pennsylvania REIT (REIT) (x)	103,290	1,135,157
Physicians Realty Trust (REIT)	279,542	4,455,899
Piedmont Office Realty Trust, Inc. (REIT), Class A	193,723	3,860,899
PotlatchDeltic Corp. (REIT)	93,384	4,748,576
Preferred Apartment Communities, Inc. (REIT), Class A	61,280	1,041,147
PS Business Parks, Inc. (REIT)	30,124	3,870,934
QTS Realty Trust, Inc. (REIT), Class A	77,363	3,055,839
Quality Care Properties, Inc. (REIT)*	143,100	3,078,081
Ramco-Gershenson Properties Trust (REIT)	118,008	1,558,886
Retail Opportunity Investments Corp. (REIT)	169,475	3,247,141
Rexford Industrial Realty, Inc. (REIT)	121,931	3,827,414
RLJ Lodging Trust (REIT)	264,245	5,826,602
Ryman Hospitality Properties, Inc. (REIT)	67,861	5,642,642
Sabra Health Care REIT, Inc. (REIT)	270,663	5,881,507
Safety Income & Growth, Inc. (REIT)	13,379	253,800
Saul Centers, Inc. (REIT)	18,563	994,606
Select Income REIT (REIT)	97,459	2,189,904
Seritage Growth Properties (REIT), Class A (x)	48,874	2,073,724
Spirit MTA REIT (REIT)*	64,428	663,608
STAG Industrial, Inc. (REIT)	150,288	4,092,342
Summit Hotel Properties, Inc. (REIT)	156,243	2,235,837
Sunstone Hotel Investors, Inc. (REIT)	342,607	5,694,128
Tanger Factory Outlet Centers, Inc. (REIT) (x)	139,332	3,272,909
Terreno Realty Corp. (REIT)	81,574	3,072,893
Tier REIT, Inc. (REIT)	74,071	1,761,408
UMH Properties, Inc. (REIT)	49,669	762,419
Universal Health Realty Income Trust (REIT)	19,601	1,254,072
Urban Edge Properties (REIT)	166,262	3,802,412
Urstadt Biddle Properties, Inc. (REIT), Class A	44,712	1,011,833
Washington Prime Group, Inc. (REIT)	286,644	2,324,683
Washington REIT (REIT)	120,666	3,659,800
Whitestone REIT (REIT)	57,056	712,059
Xenia Hotels & Resorts, Inc. (REIT)	163,767	3,989,364

		225,928,978

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA (x)*	17,496	510,358
American Realty Investors, Inc. (x)*	4,154	65,675
Consolidated-Tomoka Land Co.	6,137	377,487
Forestar Group, Inc. (x)*	15,867	329,240
FRP Holdings, Inc.*	10,015	648,471
Griffin Industrial Realty, Inc.	1,853	81,513
HFF, Inc., Class A	57,932	1,989,964
Kennedy-Wilson Holdings, Inc.	190,356	4,026,030
Marcus & Millichap, Inc.*	29,528	1,151,887
Maui Land & Pineapple Co., Inc.*	10,163	113,826
Newmark Group, Inc., Class A	33,062	470,472
RE/MAX Holdings, Inc., Class A	27,363	1,435,189
Redfin Corp. (x)*	112,124	2,588,944
RMR Group, Inc. (The), Class A	10,745	842,945
St Joe Co. (The)*	56,843	1,020,332
Stratus Properties, Inc.*	8,353	255,184
Tejon Ranch Co.*	31,578	767,345
Transcontinental Realty Investors, Inc.*	2,233	74,694
Trinity Place Holdings, Inc.*	24,925	163,259

		16,912,815

Total Real Estate		242,841,793

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	16,039	846,378
Cincinnati Bell, Inc.*	64,027	1,005,224
Cogent Communications Holdings, Inc. (x)	64,115	3,423,741
Consolidated Communications Holdings, Inc. (x)	107,044	1,323,064
Frontier Communications Corp. (x)	118,837	636,966
Hawaiian Telcom Holdco, Inc.*	9,710	280,813
Intelsat SA*	59,152	985,472
Iridium Communications, Inc.*	145,451	2,341,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ooma, Inc.*	24,744	$350,128
ORBCOMM, Inc.*	110,558	1,116,636
pdvWireless, Inc.*	15,025	374,874
Vonage Holdings Corp.*	335,028	4,318,510
Windstream Holdings, Inc.*	57,344	302,203

		17,305,770

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	61,403	1,387,094
NII Holdings, Inc. (x)*	133,595	521,021
Shenandoah Telecommunications Co.	70,780	2,314,505
Spok Holdings, Inc.	31,891	479,960

		4,702,580

Total Telecommunication Services		22,008,350

Utilities (3.0%)
Electric Utilities (0.9%)
ALLETE, Inc.	77,955	6,034,497
El Paso Electric Co.	61,334	3,624,839
Genie Energy Ltd., Class B	2,545	12,623
IDACORP, Inc.	76,187	7,027,490
MGE Energy, Inc.	52,583	3,315,358
Otter Tail Corp.	59,512	2,832,771
PNM Resources, Inc.	121,076	4,709,856
Portland General Electric Co.	135,740	5,804,242
Spark Energy, Inc., Class A (x)	17,709	172,663

		33,534,339

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	23,767	1,900,172
New Jersey Resources Corp.	132,335	5,921,991
Northwest Natural Gas Co.	42,866	2,734,851
ONE Gas, Inc.	78,977	5,902,741
RGC Resources, Inc.	11,377	331,981
South Jersey Industries, Inc. (x)	130,307	4,361,375
Southwest Gas Holdings, Inc.	73,306	5,591,049
Spire, Inc.	74,830	5,286,740
WGL Holdings, Inc.	77,730	6,898,537

		38,929,437

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp. (x)*	170,447	374,983
NRG Yield, Inc., Class A	54,946	936,829
NRG Yield, Inc., Class C	97,116	1,670,396
Ormat Technologies, Inc.	60,012	3,192,038
Pattern Energy Group, Inc., Class A (x)	123,820	2,321,625
TerraForm Power, Inc., Class A	110,861	1,297,074

		9,792,945

Multi-Utilities (0.4%)
Avista Corp.	99,398	5,234,298
Black Hills Corp.	81,450	4,985,555
NorthWestern Corp.	76,145	4,359,301
Unitil Corp.	21,975	1,121,604

		15,700,758

Water Utilities (0.3%)
American States Water Co.	54,848	3,135,111
AquaVenture Holdings Ltd.*	16,925	263,692
Artesian Resources Corp., Class A	11,797	457,370
Cadiz, Inc. (x)*	30,993	406,008
California Water Service Group	73,689	2,870,187
Connecticut Water Service, Inc.	18,180	1,187,518
Consolidated Water Co. Ltd.	20,612	265,895
Global Water Resources, Inc.	16,448	154,611
Middlesex Water Co.	24,655	1,039,701
Pure Cycle Corp.*	22,814	217,874
SJW Group	26,220	1,736,288
York Water Co. (The)	18,818	598,412

		12,332,667

Total Utilities		110,290,146

Total Common Stocks (91.1%) (Cost $2,568,164,859)		3,332,790,984

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)*	198,082	164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	4,193	—

Total Rights (0.0%) (Cost $—)		164,903

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.3%)
JPMorgan Prime Money Market Fund, IM Shares	156,379,144	156,410,420

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.5%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $5,300,928, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $5,406,002. (xx)	$5,300,000	5,300,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $7,001,161, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $7,140,002. (xx)	7,000,000	7,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $20,008,478, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $21,085,752. (xx)	$20,000,000	$20,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,000,333, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $2,040,014. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,500,583, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $3,570,003. (xx)	3,500,000	3,500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,500,583, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $3,570,010. (xx)	3,500,000	3,500,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $5,501,004, collateralized by various Common Stocks; total market value $6,117,073. (xx)	5,500,000	5,500,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $2,442,245, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $2,490,824. (xx)	2,441,820	2,441,820
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $30,005,250, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $30,600,457. (xx)	30,000,000	30,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $16,002,773, collateralized by various Common Stocks; total market value $17,806,259. (xx)	16,000,000	16,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $14,902,583, collateralized by various Common Stocks; total market value $16,582,079. (xx)	14,900,000	14,900,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $15,006,154, collateralized by various Common Stocks; total market value $16,693,368. (xx)	15,000,000	15,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $35,014,156, collateralized by various Common Stocks; total market value $38,949,816. (xx)	35,000,000	35,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $30,011,258, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $30,600,000. (xx)	30,000,000	30,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $25,010,111, collateralized by various Common Stocks; total market value $27,821,297. (xx)	25,000,000	25,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $24,009,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $24,480,017. (xx)	24,000,000	24,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $38,006,492, collateralized by various Common Stocks; total market value $42,288,372. (xx)	$38,000,000	$38,000,000

Total Repurchase Agreements		277,141,820

Total Short-Term Investments (11.8%) (Cost $433,561,239)		433,552,240

Total Investments in Securities (102.9%) (Cost $3,001,726,098)		3,766,508,127
Other Assets Less Liabilities (-2.9%)		(104,819,272)

Net Assets (100%)		$3,661,688,855

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $219,150 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $274,826,919. This was secured by cash collateral of $277,141,820 which was subsequently invested in joint repurchase agreements with a total value of $277,141,820, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $5,566,004 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investment in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A*	12,395	277,028	—	—	—	(33,466)	243,562	—	—
PennyMac Mortgage Investment Trust (REIT)	90,366	1,603,883	—	(167,325)	12,568	266,924	1,716,050	42,472	—

Total		1,880,911	—	(167,325)	12,568	233,458	1,959,612	42,472	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,008	9/2018	USD	330,159,000	(5,612,381)

					(5,612,381)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$445,558,075	$—	$—	$445,558,075
Consumer Staples	92,962,031	156,630	—	93,118,661
Energy	167,007,737	—	—	167,007,737
Financials	596,756,310	—	—	596,756,310
Health Care	519,273,450	—	—	519,273,450
Industrials	490,599,602	224,737	—	490,824,339
Information Technology	500,681,036	—	—	500,681,036
Materials	144,431,087	—	—	144,431,087
Real Estate	242,760,280	81,513	—	242,841,793
Telecommunication Services	22,008,350	—	—	22,008,350
Utilities	110,290,146	—	—	110,290,146
Rights
Health Care	—	—	164,903	164,903
Short-Term Investments
Investment Company	156,410,420	—	—	156,410,420
Repurchase Agreements	—	277,141,820	—	277,141,820

Total Assets	$3,488,738,524	$277,604,700	$164,903	$3,766,508,127

Liabilities:
Futures	$(5,612,381)	$—	$—	$(5,612,381)

Total Liabilities	$(5,612,381)	$—	$—	$(5,612,381)

Total	$3,483,126,143	$277,604,700	$164,903	$3,760,895,746

(a)	A security with a market value of $310,193 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $156,630 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealizeddepreciation	$(5,612,381	)*

Total		$(5,612,381)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$35,228,025	$35,228,025

Total	$35,228,025	$35,228,025

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(8,615,761)	$(8,615,761)

Total	$(8,615,761)	$(8,615,761)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $367,158,000 during the six months ended June 30,

2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 21%)*	$436,483,820
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 39%)*	$441,735,997

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$977,188,018
Aggregate gross unrealized depreciation	(219,133,411)

Net unrealized appreciation	$758,054,607

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,002,841,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $2,134,805)	$1,959,612
Unaffiliated Issuers (Cost $2,722,449,473)	3,487,406,695
Repurchase Agreements (Cost $277,141,820)	277,141,820
Cash	158,416,423
Cash held as collateral at broker	13,925,600
Dividends, interest and other receivables	3,454,384
Securities lending income receivable	405,755
Receivable for securities sold	365,668
Due from Custodian	338,992
Receivable from Separate Accounts for Portfolio shares sold	97,692
Other assets	38,341

Total assets	3,943,550,982

LIABILITIES
Payable for return of collateral on securities loaned	277,141,820
Investment management fees payable	1,350,529
Payable for securities purchased	1,164,951
Payable to Separate Accounts for Portfolio shares redeemed	831,961
Due to broker for futures variation margin	639,402
Administrative fees payable	374,719
Distribution fees payable – Class IB	133,696
Due to Custodian	64,274
Accrued expenses	160,775

Total liabilities	281,862,127

NET ASSETS	$3,661,688,855

Net assets were comprised of:
Paid in capital	$2,648,534,229
Accumulated undistributed net investment income (loss)	19,079,905
Accumulated undistributed net realized gain (loss)	234,905,073
Net unrealized appreciation (depreciation)	759,169,648

Net assets	$3,661,688,855

Class IB
Net asset value, offering and redemption price per share, $635,532,661 / 27,683,801 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.96

Class K
Net asset value, offering and redemption price per share, $3,026,156,194 / 130,784,702 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.14

(x)	Includes value of securities on loan of $274,826,919.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($42,472 of dividend income received from affiliates) (net of $2,802 foreign withholding tax)	$23,354,675
Interest	866,472
Securities lending (net)	2,845,972

Total income	27,067,119

EXPENSES
Investment management fees	7,798,574
Administrative fees	2,148,260
Distribution fees – Class IB	783,829
Printing and mailing expenses	131,521
Custodian fees	67,341
Professional fees	62,226
Trustees’ fees	38,668
Miscellaneous	38,596

Total expenses	11,069,015

NET INVESTMENT INCOME (LOSS)	15,998,104

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($12,568 of realized gain (loss) from affiliates)	193,292,991
Futures contracts	35,228,025

Net realized gain (loss)	228,521,016

Change in unrealized appreciation (depreciation) on:
Investments in securities ($233,458 of change in unrealized appreciation (depreciation) from affiliates)	22,517,392
Futures contracts	(8,615,761)

Net change in unrealized appreciation (depreciation)	13,901,631

NET REALIZED AND UNREALIZED GAIN (LOSS)	242,422,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,420,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,998,104	$24,629,100
Net realized gain (loss)	228,521,016	153,572,533
Net change in unrealized appreciation (depreciation)	13,901,631	257,759,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	258,420,751	435,961,463

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(3,743,160)
Class K	—	(23,297,895)

	—	(27,041,055)

Distributions from net realized capital gains
Class IB	—	(35,124,963)
Class K	—	(155,265,068)

	—	(190,390,031)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(217,431,086)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 317,389 and 988,604 shares, respectively ]	7,029,301	20,570,547
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,862,149 shares, respectively ]	—	38,868,123
Capital shares repurchased [ (2,286,756) and (4,559,583) shares, respectively ]	(50,539,905)	(95,391,691)

Total Class IB transactions	(43,510,604)	(35,953,021)

Class K
Capital shares sold [ 1,981,316 and 5,012,050 shares, respectively ]	43,399,174	105,039,837
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,493,664 shares, respectively ]	—	178,562,963
Capital shares repurchased [ (4,466,367) and (3,819,490) shares, respectively ]	(101,598,474)	(80,431,210)

Total Class K transactions	(58,199,300)	203,171,590

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(101,709,904)	167,218,569

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,710,847	385,748,946
NET ASSETS:
Beginning of period	3,504,978,008	3,119,229,062

End of period (a)	$3,661,688,855	$3,504,978,008

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,079,905	$3,081,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
		2014	2013
Net asset value, beginning of period	$18.93	$19.13	$15.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	(0.08)†
Net realized and unrealized gain (loss)	0.97	0.75	5.70

Total from investment operations	0.98	0.76	5.62

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)
Distributions from net realized gains	—	(0.94)	(1.66)

Total dividends and distributions	—	(0.96)	(1.67)

Net asset value, end of period	$19.91	$18.93	$19.13

Total return (b)	5.18%	4.06%	37.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%
Before waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.13%	0.08%	(0.49)%
Before waivers and reimbursements (a)(f)	0.13%	0.08%	(0.49)%
Portfolio turnover rate (z)^	20%	19%	19%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.40	$20.03	$17.02	$18.81	$19.02	$15.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.11	0.12	0.06	0.02	0.02
Net realized and unrealized gain (loss)	1.48	2.62	3.37	(1.03)	0.73	5.56

Total from investment operations	1.56	2.73	3.49	(0.97)	0.75	5.58

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.06)	(0.02)	(0.01)
Distributions from net realized gains	—	(1.23)	(0.36)	(0.76)	(0.94)	(1.66)

Total dividends and distributions	—	(1.36)	(0.48)	(0.82)	(0.96)	(1.67)

Net asset value, end of period	$22.96	$21.40	$20.03	$17.02	$18.81	$19.02

Total return (b)	7.29%	13.90%	20.49%	(5.09)%	4.03%	37.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$635,533	$634,474	$628,298	$590,553	$691,603	$771,870
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.84%	0.84%	0.85%	0.87%	0.88%
Before waivers and reimbursements (a)(f)	0.83%	0.84%	0.85%	0.85%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.69%	0.55%	0.69%	0.29%	0.08%	0.13%
Before waivers and reimbursements (a)(f)	0.69%	0.55%	0.68%	0.29%	0.08%	0.13%
Portfolio turnover rate (z)^	14%	16%	18%	20%	19%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.54	$20.16	$17.12	$18.92	$19.12	$15.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17	0.17	0.11	0.07	0.05
Net realized and unrealized gain (loss)	1.50	2.63	3.40	(1.05)	0.73	5.61

Total from investment operations	1.60	2.80	3.57	(0.94)	0.80	5.66

Less distributions:
Dividends from net investment income	—	(0.19)	(0.17)	(0.10)	(0.06)	(0.06)
Distributions from net realized gains	—	(1.23)	(0.36)	(0.76)	(0.94)	(1.66)

Total dividends and distributions	—	(1.42)	(0.53)	(0.86)	(1.00)	(1.72)

Net asset value, end of period	$23.14	$21.54	$20.16	$17.12	$18.92	$19.12

Total return (b)	7.43%	14.12%	20.86%	(4.87)%	4.31%	37.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,026,156	$2,870,504	$2,490,931	$1,980,593	$1,854,582	$1,421,843
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58%	0.59%	0.59%	0.60%	0.62%	0.63%
Before waivers and reimbursements (a)(f)	0.58%	0.59%	0.60%	0.60%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.80%	0.95%	0.56%	0.35%	0.29%
Before waivers and reimbursements (a)(f)	0.94%	0.80%	0.94%	0.56%	0.35%	0.29%
Portfolio turnover rate (z)^	14%	16%	18%	20%	19%	19%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$389,055,766	17.7%
Industrials	281,074,098	12.8
Consumer Discretionary	243,447,862	11.1
Consumer Staples	222,197,834	10.1
Health Care	208,928,887	9.5
Materials	160,843,545	7.3
Information Technology	133,404,080	6.1
Energy	118,930,608	5.4
Telecommunication Services	70,930,246	3.2
Real Estate	69,398,356	3.2
Utilities	65,065,409	3.0
Repurchase Agreements	20,400,344	0.9
Cash and Other	212,562,424	9.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$971.78	$4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.45	4.39
Class K
Actual	1,000.00	973.36	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.14

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
AGL Energy Ltd.	89,347	$1,486,406
Alumina Ltd.	366,195	758,807
Amcor Ltd.	153,781	1,639,939
AMP Ltd.	389,595	1,026,418
APA Group	169,404	1,234,869
Aristocrat Leisure Ltd.	78,978	1,806,033
ASX Ltd.	27,121	1,292,365
Aurizon Holdings Ltd.	260,684	835,340
AusNet Services	286,920	340,798
Australia & New Zealand Banking Group Ltd.	400,295	8,365,770
Bank of Queensland Ltd.	55,850	421,171
Bendigo & Adelaide Bank Ltd. (x)	68,247	547,487
BHP Billiton Ltd.	439,879	11,038,805
BHP Billiton plc	289,273	6,512,962
BlueScope Steel Ltd.	73,567	939,691
Boral Ltd.	164,889	796,830
Brambles Ltd.	208,100	1,367,559
Caltex Australia Ltd.	37,687	907,549
Challenger Ltd. (x)	75,914	664,611
CIMIC Group Ltd.	14,096	441,263
Coca-Cola Amatil Ltd.	73,077	497,542
Cochlear Ltd.	8,145	1,206,566
Commonwealth Bank of Australia	240,057	12,945,660
Computershare Ltd.	60,811	829,408
Crown Resorts Ltd.	50,305	502,581
CSL Ltd.	61,944	8,830,020
Dexus (REIT)	134,750	968,298
Domino’s Pizza Enterprises Ltd.	8,095	312,835
Flight Centre Travel Group Ltd.	6,786	319,649
Fortescue Metals Group Ltd.	202,959	659,377
Goodman Group (REIT)	236,743	1,685,440
GPT Group (The) (REIT)	234,673	878,769
Harvey Norman Holdings Ltd. (x)	62,440	153,413
Healthscope Ltd.	263,245	430,540
Incitec Pivot Ltd.	250,687	673,441
Insurance Australia Group Ltd. (x)	312,561	1,973,081
LendLease Group	79,971	1,172,406
Macquarie Group Ltd.	44,185	4,043,245
Medibank Pvt Ltd.	390,305	843,428
Mirvac Group (REIT)	531,046	852,811
National Australia Bank Ltd.	372,434	7,554,738
Newcrest Mining Ltd.	105,443	1,701,121
Oil Search Ltd.	191,751	1,262,957
Orica Ltd.	55,396	727,676
Origin Energy Ltd.*	240,848	1,787,743
QBE Insurance Group Ltd.	194,501	1,401,980
Ramsay Health Care Ltd.	19,866	793,605
REA Group Ltd.	6,385	429,381
Rio Tinto Ltd.	57,915	3,576,238
Rio Tinto plc	163,170	9,046,585
Santos Ltd.*	268,132	1,244,163
Scentre Group (REIT)	736,622	2,393,152
SEEK Ltd.	45,625	736,410
Sonic Healthcare Ltd.	53,447	970,246
South32 Ltd.	689,956	1,843,273
Stockland (REIT)	317,267	932,130
Suncorp Group Ltd.	172,745	1,865,185
Sydney Airport	144,562	765,999
Tabcorp Holdings Ltd.	248,950	821,690
Telstra Corp. Ltd.	559,296	1,084,436
TPG Telecom Ltd. (x)	44,438	170,022
Transurban Group	296,536	2,626,834
Treasury Wine Estates Ltd.	97,395	1,253,422
Vicinity Centres (REIT)	475,722	911,830
Wesfarmers Ltd.	154,470	5,642,614
Westpac Banking Corp. (x)	466,242	10,109,742
Woodside Petroleum Ltd.	125,991	3,306,277
Woolworths Group Ltd.	176,764	3,992,449

		151,155,081

Austria (0.2%)
ANDRITZ AG	10,219	542,508
Erste Group Bank AG*	40,737	1,700,723
OMV AG	20,436	1,159,131
Raiffeisen Bank International AG	21,548	661,555
voestalpine AG	14,432	664,878

		4,728,795

Belgium (1.0%)
Ageas	26,151	1,319,596
Anheuser-Busch InBev SA/NV	104,359	10,541,793
Colruyt SA	7,775	443,722
Groupe Bruxelles Lambert SA	10,672	1,125,637
KBC Group NV	34,039	2,628,319
Proximus SADP	21,336	481,131
Solvay SA	9,601	1,212,583
Telenet Group Holding NV*	7,997	373,556
UCB SA	16,882	1,327,595
Umicore SA	28,685	1,646,444

		21,100,376

Chile (0.0%)
Antofagasta plc	57,953	757,186

China (0.1%)
BOC Hong Kong Holdings Ltd.	501,500	2,361,888
Minth Group Ltd. (x)	102,000	430,980
Yangzijiang Shipbuilding Holdings Ltd.	239,327	158,966

		2,951,834

Colombia (0.0%)
Millicom International Cellular SA (SDR)	8,613	508,698

Denmark (1.5%)
AP Moller — Maersk A/S, Class A	549	651,835
AP Moller — Maersk A/S, Class B	877	1,092,547
Carlsberg A/S, Class B	15,444	1,819,405
Chr Hansen Holding A/S	12,609	1,164,859
Coloplast A/S, Class B	16,361	1,635,600
Danske Bank A/S	102,462	3,207,985
DSV A/S	26,111	2,110,178
Genmab A/S*	8,389	1,294,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
H Lundbeck A/S	10,070	$707,747
ISS A/S	23,423	805,126
Novo Nordisk A/S, Class B	241,917	11,223,823
Novozymes A/S, Class B	30,005	1,522,366
Orsted A/S (m)	25,462	1,540,503
Pandora A/S	14,390	1,005,504
Tryg A/S	16,553	388,661
Vestas Wind Systems A/S	29,358	1,817,633
William Demant Holding A/S*	15,347	617,734

		32,606,420

Finland (0.9%)
Elisa OYJ	19,364	897,069
Fortum OYJ	61,635	1,471,217
Kone OYJ, Class B	45,777	2,333,993
Metso OYJ	16,145	541,114
Neste OYJ	17,896	1,404,409
Nokia OYJ	774,986	4,461,791
Nokian Renkaat OYJ	14,599	576,928
Orion OYJ, Class B	15,041	405,573
Sampo OYJ, Class A	59,545	2,906,632
Stora Enso OYJ, Class R	76,157	1,490,570
UPM-Kymmene OYJ	73,132	2,615,057
Wartsila OYJ Abp	60,189	1,182,959

		20,287,312

France (9.5%)
Accor SA	25,502	1,251,408
Aeroports de Paris	3,797	858,892
Air Liquide SA	58,680	7,380,304
Airbus SE	79,563	9,315,525
Alstom SA	20,437	939,379
Amundi SA (m)	8,389	581,335
Arkema SA	9,589	1,135,481
Atos SE	12,899	1,761,671
AXA SA‡	265,732	6,521,413
BioMerieux	5,748	517,535
BNP Paribas SA	153,941	9,562,089
Bollore SA	124,405	578,796
Bouygues SA	30,211	1,302,200
Bureau Veritas SA	36,673	979,019
Capgemini SE	21,440	2,884,335
Carrefour SA	76,700	1,242,339
Casino Guichard Perrachon SA (x)	7,900	306,752
Cie de Saint-Gobain	69,201	3,092,711
Cie Generale des Etablissements Michelin SCA	23,426	2,853,323
CNP Assurances	22,575	513,817
Covivio (REIT)	5,115	532,221
Credit Agricole SA	155,097	2,071,133
Danone SA	82,676	6,070,038
Dassault Aviation SA	328	625,119
Dassault Systemes SE	17,426	2,442,010
Edenred	30,682	969,572
Eiffage SA	10,882	1,184,131
Electricite de France SA	76,663	1,054,629
Engie SA	250,156	3,835,695
Essilor International Cie Generale d’Optique SA	27,937	3,944,342
Eurazeo SA (x)	5,864	444,776
Eutelsat Communications SA	21,889	454,108
Faurecia SA	10,535	751,945
Gecina SA (REIT)	6,728	1,125,902
Getlink	67,519	926,078
Hermes International	4,395	2,688,394
Icade (REIT)	4,568	428,361
Iliad SA (x)	3,852	608,854
Imerys SA	4,701	380,171
Ingenico Group SA	8,315	747,690
Ipsen SA	5,475	858,994
JCDecaux SA	10,542	352,832
Kering SA	10,260	5,794,315
Klepierre SA (REIT)	29,021	1,092,976
Legrand SA	36,078	2,650,096
L’Oreal SA	34,507	8,522,874
LVMH Moet Hennessy Louis Vuitton SE	38,190	12,719,430
Natixis SA	126,647	898,926
Orange SA	273,245	4,577,425
Pernod Ricard SA (x)	29,200	4,770,556
Peugeot SA	79,163	1,808,255
Publicis Groupe SA	27,831	1,915,611
Remy Cointreau SA	2,786	361,137
Renault SA	25,831	2,196,949
Rexel SA	42,926	617,338
Safran SA	44,905	5,456,388
Sanofi	154,578	12,392,436
Schneider Electric SE	76,074	6,344,897
SCOR SE	23,422	870,347
SEB SA	3,222	562,893
Societe BIC SA	4,308	399,452
Societe Generale SA	105,121	4,433,488
Sodexo SA	12,123	1,212,143
Suez	44,936	582,749
Teleperformance	8,018	1,416,686
Thales SA	14,421	1,858,387
TOTAL SA	329,978	20,119,035
Ubisoft Entertainment SA*	10,717	1,176,189
Unibail-Rodamco-Westfield (REIT)	18,161	3,998,847
Valeo SA	32,274	1,764,626
Veolia Environnement SA	73,301	1,569,065
Vinci SA	68,910	6,627,764
Vivendi SA	139,097	3,411,187
Wendel SA	3,605	496,770

		208,694,556

Germany (8.5%)
1&1 Drillisch AG	7,358	418,979
adidas AG	25,614	5,592,054
Allianz SE (Registered)	60,520	12,510,934
Axel Springer SE	6,520	471,691
BASF SE	125,796	12,032,953
Bayer AG (Registered)	123,108	13,564,277
Bayerische Motoren Werke AG	44,576	4,041,096
Bayerische Motoren Werke AG (Preference) (q)	7,640	609,372
Beiersdorf AG	13,744	1,560,726
Brenntag AG	20,203	1,125,861
Commerzbank AG*	145,460	1,394,788
Continental AG	14,810	3,382,060
Covestro AG (m)	26,348	2,351,382
Daimler AG (Registered)	129,629	8,345,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Delivery Hero AG (m)*	12,597	$670,517
Deutsche Bank AG (Registered)	278,250	2,996,600
Deutsche Boerse AG	26,432	3,523,501
Deutsche Lufthansa AG (Registered)	32,225	775,227
Deutsche Post AG (Registered)	134,629	4,397,436
Deutsche Telekom AG (Registered)*	456,497	7,074,200
Deutsche Wohnen SE	49,213	2,379,297
E.ON SE	299,869	3,205,612
Evonik Industries AG	23,352	799,843
Fraport AG Frankfurt Airport Services Worldwide	6,127	591,155
Fresenius Medical Care AG & Co. KGaA	29,096	2,935,046
Fresenius SE & Co. KGaA	56,492	4,538,829
FUCHS PETROLUB SE (Preference) (q)	9,525	469,848
GEA Group AG	23,800	802,958
Hannover Rueck SE	8,100	1,010,240
HeidelbergCement AG	20,642	1,737,541
Henkel AG & Co. KGaA	14,646	1,629,118
Henkel AG & Co. KGaA (Preference) (q)	24,207	3,095,448
HOCHTIEF AG	2,894	523,164
HUGO BOSS AG	8,678	788,033
Infineon Technologies AG	156,585	3,991,833
Innogy SE (m)	19,872	851,447
K+S AG (Registered)	26,827	662,599
KION Group AG	9,955	716,593
LANXESS AG	12,358	964,036
Linde AG	25,154	6,004,218
MAN SE	5,213	590,207
Merck KGaA	17,204	1,679,995
METRO AG	22,340	276,148
MTU Aero Engines AG	7,216	1,387,059
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,992	4,438,343
OSRAM Licht AG	13,622	556,772
Porsche Automobil Holding SE (Preference) (q)	20,775	1,323,683
ProSiebenSat.1 Media SE	30,153	765,171
Puma SE	1,136	664,637
RWE AG	72,234	1,647,029
SAP SE	134,607	15,554,352
Sartorius AG (Preference) (q)	4,871	728,678
Schaeffler AG (Preference) (q)	21,595	281,188
Siemens AG (Registered)	104,776	13,853,306
Siemens Healthineers AG (m)*	20,190	833,596
Symrise AG	16,348	1,433,749
Telefonica Deutschland Holding AG	98,865	389,775
thyssenkrupp AG	61,615	1,498,082
TUI AG	60,137	1,319,456
Uniper SE	27,930	833,029
United Internet AG (Registered)	17,040	976,260
Volkswagen AG	4,376	723,106
Volkswagen AG (Preference) (q)	25,282	4,198,949
Vonovia SE	65,088	3,098,158
Wirecard AG	16,110	2,595,289
Zalando SE (m)*	15,745	880,186

		187,062,336

Hong Kong (3.0%)
AIA Group Ltd.	1,653,812	14,460,526
ASM Pacific Technology Ltd.	41,700	527,256
Bank of East Asia Ltd. (The)	174,000	695,282
CK Asset Holdings Ltd.	347,652	2,760,620
CK Hutchison Holdings Ltd.	373,152	3,957,154
CK Infrastructure Holdings Ltd.	83,500	618,885
CLP Holdings Ltd.	222,500	2,396,407
Dairy Farm International Holdings Ltd.	46,300	406,977
Galaxy Entertainment Group Ltd.	324,000	2,508,795
Hang Lung Group Ltd.	126,000	353,319
Hang Lung Properties Ltd.	285,000	587,756
Hang Seng Bank Ltd.	104,200	2,605,797
Henderson Land Development Co. Ltd.	182,023	962,827
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	430,500	410,439
HKT Trust & HKT Ltd.	547,013	698,617
Hong Kong & China Gas Co. Ltd.	1,265,519	2,422,771
Hong Kong Exchanges & Clearing Ltd.	157,558	4,739,432
Hongkong Land Holdings Ltd.	168,400	1,212,480
Hysan Development Co. Ltd.	75,000	418,706
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,780,800
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,800	113,580
Jardine Strategic Holdings Ltd.	29,300	1,069,597
Kerry Properties Ltd.	81,000	387,676
Li & Fung Ltd.	824,000	302,478
Link REIT (REIT)	293,500	2,680,391
Melco Resorts & Entertainment Ltd. (ADR)	34,573	968,044
MTR Corp. Ltd.	194,000	1,073,162
New World Development Co. Ltd.	824,485	1,160,181
NWS Holdings Ltd.	232,314	402,114
PCCW Ltd.	639,000	359,995
Power Assets Holdings Ltd.	183,500	1,282,882
Shangri-La Asia Ltd.	186,000	349,924
Sino Land Co. Ltd.	461,172	750,045
SJM Holdings Ltd.	249,000	309,758
Sun Hung Kai Properties Ltd.	218,000	3,289,895
Swire Pacific Ltd., Class A	62,500	661,995
Swire Properties Ltd.	169,000	624,681
Techtronic Industries Co. Ltd.	187,500	1,045,570
WH Group Ltd. (m)	1,241,000	1,010,756
Wharf Holdings Ltd. (The)	176,900	568,201
Wharf Real Estate Investment Co. Ltd.	171,900	1,223,694
Wheelock & Co. Ltd.	118,000	821,951
Yue Yuen Industrial Holdings Ltd.	97,000	273,854

		65,255,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ireland (0.6%)
AerCap Holdings NV*	19,275	$1,043,741
AIB Group plc	112,995	613,593
Bank of Ireland Group plc	133,392	1,041,357
CRH plc	113,190	4,011,763
James Hardie Industries plc (CHDI)	56,958	956,002
Kerry Group plc, Class A	21,124	2,210,307
Paddy Power Betfair plc	11,586	1,285,363
Ryanair Holdings plc*	15,627	288,429
Ryanair Holdings plc (ADR)*	1,267	144,729
Smurfit Kappa Group plc	30,860	1,250,529

		12,845,813

Israel (0.5%)
Azrieli Group Ltd.	4,886	242,280
Bank Hapoalim BM	140,421	950,023
Bank Leumi Le-Israel BM	209,025	1,234,180
Bezeq The Israeli Telecommunication Corp. Ltd.	261,173	293,853
Check Point Software Technologies Ltd.*	17,451	1,704,614
Elbit Systems Ltd.	3,355	393,713
Frutarom Industries Ltd.	5,468	535,852
Israel Chemicals Ltd.	96,665	441,278
Mizrahi Tefahot Bank Ltd.	21,413	393,169
Nice Ltd.*	8,344	861,257
Teva Pharmaceutical Industries Ltd. (ADR)	132,310	3,217,779

		10,267,998

Italy (1.9%)
Assicurazioni Generali SpA	165,343	2,774,668
Atlantia SpA	67,861	2,006,561
Davide Campari-Milano SpA	80,592	663,043
Enel SpA	1,113,957	6,188,281
Eni SpA	348,421	6,471,929
Ferrari NV	16,848	2,292,149
Intesa Sanpaolo SpA	1,846,357	5,361,331
Intesa Sanpaolo SpA (RNC)	113,801	345,266
Leonardo SpA	57,026	563,793
Luxottica Group SpA	23,101	1,490,768
Mediobanca Banca di Credito Finanziario SpA	80,233	746,008
Moncler SpA	24,505	1,116,061
Pirelli & C SpA (m)*	54,785	457,570
Poste Italiane SpA (m)	73,986	619,494
Prysmian SpA	29,237	728,270
Recordati SpA	15,221	605,419
Snam SpA	319,985	1,336,274
Telecom Italia SpA*	1,527,234	1,136,805
Telecom Italia SpA (RNC)	879,274	574,606
Terna Rete Elettrica Nazionale SpA	188,214	1,018,097
UniCredit SpA	275,444	4,598,502

		41,094,895

Japan (21.5%)
ABC-Mart, Inc.	4,700	257,255
Acom Co. Ltd.	50,400	193,925
Aeon Co. Ltd.	79,400	1,699,661
AEON Financial Service Co. Ltd.	13,600	290,389
Aeon Mall Co. Ltd.	13,230	237,797
Air Water, Inc.	21,000	385,801
Aisin Seiki Co. Ltd.	24,100	1,099,264
Ajinomoto Co., Inc.	70,200	1,328,991
Alfresa Holdings Corp.	27,200	639,986
Alps Electric Co. Ltd.	28,200	724,899
Amada Holdings Co. Ltd.	48,300	464,612
ANA Holdings, Inc.	15,500	569,656
Aozora Bank Ltd.	16,600	631,974
Asahi Glass Co. Ltd.	27,100	1,056,194
Asahi Group Holdings Ltd.	52,000	2,663,993
Asahi Kasei Corp.	165,000	2,098,361
Asics Corp. (x)	22,400	378,948
Astellas Pharma, Inc.	277,100	4,227,267
Bandai Namco Holdings, Inc.	28,000	1,155,760
Bank of Kyoto Ltd. (The)	8,600	398,483
Benesse Holdings, Inc.	10,300	365,614
Bridgestone Corp.	87,600	3,428,359
Brother Industries Ltd.	33,400	660,066
Calbee, Inc.	11,100	417,572
Canon, Inc.	145,000	4,755,408
Casio Computer Co. Ltd.	30,200	491,536
Central Japan Railway Co.	19,200	3,981,683
Chiba Bank Ltd. (The)	91,000	643,571
Chubu Electric Power Co., Inc.	83,300	1,249,707
Chugai Pharmaceutical Co. Ltd.	28,500	1,495,597
Chugoku Electric Power Co., Inc. (The) (x)	40,400	522,538
Coca-Cola Bottlers Japan Holdings, Inc.	17,900	715,418
Concordia Financial Group Ltd.	166,700	849,197
Credit Saison Co. Ltd.	22,800	359,149
CyberAgent, Inc.	13,900	836,147
CYBERDYNE, Inc.*	12,900	151,237
Dai Nippon Printing Co. Ltd.	36,500	817,265
Daicel Corp.	38,200	423,007
Daifuku Co. Ltd.	13,700	600,763
Dai-ichi Life Holdings, Inc.	145,700	2,600,399
Daiichi Sankyo Co. Ltd.	75,400	2,885,515
Daikin Industries Ltd.	33,500	4,015,219
Daito Trust Construction Co. Ltd.	9,600	1,561,631
Daiwa House Industry Co. Ltd.	76,100	2,595,435
Daiwa House REIT Investment Corp. (REIT)	192	455,917
Daiwa Securities Group, Inc.	219,000	1,272,481
DeNA Co. Ltd.	15,000	281,398
Denso Corp.	64,900	3,172,459
Dentsu, Inc. (x)	28,381	1,345,800
Disco Corp.	3,700	631,956
Don Quijote Holdings Co. Ltd.	16,100	773,626
East Japan Railway Co.	44,709	4,286,556
Eisai Co. Ltd.	37,000	2,608,030
Electric Power Development Co. Ltd.	20,000	516,642
FamilyMart UNY Holdings Co. Ltd.	11,600	1,221,659
FANUC Corp.	26,200	5,207,343
Fast Retailing Co. Ltd.	7,100	3,264,788
Fuji Electric Co. Ltd.	71,000	541,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
FUJIFILM Holdings Corp.	54,700	$2,137,309
Fujitsu Ltd.	258,000	1,565,501
Fukuoka Financial Group, Inc.	99,000	498,063
Hakuhodo DY Holdings, Inc.	33,300	534,773
Hamamatsu Photonics KK	18,100	778,178
Hankyu Hanshin Holdings, Inc.	32,400	1,303,726
Hikari Tsushin, Inc.	3,100	545,156
Hino Motors Ltd.	36,900	394,280
Hirose Electric Co. Ltd.	4,824	598,234
Hisamitsu Pharmaceutical Co., Inc.	8,900	751,615
Hitachi Chemical Co. Ltd.	15,700	316,935
Hitachi Construction Machinery Co. Ltd.	14,300	464,978
Hitachi High-Technologies Corp.	10,100	412,338
Hitachi Ltd.	651,000	4,595,778
Hitachi Metals Ltd.	31,200	324,075
Honda Motor Co. Ltd.	231,300	6,795,998
Hoshizaki Corp.	7,900	799,883
Hoya Corp.	52,200	2,969,858
Hulic Co. Ltd. (x)	43,200	461,596
Idemitsu Kosan Co. Ltd.	13,200	470,939
IHI Corp.	21,899	763,493
Iida Group Holdings Co. Ltd.	20,800	401,478
Inpex Corp.	131,400	1,364,262
Isetan Mitsukoshi Holdings Ltd.	46,500	581,276
Isuzu Motors Ltd.	76,000	1,010,107
ITOCHU Corp.	201,200	3,648,187
J Front Retailing Co. Ltd.	34,300	522,640
Japan Airlines Co. Ltd.	16,538	586,743
Japan Airport Terminal Co. Ltd.	5,200	243,761
Japan Exchange Group, Inc.	68,200	1,268,336
Japan Post Bank Co. Ltd.	49,700	579,081
Japan Post Holdings Co. Ltd.	210,500	2,306,250
Japan Prime Realty Investment Corp. (REIT)	122	443,526
Japan Real Estate Investment Corp. (REIT)	167	883,909
Japan Retail Fund Investment Corp. (REIT)	381	686,877
Japan Tobacco, Inc.	149,900	4,190,403
JFE Holdings, Inc.	69,400	1,313,845
JGC Corp.	26,100	526,408
JSR Corp.	24,500	417,351
JTEKT Corp.	29,500	401,806
JXTG Holdings, Inc.	412,390	2,868,832
Kajima Corp.	125,000	968,703
Kakaku.com, Inc.	21,900	494,909
Kamigumi Co. Ltd.	17,500	364,020
Kaneka Corp.	37,000	331,852
Kansai Electric Power Co., Inc. (The)	91,400	1,334,078
Kansai Paint Co. Ltd.	25,500	530,199
Kao Corp.	67,400	5,144,109
Kawasaki Heavy Industries Ltd.	20,600	607,497
KDDI Corp.	246,100	6,737,381
Keihan Holdings Co. Ltd.	13,399	481,064
Keikyu Corp.	34,000	557,684
Keio Corp.	16,800	813,332
Keisei Electric Railway Co. Ltd.	19,000	652,983
Keyence Corp.	13,020	7,357,009
Kikkoman Corp.	21,000	1,060,290
Kintetsu Group Holdings Co. Ltd.	23,500	959,400
Kirin Holdings Co. Ltd.	117,400	3,141,907
Kobayashi Pharmaceutical Co. Ltd.	6,700	579,136
Kobe Steel Ltd.	48,100	440,531
Koito Manufacturing Co. Ltd.	16,100	1,064,463
Komatsu Ltd.	123,800	3,542,414
Konami Holdings Corp.	13,600	692,806
Konica Minolta, Inc.	66,400	617,130
Kose Corp.	4,000	862,394
Kubota Corp.	140,700	2,215,058
Kuraray Co. Ltd.	47,200	650,564
Kurita Water Industries Ltd.	12,200	348,209
Kyocera Corp.	43,700	2,465,735
Kyowa Hakko Kirin Co. Ltd.	32,900	663,557
Kyushu Electric Power Co., Inc.	63,200	705,552
Kyushu Railway Co.	23,300	713,426
Lawson, Inc.	6,200	387,518
LINE Corp. (x)*	6,200	258,438
Lion Corp.	28,300	518,891
LIXIL Group Corp.	34,000	680,522
M3, Inc.	27,700	1,104,597
Mabuchi Motor Co. Ltd.	7,500	356,998
Makita Corp.	30,300	1,358,800
Marubeni Corp.	217,700	1,661,729
Marui Group Co. Ltd.	19,200	404,758
Maruichi Steel Tube Ltd.	8,900	301,852
Mazda Motor Corp.	74,900	920,056
McDonald’s Holdings Co. Japan Ltd. (x)	10,276	524,404
Mebuki Financial Group, Inc.	135,050	453,765
Medipal Holdings Corp.	24,500	493,032
Meiji Holdings Co. Ltd.	16,322	1,376,936
Minebea Mitsumi, Inc.	50,200	849,702
MISUMI Group, Inc.	39,200	1,143,621
Mitsubishi Chemical Holdings Corp.	188,100	1,575,613
Mitsubishi Corp.	185,100	5,145,986
Mitsubishi Electric Corp.	258,300	3,440,034
Mitsubishi Estate Co. Ltd.	168,100	2,940,972
Mitsubishi Gas Chemical Co., Inc.	24,000	544,100
Mitsubishi Heavy Industries Ltd.	42,599	1,550,978
Mitsubishi Materials Corp.	14,600	401,545
Mitsubishi Motors Corp.	79,000	630,059
Mitsubishi Tanabe Pharma Corp.	28,100	485,782
Mitsubishi UFJ Financial Group, Inc.	1,605,300	9,150,565
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	364,750
Mitsui & Co. Ltd.	232,400	3,878,056
Mitsui Chemicals, Inc.	23,600	628,822
Mitsui Fudosan Co. Ltd.	119,200	2,878,931
Mitsui OSK Lines Ltd.	12,300	296,404
Mizuho Financial Group, Inc.	3,303,535	5,564,822
MS&AD Insurance Group Holdings, Inc.	65,880	2,049,322
Murata Manufacturing Co. Ltd.	26,000	4,372,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nabtesco Corp. (x)	15,200	$468,157
Nagoya Railroad Co. Ltd.	24,800	640,636
NEC Corp.	34,900	958,280
Nexon Co. Ltd.*	50,600	735,360
NGK Insulators Ltd.	37,000	659,360
NGK Spark Plug Co. Ltd.	22,100	630,773
NH Foods Ltd.	12,000	485,029
Nidec Corp.	32,200	4,835,162
Nikon Corp.	47,100	750,009
Nintendo Co. Ltd.	15,200	4,969,878
Nippon Building Fund, Inc. (REIT)	182	1,050,427
Nippon Electric Glass Co. Ltd.	10,600	294,883
Nippon Express Co. Ltd.	11,700	849,641
Nippon Paint Holdings Co. Ltd. (x)	20,800	896,139
Nippon Prologis REIT, Inc. (REIT)	216	448,330
Nippon Steel & Sumitomo Metal Corp.	102,008	2,004,411
Nippon Telegraph & Telephone Corp.	93,148	4,236,945
Nippon Yusen KK	24,000	476,683
Nissan Chemical Corp.	17,600	821,858
Nissan Motor Co. Ltd.	312,200	3,039,801
Nisshin Seifun Group, Inc.	25,015	529,830
Nissin Foods Holdings Co. Ltd.	8,400	607,723
Nitori Holdings Co. Ltd.	10,600	1,654,410
Nitto Denko Corp.	22,600	1,711,203
NOK Corp.	11,300	218,825
Nomura Holdings, Inc.	491,000	2,386,815
Nomura Real Estate Holdings, Inc.	19,300	428,482
Nomura Real Estate Master Fund, Inc. (REIT)	471	664,926
Nomura Research Institute Ltd.	17,266	837,451
NSK Ltd.	51,500	531,676
NTT Data Corp.	87,500	1,008,445
NTT DOCOMO, Inc.	184,100	4,693,332
Obayashi Corp.	84,900	884,159
Obic Co. Ltd.	8,500	704,015
Odakyu Electric Railway Co. Ltd.	39,900	856,995
Oji Holdings Corp.	112,000	694,974
Olympus Corp.	38,200	1,431,875
Omron Corp.	25,500	1,190,760
Ono Pharmaceutical Co. Ltd.	53,400	1,252,584
Oracle Corp. Japan	5,900	482,274
Oriental Land Co. Ltd.	29,900	3,139,480
ORIX Corp.	179,000	2,832,570
Osaka Gas Co. Ltd.	51,200	1,060,163
Otsuka Corp.	14,800	580,825
Otsuka Holdings Co. Ltd.	52,700	2,553,248
Panasonic Corp.	294,700	3,975,382
Park24 Co. Ltd.	13,300	362,187
Persol Holdings Co. Ltd.	24,600	549,037
Pola Orbis Holdings, Inc.	11,300	497,561
Rakuten, Inc.	121,600	823,078
Recruit Holdings Co. Ltd.	148,400	4,109,600
Renesas Electronics Corp.*	112,200	1,100,566
Resona Holdings, Inc.	301,905	1,615,941
Ricoh Co. Ltd.	91,300	837,834
Rinnai Corp.	4,800	423,574
Rohm Co. Ltd.	12,800	1,075,193
Ryohin Keikaku Co. Ltd.	3,300	1,162,444
Sankyo Co. Ltd.	7,400	289,744
Santen Pharmaceutical Co. Ltd.	51,800	903,453
SBI Holdings, Inc.	30,720	791,897
Secom Co. Ltd.	27,900	2,143,750
Sega Sammy Holdings, Inc.	20,800	356,577
Seibu Holdings, Inc.	24,600	415,055
Seiko Epson Corp.	35,700	621,038
Sekisui Chemical Co. Ltd.	55,600	948,135
Sekisui House Ltd.	80,000	1,416,249
Seven & i Holdings Co. Ltd.	100,800	4,398,363
Seven Bank Ltd.	77,000	235,768
Sharp Corp. (x)	21,000	512,126
Shimadzu Corp.	32,000	968,252
Shimamura Co. Ltd.	3,200	281,805
Shimano, Inc.	9,800	1,439,263
Shimizu Corp.	66,400	689,099
Shin-Etsu Chemical Co. Ltd.	52,500	4,681,683
Shinsei Bank Ltd.	16,300	251,166
Shionogi & Co. Ltd.	40,000	2,056,090
Shiseido Co. Ltd.	51,000	4,052,730
Shizuoka Bank Ltd. (The)	66,000	596,721
Showa Shell Sekiyu KK	23,200	346,381
SMC Corp.	7,800	2,862,431
SoftBank Group Corp.	111,100	8,000,725
Sohgo Security Services Co. Ltd.	10,400	490,340
Sompo Holdings, Inc.	48,625	1,967,574
Sony Corp.	170,100	8,702,040
Sony Financial Holdings, Inc.	25,300	483,537
Stanley Electric Co. Ltd.	16,700	570,167
Start Today Co. Ltd.	25,800	935,618
Subaru Corp.	84,900	2,473,039
SUMCO Corp. (x)	32,600	658,684
Sumitomo Chemical Co. Ltd.	210,000	1,191,167
Sumitomo Corp.	163,200	2,682,780
Sumitomo Dainippon Pharma Co. Ltd.	24,200	512,568
Sumitomo Electric Industries Ltd.	103,300	1,539,493
Sumitomo Heavy Industries Ltd.	14,700	496,572
Sumitomo Metal Mining Co. Ltd.	34,499	1,320,569
Sumitomo Mitsui Financial Group, Inc.	183,997	7,156,131
Sumitomo Mitsui Trust Holdings, Inc.	44,268	1,756,486
Sumitomo Realty & Development Co. Ltd.	47,000	1,735,835
Sumitomo Rubber Industries Ltd.	24,400	387,879
Sundrug Co. Ltd.	10,800	437,989
Suntory Beverage & Food Ltd.	20,100	858,718
Suruga Bank Ltd.	20,900	187,074
Suzuken Co. Ltd.	8,520	360,916
Suzuki Motor Corp.	46,700	2,580,595
Sysmex Corp.	21,300	1,989,270
T&D Holdings, Inc.	72,700	1,092,979
Taiheiyo Cement Corp.	17,300	569,557
Taisei Corp.	26,600	1,467,967
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	456,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Taiyo Nippon Sanso Corp.	17,000	$243,833
Takashimaya Co. Ltd.	42,000	359,626
Takeda Pharmaceutical Co. Ltd.	95,800	4,047,802
TDK Corp.	17,600	1,799,503
Teijin Ltd.	27,800	510,225
Terumo Corp.	43,700	2,506,390
THK Co. Ltd.	15,100	433,026
Tobu Railway Co. Ltd.	25,000	765,479
Toho Co. Ltd./Tokyo	13,800	463,054
Toho Gas Co. Ltd.	10,800	374,096
Tohoku Electric Power Co., Inc.	64,200	784,560
Tokio Marine Holdings, Inc.	91,800	4,305,807
Tokyo Century Corp.	5,800	328,989
Tokyo Electric Power Co. Holdings, Inc.*	184,300	858,951
Tokyo Electron Ltd.	21,300	3,659,179
Tokyo Gas Co. Ltd.	50,600	1,343,895
Tokyo Tatemono Co. Ltd.	30,400	417,634
Tokyu Corp.	68,900	1,187,384
Tokyu Fudosan Holdings Corp.	67,000	473,233
Toppan Printing Co. Ltd.	69,000	540,957
Toray Industries, Inc.	196,300	1,549,620
Toshiba Corp.*	868,000	2,610,703
Tosoh Corp.	37,900	587,764
TOTO Ltd.	18,300	849,587
Toyo Seikan Group Holdings Ltd.	19,800	348,018
Toyo Suisan Kaisha Ltd.	12,500	445,400
Toyoda Gosei Co. Ltd.	8,500	215,657
Toyota Industries Corp.	21,900	1,228,370
Toyota Motor Corp.	312,870	20,261,734
Toyota Tsusho Corp.	29,000	971,774
Trend Micro, Inc.	15,000	856,253
Tsuruha Holdings, Inc.	5,200	652,378
Unicharm Corp.	53,400	1,607,571
United Urban Investment Corp. (REIT)	421	653,659
USS Co. Ltd.	32,300	614,988
West Japan Railway Co.	21,800	1,607,508
Yahoo Japan Corp. (x)	204,900	681,057
Yakult Honsha Co. Ltd.	15,000	1,002,574
Yamada Denki Co. Ltd.	82,100	408,591
Yamaguchi Financial Group, Inc.	25,000	281,805
Yamaha Corp.	22,400	1,165,371
Yamaha Motor Co. Ltd.	38,000	956,221
Yamato Holdings Co. Ltd.	48,400	1,426,885
Yamazaki Baking Co. Ltd.	17,000	445,287
Yaskawa Electric Corp. (x)	33,800	1,195,204
Yokogawa Electric Corp.	33,900	603,810
Yokohama Rubber Co. Ltd. (The) (x)	16,700	347,379

		472,046,266

Jersey (0.0%)
Randgold Resources Ltd.	12,310	945,524

Luxembourg (0.3%)
ArcelorMittal	88,999	2,609,758
Eurofins Scientific SE	1,564	870,116
RTL Group SA	5,618	381,177
SES SA (FDR)	52,157	955,661
Tenaris SA	63,339	1,162,396

		5,979,108

Macau (0.1%)
MGM China Holdings Ltd.	123,600	286,724
Sands China Ltd.	342,800	1,832,933
Wynn Macau Ltd.	212,000	682,293

		2,801,950

Mexico (0.0%)
Fresnillo plc	30,621	462,112

Netherlands (4.3%)
ABN AMRO Group NV (CVA) (m)	57,935	1,503,327
Aegon NV	248,847	1,492,540
Akzo Nobel NV	34,356	2,941,667
ASML Holding NV	56,139	11,125,383
EXOR NV	14,486	976,097
Heineken Holding NV	14,530	1,393,084
Heineken NV	34,896	3,505,448
ING Groep NV	532,215	7,662,107
Koninklijke Ahold Delhaize NV	174,558	4,179,920
Koninklijke DSM NV	24,783	2,492,450
Koninklijke KPN NV	463,173	1,260,282
Koninklijke Philips NV	129,083	5,490,818
Koninklijke Vopak NV	10,386	479,935
NN Group NV	42,354	1,723,221
NXP Semiconductors NV*	47,066	5,142,902
Randstad NV	16,291	959,222
Royal Dutch Shell plc, Class A	629,632	21,845,854
Royal Dutch Shell plc, Class B	512,989	18,370,862
Wolters Kluwer NV	40,923	2,306,340

		94,851,459

New Zealand (0.2%)
a2 Milk Co. Ltd.*	100,193	777,684
Auckland International Airport Ltd.	126,645	581,566
Fisher & Paykel Healthcare Corp. Ltd.	79,176	798,489
Fletcher Building Ltd.	122,979	578,891
Meridian Energy Ltd.	192,037	405,808
Ryman Healthcare Ltd.	52,355	424,457
Spark New Zealand Ltd.	230,043	581,164

		4,148,059

Norway (0.7%)
Aker BP ASA	14,797	546,506
DNB ASA	133,141	2,604,181
Equinor ASA	157,817	4,193,287
Gjensidige Forsikring ASA	29,911	490,660
Marine Harvest ASA	57,170	1,138,578
Norsk Hydro ASA	177,507	1,063,383
Orkla ASA	113,848	998,084
Schibsted ASA, Class B	13,931	393,418
Telenor ASA	101,715	2,087,541
Yara International ASA	22,935	951,829

		14,467,467

Portugal (0.2%)
EDP—Energias de Portugal SA	352,370	1,399,092
Galp Energia SGPS SA	68,654	1,309,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Jeronimo Martins SGPS SA	33,378	$482,168

		3,190,905

Singapore (1.1%)
Ascendas REIT (REIT)	379,571	735,462
CapitaLand Commercial Trust (REIT)	378,716	461,408
CapitaLand Ltd.	372,700	864,390
CapitaLand Mall Trust (REIT)	342,900	520,956
City Developments Ltd.	56,400	452,442
ComfortDelGro Corp. Ltd.	249,600	430,503
DBS Group Holdings Ltd.	241,500	4,716,561
Genting Singapore Ltd.	788,741	706,249
Golden Agri-Resources Ltd.	1,209,009	270,641
Jardine Cycle & Carriage Ltd.	15,533	362,760
Keppel Corp. Ltd.	203,700	1,068,958
Oversea-Chinese Banking Corp. Ltd.	428,606	3,661,632
SATS Ltd.	96,300	353,395
Sembcorp Industries Ltd.	157,200	317,284
Singapore Airlines Ltd.	74,000	580,595
Singapore Exchange Ltd.	109,200	574,652
Singapore Press Holdings Ltd. (x)	167,636	319,893
Singapore Technologies Engineering Ltd.	182,600	440,920
Singapore Telecommunications Ltd.	1,134,200	2,563,916
Suntec REIT (REIT)	352,800	447,959
United Overseas Bank Ltd.	179,875	3,532,811
UOL Group Ltd.	71,211	398,259
Venture Corp. Ltd.	37,400	489,700
Wilmar International Ltd.	263,100	590,889

		24,862,235

South Africa (0.2%)
Anglo American plc	144,284	3,227,218
Investec plc	94,057	667,829
Mediclinic International plc	52,374	363,989

		4,259,036

Spain (2.7%)
ACS Actividades de Construccion y Servicios SA	35,254	1,428,586
Aena SME SA (m)	9,042	1,641,963
Amadeus IT Group SA	60,563	4,781,042
Banco Bilbao Vizcaya Argentaria SA	913,246	6,477,852
Banco de Sabadell SA	773,531	1,296,730
Banco Santander SA	2,210,037	11,851,407
Bankia SA	166,011	621,734
Bankinter SA	92,333	899,488
CaixaBank SA	497,698	2,153,971
Enagas SA	26,242	767,361
Endesa SA	45,488	1,003,719
Ferrovial SA	69,400	1,424,371
Gas Natural SDG SA	46,051	1,219,693
Grifols SA	39,424	1,186,894
Iberdrola SA	790,410	6,114,222
Industria de Diseno Textil SA	149,402	5,105,041
Mapfre SA	144,608	436,537
Red Electrica Corp. SA	60,889	1,240,092
Repsol SA	181,200	3,547,564
Siemens Gamesa Renewable Energy SA (x)	34,704	466,267
Telefonica SA	640,011	5,440,360

		59,104,894

Sweden (2.3%)
Alfa Laval AB	38,069	903,617
Assa Abloy AB, Class B	137,280	2,925,922
Atlas Copco AB, Class A	92,217	2,685,147
Atlas Copco AB, Class B	52,239	1,368,564
Boliden AB*	34,791	1,128,787
Electrolux AB	30,673	698,612
Epiroc AB, Class A*	92,217	967,703
Epiroc AB, Class B*	52,239	478,254
Essity AB, Class B	82,855	2,046,225
Hennes & Mauritz AB, Class B (x)	130,116	1,939,374
Hexagon AB, Class B	36,303	2,024,546
Husqvarna AB, Class B	56,432	535,668
ICA Gruppen AB (x)	11,619	356,350
Industrivarden AB, Class C	21,453	416,042
Investor AB, Class B	62,300	2,538,116
Kinnevik AB, Class B	32,792	1,123,607
L E Lundbergforetagen AB, Class B	10,848	333,309
Lundin Petroleum AB	29,663	946,182
Nordea Bank AB	422,489	4,069,819
Sandvik AB	151,743	2,693,738
Securitas AB, Class B	41,126	677,034
Skandinaviska Enskilda Banken AB, Class A	222,907	2,119,380
Skanska AB, Class B	44,124	802,008
SKF AB, Class B	49,305	917,648
Svenska Handelsbanken AB, Class A	211,745	2,353,681
Swedbank AB, Class A	126,260	2,703,734
Swedish Match AB	25,227	1,249,697
Tele2 AB, Class B	50,955	599,052
Telefonaktiebolaget LM Ericsson, Class B	410,278	3,172,563
Telia Co. AB	385,487	1,762,866
Volvo AB, Class B	215,410	3,443,963

		49,981,208

Switzerland (7.6%)
ABB Ltd. (Registered)	251,073	5,504,185
Adecco Group AG (Registered)	22,360	1,326,743
Baloise Holding AG (Registered)	6,355	926,009
Barry Callebaut AG (Registered)	287	515,864
Chocoladefabriken Lindt & Spruengli AG	147	954,468
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,142,078
Cie Financiere Richemont SA (Registered)	71,494	6,072,983
Clariant AG (Registered)*	32,242	775,527
Coca-Cola HBC AG*	27,671	924,291
Credit Suisse Group AG (Registered)*	350,076	5,284,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dufry AG (Registered) (x)*	5,098	$650,699
EMS-Chemie Holding AG (Registered)	1,080	694,153
Ferguson plc	32,629	2,648,342
Geberit AG (Registered)	5,117	2,200,677
Givaudan SA (Registered)	1,237	2,813,010
Glencore plc*	1,647,274	7,869,843
Julius Baer Group Ltd.*	30,523	1,796,305
Kuehne + Nagel International AG (Registered)	7,098	1,069,395
LafargeHolcim Ltd. (Registered)*	66,499	3,248,734
Lonza Group AG (Registered)*	10,290	2,737,973
Nestle SA (Registered)	426,247	33,099,459
Novartis AG (Registered)	304,647	23,158,463
Pargesa Holding SA	4,832	410,352
Partners Group Holding AG	2,337	1,716,821
Roche Holding AG	96,224	21,430,075
Schindler Holding AG	5,671	1,223,191
Schindler Holding AG (Registered)	2,542	535,969
SGS SA (Registered)	727	1,939,548
Sika AG (Registered)	17,460	2,422,502
Sonova Holding AG (Registered)	7,370	1,323,593
STMicroelectronics NV	93,534	2,087,366
Straumann Holding AG (Registered)	1,387	1,057,442
Swatch Group AG (The)	4,321	2,055,562
Swatch Group AG (The) (Registered)	7,880	683,124
Swiss Life Holding AG (Registered)*	4,709	1,640,518
Swiss Prime Site AG (Registered)*	9,354	860,969
Swiss Re AG	43,450	3,760,138
Swisscom AG (Registered)	3,466	1,551,178
Temenos Group AG (Registered)*	8,248	1,249,318
UBS Group AG (Registered)*	527,828	8,168,196
Vifor Pharma AG	6,192	991,983
Zurich Insurance Group AG*	20,728	6,155,816

		166,677,762

United Arab Emirates (0.0%)
NMC Health plc	14,241	673,221

United Kingdom (13.2%)
3i Group plc	129,649	1,540,965
Admiral Group plc	25,441	640,458
Ashtead Group plc	65,188	1,955,504
Associated British Foods plc	47,101	1,701,983
AstraZeneca plc	173,448	12,024,537
Auto Trader Group plc (m)	117,143	658,439
Aviva plc	541,386	3,601,050
Babcock International Group plc	37,129	400,730
BAE Systems plc	438,348	3,741,801
Barclays plc	2,337,084	5,829,453
Barratt Developments plc	142,933	972,229
Berkeley Group Holdings plc	16,991	848,744
BP plc	2,728,088	20,821,079
British American Tobacco plc	314,141	15,878,704
British Land Co. plc (The) (REIT)	127,185	1,128,304
BT Group plc	1,140,399	3,277,980
Bunzl plc	44,239	1,339,922
Burberry Group plc	59,347	1,691,781
Centrica plc	785,383	1,634,057
CNH Industrial NV	137,696	1,462,649
Coca-Cola European Partners plc	30,365	1,234,034
Compass Group plc	217,669	4,649,443
ConvaTec Group plc (m)	170,446	477,785
Croda International plc	18,573	1,177,053
DCC plc	11,689	1,063,661
Diageo plc	335,808	12,063,430
Direct Line Insurance Group plc	181,118	819,635
easyJet plc	22,328	492,989
Experian plc	123,559	3,056,691
Fiat Chrysler Automobiles NV*	146,605	2,796,468
G4S plc	216,018	763,185
GlaxoSmithKline plc	679,083	13,710,370
GVC Holdings plc	73,113	1,014,119
Hammerson plc (REIT)	112,684	777,183
Hargreaves Lansdown plc	38,978	1,014,164
HSBC Holdings plc	2,740,755	25,706,810
Imperial Brands plc	129,072	4,807,073
Informa plc	171,143	1,885,981
InterContinental Hotels Group plc	25,486	1,587,579
International Consolidated Airlines Group SA	81,078	712,205
Intertek Group plc	21,862	1,649,202
ITV plc	509,132	1,169,153
J Sainsbury plc	234,815	995,389
John Wood Group plc	95,010	787,195
Johnson Matthey plc	25,516	1,218,689
Kingfisher plc	294,608	1,154,762
Land Securities Group plc (REIT)	104,289	1,317,033
Legal & General Group plc	808,099	2,836,860
Lloyds Banking Group plc	9,873,087	8,215,419
London Stock Exchange Group plc	42,943	2,533,896
Marks & Spencer Group plc	235,561	917,412
Meggitt plc	110,613	720,127
Melrose Industries plc	651,924	1,830,021
Merlin Entertainments plc	99,290	506,724
Micro Focus International plc	57,349	1,001,709
Mondi plc	50,710	1,372,622
National Grid plc	462,710	5,119,786
NatWest Markets plc*	655,332	2,214,943
Next plc	20,168	1,610,311
Pearson plc	116,958	1,366,045
Persimmon plc	43,207	1,444,378
Prudential plc	354,353	8,111,517
Quilter plc (m)*	229,087	438,148
Reckitt Benckiser Group plc	91,575	7,540,212
RELX NV	130,049	2,773,928
RELX plc	142,471	3,050,723
Rolls-Royce Holdings plc*	230,722	3,009,023
Rolls-Royce plc (Preference) (q)(r)*	15,746,735	20,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Mail plc	122,274	$815,570
RSA Insurance Group plc	142,786	1,280,274
Sage Group plc (The)	152,862	1,268,135
Schroders plc	16,080	670,177
Segro plc (REIT)	142,350	1,257,578
Severn Trent plc	31,101	812,497
Sky plc	137,633	2,654,685
Smith & Nephew plc	121,027	2,232,961
Smiths Group plc	54,117	1,212,727
SSE plc	138,947	2,484,735
St James’s Place plc	75,963	1,150,394
Standard Chartered plc	383,803	3,508,185
Standard Life Aberdeen plc	357,003	1,534,551
Taylor Wimpey plc	431,355	1,018,443
Tesco plc	1,340,695	4,542,004
Travis Perkins plc	31,819	597,352
Unilever NV (CVA)	211,367	11,794,981
Unilever plc	168,705	9,333,422
United Utilities Group plc	88,432	890,716
Vodafone Group plc	3,653,417	8,863,059
Weir Group plc (The)	33,881	894,289
Whitbread plc	25,566	1,335,795
Wm Morrison Supermarkets plc	311,049	1,034,477
WPP plc	171,128	2,694,345

		289,767,588

United States (0.4%)
Carnival plc	25,004	1,434,467
QIAGEN NV*	31,617	1,151,977
Shire plc	124,641	7,015,710

		9,602,154

Total Common Stocks (89.4%) (Cost $1,726,772,491)		1,963,137,518

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18*	1,960,158	—

Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/18*	35,254	36,312
Repsol SA, expiring 7/6/18 (x)*	181,200	102,861

		139,173

Total Rights (0.0%) (Cost $138,835)		139,173

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $2,000,353, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $400,066, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $408,000. (xx)	400,000	400,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $8,003,391, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $8,434,301. (xx)	8,000,000	8,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $306,001. (xx)	300,000	300,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $400,073, collateralized by various Common Stocks; total market value $444,878. (xx)	400,000	400,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,500,605, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,530,454. (xx)	$1,500,344	$1,500,344
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,200,208, collateralized by various Common Stocks; total market value $1,335,469. (xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,200,208, collateralized by various Common Stocks; total market value $1,335,469. (xx)	1,200,000	1,200,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $4,001,501, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $1,000,375, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $1,020,001. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		20,400,344

Total Short-Term Investments (0.9%) (Cost $20,400,344)		20,400,344

Total Investments in Securities (90.3%) (Cost $1,747,311,670)		1,983,677,035
Other Assets Less Liabilities (9.7%)		212,562,424

Net Assets (100%)		$2,196,239,459

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $14,926,887 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $21,119,748. This was secured by cash collateral of $20,400,344 which was subsequently invested in joint repurchase agreements with a total value of $20,400,344, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,774,782 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/12/18 - 2/15/48.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$389,055,766	17.7%
Industrials	281,074,098	12.8
Consumer Discretionary	243,447,862	11.1
Consumer Staples	222,197,834	10.1
Health Care	208,928,887	9.5
Materials	160,843,545	7.3
Information Technology	133,404,080	6.1
Energy	118,930,608	5.4
Telecommunication Services	70,930,246	3.2
Real Estate	69,398,356	3.2
Utilities	65,065,409	3.0
Repurchase Agreements	20,400,344	0.9
Cash and Other	212,562,424	9.7

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	265,732	7,986,843	118,664	(268,750)	53,898	(1,369,242)	6,521,413	335,015	–

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,340	9/2018	EUR	92,664,229	(2,015,960)
FTSE 100 Index	576	9/2018	GBP	57,784,777	(365,056)
SPI 200 Index	201	9/2018	AUD	22,862,882	260,712
TOPIX Index	365	9/2018	JPY	57,050,309	(1,417,362)

					(3,537,666)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,023,408	GBP	767,385	HSBC Bank plc	9/21/2018	6,967

Total unrealized appreciation						6,967

AUD	3,258,072	USD	2,464,990	HSBC Bank plc	9/21/2018	(53,261)
EUR	7,425,124	USD	8,849,114	HSBC Bank plc	9/21/2018	(124,483)
GBP	4,391,699	USD	5,921,152	HSBC Bank plc	9/21/2018	(104,120)
JPY	607,774,671	USD	5,564,550	HSBC Bank plc	9/21/2018	(43,570)

Total unrealized depreciation						(325,434)

Net unrealized depreciation						(318,467)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 19,852,512, CHF 116,980, DKK 7,591, EUR 80,676,318, GBP 50,999,885, HKD 196,316, ILS 31,913, JPY 51,509,432, NOK 33,772, NZD 12,992, SEK 48,933 and SGD 166,080.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$968,044	$242,479,818	$—	$243,447,862
Consumer Staples	1,234,034	220,963,800	—	222,197,834
Energy	—	118,827,747	—	118,827,747
Financials	—	389,055,766	—	389,055,766
Health Care	3,217,779	205,711,108	—	208,928,887
Industrials	4,038,867	276,978,137	20,782	281,037,786
Information Technology	6,847,516	126,556,564	—	133,404,080
Materials	—	160,843,545	—	160,843,545
Real Estate	1,212,480	68,185,876	—	69,398,356
Telecommunication Services	—	70,930,246	—	70,930,246
Utilities	—	65,065,409	—	65,065,409
Forward Currency Contracts	—	6,967	—	6,967
Futures	260,712	—	—	260,712
Rights
Energy	—	102,861	—	102,861
Industrials	—	36,312	—	36,312
Short-Term Investments
Repurchase Agreements	—	20,400,344	—	20,400,344

Total Assets	$17,779,432	$1,966,144,500	$20,782	$1,983,944,714

Liabilities:
Forward Currency Contracts	$—	$(325,434)	$—	$(325,434)
Futures	(3,798,378)	—	—	(3,798,378)

Total Liabilities	$(3,798,378)	$(325,434)	$—	$(4,123,812)

Total	$13,981,054	$1,965,819,066	$20,782	$1,979,820,902

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$260,712	*
Foreign exchange contracts	Receivables	6,967

Total		$267,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,798,378)*
Foreign exchange contracts	Payables	(325,434)

Total		$(4,123,812)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Equity contracts	$4,806,487	$—	$4,806,487
Foreign exchange contracts	—	(14,002)	(14,002)

Total	$4,806,487	$(14,002)	$4,792,485

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Foreign Currency Contracts	Total
Equity contracts	$(4,443,129)	$—	$(4,443,129)
Foreign exchange contracts	—	(615,895)	(615,895)

Total	$(4,443,129)	$(615,895)	$(5,059,024)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $26,762,000 and futures contracts with an average notional balance of approximately $239,932,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$6,967	$(6,967)	$—	$—

Total	$6,967	$(6,967)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$325,434	$(6,967)	$—	$318,467

Total	$325,434	$(6,967)	$—	$318,467

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,965,892
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$84,298,139

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,818,347
Aggregate gross unrealized depreciation	(133,187,004)

Net unrealized appreciation	$221,631,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,758,189,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $5,920,952)	$6,521,413
Unaffiliated Issuers (Cost $1,720,990,374)	1,956,755,278
Repurchase Agreements (Cost $20,400,344)	20,400,344
Cash	10,252,592
Foreign cash (Cost $209,595,830)	203,652,724
Cash held as collateral at broker	11,337,870
Dividends, interest and other receivables	8,075,196
Due from broker for futures variation margin	1,567,527
Receivable for securities sold	1,066,851
Receivable from Separate Accounts for Portfolio shares sold	91,421
Securities lending income receivable	69,605
Unrealized appreciation on forward foreign currency contracts	6,967
Other assets	57,358

Total assets	2,219,855,146

LIABILITIES
Payable for return of collateral on securities loaned	20,400,344
Payable for securities purchased	1,065,536
Investment management fees payable	820,400
Payable to Separate Accounts for Portfolio shares redeemed	605,805
Unrealized depreciation on forward foreign currency contracts	325,434
Administrative fees payable	223,012
Distribution fees payable – Class IB	24,998
Accrued expenses	150,158

Total liabilities	23,615,687

NET ASSETS	$2,196,239,459

Net assets were comprised of:
Paid in capital	$1,937,848,706
Accumulated undistributed net investment income (loss)	26,724,802
Accumulated undistributed net realized gain (loss)	5,111,685
Net unrealized appreciation (depreciation)	226,554,266

Net assets	$2,196,239,459

Class IB
Net asset value, offering and redemption price per share, $119,410,794 / 8,888,371 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.43

Class K
Net asset value, offering and redemption price per share, $2,076,828,665 / 153,556,416 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.52

(x)	Includes value of securities on loan of $21,119,748.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($335,015 of dividend income received from affiliates) (net of $4,179,350 foreign withholding tax)	$41,310,748
Interest	156,984
Securities lending (net)	483,968

Total income	41,951,700

EXPENSES
Investment management fees	5,051,459
Administrative fees	1,366,605
Custodian fees	389,547
Distribution fees – Class IB	157,101
Printing and mailing expenses	84,547
Professional fees	57,506
Trustees’ fees	24,996
Miscellaneous	96,223

Total expenses	7,227,984

NET INVESTMENT INCOME (LOSS)	34,723,716

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($53,898 of realized gain (loss) from affiliates)	4,257,481
Futures contracts	4,806,487
Forward foreign currency contracts	(14,002)
Foreign currency transactions	555,725

Net realized gain (loss)	9,605,691

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,369,242) of change in unrealized appreciation (depreciation) from affiliates)	(92,206,869)
Futures contracts	(4,443,129)
Forward foreign currency contracts	(615,895)
Foreign currency translations	(5,016,660)

Net change in unrealized appreciation (depreciation)	(102,282,553)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(92,676,862)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(57,953,146)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,723,716	$44,682,826
Net realized gain (loss)	9,605,691	37,779,487
Net change in unrealized appreciation (depreciation)	(102,282,553)	392,383,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,953,146)	474,845,392

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(2,539,610)
Class K	—	(47,375,317)

	—	(49,914,927)

Distributions from net realized capital gains
Class IB	—	(1,107,244)
Class K	—	(18,488,302)

	—	(19,595,546)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(69,510,473)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 371,977 and 581,932 shares, respectively ]	5,194,011	7,554,966
Capital shares issued in reinvestment of dividends and distributions [ 0 and 267,798 shares, respectively ]	—	3,646,854
Capital shares repurchased [ (907,336) and (2,020,828) shares, respectively ]	(12,626,809)	(26,192,271)

Total Class IB transactions	(7,432,798)	(14,990,451)

Class K
Capital shares sold [ 3,720,719 and 6,533,561 shares, respectively ]	51,303,167	83,875,812
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,810,745 shares, respectively ]	—	65,863,619
Capital shares repurchased [ (8,002,376) and (13,315,663) shares, respectively ]	(112,873,238)	(176,821,694)

Total Class K transactions	(61,570,071)	(27,082,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(69,002,869)	(42,072,714)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(126,956,015)	363,262,205
NET ASSETS:
Beginning of period	2,323,195,474	1,959,933,269

End of period (a)	$2,196,239,459	$2,323,195,474

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$26,724,802	$(7,998,914)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.82	$11.45	$11.61	$12.27	$13.46	$12.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.24	0.24	0.14	0.17	0.11	##
Net realized and unrealized gain (loss)	(0.58)	2.53	(0.26)	(0.44)	(1.02)	2.40

Total from investment operations	(0.39)	2.77	(0.02)	(0.30)	(0.85)	2.51

Less distributions:
Dividends from net investment income	—	(0.28)	(0.14)	— #	(0.11)	—
Distributions from net realized gains	—	(0.12)	—	(0.36)	(0.23)	(1.13)

Total dividends and distributions	—	(0.40)	(0.14)	(0.36)	(0.34)	(1.13)

Net asset value, end of period	$13.43	$13.82	$11.45	$11.61	$12.27	$13.46

Total return (b)	(2.82)%	24.23%	(0.13)%	(2.40)%	(6.43)%	21.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,411	$130,219	$121,275	$125,995	$128,806	$133,667
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.88%	0.87%	0.87%	0.88%	0.91%
Before waivers and reimbursements (a)(f)	0.88%	0.88%	0.87%	0.87%	0.88%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.83%	1.82%	2.09%	1.14%	1.28%	0.82	%(aa)
Before waivers and reimbursements (a)(f)	2.83%	1.82%	2.09%	1.14%	1.28%	0.82	%(aa)
Portfolio turnover rate (z)^	2%	5%	5%	3%	3%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.89	$11.51	$11.67	$12.30	$13.49	$12.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.27	0.26	0.17	0.20	0.14	##
Net realized and unrealized gain (loss)	(0.58)	2.54	(0.25)	(0.44)	(1.02)	2.40

Total from investment operations	(0.37)	2.81	0.01	(0.27)	(0.82)	2.54

Less distributions:
Dividends from net investment income	—	(0.31)	(0.17)	— #	(0.14)	—
Distributions from net realized gains	—	(0.12)	—	(0.36)	(0.23)	(1.13)

Total dividends and distributions	—	(0.43)	(0.17)	(0.36)	(0.37)	(1.13)

Net asset value, end of period	$13.52	$13.89	$11.51	$11.67	$12.30	$13.49

Total return (b)	(2.66)%	24.47%	0.13%	(2.15)%	(6.17)%	21.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,076,829	$2,192,977	$1,838,658	$1,647,776	$1,376,510	$1,096,284
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.63%	0.62%	0.62%	0.63%	0.66%
Before waivers and reimbursements (a)(f)	0.63%	0.63%	0.62%	0.62%	0.63%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.09%	2.06%	2.32%	1.39%	1.48%	1.03	%(bb)
Before waivers and reimbursements (a)(f)	3.09%	2.06%	2.31%	1.38%	1.48%	1.03	%(bb)
Portfolio turnover rate (z)^	2%	5%	5%	3%	3%	1%
#	Per share amount is less than $0.005.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.09 and $0.12 for Class IB and K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.65% for income after waivers and reimbursements and 0.65% before waivers and reimbursements.

(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.86% for income after waivers and reimbursements and 0.86% before waivers and reimbursements.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$281,793,279	18.0%
Industrials	203,642,325	13.0
Consumer Discretionary	175,941,132	11.2
Consumer Staples	160,737,442	10.3
Health Care	151,167,048	9.6
Materials	116,108,079	7.4
Information Technology	96,496,879	6.2
Energy	86,199,931	5.5
Telecommunication Services	51,509,566	3.3
Real Estate	50,081,436	3.2
Utilities	47,140,508	3.0
Repurchase Agreements	21,016,883	1.3
Cash and Other	124,885,836	8.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class K
Actual	$1,000.00	$972.92	$3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.21

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.64%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
AGL Energy Ltd.	65,367	$1,087,467
Alumina Ltd.	234,096	485,080
Amcor Ltd. (x)	114,358	1,219,527
AMP Ltd.	291,942	769,144
APA Group	120,413	877,750
Aristocrat Leisure Ltd.	55,487	1,268,851
ASX Ltd.	19,063	908,387
Aurizon Holdings Ltd.	211,079	676,385
AusNet Services	184,523	219,173
Australia & New Zealand Banking Group Ltd.	289,494	6,050,138
Bank of Queensland Ltd.	38,545	290,672
Bendigo & Adelaide Bank Ltd. (x)	51,679	414,576
BHP Billiton Ltd.	316,996	7,955,045
BHP Billiton plc	206,943	4,659,308
BlueScope Steel Ltd.	55,347	706,962
Boral Ltd.	113,485	548,419
Brambles Ltd.	154,286	1,013,913
Caltex Australia Ltd.	27,463	661,343
Challenger Ltd. (x)	56,270	492,632
CIMIC Group Ltd.	9,451	295,855
Coca-Cola Amatil Ltd.	53,481	364,123
Cochlear Ltd.	5,620	832,523
Commonwealth Bank of Australia	172,971	9,327,884
Computershare Ltd.	46,104	628,818
Crown Resorts Ltd.	39,923	398,858
CSL Ltd.	44,468	6,338,843
Dexus (REIT)	104,257	749,179
Domino’s Pizza Enterprises Ltd.	6,783	262,132
Flight Centre Travel Group Ltd.	5,498	258,979
Fortescue Metals Group Ltd.	153,912	500,032
Goodman Group (REIT)	160,100	1,139,797
GPT Group (The) (REIT)	162,899	610,000
Harvey Norman Holdings Ltd. (x)	55,276	135,811
Healthscope Ltd.	183,686	300,420
Incitec Pivot Ltd.	165,115	443,562
Insurance Australia Group Ltd. (x)	234,428	1,479,856
LendLease Group	55,092	807,670
Macquarie Group Ltd.	32,437	2,968,218
Medibank Pvt Ltd.	244,920	529,259
Mirvac Group (REIT)	390,084	626,439
National Australia Bank Ltd.	269,272	5,462,121
Newcrest Mining Ltd.	76,251	1,230,164
Oil Search Ltd.	142,125	936,098
Orica Ltd.	34,930	458,837
Origin Energy Ltd.*	169,057	1,254,860
QBE Insurance Group Ltd.	137,193	988,899
Ramsay Health Care Ltd.	13,968	557,992
REA Group Ltd. (x)	5,748	386,543
Rio Tinto Ltd.	40,829	2,521,181
Rio Tinto plc	119,388	6,619,193
Santos Ltd.*	185,919	862,685
Scentre Group (REIT)	504,535	1,639,143
SEEK Ltd.	33,329	537,946
Sonic Healthcare Ltd.	41,180	747,558
South32 Ltd.	521,964	1,394,469
Stockland (REIT)	226,694	666,027
Suncorp Group Ltd.	129,815	1,401,655
Sydney Airport	112,200	594,521
Tabcorp Holdings Ltd.	190,899	630,086
Telstra Corp. Ltd.	422,299	818,809
TPG Telecom Ltd. (x)	36,732	140,539
Transurban Group	222,520	1,971,171
Treasury Wine Estates Ltd.	73,257	942,779
Vicinity Centres (REIT)	294,019	563,555
Wesfarmers Ltd.	110,724	4,044,622
Westpac Banking Corp. (x)	335,311	7,270,704
Woodside Petroleum Ltd.	91,354	2,397,327
Woolworths Group Ltd.	129,185	2,917,814

		109,260,328

Austria (0.2%)
ANDRITZ AG	6,697	355,531
Erste Group Bank AG*	30,050	1,254,553
OMV AG	14,774	837,982
Raiffeisen Bank International AG	15,403	472,895
voestalpine AG	10,475	482,580

		3,403,541

Belgium (1.0%)
Ageas	18,664	941,797
Anheuser-Busch InBev SA/NV	75,206	7,596,911
Colruyt SA	6,420	366,392
Groupe Bruxelles Lambert SA	8,345	880,195
KBC Group NV	25,174	1,943,809
Proximus SADP	14,742	332,435
Solvay SA	7,026	887,367
Telenet Group Holding NV*	5,900	275,601
UCB SA	12,736	1,001,554
Umicore SA	20,708	1,188,585

		15,414,646

Chile (0.0%)
Antofagasta plc	38,273	500,057

China (0.1%)
BOC Hong Kong Holdings Ltd.	370,223	1,743,619
Minth Group Ltd.	73,000	308,447
Yangzijiang Shipbuilding Holdings Ltd.	200,899	133,441

		2,185,507

Colombia (0.0%)
Millicom International Cellular SA (SDR)	6,704	395,949

Denmark (1.5%)
AP Moller — Maersk A/S, Class A	373	442,868
AP Moller — Maersk A/S, Class B	650	809,755
Carlsberg A/S, Class B	10,724	1,263,358
Chr Hansen Holding A/S	9,864	911,268
Coloplast A/S, Class B	11,434	1,143,051
Danske Bank A/S	75,044	2,349,554
DSV A/S	18,436	1,489,918
Genmab A/S*	6,138	947,453
H Lundbeck A/S	7,375	518,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ISS A/S	17,931	$616,348
Novo Nordisk A/S, Class B	174,786	8,109,257
Novozymes A/S, Class B	22,596	1,146,455
Orsted A/S (m)	18,710	1,131,993
Pandora A/S	10,907	762,128
Tryg A/S	11,559	271,403
Vestas Wind Systems A/S	20,312	1,257,571
William Demant Holding A/S*	10,343	416,317

		23,587,032

Finland (0.9%)
Elisa OYJ	14,901	690,313
Fortum OYJ	44,537	1,063,091
Kone OYJ, Class B	33,137	1,689,528
Metso OYJ	10,112	338,912
Neste OYJ	12,862	1,009,360
Nokia OYJ	551,520	3,175,241
Nokian Renkaat OYJ	11,560	456,832
Orion OYJ, Class B	10,637	286,822
Sampo OYJ, Class A	43,918	2,143,815
Stora Enso OYJ, Class R	53,292	1,043,049
UPM-Kymmene OYJ	53,396	1,909,336
Wartsila OYJ Abp	44,483	874,272

		14,680,571

France (9.7%)
Accor SA	18,330	899,471
Aeroports de Paris	3,098	700,776
Air Liquide SA	42,048	5,288,464
Airbus SE	57,279	6,706,433
Alstom SA	15,301	703,304
Amundi SA (m)	6,120	424,099
Arkema SA	6,785	803,445
Atos SE	9,748	1,331,325
AXA SA (x)‡	191,320	4,695,245
BioMerieux	4,168	375,276
BNP Paribas SA	110,911	6,889,268
Bollore SA	86,450	402,210
Bouygues SA	21,946	945,949
Bureau Veritas SA	25,638	684,430
Capgemini SE	16,020	2,155,179
Carrefour SA	58,439	946,559
Casino Guichard Perrachon SA (x)	5,972	231,889
Cie de Saint-Gobain	50,411	2,252,954
Cie Generale des Etablissements Michelin SCA	17,194	2,094,256
CNP Assurances	17,092	389,021
Covivio (REIT)	3,378	351,484
Credit Agricole SA	113,583	1,516,764
Danone SA	59,278	4,352,166
Dassault Aviation SA	262	499,333
Dassault Systemes SE	12,794	1,792,900
Edenred	23,356	738,065
Eiffage SA	7,779	846,477
Electricite de France SA	57,650	793,073
Engie SA	178,121	2,731,167
Essilor International Cie Generale d’Optique SA	20,836	2,941,773
Eurazeo SA	4,314	327,211
Eutelsat Communications SA	18,704	388,032
Faurecia SA	7,637	545,098
Gecina SA (REIT)	4,681	783,345
Getlink	47,515	651,707
Hermes International	3,178	1,943,962
Icade (REIT)	2,844	266,694
Iliad SA (x)	2,616	413,489
Imerys SA	2,953	238,809
Ingenico Group SA	5,655	508,501
Ipsen SA	4,008	628,831
JCDecaux SA	8,007	267,987
Kering SA	7,381	4,168,406
Klepierre SA (REIT)	21,573	812,473
Legrand SA	26,688	1,960,357
L’Oreal SA	24,790	6,122,875
LVMH Moet Hennessy Louis Vuitton SE	27,522	9,166,383
Natixis SA	94,032	667,429
Orange SA	193,968	3,249,370
Pernod Ricard SA (x)	20,615	3,367,980
Peugeot SA	54,438	1,243,482
Publicis Groupe SA	19,822	1,364,351
Remy Cointreau SA	2,421	313,824
Renault SA	18,781	1,597,340
Rexel SA	29,756	427,935
Safran SA	33,001	4,009,938
Sanofi (x)	111,924	8,972,888
Schneider Electric SE	54,806	4,571,055
SCOR SE	17,560	652,519
SEB SA	2,253	393,606
Societe BIC SA	3,080	285,588
Societe Generale SA	75,086	3,166,759
Sodexo SA	9,035	903,383
Suez	38,196	495,342
Teleperformance	5,797	1,024,261
Thales SA	10,633	1,370,240
TOTAL SA	238,576	14,546,179
Ubisoft Entertainment SA*	7,788	854,732
Unibail-Rodamco-Westfield (REIT)	13,696	3,015,704
Valeo SA	24,183	1,322,239
Veolia Environnement SA	53,100	1,136,647
Vinci SA	49,549	4,765,623
Vivendi SA	99,884	2,449,535
Wendel SA	2,814	387,770

		151,232,634

Germany (8.6%)
1&1 Drillisch AG	5,348	304,525
adidas AG	18,646	4,070,799
Allianz SE (Registered)	44,100	9,116,526
Axel Springer SE	4,590	332,065
BASF SE	90,655	8,671,559
Bayer AG (Registered)	88,906	9,795,835
Bayerische Motoren Werke AG	32,787	2,972,349
Bayerische Motoren Werke AG (Preference) (q)	5,705	455,035
Beiersdorf AG	10,022	1,138,067
Brenntag AG	15,383	857,255
Commerzbank AG*	104,712	1,004,063
Continental AG	10,664	2,435,266
Covestro AG (m)	19,087	1,703,386
Daimler AG (Registered)	90,011	5,794,981
Delivery Hero AG (m)*	9,119	485,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Bank AG (Registered)	197,075	$2,122,390
Deutsche Boerse AG	18,742	2,498,391
Deutsche Lufthansa AG (Registered)	24,412	587,272
Deutsche Post AG (Registered)	97,337	3,179,354
Deutsche Telekom AG (Registered)*	327,992	5,082,796
Deutsche Wohnen SE	35,622	1,722,214
E.ON SE	220,592	2,358,138
Evonik Industries AG	16,748	573,645
Fraport AG Frankfurt Airport Services Worldwide	4,180	403,302
Fresenius Medical Care AG & Co. KGaA	21,628	2,181,715
Fresenius SE & Co. KGaA	40,404	3,246,245
FUCHS PETROLUB SE (Preference) (q)	6,889	339,820
GEA Group AG	18,099	610,619
Hannover Rueck SE	5,987	746,705
HeidelbergCement AG	14,929	1,256,649
Henkel AG & Co. KGaA	10,442	1,161,494
Henkel AG & Co. KGaA (Preference) (q)	17,873	2,285,494
HOCHTIEF AG	2,073	374,747
HUGO BOSS AG	6,535	593,431
Infineon Technologies AG	112,525	2,868,608
Innogy SE (m)	13,465	576,929
K+S AG (Registered)	19,976	493,387
KION Group AG	7,387	531,740
LANXESS AG	9,325	727,434
Linde AG	13,009	3,105,226
Linde AG	5,839	1,219,540
MAN SE	3,549	401,811
Merck KGaA	12,904	1,260,094
METRO AG	16,988	209,991
MTU Aero Engines AG	5,217	1,002,811
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,118	3,196,402
OSRAM Licht AG	9,693	396,182
Porsche Automobil Holding SE (Preference) (q)	14,748	939,671
ProSiebenSat.1 Media SE	21,981	557,796
Puma SE	822	480,926
RWE AG	53,227	1,213,645
SAP SE	97,464	11,262,337
Sartorius AG (Preference) (q)	3,528	527,772
Schaeffler AG (Preference) (q)	18,361	239,078
Siemens AG (Registered)	75,506	9,983,276
Siemens Healthineers AG (m)*	14,891	614,813
Symrise AG	12,158	1,066,278
Telefonica Deutschland Holding AG	77,840	306,884
thyssenkrupp AG	43,302	1,052,827
TUI AG	43,907	963,357
Uniper SE	20,218	603,014
United Internet AG (Registered)	12,083	692,262
Volkswagen AG	3,411	563,646
Volkswagen AG (Preference) (q)	18,378	3,052,301
Vonovia SE	48,273	2,297,772
Wirecard AG	11,776	1,897,090
Zalando SE (m)*	10,481	585,915

		135,352,336

Hong Kong (3.0%)
AIA Group Ltd.	1,191,700	10,419,932
ASM Pacific Technology Ltd.	27,777	351,213
Bank of East Asia Ltd. (The) (x)	119,021	475,592
CK Asset Holdings Ltd.	259,125	2,057,649
CK Hutchison Holdings Ltd.	266,980	2,831,235
CK Infrastructure Holdings Ltd.	67,613	501,134
CLP Holdings Ltd.	165,428	1,781,720
Dairy Farm International Holdings Ltd.	33,400	293,586
Galaxy Entertainment Group Ltd.	234,800	1,818,102
Hang Lung Group Ltd.	97,200	272,560
Hang Lung Properties Ltd.	213,311	439,912
Hang Seng Bank Ltd.	75,679	1,892,554
Henderson Land Development Co. Ltd.	125,765	665,245
HK Electric Investments & HK Electric Investments Ltd. (m)(x)	191,000	182,100
HKT Trust & HKT Ltd.	374,511	478,306
Hong Kong & China Gas Co. Ltd.	925,035	1,770,932
Hong Kong Exchanges & Clearing Ltd.	117,702	3,540,541
Hongkong Land Holdings Ltd.	121,100	871,920
Hysan Development Co. Ltd.	59,807	333,887
Jardine Matheson Holdings Ltd.	21,900	1,392,840
Jardine Strategic Holdings Ltd.	21,700	792,159
Kerry Properties Ltd.	64,224	307,384
Li & Fung Ltd.	637,850	234,145
Link REIT (REIT)	219,919	2,008,412
Melco Resorts & Entertainment Ltd. (ADR)	24,431	684,068
MTR Corp. Ltd.	139,216	770,110
New World Development Co. Ltd.	596,313	839,107
NWS Holdings Ltd.	163,762	283,457
PCCW Ltd.	471,865	265,836
Power Assets Holdings Ltd.	139,014	971,872
Shangri-La Asia Ltd.	123,235	231,843
Sino Land Co. Ltd.	316,300	514,427
SJM Holdings Ltd.	205,200	255,271
Sun Hung Kai Properties Ltd.	157,693	2,379,786
Swire Pacific Ltd., Class A	52,012	550,907
Swire Properties Ltd.	114,600	423,601
Techtronic Industries Co. Ltd.	128,500	716,564
WH Group Ltd. (m)	807,100	657,358
Wharf Holdings Ltd. (The)	128,813	413,746
Wharf Real Estate Investment Co. Ltd.	119,613	851,482
Wheelock & Co. Ltd.	78,874	549,412
Yue Yuen Industrial Holdings Ltd.	79,837	225,399

		47,297,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ireland (0.6%)
AerCap Holdings NV*	12,830	$694,745
AIB Group plc	81,664	443,458
Bank of Ireland Group plc (Aquis Stock Exchange)	30	237
Bank of Ireland Group plc (Turquoise Stock Exchange)	92,177	719,599
CRH plc	83,072	2,944,299
James Hardie Industries plc (CHDI)	43,887	736,614
Kerry Group plc (London Stock Exchange), Class A	5	522
Kerry Group plc (Turquoise Stock Exchange), Class A	15,986	1,672,693
Paddy Power Betfair plc	8,579	951,763
Ryanair Holdings plc (ADR)*	1,760	201,045
Smurfit Kappa Group plc	22,327	904,749

		9,269,724

Israel (0.5%)
Azrieli Group Ltd.	4,073	201,966
Bank Hapoalim BM	109,647	741,820
Bank Leumi Le-Israel BM	144,944	855,816
Bezeq The Israeli Telecommunication Corp. Ltd. (x)	206,077	231,863
Check Point Software Technologies Ltd.*	13,016	1,271,403
Elbit Systems Ltd.	2,644	310,277
Frutarom Industries Ltd.	3,665	359,162
Israel Chemicals Ltd.	68,688	313,562
Mizrahi Tefahot Bank Ltd.	14,002	257,094
Nice Ltd.*	6,270	647,182
Teva Pharmaceutical Industries Ltd. (ADR)	95,641	2,325,989

		7,516,134

Italy (1.9%)
Assicurazioni Generali SpA	123,004	2,064,165
Atlantia SpA	46,858	1,385,530
Davide Campari-Milano SpA	57,947	476,739
Enel SpA	798,415	4,435,375
Eni SpA	251,914	4,679,309
Ferrari NV	12,320	1,676,120
Intesa Sanpaolo SpA	1,324,500	3,845,997
Intesa Sanpaolo SpA (RNC)	96,685	293,337
Leonardo SpA	36,796	363,787
Luxottica Group SpA	17,269	1,114,414
Mediobanca Banca di Credito Finanziario SpA	62,466	580,810
Moncler SpA	17,736	807,772
Pirelli & C SpA (m)*	39,056	326,200
Poste Italiane SpA (m)	53,397	447,100
Prysmian SpA	20,983	522,669
Recordati SpA	11,096	441,346
Snam SpA	225,582	942,042
Telecom Italia SpA*	1,127,997	839,631
Telecom Italia SpA (RNC)	550,233	359,578
Terna Rete Elettrica Nazionale SpA	141,090	763,191
UniCredit SpA	198,704	3,317,337

		29,682,449

Japan (21.8%)
ABC-Mart, Inc.	3,535	193,489
Acom Co. Ltd.	45,976	176,903
Aeon Co. Ltd.	61,234	1,310,794
AEON Financial Service Co. Ltd.	11,110	237,222
Aeon Mall Co. Ltd.	10,498	188,692
Air Water, Inc.	15,496	284,685
Aisin Seiki Co. Ltd.	16,064	732,721
Ajinomoto Co., Inc.	45,409	859,660
Alfresa Holdings Corp.	18,771	441,661
Alps Electric Co. Ltd.	20,109	516,915
Amada Holdings Co. Ltd.	34,017	327,219
ANA Holdings, Inc.	12,376	454,843
Aozora Bank Ltd.	12,124	461,569
Asahi Glass Co. Ltd.	17,942	699,270
Asahi Group Holdings Ltd.	35,947	1,841,588
Asahi Kasei Corp.	126,036	1,602,842
Asics Corp. (x)	15,642	264,621
Astellas Pharma, Inc.	196,541	2,998,309
Bandai Namco Holdings, Inc.	20,981	866,036
Bank of Kyoto Ltd. (The)	5,241	242,843
Benesse Holdings, Inc.	7,279	258,379
Bridgestone Corp.	60,354	2,362,046
Brother Industries Ltd.	23,010	454,734
Calbee, Inc.	8,469	318,596
Canon, Inc.	99,104	3,250,207
Casio Computer Co. Ltd.	19,264	313,541
Central Japan Railway Co.	14,392	2,984,603
Chiba Bank Ltd. (The)	57,823	408,937
Chubu Electric Power Co., Inc.	60,127	902,054
Chugai Pharmaceutical Co. Ltd.	22,458	1,178,530
Chugoku Electric Power Co., Inc. (The) (x)	27,115	350,708
Coca-Cola Bottlers Japan Holdings, Inc.	12,423	496,516
Concordia Financial Group Ltd.	105,386	536,853
Credit Saison Co. Ltd.	16,811	264,809
CyberAgent, Inc.	10,060	605,154
CYBERDYNE, Inc.*	12,014	140,850
Dai Nippon Printing Co. Ltd.	25,054	560,980
Daicel Corp.	26,826	297,057
Daifuku Co. Ltd.	9,981	437,680
Dai-ichi Life Holdings, Inc.	108,031	1,928,097
Daiichi Sankyo Co. Ltd.	56,922	2,178,373
Daikin Industries Ltd.	23,975	2,873,579
Daito Trust Construction Co. Ltd.	6,909	1,123,886
Daiwa House Industry Co. Ltd.	56,417	1,924,135
Daiwa House REIT Investment Corp. (REIT)	167	396,552
Daiwa Securities Group, Inc.	161,714	939,625
DeNA Co. Ltd. (x)	11,795	221,273
Denso Corp.	43,196	2,111,518
Dentsu, Inc.	20,849	988,640
Disco Corp.	2,747	469,185
Don Quijote Holdings Co. Ltd.	10,841	520,924
East Japan Railway Co.	30,534	2,927,502
Eisai Co. Ltd.	25,011	1,762,958
Electric Power Development Co. Ltd.	13,121	338,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
FamilyMart UNY Holdings Co. Ltd.	7,247	$763,221
FANUC Corp.	18,952	3,766,777
Fast Retailing Co. Ltd.	5,459	2,510,208
Fuji Electric Co. Ltd.	52,348	399,058
FUJIFILM Holdings Corp.	38,342	1,498,148
Fujitsu Ltd.	182,769	1,109,012
Fukuoka Financial Group, Inc.	73,574	370,146
Hakuhodo DY Holdings, Inc.	24,616	395,315
Hamamatsu Photonics KK	12,678	545,069
Hankyu Hanshin Holdings, Inc.	22,696	913,252
Hikari Tsushin, Inc.	2,028	356,638
Hino Motors Ltd.	27,492	293,755
Hirose Electric Co. Ltd.	3,437	426,230
Hisamitsu Pharmaceutical Co., Inc.	5,921	500,035
Hitachi Chemical Co. Ltd.	10,740	216,808
Hitachi Construction Machinery Co. Ltd.	11,523	374,681
Hitachi High-Technologies Corp.	7,239	295,536
Hitachi Ltd.	470,631	3,322,451
Hitachi Metals Ltd.	22,197	230,561
Honda Motor Co. Ltd.	161,483	4,744,652
Hoshizaki Corp.	5,287	535,314
Hoya Corp.	38,550	2,193,257
Hulic Co. Ltd.	23,829	254,615
Idemitsu Kosan Co. Ltd.	13,423	478,895
IHI Corp.	14,562	507,694
Iida Group Holdings Co. Ltd.	16,043	309,659
Inpex Corp.	96,083	997,583
Isetan Mitsukoshi Holdings Ltd.	33,588	419,869
Isuzu Motors Ltd.	53,986	717,522
ITOCHU Corp.	142,260	2,579,478
J Front Retailing Co. Ltd.	25,403	387,074
Japan Airlines Co. Ltd.	11,799	418,611
Japan Airport Terminal Co. Ltd.	4,236	198,571
Japan Exchange Group, Inc.	53,108	987,665
Japan Post Bank Co. Ltd.	40,844	475,895
Japan Post Holdings Co. Ltd.	157,724	1,728,033
Japan Prime Realty Investment Corp. (REIT)	83	301,743
Japan Real Estate Investment Corp. (REIT)	125	661,609
Japan Retail Fund Investment Corp. (REIT)	274	493,975
Japan Tobacco, Inc.	106,573	2,979,212
JFE Holdings, Inc.	48,750	922,910
JGC Corp.	22,041	444,543
JSR Corp.	20,173	343,642
JTEKT Corp.	22,540	307,007
JXTG Holdings, Inc.	314,236	2,186,014
Kajima Corp.	81,223	629,448
Kakaku.com, Inc.	16,002	361,622
Kamigumi Co. Ltd.	10,882	226,358
Kaneka Corp.	27,433	246,046
Kansai Electric Power Co., Inc. (The)	70,604	1,030,538
Kansai Paint Co. Ltd.	16,446	341,947
Kao Corp.	48,188	3,677,809
Kawasaki Heavy Industries Ltd.	15,642	461,285
KDDI Corp.	177,340	4,854,966
Keihan Holdings Co. Ltd.	10,168	365,062
Keikyu Corp.	22,379	367,071
Keio Corp.	9,857	477,203
Keisei Electric Railway Co. Ltd.	13,376	459,700
Keyence Corp.	9,548	5,395,140
Kikkoman Corp.	15,530	784,110
Kintetsu Group Holdings Co. Ltd.	17,522	715,345
Kirin Holdings Co. Ltd.	81,392	2,178,246
Kobayashi Pharmaceutical Co. Ltd.	4,841	418,447
Kobe Steel Ltd. (x)	30,271	277,242
Koito Manufacturing Co. Ltd.	10,358	684,826
Komatsu Ltd.	89,760	2,568,393
Konami Holdings Corp.	9,748	496,579
Konica Minolta, Inc.	49,632	461,286
Kose Corp.	3,198	689,484
Kubota Corp.	97,614	1,536,749
Kuraray Co. Ltd.	31,725	437,270
Kurita Water Industries Ltd.	10,677	304,740
Kyocera Corp.	32,074	1,809,748
Kyowa Hakko Kirin Co. Ltd.	26,074	525,884
Kyushu Electric Power Co., Inc.	40,758	455,014
Kyushu Railway Co.	15,381	470,953
Lawson, Inc. (x)	5,387	336,703
LINE Corp. (x)*	5,694	237,346
Lion Corp.	21,462	393,514
LIXIL Group Corp.	25,925	518,898
M3, Inc.	19,406	773,856
Mabuchi Motor Co. Ltd.	4,633	220,529
Makita Corp.	22,479	1,008,068
Marubeni Corp.	157,334	1,200,948
Marui Group Co. Ltd.	19,265	406,128
Maruichi Steel Tube Ltd.	6,573	222,929
Mazda Motor Corp.	55,940	687,155
McDonald’s Holdings Co. Japan Ltd. (x)	6,915	352,886
Mebuki Financial Group, Inc.	81,423	273,580
Medipal Holdings Corp.	17,956	361,342
Meiji Holdings Co. Ltd.	12,002	1,012,498
Minebea Mitsumi, Inc.	38,537	652,290
MISUMI Group, Inc.	28,838	841,320
Mitsubishi Chemical Holdings Corp.	126,463	1,059,313
Mitsubishi Corp.	133,822	3,720,400
Mitsubishi Electric Corp.	180,718	2,406,798
Mitsubishi Estate Co. Ltd.	117,059	2,047,991
Mitsubishi Gas Chemical Co., Inc.	18,104	410,433
Mitsubishi Heavy Industries Ltd.	29,639	1,079,120
Mitsubishi Materials Corp.	10,291	283,034
Mitsubishi Motors Corp.	70,357	561,127
Mitsubishi Tanabe Pharma Corp.	22,925	396,319
Mitsubishi UFJ Financial Group, Inc.	1,173,726	6,690,498
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,666	293,190
Mitsui & Co. Ltd.	165,182	2,756,390
Mitsui Chemicals, Inc.	17,990	479,343
Mitsui Fudosan Co. Ltd.	89,459	2,160,623
Mitsui OSK Lines Ltd.	10,845	261,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mizuho Financial Group, Inc.	2,361,655	$3,978,220
MS&AD Insurance Group Holdings, Inc.	47,137	1,466,286
Murata Manufacturing Co. Ltd.	18,036	3,033,287
Nabtesco Corp.	10,008	308,244
Nagoya Railroad Co. Ltd.	16,741	432,455
NEC Corp.	23,649	649,352
Nexon Co. Ltd.*	39,884	579,627
NGK Insulators Ltd.	22,389	398,984
NGK Spark Plug Co. Ltd.	15,373	438,772
NH Foods Ltd.	9,288	375,413
Nidec Corp. (x)	22,132	3,323,348
Nikon Corp.	34,689	552,380
Nintendo Co. Ltd.	11,116	3,634,550
Nippon Building Fund, Inc. (REIT)	128	738,762
Nippon Electric Glass Co. Ltd.	8,711	242,322
Nippon Express Co. Ltd.	8,158	592,425
Nippon Paint Holdings Co. Ltd. (x)	13,585	585,291
Nippon Prologis REIT, Inc. (REIT)	178	369,457
Nippon Steel & Sumitomo Metal Corp.	76,004	1,493,444
Nippon Telegraph & Telephone Corp.	67,064	3,050,484
Nippon Yusen KK	17,294	343,490
Nissan Chemical Corp.	12,356	576,982
Nissan Motor Co. Ltd.	232,755	2,266,268
Nisshin Seifun Group, Inc.	19,760	418,527
Nissin Foods Holdings Co. Ltd.	5,800	419,618
Nitori Holdings Co. Ltd.	8,080	1,261,097
Nitto Denko Corp.	16,340	1,237,215
NOK Corp.	9,456	183,116
Nomura Holdings, Inc.	347,880	1,691,090
Nomura Real Estate Holdings, Inc.	12,723	282,465
Nomura Real Estate Master Fund, Inc. (REIT)	400	564,693
Nomura Research Institute Ltd.	11,440	554,873
NSK Ltd.	34,457	355,727
NTT Data Corp.	59,705	688,105
NTT DOCOMO, Inc.	136,260	3,473,728
Obayashi Corp.	65,109	678,053
Obic Co. Ltd.	5,896	488,338
Odakyu Electric Railway Co. Ltd.	29,609	635,959
Oji Holdings Corp.	87,504	542,973
Olympus Corp.	29,265	1,096,958
Omron Corp.	19,537	912,309
Ono Pharmaceutical Co. Ltd.	37,698	884,268
Oracle Corp. Japan	3,885	317,565
Oriental Land Co. Ltd.	19,797	2,078,672
ORIX Corp.	131,936	2,087,810
Osaka Gas Co. Ltd.	36,674	759,384
Otsuka Corp.	10,826	424,865
Otsuka Holdings Co. Ltd.	36,950	1,790,180
Panasonic Corp.	214,063	2,887,622
Park24 Co. Ltd.	10,306	280,654
Persol Holdings Co. Ltd.	17,883	399,123
Pola Orbis Holdings, Inc.	9,887	435,344
Rakuten, Inc.	90,835	614,838
Recruit Holdings Co. Ltd.	109,642	3,036,286
Renesas Electronics Corp.*	81,961	803,953
Resona Holdings, Inc.	206,632	1,105,994
Ricoh Co. Ltd.	67,802	622,200
Rinnai Corp.	3,735	329,594
Rohm Co. Ltd.	9,744	818,491
Ryohin Keikaku Co. Ltd.	2,304	811,597
Sankyo Co. Ltd.	4,909	192,210
Santen Pharmaceutical Co. Ltd.	34,409	600,133
SBI Holdings, Inc.	22,040	568,145
Secom Co. Ltd.	20,733	1,593,060
Sega Sammy Holdings, Inc.	18,709	320,731
Seibu Holdings, Inc.	19,488	328,804
Seiko Epson Corp.	27,366	476,059
Sekisui Chemical Co. Ltd.	38,223	651,809
Sekisui House Ltd.	60,060	1,063,249
Seven & i Holdings Co. Ltd.	72,942	3,182,792
Seven Bank Ltd.	51,181	156,712
SG Holdings Co. Ltd.	9,511	208,750
Sharp Corp. (x)	16,502	402,433
Shimadzu Corp.	22,042	666,944
Shimamura Co. Ltd.	2,294	202,019
Shimano, Inc.	7,104	1,043,319
Shimizu Corp.	53,588	556,136
Shin-Etsu Chemical Co. Ltd.	36,353	3,241,775
Shinsei Bank Ltd.	18,008	277,484
Shionogi & Co. Ltd.	27,781	1,428,006
Shiseido Co. Ltd.	38,079	3,025,959
Shizuoka Bank Ltd. (The)	46,915	424,169
Showa Shell Sekiyu KK	18,283	272,969
SMC Corp.	5,654	2,074,895
SoftBank Group Corp.	81,365	5,859,397
Sohgo Security Services Co. Ltd.	7,080	333,808
Sompo Holdings, Inc.	32,950	1,333,297
Sony Corp.	124,695	6,379,194
Sony Financial Holdings, Inc.	18,286	349,484
Stanley Electric Co. Ltd.	13,949	476,243
Start Today Co. Ltd.	20,327	737,144
Subaru Corp.	61,226	1,783,443
SUMCO Corp.	23,576	476,354
Sumitomo Chemical Co. Ltd.	142,893	810,521
Sumitomo Corp.	111,371	1,830,784
Sumitomo Dainippon Pharma Co. Ltd.	16,516	349,817
Sumitomo Electric Industries Ltd.	75,575	1,126,304
Sumitomo Heavy Industries Ltd.	11,619	392,495
Sumitomo Metal Mining Co. Ltd.	24,463	936,406
Sumitomo Mitsui Financial Group, Inc.	132,431	5,150,593
Sumitomo Mitsui Trust Holdings, Inc.	32,844	1,303,199
Sumitomo Realty & Development Co. Ltd.	33,735	1,245,923
Sumitomo Rubber Industries Ltd.	17,792	282,834
Sundrug Co. Ltd.	8,209	332,913
Suntory Beverage & Food Ltd.	13,561	579,357
Suruga Bank Ltd.	17,757	158,941
Suzuken Co. Ltd.	7,495	317,496
Suzuki Motor Corp.	34,439	1,903,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sysmex Corp.	15,789	$1,474,581
T&D Holdings, Inc.	53,753	808,128
Taiheiyo Cement Corp.	11,400	375,315
Taisei Corp.	20,364	1,123,823
Taisho Pharmaceutical Holdings Co. Ltd.	3,326	389,633
Taiyo Nippon Sanso Corp.	14,545	208,621
Takashimaya Co. Ltd.	28,969	248,048
Takeda Pharmaceutical Co. Ltd.	69,302	2,928,192
TDK Corp.	13,059	1,335,211
Teijin Ltd.	17,425	319,809
Terumo Corp.	30,015	1,721,494
THK Co. Ltd.	10,805	309,858
Tobu Railway Co. Ltd.	20,115	615,904
Toho Co. Ltd./Tokyo	12,435	417,252
Toho Gas Co. Ltd.	8,706	301,563
Tohoku Electric Power Co., Inc.	45,462	555,571
Tokio Marine Holdings, Inc.	65,532	3,073,727
Tokyo Century Corp.	4,248	240,956
Tokyo Electric Power Co. Holdings, Inc.*	137,657	641,566
Tokyo Electron Ltd.	15,660	2,690,270
Tokyo Gas Co. Ltd.	38,773	1,029,779
Tokyo Tatemono Co. Ltd.	21,374	293,635
Tokyu Corp.	49,297	849,557
Tokyu Fudosan Holdings Corp.	54,021	381,560
Toppan Printing Co. Ltd.	50,694	397,438
Toray Industries, Inc.	136,987	1,081,395
Toshiba Corp.*	652,446	1,962,377
Tosoh Corp.	27,709	429,719
TOTO Ltd.	14,286	663,235
Toyo Seikan Group Holdings Ltd.	17,907	314,745
Toyo Suisan Kaisha Ltd.	9,312	331,805
Toyoda Gosei Co. Ltd.	6,345	160,982
Toyota Industries Corp.	14,552	816,221
Toyota Motor Corp.	226,141	14,645,088
Toyota Tsusho Corp.	20,788	696,595
Trend Micro, Inc.	12,291	701,613
Tsuruha Holdings, Inc.	3,589	450,266
Unicharm Corp.	40,551	1,220,760
United Urban Investment Corp. (REIT)	321	498,396
USS Co. Ltd.	20,777	395,592
West Japan Railway Co.	16,413	1,210,276
Yahoo Japan Corp. (x)	137,566	457,249
Yakult Honsha Co. Ltd.	11,085	740,902
Yamada Denki Co. Ltd.	68,519	341,001
Yamaguchi Financial Group, Inc.	20,900	235,589
Yamaha Corp.	13,681	711,760
Yamaha Motor Co. Ltd.	27,904	702,168
Yamato Holdings Co. Ltd.	31,300	922,758
Yamazaki Baking Co. Ltd.	14,117	369,772
Yaskawa Electric Corp. (x)	23,768	840,462
Yokogawa Electric Corp.	24,199	431,020
Yokohama Rubber Co. Ltd. (The)	12,360	257,102

		341,336,711

Jersey (0.1%)
Randgold Resources Ltd.	9,600	737,371

Luxembourg (0.3%)
ArcelorMittal	66,462	1,948,896
Eurofins Scientific SE	1,122	624,213
RTL Group SA	4,033	273,636
SES SA (FDR)	32,524	595,930
Tenaris SA	47,105	864,470

		4,307,145

Macau (0.1%)
MGM China Holdings Ltd.	78,800	182,798
Sands China Ltd.	236,996	1,267,205
Wynn Macau Ltd.	157,100	505,605

		1,955,608

Malta (0.0%)
BGP Holdings plc (r)*	810,676	—

Mexico (0.0%)
Fresnillo plc	22,782	343,811

Netherlands (4.4%)
ABN AMRO Group NV (CVA) (m)	42,246	1,096,221
Aegon NV	174,184	1,044,724
Akzo Nobel NV	25,309	2,167,035
ASML Holding NV	40,544	8,034,834
EXOR NV	10,798	727,591
Heineken Holding NV	11,242	1,077,842
Heineken NV	26,002	2,612,009
ING Groep NV	383,504	5,521,168
Koninklijke Ahold Delhaize NV	127,533	3,053,872
Koninklijke DSM NV	18,203	1,830,693
Koninklijke KPN NV	339,732	924,402
Koninklijke Philips NV	93,173	3,963,311
Koninklijke Vopak NV	7,633	352,720
NN Group NV	30,693	1,248,780
NXP Semiconductors NV*	34,089	3,724,905
Randstad NV	11,220	660,639
Royal Dutch Shell plc, Class A	455,227	15,794,659
Royal Dutch Shell plc, Class B	369,681	13,238,800
Wolters Kluwer NV	28,738	1,619,617

		68,693,822

New Zealand (0.2%)
a2 Milk Co. Ltd.*	71,875	557,883
Auckland International Airport Ltd.	91,229	418,932
Fisher & Paykel Healthcare Corp. Ltd.	57,210	576,963
Fletcher Building Ltd.	88,914	418,539
Meridian Energy Ltd.	112,550	237,838
Ryman Healthcare Ltd.	34,146	276,831
Spark New Zealand Ltd.	194,207	490,631

		2,977,617

Norway (0.7%)
Aker BP ASA	10,712	395,633
DNB ASA	96,839	1,894,129
Equinor ASA	115,302	3,063,640
Gjensidige Forsikring ASA	17,607	288,825
Marine Harvest ASA	41,981	836,079
Norsk Hydro ASA	134,453	805,462
Orkla ASA	81,680	716,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Schibsted ASA, Class B	10,233	$288,984
Telenor ASA	75,028	1,539,832
Yara International ASA	17,794	738,472

		10,567,129

Portugal (0.2%)
Banco Espirito Santo SA (Registered) (r)*	106,365	—
EDP — Energias de Portugal SA	254,296	1,009,687
Galp Energia SGPS SA	50,184	957,311
Jeronimo Martins SGPS SA	25,435	367,426

		2,334,424

Singapore (1.2%)
Ascendas REIT (REIT)	260,622	504,985
CapitaLand Commercial Trust (REIT)	260,240	317,063
CapitaLand Ltd.	235,107	545,276
CapitaLand Mall Trust (REIT)	210,182	319,322
City Developments Ltd.	43,734	350,835
ComfortDelGro Corp. Ltd.	212,150	365,910
DBS Group Holdings Ltd.	180,070	3,516,817
Genting Singapore Ltd.	603,872	540,715
Golden Agri-Resources Ltd.	541,295	121,170
Jardine Cycle & Carriage Ltd.	10,460	244,284
Keppel Corp. Ltd.	145,325	762,623
Oversea-Chinese Banking Corp. Ltd.	315,225	2,693,005
SATS Ltd.	66,300	243,303
Sembcorp Industries Ltd. (x)	100,609	203,064
Singapore Airlines Ltd.	47,148	369,917
Singapore Exchange Ltd.	71,662	377,113
Singapore Press Holdings Ltd.	164,997	314,857
Singapore Technologies Engineering Ltd.	153,179	369,878
Singapore Telecommunications Ltd.	818,145	1,849,458
Suntec REIT (REIT)	211,700	268,801
United Overseas Bank Ltd.	134,120	2,634,166
UOL Group Ltd.	50,715	283,632
Venture Corp. Ltd.	27,100	354,836
Wilmar International Ltd.	199,574	448,217

		17,999,247

South Africa (0.2%)
Anglo American plc	104,260	2,331,996
Investec plc	70,913	503,501
Mediclinic International plc	41,134	285,873

		3,121,370

Spain (2.7%)
ACS Actividades de Construccion y Servicios SA	24,710	1,001,315
Aena SME SA (m)	6,884	1,250,086
Amadeus IT Group SA	43,454	3,430,401
Banco Bilbao Vizcaya Argentaria SA	657,063	4,660,691
Banco de Sabadell SA	541,943	908,501
Banco Santander SA	1,593,858	8,547,123
Bankia SA	121,469	454,918
Bankinter SA	66,285	645,734
CaixaBank SA	359,430	1,555,565
Enagas SA	20,227	591,472
Endesa SA	32,785	723,420
Ferrovial SA	50,103	1,028,318
Gas Natural SDG SA	34,798	921,649
Grifols SA	29,692	893,904
Iberdrola SA	568,730	4,399,415
Industria de Diseno Textil SA	108,018	3,690,956
Mapfre SA	103,157	311,407
Red Electrica Corp. SA	43,086	877,508
Repsol SA	131,263	2,569,889
Siemens Gamesa Renewable Energy SA (x)	25,391	341,142
Telefonica SA	466,767	3,967,714

		42,771,128

Sweden (2.3%)
Alfa Laval AB	30,592	726,141
Assa Abloy AB, Class B	99,224	2,114,814
Atlas Copco AB, Class A	67,494	1,965,270
Atlas Copco AB, Class B	38,648	1,012,505
Boliden AB*	27,408	889,247
Electrolux AB	24,251	552,344
Epiroc AB, Class A*	67,494	708,266
Epiroc AB, Class B*	38,648	353,827
Essity AB, Class B	58,152	1,436,148
Hennes & Mauritz AB, Class B (x)	92,990	1,386,012
Hexagon AB, Class B	25,584	1,426,768
Husqvarna AB, Class B	38,179	362,406
ICA Gruppen AB (x)	7,951	243,854
Industrivarden AB, Class C	16,107	312,366
Investor AB, Class B	45,693	1,861,543
Kinnevik AB, Class B	23,332	799,463
L E Lundbergforetagen AB, Class B	5,756	176,856
Lundin Petroleum AB	18,798	599,614
Nordea Bank AB	295,644	2,847,926
Sandvik AB	112,730	2,001,180
Securitas AB, Class B (x)	32,600	536,676
Skandinaviska Enskilda Banken AB, Class A	160,945	1,530,251
Skanska AB, Class B	33,787	614,121
SKF AB, Class B	37,804	703,595
Svenska Handelsbanken AB, Class A	151,076	1,679,306
Swedbank AB, Class A	90,577	1,939,617
Swedish Match AB	18,513	917,098
Tele2 AB, Class B	35,605	418,590
Telefonaktiebolaget LM Ericsson, Class B	305,604	2,363,149
Telia Co. AB	266,006	1,216,469
Volvo AB, Class B	155,842	2,491,593

		36,187,015

Switzerland (7.7%)
ABB Ltd. (Registered)	180,902	3,965,851
Adecco Group AG (Registered)	16,223	962,601
Baloise Holding AG (Registered)	4,902	714,287
Barry Callebaut AG (Registered)	194	348,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Chocoladefabriken Lindt & Spruengli AG	110	$714,228
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	761,385
Cie Financiere Richemont SA (Registered)	51,223	4,351,084
Clariant AG (Registered)*	22,383	538,385
Coca-Cola HBC AG*	19,410	648,350
Credit Suisse Group AG (Registered)*	253,107	3,821,014
Dufry AG (Registered) (x)*	3,652	466,134
EMS-Chemie Holding AG (Registered)	826	530,899
Ferguson plc	24,197	1,963,940
Geberit AG (Registered)	3,710	1,595,566
Givaudan SA (Registered)	923	2,098,956
Glencore plc*	1,141,623	5,454,098
Julius Baer Group Ltd.*	22,245	1,309,137
Kuehne + Nagel International AG (Registered)	5,561	837,828
LafargeHolcim Ltd. (Registered)*	48,077	2,348,748
Lonza Group AG (Registered)*	7,471	1,987,891
Nestle SA (Registered)	307,172	23,852,900
Novartis AG (Registered)	220,261	16,743,662
Pargesa Holding SA	3,989	338,761
Partners Group Holding AG	1,745	1,281,922
Roche Holding AG	69,580	15,496,182
Schindler Holding AG	4,062	876,142
Schindler Holding AG (Registered)	1,836	387,112
SGS SA (Registered)	538	1,435,319
Sika AG (Registered)	12,960	1,798,146
Sonova Holding AG (Registered)	5,354	961,536
STMicroelectronics NV	65,533	1,462,478
Straumann Holding AG (Registered)	1,040	792,891
Swatch Group AG (The)	3,094	1,471,860
Swatch Group AG (The) (Registered)	5,606	485,989
Swiss Life Holding AG (Registered)*	3,396	1,183,096
Swiss Prime Site AG (Registered)*	7,064	650,190
Swiss Re AG	31,144	2,695,184
Swisscom AG (Registered)	2,609	1,167,635
Temenos Group AG (Registered)*	5,971	904,423
UBS Group AG (Registered)*	381,325	5,901,046
Vifor Pharma AG	4,542	727,646
Zurich Insurance Group AG*	14,854	4,411,352

		120,444,556

United Arab Emirates (0.0%)
NMC Health plc	10,308	487,295

United Kingdom (13.4%)
3i Group plc	95,672	1,137,126
Admiral Group plc	19,709	496,159
Ashtead Group plc	49,948	1,498,336
Associated British Foods plc	35,738	1,291,384
AstraZeneca plc	124,952	8,662,480
Auto Trader Group plc (m)	90,514	508,762
Aviva plc	388,384	2,583,352
Babcock International Group plc	22,931	247,492
BAE Systems plc	306,047	2,612,461
Barclays plc	1,689,596	4,214,406
Barratt Developments plc	90,946	618,614
Berkeley Group Holdings plc	12,880	643,389
BP plc	1,972,422	15,053,749
British American Tobacco plc	226,374	11,442,396
British Land Co. plc (The) (REIT)	94,192	835,611
BT Group plc	834,956	2,400,010
Bunzl plc	32,400	981,340
Burberry Group plc	44,113	1,257,512
Centrica plc	559,675	1,164,452
CNH Industrial NV	100,301	1,065,428
Coca-Cola European Partners plc	16,162	656,824
Coca-Cola European Partners plc	6,332	257,332
Compass Group plc	156,742	3,348,033
ConvaTec Group plc (m)	129,448	362,862
Croda International plc	12,548	795,222
DCC plc	8,950	814,421
Diageo plc	245,328	8,813,063
Direct Line Insurance Group plc	143,597	649,837
easyJet plc	12,414	274,094
Experian plc	93,029	2,301,418
Fiat Chrysler Automobiles NV*	105,693	2,016,078
G4S plc	155,235	548,441
GlaxoSmithKline plc	490,981	9,912,678
GVC Holdings plc	53,987	748,831
Hammerson plc (REIT)	82,324	567,790
Hargreaves Lansdown plc	27,628	718,849
HSBC Holdings plc	1,981,580	18,586,156
Imperial Brands plc	94,707	3,527,205
Informa plc	124,354	1,370,370
InterContinental Hotels Group plc	18,406	1,146,550
International Consolidated Airlines Group SA	66,713	586,020
Intertek Group plc	16,494	1,244,256
ITV plc	359,924	826,517
J Sainsbury plc	163,093	691,357
John Wood Group plc	70,101	580,814
Johnson Matthey plc	19,401	926,626
Kingfisher plc	217,751	853,509
Land Securities Group plc (REIT)	73,260	925,178
Legal & General Group plc	593,493	2,083,478
Lloyds Banking Group plc	7,105,493	5,912,497
London Stock Exchange Group plc	31,603	1,864,767
Marks & Spencer Group plc	158,714	618,125
Meggitt plc	80,012	520,904
Melrose Industries plc	479,000	1,344,605
Merlin Entertainments plc	67,918	346,618
Micro Focus International plc	43,658	762,569
Mondi plc	36,422	985,873
National Grid plc	331,744	3,670,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NatWest Markets plc*	474,276	$1,602,996
Next plc	13,719	1,095,392
Pearson plc	80,191	936,614
Persimmon plc	31,577	1,055,596
Prudential plc	255,267	5,843,333
Quilter plc (m)*	164,527	314,671
Reckitt Benckiser Group plc	65,891	5,425,412
RELX NV	92,609	1,975,338
RELX plc	106,791	2,286,710
Rolls-Royce Holdings plc*	166,771	2,174,989
Rolls-Royce plc (Preference) (q)(r)*	11,840,741	15,627
Royal Mail plc	94,192	628,262
RSA Insurance Group plc	99,570	892,783
Sage Group plc (The)	106,808	886,074
Schroders plc	12,059	502,591
Segro plc (REIT)	96,344	851,142
Severn Trent plc	23,354	610,110
Sky plc	101,482	1,957,400
Smith & Nephew plc	87,715	1,618,351
Smiths Group plc	39,092	876,026
SSE plc	99,837	1,785,346
St James’s Place plc	52,276	791,675
Standard Chartered plc	277,315	2,534,822
Standard Life Aberdeen plc	268,296	1,153,250
Taylor Wimpey plc	326,424	770,698
Tesco plc	960,208	3,252,991
Travis Perkins plc	25,990	487,922
Unilever NV (CVA)	152,652	8,518,489
Unilever plc	121,630	6,729,048
United Utilities Group plc	67,664	681,534
Vodafone Group plc	2,632,325	6,385,927
Weir Group plc (The)	23,367	616,772
Whitbread plc	17,611	920,155
Wm Morrison Supermarkets plc	224,803	747,643
WPP plc	127,435	2,006,415

		209,807,006

United States (0.4%)
Carnival plc	17,789	1,020,546
QIAGEN NV*	21,276	775,199
Shire plc	90,117	5,072,446

		6,868,191

Total Common Stocks (90.7%) (Cost $1,172,103,078)		1,420,717,660

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18*	1,421,185	—

Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/6/18*	24,710	25,451
Repsol SA, expiring 7/6/18*	131,263	74,514

		99,965

Total Rights (0.0%) (Cost $99,710)		99,965

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $2,000,353, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $510,000. (xx)	500,000	500,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $6,002,543, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $6,325,726. (xx)	6,000,000	6,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $204,001. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $408,000. (xx)	400,000	400,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $408,001. (xx)	$400,000	$400,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $600,110, collateralized by various Common Stocks; total market value $667,317. (xx)	600,000	600,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,617,165, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,649,332. (xx)	1,616,883	1,616,883
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,700,295, collateralized by various Common Stocks; total market value $1,891,915. (xx)	1,700,000	1,700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,600,277, collateralized by various Common Stocks; total market value $1,780,626. (xx)	1,600,000	1,600,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $2,000,821, collateralized by various Common Stocks; total market value $2,225,782. (xx)	2,000,000	2,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $4,001,501, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		21,016,883

Total Short-Term Investments (1.3%) (Cost $21,016,883)		21,016,883

Total Investments in Securities (92.0%) (Cost $1,193,219,671)		1,441,834,508
Other Assets Less Liabilities (8.0%)		124,885,836

Net Assets (100%)		$1,566,720,344

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $10,667,884 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $21,330,868. This was secured by cash collateral of $21,016,883 which was subsequently invested in joint repurchase agreements with a total value of $21,016,883, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,407,556 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/12/18 - 2/15/48.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$281,793,279	18.0%
Industrials	203,642,325	13.0
Consumer Discretionary	175,941,132	11.2
Consumer Staples	160,737,442	10.3
Health Care	151,167,048	9.6
Materials	116,108,079	7.4
Information Technology	96,496,879	6.2
Energy	86,199,931	5.5
Telecommunication Services	51,509,566	3.3
Real Estate	50,081,436	3.2
Utilities	47,140,508	3.0
Repurchase Agreements	21,016,883	1.3
Cash and Other	124,885,836	8.0

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	191,320	5,869,297	5,000	(203,301)	30,973	(1,006,724)	4,695,245	246,364	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,416	9/2018	EUR	56,073,739	(1,243,008)
FTSE 100 Index	349	9/2018	GBP	35,011,957	(223,515)
MSCI EAFE E-Mini Index	31	9/2018	USD	3,030,870	(100,998)
SPI 200 Index	122	9/2018	AUD	13,876,973	158,958
TOPIX Index	221	9/2018	JPY	34,542,790	(866,528)

					(2,275,091)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,756,218	USD	1,342,878	HSBC Bank plc	9/21/2018	(42,870)
EUR	4,023,569	USD	4,795,209	HSBC Bank plc	9/21/2018	(67,455)
GBP	2,401,762	USD	3,238,199	HSBC Bank plc	9/21/2018	(56,942)
JPY	316,548,427	USD	2,898,195	HSBC Bank plc	9/21/2018	(22,693)

Net unrealized depreciation						(189,960)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 12,169,497, CHF 49,932, DKK 33,307, EUR 49,653,090, GBP 31,438,953, HKD 105,943, ILS 82,184, JPY 31,607,956, NOK 50,379, NZD 19,509, SEK 25,784, and SGD 153,655.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$684,068	$175,257,064	$—		$175,941,132
Consumer Staples	914,156	159,823,286	—		160,737,442
Energy	—	86,125,417	—		86,125,417
Financials	—	281,793,279	—	(a)	281,793,279
Health Care	2,325,989	148,841,059	—		151,167,048
Industrials	3,080,789	200,520,458	15,627		203,616,874
Information Technology	4,996,308	91,500,571	—		96,496,879
Materials	—	116,108,079	—		116,108,079
Real Estate	871,920	49,209,516	—		50,081,436
Telecommunication Services	—	51,509,566	—		51,509,566
Utilities	—	47,140,508	—		47,140,508
Futures	158,958	—	—		158,958
Rights
Energy	—	74,514	—		74,514
Financials	—	— (a)	—		— (a)
Industrials	—	25,451	—		25,451
Short-Term Investments
Repurchase Agreements	—	21,016,883	—		21,016,883

Total Assets	$13,032,188	$1,428,945,651	$15,627		$1,441,993,466

Liabilities:
Forward Currency Contracts	$—	$(189,960)	$—		$(189,960)
Futures	(2,434,049)	—	—		(2,434,049)

Total Liabilities	$(2,434,049)	$(189,960)	$—		$(2,624,009)

Total	$10,598,139	$1,428,755,691	$15,627		$1,439,369,457

(a) Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$158,958	*

Total		$158,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(189,960)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,434,049)*

Total		$(2,624,009)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(9,662)	$(9,662)
Equity contracts	3,132,084	—	3,132,084

Total	$3,132,084	$(9,662)	$3,122,422

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(381,634)	$(381,634)
Equity contracts	(2,958,751)	—	(2,958,751)

Total	$(2,958,751)	$(381,634)	$(3,340,385)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $16,966,000 and futures contracts with an average notional balance of approximately $156,240,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$189,960	$—	$—	$189,960

Total	$189,960	$—	$—	$189,960

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 46%)*	$25,209,530
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$73,542,805

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,193,011
Aggregate gross unrealized depreciation	(166,388,037)

Net unrealized appreciation	$234,804,974

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,204,564,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $4,798,992)	$4,695,245
Unaffiliated Issuers (Cost $1,167,403,796)	1,416,122,380
Repurchase Agreements (Cost $21,016,883)	21,016,883
Cash	7,386,634
Foreign cash (Cost $127,148,830)	125,390,189
Cash held as collateral at broker	7,460,950
Dividends, interest and other receivables	6,351,096
Receivable for securities sold	1,729,480
Due from broker for futures variation margin	966,643
Securities lending income receivable	53,480
Receivable from Separate Accounts for Portfolio shares sold	12,286
Other assets	42,613

Total assets	1,591,227,879

LIABILITIES
Payable for return of collateral on securities loaned	21,016,883
Payable for securities purchased	1,445,261
Payable to Separate Accounts for Portfolio shares redeemed	884,861
Investment management fees payable	590,651
Unrealized depreciation on forward foreign currency contracts	189,960
Administrative fees payable	159,635
Accrued expenses	220,284

Total liabilities	24,507,535

NET ASSETS	$1,566,720,344

Net assets were comprised of:
Paid in capital	$1,302,462,978
Accumulated undistributed net investment income (loss)	17,181,131
Accumulated undistributed net realized gain (loss)	2,725,780
Net unrealized appreciation (depreciation)	244,350,455

Net assets	$1,566,720,344

Class K
Net asset value, offering and redemption price per share, $1,566,720,344 / 145,313,983 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.78

(x)	Includes value of securities on loan of $21,330,868.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($246,364 of dividend income received from affiliates) (net of $3,073,671 foreign withholding tax)	$30,427,059
Interest	141,397
Securities lending (net)	360,589

Total income	30,929,045

EXPENSES
Investment management fees	3,701,677
Administrative fees	994,590
Custodian fees	369,262
Printing and mailing expenses	61,625
Professional fees	48,807
Trustees’ fees	18,314
Miscellaneous	74,027

Total expenses	5,268,302

NET INVESTMENT INCOME (LOSS)	25,660,743

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($30,973 of realized gain (loss) from affiliates)	7,841,319
Futures contracts	3,132,084
Forward foreign currency contracts	(9,662)
Foreign currency transactions	444,503

Net realized gain (loss)	11,408,244

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,006,724) of change in unrealized appreciation (depreciation) from affiliates)	(73,389,631)
Futures contracts	(2,958,751)
Forward foreign currency contracts	(381,634)
Foreign currency translations	(2,630,728)

Net change in unrealized appreciation (depreciation)	(79,360,744)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(67,952,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,291,757)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,660,743	$34,714,719
Net realized gain (loss)	11,408,244	37,048,507
Net change in unrealized appreciation (depreciation)	(79,360,744)	292,154,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,291,757)	363,917,580

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(38,210,404)
Distributions from net realized capital gains
Class K	—	(1,505,532)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(39,715,936)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 1,138,565 and 551,221 shares, respectively ]	12,404,932	5,452,489
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,637,843 shares, respectively ]	—	39,715,936
Capital shares repurchased [ (9,179,528) and (22,495,247) shares, respectively ]	(102,449,549)	(233,963,889)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(90,044,617)	(188,795,464)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,336,374)	135,406,180
NET ASSETS:
Beginning of period	1,699,056,718	1,563,650,538

End of period (a)	$1,566,720,344	$1,699,056,718

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,181,131	$(8,479,612)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.08	$9.11	$9.21	$9.60	$10.71	$9.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.21	0.22	0.16	0.19	0.12
Net realized and unrealized gain (loss)	(0.47)	2.02	(0.24)	(0.34)	(0.85)	1.90

Total from investment operations	(0.30)	2.23	(0.02)	(0.18)	(0.66)	2.02

Less distributions:
Dividends from net investment income	—	(0.25)	(0.08)	(0.03)	(0.14)	(0.30)
Distributions from net realized gains	—	(0.01)	—	(0.18)	(0.31)	(0.55)

Total dividends and distributions	—	(0.26)	(0.08)	(0.21)	(0.45)	(0.85)

Net asset value, end of period	$10.78	$11.08	$9.11	$9.21	$9.60	$10.71

Total return (b)	(2.71)%	24.56%	(0.25)%	(1.80)%	(6.26)%	21.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,566,720	$1,699,057	$1,563,651	$1,798,451	$1,998,964	$2,340,542
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%	0.64%	0.62%	0.62%	0.64%	0.65%
Before waivers and reimbursements (a)(f)	0.64%	0.64%	0.63%	0.62%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.12%	2.08%	2.41%	1.66%	1.78%	1.15%
Before waivers and reimbursements (a)(f)	3.12%	2.08%	2.40%	1.66%	1.78%	1.15%
Portfolio turnover rate (z)^	2%	3%	4%	8%	5%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	23.6%
Health Care	12.8
Financials	12.6
Consumer Discretionary	11.7
Industrials	8.7
Consumer Staples	6.2
Energy	5.8
Investment Company	3.4
Utilities	2.7
Real Estate	2.6
Materials	2.4
Telecommunication Services	1.8
Repurchase Agreements	0.2
Cash and Other	5.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class K
Actual	$1,000.00	$1,017.35	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.90

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.58%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.2%)
Aptiv plc	35,409	$3,244,527
BorgWarner, Inc.	26,307	1,135,410
Goodyear Tire & Rubber Co. (The)	34,028	792,512

		5,172,449

Automobiles (0.4%)
Ford Motor Co.	530,798	5,875,934
General Motors Co.	171,577	6,760,134
Harley-Davidson, Inc.	22,767	958,035

		13,594,103

Distributors (0.1%)
Genuine Parts Co.	19,872	1,824,051
LKQ Corp.*	43,022	1,372,402

		3,196,453

Diversified Consumer Services (0.0%)
H&R Block, Inc.	29,148	663,991

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	54,383	3,116,690
Chipotle Mexican Grill, Inc.*	3,279	1,414,462
Darden Restaurants, Inc.	16,559	1,772,807
Hilton Worldwide Holdings, Inc.	37,659	2,981,086
Marriott International, Inc., Class A	39,901	5,051,467
McDonald’s Corp.	105,914	16,595,664
MGM Resorts International	67,459	1,958,335
Norwegian Cruise Line Holdings Ltd.*	28,063	1,325,977
Royal Caribbean Cruises Ltd.	23,029	2,385,804
Starbucks Corp.	186,006	9,086,393
Wynn Resorts Ltd.	11,464	1,918,386
Yum! Brands, Inc.	43,577	3,408,593

		51,015,664

Household Durables (0.3%)
DR Horton, Inc.	46,026	1,887,066
Garmin Ltd. (x)	15,163	924,943
Leggett & Platt, Inc.	17,599	785,619
Lennar Corp., Class A	37,061	1,945,703
Mohawk Industries, Inc.*	8,797	1,884,933
Newell Brands, Inc.	65,339	1,685,093
PulteGroup, Inc.	36,587	1,051,876
Whirlpool Corp.	8,643	1,263,866

		11,429,099

Internet & Direct Marketing Retail (3.8%)
Amazon.com, Inc.*	54,383	92,440,224
Booking Holdings, Inc.*	6,537	13,251,087
Expedia Group, Inc.	16,122	1,937,703
Netflix, Inc.*	58,611	22,942,104
TripAdvisor, Inc.*	14,689	818,324

		131,389,442

Leisure Products (0.1%)
Hasbro, Inc.	15,616	1,441,513
Mattel, Inc. (x)	48,722	800,015

		2,241,528

Media (2.0%)
CBS Corp. (Non-Voting), Class B	45,836	2,576,900
Charter Communications, Inc., Class A*	24,966	7,320,281
Comcast Corp., Class A	619,042	20,310,768
Discovery, Inc., Class A (x)*	20,417	561,468
Discovery, Inc., Class C*	46,589	1,188,019
DISH Network Corp., Class A*	31,423	1,056,127
Interpublic Group of Cos., Inc. (The)	51,369	1,204,089
News Corp., Class A	53,275	825,762
News Corp., Class B	15,402	244,122
Omnicom Group, Inc.	30,799	2,349,040
Twenty-First Century Fox, Inc., Class A	142,050	7,058,465
Twenty-First Century Fox, Inc., Class B	59,193	2,916,439
Viacom, Inc., Class B	47,123	1,421,230
Walt Disney Co. (The)	200,416	21,005,600

		70,038,310

Multiline Retail (0.5%)
Dollar General Corp.	34,404	3,392,234
Dollar Tree, Inc.*	32,378	2,752,130
Kohl’s Corp.	23,121	1,685,521
Macy’s, Inc.	41,686	1,560,307
Nordstrom, Inc.	16,243	841,063
Target Corp.	71,832	5,467,852

		15,699,107

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	10,144	1,376,541
AutoZone, Inc.*	3,657	2,453,591
Best Buy Co., Inc.	32,692	2,438,169
CarMax, Inc.*	23,736	1,729,642
Foot Locker, Inc.	15,560	819,234
Gap, Inc. (The)	29,109	942,841
Home Depot, Inc. (The)	155,598	30,357,170
L Brands, Inc.	32,861	1,211,914
Lowe’s Cos., Inc.	110,569	10,567,079
O’Reilly Automotive, Inc.*	10,931	2,990,394
Ross Stores, Inc.	51,155	4,335,386
Tiffany & Co.	13,496	1,776,074
TJX Cos., Inc. (The)	84,736	8,065,172
Tractor Supply Co.	16,382	1,253,059
Ulta Beauty, Inc.*	7,558	1,764,491

		72,080,757

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc. (x)	49,527	1,090,585
Michael Kors Holdings Ltd.*	19,771	1,316,750
NIKE, Inc., Class B	172,927	13,778,822
PVH Corp.	10,356	1,550,500
Ralph Lauren Corp.	7,576	952,455
Tapestry, Inc.	38,332	1,790,488
Under Armour, Inc., Class A (x)*	24,428	549,141
Under Armour, Inc., Class C (x)*	24,312	512,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	43,709	$3,563,158

		25,104,396

Total Consumer Discretionary		401,625,299

Consumer Staples (6.2%)
Beverages (1.5%)
Brown-Forman Corp., Class B	34,828	1,706,920
Coca-Cola Co. (The)	516,109	22,636,541
Constellation Brands, Inc., Class A	22,713	4,971,194
Molson Coors Brewing Co., Class B	25,621	1,743,253
Monster Beverage Corp.*	54,838	3,142,217
PepsiCo, Inc.	191,055	20,800,158

		55,000,283

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	59,063	12,342,986
Kroger Co. (The)	109,547	3,116,612
Sysco Corp.	64,367	4,395,622
Walgreens Boots Alliance, Inc.	115,561	6,935,393
Walmart, Inc.	195,059	16,706,804

		43,497,417

Food Products (1.0%)
Archer-Daniels-Midland Co.	75,060	3,440,000
Campbell Soup Co. (x)	24,694	1,001,095
Conagra Brands, Inc.	53,053	1,895,584
General Mills, Inc.	79,965	3,539,251
Hershey Co. (The)	18,383	1,710,722
Hormel Foods Corp. (x)	36,817	1,369,961
JM Smucker Co. (The)	15,159	1,629,289
Kellogg Co.	33,469	2,338,479
Kraft Heinz Co. (The)	80,900	5,082,138
McCormick & Co., Inc. (Non-Voting)	16,720	1,941,025
Mondelez International, Inc., Class A	199,305	8,171,504
Tyson Foods, Inc., Class A	40,299	2,774,586

		34,893,634

Household Products (1.3%)
Church & Dwight Co., Inc.	33,348	1,772,780
Clorox Co. (The)	17,687	2,392,167
Colgate-Palmolive Co.	117,430	7,610,638
Kimberly-Clark Corp.	46,896	4,940,025
Procter & Gamble Co. (The)	339,473	26,499,262

		43,214,872

Personal Products (0.2%)
Coty, Inc., Class A	65,029	916,909
Estee Lauder Cos., Inc. (The), Class A	30,071	4,290,831

		5,207,740

Tobacco (0.9%)
Altria Group, Inc.	255,168	14,490,991
Philip Morris International, Inc.	209,726	16,933,277

		31,424,268

Total Consumer Staples		213,238,214

Energy (5.8%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	56,311	1,859,952
Halliburton Co.	118,981	5,361,284
Helmerich & Payne, Inc.	15,259	972,914
National Oilwell Varco, Inc.	51,374	2,229,632
Schlumberger Ltd.	187,321	12,556,126
TechnipFMC plc	58,344	1,851,839

		24,831,747

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	69,202	5,069,047
Andeavor	18,540	2,432,077
Apache Corp.	52,180	2,439,415
Cabot Oil & Gas Corp.	59,003	1,404,271
Chevron Corp.#	257,841	32,598,837
Cimarex Energy Co.	12,751	1,297,287
Concho Resources, Inc.*	20,019	2,769,629
ConocoPhillips	157,689	10,978,308
Devon Energy Corp.	70,900	3,116,764
EOG Resources, Inc.	78,278	9,740,132
EQT Corp.	34,645	1,911,711
Exxon Mobil Corp.	571,095	47,246,688
Hess Corp.	34,524	2,309,310
HollyFrontier Corp.	23,811	1,629,387
Kinder Morgan, Inc.	257,044	4,541,967
Marathon Oil Corp.	114,131	2,380,773
Marathon Petroleum Corp.	62,263	4,368,372
Newfield Exploration Co.*	27,215	823,254
Noble Energy, Inc.	65,425	2,308,194
Occidental Petroleum Corp.	103,557	8,665,650
ONEOK, Inc.	56,026	3,912,296
Phillips 66	56,415	6,335,969
Pioneer Natural Resources Co.	23,023	4,356,873
Valero Energy Corp.	58,255	6,456,402
Williams Cos., Inc. (The)	112,122	3,039,627

		172,132,240

Total Energy		196,963,987

Financials (12.6%)
Banks (5.6%)
Bank of America Corp.	1,271,534	35,844,543
BB&T Corp.	105,731	5,333,072
Citigroup, Inc.	343,764	23,004,687
Citizens Financial Group, Inc.	66,355	2,581,210
Comerica, Inc.	23,026	2,093,524
Fifth Third Bancorp	92,525	2,655,468
Huntington Bancshares, Inc.	149,403	2,205,188
JPMorgan Chase & Co.	459,101	47,838,323
KeyCorp	141,064	2,756,391
M&T Bank Corp.	19,519	3,321,158
People’s United Financial, Inc.	44,551	805,928
PNC Financial Services Group, Inc. (The)‡	63,340	8,557,234
Regions Financial Corp.	150,423	2,674,521
SunTrust Banks, Inc.	62,355	4,116,677
SVB Financial Group*	7,016	2,025,940
US Bancorp	210,180	10,513,204
Wells Fargo & Co.	591,821	32,810,556
Zions Bancorp	26,276	1,384,482

		190,522,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.	7,377	$1,096,739
Ameriprise Financial, Inc.	19,538	2,732,975
Bank of New York Mellon Corp. (The)	136,858	7,380,752
BlackRock, Inc.‡	16,661	8,314,505
Cboe Global Markets, Inc.	14,971	1,558,032
Charles Schwab Corp. (The)	162,356	8,296,392
CME Group, Inc.	45,820	7,510,814
E*TRADE Financial Corp.*	35,491	2,170,630
Franklin Resources, Inc.	43,475	1,393,374
Goldman Sachs Group, Inc. (The)	47,402	10,455,460
Intercontinental Exchange, Inc.	78,052	5,740,725
Invesco Ltd.	55,331	1,469,591
Jefferies Financial Services, Inc.	40,541	921,902
Moody’s Corp.	22,587	3,852,439
Morgan Stanley	183,473	8,696,620
MSCI, Inc.	11,815	1,954,555
Nasdaq, Inc.	15,649	1,428,284
Northern Trust Corp.	28,390	2,921,047
Raymond James Financial, Inc.	17,374	1,552,367
S&P Global, Inc.	33,685	6,868,035
State Street Corp.	49,293	4,588,685
T. Rowe Price Group, Inc.	32,388	3,759,923

		94,663,846

Consumer Finance (0.6%)
American Express Co.	95,883	9,396,534
Capital One Financial Corp.	66,007	6,066,043
Discover Financial Services	46,421	3,268,503
Synchrony Financial	95,460	3,186,455

		21,917,535

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	259,502	48,436,048

Insurance (2.2%)
Aflac, Inc.	104,568	4,498,515
Allstate Corp. (The)	47,529	4,337,972
American International Group, Inc.	120,599	6,394,160
Aon plc	33,120	4,543,070
Arthur J Gallagher & Co.	25,098	1,638,397
Assurant, Inc.	6,680	691,313
Brighthouse Financial, Inc.*	13,916	557,614
Chubb Ltd.	62,924	7,992,607
Cincinnati Financial Corp.	20,019	1,338,470
Everest Re Group Ltd.	5,569	1,283,543
Hartford Financial Services Group, Inc. (The)	48,209	2,464,926
Lincoln National Corp.	29,710	1,849,448
Loews Corp.	35,389	1,708,581
Marsh & McLennan Cos., Inc.	68,209	5,591,092
MetLife, Inc.	137,008	5,973,549
Principal Financial Group, Inc.	35,787	1,894,922
Progressive Corp. (The)	78,181	4,624,406
Prudential Financial, Inc.	56,474	5,280,884
Torchmark Corp.	14,020	1,141,368
Travelers Cos., Inc. (The)	36,495	4,464,798
Unum Group	29,990	1,109,330
Willis Towers Watson plc	17,884	2,711,214
XL Group Ltd.	34,759	1,944,766

		74,034,945

Total Financials		429,574,480

Health Care (12.8%)
Biotechnology (2.3%)
AbbVie, Inc.	204,469	18,944,053
Alexion Pharmaceuticals, Inc.*	30,139	3,741,757
Amgen, Inc.	89,821	16,580,058
Biogen, Inc.*	28,503	8,272,711
Celgene Corp.*	95,289	7,567,852
Gilead Sciences, Inc.	175,069	12,401,888
Incyte Corp.*	24,321	1,629,507
Regeneron Pharmaceuticals, Inc.*	10,515	3,627,570
Vertex Pharmaceuticals, Inc.*	34,655	5,889,964

		78,655,360

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	236,381	14,416,877
ABIOMED, Inc.*	5,676	2,321,768
Align Technology, Inc.*	9,760	3,339,286
Baxter International, Inc.	65,871	4,863,915
Becton Dickinson and Co.	36,082	8,643,804
Boston Scientific Corp.*	187,061	6,116,895
Cooper Cos., Inc. (The)	6,603	1,554,676
Danaher Corp.	83,252	8,215,307
Dentsply Sirona, Inc.	31,028	1,358,096
Edwards Lifesciences Corp.*	28,770	4,188,049
Hologic, Inc.*	37,133	1,476,037
IDEXX Laboratories, Inc.*	11,853	2,583,243
Intuitive Surgical, Inc.*	15,309	7,325,050
Medtronic plc	182,824	15,651,563
ResMed, Inc.	19,118	1,980,242
Stryker Corp.	43,326	7,316,028
Varian Medical Systems, Inc.*	12,308	1,399,666
Zimmer Biomet Holdings, Inc.	27,536	3,068,612

		95,819,114

Health Care Providers & Services (2.9%)
Aetna, Inc.	43,964	8,067,394
AmerisourceBergen Corp.	22,416	1,911,412
Anthem, Inc.	34,370	8,181,091
Cardinal Health, Inc.	41,348	2,019,023
Centene Corp.*	27,710	3,414,149
Cigna Corp.	33,078	5,621,606
CVS Health Corp.	137,478	8,846,709
DaVita, Inc.*	18,966	1,316,999
Envision Healthcare Corp.*	16,369	720,400
Express Scripts Holding Co.*	75,979	5,866,339
HCA Healthcare, Inc.	37,529	3,850,475
Henry Schein, Inc.*	20,786	1,509,895
Humana, Inc.	18,525	5,513,596
Laboratory Corp. of America Holdings*	14,000	2,513,420
McKesson Corp.	27,122	3,618,075
Quest Diagnostics, Inc.	18,114	1,991,453
UnitedHealth Group, Inc.	129,686	31,817,164
Universal Health Services, Inc., Class B	11,780	1,312,763

		98,091,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Cerner Corp.*	42,587	$2,546,277

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	42,415	2,622,944
Illumina, Inc.*	19,920	5,563,457
IQVIA Holdings, Inc.*	21,809	2,176,974
Mettler-Toledo International, Inc.*	3,524	2,039,092
PerkinElmer, Inc.	14,367	1,052,095
Thermo Fisher Scientific, Inc.	54,418	11,272,145
Waters Corp.*	10,378	2,009,077

		26,735,784

Pharmaceuticals (3.9%)
Allergan plc	45,717	7,621,938
Bristol-Myers Squibb Co.	220,964	12,228,148
Eli Lilly & Co.	128,507	10,965,502
Johnson & Johnson	361,614	43,878,244
Merck & Co., Inc.	363,449	22,061,354
Mylan NV*	70,267	2,539,449
Nektar Therapeutics*	21,289	1,039,542
Perrigo Co. plc	17,229	1,256,166
Pfizer, Inc.	788,841	28,619,151
Zoetis, Inc.	64,717	5,513,241

		135,722,735

Total Health Care		437,571,233

Industrials (8.7%)
Aerospace & Defense (2.3%)
Arconic, Inc.	57,476	977,667
Boeing Co. (The)	73,956	24,812,977
General Dynamics Corp.	37,412	6,973,971
Harris Corp.	16,020	2,315,531
Huntington Ingalls Industries, Inc.	6,135	1,330,007
L3 Technologies, Inc.	10,692	2,056,285
Lockheed Martin Corp.	33,681	9,950,378
Northrop Grumman Corp.	23,615	7,266,336
Raytheon Co.	38,782	7,491,907
Rockwell Collins, Inc.	22,097	2,976,024
Textron, Inc.	34,173	2,252,342
TransDigm Group, Inc.	6,598	2,277,234
United Technologies Corp.	100,454	12,559,764

		83,240,423

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	18,777	1,570,884
Expeditors International of Washington, Inc.	23,196	1,695,628
FedEx Corp.	33,140	7,524,768
United Parcel Service, Inc., Class B	93,169	9,897,343

		20,688,623

Airlines (0.4%)
Alaska Air Group, Inc.	17,229	1,040,459
American Airlines Group, Inc.	56,054	2,127,810
Delta Air Lines, Inc.	86,190	4,269,853
Southwest Airlines Co.	71,221	3,623,724
United Continental Holdings, Inc.*	31,519	2,197,820

		13,259,666

Building Products (0.3%)
Allegion plc	13,228	1,023,318
AO Smith Corp.	19,128	1,131,421
Fortune Brands Home & Security, Inc.	19,063	1,023,492
Johnson Controls International plc	124,211	4,154,858
Masco Corp.	40,849	1,528,570

		8,861,659

Commercial Services & Supplies (0.3%)
Cintas Corp.	11,683	2,162,173
Copart, Inc.*	27,343	1,546,520
Republic Services, Inc.	30,044	2,053,808
Stericycle, Inc.*	11,325	739,409
Waste Management, Inc.	53,516	4,352,991

		10,854,901

Construction & Engineering (0.1%)
Fluor Corp.	18,993	926,479
Jacobs Engineering Group, Inc.	16,185	1,027,585
Quanta Services, Inc.*	19,715	658,481

		2,612,545

Electrical Equipment (0.5%)
AMETEK, Inc.	31,672	2,285,452
Eaton Corp. plc	58,951	4,405,998
Emerson Electric Co.	85,165	5,888,307
Rockwell Automation, Inc.	16,947	2,817,100

		15,396,857

Industrial Conglomerates (1.4%)
3M Co.	80,110	15,759,239
General Electric Co.#	1,172,188	15,953,479
Honeywell International, Inc.	100,716	14,508,140
Roper Technologies, Inc.	14,012	3,866,051

		50,086,909

Machinery (1.4%)
Caterpillar, Inc.	80,473	10,917,772
Cummins, Inc.	20,790	2,765,070
Deere & Co.	43,575	6,091,785
Dover Corp.	21,398	1,566,334
Flowserve Corp.	17,514	707,566
Fortive Corp.	41,781	3,221,733
Illinois Tool Works, Inc.	40,911	5,667,810
Ingersoll-Rand plc	33,099	2,969,973
PACCAR, Inc.	47,872	2,966,149
Parker-Hannifin Corp.	18,152	2,828,989
Pentair plc	20,922	880,398
Snap-on, Inc.	7,527	1,209,739
Stanley Black & Decker, Inc.	20,973	2,785,424
Xylem, Inc.	24,322	1,638,816

		46,217,558

Professional Services (0.3%)
Equifax, Inc.	16,260	2,034,289
IHS Markit Ltd.*	48,266	2,490,043

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings plc	45,602	$1,410,470
Robert Half International, Inc.	17,161	1,117,181
Verisk Analytics, Inc.*	21,019	2,262,485

		9,314,468

Road & Rail (0.9%)
CSX Corp.	117,797	7,513,093
JB Hunt Transport Services, Inc.	11,811	1,435,627
Kansas City Southern	13,855	1,468,076
Norfolk Southern Corp.	38,175	5,759,462
Union Pacific Corp.	104,564	14,814,627

		30,990,885

Trading Companies & Distributors (0.2%)
Fastenal Co.	39,034	1,878,706
United Rentals, Inc.*	11,288	1,666,335
WW Grainger, Inc.	6,828	2,105,755

		5,650,796

Total Industrials		297,175,290

Information Technology (23.6%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	634,122	27,286,270
F5 Networks, Inc.*	8,176	1,409,951
Juniper Networks, Inc.	47,103	1,291,564
Motorola Solutions, Inc.	22,284	2,593,189

		32,580,974

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	40,547	3,533,671
Corning, Inc.	111,925	3,079,057
FLIR Systems, Inc.	19,256	1,000,734
IPG Photonics Corp.*	5,182	1,143,305
TE Connectivity Ltd.	47,177	4,248,760

		13,005,527

Internet Software & Services (4.9%)
Akamai Technologies, Inc.*	23,409	1,714,241
Alphabet, Inc., Class A*	40,288	45,492,807
Alphabet, Inc., Class C*	41,003	45,744,996
eBay, Inc.*	124,307	4,507,372
Facebook, Inc., Class A*	323,442	62,851,249
Twitter, Inc.*	88,871	3,880,997
VeriSign, Inc.*	12,997	1,786,048

		165,977,710

IT Services (4.1%)
Accenture plc, Class A	86,682	14,180,308
Alliance Data Systems Corp.	6,379	1,487,583
Automatic Data Processing, Inc.	59,528	7,985,086
Broadridge Financial Solutions, Inc.	15,866	1,826,177
Cognizant Technology Solutions Corp., Class A	78,951	6,236,339
DXC Technology Co.	38,237	3,082,285
Fidelity National Information Services, Inc.	44,386	4,706,248
Fiserv, Inc.*	55,324	4,098,955
FleetCor Technologies, Inc.*	12,153	2,560,029
Gartner, Inc.*	11,998	1,594,534
Global Payments, Inc.	21,780	2,428,252
International Business Machines Corp.#	115,064	16,074,441
Mastercard, Inc., Class A	123,643	24,298,322
Paychex, Inc.	43,157	2,949,781
PayPal Holdings, Inc.*	150,441	12,527,222
Total System Services, Inc.	22,722	1,920,463
Visa, Inc., Class A	240,994	31,919,656
Western Union Co. (The)	61,393	1,248,120

		141,123,801

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc. (x)*	111,877	1,677,036
Analog Devices, Inc.	50,235	4,818,541
Applied Materials, Inc.	135,870	6,275,835
Broadcom, Inc.	54,596	13,247,173
Intel Corp.	628,467	31,241,095
KLA-Tencor Corp.	20,911	2,144,005
Lam Research Corp.	22,234	3,843,147
Microchip Technology, Inc. (x)	31,791	2,891,391
Micron Technology, Inc.*	156,646	8,214,516
NVIDIA Corp.	81,852	19,390,739
Qorvo, Inc.*	17,241	1,382,211
QUALCOMM, Inc.	200,114	11,230,398
Skyworks Solutions, Inc.	24,107	2,329,942
Texas Instruments, Inc.	132,004	14,553,441
Xilinx, Inc.	34,438	2,247,424

		125,486,894

Software (5.4%)
Activision Blizzard, Inc.	102,900	7,853,328
Adobe Systems, Inc.*	66,406	16,190,447
ANSYS, Inc.*	11,238	1,957,435
Autodesk, Inc.*	29,524	3,870,301
CA, Inc.	41,949	1,495,482
Cadence Design Systems, Inc.*	37,060	1,605,069
Citrix Systems, Inc.*	17,164	1,799,474
Electronic Arts, Inc.*	41,723	5,883,777
Intuit, Inc.	33,052	6,752,689
Microsoft Corp.	1,036,777	102,236,580
Oracle Corp.	401,802	17,703,396
Red Hat, Inc.*	24,039	3,230,120
salesforce.com, Inc.*	95,084	12,969,458
Symantec Corp.	84,516	1,745,255
Synopsys, Inc.*	20,534	1,757,094
Take-Two Interactive Software, Inc.*	15,103	1,787,591

		188,837,496

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.#	663,246	122,773,467
Hewlett Packard Enterprise Co.	204,582	2,988,943
HP, Inc.	220,680	5,007,229
NetApp, Inc.	36,583	2,872,863
Seagate Technology plc	39,195	2,213,342
Western Digital Corp.	40,881	3,164,598
Xerox Corp.	28,632	687,168

		139,707,610

Total Information Technology		806,720,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	29,800	$4,640,754
Albemarle Corp.	14,977	1,412,780
CF Industries Holdings, Inc.	31,105	1,381,062
DowDuPont, Inc.	312,863	20,623,928
Eastman Chemical Co.	19,098	1,909,036
Ecolab, Inc.	35,022	4,914,637
FMC Corp.	18,314	1,633,792
International Flavors & Fragrances, Inc.	10,486	1,299,845
LyondellBasell Industries NV, Class A	43,421	4,769,797
Mosaic Co. (The)	47,660	1,336,863
PPG Industries, Inc.	33,264	3,450,475
Praxair, Inc.	38,695	6,119,614
Sherwin-Williams Co. (The)	11,084	4,517,506

		58,010,089

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8,556	1,910,811
Vulcan Materials Co.	18,069	2,331,986

		4,242,797

Containers & Packaging (0.3%)
Avery Dennison Corp.	11,457	1,169,760
Ball Corp.	46,849	1,665,482
International Paper Co.	56,136	2,923,562
Packaging Corp. of America	12,591	1,407,548
Sealed Air Corp.	21,070	894,422
WestRock Co.	34,459	1,964,852

		10,025,626

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	183,284	3,163,482
Newmont Mining Corp.	72,282	2,725,754
Nucor Corp.	43,009	2,688,063

		8,577,299

Total Materials		80,855,811

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	13,934	1,758,053
American Tower Corp. (REIT)	59,822	8,624,537
Apartment Investment & Management Co. (REIT), Class A	21,349	903,063
AvalonBay Communities, Inc. (REIT)	18,735	3,220,359
Boston Properties, Inc. (REIT)	20,693	2,595,316
Crown Castle International Corp. (REIT)	56,321	6,072,530
Digital Realty Trust, Inc. (REIT)	27,907	3,113,863
Duke Realty Corp. (REIT)	49,418	1,434,605
Equinix, Inc. (REIT)	10,871	4,673,334
Equity Residential (REIT)	49,841	3,174,373
Essex Property Trust, Inc. (REIT)	9,033	2,159,519
Extra Space Storage, Inc. (REIT)	17,372	1,733,899
Federal Realty Investment Trust (REIT)	9,920	1,255,376
GGP, Inc. (REIT)	86,960	1,776,593
HCP, Inc. (REIT)	63,118	1,629,707
Host Hotels & Resorts, Inc. (REIT)	101,059	2,129,313
Iron Mountain, Inc. (REIT)	36,603	1,281,471
Kimco Realty Corp. (REIT)	55,047	935,249
Macerich Co. (The) (REIT)	14,484	823,126
Mid-America Apartment Communities, Inc. (REIT)	15,132	1,523,338
Prologis, Inc. (REIT)	72,382	4,754,774
Public Storage (REIT)	20,360	4,618,870
Realty Income Corp. (REIT)	38,980	2,096,734
Regency Centers Corp. (REIT)	19,132	1,187,715
SBA Communications Corp. (REIT)*	15,655	2,584,954
Simon Property Group, Inc. (REIT)	41,699	7,096,752
SL Green Realty Corp. (REIT)	11,941	1,200,429
UDR, Inc. (REIT)	35,023	1,314,763
Ventas, Inc. (REIT)	47,198	2,687,926
Vornado Realty Trust (REIT)	23,154	1,711,544
Welltower, Inc. (REIT)	50,078	3,139,390
Weyerhaeuser Co. (REIT)	102,865	3,750,458

		86,961,933

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	40,581	1,937,337

Total Real Estate		88,899,270

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	978,615	31,423,328
CenturyLink, Inc.	131,087	2,443,462
Verizon Communications, Inc.	557,085	28,026,946

Total Telecommunication Services		61,893,736

Utilities (2.7%)
Electric Utilities (1.6%)
Alliant Energy Corp.	30,198	1,277,979
American Electric Power Co., Inc.	66,953	4,636,495
Duke Energy Corp.	94,610	7,481,760
Edison International	44,063	2,787,866
Entergy Corp.	24,165	1,952,290
Evergy, Inc.	36,389	2,043,242
Eversource Energy	43,020	2,521,402
Exelon Corp.	131,269	5,592,059
FirstEnergy Corp.	60,774	2,182,394
NextEra Energy, Inc.	63,758	10,649,500
PG&E Corp.	69,210	2,945,578
Pinnacle West Capital Corp.	14,453	1,164,334
PPL Corp.	95,669	2,731,350
Southern Co. (The)	136,637	6,327,659
Xcel Energy, Inc.	69,236	3,162,700

		57,456,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	85,705	$1,149,304
NRG Energy, Inc.	41,486	1,273,620

		2,422,924

Multi-Utilities (0.9%)
Ameren Corp.	32,756	1,993,203
CenterPoint Energy, Inc.	58,037	1,608,205
CMS Energy Corp.	37,981	1,795,742
Consolidated Edison, Inc.	41,986	3,274,068
Dominion Energy, Inc.	88,440	6,029,839
DTE Energy Co.	24,365	2,524,945
NiSource, Inc.	45,889	1,205,963
Public Service Enterprise Group, Inc.	68,935	3,732,141
SCANA Corp.	19,123	736,618
Sempra Energy	35,563	4,129,220
WEC Energy Group, Inc.	42,688	2,759,779

		29,789,723

Water Utilities (0.1%)
American Water Works Co., Inc.	24,537	2,094,969

Total Utilities		91,764,224

Total Common Stocks (90.9%) (Cost $1,410,182,504)		3,106,281,556

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	115,966,324	115,989,517

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $500,088, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $510,000. (xx)	$500,000	500,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $204,001. (xx)	200,000	200,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $300,055, collateralized by various Common Stocks; total market value $333,659. (xx)	300,000	300,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,368,821, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,396,048. (xx)	1,368,583	1,368,583
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $1,020,015. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,100,191, collateralized by various Common Stocks; total market value $1,224,180. (xx)	1,100,000	1,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,000,173, collateralized by various Common Stocks; total market value $1,112,891. (xx)	$1,000,000	$1,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $2,000,751, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		8,068,583

Total Short-Term Investments (3.6%) (Cost $124,057,804)		124,058,100

Total Investments in Securities (94.5%) (Cost $1,534,240,308)		3,230,339,656
Other Assets Less Liabilities (5.5%)		188,709,269

Net Assets (100%)		$3,419,048,925

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,920,647.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $8,445,193. This was secured by cash collateral of $8,068,583 which was subsequently invested in joint repurchase agreements with a total value of $8,068,583, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $646,158 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/47.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	11,795	6,502,541	—	(475,742)	165,163	(305,785)	5,886,177	68,573	—
PNC Financial Services Group, Inc. (The)	44,939	7,035,148	—	(572,870)	263,344	(654,363)	6,071,259	71,187	—

Total		13,537,689	—	(1,048,612)	428,507	(960,148)	11,957,436	139,760	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,304	9/2018	USD	313,528,320	(6,556,585)

					(6,556,585)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$401,625,299	$—	$—	$401,625,299
Consumer Staples	213,238,214	—	—	213,238,214
Energy	196,963,987	—	—	196,963,987
Financials	429,574,480	—	—	429,574,480
Health Care	437,571,233	—	—	437,571,233
Industrials	297,175,290	—	—	297,175,290
Information Technology	806,720,012	—	—	806,720,012
Materials	80,855,811	—	—	80,855,811
Real Estate	88,899,270	—	—	88,899,270
Telecommunication Services	61,893,736	—	—	61,893,736
Utilities	91,764,224	—	—	91,764,224
Short-Term Investments
Investment Company	115,989,517	—	—	115,989,517
Repurchase Agreements	—	8,068,583	—	8,068,583

Total Assets	$3,222,271,073	$8,068,583	$—	$3,230,339,656

Liabilities:
Futures	$(6,556,585)	$—	$—	$(6,556,585)

Total Liabilities	$(6,556,585)	$—	$—	$(6,556,585)

Total	$3,215,714,488	$8,068,583	$—	$3,223,783,071

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(6,556,585	)*

Total		$(6,556,585)

*

Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(7,067,925)	$(7,067,925)

Total	$(7,067,925)	$(7,067,925)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(10,119,055)	$(10,119,055)

Total	$(10,119,055)	$(10,119,055)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $331,134,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,334,985
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$314,959,988

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,734,517,492
Aggregate gross unrealized depreciation	(48,854,217)

Net unrealized appreciation	$1,685,663,275

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,538,119,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $4,490,286)	$11,957,436
Unaffiliated Issuers (Cost $1,521,681,439)	3,210,313,637
Repurchase Agreements (Cost $8,068,583)	8,068,583
Cash	181,683,816
Cash held as collateral at broker	13,936,400
Receivable for securities sold	3,212,029
Dividends, interest and other receivables	2,780,394
Due from broker for futures variation margin	249,287
Receivable from Separate Accounts for Portfolio shares sold	33,246
Securities lending income receivable	2,827
Other assets	36,842

Total assets	3,432,274,497

LIABILITIES
Payable for return of collateral on securities loaned	8,068,583
Payable to Separate Accounts for Portfolio shares redeemed	1,808,988
Payable for securities purchased	1,546,663
Investment management fees payable	1,256,411
Administrative fees payable	347,785
Accrued expenses	197,142

Total liabilities	13,225,572

NET ASSETS	$3,419,048,925

Net assets were comprised of:
Paid in capital	$1,565,590,274
Accumulated undistributed net investment income (loss)	25,199,378
Accumulated undistributed net realized gain (loss)	138,716,510
Net unrealized appreciation (depreciation)	1,689,542,763

Net assets	$3,419,048,925

Class K
Net asset value, offering and redemption price per share, $3,419,048,925 / 224,197,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.25

(x)	Includes value of securities on loan of $8,445,193.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($139,760 of dividend income received from affiliates)	$32,319,023
Interest	964,552
Securities lending (net)	27,761

Total income	33,311,336

EXPENSES
Investment management fees	7,668,666
Administrative fees	2,111,155
Printing and mailing expenses	130,229
Professional fees	62,005
Custodian fees	57,920
Trustees’ fees	39,027
Miscellaneous	39,213

Total expenses	10,108,215

NET INVESTMENT INCOME (LOSS)	23,203,121

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($428,507 of realized gain (loss) from affiliates)	118,867,676
Futures contracts	(7,067,925)

Net realized gain (loss)	111,799,751

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(960,148) of change in unrealized appreciation (depreciation) from affiliates)	(62,051,191)
Futures contracts	(10,119,055)

Net change in unrealized appreciation (depreciation)	(72,170,246)

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,629,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,832,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,203,121	$49,214,256
Net realized gain (loss)	111,799,751	185,646,990
Net change in unrealized appreciation (depreciation)	(72,170,246)	445,951,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,832,626	680,812,659

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(49,542,558)
Distributions from net realized capital gains
Class K	—	(195,327,469)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(244,870,027)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 433,241 and 988,596 shares, respectively ]	6,618,730	13,840,957
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,542,452 shares, respectively ]	—	244,870,027
Capital shares repurchased [ (20,069,729) and (38,569,143) shares, respectively ]	(304,274,321)	(555,980,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(297,655,591)	(297,269,183)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(234,822,965)	138,673,449
NET ASSETS:
Beginning of period	3,653,871,890	3,515,198,441

End of period (a)	$3,419,048,925	$3,653,871,890

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,199,378	$1,996,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
		2014	2013
Net asset value, beginning of period	$13.29	$13.10	$11.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.06	0.03
Net realized and unrealized gain (loss)	0.23	1.57	3.43

Total from investment operations	0.25	1.63	3.46

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)
Distributions from net realized gains	—	(1.37)	(1.62)

Total dividends and distributions	—	(1.44)	(1.68)

Net asset value, end of period	$13.54	$13.29	$13.10

Total return (b)	1.88%	12.53%	30.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.88%	0.86%
Before waivers and reimbursements (a)(f)	0.89%	0.88%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.46%	0.47%	0.27%
Before waivers and reimbursements (a)(f)	0.46%	0.47%	0.27%
Portfolio turnover rate (z)^	10%	3%	4%

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.99	$13.27	$12.47	$13.29	$13.10	$11.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.20	0.19	0.16	0.10	0.09
Net realized and unrealized gain (loss)	0.16	2.57	1.22	(0.12)	1.57	3.41

Total from investment operations	0.26	2.77	1.41	0.04	1.67	3.50

Less distributions:
Dividends from net investment income	—	(0.21)	(0.20)	(0.17)	(0.11)	(0.10)
Distributions from net realized gains	—	(0.84)	(0.41)	(0.69)	(1.37)	(1.62)

Total dividends and distributions	—	(1.05)	(0.61)	(0.86)	(1.48)	(1.72)

Net asset value, end of period	$15.25	$14.99	$13.27	$12.47	$13.29	$13.10

Total return (b)	1.73%	21.08%	11.30%	0.51%	12.82%	31.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,419,049	$3,653,872	$3,515,198	$3,879,117	$4,368,684	$4,622,795
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58%	0.58%	0.59%	0.59%	0.61%	0.61%
Before waivers and reimbursements (a)(f)	0.58%	0.58%	0.59%	0.59%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.33%	1.38%	1.45%	1.23%	0.75%	0.68%
Before waivers and reimbursements (a)(f)	1.33%	1.38%	1.45%	1.23%	0.75%	0.68%
Portfolio turnover rate (z)^	1%	3%	3%	10%	3%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	15.0%
Information Technology	14.6
Industrials	13.0
Consumer Discretionary	11.7
Real Estate	8.6
Health Care	8.4
Materials	6.3
Energy	4.8
Utilities	4.4
Investment Company	4.1
Consumer Staples	3.1
Repurchase Agreements	2.9
Telecommunication Services	0.1
Cash and Other	3.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class K
Actual	$1,000.00	$1,031.29	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.7%)
Dana, Inc.	14,739	$297,580
Delphi Technologies plc	8,968	407,685
Gentex Corp.	27,686	637,332

		1,342,597

Automobiles (0.2%)
Thor Industries, Inc.	4,969	483,931

Distributors (0.3%)
Pool Corp.	4,091	619,787

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	6,100	293,410
Graham Holdings Co., Class B	445	260,815
Service Corp. International	18,518	662,759
Sotheby’s*	3,751	203,829

		1,420,813

Hotels, Restaurants & Leisure (3.3%)
Boyd Gaming Corp.	8,304	287,817
Brinker International, Inc. (x)	4,435	211,106
Cheesecake Factory, Inc. (The) (x)	4,311	237,364
Churchill Downs, Inc.	1,155	342,458
Cracker Barrel Old Country Store, Inc. (x)	2,420	378,028
Domino’s Pizza, Inc.	4,275	1,206,276
Dunkin’ Brands Group, Inc. (x)	8,354	577,011
ILG, Inc.	10,699	353,388
International Speedway Corp., Class A	2,478	110,767
Jack in the Box, Inc.	2,865	243,869
Papa John’s International, Inc.	2,356	119,496
Scientific Games Corp., Class A*	5,397	265,263
Six Flags Entertainment Corp. (x)	7,840	549,192
Texas Roadhouse, Inc.	6,659	436,231
Wendy’s Co. (The)	18,054	310,168
Wyndham Destinations, Inc.	10,033	444,161
Wyndham Hotels & Resorts, Inc.	10,148	597,006

		6,669,601

Household Durables (1.4%)
Helen of Troy Ltd.*	2,683	264,141
KB Home	8,525	232,221
NVR, Inc.*	355	1,054,474
Tempur Sealy International, Inc. (x)*	4,637	222,808
Toll Brothers, Inc.	14,253	527,218
TRI Pointe Group, Inc. (x)*	15,335	250,881
Tupperware Brands Corp.	5,173	213,335

		2,765,078

Leisure Products (0.7%)
Brunswick Corp.	8,812	568,198
Polaris Industries, Inc.	5,958	727,948

		1,296,146

Media (1.4%)
AMC Networks, Inc., Class A*	4,667	290,287
Cable One, Inc.	489	358,579
Cinemark Holdings, Inc.	10,755	377,285
John Wiley & Sons, Inc., Class A	4,493	280,363
Live Nation Entertainment, Inc.*	13,725	666,624
Meredith Corp. (x)	4,023	205,173
New York Times Co. (The), Class A (x)	12,968	335,871
TEGNA, Inc.	21,921	237,843

		2,752,025

Multiline Retail (0.4%)
Big Lots, Inc.	4,250	177,565
Dillard’s, Inc., Class A (x)	2,000	189,000
Ollie’s Bargain Outlet Holdings, Inc.*	5,025	364,313

		730,878

Specialty Retail (2.0%)
Aaron’s, Inc.	6,259	271,954
American Eagle Outfitters, Inc.	16,890	392,693
AutoNation, Inc.*	5,946	288,857
Bed Bath & Beyond, Inc. (x)	14,129	281,520
Dick’s Sporting Goods, Inc.	7,862	277,136
Five Below, Inc.*	5,611	548,250
Michaels Cos., Inc. (The)*	11,262	215,893
Murphy USA, Inc.*	3,128	232,379
Sally Beauty Holdings, Inc. (x)*	12,342	197,842
Signet Jewelers Ltd.	5,960	332,270
Urban Outfitters, Inc.*	8,162	363,617
Williams-Sonoma, Inc. (x)	7,737	474,896

		3,877,307

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	4,737	513,444
Deckers Outdoor Corp.*	3,088	348,604
Skechers U.S.A., Inc., Class A*	13,742	412,397

		1,274,445

Total Consumer Discretionary		23,232,608

Consumer Staples (3.1%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	880	263,736

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	3,783	397,518
Sprouts Farmers Market, Inc.*	12,378	273,182
United Natural Foods, Inc.*	5,111	218,035

		888,735

Food Products (2.0%)
Flowers Foods, Inc.	18,777	391,125
Hain Celestial Group, Inc. (The)*	10,540	314,092
Ingredion, Inc.	7,307	808,884
Lamb Weston Holdings, Inc.	14,768	1,011,755
Lancaster Colony Corp.	1,971	272,826
Post Holdings, Inc.*	6,784	583,560
Sanderson Farms, Inc.	2,038	214,296
Tootsie Roll Industries, Inc. (x)	1,956	60,343
TreeHouse Foods, Inc.*	5,674	297,942

		3,954,823

Household Products (0.2%)
Energizer Holdings, Inc.	6,020	379,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.4%)
Edgewell Personal Care Co.*	5,475	$276,269
Nu Skin Enterprises, Inc., Class A	5,637	440,757

		717,026

Total Consumer Staples		6,203,339

Energy (4.8%)
Energy Equipment & Services (1.9%)
Apergy Corp.*	7,811	326,109
Core Laboratories NV (x)	4,437	559,995
Diamond Offshore Drilling, Inc. (x)*	6,597	137,613
Dril-Quip, Inc.*	3,878	199,329
Ensco plc, Class A	44,025	319,622
McDermott International, Inc.*	18,169	357,014
Nabors Industries Ltd.	35,610	228,260
Oceaneering International, Inc.	9,916	252,461
Patterson-UTI Energy, Inc.	22,539	405,702
Rowan Cos. plc, Class A*	11,573	187,714
Superior Energy Services, Inc.*	15,664	152,567
Transocean Ltd. (x)*	44,287	595,218

		3,721,604

Oil, Gas & Consumable Fuels (2.9%)
Callon Petroleum Co.*	22,709	243,895
Chesapeake Energy Corp. (x)*	92,338	483,851
CNX Resources Corp.*	19,801	352,062
Energen Corp.*	9,877	719,243
Gulfport Energy Corp.*	15,763	198,141
Matador Resources Co.*	10,483	315,014
Murphy Oil Corp.	16,493	556,969
Oasis Petroleum, Inc.*	26,893	348,802
PBF Energy, Inc., Class A	11,351	475,947
QEP Resources, Inc.*	23,891	292,904
Range Resources Corp.	22,846	382,214
SM Energy Co. (x)	10,357	266,071
Southwestern Energy Co.*	51,541	273,167
World Fuel Services Corp.	6,823	139,257
WPX Energy, Inc.*	40,458	729,458

		5,776,995

Total Energy		9,498,599

Financials (15.0%)
Banks (7.4%)
Associated Banc-Corp.	17,065	465,875
BancorpSouth Bank	8,242	271,574
Bank of Hawaii Corp.	4,286	357,538
Bank of the Ozarks	12,211	549,983
Cathay General Bancorp	7,725	312,785
Chemical Financial Corp.	7,230	402,494
Commerce Bancshares, Inc.	9,460	612,157
Cullen/Frost Bankers, Inc.	5,891	637,642
East West Bancorp, Inc.	14,664	956,092
First Horizon National Corp.	33,140	591,218
FNB Corp.	32,818	440,418
Fulton Financial Corp.	17,835	294,278
Hancock Whitney Corp.	8,639	403,009
Home BancShares, Inc.	16,033	361,704
International Bancshares Corp.	5,485	234,758
MB Financial, Inc.	8,514	397,604
PacWest Bancorp	12,609	623,137
Pinnacle Financial Partners, Inc.	7,491	459,573
Prosperity Bancshares, Inc.	6,995	478,178
Signature Bank*	5,423	693,493
Sterling Bancorp	22,800	535,800
Synovus Financial Corp.	11,953	631,477
TCF Financial Corp.	16,992	418,343
Texas Capital Bancshares, Inc.*	5,036	460,794
Trustmark Corp.	6,905	225,310
UMB Financial Corp.	4,460	339,986
Umpqua Holdings Corp.	22,190	501,272
United Bankshares, Inc.	10,581	385,148
Valley National Bancorp	26,837	326,338
Webster Financial Corp.	9,281	591,200
Wintrust Financial Corp.	5,713	497,317

		14,456,495

Capital Markets (2.7%)
Eaton Vance Corp.	12,011	626,854
Evercore, Inc., Class A	4,117	434,138
FactSet Research Systems, Inc.	3,942	780,910
Federated Investors, Inc., Class B	9,681	225,761
Interactive Brokers Group, Inc., Class A	7,252	467,101
Janus Henderson Group plc	18,282	561,806
Legg Mason, Inc.	8,618	299,303
MarketAxess Holdings, Inc.	3,805	752,857
SEI Investments Co.	13,269	829,578
Stifel Financial Corp.	7,203	376,357

		5,354,665

Consumer Finance (0.4%)
Navient Corp.	26,807	349,295
SLM Corp.*	44,008	503,892

		853,187

Insurance (4.0%)
Alleghany Corp.	1,555	894,078
American Financial Group, Inc.	7,015	752,920
Aspen Insurance Holdings Ltd.	6,000	244,200
Brown & Brown, Inc.	23,127	641,312
CNO Financial Group, Inc.	16,914	322,043
First American Financial Corp.	11,249	581,798
Genworth Financial, Inc., Class A*	50,122	225,549
Hanover Insurance Group, Inc. (The)	4,309	515,184
Kemper Corp.	4,958	375,073
Mercury General Corp.	3,684	167,843
Old Republic International Corp.	25,418	506,072
Primerica, Inc.	4,462	444,415
Reinsurance Group of America, Inc.	6,510	868,955
RenaissanceRe Holdings Ltd.	4,075	490,304
WR Berkley Corp.	9,721	703,898

		7,733,644

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (x)*	815	174,247
New York Community Bancorp, Inc.	49,721	548,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	8,519	$278,571

		1,001,738

Total Financials		29,399,729

Health Care (8.4%)
Biotechnology (0.6%)
Exelixis, Inc.*	28,547	614,332
United Therapeutics Corp.*	4,401	497,973

		1,112,305

Health Care Equipment & Supplies (3.6%)
Cantel Medical Corp.	3,600	354,096
Globus Medical, Inc., Class A*	7,362	371,487
Haemonetics Corp.*	5,281	473,600
Halyard Health, Inc.*	4,738	271,251
Hill-Rom Holdings, Inc.	6,712	586,226
ICU Medical, Inc.*	1,538	451,634
Integra LifeSciences Holdings Corp.*	7,113	458,148
LivaNova plc*	4,418	441,005
Masimo Corp.*	4,820	470,673
NuVasive, Inc.*	5,193	270,659
STERIS plc	8,551	897,940
Teleflex, Inc.	4,608	1,235,911
West Pharmaceutical Services, Inc.	7,446	739,313

		7,021,943

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (x)*	8,301	339,594
Chemed Corp.	1,621	521,654
Encompass Health Corp.	9,982	675,981
LifePoint Health, Inc.*	3,899	190,271
MEDNAX, Inc.*	9,517	411,896
Molina Healthcare, Inc.*	4,791	469,231
Patterson Cos., Inc. (x)	8,262	187,300
Tenet Healthcare Corp.*	8,269	277,590
WellCare Health Plans, Inc.*	4,538	1,117,436

		4,190,953

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	18,155	217,860
Medidata Solutions, Inc.*	6,010	484,166

		702,026

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	2,055	592,950
Bio-Techne Corp.	3,812	563,985
Charles River Laboratories International, Inc.*	4,869	546,594
PRA Health Sciences, Inc.*	5,114	477,443
Syneos Health, Inc.*	5,589	262,124

		2,443,096

Pharmaceuticals (0.5%)
Akorn, Inc.*	9,454	156,842
Catalent, Inc.*	13,514	566,102
Mallinckrodt plc (x)*	8,385	156,464
Prestige Brands Holdings, Inc.*	5,393	206,983

		1,086,391

Total Health Care		16,556,714

Industrials (13.0%)
Aerospace & Defense (0.9%)
Curtiss-Wright Corp.	4,478	532,972
Esterline Technologies Corp.*	2,596	191,585
KLX, Inc.*	5,104	366,978
Teledyne Technologies, Inc.*	3,618	720,198

		1,811,733

Airlines (0.3%)
JetBlue Airways Corp.*	32,008	607,512

Building Products (0.4%)
Lennox International, Inc.	3,755	751,563

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	5,140	409,915
Clean Harbors, Inc.*	5,130	284,972
Deluxe Corp.	4,842	320,589
Healthcare Services Group, Inc. (x)	7,465	322,413
Herman Miller, Inc.	6,025	204,248
HNI Corp.	4,400	163,680
MSA Safety, Inc.	3,446	331,988
Pitney Bowes, Inc.	18,861	161,639
Rollins, Inc.	9,735	511,865

		2,711,309

Construction & Engineering (1.1%)
AECOM*	16,193	534,854
Dycom Industries, Inc.*	3,169	299,502
EMCOR Group, Inc.	5,925	451,367
Granite Construction, Inc.	4,599	255,980
KBR, Inc.	14,156	253,676
Valmont Industries, Inc.	2,280	343,710

		2,139,089

Electrical Equipment (1.1%)
Acuity Brands, Inc.	4,133	478,891
EnerSys	4,258	317,817
Hubbell, Inc.	5,533	585,058
nVent Electric plc*	16,405	411,766
Regal Beloit Corp.	4,442	363,356

		2,156,888

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	6,158	666,973

Machinery (4.4%)
AGCO Corp.	6,686	405,974
Crane Co.	5,140	411,868
Donaldson Co., Inc.	13,090	590,621
Graco, Inc.	16,935	765,801
IDEX Corp.	7,753	1,058,128
ITT, Inc.	8,814	460,708
Kennametal, Inc.	8,260	296,534
Lincoln Electric Holdings, Inc.	6,212	545,165
Nordson Corp.	5,188	666,191
Oshkosh Corp.	7,456	524,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.	7,278	$307,059
Timken Co. (The)	6,859	298,709
Toro Co. (The)	10,710	645,278
Trinity Industries, Inc.	15,076	516,504
Wabtec Corp.	8,684	856,069
Woodward, Inc.	5,603	430,647

		8,779,562

Marine (0.2%)
Kirby Corp.*	5,445	455,202

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	3,763	461,532
ManpowerGroup, Inc.	6,644	571,783

		1,033,315

Road & Rail (1.7%)
Avis Budget Group, Inc.*	7,204	234,130
Genesee & Wyoming, Inc., Class A*	6,057	492,555
Knight-Swift Transportation Holdings, Inc.	12,999	496,692
Landstar System, Inc.	4,262	465,410
Old Dominion Freight Line, Inc.	6,894	1,026,931
Ryder System, Inc.	5,370	385,888
Werner Enterprises, Inc.	4,513	169,463

		3,271,069

Trading Companies & Distributors (0.7%)
GATX Corp. (x)	3,832	284,449
MSC Industrial Direct Co., Inc., Class A	4,631	392,940
NOW, Inc.*	10,981	146,377
Watsco, Inc.	3,261	581,372

		1,405,138

Total Industrials		25,789,353

Information Technology (14.6%)
Communications Equipment (1.2%)
ARRIS International plc*	17,757	434,070
Ciena Corp.*	14,427	382,460
InterDigital, Inc.	3,511	284,040
Lumentum Holdings, Inc.*	6,369	368,765
NetScout Systems, Inc.*	8,136	241,639
Plantronics, Inc.	3,375	257,344
ViaSat, Inc. (x)*	5,536	363,826

		2,332,144

Electronic Equipment, Instruments & Components (4.0%)
Arrow Electronics, Inc.*	8,845	665,852
Avnet, Inc.	11,913	510,949
Belden, Inc.	4,089	249,920
Cognex Corp.	17,470	779,337
Coherent, Inc.*	2,517	393,709
Jabil, Inc.	17,315	478,933
Keysight Technologies, Inc.*	18,894	1,115,313
Littelfuse, Inc.	2,526	576,383
National Instruments Corp.	10,895	457,372
SYNNEX Corp.	2,963	285,959
Tech Data Corp.*	3,550	291,526
Trimble, Inc.*	25,148	825,860
VeriFone Systems, Inc.*	11,071	252,640
Vishay Intertechnology, Inc.	13,312	308,838
Zebra Technologies Corp., Class A*	5,400	773,550

		7,966,141

Internet Software & Services (0.6%)
Cars.com, Inc.*	7,214	204,805
j2 Global, Inc.	4,987	431,924
LogMeIn, Inc.	5,267	543,818

		1,180,547

IT Services (2.9%)
Acxiom Corp.*	7,781	233,041
Convergys Corp.	9,202	224,897
CoreLogic, Inc.*	8,269	429,161
Jack Henry & Associates, Inc.	7,804	1,017,329
Leidos Holdings, Inc.	14,435	851,665
MAXIMUS, Inc.	6,607	410,361
Perspecta, Inc.	14,462	297,194
Sabre Corp.	25,550	629,552
Science Applications International Corp.	4,258	344,600
Teradata Corp.*	12,208	490,151
WEX, Inc.*	4,052	771,825

		5,699,776

Semiconductors & Semiconductor Equipment (2.5%)
Cirrus Logic, Inc.*	6,126	234,810
Cree, Inc.*	10,148	421,852
Cypress Semiconductor Corp.	36,191	563,856
First Solar, Inc.*	8,260	434,972
Integrated Device Technology, Inc.*	13,057	416,257
MKS Instruments, Inc.	5,538	529,987
Monolithic Power Systems, Inc.	3,925	524,655
Silicon Laboratories, Inc.*	4,374	435,650
Synaptics, Inc.*	3,501	176,345
Teradyne, Inc.	19,329	735,854
Versum Materials, Inc.	11,044	410,285

		4,884,523

Software (3.2%)
ACI Worldwide, Inc.*	11,735	289,502
Blackbaud, Inc.	4,884	500,366
CDK Global, Inc.	12,484	812,084
CommVault Systems, Inc.*	4,290	282,497
Fair Isaac Corp.*	3,025	584,793
Fortinet, Inc.*	14,597	911,291
Manhattan Associates, Inc.*	6,732	316,471
PTC, Inc.*	11,663	1,094,106
Tyler Technologies, Inc.*	3,604	800,448
Ultimate Software Group, Inc. (The)*	2,958	761,123

		6,352,681

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	12,000	359,760

Total Information Technology		28,775,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (6.3%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	6,328	$494,723
Cabot Corp.	6,220	384,209
Chemours Co. (The)	17,972	797,237
Minerals Technologies, Inc.	3,580	269,753
NewMarket Corp.	931	376,590
Olin Corp.	16,941	486,546
PolyOne Corp.	8,056	348,180
RPM International, Inc.	13,479	786,095
Scotts Miracle-Gro Co. (The)	3,907	324,906
Sensient Technologies Corp.	4,264	305,089
Valvoline, Inc.	19,751	426,029

		4,999,357

Construction Materials (0.3%)
Eagle Materials, Inc.	4,842	508,265

Containers & Packaging (1.1%)
AptarGroup, Inc.	6,322	590,347
Bemis Co., Inc.	9,218	389,092
Greif, Inc., Class A	2,594	137,197
Owens-Illinois, Inc.*	16,296	273,936
Silgan Holdings, Inc.	7,455	200,018
Sonoco Products Co.	10,063	528,308

		2,118,898

Metals & Mining (2.1%)
Allegheny Technologies, Inc.*	12,769	320,757
Carpenter Technology Corp.	4,771	250,811
Commercial Metals Co.	11,817	249,457
Compass Minerals International, Inc. (x)	3,405	223,879
Reliance Steel & Aluminum Co.	7,293	638,429
Royal Gold, Inc.	6,633	615,808
Steel Dynamics, Inc.	23,812	1,094,162
United States Steel Corp.	17,852	620,357
Worthington Industries, Inc.	4,336	181,982

		4,195,642

Paper & Forest Products (0.4%)
Domtar Corp.	6,363	303,770
Louisiana-Pacific Corp.	14,697	400,052

		703,822

Total Materials		12,525,984

Real Estate (8.6%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
Alexander & Baldwin, Inc. (REIT)	6,827	160,435
American Campus Communities, Inc. (REIT)	13,838	593,373
Camden Property Trust (REIT)	9,382	854,981
CoreCivic, Inc. (REIT)	11,927	284,936
CoreSite Realty Corp. (REIT)	3,484	386,097
Corporate Office Properties Trust (REIT)	10,293	298,394
Cousins Properties, Inc. (REIT)	42,433	411,176
CyrusOne, Inc. (REIT)	10,003	583,775
DCT Industrial Trust, Inc. (REIT)	9,498	633,802
Douglas Emmett, Inc. (REIT)	16,148	648,827
Education Realty Trust, Inc. (REIT)	7,690	319,135
EPR Properties (REIT)	6,554	424,634
First Industrial Realty Trust, Inc. (REIT)	12,593	419,851
GEO Group, Inc. (The) (REIT)	12,382	341,000
Healthcare Realty Trust, Inc. (REIT)	12,583	365,914
Highwoods Properties, Inc. (REIT)	10,471	531,194
Hospitality Properties Trust (REIT)	16,671	476,957
JBG SMITH Properties (REIT)	9,366	341,578
Kilroy Realty Corp. (REIT)	9,971	754,205
Lamar Advertising Co. (REIT), Class A	8,503	580,840
LaSalle Hotel Properties (REIT)	11,153	381,767
Liberty Property Trust (REIT)	14,948	662,645
Life Storage, Inc. (REIT)	4,682	455,605
Mack-Cali Realty Corp. (REIT)	9,069	183,919
Medical Properties Trust, Inc. (REIT)	36,793	516,574
National Retail Properties, Inc. (REIT)	15,592	685,424
Omega Healthcare Investors, Inc. (REIT) (x)	20,133	624,123
PotlatchDeltic Corp. (REIT)	6,078	309,066
Quality Care Properties, Inc. (REIT)*	9,536	205,119
Rayonier, Inc. (REIT)	13,085	506,259
Sabra Health Care REIT, Inc. (REIT)	17,962	390,314
Senior Housing Properties Trust (REIT)	23,950	433,256
Tanger Factory Outlet Centers, Inc. (REIT) (x)	9,589	225,246
Taubman Centers, Inc. (REIT)	6,178	363,019
Uniti Group, Inc. (REIT)	16,722	334,942
Urban Edge Properties (REIT)	10,738	245,578
Weingarten Realty Investors (REIT)	11,997	369,628

		16,303,588

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	4,605	764,384

Total Real Estate		17,067,972

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,369	256,898

Total Telecommunication Services		256,898

Utilities (4.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	5,159	399,358
Hawaiian Electric Industries, Inc.	11,035	378,501
IDACORP, Inc.	5,114	471,715
OGE Energy Corp.	20,099	707,686
PNM Resources, Inc.	7,990	310,811

		2,268,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (2.1%)
Atmos Energy Corp.	11,162	$1,006,142
National Fuel Gas Co.	8,703	460,911
New Jersey Resources Corp.	8,881	397,425
ONE Gas, Inc.	5,320	397,617
Southwest Gas Holdings, Inc.	4,895	373,342
UGI Corp.	17,543	913,463
WGL Holdings, Inc.	5,212	462,565

		4,011,465

Multi-Utilities (0.9%)
Black Hills Corp.	5,434	332,615
MDU Resources Group, Inc.	19,801	567,893
NorthWestern Corp.	5,031	288,025
Vectren Corp.	8,425	601,966

		1,790,499

Water Utilities (0.3%)
Aqua America, Inc.	18,025	634,120

Total Utilities		8,704,155

Total Common Stocks (90.0%) (Cost $122,438,778)		178,010,923

SHORT-TERM INVESTMENTS:
Investment Company (4.1%)
JPMorgan Prime Money Market Fund, IM Shares	8,247,731	8,249,380

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $800,141, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $816,000. (xx)	$800,000	800,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $500,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $510,000. (xx)	500,000	500,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $306,000. (xx)	300,000	300,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $800,339, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $843,430. (xx)	800,000	800,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $204,001. (xx)	200,000	200,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $300,055, collateralized by various Common Stocks; total market value $333,659. (xx)	300,000	300,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $578,360, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $589,865. (xx)	578,260	578,260
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $102,002. (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $900,156, collateralized by various Common Stocks; total market value $1,001,602. (xx)	$900,000	$900,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $900,156, collateralized by various Common Stocks; total market value $1,001,602. (xx)	900,000	900,000

Total Repurchase Agreements		5,678,260

Total Short-Term Investments (7.0%) (Cost $13,927,847)		13,927,640

Total Investments in Securities (97.0%) (Cost $136,366,625)		191,938,563
Other Assets Less Liabilities (3.0%)		5,870,531

Net Assets (100%)		$197,809,094

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $5,753,521. This was secured by cash collateral of $5,678,260 which was subsequently invested in joint repurchase agreements with a total value of $5,678,260, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $226,671 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	101	9/2018	USD	19,756,610	(440,813)

					(440,813)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,232,608	$—	$—	$23,232,608
Consumer Staples	6,203,339	—	—	6,203,339
Energy	9,498,599	—	—	9,498,599
Financials	29,399,729	—	—	29,399,729
Health Care	16,556,714	—	—	16,556,714
Industrials	25,789,353	—	—	25,789,353
Information Technology	28,775,572	—	—	28,775,572
Materials	12,525,984	—	—	12,525,984
Real Estate	17,067,972	—	—	17,067,972
Telecommunication Services	256,898	—	—	256,898
Utilities	8,704,155	—	—	8,704,155
Short-Term Investments
Investment Company	8,249,380	—	—	8,249,380
Repurchase Agreements	—	5,678,260	—	5,678,260

Total Assets	$186,260,303	$5,678,260	$—	$191,938,563

Liabilities:
Futures	$(440,813)	$—	$—	$(440,813)

Total Liabilities	$(440,813)	$—	$—	$(440,813)

Total	$185,819,490	$5,678,260	$—	$191,497,750

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(440,813	)*

Total		$(440,813)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$936,187	$936,187

Total	$936,187	$936,187

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(563,559)	$(563,559)

Total	$(563,559)	$(563,559)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $19,245,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 36%)*	$14,798,686
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 21%)*	$25,200,223

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,647,927
Aggregate gross unrealized depreciation	(7,839,166)

Net unrealized appreciation	$54,808,761

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,688,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $130,688,365)	$186,260,303
Repurchase Agreements (Cost $5,678,260)	5,678,260
Cash	10,278,897
Cash held as collateral at broker	783,100
Receivable for securities sold	1,154,818
Dividends, interest and other receivables	180,230
Due from broker for futures variation margin	19,272
Securities lending income receivable	3,442
Receivable from Separate Accounts for Portfolio shares sold	1,445
Other assets	2,101

Total assets	204,361,868

LIABILITIES
Payable for return of collateral on securities loaned	5,678,260
Payable for securities purchased	614,445
Payable to Separate Accounts for Portfolio shares redeemed	105,692
Investment management fees payable	68,863
Administrative fees payable	20,148
Accrued expenses	65,366

Total liabilities	6,552,774

NET ASSETS	$197,809,094

Net assets were comprised of:
Paid in capital	$129,147,395
Accumulated undistributed net investment income (loss)	1,038,579
Accumulated undistributed net realized gain (loss)	12,491,995
Net unrealized appreciation (depreciation)	55,131,125

Net assets	$197,809,094

Class K
Net asset value, offering and redemption price per share, $197,809,094 / 23,074,895 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.57

(x)	Includes value of securities on loan of $5,753,521.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $743 foreign withholding tax)	$1,528,092
Interest	55,465
Securities lending (net)	33,107

Total income	1,616,664

EXPENSES
Investment management fees	446,037
Administrative fees	119,848
Custodian fees	34,513
Professional fees	24,528
Printing and mailing expenses	7,364
Trustees’ fees	2,193
Miscellaneous	2,762

Gross expenses	637,245
Less: Waiver from investment manager	(42,431)

Net expenses	594,814

NET INVESTMENT INCOME (LOSS)	1,021,850

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,469,518
Futures contracts	936,187

Net realized gain (loss)	11,405,705

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,741,077)
Futures contracts	(563,559)

Net change in unrealized appreciation (depreciation)	(6,304,636)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,101,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,122,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,021,850	$1,464,923
Net realized gain (loss)	11,405,705	18,567,929
Net change in unrealized appreciation (depreciation)	(6,304,636)	8,901,513

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,122,919	28,934,365

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(1,670,697)
Distributions from net realized capital gains
Class K	—	(19,210,637)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(20,881,334)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 35,891 and 80,376 shares, respectively ]	302,202	666,950
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,555,625 shares, respectively ]	—	20,881,334
Capital shares repurchased [ (1,402,789) and (3,155,120) shares, respectively ]	(11,760,045)	(26,838,688)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,457,843)	(5,290,404)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,334,924)	2,762,627
NET ASSETS:
Beginning of period	203,144,018	200,381,391

End of period (a)	$197,809,094	$203,144,018

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,038,579	$16,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
		2014	2013
Net asset value, beginning of period	$8.74	$9.95	$9.75

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	— #	(0.05)†
Net realized and unrealized gain (loss)	0.47	0.84	3.11

Total from investment operations	0.47	0.84	3.06

Less distributions:
Dividends from net investment income	—	— #	— #
Distributions from net realized gains	—	(2.05)	(2.86)

Total dividends and distributions	—	(2.05)	(2.86)

Net asset value, end of period	$9.21	$8.74	$9.95

Total return (b)	5.38%	8.66%	32.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.88%	0.90%
Before waivers and reimbursements (a)(f)	0.83%	0.88%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.02%	— %‡‡	(0.44)%
Before waivers and reimbursements (a)(f)	0.02%	— %‡‡	(0.44)%
Portfolio turnover rate (z)^	35%	13%	11%

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.31	$8.03	$7.25	$8.73	$9.94	$9.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.06	0.07	0.05	0.02	0.02
Net realized and unrealized gain (loss)	0.22	1.16	1.38	(0.33)	0.85	3.06

Total from investment operations	0.26	1.22	1.45	(0.28)	0.87	3.08

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.06)	(0.03)	(0.03)
Distributions from net realized gains	—	(0.86)	(0.59)	(1.14)	(2.05)	(2.86)

Total dividends and distributions	—	(0.94)	(0.67)	(1.20)	(2.08)	(2.89)

Net asset value, end of period	$8.57	$8.31	$8.03	$7.25	$8.73	$9.94

Total return (b)	3.13%	15.47%	20.02%	(3.08)%	8.93%	32.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$197,809	$203,144	$200,381	$184,496	$249,728	$343,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.63%	0.64%	0.66%	0.65%
Before waivers and reimbursements (a)(f)	0.64%	0.64%	0.65%	0.64%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.03%	0.73%	0.96%	0.56%	0.24%	0.20%
Before waivers and reimbursements (a)(f)	0.99%	0.69%	0.94%	0.56%	0.24%	0.20%
Portfolio turnover rate (z)^	8%	16%	16%	35%	13%	11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
‡‡	Amount is less than 0.005%.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	16.3%
Health Care	14.0
Information Technology	13.5
Industrials	13.3
Consumer Discretionary	12.0
Repurchase Agreements	7.7
Real Estate	6.6
Investment Company	4.8
Energy	4.5
Materials	3.9
Utilities	3.0
Consumer Staples	2.5
Telecommunication Services	0.6
Cash and Other	(2.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class K
Actual	$1,000.00	$1,073.09	$3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*  Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	44,795	$697,010
Cooper Tire & Rubber Co.	22,541	592,828
Cooper-Standard Holdings, Inc.*	7,889	1,030,856
Dana, Inc.	61,912	1,250,003
Dorman Products, Inc.*	11,576	790,757
Fox Factory Holding Corp.*	15,322	713,239
Gentherm, Inc.*	16,545	650,219
LCI Industries	10,841	977,316
Modine Manufacturing Co.*	19,988	364,781
Motorcar Parts of America, Inc. (x)*	5,466	102,269
Shiloh Industries, Inc.*	4,872	42,386
Standard Motor Products, Inc.	8,924	431,386
Stoneridge, Inc.*	11,384	400,034
Superior Industries International, Inc.	10,358	185,408
Tenneco, Inc.	21,569	948,173
Tower International, Inc.	7,917	251,761

		9,428,426

Automobiles (0.1%)
Winnebago Industries, Inc.	13,268	538,681

Distributors (0.1%)
Core-Mark Holding Co., Inc.	19,978	453,501
Funko, Inc., Class A (x)*	3,553	44,590
Weyco Group, Inc.	1,811	65,920

		564,011

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	25,355	1,219,576
American Public Education, Inc.*	6,692	281,733
Cambium Learning Group, Inc.*	4,687	52,260
Capella Education Co.	5,507	543,541
Career Education Corp.*	29,243	472,859
Carriage Services, Inc.	4,249	104,313
Chegg, Inc.*	43,384	1,205,641
Houghton Mifflin Harcourt Co.*	47,621	364,301
K12, Inc.*	14,671	240,164
Laureate Education, Inc., Class A*	20,916	299,726
Regis Corp.*	13,776	227,855
Sotheby’s*	16,073	873,407
Strayer Education, Inc.	4,558	515,100
Weight Watchers International, Inc.*	16,188	1,636,607

		8,037,083

Hotels, Restaurants & Leisure (2.8%)
BBX Capital Corp. (x)	19,671	177,629
Belmond Ltd., Class A*	38,320	427,268
Biglari Holdings, Inc., Class A*	131	124,450
BJ’s Restaurants, Inc.	9,061	543,660
Bloomin’ Brands, Inc.	38,590	775,659
Bluegreen Vacations Corp. (x)	3,139	74,708
Bojangles’, Inc.*	5,508	79,315
Boyd Gaming Corp.	35,428	1,227,934
Brinker International, Inc. (x)	19,902	947,335
Carrols Restaurant Group, Inc.*	9,932	147,490
Century Casinos, Inc.*	8,413	73,614
Cheesecake Factory, Inc. (The)	17,892	985,134
Churchill Downs, Inc.	5,206	1,543,579
Chuy’s Holdings, Inc.*	7,118	218,523
Cracker Barrel Old Country Store, Inc. (x)	8,375	1,308,259
Dave & Buster’s Entertainment, Inc.*	17,001	809,248
Del Frisco’s Restaurant Group, Inc.*	5,889	74,201
Del Taco Restaurants, Inc.*	9,499	134,696
Denny’s Corp.*	28,040	446,677
Dine Brands Global, Inc.	7,821	585,011
Drive Shack, Inc.*	18,036	139,238
El Pollo Loco Holdings, Inc.*	6,739	76,825
Eldorado Resorts, Inc. (x)*	27,684	1,082,444
Empire Resorts, Inc. (x)*	1,155	22,869
Fiesta Restaurant Group, Inc.*	7,453	213,901
Golden Entertainment, Inc.*	5,475	147,770
Habit Restaurants, Inc. (The), Class A*	6,477	64,770
ILG, Inc.	44,387	1,466,103
International Speedway Corp., Class A	11,053	494,069
J Alexander’s Holdings, Inc.*	3,570	39,806
Jack in the Box, Inc.	12,499	1,063,915
Lindblad Expeditions Holdings, Inc.*	6,388	84,641
Marriott Vacations Worldwide Corp.	9,551	1,078,881
Monarch Casino & Resort, Inc.*	3,943	173,689
Nathan’s Famous, Inc.	840	79,044
Noodles & Co. (x)*	3,700	45,510
OBH, Inc.*	325	59,634
Papa John’s International, Inc.	10,929	554,319
Penn National Gaming, Inc.*	34,978	1,174,911
Pinnacle Entertainment, Inc.*	22,313	752,617
Planet Fitness, Inc., Class A*	37,272	1,637,732
PlayAGS, Inc.*	7,070	191,385
Potbelly Corp.*	6,636	85,936
RCI Hospitality Holdings, Inc.	2,822	89,316
Red Lion Hotels Corp.*	4,169	48,569
Red Robin Gourmet Burgers, Inc.*	5,981	278,715
Red Rock Resorts, Inc., Class A	29,637	992,840
Ruth’s Hospitality Group, Inc.	12,462	349,559
Scientific Games Corp., Class A*	23,017	1,131,286
SeaWorld Entertainment, Inc. (x)*	26,262	573,037
Shake Shack, Inc., Class A (x)*	10,302	681,786
Sonic Corp. (x)	15,207	523,425
Speedway Motorsports, Inc.	5,665	98,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Roadhouse, Inc.	28,349	$1,857,142
Town Sports International Holdings, Inc. (x)*	4,251	61,852
Wingstop, Inc.	12,558	654,523
Zoe’s Kitchen, Inc. (x)*	5,484	53,524

		28,828,317

Household Durables (1.4%)
AV Homes, Inc.*	3,593	76,890
Bassett Furniture Industries, Inc.	2,856	78,683
Beazer Homes USA, Inc.*	9,392	138,532
Cavco Industries, Inc.*	3,998	830,185
Century Communities, Inc.*	10,037	316,667
Ethan Allen Interiors, Inc.	9,628	235,886
Flexsteel Industries, Inc.	2,398	95,680
GoPro, Inc., Class A (x)*	48,165	310,183
Green Brick Partners, Inc.*	7,396	72,481
Hamilton Beach Brands Holding Co., Class A	1,908	55,427
Helen of Troy Ltd.*	11,513	1,133,454
Hooker Furniture Corp.	3,422	160,492
Hovnanian Enterprises, Inc., Class A*	33,843	55,164
Installed Building Products, Inc.*	9,273	524,388
iRobot Corp. (x)*	11,696	886,206
KB Home	36,764	1,001,451
La-Z-Boy, Inc.	20,138	616,223
LGI Homes, Inc. (x)*	7,748	447,292
Lifetime Brands, Inc.	3,879	49,069
M/I Homes, Inc.*	11,127	294,643
M.D.C. Holdings, Inc.	19,451	598,507
Meritage Homes Corp.*	17,808	782,662
New Home Co., Inc. (The)*	3,541	35,304
PICO Holdings, Inc.*	7,224	84,160
Purple Innovation, Inc. (x)*	1,651	14,034
Roku, Inc. (x)*	18,221	776,579
Skyline Champion Corp. (x)	3,158	110,656
Taylor Morrison Home Corp., Class A*	47,118	979,112
TopBuild Corp.*	15,767	1,235,186
TRI Pointe Group, Inc.*	67,135	1,098,329
Tupperware Brands Corp.	21,542	888,392
Turtle Beach Corp.*	2,342	47,589
Universal Electronics, Inc.*	6,886	227,582
Vuzix Corp. (x)*	6,486	48,321
William Lyon Homes, Class A*	12,713	294,942
ZAGG, Inc.*	7,935	137,276

		14,737,627

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	12,742	159,912
Duluth Holdings, Inc., Class B (x)*	5,070	120,615
Fluent, Inc. (x)*	9,621	23,571
Gaia, Inc.*	3,314	67,109
Groupon, Inc.*	185,356	797,031
Lands’ End, Inc.*	5,922	165,224
Liberty Expedia Holdings, Inc., Class A*	22,841	1,003,634
Liberty TripAdvisor Holdings, Inc., Class A*	32,790	527,919
Nutrisystem, Inc.	13,548	521,598
Overstock.com, Inc. (x)*	8,327	280,204
PetMed Express, Inc. (x)	8,498	374,337
Shutterfly, Inc.*	13,974	1,258,078

		5,299,232

Leisure Products (0.3%)
Acushnet Holdings Corp.	14,176	346,745
American Outdoor Brands Corp. (x)*	22,853	274,922
Callaway Golf Co.	43,488	824,967
Clarus Corp.*	6,257	51,620
Escalade, Inc.	3,412	48,109
Johnson Outdoors, Inc., Class A	2,041	172,526
Malibu Boats, Inc., Class A*	8,553	358,713
Marine Products Corp.	7,250	128,905
MCBC Holdings, Inc.*	5,408	156,562
Nautilus, Inc.*	13,437	210,961
Sturm Ruger & Co., Inc. (x)	7,538	422,128
Vista Outdoor, Inc.*	23,882	369,932

		3,366,090

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A (x)	23,079	366,956
Beasley Broadcast Group, Inc., Class A	1,534	17,181
Boston Omaha Corp., Class A*	1,486	31,310
Central European Media Enterprises Ltd., Class A*	27,087	112,411
Clear Channel Outdoor Holdings, Inc., Class A	12,896	55,453
Daily Journal Corp. (x)*	331	76,196
Emerald Expositions Events, Inc.	9,443	194,526
Entercom Communications Corp., Class A (x)	54,594	412,185
Entravision Communications Corp., Class A	19,419	97,095
Eros International plc*	9,101	118,313
EW Scripps Co. (The), Class A	22,189	297,111
Gannett Co., Inc.	50,019	535,203
Gray Television, Inc.*	31,346	495,267
Hemisphere Media Group, Inc.*	5,145	67,400
IMAX Corp.*	25,214	558,490
Liberty Latin America Ltd., Class A*	18,219	348,347
Liberty Latin America Ltd., Class C*	47,678	924,000
Liberty Media Corp.-Liberty Braves, Class A*	4,811	123,691
Liberty Media Corp.-Liberty Braves, Class C*	14,842	383,814
LiveXLive Media, Inc. (x)*	8,232	47,499
Loral Space & Communications, Inc.*	5,109	192,098
Marcus Corp. (The)	7,934	257,855
MDC Partners, Inc., Class A*	21,479	98,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Meredith Corp. (x)	16,837	$858,687
MSG Networks, Inc., Class A*	26,158	626,484
National CineMedia, Inc.	32,071	269,396
New Media Investment Group, Inc.	23,481	433,929
New York Times Co. (The), Class A (x)	57,568	1,491,010
Nexstar Media Group, Inc., Class A	19,075	1,400,105
Reading International, Inc., Class A*	4,717	75,236
Saga Communications, Inc., Class A	1,189	45,777
Scholastic Corp.	13,062	578,777
Sinclair Broadcast Group, Inc., Class A	31,190	1,002,759
TEGNA, Inc.	91,037	987,751
tronc, Inc.*	5,607	96,889
WideOpenWest, Inc. (x)*	14,424	139,336
World Wrestling Entertainment, Inc., Class A (x)	17,696	1,288,623

		15,105,963

Multiline Retail (0.3%)
Big Lots, Inc.	17,964	750,536
Dillard’s, Inc., Class A (x)	5,446	514,647
JC Penney Co., Inc. (x)*	134,361	314,405
Ollie’s Bargain Outlet Holdings, Inc.*	21,014	1,523,514
Sears Holdings Corp. (x)*	12,088	28,649

		3,131,751

Specialty Retail (2.6%)
Aaron’s, Inc.	29,857	1,297,287
Abercrombie & Fitch Co., Class A	30,479	746,126
American Eagle Outfitters, Inc.	70,925	1,649,006
America’s Car-Mart, Inc.*	2,020	125,038
Asbury Automotive Group, Inc.*	8,805	603,583
Ascena Retail Group, Inc.*	79,297	315,999
At Home Group, Inc.*	11,167	437,188
Barnes & Noble Education, Inc.*	11,162	62,954
Barnes & Noble, Inc.	24,095	153,003
Bed Bath & Beyond, Inc. (x)	56,551	1,126,779
Big 5 Sporting Goods Corp. (x)	6,670	50,692
Boot Barn Holdings, Inc.*	5,849	121,367
Buckle, Inc. (The) (x)	12,187	327,830
Caleres, Inc.	17,381	597,733
Camping World Holdings, Inc., Class A (x)	13,555	338,604
Carvana Co. (x)*	11,456	476,570
Cato Corp. (The), Class A	6,795	167,293
Chico’s FAS, Inc.	59,569	484,892
Children’s Place, Inc. (The)	7,262	877,250
Citi Trends, Inc.	3,743	102,708
Conn’s, Inc. (x)*	8,213	271,029
Container Store Group, Inc. (The)*	4,247	35,717
DSW, Inc., Class A	29,574	763,601
Express, Inc.*	32,036	293,129
Five Below, Inc.*	22,967	2,244,104
Francesca’s Holdings Corp.*	17,185	129,747
GameStop Corp., Class A (x)	42,199	614,839
Genesco, Inc.*	8,104	321,729
GNC Holdings, Inc., Class A (x)*	33,622	118,349
Group 1 Automotive, Inc.	9,281	584,703
Guess?, Inc.	25,983	556,036
Haverty Furniture Cos., Inc.	5,438	117,461
Hibbett Sports, Inc. (x)*	5,960	136,484
Hudson Ltd., Class A*	16,309	285,244
J. Jill, Inc.*	5,239	48,932
Kirkland’s, Inc.*	4,557	53,043
Lithia Motors, Inc., Class A	10,131	958,089
Lumber Liquidators Holdings, Inc. (x)*	12,069	293,880
MarineMax, Inc.*	6,117	115,917
Monro, Inc. (x)	14,458	840,010
Murphy USA, Inc.*	13,029	967,924
National Vision Holdings, Inc. (x)*	13,845	506,312
New York & Co., Inc.*	8,484	43,438
Office Depot, Inc.	240,592	613,510
Party City Holdco, Inc. (x)*	15,140	230,885
Pier 1 Imports, Inc.	22,864	54,416
Rent-A-Center, Inc. (x)*	13,293	195,673
RH (x)*	8,443	1,179,487
Sally Beauty Holdings, Inc. (x)*	51,409	824,086
Shoe Carnival, Inc.	3,204	103,970
Signet Jewelers Ltd.	24,744	1,379,478
Sleep Number Corp.*	18,304	531,182
Sonic Automotive, Inc., Class A	9,452	194,711
Sportsman’s Warehouse Holdings, Inc. (x)*	11,669	59,745
Tailored Brands, Inc. (x)	22,362	570,678
Tile Shop Holdings, Inc.	16,629	128,043
Tilly’s, Inc., Class A	4,177	63,282
Winmark Corp.	744	110,447
Zumiez, Inc.*	5,436	136,172

		26,737,384

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	31,593	556,353
Culp, Inc.	3,159	77,553
Deckers Outdoor Corp.*	13,475	1,521,193
Fossil Group, Inc. (x)*	19,294	518,430
G-III Apparel Group Ltd.*	19,157	850,571
Movado Group, Inc.	6,647	321,050
Oxford Industries, Inc.	7,256	602,103
Perry Ellis International, Inc.*	4,049	110,011
Rocky Brands, Inc. (x)	2,024	60,720
Steven Madden Ltd.	24,988	1,326,863
Superior Group of Cos., Inc.	2,487	51,506
Unifi, Inc.*	4,487	142,238
Vera Bradley, Inc.*	6,774	95,107
Wolverine World Wide, Inc.	38,651	1,343,895

		7,577,593

Total Consumer Discretionary		123,352,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	3,504	$1,050,149
Castle Brands, Inc. (x)*	27,554	32,789
Celsius Holdings, Inc. (x)*	6,484	29,826
Coca-Cola Bottling Co. Consolidated	2,108	284,854
Craft Brew Alliance, Inc.*	3,770	77,851
MGP Ingredients, Inc. (x)	5,569	494,583
National Beverage Corp. (x)*	4,793	512,372
Primo Water Corp.*	8,054	140,864

		2,623,288

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	12,497	427,397
Chefs’ Warehouse, Inc. (The)*	6,095	173,708
Ingles Markets, Inc., Class A	6,132	194,998
Natural Grocers by Vitamin Cottage, Inc. (x)*	3,202	40,793
Performance Food Group Co.*	42,658	1,565,548
PriceSmart, Inc.	9,231	835,406
Rite Aid Corp. (x)*	441,851	764,402
Smart & Final Stores, Inc.*	12,564	69,730
SpartanNash Co.	15,239	388,899
SUPERVALU, Inc. (x)*	16,926	347,322
United Natural Foods, Inc.*	22,262	949,697
Village Super Market, Inc., Class A	2,526	74,416
Weis Markets, Inc.	4,368	232,989

		6,065,305

Food Products (0.9%)
Alico, Inc.	765	24,251
B&G Foods, Inc. (x)	28,489	851,821
Calavo Growers, Inc. (x)	7,205	692,761
Cal-Maine Foods, Inc.*	13,751	630,483
Darling Ingredients, Inc.*	71,068	1,412,833
Dean Foods Co.	40,871	429,554
Farmer Brothers Co.*	3,781	115,510
Fresh Del Monte Produce, Inc.	14,373	640,317
Freshpet, Inc.*	9,976	273,841
Hostess Brands, Inc.*	39,825	541,620
J&J Snack Foods Corp.	6,435	981,144
John B Sanfilippo & Son, Inc.	3,122	232,433
Lancaster Colony Corp.	8,196	1,134,490
Landec Corp.*	8,195	122,106
Limoneira Co.	3,463	85,224
Sanderson Farms, Inc.	8,836	929,105
Seneca Foods Corp., Class A*	2,264	61,128
Simply Good Foods Co. (The) (x)*	25,138	362,993
Tootsie Roll Industries, Inc. (x)	6,711	207,034

		9,728,648

Household Products (0.2%)
Central Garden & Pet Co.*	3,071	133,527
Central Garden & Pet Co., Class A*	16,772	678,763
HRG Group, Inc.*	53,162	695,891
Oil-Dri Corp. of America	1,926	81,162
WD-40 Co.	6,155	900,168

		2,489,511

Personal Products (0.3%)
Edgewell Personal Care Co.*	22,541	1,137,419
elf Beauty, Inc. (x)*	10,967	167,137
Inter Parfums, Inc.	6,665	356,578
Medifast, Inc.	4,712	754,674
Natural Health Trends Corp. (x)	2,350	58,797
Nature’s Sunshine Products, Inc.*	3,775	35,296
Revlon, Inc., Class A (x)*	5,768	101,228
USANA Health Sciences, Inc.*	5,107	588,837

		3,199,966

Tobacco (0.2%)
22nd Century Group, Inc. (x)*	34,679	85,310
Alliance One International, Inc.*	2,474	39,213
Turning Point Brands, Inc.	2,290	73,051
Universal Corp.	11,211	740,487
Vector Group Ltd. (x)	42,949	819,467

		1,757,528

Total Consumer Staples		25,864,246

Energy (4.5%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	54,875	658,500
Basic Energy Services, Inc.*	5,553	61,694
Bristow Group, Inc.*	16,222	228,892
C&J Energy Services, Inc.*	27,091	639,348
Cactus, Inc., Class A*	10,876	367,500
CARBO Ceramics, Inc. (x)*	10,960	100,503
Covia Holdings Corp.*	13,091	242,969
Dawson Geophysical Co.*	6,137	48,482
Diamond Offshore Drilling, Inc. (x)*	27,467	572,962
Dril-Quip, Inc.*	16,254	835,456
Era Group, Inc.*	6,399	82,867
Exterran Corp.*	14,229	356,294
Forum Energy Technologies, Inc.*	35,712	441,043
Frank’s International NV (x)	31,483	245,567
FTS International, Inc.*	12,297	175,109
Gulfmark Offshore, Inc. (x)*	1,097	36,750
Helix Energy Solutions Group, Inc.*	60,758	506,114
Independence Contract Drilling, Inc.*	9,614	39,610
ION Geophysical Corp. (x)*	3,184	77,371
Keane Group, Inc. (x)*	22,132	302,544
Key Energy Services, Inc.*	4,516	73,340
Liberty Oilfield Services, Inc., Class A (x)*	9,230	172,786
Mammoth Energy Services, Inc.*	3,897	132,342
Matrix Service Co.*	13,483	247,413
McDermott International, Inc.*	75,117	1,476,048
Natural Gas Services Group, Inc.*	3,579	84,464
NCS Multistage Holdings, Inc. (x)*	5,524	80,264
Newpark Resources, Inc.*	33,708	365,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nine Energy Service, Inc.*	4,433	$146,821
Noble Corp. plc*	104,102	658,966
Ocean Rig UDW, Inc., Class A (x)*	22,904	675,210
Oceaneering International, Inc.	41,531	1,057,378
Oil States International, Inc.*	25,332	813,157
PHI, Inc. (Non-Voting)*	5,669	57,654
Pioneer Energy Services Corp.*	35,373	206,932
Profire Energy, Inc.*	7,029	23,758
ProPetro Holding Corp.*	29,833	467,781
Quintana Energy Services, Inc.*	1,589	13,459
RigNet, Inc.*	4,696	48,369
Rowan Cos. plc, Class A*	53,149	862,077
SEACOR Holdings, Inc.*	7,544	432,045
SEACOR Marine Holdings, Inc.*	7,174	165,648
Select Energy Services, Inc., Class A*	22,373	325,080
Smart Sand, Inc. (x)*	6,912	36,703
Solaris Oilfield Infrastructure, Inc., Class A (x)*	11,444	163,535
Superior Energy Services, Inc.*	65,485	637,824
TETRA Technologies, Inc.*	47,790	212,666
Tidewater, Inc. (x)*	10,085	291,759
Unit Corp.*	23,330	596,315
US Silica Holdings, Inc.	33,603	863,261

		17,408,362

Oil, Gas & Consumable Fuels (2.8%)
Abraxas Petroleum Corp.*	66,988	193,595
Adams Resources & Energy, Inc.	640	27,520
Alta Mesa Resources, Inc. (x)*	39,903	271,739
Amyris, Inc.*	7,235	46,232
Approach Resources, Inc. (x)*	13,662	33,335
Arch Coal, Inc., Class A	8,428	661,008
Ardmore Shipping Corp.*	9,777	80,171
Bonanza Creek Energy, Inc.*	8,486	321,365
California Resources Corp. (x)*	18,978	862,360
Callon Petroleum Co.*	91,900	987,006
Carrizo Oil & Gas, Inc.*	32,862	915,207
Clean Energy Fuels Corp.*	69,269	255,603
Cloud Peak Energy, Inc.*	23,871	83,310
CONSOL Energy, Inc.*	11,838	453,987
CVR Energy, Inc. (x)	6,544	242,063
Delek US Holdings, Inc.	35,713	1,791,721
Denbury Resources, Inc.*	178,810	860,076
DHT Holdings, Inc.	44,393	208,203
Dorian LPG Ltd.*	10,614	81,091
Earthstone Energy, Inc., Class A*	5,347	47,321
Eclipse Resources Corp.*	46,048	73,677
Energy Fuels, Inc.*	21,588	49,005
Energy XXI Gulf Coast, Inc.*	9,535	84,289
EP Energy Corp., Class A (x)*	34,342	103,026
Evolution Petroleum Corp.	8,139	80,169
Frontline Ltd. (x)*	31,064	181,414
GasLog Ltd. (x)	17,742	338,872
Golar LNG Ltd.	40,106	1,181,523
Goodrich Petroleum Corp. (x)*	2,482	30,702
Green Plains, Inc.	18,817	344,351
Gulfport Energy Corp.*	73,374	922,311
Halcon Resources Corp. (x)*	61,181	268,585
Hallador Energy Co.	4,723	33,722
HighPoint Resources Corp.*	44,453	270,274
International Seaways, Inc.*	10,234	236,815
Isramco, Inc.*	206	25,317
Jagged Peak Energy, Inc. (x)*	24,989	325,357
Laredo Petroleum, Inc. (x)*	66,250	637,325
Lilis Energy, Inc. (x)*	13,385	69,602
Matador Resources Co.*	41,566	1,249,058
Midstates Petroleum Co., Inc.*	4,754	64,702
NACCO Industries, Inc., Class A	1,149	38,779
NextDecade Corp. (x)*	2,265	15,493
Nordic American Tankers Ltd. (x)	56,060	150,241
Northern Oil and Gas, Inc.*	32,273	101,660
Oasis Petroleum, Inc.*	111,924	1,451,654
Overseas Shipholding Group, Inc., Class A*	21,517	83,486
Panhandle Oil and Gas, Inc., Class A	6,878	131,370
Par Pacific Holdings, Inc.*	12,098	210,263
PDC Energy, Inc.*	28,281	1,709,586
Peabody Energy Corp.	33,887	1,541,181
Penn Virginia Corp. (x)*	5,333	452,718
Renewable Energy Group, Inc.*	15,619	278,799
Resolute Energy Corp. (x)*	9,299	290,129
REX American Resources Corp.*	2,467	199,753
Ring Energy, Inc.*	22,700	286,474
Sanchez Energy Corp. (x)*	27,417	123,925
SandRidge Energy, Inc.*	14,591	258,844
Scorpio Tankers, Inc.	115,472	324,476
SemGroup Corp., Class A	32,522	826,059
Ship Finance International Ltd. (x)	37,157	555,497
SilverBow Resources, Inc.*	2,256	65,153
Southwestern Energy Co.*	247,583	1,312,190
SRC Energy, Inc.*	101,457	1,118,056
Talos Energy, Inc.*	9,102	292,447
Teekay Corp.	29,656	229,834
Teekay Tankers Ltd., Class A	78,633	92,001
Tellurian, Inc. (x)*	31,572	262,679
Ultra Petroleum Corp. (x)*	84,931	196,191
Uranium Energy Corp. (x)*	42,955	69,158
W&T Offshore, Inc.*	35,921	256,835
WildHorse Resource Development Corp.*	14,305	362,775
World Fuel Services Corp.	28,172	574,991
Zion Oil & Gas, Inc. (x)*	15,853	64,284

		28,919,990

Total Energy		46,328,352

Financials (16.3%)
Banks (8.8%)
1st Constitution Bancorp (x)	2,069	47,380
1st Source Corp.	7,031	375,666
Access National Corp.	6,046	172,916
ACNB Corp.	1,848	62,924
Allegiance Bancshares, Inc.*	4,590	198,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American National Bankshares, Inc.	3,070	$122,800
Ameris Bancorp	16,990	906,417
Ames National Corp.	2,608	80,457
Arrow Financial Corp.	4,291	156,192
Atlantic Capital Bancshares, Inc.*	10,994	216,032
Auburn National Bancorporation, Inc. (x)	653	32,395
Banc of California, Inc.	19,589	382,965
BancFirst Corp.	7,055	417,656
Bancorp, Inc. (The)*	19,641	205,445
BancorpSouth Bank	40,369	1,330,159
Bank of Commerce Holdings	4,732	60,333
Bank of Marin Bancorp	2,279	184,257
Bank of NT Butterfield & Son Ltd. (The)	23,183	1,059,927
Bank of Princeton (The)*	1,587	52,768
Bankwell Financial Group, Inc.	1,855	59,638
Banner Corp.	13,538	814,040
Bar Harbor Bankshares	5,161	156,327
Baycom Corp. (x)*	3,116	77,121
BCB Bancorp, Inc.	4,063	60,945
Berkshire Hills Bancorp, Inc.	18,233	740,260
Blue Hills Bancorp, Inc.	9,213	204,529
Boston Private Financial Holdings, Inc.	38,213	607,587
Bridge Bancorp, Inc.	7,826	281,345
Brookline Bancorp, Inc.	36,438	677,747
Bryn Mawr Bank Corp.	8,449	391,189
BSB Bancorp, Inc.*	3,053	105,023
Business First Bancshares, Inc. (x)	2,674	70,460
Byline Bancorp, Inc.*	6,761	151,041
C&F Financial Corp.	1,006	62,925
Cadence Bancorp	19,890	574,224
Cambridge Bancorp (x)	1,184	102,463
Camden National Corp.	6,586	301,046
Capital City Bank Group, Inc.	3,993	94,355
Capstar Financial Holdings, Inc.*	2,694	49,920
Carolina Financial Corp.	7,898	338,982
Cathay General Bancorp	33,915	1,373,218
CB Financial Services, Inc. (x)	1,369	47,094
CBTX, Inc. (x)	7,049	232,969
CenterState Bank Corp.	34,751	1,036,275
Central Pacific Financial Corp.	11,835	339,073
Central Valley Community Bancorp	3,609	76,366
Century Bancorp, Inc., Class A	1,094	83,582
Chemical Financial Corp.	30,523	1,699,214
Chemung Financial Corp.	937	46,953
Citizens & Northern Corp.	4,342	112,284
City Holding Co.	6,580	495,013
Civista Bancshares, Inc.	3,061	74,199
CNB Financial Corp.	4,884	146,813
CoBiz Financial, Inc.	16,303	350,188
Codorus Valley Bancorp, Inc. (x)	2,644	81,118
Columbia Banking System, Inc.	30,892	1,263,483
Community Bank System, Inc.	21,776	1,286,308
Community Bankers Trust Corp.*	6,559	58,703
Community Financial Corp. (The)	1,211	42,821
Community Trust Bancorp, Inc.	6,794	339,360
ConnectOne Bancorp, Inc.	12,890	320,961
County Bancorp, Inc.	1,388	38,170
Customers Bancorp, Inc.*	12,903	366,187
CVB Financial Corp.	44,886	1,006,344
Eagle Bancorp, Inc.*	13,580	832,454
Enterprise Bancorp, Inc.	3,185	128,770
Enterprise Financial Services Corp.	9,662	521,265
Equity Bancshares, Inc., Class A*	5,378	223,079
Esquire Financial Holdings, Inc. (x)*	1,402	36,999
Evans Bancorp, Inc.	1,433	66,061
Farmers & Merchants Bancorp, Inc.	2,764	111,527
Farmers Capital Bank Corp.	2,848	148,381
Farmers National Banc Corp.	9,181	146,437
FB Financial Corp.	5,890	239,841
FCB Financial Holdings, Inc., Class A*	17,852	1,049,698
Fidelity D&D Bancorp, Inc. (x)	639	39,612
Fidelity Southern Corp.	9,278	235,754
Financial Institutions, Inc.	5,951	195,788
First Bancorp, Inc.	4,983	140,620
First Bancorp/NC	11,327	463,388
First Bancorp/PR*	88,044	673,537
First Bancshares, Inc. (The)	4,084	146,820
First Bank	3,805	52,890
First Busey Corp.	18,026	571,785
First Business Financial Services, Inc.	2,209	57,434
First Choice Bancorp (x)	1,796	54,886
First Commonwealth Financial Corp.	41,768	647,822
First Community Bancshares, Inc.	5,717	182,144
First Community Corp. (x)	2,094	52,559
First Connecticut Bancorp, Inc.	7,728	236,477
First Financial Bancorp	40,119	1,229,647
First Financial Bankshares, Inc. (x)	27,473	1,398,375
First Financial Corp.	4,744	215,140
First Financial Northwest, Inc.	2,694	52,587
First Foundation, Inc.*	12,678	235,050
First Guaranty Bancshares, Inc. (x)	1,281	33,332
First Internet Bancorp	3,562	121,464
First Interstate BancSystem, Inc., Class A	13,924	587,593
First Merchants Corp.	20,151	935,006
First Mid-Illinois Bancshares, Inc.	4,468	175,592
First Midwest Bancorp, Inc.	43,798	1,115,535
First Northwest Bancorp*	2,683	42,848
First of Long Island Corp. (The)	8,961	222,681
First United Corp. (x)	1,969	40,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Flushing Financial Corp.	12,116	$316,228
FNB Bancorp	1,798	65,933
Franklin Financial Network, Inc.*	5,235	196,836
Fulton Financial Corp.	73,468	1,212,222
German American Bancorp, Inc.	9,466	339,356
Glacier Bancorp, Inc.	34,901	1,349,971
Great Southern Bancorp, Inc.	4,001	228,857
Great Western Bancorp, Inc.	25,684	1,078,471
Green Bancorp, Inc.	11,491	248,206
Guaranty Bancorp	9,478	282,444
Guaranty Bancshares, Inc.	3,053	100,566
Hancock Whitney Corp.	35,845	1,672,168
Hanmi Financial Corp.	14,289	405,093
HarborOne Bancorp, Inc.*	7,205	136,463
Heartland Financial USA, Inc.	12,351	677,452
Heritage Commerce Corp.	14,983	254,561
Heritage Financial Corp.	14,913	519,718
Hilltop Holdings, Inc.	32,787	723,609
Home BancShares, Inc.	67,535	1,523,589
HomeTrust Bancshares, Inc.*	6,076	171,039
Hope Bancorp, Inc.	58,758	1,047,655
Horizon Bancorp, Inc.	15,200	314,488
Howard Bancorp, Inc.*	4,780	86,040
IBERIABANK Corp.	23,409	1,774,401
Independent Bank Corp./MA	11,766	922,454
Independent Bank Corp./MI	9,446	240,873
Independent Bank Group, Inc.	8,775	586,170
International Bancshares Corp.	23,995	1,026,986
Investar Holding Corp.	2,574	71,171
Investors Bancorp, Inc.	108,466	1,387,279
Lakeland Bancorp, Inc.	18,447	366,173
Lakeland Financial Corp.	10,619	511,730
LCNB Corp.	2,553	50,294
LegacyTexas Financial Group, Inc.	20,201	788,243
Level One Bancorp, Inc.	498	13,536
Live Oak Bancshares, Inc.	9,584	293,750
Macatawa Bank Corp.	9,922	120,453
MB Financial, Inc.	35,562	1,660,744
MBT Financial Corp.	5,663	60,311
Mercantile Bank Corp.	5,919	218,766
Metropolitan Bank Holding Corp.*	2,649	139,020
Mid Penn Bancorp, Inc. (x)	1,054	36,785
Middlefield Banc Corp.	816	41,371
Midland States Bancorp, Inc.	8,487	290,765
MidSouth Bancorp, Inc.	4,447	58,923
MidWestOne Financial Group, Inc.	4,247	143,464
MutualFirst Financial, Inc.	1,783	67,308
MVB Financial Corp.	2,327	42,002
National Bank Holdings Corp., Class A	12,616	486,851
National Bankshares, Inc.	2,056	95,398
National Commerce Corp.*	5,612	259,836
NBT Bancorp, Inc.	18,505	705,966
Nicolet Bankshares, Inc.*	3,409	187,870
Northeast Bancorp	2,000	43,600
Northrim Bancorp, Inc.	2,095	82,857
Norwood Financial Corp.	1,789	64,440
Oak Valley Bancorp (x)	1,558	35,631
OFG Bancorp	15,655	219,953
Ohio Valley Banc Corp. (x)	1,243	65,195
Old Line Bancshares, Inc.	5,764	201,221
Old National Bancorp	63,702	1,184,857
Old Second Bancorp, Inc.	10,879	156,658
Opus Bank	7,668	220,072
Origin Bancorp, Inc. (x)	6,059	248,055
Orrstown Financial Services, Inc.	2,123	55,198
Pacific Mercantile Bancorp*	4,665	45,484
Pacific Premier Bancorp, Inc.*	18,737	714,817
Park National Corp.	6,162	686,570
Parke Bancorp, Inc.	1,919	45,387
Peapack Gladstone Financial Corp.	7,628	263,853
Penns Woods Bancorp, Inc.	1,322	59,199
Peoples Bancorp of North Carolina, Inc.	1,422	45,547
Peoples Bancorp, Inc.	6,514	246,099
Peoples Financial Services Corp.	2,140	100,623
People’s Utah Bancorp	5,999	214,164
Preferred Bank	5,309	326,291
Premier Financial Bancorp, Inc.	3,555	66,372
QCR Holdings, Inc.	4,831	229,231
RBB Bancorp	4,675	150,161
Reliant Bancorp, Inc. (x)	3,283	92,088
Renasant Corp.	21,331	970,987
Republic Bancorp, Inc., Class A	4,089	185,232
Republic First Bancorp, Inc.*	18,454	144,864
S&T Bancorp, Inc.	15,170	655,951
Sandy Spring Bancorp, Inc.	14,664	601,371
SB One Bancorp (x)	1,814	53,876
Seacoast Banking Corp. of Florida*	18,853	595,378
Select Bancorp, Inc. (x)*	2,426	32,678
ServisFirst Bancshares, Inc.	20,433	852,669
Shore Bancshares, Inc.	3,887	73,931
Sierra Bancorp	4,686	132,333
Simmons First National Corp., Class A	37,605	1,124,390
SmartFinancial, Inc.*	3,743	96,420
South State Corp.	15,275	1,317,469
Southern First Bancshares, Inc.*	2,327	102,853
Southern National Bancorp of Virginia, Inc.	6,641	118,475
Southside Bancshares, Inc.	13,339	449,258
Spirit of Texas Bancshares, Inc.*	689	14,193
State Bank Financial Corp.	16,622	555,175
Stock Yards Bancorp, Inc.	9,886	377,151
Summit Financial Group, Inc.	3,727	100,033
Tompkins Financial Corp.	6,441	553,153
Towne Bank	26,881	862,880
TriCo Bancshares	10,195	381,803
TriState Capital Holdings, Inc.*	9,204	240,224
Triumph Bancorp, Inc.*	9,388	382,561
Trustmark Corp.	29,403	959,420
UMB Financial Corp.	19,620	1,495,632
Union Bankshares Corp.	27,591	1,072,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Union Bankshares, Inc. (x)	1,172	$60,827
United Bankshares, Inc.	43,450	1,581,579
United Community Banks, Inc.	33,792	1,036,401
United Security Bancshares	3,923	43,938
Unity Bancorp, Inc.	2,284	51,961
Univest Corp. of Pennsylvania	12,020	330,550
Valley National Bancorp	135,848	1,651,911
Veritex Holdings, Inc.*	8,473	263,256
Washington Trust Bancorp, Inc.	7,437	432,090
WesBanco, Inc.	18,782	845,941
West Bancorporation, Inc.	5,225	131,409
Westamerica Bancorp (x)	12,023	679,420

		89,640,535

Capital Markets (1.2%)
Arlington Asset Investment Corp., Class A (x)	18,959	195,467
Artisan Partners Asset Management, Inc., Class A	20,618	621,633
Ashford, Inc.	238	15,422
Associated Capital Group, Inc., Class A (x)	2,248	85,312
B. Riley Financial, Inc.	8,921	201,169
BrightSphere Investment Group plc	35,025	499,457
Cohen & Steers, Inc.	10,881	453,847
Cowen, Inc. (x)*	13,111	181,587
Diamond Hill Investment Group, Inc.	1,499	291,451
Donnelley Financial Solutions, Inc.*	14,275	247,957
Federated Investors, Inc., Class B	26,262	612,430
Financial Engines, Inc.	26,055	1,169,870
GAIN Capital Holdings, Inc. (x)	17,071	128,886
GAMCO Investors, Inc., Class A	3,131	83,786
Greenhill & Co., Inc. (x)	10,296	292,406
Hamilton Lane, Inc., Class A	6,419	307,919
Houlihan Lokey, Inc.	12,818	656,538
INTL. FCStone, Inc.*	6,476	334,874
Investment Technology Group, Inc.	13,307	278,382
Ladenburg Thalmann Financial Services, Inc.	37,672	128,085
Moelis & Co., Class A	16,645	976,229
Oppenheimer Holdings, Inc., Class A	4,000	112,000
Piper Jaffray Cos.	6,948	533,954
PJT Partners, Inc., Class A	8,475	452,480
Pzena Investment Management, Inc., Class A	10,132	93,316
Safeguard Scientifics, Inc.*	5,750	73,600
Siebert Financial Corp. (x)*	1,741	18,141
Silvercrest Asset Management Group, Inc., Class A	2,876	46,879
Stifel Financial Corp.	29,001	1,515,301
Value Line, Inc.	561	13,296
Virtus Investment Partners, Inc.	2,795	357,620
Waddell & Reed Financial, Inc., Class A	35,154	631,717
Westwood Holdings Group, Inc.	3,558	211,843
WisdomTree Investments, Inc.	51,861	470,898

		12,293,752

Consumer Finance (0.7%)
Curo Group Holdings Corp.*	4,122	102,844
Elevate Credit, Inc. (x)*	9,798	82,891
Encore Capital Group, Inc. (x)*	11,630	425,658
Enova International, Inc.*	13,871	506,985
EZCORP, Inc., Class A (x)*	20,496	246,977
FirstCash, Inc.	19,407	1,743,719
Green Dot Corp., Class A*	20,085	1,474,038
LendingClub Corp.*	141,764	537,286
Nelnet, Inc., Class A	7,958	464,827
PRA Group, Inc.*	20,454	788,502
Regional Management Corp.*	3,720	130,274
World Acceptance Corp.*	2,513	278,968

		6,782,969

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	15,346	377,665
Cannae Holdings, Inc.*	28,076	520,810
FGL Holdings (x)*	59,630	500,296
Marlin Business Services Corp.	2,940	87,759
On Deck Capital, Inc.*	22,301	156,107
Tiptree, Inc.	8,038	54,658

		1,697,295

Insurance (2.4%)
Ambac Financial Group, Inc.*	20,408	405,099
American Equity Investment Life Holding Co.	39,403	1,418,507
AMERISAFE, Inc.	8,549	493,705
AmTrust Financial Services, Inc.	44,191	643,863
Argo Group International Holdings Ltd.	14,851	863,586
Baldwin & Lyons, Inc., Class B	4,126	100,674
Citizens, Inc. (x)*	17,668	137,634
CNO Financial Group, Inc.	69,868	1,330,286
Crawford & Co., Class B	8,289	71,700
Donegal Group, Inc., Class A	4,119	56,060
eHealth, Inc.*	7,816	172,734
EMC Insurance Group, Inc.	4,276	118,787
Employers Holdings, Inc.	13,914	559,343
Enstar Group Ltd.*	5,202	1,078,375
FBL Financial Group, Inc., Class A	4,684	368,865
FedNat Holding Co.	5,931	136,828
Genworth Financial, Inc., Class A*	218,455	983,048
Global Indemnity Ltd.	3,669	143,018
Goosehead Insurance, Inc., Class A*	5,148	128,494
Greenlight Capital Re Ltd., Class A*	14,116	200,447
Hallmark Financial Services, Inc.*	6,753	67,395
HCI Group, Inc.	3,513	146,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Insurance Innovations, Inc., Class A (x)*	6,005	$194,262
Heritage Insurance Holdings, Inc. (x)	10,987	183,153
Horace Mann Educators Corp.	17,898	798,251
Independence Holding Co.	1,868	62,111
Infinity Property & Casualty Corp.	4,642	660,789
Investors Title Co.	547	101,009
James River Group Holdings Ltd.	11,057	434,430
Kemper Corp.	16,888	1,277,576
Kingstone Cos., Inc.	2,924	49,416
Kinsale Capital Group, Inc.	7,960	436,686
Maiden Holdings Ltd.	29,945	232,074
MBIA, Inc. (x)*	37,655	340,401
National General Holdings Corp.	25,132	661,726
National Western Life Group, Inc., Class A	991	304,495
Navigators Group, Inc. (The)	8,533	486,381
NI Holdings, Inc.*	4,930	83,564
Primerica, Inc.	18,483	1,840,906
ProAssurance Corp.	22,263	789,223
RLI Corp.	16,838	1,114,507
Safety Insurance Group, Inc.	6,397	546,304
Selective Insurance Group, Inc.	25,514	1,403,269
State Auto Financial Corp.	6,208	185,681
Stewart Information Services Corp.	10,658	459,040
Third Point Reinsurance Ltd.*	37,146	464,325
Trupanion, Inc. (x)*	9,399	362,801
United Fire Group, Inc.	8,857	482,795
United Insurance Holdings Corp.	8,322	162,945
Universal Insurance Holdings, Inc.	14,866	521,797
WMIH Corp.*	78,768	105,549

		24,369,949

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	11,474	215,596
Anworth Mortgage Asset Corp. (REIT)	41,715	207,324
Apollo Commercial Real Estate Finance, Inc. (REIT)	51,917	949,043
Arbor Realty Trust, Inc. (REIT) (x)	15,719	163,949
Ares Commercial Real Estate Corp. (REIT)	11,144	153,899
ARMOUR Residential REIT, Inc. (REIT)	17,382	396,483
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	42,804	1,345,330
Capstead Mortgage Corp. (REIT)	43,004	384,886
Cherry Hill Mortgage Investment Corp. (REIT)	7,063	126,145
Colony Credit Real Estate, Inc. (REIT) (x)	32,408	671,818
CYS Investments, Inc. (REIT)	68,552	514,140
Dynex Capital, Inc. (REIT)	24,203	158,046
Exantas Capital Corp. (REIT)	15,436	157,138
Granite Point Mortgage Trust, Inc. (REIT)	17,878	328,061
Great Ajax Corp. (REIT)	5,578	72,960
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	21,992	434,342
Invesco Mortgage Capital, Inc. (REIT)	48,904	777,574
KKR Real Estate Finance Trust, Inc. (REIT) (x)	7,348	145,343
Ladder Capital Corp. (REIT)	35,077	547,903
MTGE Investment Corp. (REIT)	19,499	382,180
New York Mortgage Trust, Inc. (REIT) (x)	49,805	299,328
Orchid Island Capital, Inc. (REIT) (x)	24,734	186,000
Owens Realty Mortgage, Inc. (REIT)	154	2,569
PennyMac Mortgage Investment Trust (REIT) ‡	28,189	535,309
Redwood Trust, Inc. (REIT)	32,354	532,870
Sutherland Asset Management Corp. (REIT)	7,319	118,934
TPG RE Finance Trust, Inc. (REIT)	13,876	281,960
Western Asset Mortgage Capital Corp. (REIT)	17,926	186,789

		10,275,919

Thrifts & Mortgage Finance (2.0%)
BankFinancial Corp.	5,346	94,357
Beneficial Bancorp, Inc.	31,961	517,768
BofI Holding, Inc. (x)*	26,590	1,087,797
Bridgewater Bancshares, Inc.*	2,651	33,721
Capitol Federal Financial, Inc.	59,118	777,993
Charter Financial Corp.	5,910	142,727
Columbia Financial, Inc. (x)*	20,771	343,760
Dime Community Bancshares, Inc.	13,023	253,949
Entegra Financial Corp.*	1,867	54,703
ESSA Bancorp, Inc.	2,395	37,913
Essent Group Ltd.*	40,377	1,446,304
Federal Agricultural Mortgage Corp., Class C	3,968	355,057
First Defiance Financial Corp.	3,652	244,903
First Savings Financial Group, Inc. (x)	413	30,351
Flagstar Bancorp, Inc.*	12,396	424,687
FS Bancorp, Inc.	912	57,684
Greene County Bancorp, Inc.	722	24,476
Hingham Institution for Savings	566	124,350
Home Bancorp, Inc.	2,634	122,613
HomeStreet, Inc.*	11,373	306,502
Impac Mortgage Holdings, Inc.*	3,554	33,870
Kearny Financial Corp.	44,727	601,578
LendingTree, Inc. (x)*	3,139	671,118
Luther Burbank Corp.	5,632	64,796
Malvern Bancorp, Inc.*	2,007	48,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Merchants Bancorp	6,104	$174,147
Meridian Bancorp, Inc.	22,644	433,633
Meta Financial Group, Inc.	3,785	368,659
MGIC Investment Corp.*	160,399	1,719,476
Nationstar Mortgage Holdings, Inc.*	8,556	149,987
NMI Holdings, Inc., Class A*	24,098	392,797
Northfield Bancorp, Inc.	20,694	343,934
Northwest Bancshares, Inc.	42,624	741,231
OceanFirst Financial Corp.	18,832	564,207
Ocwen Financial Corp.*	42,845	169,666
OP Bancorp (x)*	2,853	36,290
Oritani Financial Corp.	16,188	262,246
PCSB Financial Corp.	7,425	147,535
PDL Community Bancorp (x)*	2,700	42,417
PennyMac Financial Services, Inc., Class A*‡	5,008	98,407
PHH Corp.*	16,588	180,146
Provident Bancorp, Inc.*	1,281	33,562
Provident Financial Services, Inc.	26,851	739,208
Prudential Bancorp, Inc.	2,487	47,999
Radian Group, Inc.	93,558	1,517,510
Riverview Bancorp, Inc.	6,016	50,775
SI Financial Group, Inc.	3,260	48,085
Southern Missouri Bancorp, Inc.	2,342	91,385
Sterling Bancorp, Inc.	6,221	83,113
Territorial Bancorp, Inc.	2,724	84,444
Timberland Bancorp, Inc.	1,931	72,104
TrustCo Bank Corp.	42,511	378,348
United Community Financial Corp.	19,803	217,635
United Financial Bancorp, Inc.	25,758	451,280
Walker & Dunlop, Inc.	12,214	679,709
Washington Federal, Inc.	37,187	1,216,015
Waterstone Financial, Inc.	9,735	165,982
Western New England Bancorp, Inc.	9,328	102,608
WSFS Financial Corp.	12,727	678,349

		20,384,736

Total Financials		165,445,155

Health Care (14.0%)
Biotechnology (5.8%)
Abeona Therapeutics, Inc. (x)*	14,194	227,104
ACADIA Pharmaceuticals, Inc. (x)*	41,431	632,651
Acceleron Pharma, Inc.*	16,276	789,712
Achaogen, Inc. (x)*	14,236	123,284
Achillion Pharmaceuticals, Inc.*	58,235	164,805
Acorda Therapeutics, Inc.*	18,521	531,553
Adamas Pharmaceuticals, Inc. (x)*	8,315	214,776
ADMA Biologics, Inc. (x)*	5,704	25,725
Aduro Biotech, Inc.*	25,422	177,954
Adverum Biotechnologies, Inc. (x)*	16,362	86,719
Aeglea BioTherapeutics, Inc. (x)*	4,898	51,821
Agenus, Inc. (x)*	32,916	74,719
Aimmune Therapeutics, Inc.*	16,941	455,543
Akebia Therapeutics, Inc.*	19,905	198,652
Albireo Pharma, Inc. (x)*	3,641	129,256
Alder Biopharmaceuticals, Inc.*	25,178	397,812
Aldeyra Therapeutics, Inc.*	4,786	38,049
Allena Pharmaceuticals, Inc.*	3,498	45,579
AMAG Pharmaceuticals, Inc. (x)*	15,370	299,715
Amicus Therapeutics, Inc.*	77,365	1,208,441
AnaptysBio, Inc. (x)*	7,783	552,904
Apellis Pharmaceuticals, Inc.*	15,168	333,696
Arbutus Biopharma Corp.*	10,619	77,519
Arcus Biosciences, Inc. (x)*	3,217	39,376
Ardelyx, Inc.*	10,293	38,084
Arena Pharmaceuticals, Inc.*	20,650	900,340
ArQule, Inc. (x)*	43,274	239,305
Array BioPharma, Inc.*	85,613	1,436,586
Arrowhead Pharmaceuticals, Inc. (x)*	36,564	497,270
Arsanis, Inc. (x)*	1,272	4,617
Atara Biotherapeutics, Inc. (x)*	17,130	629,528
Athenex, Inc. (x)*	17,675	329,816
Athersys, Inc. (x)*	35,436	69,809
Audentes Therapeutics, Inc.*	13,131	501,736
AVEO Pharmaceuticals, Inc. (x)*	30,574	69,097
Avid Bioservices, Inc. (x)*	15,183	59,517
Bellicum Pharmaceuticals, Inc. (x)*	15,288	112,825
BioCryst Pharmaceuticals, Inc.*	41,752	239,239
Biohaven Pharmaceutical Holding Co. Ltd.*	10,830	428,002
BioSpecifics Technologies Corp.*	1,808	81,107
BioTime, Inc. (x)*	24,335	50,130
Blueprint Medicines Corp.*	17,432	1,106,583
Calithera Biosciences, Inc.*	14,559	72,795
Calyxt, Inc. (x)*	4,355	81,308
Cara Therapeutics, Inc. (x)*	11,494	220,110
CareDx, Inc. (x)*	15,216	186,244
CASI Pharmaceuticals, Inc. (x)*	18,409	151,506
Catalyst Biosciences, Inc. (x)*	3,579	41,767
Catalyst Pharmaceuticals, Inc.*	29,066	90,686
Celcuity, Inc.*	1,755	43,559
Cellular Biomedicine Group, Inc. (x)*	2,786	54,466
ChemoCentryx, Inc. (x)*	10,550	138,944
Chimerix, Inc.*	19,420	92,439
Clovis Oncology, Inc.*	19,825	901,443
Cohbar, Inc. (m)(x)*	6,693	43,839
Coherus Biosciences, Inc.*	17,493	244,902
Concert Pharmaceuticals, Inc.*	8,035	135,229
Corbus Pharmaceuticals Holdings, Inc. (x)*	14,135	71,382
Corvus Pharmaceuticals, Inc.*	4,169	45,776
CTI BioPharma Corp. (x)*	14,315	71,289
Cue Biopharma, Inc. (x)*	5,129	60,830
Cytokinetics, Inc.*	21,281	176,632
CytomX Therapeutics, Inc.*	15,105	345,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Deciphera Pharmaceuticals, Inc.*	4,095	$161,138
Denali Therapeutics, Inc.*	9,321	142,145
Dicerna Pharmaceuticals, Inc. (x)*	17,546	214,939
Dynavax Technologies Corp. (x)*	26,377	402,249
Eagle Pharmaceuticals, Inc.*	4,340	328,364
Editas Medicine, Inc. (x)*	18,333	656,871
Emergent BioSolutions, Inc.*	18,631	940,679
Enanta Pharmaceuticals, Inc.*	6,944	804,810
Epizyme, Inc.*	21,654	293,412
Esperion Therapeutics, Inc. (x)*	8,887	348,282
Evelo Biosciences, Inc.*	2,839	33,500
Fate Therapeutics, Inc. (x)*	20,575	233,321
Fennec Pharmaceuticals, Inc.*	3,397	35,465
FibroGen, Inc.*	30,782	1,926,952
Five Prime Therapeutics, Inc.*	13,079	206,779
Flexion Therapeutics, Inc. (x)*	14,615	377,798
Fortress Biotech, Inc. (x)*	10,668	31,791
Foundation Medicine, Inc. (x)*	6,894	942,410
G1 Therapeutics, Inc. (x)*	8,539	371,105
Genomic Health, Inc.*	9,383	472,903
Geron Corp. (x)*	74,045	253,974
Global Blood Therapeutics, Inc. (x)*	20,031	905,401
GlycoMimetics, Inc.*	15,315	247,031
GTx, Inc. (x)*	2,590	39,653
Halozyme Therapeutics, Inc.*	51,885	875,300
Heron Therapeutics, Inc.*	26,801	1,041,219
Homology Medicines, Inc. (x)*	4,707	96,023
Idera Pharmaceuticals, Inc.*	50,439	66,579
Immune Design Corp.*	11,149	50,728
ImmunoGen, Inc.*	51,616	502,224
Immunomedics, Inc. (x)*	55,321	1,309,448
Inovio Pharmaceuticals, Inc. (x)*	35,310	138,415
Insmed, Inc.*	32,339	764,817
Insys Therapeutics, Inc. (x)*	17,361	125,694
Intellia Therapeutics, Inc. (x)*	13,996	382,931
Intercept Pharmaceuticals, Inc. (x)*	9,188	770,965
Intrexon Corp. (x)*	29,213	407,229
Invitae Corp. (x)*	28,306	208,049
Iovance Biotherapeutics, Inc.*	33,132	424,090
Ironwood Pharmaceuticals, Inc.*	58,224	1,113,243
Jounce Therapeutics, Inc. (x)*	7,344	56,255
Kadmon Holdings, Inc.*	20,867	83,259
Karyopharm Therapeutics, Inc.*	18,793	319,293
Keryx Biopharmaceuticals, Inc. (x)*	44,079	165,737
Kindred Biosciences, Inc.*	7,150	76,148
Kura Oncology, Inc.*	10,181	185,294
La Jolla Pharmaceutical Co. (x)*	8,358	243,803
Lexicon Pharmaceuticals, Inc. (x)*	17,906	214,872
Ligand Pharmaceuticals, Inc.*	8,701	1,802,585
Loxo Oncology, Inc. (x)*	11,183	1,940,026
MacroGenics, Inc.*	15,911	328,562
Madrigal Pharmaceuticals, Inc. (x)*	2,448	684,681
MannKind Corp. (x)*	42,164	80,112
MediciNova, Inc. (x)*	11,646	92,702
Mersana Therapeutics, Inc. (x)*	5,792	103,445
MiMedx Group, Inc. (x)*	45,265	289,243
Minerva Neurosciences, Inc.*	15,623	128,890
Miragen Therapeutics, Inc.*	7,253	46,492
Mirati Therapeutics, Inc.*	7,647	376,997
Molecular Templates, Inc. (x)*	2,723	14,241
Momenta Pharmaceuticals, Inc.*	33,737	689,922
Mustang Bio, Inc.*	4,035	27,801
Myriad Genetics, Inc.*	27,655	1,033,467
NantKwest, Inc. (x)*	16,032	49,058
Natera, Inc.*	13,951	262,558
NewLink Genetics Corp. (x)*	12,989	61,828
Novavax, Inc. (x)*	155,957	208,982
Nymox Pharmaceutical Corp.*	8,866	29,790
OPKO Health, Inc. (x)*	135,162	635,261
Organovo Holdings, Inc. (x)*	37,950	53,130
Ovid therapeutics, Inc.*	3,585	27,963
Palatin Technologies, Inc. (x)*	48,531	47,065
PDL BioPharma, Inc.*	80,380	188,089
Pfenex, Inc. (x)*	5,842	31,605
Pieris Pharmaceuticals, Inc.*	15,840	80,309
PolarityTE, Inc. (x)*	4,800	112,992
Portola Pharmaceuticals, Inc.*	27,385	1,034,331
Progenics Pharmaceuticals, Inc.*	33,054	265,754
Proteostasis Therapeutics, Inc.*	7,644	21,327
Prothena Corp. plc*	17,110	249,464
PTC Therapeutics, Inc.*	18,520	624,680
Puma Biotechnology, Inc.*	11,876	702,465
Ra Pharmaceuticals, Inc.*	3,941	39,213
Radius Health, Inc. (x)*	16,392	483,072
Recro Pharma, Inc. (x)*	4,252	21,345
REGENXBIO, Inc.*	12,001	861,072
Repligen Corp.*	16,118	758,191
Retrophin, Inc.*	16,257	443,166
Rhythm Pharmaceuticals, Inc.*	5,796	181,183
Rigel Pharmaceuticals, Inc.*	67,730	191,676
Rocket Pharmaceuticals, Inc. (x)*	9,571	187,879
Sangamo Therapeutics, Inc. (x)*	42,401	602,094
Savara, Inc.*	10,599	119,981
Selecta Biosciences, Inc. (x)*	5,415	71,749
Seres Therapeutics, Inc. (x)*	10,186	87,600
Solid Biosciences, Inc. (x)*	4,926	175,513
Sorrento Therapeutics, Inc. (x)*	38,462	276,926
Spark Therapeutics, Inc. (x)*	13,211	1,093,342
Spectrum Pharmaceuticals, Inc.*	41,580	871,517
Spero Therapeutics, Inc. (x)*	1,739	25,511
Spring Bank Pharmaceuticals, Inc. (x)*	2,602	30,834
Stemline Therapeutics, Inc.*	11,337	181,959
Surface Oncology, Inc. (x)*	4,705	76,739
Syndax Pharmaceuticals, Inc. (x)*	3,999	28,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Synergy Pharmaceuticals, Inc. (x)*	96,744	$168,335
Synlogic, Inc. (x)*	4,633	45,542
Syros Pharmaceuticals, Inc.*	7,379	75,340
T2 Biosystems, Inc. (x)*	7,636	59,103
TG Therapeutics, Inc. (x)*	22,910	301,267
Tocagen, Inc. (x)*	5,032	46,999
Tyme Technologies, Inc. (x)*	11,682	36,915
Ultragenyx Pharmaceutical, Inc.*	19,343	1,486,896
UNITY Biotechnology, Inc. (x)*	3,193	48,087
Unum Therapeutics, Inc.*	4,588	65,838
Vanda Pharmaceuticals, Inc.*	21,981	418,738
Veracyte, Inc.*	7,435	69,443
Verastem, Inc. (x)*	25,596	176,100
Vericel Corp.*	18,103	175,599
Viking Therapeutics, Inc. (x)*	19,694	186,896
Vital Therapies, Inc. (x)*	7,696	52,718
Voyager Therapeutics, Inc. (x)*	11,457	223,870
Xencor, Inc.*	19,409	718,327
XOMA Corp. (x)*	1,742	36,373
Zafgen, Inc.*	6,827	69,840
ZIOPHARM Oncology, Inc. (x)*	58,604	176,984

		60,707,651

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.	9,269	769,420
Accuray, Inc.*	36,354	149,051
AngioDynamics, Inc.*	15,442	343,430
Anika Therapeutics, Inc.*	6,582	210,624
Antares Pharma, Inc. (x)*	62,247	160,597
AtriCure, Inc.*	14,484	391,792
Atrion Corp.	637	381,818
AxoGen, Inc.*	14,214	714,254
Cardiovascular Systems, Inc.*	14,607	472,390
Cerus Corp.*	53,152	354,524
CONMED Corp.	11,609	849,779
CryoLife, Inc.*	14,794	412,013
CryoPort, Inc. (x)*	7,465	117,798
Cutera, Inc.*	5,810	234,143
CytoSorbents Corp. (x)*	7,364	83,950
Endologix, Inc. (x)*	32,829	185,812
FONAR Corp.*	1,921	51,003
GenMark Diagnostics, Inc. (x)*	22,714	144,915
Glaukos Corp. (x)*	13,523	549,575
Globus Medical, Inc., Class A*	31,365	1,582,677
Haemonetics Corp.*	23,350	2,094,027
Halyard Health, Inc.*	20,803	1,190,972
Helius Medical Technologies, Inc. (x)*	3,918	37,299
Heska Corp.*	2,861	296,943
Inogen, Inc.*	7,604	1,416,853
Integer Holdings Corp.*	13,115	847,885
IntriCon Corp. (x)*	1,823	73,467
Invacare Corp.	11,898	221,303
iRadimed Corp.*	1,047	21,725
iRhythm Technologies, Inc.*	9,936	806,108
K2M Group Holdings, Inc.*	17,266	388,485
Lantheus Holdings, Inc.*	15,980	232,509
LeMaitre Vascular, Inc.	6,173	206,672
LivaNova plc*	20,842	2,080,447
Meridian Bioscience, Inc.	18,438	293,164
Merit Medical Systems, Inc.*	20,455	1,047,296
Natus Medical, Inc.*	14,507	500,492
Neogen Corp.*	21,803	1,748,382
Nevro Corp.*	11,954	954,527
Novocure Ltd.*	30,211	945,604
NuVasive, Inc.*	21,978	1,145,493
Nuvectra Corp.*	4,178	85,774
NxStage Medical, Inc.*	28,289	789,263
OraSure Technologies, Inc.*	25,203	415,093
Orthofix International NV*	7,879	447,685
OrthoPediatrics Corp. (x)*	2,068	55,092
Oxford Immunotec Global plc*	7,281	93,852
Pulse Biosciences, Inc. (x)*	4,695	71,082
Quidel Corp.*	13,369	889,039
Rockwell Medical, Inc. (x)*	22,630	111,566
RTI Surgical, Inc.*	17,533	80,652
SeaSpine Holdings Corp.*	3,387	42,744
Senseonics Holdings, Inc. (x)*	36,788	151,199
Sientra, Inc.*	11,060	215,781
STAAR Surgical Co.*	17,614	546,034
Surmodics, Inc.*	5,408	298,522
Tactile Systems Technology, Inc.*	7,608	395,616
Tandem Diabetes Care, Inc. (x)*	18,701	411,796
TransEnterix, Inc. (x)*	67,591	294,697
Utah Medical Products, Inc.	1,157	127,444
Varex Imaging Corp.*	16,342	606,125
ViewRay, Inc. (x)*	21,753	150,531
Wright Medical Group NV*	46,134	1,197,639

		32,186,444

Health Care Providers & Services (1.8%)
AAC Holdings, Inc. (x)*	5,267	49,352
Addus HomeCare Corp.*	2,948	168,773
Amedisys, Inc.*	12,609	1,077,565
American Renal Associates Holdings, Inc.*	7,213	113,749
AMN Healthcare Services, Inc.*	20,588	1,206,457
Apollo Medical Holdings, Inc. (x)*	6,809	176,081
BioScrip, Inc.*	37,952	111,199
BioTelemetry, Inc. (x)*	13,401	603,045
Brookdale Senior Living, Inc.*	78,399	712,647
Capital Senior Living Corp.*	11,632	124,113
Civitas Solutions, Inc.*	7,601	124,656
Community Health Systems, Inc. (x)*	42,220	140,170
CorVel Corp.*	3,778	204,012
Cross Country Healthcare, Inc.*	14,840	166,950
Diplomat Pharmacy, Inc.*	23,860	609,862
Ensign Group, Inc. (The)	20,760	743,623
Genesis Healthcare, Inc.*	30,221	69,206
HealthEquity, Inc.*	22,584	1,696,059
Kindred Healthcare, Inc.*	38,560	347,040
LHC Group, Inc.*	12,935	1,107,107
LifePoint Health, Inc.*	14,876	725,949
Magellan Health, Inc.*	10,440	1,001,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
National HealthCare Corp.	5,046	$355,137
National Research Corp., Class A	6,574	245,868
Owens & Minor, Inc.	27,002	451,203
Patterson Cos., Inc. (x)	34,540	783,022
PetIQ, Inc. (x)*	6,233	167,418
Providence Service Corp. (The)*	5,207	409,010
Quorum Health Corp. (x)*	8,474	42,370
R1 RCM, Inc.*	42,978	373,049
RadNet, Inc.*	14,499	217,485
Select Medical Holdings Corp.*	47,743	866,535
Surgery Partners, Inc. (x)*	9,118	135,858
Tenet Healthcare Corp.*	35,450	1,190,057
Tivity Health, Inc.*	16,649	586,045
Triple-S Management Corp., Class B*	10,530	411,302
US Physical Therapy, Inc.	5,663	543,648

		18,057,340

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	76,452	917,424
Castlight Health, Inc., Class B*	33,502	142,384
Computer Programs & Systems, Inc. (x)	5,759	189,471
Cotiviti Holdings, Inc.*	16,498	728,057
Evolent Health, Inc., Class A (x)*	27,373	576,202
HealthStream, Inc.	10,885	297,269
HMS Holdings Corp.*	34,670	749,565
Inovalon Holdings, Inc., Class A (x)*	28,709	284,937
Inspire Medical Systems, Inc. (x)*	4,442	158,402
Medidata Solutions, Inc.*	24,862	2,002,882
NantHealth, Inc. (x)*	8,446	27,956
Omnicell, Inc.*	16,274	853,571
Quality Systems, Inc.*	25,253	492,434
Simulations Plus, Inc.	3,351	74,560
Tabula Rasa HealthCare, Inc.*	7,298	465,831
Teladoc, Inc. (x)*	25,445	1,477,082
Vocera Communications, Inc.*	11,713	350,102

		9,788,129

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc. (x)*	11,816	263,497
Cambrex Corp.*	14,340	749,982
ChromaDex Corp. (x)*	11,535	42,795
Codexis, Inc.*	21,422	308,477
Enzo Biochem, Inc.*	16,019	83,139
Fluidigm Corp.*	10,423	62,121
Harvard Bioscience, Inc.*	8,624	46,138
Luminex Corp.	18,456	545,006
Medpace Holdings, Inc.*	5,121	220,203
NanoString Technologies, Inc.*	6,207	84,912
NeoGenomics, Inc.*	22,525	295,303
Pacific Biosciences of California, Inc. (x)*	54,098	192,048
Quanterix Corp. (x)*	1,395	20,032
Syneos Health, Inc.*	23,741	1,113,452

		4,027,105

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc. (x)*	11,906	237,763
Aerie Pharmaceuticals, Inc. (x)*	14,407	973,193
Akcea Therapeutics, Inc. (x)*	7,662	181,666
Akorn, Inc.*	39,163	649,714
Amneal Pharmaceuticals, Inc.*	37,282	611,798
Amphastar Pharmaceuticals, Inc.*	14,753	225,131
Ampio Pharmaceuticals, Inc. (x)*	23,778	52,312
ANI Pharmaceuticals, Inc.*	3,692	246,626
Aratana Therapeutics, Inc.*	13,844	58,837
Assembly Biosciences, Inc.*	6,906	270,784
Clearside Biomedical, Inc. (x)*	8,433	90,149
Collegium Pharmaceutical, Inc. (x)*	12,310	293,594
Corcept Therapeutics, Inc.*	40,972	644,080
Corium International, Inc. (x)*	7,999	64,072
Cymabay Therapeutics, Inc.*	24,706	331,555
Depomed, Inc.*	29,514	196,858
Dermira, Inc.*	22,725	209,070
Dova Pharmaceuticals, Inc. (x)*	4,949	148,074
Durect Corp.*	48,553	75,743
Eloxx Pharmaceuticals, Inc. (x)*	8,764	149,601
Endo International plc*	94,108	887,438
Endocyte, Inc. (x)*	27,336	377,237
Evolus, Inc. (x)*	4,128	115,543
Horizon Pharma plc*	71,050	1,176,589
Innovate Biopharmaceuticals, Inc. (x)*	5,124	120,773
Innoviva, Inc.*	31,446	433,955
Intersect ENT, Inc.*	11,809	442,247
Intra-Cellular Therapies, Inc.*	18,077	319,421
Kala Pharmaceuticals, Inc.*	4,148	56,952
Lannett Co., Inc. (x)*	12,569	170,938
Mallinckrodt plc*	34,547	644,647
Marinus Pharmaceuticals, Inc.*	10,863	76,801
Medicines Co. (The) (x)*	29,452	1,080,888
Melinta Therapeutics, Inc.*	13,765	87,408
Menlo Therapeutics, Inc.*	1,867	15,160
MyoKardia, Inc.*	12,776	634,328
Neos Therapeutics, Inc. (x)*	8,123	50,769
Ocular Therapeutix, Inc. (x)*	12,641	85,327
Odonate Therapeutics, Inc.*	2,269	50,100
Omeros Corp. (x)*	19,022	345,059
Optinose, Inc. (x)*	8,054	225,351
Pacira Pharmaceuticals, Inc.*	17,397	557,574
Paratek Pharmaceuticals, Inc.*	13,732	140,066
Phibro Animal Health Corp., Class A	8,267	380,695
Prestige Brands Holdings, Inc.*	23,094	886,348
Reata Pharmaceuticals, Inc., Class A (x)*	6,086	212,827
resTORbio, Inc. (x)*	1,649	15,088
Revance Therapeutics, Inc.*	13,785	378,398
scPharmaceuticals, Inc. (x)*	1,876	10,618
Sienna Biopharmaceuticals, Inc.*	4,402	66,866
SIGA Technologies, Inc. (x)*	20,401	121,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Supernus Pharmaceuticals, Inc.*	20,757	$1,242,307
Teligent, Inc. (x)*	13,428	46,461
Tetraphase Pharmaceuticals, Inc.*	21,220	75,755
TherapeuticsMD, Inc. (x)*	68,777	429,168
Theravance Biopharma, Inc. (x)*	18,155	411,755
WaVe Life Sciences Ltd. (x)*	7,204	275,553
Zogenix, Inc.*	14,532	642,314
Zomedica Pharmaceuticals Corp. (x)*	8,313	18,704

		19,019,230

Total Health Care		143,785,899

Industrials (13.3%)
Aerospace & Defense (1.1%)
AAR Corp.	14,019	651,743
Aerojet Rocketdyne Holdings, Inc.*	30,215	891,040
Aerovironment, Inc.*	8,798	628,441
Astronics Corp.*	9,133	328,514
Axon Enterprise, Inc.*	22,099	1,396,215
Cubic Corp.	11,675	749,535
Ducommun, Inc.*	2,983	98,707
Engility Holdings, Inc.*	6,777	207,647
Esterline Technologies Corp.*	11,167	824,125
KeyW Holding Corp. (The) (x)*	13,867	121,198
KLX, Inc.*	21,417	1,539,882
Kratos Defense & Security Solutions, Inc. (x)*	35,857	412,714
Maxar Technologies Ltd. (x)	23,828	1,203,791
Mercury Systems, Inc.*	20,179	768,013
Moog, Inc., Class A	13,804	1,076,160
National Presto Industries, Inc.	2,073	257,052
Sparton Corp.*	2,726	51,767
Triumph Group, Inc.	21,590	423,164
Vectrus, Inc.*	3,456	106,514

		11,736,222

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	24,414	551,512
Atlas Air Worldwide Holdings, Inc.*	10,603	760,236
Echo Global Logistics, Inc.*	11,756	343,863
Forward Air Corp.	12,543	741,040
Hub Group, Inc., Class A*	13,774	685,945
Park-Ohio Holdings Corp.	2,535	94,556
Radiant Logistics, Inc.*	11,051	43,209

		3,220,361

Airlines (0.4%)
Allegiant Travel Co.	5,435	755,193
Hawaiian Holdings, Inc.	22,169	796,976
SkyWest, Inc.	21,899	1,136,558
Spirit Airlines, Inc.*	28,805	1,047,062

		3,735,789

Building Products (1.2%)
AAON, Inc.	18,044	599,963
Advanced Drainage Systems, Inc.	18,156	518,354
American Woodmark Corp.*	6,197	567,335
Apogee Enterprises, Inc.	12,109	583,291
Armstrong Flooring, Inc.*	6,610	92,804
Builders FirstSource, Inc.*	47,355	866,123
Caesarstone Ltd. (x)	7,224	109,082
Continental Building Products, Inc.*	15,248	481,074
CSW Industrials, Inc.*	6,214	328,410
Gibraltar Industries, Inc.*	14,039	526,463
Griffon Corp.	12,391	220,560
Insteel Industries, Inc.	5,334	178,156
JELD-WEN Holding, Inc.*	29,342	838,888
Masonite International Corp.*	12,663	909,837
NCI Building Systems, Inc.*	17,890	375,690
Patrick Industries, Inc.*	9,703	551,616
PGT Innovations, Inc.*	18,790	391,772
Quanex Building Products Corp.	10,220	183,449
Simpson Manufacturing Co., Inc.	18,433	1,146,347
Trex Co., Inc.*	24,980	1,563,497
Universal Forest Products, Inc.	26,301	963,143

		11,995,854

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	27,393	799,328
ACCO Brands Corp.	49,232	681,863
Advanced Disposal Services, Inc.*	29,076	720,503
Brady Corp., Class A	21,244	818,956
Brink’s Co. (The)	20,913	1,667,811
Casella Waste Systems, Inc., Class A*	17,156	439,365
CECO Environmental Corp.	9,021	55,389
Covanta Holding Corp.	50,358	830,907
Deluxe Corp.	21,086	1,396,103
Ennis, Inc.	7,577	154,192
Essendant, Inc.	10,706	141,533
Healthcare Services Group, Inc. (x)	31,269	1,350,508
Heritage-Crystal Clean, Inc.*	4,562	91,696
Herman Miller, Inc.	25,814	875,095
HNI Corp.	18,844	700,997
InnerWorkings, Inc.*	13,214	114,830
Interface, Inc.	27,657	634,728
Kimball International, Inc., Class B	14,024	226,628
Knoll, Inc.	23,374	486,413
LSC Communications, Inc.	10,739	168,173
Matthews International Corp., Class A	13,673	803,972
McGrath RentCorp	10,059	636,433
Mobile Mini, Inc.	19,947	935,514
MSA Safety, Inc.	14,157	1,363,885
Multi-Color Corp.	6,315	408,265
NL Industries, Inc.*	2,063	17,948
Pitney Bowes, Inc.	79,073	677,656
Quad/Graphics, Inc.	13,289	276,810
RR Donnelley & Sons Co.	21,288	122,619
SP Plus Corp.*	9,466	352,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Steelcase, Inc., Class A	36,885	$497,948
Team, Inc.*	8,600	198,660
Tetra Tech, Inc.	23,195	1,356,908
UniFirst Corp.	6,573	1,162,764
US Ecology, Inc.	9,467	603,048
Viad Corp.	8,926	484,236
VSE Corp.	2,489	118,924

		22,372,743

Construction & Engineering (1.0%)
Aegion Corp.*	14,928	384,396
Ameresco, Inc., Class A*	6,112	73,344
Argan, Inc.	4,477	183,333
Comfort Systems USA, Inc.	16,282	745,716
Dycom Industries, Inc.*	13,197	1,247,248
EMCOR Group, Inc.	25,318	1,928,724
Granite Construction, Inc.	18,772	1,044,850
Great Lakes Dredge & Dock Corp.*	16,396	86,079
HC2 Holdings, Inc.*	12,950	75,758
IES Holdings, Inc.*	2,583	43,265
Infrastructure and Energy Alternatives, Inc. (x)*	5,131	47,770
KBR, Inc.	60,786	1,089,285
MasTec, Inc.*	28,552	1,449,014
MYR Group, Inc.*	4,878	172,974
Northwest Pipe Co.*	2,895	56,076
NV5 Global, Inc.*	3,115	215,870
Orion Group Holdings, Inc.*	7,379	60,951
Primoris Services Corp.	19,581	533,191
Sterling Construction Co., Inc.*	8,037	104,722
Tutor Perini Corp.*	16,223	299,314
Willscot Corp. (x)*	13,160	194,768

		10,036,648

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,231	106,820
Atkore International Group, Inc.*	15,777	327,688
AZZ, Inc.	12,260	532,697
Babcock & Wilcox Enterprises, Inc. (x)*	9,829	23,393
Encore Wire Corp.	8,723	413,906
Energous Corp. (x)*	6,994	103,721
EnerSys	18,361	1,370,466
Enphase Energy, Inc. (x)*	25,890	174,240
FuelCell Energy, Inc. (x)*	24,068	31,770
Generac Holdings, Inc.*	25,858	1,337,634
Plug Power, Inc. (x)*	64,931	131,161
Powell Industries, Inc.	2,829	98,534
Preformed Line Products Co.	835	74,131
Sunrun, Inc. (x)*	38,828	510,588
Thermon Group Holdings, Inc.*	14,863	339,917
TPI Composites, Inc.*	7,188	210,177
Vicor Corp.*	7,241	315,346
Vivint Solar, Inc.*	9,912	49,064

		6,151,253

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	16,048	617,046

Machinery (3.3%)
Actuant Corp., Class A	26,328	772,727
Alamo Group, Inc.	4,166	376,440
Albany International Corp., Class A	12,279	738,582
Altra Industrial Motion Corp.	12,218	526,596
American Railcar Industries, Inc. (x)	2,556	100,911
Astec Industries, Inc.	9,727	581,675
Barnes Group, Inc.	21,464	1,264,230
Blue Bird Corp.*	4,391	98,139
Briggs & Stratton Corp.	20,553	361,938
Chart Industries, Inc.*	13,354	823,675
CIRCOR International, Inc.	7,210	266,482
Columbus McKinnon Corp.	8,901	385,947
Commercial Vehicle Group, Inc.*	9,748	71,550
DMC Global, Inc.	5,353	240,350
Douglas Dynamics, Inc.	9,716	466,368
Eastern Co. (The)	1,714	48,078
Energy Recovery, Inc. (x)*	11,576	93,534
EnPro Industries, Inc.	9,253	647,247
ESCO Technologies, Inc.	10,573	610,062
Evoqua Water Technologies Corp.*	31,828	652,474
Federal Signal Corp.	26,502	617,232
Franklin Electric Co., Inc.	21,173	954,902
FreightCar America, Inc.	3,243	54,450
Gencor Industries, Inc.*	2,377	38,389
Global Brass & Copper Holdings, Inc.	8,313	260,613
Gorman-Rupp Co. (The)	6,400	224,000
Graham Corp.	2,555	65,945
Greenbrier Cos., Inc. (The)	12,833	676,941
Harsco Corp.*	34,804	769,168
Hillenbrand, Inc.	27,437	1,293,655
Hurco Cos., Inc.	1,776	79,476
Hyster-Yale Materials Handling, Inc.	4,392	282,186
John Bean Technologies Corp.	13,362	1,187,882
Kadant, Inc.	4,842	465,558
Kennametal, Inc.	35,067	1,258,905
LB Foster Co., Class A*	3,096	71,053
Lindsay Corp.	4,701	455,950
Lydall, Inc.*	7,389	322,530
Manitex International, Inc. (x)*	4,246	52,990
Manitowoc Co., Inc. (The)*	14,835	383,633
Meritor, Inc.*	36,534	751,504
Milacron Holdings Corp.*	28,923	547,512
Miller Industries, Inc.	3,119	79,690
Mueller Industries, Inc.	24,811	732,173
Mueller Water Products, Inc., Class A	68,309	800,581
Navistar International Corp.*	21,707	883,909
NN, Inc.	10,550	199,395
Omega Flex, Inc.	985	77,923
Proto Labs, Inc.*	11,146	1,325,816
RBC Bearings, Inc.*	9,960	1,282,948
REV Group, Inc. (x)	13,989	237,953
Rexnord Corp.*	44,638	1,297,180
Spartan Motors, Inc.	10,677	161,223
SPX Corp.*	18,445	646,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SPX FLOW, Inc.*	17,374	$760,460
Standex International Corp.	5,226	534,097
Sun Hydraulics Corp.	12,117	583,918
Tennant Co.	7,452	588,708
Titan International, Inc.	20,110	215,780
TriMas Corp.*	20,750	610,050
Twin Disc, Inc.*	2,578	63,986
Wabash National Corp.	26,183	488,575
Watts Water Technologies, Inc., Class A	11,973	938,683
Woodward, Inc.	23,168	1,780,691

		34,231,715

Marine (0.1%)
Costamare, Inc.	19,825	158,204
Eagle Bulk Shipping, Inc.*	14,290	77,738
Genco Shipping & Trading Ltd.*	6,079	94,225
Matson, Inc.	18,595	713,676
Safe Bulkers, Inc.*	14,766	50,204
Scorpio Bulkers, Inc.	18,754	133,153

		1,227,200

Professional Services (1.3%)
Acacia Research Corp.*	13,357	55,432
ASGN, Inc.*	22,088	1,727,060
Barrett Business Services, Inc.	2,144	207,046
BG Staffing, Inc.	2,295	53,359
CBIZ, Inc.*	21,937	504,551
CRA International, Inc.	2,422	123,256
Exponent, Inc.	22,861	1,104,186
Forrester Research, Inc.	3,447	144,602
Franklin Covey Co.*	2,738	67,218
FTI Consulting, Inc.*	16,241	982,256
GP Strategies Corp.*	3,515	61,864
Heidrick & Struggles International, Inc.	7,536	263,760
Hill International, Inc.*	14,458	85,302
Huron Consulting Group, Inc.*	9,788	400,329
ICF International, Inc.	7,763	551,561
Insperity, Inc.	15,720	1,497,329
Kelly Services, Inc., Class A	12,999	291,828
Kforce, Inc.	9,653	331,098
Korn/Ferry International	24,163	1,496,414
Mistras Group, Inc.*	5,531	104,425
Navigant Consulting, Inc.*	19,961	441,937
Resources Connection, Inc.	8,884	150,140
TriNet Group, Inc.*	19,010	1,063,419
TrueBlue, Inc.*	18,898	509,301
WageWorks, Inc.*	16,613	830,650
Willdan Group, Inc.*	2,439	75,536

		13,123,859

Road & Rail (0.5%)
ArcBest Corp.	11,061	505,488
Avis Budget Group, Inc.*	30,094	978,054
Covenant Transportation Group, Inc., Class A*	3,905	123,008
Daseke, Inc.*	12,159	120,739
Heartland Express, Inc.	22,826	423,422
Hertz Global Holdings, Inc.*	25,178	386,231
Marten Transport Ltd.	16,492	386,737
PAM Transportation Services, Inc. (x)*	635	29,826
Saia, Inc.*	10,748	868,976
Universal Logistics Holdings, Inc.	3,197	83,921
USA Truck, Inc.*	2,351	55,178
Werner Enterprises, Inc.	22,002	826,175
YRC Worldwide, Inc.*	10,530	105,827

		4,893,582

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	22,259	456,310
Applied Industrial Technologies, Inc.	17,111	1,200,337
Beacon Roofing Supply, Inc.*	28,783	1,226,731
BlueLinx Holdings, Inc. (x)*	2,672	100,280
BMC Stock Holdings, Inc.*	27,547	574,355
CAI International, Inc.*	5,478	127,309
DXP Enterprises, Inc.*	5,668	216,518
EnviroStar, Inc. (x)	1,052	42,396
Foundation Building Materials, Inc.*	4,120	63,366
GATX Corp.	16,671	1,237,488
General Finance Corp. (x)*	2,736	37,073
GMS, Inc.*	12,558	340,196
H&E Equipment Services, Inc.	13,541	509,277
Herc Holdings, Inc.*	10,210	575,231
Kaman Corp.	11,537	804,014
Lawson Products, Inc.*	1,843	44,877
MRC Global, Inc.*	36,876	799,103
Nexeo Solutions, Inc.*	11,092	101,270
NOW, Inc.*	46,625	621,511
Rush Enterprises, Inc., Class A*	12,826	556,392
Rush Enterprises, Inc., Class B*	1,763	77,396
SiteOne Landscape Supply, Inc.*	16,787	1,409,603
Textainer Group Holdings Ltd.*	9,433	149,985
Titan Machinery, Inc.*	5,308	82,539
Triton International Ltd.	21,232	650,973
Veritiv Corp.*	3,326	132,541
Willis Lease Finance Corp.*	979	30,927

		12,167,998

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	20,975	235,969

Total Industrials		135,746,239

Information Technology (13.5%)
Communications Equipment (1.5%)
Acacia Communications, Inc. (x)*	10,622	369,752
ADTRAN, Inc.	23,778	353,103
Aerohive Networks, Inc.*	11,249	44,659
Applied Optoelectronics, Inc. (x)*	7,960	357,404
CalAmp Corp.*	15,423	361,361
Calix, Inc.*	13,618	106,220
Casa Systems, Inc.*	8,861	144,700
Ciena Corp.*	61,325	1,625,725
Clearfield, Inc. (x)*	3,849	42,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Comtech Telecommunications Corp.	9,432	$300,692
DASAN Zhone Solutions, Inc. (x)*	1,601	15,626
Digi International, Inc.*	7,892	104,174
Extreme Networks, Inc.*	47,261	376,198
Finisar Corp. (x)*	48,430	871,740
Harmonic, Inc.*	25,991	110,462
Infinera Corp.*	62,732	622,929
InterDigital, Inc.	15,209	1,230,408
KVH Industries, Inc.*	4,965	66,531
Lumentum Holdings, Inc.*	26,649	1,542,976
NETGEAR, Inc.*	13,989	874,313
NetScout Systems, Inc.*	36,228	1,075,972
Oclaro, Inc.*	71,953	642,540
Plantronics, Inc.	13,891	1,059,189
Quantenna Communications, Inc.*	9,942	154,499
Ribbon Communications, Inc.*	15,125	107,690
ViaSat, Inc. (x)*	23,139	1,520,695
Viavi Solutions, Inc.*	100,048	1,024,492

		15,106,581

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*	12,447	787,895
AVX Corp.	20,423	320,028
Badger Meter, Inc.	13,246	592,096
Bel Fuse, Inc., Class B	3,185	66,567
Belden, Inc.	17,594	1,075,345
Benchmark Electronics, Inc.	22,179	646,518
Control4 Corp.*	7,811	189,885
CTS Corp.	14,324	515,664
Daktronics, Inc.	10,427	88,734
Electro Scientific Industries, Inc. (x)*	13,235	208,716
ePlus, Inc.*	5,695	535,900
Fabrinet*	15,479	571,020
FARO Technologies, Inc.*	7,234	393,168
Fitbit, Inc., Class A*	84,258	550,205
II-VI, Inc.*	26,727	1,161,288
Insight Enterprises, Inc.*	16,089	787,235
Iteris, Inc.*	7,219	34,940
Itron, Inc.*	14,162	850,428
KEMET Corp.*	22,036	532,169
Kimball Electronics, Inc.*	8,850	161,955
Knowles Corp.*	38,061	582,333
Maxwell Technologies, Inc. (x)*	10,121	52,629
Mesa Laboratories, Inc.	1,238	261,317
Methode Electronics, Inc.	15,688	632,226
MTS Systems Corp.	7,841	412,829
Napco Security Technologies, Inc.*	3,615	52,960
nLight, Inc.*	4,382	144,869
Novanta, Inc.*	14,430	898,989
OSI Systems, Inc.*	8,034	621,269
PAR Technology Corp.*	3,371	59,599
Park Electrochemical Corp.	5,486	127,220
PC Connection, Inc.	4,922	163,410
Plexus Corp.*	13,888	826,892
Rogers Corp.*	7,816	871,171
Sanmina Corp.*	30,450	892,185
ScanSource, Inc.*	10,636	428,631
SYNNEX Corp.	13,156	1,269,686
Systemax, Inc.	4,998	171,581
Tech Data Corp.*	15,990	1,313,100
TTM Technologies, Inc.*	39,973	704,724
VeriFone Systems, Inc.*	46,971	1,071,878
Vishay Intertechnology, Inc.	55,445	1,286,324
Vishay Precision Group, Inc.*	2,945	112,352

		23,027,930

Internet Software & Services (3.2%)
Alarm.com Holdings, Inc.*	12,967	523,607
Alteryx, Inc., Class A (x)*	11,306	431,437
Amber Road, Inc.*	7,378	69,427
Appfolio, Inc., Class A*	6,235	381,270
Apptio, Inc., Class A*	14,113	510,891
Benefitfocus, Inc.*	8,378	281,501
Blucora, Inc.*	19,205	710,585
Box, Inc., Class A*	53,446	1,335,616
Brightcove, Inc.*	10,351	99,887
Carbonite, Inc.*	11,003	384,005
Cardlytics, Inc.*	1,400	30,464
Care.com, Inc.*	5,838	121,897
Cargurus, Inc.*	20,672	718,145
Cars.com, Inc.*	31,013	880,459
ChannelAdvisor Corp.*	7,836	110,096
Cimpress NV*	9,220	1,336,531
Cision Ltd.*	17,073	255,241
Cloudera, Inc.*	43,089	587,734
Cornerstone OnDemand, Inc.*	23,339	1,106,969
Coupa Software, Inc.*	22,373	1,392,496
eGain Corp.*	5,268	79,547
Endurance International Group Holdings, Inc.*	32,905	327,405
Envestnet, Inc.*	18,693	1,027,180
Etsy, Inc.*	49,994	2,109,248
Five9, Inc.*	23,652	817,650
Fusion Connect, Inc. (x)*	6,133	24,164
Gogo, Inc. (x)*	17,263	83,898
GTT Communications, Inc. (x)*	14,697	661,365
Hortonworks, Inc.*	28,809	524,900
Instructure, Inc.*	13,102	557,490
Internap Corp.*	6,381	66,490
j2 Global, Inc.	20,456	1,771,695
Leaf Group Ltd.*	4,664	50,604
Limelight Networks, Inc.*	32,205	143,956
Liquidity Services, Inc.*	8,605	56,363
LivePerson, Inc.*	23,644	498,888
Meet Group, Inc. (The)*	21,486	96,257
MINDBODY, Inc., Class A*	17,617	680,016
New Relic, Inc.*	18,620	1,872,987
NIC, Inc.	29,751	462,628
Pandora Media, Inc. (x)*	107,546	847,462
Q2 Holdings, Inc.*	15,408	879,026
QuinStreet, Inc.*	11,317	143,726
Quotient Technology, Inc.*	32,114	420,693
Reis, Inc.	2,610	56,898
Remark Holdings, Inc. (x)*	7,247	28,336
SendGrid, Inc. (x)*	5,322	141,139
ShotSpotter, Inc. (x)*	2,162	82,005
Shutterstock, Inc.*	8,374	397,430
SPS Commerce, Inc.*	7,084	520,532
Stamps.com, Inc.*	7,320	1,852,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
TechTarget, Inc.*	8,748	$248,443
Telaria, Inc.*	12,985	52,459
Trade Desk, Inc. (The), Class A*	13,274	1,245,101
Travelzoo*	1,433	24,504
TrueCar, Inc.*	35,432	357,509
Tucows, Inc., Class A (x)*	2,865	173,762
Veritone, Inc. (x)*	2,133	35,877
Web.com Group, Inc.*	18,433	476,493
XO Group, Inc.*	10,078	322,496
Yelp, Inc.*	34,305	1,344,070
Yext, Inc.*	34,065	658,817

		33,490,094

IT Services (1.6%)
Acxiom Corp.*	34,930	1,046,154
CACI International, Inc., Class A*	10,609	1,788,146
Cardtronics plc, Class A*	17,870	432,097
Cass Information Systems, Inc.	6,063	417,256
ConvergeOne Holdings, Inc. (x)	7,339	68,913
Convergys Corp.	40,649	993,462
CSG Systems International, Inc.	15,612	638,062
Everi Holdings, Inc.*	20,327	146,354
Evertec, Inc.	25,525	557,721
Exela Technologies, Inc. (x)*	13,915	66,096
ExlService Holdings, Inc.*	15,094	854,471
Hackett Group, Inc. (The)	7,475	120,123
Information Services Group, Inc.*	10,428	42,755
ManTech International Corp., Class A	11,816	633,810
MAXIMUS, Inc.	27,181	1,688,212
MoneyGram International, Inc.*	9,404	62,913
Perficient, Inc.*	15,053	396,948
Perspecta, Inc.	60,396	1,241,138
PFSweb, Inc.*	4,420	42,962
Presidio, Inc. (x)*	10,841	142,017
PRGX Global, Inc.*	6,015	58,346
Science Applications International Corp.	17,726	1,434,565
ServiceSource International, Inc.*	21,470	84,592
Sykes Enterprises, Inc.*	18,973	546,043
Syntel, Inc.*	14,095	452,309
Travelport Worldwide Ltd.	53,006	982,731
TTEC Holdings, Inc.	5,765	199,181
Unisys Corp. (x)*	21,029	271,274
Virtusa Corp.*	11,766	572,769

		15,981,420

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A (x)*	2,388	25,743
Adesto Technologies Corp. (x)*	5,337	44,831
Advanced Energy Industries, Inc.*	16,799	975,854
Alpha & Omega Semiconductor Ltd.*	6,100	86,864
Ambarella, Inc. (x)*	14,044	542,239
Amkor Technology, Inc.*	44,065	378,518
Aquantia Corp.*	6,326	73,255
Axcelis Technologies, Inc.*	13,590	269,082
AXT, Inc.*	11,783	83,070
Brooks Automation, Inc.	31,031	1,012,231
Cabot Microelectronics Corp.	10,772	1,158,636
CEVA, Inc.*	9,021	272,434
Cirrus Logic, Inc.*	28,325	1,085,697
Cohu, Inc.	11,929	292,380
Cree, Inc.*	42,635	1,772,337
Diodes, Inc.*	18,721	645,313
Entegris, Inc.	60,922	2,065,257
FormFactor, Inc.*	31,401	417,633
Ichor Holdings Ltd.*	7,614	161,569
Impinj, Inc. (x)*	5,821	128,702
Inphi Corp. (x)*	17,930	584,697
Integrated Device Technology, Inc.*	56,858	1,812,633
Kopin Corp. (x)*	17,197	49,183
Lattice Semiconductor Corp.*	52,422	343,888
MACOM Technology Solutions Holdings, Inc. (x)*	18,174	418,729
MaxLinear, Inc.*	25,848	402,970
Nanometrics, Inc.*	10,090	357,287
NeoPhotonics Corp. (x)*	10,233	63,752
NVE Corp.	1,420	172,928
PDF Solutions, Inc.*	8,685	104,046
Photronics, Inc.*	19,710	157,187
Power Integrations, Inc.	12,216	892,379
Rambus, Inc.*	47,631	597,293
Rudolph Technologies, Inc.*	12,302	364,139
Semtech Corp.*	28,593	1,345,301
Sigma Designs, Inc.*	10,429	63,617
Silicon Laboratories, Inc.*	18,093	1,802,063
SMART Global Holdings, Inc. (x)*	4,840	154,251
SunPower Corp. (x)*	29,235	224,232
Synaptics, Inc.*	15,567	784,110
Ultra Clean Holdings, Inc.*	15,512	257,499
Veeco Instruments, Inc.*	20,592	293,436
Xcerra Corp.*	22,416	313,152
Xperi Corp.	21,489	345,973

		23,396,390

Software (2.4%)
8x8, Inc.*	39,106	784,075
A10 Networks, Inc.*	14,756	91,930
ACI Worldwide, Inc.*	50,086	1,235,622
Agilysys, Inc.*	4,400	68,200
Altair Engineering, Inc., Class A*	10,471	357,899
American Software, Inc., Class A	8,624	125,652
Asure Software, Inc.*	2,946	46,989
Avaya Holdings Corp.*	43,962	882,757
Blackbaud, Inc.	20,735	2,124,301
Blackline, Inc.*	13,135	570,453
Bottomline Technologies de, Inc.*	17,909	892,405
Carbon Black, Inc. (x)*	5,200	135,200
CommVault Systems, Inc.*	16,458	1,083,759
Digimarc Corp. (x)*	3,208	85,974
Ebix, Inc. (x)	10,573	806,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ellie Mae, Inc.*	14,681	$1,524,475
Everbridge, Inc.*	10,960	519,723
ForeScout Technologies, Inc.*	12,057	413,073
Glu Mobile, Inc.*	46,025	295,020
HubSpot, Inc.*	15,091	1,892,411
Imperva, Inc.*	14,083	679,505
MicroStrategy, Inc., Class A*	3,985	509,084
Mitek Systems, Inc.*	9,920	88,288
MobileIron, Inc.*	21,268	94,643
Model N, Inc.*	7,713	143,462
Monotype Imaging Holdings, Inc.	19,455	394,937
OneSpan, Inc.*	12,416	243,974
Park City Group, Inc.*	3,650	28,835
Paylocity Holding Corp.*	12,011	706,967
Progress Software Corp.	20,315	788,628
PROS Holdings, Inc.*	12,161	444,728
QAD, Inc., Class A	3,870	194,081
Qualys, Inc.*	13,837	1,166,459
Rapid7, Inc.*	15,091	425,868
Rimini Street, Inc. (x)*	2,273	14,888
Rosetta Stone, Inc.*	5,877	94,208
SailPoint Technologies Holding, Inc.*	16,183	397,131
SecureWorks Corp., Class A (x)*	7,074	88,071
Telenav, Inc.*	10,066	56,370
TiVo Corp.	51,858	697,490
Upland Software, Inc.*	4,702	161,608
Varonis Systems, Inc.*	11,637	866,957
Verint Systems, Inc.*	28,201	1,250,714
VirnetX Holding Corp. (x)*	16,381	55,695
Workiva, Inc.*	11,600	283,040
Zix Corp.*	15,873	85,555
Zscaler, Inc. (x)*	6,362	227,442

		24,124,737

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	47,442	655,173
Avid Technology, Inc.*	8,815	45,838
Cray, Inc.*	18,101	445,285
Diebold Nixdorf, Inc. (x)	32,381	386,953
Eastman Kodak Co. (x)*	6,184	23,499
Electronics For Imaging, Inc.*	19,866	646,837
Immersion Corp.*	9,315	143,824
Stratasys Ltd. (x)*	22,567	431,932
Super Micro Computer, Inc.*	16,230	383,840
USA Technologies, Inc.*	21,720	304,080

		3,467,261

Total Information Technology		138,594,413

Materials (3.9%)
Chemicals (1.8%)
A Schulman, Inc.	12,267	545,882
Advanced Emissions Solutions, Inc. (x)	1,353	15,370
AdvanSix, Inc.*	13,027	477,179
AgroFresh Solutions, Inc.*	9,404	65,922
American Vanguard Corp.	11,345	260,368
Balchem Corp.	13,481	1,323,025
Chase Corp.	3,051	357,730
Core Molding Technologies, Inc.	371	5,298
Ferro Corp.*	35,714	744,637
Flotek Industries, Inc.*	17,574	56,764
FutureFuel Corp.	8,990	125,950
GCP Applied Technologies, Inc.*	31,093	900,142
Hawkins, Inc.	2,759	97,531
HB Fuller Co.	21,876	1,174,304
Ingevity Corp.*	18,450	1,491,867
Innophos Holdings, Inc.	8,383	399,031
Innospec, Inc.	10,606	811,889
Intrepid Potash, Inc. (x)*	36,423	149,334
KMG Chemicals, Inc.	6,013	443,639
Koppers Holdings, Inc.*	8,867	340,049
Kraton Corp.*	13,007	600,143
Kronos Worldwide, Inc.	10,244	230,797
LSB Industries, Inc. (x)*	7,189	38,102
Marrone Bio Innovations, Inc. (x)*	15,988	29,418
Minerals Technologies, Inc.	14,810	1,115,934
OMNOVA Solutions, Inc.*	13,488	140,275
PolyOne Corp.	33,815	1,461,484
PQ Group Holdings, Inc.*	13,732	247,176
Quaker Chemical Corp.	5,653	875,480
Rayonier Advanced Materials, Inc.	21,099	360,582
Sensient Technologies Corp.	17,872	1,278,742
Stepan Co.	8,643	674,240
Trecora Resources*	6,627	98,411
Tredegar Corp.	9,237	217,070
Trinseo SA	18,654	1,323,501
Tronox Ltd., Class A	38,827	764,115
Valhi, Inc.	11,144	53,045

		19,294,426

Construction Materials (0.2%)
Forterra, Inc.*	8,327	81,022
Summit Materials, Inc., Class A*	47,842	1,255,853
United States Lime & Minerals, Inc.	536	44,970
US Concrete, Inc. (x)*	6,966	365,715

		1,747,560

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,003	581,949
Greif, Inc., Class B	1,815	104,544
Myers Industries, Inc.	11,277	216,518
UFP Technologies, Inc.*	2,013	62,101

		965,112

Metals & Mining (1.2%)
AK Steel Holding Corp. (x)*	136,911	594,194
Allegheny Technologies, Inc.*	52,158	1,310,208
Carpenter Technology Corp.	19,767	1,039,151
Century Aluminum Co.*	21,930	345,398
Cleveland-Cliffs, Inc. (x)*	126,501	1,066,403
Coeur Mining, Inc.*	76,454	581,050
Commercial Metals Co.	49,122	1,036,965
Compass Minerals International, Inc. (x)	14,526	955,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gold Resource Corp.	16,410	$108,142
Haynes International, Inc.	3,563	130,905
Hecla Mining Co.	167,016	581,216
Kaiser Aluminum Corp.	7,363	766,562
Klondex Mines Ltd.*	50,633	116,962
Materion Corp.	9,581	518,811
Olympic Steel, Inc.	2,606	53,188
Ramaco Resources, Inc.*	1,252	8,714
Ryerson Holding Corp.*	4,397	49,027
Schnitzer Steel Industries, Inc., Class A	11,287	380,372
SunCoke Energy, Inc.*	27,708	371,287
Synalloy Corp.	2,448	48,838
Tahoe Resources, Inc.	130,277	640,963
TimkenSteel Corp.*	16,962	277,329
Universal Stainless & Alloy Products, Inc.*	2,097	49,636
Warrior Met Coal, Inc.	14,794	407,871
Worthington Industries, Inc.	19,463	816,862

		12,255,139

Paper & Forest Products (0.6%)
Boise Cascade Co.	16,494	737,282
Clearwater Paper Corp.*	7,157	165,327
KapStone Paper and Packaging Corp.	37,018	1,277,121
Louisiana-Pacific Corp.	62,662	1,705,659
Neenah, Inc.	7,381	626,278
PH Glatfelter Co.	18,673	365,804
Schweitzer-Mauduit International, Inc.	14,604	638,487
Verso Corp., Class A*	14,094	306,685

		5,822,643

Total Materials		40,084,880

Real Estate (6.6%)
Equity Real Estate Investment Trusts (REITs) (6.2%)
Acadia Realty Trust (REIT)	33,999	930,553
Agree Realty Corp. (REIT)	12,684	669,335
Alexander & Baldwin, Inc. (REIT)	30,039	705,917
Alexander’s, Inc. (REIT)	980	374,977
American Assets Trust, Inc. (REIT)	18,286	700,171
Americold Realty Trust (REIT)	22,270	490,385
Armada Hoffler Properties, Inc. (REIT)	19,149	285,320
Ashford Hospitality Trust, Inc. (REIT)	30,683	248,532
Bluerock Residential Growth REIT, Inc. (REIT) (x)	6,498	57,962
Braemar Hotels & Resorts, Inc. (REIT)	9,409	107,451
BRT Apartments Corp. (REIT)	2,364	30,141
CareTrust REIT, Inc. (REIT)	29,839	498,013
CatchMark Timber Trust, Inc. (REIT), Class A	17,505	222,839
CBL & Associates Properties, Inc. (REIT) (x)	74,284	413,762
Cedar Realty Trust, Inc. (REIT)	27,509	129,842
Chatham Lodging Trust (REIT)	19,457	412,878
Chesapeake Lodging Trust (REIT)	25,335	801,599
City Office REIT, Inc. (REIT)	11,013	141,297
Clipper Realty, Inc. (REIT)	5,015	42,828
Community Healthcare Trust, Inc. (REIT)	5,421	161,925
CoreCivic, Inc. (REIT)	49,943	1,193,138
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	3,610	135,736
CorePoint Lodging, Inc. (REIT)*	17,404	450,764
Cousins Properties, Inc. (REIT)	179,337	1,737,776
DiamondRock Hospitality Co. (REIT)	86,291	1,059,653
Easterly Government Properties, Inc. (REIT)	17,164	339,161
EastGroup Properties, Inc. (REIT)	14,543	1,389,729
Education Realty Trust, Inc. (REIT)	32,496	1,348,584
Farmland Partners, Inc. (REIT) (x)	9,546	84,005
First Industrial Realty Trust, Inc. (REIT)	53,214	1,774,155
Four Corners Property Trust, Inc. (REIT)	26,610	655,404
Franklin Street Properties Corp. (REIT)	43,703	374,098
Front Yard Residential Corp. (REIT)	18,707	194,927
GEO Group, Inc. (The) (REIT)	53,642	1,477,301
Getty Realty Corp. (REIT)	13,540	381,422
Gladstone Commercial Corp. (REIT)	11,724	225,335
Gladstone Land Corp. (REIT)	3,407	43,167
Global Medical REIT, Inc. (REIT)	5,099	45,177
Global Net Lease, Inc. (REIT)	28,183	575,779
Government Properties Income Trust (REIT)	38,543	610,907
Gramercy Property Trust (REIT)	68,373	1,867,950
Healthcare Realty Trust, Inc. (REIT)	52,452	1,525,304
Hersha Hospitality Trust (REIT)	16,769	359,695
Independence Realty Trust, Inc. (REIT)	35,080	361,675
Industrial Logistics Properties Trust (REIT)	9,160	204,726
InfraREIT, Inc. (REIT)	18,559	411,453
Innovative Industrial Properties, Inc. (REIT) (x)	1,908	69,871
Investors Real Estate Trust (REIT)	56,922	314,779
iStar, Inc. (REIT)*	30,335	327,315
Jernigan Capital, Inc. (REIT)	4,088	77,917
Kite Realty Group Trust (REIT)	37,100	633,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
LaSalle Hotel Properties (REIT)	48,784	$1,669,876
Lexington Realty Trust (REIT)	93,069	812,492
LTC Properties, Inc. (REIT)	17,791	760,387
Mack-Cali Realty Corp. (REIT)	39,858	808,320
MedEquities Realty Trust, Inc. (REIT)	8,351	92,028
Monmouth Real Estate Investment Corp. (REIT)	33,309	550,598
National Health Investors, Inc. (REIT)	17,146	1,263,317
National Storage Affiliates Trust (REIT)	20,238	623,735
New Senior Investment Group, Inc. (REIT)	33,758	255,548
NexPoint Residential Trust, Inc. (REIT)	5,083	144,611
NorthStar Realty Europe Corp. (REIT)	22,016	319,012
One Liberty Properties, Inc. (REIT)	4,757	125,632
Pebblebrook Hotel Trust (REIT)	30,046	1,165,785
Pennsylvania REIT (REIT) (x)	30,368	333,744
Physicians Realty Trust (REIT)	77,136	1,229,548
Piedmont Office Realty Trust, Inc. (REIT), Class A	53,870	1,073,629
PotlatchDeltic Corp. (REIT)	26,807	1,363,136
Preferred Apartment Communities, Inc. (REIT), Class A	17,391	295,473
PS Business Parks, Inc. (REIT)	8,641	1,110,369
QTS Realty Trust, Inc. (REIT), Class A	21,516	849,882
Quality Care Properties, Inc. (REIT)*	40,516	871,499
Ramco-Gershenson Properties Trust (REIT)	34,685	458,189
Retail Opportunity Investments Corp. (REIT)	48,662	932,364
Rexford Industrial Realty, Inc. (REIT)	32,699	1,026,422
RLJ Lodging Trust (REIT)	75,888	1,673,330
Ryman Hospitality Properties, Inc. (REIT)	18,962	1,576,690
Sabra Health Care REIT, Inc. (REIT)	74,490	1,618,668
Safety Income & Growth, Inc. (REIT)	2,515	47,710
Saul Centers, Inc. (REIT)	4,611	247,057
Select Income REIT (REIT)	27,672	621,790
Seritage Growth Properties (REIT), Class A (x)	12,968	550,232
Spirit MTA REIT (REIT)*	12,741	131,232
STAG Industrial, Inc. (REIT)	41,036	1,117,410
Summit Hotel Properties, Inc. (REIT)	44,665	639,156
Sunstone Hotel Investors, Inc. (REIT)	98,270	1,633,247
Tanger Factory Outlet Centers, Inc. (REIT) (x)	38,634	907,513
Terreno Realty Corp. (REIT)	22,305	840,229
Tier REIT, Inc. (REIT)	20,793	494,458
UMH Properties, Inc. (REIT)	10,085	154,805
Universal Health Realty Income Trust (REIT)	5,338	341,525
Urban Edge Properties (REIT)	45,715	1,045,502
Urstadt Biddle Properties, Inc. (REIT), Class A	12,154	275,045
Washington Prime Group, Inc. (REIT)	79,647	645,937
Washington REIT (REIT)	33,664	1,021,029
Whitestone REIT (REIT)	11,375	141,960
Xenia Hotels & Resorts, Inc. (REIT)	44,541	1,085,019

		62,621,438

Real Estate Management & Development (0.4%)
Altisource Portfolio Solutions SA (x)*	3,087	90,048
American Realty Investors, Inc. (x)*	824	13,027
Consolidated-Tomoka Land Co.	1,143	70,306
Forestar Group, Inc. (x)*	3,656	75,862
FRP Holdings, Inc. (x)*	2,343	151,709
HFF, Inc., Class A	15,783	542,146
Kennedy-Wilson Holdings, Inc.	52,870	1,118,202
Marcus & Millichap, Inc.*	8,117	316,644
Maui Land & Pineapple Co., Inc.*	2,036	22,803
Newmark Group, Inc., Class A	10,228	145,544
RE/MAX Holdings, Inc., Class A	7,845	411,470
Redfin Corp. (x)*	29,270	675,845
RMR Group, Inc. (The), Class A	2,956	231,898
St Joe Co. (The)*	20,220	362,949
Stratus Properties, Inc.*	2,002	61,161
Tejon Ranch Co.*	7,524	182,833
Transcontinental Realty Investors, Inc.*	651	21,776
Trinity Place Holdings, Inc.*	6,698	43,872

		4,538,095

Total Real Estate		67,159,533

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	4,129	217,887
Cincinnati Bell, Inc.*	18,757	294,485
Cogent Communications Holdings, Inc.	18,157	969,585
Consolidated Communications Holdings, Inc. (x)	31,301	386,880
Frontier Communications Corp. (x)	33,857	181,474
Hawaiian Telcom Holdco, Inc.*	3,462	100,121
Intelsat SA*	16,781	279,571
Iridium Communications, Inc.*	44,636	718,640
Ooma, Inc.*	5,436	76,919
ORBCOMM, Inc.*	29,884	301,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
pdvWireless, Inc.*	2,672	$66,666
Vonage Holdings Corp.*	91,433	1,178,572
Windstream Holdings, Inc.*	11,727	61,801

		4,834,429

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	16,767	378,767
NII Holdings, Inc. (x)*	26,494	103,327
Shenandoah Telecommunications Co.	20,641	674,960
Spok Holdings, Inc.	5,657	85,138

		1,242,192

Total Telecommunication Services		6,076,621

Utilities (3.0%)
Electric Utilities (0.9%)
ALLETE, Inc.	21,725	1,681,732
El Paso Electric Co.	17,687	1,045,302
Genie Energy Ltd., Class B	466	2,311
IDACORP, Inc.	21,214	1,956,780
MGE Energy, Inc.	15,034	947,894
Otter Tail Corp.	16,104	766,550
PNM Resources, Inc.	34,757	1,352,047
Portland General Electric Co.	38,199	1,633,389
Spark Energy, Inc., Class A (x)	4,734	46,157

		9,432,162

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	6,616	528,949
New Jersey Resources Corp.	37,697	1,686,941
Northwest Natural Gas Co.	11,718	747,608
ONE Gas, Inc.	22,153	1,655,715
RGC Resources, Inc.	1,976	57,660
South Jersey Industries, Inc. (x)	36,375	1,217,471
Southwest Gas Holdings, Inc.	19,934	1,520,366
Spire, Inc.	20,238	1,429,815
WGL Holdings, Inc.	22,099	1,961,286

		10,805,811

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp. (x)*	31,841	70,050
NRG Yield, Inc., Class A	13,444	229,220
NRG Yield, Inc., Class C	28,660	492,952
Ormat Technologies, Inc.	16,992	903,804
Pattern Energy Group, Inc., Class A (x)	33,330	624,938
TerraForm Power, Inc., Class A	30,527	357,166

		2,678,130

Multi-Utilities (0.4%)
Avista Corp.	27,456	1,445,833
Black Hills Corp.	23,060	1,411,503
NorthWestern Corp.	21,531	1,232,650
Unitil Corp.	5,455	278,423

		4,368,409

Water Utilities (0.3%)
American States Water Co.	15,743	899,869
AquaVenture Holdings Ltd.*	4,422	68,895
Artesian Resources Corp., Class A	2,582	100,104
Cadiz, Inc. (x)*	8,744	114,546
California Water Service Group	21,248	827,610
Connecticut Water Service, Inc.	4,667	304,848
Consolidated Water Co. Ltd.	4,989	64,358
Global Water Resources, Inc. (x)	2,444	22,974
Middlesex Water Co.	5,675	239,315
Pure Cycle Corp.*	4,960	47,368
SJW Group	7,257	480,559
York Water Co. (The)	4,045	128,631

		3,299,077

Total Utilities		30,583,589

Total Common Stocks (90.2%) (Cost $656,752,043)		923,021,085

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	13,800	—

Total Consumer Discretionary		—

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR (r)*	3,900	1,441

Total Financials		1,441

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)*	69,052	57,486

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

Total Health Care		57,486

Total Rights (0.0%) (Cost $6,485)		58,927

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	49,197,622	49,207,462

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.7%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $2,000,353, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $2,040,000. (xx)	$2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $3,060,001. (xx)	$3,000,000	$3,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $2,000,332, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $2,040,001. (xx)	2,000,000	2,000,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $6,502,755, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $6,852,870. (xx)	6,500,000	6,500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $612,004. (xx)	600,000	600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,100,183, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,122,001. (xx)	1,100,000	1,100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,100,183, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,122,003. (xx)	1,100,000	1,100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,800,329, collateralized by various Common Stocks; total market value $2,001,951. (xx)	1,800,000	1,800,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,989,804, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $2,029,383. (xx)	1,989,457	1,989,457
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $2,040,930. (xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $5,000,875, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $5,100,076. (xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $5,100,884, collateralized by various Common Stocks; total market value $5,675,745. (xx)	5,100,000	5,100,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $4,900,849, collateralized by various Common Stocks; total market value $5,453,167. (xx)	4,900,000	4,900,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $6,002,462, collateralized by various Common Stocks; total market value $6,677,347. (xx)	6,000,000	6,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $7,002,831, collateralized by various Common Stocks; total market value $7,789,963. (xx)	7,000,000	7,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $11,004,128, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $11,220,000. (xx)	11,000,000	11,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $2,000,751, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $2,040,001. (xx)	$2,000,000	$2,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $6,002,427, collateralized by various Common Stocks; total market value $6,677,111. (xx)	6,000,000	6,000,000
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $10,001,708, collateralized by various Common Stocks; total market value $11,128,519. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		79,089,457

Total Short-Term Investments (12.5%) (Cost $128,299,967)		128,296,919

Total Investments in Securities (102.7%) (Cost $785,058,495)		1,051,376,931
Other Assets Less Liabilities (-2.7%)		(27,588,490)

Net Assets (100%)		$1,023,788,441

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940..
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $43,839 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $78,293,289. This was secured by cash collateral of $79,089,457 which was subsequently invested in joint repurchase agreements with a total value of $79,089,457, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,497,050 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/18 - 2/15/48.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A*	2,508	56,054	—	—	—	(6,772)	49,282	—	—
PennyMac Mortgage Investment Trust (REIT)	18,109	291,011	—	—	—	52,879	343,890	8,511	—

Total		347,065	—	—	—	46,107	393,172	8,511	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,226	9/2018	USD	100,991,750	(1,841,167)

					(1,841,167)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$123,352,158	$—	$—		$123,352,158
Consumer Staples	25,839,995	24,251	—		25,864,246
Energy	46,328,352	—	—		46,328,352
Financials	165,445,155	—	—		165,445,155
Health Care	143,785,899	—	—		143,785,899
Industrials	135,698,161	48,078	—		135,746,239
Information Technology	138,594,413	—	—		138,594,413
Materials	40,084,880	—	—		40,084,880
Real Estate	67,159,533	—	—		67,159,533
Telecommunication Services	6,076,621	—	—		6,076,621
Utilities	30,583,589	—	—		30,583,589
Rights
Consumer Discretionary	—	—	—	(c)	— (c)
Financials	—	—	1,441		1,441
Health Care	—	—	57,486		57,486
Short-Term Investments
Investment Company	49,207,462	—	—		49,207,462
Repurchase Agreements	—	79,089,457	—		79,089,457

Total Assets	$972,156,218	$79,161,786	$58,927		$1,051,376,931

Liabilities:
Futures	$(1,841,167)	$—	$—		$(1,841,167)

Total Liabilities	$(1,841,167)	$—	$—		$(1,841,167)

Total	$970,315,051	$79,161,786	$58,927		$1,049,535,764

(a)	A security with a market value of $81,162 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $24,251 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,841,167	)*

Total		$(1,841,167)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$8,427,189	$8,427,189

Total	$8,427,189	$8,427,189

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(2,656,228)	$(2,656,228)

Total	$(2,656,228)	$(2,656,228)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $96,380,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 19%)*	$117,786,081
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 44%)*	$154,609,867

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,878,706
Aggregate gross unrealized depreciation	(60,068,306)

Net unrealized appreciation	$262,810,400

Federal income tax cost of investments in securities and derivative instruments, if applicable	$786,725,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $397,683)	$393,172
Unaffiliated Issuers (Cost $705,571,355)	971,894,302
Repurchase Agreements (Cost $79,089,457)	79,089,457
Cash	47,504,053
Cash held as collateral at broker	4,324,400
Dividends, interest and other receivables	957,086
Due from Custodian	332,825
Securities lending income receivable	108,812
Receivable from Separate Accounts for Portfolio shares sold	5,059
Receivable for securities sold	2,806
Other assets	10,693

Total assets	1,104,622,665

LIABILITIES
Payable for return of collateral on securities loaned	79,089,457
Payable for securities purchased	497,710
Payable to Separate Accounts for Portfolio shares redeemed	457,023
Investment management fees payable	387,334
Due to broker for futures variation margin	195,842
Administrative fees payable	104,600
Accrued expenses	102,258

Total liabilities	80,834,224

NET ASSETS	$1,023,788,441

Net assets were comprised of:
Paid in capital	$675,609,042
Accumulated undistributed net investment income (loss)	5,582,191
Accumulated undistributed net realized gain (loss)	78,119,939
Net unrealized appreciation (depreciation)	264,477,269

Net assets	$1,023,788,441

Class K
Net asset value, offering and redemption price per share, $1,023,788,441 / 74,169,926 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.80

(x)	Includes value of securities on loan of $78,293,289.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($8,511 of dividend income received from affiliates) (net of $569 foreign withholding tax)	$6,457,842
Interest	256,585
Securities lending (net)	762,303

Total income	7,476,730

EXPENSES
Investment management fees	2,251,952
Administrative fees	605,106
Custodian fees	67,638
Printing and mailing expenses	37,080
Professional fees	33,437
Trustees’ fees	10,969
Miscellaneous	14,536

Gross expenses	3,020,718
Less: Waiver from investment manager	(16,944)

Net expenses	3,003,774

NET INVESTMENT INCOME (LOSS)	4,472,956

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	67,845,603
Futures contracts	8,427,189

Net realized gain (loss)	76,272,792

Change in unrealized appreciation (depreciation) on:
Investments in securities ($46,107 of change in unrealized appreciation (depreciation) from affiliates)	(6,440,839)
Futures contracts	(2,656,228)

Net change in unrealized appreciation (depreciation)	(9,097,067)

NET REALIZED AND UNREALIZED GAIN (LOSS)	67,175,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,648,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,472,956	$7,433,826
Net realized gain (loss)	76,272,792	59,480,791
Net change in unrealized appreciation (depreciation)	(9,097,067)	60,980,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,648,681	127,895,009

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(8,278,742)
Distributions from net realized capital gains
Class K	—	(68,369,342)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(76,648,084)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 69,373 and 211,203 shares, respectively ]	915,576	2,642,948
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,085,959 shares, respectively ]	—	76,648,084
Capital shares repurchased [ (3,766,905) and (6,977,039) shares, respectively ]	(50,092,564)	(89,099,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,176,988)	(9,808,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,471,693	41,438,691
NET ASSETS:
Beginning of period	1,001,316,748	959,878,057

End of period (a)	$1,023,788,441	$1,001,316,748

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,582,191	$1,109,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to	Year Ended December 31,
Class IA	April 13, 2015‡	2014	2013
Net asset value, beginning of period	$12.40	$13.10	$11.47

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.06)†
Net realized and unrealized gain (loss)	0.66	0.52	4.31

Total from investment operations	0.66	0.50	4.25

Less distributions:
Distributions from net realized gains	—	(1.20)	(2.62)

Net asset value, end of period	$13.06	$12.40	$13.10

Total return (b)	5.32%	4.01%	37.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.91%	0.89%
Before waivers and reimbursements (a)(f)	0.87%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.11)%	(0.15)%	(0.49)%
Before waivers and reimbursements (a)(f)	(0.11)%	(0.15)%	(0.49)%
Portfolio turnover rate (z)^	29%	15%	13%

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.86	$12.22	$10.59	$12.42	$13.10	$11.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.10	0.06	0.02	0.02
Net realized and unrealized gain (loss)	0.88	1.59	2.09	(0.66)	0.53	4.26

Total from investment operations	0.94	1.69	2.19	(0.60)	0.55	4.28

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.06)	(0.03)	(0.03)
Distributions from net realized gains	—	(0.93)	(0.45)	(1.17)	(1.20)	(2.62)

Total dividends and distributions	—	(1.05)	(0.56)	(1.23)	(1.23)	(2.65)

Net asset value, end of period	$13.80	$12.86	$12.22	$10.59	$12.42	$13.10

Total return (b)	7.31%	14.08%	20.71%	(4.74)%	4.40%	38.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,023,788	$1,001,317	$959,878	$888,430	$1,083,788	$1,268,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.61%	0.61%	0.63%	0.64%
Before waivers and reimbursements (a)(f)	0.60%	0.61%	0.62%	0.61%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.77%	0.94%	0.45%	0.14%	0.12%
Before waivers and reimbursements (a)(f)	0.89%	0.76%	0.93%	0.44%	0.14%	0.12%
Portfolio turnover rate (z)^	13%	13%	14%	29%	15%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	25.7%
Health Care	18.7
Energy	11.2
Information Technology	10.7
Consumer Staples	7.4
Utilities	7.4
Telecommunication Services	4.5
Consumer Discretionary	4.2
Industrials	4.1
Materials	2.5
Investment Company	0.4
Repurchase Agreements	0.0 #
Cash and Other	3.2

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,001.62	$4.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.34	4.50
Class IB
Actual	1,000.00	1,001.62	4.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.34	4.50
Class K
Actual	1,000.00	1,002.43	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.58	3.25

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.90%, 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.2%)
Auto Components (0.8%)
Lear Corp.	76,840	$14,277,641

Media (2.8%)
Comcast Corp., Class A	607,897	19,945,100
Interpublic Group of Cos., Inc. (The)	1,170,006	27,424,941

		47,370,041

Specialty Retail (0.6%)
Lowe’s Cos., Inc.	100,086	9,565,219

Total Consumer Discretionary		71,212,901

Consumer Staples (7.4%)
Beverages (2.4%)
Molson Coors Brewing Co., Class B	598,931	40,751,265

Food & Staples Retailing (2.0%)
Kroger Co. (The)	489,369	13,922,548
Walgreens Boots Alliance, Inc.	339,879	20,397,838

		34,320,386

Food Products (3.0%)
JM Smucker Co. (The)	211,791	22,763,297
Kellogg Co.	404,738	28,279,044

		51,042,341

Total Consumer Staples		126,113,992

Energy (11.2%)
Oil, Gas & Consumable Fuels (11.2%)
ConocoPhillips	436,360	30,379,383
Devon Energy Corp.	597,727	26,276,079
Marathon Oil Corp.	558,659	11,653,627
Marathon Petroleum Corp.	198,303	13,912,939
Royal Dutch Shell plc (ADR), Class A	614,300	42,527,989
Suncor Energy, Inc.	803,821	32,699,438
Valero Energy Corp.	129,056	14,303,276
Williams Cos., Inc. (The)	676,080	18,328,529

Total Energy		190,081,260

Financials (25.7%)
Banks (15.0%)
Bank of America Corp.	1,251,198	35,271,272
Citigroup, Inc.	753,345	50,413,847
JPMorgan Chase & Co.	874,526	91,125,609
Regions Financial Corp.	1,418,013	25,212,271
Wells Fargo & Co.	947,567	52,533,115

		254,556,114

Capital Markets (3.2%)
E*TRADE Financial Corp.*	262,488	16,053,766
Morgan Stanley	672,560	31,879,344
Nasdaq, Inc.	77,118	7,038,560

		54,971,670

Consumer Finance (1.9%)
Ally Financial, Inc.	98,218	2,580,187
Capital One Financial Corp.	145,227	13,346,361
Discover Financial Services	127,596	8,984,034
SLM Corp.*	609,641	6,980,390

		31,890,972

Insurance (5.6%)
American International Group, Inc.	342,115	18,138,937
Assured Guaranty Ltd.	260,810	9,318,741
Brighthouse Financial, Inc.*	148,233	5,939,696
Hartford Financial Services Group, Inc. (The)	494,590	25,288,387
Lincoln National Corp.	244,547	15,223,051
XL Group Ltd.	365,369	20,442,396

		94,351,208

Total Financials		435,769,964

Health Care (18.7%)
Biotechnology (2.0%)
Biogen, Inc.*	34,544	10,026,050
Gilead Sciences, Inc.	332,884	23,581,503

		33,607,553

Health Care Equipment & Supplies (7.9%)
Baxter International, Inc.	428,058	31,607,803
Koninklijke Philips NV (NYRS)	494,397	20,898,161
Medtronic plc	269,433	23,066,159
Zimmer Biomet Holdings, Inc.	518,552	57,787,435

		133,359,558

Health Care Providers & Services (1.2%)
Laboratory Corp. of America Holdings*	116,458	20,907,705

Pharmaceuticals (7.6%)
Novartis AG (ADR)	481,961	36,407,334
Pfizer, Inc.	2,565,145	93,063,460

		129,470,794

Total Health Care		317,345,610

Industrials (4.1%)
Electrical Equipment (1.7%)
ABB Ltd. (ADR) (x)	972,059	21,161,725
Hubbell, Inc.	77,080	8,150,439

		29,312,164

Industrial Conglomerates (1.3%)
General Electric Co.	1,633,677	22,234,344

Road & Rail (1.1%)
Norfolk Southern Corp.	117,352	17,704,896

Total Industrials		69,251,404

Information Technology (10.7%)
Communications Equipment (4.6%)
Cisco Systems, Inc.	1,795,827	77,274,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.5%)
NXP Semiconductors NV*	60,815	$6,645,255
QUALCOMM, Inc.	921,040	51,688,765

		58,334,020

Software (1.2%)
Oracle Corp.	477,370	21,032,922

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	128,861	23,853,460

Total Information Technology		180,494,838

Materials (2.5%)
Chemicals (0.7%)
Akzo Nobel NV (ADR)	418,549	11,878,420

Containers & Packaging (0.4%)
Owens-Illinois, Inc.*	374,932	6,302,607

Metals & Mining (1.4%)
Nucor Corp.	218,548	13,659,250
Reliance Steel & Aluminum Co.	109,861	9,617,232

		23,276,482

Total Materials		41,457,509

Telecommunication Services (4.5%)
Diversified Telecommunication Services (2.6%)
Verizon Communications, Inc.	867,290	43,633,360

Wireless Telecommunication Services (1.9%)
Telephone & Data Systems, Inc.	1,044,474	28,639,477
United States Cellular Corp.*	81,897	3,033,465

		31,672,942

Total Telecommunication Services		75,306,302

Utilities (7.4%)
Electric Utilities (4.4%)
Exelon Corp.	747,941	31,862,287
FirstEnergy Corp.	762,427	27,378,754
PG&E Corp.	383,042	16,302,267

		75,543,308

Independent Power and Renewable Electricity Producers (3.0%)
AES Corp.	3,766,345	50,506,686

Total Utilities		126,049,994

Total Common Stocks (96.4%) (Cost $1,284,499,072)		1,633,083,774

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	6,972,351	6,973,745

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $29,650, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $30,238. (xx)	$29,645	29,645
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $12,149, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $12,390. (xx)	12,147	12,147
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $21,071, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $21,488. (xx)	21,067	21,067
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $21,104, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $21,522. (xx)	21,100	21,100
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $32,768, collateralized by various Common Stocks; total market value $36,438. (xx)	32,762	32,762
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $228,178, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $232,716. (xx)	228,138	228,138
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $92,031, collateralized by various Common Stocks; total market value $102,403. (xx)	92,015	92,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $88,941, collateralized by various Common Stocks; total market value $98,965. (xx)	$88,926	$88,926

Total Repurchase Agreements		525,800

Total Short-Term Investments (0.4%) (Cost $7,499,545)		7,499,545

Total Investments in Securities (96.8%) (Cost $1,291,998,617)		1,640,583,319
Other Assets Less Liabilities (3.2%)		54,354,409

Net Assets (100%)		$1,694,937,728

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $520,303. This was secured by cash collateral of $525,800 which was subsequently invested in joint repurchase agreements with a total value of $525,800, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$71,212,901	$—	$—	$71,212,901
Consumer Staples	126,113,992	—	—	126,113,992
Energy	190,081,260	—	—	190,081,260
Financials	435,769,964	—	—	435,769,964
Health Care	317,345,610	—	—	317,345,610
Industrials	69,251,404	—	—	69,251,404
Information Technology	180,494,838	—	—	180,494,838
Materials	41,457,509	—	—	41,457,509
Telecommunication Services	75,306,302	—	—	75,306,302
Utilities	126,049,994	—	—	126,049,994
Short-Term Investments
Investment Company	6,973,745	—	—	6,973,745
Repurchase Agreements	—	525,800	—	525,800

Total Assets	$1,640,057,519	$525,800	$—	$1,640,583,319

Total Liabilities	$—	$—	$—	$—

Total	$1,640,057,519	$525,800	$—	$1,640,583,319

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$255,174,161
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$359,472,887

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$407,104,577
Aggregate gross unrealized depreciation	(71,474,306)

Net unrealized appreciation	$335,630,271

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,304,953,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,291,472,817)	$1,640,057,519
Repurchase Agreements (Cost $525,800)	525,800
Cash	54,609,372
Receivable for securities sold	2,179,918
Dividends, interest and other receivables	842,301
Receivable from Separate Accounts for Portfolio shares sold	228,189
Securities lending income receivable	2,199
Receivable from sub-adviser	39
Other assets	18,515

Total assets	1,698,463,852

LIABILITIES
Payable for securities purchased	896,356
Payable to Separate Accounts for Portfolio shares redeemed	873,155
Investment management fees payable	746,058
Payable for return of collateral on securities loaned	525,800
Distribution fees payable – Class IB	207,906
Administrative fees payable	137,716
Distribution fees payable – Class IA	33,724
Trustees’ fees payable	697
Accrued expenses	104,712

Total liabilities	3,526,124

NET ASSETS	$1,694,937,728

Net assets were comprised of:
Paid in capital	$1,275,435,397
Accumulated undistributed net investment income (loss)	15,569,019
Accumulated undistributed net realized gain (loss)	55,348,610
Net unrealized appreciation (depreciation)	348,584,702

Net assets	$1,694,937,728

Class IA
Net asset value, offering and redemption price per share, $161,629,252 / 6,536,621 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.73

Class IB
Net asset value, offering and redemption price per share, $1,001,763,716 / 40,410,994 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.79

Class K
Net asset value, offering and redemption price per share, $531,544,760 / 21,473,287 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.75

(x)	Includes value of securities on loan of $520,303.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $62,292 foreign withholding tax)	$22,108,516
Interest	74,289
Securities lending (net)	82,731

Total income	22,265,536

EXPENSES
Investment management fees	4,984,953
Distribution fees – Class IB	1,263,025
Administrative fees	840,738
Distribution fees – Class IA	207,533
Printing and mailing expenses	64,363
Professional fees	46,269
Custodian fees	34,216
Trustees’ fees	19,169
Miscellaneous	18,616

Gross expenses	7,478,882
Less: Waiver from investment manager	(425,078)

Net expenses	7,053,804

NET INVESTMENT INCOME (LOSS)	15,211,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	68,660,328
Net change in unrealized appreciation (depreciation) on investments in securities	(79,878,227)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,217,899)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,993,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,211,732	$22,700,511
Net realized gain (loss)	68,660,328	32,394,714
Net change in unrealized appreciation (depreciation)	(79,878,227)	84,445,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,993,833	139,541,099

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,315,180)
Class IB	—	(13,984,873)
Class K	—	(9,053,197)

TOTAL DIVIDENDS	—	(25,353,250)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 142,698 and 497,639 shares, respectively ]	3,537,766	11,598,159
Capital shares issued in reinvestment of dividends [ 0 and 95,137 shares, respectively ]	—	2,315,180
Capital shares repurchased [ (523,532) and (783,395) shares, respectively ]	(13,042,141)	(18,330,220)

Total Class IA transactions	(9,504,375)	(4,416,881)

Class IB
Capital shares sold [ 813,610 and 2,157,117 shares, respectively ]	20,174,837	50,562,901
Capital shares issued in reinvestment of dividends [ 0 and 573,227 shares, respectively ]	—	13,984,873
Capital shares repurchased [ (1,843,643) and (4,565,747) shares, respectively ]	(46,057,483)	(107,695,861)

Total Class IB transactions	(25,882,646)	(43,148,087)

Class K
Capital shares sold [ 115,619 and 324,279 shares, respectively ]	2,887,303	7,558,834
Capital shares issued in reinvestment of dividends [ 0 and 372,120 shares, respectively ]	—	9,053,197
Capital shares repurchased [ (1,682,196) and (8,968,272) shares, respectively ]	(42,025,400)	(212,005,237)

Total Class K transactions	(39,138,097)	(195,393,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(74,525,118)	(242,958,174)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,531,285)	(128,770,325)
NET ASSETS:
Beginning of period	1,765,469,013	1,894,239,338

End of period (a)	$1,694,937,728	$1,765,469,013

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,569,019	$357,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$24.69		$23.16		$19.90	$21.52		$19.82		$14.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	###	0.28		0.29	0.29		0.24	##	0.21
Net realized and unrealized gain (loss)	(0.17)		1.59		3.29	(1.63)		1.69		5.30

Total from investment operations	0.04		1.87		3.58	(1.34)		1.93		5.51

Less distributions:
Dividends from net investment income	—		(0.34)		(0.32)	(0.28)		(0.23)		(0.29)

Net asset value, end of period	$24.73		$24.69		$23.16	$19.90		$21.52		$19.82

Total return (b)	0.16%		8.09	%(jj)	17.99%	(6.19	)%(dd)	9.73%		37.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$161,629		$170,805		$164,610	$144,862		$148,079		$115,640
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.95%		0.95%	0.95%		0.95%		0.95%
After waivers and fees paid indirectly (a)(f)	0.90%		0.95%		0.95%	0.95%		0.95%		0.94%
Before waivers and fees paid indirectly (a)(f)	0.95%		0.95%		0.95%	0.95%		0.95%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69	%(mm)	1.19%		1.39%	1.35	%(gg)	1.16	%(aa)	1.18%
After waivers and fees paid indirectly (a)(f)	1.69	%(mm)	1.19%		1.39%	1.35	%(gg)	1.16	%(aa)	1.19%
Before waivers and fees paid indirectly (a)(f)	1.64	%(mm)	1.19%		1.39%	1.35	%(gg)	1.16	%(aa)	1.18%
Portfolio turnover rate (z)^	15%		43%		34%	49%		41%		50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$24.75		$23.22		$19.95	$21.57		$19.87		$14.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	###	0.28		0.29	0.29		0.24	##	0.20
Net realized and unrealized gain (loss)	(0.17)		1.59		3.31	(1.63)		1.69		5.32

Total from investment operations	0.04		1.87		3.60	(1.34)		1.93		5.52

Less distributions:
Dividends from net investment income	—		(0.34)		(0.33)	(0.28)		(0.23)		(0.29)

Net asset value, end of period	$24.79		$24.75		$23.22	$19.95		$21.57		$19.87

Total return (b)	0.16%		8.07	%(kk)	18.00%	(6.17	)%(ee)	9.71%		37.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,001,764		$1,025,850		$1,004,707	$872,607		$945,860		$868,200
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.95%		0.95%	0.95%		0.95%		0.95%
After waivers and fees paid indirectly (a)(f)	0.90%		0.95%		0.95%	0.95%		0.95%		0.94%
Before waivers and fees paid indirectly (a)(f)	0.95%		0.95%		0.95%	0.95%		0.95%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69	%(mm)	1.19%		1.38%	1.35	%(hh)	1.15	%(bb)	1.17%
After waivers and fees paid indirectly (a)(f)	1.69	%(mm)	1.19%		1.38%	1.35	%(hh)	1.15	%(bb)	1.18%
Before waivers and fees paid indirectly (a)(f)	1.64	%(mm)	1.19%		1.38%	1.35	%(hh)	1.15	%(bb)	1.17%
Portfolio turnover rate (z)^	15%		43%		34%	49%		41%		50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$24.69		$23.15		$19.90	$21.51		$19.82		$14.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	###	0.34		0.34	0.34		0.29	##	0.25
Net realized and unrealized gain (loss)	(0.18)		1.60		3.30	(1.62)		1.68		5.31

Total from investment operations	0.06		1.94		3.64	(1.28)		1.97		5.56

Less distributions:
Dividends from net investment income	—		(0.40)		(0.39)	(0.33)		(0.28)		(0.34)

Net asset value, end of period	$24.75		$24.69		$23.15	$19.90		$21.51		$19.82

Total return (b)	0.24%		8.39	%(ll)	18.24%	(5.90	)%(ff)	9.95%		38.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531,545		$568,814		$724,922	$748,345		$834,189		$745,081
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.70%		0.70%	0.70%		0.70%		0.70%
After waivers and fees paid indirectly (a)(f)	0.65%		0.70%		0.70%	0.70%		0.70%		0.69%
Before waivers and fees paid indirectly (a)(f)	0.70%		0.70%		0.70%	0.70%		0.70%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.94	%(mm)	1.44%		1.65%	1.60	%(ii)	1.41	%(cc)	1.43%
After waivers and fees paid indirectly (a)(f)	1.94	%(mm)	1.44%		1.65%	1.60	%(ii)	1.41	%(cc)	1.45%
Before waivers and fees paid indirectly (a)(f)	1.89	%(mm)	1.44%		1.65%	1.60	%(ii)	1.41	%(cc)	1.43%
Portfolio turnover rate (z)^	15%		43%		34%	49%		41%		50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.21, $0.21, and $0.26 for Class IA, Class IB, and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19, $0.19, and $0.22 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.01% for income after waivers and reimbursements, 1.01% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.00% for income after waivers and reimbursements, 1.00% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.26% for income after waivers and reimbursements, 1.26% for income after waivers, reimbursements and fees paid indirectly, and 1.26% for income before waivers, reimbursements.

(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.33)%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.31)%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.04)%.
(gg)

Includes income resulting from litigation income. Without this income, the ratios would have been 1.21% after waivers, 1.21% after waivers and fees paid indirectly and 1.21% before waivers and fees paid indirectly.

(hh)

Includes income resulting from litigation income. Without this income, the ratios would have been 1.21% after waivers, 1.21% after waivers and fees paid indirectly and 1.21% before waivers and fees paid indirectly..

(ii)

Includes income resulting from litigation income. Without this income, the ratios would have been 1.46% after waivers, 1.46% after waivers and fees paid indirectly and 1.46% before waivers and fees paid indirectly.

(jj)	Includes a litigation payment. Without this payment, the total return would have been 7.96%.
(kk)	Includes a litigation payment. Without this payment, the total return would have been 7.98%.
(ll)	Includes a litigation payment. Without this payment, the total return would have been 8.26%.
(mm)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.16% lower.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	27.8%
Financials	15.9
Consumer Discretionary	13.8
Industrials	11.9
Health Care	10.3
Energy	6.8
Consumer Staples	5.4
Real Estate	3.7
Utilities	1.9
Repurchase Agreements	1.2
Materials	0.6
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,046.83	$4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,047.16	4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class K
Actual	1,000.00	1,048.05	3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Hotels, Restaurants & Leisure (5.4%)
Chipotle Mexican Grill, Inc.*	10,200	$4,399,974
Hilton Worldwide Holdings, Inc.	79,000	6,253,640
Starbucks Corp.	116,080	5,670,508
Wynn Resorts Ltd.	11,700	1,957,878
Yum! Brands, Inc.	48,800	3,817,136

		22,099,136

Household Durables (1.4%)
Newell Brands, Inc.	72,800	1,877,512
Whirlpool Corp.	27,212	3,979,211

		5,856,723

Internet & Direct Marketing Retail (2.6%)
Amazon.com, Inc.*	3,807	6,471,139
Booking Holdings, Inc.*	2,050	4,155,534

		10,626,673

Media (2.9%)
Charter Communications, Inc., Class A*	27,113	7,949,803
Comcast Corp., Class A	122,700	4,025,787

		11,975,590

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	76,842	6,122,770

Total Consumer Discretionary		56,680,892

Consumer Staples (5.4%)
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	22,100	4,618,458

Food Products (1.6%)
Hormel Foods Corp. (x)	76,500	2,846,565
Mondelez International, Inc., Class A	83,890	3,439,490

		6,286,055

Household Products (1.1%)
Church & Dwight Co., Inc.	87,100	4,630,236

Tobacco (1.6%)
Philip Morris International, Inc.	81,000	6,539,940

Total Consumer Staples		22,074,689

Energy (6.8%)
Energy Equipment & Services (2.0%)
Ensco plc, Class A (x)	426,954	3,099,686
Halliburton Co.	59,775	2,693,462
Schlumberger Ltd.	33,775	2,263,938

		8,057,086

Oil, Gas & Consumable Fuels (4.8%)
Chevron Corp.	19,075	2,411,652
Concho Resources, Inc.*	13,900	1,923,065
ConocoPhillips	20,600	1,434,172
Enbridge, Inc.	122,500	4,372,025
EOG Resources, Inc.	18,900	2,351,727
Occidental Petroleum Corp.	29,300	2,451,824
Williams Cos., Inc. (The)	173,400	4,700,874

		19,645,339

Total Energy		27,702,425

Financials (15.9%)
Banks (5.5%)
Huntington Bancshares, Inc.	386,900	5,710,644
JPMorgan Chase & Co.	66,264	6,904,709
SVB Financial Group*	17,300	4,995,548
Wells Fargo & Co.	90,708	5,028,851

		22,639,752

Capital Markets (6.1%)
Bank of New York Mellon Corp. (The)	94,900	5,117,957
CME Group, Inc.	24,274	3,978,994
Intercontinental Exchange, Inc.	54,500	4,008,475
Invesco Ltd.	49,200	1,306,752
Moody’s Corp.	19,500	3,325,920
Nasdaq, Inc.	23,100	2,108,337
State Street Corp.	57,400	5,343,366

		25,189,801

Insurance (4.3%)
Aon plc	47,958	6,578,399
Chubb Ltd.	34,431	4,373,426
Marsh & McLennan Cos., Inc.	58,268	4,776,228
RenaissanceRe Holdings Ltd.	14,700	1,768,704

		17,496,757

Total Financials		65,326,310

Health Care (10.3%)
Biotechnology (6.6%)
Agios Pharmaceuticals, Inc.*	68,500	5,769,755
Bluebird Bio, Inc.*	27,900	4,378,905
Incyte Corp.*	90,600	6,070,200
Seattle Genetics, Inc.*	115,300	7,654,767
Ultragenyx Pharmaceutical, Inc.*	44,400	3,413,028

		27,286,655

Health Care Equipment & Supplies (1.1%)
Danaher Corp.	44,929	4,433,594

Health Care Providers & Services (1.2%)
UnitedHealth Group, Inc.	19,800	4,857,732

Pharmaceuticals (1.4%)
Eli Lilly & Co.	66,900	5,708,577

Total Health Care		42,286,558

Industrials (11.9%)
Aerospace & Defense (4.9%)
Boeing Co. (The)	12,300	4,126,773
Hexcel Corp.	46,638	3,095,831
Northrop Grumman Corp.	9,200	2,830,840
TransDigm Group, Inc.	29,000	10,009,060

		20,062,504

Commercial Services & Supplies (1.5%)
Waste Connections, Inc.	80,786	6,081,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.5%)
Eaton Corp. plc	81,189	$6,068,066

Machinery (1.1%)
Deere & Co.	19,900	2,782,020
IDEX Corp.	12,709	1,734,524

		4,516,544

Professional Services (1.8%)
Equifax, Inc.	35,300	4,416,383
RELX plc (ADR) (x)	132,400	2,878,376

		7,294,759

Road & Rail (1.1%)
CSX Corp.	72,900	4,649,562

Total Industrials		48,673,005

Information Technology (27.8%)
Electronic Equipment, Instruments & Components (0.8%)
Trimble, Inc.*	99,000	3,251,160

Internet Software & Services (6.7%)
Alphabet, Inc., Class A*	68	76,785
Alphabet, Inc., Class C*	7,679	8,567,076
Facebook, Inc., Class A*	57,800	11,231,696
GoDaddy, Inc., Class A*	109,600	7,737,760

		27,613,317

IT Services (6.8%)
Accenture plc, Class A	29,846	4,882,507
Euronet Worldwide, Inc.*	62,300	5,218,871
Global Payments, Inc.	44,000	4,905,560
Jack Henry & Associates, Inc.	42,681	5,563,895
Visa, Inc., Class A	53,864	7,134,287

		27,705,120

Semiconductors & Semiconductor Equipment (7.6%)
Analog Devices, Inc.	26,800	2,570,656
ASML Holding NV (Registered) (NYRS)	46,394	9,184,620
Broadcom, Inc.	47,288	11,473,960
ON Semiconductor Corp.*	365,402	8,124,714

		31,353,950

Software (3.0%)
Activision Blizzard, Inc.	49,000	3,739,680
Micro Focus International plc (ADR)	168,358	2,907,543
Microsoft Corp.	56,600	5,581,326

		12,228,549

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	37,628	6,965,319
HP, Inc.	67,300	1,527,037
NetApp, Inc.	43,100	3,384,643

		11,876,999

Total Information Technology		114,029,095

Materials (0.6%)
Chemicals (0.6%)
Praxair, Inc.	14,800	2,340,620

Total Materials		2,340,620

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
American Tower Corp. (REIT)	66,595	9,601,001
Crown Castle International Corp. (REIT)	51,400	5,541,948

Total Real Estate		15,142,949

Utilities (1.9%)
Electric Utilities (0.4%)
PG&E Corp.	39,500	1,681,120

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp.	317,700	4,260,357

Multi-Utilities (0.4%)
Sempra Energy	14,800	1,718,428

Total Utilities		7,659,905

Total Common Stocks (98.1%) (Cost $270,122,426)		401,916,448

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $102,000. (xx)	$100,000	100,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $89,346, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $91,118. (xx)	89,331	89,331
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $900,382, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $948,859. (xx)	900,000	900,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $36,609, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $37,335. (xx)	$36,603	$36,603
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $63,492, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $64,751. (xx)	63,481	63,481
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $63,592, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $64,853. (xx)	63,581	63,581
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $98,740, collateralized by various Common Stocks; total market value $109,798. (xx)	98,722	98,722
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,224,685, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,249,045. (xx)	1,224,472	1,224,472
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $2,040,930. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000

Total Repurchase Agreements		4,976,190

Total Short-Term Investments (1.2%) (Cost $4,976,190)		4,976,190

Total Investments in Securities (99.3%) (Cost $275,098,616)		406,892,638
Other Assets Less Liabilities (0.7%)		2,782,170

Net Assets (100%)		$409,674,808

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $5,115,806. This was secured by cash collateral of $4,976,190 which was subsequently invested in joint repurchase agreements with a total value of $4,976,190, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $222,610 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/46.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$56,680,892	$—	$—	$56,680,892
Consumer Staples	22,074,689	—	—	22,074,689
Energy	27,702,425	—	—	27,702,425
Financials	65,326,310	—	—	65,326,310
Health Care	42,286,558	—	—	42,286,558
Industrials	48,673,005	—	—	48,673,005
Information Technology	114,029,095	—	—	114,029,095
Materials	2,340,620	—	—	2,340,620
Real Estate	15,142,949	—	—	15,142,949
Utilities	7,659,905	—	—	7,659,905
Short-Term Investments
Repurchase Agreements	—	4,976,190	—	4,976,190

Total Assets	$401,916,448	$4,976,190	$—	$406,892,638

Total Liabilities	$—	$—	$—	$—

Total	$401,916,448	$4,976,190	$—	$406,892,638

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,588,375
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,363,488

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,332,934
Aggregate gross unrealized depreciation	(7,403,437)

Net unrealized appreciation	$131,929,497

Federal income tax cost of investments in securities and derivative instruments, if applicable	$274,963,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $270,122,426)	$401,916,448
Repurchase Agreements (Cost $4,976,190)	4,976,190
Cash	7,909,372
Dividends, interest and other receivables	352,233
Receivable from Separate Accounts for Portfolio shares sold	24,034
Securities lending income receivable	2,096
Other assets	4,370

Total assets	415,184,743

LIABILITIES
Payable for return of collateral on securities loaned	4,976,190
Investment management fees payable	200,931
Payable to Separate Accounts for Portfolio shares redeemed	124,369
Distribution fees payable – Class IB	75,798
Administrative fees payable	33,502
Distribution fees payable – Class IA	8,981
Trustees’ fees payable	2,025
Accrued expenses	88,139

Total liabilities	5,509,935

NET ASSETS	$409,674,808

Net assets were comprised of:
Paid in capital	$244,372,040
Accumulated undistributed net investment income (loss)	1,297,480
Accumulated undistributed net realized gain (loss)	32,211,266
Net unrealized appreciation (depreciation)	131,794,022

Net assets	$409,674,808

Class IA
Net asset value, offering and redemption price per share, $42,847,399 / 1,533,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.94

Class IB
Net asset value, offering and redemption price per share, $362,346,508 / 12,952,482 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.98

Class K
Net asset value, offering and redemption price per share, $4,480,901 / 160,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.92

(x)	Includes value of securities on loan of $5,115,806.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,626 foreign withholding tax)	$3,074,131
Interest	42,040
Securities lending (net)	24,138

Total income	3,140,309

EXPENSES
Investment management fees	1,328,937
Distribution fees – Class IB	452,453
Administrative fees	199,577
Distribution fees – Class IA	53,322
Professional fees	28,406
Custodian fees	19,836
Printing and mailing expenses	15,190
Trustees’ fees	4,508
Miscellaneous	3,875

Gross expenses	2,106,104
Less: Waiver from investment manager	(127,775)

Net expenses	1,978,329

NET INVESTMENT INCOME (LOSS)	1,161,980

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	24,032,084
Net change in unrealized appreciation (depreciation) on investments in securities	(6,378,753)

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,653,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,815,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,161,980	$2,360,249
Net realized gain (loss)	24,032,084	40,395,176
Net change in unrealized appreciation (depreciation)	(6,378,753)	44,015,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,815,311	86,770,862

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(262,011)
Class IB	—	(2,024,492)
Class K	—	(32,086)

	—	(2,318,589)

Distributions from net realized capital gains
Class IA	—	(2,483,241)
Class IB	—	(19,671,469)
Class K	—	(222,251)

	—	(22,376,961)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(24,695,550)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 54,520 and 220,735 shares, respectively ]	1,504,852	5,707,712
Capital shares issued in reinvestment of dividends and distributions [ 0 and 103,815 shares, respectively ]	—	2,745,252
Capital shares repurchased [ (100,317) and (457,809) shares, respectively ]	(2,771,748)	(12,086,098)

Total Class IA transactions	(1,266,896)	(3,633,134)

Class IB
Capital shares sold [ 205,013 and 616,668 shares, respectively ]	5,689,621	15,997,575
Capital shares issued in reinvestment of dividends and distributions [ 0 and 819,515 shares, respectively ]	—	21,695,961
Capital shares repurchased [ (714,369) and (1,581,723) shares, respectively ]	(19,763,431)	(41,035,646)

Total Class IB transactions	(14,073,810)	(3,342,110)

Class K
Capital shares sold [ 24,507 and 43,213 shares, respectively ]	678,247	1,118,542
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,639 shares, respectively ]	—	254,337
Capital shares repurchased [ (17,204) and (51,177) shares, respectively ]	(478,722)	(1,311,300)

Total Class K transactions	199,525	61,579

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,141,181)	(6,913,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,674,130	55,161,647
NET ASSETS:
Beginning of period	406,000,678	350,839,031

End of period (a)	$409,674,808	$406,000,678

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,297,480	$135,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015		2014		2013
Net asset value, beginning of period	$26.69	$22.66		$21.07		$20.81		$18.96		$14.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	####	0.16	###	0.10		0.12	##	0.09
Net realized and unrealized gain (loss)	1.17	5.58		1.62		0.29		1.87		4.54

Total from investment operations	1.25	5.74		1.78		0.39		1.99		4.63

Less distributions:
Dividends from net investment income	—	(0.16)		(0.19)		(0.13)		(0.14)		(0.25)
Distributions from net realized gains	—	(1.55)		—		—		—		—

Total dividends and distributions	—	(1.71)		(0.19)		(0.13)		(0.14)		(0.25)

Net asset value, end of period	$27.94	$26.69		$22.66		$21.07		$20.81		$18.96

Total return (b)	4.68%	25.39	%(jj)	8.46%		1.87	%(dd)	10.51%		31.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,847	$42,155		$38,797		$39,601		$40,961		$38,398
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%		0.97%
After waivers and fees paid indirectly (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%		0.97%
Before waivers and fees paid indirectly (a)(f)	1.03%	1.04%		1.04%		1.04%		1.04%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.57%	0.61	%(mm)	0.74	%(gg)	0.47%		0.64	%(aa)	0.54%
After waivers and fees paid indirectly (a)(f)	0.57%	0.61	%(mm)	0.74	%(gg)	0.47%		0.64	%(aa)	0.54%
Before waivers and fees paid indirectly (a)(f)	0.50%	0.54	%(mm)	0.67	%(gg)	0.40%		0.57	%(aa)	0.47%
Portfolio turnover rate (z)^	18%	28%		20%		31%		27%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015		2014		2013
Net asset value, beginning of period	$26.72	$22.68		$21.10		$20.83		$18.98		$14.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	####	0.16	###	0.10		0.12	##	0.09
Net realized and unrealized gain (loss)	1.18	5.59		1.62		0.30		1.87		4.54

Total from investment operations	1.26	5.75		1.78		0.40		1.99		4.63

Less distributions:
Dividends from net investment income	—	(0.16)		(0.20)		(0.13)		(0.14)		(0.25)
Distributions from net realized gains	—	(1.55)		—		—		—		—

Total dividends and distributions	—	(1.71)		(0.20)		(0.13)		(0.14)		(0.25)

Net asset value, end of period	$27.98	$26.72		$22.68		$21.10		$20.83		$18.98

Total return (b)	4.72%	25.41	%(kk)	8.40%		1.92	%(ee)	10.50%		31.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$362,347	$359,765		$308,617		$310,665		$320,005		$321,605
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%		0.97%
After waivers and fees paid indirectly (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%		0.97%
Before waivers and fees paid indirectly (a)(f)	1.03%	1.04%		1.04%		1.04%		1.04%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.57%	0.60	%(nn)	0.74	%(hh)	0.47%		0.64	%(bb)	0.56%
After waivers and fees paid indirectly (a)(f)	0.57%	0.60	%(nn)	0.74	%(hh)	0.47%		0.64	%(bb)	0.56%
Before waivers and fees paid indirectly (a)(f)	0.50%	0.54	%(nn)	0.68	%(hh)	0.40%		0.57	%(bb)	0.50%
Portfolio turnover rate (z)^	18%	28%		20%		31%		27%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,								October 30, 2013* to December 31, 2013
		2017		2016		2015		2014
Net asset value, beginning of period	$26.64	$22.61		$21.03		$20.76		$18.92		$18.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.22	####	0.22	###	0.15		0.18	##	0.02
Net realized and unrealized gain (loss)	1.17	5.58		1.61		0.30		1.86		0.78

Total from investment operations	1.28	5.80		1.83		0.45		2.04		0.80

Less distributions:
Dividends from net investment income	—	(0.22)		(0.25)		(0.18)		(0.20)		(0.30)
Distributions from net realized gains	—	(1.55)		—		—		—		—

Total dividends and distributions	—	(1.77)		(0.25)		(0.18)		(0.20)		(0.30)

Net asset value, end of period	$27.92	$26.64		$22.61		$21.03		$20.76		$18.92

Total return (b)	4.80%	25.74	%(ll)	8.70%		2.19	%(ff)	10.76%		4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,481	$4,081		$3,425		$2,901		$3,272		$1,470
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%		0.72%		0.72%		0.72%		0.72%
After waivers and fees paid indirectly (a)(f)	0.72%	0.72%		0.72%		0.72%		0.72%		0.72%
Before waivers and fees paid indirectly (a)(f)	0.78%	0.79%		0.79%		0.79%		0.79%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.83%	0.85	%(oo)	1.01	%(ii)	0.71%		0.92	%(cc)	0.76%
After waivers and fees paid indirectly (a)(f)	0.83%	0.85	%(oo)	1.01	%(ii)	0.71%		0.92	%(cc)	0.76%
Before waivers and fees paid indirectly (a)(f)	0.76%	0.79	%(oo)	0.94	%(ii)	0.64%		0.85	%(cc)	0.69%
Portfolio turnover rate (z)^	18%	28%		20%		31%		27%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10, $0.10 and $0.16 for Class IA, Class IB, and Class K, respectively.
###	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.12, $0.12 and $0.17 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.11, $0.11, and $0.17 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.

(bb)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.

(cc)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.81% for income after waivers and reimbursements, 0.81% for income after waivers, reimbursements and fees paid indirectly, and 0.74% for income before waivers, reimbursements.

(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.73%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.78%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.04%.
(gg)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.55% for income after waivers, 0.55% for income after waivers and fees paid indirectly and 0.48% before waivers and fees paid indirectly.

(hh)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.55% for income after waivers, 0.55% for income after waivers and fees paid indirectly and 0.48% before waivers and fees paid indirectly.

(ii)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.81% for income after waivers, 0.81% for income after waivers and fees paid indirectly and 0.74% before waivers and fees paid indirectly.

(jj)	Includes a litigation payment. Without this payment, the total return would have been 25.25%.
(kk)	Includes a litigation payment. Without this payment, the total return would have been 25.27%.
(ll)	Includes a litigation payment. Without this payment, the total return would have been 25.55%.
(mm)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.43% for income after waivers, 0.43% for income after waivers and fees paid indirectly and 0.36% before waivers and fees paid indirectly.

(nn)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.42% for income after waivers, 0.42% for income after waivers and fees paid indirectly and 0.36% before waivers and fees paid indirectly.

(oo)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.67% for income after waivers, 0.67% for income after waivers and fees paid indirectly and 0.61% before waivers and fees paid indirectly.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	24.5%
Financials	14.1
Health Care	13.6
Consumer Discretionary	13.0
Industrials	10.1
Consumer Staples	6.1
Energy	6.0
Real Estate	3.8
Materials	3.0
Utilities	2.9
Telecommunication Services	1.8
Repurchase Agreements	1.2
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,026.56	$3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.41	3.42
Class IB
Actual	1,000.00	1,026.71	3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.41	3.42

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (0.3%)
Adient plc	21,753	$1,070,030
American Axle & Manufacturing Holdings, Inc.*	20,400	317,424
Aptiv plc	59,000	5,406,170
BorgWarner, Inc.	46,560	2,009,530
Cooper-Standard Holdings, Inc.*	3,600	470,412
Dana, Inc.	31,900	644,061
Dorman Products, Inc.*	4,300	293,733
Gentex Corp.	56,600	1,302,932
Gentherm, Inc.*	6,300	247,590
Goodyear Tire & Rubber Co. (The)	56,500	1,315,885
LCI Industries	3,000	270,450
Lear Corp.	14,500	2,694,245
Tenneco, Inc.	14,900	655,004
Visteon Corp.*	7,700	995,148

		17,692,614

Automobiles (0.6%)
Ford Motor Co.	805,736	8,919,498
General Motors Co.	277,200	10,921,680
Harley-Davidson, Inc.	35,950	1,512,776
Tesla, Inc. (x)*	28,800	9,876,960
Thor Industries, Inc.	10,700	1,042,073

		32,272,987

Distributors (0.1%)
Core-Mark Holding Co., Inc.	7,100	161,170
Genuine Parts Co.	30,900	2,836,311
LKQ Corp.*	73,700	2,351,030
Pool Corp.	10,400	1,575,600

		6,924,111

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	13,800	663,780
Bright Horizons Family Solutions, Inc.*	12,000	1,230,240
Chegg, Inc.*	20,100	558,579
Graham Holdings Co., Class B	1,000	586,100
Grand Canyon Education, Inc.*	12,900	1,439,769
H&R Block, Inc.	55,850	1,272,263
Houghton Mifflin Harcourt Co.*	19,200	146,880
Laureate Education, Inc., Class A*	10,100	144,733
Service Corp. International	42,000	1,503,180
ServiceMaster Global Holdings, Inc.*	31,800	1,891,146
Sotheby’s*	4,200	228,228
Weight Watchers International, Inc. (x)*	7,300	738,030

		10,402,928

Hotels, Restaurants & Leisure (2.0%)
Aramark	56,900	2,110,990
Biglari Holdings, Inc., Class A*	100	95,000
Bloomin’ Brands, Inc.	18,900	379,890
Boyd Gaming Corp.	11,900	412,454
Brinker International, Inc. (x)	9,100	433,160
Caesars Entertainment Corp.*	122,500	1,310,750
Carnival Corp.	86,760	4,972,216
Cheesecake Factory, Inc. (The) (x)	8,900	490,034
Chipotle Mexican Grill, Inc.*	5,200	2,243,124
Choice Hotels International, Inc.	7,400	559,440
Churchill Downs, Inc.	3,200	948,800
Cracker Barrel Old Country Store, Inc. (x)	5,800	906,018
Darden Restaurants, Inc.	26,850	2,874,561
Dave & Buster’s Entertainment, Inc.*	9,100	433,160
Domino’s Pizza, Inc.	8,700	2,454,879
Dunkin’ Brands Group, Inc. (x)	21,300	1,471,191
Eldorado Resorts, Inc.*	13,500	527,850
Extended Stay America, Inc.	36,500	788,765
Hilton Grand Vacations, Inc.*	19,140	664,158
Hilton Worldwide Holdings, Inc.	57,333	4,538,480
Hyatt Hotels Corp., Class A	9,300	717,495
ILG, Inc.	19,220	634,837
International Game Technology plc (x)	25,400	590,296
International Speedway Corp., Class A	1,200	53,640
Jack in the Box, Inc.	9,900	842,688
Las Vegas Sands Corp.	75,100	5,734,636
Marriott International, Inc., Class A	60,505	7,659,933
Marriott Vacations Worldwide Corp.	5,000	564,800
McDonald’s Corp.	162,321	25,434,077
MGM Resorts International	111,400	3,233,942
Norwegian Cruise Line Holdings Ltd.*	42,200	1,993,950
Penn National Gaming, Inc. (x)*	18,200	611,338
Planet Fitness, Inc., Class A*	18,400	808,496
Red Rock Resorts, Inc., Class A	14,700	492,450
Royal Caribbean Cruises Ltd.	37,450	3,879,820
Scientific Games Corp., Class A*	11,100	545,565
Shake Shack, Inc., Class A (x)*	6,900	456,642
Six Flags Entertainment Corp. (x)	16,884	1,182,724
Sonic Corp. (x)	9,800	337,316
Starbucks Corp.	277,500	13,555,875
Texas Roadhouse, Inc.	18,200	1,192,282
Vail Resorts, Inc.	8,300	2,275,777
Wendy’s Co. (The)	47,800	821,204
Wyndham Destinations, Inc.	21,270	941,623
Wyndham Hotels & Resorts, Inc.	21,270	1,251,314
Wynn Resorts Ltd.	21,200	3,547,608
Yum China Holdings, Inc.	77,640	2,986,034
Yum! Brands, Inc.	72,440	5,666,257

		116,627,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (0.5%)
DR Horton, Inc.	75,200	$3,083,200
Garmin Ltd. (x)	26,100	1,592,100
Helen of Troy Ltd.*	6,000	590,700
iRobot Corp. (x)*	5,600	424,312
KB Home	18,100	493,044
Leggett & Platt, Inc.	33,200	1,482,048
Lennar Corp., Class A	58,989	3,096,922
Meritage Homes Corp.*	2,300	101,085
Mohawk Industries, Inc.*	14,800	3,171,196
Newell Brands, Inc.	109,190	2,816,010
NVR, Inc.*	800	2,376,280
PulteGroup, Inc.	60,800	1,748,000
Roku, Inc. (x)*	10,100	430,462
Taylor Morrison Home Corp., Class A*	23,500	488,330
Tempur Sealy International, Inc. (x)*	10,100	485,305
Toll Brothers, Inc.	32,900	1,216,971
TopBuild Corp.*	7,211	564,910
TRI Pointe Group, Inc. (x)*	34,400	562,784
Tupperware Brands Corp.	10,600	437,144
Whirlpool Corp.	14,420	2,108,637

		27,269,440

Internet & Direct Marketing Retail (3.5%)
Amazon.com, Inc.*	83,990	142,766,202
Booking Holdings, Inc.*	9,980	20,230,358
Expedia Group, Inc.	24,843	2,985,880
Groupon, Inc.*	78,200	336,260
Liberty Expedia Holdings, Inc., Class A*	8,457	371,601
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	280,172
Netflix, Inc.*	85,800	33,584,694
Qurate Retail, Inc., Class A*	108,520	2,302,794
Shutterfly, Inc.*	5,500	495,165
TripAdvisor, Inc.*	26,605	1,482,165
Wayfair, Inc., Class A (x)*	11,600	1,377,616

		206,212,907

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,457,248
Hasbro, Inc.	27,100	2,501,601
Mattel, Inc. (x)	79,800	1,310,316
Polaris Industries, Inc.	12,300	1,502,814

		6,771,979

Media (2.3%)
AMC Entertainment Holdings, Inc., Class A (x)	19,400	308,460
AMC Networks, Inc., Class A*	14,712	915,086
Cable One, Inc.	900	659,961
CBS Corp. (Non-Voting), Class B	69,320	3,897,170
Charter Communications, Inc., Class A*	37,175	10,900,082
Cinemark Holdings, Inc.	31,500	1,105,020
Clear Channel Outdoor Holdings, Inc., Class A	58,300	250,690
Comcast Corp., Class A	943,648	30,961,091
Discovery, Inc., Class A (x)*	37,900	1,042,250
Discovery, Inc., Class C*	79,909	2,037,679
DISH Network Corp., Class A*	55,660	1,870,733
Gannett Co., Inc.	20,150	215,605
GCI Liberty, Inc., Class A*	21,686	977,605
IMAX Corp.*	8,400	186,060
Interpublic Group of Cos., Inc. (The)	98,800	2,315,872
John Wiley & Sons, Inc., Class A	9,500	592,800
Liberty Broadband Corp., Class A*	4,200	317,688
Liberty Broadband Corp., Class C*	24,248	1,836,059
Liberty Latin America Ltd., Class C*	6,800	131,784
Liberty Media Corp.-Liberty Formula One, Class A*	8,974	316,872
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,512,973
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,112,600
Liberty Media Corp.-Liberty SiriusXM, Class C*	39,194	1,777,840
Lions Gate Entertainment Corp., Class A (x)	14,100	349,962
Lions Gate Entertainment Corp., Class B (x)	21,615	507,088
Live Nation Entertainment, Inc.*	33,200	1,612,524
Madison Square Garden Co. (The), Class A*	3,929	1,218,736
Meredith Corp. (x)	7,700	392,700
MSG Networks, Inc., Class A*	10,887	260,744
New York Times Co. (The), Class A (x)	19,800	512,820
News Corp., Class A	93,361	1,447,095
News Corp., Class B	18,300	290,055
Nexstar Media Group, Inc., Class A	9,772	717,265
Omnicom Group, Inc.	48,700	3,714,349
Sinclair Broadcast Group, Inc., Class A (x)	14,800	475,820
Sirius XM Holdings, Inc. (x)	325,900	2,206,343
TEGNA, Inc.	56,100	608,685
Tribune Media Co., Class A	19,600	750,092
Twenty-First Century Fox, Inc., Class A	217,826	10,823,774
Twenty-First Century Fox, Inc., Class B	97,000	4,779,190
Viacom, Inc., Class B	84,360	2,544,298
Walt Disney Co. (The)	307,968	32,278,126
World Wrestling Entertainment, Inc., Class A (x)	8,700	633,534

		131,365,180

Multiline Retail (0.4%)
Dillard’s, Inc., Class A (x)	4,900	463,050
Dollar General Corp.	55,500	5,472,300
Dollar Tree, Inc.*	50,123	4,260,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kohl’s Corp.	36,010	$2,625,129
Macy’s, Inc.	74,400	2,784,792
Nordstrom, Inc.	24,390	1,262,914
Ollie’s Bargain Outlet Holdings, Inc.*	7,400	536,500
Target Corp.	110,760	8,431,051

		25,836,191

Specialty Retail (2.2%)
Aaron’s, Inc.	14,600	634,370
Advance Auto Parts, Inc.	17,850	2,422,245
American Eagle Outfitters, Inc.	35,200	818,400
Ascena Retail Group, Inc.*	32,168	128,189
At Home Group, Inc.*	11,400	446,310
AutoNation, Inc.*	18,900	918,162
AutoZone, Inc.*	6,090	4,085,964
Bed Bath & Beyond, Inc. (x)	36,650	730,251
Best Buy Co., Inc.	54,910	4,095,188
Burlington Stores, Inc.*	14,400	2,167,632
Camping World Holdings, Inc., Class A (x)	24,900	622,002
CarMax, Inc.*	36,650	2,670,685
Carvana Co. (x)*	13,800	574,080
Children’s Place, Inc. (The)	3,500	422,800
Dick’s Sporting Goods, Inc.	22,400	789,600
DSW, Inc., Class A	18,100	467,342
Five Below, Inc.*	14,100	1,377,711
Floor & Decor Holdings, Inc., Class A*	9,100	448,903
Foot Locker, Inc.	24,200	1,274,130
Gap, Inc. (The)	51,790	1,677,478
Genesco, Inc.*	4,600	182,620
Home Depot, Inc. (The)	238,060	46,445,506
L Brands, Inc.	58,690	2,164,487
Lithia Motors, Inc., Class A	5,700	539,049
Lowe’s Cos., Inc.	170,640	16,308,065
Michaels Cos., Inc. (The)*	37,000	709,290
Monro, Inc. (x)	5,300	307,930
Murphy USA, Inc.*	3,855	286,388
National Vision Holdings, Inc.*	3,600	131,652
Office Depot, Inc.	84,729	216,059
O’Reilly Automotive, Inc.*	17,850	4,883,225
Penske Automotive Group, Inc.	5,100	238,935
RH (x)*	4,000	558,800
Ross Stores, Inc.	76,420	6,476,595
Sally Beauty Holdings, Inc. (x)*	28,200	452,046
Signet Jewelers Ltd.	15,880	885,310
Tiffany & Co.	25,500	3,355,800
TJX Cos., Inc. (The)	129,500	12,325,810
Tractor Supply Co.	27,000	2,065,230
Ulta Beauty, Inc.*	11,800	2,754,828
Urban Outfitters, Inc.*	20,450	911,048
Williams-Sonoma, Inc. (x)	18,000	1,104,840

		130,074,955

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	10,480	1,135,927
Columbia Sportswear Co.	5,200	475,644
Deckers Outdoor Corp.*	7,200	812,808
Fossil Group, Inc. (x)*	9,900	266,013
G-III Apparel Group Ltd.*	10,200	452,880
Hanesbrands, Inc. (x)	80,200	1,766,004
Lululemon Athletica, Inc.*	20,500	2,559,425
Michael Kors Holdings Ltd.*	31,300	2,084,580
NIKE, Inc., Class B	259,120	20,646,682
PVH Corp.	17,081	2,557,367
Ralph Lauren Corp.	11,370	1,429,436
Skechers U.S.A., Inc., Class A*	30,600	918,306
Steven Madden Ltd.	9,202	488,626
Tapestry, Inc.	65,220	3,046,426
Under Armour, Inc., Class A (x)*	44,900	1,009,352
Under Armour, Inc., Class C (x)*	45,218	953,196
VF Corp.	66,800	5,445,536
Wolverine World Wide, Inc.	27,700	963,129

		47,011,337

Total Consumer Discretionary		758,462,168

Consumer Staples (6.1%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	1,700	509,490
Brown-Forman Corp., Class A	13,400	654,724
Brown-Forman Corp., Class B	58,275	2,856,058
Coca-Cola Co. (The)	790,040	34,651,155
Constellation Brands, Inc., Class A	33,800	7,397,806
Dr Pepper Snapple Group, Inc.	37,710	4,600,620
Molson Coors Brewing Co., Class B	40,350	2,745,414
Monster Beverage Corp.*	89,600	5,134,080
National Beverage Corp.*	3,000	320,700
PepsiCo, Inc.	292,590	31,854,273

		90,724,320

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	9,800	1,029,784
Costco Wholesale Corp.	90,250	18,860,445
Kroger Co. (The)	175,520	4,993,544
Performance Food Group Co.*	18,500	678,950
Sprouts Farmers Market, Inc.*	37,300	823,211
Sysco Corp.	101,250	6,914,362
United Natural Foods, Inc.*	10,800	460,728
US Foods Holding Corp.*	43,800	1,656,516
Walgreens Boots Alliance, Inc.	180,780	10,849,512
Walmart, Inc.	294,620	25,234,203

		71,501,255

Food Products (1.2%)
Archer-Daniels-Midland Co.	115,160	5,277,783
Bunge Ltd.	28,780	2,006,254
Campbell Soup Co. (x)	41,300	1,674,302
Conagra Brands, Inc.	89,650	3,203,194
Darling Ingredients, Inc.*	28,800	572,544
Flowers Foods, Inc.	47,400	987,342
General Mills, Inc.	127,500	5,643,150
Hain Celestial Group, Inc. (The)*	25,800	768,840
Hershey Co. (The)	31,150	2,898,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hormel Foods Corp. (x)	64,600	$2,403,766
Ingredion, Inc.	17,300	1,915,110
J&J Snack Foods Corp.	3,100	472,657
JM Smucker Co. (The)	25,927	2,786,634
Kellogg Co.	53,100	3,710,097
Kraft Heinz Co. (The)	130,236	8,181,426
Lamb Weston Holdings, Inc.	34,350	2,353,318
Lancaster Colony Corp.	3,200	442,944
McCormick & Co., Inc. (Non-Voting)	25,650	2,977,709
Mondelez International, Inc., Class A	301,810	12,374,210
Pilgrim’s Pride Corp.*	13,800	277,794
Pinnacle Foods, Inc.	28,400	1,847,704
Post Holdings, Inc.*	14,800	1,273,096
Sanderson Farms, Inc.	4,400	462,660
Seaboard Corp.	100	396,274
TreeHouse Foods, Inc.*	11,500	603,865
Tyson Foods, Inc., Class A	61,600	4,241,160

		69,752,652

Household Products (1.2%)
Church & Dwight Co., Inc.	50,900	2,705,844
Clorox Co. (The)	26,850	3,631,462
Colgate-Palmolive Co.	176,020	11,407,856
Energizer Holdings, Inc.	16,450	1,035,692
Kimberly-Clark Corp.	73,400	7,731,956
Procter & Gamble Co. (The)	525,545	41,024,043

		67,536,853

Personal Products (0.2%)
Coty, Inc., Class A	107,071	1,509,701
Edgewell Personal Care Co.*	16,450	830,067
Estee Lauder Cos., Inc. (The), Class A	47,100	6,720,699
Herbalife Nutrition Ltd.*	23,700	1,273,164
Nu Skin Enterprises, Inc., Class A	15,500	1,211,945

		11,545,576

Tobacco (0.8%)
Altria Group, Inc.	391,090	22,210,001
Philip Morris International, Inc.	323,230	26,097,590

		48,307,591

Total Consumer Staples		359,368,247

Energy (6.0%)
Energy Equipment & Services (0.8%)
Apergy Corp.*	17,995	751,291
Archrock, Inc.	16,900	202,800
Baker Hughes a GE Co.	94,084	3,107,594
C&J Energy Services, Inc.*	12,400	292,640
Cactus, Inc., Class A*	5,400	182,466
Covia Holdings Corp.*	13,579	252,034
Diamond Offshore Drilling, Inc. (x)*	29,000	604,940
Dril-Quip, Inc.*	9,600	493,440
Exterran Corp.*	10,350	259,164
Forum Energy Technologies, Inc.*	14,100	174,135
Frank’s International NV (x)	30,100	234,780
Halliburton Co.	184,430	8,310,416
Helmerich & Payne, Inc.	22,200	1,415,472
Keane Group, Inc. (x)*	1,900	25,973
Liberty Oilfield Services, Inc., Class A (x)*	3,000	56,160
McDermott International, Inc.*	36,600	719,190
Nabors Industries Ltd.	60,500	387,805
National Oilwell Varco, Inc.	85,380	3,705,492
Noble Corp. plc*	55,400	350,682
Ocean Rig UDW, Inc., Class A (x)*	3,100	91,388
Oceaneering International, Inc.	20,400	519,384
Oil States International, Inc.*	14,600	468,660
Patterson-UTI Energy, Inc.	45,900	826,200
ProPetro Holding Corp.*	9,300	145,824
RPC, Inc. (x)	37,700	549,289
Schlumberger Ltd.	289,555	19,408,872
SEACOR Marine Holdings, Inc.*	8	185
Superior Energy Services, Inc.*	48,500	472,390
Transocean Ltd. (x)*	81,000	1,088,640
Unit Corp.*	7,000	178,920
US Silica Holdings, Inc. (x)	14,900	382,781
Weatherford International plc (x)*	188,500	620,165

		46,279,172

Oil, Gas & Consumable Fuels (5.2%)
Alta Mesa Resources, Inc. (x)*	11,200	76,272
Anadarko Petroleum Corp.	106,280	7,785,010
Andeavor	29,101	3,817,469
Antero Resources Corp.*	51,000	1,088,850
Apache Corp.	81,080	3,790,490
Arch Coal, Inc., Class A	4,600	360,778
Cabot Oil & Gas Corp.	108,700	2,587,060
California Resources Corp. (x)*	9,724	441,859
Callon Petroleum Co.*	29,100	312,534
Carrizo Oil & Gas, Inc.*	16,100	448,385
Centennial Resource Development, Inc., Class A*	29,400	530,964
Cheniere Energy, Inc.*	46,900	3,057,411
Chesapeake Energy Corp. (x)*	199,910	1,047,528
Chevron Corp.	393,700	49,775,491
Cimarex Energy Co.	20,260	2,061,252
CNX Resources Corp.*	54,000	960,120
Concho Resources, Inc.*	32,700	4,524,045
ConocoPhillips	248,376	17,291,937
CONSOL Energy, Inc.*	3,250	124,638
Continental Resources, Inc.*	20,200	1,308,152
CVR Energy, Inc. (x)	10,000	369,900
Delek US Holdings, Inc.	17,124	859,111
Devon Energy Corp.	109,730	4,823,731
Diamondback Energy, Inc.	21,700	2,855,069
Energen Corp.*	20,400	1,485,528
EOG Resources, Inc.	121,500	15,118,245
EP Energy Corp., Class A (x)*	36,900	110,700
EQT Corp.	54,127	2,986,728
Extraction Oil & Gas, Inc. (x)*	32,887	483,110
Exxon Mobil Corp.#	875,065	72,394,127
Frontline Ltd. (x)*	1,500	8,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Golar LNG Ltd. (x)	21,900	$645,174
Green Plains, Inc.	8,500	155,550
Gulfport Energy Corp.*	29,500	370,815
Hess Corp.	58,820	3,934,470
HollyFrontier Corp.	37,332	2,554,629
Jagged Peak Energy, Inc. (x)*	23,900	311,178
Kinder Morgan, Inc.	399,071	7,051,585
Kosmos Energy Ltd.*	30,400	251,408
Laredo Petroleum, Inc. (x)*	30,700	295,334
Marathon Oil Corp.	176,590	3,683,667
Marathon Petroleum Corp.	94,490	6,629,418
Matador Resources Co.*	18,100	543,905
Murphy Oil Corp.	37,020	1,250,165
Newfield Exploration Co.*	46,550	1,408,138
Noble Energy, Inc.	110,554	3,900,345
Oasis Petroleum, Inc. (x)*	42,800	555,116
Occidental Petroleum Corp.	160,360	13,418,925
ONEOK, Inc.	83,513	5,831,713
Parsley Energy, Inc., Class A*	49,800	1,507,944
PBF Energy, Inc., Class A	22,900	960,197
PDC Energy, Inc.*	13,700	828,165
Peabody Energy Corp.	14,200	645,816
Phillips 66	89,388	10,039,166
Pioneer Natural Resources Co.	37,250	7,049,190
QEP Resources, Inc.*	53,400	654,684
Range Resources Corp.	49,600	829,808
RSP Permian, Inc.*	27,600	1,214,952
Scorpio Tankers, Inc.	67,700	190,237
SemGroup Corp., Class A	4,400	111,760
Ship Finance International Ltd. (x)	24,000	358,800
SM Energy Co. (x)	15,700	403,333
Southwestern Energy Co.*	114,550	607,115
SRC Energy, Inc.*	50,500	556,510
Targa Resources Corp.	46,300	2,291,387
Teekay Corp.	2,200	17,050
Tellurian, Inc. (x)*	5,800	48,256
Ultra Petroleum Corp. (x)*	24,400	56,364
Valero Energy Corp.	88,830	9,845,029
Whiting Petroleum Corp.*	18,950	999,044
WildHorse Resource Development Corp.*	16,700	423,512
Williams Cos., Inc. (The)	183,000	4,961,130
World Fuel Services Corp.	13,100	267,371
WPX Energy, Inc.*	86,833	1,565,599

		302,109,208

Total Energy		348,388,380

Financials (14.1%)
Banks (6.1%)
1st Source Corp.	1,300	69,459
Ameris Bancorp	6,400	341,440
Associated Banc-Corp.	35,306	963,854
BancFirst Corp.	1,200	71,040
BancorpSouth Bank	17,650	581,567
Bank of America Corp.	1,951,992	55,026,654
Bank of Hawaii Corp.	12,700	1,059,434
Bank of NT Butterfield & Son Ltd. (The)	8,600	393,192
Bank of the Ozarks	25,100	1,130,504
BankUnited, Inc.	26,500	1,082,525
Banner Corp.	5,900	354,767
BB&T Corp.	167,879	8,467,817
Berkshire Hills Bancorp, Inc.	13,000	527,800
BOK Financial Corp.	6,050	568,760
Boston Private Financial Holdings, Inc.	8,300	131,970
Brookline Bancorp, Inc.	29,000	539,400
Cadence Bancorp (x)	20,500	591,835
Cathay General Bancorp	21,630	875,799
CenterState Bank Corp.	16,900	503,958
Central Pacific Financial Corp.	400	11,460
Chemical Financial Corp.	15,214	846,963
CIT Group, Inc.	29,500	1,487,095
Citigroup, Inc.	526,884	35,259,077
Citizens Financial Group, Inc.	100,000	3,890,000
City Holding Co.	6,830	513,821
Columbia Banking System, Inc.	14,000	572,600
Comerica, Inc.	37,200	3,382,224
Commerce Bancshares, Inc.	26,546	1,717,792
Community Bank System, Inc.	8,900	525,723
Cullen/Frost Bankers, Inc.	12,200	1,320,528
CVB Financial Corp.	25,800	578,436
Eagle Bancorp, Inc.*	4,700	288,110
East West Bancorp, Inc.	31,600	2,060,320
Enterprise Financial Services Corp.	100	5,395
FB Financial Corp.	1,200	48,864
FCB Financial Holdings, Inc., Class A*	5,700	335,160
Fifth Third Bancorp	146,250	4,197,375
First Bancorp/PR*	17,900	136,935
First Busey Corp.	7,133	226,259
First Citizens BancShares, Inc., Class A	2,200	887,260
First Commonwealth Financial Corp.	17,100	265,221
First Financial Bancorp	20,000	613,000
First Financial Bankshares, Inc. (x)	18,800	956,920
First Financial Corp.	9,800	444,430
First Hawaiian, Inc.	11,800	342,436
First Horizon National Corp.	72,610	1,295,362
First Interstate BancSystem, Inc., Class A	5,800	244,760
First Merchants Corp.	10,100	468,640
First Midwest Bancorp, Inc.	22,400	570,528
First Republic Bank	34,500	3,339,255
FNB Corp.	68,356	917,338
Fulton Financial Corp.	42,300	697,950
Glacier Bancorp, Inc.	20,100	777,468
Great Western Bancorp, Inc.	13,800	579,462
Hancock Whitney Corp.	24,124	1,125,385
Heartland Financial USA, Inc.	2,300	126,155
Hilltop Holdings, Inc.	18,400	406,088
Home BancShares, Inc.	34,000	767,040
Hope Bancorp, Inc.	29,283	522,116
Huntington Bancshares, Inc.	250,591	3,698,723
IBERIABANK Corp.	11,200	848,960
Independent Bank Corp./MA	3,200	250,880
Independent Bank Group, Inc.	4,400	293,920
International Bancshares Corp.	12,000	513,600
Investors Bancorp, Inc.	56,965	728,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	699,825	$72,921,765
KeyCorp	228,102	4,457,113
Lakeland Bancorp, Inc.	400	7,940
Lakeland Financial Corp.	1,100	53,009
LegacyTexas Financial Group, Inc.	7,600	296,552
M&T Bank Corp.	31,457	5,352,409
MB Financial, Inc.	13,100	611,770
NBT Bancorp, Inc.	13,900	530,285
Old National Bancorp	23,600	438,960
Pacific Premier Bancorp, Inc.*	9,600	366,240
PacWest Bancorp	26,596	1,314,374
Park National Corp.	800	89,136
People’s United Financial, Inc.	74,200	1,342,278
Pinnacle Financial Partners, Inc.	16,056	985,036
PNC Financial Services Group, Inc. (The)	100,218	13,539,452
Popular, Inc.	24,050	1,087,300
Prosperity Bancshares, Inc.	15,900	1,086,924
Regions Financial Corp.	238,800	4,245,864
Renasant Corp.	9,900	450,648
S&T Bancorp, Inc.	11,700	505,908
Sandy Spring Bancorp, Inc.	3,800	155,838
Seacoast Banking Corp. of Florida*	9,500	300,010
ServisFirst Bancshares, Inc.	6,700	279,591
Signature Bank*	12,100	1,547,348
Simmons First National Corp., Class A	18,600	556,140
South State Corp.	5,900	508,875
Southside Bancshares, Inc.	2,000	67,360
State Bank Financial Corp.	1,400	46,760
Sterling Bancorp	46,737	1,098,320
SunTrust Banks, Inc.	99,150	6,545,883
SVB Financial Group*	11,200	3,234,112
Synovus Financial Corp.	29,000	1,532,070
TCF Financial Corp.	34,050	838,311
Texas Capital Bancshares, Inc.*	12,000	1,098,000
Tompkins Financial Corp.	6,239	535,805
Towne Bank	16,379	525,766
Trustmark Corp.	7,550	246,357
UMB Financial Corp.	10,600	808,038
Umpqua Holdings Corp.	44,690	1,009,547
Union Bankshares Corp.	13,400	520,992
United Bankshares, Inc. (x)	20,400	742,560
United Community Banks, Inc.	12,500	383,375
US Bancorp	317,490	15,880,850
Valley National Bancorp	71,829	873,441
Webster Financial Corp.	25,700	1,637,090
Wells Fargo & Co.	907,119	50,290,677
WesBanco, Inc.	10,300	463,912
Westamerica Bancorp (x)	5,000	282,550
Western Alliance Bancorp*	20,800	1,177,488
Wintrust Financial Corp.	11,500	1,001,075
Zions Bancorp	40,900	2,155,021

		358,393,516

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	13,740	2,042,726
Ameriprise Financial, Inc.	32,960	4,610,445
Artisan Partners Asset Management, Inc., Class A	2,900	87,435
Associated Capital Group, Inc., Class A (x)	6,900	261,855
Bank of New York Mellon Corp. (The)	193,050	10,411,186
BGC Partners, Inc., Class A	50,700	573,924
BlackRock, Inc.	26,210	13,079,838
BrightSphere Investment Group plc	16,200	231,012
Cboe Global Markets, Inc.	22,800	2,372,796
Charles Schwab Corp. (The)	248,634	12,705,197
CME Group, Inc.	71,365	11,698,151
Cohen & Steers, Inc. (x)	10,700	446,297
Donnelley Financial Solutions, Inc.*	2,541	44,137
E*TRADE Financial Corp.*	59,110	3,615,168
Eaton Vance Corp.	24,640	1,285,962
Evercore, Inc., Class A	8,900	938,505
FactSet Research Systems, Inc.	10,000	1,981,000
Federated Investors, Inc., Class B	23,300	543,356
Financial Engines, Inc.	13,000	583,700
Franklin Resources, Inc.	71,790	2,300,869
GAMCO Investors, Inc., Class A	6,300	168,588
Goldman Sachs Group, Inc. (The)	73,500	16,211,895
Hamilton Lane, Inc., Class A	5,900	283,023
Houlihan Lokey, Inc.	6,600	338,052
Interactive Brokers Group, Inc., Class A	14,040	904,316
Intercontinental Exchange, Inc.	121,090	8,906,169
Invesco Ltd.	96,600	2,565,696
Jefferies Financial Services, Inc.	73,888	1,680,213
Lazard Ltd., Class A	25,200	1,232,532
Legg Mason, Inc.	19,050	661,606
LPL Financial Holdings, Inc.	22,800	1,494,312
MarketAxess Holdings, Inc.	8,260	1,634,324
Moelis & Co., Class A	8,800	516,120
Moody’s Corp.	36,250	6,182,800
Morgan Stanley	257,673	12,213,700
Morningstar, Inc.	3,200	410,400
MSCI, Inc.	18,134	2,999,908
Nasdaq, Inc.	24,000	2,190,480
Northern Trust Corp.	44,150	4,542,594
Piper Jaffray Cos.	3,300	253,605
Raymond James Financial, Inc.	29,600	2,644,760
S&P Global, Inc.	51,830	10,567,619
SEI Investments Co.	33,650	2,103,798
State Street Corp.	77,750	7,237,748
Stifel Financial Corp.	15,339	801,463
T. Rowe Price Group, Inc.	51,680	5,999,531
TD Ameritrade Holding Corp.	62,236	3,408,666
Virtu Financial, Inc., Class A	9,800	260,190
Waddell & Reed Financial, Inc., Class A (x)	15,320	275,300
WisdomTree Investments, Inc.	32,500	295,100

		168,798,067

Consumer Finance (0.7%)
Ally Financial, Inc.	98,100	2,577,087
American Express Co.	146,356	14,342,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Capital One Financial Corp.	104,670	$9,619,173
Credit Acceptance Corp. (x)*	1,900	671,460
Discover Financial Services	71,870	5,060,367
Encore Capital Group, Inc. (x)*	500	18,300
FirstCash, Inc.	10,972	985,834
Green Dot Corp., Class A*	9,900	726,561
LendingClub Corp.*	63,200	239,528
Navient Corp.	80,584	1,050,009
Nelnet, Inc., Class A	5,000	292,050
OneMain Holdings, Inc.*	11,300	376,177
PRA Group, Inc. (x)*	6,300	242,865
Santander Consumer USA Holdings, Inc.	21,800	416,162
SLM Corp.*	117,584	1,346,337
Synchrony Financial	167,100	5,577,798

		43,542,596

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	402,285	75,086,495
Cannae Holdings, Inc.*	13,660	253,393
FGL Holdings (x)*	9,900	83,061
Voya Financial, Inc.	42,500	1,997,500

		77,420,449

Insurance (2.7%)
Aflac, Inc.	160,600	6,909,012
Alleghany Corp.	3,054	1,755,958
Allstate Corp. (The)	74,740	6,821,520
American Equity Investment Life Holding Co.	17,400	626,400
American Financial Group, Inc.	16,830	1,806,364
American International Group, Inc.	188,236	9,980,273
American National Insurance Co.	4,000	478,360
AMERISAFE, Inc.	2,300	132,825
AmTrust Financial Services, Inc.	18,600	271,002
Aon plc	53,378	7,321,860
Arch Capital Group Ltd.*	89,400	2,365,524
Argo Group International Holdings Ltd.	5,175	300,926
Arthur J Gallagher & Co.	39,500	2,578,560
Aspen Insurance Holdings Ltd.	18,170	739,519
Assurant, Inc.	12,900	1,335,021
Assured Guaranty Ltd.	33,400	1,193,382
Athene Holding Ltd., Class A*	32,754	1,435,935
Axis Capital Holdings Ltd.	17,270	960,557
Brighthouse Financial, Inc.*	18,832	754,598
Brown & Brown, Inc.	51,200	1,419,776
Chubb Ltd.	99,144	12,593,271
Cincinnati Financial Corp.	34,320	2,294,635
CNA Financial Corp.	9,600	438,528
CNO Financial Group, Inc.	37,400	712,096
Employers Holdings, Inc.	1,900	76,380
Enstar Group Ltd.*	2,700	559,710
Erie Indemnity Co., Class A	5,900	691,834
Everest Re Group Ltd.	9,800	2,258,704
FBL Financial Group, Inc., Class A	2,100	165,375
First American Financial Corp.	26,400	1,365,408
FNF Group	65,689	2,471,220
Genworth Financial, Inc., Class A*	116,400	523,800
Hanover Insurance Group, Inc. (The)	10,690	1,278,096
Hartford Financial Services Group, Inc. (The)	73,710	3,768,792
Horace Mann Educators Corp.	6,100	272,060
Infinity Property & Casualty Corp.	1,400	199,290
Kemper Corp.	12,000	907,800
Lincoln National Corp.	47,450	2,953,763
Loews Corp.	64,792	3,128,158
Markel Corp.*	2,960	3,209,676
Marsh & McLennan Cos., Inc.	107,250	8,791,283
Mercury General Corp.	6,700	305,252
MetLife, Inc.	178,260	7,772,136
National General Holdings Corp.	12,700	334,391
National Western Life Group, Inc., Class A	100	30,726
Navigators Group, Inc. (The)	2,100	119,700
Old Republic International Corp.	71,894	1,431,410
Primerica, Inc.	9,800	976,080
Principal Financial Group, Inc.	62,900	3,330,555
ProAssurance Corp.	11,800	418,310
Progressive Corp. (The)	120,500	7,127,575
Prudential Financial, Inc.	89,331	8,353,342
Reinsurance Group of America, Inc.	15,510	2,070,275
RenaissanceRe Holdings Ltd.	9,760	1,174,323
RLI Corp.	8,880	587,767
Safety Insurance Group, Inc.	500	42,700
Selective Insurance Group, Inc.	13,700	753,500
State Auto Financial Corp.	600	17,946
Third Point Reinsurance Ltd.*	23,300	291,250
Torchmark Corp.	26,705	2,174,054
Travelers Cos., Inc. (The)	58,270	7,128,752
United Fire Group, Inc.	1,100	59,961
Unum Group	50,300	1,860,597
Validus Holdings Ltd.	17,158	1,159,881
White Mountains Insurance Group Ltd.	1,100	997,271
Willis Towers Watson plc	28,000	4,244,800
WR Berkley Corp.	20,200	1,462,682
XL Group Ltd.	59,870	3,349,727

		155,422,214

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	86,800	1,613,612
Annaly Capital Management, Inc. (REIT)	248,353	2,555,552
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,300	462,484
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	21,000	660,030
Capstead Mortgage Corp. (REIT)	3,600	32,220
Chimera Investment Corp. (REIT)	44,040	805,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CYS Investments, Inc. (REIT)	35,300	$264,750
Granite Point Mortgage Trust, Inc. (REIT)	3,768	69,143
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	200	3,950
Invesco Mortgage Capital, Inc. (REIT)	15,200	241,680
KKR Real Estate Finance Trust, Inc. (REIT) (x)	100	1,978
Ladder Capital Corp. (REIT)	22,200	346,764
MFA Financial, Inc. (REIT)	120,050	909,979
New Residential Investment Corp. (REIT)	66,550	1,163,960
PennyMac Mortgage Investment Trust (REIT)	2,200	41,778
Redwood Trust, Inc. (REIT)	13,600	223,992
Starwood Property Trust, Inc. (REIT)	57,200	1,241,812
TPG RE Finance Trust, Inc. (REIT)	3,600	73,152
Two Harbors Investment Corp. (REIT)	43,100	680,980

		11,392,867

Thrifts & Mortgage Finance (0.2%)
Beneficial Bancorp, Inc.	31,416	508,939
BofI Holding, Inc. (x)*	9,000	368,190
Capitol Federal Financial, Inc.	25,886	340,660
Columbia Financial, Inc. (x)*	7,200	119,160
Dime Community Bancshares, Inc.	24,800	483,600
Essent Group Ltd.*	17,600	630,432
Flagstar Bancorp, Inc.*	10,400	356,304
Kearny Financial Corp.	35,632	479,250
LendingTree, Inc. (x)*	1,400	299,320
MGIC Investment Corp.*	75,800	812,576
Nationstar Mortgage Holdings, Inc.*	12,800	224,384
New York Community Bancorp, Inc.	108,550	1,198,392
Northwest Bancshares, Inc.	16,800	292,152
OceanFirst Financial Corp.	5,500	164,780
Provident Financial Services, Inc.	5,300	145,909
Radian Group, Inc.	50,400	817,488
TFS Financial Corp.	15,800	249,166
TrustCo Bank Corp.	10,100	89,890
Walker & Dunlop, Inc.	4,800	267,120
Washington Federal, Inc.	23,100	755,370
WSFS Financial Corp.	1,900	101,270

		8,704,352

Total Financials		823,674,061

Health Care (13.6%)
Biotechnology (2.9%)
AbbVie, Inc.	331,704	30,732,376
ACADIA Pharmaceuticals, Inc. (x)*	22,600	345,102
Acceleron Pharma, Inc.*	7,600	368,752
Achaogen, Inc. (x)*	10,800	93,528
Achillion Pharmaceuticals, Inc.*	49,600	140,368
Acorda Therapeutics, Inc.*	9,800	281,260
Agios Pharmaceuticals, Inc.*	8,400	707,532
Aimmune Therapeutics, Inc.*	12,800	344,192
Alder Biopharmaceuticals, Inc.*	16,600	262,280
Alexion Pharmaceuticals, Inc.*	44,153	5,481,595
Alkermes plc*	37,600	1,547,616
Alnylam Pharmaceuticals, Inc.*	17,900	1,762,971
AMAG Pharmaceuticals, Inc. (x)*	16,000	312,000
Amgen, Inc.	136,739	25,240,652
Amicus Therapeutics, Inc. (x)*	28,800	449,856
AnaptysBio, Inc. (x)*	6,600	468,864
Apellis Pharmaceuticals, Inc.*	4,900	107,800
Arena Pharmaceuticals, Inc.*	11,400	497,040
Array BioPharma, Inc.*	36,700	615,826
Atara Biotherapeutics, Inc. (x)*	5,800	213,150
Audentes Therapeutics, Inc.*	4,000	152,840
Biogen, Inc.*	43,560	12,642,854
Biohaven Pharmaceutical Holding Co. Ltd.*	5,400	213,408
BioMarin Pharmaceutical, Inc.*	39,500	3,720,900
Bluebird Bio, Inc.*	9,900	1,553,805
Blueprint Medicines Corp.*	9,100	577,668
Celgene Corp.*	149,338	11,860,424
Clovis Oncology, Inc.*	9,800	445,606
Deciphera Pharmaceuticals, Inc.*	5,400	212,490
Denali Therapeutics, Inc. (x)*	5,200	79,300
Eagle Pharmaceuticals, Inc.*	3,500	264,810
Editas Medicine, Inc.*	11,500	412,045
Emergent BioSolutions, Inc.*	9,100	459,459
Enanta Pharmaceuticals, Inc.*	2,400	278,160
Esperion Therapeutics, Inc. (x)*	9,300	364,467
Exact Sciences Corp.*	23,800	1,423,002
Exelixis, Inc.*	63,800	1,372,976
FibroGen, Inc.*	14,700	920,220
Five Prime Therapeutics, Inc.*	9,200	145,452
Foundation Medicine, Inc. (x)*	4,400	601,480
G1 Therapeutics, Inc.*	5,000	217,300
Genomic Health, Inc.*	9,100	458,640
Gilead Sciences, Inc.	267,291	18,934,894
Global Blood Therapeutics, Inc. (x)*	9,000	406,800
Halozyme Therapeutics, Inc. (x)*	25,700	433,559
Heron Therapeutics, Inc.*	14,700	571,095
ImmunoGen, Inc.*	32,100	312,333
Immunomedics, Inc. (x)*	26,300	622,521
Incyte Corp.*	37,700	2,525,900
Insmed, Inc.*	16,100	380,765
Insys Therapeutics, Inc. (x)*	24,000	173,760
Intellia Therapeutics, Inc.*	11,100	303,696
Intercept Pharmaceuticals, Inc. (x)*	3,200	268,512
Intrexon Corp. (x)*	26,200	365,228
Ionis Pharmaceuticals, Inc. (x)*	31,900	1,329,273
Iovance Biotherapeutics, Inc.*	14,600	186,880
Ironwood Pharmaceuticals, Inc. (x)*	22,200	424,464
Karyopharm Therapeutics, Inc.*	8,700	147,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Keryx Biopharmaceuticals, Inc. (x)*	30,700	$115,432
Lexicon Pharmaceuticals, Inc. (x)*	24,300	291,600
Ligand Pharmaceuticals, Inc. (x)*	3,500	725,095
Loxo Oncology, Inc.*	5,800	1,006,184
Madrigal Pharmaceuticals, Inc. (x)*	1,600	447,504
Mirati Therapeutics, Inc.*	7,800	384,540
Momenta Pharmaceuticals, Inc.*	20,900	427,405
Myriad Genetics, Inc.*	11,500	429,755
Neurocrine Biosciences, Inc.*	18,900	1,856,736
OPKO Health, Inc. (x)*	91,625	430,638
PDL BioPharma, Inc.*	58,500	136,890
Portola Pharmaceuticals, Inc.*	11,200	423,024
Prothena Corp. plc (x)*	7,900	115,182
PTC Therapeutics, Inc.*	13,300	448,609
Puma Biotechnology, Inc.*	7,600	449,540
Radius Health, Inc. (x)*	14,200	418,474
Regeneron Pharmaceuticals, Inc.*	17,400	6,002,826
REGENXBIO, Inc.*	7,100	509,425
Repligen Corp.*	7,500	352,800
Retrophin, Inc.*	7,300	198,998
Sage Therapeutics, Inc.*	8,600	1,346,158
Sangamo Therapeutics, Inc.*	20,900	296,780
Sarepta Therapeutics, Inc. (x)*	12,700	1,678,686
Seattle Genetics, Inc.*	23,100	1,533,609
Seres Therapeutics, Inc. (x)*	2,100	18,060
Solid Biosciences, Inc. (x)*	4,600	163,898
Spark Therapeutics, Inc. (x)*	4,800	397,248
Spectrum Pharmaceuticals, Inc.*	27,100	568,016
Synergy Pharmaceuticals, Inc. (x)*	89,500	155,730
TESARO, Inc. (x)*	8,200	364,654
Ultragenyx Pharmaceutical, Inc.*	8,700	668,769
United Therapeutics Corp.*	10,000	1,131,500
Vertex Pharmaceuticals, Inc.*	52,800	8,973,888
Xencor, Inc.*	7,100	262,771
ZIOPHARM Oncology, Inc. (x)*	37,668	113,757

		168,581,740

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.	3,300	273,933
Abbott Laboratories	356,512	21,743,667
ABIOMED, Inc.*	8,500	3,476,925
Align Technology, Inc.*	16,900	5,782,166
AxoGen, Inc.*	3,700	185,925
Baxter International, Inc.	109,380	8,076,619
Becton Dickinson and Co.	56,613	13,562,210
Boston Scientific Corp.*	284,700	9,309,690
Cantel Medical Corp.	8,150	801,634
Cardiovascular Systems, Inc.*	200	6,468
CONMED Corp.	5,200	380,640
Cooper Cos., Inc. (The)	11,800	2,778,310
Danaher Corp.	131,660	12,992,209
Dentsply Sirona, Inc.	48,980	2,143,855
DexCom, Inc.*	20,100	1,909,098
Edwards Lifesciences Corp.*	43,600	6,346,852
Glaukos Corp. (x)*	7,200	292,608
Globus Medical, Inc., Class A*	14,100	711,486
Haemonetics Corp.*	12,100	1,085,128
Halyard Health, Inc.*	7,975	456,569
Hill-Rom Holdings, Inc.	14,830	1,295,252
Hologic, Inc.*	62,600	2,488,350
ICU Medical, Inc.*	3,200	939,680
IDEXX Laboratories, Inc.*	19,800	4,315,212
Inogen, Inc.*	2,500	465,825
Insulet Corp.*	13,900	1,191,230
Integer Holdings Corp.*	8,600	555,990
Integra LifeSciences Holdings Corp.*	14,600	940,386
Intuitive Surgical, Inc.*	23,800	11,387,824
iRhythm Technologies, Inc.*	3,000	243,390
K2M Group Holdings, Inc.*	800	18,000
LivaNova plc*	10,700	1,068,074
Masimo Corp.*	13,200	1,288,980
Medtronic plc	284,785	24,380,444
Meridian Bioscience, Inc.	16,100	255,990
Merit Medical Systems, Inc.*	6,700	343,040
Natus Medical, Inc.*	6,700	231,150
Neogen Corp.*	13,200	1,058,508
Nevro Corp.*	5,600	447,160
Novocure Ltd.*	14,700	460,110
NuVasive, Inc.*	12,950	674,954
NxStage Medical, Inc.*	12,800	357,120
OraSure Technologies, Inc.*	6,200	102,114
Penumbra, Inc.*	6,300	870,345
Quidel Corp.*	5,100	339,150
ResMed, Inc.	29,700	3,076,326
STAAR Surgical Co.*	4,700	145,700
STERIS plc	18,500	1,942,685
Stryker Corp.	73,070	12,338,600
Teleflex, Inc.	10,900	2,923,489
Varex Imaging Corp.*	8,924	330,991
Varian Medical Systems, Inc.*	22,310	2,537,093
West Pharmaceutical Services, Inc.	16,900	1,678,001
Wright Medical Group NV*	21,955	569,952
Zimmer Biomet Holdings, Inc.	44,600	4,970,224

		178,547,331

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc. (x)*	14,500	593,195
Aetna, Inc.	68,497	12,569,200
Amedisys, Inc.*	5,800	495,668
AmerisourceBergen Corp.	36,700	3,129,409
AMN Healthcare Services, Inc.*	10,100	591,860
Anthem, Inc.	52,780	12,563,223
BioTelemetry, Inc. (x)*	8,100	364,500
Brookdale Senior Living, Inc.*	36,435	331,194
Cardinal Health, Inc.	67,100	3,276,493
Centene Corp.*	40,324	4,968,320
Chemed Corp.	4,200	1,351,602
Cigna Corp.	51,340	8,725,233
Community Health Systems, Inc. (x)*	33,267	110,446
CVS Health Corp.	209,910	13,507,709
DaVita, Inc.*	32,800	2,277,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diplomat Pharmacy, Inc.*	14,500	$370,620
Encompass Health Corp.	24,800	1,679,456
Ensign Group, Inc. (The)	2,900	103,878
Envision Healthcare Corp.*	25,296	1,113,277
Express Scripts Holding Co.*	119,651	9,238,254
HCA Healthcare, Inc.	60,600	6,217,560
HealthEquity, Inc.*	9,000	675,900
Henry Schein, Inc.*	32,800	2,382,592
Humana, Inc.	28,400	8,452,692
Kindred Healthcare, Inc.*	14,400	129,600
Laboratory Corp. of America Holdings*	21,635	3,884,132
LHC Group, Inc.*	6,300	539,217
LifePoint Health, Inc.*	7,650	373,320
Magellan Health, Inc.*	4,800	460,560
McKesson Corp.	43,480	5,800,232
MEDNAX, Inc.*	22,740	984,187
Molina Healthcare, Inc.*	12,900	1,263,426
Owens & Minor, Inc.	15,050	251,486
Patterson Cos., Inc. (x)	26,300	596,221
Premier, Inc., Class A*	12,400	451,112
Quest Diagnostics, Inc.	28,530	3,136,588
Select Medical Holdings Corp.*	19,500	353,925
Tenet Healthcare Corp.*	18,900	634,473
Tivity Health, Inc.*	12,800	450,560
UnitedHealth Group, Inc.	197,457	48,444,100
Universal Health Services, Inc., Class B	19,580	2,181,995
US Physical Therapy, Inc.	600	57,600
WellCare Health Plans, Inc.*	10,400	2,560,896

		167,643,543

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	48,650	583,800
athenahealth, Inc.*	9,100	1,448,174
Castlight Health, Inc., Class B*	16,800	71,400
Cerner Corp.*	62,600	3,742,854
Cotiviti Holdings, Inc.*	6,600	291,258
Evolent Health, Inc., Class A (x)*	9,900	208,395
HMS Holdings Corp.*	22,500	486,450
Inovalon Holdings, Inc., Class A (x)*	26,100	259,042
Medidata Solutions, Inc.*	13,600	1,095,616
Omnicell, Inc.*	5,000	262,250
Quality Systems, Inc.*	13,700	267,150
Tabula Rasa HealthCare, Inc.*	3,500	223,405
Teladoc, Inc. (x)*	10,700	621,135
Veeva Systems, Inc., Class A*	22,500	1,729,350

		11,290,279

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc. (x)*	7,900	176,170
Agilent Technologies, Inc.	69,630	4,305,919
Bio-Rad Laboratories, Inc., Class A*	5,100	1,471,554
Bio-Techne Corp.	7,850	1,161,407
Bruker Corp.	27,900	810,216
Cambrex Corp.*	6,600	345,180
Charles River Laboratories International, Inc.*	12,250	1,375,185
Illumina, Inc.*	31,000	8,657,990
IQVIA Holdings, Inc.*	34,180	3,411,848
Luminex Corp.	3,700	109,261
Medpace Holdings, Inc.*	6,300	270,900
Mettler-Toledo International, Inc.*	5,300	3,066,739
PerkinElmer, Inc.	27,500	2,013,825
PRA Health Sciences, Inc.*	10,600	989,616
QIAGEN NV*	57,007	2,061,373
Syneos Health, Inc.*	9,500	445,550
Thermo Fisher Scientific, Inc.	83,050	17,202,977
Waters Corp.*	18,000	3,484,620

		51,360,330

Pharmaceuticals (3.7%)
Aerie Pharmaceuticals, Inc. (x)*	7,700	520,135
Akcea Therapeutics, Inc. (x)*	7,500	177,825
Akorn, Inc.*	16,200	268,758
Allergan plc	72,547	12,095,036
Amneal Pharmaceuticals, Inc.*	17,900	293,739
Bristol-Myers Squibb Co.	337,730	18,689,978
Catalent, Inc.*	27,600	1,156,164
Corcept Therapeutics, Inc. (x)*	24,800	389,856
Dermira, Inc.*	10,300	94,760
Eli Lilly & Co.	199,010	16,981,523
Endo International plc*	50,254	473,895
Horizon Pharma plc*	35,600	589,536
Innoviva, Inc.*	23,900	329,820
Intra-Cellular Therapies, Inc.*	7,100	125,457
Jazz Pharmaceuticals plc*	12,100	2,084,830
Johnson & Johnson	554,560	67,290,311
Lannett Co., Inc. (x)*	3,300	44,880
Mallinckrodt plc (x)*	20,300	378,798
Medicines Co. (The) (x)*	11,200	411,040
Merck & Co., Inc.	556,190	33,760,733
Mylan NV*	117,950	4,262,713
MyoKardia, Inc.*	4,800	238,320
Nektar Therapeutics*	31,600	1,543,028
Omeros Corp. (x)*	12,900	234,006
Pacira Pharmaceuticals, Inc.*	7,500	240,375
Perrigo Co. plc	28,300	2,063,353
Pfizer, Inc.	1,198,317	43,474,941
Phibro Animal Health Corp., Class A	2,100	96,705
Prestige Brands Holdings, Inc.*	14,500	556,510
Supernus Pharmaceuticals, Inc.*	7,300	436,905
TherapeuticsMD, Inc. (x)*	79,700	497,328
Theravance Biopharma, Inc. (x)*	4,800	108,864
Zoetis, Inc.	100,000	8,519,000
Zogenix, Inc.*	5,600	247,520

		218,676,642

Total Health Care		796,099,865

Industrials (10.1%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.*	6,200	182,838
Arconic, Inc.	98,716	1,679,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Axon Enterprise, Inc. (x)*	11,900	$751,842
Boeing Co. (The)	113,500	38,080,385
BWX Technologies, Inc.	25,200	1,570,464
Cubic Corp.	2,000	128,400
Curtiss-Wright Corp.	9,200	1,094,984
Esterline Technologies Corp.*	5,100	376,380
General Dynamics Corp.	55,070	10,265,599
Harris Corp.	25,277	3,653,538
HEICO Corp.	10,141	739,601
HEICO Corp., Class A	18,945	1,154,698
Hexcel Corp.	21,200	1,407,256
Huntington Ingalls Industries, Inc.	10,500	2,276,295
KLX, Inc.*	13,730	987,187
L3 Technologies, Inc.	18,170	3,494,454
Lockheed Martin Corp.	52,060	15,380,086
Maxar Technologies Ltd. (x)	11,600	586,032
Mercury Systems, Inc.*	10,200	388,212
Moog, Inc., Class A	6,600	514,536
Northrop Grumman Corp.	34,050	10,477,185
Raytheon Co.	59,290	11,453,642
Rockwell Collins, Inc.	36,265	4,884,170
Spirit AeroSystems Holdings, Inc., Class A	26,500	2,276,615
Teledyne Technologies, Inc.*	8,700	1,731,822
Textron, Inc.	52,900	3,486,639
TransDigm Group, Inc.	11,250	3,882,825
Triumph Group, Inc.	11,100	217,560
United Technologies Corp.	157,240	19,659,717

		142,782,121

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	2,900	207,930
CH Robinson Worldwide, Inc.	29,800	2,493,068
Expeditors International of Washington, Inc.	40,800	2,982,480
FedEx Corp.	51,950	11,795,767
Forward Air Corp.	2,000	118,160
Hub Group, Inc., Class A*	3,000	149,400
United Parcel Service, Inc., Class B	143,650	15,259,940
XPO Logistics, Inc.*	25,400	2,544,572

		35,551,317

Airlines (0.4%)
Alaska Air Group, Inc.	26,900	1,624,491
Allegiant Travel Co.	2,700	375,165
American Airlines Group, Inc.	86,600	3,287,336
Copa Holdings SA, Class A	7,800	738,036
Delta Air Lines, Inc.	140,650	6,967,801
Hawaiian Holdings, Inc.	11,300	406,235
JetBlue Airways Corp.*	69,900	1,326,702
SkyWest, Inc.	7,700	399,630
Southwest Airlines Co.	116,100	5,907,168
Spirit Airlines, Inc. (x)*	17,100	621,585
United Continental Holdings, Inc.*	51,340	3,579,938

		25,234,087

Building Products (0.4%)
AAON, Inc.	6,000	199,500
Allegion plc	22,066	1,707,026
American Woodmark Corp.*	2,900	265,495
AO Smith Corp.	30,600	1,809,990
Apogee Enterprises, Inc.	300	14,451
Armstrong Flooring, Inc.*	1,350	18,954
Armstrong World Industries, Inc.*	10,400	657,280
Builders FirstSource, Inc.*	23,500	429,815
Fortune Brands Home & Security, Inc.	37,950	2,037,535
JELD-WEN Holding, Inc.*	13,700	391,683
Johnson Controls International plc	193,037	6,457,088
Lennox International, Inc.	8,610	1,723,291
Masco Corp.	74,300	2,780,306
Masonite International Corp.*	5,500	395,175
Owens Corning	26,970	1,709,089
Simpson Manufacturing Co., Inc.	6,100	379,359
Trex Co., Inc.*	13,600	851,224
Universal Forest Products, Inc.	10,200	373,524
USG Corp.*	22,500	970,200

		23,170,985

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	8,300	242,194
ADT, Inc. (x)	45,800	396,170
Advanced Disposal Services, Inc.*	13,200	327,096
Brady Corp., Class A	7,900	304,545
Brink’s Co. (The)	10,300	821,425
Cintas Corp.	19,000	3,516,330
Clean Harbors, Inc.*	16,200	899,910
Copart, Inc.*	41,900	2,369,864
Covanta Holding Corp.	26,400	435,600
Deluxe Corp.	11,000	728,310
Essendant, Inc.	5,100	67,422
Healthcare Services Group, Inc. (x)	21,900	945,861
Herman Miller, Inc.	14,700	498,330
HNI Corp.	11,700	435,240
KAR Auction Services, Inc.	27,700	1,517,960
Matthews International Corp., Class A	7,900	464,520
Mobile Mini, Inc.	9,700	454,930
MSA Safety, Inc.	5,900	568,406
Multi-Color Corp.	300	19,395
Pitney Bowes, Inc.	19,500	167,115
Republic Services, Inc.	47,435	3,242,656
Rollins, Inc.	21,000	1,104,180
RR Donnelley & Sons Co.	376	2,166
Steelcase, Inc., Class A	4,600	62,100
Stericycle, Inc.*	21,800	1,423,322
Tetra Tech, Inc.	13,600	795,600
UniFirst Corp.	3,500	619,150
Waste Management, Inc.	89,050	7,243,327

		29,673,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.2%)
AECOM*	32,802	$1,083,450
Comfort Systems USA, Inc.	1,700	77,860
Dycom Industries, Inc. (x)*	8,300	784,433
EMCOR Group, Inc.	15,300	1,165,554
Fluor Corp.	36,560	1,783,397
Granite Construction, Inc.	9,300	517,638
Jacobs Engineering Group, Inc.	28,100	1,784,069
KBR, Inc.	48,800	874,496
MasTec, Inc.*	14,700	746,025
Quanta Services, Inc.*	33,450	1,117,230
Valmont Industries, Inc.	4,800	723,600

		10,657,752

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	1,193,461
AMETEK, Inc.	47,775	3,447,444
Atkore International Group, Inc.*	100	2,077
Eaton Corp. plc	92,697	6,928,174
Emerson Electric Co.	135,710	9,382,989
EnerSys	13,300	992,712
Generac Holdings, Inc.*	14,600	755,258
GrafTech International Ltd.	9,700	174,503
Hubbell, Inc.	11,700	1,237,158
nVent Electric plc*	35,987	903,274
Regal Beloit Corp.	13,900	1,137,020
Rockwell Automation, Inc.	27,900	4,637,817
Sensata Technologies Holding plc*	37,400	1,779,492
Vicor Corp.*	3,100	135,005

		32,706,384

Industrial Conglomerates (1.3%)
3M Co.	119,130	23,435,254
Carlisle Cos., Inc.	13,000	1,408,030
General Electric Co.	1,780,367	24,230,795
Honeywell International, Inc.	153,900	22,169,295
Roper Technologies, Inc.	21,450	5,918,269

		77,161,643

Machinery (1.9%)
Actuant Corp., Class A	4,900	143,815
AGCO Corp.	18,500	1,123,320
Albany International Corp., Class A	2,300	138,345
Allison Transmission Holdings, Inc.	32,000	1,295,680
Barnes Group, Inc.	15,200	895,280
Caterpillar, Inc.	119,210	16,173,221
Chart Industries, Inc.*	5,100	314,568
Colfax Corp.*	27,730	849,924
Crane Co.	11,400	913,482
Cummins, Inc.	33,860	4,503,380
Deere & Co.	70,040	9,791,592
Donaldson Co., Inc.	36,700	1,655,904
Dover Corp.	35,990	2,634,468
Evoqua Water Technologies Corp.*	14,600	299,300
Flowserve Corp.	35,740	1,443,896
Fortive Corp.	64,830	4,999,041
Franklin Electric Co., Inc.	9,600	432,960
Gardner Denver Holdings, Inc.*	20,900	614,251
Gates Industrial Corp. plc*	8,100	131,787
Graco, Inc.	37,980	1,717,456
Harsco Corp.*	4,600	101,660
Hillenbrand, Inc.	9,800	462,070
IDEX Corp.	17,840	2,434,803
Illinois Tool Works, Inc.	69,710	9,657,623
Ingersoll-Rand plc	54,900	4,926,177
ITT, Inc.	19,525	1,020,572
John Bean Technologies Corp.	6,800	604,520
Kennametal, Inc.	26,190	940,221
Lincoln Electric Holdings, Inc.	14,260	1,251,458
Manitowoc Co., Inc. (The)*	11,725	303,208
Meritor, Inc.*	18,200	374,374
Middleby Corp. (The)*	14,000	1,461,880
Mueller Industries, Inc.	14,700	433,797
Mueller Water Products, Inc., Class A	36,300	425,436
Navistar International Corp.*	9,100	370,552
Nordson Corp.	13,460	1,728,399
Oshkosh Corp.	16,900	1,188,408
PACCAR, Inc.	71,930	4,456,783
Parker-Hannifin Corp.	27,710	4,318,604
Pentair plc	35,987	1,514,333
Proto Labs, Inc.*	5,500	654,225
RBC Bearings, Inc.*	3,900	502,359
REV Group, Inc. (x)	200	3,402
Rexnord Corp.*	14,900	432,994
Snap-on, Inc.	12,100	1,944,712
SPX FLOW, Inc.*	7,300	319,521
Stanley Black & Decker, Inc.	33,335	4,427,221
Terex Corp.	19,930	840,847
Timken Co. (The)	21,240	925,002
Toro Co. (The)	26,880	1,619,520
Trinity Industries, Inc.	32,940	1,128,524
WABCO Holdings, Inc.*	12,370	1,447,537
Wabtec Corp.	20,000	1,971,600
Watts Water Technologies, Inc., Class A	3,900	305,760
Welbilt, Inc.*	46,900	1,046,339
Woodward, Inc.	14,630	1,124,462
Xylem, Inc.	39,450	2,658,141

		109,398,714

Marine (0.0%)
Kirby Corp.*	14,250	1,191,300
Matson, Inc.	1,480	56,803

		1,248,103

Professional Services (0.5%)
ASGN, Inc.*	13,500	1,055,565
CBIZ, Inc.*	30,420	699,660
CoStar Group, Inc.*	7,535	3,109,167
Dun & Bradstreet Corp. (The)	9,600	1,177,440
Equifax, Inc.	26,620	3,330,428
Exponent, Inc.	10,600	511,980
FTI Consulting, Inc.*	7,200	435,456
Huron Consulting Group, Inc.*	3,300	134,970
IHS Markit Ltd.*	86,500	4,462,535
Insperity, Inc.	7,600	723,900
Korn/Ferry International	8,800	544,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ManpowerGroup, Inc.	15,180	$1,306,391
Nielsen Holdings plc	78,000	2,412,540
Resources Connection, Inc.	21,850	369,265
Robert Half International, Inc.	27,260	1,774,626
TransUnion	37,800	2,707,992
TriNet Group, Inc.*	7,200	402,768
Verisk Analytics, Inc.*	35,500	3,821,220
WageWorks, Inc.*	9,100	455,000

		29,435,887

Road & Rail (1.0%)
AMERCO	1,400	498,610
Avis Budget Group, Inc.*	16,190	526,175
CSX Corp.	171,950	10,966,971
Genesee & Wyoming, Inc., Class A*	14,700	1,195,404
Heartland Express, Inc.	14,400	267,120
JB Hunt Transport Services, Inc.	18,850	2,291,217
Kansas City Southern	23,950	2,537,742
Knight-Swift Transportation Holdings, Inc.	30,935	1,182,026
Landstar System, Inc.	9,750	1,064,700
Norfolk Southern Corp.	59,770	9,017,500
Old Dominion Freight Line, Inc.	15,750	2,346,120
Ryder System, Inc.	11,300	812,018
Saia, Inc.*	2,500	202,125
Schneider National, Inc., Class B	12,800	352,128
Union Pacific Corp.	159,120	22,544,122
Werner Enterprises, Inc.	12,300	461,865

		56,265,843

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	881,370
Aircastle Ltd.	2,500	51,250
Applied Industrial Technologies, Inc.	6,500	455,975
Beacon Roofing Supply, Inc.*	12,000	511,440
Fastenal Co.	62,000	2,984,060
GATX Corp. (x)	10,700	794,261
HD Supply Holdings, Inc.*	41,500	1,779,935
Herc Holdings, Inc.*	2,200	123,948
Kaman Corp.	1,800	125,442
MRC Global, Inc.*	8,400	182,028
MSC Industrial Direct Co., Inc., Class A	12,200	1,035,170
Rush Enterprises, Inc., Class A*	1,300	56,394
SiteOne Landscape Supply, Inc.*	6,700	562,599
Triton International Ltd.	7,500	229,950
United Rentals, Inc.*	17,922	2,645,646
Univar, Inc.*	22,900	600,896
Watsco, Inc.	7,310	1,303,227
WESCO International, Inc.*	8,220	469,362
WW Grainger, Inc.	9,350	2,883,540

		17,676,493

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	708,960
Wesco Aircraft Holdings, Inc.*	3,500	39,375

		748,335

Total Industrials		591,710,788

Information Technology (24.5%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	11,700	3,012,633
ARRIS International plc*	41,000	1,002,245
Ciena Corp.*	31,400	832,414
Cisco Systems, Inc.	996,070	42,860,892
CommScope Holding Co., Inc.*	42,200	1,232,451
EchoStar Corp., Class A*	9,100	404,040
F5 Networks, Inc.*	13,700	2,362,565
Finisar Corp. (x)*	24,800	446,400
Infinera Corp.*	21,500	213,495
InterDigital, Inc.	7,000	566,300
Juniper Networks, Inc.	85,000	2,330,700
Lumentum Holdings, Inc.*	11,170	646,743
Motorola Solutions, Inc.	36,921	4,296,497
NETGEAR, Inc.*	2,300	143,750
NetScout Systems, Inc.*	17,800	528,660
Oclaro, Inc.*	46,800	417,924
Palo Alto Networks, Inc.*	20,400	4,191,588
Plantronics, Inc.	5,300	404,125
Ubiquiti Networks, Inc. (x)*	3,600	304,992
ViaSat, Inc. (x)*	12,200	801,784
Viavi Solutions, Inc.*	33,650	344,576

		67,344,774

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	60,840	5,302,206
Anixter International, Inc.*	4,500	284,850
Arrow Electronics, Inc.*	19,500	1,467,960
Avnet, Inc.	29,320	1,257,535
AVX Corp.	16,100	252,287
Belden, Inc.	10,900	666,208
CDW Corp.	31,700	2,561,043
Cognex Corp.	38,200	1,704,102
Coherent, Inc.*	5,400	844,668
Corning, Inc.	183,790	5,056,063
Dolby Laboratories, Inc., Class A	12,700	783,463
Fitbit, Inc., Class A*	63,600	415,308
FLIR Systems, Inc.	29,900	1,553,903
II-VI, Inc.*	13,300	577,885
Insight Enterprises, Inc.*	2,500	122,325
IPG Photonics Corp.*	9,100	2,007,733
Itron, Inc.*	4,810	288,840
Jabil, Inc.	47,200	1,305,552
Keysight Technologies, Inc.*	43,115	2,545,078
Knowles Corp.*	10,445	159,809
Littelfuse, Inc.	6,500	1,483,170
National Instruments Corp.	23,000	965,540
Novanta, Inc.*	2,400	149,520
Plexus Corp.*	4,000	238,160
Rogers Corp.*	3,900	434,694
Sanmina Corp.*	9,400	275,420
SYNNEX Corp.	7,200	694,872
Tech Data Corp.*	11,200	919,744
Trimble, Inc.*	61,000	2,003,240
TTM Technologies, Inc.*	12,400	218,612
VeriFone Systems, Inc.*	20,800	474,656
Vishay Intertechnology, Inc.	31,800	737,760
Zebra Technologies Corp., Class A*	12,400	1,776,300

		39,528,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (4.8%)
2U, Inc.*	9,600	$802,176
Akamai Technologies, Inc.*	39,400	2,885,262
Alarm.com Holdings, Inc.*	4,800	193,824
Alphabet, Inc., Class A*	61,725	69,699,253
Alphabet, Inc., Class C*	63,219	70,530,277
Alteryx, Inc., Class A (x)*	14,000	534,240
Appfolio, Inc., Class A*	1,600	97,840
Blucora, Inc.*	5,700	210,900
Box, Inc., Class A*	26,100	652,239
Cargurus, Inc.*	11,300	392,562
Cars.com, Inc.*	17,600	499,664
Cimpress NV*	5,400	782,784
Cision Ltd.*	9,200	137,540
Cloudera, Inc.*	40,600	553,784
Cornerstone OnDemand, Inc.*	11,300	535,959
Coupa Software, Inc.*	10,900	678,416
DocuSign, Inc. (x)*	7,600	402,420
eBay, Inc.*	197,070	7,145,758
Envestnet, Inc.*	5,200	285,740
Etsy, Inc.*	24,700	1,042,093
Facebook, Inc., Class A*	491,200	95,449,984
Five9, Inc.*	9,500	328,415
GoDaddy, Inc., Class A*	30,900	2,181,540
GrubHub, Inc. (x)*	18,300	1,919,853
GTT Communications, Inc. (x)*	5,400	243,000
IAC/InterActiveCorp*	14,850	2,264,477
j2 Global, Inc.	14,600	1,264,506
LogMeIn, Inc.	10,804	1,115,513
Match Group, Inc. (x)*	6,600	255,684
MINDBODY, Inc., Class A*	6,700	258,620
New Relic, Inc.*	9,100	915,369
Nutanix, Inc., Class A*	22,800	1,175,796
Okta, Inc.*	17,700	891,549
Pandora Media, Inc. (x)*	55,600	438,128
Q2 Holdings, Inc.*	7,900	450,695
Stamps.com, Inc.*	3,600	910,980
Trade Desk, Inc. (The), Class A (x)*	6,500	609,700
TrueCar, Inc.*	13,100	132,179
Twilio, Inc., Class A*	11,700	655,434
Twitter, Inc.*	147,100	6,423,857
VeriSign, Inc.*	21,750	2,988,885
Yelp, Inc.*	13,200	517,176
Yext, Inc.*	15,000	290,100
Zillow Group, Inc., Class A*	7,862	469,755
Zillow Group, Inc., Class C (x)*	23,524	1,389,327

		281,603,253

IT Services (4.4%)
Accenture plc, Class A	132,800	21,724,752
Acxiom Corp.*	11,800	353,410
Alliance Data Systems Corp.	10,752	2,507,366
Amdocs Ltd.	30,310	2,006,219
Automatic Data Processing, Inc.	93,950	12,602,453
Black Knight, Inc.*	27,142	1,453,454
Booz Allen Hamilton Holding Corp.	26,700	1,167,591
Broadridge Financial Solutions, Inc.	25,110	2,890,161
CACI International, Inc., Class A*	6,000	1,011,300
Cardtronics plc, Class A*	6,300	152,334
Cognizant Technology Solutions Corp., Class A	123,500	9,755,265
Conduent, Inc.*	47,886	870,089
Convergys Corp.	12,400	303,056
CoreLogic, Inc.*	17,100	887,490
DXC Technology Co.	61,096	4,924,949
EPAM Systems, Inc.*	11,900	1,479,527
Euronet Worldwide, Inc.*	14,700	1,231,419
ExlService Holdings, Inc.*	5,000	283,050
Fidelity National Information Services, Inc.	71,425	7,573,193
First Data Corp., Class A*	99,100	2,074,163
Fiserv, Inc.*	87,300	6,468,057
FleetCor Technologies, Inc.*	19,100	4,023,415
Gartner, Inc.*	18,678	2,482,306
Genpact Ltd.	41,700	1,206,381
Global Payments, Inc.	34,252	3,818,755
International Business Machines Corp.	189,731	26,505,421
Jack Henry & Associates, Inc.	18,030	2,350,391
Leidos Holdings, Inc.	30,737	1,813,483
ManTech International Corp., Class A	4,800	257,472
Mastercard, Inc., Class A	189,700	37,279,844
MAXIMUS, Inc.	16,800	1,043,448
Paychex, Inc.	69,010	4,716,833
PayPal Holdings, Inc.*	245,370	20,431,960
Perspecta, Inc.	30,548	627,761
Sabre Corp.	48,600	1,197,504
Science Applications International Corp.	12,021	972,860
Square, Inc., Class A*	59,000	3,636,760
Switch, Inc., Class A (x)	20,240	246,321
Syntel, Inc.*	9,200	295,228
Teradata Corp.*	25,960	1,042,294
Total System Services, Inc.	37,800	3,194,856
Travelport Worldwide Ltd.	17,100	317,034
TTEC Holdings, Inc.	10,050	347,227
Visa, Inc., Class A	369,200	48,900,540
Western Union Co. (The)	115,560	2,349,335
WEX, Inc.*	10,100	1,923,848
Worldpay, Inc.*	61,855	5,058,502

		257,759,077

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Energy Industries, Inc.*	9,100	528,619
Advanced Micro Devices, Inc. (x)*	187,400	2,809,126
Amkor Technology, Inc.*	25,800	221,622
Analog Devices, Inc.	76,227	7,311,694
Applied Materials, Inc.	225,320	10,407,531
Broadcom, Inc.	89,080	21,614,371
Brooks Automation, Inc.	14,200	463,204
Cabot Microelectronics Corp.	5,400	580,824
Cavium, Inc.*	17,035	1,473,527
Cirrus Logic, Inc.*	15,300	586,449
Cree, Inc.*	20,400	848,028
Cypress Semiconductor Corp.	76,746	1,195,703
Diodes, Inc.*	3,100	106,857

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Entegris, Inc.	32,940	$1,116,666
First Solar, Inc.*	17,400	916,284
Integrated Device Technology, Inc.*	34,800	1,109,424
Intel Corp.	963,590	47,900,059
KLA-Tencor Corp.	34,680	3,555,740
Lam Research Corp.	33,875	5,855,294
MACOM Technology Solutions Holdings, Inc. (x)*	12,000	276,480
Marvell Technology Group Ltd.	101,330	2,172,515
Maxim Integrated Products, Inc.	59,550	3,493,203
MaxLinear, Inc.*	8,900	138,751
Microchip Technology, Inc. (x)	51,420	4,676,649
Micron Technology, Inc.*	238,950	12,530,538
MKS Instruments, Inc.	13,200	1,263,240
Monolithic Power Systems, Inc.	9,900	1,323,333
NVIDIA Corp.	121,160	28,702,804
NXP Semiconductors NV*	73,700	8,053,199
ON Semiconductor Corp.*	90,600	2,014,491
Power Integrations, Inc.	4,200	306,810
Qorvo, Inc.*	28,417	2,278,191
QUALCOMM, Inc.	313,780	17,609,334
Rambus, Inc.*	7,200	90,288
Semtech Corp.*	13,600	639,880
Silicon Laboratories, Inc.*	8,740	870,504
Skyworks Solutions, Inc.	39,100	3,779,015
Synaptics, Inc.*	8,700	438,219
Teradyne, Inc.	45,810	1,743,987
Texas Instruments, Inc.	202,290	22,302,472
Universal Display Corp. (x)	10,000	860,000
Veeco Instruments, Inc.*	7,800	111,150
Versum Materials, Inc.	22,990	854,079
Xilinx, Inc.	54,300	3,543,618
Xperi Corp.	8,300	133,630

		228,807,402

Software (5.9%)
8x8, Inc.*	14,100	282,705
ACI Worldwide, Inc.*	37,500	925,125
Activision Blizzard, Inc.	156,300	11,928,816
Adobe Systems, Inc.*	101,520	24,751,591
Altair Engineering, Inc., Class A*	5,900	201,662
ANSYS, Inc.*	19,500	3,396,510
Aspen Technology, Inc.*	15,200	1,409,648
Atlassian Corp. plc, Class A*	16,100	1,006,572
Autodesk, Inc.*	44,750	5,866,277
Avaya Holdings Corp.*	13,200	265,056
Blackbaud, Inc.	13,000	1,331,850
Blackline, Inc.*	10,200	442,986
Bottomline Technologies de, Inc.*	4,300	214,269
CA, Inc.	65,450	2,333,292
Cadence Design Systems, Inc.*	67,630	2,929,055
Carbon Black, Inc. (x)*	7,800	202,800
CDK Global, Inc.	27,450	1,785,622
Ceridian HCM Holding, Inc.*	6,500	215,735
Citrix Systems, Inc.*	27,950	2,930,278
CommVault Systems, Inc.*	8,100	533,385
Dell Technologies, Inc., Class V*	44,769	3,786,562
Ebix, Inc. (x)	4,600	350,750
Electronic Arts, Inc.*	63,900	9,011,178
Ellie Mae, Inc.*	7,200	747,648
Fair Isaac Corp.*	8,000	1,546,560
FireEye, Inc. (x)*	33,600	517,104
Fortinet, Inc.*	30,700	1,916,601
Guidewire Software, Inc.*	17,000	1,509,260
HubSpot, Inc.*	7,400	927,960
Imperva, Inc.*	6,600	318,450
Intuit, Inc.	50,550	10,327,618
Manhattan Associates, Inc.*	17,700	832,077
Microsoft Corp.	1,565,450	154,369,025
MicroStrategy, Inc., Class A*	1,500	191,625
Nuance Communications, Inc.*	60,290	837,127
Oracle Corp.	593,412	26,145,733
Paycom Software, Inc. (x)*	10,000	988,300
Paylocity Holding Corp.*	5,600	329,616
Pegasystems, Inc.	4,500	246,600
Progress Software Corp.	6,000	232,920
Proofpoint, Inc.*	9,200	1,060,852
PTC, Inc.*	25,750	2,415,608
Qualys, Inc.*	6,700	564,810
RealPage, Inc.*	12,100	666,710
Red Hat, Inc.*	37,600	5,052,312
RingCentral, Inc., Class A*	12,900	907,515
SailPoint Technologies Holding, Inc.*	17,400	426,996
salesforce.com, Inc.*	145,460	19,840,744
ServiceNow, Inc.*	37,500	6,467,625
Splunk, Inc.*	29,100	2,884,101
SS&C Technologies Holdings, Inc.	39,200	2,034,480
Symantec Corp.	144,190	2,977,524
Synopsys, Inc.*	32,520	2,782,736
Tableau Software, Inc., Class A*	12,100	1,182,775
Take-Two Interactive Software, Inc.*	25,800	3,053,688
TiVo Corp.	19,836	266,794
Tyler Technologies, Inc.*	7,300	1,621,330
Ultimate Software Group, Inc. (The)*	6,600	1,698,246
Varonis Systems, Inc.*	3,700	275,650
Verint Systems, Inc.*	14,800	656,380
VMware, Inc., Class A*	14,200	2,086,974
Workday, Inc., Class A*	30,000	3,633,600
Zendesk, Inc.*	18,200	991,718
Zscaler, Inc. (x)*	12,500	446,875
Zynga, Inc., Class A*	123,800	503,866

		342,585,857

Technology Hardware, Storage & Peripherals (3.7%)
3D Systems Corp. (x)*	23,700	327,297
Apple, Inc.	1,016,026	188,076,572
Diebold Nixdorf, Inc. (x)	16,550	197,772
Hewlett Packard Enterprise Co.	330,132	4,823,229
HP, Inc.	353,132	8,012,565
NCR Corp.*	31,200	935,376
NetApp, Inc.	59,850	4,700,020
Pure Storage, Inc., Class A*	33,900	809,532
Western Digital Corp.	62,378	4,828,681
Xerox Corp.	59,857	1,436,568

		214,147,612

Total Information Technology		1,431,776,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.0%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	45,980	$7,160,465
Albemarle Corp.	26,276	2,478,615
Ashland Global Holdings, Inc.	17,264	1,349,700
Axalta Coating Systems Ltd.*	47,000	1,424,570
Balchem Corp.	5,700	559,398
Cabot Corp.	11,900	735,063
Celanese Corp.	31,100	3,453,966
CF Industries Holdings, Inc.	57,010	2,531,244
Chemours Co. (The)	42,328	1,877,670
DowDuPont, Inc.	485,931	32,032,572
Eastman Chemical Co.	33,528	3,351,459
Ecolab, Inc.	55,888	7,842,763
FMC Corp.	30,700	2,738,747
HB Fuller Co.	16,100	864,248
Huntsman Corp.	40,900	1,194,280
Ingevity Corp.*	10,555	853,477
International Flavors & Fragrances, Inc.	18,700	2,318,052
LyondellBasell Industries NV, Class A	69,400	7,623,590
Minerals Technologies, Inc.	8,400	632,940
Mosaic Co. (The)	86,530	2,427,167
NewMarket Corp.	2,200	889,900
Olin Corp.	39,500	1,134,440
Platform Specialty Products Corp.*	46,100	534,760
PolyOne Corp.	19,600	847,112
PPG Industries, Inc.	55,300	5,736,269
Praxair, Inc.	60,800	9,615,520
RPM International, Inc.	28,950	1,688,364
Scotts Miracle-Gro Co. (The)	11,900	989,604
Sensient Technologies Corp.	12,500	894,375
Sherwin-Williams Co. (The)	17,000	6,928,690
Trinseo SA	9,700	688,215
Valvoline, Inc.	47,788	1,030,787
Westlake Chemical Corp.	7,600	817,988
WR Grace & Co.	17,500	1,282,925

		116,528,935

Construction Materials (0.2%)
Eagle Materials, Inc.	10,100	1,060,197
Martin Marietta Materials, Inc.	14,830	3,311,984
Summit Materials, Inc., Class A*	24,336	638,820
Vulcan Materials Co.	29,600	3,820,176

		8,831,177

Containers & Packaging (0.4%)
AptarGroup, Inc.	14,600	1,363,348
Avery Dennison Corp.	20,850	2,128,785
Ball Corp.	80,400	2,858,220
Bemis Co., Inc.	20,900	882,189
Berry Global Group, Inc.*	28,100	1,290,914
Crown Holdings, Inc.*	28,950	1,295,802
Graphic Packaging Holding Co.	85,200	1,236,252
International Paper Co.	88,450	4,606,476
Owens-Illinois, Inc.*	46,650	784,186
Packaging Corp. of America	21,400	2,392,306
Sealed Air Corp.	36,160	1,534,992
Sonoco Products Co.	23,760	1,247,400
WestRock Co.	54,932	3,132,223

		24,753,093

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	1,912,938
Allegheny Technologies, Inc.*	26,800	673,216
Carpenter Technology Corp.	6,500	341,705
Cleveland-Cliffs, Inc. (x)*	61,800	520,974
Commercial Metals Co.	24,800	523,528
Compass Minerals International, Inc. (x)	3,700	243,275
Freeport-McMoRan, Inc.	290,694	5,017,379
Newmont Mining Corp.	117,200	4,419,612
Nucor Corp.	70,320	4,395,000
Reliance Steel & Aluminum Co.	16,300	1,426,902
Royal Gold, Inc.	12,900	1,197,636
Southern Copper Corp.	19,344	906,653
Steel Dynamics, Inc.	55,100	2,531,845
United States Steel Corp.	34,200	1,188,450

		25,299,113

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	882,235
KapStone Paper and Packaging Corp.	18,300	631,350
Louisiana-Pacific Corp.	42,500	1,156,850

		2,670,435

Total Materials		178,082,753

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Acadia Realty Trust (REIT)	15,100	413,287
Agree Realty Corp. (REIT)	1,500	79,155
Alexander’s, Inc. (REIT)	300	114,789
Alexandria Real Estate Equities, Inc. (REIT)	21,080	2,659,664
American Campus Communities, Inc. (REIT)	28,300	1,213,504
American Homes 4 Rent (REIT), Class A	47,500	1,053,550
American Tower Corp. (REIT)	89,200	12,859,964
Americold Realty Trust (REIT)	20,200	444,804
Apartment Investment & Management Co. (REIT), Class A	43,188	1,826,852
Apple Hospitality REIT, Inc. (REIT)	45,300	809,964
Ashford Hospitality Trust, Inc. (REIT)	8,411	68,129
AvalonBay Communities, Inc. (REIT)	31,249	5,371,391
Boston Properties, Inc. (REIT)	32,370	4,059,845
Brandywine Realty Trust (REIT)	51,000	860,880
Brixmor Property Group, Inc. (REIT)	67,400	1,174,782
Camden Property Trust (REIT)	20,180	1,839,003
CareTrust REIT, Inc. (REIT)	1,200	20,028
CatchMark Timber Trust, Inc. (REIT), Class A	800	10,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Chatham Lodging Trust (REIT)	100	$2,122
Chesapeake Lodging Trust (REIT)	2,500	79,100
Colony Capital, Inc. (REIT) (x)	122,986	767,433
Columbia Property Trust, Inc. (REIT)	32,600	740,346
CoreCivic, Inc. (REIT)	26,900	642,641
CorePoint Lodging, Inc. (REIT)*	5,700	147,630
CoreSite Realty Corp. (REIT)	7,800	864,396
Corporate Office Properties Trust (REIT)	24,809	719,213
Cousins Properties, Inc. (REIT)	74,207	719,066
Crown Castle International Corp. (REIT)	83,950	9,051,489
CubeSmart (REIT)	39,700	1,279,134
CyrusOne, Inc. (REIT)	20,200	1,178,872
DCT Industrial Trust, Inc. (REIT)	22,850	1,524,780
DDR Corp. (REIT)	42,354	758,137
DiamondRock Hospitality Co. (REIT)	28,700	352,436
Digital Realty Trust, Inc. (REIT)	42,672	4,761,342
Douglas Emmett, Inc. (REIT)	37,000	1,486,660
Duke Realty Corp. (REIT)	84,800	2,461,744
EastGroup Properties, Inc. (REIT)	10,300	984,268
Education Realty Trust, Inc. (REIT)	13,400	556,100
Empire State Realty Trust, Inc. (REIT), Class A	27,100	463,410
EPR Properties (REIT)	14,840	961,484
Equinix, Inc. (REIT)	16,838	7,238,488
Equity Commonwealth (REIT)*	33,000	1,039,500
Equity LifeStyle Properties, Inc. (REIT)	21,800	2,003,420
Equity Residential (REIT)	80,987	5,158,062
Essex Property Trust, Inc. (REIT)	14,177	3,389,295
Extra Space Storage, Inc. (REIT)	28,300	2,824,623
Federal Realty Investment Trust (REIT)	17,380	2,199,439
First Industrial Realty Trust, Inc. (REIT)	29,500	983,530
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,156,467
Four Corners Property Trust, Inc. (REIT)	346	8,522
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,547,455
GEO Group, Inc. (The) (REIT)	25,500	702,270
GGP, Inc. (REIT)	144,807	2,958,407
Gramercy Property Trust (REIT)	33,066	903,363
HCP, Inc. (REIT)	114,997	2,969,223
Healthcare Realty Trust, Inc. (REIT)	23,600	686,288
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,170,064
Hersha Hospitality Trust (REIT)	300	6,435
Highwoods Properties, Inc. (REIT)	29,530	1,498,057
Hospitality Properties Trust (REIT)	43,400	1,241,674
Host Hotels & Resorts, Inc. (REIT)	172,913	3,643,277
Hudson Pacific Properties, Inc. (REIT)	34,500	1,222,335
Investors Real Estate Trust (REIT)	2,600	14,378
Invitation Homes, Inc. (REIT)	63,116	1,455,455
Iron Mountain, Inc. (REIT)	56,801	1,988,603
JBG SMITH Properties (REIT)	20,173	735,709
Kilroy Realty Corp. (REIT)	21,800	1,648,952
Kimco Realty Corp. (REIT)	101,522	1,724,859
Lamar Advertising Co. (REIT), Class A	21,400	1,461,834
LaSalle Hotel Properties (REIT)	26,100	893,403
Lexington Realty Trust (REIT)	14,500	126,585
Liberty Property Trust (REIT)	38,452	1,704,577
Life Storage, Inc. (REIT)	9,300	904,983
Macerich Co. (The) (REIT)	33,684	1,914,262
Medical Properties Trust, Inc. (REIT)	67,300	944,892
Mid-America Apartment Communities, Inc. (REIT)	25,638	2,580,977
Monmouth Real Estate Investment Corp. (REIT)	500	8,265
National Health Investors, Inc. (REIT)	7,000	515,760
National Retail Properties, Inc. (REIT)	38,290	1,683,228
New Senior Investment Group, Inc. (REIT)	600	4,542
NorthStar Realty Europe Corp. (REIT)	1,875	27,169
Omega Healthcare Investors, Inc. (REIT) (x)	44,440	1,377,640
One Liberty Properties, Inc. (REIT)	400	10,564
Outfront Media, Inc. (REIT)	34,770	676,277
Paramount Group, Inc. (REIT)	37,600	579,040
Park Hotels & Resorts, Inc. (REIT)	37,553	1,150,248
Pebblebrook Hotel Trust (REIT) (x)	15,900	616,920
Physicians Realty Trust (REIT)	38,100	607,314
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	685,592
PotlatchDeltic Corp. (REIT)	12,600	640,710
Prologis, Inc. (REIT)	109,364	7,184,121
PS Business Parks, Inc. (REIT)	3,300	424,050
Public Storage (REIT)	32,302	7,328,032
QTS Realty Trust, Inc. (REIT), Class A	4,900	193,550
Quality Care Properties, Inc. (REIT)*	6,700	144,117
Rayonier, Inc. (REIT)	27,025	1,045,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Realty Income Corp. (REIT)	60,028	$3,228,906
Regency Centers Corp. (REIT)	33,306	2,067,636
Retail Opportunity Investments Corp. (REIT)	21,200	406,192
Retail Properties of America, Inc. (REIT), Class A	61,600	787,248
Rexford Industrial Realty, Inc. (REIT)	9,100	285,649
RLJ Lodging Trust (REIT)	33,200	732,060
Ryman Hospitality Properties, Inc. (REIT)	10,751	893,946
Sabra Health Care REIT, Inc. (REIT)	34,657	753,097
Saul Centers, Inc. (REIT)	100	5,358
SBA Communications Corp. (REIT)*	26,300	4,342,656
Senior Housing Properties Trust (REIT)	54,290	982,106
Simon Property Group, Inc. (REIT)	64,659	11,004,315
SL Green Realty Corp. (REIT)	19,000	1,910,070
Spirit MTA REIT (REIT)*	10,466	107,800
Spirit Realty Capital, Inc. (REIT)	104,667	840,476
STAG Industrial, Inc. (REIT)	18,400	501,032
STORE Capital Corp. (REIT)	35,400	969,960
Sun Communities, Inc. (REIT)	15,200	1,487,776
Sunstone Hotel Investors, Inc. (REIT)	55,458	921,712
Tanger Factory Outlet Centers, Inc. (REIT) (x)	13,500	317,115
Taubman Centers, Inc. (REIT)	14,800	869,648
Terreno Realty Corp. (REIT)	3,400	128,078
UDR, Inc. (REIT)	62,836	2,358,863
Uniti Group, Inc. (REIT) (x)	31,402	628,982
Universal Health Realty Income Trust (REIT)	100	6,398
Urban Edge Properties (REIT)	13,023	297,836
Urstadt Biddle Properties, Inc. (REIT), Class A	700	15,841
Ventas, Inc. (REIT)	78,079	4,446,599
VEREIT, Inc. (REIT)	236,500	1,759,560
VICI Properties, Inc. (REIT)	57,400	1,184,736
Vornado Realty Trust (REIT)	40,347	2,982,450
Washington REIT (REIT)	9,570	290,258
Weingarten Realty Investors (REIT)	36,986	1,139,539
Welltower, Inc. (REIT)	83,317	5,223,143
Weyerhaeuser Co. (REIT)	161,735	5,896,858
WP Carey, Inc. (REIT)	25,900	1,718,465
Xenia Hotels & Resorts, Inc. (REIT)	18,300	445,788

		214,872,129

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	3,100,713
Forestar Group, Inc. (x)*	186	3,859
HFF, Inc., Class A	100	3,435
Howard Hughes Corp. (The)*	7,500	993,750
Jones Lang LaSalle, Inc.	9,500	1,576,905
Kennedy-Wilson Holdings, Inc.	25,100	530,865
Marcus & Millichap, Inc.*	400	15,604
Newmark Group, Inc., Class A	8,600	122,378
Realogy Holdings Corp. (x)	34,100	777,480
RMR Group, Inc. (The), Class A	1,671	131,090
Tejon Ranch Co.*	400	9,720

		7,265,799

Total Real Estate		222,137,928

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	1,501,378	48,209,248
ATN International, Inc.	600	31,662
CenturyLink, Inc.	216,775	4,040,686
Cincinnati Bell, Inc.*	1,580	24,806
Cogent Communications Holdings, Inc.	8,600	459,240
Consolidated Communications Holdings, Inc. (x)	7,168	88,596
Frontier Communications Corp. (x)	8,385	44,944
Hawaiian Telcom Holdco, Inc.*	1,000	28,920
Intelsat SA*	3,200	53,312
Iridium Communications, Inc. (x)*	8,900	143,290
ORBCOMM, Inc.*	5,200	52,520
pdvWireless, Inc. (x)*	600	14,970
Verizon Communications, Inc.	861,794	43,356,856
Vonage Holdings Corp.*	43,000	554,270
Windstream Holdings, Inc. (x)*	9,642	50,813
Zayo Group Holdings, Inc.*	34,900	1,273,152

		98,427,285

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,500	33,885
Shenandoah Telecommunications Co.	2,200	71,940
Spok Holdings, Inc.	2,300	34,615
Sprint Corp. (x)*	175,679	955,694
Telephone & Data Systems, Inc.	28,186	772,860
T-Mobile US, Inc.*	69,200	4,134,700
United States Cellular Corp.*	7,600	281,504

		6,285,198

Total Telecommunication Services		104,712,483

Utilities (2.9%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	812,805
Alliant Energy Corp.	53,800	2,276,816
American Electric Power Co., Inc.	101,770	7,047,572
Avangrid, Inc.	8,900	471,077
Duke Energy Corp.	146,085	11,552,402
Edison International	64,060	4,053,076
El Paso Electric Co.	8,300	490,530
Entergy Corp.	39,100	3,158,889
Evergy, Inc.	56,077	3,148,724
Eversource Energy	66,209	3,880,509
Exelon Corp.	204,056	8,692,786
FirstEnergy Corp.	98,404	3,533,688
Hawaiian Electric Industries, Inc.	20,500	703,150
IDACORP, Inc.	11,450	1,056,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MGE Energy, Inc.	1,000	$63,050
NextEra Energy, Inc.	98,650	16,477,509
OGE Energy Corp.	48,600	1,711,206
PG&E Corp.	110,220	4,690,963
Pinnacle West Capital Corp.	26,000	2,094,560
PNM Resources, Inc.	15,200	591,280
Portland General Electric Co.	21,000	897,960
PPL Corp.	144,950	4,138,323
Southern Co. (The)	213,550	9,889,501
Xcel Energy, Inc.	112,180	5,124,382

		96,556,906

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,271,528
National Fuel Gas Co.	21,100	1,117,456
New Jersey Resources Corp.	19,600	877,100
ONE Gas, Inc.	14,125	1,055,703
South Jersey Industries, Inc. (x)	16,700	558,949
Southwest Gas Holdings, Inc.	9,900	755,073
Spire, Inc.	11,200	791,280
UGI Corp.	39,575	2,060,670
WGL Holdings, Inc.	10,500	931,875

		10,419,634

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	153,695	2,061,050
NRG Energy, Inc.	65,821	2,020,705
Ormat Technologies, Inc.	6,200	329,778
Vistra Energy Corp.*	84,500	1,999,270

		6,410,803

Multi-Utilities (0.9%)
Ameren Corp.	55,100	3,352,835
Avista Corp.	10,300	542,398
Black Hills Corp. (x)	9,700	593,737
CenterPoint Energy, Inc.	90,050	2,495,285
CMS Energy Corp.	61,100	2,888,808
Consolidated Edison, Inc.	66,800	5,209,064
Dominion Energy, Inc.	132,250	9,016,805
DTE Energy Co.	37,800	3,917,214
MDU Resources Group, Inc.	48,250	1,383,810
NiSource, Inc.	79,300	2,084,004
NorthWestern Corp.	8,700	498,075
Public Service Enterprise Group, Inc.	109,600	5,933,744
SCANA Corp.	30,650	1,180,638
Sempra Energy	54,290	6,303,612
Vectren Corp.	18,000	1,286,100
WEC Energy Group, Inc.	70,498	4,557,696

		51,243,825

Water Utilities (0.1%)
American Water Works Co., Inc.	38,300	3,270,054
Aqua America, Inc.	36,362	1,279,215

		4,549,269

Total Utilities		169,180,437

Total Common Stocks (98.9%) (Cost $2,459,240,957)		5,783,593,591

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	25,400	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)*	34,100	28,389

Total Health Care		28,389

Total Rights (0.0%) (Cost $5,907)		28,389

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $3,000,530, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $3,060,000. (xx)	$3,000,000	3,000,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $3,060,001. (xx)	3,000,000	3,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $4,000,663, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $4,080,001. (xx)	4,000,000	4,000,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $6,002,543, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $6,325,726. (xx)	6,000,000	6,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $700,117, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $714,005. (xx)	$700,000	$700,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,200,200, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,224,001. (xx)	1,200,000	1,200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,200,200, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,224,003. (xx)	1,200,000	1,200,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,900,347, collateralized by various Common Stocks; total market value $2,113,171. (xx)	1,900,000	1,900,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,125,447, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $2,168,582. (xx)	2,125,092	2,125,092
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $2,040,030. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $5,500,953, collateralized by various Common Stocks; total market value $6,120,902. (xx)	5,500,000	5,500,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $5,300,919, collateralized by various Common Stocks; total market value $5,898,323. (xx)	5,300,000	5,300,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $7,002,872, collateralized by various Common Stocks; total market value $7,790,238. (xx)	7,000,000	7,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $5,002,022, collateralized by various Common Stocks; total market value $5,564,259. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $10,003,753, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $10,200,000. (xx)	10,000,000	10,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $5,002,022, collateralized by various Common Stocks; total market value $5,564,259. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $10,001,708, collateralized by various Common Stocks; total market value $11,128,519. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		72,925,092

Total Short-Term Investments (1.2%) (Cost $72,925,092)		72,925,092

Total Investments in Securities (100.1%) (Cost $2,532,171,956)		5,856,547,072
Other Assets Less Liabilities (-0.1%)		(8,642,936)

Net Assets (100%)		$5,847,904,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,315,380.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $79,927,852. This was secured by cash collateral of $72,925,092 which was subsequently invested in joint repurchase agreements with a total value of $72,925,092, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $9,430,560 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/18 - 2/15/48.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	96	9/2018	USD	7,908,000	(190,344)
S&P 500 E-Mini Index	413	9/2018	USD	56,201,040	(1,010,674)

					(1,201,018)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$758,462,168	$—	$—		$758,462,168
Consumer Staples	359,368,247	—	—		359,368,247
Energy	348,388,380	—	—		348,388,380
Financials	823,674,061	—	—		823,674,061
Health Care	796,099,865	—	—		796,099,865
Industrials	591,710,788	—	—		591,710,788
Information Technology	1,431,776,481	—	—		1,431,776,481
Materials	178,082,753	—	—		178,082,753
Real Estate	222,137,928	—	—		222,137,928
Telecommunication Services	104,712,483	—	—		104,712,483
Utilities	169,180,437	—	—		169,180,437
Rights
Consumer Discretionary	—	—	—	(a)	— (a)
Health Care	—	—	28,389		28,389
Short-Term Investments
Repurchase Agreements	—	72,925,092	—		72,925,092

Total Assets	$5,783,593,591	$72,925,092	$28,389		$5,856,547,072

Liabilities:
Futures	$(1,201,018)	$—	$—		$(1,201,018)

Total Liabilities	$(1,201,018)	$—	$—		$(1,201,018)

Total	$5,782,392,573	$72,925,092	$28,389		$5,855,346,054

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,201,018	)*

Total		$(1,201,018)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$3,186,154	$3,186,154

Total	$3,186,154	$3,186,154

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(1,833,161)	$(1,833,161)

Total	$(1,833,161)	$(1,833,161)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $49,375,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,687,121
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$379,021,122

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,559,255,958
Aggregate gross unrealized depreciation	(263,829,225)

Net unrealized appreciation	$3,295,426,733

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,559,919,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,459,246,864)	$5,783,621,980
Repurchase Agreements (Cost $72,925,092)	72,925,092
Cash	64,353,472
Dividends, interest and other receivables	5,125,802
Receivable from Separate Accounts for Portfolio shares sold	248,031
Securities lending income receivable	63,171
Due from broker for futures variation margin	28,006
Other assets	62,826

Total assets	5,926,428,380

LIABILITIES
Payable for return of collateral on securities loaned	72,925,092
Payable to Separate Accounts for Portfolio shares redeemed	2,192,999
Investment management fees payable	1,548,490
Distribution fees payable – Class IA	903,746
Administrative fees payable	477,605
Distribution fees payable – Class IB	318,196
Trustees’ fees payable	5,187
Accrued expenses	152,929

Total liabilities	78,524,244

NET ASSETS	$5,847,904,136

Net assets were comprised of:
Paid in capital	$2,320,050,401
Accumulated undistributed net investment income (loss)	41,592,152
Accumulated undistributed net realized gain (loss)	163,087,485
Net unrealized appreciation (depreciation)	3,323,174,098

Net assets	$5,847,904,136

Class IA
Net asset value, offering and redemption price per share, $4,324,620,266 / 124,333,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.78

Class IB
Net asset value, offering and redemption price per share, $1,523,283,870 / 44,042,719 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.59

(x)	Includes value of securities on loan of $79,927,852.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,812 foreign withholding tax)	$54,840,289
Interest	252,195
Securities lending (net)	466,064

Total income	55,558,548

EXPENSES
Investment management fees	9,320,421
Distribution fees – Class IA	5,443,257
Administrative fees	2,872,860
Distribution fees – Class IB	1,914,297
Printing and mailing expenses	219,118
Professional fees	91,671
Trustees’ fees	79,975
Custodian fees	69,484
Miscellaneous	63,954

Total expenses	20,075,037

NET INVESTMENT INCOME (LOSS)	35,483,511

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	193,798,164
Futures contracts	3,186,154

Net realized gain (loss)	196,984,318

Change in unrealized appreciation (depreciation) on:
Investments in securities	(73,320,769)
Futures contracts	(1,833,161)

Net change in unrealized appreciation (depreciation)	(75,153,930)

NET REALIZED AND UNREALIZED GAIN (LOSS)	121,830,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,313,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,483,511	$72,876,104
Net realized gain (loss)	196,984,318	269,606,536
Net change in unrealized appreciation (depreciation)	(75,153,930)	715,435,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	157,313,899	1,057,918,016

DIVIDENDS:
Dividends from net investment income
Class IA	—	(54,120,658)
Class IB	—	(19,064,405)

TOTAL DIVIDENDS	—	(73,185,063)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 760,363 and 1,603,965 shares, respectively ]	26,238,577	50,094,722
Capital shares issued in reinvestment of dividends [ 0 and 1,613,732 shares, respectively ]	—	54,120,658
Capital shares repurchased [ (6,854,621) and (13,849,358) shares, respectively ]	(236,809,625)	(431,977,792)

Total Class IA transactions	(210,571,048)	(327,762,412)

Class IB
Capital shares sold [ 909,972 and 1,740,062 shares, respectively ]	31,343,718	53,660,007
Capital shares issued in reinvestment of dividends [ 0 and 571,668 shares, respectively ]	—	19,064,405
Capital shares repurchased [ (2,863,440) and (5,474,606) shares, respectively ]	(98,159,187)	(169,903,022)

Total Class IB transactions	(66,815,469)	(97,178,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(277,386,517)	(424,941,022)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,072,618)	559,791,931
NET ASSETS:
Beginning of period	5,967,976,754	5,408,184,823

End of period (a)	$5,847,904,136	$5,967,976,754

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$41,592,152	$6,108,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015		2014	2013
Net asset value, beginning of period	$33.88	$28.47	$25.88	$26.27		$23.73	$18.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.40	0.36	0.36		0.31	0.27
Net realized and unrealized gain (loss)	0.69	5.43	2.66	(0.38)		2.55	5.61

Total from investment operations	0.90	5.83	3.02	(0.02)		2.86	5.88

Less distributions:
Dividends from net investment income	—	(0.42)	(0.43)	(0.37)		(0.32)	(0.28)

Net asset value, end of period	$34.78	$33.88	$28.47	$25.88		$26.27	$23.73

Total return (b)	2.66%	20.49%	11.66%	(0.03	)%(aa)	12.05%	32.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,324,620	$4,418,531	$4,016,297	$3,937,549		$4,292,750	$4,204,128
Ratio of expenses to average net assets (a)(f)	0.68%	0.70%	0.71%	0.71%		0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.21%	1.28%	1.35%	1.37%		1.25%	1.30%
Portfolio turnover rate (z)^	2%	3%	3%	4%		4%	4%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015		2014	2013
Net asset value, beginning of period	$33.69	$28.31	$25.73	$26.13		$23.61	$18.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.40	0.36	0.36		0.31	0.27
Net realized and unrealized gain (loss)	0.69	5.40	2.65	(0.38)		2.53	5.58

Total from investment operations	0.90	5.80	3.01	(0.02)		2.84	5.85

Less distributions:
Dividends from net investment income	—	(0.42)	(0.43)	(0.38)		(0.32)	(0.28)

Net asset value, end of period	$34.59	$33.69	$28.31	$25.73		$26.13	$23.61

Total return (b)	2.67%	20.50%	11.69%	(0.07	)%(bb)	12.03%	32.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,523,284	$1,549,446	$1,391,888	$1,355,527		$1,472,926	$1,462,407
Ratio of expenses to average net assets (a)(f)	0.68%	0.70%	0.71%	0.71%		0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.21%	1.28%	1.35%	1.37%		1.25%	1.30%
Portfolio turnover rate (z)^	2%	3%	3%	4%		4%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.15)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.18)%.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	50.4%
Financials	14.3
Exchange Traded Funds	6.3
Information Technology	3.3
Health Care	3.3
Energy	2.9
Supranational	2.9
U.S. Government Agency Securities	2.6
Consumer Staples	2.4
Foreign Government Securities	2.4
Repurchase Agreements	2.0
Consumer Discretionary	2.0
Industrials	1.9
Utilities	1.5
Real Estate	1.3
Telecommunication Services	0.9
Materials	0.8
Municipal Bonds	0.1
Asset-Backed Securities	0.0 #
Cash and Other	(1.3)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$986.79	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class IB
Actual	1,000.00	986.80	3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class K
Actual	1,000.00	988.81	2.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.71	2.11

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.67%, 0.67% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A 4.950%, 1/15/23	$1,395,774	$1,437,647
Series 2015-1 A 3.375%, 5/1/27	2,560,060	2,454,586
Series 2017-2 AA 3.350%, 10/15/29	350,000	335,125

Total Asset-Backed Securities		4,227,358

Corporate Bonds (34.6%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
Aptiv plc 3.150%, 11/19/20	500,000	496,029
BorgWarner, Inc. 3.375%, 3/15/25	800,000	772,633
Delphi Corp. 4.150%, 3/15/24	865,000	865,312
Lear Corp. 5.250%, 1/15/25	1,190,000	1,222,747
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,197,107
4.150%, 10/1/25	250,000	253,509

		4,807,337

Automobiles (0.0%)
Ford Motor Co. 4.346%, 12/8/26	1,250,000	1,223,436
Harley-Davidson, Inc. 3.500%, 7/28/25	400,000	388,956

		1,612,392

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp. 3.950%, 10/15/20	666,000	676,744
Hyatt Hotels Corp. 4.850%, 3/15/26	250,000	258,012
Marriott International, Inc.
3.375%, 10/15/20	626,000	627,282
2.300%, 1/15/22	500,000	479,949
3.250%, 9/15/22	1,700,000	1,675,292
Series R 3.125%, 6/15/26	500,000	464,226
Series X 4.000%, 4/15/28	500,000	487,990
McDonald’s Corp.
2.200%, 5/26/20	750,000	739,190
3.500%, 7/15/20	150,000	151,480
2.750%, 12/9/20	320,000	317,530
3.625%, 5/20/21	400,000	404,822
2.625%, 1/15/22	750,000	734,328
3.350%, 4/1/23	285,000	283,930
3.250%, 6/10/24	1,000,000	985,025
3.375%, 5/26/25	750,000	738,574
3.700%, 1/30/26	1,500,000	1,488,570
3.500%, 3/1/27	775,000	755,756
3.800%, 4/1/28	500,000	498,276
Royal Caribbean Cruises Ltd.
2.650%, 11/28/20	110,000	108,104
5.250%, 11/15/22	1,000,000	1,054,401
Starbucks Corp.
2.200%, 11/22/20	190,000	185,877
2.100%, 2/4/21	300,000	291,459
2.700%, 6/15/22	400,000	388,747
3.100%, 3/1/23 (x)	750,000	735,246
3.850%, 10/1/23	850,000	857,589
2.450%, 6/15/26	500,000	448,533
3.500%, 3/1/28 (x)	750,000	719,993
Wyndham Destinations, Inc. 4.250%, 3/1/22	99,000	96,406

		16,653,331

Household Durables (0.1%)
DR Horton, Inc.
4.000%, 2/15/20	920,000	932,005
2.550%, 12/1/20	175,000	171,836
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	247,424
3.800%, 11/15/24	300,000	296,352
3.500%, 11/15/27	500,000	469,837
Mohawk Industries, Inc. 3.850%, 2/1/23	1,200,000	1,209,143
Newell Brands, Inc.
2.875%, 12/1/19	550,000	546,684
3.150%, 4/1/21	500,000	495,442
3.850%, 4/1/23	1,075,000	1,059,115
4.000%, 12/1/24	400,000	392,219
3.900%, 11/1/25	750,000	709,353
4.200%, 4/1/26	3,100,000	2,992,766
NVR, Inc. 3.950%, 9/15/22	150,000	151,032
Tupperware Brands Corp. 4.750%, 6/1/21	500,000	513,624
Whirlpool Corp.
4.850%, 6/15/21	400,000	415,366
3.700%, 5/1/25	500,000	493,308

		11,095,506

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.
2.600%, 12/5/19	450,000	448,622
1.900%, 8/21/20	455,000	445,422
3.300%, 12/5/21 (x)	1,050,000	1,058,773
2.500%, 11/29/22	1,200,000	1,163,518
2.400%, 2/22/23	680,000	654,140
2.800%, 8/22/24	375,000	361,417
3.800%, 12/5/24 (x)	1,000,000	1,017,715
5.200%, 12/3/25	500,000	552,564
3.150%, 8/22/27	4,000,000	3,835,050
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	624,918
3.650%, 3/15/25	600,000	587,576
3.600%, 6/1/26	500,000	485,061
Expedia Group, Inc. 5.950%, 8/15/20	1,394,000	1,465,443
JD.com, Inc.
3.125%, 4/29/21	500,000	487,632
3.875%, 4/29/26 (x)	500,000	471,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
QVC, Inc.
5.125%, 7/2/22	$500,000	$512,500
4.375%, 3/15/23	300,000	296,437
4.850%, 4/1/24	500,000	496,350
4.450%, 2/15/25	670,000	643,619

		15,608,620

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	495,215
3.500%, 9/15/27	290,000	268,205

		763,420

Media (0.9%)
21st Century Fox America, Inc. 5.650%, 8/15/20	594,000	623,381
4.500%, 2/15/21	500,000	513,753
3.000%, 9/15/22	1,000,000	978,867
3.700%, 10/15/25	2,040,000	2,012,436
3.375%, 11/15/26	300,000	288,899
CBS Corp.
3.375%, 3/1/22	2,000,000	1,970,156
2.500%, 2/15/23	1,000,000	941,255
2.900%, 6/1/23§	200,000	191,257
3.375%, 2/15/28	570,000	516,255
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,163,486
4.464%, 7/23/22	1,850,000	1,890,515
4.500%, 2/1/24	3,000,000	2,997,047
4.908%, 7/23/25	3,850,000	3,886,913
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	62,000	76,120
Comcast Corp.
5.700%, 7/1/19	1,289,000	1,323,721
5.150%, 3/1/20	2,806,000	2,895,444
1.625%, 1/15/22	750,000	703,008
3.125%, 7/15/22	1,050,000	1,030,519
2.850%, 1/15/23	2,150,000	2,078,132
2.750%, 3/1/23	1,500,000	1,441,833
3.000%, 2/1/24	750,000	716,324
3.600%, 3/1/24	2,000,000	1,966,622
3.150%, 3/1/26	2,000,000	1,873,970
Discovery Communications LLC
2.200%, 9/20/19	220,000	217,323
2.750%, 11/15/19§	500,000	496,417
2.800%, 6/15/20§	500,000	493,622
4.375%, 6/15/21	62,000	63,392
3.300%, 5/15/22	500,000	491,159
3.500%, 6/15/22§	500,000	494,184
2.950%, 3/20/23	875,000	836,015
3.250%, 4/1/23	1,000,000	967,565
3.900%, 11/15/24§	800,000	782,831
3.950%, 6/15/25§	500,000	486,308
4.900%, 3/11/26 (x)	500,000	513,219
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,048,590
4.375%, 4/1/21	1,971,000	2,022,435
2.875%, 1/15/23	156,000	150,062
Omnicom Group, Inc.
6.250%, 7/15/19 (x)	673,000	695,033
4.450%, 8/15/20	1,280,000	1,310,044
3.625%, 5/1/22	1,281,000	1,273,370
3.650%, 11/1/24	750,000	727,737
RELX Capital, Inc. 3.500%, 3/16/23	925,000	914,677
Time Warner Cable LLC
5.000%, 2/1/20	1,061,000	1,078,904
4.000%, 9/1/21	1,500,000	1,503,750
Viacom, Inc.
5.625%, 9/15/19	1,641,000	1,683,326
3.875%, 12/15/21	125,000	124,734
4.250%, 9/1/23	1,100,000	1,088,045
3.450%, 10/4/26 (x)	750,000	685,171
Walt Disney Co. (The)
0.875%, 7/12/19	285,000	279,664
1.950%, 3/4/20 (x)	465,000	457,297
1.800%, 6/5/20	500,000	488,397
2.150%, 9/17/20	500,000	490,091
3.750%, 6/1/21	181,000	184,020
2.750%, 8/16/21	1,000,000	987,300
2.550%, 2/15/22	2,000,000	1,949,884
2.450%, 3/4/22	535,000	519,475
2.350%, 12/1/22	650,000	621,804
3.150%, 9/17/25	500,000	483,853
1.850%, 7/30/26	465,000	405,290
2.950%, 6/15/27 (x)	1,000,000	948,406
Warner Media LLC
4.875%, 3/15/20	2,700,000	2,769,137
4.700%, 1/15/21	1,812,000	1,863,698
3.400%, 6/15/22	500,000	492,726
4.050%, 12/15/23	1,250,000	1,248,345
3.550%, 6/1/24	2,000,000	1,926,128
3.800%, 2/15/27	1,000,000	941,585
WPP Finance 2010
4.750%, 11/21/21	160,000	164,510
3.750%, 9/19/24	1,000,000	965,800

		71,415,236

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,129,049
4.150%, 11/1/25	125,000	124,896
3.875%, 4/15/27	500,000	479,931
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	866,093
4.000%, 5/15/25	2,000,000	1,951,047
Kohl’s Corp. 4.250%, 7/17/25	750,000	749,957
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21	500,000	497,198
3.875%, 1/15/22	400,000	396,743
4.375%, 9/1/23 (x)	635,000	636,271
3.625%, 6/1/24 (x)	1,000,000	965,932
Nordstrom, Inc.
4.750%, 5/1/20	584,000	599,229
4.000%, 10/15/21	600,000	606,058
4.000%, 3/15/27 (x)	210,000	202,040
Target Corp.
3.875%, 7/15/20	1,000,000	1,019,997
2.500%, 4/15/26 (x)	2,000,000	1,836,306

		12,060,747

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22 (x)	160,000	164,027
4.500%, 12/1/23	1,000,000	1,023,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
AutoNation, Inc.
3.350%, 1/15/21	$375,000	$374,446
3.500%, 11/15/24	400,000	378,702
4.500%, 10/1/25	215,000	215,068
3.800%, 11/15/27	500,000	468,163
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	1,991,662
3.700%, 4/15/22	350,000	352,080
3.250%, 4/15/25	333,000	317,439
3.125%, 4/21/26	125,000	116,146
3.750%, 6/1/27	500,000	481,870
Bed Bath & Beyond, Inc. 3.749%, 8/1/24 (x)	350,000	314,388
Home Depot, Inc. (The)
1.800%, 6/5/20	529,000	517,998
2.000%, 4/1/21	1,500,000	1,460,280
4.400%, 4/1/21	650,000	674,437
2.625%, 6/1/22	1,750,000	1,717,295
2.700%, 4/1/23	800,000	780,557
3.750%, 2/15/24	1,000,000	1,020,457
3.350%, 9/15/25	490,000	482,172
3.000%, 4/1/26	750,000	716,886
2.125%, 9/15/26	625,000	556,139
2.800%, 9/14/27 (x)	750,000	695,745
Lowe’s Cos., Inc.
4.625%, 4/15/20	1,089,000	1,122,370
3.120%, 4/15/22	750,000	748,382
3.875%, 9/15/23	1,000,000	1,028,366
3.125%, 9/15/24	500,000	486,276
3.375%, 9/15/25	510,000	499,813
2.500%, 4/15/26	750,000	687,657
3.100%, 5/3/27	750,000	709,726
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	295,452
4.625%, 9/15/21	300,000	310,921
3.800%, 9/1/22	300,000	303,080
3.850%, 6/15/23	250,000	251,479
3.550%, 3/15/26	500,000	476,017
4.350%, 6/1/28	800,000	795,229
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	744,542
2.500%, 5/15/23	450,000	432,290
2.250%, 9/15/26	500,000	445,972

		24,156,713

Textiles, Apparel & Luxury Goods (0.1%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	587,904
3.700%, 4/1/27	600,000	589,515
NIKE, Inc.
2.250%, 5/1/23	450,000	428,857
2.375%, 11/1/26	1,000,000	910,771
Ralph Lauren Corp.
2.625%, 8/18/20	400,000	396,291
Tapestry, Inc.
3.000%, 7/15/22	500,000	483,528
4.250%, 4/1/25	500,000	494,351

		3,891,217

Total Consumer Discretionary		162,064,519

Consumer Staples (2.4%)
Beverages (0.9%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	6,125,000	6,045,965
2.625%, 1/17/23	2,356,000	2,264,659
3.300%, 2/1/23	3,975,000	3,932,051
3.700%, 2/1/24	2,500,000	2,501,540
3.650%, 2/1/26	9,000,000	8,802,744
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21	1,158,000	1,192,445
3.750%, 1/15/22	2,000,000	2,026,839
2.500%, 7/15/22	1,300,000	1,256,231
3.500%, 1/12/24	675,000	668,854
4.000%, 4/13/28	1,345,000	1,340,351
Beam Suntory, Inc. 3.250%, 5/15/22	250,000	246,654
Brown-Forman Corp. 3.500%, 4/15/25	210,000	208,562
Coca-Cola Bottling Co. Consolidated 3.800%, 11/25/25	250,000	245,197
Coca-Cola Co. (The)
1.875%, 10/27/20	750,000	733,138
2.450%, 11/1/20	1,000,000	990,217
3.150%, 11/15/20	1,001,000	1,006,652
1.550%, 9/1/21	750,000	716,012
3.300%, 9/1/21 (x)	1,000,000	1,007,085
2.200%, 5/25/22	355,000	344,146
2.500%, 4/1/23	1,000,000	968,253
3.200%, 11/1/23	2,650,000	2,635,533
2.875%, 10/27/25	850,000	813,032
2.550%, 6/1/26	500,000	464,074
2.250%, 9/1/26	1,000,000	906,320
2.900%, 5/25/27	500,000	475,036
Coca-Cola Femsa SAB de CV 3.875%, 11/26/23	500,000	499,075
Constellation Brands, Inc.
2.000%, 11/7/19	400,000	394,272
3.875%, 11/15/19	315,000	318,189
2.250%, 11/6/20	500,000	488,062
3.750%, 5/1/21	395,000	398,698
2.700%, 5/9/22	225,000	217,674
2.650%, 11/7/22	500,000	478,053
3.200%, 2/15/23	1,000,000	973,175
4.250%, 5/1/23	1,470,000	1,492,941
3.700%, 12/6/26	750,000	723,713
3.500%, 5/9/27	300,000	284,137
3.600%, 2/15/28	1,000,000	946,704
Diageo Capital plc
3.000%, 5/18/20	415,000	414,850
2.625%, 4/29/23	1,500,000	1,449,278
3.500%, 9/18/23	465,000	467,232
3.875%, 5/18/28	400,000	403,632
Diageo Investment Corp. 2.875%, 5/11/22	1,000,000	983,898
Dr Pepper Snapple Group, Inc.
3.130%, 12/15/23	500,000	477,951
3.400%, 11/15/25	1,250,000	1,183,735
2.550%, 9/15/26	200,000	174,576
Fomento Economico Mexicano SAB de CV 2.875%, 5/10/23	150,000	143,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Maple Escrow Subsidiary, Inc.
3.551%, 5/25/21§	$1,000,000	$1,000,160
4.057%, 5/25/23§	750,000	751,350
4.417%, 5/25/25§	1,100,000	1,104,416
4.597%, 5/25/28 (x)§	1,000,000	1,004,152
Molson Coors Brewing Co.
1.450%, 7/15/19	405,000	399,057
2.250%, 3/15/20	400,000	393,250
2.100%, 7/15/21	500,000	479,376
3.500%, 5/1/22	500,000	498,197
3.000%, 7/15/26	680,000	616,507
PepsiCo, Inc.
1.350%, 10/4/19	545,000	536,471
4.500%, 1/15/20	2,700,000	2,771,338
2.150%, 10/14/20	750,000	737,323
3.125%, 11/1/20	250,000	251,112
2.000%, 4/15/21	750,000	730,177
1.700%, 10/6/21	1,250,000	1,197,682
2.750%, 3/5/22	1,750,000	1,728,710
2.250%, 5/2/22	750,000	726,518
3.100%, 7/17/22	750,000	748,462
2.750%, 3/1/23	1,000,000	977,155
3.600%, 3/1/24	1,000,000	1,008,120
3.500%, 7/17/25	750,000	746,234
2.850%, 2/24/26	300,000	285,299
2.375%, 10/6/26	670,000	611,584
3.000%, 10/15/27 (x)	750,000	713,175

		74,720,393

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
1.700%, 12/15/19	1,000,000	986,043
2.300%, 5/18/22	1,750,000	1,696,468
3.000%, 5/18/27	2,500,000	2,385,142
Kroger Co. (The)
1.500%, 9/30/19	380,000	372,527
6.150%, 1/15/20	1,602,000	1,672,678
3.300%, 1/15/21	100,000	99,852
2.600%, 2/1/21	250,000	245,312
2.950%, 11/1/21 (x)	960,000	943,741
3.400%, 4/15/22	350,000	347,792
3.850%, 8/1/23	1,250,000	1,255,045
4.000%, 2/1/24	190,000	190,019
2.650%, 10/15/26 (x)	600,000	531,334
Sysco Corp.
2.600%, 10/1/20	500,000	495,165
2.500%, 7/15/21	715,000	698,150
3.550%, 3/15/25	500,000	489,172
3.300%, 7/15/26	1,000,000	951,508
3.250%, 7/15/27	1,150,000	1,073,159
Walgreen Co. 3.100%, 9/15/22	1,281,000	1,254,466
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19	1,000,000	994,817
3.300%, 11/18/21	940,000	933,389
3.800%, 11/18/24	2,000,000	1,966,710
3.450%, 6/1/26	1,500,000	1,397,027
Walmart, Inc.
1.750%, 10/9/19	625,000	617,745
2.850%, 6/23/20	1,000,000	1,001,864
1.900%, 12/15/20 (x)	950,000	928,264
3.125%, 6/23/21 (x)	2,000,000	2,006,591
2.350%, 12/15/22	1,000,000	963,305
2.550%, 4/11/23	1,650,000	1,596,563
3.400%, 6/26/23	1,750,000	1,756,467
3.300%, 4/22/24	2,000,000	1,984,003
2.650%, 12/15/24	975,000	929,591
3.550%, 6/26/25	1,200,000	1,205,869
3.700%, 6/26/28	2,000,000	2,017,336

		35,987,114

Food Products (0.6%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21 (e)	250,000	258,471
2.500%, 8/11/26	500,000	458,865
Bunge Ltd. Finance Corp.
3.500%, 11/24/20 (x)	625,000	624,508
3.000%, 9/25/22	230,000	220,969
3.250%, 8/15/26	215,000	196,824
3.750%, 9/25/27	225,000	211,648
Campbell Soup Co.
3.300%, 3/15/21	665,000	660,544
4.250%, 4/15/21 (x)	100,000	101,775
2.500%, 8/2/22	363,000	343,353
3.650%, 3/15/23	1,000,000	980,753
3.950%, 3/15/25	750,000	722,498
3.300%, 3/19/25	450,000	419,603
4.150%, 3/15/28	1,000,000	952,808
Conagra Brands, Inc. 3.200%, 1/25/23	1,805,000	1,731,578
Flowers Foods, Inc. 3.500%, 10/1/26	535,000	505,717
General Mills, Inc.
2.200%, 10/21/19	1,000,000	988,253
3.200%, 4/16/21	165,000	164,014
3.150%, 12/15/21	1,000,000	987,704
2.600%, 10/12/22	500,000	477,660
3.700%, 10/17/23	480,000	474,674
4.000%, 4/17/25	500,000	491,404
4.200%, 4/17/28	375,000	366,313
Hershey Co. (The)
2.900%, 5/15/20	350,000	349,570
4.125%, 12/1/20	500,000	512,727
3.100%, 5/15/21	195,000	195,252
3.375%, 5/15/23	475,000	474,391
3.200%, 8/21/25	300,000	293,936
2.300%, 8/15/26	500,000	453,167
Ingredion, Inc.
4.625%, 11/1/20	269,000	276,159
3.200%, 10/1/26	200,000	188,520
JM Smucker Co. (The)
2.200%, 12/6/19	375,000	370,742
3.500%, 10/15/21	750,000	752,470
3.500%, 3/15/25	720,000	689,536
3.375%, 12/15/27	850,000	790,120
Kellogg Co.
4.150%, 11/15/19	500,000	507,428
4.000%, 12/15/20	542,000	552,707
3.250%, 5/14/21 (x)	270,000	270,129
3.125%, 5/17/22	500,000	491,759
2.650%, 12/1/23	1,100,000	1,039,183
3.400%, 11/15/27	650,000	601,198
4.300%, 5/15/28	500,000	490,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Kraft Heinz Foods Co.
5.375%, 2/10/20	$1,163,000	$1,204,032
2.800%, 7/2/20	900,000	892,471
3.375%, 6/15/21	135,000	135,209
3.500%, 6/6/22	1,700,000	1,680,907
3.500%, 7/15/22	900,000	888,881
4.000%, 6/15/23	1,000,000	996,525
3.950%, 7/15/25	1,100,000	1,068,186
3.000%, 6/1/26	1,925,000	1,731,824
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	482,364
3.150%, 8/15/24	500,000	477,669
3.400%, 8/15/27	750,000	708,603
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	824,192
3.000%, 11/15/20	310,000	308,465
4.125%, 11/15/25	610,000	624,473
Mondelez International, Inc.
3.000%, 5/7/20	500,000	498,112
3.625%, 5/7/23	750,000	746,812
4.125%, 5/7/28	750,000	744,078
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,742,241
2.250%, 8/23/21	165,000	158,716
4.500%, 6/15/22	1,375,000	1,414,686
3.550%, 6/2/27	975,000	922,508
Unilever Capital Corp.
1.800%, 5/5/20	488,000	478,258
2.100%, 7/30/20	400,000	393,033
4.250%, 2/10/21	350,000	360,616
2.750%, 3/22/21	500,000	496,121
1.375%, 7/28/21	295,000	280,079
2.200%, 5/5/22	1,000,000	958,445
3.125%, 3/22/23	750,000	744,814
2.600%, 5/5/24	750,000	716,157
3.375%, 3/22/25	500,000	495,947
3.100%, 7/30/25	300,000	291,775
2.000%, 7/28/26	250,000	221,653
2.900%, 5/5/27	1,000,000	944,555
3.500%, 3/22/28 (x)	750,000	747,985

		47,020,090

Household Products (0.2%)
Church & Dwight Co., Inc. 2.450%, 12/15/19	500,000	495,844
Clorox Co. (The) 3.800%, 11/15/21	500,000	508,284
3.050%, 9/15/22	610,000	602,037
3.500%, 12/15/24	500,000	495,119
3.100%, 10/1/27	500,000	469,673
3.900%, 5/15/28	500,000	494,585
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	973,978
2.250%, 11/15/22	300,000	289,604
2.100%, 5/1/23	1,000,000	951,540
3.250%, 3/15/24	500,000	499,685
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	290,590
2.750%, 2/15/26	250,000	235,336
Procter & Gamble Co. (The)
1.750%, 10/25/19	650,000	642,804
1.900%, 10/23/20	350,000	342,605
1.700%, 11/3/21	500,000	479,625
2.150%, 8/11/22	2,000,000	1,927,331
3.100%, 8/15/23	2,625,000	2,613,213
2.450%, 11/3/26 (x)	500,000	462,129
2.850%, 8/11/27 (x)	1,000,000	946,291

		13,720,273

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.800%, 2/7/20	355,000	349,282
1.700%, 5/10/21	300,000	289,156
3.150%, 3/15/27	500,000	480,776

		1,119,214

Tobacco (0.3%)
Altria Group, Inc.
9.250%, 8/6/19	1,437,000	1,533,996
2.625%, 1/14/20	1,500,000	1,490,849
4.750%, 5/5/21	950,000	985,379
2.850%, 8/9/22	1,700,000	1,658,216
2.950%, 5/2/23	156,000	151,331
2.625%, 9/16/26	430,000	392,261
BAT Capital Corp.
2.297%, 8/14/20§	1,250,000	1,222,197
2.764%, 8/15/22§	1,250,000	1,201,526
3.222%, 8/15/24§	2,250,000	2,130,452
3.557%, 8/15/27§	3,250,000	3,028,496
Philip Morris International, Inc.
1.875%, 11/1/19	400,000	394,764
2.000%, 2/21/20	500,000	491,920
4.500%, 3/26/20	1,000,000	1,024,118
4.125%, 5/17/21	300,000	306,617
2.625%, 2/18/22	375,000	364,908
2.375%, 8/17/22	1,000,000	957,504
2.500%, 8/22/22	1,000,000	961,752
2.500%, 11/2/22	600,000	575,296
2.625%, 3/6/23	1,150,000	1,102,929
2.125%, 5/10/23	625,000	583,939
3.600%, 11/15/23	600,000	596,924
3.250%, 11/10/24	500,000	484,648
3.375%, 8/11/25	250,000	243,255
3.125%, 8/17/27	1,000,000	947,952
Reynolds American, Inc.
6.875%, 5/1/20	1,266,000	1,342,951
3.250%, 6/12/20	162,000	161,611
4.000%, 6/12/22	600,000	603,522
4.850%, 9/15/23	1,500,000	1,558,636
4.450%, 6/12/25	2,035,000	2,042,404

		28,540,353

Total Consumer Staples		201,107,437

Energy (2.9%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.200%, 8/15/21	286,000	284,985
2.773%, 12/15/22	1,000,000	970,935
3.337%, 12/15/27	1,250,000	1,164,751
Halliburton Co.
3.250%, 11/15/21	350,000	349,927
3.500%, 8/1/23	800,000	786,307
3.800%, 11/15/25	1,562,000	1,550,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	$300,000	$309,288
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	649,030
Patterson-UTI Energy, Inc. 3.950%, 2/1/28§	500,000	468,214
Schlumberger Investment SA 3.650%, 12/1/23	1,500,000	1,505,406
TechnipFMC plc 3.450%, 10/1/22	400,000	386,313

		8,425,890

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.
4.850%, 3/15/21	475,000	489,212
3.450%, 7/15/24	800,000	767,332
5.550%, 3/15/26	1,250,000	1,340,125
Andeavor
5.125%, 12/15/26	2,000,000	2,077,789
3.800%, 4/1/28	300,000	283,458
Andeavor Logistics LP 3.500%, 12/1/22	865,000	845,279
Apache Corp.
3.625%, 2/1/21	1,000,000	1,001,368
3.250%, 4/15/22	362,000	355,528
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	760,194
4.950%, 12/15/24	500,000	509,503
5.950%, 6/1/26	250,000	268,462
BP Capital Markets plc
1.768%, 9/19/19	340,000	335,652
2.521%, 1/15/20	880,000	874,506
2.315%, 2/13/20	1,000,000	989,821
4.500%, 10/1/20	1,637,000	1,686,051
4.742%, 3/11/21	1,000,000	1,042,480
2.112%, 9/16/21	650,000	627,703
3.561%, 11/1/21	1,500,000	1,514,296
3.245%, 5/6/22	1,375,000	1,370,094
2.520%, 9/19/22	500,000	482,764
2.500%, 11/6/22	1,500,000	1,443,959
2.750%, 5/10/23	1,000,000	965,803
3.994%, 9/26/23	500,000	512,522
3.216%, 11/28/23	500,000	490,988
3.814%, 2/10/24	1,150,000	1,161,308
3.224%, 4/14/24	1,500,000	1,467,167
3.535%, 11/4/24	1,150,000	1,142,768
3.119%, 5/4/26	500,000	478,425
3.279%, 9/19/27	3,250,000	3,130,021
Buckeye Partners LP 4.875%, 2/1/21	1,420,000	1,445,357
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,371,731
3.800%, 4/15/24	64,000	63,285
3.850%, 6/1/27	1,300,000	1,267,399
Cenovus Energy, Inc.
5.700%, 10/15/19	1,060,000	1,087,825
3.000%, 8/15/22	765,000	731,854
4.250%, 4/15/27 (x)	1,250,000	1,201,875
Chevron Corp.
2.193%, 11/15/19	715,000	710,727
1.961%, 3/3/20	1,500,000	1,480,354
2.427%, 6/24/20	2,250,000	2,230,196
2.419%, 11/17/20	750,000	741,620
2.100%, 5/16/21	1,500,000	1,465,418
2.411%, 3/3/22	500,000	487,198
2.355%, 12/5/22	1,800,000	1,718,887
2.566%, 5/16/23	1,250,000	1,207,189
3.191%, 6/24/23	1,425,000	1,417,110
3.326%, 11/17/25	1,000,000	990,363
2.954%, 5/16/26	1,500,000	1,439,074
Cimarex Energy Co. 4.375%, 6/1/24	1,000,000	1,012,168
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	2,450,000	2,361,188
CNOOC Finance 2015 Australia Pty. Ltd.
2.625%, 5/5/20	1,000,000	985,000
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	199,500
3.500%, 5/5/25	1,600,000	1,542,000
4.375%, 5/2/28	200,000	201,000
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,110,730
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	250,000	248,935
4.500%, 6/1/25	400,000	400,476
Concho Resources, Inc.
4.375%, 1/15/25	750,000	749,120
3.750%, 10/1/27	750,000	719,062
ConocoPhillips Co. 4.950%, 3/15/26	750,000	813,486
Continental Resources, Inc.
5.000%, 9/15/22	1,560,000	1,580,280
4.500%, 4/15/23	1,165,000	1,181,660
3.800%, 6/1/24	785,000	766,003
4.375%, 1/15/28	790,000	783,680
Devon Energy Corp.
4.000%, 7/15/21	837,000	848,501
3.250%, 5/15/22	750,000	737,475
5.850%, 12/15/25	500,000	552,715
Ecopetrol SA
7.625%, 7/23/19 (x)	1,859,000	1,940,331
5.875%, 9/18/23	1,000,000	1,061,500
4.125%, 1/16/25	1,000,000	962,500
Enable Midstream Partners LP
3.900%, 5/15/24 (e)	750,000	722,888
4.950%, 5/15/28	300,000	291,664
Enbridge Energy Partners LP
5.200%, 3/15/20	1,081,000	1,110,828
4.200%, 9/15/21	500,000	504,385
Enbridge, Inc.
2.900%, 7/15/22	500,000	483,216
3.500%, 6/10/24	1,000,000	972,061
4.250%, 12/1/26	500,000	495,533
3.700%, 7/15/27	1,250,000	1,188,557
Encana Corp. 3.900%, 11/15/21	500,000	503,125
Energy Transfer Partners LP
4.150%, 10/1/20	800,000	810,164
4.650%, 6/1/21	1,500,000	1,539,860
5.200%, 2/1/22	1,000,000	1,038,694
3.600%, 2/1/23	1,150,000	1,123,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 9/15/23	$250,000	$249,838
4.050%, 3/15/25	2,000,000	1,933,602
4.750%, 1/15/26	1,250,000	1,241,496
4.950%, 6/15/28	375,000	374,793
EnLink Midstream Partners LP 4.850%, 7/15/26	450,000	425,777
Enterprise Products Operating LLC
2.550%, 10/15/19	750,000	745,068
5.250%, 1/31/20	200,000	206,422
5.200%, 9/1/20	1,500,000	1,560,248
2.800%, 2/15/21	500,000	493,991
2.850%, 4/15/21	1,055,000	1,042,564
4.050%, 2/15/22	500,000	508,736
3.350%, 3/15/23	1,356,000	1,336,073
3.750%, 2/15/25	1,415,000	1,404,553
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78 (k)	500,000	457,500
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77 (k)	750,000	701,250
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77 (k)	750,000	697,500
EOG Resources, Inc.
4.100%, 2/1/21	1,625,000	1,650,987
3.150%, 4/1/25	2,000,000	1,932,154
4.150%, 1/15/26	500,000	511,467
EQT Corp.
2.500%, 10/1/20	280,000	272,941
4.875%, 11/15/21	156,000	160,724
3.000%, 10/1/22	465,000	445,076
3.900%, 10/1/27	1,500,000	1,399,347
EQT Midstream Partners LP
4.750%, 7/15/23	750,000	746,400
4.000%, 8/1/24	415,000	393,991
Equinor ASA
2.250%, 11/8/19	1,000,000	993,767
2.900%, 11/8/20	1,170,000	1,166,894
2.750%, 11/10/21	1,000,000	986,284
3.150%, 1/23/22	1,000,000	998,140
2.450%, 1/17/23	500,000	480,636
2.650%, 1/15/24	500,000	479,245
3.700%, 3/1/24	1,000,000	1,010,143
3.250%, 11/10/24	600,000	592,247
Exxon Mobil Corp.
1.912%, 3/6/20	1,000,000	987,576
2.222%, 3/1/21	1,480,000	1,441,979
2.397%, 3/6/22	250,000	243,987
2.726%, 3/1/23	1,680,000	1,646,425
3.176%, 3/15/24	2,000,000	1,986,979
2.709%, 3/6/25	1,000,000	958,480
3.043%, 3/1/26	2,025,000	1,972,674
HollyFrontier Corp. 5.875%, 4/1/26	250,000	268,938
Husky Energy, Inc.
7.250%, 12/15/19	295,000	311,446
3.950%, 4/15/22	2,000,000	2,018,021
4.000%, 4/15/24	125,000	124,500
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	1,061,000	1,117,144
6.500%, 4/1/20	375,000	393,864
5.300%, 9/15/20	202,000	209,351
3.500%, 3/1/21	2,040,000	2,032,651
5.800%, 3/1/21 (x)	1,000,000	1,054,214
4.150%, 3/1/22	500,000	504,872
3.950%, 9/1/22	3,750,000	3,748,180
3.450%, 2/15/23	500,000	481,407
3.500%, 9/1/23	100,000	97,141
4.250%, 9/1/24	750,000	749,641
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	720,885
4.300%, 3/1/28	1,250,000	1,214,109
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	297,447
4.250%, 2/1/21	624,000	636,426
5.000%, 3/1/26	250,000	264,016
Marathon Oil Corp.
2.700%, 6/1/20	750,000	739,219
2.800%, 11/1/22	875,000	839,640
3.850%, 6/1/25	750,000	736,275
4.400%, 7/15/27	750,000	752,700
Marathon Petroleum Corp.
3.400%, 12/15/20	1,000,000	1,001,947
5.125%, 3/1/21	391,000	407,599
MPLX LP
3.375%, 3/15/23	500,000	488,369
4.875%, 12/1/24	1,000,000	1,029,049
4.000%, 2/15/25	300,000	294,251
4.875%, 6/1/25	1,500,000	1,543,304
4.125%, 3/1/27	2,085,000	2,001,153
Nexen Energy ULC
6.200%, 7/30/19	500,000	515,000
Noble Energy, Inc.
4.150%, 12/15/21	156,000	158,512
3.900%, 11/15/24	1,500,000	1,477,641
Occidental Petroleum Corp.
3.125%, 2/15/22	1,500,000	1,491,968
2.600%, 4/15/22	900,000	877,144
2.700%, 2/15/23	1,156,000	1,122,153
3.400%, 4/15/26	355,000	345,994
Series 1 4.100%, 2/1/21	1,000,000	1,025,202
ONEOK Partners LP
3.375%, 10/1/22	150,000	148,175
5.000%, 9/15/23	1,000,000	1,036,106
ONEOK, Inc.
4.000%, 7/13/27	225,000	218,332
4.550%, 7/15/28	2,000,000	2,011,922
Petroleos Mexicanos
6.000%, 3/5/20	2,323,000	2,398,498
3.500%, 7/23/20 (x)	2,000,000	1,992,000
6.375%, 2/4/21	1,000,000	1,052,500
4.875%, 1/24/22	1,500,000	1,513,200
5.375%, 3/13/22	500,000	511,750
3.500%, 1/30/23	2,381,000	2,254,021
4.625%, 9/21/23	1,300,000	1,275,300
4.875%, 1/18/24	2,000,000	1,964,340
2.378%, 4/15/25	756,000	738,536
2.460%, 12/15/25	750,000	752,298
4.500%, 1/23/26 (x)	2,000,000	1,865,000
6.875%, 8/4/26	1,000,000	1,051,000
6.500%, 3/13/27	4,500,000	4,614,390
5.350%, 2/12/28§	715,000	672,565
Phillips 66
4.300%, 4/1/22	2,250,000	2,317,709
3.900%, 3/15/28	500,000	488,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Phillips 66 Partners LP
3.605%, 2/15/25	$1,000,000	$961,113
3.550%, 10/1/26	300,000	281,824
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	265,721
3.450%, 1/15/21	500,000	501,538
4.450%, 1/15/26	1,250,000	1,287,351
Plains All American Pipeline LP
2.600%, 12/15/19	1,575,000	1,559,250
5.000%, 2/1/21 (x)	1,000,000	1,026,790
3.850%, 10/15/23	250,000	243,991
3.600%, 11/1/24	1,250,000	1,183,237
4.500%, 12/15/26	500,000	490,555
Sabine Pass Liquefaction LLC
5.625%, 2/1/21 (e)	3,615,000	3,781,524
5.750%, 5/15/24	2,215,000	2,362,050
5.625%, 3/1/25	2,215,000	2,355,508
5.000%, 3/15/27	3,000,000	3,054,320
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	954,873
3.375%, 10/15/26	315,000	292,875
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	254,117
3.450%, 1/15/23	750,000	729,205
4.250%, 4/1/24	1,000,000	979,832
5.950%, 12/1/25	250,000	266,886
3.900%, 7/15/26	500,000	467,283
TC PipeLines LP
4.375%, 3/13/25	1,000,000	987,091
3.900%, 5/25/27	200,000	187,849
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	966,033
Total Capital International SA
2.875%, 2/17/22	250,000	247,299
2.700%, 1/25/23	1,187,000	1,151,890
3.750%, 4/10/24	2,000,000	2,014,250
Total Capital SA
4.450%, 6/24/20	825,000	848,223
4.125%, 1/28/21	1,100,000	1,128,662
4.250%, 12/15/21	500,000	518,021
TransCanada PipeLines Ltd.
2.125%, 11/15/19	250,000	247,160
3.800%, 10/1/20	1,298,000	1,313,409
2.500%, 8/1/22	850,000	815,879
4.875%, 1/15/26	550,000	577,501
4.250%, 5/15/28	1,250,000	1,255,585
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28§	500,000	488,828
Valero Energy Corp.
6.125%, 2/1/20	1,154,000	1,204,705
3.650%, 3/15/25	600,000	584,293
3.400%, 9/15/26	350,000	333,447
4.350%, 6/1/28	350,000	349,872
Valero Energy Partners LP
4.375%, 12/15/26	215,000	211,866
4.500%, 3/15/28	500,000	492,078
Western Gas Partners LP
4.000%, 7/1/22	500,000	494,977
3.950%, 6/1/25	1,400,000	1,329,552
4.650%, 7/1/26	250,000	245,032
Williams Partners LP
5.250%, 3/15/20	1,000,000	1,030,779
4.125%, 11/15/20	250,000	253,188
4.000%, 11/15/21	750,000	756,750
3.600%, 3/15/22	1,500,000	1,489,729
3.350%, 8/15/22	1,200,000	1,173,775
4.500%, 11/15/23	1,000,000	1,015,187
4.300%, 3/4/24	3,000,000	3,004,252
4.000%, 9/15/25	2,500,000	2,446,287
3.750%, 6/15/27	500,000	471,450

		232,753,600

Total Energy		241,179,490

Financials (14.3%)
Banks (8.5%)
Agricultural Bank of China Ltd.
2.750%, 5/21/20	500,000	493,210
Australia & New Zealand Banking Group Ltd.
1.600%, 7/15/19	460,000	455,247
2.050%, 9/23/19	1,000,000	988,187
2.125%, 8/19/20	750,000	731,925
2.250%, 11/9/20	500,000	488,011
2.700%, 11/16/20	500,000	492,652
3.300%, 5/17/21	500,000	498,189
2.300%, 6/1/21	1,650,000	1,603,816
2.550%, 11/23/21	1,250,000	1,212,079
2.625%, 5/19/22	750,000	724,898
2.625%, 11/9/22	500,000	481,035
3.700%, 11/16/25	1,000,000	995,827
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	988,846
Banco Santander SA
3.500%, 4/11/22	1,000,000	975,081
3.125%, 2/23/23	570,000	539,704
3.848%, 4/12/23	1,200,000	1,171,532
5.179%, 11/19/25	1,000,000	1,006,849
4.250%, 4/11/27	1,000,000	951,658
4.379%, 4/12/28	1,200,000	1,148,813
Bancolombia SA
5.950%, 6/3/21	500,000	526,275
Bank of America Corp.
2.151%, 11/9/20	2,000,000	1,951,361
2.625%, 4/19/21	1,475,000	1,449,060
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21 (k)	1,150,000	1,124,174
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22 (k)	3,250,000	3,190,520
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22 (k)	1,150,000	1,149,312
2.503%, 10/21/22	4,250,000	4,068,877
3.300%, 1/11/23	4,300,000	4,228,959
4.100%, 7/24/23	2,000,000	2,031,899
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)	10,430,000	10,099,368
4.125%, 1/22/24	1,200,000	1,218,985
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)	2,000,000	1,977,282
4.000%, 4/1/24	5,000,000	5,044,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 8/26/24	$625,000	$627,665
4.000%, 1/22/25	1,000,000	990,340
3.875%, 8/1/25	2,000,000	1,995,457
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)	1,150,000	1,105,482
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)	4,750,000	4,559,369
4.450%, 3/3/26	655,000	655,296
3.500%, 4/19/26	3,000,000	2,902,783
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	1,000,000	975,183
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	1,500,000	1,444,364
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28 (k)	5,000,000	4,775,992
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	4,450,000	4,191,814
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	2,000,000	1,969,712
Series L 2.250%, 4/21/20	2,050,000	2,021,264
3.950%, 4/21/25	2,450,000	2,403,351
Bank of Montreal
1.500%, 7/18/19	750,000	740,049
1.750%, 9/11/19	500,000	493,727
2.100%, 12/12/19	1,500,000	1,483,433
2.100%, 6/15/20	1,150,000	1,130,817
1.900%, 8/27/21	2,000,000	1,914,333
2.350%, 9/11/22	500,000	478,019
2.550%, 11/6/22	1,300,000	1,250,978
Series D 3.100%, 4/13/21	450,000	448,154
Bank of Nova Scotia (The)
2.350%, 10/21/20	1,250,000	1,225,980
2.500%, 1/8/21	750,000	738,237
4.375%, 1/13/21	1,150,000	1,180,507
2.450%, 3/22/21	750,000	733,080
3.125%, 4/20/21	750,000	745,797
2.800%, 7/21/21	1,000,000	982,572
2.700%, 3/7/22	250,000	242,172
2.450%, 9/19/22	3,050,000	2,908,509
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,318,004
2.650%, 1/11/21	3,420,000	3,344,456
Barclays plc
2.750%, 11/8/19	2,250,000	2,235,144
2.875%, 6/8/20	2,500,000	2,470,551
3.250%, 1/12/21	500,000	494,114
3.200%, 8/10/21	750,000	733,495
3.684%, 1/10/23	560,000	544,485
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)	1,000,000	987,697
3.650%, 3/16/25	1,750,000	1,641,197
4.375%, 1/12/26	1,500,000	1,462,243
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	989,976
BB&T Corp.
5.250%, 11/1/19	460,000	472,577
2.625%, 6/29/20	1,000,000	991,522
2.150%, 2/1/21	650,000	632,975
2.050%, 5/10/21	2,000,000	1,932,324
3.200%, 9/3/21	500,000	498,399
3.950%, 3/22/22	250,000	254,370
2.750%, 4/1/22	1,000,000	975,645
2.850%, 10/26/24	500,000	473,881
3.700%, 6/5/25	750,000	746,486
BNP Paribas
3.250%, 3/3/23	650,000	641,995
BNP Paribas SA
5.000%, 1/15/21	2,000,000	2,078,893
4.250%, 10/15/24	1,000,000	988,075
Branch Banking & Trust Co.
2.100%, 1/15/20	1,000,000	985,391
2.250%, 6/1/20	400,000	393,229
2.625%, 1/15/22	1,250,000	1,225,109
3.625%, 9/16/25	2,000,000	1,969,914
3.800%, 10/30/26	300,000	299,671
Canadian Imperial Bank of Commerce
1.600%, 9/6/19	2,150,000	2,121,150
2.100%, 10/5/20	500,000	487,281
2.700%, 2/2/21	625,000	614,997
2.550%, 6/16/22	1,000,000	966,274
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	975,087
Capital One NA
2.350%, 1/31/20	2,750,000	2,711,503
2.950%, 7/23/21	1,000,000	982,852
2.250%, 9/13/21	2,000,000	1,920,580
2.650%, 8/8/22	750,000	720,357
Citibank NA
1.850%, 9/18/19	1,250,000	1,235,116
2.100%, 6/12/20	1,500,000	1,469,240
2.125%, 10/20/20	2,000,000	1,948,282
2.850%, 2/12/21	1,750,000	1,734,645
Citigroup, Inc.
2.450%, 1/10/20	2,000,000	1,977,549
2.400%, 2/18/20	2,000,000	1,974,240
2.650%, 10/26/20	4,250,000	4,183,882
2.700%, 3/30/21	1,150,000	1,128,158
2.350%, 8/2/21	1,000,000	966,400
2.900%, 12/8/21	2,000,000	1,954,399
4.500%, 1/14/22	200,000	204,002
2.750%, 4/25/22	1,275,000	1,234,054
4.050%, 7/30/22	150,000	150,800
2.700%, 10/27/22	2,500,000	2,400,478
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23 (k)	6,285,000	6,162,280
3.375%, 3/1/23	1,150,000	1,131,626
3.500%, 5/15/23	1,000,000	979,647
3.875%, 10/25/23	1,550,000	1,552,265
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24 (k)	1,150,000	1,151,819
3.750%, 6/16/24	500,000	493,049
4.000%, 8/5/24	2,500,000	2,459,031
3.875%, 3/26/25	500,000	483,904
3.300%, 4/27/25	3,000,000	2,877,034
4.400%, 6/10/25	650,000	647,294
3.700%, 1/12/26	3,000,000	2,912,520
4.600%, 3/9/26	595,000	592,858
3.400%, 5/1/26	2,500,000	2,373,705
3.200%, 10/21/26	3,250,000	3,016,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 9/29/27	$1,250,000	$1,226,794
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	3,000,000	2,855,042
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	2,500,000	2,348,192
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	2,000,000	1,961,034
Citizens Bank NA
2.450%, 12/4/19	750,000	742,571
2.250%, 3/2/20	765,000	752,097
2.200%, 5/26/20	895,000	875,436
2.250%, 10/30/20	650,000	632,352
2.550%, 5/13/21	610,000	593,687
2.650%, 5/26/22	505,000	487,026
3.700%, 3/29/23	500,000	498,785
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	343,448
4.300%, 12/3/25	750,000	745,948
Comerica Bank
2.500%, 6/2/20	1,250,000	1,233,432
4.000%, 7/27/25	250,000	247,345
Commonwealth Bank of Australia
2.300%, 9/6/19	1,000,000	992,342
2.300%, 3/12/20	1,000,000	985,725
2.400%, 11/2/20	1,000,000	978,491
2.550%, 3/15/21	900,000	879,303
Compass Bank
3.500%, 6/11/21	530,000	529,506
2.875%, 6/29/22	750,000	726,370
3.875%, 4/10/25	1,000,000	966,453
Cooperatieve Rabobank UA
1.375%, 8/9/19	2,000,000	1,965,749
2.250%, 1/14/20	1,000,000	987,311
4.500%, 1/11/21	1,500,000	1,543,517
2.500%, 1/19/21	1,100,000	1,078,558
3.125%, 4/26/21	575,000	572,355
2.750%, 1/10/22	595,000	580,255
3.875%, 2/8/22	2,812,000	2,845,281
3.950%, 11/9/22	1,000,000	990,378
2.750%, 1/10/23	1,750,000	1,688,024
4.625%, 12/1/23	1,000,000	1,006,720
3.375%, 5/21/25	1,000,000	976,335
4.375%, 8/4/25	500,000	490,771
3.750%, 7/21/26	815,000	762,877
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	494,493
3.125%, 12/10/20	1,250,000	1,238,228
3.450%, 4/16/21	2,000,000	1,992,286
3.800%, 9/15/22	2,500,000	2,485,970
3.800%, 6/9/23	1,000,000	986,786
3.750%, 3/26/25	750,000	718,772
4.550%, 4/17/26	2,000,000	2,002,525
Discover Bank
7.000%, 4/15/20	1,200,000	1,267,500
3.100%, 6/4/20	500,000	497,532
3.200%, 8/9/21	350,000	345,615
3.350%, 2/6/23	250,000	243,749
4.200%, 8/8/23	550,000	555,712
3.450%, 7/27/26	840,000	779,316
Fifth Third Bancorp
2.875%, 7/27/20	1,000,000	994,534
2.600%, 6/15/22	800,000	774,274
4.300%, 1/16/24	700,000	710,144
3.950%, 3/14/28	750,000	740,953
Fifth Third Bank
1.625%, 9/27/19	690,000	679,402
2.200%, 10/30/20	370,000	362,128
2.250%, 6/14/21	750,000	730,763
3.850%, 3/15/26	600,000	590,986
First Republic Bank
2.500%, 6/6/22	500,000	483,049
HSBC Bank USA NA
4.875%, 8/24/20	1,000,000	1,032,936
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,246,170
5.100%, 4/5/21	2,700,000	2,814,475
2.950%, 5/25/21	1,750,000	1,723,938
2.650%, 1/5/22	2,500,000	2,418,847
4.875%, 1/14/22	750,000	781,900
4.000%, 3/30/22	1,650,000	1,666,762
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	1,500,000	1,467,283
3.600%, 5/25/23	1,500,000	1,485,197
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23 (k)	300,000	292,403
4.250%, 3/14/24	1,700,000	1,690,385
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24 (k)	970,000	965,379
4.250%, 8/18/25	1,600,000	1,565,700
4.300%, 3/8/26	2,500,000	2,509,901
3.900%, 5/25/26	1,140,000	1,112,688
4.375%, 11/23/26	1,815,000	1,783,770
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28 (k)	1,250,000	1,216,677
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	1,120,000	1,131,619
Huntington Bancshares, Inc.
7.000%, 12/15/20 (x)	80,000	86,286
2.300%, 1/14/22	2,800,000	2,689,600
4.000%, 5/15/25	350,000	351,137
Huntington National Bank (The)
2.375%, 3/10/20	345,000	340,351
3.250%, 5/14/21	350,000	349,034
2.500%, 8/7/22	750,000	727,793
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	700,000	697,773
2.905%, 11/13/20	750,000	737,114
2.635%, 5/26/21 (x)	350,000	340,121
2.452%, 10/20/21	1,150,000	1,106,484
2.957%, 11/8/22	500,000	484,375
3.538%, 11/8/27	500,000	473,125
ING Groep NV
3.150%, 3/29/22	1,250,000	1,225,465
3.950%, 3/29/27	1,250,000	1,216,546
Intesa Sanpaolo SpA
5.250%, 1/12/24	1,500,000	1,467,483
JPMorgan Chase & Co.
4.950%, 3/25/20	500,000	514,214
2.750%, 6/23/20	1,250,000	1,238,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.400%, 7/22/20	$3,230,000	$3,303,957
4.250%, 10/15/20	874,000	893,449
2.550%, 10/29/20	3,385,000	3,329,717
2.550%, 3/1/21	1,000,000	980,195
4.625%, 5/10/21	2,000,000	2,067,631
2.400%, 6/7/21	1,250,000	1,217,875
4.350%, 8/15/21	300,000	308,353
4.500%, 1/24/22	2,000,000	2,069,984
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22 (k)	1,250,000	1,250,962
3.250%, 9/23/22	2,849,000	2,821,229
2.972%, 1/15/23	3,250,000	3,164,622
3.200%, 1/25/23	4,369,000	4,286,481
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23 (k)	2,062,000	1,996,679
3.375%, 5/1/23	2,075,000	2,027,376
2.700%, 5/18/23	2,000,000	1,914,634
3.875%, 2/1/24	3,000,000	3,019,069
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24 (k)	1,125,000	1,113,995
3.625%, 5/13/24	3,000,000	2,977,092
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	2,365,000	2,283,624
3.900%, 7/15/25	3,000,000	2,990,728
3.300%, 4/1/26	2,000,000	1,912,653
3.200%, 6/15/26	1,750,000	1,658,781
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	2,750,000	2,633,832
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	10,750,000	10,200,361
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	1,500,000	1,477,164
KeyBank NA
1.600%, 8/22/19	325,000	320,356
2.250%, 3/16/20	750,000	740,285
3.350%, 6/15/21	250,000	250,314
2.500%, 11/22/21	250,000	243,867
2.400%, 6/9/22	635,000	609,068
2.300%, 9/14/22	1,500,000	1,428,249
3.375%, 3/7/23	500,000	495,576
3.300%, 6/1/25	250,000	242,469
3.400%, 5/20/26	1,000,000	949,927
KeyCorp
2.900%, 9/15/20	1,175,000	1,165,940
5.100%, 3/24/21	1,375,000	1,436,467
Korea Development Bank (The)
2.500%, 3/11/20	1,000,000	985,805
2.250%, 5/18/20	1,000,000	979,438
4.625%, 11/16/21	250,000	258,052
2.625%, 2/27/22	2,000,000	1,935,406
3.000%, 9/14/22	1,000,000	976,559
3.375%, 3/12/23	500,000	492,491
2.750%, 3/19/23	500,000	478,868
3.750%, 1/22/24	500,000	499,346
Kreditanstalt fuer Wiederaufbau
1.000%, 7/15/19	3,000,000	2,953,421
1.250%, 9/30/19	3,000,000	2,951,692
1.750%, 10/15/19	2,500,000	2,474,085
4.000%, 1/27/20	8,539,000	8,714,720
1.750%, 3/31/20	3,000,000	2,952,040
1.500%, 4/20/20	4,000,000	3,916,010
1.875%, 6/30/20	3,000,000	2,949,087
2.750%, 7/15/20	1,995,000	1,994,549
2.750%, 9/8/20	2,436,000	2,434,794
2.750%, 10/1/20	3,150,000	3,147,991
1.875%, 11/30/20	1,500,000	1,468,018
1.875%, 12/15/20	2,250,000	2,201,374
1.625%, 3/15/21	4,000,000	3,876,658
2.625%, 4/12/21	2,400,000	2,387,304
1.500%, 6/15/21 (x)	4,000,000	3,848,339
2.375%, 8/25/21	1,500,000	1,478,086
1.750%, 9/15/21	3,950,000	3,815,973
2.000%, 11/30/21	2,000,000	1,943,795
2.625%, 1/25/22	3,000,000	2,969,388
2.125%, 3/7/22	3,500,000	3,408,028
2.125%, 6/15/22 (x)	3,000,000	2,913,801
2.000%, 10/4/22	2,312,000	2,227,621
2.375%, 12/29/22	4,015,000	3,921,815
2.125%, 1/17/23	3,350,000	3,235,560
2.500%, 11/20/24	5,000,000	4,829,505
2.000%, 5/2/25 (x)	3,000,000	2,809,556
2.875%, 4/3/28 (x)	1,750,000	1,720,885
Landwirtschaftliche Rentenbank
2.000%, 1/13/25	3,000,000	2,822,519
1.750%, 7/27/26	500,000	453,740
Series 29 1.375%, 10/23/19	829,000	816,246
Series 36 2.000%, 12/6/21	1,000,000	972,467
Series 37 2.500%, 11/15/27 (x)	2,000,000	1,908,190
Lloyds Bank plc
2.700%, 8/17/20	1,000,000	987,315
6.375%, 1/21/21	1,000,000	1,072,512
3.300%, 5/7/21	975,000	971,805
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	369,467
3.000%, 1/11/22	1,365,000	1,327,983
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23 (k)	1,750,000	1,665,779
4.450%, 5/8/25	575,000	578,250
4.582%, 12/10/25	1,000,000	977,532
4.650%, 3/24/26	1,750,000	1,718,985
3.750%, 1/11/27	1,385,000	1,305,122
4.375%, 3/22/28	1,350,000	1,330,120
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	1,750,000	1,616,953
Manufacturers & Traders Trust Co.
2.250%, 7/25/19	1,100,000	1,092,741
2.050%, 8/17/20	500,000	487,919
2.500%, 5/18/22	500,000	484,560
2.900%, 2/6/25	1,000,000	960,565
3.400%, 8/17/27	330,000	319,067
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,038,000	1,024,824
2.190%, 9/13/21	1,350,000	1,295,545
2.998%, 2/22/22	1,250,000	1,224,906
3.455%, 3/2/23	1,000,000	990,794
2.527%, 9/13/23	760,000	716,494
3.777%, 3/2/25	1,000,000	996,912
3.850%, 3/1/26	2,170,000	2,164,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.757%, 9/13/26	$1,250,000	$1,149,398
3.677%, 2/22/27 (x)	1,000,000	983,824
3.287%, 7/25/27	1,000,000	953,243
3.961%, 3/2/28 (x)	1,000,000	1,003,951
Mizuho Financial Group, Inc. 2.273%, 9/13/21	850,000	815,837
2.953%, 2/28/22	1,150,000	1,122,720
2.601%, 9/11/22	1,000,000	957,897
3.549%, 3/5/23	1,000,000	992,237
2.839%, 9/13/26	850,000	780,806
3.663%, 2/28/27	1,000,000	975,573
3.170%, 9/11/27	1,250,000	1,170,528
4.018%, 3/5/28	1,000,000	1,002,095
MUFG Americas Holdings Corp. 2.250%, 2/10/20	250,000	246,128
3.500%, 6/18/22	1,800,000	1,798,114
3.000%, 2/10/25	100,000	95,774
National Australia Bank Ltd. 1.375%, 7/12/19	1,000,000	984,518
2.250%, 1/10/20	1,000,000	987,545
2.125%, 5/22/20	1,000,000	980,238
2.500%, 1/12/21	500,000	489,750
2.625%, 1/14/21	750,000	736,661
1.875%, 7/12/21	1,000,000	954,807
3.375%, 9/20/21	500,000	498,195
2.800%, 1/10/22	1,000,000	975,890
2.500%, 5/22/22	1,000,000	957,558
3.000%, 1/20/23	1,350,000	1,313,293
2.875%, 4/12/23	750,000	724,132
3.625%, 6/20/23	500,000	498,579
3.375%, 1/14/26	750,000	724,263
2.500%, 7/12/26	1,500,000	1,347,728
National Bank of Canada 2.150%, 6/12/20	730,000	714,757
2.200%, 11/2/20	750,000	730,339
NatWest Markets plc
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23 (k)	2,000,000	1,936,239
3.875%, 9/12/23	800,000	777,066
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24 (k)	2,000,000	2,001,562
4.800%, 4/5/26	2,750,000	2,764,090
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	550,000	547,540
Oesterreichische Kontrollbank AG
1.750%, 1/24/20	700,000	690,071
2.375%, 10/1/21	1,500,000	1,475,841
2.875%, 3/13/23	750,000	746,151
People’s United Financial, Inc. 3.650%, 12/6/22	300,000	299,748
PNC Bank NA 1.450%, 7/29/19	445,000	438,678
2.000%, 5/19/20	750,000	734,676
2.300%, 6/1/20	500,000	492,252
2.600%, 7/21/20	750,000	741,841
2.450%, 11/5/20	815,000	801,712
2.500%, 1/22/21	2,500,000	2,458,405
2.150%, 4/29/21	1,250,000	1,214,504
2.550%, 12/9/21	1,050,000	1,025,301
2.625%, 2/17/22	1,250,000	1,221,391
2.950%, 1/30/23	250,000	243,034
3.500%, 6/8/23	335,000	335,347
3.800%, 7/25/23	1,000,000	1,003,061
3.300%, 10/30/24	1,000,000	981,127
2.950%, 2/23/25	250,000	239,207
3.250%, 6/1/25	500,000	485,506
3.100%, 10/25/27	500,000	473,216
3.250%, 1/22/28 (x)	2,000,000	1,912,293
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	981,000	1,012,163
4.375%, 8/11/20	1,839,000	1,882,434
2.854%, 11/9/22 (e)	2,000,000	1,948,949
3.900%, 4/29/24	500,000	501,008
3.150%, 5/19/27	750,000	711,396
Regions Bank 2.750%, 4/1/21	1,000,000	983,038
Regions Financial Corp. 3.200%, 2/8/21	675,000	672,153
2.750%, 8/14/22	650,000	627,292
Royal Bank of Canada 1.500%, 7/29/19	500,000	492,892
2.125%, 3/2/20	1,000,000	985,291
2.150%, 3/6/20	750,000	739,178
2.150%, 10/26/20	560,000	547,175
2.350%, 10/30/20	1,250,000	1,224,777
2.500%, 1/19/21	1,000,000	982,666
3.200%, 4/30/21	770,000	768,968
2.750%, 2/1/22	750,000	736,735
4.650%, 1/27/26	2,000,000	2,029,935
Santander Holdings USA, Inc.
3.700%, 3/28/22	1,590,000	1,563,992
3.400%, 1/18/23	750,000	721,080
4.500%, 7/17/25	1,500,000	1,471,991
4.400%, 7/13/27	485,000	464,263
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	739,594
3.125%, 1/8/21	1,000,000	991,890
2.875%, 8/5/21	1,250,000	1,214,487
3.571%, 1/10/23	520,000	504,354
(ICE LIBOR USD 3 Month + 1.08%), 3.373%, 1/5/24 (k)	1,000,000	962,686
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	688,300
Santander UK plc 2.350%, 9/10/19	670,000	664,707
2.375%, 3/16/20	1,000,000	984,648
2.125%, 11/3/20	495,000	481,308
2.500%, 1/5/21	1,000,000	978,519
3.400%, 6/1/21	750,000	749,595
4.000%, 3/13/24 (x)	1,000,000	1,006,367
Skandinaviska Enskilda Banken AB
1.500%, 9/13/19	600,000	589,472
2.300%, 3/11/20	750,000	739,701
2.625%, 3/15/21	1,000,000	981,454
1.875%, 9/13/21	800,000	762,977
2.800%, 3/11/22	750,000	732,863
Sumitomo Mitsui Banking Corp. 2.250%, 7/11/19	750,000	744,709
2.092%, 10/18/19	750,000	739,664
2.450%, 1/16/20	500,000	494,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.514%, 1/17/20	$750,000	$741,855
2.650%, 7/23/20	750,000	739,752
2.450%, 10/20/20	800,000	783,638
3.200%, 7/18/22	750,000	738,953
3.000%, 1/18/23	1,000,000	974,069
3.950%, 1/10/24	2,250,000	2,277,291
3.400%, 7/11/24	1,000,000	981,493
3.650%, 7/23/25	750,000	743,933
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,233,661
2.442%, 10/19/21	1,000,000	966,371
2.846%, 1/11/22	1,500,000	1,462,880
2.778%, 10/18/22	750,000	725,355
3.102%, 1/17/23	1,250,000	1,222,900
3.784%, 3/9/26	1,250,000	1,242,259
3.010%, 10/19/26	1,000,000	936,386
3.446%, 1/11/27 (x)	1,700,000	1,642,371
3.364%, 7/12/27	750,000	720,292
3.352%, 10/18/27 (x)	750,000	716,646
3.544%, 1/17/28	2,000,000	1,938,836
SunTrust Bank 2.250%, 1/31/20	500,000	494,244
(ICE LIBOR USD 3 Month + 0.30%), 2.590%, 1/29/21 (k)	1,000,000	990,897
3.000%, 2/2/23	1,000,000	982,003
3.300%, 5/15/26	1,000,000	943,330
SunTrust Banks, Inc. 2.900%, 3/3/21	500,000	495,740
2.700%, 1/27/22	1,000,000	978,078
4.000%, 5/1/25	600,000	603,421
SVB Financial Group 5.375%, 9/15/20	160,000	166,814
Svenska Handelsbanken AB 1.500%, 9/6/19	1,000,000	983,042
1.950%, 9/8/20	540,000	524,276
2.450%, 3/30/21	1,145,000	1,117,153
3.350%, 5/24/21	2,655,000	2,651,794
1.875%, 9/7/21	505,000	476,687
Synovus Financial Corp. 3.125%, 11/1/22	300,000	288,269
Toronto-Dominion Bank (The) 2.125%, 7/2/19	1,000,000	993,879
1.900%, 10/24/19	2,750,000	2,716,301
2.250%, 11/5/19	1,000,000	991,853
3.000%, 6/11/20	750,000	749,150
1.850%, 9/11/20	1,165,000	1,132,912
2.500%, 12/14/20	1,000,000	982,427
2.550%, 1/25/21	1,750,000	1,718,238
2.125%, 4/7/21	1,500,000	1,455,493
3.250%, 6/11/21	750,000	749,784
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	941,632
US Bancorp 2.350%, 1/29/21	1,000,000	981,484
4.125%, 5/24/21	1,000,000	1,026,361
3.000%, 3/15/22	750,000	743,626
2.950%, 7/15/22	1,600,000	1,563,017
3.700%, 1/30/24	500,000	504,765
3.600%, 9/11/24	1,000,000	989,610
3.100%, 4/27/26	1,415,000	1,336,538
3.900%, 4/26/28	650,000	662,005
Series V 2.375%, 7/22/26	2,000,000	1,820,200
Series X 3.150%, 4/27/27	2,550,000	2,445,497
US Bank NA 2.125%, 10/28/19	1,000,000	990,402
2.350%, 1/23/20	750,000	742,713
2.050%, 10/23/20	765,000	746,533
3.150%, 4/26/21	750,000	750,064
(ICE LIBOR USD 3 Month + 0.29%), 3.104%, 5/21/21 (k)	750,000	749,179
2.850%, 1/23/23	750,000	734,125
2.800%, 1/27/25	1,000,000	950,439
Wells Fargo & Co. 2.550%, 12/7/20	1,715,000	1,686,896
3.000%, 1/22/21	1,500,000	1,487,129
2.500%, 3/4/21	2,000,000	1,954,687
4.600%, 4/1/21	2,000,000	2,061,777
2.100%, 7/26/21	1,250,000	1,200,080
3.500%, 3/8/22	1,844,000	1,837,491
2.625%, 7/22/22	4,000,000	3,843,156
3.069%, 1/24/23	1,000,000	969,842
4.125%, 8/15/23	3,000,000	3,016,662
3.300%, 9/9/24	2,000,000	1,930,084
3.000%, 2/19/25	2,500,000	2,358,609
3.000%, 4/22/26	4,000,000	3,671,726
4.100%, 6/3/26	2,000,000	1,958,847
3.000%, 10/23/26	1,500,000	1,378,258
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	8,035,000	7,673,435
Series M 3.450%, 2/13/23	1,806,000	1,767,607
Series N 2.150%, 1/30/20	1,250,000	1,232,160
Wells Fargo Bank NA 2.150%, 12/6/19	1,500,000	1,482,754
2.400%, 1/15/20	1,500,000	1,485,706
2.600%, 1/15/21	2,500,000	2,459,357
Westpac Banking Corp. 1.600%, 8/19/19	1,500,000	1,478,426
4.875%, 11/19/19	1,800,000	1,845,188
2.150%, 3/6/20	1,000,000	984,285
3.050%, 5/15/20	500,000	498,668
2.300%, 5/26/20 (x)	1,000,000	983,469
2.600%, 11/23/20	1,500,000	1,476,680
2.650%, 1/25/21	1,150,000	1,131,933
2.100%, 5/13/21	750,000	725,176
2.000%, 8/19/21	1,250,000	1,199,133
2.500%, 6/28/22	1,250,000	1,201,585
2.750%, 1/11/23	750,000	714,511
3.650%, 5/15/23	750,000	749,524
2.850%, 5/13/26	750,000	695,551
2.700%, 8/19/26	1,750,000	1,591,420
3.350%, 3/8/27	1,250,000	1,197,107
3.400%, 1/25/28	1,250,000	1,196,471
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31 (k)	1,000,000	961,250

		703,567,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (2.4%)
Affiliated Managers Group, Inc. 4.250%, 2/15/24	$350,000	$356,286
Ameriprise Financial, Inc. 5.300%, 3/15/20	156,000	161,322
4.000%, 10/15/23	150,000	153,437
3.700%, 10/15/24	750,000	750,207
2.875%, 9/15/26	500,000	464,504
Ares Capital Corp. 3.875%, 1/15/20	300,000	301,002
3.625%, 1/19/22	600,000	585,455
3.500%, 2/10/23	750,000	714,898
4.250%, 3/1/25	500,000	480,963
Bank of New York Mellon Corp. (The)
2.300%, 9/11/19	1,500,000	1,493,888
2.600%, 8/17/20	350,000	346,406
2.450%, 11/27/20	1,000,000	984,265
4.150%, 2/1/21	1,187,000	1,216,305
2.500%, 4/15/21	600,000	589,421
2.050%, 5/3/21	1,000,000	962,948
3.550%, 9/23/21	750,000	757,365
2.600%, 2/7/22	1,000,000	976,831
2.950%, 1/29/23	500,000	489,173
3.500%, 4/28/23	750,000	749,618
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23 (k)	700,000	679,242
2.200%, 8/16/23	425,000	398,917
2.800%, 5/4/26	750,000	706,354
2.450%, 8/17/26	1,000,000	914,083
3.250%, 5/16/27	700,000	672,797
3.400%, 1/29/28	500,000	491,409
3.850%, 4/28/28 (x)	350,000	352,357
Series 0012 3.650%, 2/4/24	2,100,000	2,104,460
Series G 2.150%, 2/24/20 (x)	2,000,000	1,974,885
3.000%, 2/24/25	1,500,000	1,436,182
BlackRock, Inc. 4.250%, 5/24/21	1,000,000	1,034,019
3.375%, 6/1/22	500,000	503,261
3.500%, 3/18/24	1,400,000	1,406,889
3.200%, 3/15/27	347,000	333,687
Series 2 5.000%, 12/10/19	973,000	1,003,634
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	594,068
Brookfield Finance LLC 4.000%, 4/1/24	750,000	741,237
Brookfield Finance, Inc. 3.900%, 1/25/28	500,000	472,754
Cboe Global Markets, Inc. 3.650%, 1/12/27	650,000	625,740
Charles Schwab Corp. (The) 4.450%, 7/22/20	850,000	873,031
3.250%, 5/21/21	665,000	665,653
2.650%, 1/25/23	500,000	484,571
3.000%, 3/10/25	150,000	145,039
3.850%, 5/21/25	750,000	761,979
3.200%, 3/2/27	500,000	479,464
CME Group, Inc. 3.000%, 9/15/22	500,000	493,950
3.000%, 3/15/25	1,000,000	964,784
3.750%, 6/15/28	350,000	352,842
Credit Suisse AG 5.300%, 8/13/19	1,346,000	1,381,006
5.400%, 1/14/20	2,000,000	2,057,862
4.375%, 8/5/20	2,200,000	2,252,956
3.000%, 10/29/21	850,000	837,753
3.625%, 9/9/24	3,000,000	2,944,948
Deutsche Bank AG 2.700%, 7/13/20	1,000,000	973,429
2.950%, 8/20/20 (x)	750,000	729,136
3.125%, 1/13/21	1,000,000	966,270
3.150%, 1/22/21	1,150,000	1,114,494
3.375%, 5/12/21	500,000	485,537
4.250%, 10/14/21	3,500,000	3,478,393
3.300%, 11/16/22	1,150,000	1,080,082
3.950%, 2/27/23	850,000	810,610
3.700%, 5/30/24	1,500,000	1,391,880
4.100%, 1/13/26 (x)	1,000,000	932,599
E*TRADE Financial Corp. 2.950%, 8/24/22	500,000	484,956
3.800%, 8/24/27	250,000	239,806
4.500%, 6/20/28	350,000	351,339
Eaton Vance Corp. 3.625%, 6/15/23	500,000	502,129
3.500%, 4/6/27	250,000	243,088
Franklin Resources, Inc. 2.850%, 3/30/25	1,250,000	1,178,315
FS Investment Corp. 4.000%, 7/15/19	400,000	401,001
4.250%, 1/15/20	150,000	150,333
Goldman Sachs Bank USA 3.200%, 6/5/20	830,000	832,387
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	1,000,000	993,768
2.300%, 12/13/19	2,315,000	2,291,920
5.375%, 3/15/20	3,150,000	3,265,604
2.600%, 4/23/20	3,000,000	2,970,283
2.750%, 9/15/20	350,000	345,878
2.600%, 12/27/20	4,000,000	3,925,470
2.875%, 2/25/21	1,000,000	986,010
2.625%, 4/25/21	1,860,000	1,817,287
5.250%, 7/27/21	1,905,000	1,998,480
2.350%, 11/15/21	900,000	865,554
5.750%, 1/24/22	4,400,000	4,712,368
3.000%, 4/26/22	2,085,000	2,037,316
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	2,500,000	2,440,467
3.625%, 1/22/23	2,244,000	2,227,272
3.200%, 2/23/23	2,855,000	2,778,951
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23 (k)	1,500,000	1,447,331
4.000%, 3/3/24	3,045,000	3,046,310
3.850%, 7/8/24	2,000,000	1,979,367
3.500%, 1/23/25	3,250,000	3,139,666
3.750%, 5/22/25	2,400,000	2,341,796
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,830,000	1,744,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 2/25/26	$580,000	$561,643
3.500%, 11/16/26	1,815,000	1,706,311
3.850%, 1/26/27	2,240,000	2,151,904
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	1,000,000	948,333
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	2,000,000	1,970,799
Series D 6.000%, 6/15/20	1,428,000	1,502,820
Intercontinental Exchange, Inc. 2.750%, 12/1/20	610,000	605,092
2.350%, 9/15/22	1,750,000	1,677,927
4.000%, 10/15/23	850,000	868,235
3.750%, 12/1/25	610,000	607,422
Invesco Finance plc 3.125%, 11/30/22	1,000,000	985,237
Jefferies Group LLC 8.500%, 7/15/19	1,446,000	1,524,904
5.125%, 1/20/23	117,000	122,060
4.850%, 1/15/27	665,000	647,413
Lazard Group LLC 4.250%, 11/14/20	1,000,000	1,019,120
Legg Mason, Inc. 4.750%, 3/15/26	250,000	256,871
Moody’s Corp. 2.750%, 7/15/19	500,000	498,665
5.500%, 9/1/20	500,000	523,191
3.250%, 6/7/21	250,000	249,427
2.750%, 12/15/21	250,000	244,339
4.500%, 9/1/22	31,000	32,042
2.625%, 1/15/23	650,000	621,160
4.875%, 2/15/24	500,000	524,443
Morgan Stanley 2.375%, 7/23/19	3,000,000	2,980,222
5.625%, 9/23/19	2,039,000	2,101,139
5.500%, 1/26/20	250,000	258,851
2.650%, 1/27/20	3,000,000	2,976,472
2.800%, 6/16/20	3,000,000	2,973,236
5.500%, 7/24/20	1,522,000	1,588,282
5.750%, 1/25/21	4,112,000	4,348,704
2.500%, 4/21/21	2,500,000	2,438,562
5.500%, 7/28/21	2,130,000	2,254,501
2.625%, 11/17/21	2,205,000	2,140,975
2.750%, 5/19/22	2,065,000	1,998,607
4.875%, 11/1/22	312,000	323,698
3.125%, 1/23/23	800,000	780,056
3.750%, 2/25/23	3,394,000	3,395,392
4.100%, 5/22/23	2,000,000	2,008,307
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	900,000	895,494
3.700%, 10/23/24	2,000,000	1,973,811
4.000%, 7/23/25	505,000	502,816
5.000%, 11/24/25	3,000,000	3,117,218
3.875%, 1/27/26	3,000,000	2,954,283
3.125%, 7/27/26	3,000,000	2,788,320
3.625%, 1/20/27	4,000,000	3,836,350
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	4,300,000	4,140,988
Series F 3.875%, 4/29/24	2,500,000	2,502,684
Nasdaq, Inc. 5.550%, 1/15/20	894,000	928,235
3.850%, 6/30/26	145,000	140,232
Nomura Holdings, Inc. 6.700%, 3/4/20	959,000	1,010,656
Northern Trust Corp. 3.450%, 11/4/20	850,000	859,801
3.375%, 8/23/21	375,000	377,476
2.375%, 8/2/22	500,000	483,582
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	454,091
Prospect Capital Corp. 5.875%, 3/15/23	250,000	254,500
S&P Global, Inc. 3.300%, 8/14/20	600,000	600,457
4.000%, 6/15/25	250,000	251,981
Stifel Financial Corp. 4.250%, 7/18/24	700,000	697,399
TD Ameritrade Holding Corp. 5.600%, 12/1/19	100,000	103,402
2.950%, 4/1/22	250,000	245,568
3.625%, 4/1/25	1,000,000	991,856
3.300%, 4/1/27	455,000	435,557
Thomson Reuters Corp. 4.700%, 10/15/19	369,000	375,653
4.300%, 11/23/23	500,000	510,909
3.350%, 5/15/26	570,000	526,970
UBS AG 2.375%, 8/14/19	2,500,000	2,486,205
2.350%, 3/26/20	2,750,000	2,718,860

		196,959,583

Consumer Finance (1.8%)
AerCap Ireland Capital DAC 4.625%, 10/30/20	2,350,000	2,396,408
4.500%, 5/15/21	2,150,000	2,186,213
3.950%, 2/1/22	2,700,000	2,686,560
3.500%, 5/26/22	1,030,000	1,005,737
3.300%, 1/23/23	500,000	479,300
4.125%, 7/3/23	500,000	497,239
3.500%, 1/15/25	600,000	560,996
3.650%, 7/21/27	1,000,000	907,112
3.875%, 1/23/28	500,000	459,646
American Express Co. 2.200%, 10/30/20	600,000	585,799
3.375%, 5/17/21	1,150,000	1,150,050
2.500%, 8/1/22	3,000,000	2,879,573
2.650%, 12/2/22	1,487,000	1,429,956
3.400%, 2/27/23	2,000,000	1,981,105
3.000%, 10/30/24	750,000	715,392
3.625%, 12/5/24	1,070,000	1,056,414
American Express Credit Corp. 2.250%, 8/15/19	2,000,000	1,987,075
1.700%, 10/30/19	750,000	738,010
2.375%, 5/26/20	1,750,000	1,724,679
2.250%, 5/5/21	2,000,000	1,944,570
3.300%, 5/3/27	1,150,000	1,106,422
American Honda Finance Corp. 1.200%, 7/12/19	1,000,000	984,939
2.000%, 11/13/19	500,000	494,503
2.000%, 2/14/20	750,000	739,234
2.650%, 2/12/21	1,000,000	986,290
1.650%, 7/12/21	1,000,000	953,540
1.700%, 9/9/21	2,400,000	2,287,208
2.600%, 11/16/22	650,000	631,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.900%, 2/16/24	$500,000	$485,069
2.300%, 9/9/26	720,000	653,474
3.500%, 2/15/28	500,000	487,585
Capital One Financial Corp. 2.500%, 5/12/20	1,987,000	1,956,782
2.400%, 10/30/20	175,000	170,983
3.450%, 4/30/21	1,000,000	998,454
4.750%, 7/15/21	500,000	517,182
3.050%, 3/9/22	600,000	587,548
3.200%, 1/30/23	1,000,000	970,664
3.750%, 4/24/24	1,000,000	980,091
3.300%, 10/30/24	350,000	332,689
4.250%, 4/30/25	850,000	849,686
4.200%, 10/29/25	750,000	727,603
3.750%, 7/28/26	2,000,000	1,857,677
3.750%, 3/9/27	1,150,000	1,084,455
3.800%, 1/31/28	1,000,000	948,175
Caterpillar Financial Services Corp.
2.000%, 11/29/19	270,000	266,651
2.100%, 1/10/20	385,000	380,914
2.000%, 3/5/20	1,000,000	984,462
2.950%, 5/15/20	500,000	499,736
1.850%, 9/4/20	500,000	488,329
2.900%, 3/15/21	500,000	496,877
1.931%, 10/1/21	1,000,000	959,914
2.850%, 6/1/22	500,000	491,795
2.400%, 6/6/22	1,000,000	967,459
2.550%, 11/29/22	500,000	483,471
2.625%, 3/1/23 (x)	1,000,000	967,660
3.450%, 5/15/23 (x)	500,000	500,427
3.300%, 6/9/24 (x)	1,250,000	1,241,524
3.250%, 12/1/24	500,000	492,861
2.400%, 8/9/26	250,000	228,505
Discover Financial Services
5.200%, 4/27/22	100,000	103,937
3.850%, 11/21/22	1,144,000	1,134,705
3.950%, 11/6/24	250,000	244,063
3.750%, 3/4/25	350,000	335,125
4.100%, 2/9/27	565,000	542,047
Ford Motor Credit Co. LLC
1.897%, 8/12/19	2,610,000	2,575,969
2.681%, 1/9/20	790,000	783,135
2.459%, 3/27/20	1,500,000	1,477,849
2.425%, 6/12/20	645,000	632,879
3.157%, 8/4/20	500,000	496,653
2.343%, 11/2/20	750,000	729,158
3.200%, 1/15/21	750,000	741,298
3.336%, 3/18/21	1,000,000	989,173
3.470%, 4/5/21	245,000	243,071
5.875%, 8/2/21	4,600,000	4,864,409
3.219%, 1/9/22	1,500,000	1,464,551
3.339%, 3/28/22	2,000,000	1,956,080
2.979%, 8/3/22	750,000	720,122
4.250%, 9/20/22	2,700,000	2,717,953
4.140%, 2/15/23	750,000	749,703
3.810%, 1/9/24	1,140,000	1,109,429
4.134%, 8/4/25	600,000	583,463
4.389%, 1/8/26	2,050,000	2,020,864
3.815%, 11/2/27 (x)	750,000	694,497
General Motors Financial Co., Inc.
2.350%, 10/4/19	750,000	742,866
3.150%, 1/15/20	1,000,000	998,424
2.650%, 4/13/20	625,000	617,496
3.200%, 7/13/20	1,250,000	1,243,689
2.450%, 11/6/20	1,750,000	1,707,555
3.700%, 11/24/20	1,750,000	1,755,789
4.200%, 3/1/21	750,000	760,847
3.550%, 4/9/21	440,000	438,909
3.200%, 7/6/21	2,250,000	2,217,555
3.450%, 1/14/22	1,000,000	985,450
3.450%, 4/10/22	2,000,000	1,963,210
3.150%, 6/30/22	225,000	217,677
3.250%, 1/5/23	750,000	723,361
3.700%, 5/9/23	875,000	856,643
4.150%, 6/19/23	500,000	498,918
3.950%, 4/13/24	1,000,000	980,439
3.500%, 11/7/24	1,750,000	1,660,890
4.000%, 1/15/25	2,000,000	1,948,886
4.350%, 4/9/25	575,000	570,219
4.300%, 7/13/25	1,250,000	1,231,905
5.250%, 3/1/26	700,000	723,815
4.000%, 10/6/26	750,000	713,638
4.350%, 1/17/27	835,000	811,869
3.850%, 1/5/28	500,000	464,540
HSBC USA, Inc.
2.350%, 3/5/20	2,000,000	1,973,811
2.750%, 8/7/20	500,000	494,987
5.000%, 9/27/20	650,000	670,686
3.500%, 6/23/24	900,000	881,659
John Deere Capital Corp.
1.250%, 10/9/19	1,000,000	981,095
2.050%, 3/10/20	750,000	739,693
1.950%, 6/22/20	95,000	92,931
2.375%, 7/14/20	500,000	494,071
2.350%, 1/8/21	500,000	491,156
2.800%, 3/4/21	1,000,000	992,219
2.875%, 3/12/21	500,000	496,312
3.900%, 7/12/21	350,000	357,089
3.150%, 10/15/21	500,000	500,729
2.650%, 1/6/22	500,000	489,416
2.750%, 3/15/22	1,000,000	979,470
2.150%, 9/8/22	650,000	618,476
2.700%, 1/6/23	500,000	487,318
2.800%, 3/6/23	500,000	486,841
3.450%, 6/7/23	250,000	250,265
3.350%, 6/12/24	650,000	643,359
2.650%, 6/24/24	660,000	628,267
3.450%, 3/13/25 (x)	500,000	496,887
3.400%, 9/11/25	350,000	345,519
2.650%, 6/10/26	500,000	465,422
2.800%, 9/8/27	400,000	372,890
3.050%, 1/6/28	500,000	475,124
Series 0014 2.450%, 9/11/20	200,000	197,623
PACCAR Financial Corp.
1.950%, 2/27/20	210,000	207,055
2.800%, 3/1/21	335,000	332,493
3.100%, 5/10/21	390,000	389,339
2.300%, 8/10/22	1,000,000	960,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Synchrony Financial
3.000%, 8/15/19	$600,000	$598,774
2.700%, 2/3/20	750,000	743,667
4.250%, 8/15/24	750,000	734,579
4.500%, 7/23/25	500,000	491,007
3.700%, 8/4/26	500,000	459,931
3.950%, 12/1/27	1,500,000	1,390,430
Toyota Motor Credit Corp.
2.125%, 7/18/19	1,000,000	994,137
1.550%, 10/18/19	750,000	738,288
2.200%, 1/10/20 (x)	500,000	495,064
2.150%, 3/12/20	3,000,000	2,961,507
1.950%, 4/17/20	500,000	491,154
4.500%, 6/17/20	300,000	308,278
4.250%, 1/11/21	1,300,000	1,335,294
1.900%, 4/8/21	750,000	724,702
2.950%, 4/13/21	375,000	372,669
2.750%, 5/17/21	750,000	740,347
3.400%, 9/15/21	1,050,000	1,054,884
2.600%, 1/11/22	1,000,000	977,409
3.300%, 1/12/22	156,000	156,081
2.800%, 7/13/22	750,000	734,739
2.150%, 9/8/22	850,000	810,016
2.625%, 1/10/23	1,150,000	1,112,664
2.700%, 1/11/23	500,000	485,318
2.250%, 10/18/23	750,000	705,357
2.900%, 4/17/24	500,000	482,921
3.400%, 4/14/25	750,000	740,403
3.200%, 1/11/27	1,000,000	964,613
3.050%, 1/11/28	500,000	473,680

		151,629,451

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc.
2.100%, 8/14/19	700,000	696,017
2.200%, 3/15/21	1,360,000	1,337,454
3.750%, 8/15/21 (x)	500,000	512,585
3.400%, 1/31/22	500,000	506,943
3.000%, 2/11/23	500,000	495,340
2.750%, 3/15/23	1,000,000	978,625
3.125%, 3/15/26	2,395,000	2,308,257
Block Financial LLC
4.125%, 10/1/20	500,000	504,747
5.250%, 10/1/25	500,000	507,006
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	12,385,000	12,103,475
3.373%, 11/15/25	5,000,000	4,809,335
Genpact Luxembourg Sarl 3.700%, 4/1/22§	250,000	244,005
Jefferies Financial Group, Inc. 5.500%, 10/18/23	800,000	820,480
JPMorgan Chase Bank NA 1.650%, 9/23/19	635,000	625,492
(ICE LIBOR USD 3 Month + 0.28%), 2.604%, 2/1/21 (k)	2,925,000	2,897,878
(ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21 (k)	1,500,000	1,493,957
National Rural Utilities Cooperative Finance Corp.
1.500%, 11/1/19	270,000	265,016
2.350%, 6/15/20	1,500,000	1,478,611
2.300%, 11/1/20	250,000	245,172
2.900%, 3/15/21	350,000	347,102
2.400%, 4/25/22	300,000	289,871
2.300%, 9/15/22	250,000	239,462
2.700%, 2/15/23	500,000	484,735
3.400%, 11/15/23	1,000,000	998,314
2.950%, 2/7/24	210,000	202,858
3.250%, 11/1/25	250,000	242,628
3.050%, 4/25/27	350,000	331,214
3.400%, 2/7/28	500,000	486,176
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43 (k)	350,000	352,625
ORIX Corp. 2.900%, 7/18/22	330,000	320,289
3.250%, 12/4/24	750,000	717,363
3.700%, 7/18/27	400,000	385,523
Private Export Funding Corp.
Series II 2.050%, 11/15/22	1,125,000	1,085,501
Series KK 3.550%, 1/15/24	729,000	751,894
Series LL 2.250%, 3/15/20	2,000,000	1,987,967
Series MM 2.300%, 9/15/20	500,000	495,312
Shell International Finance BV 1.375%, 9/12/19	1,000,000	983,953
4.300%, 9/22/19	2,147,000	2,186,495
4.375%, 3/25/20	1,629,000	1,670,369
2.125%, 5/11/20	1,500,000	1,479,550
2.250%, 11/10/20	750,000	737,991
1.875%, 5/10/21	1,500,000	1,453,355
1.750%, 9/12/21	1,000,000	959,929
2.375%, 8/21/22	1,175,000	1,136,312
3.400%, 8/12/23	900,000	898,935
3.250%, 5/11/25	2,500,000	2,443,201
2.875%, 5/10/26	1,250,000	1,190,131
2.500%, 9/12/26	1,000,000	924,688
Synchrony Bank 3.650%, 5/24/21	750,000	750,377
3.000%, 6/15/22	770,000	741,289
Voya Financial, Inc. 3.125%, 7/15/24	700,000	661,820
3.650%, 6/15/26	625,000	588,920

		61,356,544

Insurance (0.7%)
Aflac, Inc. 4.000%, 2/15/22	500,000	506,898
3.625%, 6/15/23	1,150,000	1,151,912
3.625%, 11/15/24	1,000,000	992,548
Alleghany Corp. 5.625%, 9/15/20	200,000	209,180
Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/25	250,000	243,338
Allstate Corp. (The) 3.150%, 6/15/23	156,000	154,327
3.280%, 12/15/26	500,000	481,413
Series B (ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53 (k)	500,000	515,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Alterra Finance LLC 6.250%, 9/30/20	$500,000	$529,495
American Financial Group, Inc. 3.500%, 8/15/26	635,000	593,239
American International Group, Inc.
2.300%, 7/16/19	1,000,000	993,391
3.375%, 8/15/20	500,000	499,347
6.400%, 12/15/20	1,100,000	1,178,845
3.300%, 3/1/21	555,000	555,350
4.875%, 6/1/22	750,000	784,011
3.750%, 7/10/25	1,380,000	1,334,201
3.900%, 4/1/26	2,000,000	1,934,905
4.200%, 4/1/28	375,000	366,935
Aon Corp. 5.000%, 9/30/20	787,000	814,342
Aon plc 2.800%, 3/15/21	350,000	344,456
3.500%, 6/14/24	350,000	341,744
3.875%, 12/15/25	600,000	592,760
Arch Capital Finance LLC 4.011%, 12/15/26	500,000	494,213
Assurant, Inc. 4.000%, 3/15/23	300,000	298,303
4.200%, 9/27/23	250,000	249,169
4.900%, 3/27/28	250,000	249,919
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	519,923
Athene Holding Ltd. 4.125%, 1/12/28	750,000	687,659
AXIS Specialty Finance LLC 5.875%, 6/1/20	700,000	729,419
AXIS Specialty Finance plc 4.000%, 12/6/27	500,000	472,315
Berkshire Hathaway Finance Corp.
1.300%, 8/15/19	355,000	349,864
4.250%, 1/15/21	1,175,000	1,214,279
3.000%, 5/15/22	656,000	654,731
Brighthouse Financial, Inc. 3.700%, 6/22/27	2,000,000	1,768,996
Brown & Brown, Inc. 4.200%, 9/15/24	350,000	350,736
Chubb INA Holdings, Inc. 2.300%, 11/3/20	665,000	653,011
3.350%, 5/15/24	600,000	591,463
3.150%, 3/15/25	1,000,000	969,901
3.350%, 5/3/26	410,000	397,334
CNA Financial Corp. 5.875%, 8/15/20	902,000	946,366
4.500%, 3/1/26	500,000	507,150
3.450%, 8/15/27	500,000	465,512
Enstar Group Ltd. 4.500%, 3/10/22	250,000	249,396
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28§	250,000	246,082
Fidelity National Financial, Inc. 5.500%, 9/1/22	500,000	531,805
First American Financial Corp. 4.600%, 11/15/24	500,000	502,287
Hanover Insurance Group, Inc. (The) 4.500%, 4/15/26	750,000	736,430
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	900,000	935,426
5.125%, 4/15/22	250,000	264,094
Kemper Corp. 4.350%, 2/15/25	355,000	351,602
Lincoln National Corp. 6.250%, 2/15/20	485,000	508,354
4.850%, 6/24/21	334,000	347,592
4.000%, 9/1/23	215,000	217,510
3.625%, 12/12/26	500,000	473,356
Loews Corp. 2.625%, 5/15/23	900,000	864,909
3.750%, 4/1/26	300,000	295,441
Manulife Financial Corp. 4.150%, 3/4/26	1,000,000	993,582
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	708,998
Markel Corp. 3.500%, 11/1/27	350,000	326,733
Marsh & McLennan Cos., Inc. 2.350%, 9/10/19	375,000	372,232
4.800%, 7/15/21	600,000	626,251
2.750%, 1/30/22	915,000	896,408
3.500%, 6/3/24	1,000,000	989,402
Mercury General Corp. 4.400%, 3/15/27	300,000	291,846
MetLife, Inc. 4.750%, 2/8/21	1,193,000	1,239,546
3.116%, 12/15/22 (e)	1,000,000	987,308
3.600%, 4/10/24	500,000	494,155
3.000%, 3/1/25	500,000	474,671
3.600%, 11/13/25	1,300,000	1,278,232
Series D 4.368%, 9/15/23 (e)	667,000	694,176
Old Republic International Corp. 4.875%, 10/1/24	400,000	417,346
3.875%, 8/26/26	500,000	481,016
PartnerRe Finance B LLC 5.500%, 6/1/20	454,000	471,498
Principal Financial Group, Inc. 3.100%, 11/15/26	350,000	327,904
(ICE LIBOR USD 3 Month + 3.04%), 4.700%, 5/15/55 (k)	300,000	300,750
Progressive Corp. (The) 3.750%, 8/23/21	219,000	221,704
Protective Life Corp. 7.375%, 10/15/19	550,000	579,120
Prudential Financial, Inc. 2.350%, 8/15/19	1,000,000	987,729
5.375%, 6/21/20	1,100,000	1,145,277
4.500%, 11/16/21	1,000,000	1,038,195
3.878%, 3/27/28	1,000,000	985,286
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43 (k)	1,000,000	1,035,000
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)(x)	1,075,000	986,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Reinsurance Group of America, Inc.
6.450%, 11/15/19	$369,000	$384,859
5.000%, 6/1/21	60,000	62,331
4.700%, 9/15/23	1,000,000	1,034,010
RenaissanceRe Finance, Inc. 3.700%, 4/1/25	250,000	244,839
3.450%, 7/1/27	195,000	184,508
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	255,526
Torchmark Corp. 3.800%, 9/15/22	250,000	252,759
Trinity Acquisition plc 3.500%, 9/15/21	250,000	247,928
4.400%, 3/15/26	250,000	248,230
Unum Group 5.625%, 9/15/20	500,000	522,496
3.000%, 5/15/21	160,000	157,304
4.000%, 3/15/24	300,000	297,844
Willis North America, Inc. 3.600%, 5/15/24	550,000	531,333
Willis Towers Watson plc 5.750%, 3/15/21	500,000	526,314
WR Berkley Corp. 5.375%, 9/15/20	100,000	104,190
4.625%, 3/15/22	750,000	775,476
XLIT Ltd. 4.450%, 3/31/25	780,000	765,936

		60,158,744

Thrifts & Mortgage Finance (0.1%)
BPCE SA 2.500%, 7/15/19	1,250,000	1,242,559
2.250%, 1/27/20	500,000	492,289
2.650%, 2/3/21	750,000	733,735
2.750%, 12/2/21	500,000	485,078
4.000%, 4/15/24	1,250,000	1,249,597
3.375%, 12/2/26	500,000	472,138

		4,675,396

Total Financials		1,178,346,765

Health Care (3.3%)
Biotechnology (0.7%)
AbbVie, Inc. 2.500%, 5/14/20	3,500,000	3,432,743
2.300%, 5/14/21	1,450,000	1,406,749
2.900%, 11/6/22	2,519,000	2,440,473
3.200%, 11/6/22	1,000,000	982,051
2.850%, 5/14/23	1,000,000	961,237
3.600%, 5/14/25	3,000,000	2,902,418
3.200%, 5/14/26	1,500,000	1,400,907
Amgen, Inc. 4.500%, 3/15/20	315,000	322,930
2.125%, 5/1/20	250,000	245,651
2.200%, 5/11/20	1,100,000	1,082,400
3.450%, 10/1/20	1,312,000	1,319,058
4.100%, 6/15/21	1,000,000	1,020,708
1.850%, 8/19/21	500,000	477,730
2.700%, 5/1/22	500,000	485,595
2.650%, 5/11/22	600,000	581,217
3.625%, 5/15/22	1,094,000	1,097,903
2.250%, 8/19/23	1,150,000	1,077,584
3.625%, 5/22/24	1,750,000	1,741,214
3.125%, 5/1/25	250,000	239,546
2.600%, 8/19/26	1,150,000	1,036,625
3.200%, 11/2/27	1,250,000	1,170,919
Baxalta, Inc. 2.875%, 6/23/20	800,000	790,544
3.600%, 6/23/22	750,000	742,021
4.000%, 6/23/25	800,000	783,815
Biogen, Inc. 2.900%, 9/15/20	1,000,000	992,919
3.625%, 9/15/22	570,000	569,541
4.050%, 9/15/25	570,000	573,757
Celgene Corp. 2.875%, 8/15/20	1,000,000	994,219
3.950%, 10/15/20	1,031,000	1,043,129
2.875%, 2/19/21	230,000	228,456
3.250%, 8/15/22	850,000	832,627
3.550%, 8/15/22	1,000,000	990,888
2.750%, 2/15/23	500,000	476,945
3.250%, 2/20/23	1,250,000	1,217,883
4.000%, 8/15/23	850,000	852,696
3.625%, 5/15/24	2,000,000	1,944,712
3.875%, 8/15/25	1,000,000	971,230
3.450%, 11/15/27	750,000	686,631
3.900%, 2/20/28	1,250,000	1,182,590
Gilead Sciences, Inc. 1.850%, 9/20/19	1,340,000	1,323,834
2.350%, 2/1/20	380,000	377,931
2.550%, 9/1/20	2,250,000	2,222,055
4.400%, 12/1/21	2,187,000	2,263,542
1.950%, 3/1/22	255,000	242,772
3.250%, 9/1/22	835,000	829,423
2.500%, 9/1/23	755,000	719,357
3.700%, 4/1/24	1,000,000	1,003,033
3.650%, 3/1/26	2,500,000	2,469,102

		52,751,310

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories 2.350%, 11/22/19	309,000	307,222
2.000%, 3/15/20	500,000	492,236
4.125%, 5/27/20	325,000	330,622
2.800%, 9/15/20	650,000	644,842
2.900%, 11/30/21	1,650,000	1,621,500
2.550%, 3/15/22	750,000	725,224
3.250%, 4/15/23	1,150,000	1,133,020
3.400%, 11/30/23	1,750,000	1,728,206
2.950%, 3/15/25	1,000,000	949,215
3.875%, 9/15/25	490,000	489,727
3.750%, 11/30/26	3,500,000	3,436,096
Baxter International, Inc. 1.700%, 8/15/21	500,000	475,468
2.600%, 8/15/26	500,000	455,652
Becton Dickinson and Co. 2.675%, 12/15/19	545,000	539,550
2.404%, 6/5/20	435,000	426,028
3.250%, 11/12/20	1,300,000	1,298,375
2.894%, 6/6/22	1,000,000	964,300
3.363%, 6/6/24	1,000,000	960,300
3.734%, 12/15/24	1,857,000	1,808,347
3.700%, 6/6/27	2,250,000	2,126,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Boston Scientific Corp. 6.000%, 1/15/20	$1,100,000	$1,142,727
2.850%, 5/15/20	250,000	248,031
3.375%, 5/15/22	250,000	248,284
3.850%, 5/15/25	750,000	740,741
Covidien International Finance SA
4.200%, 6/15/20	700,000	714,897
Danaher Corp. 2.400%, 9/15/20	500,000	494,331
3.350%, 9/15/25	310,000	304,661
Edwards Lifesciences Corp. 4.300%, 6/15/28	750,000	748,948
Medtronic, Inc. 2.500%, 3/15/20	1,170,000	1,162,029
4.125%, 3/15/21	500,000	512,894
3.125%, 3/15/22	150,000	149,036
3.150%, 3/15/22	2,000,000	1,984,422
2.750%, 4/1/23	769,000	745,269
3.625%, 3/15/24	1,000,000	1,001,741
3.500%, 3/15/25	3,000,000	2,969,851
Stryker Corp. 4.375%, 1/15/20	269,000	274,183
2.625%, 3/15/21	750,000	735,520
3.375%, 11/1/25	2,000,000	1,922,122
3.500%, 3/15/26	375,000	363,179
3.650%, 3/7/28	600,000	585,996
Zimmer Biomet Holdings, Inc. 2.700%, 4/1/20	1,100,000	1,089,145
3.375%, 11/30/21	500,000	496,282
3.150%, 4/1/22	750,000	736,239
3.700%, 3/19/23	575,000	570,752
3.550%, 4/1/25	1,075,000	1,022,387

		41,876,522

Health Care Providers & Services (1.1%)
Aetna, Inc. 2.750%, 11/15/22	1,000,000	958,999
2.800%, 6/15/23	675,000	640,757
3.500%, 11/15/24	500,000	483,372
AmerisourceBergen Corp. 3.400%, 5/15/24	600,000	586,883
3.450%, 12/15/27	400,000	368,341
Anthem, Inc. 4.350%, 8/15/20	1,200,000	1,227,693
2.500%, 11/21/20	235,000	231,153
3.125%, 5/15/22	500,000	492,368
2.950%, 12/1/22	800,000	776,716
3.300%, 1/15/23	150,000	146,085
3.500%, 8/15/24	1,000,000	972,556
3.350%, 12/1/24	500,000	481,066
3.650%, 12/1/27	715,000	675,885
4.101%, 3/1/28	3,000,000	2,931,516
Cardinal Health, Inc. 4.625%, 12/15/20	1,000,000	1,027,008
2.616%, 6/15/22	800,000	766,444
3.200%, 3/15/23	1,000,000	971,693
3.079%, 6/15/24	500,000	470,674
3.410%, 6/15/27	1,250,000	1,146,068
Cigna Corp. 5.125%, 6/15/20	682,000	705,201
4.500%, 3/15/21	406,000	416,301
4.000%, 2/15/22	500,000	507,563
3.250%, 4/15/25	1,000,000	938,430
Coventry Health Care, Inc. 5.450%, 6/15/21	650,000	683,860
CVS Health Corp. 2.250%, 8/12/19	1,500,000	1,487,850
3.125%, 3/9/20	2,225,000	2,223,721
2.800%, 7/20/20	2,000,000	1,981,448
3.350%, 3/9/21	4,210,000	4,199,518
2.125%, 6/1/21	1,000,000	962,024
3.500%, 7/20/22	1,650,000	1,636,148
2.750%, 12/1/22	2,000,000	1,916,405
3.700%, 3/9/23	5,310,000	5,279,647
4.000%, 12/5/23	1,100,000	1,103,909
4.100%, 3/25/25	4,000,000	3,971,585
3.875%, 7/20/25	2,400,000	2,344,096
2.875%, 6/1/26	1,500,000	1,363,542
4.300%, 3/25/28	5,665,000	5,578,878
Dignity Health 2.637%, 11/1/19	425,000	422,425
Express Scripts Holding Co. 2.600%, 11/30/20	750,000	735,152
3.300%, 2/25/21	200,000	198,987
4.750%, 11/15/21	1,350,000	1,394,215
3.900%, 2/15/22	2,156,000	2,162,977
3.050%, 11/30/22 (x)	775,000	744,992
3.000%, 7/15/23	1,050,000	996,021
3.500%, 6/15/24	1,000,000	959,155
4.500%, 2/25/26	750,000	743,823
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,011,900
Humana, Inc. 2.625%, 10/1/19	1,000,000	993,937
2.500%, 12/15/20	175,000	171,756
2.900%, 12/15/22	350,000	336,521
3.950%, 3/15/27	375,000	366,612
Kaiser Foundation Hospitals 3.500%, 4/1/22	350,000	353,080
3.150%, 5/1/27	375,000	358,247
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,600,000	1,648,806
3.750%, 8/23/22	56,000	56,404
4.000%, 11/1/23	500,000	506,443
3.250%, 9/1/24	750,000	721,829
McKesson Corp. 2.850%, 3/15/23	1,200,000	1,151,304
3.796%, 3/15/24	1,000,000	985,130
3.950%, 2/16/28	305,000	293,795
Medco Health Solutions, Inc. 4.125%, 9/15/20	275,000	278,988
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	373,228
Quest Diagnostics, Inc. 2.500%, 3/30/20	400,000	395,433
4.700%, 4/1/21	100,000	103,216
3.500%, 3/30/25	400,000	385,008
3.450%, 6/1/26	775,000	736,121
SSM Health Care Corp. Series 2018 3.688%, 6/1/23	550,000	549,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
UnitedHealth Group, Inc. 2.300%, 12/15/19	$500,000	$495,368
2.700%, 7/15/20	1,875,000	1,871,143
1.950%, 10/15/20	500,000	487,805
4.700%, 2/15/21	850,000	885,856
2.125%, 3/15/21	500,000	487,985
3.150%, 6/15/21 (x)	750,000	750,607
2.875%, 3/15/22	500,000	493,437
3.350%, 7/15/22	1,000,000	999,609
2.375%, 10/15/22	750,000	718,698
2.750%, 2/15/23	1,000,000	966,876
2.875%, 3/15/23	600,000	584,192
3.500%, 6/15/23	650,000	650,379
3.750%, 7/15/25	2,000,000	2,000,942
3.100%, 3/15/26	500,000	480,408
3.450%, 1/15/27	750,000	730,602
2.950%, 10/15/27	1,000,000	927,499
3.850%, 6/15/28	1,000,000	1,000,180

		87,321,794

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 5.000%, 7/15/20	600,000	619,720
3.875%, 7/15/23	1,094,000	1,089,668
Life Technologies Corp. 6.000%, 3/1/20	1,100,000	1,146,635
5.000%, 1/15/21	125,000	129,500
Thermo Fisher Scientific, Inc. 4.700%, 5/1/20	100,000	102,785
4.500%, 3/1/21	1,000,000	1,030,507
3.600%, 8/15/21	265,000	266,436
3.300%, 2/15/22	875,000	870,251
3.150%, 1/15/23	1,000,000	977,721
3.000%, 4/15/23	355,000	345,419
4.150%, 2/1/24	1,000,000	1,015,396
3.650%, 12/15/25	500,000	488,683
2.950%, 9/19/26	245,000	226,254
3.200%, 8/15/27	1,000,000	931,184

		9,240,159

Pharmaceuticals (0.9%)
Allergan Finance LLC 3.250%, 10/1/22	1,300,000	1,262,222
Allergan Funding SCS 3.000%, 3/12/20	2,400,000	2,389,698
3.450%, 3/15/22	2,440,000	2,400,219
3.850%, 6/15/24	1,250,000	1,222,366
3.800%, 3/15/25	3,125,000	3,031,073
Allergan, Inc. 3.375%, 9/15/20	1,000,000	1,001,584
2.800%, 3/15/23	400,000	377,466
AstraZeneca plc 2.375%, 11/16/20	1,500,000	1,471,575
2.375%, 6/12/22	1,000,000	961,748
3.375%, 11/16/25	1,500,000	1,449,415
3.125%, 6/12/27	1,150,000	1,077,189
Bristol-Myers Squibb Co. 2.000%, 8/1/22	656,000	624,665
3.250%, 2/27/27	750,000	724,394
Eli Lilly & Co. 2.350%, 5/15/22	250,000	243,092
2.750%, 6/1/25	1,500,000	1,429,004
3.100%, 5/15/27	622,000	593,575
GlaxoSmithKline Capital plc 3.125%, 5/14/21	355,000	354,870
2.850%, 5/8/22	2,000,000	1,964,362
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23	1,156,000	1,126,353
3.375%, 5/15/23	500,000	498,682
3.625%, 5/15/25	280,000	278,309
3.875%, 5/15/28	500,000	504,162
Johnson & Johnson 1.950%, 11/10/20	250,000	245,763
1.650%, 3/1/21	750,000	727,983
3.550%, 5/15/21	500,000	510,442
2.450%, 12/5/21	1,250,000	1,229,302
2.250%, 3/3/22	1,500,000	1,466,490
2.050%, 3/1/23	750,000	721,739
3.375%, 12/5/23	500,000	504,559
2.625%, 1/15/25	750,000	717,270
2.450%, 3/1/26	750,000	702,474
2.950%, 3/3/27	2,000,000	1,927,533
Merck & Co., Inc. 1.850%, 2/10/20	1,000,000	984,784
3.875%, 1/15/21	1,000,000	1,021,135
2.350%, 2/10/22	1,000,000	973,642
2.400%, 9/15/22	1,200,000	1,162,269
2.800%, 5/18/23	1,700,000	1,661,210
2.750%, 2/10/25	1,000,000	956,135
Mylan NV
3.750%, 12/15/20	750,000	755,322
3.150%, 6/15/21	1,750,000	1,731,297
3.950%, 6/15/26	1,750,000	1,671,373
Mylan, Inc. 4.550%, 4/15/28§	500,000	487,515
Novartis Capital Corp.
1.800%, 2/14/20	405,000	398,860
4.400%, 4/24/20	100,000	102,642
2.400%, 5/17/22	750,000	727,920
2.400%, 9/21/22	1,200,000	1,162,375
3.400%, 5/6/24	1,000,000	996,940
3.000%, 11/20/25	1,500,000	1,449,338
3.100%, 5/17/27	3,000,000	2,869,412
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	700,000	684,199
Pfizer, Inc.
1.700%, 12/15/19	750,000	739,427
1.950%, 6/3/21	1,250,000	1,216,363
2.200%, 12/15/21	750,000	730,138
3.000%, 6/15/23	1,000,000	987,290
3.400%, 5/15/24	1,500,000	1,502,320
2.750%, 6/3/26	1,000,000	945,161
3.000%, 12/15/26	1,500,000	1,438,881
Sanofi
4.000%, 3/29/21	2,106,000	2,156,403
3.375%, 6/19/23	750,000	750,784
3.625%, 6/19/28	750,000	746,124
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	2,500,000	2,460,774
2.400%, 9/23/21	2,500,000	2,393,386
2.875%, 9/23/23	2,250,000	2,115,433
3.200%, 9/23/26	2,450,000	2,239,209
Zoetis, Inc.
3.450%, 11/13/20	250,000	250,566
3.250%, 2/1/23	1,185,000	1,162,885

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 11/13/25	$750,000	$779,852
3.000%, 9/12/27	500,000	462,245

		76,613,187

Total Health Care		267,802,972

Industrials (1.9%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.650%, 10/30/20	600,000	582,657
2.125%, 3/1/22	250,000	242,086
2.800%, 3/1/23	1,000,000	980,217
1.875%, 6/15/23	300,000	280,249
2.850%, 10/30/24	300,000	288,736
2.600%, 10/30/25	650,000	611,557
2.250%, 6/15/26	300,000	274,128
Embraer Netherlands Finance BV 5.050%, 6/15/25	1,750,000	1,772,750
Embraer Overseas Ltd. 5.696%, 9/16/23§	1,750,000	1,828,750
General Dynamics Corp.
2.875%, 5/11/20	750,000	749,100
3.000%, 5/11/21	625,000	622,969
3.875%, 7/15/21	562,000	574,280
2.250%, 11/15/22	1,094,000	1,045,716
3.375%, 5/15/23	625,000	625,978
1.875%, 8/15/23	650,000	602,741
2.375%, 11/15/24	500,000	466,374
3.500%, 5/15/25	750,000	748,853
2.125%, 8/15/26	750,000	671,035
3.750%, 5/15/28	805,000	811,302
Harris Corp.
2.700%, 4/27/20	100,000	99,107
3.832%, 4/27/25	200,000	195,379
4.400%, 6/15/28	750,000	754,207
Hexcel Corp.
4.700%, 8/15/25	150,000	154,523
3.950%, 2/15/27	350,000	339,900
L3 Technologies, Inc.
4.950%, 2/15/21	1,194,000	1,225,859
3.850%, 6/15/23	535,000	534,120
3.950%, 5/28/24	206,000	202,792
3.850%, 12/15/26	245,000	236,776
4.400%, 6/15/28	1,000,000	995,277
Lockheed Martin Corp.
4.250%, 11/15/19	1,624,000	1,656,211
2.500%, 11/23/20	1,000,000	986,748
3.350%, 9/15/21	500,000	501,571
3.100%, 1/15/23	500,000	492,603
2.900%, 3/1/25	250,000	237,880
3.550%, 1/15/26	1,250,000	1,228,927
Northrop Grumman Corp.
2.080%, 10/15/20	810,000	792,376
3.500%, 3/15/21	31,000	31,306
2.550%, 10/15/22	1,250,000	1,209,886
3.250%, 8/1/23	2,100,000	2,075,771
2.930%, 1/15/25	1,000,000	949,167
3.250%, 1/15/28	1,500,000	1,409,882
Precision Castparts Corp.
2.250%, 6/15/20	750,000	740,706
2.500%, 1/15/23	562,000	540,070
3.250%, 6/15/25	750,000	729,711
Raytheon Co.
4.400%, 2/15/20	1,069,000	1,092,042
3.125%, 10/15/20	1,156,000	1,159,686
2.500%, 12/15/22	500,000	484,335
Rockwell Collins, Inc.
1.950%, 7/15/19	185,000	183,241
5.250%, 7/15/19	235,000	240,624
2.800%, 3/15/22	1,000,000	973,332
3.200%, 3/15/24	1,000,000	959,003
3.500%, 3/15/27	715,000	678,572
Spirit AeroSystems, Inc.
3.950%, 6/15/23	500,000	502,656
3.850%, 6/15/26	375,000	360,437
4.600%, 6/15/28	500,000	502,105
Textron, Inc.
3.875%, 3/1/25	285,000	280,879
4.000%, 3/15/26	175,000	171,930
3.650%, 3/15/27	250,000	238,800
United Technologies Corp.
1.500%, 11/1/19	750,000	736,748
4.500%, 4/15/20	1,275,000	1,306,622
1.900%, 5/4/20	750,000	734,918
1.950%, 11/1/21	750,000	717,316
2.300%, 5/4/22	750,000	718,658
3.100%, 6/1/22	1,844,000	1,817,487
2.800%, 5/4/24	500,000	472,825
2.650%, 11/1/26	415,000	374,104
3.125%, 5/4/27 (x)	1,250,000	1,161,111

		47,967,664

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc. 4.200%, 4/15/28	500,000	495,038
FedEx Corp.
2.300%, 2/1/20	500,000	495,236
2.625%, 8/1/22	276,000	267,945
4.000%, 1/15/24	450,000	457,483
3.200%, 2/1/25	750,000	728,010
3.250%, 4/1/26	500,000	477,799
3.300%, 3/15/27	500,000	476,610
3.400%, 2/15/28	500,000	476,521
United Parcel Service, Inc.
3.125%, 1/15/21	1,675,000	1,683,742
2.050%, 4/1/21	500,000	488,463
2.350%, 5/16/22	600,000	582,342
2.450%, 10/1/22	1,000,000	969,747
2.500%, 4/1/23	750,000	723,852
2.800%, 11/15/24	500,000	478,829
3.050%, 11/15/27	750,000	711,758

		9,513,375

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	435,000	431,172
2.600%, 12/4/20	525,000	511,980
3.400%, 4/19/21	225,000	223,740
3.625%, 3/15/22	700,000	690,480
3.800%, 4/19/23	495,000	490,991
4.375%, 4/19/28	500,000	484,050
Southwest Airlines Co.
2.750%, 11/6/19	750,000	747,675
2.650%, 11/5/20	250,000	246,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 11/16/22	$250,000	$242,650
3.000%, 11/15/26	250,000	231,273
3.450%, 11/16/27	250,000	236,858

		4,537,569

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	298,192
4.000%, 6/15/25	350,000	349,391
Johnson Controls International plc
5.000%, 3/30/20	919,000	947,281
4.250%, 3/1/21	680,000	693,310
3.625%, 7/2/24 (e)	214,000	210,878
Lennox International, Inc. 3.000%, 11/15/23	175,000	166,942
Masco Corp.
3.500%, 4/1/21	1,065,000	1,063,034
4.375%, 4/1/26	810,000	804,480
Owens Corning
4.200%, 12/15/22	1,000,000	1,000,625
4.200%, 12/1/24	300,000	296,063
3.400%, 8/15/26	285,000	259,706

		6,089,902

Commercial Services & Supplies (0.1%)
Republic Services, Inc.
5.500%, 9/15/19	1,214,000	1,251,222
5.000%, 3/1/20	600,000	618,467
5.250%, 11/15/21	406,000	429,925
3.550%, 6/1/22	1,000,000	1,004,059
4.750%, 5/15/23	1,000,000	1,048,959
3.375%, 11/15/27	275,000	260,404
3.950%, 5/15/28	750,000	740,634
Waste Management, Inc.
4.750%, 6/30/20	300,000	310,028
4.600%, 3/1/21	500,000	515,868
2.900%, 9/15/22	500,000	491,328
3.500%, 5/15/24	500,000	496,558
3.125%, 3/1/25	1,000,000	961,200
3.150%, 11/15/27	750,000	705,163

		8,833,815

Construction & Engineering (0.0%)
Fluor Corp. 3.500%, 12/15/24	900,000	885,636

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.800%, 4/3/20	225,000	224,734
2.875%, 5/8/22	1,306,000	1,282,259
3.375%, 4/3/23	500,000	497,802
3.800%, 4/3/28	500,000	503,137
Acuity Brands Lighting, Inc. 6.000%, 12/15/19	100,000	103,966
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,484,449
3.103%, 9/15/27	500,000	466,346
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,231,263
2.625%, 12/1/21	450,000	440,968
2.625%, 2/15/23	256,000	248,117
3.150%, 6/1/25	350,000	339,447
Hubbell, Inc.
3.350%, 3/1/26	750,000	720,062
3.150%, 8/15/27	150,000	139,957
3.500%, 2/15/28	500,000	479,618
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	492,318
2.875%, 3/1/25	500,000	477,854

		9,132,297

Industrial Conglomerates (0.2%)
3M Co.
2.000%, 8/7/20	500,000	491,479
1.625%, 9/19/21 (x)	500,000	478,673
2.000%, 6/26/22	1,000,000	962,671
2.250%, 3/15/23	355,000	340,766
3.000%, 8/7/25	750,000	731,122
2.250%, 9/19/26	500,000	453,225
2.875%, 10/15/27	500,000	471,695
Carlisle Cos., Inc. 3.500%, 12/1/24	530,000	511,051
General Electric Co. 2.700%, 10/9/22	3,375,000	3,262,227
Honeywell International, Inc.
1.400%, 10/30/19	1,000,000	983,099
1.800%, 10/30/19	935,000	924,040
4.250%, 3/1/21	500,000	515,331
1.850%, 11/1/21	1,000,000	960,959
2.500%, 11/1/26	1,000,000	924,622
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	1,000,000	990,942
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	500,000	495,456
Roper Technologies, Inc.
6.250%, 9/1/19	500,000	518,276
3.000%, 12/15/20	250,000	248,092
2.800%, 12/15/21	250,000	244,663
3.125%, 11/15/22	625,000	615,738
3.850%, 12/15/25	125,000	122,740
3.800%, 12/15/26	285,000	277,585

		15,524,452

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,023,901
2.600%, 6/26/22	844,000	824,278
3.400%, 5/15/24	715,000	711,209
CNH Industrial Capital LLC 3.375%, 7/15/19	385,000	384,278
4.375%, 11/6/20	470,000	475,582
4.875%, 4/1/21	385,000	395,106
3.875%, 10/15/21	310,000	306,125
4.375%, 4/5/22	385,000	386,203
CNH Industrial NV 3.850%, 11/15/27	655,000	610,787
Crane Co. 4.450%, 12/15/23	400,000	413,675
Cummins, Inc. 3.650%, 10/1/23	500,000	505,211
Deere & Co. 4.375%, 10/16/19	658,000	671,551
2.600%, 6/8/22	1,312,000	1,277,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Dover Corp. 4.300%, 3/1/21	$656,000	$674,050
3.150%, 11/15/25	250,000	240,487
Flowserve Corp. 4.000%, 11/15/23	700,000	695,292
Fortive Corp. 2.350%, 6/15/21	500,000	484,786
3.150%, 6/15/26	1,500,000	1,393,264
IDEX Corp. 4.200%, 12/15/21	300,000	302,372
Illinois Tool Works, Inc.
3.375%, 9/15/21	300,000	301,438
3.500%, 3/1/24	1,000,000	1,008,661
2.650%, 11/15/26	950,000	877,073
Kennametal, Inc. 2.650%, 11/1/19	250,000	250,007
3.875%, 2/15/22	560,000	567,246
4.625%, 6/15/28	250,000	247,751
Nvent Finance Sarl 3.950%, 4/15/23§	500,000	494,592
Oshkosh Corp. 4.600%, 5/15/28	250,000	249,375
Pall Corp. 5.000%, 6/15/20	300,000	311,172
Parker-Hannifin Corp. 3.300%, 11/21/24	600,000	590,441
Stanley Black & Decker, Inc. 2.900%, 11/1/22	994,000	976,813
Trinity Industries, Inc. 4.550%, 10/1/24	450,000	427,219
Wabtec Corp. 3.450%, 11/15/26	500,000	469,173
Xylem, Inc. 3.250%, 11/1/26	570,000	537,805

		19,084,828

Professional Services (0.0%)
Equifax, Inc.
2.300%, 6/1/21	300,000	289,082
3.600%, 8/15/21	180,000	179,872
3.300%, 12/15/22	461,000	451,109
3.950%, 6/15/23	100,000	99,426
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	635,630
4.000%, 6/15/25	400,000	393,063

		2,048,182

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	725,000	741,693
3.050%, 3/15/22	2,156,000	2,142,490
3.850%, 9/1/23	750,000	763,789
3.750%, 4/1/24	250,000	253,171
3.400%, 9/1/24	500,000	496,150
3.000%, 4/1/25	750,000	723,555
3.650%, 9/1/25	500,000	501,223
3.250%, 6/15/27 (x)	400,000	387,189
Canadian National Railway Co.
2.400%, 2/3/20	290,000	287,605
2.950%, 11/21/24	250,000	242,766
Canadian Pacific Railway Co. 2.900%, 2/1/25	1,000,000	950,396
CSX Corp.
3.700%, 10/30/20	200,000	202,169
4.250%, 6/1/21	500,000	512,596
3.700%, 11/1/23	1,000,000	1,001,218
3.350%, 11/1/25	500,000	482,458
2.600%, 11/1/26	750,000	675,445
3.250%, 6/1/27	550,000	517,244
JB Hunt Transport Services, Inc. 3.300%, 8/15/22	300,000	298,067
Kansas City Southern 3.000%, 5/15/23	121,000	116,141
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,125,254
2.900%, 6/15/26	500,000	468,318
3.150%, 6/1/27	365,000	343,693
Ryder System, Inc.
2.500%, 5/11/20	1,000,000	987,906
2.875%, 9/1/20	250,000	248,116
2.250%, 9/1/21	150,000	144,499
3.450%, 11/15/21	250,000	249,540
2.800%, 3/1/22	150,000	146,192
2.500%, 9/1/22	190,000	181,753
3.400%, 3/1/23	650,000	639,232
3.750%, 6/9/23	500,000	499,530
Union Pacific Corp.
2.250%, 6/19/20	250,000	245,553
4.000%, 2/1/21	170,000	173,526
3.200%, 6/8/21	500,000	501,003
2.950%, 1/15/23	500,000	489,927
2.750%, 4/15/23	1,000,000	967,679
3.500%, 6/8/23	750,000	749,463
3.646%, 2/15/24	500,000	501,944
3.750%, 7/15/25	625,000	625,686
3.250%, 8/15/25	250,000	242,527
2.750%, 3/1/26	250,000	232,894
3.000%, 4/15/27 (x)	1,000,000	947,812

		22,007,412

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.125%, 1/15/20	500,000	490,979
2.500%, 3/1/21	305,000	296,277
3.875%, 4/1/21	125,000	125,822
2.625%, 7/1/22	750,000	715,903
2.750%, 1/15/23	400,000	379,390
3.875%, 7/3/23	500,000	494,706
4.250%, 9/15/24	1,000,000	994,964
3.250%, 3/1/25	3,000,000	2,776,122
Aircastle Ltd.
6.250%, 12/1/19	475,000	491,292
7.625%, 4/15/20	280,000	296,100
5.125%, 3/15/21	465,000	475,462
5.500%, 2/15/22	470,000	481,750
5.000%, 4/1/23	465,000	466,744
4.125%, 5/1/24	465,000	445,238
BOC Aviation Ltd.
3.000%, 5/23/22 (m)	500,000	482,214
GATX Corp. 4.850%, 6/1/21	100,000	103,670
3.250%, 3/30/25	400,000	377,133

		9,893,766

Total Industrials		155,518,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (3.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.400%, 9/20/19	$1,750,000	$1,724,866
4.450%, 1/15/20	1,312,000	1,346,327
2.450%, 6/15/20	1,000,000	993,120
2.200%, 2/28/21	1,250,000	1,226,460
2.900%, 3/4/21	570,000	569,285
1.850%, 9/20/21 (x)	1,650,000	1,590,899
3.000%, 6/15/22	450,000	448,206
2.600%, 2/28/23	500,000	485,403
2.200%, 9/20/23	750,000	708,348
3.625%, 3/4/24	1,000,000	1,010,437
3.500%, 6/15/25	425,000	426,580
2.950%, 2/28/26	750,000	721,606
2.500%, 9/20/26	1,150,000	1,059,606
Juniper Networks, Inc.
3.300%, 6/15/20 (x)	350,000	348,495
4.600%, 3/15/21	62,000	63,746
4.500%, 3/15/24	175,000	177,863
4.350%, 6/15/25	350,000	350,021
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	992,735
3.750%, 5/15/22	94,000	93,518
3.500%, 3/1/23	1,000,000	970,990
4.600%, 2/23/28	300,000	297,172

		15,605,683

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	471,970
3.550%, 10/1/27	500,000	460,634
Amphenol Corp.
2.200%, 4/1/20	125,000	123,300
3.125%, 9/15/21	1,000,000	994,847
3.200%, 4/1/24	250,000	240,632
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,476,315
3.250%, 9/8/24	300,000	280,191
Avnet, Inc.
5.875%, 6/15/20	500,000	521,331
3.750%, 12/1/21	125,000	124,361
4.625%, 4/15/26	500,000	493,698
Corning, Inc.
4.250%, 8/15/20	274,000	279,070
2.900%, 5/15/22	650,000	639,553
Flex Ltd. 4.750%, 6/15/25	800,000	812,000
FLIR Systems, Inc. 3.125%, 6/15/21	250,000	247,170
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,029,375
3.950%, 1/12/28	270,000	254,812
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	598,065
4.550%, 10/30/24	600,000	609,981
4.600%, 4/6/27	465,000	466,288
Tech Data Corp.
3.700%, 2/15/22	500,000	490,685
4.950%, 2/15/27 (x)	500,000	491,219
Trimble, Inc.
4.150%, 6/15/23	350,000	350,201
4.750%, 12/1/24	350,000	357,743
4.900%, 6/15/28	450,000	448,480
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	328,733
3.700%, 2/15/26	250,000	246,762
3.125%, 8/15/27	365,000	340,727

		13,178,143

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	1,250,000	1,240,269
3.125%, 11/28/21 (x)	1,300,000	1,285,688
2.800%, 6/6/23	535,000	515,926
3.600%, 11/28/24 (x)	2,500,000	2,451,409
3.400%, 12/6/27	1,780,000	1,656,402
Alphabet, Inc.
3.625%, 5/19/21	950,000	969,998
3.375%, 2/25/24	500,000	502,686
1.998%, 8/15/26	2,000,000	1,790,202
Baidu, Inc.
3.000%, 6/30/20 (x)	900,000	891,581
3.500%, 11/28/22	500,000	491,875
3.875%, 9/29/23	1,250,000	1,243,438
4.125%, 6/30/25	695,000	690,882
4.375%, 3/29/28	290,000	286,166
eBay, Inc.
2.150%, 6/5/20	290,000	285,055
3.250%, 10/15/20	362,000	362,307
2.875%, 8/1/21	1,150,000	1,129,911
3.800%, 3/9/22	1,250,000	1,260,408
2.600%, 7/15/22	1,100,000	1,058,819
2.750%, 1/30/23	500,000	479,778
3.600%, 6/5/27	750,000	710,739

		19,303,539

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	985,907
3.375%, 9/15/25	500,000	496,635
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	405,799
3.400%, 6/27/26	350,000	331,065
DXC Technology Co.
2.875%, 3/27/20	250,000	247,917
4.250%, 4/15/24	500,000	500,551
Fidelity National Information Services, Inc.
3.625%, 10/15/20	335,000	337,035
2.250%, 8/15/21	795,000	765,638
4.500%, 10/15/22	198,000	203,823
3.500%, 4/15/23	264,000	260,352
3.875%, 6/5/24	271,000	269,883
5.000%, 10/15/25	278,000	293,213
3.000%, 8/15/26	1,250,000	1,145,733
4.250%, 5/15/28	1,050,000	1,049,661
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	989,109
4.750%, 6/15/21	94,000	97,752
3.500%, 10/1/22	500,000	496,720
3.850%, 6/1/25	1,500,000	1,492,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
IBM Credit LLC
1.625%, 9/6/19	$400,000	$395,067
1.800%, 1/20/21	400,000	387,870
2.650%, 2/5/21	750,000	742,401
2.200%, 9/8/22	400,000	382,248
3.000%, 2/6/23	750,000	735,826
International Business Machines Corp.
1.900%, 1/27/20 (x)	1,500,000	1,479,279
1.625%, 5/15/20	2,200,000	2,149,488
2.250%, 2/19/21	1,000,000	979,649
2.500%, 1/27/22	1,750,000	1,708,019
1.875%, 8/1/22	1,750,000	1,654,517
2.875%, 11/9/22	1,000,000	979,566
3.375%, 8/1/23	1,000,000	993,681
3.625%, 2/12/24	1,000,000	1,007,299
3.450%, 2/19/26 (x)	1,000,000	986,245
3.300%, 1/27/27 (x)	1,095,000	1,064,008
Mastercard, Inc.
2.000%, 11/21/21	500,000	484,868
3.375%, 4/1/24	1,000,000	1,004,608
2.950%, 11/21/26	1,150,000	1,102,148
3.500%, 2/26/28	140,000	138,854
Total System Services, Inc.
3.800%, 4/1/21	250,000	251,745
3.750%, 6/1/23	450,000	445,276
4.000%, 6/1/23	500,000	500,265
4.800%, 4/1/26	1,000,000	1,023,350
4.450%, 6/1/28	500,000	498,209
Visa, Inc.
2.200%, 12/14/20	2,500,000	2,458,573
2.150%, 9/15/22	1,195,000	1,144,914
2.800%, 12/14/22	1,750,000	1,718,255
3.150%, 12/14/25	3,450,000	3,335,273
2.750%, 9/15/27	300,000	278,910
Western Union Co. (The)
5.253%, 4/1/20	1,002,000	1,031,259
3.600%, 3/15/22	300,000	297,286
4.250%, 6/9/23	250,000	248,808

		41,976,685

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.
4.100%, 11/15/23	600,000	622,278
Analog Devices, Inc.
2.850%, 3/12/20	280,000	278,792
2.950%, 1/12/21	750,000	744,004
2.500%, 12/5/21	300,000	291,043
2.875%, 6/1/23	250,000	241,406
3.125%, 12/5/23	500,000	485,545
3.900%, 12/15/25	450,000	446,143
3.500%, 12/5/26	500,000	477,200
Applied Materials, Inc.
2.625%, 10/1/20	430,000	426,065
4.300%, 6/15/21	625,000	645,476
Broadcom Corp.
2.375%, 1/15/20	2,500,000	2,466,384
2.200%, 1/15/21	750,000	725,582
3.000%, 1/15/22	2,500,000	2,429,183
2.650%, 1/15/23	750,000	707,079
3.625%, 1/15/24	2,500,000	2,412,521
3.125%, 1/15/25	715,000	662,676
3.875%, 1/15/27	3,250,000	3,070,225
3.500%, 1/15/28	2,000,000	1,821,871
Intel Corp.
1.850%, 5/11/20	800,000	786,422
2.450%, 7/29/20	1,525,000	1,513,077
1.700%, 5/19/21	250,000	240,884
3.300%, 10/1/21	1,257,000	1,265,568
2.350%, 5/11/22 (x)	800,000	777,686
3.100%, 7/29/22	600,000	598,669
2.700%, 12/15/22	1,875,000	1,834,726
3.700%, 7/29/25	1,795,000	1,805,961
2.600%, 5/19/26	500,000	466,903
3.150%, 5/11/27	3,250,000	3,149,019
KLA-Tencor Corp. 4.125%, 11/1/21	571,000	581,532
Lam Research Corp.
2.750%, 3/15/20	350,000	348,032
2.800%, 6/15/21	750,000	737,030
3.800%, 3/15/25	350,000	348,745
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	349,837
4.875%, 6/22/28	350,000	347,549
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	393,234
3.450%, 6/15/27	500,000	472,087
NVIDIA Corp.
2.200%, 9/16/21	395,000	383,331
3.200%, 9/16/26	850,000	817,576
QUALCOMM, Inc.
1.850%, 5/20/19	750,000	744,375
2.100%, 5/20/20	450,000	444,375
2.250%, 5/20/20	1,000,000	983,853
3.000%, 5/20/22	2,500,000	2,462,398
2.600%, 1/30/23	1,850,000	1,765,855
2.900%, 5/20/24	1,000,000	943,351
3.250%, 5/20/27	5,250,000	4,886,215
Texas Instruments, Inc.
1.650%, 8/3/19	350,000	343,243
1.750%, 5/1/20	250,000	244,447
2.750%, 3/12/21	375,000	373,640
1.850%, 5/15/22	500,000	476,579
2.250%, 5/1/23	750,000	715,732
2.625%, 5/15/24	216,000	206,504
2.900%, 11/3/27	355,000	335,225
Xilinx, Inc.
3.000%, 3/15/21	500,000	495,615
2.950%, 6/1/24	650,000	618,558

		52,211,306

Software (0.8%)
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	453,777
2.600%, 6/15/22	250,000	240,591
3.400%, 9/15/26	600,000	570,409
3.400%, 6/15/27	310,000	292,029
Adobe Systems, Inc. 4.750%, 2/1/20	837,000	861,411
Autodesk, Inc. 3.125%, 6/15/20	600,000	597,749
4.375%, 6/15/25	600,000	604,510
3.500%, 6/15/27	1,000,000	932,371
CA, Inc.
5.375%, 12/1/19	400,000	412,486
3.600%, 8/1/20	300,000	301,126
3.600%, 8/15/22	200,000	198,700
4.700%, 3/15/27	250,000	250,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Cadence Design Systems, Inc. 4.375%, 10/15/24	$175,000	$177,147
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	504,867
4.800%, 3/1/26	600,000	635,980
Microsoft Corp.
1.100%, 8/8/19	2,040,000	2,007,525
1.850%, 2/6/20	1,500,000	1,480,497
3.000%, 10/1/20	594,000	596,346
2.000%, 11/3/20	2,250,000	2,207,726
4.000%, 2/8/21 (x)	1,000,000	1,026,751
1.550%, 8/8/21	2,350,000	2,251,274
2.400%, 2/6/22	1,000,000	979,429
2.375%, 2/12/22	1,000,000	978,112
2.650%, 11/3/22	1,000,000	982,201
2.125%, 11/15/22 (x)	500,000	480,139
2.375%, 5/1/23	1,250,000	1,206,302
2.000%, 8/8/23	1,350,000	1,274,631
3.625%, 12/15/23	2,000,000	2,037,311
2.875%, 2/6/24	335,000	328,319
2.700%, 2/12/25	1,500,000	1,440,290
3.125%, 11/3/25	2,600,000	2,545,151
2.400%, 8/8/26	3,260,000	3,008,377
3.300%, 2/6/27	3,750,000	3,693,135
Oracle Corp. 5.000%, 7/8/19	2,000,000	2,046,306
2.250%, 10/8/19	2,000,000	1,987,473
2.800%, 7/8/21	585,000	580,237
1.900%, 9/15/21	2,755,000	2,653,525
2.500%, 5/15/22	2,000,000	1,945,617
2.500%, 10/15/22	1,875,000	1,812,574
2.625%, 2/15/23	805,000	778,176
3.625%, 7/15/23	1,000,000	1,006,091
2.400%, 9/15/23	1,000,000	947,657
3.400%, 7/8/24	2,000,000	1,976,975
2.950%, 11/15/24	750,000	720,459
2.950%, 5/15/25	3,000,000	2,865,048
2.650%, 7/15/26	2,805,000	2,584,708
3.250%, 11/15/27	3,000,000	2,869,004
salesforce.com, Inc. 3.250%, 4/11/23	375,000	372,362
3.700%, 4/11/28	375,000	371,201
VMware, Inc. 2.300%, 8/21/20	460,000	449,344
2.950%, 8/21/22	515,000	493,250
3.900%, 8/21/27	2,050,000	1,883,757

		63,900,600

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc. 1.100%, 8/2/19	1,000,000	983,804
1.500%, 9/12/19	750,000	739,900
1.800%, 11/13/19	1,100,000	1,087,015
1.550%, 2/7/20	1,000,000	981,550
1.900%, 2/7/20	750,000	740,236
2.000%, 5/6/20	1,000,000	986,045
1.800%, 5/11/20	1,000,000	982,306
2.000%, 11/13/20	1,000,000	980,066
2.250%, 2/23/21	2,250,000	2,211,829
2.850%, 5/6/21	935,000	932,429
1.550%, 8/4/21	1,400,000	1,341,011
2.150%, 2/9/22	1,000,000	968,891
2.500%, 2/9/22	750,000	735,556
2.300%, 5/11/22	1,000,000	970,596
2.700%, 5/13/22	1,000,000	984,979
2.100%, 9/12/22	750,000	718,891
2.400%, 1/13/23	1,000,000	966,394
2.850%, 2/23/23	1,250,000	1,230,208
2.400%, 5/3/23	4,707,000	4,529,049
3.000%, 2/9/24	495,000	484,019
3.450%, 5/6/24	4,000,000	3,991,966
2.850%, 5/11/24	750,000	724,428
2.750%, 1/13/25	750,000	715,539
2.500%, 2/9/25	1,000,000	938,263
3.250%, 2/23/26	2,255,000	2,199,978
2.450%, 8/4/26	1,675,000	1,536,130
3.350%, 2/9/27	1,500,000	1,467,159
3.200%, 5/11/27	923,000	891,173
3.000%, 6/20/27	2,060,000	1,956,811
2.900%, 9/12/27	1,500,000	1,412,076
3.000%, 11/13/27	2,250,000	2,131,635
Dell International LLC 4.420%, 6/15/21§	3,750,000	3,804,960
5.450%, 6/15/23§	3,075,000	3,217,440
6.020%, 6/15/26§	3,905,000	4,103,068
Hewlett Packard Enterprise Co. 3.600%, 10/15/20 (e)	1,350,000	1,357,009
4.400%, 10/15/22 (e)	1,500,000	1,536,433
4.900%, 10/15/25	3,000,000	3,056,050
HP, Inc. 3.750%, 12/1/20	41,000	41,349
4.050%, 9/15/22	1,000,000	1,013,059
NetApp, Inc. 2.000%, 9/27/19	200,000	197,181
3.375%, 6/15/21	550,000	546,177
3.300%, 9/29/24	500,000	478,037
Seagate HDD Cayman 4.250%, 3/1/22	350,000	344,254
4.875%, 3/1/24	300,000	293,408
Xerox Corp. 5.625%, 12/15/19	639,000	657,307
2.800%, 5/15/20	750,000	739,001
3.500%, 8/20/20	250,000	248,757
4.500%, 5/15/21	185,000	187,318
3.625%, 3/15/23	1,000,000	959,029
3.800%, 5/15/24	750,000	717,953

		65,017,722

Total Information Technology		271,193,678

Materials (0.8%)
Chemicals (0.5%)
Air Products & Chemicals, Inc. 4.375%, 8/21/19	439,000	446,314
2.750%, 2/3/23	1,000,000	975,619
3.350%, 7/31/24	750,000	744,807
Airgas, Inc. 3.650%, 7/15/24	450,000	447,936
Albemarle Corp. 4.150%, 12/1/24	250,000	251,644
Braskem Finance Ltd. 6.450%, 2/3/24 (x)	1,250,000	1,314,063
Cabot Corp. 3.700%, 7/15/22	500,000	502,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Celanese US Holdings LLC 5.875%, 6/15/21	$370,000	$392,159
4.625%, 11/15/22	450,000	463,339
Dow Chemical Co. (The) 4.250%, 11/15/20	1,984,000	2,027,496
4.125%, 11/15/21	100,000	101,736
3.000%, 11/15/22	1,000,000	973,544
Eastman Chemical Co. 2.700%, 1/15/20	1,000,000	994,223
3.600%, 8/15/22	1,125,000	1,118,961
3.800%, 3/15/25	1,000,000	989,767
Ecolab, Inc. 2.250%, 1/12/20	400,000	395,214
4.350%, 12/8/21	1,106,000	1,140,145
3.250%, 1/14/23	500,000	496,365
2.700%, 11/1/26	215,000	198,893
EI du Pont de Nemours & Co. 2.200%, 5/1/20	2,167,000	2,133,386
3.625%, 1/15/21	1,700,000	1,718,281
2.800%, 2/15/23	1,000,000	967,100
FMC Corp. 4.100%, 2/1/24	1,500,000	1,501,631
LYB International Finance BV 4.000%, 7/15/23	1,100,000	1,105,895
LyondellBasell Industries NV 6.000%, 11/15/21	1,800,000	1,930,960
Methanex Corp. 3.250%, 12/15/19	220,000	218,776
4.250%, 12/1/24	650,000	642,071
Monsanto Co. 2.750%, 7/15/21	750,000	730,713
Mosaic Co. (The) 3.250%, 11/15/22	500,000	485,797
4.250%, 11/15/23	1,000,000	1,003,985
4.050%, 11/15/27	750,000	713,967
NewMarket Corp. 4.100%, 12/15/22	167,000	169,508
Nutrien Ltd. 6.500%, 5/15/19	860,000	885,358
4.875%, 3/30/20	194,000	198,135
3.150%, 10/1/22	131,000	127,246
3.500%, 6/1/23	1,000,000	976,303
3.625%, 3/15/24	500,000	486,966
4.000%, 12/15/26	500,000	483,705
PPG Industries, Inc. 3.600%, 11/15/20	350,000	353,154
3.200%, 3/15/23	650,000	642,608
Praxair, Inc. 4.500%, 8/15/19	800,000	814,711
2.250%, 9/24/20	500,000	491,801
4.050%, 3/15/21	500,000	511,907
3.000%, 9/1/21	600,000	596,904
2.200%, 8/15/22	450,000	430,578
2.700%, 2/21/23	500,000	486,358
3.200%, 1/30/26 (x)	350,000	340,395
RPM International, Inc. 6.125%, 10/15/19	700,000	724,611
3.750%, 3/15/27	350,000	334,385
Sherwin-Williams Co. (The) 7.250%, 6/15/19	439,000	457,137
2.250%, 5/15/20	1,000,000	982,966
4.200%, 1/15/22	200,000	203,528
2.750%, 6/1/22	1,250,000	1,204,964
3.125%, 6/1/24	575,000	548,353
3.950%, 1/15/26	500,000	494,634
3.450%, 6/1/27	750,000	708,386
Westlake Chemical Corp. 3.600%, 8/15/26	500,000	475,129

		41,256,669

Construction Materials (0.0%)
Martin Marietta Materials, Inc. 4.250%, 7/2/24	285,000	289,317
3.450%, 6/1/27	321,000	299,067
3.500%, 12/15/27	500,000	463,500
Vulcan Materials Co. 4.500%, 4/1/25	1,250,000	1,275,090
3.900%, 4/1/27	130,000	124,363

		2,451,337

Containers & Packaging (0.1%)
Bemis Co., Inc. 6.800%, 8/1/19	471,000	488,795
3.100%, 9/15/26	500,000	457,086
International Paper Co. 7.500%, 8/15/21	106,000	117,412
4.750%, 2/15/22	194,000	200,564
3.650%, 6/15/24	1,900,000	1,874,509
Packaging Corp. of America 2.450%, 12/15/20	285,000	279,318
3.900%, 6/15/22	500,000	504,734
4.500%, 11/1/23	200,000	206,837
3.650%, 9/15/24	1,000,000	987,862
3.400%, 12/15/27	360,000	339,640
WestRock Co. 3.000%, 9/15/24§	500,000	472,941
3.750%, 3/15/25§	500,000	490,512
4.000%, 3/15/28§	500,000	491,496
WestRock RKT Co. 4.900%, 3/1/22	1,500,000	1,564,687

		8,476,393

Metals & Mining (0.1%)
ArcelorMittal 5.500%, 8/5/20	655,000	674,650
5.750%, 3/1/21	600,000	624,000
6.500%, 2/25/22	550,000	586,410
6.125%, 6/1/25	405,000	438,048
Barrick North America Finance LLC
4.400%, 5/30/21	409,000	425,871
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	673,457
Goldcorp, Inc. 3.625%, 6/9/21	330,000	329,465
3.700%, 3/15/23	600,000	588,967
Newmont Mining Corp. 3.500%, 3/15/22	1,156,000	1,149,078
Nucor Corp. 3.950%, 5/1/28	1,350,000	1,352,879
Reliance Steel & Aluminum Co. 4.500%, 4/15/23	500,000	511,666
Rio Tinto Finance USA Ltd. 3.750%, 6/15/25	1,000,000	1,006,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Copper Corp. 5.375%, 4/16/20	$253,000	$261,855
3.500%, 11/8/22	244,000	239,181
3.875%, 4/23/25	300,000	295,125
Vale Overseas Ltd. 4.375%, 1/11/22	337,000	340,508
6.250%, 8/10/26	1,250,000	1,356,294
Yamana Gold, Inc. 4.950%, 7/15/24	250,000	249,220
4.625%, 12/15/27	400,000	383,141

		11,486,551

Paper & Forest Products (0.1%)
Domtar Corp. 4.400%, 4/1/22	2,000,000	2,039,999
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	1,000,000	922,485
5.500%, 1/17/27	625,000	619,531

		3,582,015

Total Materials		67,252,965

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	250,000	247,794
3.900%, 6/15/23	1,000,000	1,001,470
4.000%, 1/15/24 (x)	555,000	557,609
3.450%, 4/30/25	750,000	720,102
American Campus Communities Operating Partnership LP (REIT)
3.350%, 10/1/20	600,000	598,069
3.750%, 4/15/23	500,000	497,214
3.625%, 11/15/27	200,000	187,238
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	475,852
American Tower Corp. (REIT) 5.050%, 9/1/20	1,058,000	1,095,411
3.300%, 2/15/21	1,750,000	1,743,788
3.450%, 9/15/21	1,000,000	996,816
2.250%, 1/15/22	1,250,000	1,192,063
4.700%, 3/15/22	500,000	515,673
3.500%, 1/31/23	1,150,000	1,131,543
3.000%, 6/15/23	500,000	479,954
5.000%, 2/15/24	1,000,000	1,036,075
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	1,000,000	1,008,921
2.950%, 9/15/22	500,000	488,844
4.200%, 12/15/23	100,000	102,453
3.500%, 11/15/25	250,000	244,222
2.950%, 5/11/26	1,000,000	936,167
2.900%, 10/15/26	250,000	232,187
3.350%, 5/15/27	175,000	167,468
Boston Properties LP (REIT) 5.875%, 10/15/19	200,000	206,004
5.625%, 11/15/20	2,015,000	2,111,903
3.850%, 2/1/23	500,000	501,443
3.125%, 9/1/23	1,000,000	968,269
3.200%, 1/15/25	1,750,000	1,667,746
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	248,224
3.950%, 11/15/27	300,000	285,161
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	472,213
3.250%, 9/15/23	750,000	719,021
3.650%, 6/15/24	300,000	287,870
3.850%, 2/1/25	355,000	341,298
4.125%, 6/15/26	275,000	264,522
3.900%, 3/15/27	250,000	234,057
Camden Property Trust (REIT) 2.950%, 12/15/22	1,150,000	1,119,880
CC Holdings GS V LLC (REIT) 3.849%, 4/15/23	500,000	495,462
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	245,484
3.650%, 8/15/26	250,000	233,665
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	751,256
3.600%, 5/15/23	200,000	193,702
5.000%, 7/1/25	100,000	102,354
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	553,751
2.250%, 9/1/21	1,000,000	958,114
5.250%, 1/15/23	1,000,000	1,047,955
3.150%, 7/15/23	1,970,000	1,887,939
3.200%, 9/1/24	500,000	471,170
4.450%, 2/15/26	2,165,000	2,144,498
3.700%, 6/15/26	165,000	154,758
3.650%, 9/1/27	750,000	694,754
CubeSmart LP (REIT) 4.375%, 12/15/23	485,000	495,524
3.125%, 9/1/26	250,000	230,361
DCT Industrial Operating Partnership LP (REIT)
4.500%, 10/15/23	125,000	129,569
DDR Corp. (REIT) 4.625%, 7/15/22	1,000,000	1,031,142
3.625%, 2/1/25	216,000	203,717
4.700%, 6/1/27	165,000	165,355
Digital Realty Trust LP (REIT) 5.875%, 2/1/20	1,000,000	1,033,808
3.400%, 10/1/20	500,000	500,106
5.250%, 3/15/21 (x)	500,000	521,882
2.750%, 2/1/23	175,000	166,564
3.700%, 8/15/27	1,500,000	1,420,152
Duke Realty LP (REIT) 3.250%, 6/30/26	750,000	703,384
3.375%, 12/15/27	500,000	466,256
EPR Properties (REIT) 5.750%, 8/15/22	250,000	262,295
4.500%, 4/1/25	350,000	344,530
4.750%, 12/15/26	250,000	243,931
4.500%, 6/1/27	450,000	426,999
4.950%, 4/15/28	500,000	488,095
ERP Operating LP (REIT) 2.375%, 7/1/19	800,000	795,899
4.750%, 7/15/20	450,000	463,337
3.000%, 4/15/23	1,000,000	975,160
3.375%, 6/1/25	1,000,000	970,840
3.250%, 8/1/27	355,000	337,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Essex Portfolio LP (REIT) 3.250%, 5/1/23	$1,000,000	$976,330
3.500%, 4/1/25	650,000	627,484
3.375%, 4/15/26	250,000	236,412
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	467,309
Government Properties Income Trust (REIT)
3.750%, 8/15/19	500,000	500,645
HCP, Inc. (REIT) 2.625%, 2/1/20	656,000	647,138
5.375%, 2/1/21	1,690,000	1,774,500
3.150%, 8/1/22	250,000	243,027
4.250%, 11/15/23	1,070,000	1,073,754
3.875%, 8/15/24	1,000,000	977,888
3.400%, 2/1/25	500,000	472,307
4.000%, 6/1/25	350,000	341,320
Healthcare Trust of America Holdings LP (REIT)
3.375%, 7/15/21	350,000	347,892
2.950%, 7/1/22	250,000	241,194
3.700%, 4/15/23	250,000	245,273
3.500%, 8/1/26	185,000	174,458
Hospitality Properties Trust (REIT)
4.250%, 2/15/21	350,000	352,817
4.500%, 6/15/23	1,000,000	1,009,325
5.250%, 2/15/26 (x)	350,000	354,173
4.950%, 2/15/27	540,000	534,365
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	979,841
Series C 4.750%, 3/1/23	1,100,000	1,126,592
Series E 4.000%, 6/15/25	310,000	299,725
Kilroy Realty LP (REIT) 3.800%, 1/15/23	450,000	448,081
3.450%, 12/15/24	350,000	335,446
4.375%, 10/1/25	400,000	400,006
Kimco Realty Corp. (REIT) 6.875%, 10/1/19	439,000	458,404
3.400%, 11/1/22	500,000	491,256
3.125%, 6/1/23	1,000,000	957,610
2.700%, 3/1/24	250,000	232,125
3.300%, 2/1/25	610,000	577,802
Kite Realty Group LP (REIT) 4.000%, 10/1/26	250,000	231,747
Liberty Property LP (REIT) 4.750%, 10/1/20	389,000	400,362
4.125%, 6/15/22	1,094,000	1,115,463
3.750%, 4/1/25	100,000	97,593
3.250%, 10/1/26	300,000	277,236
Life Storage LP (REIT) 3.875%, 12/15/27	400,000	377,537
LifeStorage LP (REIT) 3.500%, 7/1/26	500,000	467,866
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	177,869
3.750%, 6/15/24	450,000	442,007
4.000%, 11/15/25	350,000	344,168
3.600%, 6/1/27	500,000	475,994
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	250,784
3.300%, 4/15/23	700,000	680,352
3.900%, 6/15/24	500,000	491,934
4.000%, 11/15/25	200,000	195,683
3.600%, 12/15/26	250,000	235,719
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,062,676
4.500%, 1/15/25	450,000	440,883
Physicians Realty LP (REIT) 4.300%, 3/15/27	250,000	240,238
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	502,466
Prologis LP (REIT) 4.250%, 8/15/23	100,000	102,892
3.750%, 11/1/25	445,000	442,936
Public Storage (REIT) 2.370%, 9/15/22	250,000	239,265
3.094%, 9/15/27	300,000	281,528
Realty Income Corp. (REIT) 3.250%, 10/15/22	844,000	828,061
4.650%, 8/1/23	1,000,000	1,032,666
3.875%, 4/15/25	750,000	740,297
4.125%, 10/15/26	725,000	720,955
Regency Centers LP (REIT) 3.600%, 2/1/27	360,000	341,080
4.125%, 3/15/28	500,000	494,598
Sabra Health Care LP (REIT) 5.500%, 2/1/21	500,000	510,625
Select Income REIT (REIT) 4.250%, 5/15/24	1,100,000	1,050,636
Senior Housing Properties Trust (REIT)
4.750%, 2/15/28	500,000	483,427
Simon Property Group LP (REIT)
2.500%, 9/1/20	500,000	492,757
4.375%, 3/1/21	1,095,000	1,128,039
2.350%, 1/30/22	500,000	481,682
2.625%, 6/15/22	500,000	483,250
2.750%, 6/1/23	600,000	577,052
3.750%, 2/1/24	1,000,000	1,001,104
3.500%, 9/1/25	500,000	487,501
3.250%, 11/30/26	500,000	474,545
3.375%, 6/15/27 (x)	1,750,000	1,669,614
3.375%, 12/1/27	750,000	714,149
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	290,749
SL Green Realty Corp. (REIT) 4.500%, 12/1/22	150,000	151,929
STORE Capital Corp. (REIT) 4.500%, 3/15/28	275,000	265,443
Tanger Properties LP (REIT) 3.125%, 9/1/26	500,000	449,784
UDR, Inc. (REIT) 3.700%, 10/1/20	1,500,000	1,510,437
4.000%, 10/1/25	250,000	248,228
2.950%, 9/1/26	125,000	114,417
3.500%, 7/1/27	350,000	330,707
Series 0001 4.625%, 1/10/22	200,000	206,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ventas Realty LP (REIT) 2.700%, 4/1/20	$1,050,000	$1,038,691
4.250%, 3/1/22	662,000	675,195
3.100%, 1/15/23	500,000	485,208
3.125%, 6/15/23	600,000	579,580
3.750%, 5/1/24	50,000	49,229
3.250%, 10/15/26	800,000	736,403
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21	320,000	324,897
4.600%, 2/6/24	400,000	399,921
4.875%, 6/1/26	485,000	484,151
3.950%, 8/15/27	320,000	296,806
Vornado Realty LP (REIT) 3.500%, 1/15/25	550,000	524,388
Washington Prime Group LP (REIT)
5.950%, 8/15/24 (x)	535,000	515,339
Washington REIT (REIT) 3.950%, 10/15/22	150,000	151,296
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	589,302
Welltower, Inc. (REIT) 6.125%, 4/15/20	385,000	402,542
4.950%, 1/15/21	1,000,000	1,031,145
4.500%, 1/15/24	1,000,000	1,016,116
4.250%, 4/15/28	575,000	563,937
Weyerhaeuser Co. (REIT) 4.625%, 9/15/23	1,000,000	1,039,013
WP Carey, Inc. (REIT) 4.600%, 4/1/24	300,000	303,066
4.000%, 2/1/25	300,000	290,088
4.250%, 10/1/26	400,000	388,468

		104,041,190

Real Estate Management & Development (0.0%)
CBRE Services, Inc. 4.875%, 3/1/26	1,500,000	1,547,974
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	463,750

		2,011,724

Total Real Estate		106,052,914

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 5.875%, 10/1/19	800,000	827,257
3.200%, 3/1/22	835,000	819,549
3.800%, 3/1/24	1,000,000	981,492
4.450%, 4/1/24	1,500,000	1,520,124
3.950%, 1/15/25	1,000,000	976,065
3.400%, 5/15/25	4,000,000	3,749,500
4.125%, 2/17/26	2,750,000	2,681,136
4.250%, 3/1/27	2,500,000	2,442,354
4.100%, 2/15/28§	9,453,000	9,028,590
4.300%, 2/15/30§	8,159,000	7,677,320
Deutsche Telekom International Finance BV
6.000%, 7/8/19	100,000	103,008
Emirates Telecommunications Group Co. PJSC
3.500%, 6/18/24 (m)	1,000,000	978,750
Orange SA 5.375%, 7/8/19	500,000	512,087
1.625%, 11/3/19	1,000,000	981,908
4.125%, 9/14/21	1,000,000	1,023,149
Telefonica Emisiones SAU 5.877%, 7/15/19	570,000	586,509
5.134%, 4/27/20	629,000	648,771
5.462%, 2/16/21	2,456,000	2,572,187
4.570%, 4/27/23	500,000	515,449
4.103%, 3/8/27	440,000	425,662
Telefonos de Mexico SAB de CV 5.500%, 11/15/19	600,000	617,868
TELUS Corp. 2.800%, 2/16/27	400,000	366,256
Verizon Communications, Inc. 3.500%, 11/1/24	1,750,000	1,696,974
3.376%, 2/15/25	1,000,000	956,244
2.625%, 8/15/26	2,265,000	2,009,504
4.125%, 3/16/27	2,250,000	2,216,781
4.329%, 9/21/28 (b)§	17,738,000	17,581,957

		64,496,451

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV 5.000%, 3/30/20	1,460,000	1,496,339
3.125%, 7/16/22	1,200,000	1,175,004
Rogers Communications, Inc. 3.000%, 3/15/23	750,000	729,904
3.625%, 12/15/25	500,000	490,412
2.900%, 11/15/26	500,000	460,999
Vodafone Group plc 2.500%, 9/26/22	700,000	669,050
2.950%, 2/19/23	1,306,000	1,260,360
3.750%, 1/16/24	700,000	693,588
4.125%, 5/30/25	500,000	497,199
4.375%, 5/30/28	875,000	864,646

		8,337,501

Total Telecommunication Services		72,833,952

Utilities (1.5%)
Electric Utilities (1.0%)
AEP Texas, Inc. 2.400%, 10/1/22	350,000	342,747
AEP Transmission Co. LLC 3.100%, 12/1/26	250,000	240,629
Alabama Power Co. Series 17A 2.450%, 3/30/22	500,000	486,216
American Electric Power Co., Inc.
2.150%, 11/13/20	180,000	175,531
3.200%, 11/13/27	400,000	373,467
Series F 2.950%, 12/15/22	150,000	145,669
Appalachian Power Co. 3.400%, 6/1/25	350,000	343,073
Arizona Public Service Co. 3.150%, 5/15/25	200,000	193,883
2.950%, 9/15/27	350,000	329,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Avangrid, Inc. 3.150%, 12/1/24	$500,000	$482,611
Baltimore Gas & Electric Co. 2.400%, 8/15/26	700,000	636,539
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	239,263
Series Z 2.400%, 9/1/26	250,000	227,715
Cleco Corporate Holdings LLC 3.743%, 5/1/26 (e)	750,000	709,265
Commonwealth Edison Co. 4.000%, 8/1/20	431,000	435,979
3.400%, 9/1/21	250,000	249,223
Series 122 2.950%, 8/15/27	500,000	470,258
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	150,592
Series A 3.200%, 3/15/27	250,000	240,769
DTE Electric Co. 3.650%, 3/15/24	245,000	246,451
Duke Energy Carolinas LLC 4.300%, 6/15/20	250,000	255,743
2.500%, 3/15/23	500,000	483,068
2.950%, 12/1/26	1,000,000	946,346
Duke Energy Corp. 5.050%, 9/15/19	655,000	668,282
1.800%, 9/1/21	750,000	715,508
2.400%, 8/15/22	300,000	287,671
3.050%, 8/15/22	1,100,000	1,081,924
3.750%, 4/15/24	350,000	348,089
3.150%, 8/15/27	750,000	698,273
Duke Energy Florida LLC 2.100%, 12/15/19	157,500	156,652
3.200%, 1/15/27	650,000	625,257
3.800%, 7/15/28	750,000	753,367
Duke Energy Indiana LLC 3.750%, 7/15/20	1,062,000	1,075,949
Duke Energy Ohio, Inc. 3.800%, 9/1/23	1,000,000	1,011,319
Edison International 2.125%, 4/15/20	550,000	539,142
2.400%, 9/15/22	400,000	380,808
2.950%, 3/15/23	300,000	288,355
4.125%, 3/15/28	500,000	492,328
Emera US Finance LP 2.700%, 6/15/21	500,000	486,660
3.550%, 6/15/26	665,000	625,894
Enel Americas SA 4.000%, 10/25/26	165,000	156,766
Enel Chile SA 4.875%, 6/12/28	750,000	755,625
Entergy Arkansas, Inc. 3.750%, 2/15/21	1,000,000	1,013,886
3.700%, 6/1/24	1,000,000	1,010,041
3.500%, 4/1/26	300,000	296,360
Entergy Corp. 5.125%, 9/15/20	787,000	810,473
4.000%, 7/15/22	1,000,000	1,010,005
2.950%, 9/1/26	300,000	273,629
Entergy Louisiana LLC 2.400%, 10/1/26	500,000	453,408
Eversource Energy 4.500%, 11/15/19	419,000	426,611
2.500%, 3/15/21	500,000	490,217
Series H 3.150%, 1/15/25	150,000	144,874
Series K 2.750%, 3/15/22	1,000,000	975,844
Series L 2.900%, 10/1/24	500,000	473,486
Series M 3.300%, 1/15/28	500,000	476,275
Exelon Corp. 2.850%, 6/15/20	750,000	743,952
5.150%, 12/1/20	600,000	620,156
2.450%, 4/15/21	330,000	320,330
3.497%, 6/1/22	1,000,000	993,517
3.950%, 6/15/25	750,000	746,441
3.400%, 4/15/26	500,000	475,244
FirstEnergy Corp.
Series A 2.850%, 7/15/22	450,000	435,042
Series B 4.250%, 3/15/23	675,000	684,958
3.900%, 7/15/27	625,000	606,838
Florida Power & Light Co. 2.750%, 6/1/23	250,000	243,622
Fortis, Inc. 2.100%, 10/4/21	465,000	443,593
3.055%, 10/4/26	750,000	684,952
Georgia Power Co. 4.250%, 12/1/19	307,000	311,583
2.000%, 3/30/20	300,000	295,076
2.400%, 4/1/21	350,000	339,853
2.850%, 5/15/22	750,000	734,350
3.250%, 4/1/26	350,000	335,600
3.250%, 3/30/27	500,000	472,887
Series C 2.000%, 9/8/20	205,000	200,106
Great Plains Energy, Inc. 4.850%, 6/1/21	62,000	63,583
Gulf Power Co.
Series A 3.300%, 5/30/27	250,000	240,536
Hydro-Quebec
Series HY 8.400%, 1/15/22	125,000	143,650
Indiana Michigan Power Co. 3.850%, 5/15/28	1,250,000	1,252,630
Interstate Power & Light Co. 3.250%, 12/1/24	500,000	490,914
ITC Holdings Corp. 2.700%, 11/15/22	400,000	385,213
3.650%, 6/15/24	325,000	319,284
3.250%, 6/30/26	300,000	282,134
3.350%, 11/15/27	400,000	375,130
Kansas City Power & Light Co. 3.150%, 3/15/23	250,000	243,125
3.650%, 8/15/25	500,000	491,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LG&E & KU Energy LLC 3.750%, 11/15/20	$500,000	$506,015
MidAmerican Energy Co. 3.500%, 10/15/24	300,000	301,443
3.100%, 5/1/27	1,000,000	962,816
Mississippi Power Co. 3.950%, 3/30/28	250,000	246,750
Nevada Power Co.
Series BB 2.750%, 4/15/20	375,000	373,952
NextEra Energy Capital Holdings, Inc.
2.400%, 9/15/19	500,000	495,675
2.700%, 9/15/19	350,000	348,321
4.500%, 6/1/21	1,000,000	1,017,929
2.800%, 1/15/23	400,000	386,555
3.550%, 5/1/27	1,500,000	1,437,767
Northern States Power Co. 2.200%, 8/15/20	250,000	246,519
2.150%, 8/15/22	700,000	668,985
NSTAR Electric Co. 2.375%, 10/15/22	1,000,000	962,529
3.200%, 5/15/27	500,000	478,705
Oncor Electric Delivery Co. LLC 7.000%, 9/1/22	750,000	852,019
Pacific Gas & Electric Co. 3.500%, 10/1/20	1,344,000	1,330,562
3.250%, 6/15/23	250,000	239,217
3.750%, 2/15/24	450,000	434,819
3.400%, 8/15/24	500,000	468,015
3.500%, 6/15/25	250,000	233,196
2.950%, 3/1/26	500,000	446,651
3.300%, 3/15/27	500,000	451,779
PacifiCorp 2.950%, 2/1/22	500,000	494,842
3.600%, 4/1/24	600,000	603,073
PECO Energy Co. 2.375%, 9/15/22	500,000	481,332
3.150%, 10/15/25	700,000	677,139
Pinnacle West Capital Corp. 2.250%, 11/30/20	115,000	112,508
PNM Resources, Inc. 3.250%, 3/9/21	250,000	247,666
Potomac Electric Power Co. 3.600%, 3/15/24	300,000	299,935
PPL Capital Funding, Inc. 4.200%, 6/15/22	1,078,000	1,090,143
3.500%, 12/1/22	1,000,000	987,253
3.400%, 6/1/23	250,000	246,139
3.100%, 5/15/26	500,000	466,289
Progress Energy, Inc. 4.400%, 1/15/21	156,000	159,252
3.150%, 4/1/22	1,250,000	1,232,230
Public Service Co. of Colorado 3.200%, 11/15/20	150,000	150,436
2.250%, 9/15/22	500,000	480,231
3.700%, 6/15/28	350,000	351,580
Public Service Electric & Gas Co. 1.900%, 3/15/21	175,000	168,952
2.375%, 5/15/23	500,000	475,818
2.250%, 9/15/26	450,000	406,456
3.700%, 5/1/28	500,000	501,465
Southern California Edison Co. 3.875%, 6/1/21	381,000	387,574
1.845%, 2/1/22	114,286	111,822
Series A 2.900%, 3/1/21	500,000	495,409
Series B 2.400%, 2/1/22	200,000	193,059
3.650%, 3/1/28	750,000	736,924
Series C 3.500%, 10/1/23	200,000	199,892
Series D 3.400%, 6/1/23	350,000	348,645
Southern Co. (The) 1.850%, 7/1/19	685,000	677,825
2.150%, 9/1/19	1,200,000	1,188,590
2.750%, 6/15/20	500,000	495,940
2.350%, 7/1/21	1,500,000	1,459,291
2.950%, 7/1/23	575,000	554,728
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26	500,000	461,957
Southwestern Public Service Co. 3.300%, 6/15/24	300,000	293,916
Tucson Electric Power Co. 3.050%, 3/15/25	600,000	569,971
UIL Holdings Corp. 4.625%, 10/1/20	500,000	512,362
Union Electric Co. 3.500%, 4/15/24	500,000	499,936
2.950%, 6/15/27	500,000	471,636
Virginia Electric & Power Co. 3.450%, 2/15/24	1,000,000	988,968
Series A 3.150%, 1/15/26	715,000	687,721
3.500%, 3/15/27	750,000	734,268
3.800%, 4/1/28	500,000	498,582
Series B 2.950%, 11/15/26	500,000	470,638
Series C 2.750%, 3/15/23	1,400,000	1,353,425
Westar Energy, Inc. 2.550%, 7/1/26	350,000	323,477
Wisconsin Electric Power Co. 2.950%, 9/15/21	725,000	720,490
Wisconsin Power & Light Co. 3.050%, 10/15/27	350,000	330,474
Xcel Energy, Inc. 4.700%, 5/15/20	756,000	772,250
2.400%, 3/15/21	500,000	487,717
2.600%, 3/15/22	500,000	485,256
3.300%, 6/1/25	500,000	483,459
3.350%, 12/1/26	500,000	479,813
4.000%, 6/15/28	500,000	500,860

		82,883,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.1%)
Atmos Energy Corp. 3.000%, 6/15/27	$310,000	$293,586
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	606,785
3.550%, 4/1/23	750,000	743,948
4.000%, 4/1/28	500,000	492,748
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	988,049
National Fuel Gas Co. 3.750%, 3/1/23	1,000,000	985,179
5.200%, 7/15/25	1,000,000	1,030,691
3.950%, 9/15/27	300,000	284,274
Southern California Gas Co. 3.150%, 9/15/24	550,000	536,595
Series TT 2.600%, 6/15/26	500,000	463,000
Southern Natural Gas Co. LLC 4.400%, 6/15/21	150,000	153,258

		6,578,113

Independent Power and Renewable Electricity Producers (0.0%)
Enel Generacion Chile SA 4.250%, 4/15/24	400,000	396,500
Exelon Generation Co. LLC 5.200%, 10/1/19	1,000,000	1,025,384
2.950%, 1/15/20	250,000	249,196
PSEG Power LLC 5.125%, 4/15/20	650,000	670,606
3.000%, 6/15/21	650,000	644,151
3.850%, 6/1/23	500,000	497,853
Southern Power Co. 4.150%, 12/1/25	500,000	501,140
Series 15B 2.375%, 6/1/20	250,000	246,307
Series D 1.950%, 12/15/19	500,000	492,269
Series E 2.500%, 12/15/21	500,000	482,874

		5,206,280

Multi-Utilities (0.4%)
Ameren Corp. 2.700%, 11/15/20	250,000	246,673
Ameren Illinois Co. 2.700%, 9/1/22	500,000	486,667
3.800%, 5/15/28	350,000	352,761
Berkshire Hathaway Energy Co. 2.400%, 2/1/20	750,000	744,516
2.375%, 1/15/21	235,000	230,183
2.800%, 1/15/23	415,000	405,410
3.750%, 11/15/23	1,100,000	1,113,842
Black Hills Corp. 4.250%, 11/30/23	600,000	609,834
3.950%, 1/15/26	350,000	347,169
CMS Energy Corp. 5.050%, 3/15/22	1,000,000	1,040,854
3.000%, 5/15/26	210,000	196,328
Consolidated Edison Co. of New York, Inc.
4.450%, 6/15/20	500,000	512,305
3.800%, 5/15/28	550,000	550,682
Series B 3.125%, 11/15/27	300,000	285,554
Consolidated Edison, Inc. 2.000%, 5/15/21	315,000	303,585
Series A 2.000%, 3/15/20	125,000	122,753
Consumers Energy Co. 6.700%, 9/15/19	1,002,000	1,045,733
Delmarva Power & Light Co. 3.500%, 11/15/23	750,000	747,789
Dominion Energy, Inc. 2.962%, 7/1/19 (e)	250,000	249,835
5.200%, 8/15/19	316,000	323,350
2.500%, 12/1/19	1,212,000	1,201,672
2.579%, 7/1/20 (e)	455,000	447,870
4.104%, 4/1/21 (e)	800,000	810,160
3.625%, 12/1/24	1,250,000	1,223,698
4.250%, 6/1/28	250,000	249,989
Series B 1.600%, 8/15/19	350,000	344,417
2.750%, 1/15/22	500,000	486,254
Series C 2.000%, 8/15/21	300,000	287,237
Series D 2.850%, 8/15/26	450,000	410,483
DTE Energy Co. 1.500%, 10/1/19	250,000	245,162
2.400%, 12/1/19	350,000	346,431
2.850%, 10/1/26	750,000	684,219
3.800%, 3/15/27	500,000	488,388
Series B 3.300%, 6/15/22	300,000	296,387
Series C 3.500%, 6/1/24	1,000,000	971,780
NiSource, Inc. 2.650%, 11/17/22	185,000	177,619
3.650%, 6/15/23 (b)§	350,000	349,595
3.490%, 5/15/27	1,250,000	1,195,374
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	963,631
Puget Energy, Inc. 6.000%, 9/1/21	1,500,000	1,591,799
San Diego Gas & Electric Co. 2.500%, 5/15/26	500,000	456,741
Series NNN 3.600%, 9/1/23	1,650,000	1,660,909
Sempra Energy 1.625%, 10/7/19	350,000	343,394
2.400%, 2/1/20	325,000	321,021
2.850%, 11/15/20	300,000	296,417
2.875%, 10/1/22	563,000	547,044
2.900%, 2/1/23	165,000	159,170
3.550%, 6/15/24	250,000	244,939
3.750%, 11/15/25	300,000	294,250
3.250%, 6/15/27	500,000	465,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Co. Gas Capital Corp. 3.500%, 9/15/21	$750,000	$745,147
2.450%, 10/1/23	650,000	610,972
3.250%, 6/15/26	530,000	502,737
TECO Finance, Inc. 5.150%, 3/15/20	622,000	638,989
WEC Energy Group, Inc. 2.450%, 6/15/20	250,000	246,503
3.375%, 6/15/21	335,000	335,965
3.550%, 6/15/25	250,000	245,479

		30,803,482

Water Utilities (0.0%)
American Water Capital Corp. 3.850%, 3/1/24	800,000	806,367
3.400%, 3/1/25	400,000	395,545

		1,201,912

Total Utilities		126,673,152

Total Corporate Bonds		2,850,026,742

Foreign Government Securities (2.4%)
Canadian Government Bond 2.000%, 11/15/22 (x)	3,170,000	3,063,776
Export Development Canada 1.750%, 8/19/19	3,000,000	2,974,996
1.000%, 9/13/19	750,000	736,617
1.625%, 1/17/20	2,250,000	2,217,004
1.500%, 5/26/21	1,000,000	962,803
1.375%, 10/21/21	1,000,000	953,165
2.000%, 5/17/22	500,000	483,858
2.500%, 1/24/23	2,000,000	1,965,623
2.750%, 3/15/23	1,000,000	993,324
Export-Import Bank of Korea 2.375%, 8/12/19	1,250,000	1,239,239
2.125%, 1/25/20	1,000,000	981,506
5.125%, 6/29/20	500,000	516,254
2.500%, 11/1/20	950,000	930,160
4.000%, 1/29/21	1,500,000	1,517,521
4.375%, 9/15/21	200,000	204,696
2.750%, 1/25/22	1,000,000	971,619
5.000%, 4/11/22	500,000	523,272
3.000%, 11/1/22	950,000	924,120
4.000%, 1/14/24	500,000	504,294
2.875%, 1/21/25	1,500,000	1,410,722
3.250%, 11/10/25	1,000,000	957,296
2.625%, 5/26/26	2,000,000	1,823,752
2.375%, 4/21/27 (x)	1,500,000	1,327,458
FMS Wertmanagement AoeR 1.000%, 8/16/19	2,250,000	2,210,929
1.750%, 1/24/20	2,000,000	1,972,234
1.750%, 3/17/20	1,250,000	1,230,414
1.375%, 6/8/21	1,500,000	1,438,654
2.750%, 3/6/23	1,100,000	1,089,862
Iraq Government AID Bond 2.149%, 1/18/22	665,000	645,239
Japan Bank for International Cooperation
2.250%, 2/24/20	1,000,000	990,071
2.125%, 6/1/20	710,000	699,457
2.125%, 7/21/20	250,000	245,910
2.125%, 11/16/20	1,100,000	1,078,384
1.500%, 7/21/21	1,500,000	1,431,745
2.000%, 11/4/21	665,000	641,706
2.500%, 6/1/22	770,000	751,536
2.375%, 7/21/22	250,000	242,542
2.375%, 11/16/22	945,000	914,746
3.375%, 7/31/23	2,000,000	2,017,780
2.125%, 2/10/25	1,500,000	1,400,617
2.750%, 1/21/26	1,000,000	968,260
2.375%, 4/20/26	2,000,000	1,883,053
1.875%, 7/21/26	1,500,000	1,355,698
2.250%, 11/4/26 (x)	1,000,000	926,298
2.875%, 6/1/27	3,000,000	2,901,633
2.750%, 11/16/27	475,000	453,737
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	715,322
Japan International Cooperation Agency
2.750%, 4/27/27 (x)	690,000	658,873
3.375%, 6/12/28	500,000	500,961
Kingdom of Jordan 3.000%, 6/30/25	5,000,000	5,047,000
Province of Alberta Canada 1.900%, 12/6/19	2,000,000	1,975,884
2.200%, 7/26/22	1,500,000	1,448,799
3.300%, 3/15/28	1,250,000	1,233,502
Province of British Columbia 2.650%, 9/22/21 (x)	2,000,000	1,982,464
2.000%, 10/23/22	1,300,000	1,248,819
2.250%, 6/2/26	1,000,000	931,996
Province of Manitoba 2.125%, 5/4/22	2,000,000	1,926,170
2.100%, 9/6/22	1,468,000	1,406,150
3.050%, 5/14/24	1,000,000	988,923
2.125%, 6/22/26	1,000,000	915,515
Province of New Brunswick Canada
2.500%, 12/12/22	250,000	243,299
3.625%, 2/24/28	600,000	610,953
Province of Ontario 1.650%, 9/27/19	1,300,000	1,283,494
4.000%, 10/7/19	500,000	508,018
4.400%, 4/14/20	4,000,000	4,109,716
1.875%, 5/21/20	2,500,000	2,456,383
2.550%, 2/12/21 (x)	2,650,000	2,622,936
2.400%, 2/8/22	2,500,000	2,441,761
2.450%, 6/29/22 (x)	1,700,000	1,656,309
3.200%, 5/16/24	2,500,000	2,490,855
2.500%, 4/27/26	2,000,000	1,895,922
Province of Quebec 3.500%, 7/29/20	1,700,000	1,722,507
2.750%, 8/25/21	2,100,000	2,082,909
2.375%, 1/31/22	2,500,000	2,444,302
2.625%, 2/13/23	2,531,000	2,479,808
2.875%, 10/16/24	1,000,000	983,031
2.500%, 4/20/26	1,000,000	948,754
2.750%, 4/12/27	1,750,000	1,683,505
Republic of Chile 2.250%, 10/30/22	245,000	233,669
3.125%, 1/21/26 (x)	3,512,000	3,362,740
3.240%, 2/6/28	1,500,000	1,434,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Colombia 4.375%, 7/12/21	$2,350,000	$2,404,050
2.625%, 3/15/23 (x)	1,200,000	1,137,600
4.000%, 2/26/24	2,000,000	1,997,000
4.500%, 1/28/26	1,000,000	1,020,000
3.875%, 4/25/27	2,250,000	2,187,000
Republic of Hungary 6.375%, 3/29/21	3,000,000	3,202,500
5.375%, 2/21/23	1,000,000	1,058,750
5.375%, 3/25/24	3,000,000	3,187,500
Republic of Indonesia 2.950%, 1/11/23	1,250,000	1,185,937
3.500%, 1/11/28	1,000,000	925,000
4.100%, 4/24/28	800,000	772,436
Republic of Italy 6.875%, 9/27/23	2,000,000	2,245,827
Republic of Korea 3.875%, 9/11/23	250,000	255,524
2.750%, 1/19/27 (x)	1,750,000	1,652,070
Republic of Panama 5.200%, 1/30/20	1,143,000	1,180,147
4.000%, 9/22/24	890,000	897,788
3.750%, 3/16/25	3,000,000	2,973,000
Republic of Peru 4.125%, 8/25/27 (x)	1,000,000	1,023,750
Republic of Philippines 6.500%, 1/20/20	312,000	327,600
4.000%, 1/15/21	5,750,000	5,807,500
4.200%, 1/21/24	2,400,000	2,448,000
3.000%, 2/1/28	1,150,000	1,062,312
Republic of Poland 6.375%, 7/15/19	2,798,000	2,895,930
5.125%, 4/21/21	1,500,000	1,573,125
5.000%, 3/23/22	2,062,000	2,175,410
3.000%, 3/17/23	1,750,000	1,706,250
4.000%, 1/22/24	2,250,000	2,283,750
3.250%, 4/6/26	1,500,000	1,447,500
Republic of Uruguay 8.000%, 11/18/22	1,000,000	1,133,750
4.500%, 8/14/24 (x)	500,000	515,500
4.375%, 10/27/27	2,500,000	2,531,250
State of Israel 4.000%, 6/30/22	1,000,000	1,025,000
3.150%, 6/30/23	500,000	493,125
2.875%, 3/16/26	1,500,000	1,423,125
3.250%, 1/17/28	750,000	723,750
Svensk Exportkredit AB 1.125%, 8/28/19	1,000,000	983,247
1.750%, 5/18/20	1,500,000	1,472,209
1.875%, 6/23/20	750,000	736,782
2.375%, 3/9/22	1,000,000	978,914
2.000%, 8/30/22	250,000	240,158
2.875%, 3/14/23	1,500,000	1,490,345
Ukraine Government AID Bonds 1.847%, 5/29/20	3,755,000	3,691,541
1.471%, 9/29/21	1,000,000	957,500
United Mexican States 3.500%, 1/21/21 (x)	2,000,000	1,994,500
3.625%, 3/15/22	7,000,000	6,982,500
3.600%, 1/30/25	2,000,000	1,932,500
4.125%, 1/21/26	1,865,000	1,847,282
4.150%, 3/28/27	2,745,000	2,696,962
3.750%, 1/11/28	855,000	807,548

Total Foreign Government Securities		200,039,948

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,297
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	4,917
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	4,000	4,222
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.845%, 1/1/38	2,000	2,108
6.395%, 1/1/40	4,000	5,295
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	5,198
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,540
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	9,473
City of New York, General Obligation Bonds, Series 2009-A1 5.206%, 10/1/31	4,000	4,561
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E 4.200%, 12/1/21	155,000	159,883
County of Clark Airport System, Revenue Bonds, Series 2009B 6.881%, 7/1/42	4,000	4,161
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	5,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	$204,000	$275,131
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	5,280
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A 2.995%, 7/1/20	750,000	752,115
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	2,000	2,529
7.055%, 4/1/57	4,000	4,823
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,028,900
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/23	1,000,000	843,310
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	4,584
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	1,000	1,230
5.561%, 12/1/49	3,000	3,784
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	4,000	4,760
7.043%, 4/1/50	4,000	5,850
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D 2.388%, 12/1/23	1,000,000	931,750
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	350,000	336,144
State of California Federally Taxable General Obligation Bonds Various Purpose 2.800%, 4/1/21	165,000	164,607
3.375%, 4/1/25	190,000	189,354
3.500%, 4/1/28	250,000	249,255
State of California, California St Taxable, General Obligation Bonds 2.367%, 4/1/22	1,000,000	973,910
State of California, Various Purposes, General Obligation Bonds, Series 2009 6.200%, 10/1/19	400,000	418,024
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,339
State of Wisconsin, Revenue Bonds, 3.154%, 5/1/27	1,300,000	1,270,854
University of California 3.063%, 7/1/25	500,000	486,575

Total Municipal Bonds		8,165,587

Supranational (2.9%)
African Development Bank 1.375%, 2/12/20	1,000,000	979,361
1.875%, 3/16/20	2,500,000	2,465,653
2.625%, 3/22/21	1,375,000	1,367,744
1.250%, 7/26/21	1,000,000	952,933
2.125%, 11/16/22	250,000	242,106
Asian Development Bank 1.000%, 8/16/19	1,000,000	984,048
1.750%, 1/10/20	5,000,000	4,937,425
1.500%, 1/22/20	1,000,000	983,430
1.375%, 3/23/20	650,000	636,131
1.625%, 8/26/20 (x)	1,000,000	976,782
2.250%, 1/20/21 (x)	2,445,000	2,413,139
1.625%, 3/16/21 (x)	2,000,000	1,939,239
1.750%, 6/8/21	3,250,000	3,153,091
2.125%, 11/24/21 (x)	1,500,000	1,465,545
2.000%, 2/16/22	3,000,000	2,909,813
1.875%, 2/18/22	3,000,000	2,899,881
2.750%, 3/17/23 (x)	2,125,000	2,109,821
2.000%, 1/22/25 (x)	3,000,000	2,827,041
2.000%, 4/24/26	1,000,000	928,895
1.750%, 8/14/26	1,000,000	908,319
2.625%, 1/12/27 (x)	2,500,000	2,423,539
2.500%, 11/2/27	2,500,000	2,391,585
2.750%, 1/19/28 (x)	1,000,000	975,346
Corp. Andina de Fomento 2.200%, 7/18/20	1,250,000	1,227,367
4.375%, 6/15/22	1,500,000	1,553,903
Council of Europe Development Bank
1.750%, 11/14/19	1,500,000	1,482,450
1.875%, 1/27/20	750,000	741,170
1.625%, 3/10/20	1,000,000	982,529
2.625%, 2/13/23	450,000	443,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
European Bank for Reconstruction & Development
0.875%, 7/22/19	$200,000	$200,627
1.750%, 11/26/19	1,000,000	988,290
1.625%, 5/5/20	3,000,000	2,941,903
2.750%, 4/26/21	1,250,000	1,249,031
1.875%, 2/23/22	1,000,000	964,487
2.125%, 3/7/22	5,500,000	5,350,308
2.750%, 3/7/23	750,000	743,432
European Investment Bank 1.125%, 8/15/19	1,000,000	984,698
1.250%, 12/16/19	3,000,000	2,942,603
1.625%, 3/16/20	4,000,000	3,931,769
1.750%, 5/15/20	2,000,000	1,966,044
1.375%, 6/15/20	5,000,000	4,874,285
1.625%, 8/14/20	4,200,000	4,104,794
2.875%, 9/15/20	2,750,000	2,757,012
1.625%, 12/15/20	1,000,000	972,734
4.000%, 2/16/21	2,200,000	2,265,418
2.000%, 3/15/21 (x)	4,000,000	3,915,064
2.500%, 4/15/21	2,000,000	1,982,171
2.375%, 5/13/21	3,000,000	2,961,715
1.625%, 6/15/21	4,000,000	3,861,300
1.375%, 9/15/21	3,500,000	3,340,237
2.250%, 3/15/22	2,500,000	2,441,358
2.250%, 8/15/22	3,000,000	2,921,219
2.500%, 3/15/23	6,355,000	6,226,551
3.250%, 1/29/24	3,100,000	3,139,714
2.500%, 10/15/24 (x)	1,000,000	969,608
1.875%, 2/10/25 (x)	3,000,000	2,789,375
2.125%, 4/13/26	2,000,000	1,876,874
2.375%, 5/24/27 (x)	1,000,000	946,841
Inter-American Development Bank
3.875%, 9/17/19	1,000,000	1,015,711
1.250%, 10/15/19	1,000,000	983,601
1.750%, 10/15/19	5,000,000	4,949,419
3.875%, 2/14/20	3,349,000	3,415,290
1.625%, 5/12/20	3,300,000	3,238,177
1.875%, 6/16/20	1,500,000	1,477,019
1.375%, 7/15/20 (x)	5,000,000	4,870,295
2.125%, 11/9/20	3,100,000	3,057,020
1.875%, 3/15/21 (x)	1,150,000	1,122,848
2.625%, 4/19/21 (x)	1,405,000	1,398,625
1.250%, 9/14/21	1,000,000	951,499
2.125%, 1/18/22	1,000,000	974,884
1.750%, 9/14/22	2,500,000	2,384,824
2.500%, 1/18/23 (x)	3,500,000	3,437,126
3.000%, 2/21/24	2,000,000	2,002,113
2.125%, 1/15/25	2,000,000	1,900,978
2.000%, 6/2/26 (x)	1,050,000	973,653
International Bank for Reconstruction & Development
0.875%, 8/15/19	3,000,000	2,945,872
1.875%, 10/7/19	2,500,000	2,478,951
1.125%, 11/27/19	3,000,000	2,940,212
1.375%, 3/30/20	3,000,000	2,936,115
1.875%, 4/21/20	3,000,000	2,959,582
1.125%, 8/10/20	2,500,000	2,420,274
1.625%, 9/4/20 (x)	3,985,000	3,895,321
2.125%, 11/1/20 (x)	2,150,000	2,121,449
1.625%, 3/9/21	4,000,000	3,883,541
1.375%, 5/24/21	4,000,000	3,845,335
2.250%, 6/24/21	3,000,000	2,954,147
1.375%, 9/20/21	3,000,000	2,866,974
2.125%, 12/13/21	5,000,000	4,881,677
2.000%, 1/26/22	3,500,000	3,397,854
1.625%, 2/10/22 (x)	3,000,000	2,872,027
1.875%, 10/7/22	1,000,000	958,826
7.625%, 1/19/23	1,000,000	1,199,689
2.125%, 2/13/23 (x)	1,319,000	1,275,221
1.750%, 4/19/23	1,000,000	948,902
2.500%, 11/25/24	3,500,000	3,407,162
2.125%, 3/3/25	450,000	427,685
2.500%, 7/29/25	3,000,000	2,912,248
1.875%, 10/27/26	2,000,000	1,830,345
International Finance Corp. 1.750%, 9/16/19	2,500,000	2,476,548
1.625%, 7/16/20	1,500,000	1,468,213
2.250%, 1/25/21	2,000,000	1,975,275
1.125%, 7/20/21 (x)	1,250,000	1,189,096
2.000%, 10/24/22	750,000	723,111
2.125%, 4/7/26	2,000,000	1,879,780
Nordic Investment Bank 2.500%, 4/28/20	500,000	498,344
1.625%, 11/20/20 (x)	495,000	482,016
2.250%, 2/1/21	1,500,000	1,480,020
1.250%, 8/2/21	2,000,000	1,905,569
2.125%, 2/1/22	1,000,000	973,909
North American Development Bank
2.400%, 10/26/22	1,150,000	1,108,215

Total Supranational		237,584,106

U.S. Government Agency Securities (2.6%)
FFCB 1.500%, 12/19/19	1,000,000	987,352
2.375%, 4/13/20	2,500,000	2,495,028
1.550%, 5/8/20	500,000	491,339
2.550%, 5/15/20	3,000,000	3,001,784
1.680%, 10/13/20	1,000,000	979,818
2.350%, 2/12/21 (x)	500,000	496,462
1.620%, 4/20/21	1,000,000	969,864
1.500%, 7/6/21	1,000,000	960,897
1.950%, 11/2/21	1,000,000	973,822
1.680%, 1/5/22	1,000,000	958,824
FHLB 0.875%, 8/5/19	5,000,000	4,913,764
1.000%, 9/26/19	3,000,000	2,946,087
1.375%, 11/15/19	8,495,000	8,364,522
2.125%, 2/11/20	500,000	496,871
1.875%, 3/13/20	2,000,000	1,977,179
4.125%, 3/13/20	4,000,000	4,105,583
2.375%, 3/30/20	5,000,000	4,984,768
2.625%, 5/28/20 (x)	8,000,000	8,004,822
1.750%, 7/13/20	1,500,000	1,474,506
1.830%, 7/29/20	1,000,000	985,161
1.800%, 8/28/20	1,500,000	1,474,137
1.950%, 11/5/20	5,000,000	4,922,349
1.870%, 2/10/21	1,500,000	1,475,074
1.375%, 2/18/21	3,150,000	3,046,519
1.750%, 3/12/21	2,000,000	1,953,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 7/14/21 (x)	$10,000,000	$9,563,012
1.875%, 11/29/21 (x)	5,000,000	4,867,386
2.160%, 8/17/22	2,750,000	2,688,692
2.510%, 12/29/22	2,000,000	1,960,978
2.875%, 9/13/24	2,000,000	1,999,441
5.500%, 7/15/36	3,000	3,918
FHLMC 1.250%, 7/26/19	2,000,000	1,978,782
2.000%, 7/30/19	600,000	598,668
1.250%, 8/1/19	3,500,000	3,456,647
1.375%, 8/15/19	1,000,000	988,192
1.300%, 8/28/19	2,000,000	1,973,395
1.250%, 10/2/19	7,500,000	7,382,655
1.625%, 10/25/19	500,000	494,322
1.500%, 1/17/20	3,000,000	2,952,273
1.800%, 4/13/20	500,000	493,537
1.375%, 5/1/20 (x)	7,350,000	7,199,396
1.625%, 9/29/20	1,630,000	1,594,617
1.875%, 11/17/20	1,000,000	981,886
2.250%, 11/24/20	7,500,000	7,438,232
1.330%, 12/30/20	1,000,000	965,536
2.375%, 2/16/21	2,000,000	1,983,772
1.930%, 8/27/21	1,000,000	975,605
2.375%, 1/13/22	7,947,000	7,849,203
2.753%, 1/30/23	2,500,000	2,460,475
3.200%, 5/15/23	3,000,000	3,002,043
FNMA 1.075%, 7/11/19	500,000	494,345
0.875%, 8/2/19	5,000,000	4,914,874
1.250%, 8/23/19	1,000,000	988,176
1.000%, 8/28/19	5,000,000	4,917,279
1.750%, 9/12/19	5,500,000	5,454,055
(Zero Coupon), 10/9/19	4,000,000	3,872,497
1.000%, 10/24/19	4,750,000	4,657,999
1.650%, 1/27/20	1,000,000	987,473
1.500%, 2/28/20 (x)	3,500,000	3,441,266
1.500%, 6/22/20	2,500,000	2,448,643
1.500%, 11/30/20	2,817,000	2,739,805
1.875%, 12/28/20	1,313,000	1,289,094
1.375%, 2/26/21 (x)	3,000,000	2,904,178
1.250%, 5/6/21 (x)	5,000,000	4,813,410
1.250%, 8/17/21	5,000,000	4,787,513
1.375%, 10/7/21	2,000,000	1,916,195
2.000%, 1/5/22	5,000,000	4,876,320
1.875%, 4/5/22	1,000,000	969,243
2.625%, 9/6/24 (x)	2,500,000	2,459,861
2.125%, 4/24/26	8,165,000	7,671,023
1.875%, 9/24/26 (x)	2,000,000	1,827,716
Tennessee Valley Authority 2.250%, 3/15/20	1,000,000	994,455
3.875%, 2/15/21	2,830,000	2,914,712
1.875%, 8/15/22 (x)	1,000,000	965,591
2.875%, 9/15/24	2,400,000	2,379,896
2.875%, 2/1/27	1,000,000	976,249

Total U.S. Government Agency Securities		215,955,037

U.S. Treasury Obligations (50.4%)
U.S. Treasury Bonds 8.125%, 8/15/19	212,000	225,232
8.500%, 2/15/20	187,000	204,749
8.750%, 8/15/20	1,880,000	2,117,599
7.125%, 2/15/23	4,312,000	5,129,596
U.S. Treasury Notes
0.750%, 7/15/19	35,000,000	34,418,944
0.875%, 7/31/19	1,500,000	1,475,795
1.375%, 7/31/19	45,000,000	44,511,327
1.625%, 7/31/19	40,000,000	39,672,188
0.750%, 8/15/19	25,000,000	24,544,923
3.625%, 8/15/19	20,086,000	20,351,354
1.625%, 8/31/19	22,500,000	22,295,214
1.000%, 9/30/19	10,000,000	9,825,312
1.375%, 9/30/19	30,000,000	29,611,056
1.750%, 9/30/19	27,000,000	26,773,454
1.250%, 10/31/19	14,000,000	13,780,703
1.500%, 10/31/19	35,000,000	34,565,370
1.000%, 11/15/19	23,000,000	22,548,984
3.375%, 11/15/19	223,000	225,683
1.000%, 11/30/19	20,000,000	19,594,532
1.500%, 11/30/19	35,000,000	34,528,319
1.375%, 12/15/19	2,500,000	2,460,928
1.125%, 12/31/19	40,000,000	39,206,876
1.625%, 12/31/19	35,000,000	34,563,592
1.375%, 1/15/20	20,000,000	19,663,984
1.250%, 1/31/20	40,000,000	39,235,000
1.375%, 1/31/20	50,000,000	49,140,625
1.375%, 2/15/20	40,000,000	39,287,968
3.625%, 2/15/20	20,355,000	20,712,802
1.250%, 2/29/20	2,500,000	2,448,828
1.375%, 2/29/20	40,000,000	39,263,436
1.625%, 3/15/20	20,000,000	19,703,906
1.125%, 3/31/20	7,500,000	7,322,139
1.375%, 3/31/20	30,000,000	29,417,577
1.500%, 4/15/20	20,000,000	19,644,532
1.125%, 4/30/20	2,000,000	1,950,312
1.375%, 4/30/20	35,000,000	34,283,592
3.500%, 5/15/20	25,524,000	25,968,176
1.375%, 5/31/20	16,061,000	15,712,865
1.500%, 5/31/20	30,000,000	29,421,444
1.500%, 6/15/20	10,000,000	9,803,906
1.625%, 6/30/20	30,000,000	29,470,077
1.500%, 7/15/20	30,000,000	29,380,548
1.500%, 8/15/20	2,500,000	2,445,918
2.625%, 8/15/20	33,187,000	33,227,448
1.375%, 8/31/20	35,000,000	34,132,382
2.125%, 8/31/20	36,000,000	35,673,188
1.375%, 9/30/20	41,000,000	39,936,882
2.000%, 9/30/20	1,100,000	1,086,319
1.625%, 10/15/20	3,000,000	2,936,930
1.375%, 10/31/20	15,000,000	14,592,305
2.625%, 11/15/20	41,196,000	41,232,047
1.625%, 11/30/20	50,000,000	48,875,780
2.000%, 11/30/20	1,000,000	986,258
1.750%, 12/31/20	20,000,000	19,593,594
2.375%, 12/31/20	16,000,000	15,917,750
2.000%, 1/15/21	5,000,000	4,926,797
1.375%, 1/31/21	45,000,000	43,626,447
2.125%, 1/31/21	51,000,000	50,393,182
3.625%, 2/15/21	47,140,000	48,343,541
1.125%, 2/28/21	63,000,000	60,617,321
2.000%, 2/28/21	1,000,000	984,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 3/31/21	$45,000,000	$43,386,678
2.250%, 3/31/21	1,100,000	1,089,498
1.375%, 4/30/21	50,000,000	48,318,750
3.125%, 5/15/21	19,069,000	19,332,837
1.375%, 5/31/21	7,500,000	7,238,086
1.125%, 6/30/21	57,000,000	54,540,097
1.125%, 7/31/21	55,000,000	52,557,224
2.250%, 7/31/21	15,000,000	14,830,313
2.125%, 8/15/21	50,062,000	49,286,820
1.125%, 8/31/21	45,000,000	42,932,461
2.000%, 8/31/21	20,000,000	19,608,750
1.125%, 9/30/21	40,000,000	38,112,500
2.125%, 9/30/21	32,500,000	31,971,368
1.250%, 10/31/21	42,500,000	40,604,432
2.000%, 10/31/21	25,000,000	24,477,540
2.000%, 11/15/21	37,978,000	37,176,603
1.750%, 11/30/21	61,500,000	59,678,542
1.500%, 1/31/22	69,000,000	66,234,611
1.875%, 1/31/22	35,000,000	34,048,984
2.000%, 2/15/22	35,162,000	34,345,858
1.750%, 2/28/22	25,000,000	24,189,062
1.875%, 2/28/22	30,000,000	29,162,811
1.750%, 3/31/22	25,000,000	24,171,290
1.875%, 3/31/22	36,500,000	35,450,056
1.750%, 4/30/22	5,000,000	4,828,554
1.875%, 4/30/22	25,000,000	24,258,593
1.750%, 5/15/22	17,936,000	17,315,527
1.750%, 5/31/22	25,000,000	24,125,978
1.875%, 5/31/22	15,000,000	14,545,429
1.750%, 6/30/22	17,500,000	16,873,008
1.875%, 7/31/22	30,000,000	29,043,048
2.000%, 7/31/22	22,000,000	21,402,047
1.625%, 8/15/22	46,428,800	44,470,809
1.625%, 8/31/22	22,000,000	21,068,265
1.875%, 8/31/22	35,000,000	33,856,483
1.750%, 9/30/22	30,000,000	28,853,673
1.875%, 10/31/22	12,500,000	12,074,805
1.625%, 11/15/22	35,304,700	33,723,710
2.000%, 11/30/22	15,000,000	14,558,907
2.125%, 12/31/22	2,000,000	1,949,594
1.750%, 1/31/23	47,500,000	45,513,906
2.375%, 1/31/23	27,000,000	26,596,056
2.000%, 2/15/23	60,530,900	58,639,782
1.500%, 2/28/23	49,000,000	46,383,861
1.500%, 3/31/23	41,000,000	38,772,548
2.500%, 3/31/23	15,000,000	14,850,234
1.625%, 4/30/23	27,500,000	26,127,579
1.750%, 5/15/23	42,514,600	40,615,392
1.625%, 5/31/23	40,000,000	37,974,376
2.750%, 5/31/23	25,000,000	25,029,882
1.375%, 6/30/23	30,000,000	28,097,109
1.250%, 7/31/23	32,500,000	30,204,941
2.500%, 8/15/23	24,250,000	23,966,956
1.375%, 8/31/23	51,000,000	47,638,381
1.375%, 9/30/23	45,000,000	41,977,264
1.625%, 10/31/23	32,500,000	30,682,792
2.750%, 11/15/23	35,000,000	34,988,789
2.750%, 2/15/24	39,000,000	38,949,117
2.125%, 2/29/24	40,000,000	38,639,064
2.000%, 4/30/24	25,000,000	23,945,702
2.500%, 5/15/24	43,000,000	42,324,767
2.000%, 6/30/24	27,500,000	26,301,388
2.125%, 7/31/24	35,000,000	33,690,783
2.375%, 8/15/24	35,000,000	34,169,569
1.875%, 8/31/24	36,000,000	34,148,812
2.125%, 9/30/24	37,500,000	36,049,804
2.250%, 11/15/24	36,000,000	34,832,531
2.000%, 2/15/25	59,000,000	56,114,068
2.625%, 3/31/25	5,000,000	4,942,617
2.125%, 5/15/25	50,000,000	47,845,705
2.000%, 8/15/25	52,500,000	49,735,550
2.250%, 11/15/25	27,000,000	25,968,516
1.625%, 2/15/26	55,000,000	50,463,787
1.625%, 5/15/26	55,000,000	50,312,108
1.500%, 8/15/26	50,000,000	45,154,690
2.000%, 11/15/26	55,000,000	51,546,599
2.250%, 2/15/27	50,000,000	47,717,580
2.375%, 5/15/27	25,000,000	24,072,658
2.250%, 8/15/27	44,000,000	41,874,593
2.250%, 11/15/27	51,500,000	48,949,143
2.750%, 2/15/28	44,500,000	44,111,319
2.875%, 5/15/28	27,000,000	27,054,842

Total U.S. Treasury Obligations		4,156,660,695

Total Long-Term Debt Securities (93.0%) (Cost $7,832,861,598)		7,672,659,473

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 7.875% (k)*	17,000	106,250
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 7.750% (k)*	22,000	139,040

Total Preferred Stocks (0.0%) (Cost $18,166)		245,290

EXCHANGE TRADED FUNDS (ETF):
iShares 1-3 Year Treasury Bond ETF (x)	2,420,000	201,755,400
iShares 3-7 Year Treasury Bond ETF (x)	1,673,449	200,813,880
iShares 7-10 Year Treasury Bond ETF (x)	1,125,971	115,423,287

Total Exchange Traded Funds (6.3%) (Cost $525,051,822)		517,992,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.0%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $4,000,707, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $4,080,000. (xx)	$4,000,000	$4,000,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $9,003,815, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $9,488,589. (xx)	9,000,000	9,000,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $8,501,551, collateralized by various Common Stocks; total market value $9,453,658. (xx)	8,500,000	8,500,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $6,257,898, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $6,384,901. (xx)	6,256,855	6,256,855
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $23,904,143, collateralized by various Common Stocks; total market value $26,598,100. (xx)	23,900,000	23,900,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $23,104,004, collateralized by various Common Stocks; total market value $25,707,787. (xx)	23,100,000	23,100,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $12,004,923, collateralized by various Common Stocks; total market value $13,354,695. (xx)	12,000,000	12,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $20,007,506, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $20,400,000. (xx)	20,000,000	20,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $6,002,252, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $6,120,004. (xx)	6,000,000	6,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $7,002,831, collateralized by various Common Stocks; total market value $7,789,963. (xx)	7,000,000	7,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $12,004,853, collateralized by various Common Stocks; total market value $13,354,223. (xx)	12,000,000	12,000,000
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $33,005,638, collateralized by various Common Stocks; total market value $36,724,113. (xx)	33,000,000	33,000,000

Total Repurchase Agreements		164,756,855

Total Short-Term Investments (2.0%) (Cost $164,756,855)		164,756,855

Total Investments in Securities (101.3%) (Cost $8,522,688,441)		8,355,654,185
Other Assets Less Liabilities (-1.3%)		(108,630,299)

Net Assets (100%)		$8,247,023,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $66,535,798 or 0.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $17,931,552 or 0.2% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $1,460,964 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $244,641,059. This was secured by cash collateral of $164,756,855 which was subsequently invested in joint repurchase agreements with a total value of $164,756,855, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $85,400,277 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 8/16/18 - 11/15/47.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,227,358	$—	$4,227,358
Corporate Bonds
Consumer Discretionary	—	162,064,519	—	162,064,519
Consumer Staples	—	201,107,437	—	201,107,437
Energy	—	241,179,490	—	241,179,490
Financials	—	1,178,346,765	—	1,178,346,765
Health Care	—	267,802,972	—	267,802,972
Industrials	—	155,518,898	—	155,518,898
Information Technology	—	271,193,678	—	271,193,678
Materials	—	67,252,965	—	67,252,965
Real Estate	—	106,052,914	—	106,052,914
Telecommunication Services	—	72,833,952	—	72,833,952
Utilities	—	126,673,152	—	126,673,152
Exchange Traded Funds	517,992,567	—	—	517,992,567
Foreign Government Securities	—	200,039,948	—	200,039,948
Municipal Bonds	—	8,165,587	—	8,165,587
Preferred Stocks
Financials	245,290	—	—	245,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Repurchase Agreements	$—	$164,756,855	$—	$164,756,855
Supranational	—	237,584,106	—	237,584,106
U.S. Government Agency Securities	—	215,955,037	—	215,955,037
U.S. Treasury Obligations	—	4,156,660,695	—	4,156,660,695

Total Assets	$518,237,857	$7,837,416,328	$—	$8,355,654,185

Total Liabilities	$—	$—	$—	$—

Total	$518,237,857	$7,837,416,328	$—	$8,355,654,185

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$449,802,062
Long-term U.S. government debt securities	1,127,710,488

$1,577,512,550

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$410,572,630
Long-term U.S. government debt securities	1,093,090,202

$1,503,662,832

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,512,337
Aggregate gross unrealized depreciation	(183,188,779)

Net unrealized depreciation	$(167,676,442)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,523,330,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $8,357,931,586)	$8,190,897,330
Repurchase Agreements (Cost $164,756,855)	164,756,855
Cash	92,446,545
Foreign cash (Cost $486)	422
Dividends, interest and other receivables	50,181,595
Receivable for securities sold	968,881
Receivable from Separate Accounts for Portfolio shares sold	180,133
Securities lending income receivable	87,737
Other assets	90,440

Total assets	8,499,609,938

LIABILITIES
Payable for return of collateral on securities loaned	164,756,855
Payable for securities purchased	80,852,826
Payable to Separate Accounts for Portfolio shares redeemed	3,234,629
Investment management fees payable	2,068,837
Administrative fees payable	662,097
Distribution fees payable – Class IB	396,437
Distribution fees payable – Class IA	13,158
Trustees’ fees payable	3,893
Other liabilities	87,085
Accrued expenses	510,235

Total liabilities	252,586,052

NET ASSETS	$8,247,023,886

Net assets were comprised of:
Paid in capital	$8,340,225,155
Accumulated undistributed net investment income (loss)	79,942,961
Accumulated undistributed net realized gain (loss)	(6,109,911)
Net unrealized appreciation (depreciation)	(167,034,319)

Net assets	$8,247,023,886

Class IA
Net asset value, offering and redemption price per share, $64,019,584 / 6,594,222 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

Class IB
Net asset value, offering and redemption price per share, $1,926,740,896 / 198,123,142 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

Class K
Net asset value, offering and redemption price per share, $6,256,263,406 / 643,742,998 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

(x)	Includes value of securities on loan of $244,641,059.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$95,741,239
Dividends	3,723,051
Securities lending (net)	440,436

Total income	99,904,726

EXPENSES
Investment management fees	12,633,143
Administrative fees	4,044,240
Distribution fees – Class IB	2,438,138
Printing and mailing expenses	307,830
Professional fees	120,156
Trustees’ fees	94,885
Distribution fees – Class IA	81,155
Custodian fees	81,129
Miscellaneous	163,940

Total expenses	19,964,616

NET INVESTMENT INCOME (LOSS)	79,940,110

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(5,219,282)
Change in unrealized appreciation (depreciation) on:
Investments in securities	(176,388,478)
Foreign currency translations	(11)

Net change in unrealized appreciation (depreciation)	(176,388,489)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(181,607,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(101,667,661)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$79,940,110	$146,701,189
Net realized gain (loss)	(5,219,282)	19,095,363
Net change in unrealized appreciation (depreciation)	(176,388,489)	(28,740,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(101,667,661)	137,056,274

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,107,870)
Class IB	—	(30,437,745)
Class K	—	(115,233,985)

TOTAL DIVIDENDS	—	(146,779,600)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 127,320 and 3,283,418 shares, respectively ]	1,237,445	32,482,238
Capital shares issued in reinvestment of dividends [ 0 and 112,475 shares, respectively ]	—	1,107,870
Capital shares repurchased [ (516,597) and (3,993,354) shares, respectively ]	(5,023,824)	(39,655,978)

Total Class IA transactions	(3,786,379)	(6,065,870)

Class IB
Capital shares sold [ 6,327,609 and 21,690,614 shares, respectively ]	61,543,397	214,793,996
Capital shares issued in reinvestment of dividends [ 0 and 3,084,902 shares, respectively ]	—	30,437,745
Capital shares repurchased [ (12,797,890) and (23,982,409) shares, respectively ]	(124,320,556)	(239,418,577)

Total Class IB transactions	(62,777,159)	5,813,164

Class K
Capital shares sold [ 38,083,509 and 63,283,578 shares, respectively ]	371,492,574	631,240,021
Capital shares issued in reinvestment of dividends [ 0 and 11,702,650 shares, respectively ]	—	115,233,985
Capital shares repurchased [ (32,156,163) and (66,798,898) shares, respectively ]	(312,370,919)	(665,678,897)

Total Class K transactions	59,121,655	80,795,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,441,883)	80,542,403

TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,109,544)	70,819,077
NET ASSETS:
Beginning of period	8,356,133,430	8,285,314,353

End of period (a)	$8,247,023,886	$8,356,133,430

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$79,942,961	$2,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.84	$9.85	$9.87	$9.97	$9.87	$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.15	0.15	0.14	0.13
Net realized and unrealized gain (loss)	(0.21)	(0.01)	(0.02)	(0.10)	0.09	(0.29)

Total from investment operations	(0.13)	0.15	0.13	0.05	0.23	(0.16)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.15)	(0.15)	(0.13)	(0.12)

Net asset value, end of period	$9.71	$9.84	$9.85	$9.87	$9.97	$9.87

Total return (b)	(1.32)%	1.50%	1.35%	0.51%	2.36%	(1.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,020	$68,684	$74,665	$80,568	$88,462	$94,808
Ratio of expenses to average net assets (a)(f)	0.67%	0.69%	0.70%	0.71%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.74%	1.58%	1.50%	1.45%	1.35%	1.31%
Portfolio turnover rate (z)^	18%	28%	25%	23%	24%	33%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.85	$9.87	$9.88	$9.99	$9.88	$10.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.15	0.15	0.14	0.13
Net realized and unrealized gain (loss)	(0.21)	(0.02)	(0.01)	(0.11)	0.10	(0.30)

Total from investment operations	(0.13)	0.14	0.14	0.04	0.24	(0.17)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.15)	(0.15)	(0.13)	(0.12)

Net asset value, end of period	$9.72	$9.85	$9.87	$9.88	$9.99	$9.88

Total return (b)	(1.32)%	1.40%	1.45%	0.41%	2.46%	(1.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,926,741	$2,015,642	$2,010,611	$2,104,528	$2,251,635	$2,402,741
Ratio of expenses to average net assets (a)(f)	0.67%	0.69%	0.70%	0.71%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.74%	1.58%	1.50%	1.46%	1.35%	1.30%
Portfolio turnover rate (z)^	18%	28%	25%	23%	24%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.83	$9.85	$9.86	$9.97	$9.87	$10.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.18	0.18	0.17	0.16	0.16
Net realized and unrealized gain (loss)	(0.21)	(0.02)	(0.01)	(0.10)	0.10	(0.30)

Total from investment operations	(0.11)	0.16	0.17	0.07	0.26	(0.14)

Less distributions:
Dividends from net investment income	—	(0.18)	(0.18)	(0.18)	(0.16)	(0.14)

Net asset value, end of period	$9.72	$9.83	$9.85	$9.86	$9.97	$9.87

Total return (b)	(1.12)%	1.66%	1.71%	0.66%	2.62%	(1.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,256,263	$6,271,807	$6,200,038	$6,099,108	$6,223,006	$5,438,085
Ratio of expenses to average net assets (a)(f)	0.42%	0.44%	0.45%	0.46%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.99%	1.83%	1.75%	1.71%	1.60%	1.56%
Portfolio turnover rate (z)^	18%	28%	25%	23%	24%	33%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Exchange Traded Funds	$27,714,368	48.1%
Investment Company	10,864,131	18.9
Financials	4,841,681	8.4
Information Technology	4,418,971	7.7
Materials	1,750,359	3.0
Industrials	1,699,110	3.0
Energy	1,456,489	2.5
Consumer Staples	1,073,712	1.9
Consumer Discretionary	873,003	1.5
Health Care	474,639	0.8
Telecommunication Services	145,057	0.3
Repurchase Agreements	120,840	0.2
Cash and Other	2,120,503	3.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$926.78	$5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	927.75	4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.2%)
Banco Bradesco SA (ADR)*	40,388	$277,062
Cielo SA	76,654	327,323
Embraer SA	50,300	314,071
Itau Unibanco Holding SA (ADR)	31,330	325,205
JBS SA	132,600	314,757
Petroleo Brasileiro SA (ADR)*	28,285	283,699

		1,842,117

China (8.0%)
Anhui Conch Cement Co. Ltd., Class H	109,000	625,191
BYD Co. Ltd., Class H	52,500	318,188
China BlueChemical Ltd., Class H	500,000	184,180
China Oilfield Services Ltd., Class H	226,000	213,452
China Petroleum & Chemical Corp., Class H	398,400	355,968
Dongfeng Motor Group Co. Ltd., Class H	152,000	160,804
Industrial & Commercial Bank of China Ltd., Class H	359,000	268,600
Jiangxi Copper Co. Ltd., Class H	261,000	332,671
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	86,500	474,639
TravelSky Technology Ltd., Class H*	204,000	594,142
Weichai Power Co. Ltd., Class H	653,000	900,563
Zhejiang Expressway Co. Ltd., Class H	170,000	151,677

		4,580,075

Colombia (1.2%)
Bancolombia SA (ADR)	7,455	356,200
Ecopetrol SA	346,341	355,079

		711,279

Czech Republic (0.7%)
Komercni banka A/S	9,010	379,139

Hungary (0.4%)
MOL Hungarian Oil & Gas plc	25,723	248,291

India (1.9%)
HDFC Bank Ltd. (ADR)	6,421	674,333
ICICI Bank Ltd. (ADR)*	51,215	411,257

		1,085,590

Indonesia (1.2%)
Bank Rakyat Indonesia Persero Tbk. PT	1,711,800	339,254
Indofood Sukses Makmur Tbk. PT	509,900	236,625
Media Nusantara Citra Tbk. PT	2,134,300	137,024

		712,903

Malaysia (0.2%)
AMMB Holdings Bhd.	128,700	119,476

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV, Class O (x)	34,500	203,367

South Africa (1.6%)
FirstRand Ltd.	114,794	534,659
Investec Ltd.	54,662	382,784

		917,443

South Korea (3.8%)
CJ Corp.	2,612	332,799
DB Insurance Co. Ltd.	3,909	206,937
Hyundai Mobis Co. Ltd.	1,351	256,987
KT Corp.	5,630	145,057
POSCO	1,351	398,815
Samsung Electronics Co. Ltd.	20,100	841,332

		2,181,927

Taiwan (5.5%)
ASE Technology Holding Co. Ltd.*	231,512	543,689
Hon Hai Precision Industry Co. Ltd.	115,000	313,823
Micro-Star International Co. Ltd.	189,000	583,952
Taiwan Semiconductor Manufacturing Co. Ltd.	111,000	788,215
Uni-President Enterprises Corp.	205,750	522,330
WPG Holdings Ltd.*	301,000	426,495

		3,178,504

Thailand (0.8%)
Kasikornbank PCL	43,000	259,583
PTT Global Chemical PCL	96,400	209,502

		469,085

Turkey (0.2%)
Akbank Turk A/S	63,425	103,825

Total Common Stocks (29.1%) (Cost $15,735,215)		16,733,021

EXCHANGE TRADED FUNDS (ETF):
iShares Core MSCI Emerging Markets ETF	352,047	18,485,988
Vanguard FTSE Emerging Markets ETF	218,682	9,228,380

Total Exchange Traded Funds (48.1%) (Cost $26,526,495)		27,714,368

SHORT-TERM INVESTMENTS:
Investment Company (18.9%)
JPMorgan Prime Money Market Fund, IM Shares	10,861,959	10,864,131

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $7,404, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $7,551. (xx)	$7,403	7,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,034, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $3,094. (xx)	$3,033	$3,033
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $5,262, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $5,366. (xx)	5,261	5,261
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $5,270, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $5,374. (xx)	5,269	5,269
Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $58,993, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $60,163. (xx)	58,983	58,983
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $20,799, collateralized by various Common Stocks; total market value $23,143. (xx)	20,795	20,795
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $20,099, collateralized by various Common Stocks; total market value $22,365. (xx)	20,096	20,096

Total Repurchase Agreements		120,840

Total Short-Term Investments (19.1%) (Cost $10,986,133)		10,984,971

Total Investments in Securities (96.3%) (Cost $53,247,843)		55,432,360
Other Assets Less Liabilities (3.7%)		2,120,503

Net Assets (100%)		$57,552,863

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $119,954. This was secured by cash collateral of $120,840 which was subsequently invested in joint repurchase agreements with a total value of $120,840, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Exchange Traded Funds	$27,714,368	48.1%
Investment Company	10,864,131	18.9
Financials	4,841,681	8.4
Information Technology	4,418,971	7.7
Materials	1,750,359	3.0
Industrials	1,699,110	3.0
Energy	1,456,489	2.5
Consumer Staples	1,073,712	1.9
Consumer Discretionary	873,003	1.5
Health Care	474,639	0.8
Telecommunication Services	145,057	0.3
Repurchase Agreements	120,840	0.2
Cash and Other	2,120,503	3.7

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	234	9/2018	USD	12,440,610	(942,403)

					(942,403)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$873,003	$—	$873,003
Consumer Staples	314,757	758,955	—	1,073,712
Energy	638,778	817,711	—	1,456,489
Financials	2,247,424	2,594,257	—	4,841,681
Health Care	—	474,639	—	474,639
Industrials	314,071	1,385,039	—	1,699,110
Information Technology	327,323	4,091,648	—	4,418,971
Materials	—	1,750,359	—	1,750,359
Telecommunication Services	—	145,057	—	145,057
Exchange Traded Funds	27,714,368	—	—	27,714,368
Short-Term Investments
Investment Company	10,864,131	—	—	10,864,131
Repurchase Agreements	—	120,840	—	120,840

Total Assets	$42,420,852	$13,011,508	$—	$55,432,360

Liabilities:
Futures	$(942,403)	$—	$—	$(942,403)

Total Liabilities	$(942,403)	$—	$—	$(942,403)

Total	$41,478,449	$13,011,508	$—	$54,489,957

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(942,403	)*

Total		$(942,403)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(323)	$(323)
Equity contracts	468,081	—	468,081

Total	$468,081	$(323)	$467,758

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(1,614,726)	$(1,614,726)

Total	$(1,614,726)	$(1,614,726)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $11,000 for one month and futures contracts with an average notional balance of approximately $13,180,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,549,091
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,748,718

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,424,230
Aggregate gross unrealized depreciation	(2,925,663)

Net unrealized appreciation	$498,567

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,991,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $53,127,003)	$55,311,520
Repurchase Agreements (Cost $120,840)	120,840
Cash	1,427,341
Cash held as collateral at broker	630,000
Due from broker for futures variation margin	216,451
Receivable from Separate Accounts for Portfolio shares sold	70,307
Dividends, interest and other receivables	69,213
Securities lending income receivable	8
Other assets	680

Total assets	57,846,360

LIABILITIES
Foreign currency overdraft payable	378
Payable for return of collateral on securities loaned	120,840
Payable to Separate Accounts for Portfolio shares redeemed	78,517
Investment management fees payable	29,888
Administrative fees payable	5,901
Distribution fees payable – Class IB	4,795
Accrued expenses	53,178

Total liabilities	293,497

NET ASSETS	$57,552,863

Net assets were comprised of:
Paid in capital	$55,850,804
Accumulated undistributed net investment income (loss)	302,309
Accumulated undistributed net realized gain (loss)	157,985
Net unrealized appreciation (depreciation)	1,241,765

Net assets	$57,552,863

Class IB
Net asset value, offering and redemption price per share, $22,601,005 / 2,348,906 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

Class K
Net asset value, offering and redemption price per share, $34,951,858 / 3,628,879 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.63

(x)	Includes value of securities on loan of $119,954.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $24,914 foreign withholding tax)	$591,929
Interest	10,951
Securities lending (net)	3,870

Total income	606,750

EXPENSES
Investment management fees	213,559
Administrative fees	36,885
Distribution fees – Class IB	29,245
Professional fees	28,432
Custodian fees	23,803
Printing and mailing expenses	2,272
Trustees’ fees	659
Miscellaneous	4,572

Gross expenses	339,427
Less: Waiver from investment manager	(20,484)

Net expenses	318,943

NET INVESTMENT INCOME (LOSS)	287,807

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	79,163
Futures contracts	468,081
Forward foreign currency contracts	(323)
Foreign currency transactions	(3,730)

Net realized gain (loss)	543,191

Change in unrealized appreciation (depreciation) on:
Investments in securities	(3,790,331)
Futures contracts	(1,614,726)
Foreign currency translations	(362)

Net change in unrealized appreciation (depreciation)	(5,405,419)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,862,228)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,574,421)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$287,807	$621,663
Net realized gain (loss)	543,191	2,609,790
Net change in unrealized appreciation (depreciation)	(5,405,419)	11,457,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,574,421)	14,689,071

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(175,098)
Class K	—	(417,483)

	—	(592,581)

Distributions from net realized capital gains
Class IB	—	(447,038)
Class K	—	(850,887)

	—	(1,297,925)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,890,506)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 700,751 and 1,252,409 shares, respectively ]	7,431,684	11,892,725
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,294 shares, respectively ]	—	622,136
Capital shares repurchased [ (341,273) and (565,309) shares, respectively ]	(3,550,308)	(5,363,455)

Total Class IB transactions	3,881,376	7,151,406

Class K
Capital shares sold [ 307,407 and 517,180 shares, respectively ]	3,163,179	4,848,915
Capital shares issued in reinvestment of dividends and distributions [ 0 and 127,045 shares, respectively ]	—	1,268,370
Capital shares repurchased [ (350,717) and (904,675) shares, respectively ]	(3,691,929)	(8,699,285)

Total Class K transactions	(528,750)	(2,582,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,352,626	4,569,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,221,795)	17,367,971
NET ASSETS:
Beginning of period	58,774,658	41,406,687

End of period (a)	$57,552,863	$58,774,658

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$302,309	$14,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
Class IB		2017	2016	2015	2014
Net asset value, beginning of period	$10.38	$8.01	$7.36	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.11	0.05	0.04	0.06	0.04
Net realized and unrealized gain (loss)	(0.80)	2.59	0.66	(1.68)	(0.36)	(0.55)

Total from investment operations	(0.76)	2.70	0.71	(1.64)	(0.30)	(0.51)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gains	—	(0.24)	—	—	(0.03)	—
Return of capital	—	—	(0.01)	—	—	(0.01)

Total dividends and distributions	—	(0.33)	(0.06)	(0.05)	(0.08)	(0.06)

Net asset value, end of period	$9.62	$10.38	$8.01	$7.36	$9.05	$9.43

Total return (b)	(7.32)%	33.93%	9.70%	(18.09)%	(3.20)%	(5.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,601	$20,656	$9,929	$6,493	$11,062	$7,654
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%	1.23%	1.25%	1.25%	1.25%
Before waivers (a)(f)	1.27%	1.39%	1.47%	1.45%	1.52%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.83%	1.15%	0.68%	0.43%	0.60%	0.48	%(l)
Before waivers (a)(f)	0.76%	0.96%	0.45%	0.23%	0.33%	(0.38	)%(l)
Portfolio turnover rate (z)^	4%	37%	16%	25%	4%	9%

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
Class K		2017	2016	2015	2014
Net asset value, beginning of period	$10.38	$8.00	$7.35	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.12	0.07	0.07	0.10	0.06
Net realized and unrealized gain (loss)	(0.80)	2.62	0.66	(1.70)	(0.38)	(0.56)

Total from investment operations	(0.75)	2.74	0.73	(1.63)	(0.28)	(0.50)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.07)	(0.07)	(0.07)	(0.06)
Distributions from net realized gains	—	(0.24)	—	—	(0.03)	—
Return of capital	—	—	(0.01)	—	—	(0.01)

Total dividends and distributions	—	(0.36)	(0.08)	(0.07)	(0.10)	(0.07)

Net asset value, end of period	$9.63	$10.38	$8.00	$7.35	$9.05	$9.43

Total return (b)	(7.23)%	34.41%	9.99%	(17.99)%	(2.95)%	(4.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,952	$38,119	$31,477	$30,023	$35,592	$14,944
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.98%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.02%	1.15%	1.22%	1.21%	1.25%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.02%	1.23%	0.87%	0.84%	0.99%	0.74	%(l)
Before waivers (a)(f)	0.95%	1.04%	0.64%	0.63%	0.74%	(0.12	)%(l)
Portfolio turnover rate (z)^	4%	37%	16%	25%	4%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	25.7%
Health Care	13.9
Financials	13.7
Consumer Discretionary	12.8
Industrials	9.5
Consumer Staples	6.8
Energy	6.2
Utilities	2.9
Real Estate	2.8
Materials	2.6
Telecommunication Services	2.0
Repurchase Agreements	0.2
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,023.55	$2.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	2.92
Class IB
Actual	1,000.00	1,023.44	2.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	2.92
Class K
Actual	1,000.00	1,024.69	1.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.15	1.67

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.58%, 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.2%)
Aptiv plc	64,136	$5,876,782
BorgWarner, Inc.	47,770	2,061,753
Goodyear Tire & Rubber Co. (The)	58,000	1,350,820

		9,289,355

Automobiles (0.4%)
Ford Motor Co.	942,098	10,429,025
General Motors Co.	304,794	12,008,883
Harley-Davidson, Inc.	40,650	1,710,552

		24,148,460

Distributors (0.1%)
Genuine Parts Co.	35,410	3,250,284
LKQ Corp.*	74,737	2,384,110

		5,634,394

Diversified Consumer Services (0.0%)
H&R Block, Inc.	50,400	1,148,112

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	98,000	5,616,380
Chipotle Mexican Grill, Inc.*	6,001	2,588,651
Darden Restaurants, Inc.	29,850	3,195,741
Hilton Worldwide Holdings, Inc.	68,315	5,407,815
Marriott International, Inc., Class A	72,517	9,180,652
McDonald’s Corp.	192,450	30,154,990
MGM Resorts International	123,026	3,571,445
Norwegian Cruise Line Holdings Ltd.*	49,731	2,349,790
Royal Caribbean Cruises Ltd.	41,273	4,275,883
Starbucks Corp.	339,200	16,569,920
Wynn Resorts Ltd.	20,429	3,418,589
Yum! Brands, Inc.	80,230	6,275,591

		92,605,447

Household Durables (0.4%)
DR Horton, Inc.	82,500	3,382,500
Garmin Ltd. (x)	26,660	1,626,260
Leggett & Platt, Inc.	31,900	1,424,016
Lennar Corp., Class A	65,850	3,457,125
Mohawk Industries, Inc.*	15,300	3,278,331
Newell Brands, Inc.	117,080	3,019,493
PulteGroup, Inc.	63,607	1,828,701
Whirlpool Corp.	17,116	2,502,873

		20,519,299

Internet & Direct Marketing Retail (4.2%)
Amazon.com, Inc.*	97,019	164,912,896
Booking Holdings, Inc.*	11,856	24,033,179
Expedia Group, Inc.	29,539	3,550,293
Netflix, Inc.*	104,820	41,029,693
TripAdvisor, Inc.*	26,109	1,454,532

		234,980,593

Leisure Products (0.1%)
Hasbro, Inc.	27,308	2,520,802
Mattel, Inc. (x)	83,000	1,362,860

		3,883,662

Media (2.2%)
CBS Corp. (Non-Voting), Class B	83,300	4,683,126
Charter Communications, Inc., Class A*	44,901	13,165,422
Comcast Corp., Class A	1,119,054	36,716,162
Discovery, Inc., Class A (x)*	37,566	1,033,065
Discovery, Inc., Class C*	82,097	2,093,474
DISH Network Corp., Class A*	55,009	1,848,853
Interpublic Group of Cos., Inc. (The)	92,726	2,173,497
News Corp., Class A	92,450	1,432,975
News Corp., Class B	29,311	464,579
Omnicom Group, Inc.	55,550	4,236,799
Twenty-First Century Fox, Inc., Class A	254,435	12,642,875
Twenty-First Century Fox, Inc., Class B	105,945	5,219,910
Viacom, Inc., Class B	85,200	2,569,632
Walt Disney Co. (The)	363,030	38,049,174

		126,329,543

Multiline Retail (0.5%)
Dollar General Corp.	62,250	6,137,850
Dollar Tree, Inc.*	57,195	4,861,575
Kohl’s Corp.	40,520	2,953,908
Macy’s, Inc.	73,522	2,751,928
Nordstrom, Inc.	28,170	1,458,643
Target Corp.	131,170	9,984,660

		28,148,564

Specialty Retail (2.3%)
Advance Auto Parts, Inc.	17,837	2,420,481
AutoZone, Inc.*	6,630	4,448,266
Best Buy Co., Inc.	61,375	4,577,348
CarMax, Inc.*	43,606	3,177,569
Foot Locker, Inc.	29,168	1,535,695
Gap, Inc. (The)	52,555	1,702,256
Home Depot, Inc. (The)	281,918	55,002,202
L Brands, Inc.	59,217	2,183,923
Lowe’s Cos., Inc.	200,380	19,150,317
O’Reilly Automotive, Inc.*	20,184	5,521,737
Ross Stores, Inc.	92,240	7,817,340
Tiffany & Co.	24,560	3,232,096
TJX Cos., Inc. (The)	152,650	14,529,227
Tractor Supply Co.	30,215	2,311,145
Ulta Beauty, Inc.*	14,041	3,278,012

		130,887,614

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc. (x)	86,903	1,913,604
Michael Kors Holdings Ltd.*	36,668	2,442,089
NIKE, Inc., Class B	313,300	24,963,744
PVH Corp.	18,556	2,778,204
Ralph Lauren Corp.	13,400	1,684,648
Tapestry, Inc.	68,700	3,208,977
Under Armour, Inc., Class A (x)*	44,716	1,005,216
Under Armour, Inc., Class C*	44,427	936,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	79,450	$6,476,764

		45,409,767

Total Consumer Discretionary		722,984,810

Consumer Staples (6.8%)
Beverages (1.7%)
Brown-Forman Corp., Class B	63,112	3,093,119
Coca-Cola Co. (The)	926,916	40,654,536
Constellation Brands, Inc., Class A	41,350	9,050,274
Molson Coors Brewing Co., Class B	44,550	3,031,182
Monster Beverage Corp.*	99,770	5,716,821
PepsiCo, Inc.	343,303	37,375,398

		98,921,330

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	106,050	22,162,329
Kroger Co. (The)	212,700	6,051,315
Sysco Corp.	115,900	7,914,811
Walgreens Boots Alliance, Inc.	205,650	12,342,085
Walmart, Inc.	350,418	30,013,302

		78,483,842

Food Products (1.1%)
Archer-Daniels-Midland Co.	134,966	6,185,492
Campbell Soup Co. (x)	46,400	1,881,056
Conagra Brands, Inc.	96,650	3,453,304
General Mills, Inc.	137,300	6,076,898
Hershey Co. (The)	34,000	3,164,040
Hormel Foods Corp. (x)	65,116	2,422,966
JM Smucker Co. (The)	27,447	2,950,004
Kellogg Co.	60,100	4,199,187
Kraft Heinz Co. (The)	144,127	9,054,058
McCormick & Co., Inc. (Non-Voting)	29,250	3,395,632
Mondelez International, Inc., Class A	359,031	14,720,271
Tyson Foods, Inc., Class A	71,850	4,946,873

		62,449,781

Household Products (1.4%)
Church & Dwight Co., Inc.	58,798	3,125,702
Clorox Co. (The)	31,250	4,226,562
Colgate-Palmolive Co.	211,250	13,691,113
Kimberly-Clark Corp.	84,694	8,921,666
Procter & Gamble Co. (The)	608,591	47,506,613

		77,471,656

Personal Products (0.2%)
Coty, Inc., Class A	113,922	1,606,300
Estee Lauder Cos., Inc. (The), Class A	54,250	7,740,933

		9,347,233

Tobacco (1.0%)
Altria Group, Inc.	458,800	26,055,252
Philip Morris International, Inc.	374,950	30,273,463

		56,328,715

Total Consumer Staples		383,002,557

Energy (6.2%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	101,957	3,367,640
Halliburton Co.	210,650	9,491,889
Helmerich & Payne, Inc.	26,269	1,674,911
National Oilwell Varco, Inc.	91,697	3,979,650
Schlumberger Ltd.	334,134	22,397,002
TechnipFMC plc	105,791	3,357,806

		44,268,898

Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp.	124,394	9,111,860
Andeavor	34,204	4,486,881
Apache Corp.	92,080	4,304,740
Cabot Oil & Gas Corp.	111,236	2,647,417
Chevron Corp.	461,184	58,307,493
Cimarex Energy Co.	23,052	2,345,310
Concho Resources, Inc.*	36,178	5,005,226
ConocoPhillips	283,584	19,743,118
Devon Energy Corp.	127,000	5,582,920
EOG Resources, Inc.	139,700	17,382,871
EQT Corp.	59,017	3,256,558
Exxon Mobil Corp.#	1,023,033	84,635,520
Hess Corp.	64,650	4,324,438
HollyFrontier Corp.	43,239	2,958,845
Kinder Morgan, Inc.	458,016	8,093,143
Marathon Oil Corp.	205,114	4,278,678
Marathon Petroleum Corp.	114,514	8,034,302
Newfield Exploration Co.*	48,200	1,458,050
Noble Energy, Inc.	118,806	4,191,476
Occidental Petroleum Corp.	184,750	15,459,880
ONEOK, Inc.	99,141	6,923,016
Phillips 66	101,342	11,381,720
Pioneer Natural Resources Co.	41,129	7,783,252
Valero Energy Corp.	104,585	11,591,156
Williams Cos., Inc. (The)	199,650	5,412,512

		308,700,382

Total Energy		352,969,280

Financials (13.7%)
Banks (6.1%)
Bank of America Corp.	2,309,821	65,113,854
BB&T Corp.	187,600	9,462,544
Citigroup, Inc.	620,500	41,523,860
Citizens Financial Group, Inc.	117,621	4,575,457
Comerica, Inc.	41,750	3,795,910
Fifth Third Bancorp	167,417	4,804,868
Huntington Bancshares, Inc.	266,088	3,927,459
JPMorgan Chase & Co.	828,591	86,339,182
KeyCorp	256,000	5,002,240
M&T Bank Corp.	36,300	6,176,445
People’s United Financial, Inc.	83,743	1,514,911
PNC Financial Services Group, Inc. (The)	113,879	15,385,053
Regions Financial Corp.	270,952	4,817,527
SunTrust Banks, Inc.	113,000	7,460,260
SVB Financial Group*	12,762	3,685,155
US Bancorp	378,845	18,949,827
Wells Fargo & Co.	1,059,803	58,755,478
Zions Bancorp	47,350	2,494,871

		343,784,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.	13,211	$1,964,079
Ameriprise Financial, Inc.	35,307	4,938,743
Bank of New York Mellon Corp. (The)	243,719	13,143,766
BlackRock, Inc.	29,914	14,928,283
Cboe Global Markets, Inc.	27,162	2,826,749
Charles Schwab Corp. (The)	289,255	14,780,930
CME Group, Inc.	82,215	13,476,683
E*TRADE Financial Corp.*	64,240	3,928,918
Franklin Resources, Inc.	78,501	2,515,957
Goldman Sachs Group, Inc. (The)	85,292	18,812,856
Intercontinental Exchange, Inc.	140,580	10,339,659
Invesco Ltd.	98,201	2,608,219
Jefferies Financial Services, Inc.	75,642	1,720,099
Moody’s Corp.	40,176	6,852,419
Morgan Stanley	333,013	15,784,816
MSCI, Inc.	21,728	3,594,463
Nasdaq, Inc.	28,173	2,571,350
Northern Trust Corp.	51,400	5,288,546
Raymond James Financial, Inc.	31,314	2,797,906
S&P Global, Inc.	61,350	12,508,651
State Street Corp.	88,720	8,258,945
T. Rowe Price Group, Inc.	59,086	6,859,294

		170,501,331

Consumer Finance (0.7%)
American Express Co.	173,910	17,043,180
Capital One Financial Corp.	117,394	10,788,509
Discover Financial Services	85,621	6,028,575
Synchrony Financial	172,462	5,756,781

		39,617,045

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	464,674	86,731,402

Insurance (2.4%)
Aflac, Inc.	188,100	8,092,062
Allstate Corp. (The)	85,576	7,810,522
American International Group, Inc.	216,948	11,502,583
Aon plc	59,475	8,158,186
Arthur J Gallagher & Co.	43,716	2,853,780
Assurant, Inc.	12,630	1,307,079
Brighthouse Financial, Inc.*	23,072	924,495
Chubb Ltd.	112,050	14,232,591
Cincinnati Financial Corp.	36,013	2,407,829
Everest Re Group Ltd.	9,845	2,269,076
Hartford Financial Services Group, Inc. (The)	86,150	4,404,849
Lincoln National Corp.	52,678	3,279,206
Loews Corp.	65,097	3,142,883
Marsh & McLennan Cos., Inc.	122,550	10,045,423
MetLife, Inc.	250,199	10,908,676
Principal Financial Group, Inc.	65,000	3,441,750
Progressive Corp. (The)	140,500	8,310,575
Prudential Financial, Inc.	101,900	9,528,669
Torchmark Corp.	25,562	2,081,002
Travelers Cos., Inc. (The)	65,574	8,022,323
Unum Group	53,420	1,976,006
Willis Towers Watson plc	31,901	4,836,192
XL Group Ltd.	61,950	3,466,103

		133,001,860

Total Financials		773,636,539

Health Care (13.9%)
Biotechnology (2.5%)
AbbVie, Inc.	371,174	34,389,271
Alexion Pharmaceuticals, Inc.*	53,500	6,642,025
Amgen, Inc.	161,368	29,786,919
Biogen, Inc.*	51,139	14,842,583
Celgene Corp.*	181,600	14,422,672
Gilead Sciences, Inc.	316,258	22,403,717
Incyte Corp.*	42,406	2,841,202
Regeneron Pharmaceuticals, Inc.*	18,634	6,428,544
Vertex Pharmaceuticals, Inc.*	61,333	10,424,157

		142,181,090

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	420,220	25,629,218
ABIOMED, Inc.*	10,261	4,197,262
Align Technology, Inc.*	17,437	5,965,895
Baxter International, Inc.	119,950	8,857,108
Becton Dickinson and Co.	64,315	15,407,302
Boston Scientific Corp.*	331,856	10,851,691
Cooper Cos., Inc. (The)	11,828	2,784,903
Danaher Corp.	148,150	14,619,442
Dentsply Sirona, Inc.	55,378	2,423,895
Edwards Lifesciences Corp.*	50,758	7,388,842
Hologic, Inc.*	66,739	2,652,875
IDEXX Laboratories, Inc.*	21,054	4,588,509
Intuitive Surgical, Inc.*	27,189	13,009,393
Medtronic plc	327,202	28,011,763
ResMed, Inc.	34,458	3,569,160
Stryker Corp.	77,800	13,137,308
Varian Medical Systems, Inc.*	22,088	2,511,847
Zimmer Biomet Holdings, Inc.	49,050	5,466,132

		171,072,545

Health Care Providers & Services (3.1%)
Aetna, Inc.	78,978	14,492,463
AmerisourceBergen Corp.	39,250	3,346,847
Anthem, Inc.	61,750	14,698,352
Cardinal Health, Inc.	75,925	3,707,418
Centene Corp.*	47,687	5,875,515
Cigna Corp.	58,650	9,967,568
CVS Health Corp.	244,845	15,755,776
DaVita, Inc.*	35,138	2,439,983
Envision Healthcare Corp.*	29,131	1,282,055
Express Scripts Holding Co.*	136,255	10,520,249
HCA Healthcare, Inc.	67,580	6,933,708
Henry Schein, Inc.*	37,032	2,690,004
Humana, Inc.	33,300	9,911,079
Laboratory Corp. of America Holdings*	24,650	4,425,415
McKesson Corp.	49,831	6,647,455
Quest Diagnostics, Inc.	32,750	3,600,535
UnitedHealth Group, Inc.	233,700	57,335,958
Universal Health Services, Inc., Class B	20,950	2,334,668

		175,965,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Cerner Corp.*	76,242	$4,558,509

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	77,873	4,815,666
Illumina, Inc.*	35,528	9,922,615
IQVIA Holdings, Inc.*	35,219	3,515,561
Mettler-Toledo International, Inc.*	6,174	3,572,462
PerkinElmer, Inc.	26,650	1,951,579
Thermo Fisher Scientific, Inc.	97,000	20,092,580
Waters Corp.*	19,000	3,678,210

		47,548,673

Pharmaceuticals (4.3%)
Allergan plc	79,745	13,295,086
Bristol-Myers Squibb Co.	394,123	21,810,767
Eli Lilly & Co.	232,760	19,861,411
Johnson & Johnson	647,760	78,599,198
Merck & Co., Inc.	650,917	39,510,662
Mylan NV*	124,250	4,490,395
Nektar Therapeutics*	38,349	1,872,582
Perrigo Co. plc	31,539	2,299,508
Pfizer, Inc.	1,437,190	52,141,253
Zoetis, Inc.	117,624	10,020,389

		243,901,251

Total Health Care		785,227,116

Industrials (9.5%)
Aerospace & Defense (2.6%)
Arconic, Inc.	102,532	1,744,069
Boeing Co. (The)	133,624	44,832,188
General Dynamics Corp.	66,700	12,433,547
Harris Corp.	28,634	4,138,758
Huntington Ingalls Industries, Inc.	11,006	2,385,991
L3 Technologies, Inc.	18,950	3,644,464
Lockheed Martin Corp.	60,008	17,728,164
Northrop Grumman Corp.	42,020	12,929,554
Raytheon Co.	69,700	13,464,646
Rockwell Collins, Inc.	39,550	5,326,594
Textron, Inc.	63,200	4,165,512
TransDigm Group, Inc.	11,751	4,055,740
United Technologies Corp.	179,550	22,449,137

		149,298,364

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	33,702	2,819,509
Expeditors International of Washington, Inc.	42,548	3,110,259
FedEx Corp.	59,560	13,523,694
United Parcel Service, Inc., Class B	166,200	17,655,426

		37,108,888

Airlines (0.4%)
Alaska Air Group, Inc.	29,644	1,790,201
American Airlines Group, Inc.	101,663	3,859,127
Delta Air Lines, Inc.	156,973	7,776,442
Southwest Airlines Co.	130,518	6,640,756
United Continental Holdings, Inc.*	58,424	4,073,906

		24,140,432

Building Products (0.3%)
Allegion plc	22,938	1,774,484
AO Smith Corp.	35,115	2,077,052
Fortune Brands Home & Security, Inc.	36,646	1,967,524
Johnson Controls International plc	223,567	7,478,316
Masco Corp.	75,600	2,828,952

		16,126,328

Commercial Services & Supplies (0.3%)
Cintas Corp.	20,800	3,849,456
Copart, Inc.*	49,542	2,802,096
Republic Services, Inc.	54,351	3,715,434
Stericycle, Inc.*	20,615	1,345,953
Waste Management, Inc.	96,256	7,829,463

		19,542,402

Construction & Engineering (0.1%)
Fluor Corp.	33,750	1,646,325
Jacobs Engineering Group, Inc.	29,014	1,842,099
Quanta Services, Inc.*	37,100	1,239,140

		4,727,564

Electrical Equipment (0.5%)
AMETEK, Inc.	55,848	4,029,992
Eaton Corp. plc	106,225	7,939,256
Emerson Electric Co.	153,200	10,592,248
Rockwell Automation, Inc.	30,900	5,136,507

		27,698,003

Industrial Conglomerates (1.6%)
3M Co.	143,750	28,278,500
General Electric Co.	2,096,215	28,529,486
Honeywell International, Inc.	181,562	26,154,006
Roper Technologies, Inc.	24,805	6,843,948

		89,805,940

Machinery (1.5%)
Caterpillar, Inc.	144,300	19,577,181
Cummins, Inc.	37,650	5,007,450
Deere & Co.	78,200	10,932,360
Dover Corp.	37,300	2,730,360
Flowserve Corp.	31,541	1,274,256
Fortive Corp.	73,925	5,700,357
Illinois Tool Works, Inc.	74,195	10,278,975
Ingersoll-Rand plc	60,315	5,412,065
PACCAR, Inc.	84,900	5,260,404
Parker-Hannifin Corp.	32,100	5,002,785
Pentair plc	39,958	1,681,433
Snap-on, Inc.	13,700	2,201,864
Stanley Black & Decker, Inc.	37,046	4,920,079
Xylem, Inc.	43,400	2,924,292

		82,903,861

Professional Services (0.3%)
Equifax, Inc.	28,950	3,621,934
IHS Markit Ltd.*	87,326	4,505,148
Nielsen Holdings plc	80,921	2,502,887
Robert Half International, Inc.	30,000	1,953,000
Verisk Analytics, Inc.*	37,429	4,028,858

		16,611,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.0%)
CSX Corp.	214,200	$13,661,676
JB Hunt Transport Services, Inc.	20,640	2,508,792
Kansas City Southern	24,890	2,637,344
Norfolk Southern Corp.	68,600	10,349,682
Union Pacific Corp.	190,100	26,933,368

		56,090,862

Trading Companies & Distributors (0.2%)
Fastenal Co.	69,416	3,340,992
United Rentals, Inc.*	20,450	3,018,829
WW Grainger, Inc.	12,350	3,808,740

		10,168,561

Total Industrials		534,223,032

Information Technology (25.7%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,163,050	50,046,041
F5 Networks, Inc.*	14,950	2,578,128
Juniper Networks, Inc.	82,990	2,275,586
Motorola Solutions, Inc.	39,124	4,552,860

		59,452,615

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	73,732	6,425,744
Corning, Inc.	209,742	5,770,002
FLIR Systems, Inc.	33,507	1,741,359
IPG Photonics Corp.*	9,179	2,025,163
TE Connectivity Ltd.	84,820	7,638,889

		23,601,157

Internet Software & Services (5.3%)
Akamai Technologies, Inc.*	40,998	3,002,283
Alphabet, Inc., Class A*	72,099	81,413,470
Alphabet, Inc., Class C*	73,493	81,992,465
eBay, Inc.*	227,150	8,236,459
Facebook, Inc., Class A*	578,452	112,404,793
Twitter, Inc.*	157,774	6,889,991
VeriSign, Inc.*	23,150	3,181,273

		297,120,734

IT Services (4.5%)
Accenture plc, Class A	148,900	24,358,551
Alliance Data Systems Corp.	11,700	2,728,440
Automatic Data Processing, Inc.	107,060	14,361,028
Broadridge Financial Solutions, Inc.	28,881	3,324,203
Cognizant Technology Solutions Corp., Class A	141,950	11,212,631
DXC Technology Co.	68,841	5,549,273
Fidelity National Information Services, Inc.	79,899	8,471,691
Fiserv, Inc.*	99,750	7,390,478
FleetCor Technologies, Inc.*	21,973	4,628,612
Gartner, Inc.*	21,907	2,911,440
Global Payments, Inc.	38,369	4,277,760
International Business Machines Corp.	206,867	28,899,320
Mastercard, Inc., Class A	222,900	43,804,308
Paychex, Inc.	77,085	5,268,760
PayPal Holdings, Inc.*	272,300	22,674,421
Total System Services, Inc.	39,885	3,371,080
Visa, Inc., Class A	435,222	57,645,154
Western Union Co. (The)	110,879	2,254,170

		253,131,320

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc. (x)*	198,812	2,980,192
Analog Devices, Inc.	89,312	8,566,807
Applied Materials, Inc.	253,600	11,713,784
Broadcom, Inc.	99,079	24,040,529
Intel Corp.	1,129,830	56,163,849
KLA-Tencor Corp.	37,800	3,875,634
Lam Research Corp.	39,338	6,799,573
Microchip Technology, Inc.	56,586	5,146,497
Micron Technology, Inc.*	279,100	14,636,004
NVIDIA Corp.	146,050	34,599,245
Qorvo, Inc.*	30,525	2,447,189
QUALCOMM, Inc.	357,410	20,057,849
Skyworks Solutions, Inc.	44,047	4,257,142
Texas Instruments, Inc.	237,531	26,187,793
Xilinx, Inc.	61,450	4,010,227

		225,482,314

Software (6.0%)
Activision Blizzard, Inc.	183,068	13,971,750
Adobe Systems, Inc.*	118,680	28,935,371
ANSYS, Inc.*	20,228	3,523,313
Autodesk, Inc.*	53,180	6,971,366
CA, Inc.	75,395	2,687,832
Cadence Design Systems, Inc.*	68,235	2,955,258
Citrix Systems, Inc.*	31,250	3,276,250
Electronic Arts, Inc.*	74,080	10,446,761
Intuit, Inc.	58,800	12,013,134
Microsoft Corp.	1,858,973	183,313,327
Oracle Corp.	729,567	32,144,722
Red Hat, Inc.*	42,730	5,741,630
salesforce.com, Inc.*	167,122	22,795,441
Symantec Corp.	149,600	3,089,240
Synopsys, Inc.*	35,870	3,069,396
Take-Two Interactive Software, Inc.*	27,644	3,271,944

		338,206,735

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	1,203,824	222,839,862
Hewlett Packard Enterprise Co.	378,319	5,527,241
HP, Inc.	395,319	8,969,788
NetApp, Inc.	64,680	5,079,320
Seagate Technology plc	68,690	3,878,924
Western Digital Corp.	71,842	5,561,289
Xerox Corp.	51,554	1,237,296

		253,093,720

Total Information Technology		1,450,088,595

Materials (2.6%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	52,850	8,230,330
Albemarle Corp.	26,684	2,517,102
CF Industries Holdings, Inc.	56,275	2,498,610
DowDuPont, Inc.	564,953	37,241,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Eastman Chemical Co.	34,550	$3,453,618
Ecolab, Inc.	62,741	8,804,445
FMC Corp.	32,360	2,886,836
International Flavors & Fragrances, Inc.	19,050	2,361,438
LyondellBasell Industries NV, Class A	78,127	8,582,251
Mosaic Co. (The)	84,610	2,373,310
PPG Industries, Inc.	61,400	6,369,022
Praxair, Inc.	69,350	10,967,702
Sherwin-Williams Co. (The)	20,000	8,151,400

		104,437,766

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,223	3,399,753
Vulcan Materials Co.	31,950	4,123,467

		7,523,220

Containers & Packaging (0.3%)
Avery Dennison Corp.	21,200	2,164,520
Ball Corp.	84,500	3,003,975
International Paper Co.	99,635	5,188,991
Packaging Corp. of America	22,821	2,551,160
Sealed Air Corp.	40,334	1,712,178
WestRock Co.	61,556	3,509,923

		18,130,747

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	325,088	5,611,019
Newmont Mining Corp.	128,750	4,855,162
Nucor Corp.	76,700	4,793,750

		15,259,931

Total Materials		145,351,664

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	24,410	3,079,810
American Tower Corp. (REIT)	106,442	15,345,743
Apartment Investment & Management Co. (REIT), Class A	37,933	1,604,566
AvalonBay Communities, Inc. (REIT)	33,314	5,726,343
Boston Properties, Inc. (REIT)	37,230	4,669,387
Crown Castle International Corp. (REIT)	100,060	10,788,469
Digital Realty Trust, Inc. (REIT)	49,545	5,528,231
Duke Realty Corp. (REIT)	86,105	2,499,628
Equinix, Inc. (REIT)	19,195	8,251,738
Equity Residential (REIT)	88,880	5,660,767
Essex Property Trust, Inc. (REIT)	15,957	3,814,840
Extra Space Storage, Inc. (REIT)	30,393	3,033,525
Federal Realty Investment Trust (REIT)	17,631	2,231,203
GGP, Inc. (REIT)	152,454	3,114,635
HCP, Inc. (REIT)	113,258	2,924,322
Host Hotels & Resorts, Inc. (REIT)	177,189	3,733,372
Iron Mountain, Inc. (REIT)	67,884	2,376,619
Kimco Realty Corp. (REIT)	102,630	1,743,684
Macerich Co. (The) (REIT)	26,140	1,485,536
Mid-America Apartment Communities, Inc. (REIT)	27,392	2,757,553
Prologis, Inc. (REIT)	128,622	8,449,179
Public Storage (REIT)	36,210	8,214,601
Realty Income Corp. (REIT)	68,531	3,686,282
Regency Centers Corp. (REIT)	35,850	2,225,568
SBA Communications Corp. (REIT)*	28,102	4,640,202
Simon Property Group, Inc. (REIT)	75,125	12,785,524
SL Green Realty Corp. (REIT)	21,740	2,185,522
UDR, Inc. (REIT)	64,674	2,427,862
Ventas, Inc. (REIT)	85,966	4,895,764
Vornado Realty Trust (REIT)	41,705	3,082,834
Welltower, Inc. (REIT)	89,333	5,600,286
Weyerhaeuser Co. (REIT)	182,241	6,644,507

		155,208,102

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	72,930	3,481,678

Total Real Estate		158,689,780

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,752,904	56,285,748
CenturyLink, Inc.	234,833	4,377,287
Verizon Communications, Inc.	996,536	50,135,726

Total Telecommunication Services		110,798,761

Utilities (2.9%)
Electric Utilities (1.8%)
Alliant Energy Corp.	55,792	2,361,117
American Electric Power Co., Inc.	118,780	8,225,515
Duke Energy Corp.	169,000	13,364,520
Edison International	78,650	4,976,185
Entergy Corp.	43,600	3,522,444
Evergy, Inc.	66,115	3,712,357
Eversource Energy	76,494	4,483,313
Exelon Corp.	232,920	9,922,392
FirstEnergy Corp.	107,932	3,875,838
NextEra Energy, Inc.	113,550	18,966,257
PG&E Corp.	124,250	5,288,080
Pinnacle West Capital Corp.	26,950	2,171,092
PPL Corp.	167,538	4,783,210
Southern Co. (The)	243,350	11,269,539
Xcel Energy, Inc.	122,595	5,600,140

		102,521,999

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	159,450	2,138,224
NRG Energy, Inc.	72,768	2,233,978

		4,372,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.9%)
Ameren Corp.	58,500	$3,559,725
CenterPoint Energy, Inc.	104,000	2,881,840
CMS Energy Corp.	68,100	3,219,768
Consolidated Edison, Inc.	74,950	5,844,601
Dominion Energy, Inc.	157,246	10,721,032
DTE Energy Co.	43,250	4,481,998
NiSource, Inc.	81,459	2,140,743
Public Service Enterprise Group, Inc.	121,850	6,596,959
SCANA Corp.	34,361	1,323,586
Sempra Energy	61,622	7,154,930
WEC Energy Group, Inc.	76,182	4,925,166

		52,850,348

Water Utilities (0.1%)
American Water Works Co., Inc.	43,031	3,673,987

Total Utilities		163,418,536

Total Common Stocks (98.9%) (Cost $2,491,385,662)		5,580,390,670

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $204,000. (xx)	$200,000	200,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,500,636, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,581,431. (xx)	1,500,000	1,500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $102,000. (xx)	100,000	100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $200,037, collateralized by various Common Stocks; total market value $222,439. (xx)	200,000	200,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,000,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $3,061,395. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,099,251, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,121,560. (xx)	1,099,068	1,099,068
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $1,000,410, collateralized by various Common Stocks; total market value $1,112,891. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $3,001,126, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $3,060,000. (xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		11,699,068

Total Short-Term Investments (0.2%) (Cost $11,699,068)		11,699,068

Total Investments in Securities (99.1%) (Cost $2,503,084,730)		5,592,089,738
Other Assets Less Liabilities (0.9%)		49,414,350

Net Assets (100%)		$5,641,504,088

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,643,210.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $12,773,788. This was secured by cash collateral of $11,699,068 which was subsequently invested in joint repurchase agreements with a total value of $11,699,068, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,531,088 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 9/30/18 - 8/15/46.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	363	9/2018	USD	49,397,040	(1,003,585)

					(1,003,585)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$722,984,810	$—	$—	$722,984,810
Consumer Staples	383,002,557	—	—	383,002,557
Energy	352,969,280	—	—	352,969,280
Financials	773,636,539	—	—	773,636,539
Health Care	785,227,116	—	—	785,227,116
Industrials	534,223,032	—	—	534,223,032
Information Technology	1,450,088,595	—	—	1,450,088,595
Materials	145,351,664	—	—	145,351,664
Real Estate	158,689,780	—	—	158,689,780
Telecommunication Services	110,798,761	—	—	110,798,761
Utilities	163,418,536	—	—	163,418,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Repurchase Agreements	$—	$11,699,068	$—	$11,699,068

Total Assets	$5,580,390,670	$11,699,068	$—	$5,592,089,738

Liabilities:
Futures	$(1,003,585)	$—	$—	$(1,003,585)

Total Liabilities	$(1,003,585)	$—	$—	$(1,003,585)

Total	$5,579,387,085	$11,699,068	$—	$5,591,086,153

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,003,585	)*

Total		$(1,003,585)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$2,811,196	$2,811,196

Total	$2,811,196	$2,811,196

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(1,786,313)	$(1,786,313)

Total	$(1,786,313)	$(1,786,313)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $45,322,000 during the six months ended June 30, 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$66,416,714
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$151,411,384

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,218,735,600
Aggregate gross unrealized depreciation	(154,575,329)

Net unrealized appreciation	$3,064,160,271

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,526,925,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,491,385,662)	$5,580,390,670
Repurchase Agreements (Cost $11,699,068)	11,699,068
Cash	59,592,110
Receivable for securities sold	5,292,202
Dividends, interest and other receivables	4,604,284
Receivable from Separate Accounts for Portfolio shares sold	1,064,270
Due from broker for futures variation margin	38,116
Securities lending income receivable	6,466
Other assets	60,536

Total assets	5,662,747,722

LIABILITIES
Payable for return of collateral on securities loaned	11,699,068
Payable to Separate Accounts for Portfolio shares redeemed	3,996,060
Payable for securities purchased	2,802,393
Investment management fees payable	1,023,609
Distribution fees payable – Class IB	681,899
Administrative fees payable	459,947
Distribution fees payable – Class IA	423,726
Trustees’ fees payable	1,685
Accrued expenses	155,247

Total liabilities	21,243,634

NET ASSETS	$5,641,504,088

Net assets were comprised of:
Paid in capital	$2,466,138,523
Accumulated undistributed net investment income (loss)	42,887,604
Accumulated undistributed net realized gain (loss)	44,476,538
Net unrealized appreciation (depreciation)	3,088,001,423

Net assets	$5,641,504,088

Class IA
Net asset value, offering and redemption price per share, $2,031,969,796 / 44,949,123 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.21

Class IB
Net asset value, offering and redemption price per share, $3,272,320,865 / 72,767,907 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.97

Class K
Net asset value, offering and redemption price per share, $337,213,427 / 7,455,786 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.23

(x)	Includes value of securities on loan of $12,773,788.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$54,962,493
Interest	258,781
Securities lending (net)	58,941

Total income	55,280,215

EXPENSES
Investment management fees	6,125,396
Distribution fees – Class IB	4,074,418
Administrative fees	2,747,653
Distribution fees – Class IA	2,532,097
Printing and mailing expenses	209,442
Professional fees	87,175
Custodian fees	62,979
Trustees’ fees	61,881
Miscellaneous	57,023

Total expenses	15,958,064

NET INVESTMENT INCOME (LOSS)	39,322,151

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	58,215,098
Futures contracts	2,811,196

Net realized gain (loss)	61,026,294

Change in unrealized appreciation (depreciation) on:
Investments in securities	33,004,523
Futures contracts	(1,786,313)

Net change in unrealized appreciation (depreciation)	31,218,210

NET REALIZED AND UNREALIZED GAIN (LOSS)	92,244,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,566,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,322,151	$75,361,883
Net realized gain (loss)	61,026,294	62,251,471
Net change in unrealized appreciation (depreciation)	31,218,210	858,535,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	131,566,655	996,148,661

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(27,213,903)
Class IB	—	(43,887,754)
Class K	—	(5,296,479)

	—	(76,398,136)

Distributions from net realized capital gains
Class IA	—	(16,733,483)
Class IB	—	(26,986,021)
Class K	—	(2,787,660)

	—	(46,507,164)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(122,905,300)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,192,119 and 3,297,710 shares, respectively ]	53,771,493	134,550,646
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,003,326 shares, respectively ]	—	43,947,386
Capital shares repurchased [ (1,967,896) and (5,011,551) shares, respectively ]	(88,623,852)	(206,987,301)

Total Class IA transactions	(34,852,359)	(28,489,269)

Class IB
Capital shares sold [ 2,938,341 and 6,483,046 shares, respectively ]	131,565,932	262,944,938
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,626,552 shares, respectively ]	—	70,873,775
Capital shares repurchased [ (4,454,735) and (8,369,008) shares, respectively ]	(199,687,184)	(341,218,964)

Total Class IB transactions	(68,121,252)	(7,400,251)

Class K
Capital shares sold [ 475,050 and 988,302 shares, respectively ]	21,356,588	40,232,867
Capital shares issued in reinvestment of dividends and distributions [ 0 and 184,716 shares, respectively ]	—	8,084,139
Capital shares repurchased [ (766,774) and (1,064,636) shares, respectively ]	(34,617,644)	(43,407,776)

Total Class K transactions	(13,261,056)	4,909,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(116,234,667)	(30,980,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,331,988	842,263,071
NET ASSETS:
Beginning of period	5,626,172,100	4,783,909,029

End of period (a)	$5,641,504,088	$5,626,172,100

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$42,887,604	$3,565,453

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$44.17	$37.31	$34.49	$35.46	$32.21	$24.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.59	0.56	0.58	0.49	0.43
Net realized and unrealized gain (loss)	0.73	7.24	3.32	(0.32)	3.68	7.38

Total from investment operations	1.04	7.83	3.88	0.26	4.17	7.81

Less distributions:
Dividends from net investment income	—	(0.60)	(0.57)	(0.58)	(0.48)	(0.43)
Distributions from net realized gains	—	(0.37)	(0.49)	(0.65)	(0.44)	—

Total dividends and distributions	—	(0.97)	(1.06)	(1.23)	(0.92)	(0.43)

Net asset value, end of period	$45.21	$44.17	$37.31	$34.49	$35.46	$32.21

Total return (b)	2.35%	21.02%	11.24%	0.81%	12.96%	31.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,031,970	$2,019,882	$1,732,371	$1,600,811	$1,628,300	$1,499,464
Ratio of expenses to average net assets (a)(f)	0.58%	0.60%	0.61%	0.61%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.38%	1.43%	1.59%	1.63%	1.44%	1.50%
Portfolio turnover rate (z)^	1%	3%	5%	5%	4%	5%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$43.94	$37.12	$34.32	$35.29	$32.05	$24.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.58	0.56	0.58	0.49	0.43
Net realized and unrealized gain (loss)	0.72	7.21	3.30	(0.32)	3.67	7.34

Total from investment operations	1.03	7.79	3.86	0.26	4.16	7.77

Less distributions:
Dividends from net investment income	—	(0.60)	(0.57)	(0.58)	(0.48)	(0.43)
Distributions from net realized gains	—	(0.37)	(0.49)	(0.65)	(0.44)	—

Total dividends and distributions	—	(0.97)	(1.06)	(1.23)	(0.92)	(0.43)

Net asset value, end of period	$44.97	$43.94	$37.12	$34.32	$35.29	$32.05

Total return (b)	2.34%	21.02%	11.22%	0.81%	12.98%	31.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,272,321	$3,264,301	$2,766,809	$2,493,237	$2,533,152	$2,276,774
Ratio of expenses to average net assets (a)(f)	0.58%	0.60%	0.61%	0.61%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.38%	1.43%	1.59%	1.62%	1.44%	1.50%
Portfolio turnover rate (z)^	1%	3%	5%	5%	4%	5%

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$44.14	$37.27	$34.46	$35.46	$32.20	$24.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36	0.69	0.65	0.67	0.58	0.50
Net realized and unrealized gain (loss)	0.73	7.25	3.32	(0.35)	3.69	7.39

Total from investment operations	1.09	7.94	3.97	0.32	4.27	7.89

Less distributions:
Dividends from net investment income	—	(0.70)	(0.67)	(0.67)	(0.57)	(0.52)
Distributions from net realized gains	—	(0.37)	(0.49)	(0.65)	(0.44)	—

Total dividends and distributions	—	(1.07)	(1.16)	(1.32)	(1.01)	(0.52)

Net asset value, end of period	$45.23	$44.14	$37.27	$34.46	$35.46	$32.20

Total return (b)	2.47%	21.34%	11.50%	0.99%	13.28%	31.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,213	$341,989	$284,729	$275,928	$262,913	$212,945
Ratio of expenses to average net assets (a)(f)	0.33%	0.35%	0.36%	0.36%	0.37%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.63%	1.68%	1.84%	1.88%	1.70%	1.75%
Portfolio turnover rate (z)^	1%	3%	5%	5%	4%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1002

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
U.S. Treasury Obligations	$96,600,671	34.4%
Foreign Government Securities	86,232,339	30.7
Financials	31,970,249	11.4
Supranational	13,432,309	4.8
Health Care	6,312,634	2.3
Consumer Staples	6,288,952	2.2
Energy	6,242,489	2.2
Information Technology	6,205,518	2.2
Consumer Discretionary	5,589,018	2.0
U.S. Government Agency Securities	4,775,676	1.7
Industrials	4,060,471	1.5
Utilities	3,626,820	1.3
Telecommunication Services	2,344,195	0.8
Real Estate	1,884,825	0.7
Materials	1,658,076	0.6
Repurchase Agreements	1,486,620	0.5
Municipal Bonds	241,046	0.1
Cash and Other	1,752,218	0.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$975.88	$4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	976.92	4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	977.15	3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1003

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.0%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$243,003
Australia Government Bond 1.750%, 11/21/20 (m)	AUD	9,200,000	6,763,865
2.750%, 11/21/27 (m)		3,800,000	2,842,716
BHP Billiton Finance USA Ltd. 2.875%, 2/24/22		$94,000	92,822
Commonwealth Bank of Australia 2.300%, 9/6/19		150,000	148,851
National Australia Bank Ltd. 2.500%, 7/12/26		250,000	224,621
New South Wales Treasury Corp. 5.000%, 8/20/24	AUD	1,950,000	1,636,422
Queensland Treasury Corp. 4.000%, 6/21/19 (m)		2,250,000	1,695,284
Rio Tinto Finance USA Ltd. 3.750%, 6/15/25		$150,000	151,010
Westpac Banking Corp. 2.700%, 8/19/26		150,000	136,408

Total Australia			13,935,002

Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21		75,000	74,032
2.625%, 1/17/23		94,000	90,356
3.300%, 2/1/23		150,000	148,379
3.650%, 2/1/26		250,000	244,521
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 2/15/21		47,000	48,398

Total Belgium			605,686

Bermuda (0.0%)
XLIT Ltd. 6.375%, 11/15/24		100,000	112,908

Brazil (1.0%)
Embraer Netherlands Finance BV 5.400%, 2/1/27		100,000	103,500
Federative Republic of Brazil 10.000%, 1/1/19	BRL	3,540,000	926,821
10.000%, 1/1/25		6,850,000	1,663,345
Vale Overseas Ltd. 4.375%, 1/11/22		$13,000	13,135

Total Brazil			2,706,801

Canada (5.7%)
Alimentation Couche-Tard, Inc. 3.550%, 7/26/27 (m)		600,000	569,024
Bank of Montreal 2.350%, 9/11/22		250,000	239,009
Bank of Nova Scotia (The) 4.500%, 12/16/25		100,000	99,655
Canada Housing Trust No. 1 1.250%, 12/15/20§	CAD	3,125,000	2,328,626
Canadian Government Bond 0.750%, 9/1/20		7,270,000	5,389,518
2.750%, 12/1/48		1,350,000	1,150,749
Cenovus Energy, Inc. 4.250%, 4/15/27 (x)		100,000	96,150
Enbridge, Inc. 3.500%, 6/10/24		50,000	48,603
3.700%, 7/15/27		100,000	95,085
Export Development Canada 1.750%, 8/19/19		150,000	148,750
Goldcorp, Inc. 3.625%, 6/9/21		100,000	99,838
Husky Energy, Inc. 4.000%, 4/15/24		50,000	49,800
Hydro-Quebec 8.400%, 1/15/22		75,000	86,190
Nutrien Ltd. 3.150%, 10/1/22		19,000	18,456
Province of Manitoba 2.125%, 5/4/22		100,000	96,308
Province of Ontario 2.250%, 5/18/22		250,000	242,077
3.200%, 5/16/24		2,500,000	2,490,855
Province of Quebec 2.375%, 1/31/22		250,000	244,430
2.625%, 2/13/23		94,000	92,099
2.875%, 10/16/24		2,000,000	1,966,062
Royal Bank of Canada 2.500%, 1/19/21		100,000	98,267
Toronto-Dominion Bank (The) 2.250%, 11/5/19		100,000	99,185
TransCanada PipeLines Ltd. 3.800%, 10/1/20		113,000	114,342
4.875%, 1/15/26		80,000	84,000

Total Canada			15,947,078

Chile (0.1%)
Republic of Chile 3.240%, 2/6/28		200,000	191,250

China (0.5%)
Alibaba Group Holding Ltd. 2.500%, 11/28/19		250,000	248,054
CNOOC Finance 2015 USA LLC 3.500%, 5/5/25		200,000	192,750
Tencent Holdings Ltd. 3.595%, 1/19/28§		900,000	849,815

Total China			1,290,619

Colombia (0.1%)
Ecopetrol SA 7.625%, 7/23/19		66,000	68,887
4.125%, 1/16/25		100,000	96,250
Republic of Colombia 4.000%, 2/26/24		200,000	199,700

Total Colombia			364,837

Denmark (1.7%)
LSF10 Wolverine Investments SCA
5.000%, 3/15/24§	EUR	100,000	115,332

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Nykredit Realkredit A/S 2.500%, 10/1/47 (m)	DKK	11,177,141	$1,828,015
Realkredit Danmark A/S 2.500%, 7/1/47		3,340,003	546,282
2.000%, 10/1/50		14,350,000	2,240,932

Total Denmark			4,730,561

France (0.5%)
BNP Paribas SA 5.000%, 1/15/21		$131,000	136,167
BPCE SA 2.500%, 7/15/19		250,000	248,512
Danone SA 2.947%, 11/2/26§		780,000	717,263
Paprec Holding SA 4.000%, 3/31/25§	EUR	100,000	115,473
Sanofi 4.000%, 3/29/21		$94,000	96,250
Total Capital International SA 2.700%, 1/25/23		113,000	109,658
Total Capital SA 4.450%, 6/24/20		75,000	77,111

Total France			1,500,434

Germany (1.8%)
Adler Pelzer Holding GmbH 4.125%, 4/1/24 (m)	EUR	125,000	146,767
Deutsche Bank AG 3.375%, 5/12/21		$100,000	96,834
4.100%, 1/13/26 (x)		150,000	138,948
Kreditanstalt fuer Wiederaufbau
2.750%, 9/8/20		564,000	563,721
2.000%, 10/4/22		188,000	181,139
2.375%, 12/29/22		500,000	488,395
2.500%, 11/20/24		2,150,000	2,076,687
2.000%, 5/2/25		250,000	234,130
Landwirtschaftliche Rentenbank 2.375%, 6/10/25 (x)		250,000	240,156
Siemens Financieringsmaatschappij NV 2.350%, 10/15/26§		800,000	719,524
Takko Luxembourg 2 SCA 5.375%, 11/15/23 (m)	EUR	100,000	105,301

Total Germany			4,991,602

Hungary (0.1%)
Republic of Hungary 6.375%, 3/29/21		$250,000	266,875

Indonesia (0.7%)
Republic of Indonesia 7.500%, 8/15/32	IDR	29,000,000,000	1,882,975

Ireland (0.2%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$400,000	398,009
Ardagh Packaging Finance plc 4.625%, 5/15/23 (m)		275,000	271,920

Total Ireland			669,929

Italy (1.9%)
Republic of Italy 2.200%, 6/1/27	EUR	1,430,000	1,621,876
2.700%, 3/1/47 (m)		3,670,000	3,823,305

Total Italy			5,445,181

Japan (0.5%)
Japan Bank for International Cooperation 2.500%, 5/28/25		$250,000	238,832
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	197,461
3.677%, 2/22/27 (x)		200,000	196,765
Mizuho Financial Group, Inc. 3.170%, 9/11/27 (x)		200,000	187,285
Nomura Holdings, Inc. 6.700%, 3/4/20		94,000	99,063
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	241,659
3.784%, 3/9/26		100,000	99,381
3.010%, 10/19/26		150,000	140,458

Total Japan			1,400,904

Mexico (2.4%)
America Movil SAB de CV 5.000%, 3/30/20		113,000	115,813
Nemak SAB de CV 3.250%, 3/15/24 (m)	EUR	100,000	116,488
Petroleos Mexicanos 6.375%, 2/4/21		$150,000	157,875
3.500%, 1/30/23		94,000	88,987
4.875%, 1/18/24		100,000	98,217
4.500%, 1/23/26		200,000	186,500
Sigma Alimentos SA de CV 2.625%, 2/7/24 (m)	EUR	200,000	239,399
United Mexican States 3.500%, 1/21/21 (x)		$150,000	149,588
4.000%, 10/2/23		150,000	150,150
4.125%, 1/21/26		200,000	198,100
7.750%, 11/13/42	MXN	103,200,000	5,252,064

Total Mexico			6,753,181

Netherlands (0.5%)
ABN AMRO Bank NV 2.450%, 6/4/20§		$320,000	314,795
Cooperatieve Rabobank UA 4.625%, 12/1/23		250,000	251,680
Shell International Finance BV
4.300%, 9/22/19		188,000	191,458
3.400%, 8/12/23		50,000	49,941
3.250%, 5/11/25		95,000	92,842
Sigma Holdco BV 5.750%, 5/15/26§	EUR	175,000	190,335
UPCB Finance IV Ltd. 5.375%, 1/15/25 (m)		$300,000	284,370

Total Netherlands			1,375,421

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
New Zealand (2.1%)
New Zealand Government Bond 4.500%, 4/15/27 (m)	NZD	7,515,000	$5,820,311

Norway (2.1%)
Equinor ASA 3.700%, 3/1/24		$100,000	101,014
Kingdom of Norway 1.500%, 2/19/26 (m)	NOK	6,700,000	815,954
1.750%, 2/17/27 (m)		41,110,000	5,071,549

Total Norway			5,988,517

Panama (0.1%)
Republic of Panama 3.750%, 3/16/25		$200,000	198,200

Peru (0.8%)
Republic of Peru 6.350%, 8/12/28 (m)	PEN	6,825,000	2,196,977

Philippines (0.1%)
Republic of Philippines 6.500%, 1/20/20		$188,000	197,400
10.625%, 3/16/25		100,000	139,250

Total Philippines			336,650

Poland (2.0%)
Republic of Poland 6.375%, 7/15/19		225,000	232,875
5.000%, 3/23/22		38,000	40,090
4.000%, 1/22/24		100,000	101,500
2.500%, 7/25/27	PLN	21,150,000	5,340,846

Total Poland			5,715,311

Romania (0.4%)
Romania Government Bond 5.750%, 4/29/20	RON	4,300,000	1,108,063

Singapore (2.0%)
Republic of Singapore 3.000%, 9/1/24	SGD	2,300,000	1,747,136
2.875%, 9/1/30		2,830,000	2,123,671
2.750%, 3/1/46		2,375,000	1,694,287

Total Singapore			5,565,094

South Africa (1.1%)
Republic of South Africa 7.750%, 2/28/23	ZAR	27,900,000	1,996,434
8.750%, 2/28/48		16,000,000	1,060,730

Total South Africa			3,057,164

South Korea (2.0%)
Republic of Korea 2.000%, 3/10/20	KRW	3,050,000,000	2,735,972
2.375%, 3/10/23		3,100,000,000	2,777,296

Total South Korea			5,513,268

Spain (0.3%)
Banco Santander SA 3.500%, 4/11/22		$200,000	195,016
Telefonica Emisiones SAU 5.462%, 2/16/21		94,000	98,447
4.103%, 3/8/27		650,000	628,820

Total Spain			922,283

Supranational (4.8%)
Asian Development Bank 1.750%, 1/10/20		500,000	493,743
6.450%, 8/8/21	INR	50,550,000	713,141
1.875%, 2/18/22		$2,200,000	2,126,579
1.750%, 9/13/22		150,000	143,323
2.125%, 3/19/25		100,000	94,825
European Bank for Reconstruction & Development 2.125%, 3/7/22		150,000	145,917
European Investment Bank 1.750%, 5/15/20		500,000	491,511
1.375%, 6/15/20 (x)		250,000	243,714
1.625%, 6/15/21		100,000	96,532
1.875%, 2/10/25 (x)		200,000	185,958
2.125%, 4/13/26		150,000	140,766
2.375%, 5/24/27		2,500,000	2,367,102
Inter-American Development Bank
3.875%, 2/14/20		94,000	95,861
2.500%, 1/18/23		250,000	245,509
2.125%, 1/15/25		250,000	237,622
International Bank for Reconstruction & Development
1.875%, 4/21/20		250,000	246,632
5.625%, 4/11/21	INR	50,000,000	687,295
2.250%, 6/24/21		$200,000	196,943
2.000%, 1/26/22		250,000	242,704
2.125%, 2/13/23 (x)		131,000	126,652
2.500%, 7/29/25		250,000	242,687
1.875%, 10/27/26		3,300,000	3,020,069
International Finance Corp. 1.750%, 3/30/20		250,000	246,222
6.300%, 11/25/24	INR	44,700,000	601,002

Total Supranational			13,432,309

Switzerland (0.5%)
ABB Finance USA, Inc. 2.875%, 5/8/22		$94,000	92,291
Credit Suisse AG 4.375%, 8/5/20		250,000	256,018
Credit Suisse Group Funding Guernsey Ltd. 3.800%, 9/15/22		450,000	447,475
Novartis Capital Corp. 3.000%, 11/20/25		150,000	144,934
Selecta Group BV 5.875%, 2/1/24§	EUR	150,000	170,626
UBS AG 2.375%, 8/14/19		$250,000	248,620

Total Switzerland			1,359,964

Thailand (1.2%)
Thailand Government Bond 3.850%, 12/12/25	THB	105,850,000	3,487,039

United Arab Emirates (0.1%)
MDC-GMTN BV 5.500%, 4/20/21 (m)		$319,000	334,950

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
United Kingdom (3.8%)
AstraZeneca plc 3.375%, 11/16/25		$100,000	$96,628
Barclays Bank plc 5.140%, 10/14/20		131,000	133,829
Barclays plc 2.750%, 11/8/19		250,000	248,349
3.200%, 8/10/21		200,000	195,599
BAT Capital Corp. 3.557%, 8/15/27§		150,000	139,777
BP Capital Markets plc 2.521%, 1/15/20		50,000	49,688
4.500%, 10/1/20		38,000	39,139
3.062%, 3/17/22		130,000	128,856
3.245%, 5/6/22		75,000	74,732
3.224%, 4/14/24		675,000	660,225
CPUK Finance Ltd. 4.250%, 8/28/22 (m)	GBP	100,000	132,516
Firstgroup plc 5.250%, 11/29/22 (m)		400,000	583,089
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23		$94,000	91,589
Heathrow Funding Ltd. 7.125%, 2/14/24 (m)	GBP	250,000	404,643
HSBC Holdings plc 5.100%, 4/5/21		$150,000	156,360
4.000%, 3/30/22		100,000	101,016
3.600%, 5/25/23		200,000	198,026
4.375%, 11/23/26		200,000	196,558
Jaguar Land Rover Automotive plc 3.500%, 3/15/20 (m)		200,000	198,250
Lloyds Banking Group plc 4.500%, 11/4/24		200,000	196,872
NatWest Markets plc 4.800%, 4/5/26		200,000	201,025
Ocado Group plc 4.000%, 6/15/24 (m)	GBP	100,000	131,988
RAC Bond Co. plc 5.000%, 11/6/22 (m)		200,000	249,076
Reynolds American, Inc. 6.875%, 5/1/20		$38,000	40,310
4.850%, 9/15/23		150,000	155,863
Santander UK plc 2.350%, 9/10/19		150,000	148,815
2.375%, 3/16/20		700,000	689,254
Sky plc 3.750%, 9/16/24§		700,000	696,092
Tesco plc 6.125%, 2/24/22	GBP	150,000	223,974
Thomas Cook Finance 2 plc 3.875%, 7/15/23§	EUR	100,000	117,084
U.K. Treasury Bonds 1.250%, 7/22/27 (m)	GBP	2,700,000	3,539,467
Unilever Capital Corp. 2.000%, 7/28/26		$100,000	88,661
3.500%, 3/22/28		100,000	99,731
Vodafone Group plc 2.950%, 2/19/23		94,000	90,715
4.375%, 5/30/28		250,000	247,042
WPP Finance 2010 3.750%, 9/19/24		50,000	48,290

Total United Kingdom			10,793,128

United States (52.5%)
21st Century Fox America, Inc. 5.650%, 8/15/20		56,000	58,770
3.700%, 10/15/25		100,000	98,649
3M Co. 3.000%, 8/7/25		100,000	97,483
Abbott Laboratories 2.550%, 3/15/22		90,000	87,027
3.400%, 11/30/23		100,000	98,754
AbbVie, Inc. 2.900%, 11/6/22		131,000	126,916
3.600%, 5/14/25		150,000	145,121
Agilent Technologies, Inc. 3.875%, 7/15/23		56,000	55,778
Aircastle Ltd. 5.000%, 4/1/23		50,000	50,188
Allergan Finance LLC 3.250%, 10/1/22		75,000	72,821
Allergan Funding SCS 3.450%, 3/15/22		400,000	393,478
3.800%, 3/15/25		150,000	145,492
Allstate Corp. (The) 3.150%, 6/15/23		94,000	92,992
Altria Group, Inc. 9.250%, 8/6/19		42,000	44,835
2.950%, 5/2/23		94,000	91,187
4.000%, 1/31/24		100,000	100,810
Amazon.com, Inc. 2.600%, 12/5/19		100,000	99,694
3.300%, 12/5/21		100,000	100,835
3.150%, 8/22/27		100,000	95,876
American Express Co. 2.650%, 12/2/22		203,000	195,213
American Honda Finance Corp. 2.900%, 2/16/24		150,000	145,521
American International Group, Inc. 4.875%, 6/1/22		150,000	156,802
4.200%, 4/1/28		100,000	97,849
American Tower Corp. (REIT) 5.050%, 9/1/20		113,000	116,996
5.000%, 2/15/24		100,000	103,607
Ameriprise Financial, Inc. 5.300%, 3/15/20		94,000	97,207
4.000%, 10/15/23		100,000	102,291
Amgen, Inc. 3.450%, 10/1/20		188,000	189,011
2.700%, 5/1/22		75,000	72,839
3.625%, 5/15/22		56,000	56,200
Anadarko Petroleum Corp. 5.550%, 3/15/26		100,000	107,210
Andeavor 5.125%, 12/15/26		100,000	103,890
Anthem, Inc. 2.250%, 8/15/19		100,000	99,169
3.350%, 12/1/24		200,000	192,426
Aon Corp. 5.000%, 9/30/20		113,000	116,926
Apple, Inc. 2.850%, 5/6/21		250,000	249,313
2.150%, 2/9/22		100,000	96,889
2.850%, 2/23/23		75,000	73,812
3.200%, 5/13/25		75,000	73,346

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 8/4/26	$100,000	$91,709
3.350%, 2/9/27	100,000	97,811
2.900%, 9/12/27	150,000	141,208
Applied Materials, Inc. 4.300%, 6/15/21	75,000	77,457
Arizona Public Service Co. 3.150%, 5/15/25	100,000	96,942
AT&T, Inc. 4.600%, 2/15/21	188,000	193,238
3.875%, 8/15/21	113,000	113,901
3.000%, 6/30/22	50,000	48,475
2.625%, 12/1/22	94,000	89,011
3.950%, 1/15/25	100,000	97,607
3.400%, 5/15/25	150,000	140,606
AutoZone, Inc. 4.000%, 11/15/20	94,000	95,714
AvalonBay Communities, Inc. (REIT) 3.625%, 10/1/20	100,000	100,892
Baker Hughes a GE Co. LLC 3.337%, 12/15/27	60,000	55,908
Bank of America Corp. 2.250%, 4/21/20	100,000	98,598
2.625%, 10/19/20	150,000	148,033
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)	583,000	564,519
4.125%, 1/22/24	100,000	101,582
4.200%, 8/26/24	100,000	100,427
4.000%, 1/22/25	100,000	99,034
4.450%, 3/3/26	100,000	100,045
3.500%, 4/19/26	100,000	96,760
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	100,000	97,518
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	120,000	118,768
4.150%, 2/1/21	113,000	115,790
3.000%, 2/24/25	65,000	62,234
3.850%, 4/28/28	150,000	151,010
BB&T Corp. 2.450%, 1/15/20	100,000	98,975
2.750%, 4/1/22	250,000	243,911
Becton Dickinson and Co. 2.675%, 12/15/19	150,000	148,500
3.363%, 6/6/24	150,000	144,045
Berkshire Hathaway Energy Co. 2.400%, 2/1/20	150,000	148,903
Berkshire Hathaway Finance Corp. 3.000%, 5/15/22	94,000	93,818
Berkshire Hathaway, Inc. 2.750%, 3/15/23	65,000	63,611
3.125%, 3/15/26	100,000	96,378
Biogen, Inc. 4.050%, 9/15/25	100,000	100,659
Boston Properties LP (REIT) 5.625%, 11/15/20	100,000	104,809
3.650%, 2/1/26	100,000	96,865
Boston Scientific Corp. 3.850%, 5/15/25	50,000	49,383
Bristol-Myers Squibb Co. 2.000%, 8/1/22	94,000	89,510
Brixmor Operating Partnership LP (REIT) 3.900%, 3/15/27	100,000	93,623
Broadcom Corp. 3.875%, 1/15/27	200,000	188,937
Broadridge Financial Solutions, Inc. 3.400%, 6/27/26	30,000	28,377
Burlington Northern Santa Fe LLC 3.050%, 3/15/22	94,000	93,411
3.750%, 4/1/24	25,000	25,317
Capital One Bank USA NA 3.375%, 2/15/23	300,000	292,526
Capital One Financial Corp. 3.800%, 1/31/28	100,000	94,818
Cardinal Health, Inc. 3.410%, 6/15/27	150,000	137,528
Caterpillar, Inc. 2.600%, 6/26/22	56,000	54,691
CBS Corp. 2.900%, 1/15/27	100,000	88,603
Celgene Corp. 3.950%, 10/15/20	19,000	19,224
3.875%, 8/15/25	150,000	145,684
CenterPoint Energy Resources Corp. 4.500%, 1/15/21	65,000	66,623
Charles Schwab Corp. (The) 3.200%, 1/25/28	100,000	95,833
Charter Communications Operating LLC 4.908%, 7/23/25	170,000	171,630
Chevron Corp. 2.193%, 11/15/19	285,000	283,297
3.191%, 6/24/23	75,000	74,585
2.954%, 5/16/26	150,000	143,907
Chubb INA Holdings, Inc. 3.350%, 5/15/24	100,000	98,577
Cigna Corp. 4.500%, 3/15/21	94,000	96,385
Cisco Systems, Inc. 4.450%, 1/15/20	188,000	192,919
2.200%, 2/28/21	250,000	245,292
Citigroup, Inc. 2.650%, 10/26/20	250,000	246,111
4.500%, 1/14/22	100,000	102,001
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23 (k)	250,000	240,995
3.875%, 10/25/23	100,000	100,146
3.750%, 6/16/24	150,000	147,915
3.300%, 4/27/25	65,000	62,336
4.400%, 6/10/25	100,000	99,583
3.200%, 10/21/26	100,000	92,814
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	100,000	96,776
Clorox Co. (The) 3.500%, 12/15/24	100,000	99,024
CNA Financial Corp. 5.875%, 8/15/20	56,000	58,754

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Coca-Cola Co. (The) 3.150%, 11/15/20		$169,000	$169,954
3.200%, 11/1/23		100,000	99,454
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		38,000	46,654
Comcast Corp. 5.150%, 3/1/20		94,000	96,996
3.375%, 8/15/25		100,000	95,490
3.300%, 2/1/27		100,000	93,985
Commonwealth Edison Co. 3.400%, 9/1/21		150,000	149,534
2.550%, 6/15/26		100,000	92,193
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E 4.200%, 12/1/21		80,000	82,520
Conagra Brands, Inc. 3.200%, 1/25/23		54,000	51,803
Connecticut Light & Power Co. (The) 2.500%, 1/15/23		94,000	90,741
Constellation Brands, Inc. 4.750%, 12/1/25		100,000	103,760
Consumers Energy Co. 6.700%, 9/15/19		94,000	98,103
Corning, Inc. 4.250%, 8/15/20		56,000	57,036
Costco Wholesale Corp. 2.250%, 2/15/22		55,000	53,430
Coty, Inc. 4.000%, 4/15/23§	EUR	100,000	115,329
Crown Castle International Corp. (REIT) 4.450%, 2/15/26		$100,000	99,053
CSX Corp. 3.350%, 11/1/25		100,000	96,492
CVS Health Corp. 3.875%, 7/20/25		133,000	129,902
2.875%, 6/1/26		150,000	136,354
4.300%, 3/25/28		200,000	196,960
Darling Global Finance BV 3.625%, 5/15/26§	EUR	150,000	176,269
DDR Corp. (REIT) 3.625%, 2/1/25		$100,000	94,313
Deere & Co. 4.375%, 10/16/19		131,000	133,698
2.600%, 6/8/22		38,000	37,012
Dell International LLC 5.450%, 6/15/23§		100,000	104,632
6.020%, 6/15/26§		150,000	157,608
Delphi Corp. 4.150%, 3/15/24		100,000	100,036
Devon Energy Corp. 4.000%, 7/15/21		113,000	114,553
Discover Financial Services 3.950%, 11/6/24		100,000	97,625
Discovery Communications LLC
4.375%, 6/15/21		38,000	38,853
3.800%, 3/13/24		100,000	98,225
3.900%, 11/15/24 (m)		100,000	97,854
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		50,000	48,840
Dominion Energy, Inc. 2.500%, 12/1/19		300,000	297,444
Dow Chemical Co. (The) 4.250%, 11/15/20		59,000	60,294
DTE Energy Co. 2.400%, 12/1/19		150,000	148,470
Duke Energy Corp. 3.950%, 10/15/23		100,000	100,650
Duke Energy Indiana LLC 3.750%, 7/15/20		38,000	38,499
Eastman Chemical Co. 3.600%, 8/15/22		75,000	74,597
Eaton Corp. 2.750%, 11/2/22		94,000	91,142
eBay, Inc. 3.250%, 10/15/20		38,000	38,032
3.600%, 6/5/27		100,000	94,765
Ecolab, Inc. 4.350%, 12/8/21		77,000	79,377
Emerson Electric Co. 2.625%, 2/15/23		94,000	91,105
Energy Transfer Partners LP 4.650%, 6/1/21		150,000	153,986
4.050%, 3/15/25		100,000	96,680
Entergy Corp. 5.125%, 9/15/20		113,000	116,371
2.950%, 9/1/26		150,000	136,814
Enterprise Products Operating LLC 2.550%, 10/15/19		150,000	149,013
3.350%, 3/15/23		94,000	92,619
3.900%, 2/15/24		50,000	50,027
EOG Resources, Inc. 4.100%, 2/1/21		75,000	76,199
EQT Corp. 4.875%, 11/15/21		94,000	96,846
Essex Portfolio LP (REIT) 3.875%, 5/1/24		100,000	98,845
Expedia Group, Inc. 5.950%, 8/15/20		56,000	58,870
3.800%, 2/15/28		100,000	91,500
Express Scripts Holding Co. 3.900%, 2/15/22		94,000	94,304
3.400%, 3/1/27		100,000	91,362
Exxon Mobil Corp. 2.397%, 3/6/22		100,000	97,595
3.176%, 3/15/24		100,000	99,349
FedEx Corp. 2.300%, 2/1/20		60,000	59,428
2.625%, 8/1/22		19,000	18,446
FHLB 2.750%, 12/13/24		200,000	198,268
FHLMC 2.375%, 1/13/22		1,614,000	1,594,138
Fidelity National Information Services, Inc.
3.500%, 4/15/23		75,000	73,964
5.000%, 10/15/25		100,000	105,472

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Fifth Third Bancorp 2.875%, 7/27/20		$150,000	$149,180
FirstEnergy Corp. 3.900%, 7/15/27		150,000	145,641
Fiserv, Inc. 4.750%, 6/15/21		56,000	58,235
Florida Power & Light Co. 3.250%, 6/1/24		100,000	99,039
Flowserve Corp. 4.000%, 11/15/23		50,000	49,664
FNMA 1.750%, 6/20/19		800,000	794,460
1.000%, 8/28/19		1,500,000	1,475,184
1.250%, 8/17/21		500,000	478,751
2.125%, 4/24/26		250,000	234,875
Ford Motor Credit Co. LLC 3.200%, 1/15/21		200,000	197,679
4.389%, 1/8/26		200,000	197,158
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20		217,000	212,067
GE Capital UK Funding Unlimited Co. 5.125%, 5/24/23 (m)	GBP	200,000	300,081
General Dynamics Corp. 3.875%, 7/15/21		$38,000	38,830
2.250%, 11/15/22		56,000	53,529
General Electric Co. 6.000%, 8/7/19		150,000	154,956
5.300%, 2/11/21		76,000	79,352
2.700%, 10/9/22		75,000	72,494
3.100%, 1/9/23		75,000	73,372
General Mills, Inc. 2.200%, 10/21/19		100,000	98,825
General Motors Financial Co., Inc.
4.000%, 1/15/25		100,000	97,444
4.300%, 7/13/25		100,000	98,553
5.250%, 3/1/26		50,000	51,701
3.850%, 1/5/28		100,000	92,908
Georgia Power Co. 3.250%, 4/1/26		100,000	95,886
Gilead Sciences, Inc. 4.400%, 12/1/21		113,000	116,955
3.250%, 9/1/22		30,000	29,800
3.650%, 3/1/26		100,000	98,764
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19		100,000	99,377
6.000%, 6/15/20		188,000	197,850
2.750%, 9/15/20		30,000	29,647
3.625%, 1/22/23		56,000	55,583
3.850%, 7/8/24		150,000	148,452
4.250%, 10/21/25		75,000	73,854
3.750%, 2/25/26		30,000	29,051
3.500%, 11/16/26		150,000	141,017
3.850%, 1/26/27		150,000	144,101
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)		100,000	94,833
Great Plains Energy, Inc. 4.850%, 6/1/21		38,000	38,971
Halliburton Co. 3.800%, 11/15/25		150,000	148,918
Hartford Financial Services Group, Inc. (The) 5.500%, 3/30/20		56,000	58,204
HCP, Inc. (REIT) 2.625%, 2/1/20		94,000	92,730
3.400%, 2/1/25		100,000	94,462
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (e)		200,000	203,737
Home Depot, Inc. (The) 2.625%, 6/1/22		75,000	73,598
2.125%, 9/15/26		25,000	22,246
Hospitality Properties Trust (REIT) 4.500%, 3/15/25		100,000	97,539
HP, Inc. 4.050%, 9/15/22		100,000	101,306
Humana, Inc. 3.950%, 3/15/27		100,000	97,763
Illinois Tool Works, Inc. 3.500%, 3/1/24		100,000	100,866
Intel Corp. 3.300%, 10/1/21		94,000	94,641
2.700%, 12/15/22		75,000	73,389
3.150%, 5/11/27		100,000	96,893
Intercontinental Exchange, Inc. 2.750%, 12/1/20		125,000	123,994
International Business Machines Corp. 3.625%, 2/12/24		150,000	151,095
International Game Technology plc 6.250%, 2/15/22 (m)		250,000	256,250
International Paper Co. 4.750%, 2/15/22		47,000	48,590
3.650%, 6/15/24		100,000	98,658
Jefferies Financial Group, Inc. 5.500%, 10/18/23		50,000	51,280
Jefferies Group LLC 4.850%, 1/15/27		100,000	97,355
JM Smucker Co. (The) 3.000%, 3/15/22		135,000	132,053
John Deere Capital Corp. 3.050%, 1/6/28		100,000	95,025
Johnson & Johnson 2.450%, 12/5/21		100,000	98,344
2.050%, 3/1/23		25,000	24,058
3.375%, 12/5/23		50,000	50,456
JPMorgan Chase & Co. 2.250%, 1/23/20		100,000	98,721
4.250%, 10/15/20		376,000	384,367
2.972%, 1/15/23		250,000	243,432
3.200%, 1/25/23		131,000	128,526
3.625%, 5/13/24		100,000	99,236
3.875%, 9/10/24		150,000	148,556
3.125%, 1/23/25		100,000	95,636
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		100,000	96,559
3.300%, 4/1/26		100,000	95,633
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)		100,000	97,556
Juniper Networks, Inc. 4.600%, 3/15/21		38,000	39,070

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Kellogg Co. 4.000%, 12/15/20	$94,000	$95,857
KeyCorp 2.900%, 9/15/20	75,000	74,421
5.100%, 3/24/21	75,000	78,353
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	150,000	157,937
6.500%, 4/1/20	75,000	78,773
Kinder Morgan, Inc. 3.050%, 12/1/19	250,000	249,454
KLA-Tencor Corp. 4.125%, 11/1/21	90,000	91,660
Kraft Heinz Foods Co. 5.375%, 2/10/20	98,000	101,458
3.500%, 7/15/22	100,000	98,764
Kroger Co. (The) 6.150%, 1/15/20	94,000	98,147
L3 Technologies, Inc. 4.950%, 2/15/21	56,000	57,494
Laboratory Corp. of America Holdings 3.200%, 2/1/22	50,000	49,437
Lam Research Corp. 3.800%, 3/15/25	30,000	29,892
LG&E & KU Energy LLC 3.750%, 11/15/20	75,000	75,902
Liberty Property LP (REIT) 4.125%, 6/15/22	56,000	57,099
Life Technologies Corp. 5.000%, 1/15/21	75,000	77,700
Lincoln National Corp. 4.850%, 6/24/21	56,000	58,279
Lockheed Martin Corp. 4.250%, 11/15/19	113,000	115,242
3.550%, 1/15/26	100,000	98,314
Lowe’s Cos., Inc. 3.375%, 9/15/25	100,000	98,003
LyondellBasell Industries NV 6.000%, 11/15/21	200,000	214,551
Macy’s Retail Holdings, Inc. 3.625%, 6/1/24	100,000	96,593
Maple Escrow Subsidiary, Inc. 4.597%, 5/25/28 (x)§	100,000	100,415
Marathon Oil Corp. 2.800%, 11/1/22	75,000	71,969
Marathon Petroleum Corp. 5.125%, 3/1/21	94,000	97,991
Marriott International, Inc. 3.125%, 10/15/21	100,000	98,903
Marsh & McLennan Cos., Inc. 3.500%, 6/3/24	100,000	98,940
McDonald’s Corp. 3.250%, 6/10/24	150,000	147,754
Medco Health Solutions, Inc. 4.125%, 9/15/20	75,000	76,088
Medtronic, Inc. 2.500%, 3/15/20	150,000	148,978
3.150%, 3/15/22	55,000	54,572
3.500%, 3/15/25	100,000	98,995
Merck & Co., Inc. 2.350%, 2/10/22	30,000	29,210
2.750%, 2/10/25	150,000	143,420
MetLife, Inc. 4.368%, 9/15/23 (e)	150,000	156,112
Microsoft Corp. 3.000%, 10/1/20	56,000	56,221
2.375%, 2/12/22	60,000	58,687
2.650%, 11/3/22	75,000	73,665
2.125%, 11/15/22 (x)	100,000	96,028
2.000%, 8/8/23	90,000	84,975
3.300%, 2/6/27	250,000	246,209
Molson Coors Brewing Co. 3.000%, 7/15/26	100,000	90,663
Moody’s Corp. 4.500%, 9/1/22	19,000	19,639
Morgan Stanley 2.375%, 7/23/19	150,000	149,011
5.500%, 1/26/20	150,000	155,311
2.800%, 6/16/20	95,000	94,152
5.750%, 1/25/21	188,000	198,822
2.500%, 4/21/21	100,000	97,543
3.750%, 2/25/23	56,000	56,023
4.100%, 5/22/23	100,000	100,415
4.000%, 7/23/25	100,000	99,567
3.125%, 7/27/26	100,000	92,944
3.625%, 1/20/27	100,000	95,909
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	100,000	95,027
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	100,000	96,302
Mosaic Co. (The) 4.250%, 11/15/23	100,000	100,398
Motorola Solutions, Inc. 3.750%, 5/15/22	56,000	55,713
MPLX LP 4.500%, 7/15/23	50,000	50,855
4.875%, 6/1/25	50,000	51,443
MUFG Americas Holdings Corp. 3.000%, 2/10/25	150,000	143,661
Mylan NV 3.950%, 6/15/26	100,000	95,507
Nasdaq, Inc. 5.550%, 1/15/20	75,000	77,872
National Fuel Gas Co. 3.950%, 9/15/27	100,000	94,758
National Oilwell Varco, Inc. 2.600%, 12/1/22	113,000	106,755
National Retail Properties, Inc. (REIT) 3.900%, 6/15/24	100,000	98,387
NBCUniversal Media LLC 4.375%, 4/1/21	150,000	153,914
NetApp, Inc. 3.375%, 6/15/21	100,000	99,305
Newell Brands, Inc. 3.850%, 4/1/23	55,000	54,187
4.200%, 4/1/26	100,000	96,541
Newmont Mining Corp. 3.500%, 3/15/22	94,000	93,437
NextEra Energy Capital Holdings, Inc. 2.700%, 9/15/19	150,000	149,280
Noble Energy, Inc. 4.150%, 12/15/21	94,000	95,513

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp. 3.500%, 3/15/21	$19,000	$19,188
3.250%, 1/15/28	100,000	93,992
Occidental Petroleum Corp. 2.700%, 2/15/23	94,000	91,248
Omega Healthcare Investors, Inc. (REIT) 4.375%, 8/1/23	100,000	98,854
Omnicom Group, Inc. 4.450%, 8/15/20	38,000	38,892
3.625%, 5/1/22	19,000	18,887
Oracle Corp. 2.500%, 5/15/22	100,000	97,281
2.500%, 10/15/22	75,000	72,503
2.400%, 9/15/23	100,000	94,766
2.650%, 7/15/26	100,000	92,146
3.250%, 11/15/27	150,000	143,450
Pacific Gas & Electric Co. 3.500%, 10/1/20	56,000	55,440
2.950%, 3/1/26	100,000	89,330
Parker-Hannifin Corp. 3.300%, 11/21/24	100,000	98,407
PepsiCo, Inc. 1.850%, 4/30/20	100,000	98,257
3.000%, 10/15/27	250,000	237,725
Pfizer, Inc. 2.200%, 12/15/21	100,000	97,352
3.000%, 12/15/26	150,000	143,888
Philip Morris International, Inc. 3.600%, 11/15/23	50,000	49,744
3.125%, 3/2/28	100,000	94,634
Plains All American Pipeline LP 3.850%, 10/15/23	100,000	97,596
PNC Bank NA 2.625%, 2/17/22	250,000	244,278
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	150,000	150,302
PPL Capital Funding, Inc. 4.200%, 6/15/22	47,000	47,529
Precision Castparts Corp. 2.500%, 1/15/23	38,000	36,517
Progress Energy, Inc. 4.400%, 1/15/21	94,000	95,960
Progressive Corp. (The) 3.750%, 8/23/21	56,000	56,691
Prudential Financial, Inc. 2.350%, 8/15/19	150,000	148,159
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)(x)	100,000	105,750
Puget Energy, Inc. 3.650%, 5/15/25	50,000	48,670
QUALCOMM, Inc. 3.450%, 5/20/25	100,000	96,494
Raytheon Co. 3.125%, 10/15/20	94,000	94,300
Realty Income Corp. (REIT) 3.250%, 10/15/22	56,000	54,942
Reinsurance Group of America, Inc. 4.700%, 9/15/23	50,000	51,701
Republic Services, Inc. 5.250%, 11/15/21	94,000	99,539
Roper Technologies, Inc. 3.125%, 11/15/22	75,000	73,889
Ryder System, Inc. 2.500%, 5/11/20	45,000	44,456
S&P Global, Inc. 3.300%, 8/14/20	35,000	35,027
Sabine Pass Liquefaction LLC 5.875%, 6/30/26	150,000	160,849
San Diego Gas & Electric Co. 3.600%, 9/1/23	100,000	100,661
Santander Holdings USA, Inc. 2.650%, 4/17/20	120,000	118,944
Seagate HDD Cayman 4.750%, 6/1/23	25,000	24,740
4.750%, 1/1/25	50,000	47,907
Sempra Energy 2.400%, 3/15/20	200,000	197,304
3.400%, 2/1/28	100,000	93,884
Sherwin-Williams Co. (The) 2.750%, 6/1/22	250,000	240,993
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	225,000	205,642
Simon Property Group LP (REIT) 3.300%, 1/15/26	100,000	96,018
Southern California Edison Co. 3.875%, 6/1/21	19,000	19,328
Southern Co. (The) 2.150%, 9/1/19	100,000	99,049
2.750%, 6/15/20	100,000	99,188
Stanley Black & Decker, Inc. 2.900%, 11/1/22	56,000	55,032
Starbucks Corp. 3.850%, 10/1/23	50,000	50,446
State of California 5.700%, 11/1/21	100,000	108,696
State of California Federally Taxable General Obligation Bonds Various Purpose 3.375%, 4/1/25	50,000	49,830
State Street Corp. 3.300%, 12/16/24	65,000	63,808
Stryker Corp. 3.500%, 3/15/26	100,000	96,848
Synchrony Financial 2.700%, 2/3/20	25,000	24,789
3.750%, 8/15/21	50,000	49,896
4.500%, 7/23/25	100,000	98,201
Sysco Corp. 2.600%, 10/1/20	30,000	29,710
3.750%, 10/1/25	100,000	98,787
TD Ameritrade Holding Corp. 2.950%, 4/1/22	100,000	98,227
Texas Instruments, Inc. 1.750%, 5/1/20	100,000	97,779
Textron, Inc. 4.300%, 3/1/24	100,000	102,417
Thermo Fisher Scientific, Inc. 3.600%, 8/15/21	160,000	160,867
Toyota Motor Credit Corp. 2.150%, 3/12/20	135,000	133,268
3.300%, 1/12/22	94,000	94,049

See Notes to Financial Statements.

1012

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Transcontinental Gas Pipe Line Co. LLC 7.850%, 2/1/26	$50,000	$61,429
Tyson Foods, Inc. 4.500%, 6/15/22	75,000	77,165
U.S. Treasury Bonds 8.500%, 2/15/20	113,000	123,725
8.125%, 5/15/21	300,000	345,324
7.125%, 2/15/23	788,000	937,412
7.500%, 11/15/24	500,000	637,008
6.000%, 2/15/26	990,000	1,205,294
6.500%, 11/15/26	150,000	190,952
6.375%, 8/15/27	300,000	384,945
6.125%, 11/15/27	250,000	317,010
U.S. Treasury Notes
0.750%, 7/15/19	200,000	196,680
1.375%, 7/31/19	1,500,000	1,483,711
1.625%, 7/31/19	600,000	595,083
3.625%, 8/15/19	843,000	854,137
1.500%, 10/31/19	1,100,000	1,086,340
3.375%, 11/15/19	1,069,000	1,081,861
1.500%, 11/30/19	2,600,000	2,564,961
1.625%, 12/31/19	1,000,000	987,531
3.625%, 2/15/20	1,011,000	1,028,771
1.250%, 2/29/20	500,000	489,766
1.375%, 2/29/20	200,000	196,317
1.375%, 3/31/20	2,000,000	1,961,172
2.250%, 3/31/20	1,700,000	1,692,310
1.375%, 4/30/20	1,000,000	979,531
1.500%, 5/15/20	650,000	637,863
3.500%, 5/15/20	1,251,000	1,272,770
1.375%, 5/31/20	289,000	282,736
2.500%, 5/31/20	2,000,000	1,999,000
1.625%, 6/30/20	900,000	884,102
1.875%, 6/30/20	1,000,000	987,086
2.625%, 8/15/20	376,000	376,458
1.375%, 8/31/20	400,000	390,084
1.375%, 9/30/20	1,500,000	1,461,105
2.000%, 9/30/20	550,000	543,159
1.375%, 10/31/20	200,000	194,564
1.750%, 10/31/20	1,000,000	981,273
2.625%, 11/15/20	1,274,000	1,275,115
1.625%, 11/30/20	1,300,000	1,270,770
2.000%, 11/30/20	300,000	295,877
1.750%, 12/31/20	1,700,000	1,665,456
2.375%, 12/31/20	350,000	348,201
1.375%, 1/31/21	450,000	436,264
2.125%, 1/31/21	1,000,000	988,102
2.000%, 2/28/21	1,200,000	1,181,278
3.125%, 5/15/21	946,000	959,089
1.375%, 5/31/21	300,000	289,523
1.125%, 6/30/21	1,000,000	956,844
2.125%, 6/30/21	1,000,000	985,563
2.250%, 7/31/21	1,677,600	1,658,622
2.125%, 8/15/21	688,000	677,347
2.125%, 9/30/21	500,000	491,867
1.250%, 10/31/21	1,500,000	1,433,098
2.000%, 11/15/21	1,722,000	1,685,663
1.750%, 11/30/21	800,000	776,306
1.875%, 11/30/21	1,700,000	1,656,517
2.000%, 12/31/21	1,300,000	1,271,166
1.500%, 1/31/22	200,000	191,984
1.750%, 2/28/22	688,000	665,683
1.875%, 2/28/22	800,000	777,675
1.750%, 3/31/22	1,400,000	1,353,592
1.750%, 4/30/22	700,000	675,998
1.875%, 4/30/22	400,000	388,138
1.750%, 5/15/22	364,000	351,408
1.750%, 5/31/22	1,000,000	965,039
1.750%, 6/30/22	400,000	385,669
2.125%, 6/30/22	900,000	880,509
1.875%, 7/31/22	1,400,000	1,355,342
2.000%, 7/31/22	400,000	389,128
1.625%, 8/15/22	1,003,000	960,702
1.625%, 8/31/22	900,000	861,884
1.875%, 8/31/22	1,000,000	967,328
1.750%, 9/30/22	1,750,000	1,683,131
1.875%, 10/31/22	700,000	676,189
1.625%, 11/15/22	376,000	359,162
2.000%, 11/30/22	2,000,000	1,941,188
2.125%, 12/31/22	350,000	341,179
1.750%, 1/31/23	900,000	862,369
2.000%, 2/15/23	1,000,000	968,758
2.625%, 2/28/23	1,000,000	995,938
1.500%, 3/31/23	500,000	472,836
2.500%, 3/31/23	1,200,000	1,188,019
1.750%, 5/15/23	1,700,000	1,624,058
2.750%, 5/31/23	800,000	800,956
1.375%, 6/30/23	500,000	468,285
2.500%, 8/15/23	350,000	345,915
1.375%, 8/31/23	300,000	280,226
1.375%, 9/30/23	400,000	373,131
2.750%, 11/15/23	1,350,000	1,349,568
2.750%, 2/15/24	2,450,000	2,446,804
2.125%, 3/31/24	300,000	289,598
2.500%, 5/15/24	1,800,000	1,771,734
2.000%, 6/30/24	300,000	286,924
2.375%, 8/15/24	1,000,000	976,273
2.250%, 11/15/24	710,000	686,975
2.000%, 2/15/25	1,000,000	951,086
2.750%, 2/28/25	300,000	298,936
2.000%, 8/15/25	1,250,000	1,184,180
2.250%, 11/15/25	2,000,000	1,923,594
1.625%, 2/15/26	1,400,000	1,284,533
1.625%, 5/15/26	130,000	118,920
1.500%, 8/15/26	1,600,000	1,444,950
2.000%, 11/15/26	950,000	890,350
2.250%, 2/15/27	1,750,000	1,670,115
2.375%, 5/15/27	1,200,000	1,155,488
2.250%, 8/15/27	1,200,000	1,142,034
2.250%, 11/15/27	1,400,000	1,330,656
2.750%, 2/15/28	800,000	793,013
2.875%, 5/15/28	400,000	400,812
United Parcel Service, Inc. 3.125%, 1/15/21	75,000	75,391
United Technologies Corp. 3.100%, 6/1/22	56,000	55,195
UnitedHealth Group, Inc. 2.300%, 12/15/19	150,000	148,610
2.875%, 12/15/21	45,000	44,508
3.750%, 7/15/25	100,000	100,047
US Bancorp 3.600%, 9/11/24	150,000	148,441
3.900%, 4/26/28	100,000	101,847

See Notes to Financial Statements.

1013

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Valero Energy Corp. 6.125%, 2/1/20	$56,000	$58,461
Ventas Realty LP (REIT) 4.250%, 3/1/22	38,000	38,757
3.750%, 5/1/24	150,000	147,686
Verizon Communications, Inc. 2.946%, 3/15/22	102,000	99,935
3.376%, 2/15/25	398,000	380,585
Viacom, Inc. 2.750%, 12/15/19	62,000	61,430
3.875%, 12/15/21	75,000	74,840
Virginia Electric & Power Co. 2.950%, 11/15/26	100,000	94,128
Visa, Inc. 2.200%, 12/14/20	200,000	196,686
2.800%, 12/14/22	175,000	171,825
Voya Financial, Inc. 3.650%, 6/15/26	100,000	94,227
Walgreen Co. 3.100%, 9/15/22	19,000	18,606
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	100,000	99,296
3.450%, 6/1/26	150,000	139,703
Walmart, Inc. 3.625%, 7/8/20	113,000	114,908
2.650%, 12/15/24	250,000	238,357
Walt Disney Co. (The) 2.300%, 2/12/21	80,000	78,365
3.750%, 6/1/21	19,000	19,317
3.000%, 2/13/26	100,000	95,403
Warner Media LLC 3.550%, 6/1/24	150,000	144,460
Wells Fargo & Co. 2.600%, 7/22/20	70,000	69,140
3.500%, 3/8/22	56,000	55,802
3.450%, 2/13/23	94,000	92,002
3.300%, 9/9/24	100,000	96,504
3.550%, 9/29/25	100,000	96,984
3.000%, 4/22/26	150,000	137,690
4.300%, 7/22/27	100,000	98,221
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	100,000	95,500
Welltower, Inc. (REIT) 4.250%, 4/1/26	100,000	99,348
Williams Partners LP 4.125%, 11/15/20	150,000	151,913
4.000%, 9/15/25	100,000	97,852
Wisconsin Electric Power Co. 2.950%, 9/15/21	75,000	74,534
Wyndham Destinations, Inc. 4.250%, 3/1/22	56,000	54,533
Xcel Energy, Inc. 4.700%, 5/15/20	94,000	96,021
Xerox Corp. 2.750%, 9/1/20	50,000	48,957
4.070%, 3/17/22	24,000	23,815
Zimmer Biomet Holdings, Inc. 2.700%, 4/1/20	100,000	99,013
3.150%, 4/1/22	100,000	98,165
Zoetis, Inc. 3.250%, 2/1/23	85,000	83,414

Total United States		147,310,166

Uruguay (0.1%)
Republic of Uruguay 4.500%, 8/14/24 (x)	150,000	154,650

Total Long Term Debt Securities (98.9%) (Cost $286,168,130)		277,465,288

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $98,530, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $100,484. (xx)	98,514	98,514
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $100,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $105,429. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $40,372, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $41,173. (xx)	40,365	40,365
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $70,019, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $71,407. (xx)	70,007	70,007
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $70,129, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $71,520. (xx)	70,117	70,117
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various Common Stocks; total market value $111,220. (xx)	100,000	100,000

See Notes to Financial Statements.

1014

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $157,643, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $160,842. (xx)	$157,617	$157,617
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $450,079, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $459,007. (xx)	450,000	450,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000

Total Repurchase Agreements		1,486,620

Total Short-Term Investments (0.5%) (Cost $1,486,620)		1,486,620

Total Investments in Securities (99.4%) (Cost $287,654,750)		278,951,908
Other Assets Less Liabilities (0.6%)		1,752,218

Net Assets (100%)		$280,704,126

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $7,128,995 or 2.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $38,819,409 or 13.8% of net assets.

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $1,453,903. This was secured by cash collateral of $1,486,620 which was subsequently invested in joint repurchase agreements with a total value of $1,486,620, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
RON	— Romanian Leu
SGD	— Singapore Dollar
THB	— Thailand Baht
USD	— United States Dollar
ZAR	— South African Rand

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
U.S. Treasury Obligations	$96,600,671	34.4%
Foreign Government Securities	86,232,339	30.7
Financials	31,970,249	11.4
Supranational	13,432,309	4.8
Health Care	6,312,634	2.3
Consumer Staples	6,288,952	2.2
Energy	6,242,489	2.2
Information Technology	6,205,518	2.2
Consumer Discretionary	5,589,018	2.0
U.S. Government Agency Securities	4,775,676	1.7
Industrials	4,060,471	1.5
Utilities	3,626,820	1.3
Telecommunication Services	2,344,195	0.8
Real Estate	1,884,825	0.7
Materials	1,658,076	0.6
Repurchase Agreements	1,486,620	0.5
Municipal Bonds	241,046	0.1
Cash and Other	1,752,218	0.6

		100.0%

See Notes to Financial Statements.

1015

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,166,143	IDR	30,000,000,000	State Street Bank & Trust**	7/3/2018	72,633
USD	3,807,131	THB	118,800,000	JPMorgan Chase Bank	7/12/2018	220,649
USD	5,888,045	SGD	7,700,000	JPMorgan Chase Bank	7/16/2018	235,261
USD	9,081,095	CAD	11,600,000	JPMorgan Chase Bank	7/25/2018	253,923
USD	2,353,178	PEN	7,585,000	State Street Bank & Trust**	7/25/2018	45,560
USD	5,924,031	NZD	8,525,000	JPMorgan Chase Bank	8/14/2018	149,870
USD	10,346,576	AUD	13,745,000	JPMorgan Chase Bank	8/21/2018	172,924
USD	5,605,659	PLN	20,350,000	JPMorgan Chase Bank	8/22/2018	168,509
USD	2,794,493	KRW	3,000,000,000	State Street Bank & Trust**	8/24/2018	98,606
EUR	2,925,000	USD	3,405,478	JPMorgan Chase Bank	8/29/2018	25,358
JPY	310,837,652	AUD	3,775,000	JPMorgan Chase Bank	8/29/2018	24,652
USD	91,443	JPY	10,000,000	JPMorgan Chase Bank	8/30/2018	751
USD	2,875,696	KRW	3,100,000,000	State Street Bank & Trust**	8/30/2018	89,372
EUR	5,100,000	USD	5,949,482	JPMorgan Chase Bank	8/31/2018	33,440
USD	2,079,432	INR	142,150,000	State Street Bank & Trust**	9/6/2018	21,012
USD	2,736,518	BRL	10,575,000	State Street Bank & Trust**	9/10/2018	28,274
EUR	2,764,791	ZAR	43,850,000	JPMorgan Chase Bank	9/12/2018	79,878
JPY	325,000,000	GBP	2,216,223	JPMorgan Chase Bank	9/13/2018	16,056
USD	5,691,647	GBP	4,265,000	JPMorgan Chase Bank	9/13/2018	44,390
EUR	8,960,000	USD	10,461,114	JPMorgan Chase Bank	9/19/2018	65,408
USD	1,941,160	IDR	28,075,000,000	State Street Bank & Trust**	10/3/2018	6,147

Total unrealized appreciation						1,852,673

IDR	30,000,000,000	USD	2,114,016	State Street Bank & Trust**	7/3/2018	(20,506)
JPY	1,395,000,000	USD	12,837,797	JPMorgan Chase Bank	8/15/2018	(199,987)
AUD	4,450,000	USD	3,415,629	JPMorgan Chase Bank	8/21/2018	(121,867)
EUR	13,875,000	USD	16,373,971	JPMorgan Chase Bank	8/29/2018	(99,491)
JPY	1,017,000,000	USD	9,244,530	JPMorgan Chase Bank	8/30/2018	(21,089)
JPY	315,000,000	USD	2,916,707	State Street Bank & Trust	8/30/2018	(59,889)
KRW	3,100,000,000	USD	2,908,504	State Street Bank & Trust**	8/30/2018	(122,181)
JPY	500,000,000	EUR	3,977,598	JPMorgan Chase Bank	8/31/2018	(131,246)
USD	2,280,613	MXN	47,325,000	JPMorgan Chase Bank	9/11/2018	(75,481)
GBP	2,200,000	USD	2,956,875	JPMorgan Chase Bank	9/13/2018	(43,870)
JPY	1,460,000,000	USD	13,363,446	JPMorgan Chase Bank	9/18/2018	(103,836)

Total unrealized depreciation						(999,443)

Net unrealized appreciation						853,230

**	Non-deliverable forward.

See Notes to Financial Statements.

1016

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$5,589,018	$—	$5,589,018
Consumer Staples	—	6,288,952	—	6,288,952
Energy	—	6,242,489	—	6,242,489
Financials	—	31,970,249	—	31,970,249
Health Care	—	6,312,634	—	6,312,634
Industrials	—	4,060,471	—	4,060,471
Information Technology	—	6,205,518	—	6,205,518
Materials	—	1,658,076	—	1,658,076
Real Estate	—	1,884,825	—	1,884,825
Telecommunication Services	—	2,344,195	—	2,344,195
Utilities	—	3,626,820	—	3,626,820
Foreign Government Securities	—	86,232,339	—	86,232,339
Forward Currency Contracts	—	1,852,673	—	1,852,673
Municipal Bonds	—	241,046	—	241,046
Short-Term Investments
Repurchase Agreements	—	1,486,620	—	1,486,620
Supranational	—	13,432,309	—	13,432,309
U.S. Government Agency Securities	—	4,775,676	—	4,775,676
U.S. Treasury Obligations	—	96,600,671	—	96,600,671

Total Assets	$—	$280,804,581	$—	$280,804,581

Liabilities:
Forward Currency Contracts	$—	$(999,443)	$—	$(999,443)

Total Liabilities	$—	$(999,443)	$—	$(999,443)

Total	$—	$279,805,138	$—	$279,805,138

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,852,673

Total		$1,852,673

	Liability Derivatives
Foreign exchange contracts	Payables	$(999,443)

Total		$(999,443)

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,917,017)	$(1,917,017)

Total	$(1,917,017)	$(1,917,017)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,399,881	$1,399,881

Total	$1,399,881	$1,399,881

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $143,516,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$1,491,069	$(796,867)	$—	$694,202
State Street Bank & Trust	361,604	(202,576)	—	159,028

Total	$1,852,673	$(999,443)	$—	$853,230

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$796,867	$(796,867)	$—	$—
State Street Bank & Trust	202,576	(202,576)	—	—

Total	$999,443	$(999,443)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,131,413
Long-term U.S. government debt securities	17,405,261

$64,536,674

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,510,018
Long-term U.S. government debt securities	15,909,386

$68,419,404

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,543,438
Aggregate gross unrealized depreciation	(10,889,406)

Net unrealized depreciation	$(7,345,968)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$287,151,106

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $286,168,130)	$277,465,288
Repurchase Agreements (Cost $1,486,620)	1,486,620
Cash	1,033,927
Foreign cash (Cost $159,194)	159,230
Receivable for securities sold	8,862,845
Dividends, interest and other receivables	2,014,361
Unrealized appreciation on forward foreign currency contracts	1,852,673
Receivable from Separate Accounts for Portfolio shares sold	20,136
Securities lending income receivable	981
Other assets	3,143

Total assets	292,899,204

LIABILITIES
Payable for securities purchased	8,847,997
Payable for return of collateral on securities loaned	1,486,620
Unrealized depreciation on forward foreign currency contracts	999,443
Payable to Separate Accounts for Portfolio shares redeemed	557,876
Investment management fees payable	115,326
Administrative fees payable	28,179
Distribution fees payable – Class IB	14,266
Distribution fees payable – Class IA	2,569
Accrued expenses	142,802

Total liabilities	12,195,078

NET ASSETS	$280,704,126

Net assets were comprised of:
Paid in capital	$288,953,246
Accumulated undistributed net investment income (loss)	533,514
Accumulated undistributed net realized gain (loss)	(899,798)
Net unrealized appreciation (depreciation)	(7,882,836)

Net assets	$280,704,126

Class IA
Net asset value, offering and redemption price per share, $12,449,062 / 1,398,176 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.90

Class IB
Net asset value, offering and redemption price per share, $69,003,110 / 7,766,119 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.89

Class K
Net asset value, offering and redemption price per share, $199,251,954 / 22,181,891 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.98

(x)	Includes value of securities on loan of $1,453,903.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest (net of $3,754 foreign withholding tax)	$4,138,786
Securities lending (net)	5,448

Total income	4,144,234

EXPENSES
Investment management fees	794,453
Administrative fees	174,638
Distribution fees – Class IB	88,428
Custodian fees	51,572
Professional fees	32,584
Distribution fees – Class IA	15,974
Printing and mailing expenses	10,937
Trustees’ fees	3,210
Miscellaneous	14,277

Gross expenses	1,186,073
Less: Waiver from investment manager	(70,693)

Net expenses	1,115,380

NET INVESTMENT INCOME (LOSS)	3,028,854

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	712,352
Forward foreign currency contracts	(1,917,017)
Foreign currency transactions	414,627

Net realized gain (loss)	(790,038)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(10,334,043)
Forward foreign currency contracts	1,399,881
Foreign currency translations	(58,008)

Net change in unrealized appreciation (depreciation)	(8,992,170)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,782,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,753,354)

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,028,854	$5,705,933
Net realized gain (loss)	(790,038)	(5,540,458)
Net change in unrealized appreciation (depreciation)	(8,992,170)	14,305,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,753,354)	14,470,997

DIVIDENDS:
Dividends from net investment income
Class IA	—	(6,096)
Class IB	—	(30,889)
Class K	—	(91,183)

TOTAL DIVIDENDS	—	(128,168)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 82,768 and 262,707 shares, respectively ]	754,604	2,363,117
Capital shares issued in reinvestment of dividends and distributions [ 0 and 656 shares, respectively ]	—	6,096
Capital shares repurchased [ (115,312) and (565,605) shares, respectively ]	(1,047,015)	(5,096,149)

Total Class IA transactions	(292,411)	(2,726,936)

Class IB
Capital shares sold [ 464,243 and 825,653 shares, respectively ]	4,212,983	7,393,982
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,329 shares, respectively ]	—	30,889
Capital shares repurchased [ (590,008) and (1,100,704) shares, respectively ]	(5,337,435)	(9,881,822)

Total Class IB transactions	(1,124,452)	(2,456,951)

Class K
Capital shares sold [ 624,002 and 1,242,419 shares, respectively ]	5,728,552	11,214,519
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,741 shares, respectively ]	—	91,183
Capital shares repurchased [ (1,319,683) and (3,526,586) shares, respectively ]	(12,064,037)	(31,889,961)

Total Class K transactions	(6,335,485)	(20,584,259)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,752,348)	(25,768,146)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,505,702)	(11,425,317)
NET ASSETS:
Beginning of period	295,209,828	306,635,145

End of period (a)	$280,704,126	$295,209,828

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$533,514	$(2,495,340)

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.12	$8.72	$8.85	$9.22	$9.33	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.15	0.14	0.15	0.17	0.18
Net realized and unrealized gain (loss)	(0.31)	0.25	(0.08)	(0.51)	(0.10)	(0.43)

Total from investment operations	(0.22)	0.40	0.06	(0.36)	0.07	(0.25)

Less distributions:
Dividends from net investment income	—	— #	(0.17)	— #	(0.06)	— #
Distributions from net realized gains	—	—	(0.02)	(0.01)	(0.12)	(0.30)

Total dividends and distributions	—	— #	(0.19)	(0.01)	(0.18)	(0.30)

Net asset value, end of period	$8.90	$9.12	$8.72	$8.85	$9.22	$9.33

Total return (b)	(2.41)%	4.63%	0.71%	(3.84)%	0.83%	(2.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,449	$13,053	$15,114	$15,670	$19,249	$18,909
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.98%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	1.00%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.92%	1.70%	1.51%	1.63%	1.84%	1.86%
Before waivers (a)(f)	1.87%	1.64%	1.49%	1.63%	1.84%	1.84%
Portfolio turnover rate (z)^	23%	44%	44%	71%	71%	44%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.10	$8.70	$8.83	$9.20	$9.31	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.15	0.14	0.15	0.17	0.18
Net realized and unrealized gain (loss)	(0.30)	0.25	(0.08)	(0.51)	(0.10)	(0.42)

Total from investment operations	(0.21)	0.40	0.06	(0.36)	0.07	(0.24)

Less distributions:
Dividends from net investment income	—	— #	(0.17)	— #	(0.06)	— #
Distributions from net realized gains	—	—	(0.02)	(0.01)	(0.12)	(0.30)

Total dividends and distributions	—	— #	(0.19)	(0.01)	(0.18)	(0.30)

Net asset value, end of period	$8.89	$9.10	$8.70	$8.83	$9.20	$9.31

Total return (b)	(2.31)%	4.64%	0.70%	(3.85)%	0.83%	(2.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,003	$71,850	$71,048	$76,454	$87,532	$93,327
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.98%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	1.00%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.92%	1.70%	1.51%	1.63%	1.84%	1.84%
Before waivers (a)(f)	1.87%	1.65%	1.49%	1.63%	1.84%	1.83%
Portfolio turnover rate (z)^	23%	44%	44%	71%	71%	44%

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.19	$8.77	$8.90	$9.24	$9.35	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.18	0.16	0.17	0.20	0.20
Net realized and unrealized gain (loss)	(0.31)	0.24	(0.07)	(0.50)	(0.10)	(0.43)

Total from investment operations	(0.21)	0.42	0.09	(0.33)	0.10	(0.23)

Less distributions:
Dividends from net investment income	—	— #	(0.20)	— #	(0.09)	— #
Distributions from net realized gains	—	—	(0.02)	(0.01)	(0.12)	(0.30)

Total dividends and distributions	—	— #	(0.22)	(0.01)	(0.21)	(0.30)

Net asset value, end of period	$8.98	$9.19	$8.77	$8.90	$9.24	$9.35

Total return (b)	(2.29)%	4.83%	0.97%	(3.51)%	1.08%	(2.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$199,252	$210,307	$220,473	$231,834	$238,899	$161,205
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.70%	0.73%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.17%	1.95%	1.76%	1.87%	2.10%	2.11%
Before waivers (a)(f)	2.12%	1.90%	1.74%	1.87%	2.10%	2.09%
Portfolio turnover rate (z)^	23%	44%	44%	71%	71%	44%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1023

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Government Agency Securities	47.7%
U.S. Treasury Obligations	39.3
Exchange Traded Funds	10.0
Repurchase Agreements	3.7
Foreign Government Securities	1.8
Financials	0.4
Energy	0.1
Cash and Other	(3.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$992.14	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class IB
Actual	1,000.00	992.09	3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class K
Actual	1,000.00	994.10	2.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.71	2.11

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.67%, 0.67% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1024

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.5%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos 2.378%, 4/15/25	$3,293,500	$3,217,420
2.460%, 12/15/25	3,750,000	3,761,490

Total Energy		6,978,910

Financials (0.4%)
Diversified Financial Services (0.4%)
Private Export Funding Corp.
Series II 2.050%, 11/15/22	10,325,000	9,962,488
Series KK 3.550%, 1/15/24	5,979,000	6,166,770
Series LL 2.250%, 3/15/20	10,000,000	9,939,835
Series MM 2.300%, 9/15/20	2,500,000	2,476,561
Series NN 3.250%, 6/15/25	2,500,000	2,534,958

Total Financials		31,080,612

Total Corporate Bonds		38,059,522

Foreign Government Securities (1.8%)
Iraq Government AID Bond 2.149%, 1/18/22	19,135,000	18,566,379
Kingdom of Jordan 2.578%, 6/30/22	20,000,000	19,862,000
3.000%, 6/30/25	6,301,000	6,360,229
State of Israel 5.500%, 9/18/23	20,000,000	22,495,820
5.500%, 4/26/24	27,579,000	31,167,949
Ukraine Government AID Bonds 1.847%, 5/29/20	22,531,000	22,150,226
1.471%, 9/29/21	25,000,000	23,937,500

Total Foreign Government Securities		144,540,103

U.S. Government Agency Securities (47.7%)
FFCB 1.500%, 12/19/19	5,000,000	4,936,762
1.950%, 1/10/20	35,000,000	34,765,042
1.400%, 2/24/20	10,000,000	9,824,482
1.400%, 4/13/20	2,500,000	2,452,856
2.375%, 4/13/20	5,000,000	4,990,055
1.550%, 5/8/20	12,000,000	11,792,146
2.550%, 5/15/20	5,000,000	5,002,974
1.680%, 10/13/20	20,000,000	19,596,358
1.750%, 10/26/20	10,000,000	9,809,831
1.900%, 11/27/20	10,000,000	9,835,815
2.350%, 2/12/21 (x)	10,000,000	9,929,230
1.620%, 4/20/21	10,000,000	9,698,636
1.550%, 5/17/21	10,000,000	9,656,627
1.620%, 6/14/21	5,000,000	4,814,814
1.500%, 7/6/21	5,000,000	4,804,487
1.950%, 11/2/21	15,000,000	14,607,333
1.680%, 1/5/22	5,000,000	4,794,118
1.980%, 6/13/23	10,000,000	9,686,907
FHLB 0.875%, 8/5/19	85,000,000	83,533,979
1.550%, 8/28/19	5,000,000	4,956,881
1.000%, 9/26/19	50,000,000	49,101,450
1.500%, 10/21/19	50,000,000	49,364,240
1.375%, 11/15/19	67,495,000	66,458,317
4.125%, 12/13/19	450,000	459,822
2.125%, 2/11/20	78,150,000	77,660,883
2.150%, 2/14/20	25,000,000	24,838,973
1.875%, 3/13/20	45,000,000	44,486,523
4.125%, 3/13/20	19,650,000	20,168,679
2.375%, 3/30/20	50,000,000	49,847,675
1.700%, 5/15/20	35,000,000	34,455,491
2.625%, 5/28/20 (x)	62,000,000	62,037,374
1.750%, 7/13/20	25,000,000	24,575,105
1.830%, 7/29/20	20,000,000	19,703,220
1.800%, 8/28/20	20,000,000	19,655,158
2.875%, 9/11/20	10,000,000	10,050,908
1.375%, 9/28/20	74,000,000	71,978,786
1.950%, 11/5/20	25,000,000	24,611,745
3.125%, 12/11/20	15,000,000	15,181,606
5.250%, 12/11/20	9,815,000	10,402,055
2.300%, 1/26/21	25,000,000	24,714,673
2.200%, 1/29/21	35,000,000	34,561,369
2.250%, 1/29/21	75,000,000	74,200,628
1.870%, 2/10/21	20,000,000	19,667,652
1.375%, 2/18/21	40,000,000	38,685,960
1.750%, 3/12/21	20,000,000	19,539,736
5.625%, 6/11/21	1,850,000	2,003,316
1.125%, 7/14/21	77,500,000	74,113,343
1.875%, 11/29/21	88,500,000	86,152,732
2.625%, 12/10/21	9,825,000	9,800,211
2.250%, 3/11/22	5,000,000	4,912,079
2.300%, 7/19/22	5,000,000	4,909,113
2.160%, 8/17/22	25,000,000	24,442,650
2.150%, 9/26/22	30,000,000	28,899,648
2.260%, 10/4/22	30,000,000	29,406,846
2.500%, 12/9/22	20,000,000	19,775,664
2.510%, 12/29/22	25,000,000	24,512,227
2.875%, 6/14/24	13,085,000	13,051,799
2.875%, 9/13/24	36,180,000	36,169,888
2.750%, 12/13/24	10,000,000	9,913,390
FHLMC 0.875%, 7/19/19	50,000,000	49,201,075
1.250%, 7/26/19	40,000,000	39,575,640
2.000%, 7/30/19	200,000	199,556
1.250%, 8/1/19	71,000,000	70,120,558
1.375%, 8/15/19	50,000,000	49,409,605
1.300%, 8/28/19	10,000,000	9,866,975
1.500%, 9/9/19	15,000,000	14,864,484
1.250%, 10/2/19	85,500,000	84,162,267
1.625%, 10/25/19	15,000,000	14,829,646
1.750%, 11/27/19	20,000,000	19,818,462
1.500%, 1/17/20	90,000,000	88,568,199
1.800%, 4/13/20	10,000,000	9,870,731
1.375%, 4/20/20 (x)	35,000,000	34,282,248
2.500%, 4/23/20	25,000,000	24,998,705
1.375%, 5/1/20 (x)	77,500,000	75,912,002
1.850%, 7/13/20	35,000,000	34,473,670
1.625%, 9/29/20 (x)	32,610,000	31,902,125
1.700%, 9/29/20	10,000,000	9,771,685
1.875%, 11/17/20	10,000,000	9,818,865
1.330%, 12/30/20	5,000,000	4,827,678
2.375%, 2/16/21	50,000,000	49,594,310
1.125%, 8/12/21	40,000,000	38,171,092
1.930%, 8/27/21	10,000,000	9,756,047
2.375%, 1/13/22	90,000,000	88,892,451

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 1/30/23	$20,000,000	$19,621,878
2.753%, 1/30/23	25,000,000	24,604,750
3.200%, 5/15/23	15,000,000	15,010,214
Financing Corp. 8.600%, 9/26/19	380,000	409,231
FNMA 1.075%, 7/11/19	5,000,000	4,943,449
1.250%, 7/26/19	5,000,000	4,939,437
0.875%, 8/2/19	60,000,000	58,978,488
1.000%, 8/28/19	45,000,000	44,255,511
1.750%, 9/12/19	50,000,000	49,582,315
(Zero Coupon), 10/9/19	31,625,000	30,616,928
1.000%, 10/24/19	60,000,000	58,837,878
1.330%, 10/24/19	5,000,000	4,921,853
1.750%, 11/26/19	30,000,000	29,698,029
1.625%, 1/21/20	50,000,000	49,338,125
1.650%, 1/27/20	10,000,000	9,874,732
1.700%, 1/27/20	10,000,000	9,882,234
1.500%, 2/28/20	66,670,000	65,551,197
1.300%, 3/30/20	10,000,000	9,800,823
1.500%, 6/22/20	60,000,000	58,767,438
1.440%, 9/30/20	10,000,000	9,753,274
1.900%, 10/27/20	10,000,000	9,832,634
1.400%, 11/10/20	10,000,000	9,689,797
1.500%, 11/30/20	50,000,000	48,629,835
1.875%, 12/28/20	39,703,000	38,980,124
1.375%, 2/26/21 (x)	50,000,000	48,402,960
2.500%, 4/13/21 (x)	25,000,000	24,884,703
1.250%, 5/6/21	30,000,000	28,880,463
2.750%, 6/22/21	17,000,000	17,022,824
1.250%, 8/17/21	60,000,000	57,450,156
1.375%, 10/7/21	50,000,000	47,904,880
2.000%, 1/5/22	45,000,000	43,886,885
1.875%, 4/5/22	55,000,000	53,308,365
2.000%, 10/5/22	25,000,000	24,229,640
2.375%, 1/19/23	50,000,000	49,052,810
2.625%, 9/6/24 (x)	85,000,000	83,635,257
2.125%, 4/24/26	99,485,000	93,466,227
1.875%, 9/24/26 (x)	70,000,000	63,970,067
NCUA Guaranteed Notes 3.450%, 6/12/21	280,000	285,302
Tennessee Valley Authority 2.250%, 3/15/20	50,000,000	49,722,755
3.875%, 2/15/21	10,345,000	10,654,664
1.875%, 8/15/22 (x)	12,000,000	11,587,091
2.875%, 9/15/24	20,000,000	19,832,464
6.750%, 11/1/25	15,779,000	19,567,380
2.875%, 2/1/27	38,000,000	37,097,451

Total U.S. Government Agency Securities		3,838,210,861

U.S. Treasury Obligations (39.3%)
U.S. Treasury Bonds 8.125%, 8/15/19	50,000,000	53,120,705
7.875%, 2/15/21	2,800,000	3,171,000
8.125%, 5/15/21	3,250,000	3,741,004
8.000%, 11/15/21	2,800,000	3,278,931
7.125%, 2/15/23	2,000,000	2,379,219
6.250%, 8/15/23	1,000,000	1,166,875
U.S. Treasury Notes
0.750%, 7/15/19	50,000,000	49,169,920
0.875%, 7/31/19	53,300,000	52,439,914
1.375%, 7/31/19	35,000,000	34,619,921
1.625%, 7/31/19	50,000,000	49,590,235
0.750%, 8/15/19	15,000,000	14,726,953
3.625%, 8/15/19	50,000,000	50,660,545
1.000%, 8/31/19	50,000,000	49,187,110
1.625%, 8/31/19	52,000,000	51,526,717
0.875%, 9/15/19	25,000,000	24,541,015
1.000%, 9/30/19	5,000,000	4,912,656
1.375%, 9/30/19	35,000,000	34,546,232
1.750%, 9/30/19	5,000,000	4,958,047
1.500%, 11/30/19	15,500,000	15,291,113
1.625%, 12/31/19	7,500,000	7,406,484
1.250%, 1/31/20	7,500,000	7,356,562
1.375%, 1/31/20	2,000,000	1,965,625
1.375%, 2/29/20	2,500,000	2,453,965
1.625%, 6/30/20	8,000,000	7,858,687
1.500%, 7/15/20	13,000,000	12,731,571
1.625%, 7/31/20	25,000,000	24,531,250
2.625%, 8/15/20	10,000,000	10,012,188
1.375%, 8/31/20	22,500,000	21,942,245
2.125%, 8/31/20	10,000,000	9,909,219
1.375%, 9/30/20	25,000,000	24,351,758
1.375%, 10/31/20	25,000,000	24,320,508
1.750%, 10/31/20	27,500,000	26,985,018
1.625%, 11/30/20	30,000,000	29,325,468
2.000%, 11/30/20	5,000,000	4,931,289
1.750%, 12/31/20	15,000,000	14,695,196
1.375%, 1/31/21	37,000,000	35,870,634
2.250%, 2/15/21	4,000,000	3,964,688
3.625%, 2/15/21	35,000,000	35,893,592
1.125%, 2/28/21	35,000,000	33,676,289
2.000%, 2/28/21	25,000,000	24,609,960
1.250%, 3/31/21	25,000,000	24,103,710
2.250%, 3/31/21	5,000,000	4,952,265
1.375%, 4/30/21	40,000,000	38,655,000
2.250%, 4/30/21	30,000,000	29,700,468
3.125%, 5/15/21	10,000,000	10,138,359
1.375%, 5/31/21	43,000,000	41,498,358
2.000%, 5/31/21	15,000,000	14,738,907
1.125%, 6/30/21	30,000,000	28,705,314
1.125%, 7/31/21	15,000,000	14,333,788
2.250%, 7/31/21	15,000,000	14,830,313
1.125%, 8/31/21	50,000,000	47,702,735
2.000%, 8/31/21	20,000,000	19,608,750
1.125%, 9/30/21	77,500,000	73,842,969
2.125%, 9/30/21	25,000,000	24,593,360
1.250%, 10/31/21	75,000,000	71,654,880
2.000%, 11/15/21	35,000,000	34,261,444
1.750%, 11/30/21	40,000,000	38,815,312
1.875%, 11/30/21	42,500,000	41,412,931
2.000%, 12/31/21	45,000,000	44,001,913
2.125%, 12/31/21	40,000,000	39,277,500
1.500%, 1/31/22	56,500,000	54,235,587
1.875%, 1/31/22	35,000,000	34,048,984
1.750%, 2/28/22	25,000,000	24,189,062
1.875%, 2/28/22	30,000,000	29,162,811
1.750%, 3/31/22	20,000,000	19,337,032
1.875%, 3/31/22	40,000,000	38,849,376
1.750%, 4/30/22	35,000,000	33,799,881
1.875%, 4/30/22	25,000,000	24,258,593
1.750%, 5/15/22	55,000,000	53,097,346

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 5/31/22	$25,000,000	$24,125,978
1.875%, 5/31/22	25,000,000	24,242,382
1.750%, 6/30/22	35,000,000	33,746,017
2.125%, 6/30/22	12,000,000	11,740,124
1.875%, 7/31/22	25,000,000	24,202,540
1.625%, 8/15/22	50,000,000	47,891,405
1.625%, 8/31/22	40,000,000	38,305,936
1.750%, 9/30/22	37,500,000	36,067,091
1.875%, 10/31/22	13,000,000	12,557,797
1.625%, 11/15/22	19,500,000	18,626,765
2.000%, 11/30/22	10,000,000	9,705,938
2.125%, 12/31/22	15,000,000	14,621,954
1.750%, 1/31/23	69,000,000	66,114,938
2.375%, 1/31/23	45,000,000	44,326,759
2.000%, 2/15/23	20,000,000	19,375,156
1.500%, 2/28/23	55,000,000	52,063,517
1.500%, 3/31/23	55,000,000	52,011,955
2.500%, 3/31/23	9,000,000	8,910,140
1.625%, 4/30/23	6,000,000	5,700,563
1.750%, 5/15/23	65,000,000	62,096,326
1.625%, 5/31/23	16,000,000	15,189,750
1.375%, 6/30/23	32,000,000	29,970,250
1.250%, 7/31/23	30,000,000	27,881,484
2.500%, 8/15/23	30,000,000	29,649,843
1.375%, 8/31/23	35,000,000	32,693,006
1.375%, 9/30/23	20,000,000	18,656,562
1.625%, 10/31/23	59,500,000	56,173,111
2.750%, 11/15/23	11,500,000	11,496,317
2.250%, 1/31/24	10,000,000	9,729,609
2.125%, 2/29/24	25,000,000	24,149,415
2.125%, 3/31/24	15,000,000	14,479,921
2.000%, 4/30/24	18,000,000	17,240,906
2.500%, 5/15/24	2,500,000	2,460,742
2.125%, 7/31/24	35,000,000	33,690,783
2.375%, 8/15/24	20,000,000	19,525,468
1.875%, 8/31/24	30,000,000	28,457,343
2.125%, 9/30/24	13,000,000	12,497,265
2.250%, 10/31/24	17,000,000	16,456,133
2.250%, 11/15/24	15,000,000	14,513,555
2.250%, 12/31/24	22,000,000	21,274,686
2.000%, 2/15/25	20,000,000	19,021,718
2.125%, 5/15/25	20,000,000	19,138,282
2.000%, 8/15/25	35,000,000	33,157,033
1.625%, 2/15/26	30,000,000	27,525,702
1.625%, 5/15/26	35,000,000	32,016,796
1.500%, 8/15/26	33,500,000	30,253,642
2.000%, 11/15/26	32,500,000	30,459,354
2.250%, 2/15/27	21,000,000	20,041,384
2.250%, 8/15/27	20,000,000	19,033,906
2.250%, 11/15/27	13,500,000	12,831,329
2.750%, 2/15/28	20,100,000	19,924,439
2.875%, 5/15/28	18,000,000	18,036,562

Total U.S. Treasury Obligations		3,159,686,833

Total Long-Term Debt Securities (89.3%) (Cost $7,324,978,442)		7,180,497,319

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares 1-3 Year Treasury Bond ETF (x)	4,288,450	357,528,077
iShares 3-7 Year Treasury Bond ETF (x)	1,306,067	156,728,040
iShares 7-10 Year Treasury Bond ETF (x)	2,813,450	288,406,759

Total Exchange Traded Funds (10.0%) (Cost $798,559,134)		802,662,876

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.7%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $20,003,533, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $20,400,000. (xx)	$20,000,000	20,000,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $37,461,555, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $38,204,117. (xx)	37,455,000	37,455,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $22,403,715, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $22,848,007. (xx)	22,400,000	22,400,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $12,550,318, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $13,226,038. (xx)	12,545,000	12,545,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $4,900,817, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $4,998,035. (xx)	4,900,000	4,900,000

See Notes to Financial Statements.

1027

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $8,401,400, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $8,568,008. (xx)	$8,400,000	$8,400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $30,005,000, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $30,600,084. (xx)	30,000,000	30,000,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $10,184,732, collateralized by various Common Stocks; total market value $11,325,342. (xx)	10,182,874	10,182,874
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $12,002,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $12,245,580. (xx)	12,000,000	12,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $11,691,310, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $11,928,585. (xx)	11,689,362	11,689,362
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $8,301,453, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $8,466,126. (xx)	8,300,000	8,300,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $45,281,110, collateralized by various Common Stocks; total market value $50,384,216. (xx)	45,273,263	45,273,263
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $42,591,615, collateralized by various Common Stocks; total market value $47,391,620. (xx)	42,584,234	42,584,234
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $23,009,436, collateralized by various Common Stocks; total market value $25,596,498. (xx)	23,000,000	23,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $5,001,876, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $5,100,004. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		293,729,733

Total Short-Term Investments (3.7%) (Cost $293,729,733)		293,729,733

Total Investments in Securities (103.0%) (Cost $8,417,267,309)		8,276,889,928
Other Assets Less Liabilities (-3.0%)		(238,086,565)

Net Assets (100%)		$8,038,803,363

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $355,006,278. This was secured by cash collateral of $293,729,733 which was subsequently invested in joint repurchase agreements with a total value of $293,729,733, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $69,019,969 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 8/16/18 - 11/15/47.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
NCUA	— National Credit Union Administration

See Notes to Financial Statements.

1028

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$6,978,910	$—	$6,978,910
Financials	—	31,080,612	—	31,080,612
Exchange Traded Funds	802,662,876	—	—	802,662,876
Foreign Government Securities	—	144,540,103	—	144,540,103
Short-Term Investments
Repurchase Agreements	—	293,729,733	—	293,729,733
U.S. Government Agency Securities	—	3,838,210,861	—	3,838,210,861
U.S. Treasury Obligations	—	3,159,686,833	—	3,159,686,833

Total Assets	$802,662,876	$7,474,227,052	$—	$8,276,889,928

Total Liabilities	$—	$—	$—	$—

Total	$802,662,876	$7,474,227,052	$—	$8,276,889,928

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$861,073,217
Long-term U.S. government debt securities	1,762,106,856

$2,623,180,073

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$867,066,805
Long-term U.S. government debt securities	1,705,076,912

$2,572,143,717

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,403,417
Aggregate gross unrealized depreciation	(150,389,956)

Net unrealized depreciation	$(140,986,539)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,417,876,467

See Notes to Financial Statements.

1029

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $8,123,537,576)	$7,983,160,195
Repurchase Agreements (Cost $293,729,733)	293,729,733
Cash	205,413,095
Dividends, interest and other receivables	35,751,152
Receivable for securities sold	3,471,152
Receivable from Separate Accounts for Portfolio shares sold	238,839
Securities lending income receivable	121,976
Other assets	88,184

Total assets	8,521,974,326

LIABILITIES
Payable for return of collateral on securities loaned	293,729,733
Payable for securities purchased	183,206,864
Payable to Separate Accounts for Portfolio shares redeemed	3,126,879
Investment management fees payable	2,021,015
Administrative fees payable	645,105
Distribution fees payable – Class IB	70,056
Distribution fees payable – Class IA	19,489
Accrued expenses	351,822

Total liabilities	483,170,963

NET ASSETS	$8,038,803,363

Net assets were comprised of:
Paid in capital	$8,146,657,676
Accumulated undistributed net investment income (loss)	54,080,869
Accumulated undistributed net realized gain (loss)	(21,557,801)
Net unrealized appreciation (depreciation)	(140,377,381)

Net assets	$8,038,803,363

Class IA
Net asset value, offering and redemption price per share, $94,815,281 / 9,390,245 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.10

Class IB
Net asset value, offering and redemption price per share, $340,628,405 / 33,935,520 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

Class K
Net asset value, offering and redemption price per share, $7,603,359,677 / 752,150,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.11

(x)	Includes value of securities on loan of $355,006,278.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$65,212,794
Dividends	5,856,356
Securities lending (net)	467,512

Total income	71,536,662

EXPENSES
Investment management fees	12,301,531
Administrative fees	3,926,527
Distribution fees – Class IB	433,156
Printing and mailing expenses	298,945
Distribution fees – Class IA	121,484
Professional fees	115,359
Trustees’ fees	88,673
Custodian fees	78,450
Miscellaneous	91,668

Total expenses	17,455,793

NET INVESTMENT INCOME (LOSS)	54,080,869

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(19,185,501)
Net change in unrealized appreciation (depreciation) on investments in securities	(88,297,565)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(107,483,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,402,197)

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,080,869	$87,820,734
Net realized gain (loss)	(19,185,501)	2,455,118
Net change in unrealized appreciation (depreciation)	(88,297,565)	(43,158,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,402,197)	47,117,555

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,196,427)
Class IB	—	(3,100,090)
Class K	—	(83,537,441)

	—	(87,833,958)

Distributions from net realized capital gains
Class IA	—	(79,928)
Class IB	—	(207,366)
Class K	—	(4,292,640)

	—	(4,579,934)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(92,413,892)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 522,094 and 1,740,802 shares, respectively ]	5,276,980	17,908,662
Capital shares issued in reinvestment of dividends and distributions [ 0 and 125,172 shares, respectively ]	—	1,276,355
Capital shares repurchased [ (4,561,563) and (2,830,187) shares, respectively ]	(46,278,585)	(29,072,578)

Total Class IA transactions	(41,001,605)	(9,887,561)

Class IB
Capital shares sold [ 1,433,787 and 3,524,401 shares, respectively ]	14,378,509	36,048,222
Capital shares issued in reinvestment of dividends and distributions [ 0 and 326,289 shares, respectively ]	—	3,307,456
Capital shares repurchased [ (3,176,795) and (6,281,280) shares, respectively ]	(31,844,586)	(64,261,362)

Total Class IB transactions	(17,466,077)	(24,905,684)

Class K
Capital shares sold [ 50,836,358 and 75,662,454 shares, respectively ]	513,800,105	779,502,901
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,615,836 shares, respectively ]	—	87,830,081
Capital shares repurchased [ (43,999,821) and (80,681,782) shares, respectively ]	(444,109,618)	(830,852,466)

Total Class K transactions	69,690,487	36,480,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,222,805	1,687,271

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,179,392)	(43,609,066)
NET ASSETS:
Beginning of period	8,080,982,755	8,124,591,821

End of period (a)	$8,038,803,363	$8,080,982,755

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$54,080,869	$—

See Notes to Financial Statements.

1031

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.18	$10.23	$10.28	$10.31	$10.20	$10.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.07	0.06	0.04	0.02
Net realized and unrealized gain (loss)	(0.14)	(0.04)	(0.03)	(0.02)	0.12	(0.20)

Total from investment operations	(0.08)	0.05	0.04	0.04	0.16	(0.18)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)	(0.06)	(0.04)	(0.02)
Distributions from net realized gains	—	(0.01)	(0.02)	(0.01)	(0.01)	—

Total dividends and distributions	—	(0.10)	(0.09)	(0.07)	(0.05)	(0.02)

Net asset value, end of period	$10.10	$10.18	$10.23	$10.28	$10.31	$10.20

Total return (b)	(0.79)%	0.42%	0.39%	0.43%	1.58%	(1.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,815	$136,657	$147,299	$148,253	$157,069	$170,350
Ratio of expenses to average net assets (a)(f)	0.67%	0.69%	0.70%	0.70%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.10%	0.85%	0.68%	0.59%	0.42%	0.23%
Portfolio turnover rate (z)^	32%	44%	54%	39%	31%	40%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.12	$10.17	$10.22	$10.25	$10.14	$10.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.07	0.06	0.04	0.02
Net realized and unrealized gain (loss)	(0.14)	(0.04)	(0.03)	(0.02)	0.12	(0.20)

Total from investment operations	(0.08)	0.05	0.04	0.04	0.16	(0.18)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)	(0.06)	(0.04)	(0.02)
Distributions from net realized gains	—	(0.01)	(0.02)	(0.01)	(0.01)	—

Total dividends and distributions	—	(0.10)	(0.09)	(0.07)	(0.05)	(0.02)

Net asset value, end of period	$10.04	$10.12	$10.17	$10.22	$10.25	$10.14

Total return (b)	(0.79)%	0.42%	0.39%	0.43%	1.59%	(1.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$340,628	$360,908	$387,701	$399,876	$426,394	$459,699
Ratio of expenses to average net assets (a)(f)	0.67%	0.69%	0.70%	0.70%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.11%	0.85%	0.68%	0.59%	0.42%	0.23%
Portfolio turnover rate (z)^	32%	44%	54%	39%	31%	40%

See Notes to Financial Statements.

1032

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.17	$10.23	$10.28	$10.31	$10.20	$10.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.11	0.10	0.09	0.07	0.05
Net realized and unrealized gain (loss)	(0.13)	(0.05)	(0.03)	(0.02)	0.12	(0.20)

Total from investment operations	(0.06)	0.06	0.07	0.07	0.19	(0.15)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.09)	(0.07)	(0.05)
Distributions from net realized gains	—	(0.01)	(0.02)	(0.01)	(0.01)	—

Total dividends and distributions	—	(0.12)	(0.12)	(0.10)	(0.08)	(0.05)

Net asset value, end of period	$10.11	$10.17	$10.23	$10.28	$10.31	$10.20

Total return (b)	(0.59)%	0.57%	0.65%	0.69%	1.84%	(1.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,603,360	$7,583,418	$7,589,592	$7,312,497	$7,428,374	$7,086,384
Ratio of expenses to average net assets (a)(f)	0.42%	0.44%	0.45%	0.45%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.36%	1.10%	0.93%	0.84%	0.67%	0.48%
Portfolio turnover rate (z)^	32%	44%	54%	39%	31%	40%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1033

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$328,239,432	18.7%
Industrials	240,099,528	13.6
Consumer Discretionary	211,504,076	12.0
Consumer Staples	200,614,252	11.4
Health Care	163,924,746	9.3
Materials	152,213,109	8.7
Energy	141,537,117	8.0
Information Technology	123,442,775	7.0
Telecommunication Services	70,524,442	4.0
Utilities	60,002,560	3.4
Real Estate	38,694,175	2.2
Repurchase Agreements	11,878,217	0.7
Closed End Fund	1,647,071	0.1
Cash and Other	15,645,512	0.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$977.11	$3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	3.94
Class IB
Actual	1,000.00	975.76	3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	3.94
Class K
Actual	1,000.00	978.11	2.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.69

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1034

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.8%)
Abacus Property Group (REIT)	46,182	$128,847
Adelaide Brighton Ltd. (x)	58,454	300,649
Afterpay Touch Group Ltd.*	18,718	129,519
AGL Energy Ltd.	95,397	1,587,055
ALS Ltd.	71,567	399,342
Altium Ltd.	16,083	267,919
Alumina Ltd.	337,853	700,079
Amcor Ltd.	167,915	1,790,666
AMP Ltd.	424,413	1,118,149
Ansell Ltd.	20,962	421,797
APA Group	171,068	1,246,999
APN Outdoor Group Ltd.	24,180	112,377
Appen Ltd.	13,129	129,904
ARB Corp. Ltd.	9,959	168,261
Ardent Leisure Group (x)	59,052	86,310
Aristocrat Leisure Ltd.	92,374	2,112,367
ASX Ltd.	28,066	1,337,396
Atlas Arteria Ltd. (x)	95,431	454,110
Aurizon Holdings Ltd.	288,542	924,609
Ausdrill Ltd.	50,096	68,030
AusNet Services	248,284	294,907
Australia & New Zealand Banking Group Ltd.	419,637	8,769,998
Australian Pharmaceutical Industries Ltd. (x)	53,529	67,344
Automotive Holdings Group Ltd. (x)	38,228	80,628
Aveo Group	60,270	108,385
Bank of Queensland Ltd.	58,051	437,769
Bapcor Ltd.	39,082	189,443
Beach Energy Ltd.	249,180	323,632
Bega Cheese Ltd. (x)	26,723	146,543
Bellamy’s Australia Ltd.*	12,942	148,838
Bendigo & Adelaide Bank Ltd. (x)	69,873	560,531
BHP Billiton Ltd.	465,289	11,676,471
BHP Billiton plc	348,295	7,841,839
Blackmores Ltd. (x)	1,866	196,783
BlueScope Steel Ltd.	79,770	1,018,923
Boral Ltd.	169,969	821,380
Brambles Ltd.	230,266	1,513,226
Breville Group Ltd.	13,213	113,624
Brickworks Ltd.	11,389	131,821
BWP Trust (REIT) (x)	70,435	169,408
Caltex Australia Ltd.	37,815	910,632
carsales.com Ltd.	35,218	394,074
Challenger Ltd. (x)	83,176	728,189
Charter Hall Group (REIT)	67,114	323,833
Charter Hall Long Wale REIT (REIT)	25,056	81,588
Charter Hall Retail REIT (REIT)	47,307	146,690
CIMIC Group Ltd.	14,170	443,579
Cleanaway Waste Management Ltd.	289,181	361,674
Coca-Cola Amatil Ltd.	73,031	497,229
Cochlear Ltd.	8,306	1,230,416
Commonwealth Bank of Australia	255,154	13,759,802
Computershare Ltd.	72,588	990,037
Corporate Travel Management Ltd. (x)	11,735	237,086
Costa Group Holdings Ltd.	46,476	283,755
Credit Corp. Group Ltd. (x)	7,001	93,622
Cromwell Property Group (REIT) (x)	224,550	186,120
Crown Resorts Ltd.	51,883	518,346
CSL Ltd.	65,604	9,351,747
CSR Ltd. (x)	74,954	254,606
Dexus (REIT)	146,319	1,051,432
Domain Holdings Australia Ltd.	31,889	75,990
Domino’s Pizza Enterprises Ltd.	9,023	348,698
Downer EDI Ltd.	87,996	441,523
DuluxGroup Ltd.	55,726	315,486
Eclipx Group Ltd. (x)	45,255	106,166
Estia Health Ltd.	33,553	81,694
Evolution Mining Ltd.	206,842	537,288
Fairfax Media Ltd.	331,935	184,236
Flight Centre Travel Group Ltd.	8,423	396,759
Fortescue Metals Group Ltd.	246,674	801,399
G8 Education Ltd. (x)	62,035	106,968
Galaxy Resources Ltd. (x)*	58,315	130,763
Gateway Lifestyle	41,574	71,687
Genworth Mortgage Insurance Australia Ltd.	32,875	62,526
Goodman Group (REIT)	232,394	1,654,478
GPT Group (The) (REIT)	260,225	974,452
GrainCorp Ltd., Class A	33,201	188,701
Greencross Ltd. (x)	17,017	56,419
Growthpoint Properties Australia Ltd. (REIT)	36,435	97,339
GUD Holdings Ltd.	12,627	132,320
GWA Group Ltd.	39,611	99,668
Harvey Norman Holdings Ltd. (x)	86,275	211,975
Healthscope Ltd.	249,801	408,552
IDP Education Ltd.	18,299	142,328
Iluka Resources Ltd.	60,604	501,423
Incitec Pivot Ltd.	242,943	652,638
Independence Group NL	67,628	257,247
Infigen Energy*	132,396	64,667
Inghams Group Ltd.	35,950	101,630
Insurance Australia Group Ltd.	343,260	2,166,872
Investa Office Fund (REIT)	72,600	280,995
InvoCare Ltd. (x)	15,646	159,093
IOOF Holdings Ltd.	44,216	294,171
IPH Ltd. (x)	20,351	67,020
IRESS Ltd. (x)	19,934	177,616
JB Hi-Fi Ltd. (x)	16,365	272,738
LendLease Group	84,596	1,240,210
Link Administration Holdings Ltd.	76,754	416,357
Lynas Corp. Ltd. (x)*	95,098	164,683
Macquarie Group Ltd.	45,884	4,198,715
Magellan Financial Group Ltd.	20,209	348,467
Mayne Pharma Group Ltd. (x)*	194,983	125,539
McMillan Shakespeare Ltd.	11,175	132,321
Medibank Pvt Ltd.	399,293	862,851
Metcash Ltd. (x)	139,687	269,810
Mineral Resources Ltd.	22,832	270,518
Mirvac Group (REIT)	537,192	862,681
Monadelphous Group Ltd.	13,372	149,033

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MYOB Group Ltd.	63,723	$136,287
Nanosonics Ltd. (x)*	35,668	83,412
National Australia Bank Ltd.	394,256	7,997,392
National Storage REIT (REIT)	75,656	92,102
Navitas Ltd.	43,623	143,337
Newcrest Mining Ltd.	110,674	1,785,514
NEXTDC Ltd. (x)*	49,747	278,323
nib holdings Ltd.	65,913	279,503
Nine Entertainment Co. Holdings Ltd. (x)	107,958	198,138
Northern Star Resources Ltd.	86,736	466,012
Nufarm Ltd. (x)	34,848	228,493
Oil Search Ltd.	191,607	1,262,009
oOh!media Ltd. (r)*	9,726	35,629
oOh!media Ltd.*	22,369	81,943
Orica Ltd.	54,360	714,067
Origin Energy Ltd.*	254,856	1,891,720
Orocobre Ltd. (x)*	33,164	126,887
Orora Ltd.	174,491	461,001
OZ Minerals Ltd.	45,499	317,186
Pact Group Holdings Ltd.	27,246	106,261
Pendal Group Ltd.	36,325	266,404
Perpetual Ltd.	6,842	210,638
Pilbara Minerals Ltd. (x)*	229,563	146,953
Platinum Asset Management Ltd. (x)	31,547	134,475
Premier Investments Ltd. (x)	13,889	173,502
Primary Health Care Ltd.	58,986	152,348
Qantas Airways Ltd.	247,399	1,127,820
QBE Insurance Group Ltd.	197,899	1,426,473
Qube Holdings Ltd.	195,814	349,238
Ramsay Health Care Ltd.	18,693	746,746
REA Group Ltd.	7,127	479,279
Regis Resources Ltd.	71,344	270,326
Resolute Mining Ltd.	102,750	96,951
Rio Tinto Ltd.	59,795	3,692,327
Rio Tinto plc	192,920	10,696,005
Sandfire Resources NL (x)	22,539	152,789
Santos Ltd.*	255,428	1,185,215
Saracen Mineral Holdings Ltd.*	106,727	172,973
Scentre Group (REIT)	771,952	2,507,933
SEEK Ltd.	50,841	820,599
Seven Group Holdings Ltd.	15,867	223,457
Seven West Media Ltd.	125,738	78,164
Shopping Centres Australasia Property Group (REIT)	103,871	188,331
Sigma Healthcare Ltd. (x)	155,950	93,483
Sirtex Medical Ltd.	8,294	193,039
SmartGroup Corp. Ltd.	13,116	113,275
Sonic Healthcare Ltd.	61,560	1,117,525
South32 Ltd.	745,029	1,990,405
Southern Cross Media Group Ltd.	105,966	102,730
Spark Infrastructure Group	242,680	409,477
SpeedCast International Ltd.	33,157	151,398
St Barbara Ltd.	74,949	267,901
Star Entertainment Grp Ltd. (The)	118,730	433,180
Steadfast Group Ltd.	112,231	233,389
Stockland (REIT)	352,966	1,037,014
Suncorp Group Ltd.	187,906	2,028,883
Super Retail Group Ltd. (x)	20,091	120,434
Sydney Airport	326,434	1,729,695
Syrah Resources Ltd.*	40,363	86,326
Tabcorp Holdings Ltd.	291,435	961,917
Tassal Group Ltd.	25,121	76,780
Technology One Ltd. (x)	33,255	104,594
Telstra Corp. Ltd.	1,724,370	3,343,434
TPG Telecom Ltd. (x)	49,472	189,283
Transurban Group	321,680	2,849,570
Treasury Wine Estates Ltd.	104,197	1,340,960
Vicinity Centres (REIT)	465,905	893,014
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Viva Energy REIT (REIT)	62,774	104,526
Vocus Group Ltd.*	88,577	151,424
Washington H Soul Pattinson & Co. Ltd.	16,954	259,593
Webjet Ltd. (x)	16,547	164,703
Wesfarmers Ltd.	164,392	6,005,053
Western Areas Ltd.	37,055	97,624
Westpac Banking Corp.	496,342	10,762,414
Whitehaven Coal Ltd.	100,831	431,303
WiseTech Global Ltd. (x)	16,591	192,276
Woodside Petroleum Ltd.	135,715	3,561,456
Woolworths Group Ltd.	190,415	4,300,775
WorleyParsons Ltd.	29,927	387,138

		189,875,198

Belgium (1.1%)
Anheuser-Busch InBev SA/NV	190,323	19,225,421

Chile (0.0%)
Antofagasta plc	57,949	757,134

Finland (0.5%)
Nokia OYJ	1,410,092	8,118,258

France (14.9%)
Air Liquide SA (x)	107,352	13,501,882
Airbus SE	143,063	16,750,335
BNP Paribas SA	429,948	26,706,341
Cie de Saint-Gobain	138,607	6,194,583
Danone SA (x)	159,376	11,701,320
Engie SA	462,822	7,096,549
Essilor International Cie Generale d’Optique SA	54,868	7,746,650
L’Oreal SA	61,642	15,224,939
LVMH Moet Hennessy Louis Vuitton SE	67,446	22,463,333
Orange SA	513,199	8,597,156
Safran SA	89,802	10,911,804
Sanofi	283,247	22,707,762
Schneider Electric SE	134,886	11,250,069
Societe Generale SA	301,478	12,714,864
TOTAL SA	665,674	40,586,702
Unibail-Rodamco-Westfield (CHDI) (REIT)*	102,964	1,117,832
Unibail-Rodamco-Westfield (REIT)	35,183	7,746,899
Vinci SA	139,180	13,386,334
Vivendi SA (x)	258,660	6,343,326

		262,748,680

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (12.4%)
adidas AG	45,545	$9,943,394
Allianz SE (Registered)	110,236	22,788,422
BASF SE	229,981	21,998,717
Bayer AG (Registered)	233,504	25,727,922
Bayerische Motoren Werke AG	80,237	7,273,991
Daimler AG (Registered)	223,600	14,395,550
Deutsche Bank AG (Registered)	476,364	5,130,179
Deutsche Post AG (Registered)	245,414	8,016,047
Deutsche Telekom AG (Registered)*	812,033	12,583,837
E.ON SE	551,140	5,891,709
Fresenius SE & Co. KGaA	102,417	8,228,657
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	37,444	7,916,792
SAP SE	270,604	31,269,323
Siemens AG (Registered)	212,835	28,140,686
TUI AG	72,871	1,598,851
Volkswagen AG (Preference) (q)	45,840	7,613,314

		218,517,391

Ireland (0.9%)
CRH plc (Irish Stock Exchange)	211,189	7,485,115
CRH plc (London Stock Exchange)	141,114	4,981,791
James Hardie Industries plc (CHDI)	64,286	1,078,998
Paddy Power Betfair plc	13,930	1,525,882
Smurfit Kappa Group plc	39,766	1,609,073

		16,680,859

Italy (1.9%)
Enel SpA	1,944,891	10,804,307
Eni SpA	634,254	11,781,285
Intesa Sanpaolo SpA	3,660,568	10,629,318

		33,214,910

Japan (24.6%)
77 Bank Ltd. (The)	6,800	148,450
ABC-Mart, Inc.	3,700	202,520
Acom Co. Ltd.	43,220	166,298
Adastria Co. Ltd.	3,880	49,238
ADEKA Corp.	11,400	182,973
Advantest Corp.	14,500	302,272
Aeon Co. Ltd.	77,401	1,656,870
Aeon Delight Co. Ltd.	2,800	95,344
AEON Financial Service Co. Ltd.	15,900	339,499
Aeon Mall Co. Ltd.	15,320	275,363
Ai Holdings Corp.	4,238	91,945
Aica Kogyo Co. Ltd.	6,000	210,812
Aichi Bank Ltd. (The)	1,720	74,648
Aichi Steel Corp.	2,010	77,430
Aiful Corp.*	20,636	64,490
Ain Holdings, Inc.	2,920	215,476
Air Water, Inc.	21,000	385,801
Aisan Industry Co. Ltd.	7,700	64,958
Aisin Seiki Co. Ltd.	16,614	757,808
Ajinomoto Co., Inc.	44,469	841,864
Alfresa Holdings Corp.	25,600	602,339
Alpen Co. Ltd.	4,000	86,095
Alpine Electronics, Inc.	4,962	102,453
Alps Electric Co. Ltd.	19,900	511,542
Amada Holdings Co. Ltd.	36,000	346,295
Amano Corp.	9,930	234,808
ANA Holdings, Inc.	38,430	1,412,380
Anritsu Corp.	16,419	225,564
AOKI Holdings, Inc.	6,358	92,802
Aoyama Trading Co. Ltd.	5,200	173,780
Aozora Bank Ltd.	13,400	510,148
Aplus Financial Co. Ltd.*	68,412	69,824
Arcs Co. Ltd.	3,958	107,963
Ariake Japan Co. Ltd.	1,887	162,597
Asahi Glass Co. Ltd.	21,000	818,453
Asahi Group Holdings Ltd.	42,010	2,152,199
Asahi Kasei Corp.	133,760	1,701,071
Asics Corp. (x)	22,000	372,181
ASKUL Corp. (x)	2,274	73,736
Astellas Pharma, Inc.	199,494	3,043,358
Autobacs Seven Co. Ltd. (x)	12,300	218,193
Avex, Inc.	5,735	79,668
Azbil Corp.	6,270	273,532
Bandai Namco Holdings, Inc.	19,919	822,200
Bank of Iwate Ltd. (The)	2,466	94,996
Bank of Kyoto Ltd. (The)	7,170	332,223
Bank of Okinawa Ltd. (The)	1,300	47,613
Benesse Holdings, Inc.	8,700	308,820
Bic Camera, Inc. (x)	10,045	155,055
BML, Inc.	4,072	105,004
Bridgestone Corp.	63,773	2,495,853
Brother Industries Ltd.	25,801	509,891
Calbee, Inc.	10,696	402,374
Canon Electronics, Inc.	2,833	57,113
Canon Marketing Japan, Inc.	6,200	129,247
Canon, Inc.	104,498	3,427,108
Capcom Co. Ltd. (x)	12,316	303,687
Casio Computer Co. Ltd.	17,200	279,948
Central Glass Co. Ltd.	4,979	104,513
Central Japan Railway Co.	17,381	3,604,460
Chiba Bank Ltd. (The)	78,338	554,023
Chiyoda Co. Ltd.	3,062	70,801
Chiyoda Corp.	14,100	122,642
Chofu Seisakusho Co. Ltd.	3,200	69,367
Chubu Electric Power Co., Inc.	62,588	938,975
Chudenko Corp.	4,078	102,028
Chugai Pharmaceutical Co. Ltd.	21,700	1,138,753
Chugai Ro Co. Ltd.	1,930	48,932
Chugoku Bank Ltd. (The) (x)	14,402	145,822
Chugoku Electric Power Co., Inc. (The)	27,820	359,827
Ci:z Holdings Co. Ltd. (x)	2,716	129,281
Citizen Watch Co. Ltd.	35,300	232,113
CKD Corp.	7,859	129,333
Clarion Co. Ltd.	27,306	73,497
Cleanup Corp.	10,500	82,509
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	569,657
cocokara fine, Inc.	2,255	138,703
COLOPL, Inc.	6,958	47,135
Colowide Co. Ltd.	5,764	154,154

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMSYS Holdings Corp. (x)	10,500	$278,729
Concordia Financial Group Ltd.	131,896	671,899
CONEXIO Corp.	5,153	89,642
Cosel Co. Ltd.	4,700	59,559
Cosmo Energy Holdings Co. Ltd.	8,000	281,082
Cosmos Pharmaceutical Corp. (x)	1,165	236,546
Create Restaurants Holdings, Inc.	5,567	81,508
Create SD Holdings Co. Ltd.	4,072	117,141
Credit Saison Co. Ltd.	20,400	321,344
CyberAgent, Inc.	12,286	739,058
Dai Nippon Printing Co. Ltd.	26,727	598,440
Daicel Corp.	29,000	321,131
Daido Steel Co. Ltd. (x)	3,899	180,309
Daifuku Co. Ltd.	10,448	458,159
Daihen Corp.	12,123	73,035
Dai-ichi Life Holdings, Inc.	108,304	1,932,969
Daiichi Sankyo Co. Ltd.	55,004	2,104,972
Daiichikosho Co. Ltd.	3,822	184,688
Daikin Industries Ltd.	26,498	3,175,979
Daikyo, Inc.	3,724	81,567
Daito Trust Construction Co. Ltd.	8,145	1,324,946
Daiwa House Industry Co. Ltd.	63,613	2,169,559
Daiwa Securities Group, Inc.	172,405	1,001,744
DCM Holdings Co. Ltd.	11,800	110,630
DeNA Co. Ltd.	9,759	183,078
Denka Co. Ltd.	9,600	320,390
Denki Kogyo Co. Ltd.	2,900	93,379
Denso Corp.	43,071	2,105,408
Dentsu, Inc.	23,800	1,128,573
Descente Ltd.	7,164	126,955
DIC Corp.	8,900	278,138
Digital Garage, Inc.	3,387	131,699
Dip Corp.	4,020	103,373
Disco Corp.	2,500	426,997
DMG Mori Co. Ltd.	11,229	155,887
Don Quijote Holdings Co. Ltd.	13,000	624,667
Doutor Nichires Holdings Co. Ltd.	5,300	105,315
Dowa Holdings Co. Ltd.	5,600	172,732
DTS Corp.	3,646	135,513
Duskin Co. Ltd.	5,723	142,823
Eagle Industry Co. Ltd.	5,758	92,677
Earth Corp.	1,929	98,266
East Japan Railway Co.	35,437	3,397,586
Ebara Corp.	8,388	261,000
EDION Corp.	10,327	104,189
Eisai Co. Ltd.	24,446	1,723,132
Elecom Co. Ltd.	4,239	99,203
Electric Power Development Co. Ltd.	17,100	441,729
euglena Co. Ltd.*	9,207	69,022
Exedy Corp.	3,400	105,334
Ezaki Glico Co. Ltd. (x)	6,500	312,333
FamilyMart UNY Holdings Co. Ltd.	6,428	676,968
Fancl Corp.	4,959	248,588
FANUC Corp.	18,309	3,638,979
Fast Retailing Co. Ltd.	2,544	1,169,806
FCC Co. Ltd.	4,261	120,269
Fuji Co. Ltd.	3,400	71,123
Fuji Corp.	5,877	105,421
Fuji Electric Co. Ltd.	67,000	510,753
Fuji Kyuko Co. Ltd.	4,337	129,661
Fuji Media Holdings, Inc.	20,394	348,511
Fuji Oil Holdings, Inc.	7,100	255,232
Fuji Seal International, Inc.	4,611	163,675
Fuji Soft, Inc.	4,161	175,700
FUJIFILM Holdings Corp.	42,668	1,667,179
Fujikura Ltd.	31,520	200,710
Fujitsu General Ltd.	7,720	120,909
Fujitsu Ltd.	210,007	1,274,287
Fukuoka Financial Group, Inc.	82,000	412,537
Fukushima Industries Corp.	2,775	127,327
Fukuyama Transporting Co. Ltd.	3,412	174,429
Funai Soken Holdings, Inc.	4,713	105,017
Furukawa Electric Co. Ltd.	7,000	244,998
Futaba Industrial Co. Ltd.	9,500	59,721
Fuyo General Lease Co. Ltd.	2,579	177,501
Glory Ltd.	5,791	162,147
GMO internet, Inc.	7,656	182,488
GMO Payment Gateway, Inc.	1,373	158,487
Goldwin, Inc. (x)	1,458	126,422
Gree, Inc.	16,216	86,854
GS Yuasa Corp.	39,506	180,197
GungHo Online Entertainment, Inc. (x)	39,210	99,871
Gunma Bank Ltd. (The)	54,000	283,864
Gunze Ltd.	2,400	153,909
H2O Retailing Corp.	9,500	151,791
Hachijuni Bank Ltd. (The)	43,000	184,094
Hakuhodo DY Holdings, Inc.	27,115	435,447
Hamamatsu Photonics KK	14,451	621,296
Hankyu Hanshin Holdings, Inc.	26,044	1,047,970
Hanwa Co. Ltd.	4,266	162,795
Haseko Corp.	25,130	347,505
Hazama Ando Corp. (x)	16,538	150,570
Heiwa Corp.	6,300	152,158
Heiwado Co. Ltd.	4,499	112,155
Hikari Tsushin, Inc.	2,400	422,057
Hino Motors Ltd.	32,439	346,614
Hirata Corp.	966	69,365
Hirose Electric Co. Ltd.	3,906	484,391
Hiroshima Bank Ltd. (The)	36,500	243,300
HIS Co. Ltd.	3,292	99,312
Hisamitsu Pharmaceutical Co., Inc.	7,000	591,157
Hitachi Capital Corp.	5,540	143,310
Hitachi Chemical Co. Ltd.	10,500	211,963
Hitachi Construction Machinery Co. Ltd.	9,800	318,656
Hitachi High-Technologies Corp.	7,100	289,861
Hitachi Ltd.	466,085	3,290,358
Hitachi Metals Ltd.	26,990	280,346
Hitachi Transport System Ltd.	4,900	125,604
Hitachi Zosen Corp.	19,500	91,939

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkaido Electric Power Co., Inc.	25,319	$172,429
Hokuetsu Corp.	13,526	69,637
Hokuhoku Financial Group, Inc.	17,700	235,808
Hokuriku Electric Power Co.*	21,919	220,348
Hokuto Corp.	3,600	64,284
Honda Motor Co. Ltd.	174,674	5,132,227
Horiba Ltd.	3,816	267,118
Hoshizaki Corp.	6,100	617,631
House Foods Group, Inc.	8,400	297,412
Hoya Corp.	40,171	2,285,482
Hulic Co. Ltd.	44,679	477,399
Hyakujushi Bank Ltd. (The)	29,000	95,344
Ibiden Co. Ltd. (x)	13,900	222,847
Ichibanya Co. Ltd.	1,268	55,432
Ichigo, Inc.	32,460	152,456
Icom, Inc.	2,600	63,500
Idemitsu Kosan Co. Ltd.	17,145	611,685
IDOM, Inc. (x)	8,751	48,452
IHI Corp.	14,804	516,131
Iida Group Holdings Co. Ltd.	20,786	401,207
Inaba Denki Sangyo Co. Ltd.	3,031	124,016
Inabata & Co. Ltd.	8,308	115,411
Inageya Co. Ltd.	1,933	31,723
Infomart Corp.	16,904	224,745
Information Services International-Dentsu Ltd.	4,770	143,684
Inpex Corp.	110,579	1,148,088
Internet Initiative Japan, Inc.	3,198	64,327
Iriso Electronics Co. Ltd.	1,764	106,590
Iseki & Co. Ltd.	4,100	73,212
Isetan Mitsukoshi Holdings Ltd.	35,742	446,795
Isuzu Motors Ltd.	58,167	773,091
Ito En Ltd.	9,000	417,017
ITOCHU Corp.	139,255	2,524,991
Itochu Techno-Solutions Corp.	11,200	193,621
Itoham Yonekyu Holdings, Inc.	12,482	107,441
Iwatani Corp.	5,397	188,163
Iyo Bank Ltd. (The)	24,000	158,678
Izumi Co. Ltd.	3,455	213,763
J Front Retailing Co. Ltd.	22,829	347,853
Jafco Co. Ltd.	3,600	146,484
Japan Airlines Co. Ltd.	33,853	1,201,053
Japan Airport Terminal Co. Ltd.	7,200	337,515
Japan Aviation Electronics Industry Ltd.	6,944	109,446
Japan Cash Machine Co. Ltd.	6,102	68,342
Japan Display, Inc.*	45,302	58,921
Japan Exchange Group, Inc.	56,255	1,046,191
Japan Lifeline Co. Ltd. (x)	5,539	136,180
Japan Material Co. Ltd.	7,490	115,954
Japan Petroleum Exploration Co. Ltd.	5,700	148,942
Japan Post Bank Co. Ltd.	55,127	642,314
Japan Post Holdings Co. Ltd.	104,465	1,144,525
Japan Post Insurance Co. Ltd.	6,712	138,102
Japan Pulp & Paper Co. Ltd.	2,010	91,500
Japan Steel Works Ltd. (The)	6,516	164,496
Japan Tobacco, Inc.	123,225	3,444,713
JCR Pharmaceuticals Co. Ltd.	1,658	100,784
JFE Holdings, Inc.	53,377	1,010,506
JGC Corp.	18,595	375,041
JINS, Inc.	1,913	109,374
Joyful Honda Co. Ltd. (x)	6,398	97,835
JSR Corp.	23,500	400,316
JTEKT Corp.	25,700	350,048
Juroku Bank Ltd. (The)	3,200	84,570
Justsystems Corp.	4,594	94,523
JVC Kenwood Corp.	19,300	54,737
JXTG Holdings, Inc.	320,383	2,228,776
kabu.com Securities Co. Ltd.	29,820	96,693
Kadokawa Dwango Corp.	6,440	71,255
Kagome Co. Ltd.	8,701	289,208
Kajima Corp.	100,000	774,963
Kakaku.com, Inc.	17,876	403,972
Kaken Pharmaceutical Co. Ltd.	4,500	231,269
Kamigumi Co. Ltd.	13,000	270,415
Kanagawa Chuo Kotsu Co. Ltd.	2,940	98,916
Kandenko Co. Ltd.	6,000	65,899
Kaneka Corp.	31,000	278,038
Kanematsu Corp.	8,108	117,246
Kanematsu Electronics Ltd.	3,625	132,931
Kansai Electric Power Co., Inc. (The)	77,702	1,134,141
Kansai Mirai Financial Group, Inc.*	13,058	98,954
Kansai Paint Co. Ltd.	22,338	464,454
Kao Corp.	47,732	3,643,006
Kappa Create Co. Ltd.	5,800	75,594
Katakura Industries Co. Ltd.	7,200	84,606
Kawasaki Heavy Industries Ltd.	17,700	521,975
Kawasaki Kisen Kaisha Ltd. (x)*	10,000	184,889
KDDI Corp.	170,233	4,660,400
Keihan Holdings Co. Ltd.	10,400	373,391
Keihin Corp. (x)	5,700	115,684
Keikyu Corp.	29,499	483,857
Keio Corp.	12,200	590,634
Keisei Electric Railway Co. Ltd.	16,500	567,064
Keiyo Bank Ltd. (The)	8,152	34,974
Kenedix, Inc.	26,600	161,933
Kewpie Corp.	13,000	327,950
Key Coffee, Inc.	4,000	79,592
Keyence Corp.	9,527	5,383,273
KH Neochem Co. Ltd.	3,269	99,061
Kikkoman Corp.	16,371	826,572
Kinden Corp.	15,000	245,224
Kinki Sharyo Co. Ltd. (The)*	1,340	29,156
Kintetsu Department Store Co. Ltd.*	2,816	101,993
Kintetsu Group Holdings Co. Ltd.	20,700	845,089
Kintetsu World Express, Inc.	5,800	119,809
Kirin Holdings Co. Ltd.	92,724	2,481,518
Kitz Corp. (x)	13,022	106,914
Kiyo Bank Ltd. (The)	12,600	207,923
Koa Corp.	5,800	145,688
Kobayashi Pharmaceutical Co. Ltd.	5,412	467,803
Kobe Bussan Co. Ltd.	2,731	134,681
Kobe Steel Ltd.	45,200	413,971
Koei Tecmo Holdings Co. Ltd.	5,786	113,823

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Koito Manufacturing Co. Ltd.	13,000	$859,504
Kokuyo Co. Ltd.	14,200	252,282
Komatsu Ltd.	93,726	2,681,877
Komori Corp.	7,900	92,047
Konami Holdings Corp.	9,200	468,663
Konica Minolta, Inc.	54,000	501,883
Konoike Transport Co. Ltd.	7,461	112,675
Kose Corp.	3,360	724,411
Kotobuki Spirits Co. Ltd.	1,339	70,146
K’s Holdings Corp.	17,800	185,050
Kubota Corp.	106,445	1,675,777
Kumagai Gumi Co. Ltd.	3,271	114,927
Kumiai Chemical Industry Co. Ltd.	9,350	73,388
Kurabo Industries Ltd.	39,100	123,606
Kuraray Co. Ltd.	36,000	496,193
Kureha Corp.	2,400	171,684
Kurita Water Industries Ltd.	12,196	348,095
Kusuri no Aoki Holdings Co. Ltd.	1,035	68,897
KYB Corp.	1,923	87,539
Kyocera Corp.	32,950	1,859,176
Kyoei Steel Ltd.	5,000	94,657
KYORIN Holdings, Inc.	5,393	112,035
Kyoritsu Maintenance Co. Ltd.	2,670	146,625
Kyowa Exeo Corp.	9,800	257,492
Kyowa Hakko Kirin Co. Ltd.	24,138	486,837
Kyudenko Corp.	3,588	173,380
Kyushu Electric Power Co., Inc.	42,390	473,233
Kyushu Financial Group, Inc. (x)	34,349	165,982
Kyushu Railway Co.	16,232	497,010
Lasertec Corp.	4,407	124,191
Lawson, Inc.	5,088	318,014
Leopalace21 Corp.	22,700	124,454
Life Corp.	3,100	77,084
LIFULL Co. Ltd.	13,216	87,498
LINE Corp. (x)*	5,727	238,722
Link And Motivation, Inc.	14,231	171,597
Lintec Corp.	4,900	142,289
Lion Corp.	27,000	495,055
LIXIL Group Corp.	28,932	579,084
M3, Inc.	20,869	832,197
Mabuchi Motor Co. Ltd.	6,900	328,438
Maeda Corp.	15,009	172,709
Maeda Road Construction Co. Ltd.	10,000	190,308
Makino Milling Machine Co. Ltd.	12,377	96,364
Makita Corp.	25,314	1,135,203
Mandom Corp.	4,216	131,375
Mani, Inc.	2,490	112,114
Marubeni Corp.	165,297	1,261,731
Maruha Nichiro Corp.	5,013	201,715
Marui Group Co. Ltd.	19,261	406,044
Maruichi Steel Tube Ltd.	7,800	264,544
Maruzen Showa Unyu Co. Ltd.	22,000	100,546
Marvelous, Inc. (x)	7,616	62,805
Matsuda Sangyo Co. Ltd.	4,000	59,034
Matsui Securities Co. Ltd.	8,604	82,298
Matsumotokiyoshi Holdings Co. Ltd.	7,600	341,507
Matsuya Co. Ltd.	7,173	108,131
Max Co. Ltd.	6,000	75,979
Maxell Holdings Ltd.	5,700	96,068
Mazda Motor Corp.	66,800	820,557
Mebuki Financial Group, Inc.	104,665	351,672
Medipal Holdings Corp.	23,000	462,846
Megmilk Snow Brand Co. Ltd.	4,964	132,490
Meidensha Corp.	22,000	79,483
Meiji Holdings Co. Ltd.	14,000	1,181,050
Meitec Corp.	2,601	124,981
Milbon Co. Ltd.	2,582	115,789
Minebea Mitsumi, Inc.	36,938	625,225
Miraca Holdings, Inc.	6,996	208,525
Mirait Holdings Corp.	5,285	81,914
MISUMI Group, Inc.	24,300	708,928
Mitsubishi Chemical Holdings Corp.	139,210	1,166,087
Mitsubishi Corp.	136,369	3,791,210
Mitsubishi Electric Corp.	197,304	2,627,690
Mitsubishi Estate Co. Ltd.	145,686	2,548,831
Mitsubishi Gas Chemical Co., Inc.	19,000	430,746
Mitsubishi Heavy Industries Ltd.	34,400	1,252,463
Mitsubishi Logistics Corp. (x)	9,000	194,527
Mitsubishi Materials Corp.	14,300	393,294
Mitsubishi Motors Corp.	75,000	598,157
Mitsubishi Pencil Co. Ltd.	3,972	82,515
Mitsubishi Research Institute, Inc.	3,100	141,959
Mitsubishi Shokuhin Co. Ltd.	3,000	80,098
Mitsubishi Tanabe Pharma Corp.	23,507	406,380
Mitsubishi UFJ Financial Group, Inc.	1,330,319	7,583,113
Mitsubishi UFJ Lease & Finance Co. Ltd.	61,180	376,314
Mitsui & Co. Ltd.	162,408	2,710,101
Mitsui Chemicals, Inc.	19,000	506,255
Mitsui E&S Holdings Co. Ltd.	7,168	94,071
Mitsui Fudosan Co. Ltd.	95,602	2,308,989
Mitsui Home Co. Ltd.	13,400	80,849
Mitsui Mining & Smelting Co. Ltd.	5,900	251,262
Mitsui OSK Lines Ltd.	10,794	260,113
Miura Co. Ltd. (x)	11,508	279,917
Mizuho Financial Group, Inc.	2,601,310	4,381,920
Mizuno Corp.	3,160	118,163
Monex Group, Inc. (x)	19,408	112,190
MonotaRO Co. Ltd.	8,044	356,010
Morinaga & Co. Ltd.	4,247	203,690
Morinaga Milk Industry Co. Ltd. (x)	4,400	164,531
MOS Food Services, Inc.	2,959	87,395
MS&AD Insurance Group Holdings, Inc.	52,667	1,638,307
Murata Manufacturing Co. Ltd.	20,819	3,501,330
Musashi Seimitsu Industry Co. Ltd.	3,100	102,619
Nabtesco Corp.	11,042	340,091
Nachi-Fujikoshi Corp. (x)	2,183	97,699
Nagase & Co. Ltd.	11,432	178,840

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nagoya Railroad Co. Ltd.	16,800	$433,979
Nankai Electric Railway Co. Ltd.	9,800	272,185
Nanto Bank Ltd. (The)	2,146	54,738
NEC Corp.	25,860	710,061
NEC Networks & System Integration Corp.	5,358	120,648
NET One Systems Co. Ltd.	5,110	87,924
Nexon Co. Ltd.*	42,146	612,500
NGK Insulators Ltd.	29,000	516,795
NGK Spark Plug Co. Ltd.	17,024	485,895
NH Foods Ltd.	9,500	383,981
NHK Spring Co. Ltd.	25,000	235,740
Nichias Corp.	10,974	137,578
Nichiha Corp.	3,077	116,449
Nichi-iko Pharmaceutical Co. Ltd.	6,713	99,075
Nichirei Corp.	13,000	330,886
Nidec Corp.	23,743	3,565,257
Nifco, Inc. (x)	8,800	272,628
Nihon Kohden Corp.	11,800	328,799
Nihon M&A Center, Inc. (x)	15,948	463,106
Nihon Parkerizing Co. Ltd.	12,170	175,435
Nihon Unisys Ltd.	5,369	135,007
Nikkon Holdings Co. Ltd.	9,000	236,472
Nikon Corp.	35,600	566,886
Nintendo Co. Ltd.	11,953	3,908,220
Nippo Corp.	5,398	98,487
Nippon Carbon Co. Ltd.	2,250	126,202
Nippon Chemi-Con Corp. (x)	3,503	136,526
Nippon Densetsu Kogyo Co. Ltd.	4,990	109,927
Nippon Electric Glass Co. Ltd.	10,800	300,447
Nippon Express Co. Ltd.	8,200	595,475
Nippon Flour Mills Co. Ltd.	7,000	121,772
Nippon Gas Co. Ltd. (x)	3,695	215,596
Nippon Kayaku Co. Ltd.	15,000	167,863
Nippon Light Metal Holdings Co. Ltd.	52,529	118,139
Nippon Paint Holdings Co. Ltd. (x)	18,000	775,505
Nippon Paper Industries Co. Ltd.	9,600	153,302
Nippon Sheet Glass Co. Ltd.	13,390	128,923
Nippon Shinyaku Co. Ltd.	6,000	372,849
Nippon Shokubai Co. Ltd.	4,000	289,392
Nippon Signal Co. Ltd.	8,900	86,496
Nippon Steel & Sumikin Bussan Corp.	2,026	100,646
Nippon Steel & Sumitomo Metal Corp.	85,267	1,675,458
Nippon Suisan Kaisha Ltd.	32,900	162,249
Nippon Telegraph & Telephone Corp.	136,697	6,217,821
Nippon Television Holdings, Inc.	21,070	355,686
Nippon Thompson Co. Ltd.	11,000	86,339
Nippon Yusen KK	16,174	321,245
Nipro Corp. (x)	13,900	160,701
Nishimatsu Construction Co. Ltd.	5,822	167,222
Nishi-Nippon Financial Holdings, Inc.	14,600	170,772
Nishi-Nippon Railroad Co. Ltd.	5,600	152,500
Nishio Rent All Co. Ltd.	3,304	106,090
Nissan Chemical Corp.	14,000	653,751
Nissan Motor Co. Ltd.	234,045	2,278,829
Nissan Shatai Co. Ltd.	10,000	91,135
Nissha Co. Ltd. (x)	4,478	92,460
Nisshin Oillio Group Ltd. (The)	2,383	71,674
Nisshin Seifun Group, Inc.	28,825	610,528
Nisshinbo Holdings, Inc.	17,990	193,362
Nissin Electric Co. Ltd.	7,460	68,795
Nissin Foods Holdings Co. Ltd.	8,900	643,897
Nissin Kogyo Co. Ltd.	4,986	88,223
Nitori Holdings Co. Ltd.	7,982	1,245,802
Nitta Corp.	1,728	67,893
Nitto Boseki Co. Ltd.	4,062	97,152
Nitto Denko Corp.	15,239	1,153,850
Nitto Kogyo Corp.	5,056	101,106
Noevir Holdings Co. Ltd.	1,525	110,055
NOF Corp.	10,510	339,844
Nohmi Bosai Ltd.	6,606	141,350
NOK Corp.	11,800	228,507
Nomura Co. Ltd.	5,619	124,190
Nomura Holdings, Inc.	329,385	1,601,183
Nomura Real Estate Holdings, Inc.	15,900	352,998
Nomura Research Institute Ltd.	13,392	649,551
Noritake Co. Ltd.	1,990	110,361
Noritz Corp.	4,795	78,173
NS Solutions Corp.	4,600	116,044
NS United Kaiun Kaisha Ltd.	2,870	55,811
NSK Ltd.	41,441	427,829
NTN Corp.	53,000	217,333
NTT Data Corp.	64,130	739,104
NTT DOCOMO, Inc.	136,089	3,469,369
NTT Urban Development Corp.	15,400	165,524
Obara Group, Inc.	1,415	80,773
Obayashi Corp.	68,200	710,243
OBIC Business Consultants Co. Ltd.	1,350	95,963
Obic Co. Ltd.	6,315	523,042
Odakyu Electric Railway Co. Ltd.	30,375	652,412
Ogaki Kyoritsu Bank Ltd. (The)	2,800	71,141
Ohsho Food Service Corp.	2,130	121,588
Oiles Corp.	4,560	86,904
Oita Bank Ltd. (The)	2,100	71,413
Oji Holdings Corp.	100,000	620,512
Okamoto Industries, Inc.	9,335	106,659
Okamura Corp.	7,341	108,078
Okasan Securities Group, Inc.	11,848	58,322
OKUMA Corp.	2,354	124,594
Okumura Corp.	5,000	163,257
Olympus Corp.	30,055	1,126,570
Omron Corp.	21,577	1,007,570
Ono Pharmaceutical Co. Ltd.	45,845	1,075,369
Onward Holdings Co. Ltd.	15,000	115,161
Open House Co. Ltd.	2,323	137,641
Optorun Co. Ltd.	2,507	96,462
Oracle Corp. Japan	3,300	269,747

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Orient Corp. (x)	62,637	$84,297
Oriental Land Co. Ltd.	22,567	2,369,520
ORIX Corp.	127,699	2,020,762
Osaka Gas Co. Ltd.	38,946	806,428
Osaka Steel Co. Ltd.	5,300	101,103
OSG Corp.	9,700	200,019
Otsuka Corp.	11,600	455,241
Otsuka Holdings Co. Ltd.	40,344	1,954,615
Outsourcing, Inc.	6,004	111,496
Pacific Metals Co. Ltd.*	3,016	111,008
PALTAC Corp.	2,773	159,795
Panasonic Corp.	226,709	3,058,212
Parco Co. Ltd.	8,506	92,731
Park24 Co. Ltd.	10,900	296,830
Penta-Ocean Construction Co. Ltd.	29,322	196,513
PeptiDream, Inc.*	8,788	365,919
Persol Holdings Co. Ltd.	18,066	403,207
Pigeon Corp.	12,261	596,909
Pilot Corp.	4,200	234,060
Plenus Co. Ltd.	1,943	31,870
Pola Orbis Holdings, Inc.	8,224	362,119
Rakuten, Inc.	102,443	693,409
Recruit Holdings Co. Ltd.	145,450	4,027,907
Relo Group, Inc.	8,730	230,561
Renesas Electronics Corp.*	8,900	87,300
Rengo Co. Ltd.	21,000	184,934
Resona Holdings, Inc.	216,321	1,157,854
Resorttrust, Inc.	10,200	180,572
Ricoh Co. Ltd.	58,363	535,581
Ricoh Leasing Co. Ltd.	2,500	82,306
Riken Corp.	1,600	83,819
Riken Vitamin Co. Ltd.	961	38,192
Rinnai Corp.	3,700	326,505
Riso Kagaku Corp.	3,360	71,045
Rohm Co. Ltd.	8,647	726,343
Rohto Pharmaceutical Co. Ltd.	10,582	339,782
Round One Corp.	6,290	99,024
Ryobi Ltd.	3,740	123,130
Ryohin Keikaku Co. Ltd.	2,738	964,476
Saizeriya Co. Ltd.	3,745	85,748
Sakai Chemical Industry Co. Ltd.	2,820	75,979
Sakata Seed Corp.	2,341	88,595
San ju San Financial Group, Inc.*	2,610	47,195
San-A Co. Ltd.	1,826	90,216
San-Ai Oil Co. Ltd.	4,848	59,815
Sanden Holdings Corp.*	3,640	47,475
Sangetsu Corp.	11,200	227,004
Sankyo Co. Ltd.	4,836	189,352
Sankyu, Inc.	4,962	260,839
Sanoh Industrial Co. Ltd.	7,800	49,739
Sanrio Co. Ltd.	6,400	124,052
Santen Pharmaceutical Co. Ltd.	37,822	659,660
Sanwa Holdings Corp.	21,000	222,680
Sanyo Chemical Industries Ltd.	1,880	81,507
Sapporo Holdings Ltd.	10,400	260,763
Sato Holdings Corp.	1,598	47,847
Sawai Pharmaceutical Co. Ltd.	4,400	200,298
SBI Holdings, Inc.	22,295	574,718
SCREEN Holdings Co. Ltd.	3,799	267,644
SCSK Corp. (x)	6,300	293,050
Secom Co. Ltd.	20,709	1,591,216
Sega Sammy Holdings, Inc.	20,371	349,222
Seibu Holdings, Inc.	28,367	478,612
Seikagaku Corp.	3,988	53,562
Seiko Epson Corp.	31,500	547,975
Seiko Holdings Corp.	4,175	89,899
Seino Holdings Co. Ltd.	16,000	283,828
Sekisui Chemical Co. Ltd.	44,430	757,656
Sekisui House Ltd.	72,000	1,274,624
Senko Group Holdings Co. Ltd.	13,947	110,352
Senshu Ikeda Holdings, Inc.	31,212	105,435
Seven & i Holdings Co. Ltd.	80,136	3,496,699
Seven Bank Ltd.	99,354	304,214
SG Holdings Co. Ltd.	17,281	379,288
Sharp Corp. (x)	17,930	437,258
Shikoku Chemicals Corp.	6,427	89,803
Shikoku Electric Power Co., Inc. (x)	20,885	279,561
Shima Seiki Manufacturing Ltd. (x)	2,819	134,693
Shimachu Co. Ltd.	6,100	193,939
Shimadzu Corp.	23,197	701,892
Shimamura Co. Ltd.	2,500	220,160
Shimano, Inc.	8,197	1,203,841
Shimizu Corp.	69,580	722,101
Shimojima Co. Ltd.	5,300	53,376
Shinagawa Refractories Co. Ltd.	2,170	69,482
Shin-Etsu Chemical Co. Ltd.	34,412	3,068,687
Shinko Electric Industries Co. Ltd.	8,500	76,083
Shinmaywa Industries Ltd.	10,523	123,750
Shinsei Bank Ltd.	22,800	351,324
Shionogi & Co. Ltd.	29,100	1,495,805
Ship Healthcare Holdings, Inc.	4,518	170,575
Shiseido Co. Ltd.	35,890	2,852,009
Shizuoka Bank Ltd. (The)	55,000	497,268
SHO-BOND Holdings Co. Ltd.	2,306	160,586
Shochiku Co. Ltd.	1,900	275,094
Showa Denko KK (x)	14,151	628,848
Showa Shell Sekiyu KK	19,100	285,167
Siix Corp. (x)	5,830	127,906
Sintokogio Ltd.	7,500	66,590
SKY Perfect JSAT Holdings, Inc. (x)	25,557	121,881
Skylark Holdings Co. Ltd. (x)	12,740	188,600
SMC Corp.	6,090	2,234,898
SMK Corp.	16,209	55,487
SMS Co. Ltd.	7,708	140,842
SoftBank Group Corp.	85,500	6,157,174
Sohgo Security Services Co. Ltd.	8,100	381,899
Sojitz Corp.	115,662	419,962
Sompo Holdings, Inc.	39,505	1,598,540
Sony Corp.	129,673	6,633,861
Sony Financial Holdings, Inc.	16,550	316,306
Sotetsu Holdings, Inc.	10,000	306,192
Square Enix Holdings Co. Ltd.	10,400	511,006
St Marc Holdings Co. Ltd.	2,948	72,798
Stanley Electric Co. Ltd.	16,900	576,995
Star Micronics Co. Ltd.	6,600	102,295

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Start Today Co. Ltd.	20,007	$725,539
Subaru Corp.	61,255	1,784,287
Sugi Holdings Co. Ltd.	5,000	289,482
SUMCO Corp.	21,300	430,367
Sumitomo Bakelite Co. Ltd. (x)	19,000	183,281
Sumitomo Chemical Co. Ltd.	158,000	896,211
Sumitomo Corp.	124,162	2,041,050
Sumitomo Dainippon Pharma Co. Ltd.	15,798	334,610
Sumitomo Electric Industries Ltd.	73,897	1,101,297
Sumitomo Forestry Co. Ltd.	17,200	260,528
Sumitomo Heavy Industries Ltd.	13,200	445,902
Sumitomo Metal Mining Co. Ltd.	24,941	954,703
Sumitomo Mitsui Construction Co. Ltd.	15,803	110,049
Sumitomo Mitsui Financial Group, Inc.	144,918	5,636,245
Sumitomo Mitsui Trust Holdings, Inc.	39,602	1,571,346
Sumitomo Osaka Cement Co. Ltd.	44,000	206,259
Sumitomo Realty & Development Co. Ltd.	46,663	1,723,389
Sumitomo Riko Co. Ltd.	12,245	125,530
Sumitomo Rubber Industries Ltd.	23,600	375,161
Sumitomo Seika Chemicals Co. Ltd.	1,759	87,859
Sumitomo Warehouse Co. Ltd. (The)	17,000	103,184
Sundrug Co. Ltd.	9,200	373,102
Suntory Beverage & Food Ltd.	14,752	630,239
Suruga Bank Ltd.	20,000	179,018
Sushiro Global Holdings Ltd. (x)*	3,262	197,402
Suzuken Co. Ltd.	8,676	367,524
Suzuki Motor Corp.	39,103	2,160,793
Sysmex Corp.	14,993	1,400,240
T Hasegawa Co. Ltd.	3,525	76,922
T RAD Co. Ltd.	1,720	53,442
T&D Holdings, Inc.	62,298	936,594
Tadano Ltd.	11,167	137,274
Taihei Dengyo Kaisha Ltd.	4,300	108,942
Taiheiyo Cement Corp.	12,822	422,131
Taisei Corp.	23,129	1,276,414
Taisho Pharmaceutical Holdings Co. Ltd.	5,305	621,468
Taiyo Holdings Co. Ltd.	2,648	108,824
Taiyo Nippon Sanso Corp.	18,000	258,176
Taiyo Yuden Co. Ltd. (x)	10,000	279,547
Takara Bio, Inc.	6,178	129,179
Takara Holdings, Inc.	18,000	238,017
Takara Standard Co. Ltd.	5,000	83,322
Takasago Thermal Engineering Co. Ltd.	6,413	119,207
Takashimaya Co. Ltd.	33,000	282,563
Takeda Pharmaceutical Co. Ltd.	70,978	2,999,007
Takeuchi Manufacturing Co. Ltd.	4,365	91,940
Taki Chemical Co. Ltd.	99	4,677
Tamron Co. Ltd.	2,969	52,829
Tateru, Inc.	6,663	110,072
TDK Corp.	10,682	1,092,176
TechnoPro Holdings, Inc.	3,425	210,669
Teijin Ltd.	19,600	359,727
Terumo Corp.	31,300	1,795,195
T-Gaia Corp.	4,174	106,692
THK Co. Ltd.	12,731	365,090
TIS, Inc.	6,287	289,606
TKC Corp.	3,466	129,292
Toagosei Co. Ltd.	17,000	196,541
Tobu Railway Co. Ltd.	21,356	653,903
TOC Co. Ltd.	5,823	42,444
Toda Corp.	32,000	278,625
Toei Co. Ltd.	540	55,358
Toho Bank Ltd. (The)	26,176	94,807
Toho Co. Ltd./Tokyo	12,809	429,801
Toho Gas Co. Ltd.	10,000	346,385
Toho Holdings Co. Ltd.	9,200	224,609
Tohoku Electric Power Co., Inc.	46,701	570,713
Tokai Carbon Co. Ltd. (x)	15,000	269,747
TOKAI Holdings Corp.	10,524	101,899
Tokai Rika Co. Ltd.	5,427	103,133
Tokai Tokyo Financial Holdings, Inc.	34,000	217,423
Token Corp.	853	75,350
Tokio Marine Holdings, Inc.	73,317	3,438,876
Tokuyama Corp.	7,400	237,610
Tokyo Broadcasting System Holdings, Inc.	11,930	268,092
Tokyo Century Corp.	4,800	272,267
Tokyo Dome Corp.	10,261	91,753
Tokyo Electric Power Co. Holdings, Inc.*	161,128	750,956
Tokyo Electron Ltd.	12,944	2,223,681
Tokyo Gas Co. Ltd.	41,258	1,095,779
Tokyo Kiraboshi Financial Group, Inc.	3,104	74,604
Tokyo Ohka Kogyo Co. Ltd.	5,100	196,925
Tokyo Seimitsu Co. Ltd.	5,489	181,702
Tokyo Steel Manufacturing Co. Ltd.	14,700	130,649
Tokyo Tatemono Co. Ltd.	27,500	377,794
Tokyotokeiba Co. Ltd.	2,059	89,081
Tokyu Construction Co. Ltd.	9,825	95,574
Tokyu Corp.	56,000	965,072
Tokyu Fudosan Holdings Corp.	57,534	406,373
Tomy Co. Ltd.	9,500	78,941
Topcon Corp.	10,341	177,464
Toppan Forms Co. Ltd.	7,000	70,876
Toppan Printing Co. Ltd.	63,000	493,917
Topre Corp.	2,571	64,766
Toray Industries, Inc.	149,915	1,183,450
Toshiba Plant Systems & Services Corp.	6,000	137,326
Toshiba TEC Corp.	17,000	103,645
Tosho Co. Ltd.	4,370	166,961
Tosoh Corp.	31,500	488,511
Totetsu Kogyo Co. Ltd.	3,407	108,628
TOTO Ltd.	16,000	742,808

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Engineering Corp. (x)	6,979	$47,844
Toyo Ink SC Holdings Co. Ltd.	2,400	62,647
Toyo Seikan Group Holdings Ltd.	18,400	323,411
Toyo Suisan Kaisha Ltd.	12,000	427,584
Toyo Tire & Rubber Co. Ltd.	11,244	164,626
Toyobo Co. Ltd.	12,100	201,421
Toyoda Gosei Co. Ltd.	9,300	235,954
Toyota Boshoku Corp.	5,878	108,253
Toyota Industries Corp.	16,529	927,111
Toyota Motor Corp.	234,217	15,168,097
Toyota Tsusho Corp.	21,814	730,975
TPR Co. Ltd.	4,102	95,626
Transcosmos, Inc.	4,218	101,226
Trend Micro, Inc.	10,700	610,793
Trusco Nakayama Corp.	4,185	104,592
TS Tech Co. Ltd. (x)	5,200	217,224
TSI Holdings Co. Ltd.	12,000	84,867
Tsubakimoto Chain Co.	12,965	103,050
Tsumura & Co. (x)	9,200	297,485
Tsuruha Holdings, Inc.	3,954	496,058
Tsutsumi Jewelry Co. Ltd.	5,505	91,340
TV Asahi Holdings Corp.	5,715	125,589
Tv Tokyo Holdings Corp.	4,700	143,698
UACJ Corp. (x)	3,496	75,405
Ube Industries Ltd.	10,241	266,304
Ulvac, Inc.	4,000	153,186
Unicharm Corp.	42,564	1,281,360
Unipres Corp.	4,100	80,397
United Arrows Ltd.	2,708	101,261
United Super Markets Holdings, Inc.	9,129	118,158
Unitika Ltd.*	7,780	44,341
Ushio, Inc.	11,665	148,453
USS Co. Ltd.	23,835	453,815
V Technology Co. Ltd.	668	123,566
Valor Holdings Co. Ltd.	4,443	101,409
Vision, Inc.*	1,199	40,286
Wacoal Holdings Corp.	5,909	172,389
Wacom Co. Ltd.	21,153	120,367
Wakita & Co. Ltd.	9,405	98,709
Welcia Holdings Co. Ltd. (x)	6,180	328,774
West Japan Railway Co.	18,205	1,342,416
Wowow, Inc.	2,656	84,323
Xebio Holdings Co. Ltd.	5,148	82,069
Yahoo Japan Corp. (x)	135,985	451,994
Yakult Honsha Co. Ltd.	12,369	826,723
Yamada Denki Co. Ltd.	66,870	332,795
Yamagata Bank Ltd. (The)	4,200	89,300
Yamaguchi Financial Group, Inc.	23,000	259,260
Yamaha Corp.	15,000	780,382
Yamaha Motor Co. Ltd.	28,700	722,198
Yamato Holdings Co. Ltd.	32,758	965,742
Yamato Kogyo Co. Ltd.	4,300	129,915
Yamazaki Baking Co. Ltd.	19,340	506,580
Yaoko Co. Ltd.	2,154	118,872
Yaskawa Electric Corp.	23,533	832,152
Yodogawa Steel Works Ltd.	4,000	102,208
Yokogawa Electric Corp.	23,500	418,570
Yokohama Rubber Co. Ltd. (The)	14,820	308,273
Yoshinoya Holdings Co. Ltd.	7,900	157,622
Zenkoku Hosho Co. Ltd.	5,062	229,977
Zensho Holdings Co. Ltd.	9,793	248,816
Zeon Corp.	22,000	260,308
Zeria Pharmaceutical Co. Ltd.	5,906	127,866

		432,129,353

Jersey (0.1%)
Randgold Resources Ltd.	15,726	1,207,905

Mexico (0.0%)
Fresnillo plc	30,777	464,466

Netherlands (5.8%)
ASML Holding NV	108,036	21,410,106
ING Groep NV	974,370	14,027,652
Koninklijke Ahold Delhaize NV	312,192	7,475,668
Koninklijke Philips NV	235,597	10,021,617
Royal Dutch Shell plc, Class A	770,610	26,737,259
Royal Dutch Shell plc, Class B	627,867	22,484,806

		102,157,108

New Zealand (0.1%)
a2 Milk Co. Ltd. (x)*	105,303	819,818
Chorus Ltd.	29,423	83,178
Fisher & Paykel Healthcare Corp. Ltd.	22,454	227,322
Fletcher Building Ltd.	40,412	190,507
SKYCITY Entertainment Group Ltd.	42,475	116,304
Spark New Zealand Ltd.	35,293	89,326
Trade Me Group Ltd.	35,564	112,383
Xero Ltd. (x)*	15,589	519,264

		2,158,102

Russia (0.0%)
Evraz plc	84,875	569,478

South Africa (0.2%)
Anglo American plc	165,354	3,698,493

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria SA	1,669,594	11,842,793
Banco Santander SA	4,040,386	21,666,722
Iberdrola SA	1,473,967	11,401,882
Industria de Diseno Textil SA	278,287	9,509,019
Telefonica SA	1,167,728	9,926,174

		64,346,590

Switzerland (0.8%)
Coca-Cola HBC AG*	33,024	1,103,097
Ferguson plc	39,498	3,205,874
Glencore plc*	1,955,901	9,344,307

		13,653,278

United Arab Emirates (0.0%)
NMC Health plc	14,413	681,352

United Kingdom (19.8%)
3i Group plc	159,498	1,895,740
Admiral Group plc	34,155	859,826
Ashtead Group plc	81,833	2,454,819
Associated British Foods plc	58,230	2,104,127
AstraZeneca plc	212,301	14,718,078

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aviva plc	671,566	$4,466,948
BAE Systems plc	534,615	4,563,550
Barclays plc	2,856,627	7,125,363
Barratt Developments plc	168,127	1,143,598
Berkeley Group Holdings plc	20,857	1,041,860
BP plc	3,271,808	24,970,812
British American Tobacco plc	382,315	19,324,656
British Land Co. plc (The) (REIT)	164,268	1,457,280
BT Group plc	1,397,243	4,016,257
Bunzl plc	56,237	1,703,321
Burberry Group plc	69,471	1,980,382
Centrica plc	939,290	1,954,273
Compass Group plc	264,981	5,660,035
Croda International plc	21,283	1,348,797
CYBG plc (CHDI)	103,379	430,727
DCC plc	14,994	1,364,405
Diageo plc	404,549	14,532,854
Direct Line Insurance Group plc	230,515	1,043,178
DS Smith plc	166,666	1,146,418
easyJet plc	41,414	914,397
Experian plc	153,283	3,792,024
GlaxoSmithKline plc	816,312	16,480,960
GVC Holdings plc	92,085	1,277,272
Halma plc	63,454	1,147,285
Hargreaves Lansdown plc	44,011	1,145,117
HSBC Holdings plc	3,366,303	31,574,114
Imperial Brands plc	159,062	5,924,001
Informa plc	211,475	2,330,436
InterContinental Hotels Group plc	31,914	1,987,993
International Consolidated Airlines Group SA	274,339	2,404,071
Intertek Group plc	27,027	2,038,833
ITV plc	624,038	1,433,019
J Sainsbury plc	270,440	1,146,405
Janus Henderson Group plc (CHDI)	12,518	385,751
Johnson Matthey plc	31,812	1,519,397
Just Eat plc*	96,305	990,097
Kingfisher plc	360,122	1,411,555
Land Securities Group plc (REIT)	119,354	1,507,284
Legal & General Group plc	991,270	3,479,888
Lloyds Banking Group plc	12,027,050	10,007,737
London Stock Exchange Group plc	52,228	3,081,766
Marks & Spencer Group plc	272,204	1,060,121
Melrose Industries plc	731,472	2,053,321
Micro Focus International plc	71,838	1,254,786
Mondi plc	61,383	1,661,519
National Grid plc	561,854	6,216,793
NatWest Markets plc*	756,765	2,557,775
Next plc	22,681	1,810,962
Ocado Group plc*	92,033	1,248,007
Pearson plc	130,439	1,523,500
Persimmon plc	51,928	1,735,915
Prudential plc	434,047	9,935,797
Reckitt Benckiser Group plc	104,845	8,632,853
RELX plc	174,128	3,728,593
Rentokil Initial plc	308,982	1,430,489
Rightmove plc	15,273	1,070,312
Rolls-Royce Holdings plc*	283,100	3,692,125
Rolls-Royce plc (Preference) (q)(r)*	20,100,100	26,527
Royal Mail plc	153,492	1,023,794
RSA Insurance Group plc	171,289	1,535,842
Sage Group plc (The)	181,550	1,506,129
Schroders plc	18,704	779,540
Segro plc (REIT)	168,831	1,491,522
Severn Trent plc	39,616	1,034,946
Sky plc	173,070	3,338,199
Smith & Nephew plc	146,566	2,704,158
Smiths Group plc	66,317	1,486,121
SSE plc	170,101	3,041,850
St James’s Place plc	87,387	1,323,400
Standard Chartered plc	452,959	4,140,312
Standard Life Aberdeen plc	454,184	1,952,276
Taylor Wimpey plc	544,725	1,286,114
Tesco plc	1,618,715	5,483,880
Unilever NV (CVA)	378,907	21,144,270
Unilever plc	192,082	10,626,729
United Utilities Group plc	114,278	1,151,046
Vodafone Group plc	4,471,593	10,847,925
Whitbread plc	30,718	1,604,982
Wm Morrison Supermarkets plc	363,359	1,208,448
WPP plc	205,296	3,232,307

		348,869,891

United States (0.7%)
Carnival plc	29,065	1,667,446
News Corp. (CHDI), Class B (x)	9,198	143,627
Reliance Worldwide Corp. Ltd.	103,554	410,764
ResMed, Inc. (CHDI) (x)	73,625	768,255
Shire plc	150,198	8,454,245
Sims Metal Management Ltd.	23,362	278,008

		11,722,345

Total Common Stocks (98.3%) (Cost $1,489,049,354)		1,730,796,212

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,066,009)	235,475	1,647,071

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Intesa Sanpaolo SpA, expiring 7/17/18* (Cost $—)	3,660,568	—

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $87,083, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $88,810. (xx)	$87,069	$87,069
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $10,704,536, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $11,280,878. (xx)	10,700,000	10,700,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $35,682, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $36,390. (xx)	35,676	35,676
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $61,883, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $63,111. (xx)	61,873	61,873
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $61,981, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $63,211. (xx)	61,971	61,971
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $96,240, collateralized by various Common Stocks; total market value $107,018. (xx)	96,222	96,222
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $435,479, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $444,317. (xx)	435,406	435,406
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,035, collateralized by various Common Stocks; total market value $222,578. (xx)	200,000	200,000

Total Repurchase Agreements		11,878,217

Total Short-Term Investments (0.7%) (Cost $11,878,217)		11,878,217

Total Investments in Securities (99.1%) (Cost $1,501,993,580)		1,744,321,500
Other Assets Less Liabilities (0.9%)		15,645,512

Net Assets (100%)		$1,759,967,012

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $12,599,761. This was secured by cash collateral of $11,878,217 which was subsequently invested in joint repurchase agreements with a total value of $11,878,217, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,382,186 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 7/12/18 - 2/15/48.

Glossary:

AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Financials	$328,239,432	18.7%
Industrials	240,099,528	13.6
Consumer Discretionary	211,504,076	12.0
Consumer Staples	200,614,252	11.4
Health Care	163,924,746	9.3
Materials	152,213,109	8.7
Energy	141,537,117	8.0
Information Technology	123,442,775	7.0
Telecommunication Services	70,524,442	4.0
Utilities	60,002,560	3.4
Real Estate	38,694,175	2.2
Repurchase Agreements	11,878,217	0.7
Closed End Fund	1,647,071	0.1
Cash and Other	15,645,512	0.9

		100.0%

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	164	9/2018	EUR	6,494,417	(133,371)
FTSE 100 Index	56	9/2018	GBP	5,617,964	(10,575)
SPI 200 Index	10	9/2018	AUD	1,137,457	9,708
TOPIX Index	29	9/2018	JPY	4,532,764	(64,995)

					(199,233)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$1,647,071	$—	$1,647,071
Common Stocks
Consumer Discretionary	—	211,468,447	35,629	211,504,076
Consumer Staples	—	200,614,252	—	200,614,252
Energy	—	141,537,117	—	141,537,117
Financials	—	328,239,432	—	328,239,432
Health Care	—	163,924,746	—	163,924,746
Industrials	—	240,073,001	26,527	240,099,528
Information Technology	—	123,442,775	—	123,442,775
Materials	—	152,213,109	—	152,213,109
Real Estate	—	38,694,175	—	38,694,175
Telecommunication Services	—	70,524,442	—	70,524,442
Utilities	—	60,002,560	—	60,002,560

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$9,708	$—		$—	$9,708
Rights
Financials	—	—	(a)	—	— (a)
Short-Term Investments
Repurchase Agreements	—	11,878,217		—	11,878,217

Total Assets	$9,708	$1,744,259,344		$62,156	$1,744,331,208

Liabilities:
Futures	$(208,941)	$—		$—	$(208,941)

Total Liabilities	$(208,941)	$—		$—	$(208,941)

Total	$(199,233)	$1,744,259,344		$62,156	$1,744,122,267

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$9,708	*

Total		$9,708

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(208,941	)*

Total		$(208,941)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$227,475	$227,475

Total	$227,475	$227,475

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(106,224)	$(106,224)

Total	$(106,224)	$(106,224)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $17,094,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,509,564
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,667,469

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,984,390
Aggregate gross unrealized depreciation	(214,173,603)

Net unrealized appreciation	$225,810,787

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,518,311,480

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,490,115,363)	$1,732,443,283
Repurchase Agreements (Cost $11,878,217)	11,878,217
Cash	13,723,897
Foreign cash (Cost $2,990,389)	2,981,492
Cash held as collateral at broker	2,440,000
Dividends, interest and other receivables	7,711,442
Receivable for securities sold	3,488,039
Receivable from Separate Accounts for Portfolio shares sold	378,941
Due from broker for futures variation margin	116,302
Securities lending income receivable	85,023
Other assets	20,103

Total assets	1,775,266,739

LIABILITIES
Payable for return of collateral on securities loaned	11,878,217
Payable for securities purchased	1,387,940
Payable to Separate Accounts for Portfolio shares redeemed	789,265
Investment management fees payable	587,655
Distribution fees payable – Class IB	184,129
Administrative fees payable	143,556
Distribution fees payable – Class IA	137,303
Trustees’ fees payable	2,049
Accrued expenses	189,613

Total liabilities	15,299,727

NET ASSETS	$1,759,967,012

Net assets were comprised of:
Paid in capital	$1,518,034,955
Accumulated undistributed net investment income (loss)	20,563,701
Accumulated undistributed net realized gain (loss)	(20,789,368)
Net unrealized appreciation (depreciation)	242,157,724

Net assets	$1,759,967,012

Class IA
Net asset value, offering and redemption price per share, $658,189,674 / 67,056,939 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.82

Class IB
Net asset value, offering and redemption price per share, $881,970,133 / 91,284,148 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

Class K
Net asset value, offering and redemption price per share, $219,807,205 / 22,372,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.83

(x)	Includes value of securities on loan of $12,599,761.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,583,837 foreign withholding tax)	$36,952,981
Interest	93,549
Securities lending (net)	437,773

Total income	37,484,303

EXPENSES
Investment management fees	3,637,975
Distribution fees – Class IB	1,137,651
Administrative fees	887,810
Distribution fees – Class IA	850,298
Custodian fees	148,172
Printing and mailing expenses	67,963
Professional fees	60,087
Trustees’ fees	20,104
Miscellaneous	61,697

Total expenses	6,871,757

NET INVESTMENT INCOME (LOSS)	30,612,546

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,773,068
Futures contracts	227,475
Foreign currency transactions	(245,158)

Net realized gain (loss)	7,755,385

Change in unrealized appreciation (depreciation) on:
Investments in securities	(80,408,324)
Futures contracts	(106,224)
Foreign currency translations	(198,314)

Net change in unrealized appreciation (depreciation)	(80,712,862)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(72,957,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,344,931)

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,612,546	$42,411,151
Net realized gain (loss)	7,755,385	8,815,760
Net change in unrealized appreciation (depreciation)	(80,712,862)	316,555,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,344,931)	367,782,591

DIVIDENDS:
Dividends from net investment income
Class IA	—	(17,318,830)
Class IB	—	(23,231,384)
Class K	—	(6,420,307)

TOTAL DIVIDENDS	—	(46,970,521)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,156,632 and 4,689,796 shares, respectively ]	11,726,159	42,255,402
Capital shares issued in reinvestment of dividends [ 0 and 1,746,680 shares, respectively ]	—	17,318,830
Capital shares repurchased [ (2,928,531) and (7,475,952) shares, respectively ]	(29,565,013)	(70,563,161)

Total Class IA transactions	(17,838,854)	(10,988,929)

Class IB
Capital shares sold [ 3,390,767 and 7,586,917 shares, respectively ]	33,722,894	70,390,737
Capital shares issued in reinvestment of dividends [ 0 and 2,380,224 shares, respectively ]	—	23,231,384
Capital shares repurchased [ (5,481,501) and (10,479,960) shares, respectively ]	(54,296,610)	(97,368,117)

Total Class IB transactions	(20,573,716)	(3,745,996)

Class K
Capital shares sold [ 657,369 and 1,297,655 shares, respectively ]	6,618,575	12,047,395
Capital shares issued in reinvestment of dividends [ 0 and 647,757 shares, respectively ]	—	6,420,307
Capital shares repurchased [ (1,968,417) and (7,805,035) shares, respectively ]	(19,775,106)	(76,076,437)

Total Class K transactions	(13,156,531)	(57,608,735)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,569,101)	(72,343,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,914,032)	248,468,410
NET ASSETS:
Beginning of period	1,853,881,044	1,605,412,634

End of period (a)	$1,759,967,012	$1,853,881,044

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,563,701	$(10,048,845)

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.05	$8.37	$8.42	$8.82	$9.79	$8.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.22	0.22	0.22	0.30	0.20	##
Net realized and unrealized gain (loss)	(0.40)	1.72	(0.04)	(0.40)	(0.97)	1.56

Total from investment operations	(0.23)	1.94	0.18	(0.18)	(0.67)	1.76

Less distributions:
Dividends from net investment income	—	(0.26)	(0.23)	(0.22)	(0.30)	(0.21)

Net asset value, end of period	$9.82	$10.05	$8.37	$8.42	$8.82	$9.79

Total return (b)	(2.29)%	23.16%	2.16%	(2.05)%	(6.90)%	21.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$658,190	$691,902	$584,652	$609,682	$655,835	$750,077
Ratio of expenses to average net assets (a)(f)	0.79%	0.79%	0.79%	0.78%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	3.34%	2.35%	2.63%	2.39%	3.05%	2.18	%(aa)
Portfolio turnover rate (z)^	3%	6%	8%	6%	8%	9%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.90	$8.24	$8.29	$8.69	$9.64	$8.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.22	0.21	0.21	0.29	0.19	##
Net realized and unrealized gain (loss)	(0.40)	1.70	(0.03)	(0.40)	(0.95)	1.54

Total from investment operations	(0.24)	1.92	0.18	(0.19)	(0.66)	1.73

Less distributions:
Dividends from net investment income	—	(0.26)	(0.23)	(0.21)	(0.29)	(0.20)

Net asset value, end of period	$9.66	$9.90	$8.24	$8.29	$8.69	$9.64

Total return (b)	(2.42)%	23.29%	2.15%	(2.12)%	(6.85)%	21.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$881,970	$923,965	$773,661	$815,348	$803,688	$879,975
Ratio of expenses to average net assets (a)(f)	0.79%	0.79%	0.79%	0.78%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	3.34%	2.34%	2.63%	2.38%	3.04%	2.15	%(bb)
Portfolio turnover rate (z)^	3%	6%	8%	6%	8%	9%

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.05	$8.36	$8.41	$8.82	$9.79	$8.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.25	0.24	0.25	0.32	0.22	##
Net realized and unrealized gain (loss)	(0.40)	1.72	(0.04)	(0.42)	(0.97)	1.56

Total from investment operations	(0.22)	1.97	0.20	(0.17)	(0.65)	1.78

Less distributions:
Dividends from net investment income	—	(0.28)	(0.25)	(0.24)	(0.32)	(0.23)

Net asset value, end of period	$9.83	$10.05	$8.36	$8.41	$8.82	$9.79

Total return (b)	(2.19)%	23.59%	2.42%	(1.91)%	(6.65)%	21.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$219,807	$238,014	$247,099	$246,719	$157,184	$142,652
Ratio of expenses to average net assets (a)(f)	0.54%	0.54%	0.54%	0.53%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets (a)(f)	3.57%	2.67%	2.88%	2.71%	3.29%	2.43	%(cc)
Portfolio turnover rate (z)^	3%	6%	8%	6%	8%	9%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.16, $0.15 and $0.18 for Class IA, Class IB and K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.75% for income.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.72% for income.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 2.00% for income.

See Notes to Financial Statements.

1053

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	30.4%
Energy	19.2
Health Care	14.6
Information Technology	10.3
Industrials	7.0
Consumer Discretionary	5.8
Consumer Staples	4.0
Investment Company	2.9
Materials	1.9
Telecommunication Services	0.7
Closed End Fund	0.5
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$998.38	$4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	998.38	4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	999.46	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1054

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.8%)
Automobiles (1.9%)
General Motors Co.	112,942	$4,449,915

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	61,105	3,501,927

Media (1.4%)
CBS Corp. (Non-Voting), Class B	19,713	1,108,265
Charter Communications, Inc., Class A*	2,976	872,593
Comcast Corp., Class A	36,977	1,213,215

		3,194,073

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	17,690	2,400,533

Total Consumer Discretionary		13,546,448

Consumer Staples (4.0%)
Food Products (1.9%)
Archer-Daniels-Midland Co.	40,873	1,873,210
Danone SA (London Stock Exchange)	12,151	893,398
Danone SA (Turquoise Stock Exchange)	23,392	1,717,431

		4,484,039

Household Products (2.1%)
Kimberly-Clark Corp.	26,930	2,836,806
Reckitt Benckiser Group plc	23,701	1,951,522

		4,788,328

Total Consumer Staples		9,272,367

Energy (19.2%)
Energy Equipment & Services (0.9%)
Halliburton Co.	45,282	2,040,407

Oil, Gas & Consumable Fuels (18.3%)
Anadarko Petroleum Corp.	19,893	1,457,162
BP plc (ADR)	102,998	4,702,889
Canadian Natural Resources Ltd.	74,045	2,672,525
Chevron Corp.	36,489	4,613,304
Devon Energy Corp.	101,579	4,465,413
Hess Corp.	54,384	3,637,746
Marathon Oil Corp.	241,402	5,035,646
Noble Energy, Inc.	48,358	1,706,070
Occidental Petroleum Corp.	28,374	2,374,336
QEP Resources, Inc.*	73,937	906,468
Royal Dutch Shell plc (ADR), Class A	78,382	5,426,386
Suncor Energy, Inc.	143,355	5,831,681

		42,829,626

Total Energy		44,870,033

Financials (30.4%)
Banks (19.4%)
Bank of America Corp.	372,394	10,497,787
Citigroup, Inc.	178,748	11,961,816
Citizens Financial Group, Inc.	74,819	2,910,459

Fifth Third Bancorp	129,331	3,711,800
JPMorgan Chase & Co.	78,070	8,134,894
KeyCorp	46,438	907,398
PNC Financial Services Group, Inc. (The)	25,471	3,441,132
Wells Fargo & Co.	67,088	3,719,359

		45,284,645

Capital Markets (5.5%)
Bank of New York Mellon Corp. (The)	61,623	3,323,328
Goldman Sachs Group, Inc. (The)	11,009	2,428,255
Morgan Stanley	89,993	4,265,668
State Street Corp.	30,138	2,805,547

		12,822,798

Consumer Finance (0.8%)
Ally Financial, Inc.	72,959	1,916,633

Insurance (4.7%)
Aflac, Inc.	29,460	1,267,369
Allstate Corp. (The)	24,790	2,262,584
American International Group, Inc.	79,301	4,204,539
MetLife, Inc.	77,257	3,368,405

		11,102,897

Total Financials		71,126,973

Health Care (14.6%)
Biotechnology (2.7%)
Biogen, Inc.*	6,932	2,011,944
Gilead Sciences, Inc.	21,706	1,537,653
Shire plc	50,925	2,866,432

		6,416,029

Health Care Equipment & Supplies (0.8%)
Medtronic plc	23,122	1,979,475

Health Care Providers & Services (3.7%)
Anthem, Inc.	15,228	3,624,721
Cardinal Health, Inc.	35,133	1,715,544
CVS Health Corp.	22,540	1,450,449
McKesson Corp.	13,379	1,784,759

		8,575,473

Pharmaceuticals (7.4%)
Allergan plc	21,456	3,577,144
Merck & Co., Inc.	39,188	2,378,712
Mylan NV*	63,638	2,299,877
Novartis AG (ADR)	23,690	1,789,543
Pfizer, Inc.	117,742	4,271,680
Sanofi (ADR)	72,258	2,891,042

		17,207,998

Total Health Care		34,178,975

Industrials (7.0%)
Aerospace & Defense (1.8%)
Arconic, Inc.	99,589	1,694,009
Textron, Inc.	40,582	2,674,759

		4,368,768

See Notes to Financial Statements.

1055

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (1.6%)
Johnson Controls International plc	114,053	$3,815,073

Electrical Equipment (2.0%)
Eaton Corp. plc	43,646	3,262,102
Emerson Electric Co.	19,969	1,380,657

		4,642,759

Industrial Conglomerates (0.5%)
General Electric Co.	81,646	1,111,202

Machinery (1.1%)
Caterpillar, Inc.	9,282	1,259,289
Ingersoll-Rand plc	14,649	1,314,455

		2,573,744

Total Industrials		16,511,546

Information Technology (10.3%)
Communications Equipment (2.7%)
Cisco Systems, Inc.	148,555	6,392,322

Internet Software & Services (1.0%)
eBay, Inc.*	61,722	2,238,040

IT Services (0.9%)
Cognizant Technology Solutions Corp., Class A	27,045	2,136,284

Semiconductors & Semiconductor Equipment (3.5%)
Intel Corp.	82,241	4,088,200
QUALCOMM, Inc.	71,665	4,021,840

		8,110,040

Software (1.4%)
Microsoft Corp.	33,997	3,352,444

Technology Hardware, Storage & Peripherals (0.8%)
NetApp, Inc.	22,888	1,797,395

Total Information Technology		24,026,525

Materials (1.9%)
Chemicals (0.9%)
CF Industries Holdings, Inc.	48,847	2,168,807

Containers & Packaging (1.0%)
International Paper Co.	46,483	2,420,834

Total Materials		4,589,641

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
Vodafone Group plc	666,667	1,617,310

Total Telecommunication Services		1,617,310

Total Common Stocks (93.9%) (Cost $166,162,868)		219,739,818

CLOSED END FUND:
Altaba, Inc.*	15,182	1,111,474
Total Closed End Fund (0.5%) (Cost $253,386)		1,111,474

SHORT-TERM INVESTMENT:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	6,863,025	6,864,398

Total Short-Term Investment (2.9%) (Cost $6,864,093)		6,864,398

Total Investments in Securities (97.3%) (Cost $173,280,347)		227,715,690
Other Assets Less Liabilities (2.7%)		6,336,623

Net Assets (100%)		$234,052,313

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	44,519	USD	58,593	Barclays Bank plc	7/27/2018	227
GBP	23,329	USD	30,585	Goldman Sachs	7/27/2018	239
GBP	43,795	USD	57,636	JPMorgan Chase Bank	7/27/2018	226
USD	443,882	CHF	437,223	Barclays Bank plc	7/27/2018	1,463
USD	448,414	CHF	441,593	JPMorgan Chase Bank	7/27/2018	1,575
USD	1,384,577	EUR	1,181,427	CIBC World Markets, Inc.	7/27/2018	2,443
USD	1,384,283	EUR	1,181,427	Goldman Sachs	7/27/2018	2,150
USD	1,384,620	EUR	1,181,427	JPMorgan Chase Bank	7/27/2018	2,486
USD	1,384,739	EUR	1,181,427	Royal Bank of Canada	7/27/2018	2,605
USD	1,448,194	GBP	1,089,687	Barclays Bank plc	7/27/2018	8,473
USD	1,448,162	GBP	1,089,687	Goldman Sachs	7/27/2018	8,441

See Notes to Financial Statements.

1056

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,448,216	GBP	1,089,687	JPMorgan Chase Bank	7/27/2018	8,495
USD	1,448,276	GBP	1,089,701	Royal Bank of Canada	7/27/2018	8,536

Total unrealized appreciation						47,359

GBP	56,050	USD	74,344	Barclays Bank plc	7/27/2018	(290)
USD	1,368,067	CAD	1,820,542	CIBC World Markets, Inc.	7/27/2018	(17,345)
USD	1,368,181	CAD	1,820,542	Goldman Sachs	7/27/2018	(17,232)
USD	1,367,949	CAD	1,820,537	Royal Bank of Canada	7/27/2018	(17,460)

Total unrealized depreciation						(52,327)

Net unrealized depreciation						(4,968)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$1,111,474	$—	$—	$1,111,474
Common Stocks
Consumer Discretionary	13,546,448	—	—	13,546,448
Consumer Staples	4,710,016	4,562,351	—	9,272,367
Energy	44,870,033	—	—	44,870,033
Financials	71,126,973	—	—	71,126,973
Health Care	31,312,543	2,866,432	—	34,178,975
Industrials	16,511,546	—	—	16,511,546
Information Technology	24,026,525	—	—	24,026,525
Materials	4,589,641	—	—	4,589,641
Telecommunication Services	—	1,617,310	—	1,617,310
Forward Currency Contracts	—	47,359	—	47,359
Short-Term Investment
Investment Company	6,864,398	—	—	6,864,398

Total Assets	$218,669,597	$9,093,452	$—	$227,763,049

Liabilities:
Forward Currency Contracts	$—	$(52,327)	$—	$(52,327)

Total Liabilities	$—	$(52,327)	$—	$(52,327)

Total	$218,669,597	$9,041,125	$—	$227,710,722

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

1057

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$47,359

Total		$47,359

	Liability Derivatives
Foreign exchange contracts	Payables	(52,327)

Total		$(52,327)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Currency Contracts	Total
Foreign exchange contracts	$(94,822)	$(94,822)

Total	$(94,822)	$(94,822)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Currency Contracts	Total
Foreign exchange contracts	$367,851	$367,851

Total	$367,851	$367,851

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $20,512,000 during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$10,163	$(290)	$—	$9,873
CIBC World Markets, Inc.	2,443	(2,443)	—	—
Goldman Sachs International	10,830	(10,830)	—	—
JPMorgan Chase Bank	12,782	—	—	12,782
Royal Bank of Canada	11,141	(11,141)	—	—

Total	$47,359	$(24,704)	$—	$22,655

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$290	$(290)	$—	$—
CIBC World Markets, Inc.	17,345	(2,443)	—	14,902
Goldman Sachs International	17,232	(10,830)	—	6,402
Royal Bank of Canada	17,460	(11,141)	—	6,319

Total	$52,327	$(24,704)	$—	$27,623

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,226,093
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,605,123

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,855,530
Aggregate gross unrealized depreciation	(7,134,057)

Net unrealized appreciation	$53,721,473

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,989,249

For the six months ended June 30, 2018, the Portfolio incurred approximately $510 as brokerage commissions with Invesco Capital Markets, Inc. and $3,321 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $173,280,347)	$227,715,690
Cash	6,533,768
Foreign cash (Cost $469)	459
Receivable for securities sold	551,301
Dividends, interest and other receivables	279,590
Receivable from Separate Accounts for Portfolio shares sold	71,743
Unrealized appreciation on forward foreign currency contracts	47,359
Other assets	2,550

Total assets	235,202,460

LIABILITIES
Payable for securities purchased	445,854
Payable to Separate Accounts for Portfolio shares redeemed	338,940
Investment management fees payable	120,056
Unrealized depreciation on forward foreign currency contracts	52,327
Distribution fees payable – Class IB	32,494
Administrative fees payable	19,113
Distribution fees payable – Class IA	10,498
Accrued expenses	130,865

Total liabilities	1,150,147

NET ASSETS	$234,052,313

Net assets were comprised of:
Paid in capital	$171,821,951
Accumulated undistributed net investment income (loss)	1,558,880
Accumulated undistributed net realized gain (loss)	6,242,875
Net unrealized appreciation (depreciation)	54,428,607

Net assets	$234,052,313

Class IA
Net asset value, offering and redemption price per share, $50,316,968 / 2,720,467 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.50

Class IB
Net asset value, offering and redemption price per share, $155,477,546 / 8,399,994 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.51

Class K
Net asset value, offering and redemption price per share, $28,257,799 / 1,529,162 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $29,826 foreign withholding tax)	$2,787,380
Interest	34,197

Total income	2,821,577

EXPENSES
Investment management fees	761,030
Distribution fees – Class IB	196,380
Administrative fees	114,291
Distribution fees – Class IA	60,314
Professional fees	29,789
Custodian fees	18,348
Printing and mailing expenses	8,745
Trustees’ fees	2,574
Miscellaneous	1,970

Gross expenses	1,193,441
Less: Waiver from investment manager	(58,641)

Net expenses	1,134,800

NET INVESTMENT INCOME (LOSS)	1,686,777

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,530,301
Net distributions of realized gain received from underlying funds	(492)
Forward foreign currency contracts	(94,822)
Foreign currency transactions	(79,665)

Net realized gain (loss)	7,355,322

Change in unrealized appreciation (depreciation) on:
Investments in securities	(9,676,322)
Forward foreign currency contracts	367,851
Foreign currency translations	(2,462)

Net change in unrealized appreciation (depreciation)	(9,310,933)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,955,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(268,834)

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,686,777	$2,851,743
Net realized gain (loss)	7,355,322	5,650,803
Net change in unrealized appreciation (depreciation)	(9,310,933)	28,592,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(268,834)	37,095,340

DIVIDENDS:
Dividends from net investment income
Class IA	—	(349,035)
Class IB	—	(1,156,548)
Class K	—	(286,506)

TOTAL DIVIDENDS	—	(1,792,089)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 438,299 and 472,643 shares, respectively ]	8,166,076	7,826,722
Capital shares issued in reinvestment of dividends [ 0 and 19,401 shares, respectively ]	—	349,035
Capital shares repurchased [ (219,985) and (530,271) shares, respectively ]	(4,088,205)	(9,026,402)

Total Class IA transactions	4,077,871	(850,645)

Class IB
Capital shares sold [ 261,023 and 473,164 shares, respectively ]	4,860,672	7,917,206
Capital shares issued in reinvestment of dividends [ 0 and 64,248 shares, respectively ]	—	1,156,548
Capital shares repurchased [ (438,141) and (1,114,217) shares, respectively ]	(8,213,196)	(18,622,705)

Total Class IB transactions	(3,352,524)	(9,548,951)

Class K
Capital shares sold [ 47,610 and 149,287 shares, respectively ]	888,713	2,438,635
Capital shares issued in reinvestment of dividends [ 0 and 15,933 shares, respectively ]	—	286,506
Capital shares repurchased [ (129,798) and (495,132) shares, respectively ]	(2,455,475)	(8,233,329)

Total Class K transactions	(1,566,762)	(5,508,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(841,415)	(15,907,784)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,110,249)	19,395,467
NET ASSETS:
Beginning of period	235,162,562	215,767,095

End of period (a)	$234,052,313	$235,162,562

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,558,880	$(127,897)

See Notes to Financial Statements.

1061

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015		2014	2013
Net asset value, beginning of period	$18.53	$15.82		$13.79		$15.05		$14.01	$10.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.21		0.27	##	0.18		0.17	0.14
Net realized and unrealized gain (loss)	(0.16)	2.64		2.13		(1.12)		1.08	3.63

Total from investment operations	(0.03)	2.85		2.40		(0.94)		1.25	3.77

Less distributions:
Dividends from net investment income	—	(0.14)		(0.37)		(0.32)		(0.21)	(0.54)

Net asset value, end of period	$18.50	$18.53		$15.82		$13.79		$15.05	$14.01

Total return (b)	(0.16)%	18.01	%(gg)	17.37%		(6.19	)%(aa)	8.92%	35.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,317	$46,356		$40,192		$39,420		$42,002	$10,933
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.00%		1.00%		1.02%**	1.00%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%		1.00%		1.00%		1.02%**	1.00%
Before waivers and fees paid indirectly (a)(f)	1.05%	1.06%		1.07%		1.07%		1.09%**	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.42%	1.27%		1.93	%(dd)	1.25%		1.14%	1.08%
After waivers and fees paid indirectly (a)(f)	1.42%	1.27%		1.93	%(dd)	1.25%		1.14%	1.09%
Before waivers and fees paid indirectly (a)(f)	1.37%	1.21%		1.86	%(dd)	1.18%		1.06%	0.98%
Portfolio turnover rate (z)^	10%	14%		18%		17%		16%	15%

See Notes to Financial Statements.

1062

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015		2014	2013
Net asset value, beginning of period	$18.54	$15.83		$13.80		$15.06		$14.02	$10.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.21		0.27	##	0.18		0.17	0.14
Net realized and unrealized gain (loss)	(0.16)	2.64		2.13		(1.12)		1.08	3.63

Total from investment operations	(0.03)	2.85		2.40		(0.94)		1.25	3.77

Less distributions:
Dividends from net investment income	—	(0.14)		(0.37)		(0.32)		(0.21)	(0.54)

Net asset value, end of period	$18.51	$18.54		$15.83		$13.80		$15.06	$14.02

Total return (b)	(0.16)%	18.00	%(hh)	17.36%		(6.18	)%(bb)	8.92%	35.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155,478	$159,018		$144,933		$136,196		$153,654	$53,095
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.00%		1.00%		1.02%**	1.00%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%		1.00%		1.00%		1.02%**	1.00%
Before waivers and fees paid indirectly (a)(f)	1.05%	1.06%		1.07%		1.07%		1.08%**	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.41%	1.27%		1.93	%(ee)	1.24%		1.15%	1.10%
After waivers and fees paid indirectly (a)(f)	1.41%	1.27%		1.93	%(ee)	1.24%		1.15%	1.10%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.21%		1.85	%(ee)	1.17%		1.09%	1.04%
Portfolio turnover rate (z)^	10%	14%		18%		17%		16%	15%

See Notes to Financial Statements.

1063

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,							October 29, 2013* to December 31, 2013
		2017		2016		2015		2014
Net asset value, beginning of period	$18.49	$15.78		$13.76		$15.02		$13.98	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.25		0.31	##	0.22		0.21	0.04
Net realized and unrealized gain (loss)	(0.16)	2.64		2.12		(1.12)		1.08	0.80

Total from investment operations	(0.01)	2.89		2.43		(0.90)		1.29	0.84

Less distributions:
Dividends from net investment income	—	(0.18)		(0.41)		(0.36)		(0.25)	(0.57)

Net asset value, end of period	$18.48	$18.49		$15.78		$13.76		$15.02	$13.98

Total return (b)	(0.05)%	18.33	%(ii)	17.63%		(5.96	)%(cc)	9.21%	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,258	$29,789		$30,642		$28,260		$34,851	$3,197
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%		0.75%		0.75%		0.77%**	0.75%
After waivers and fees paid indirectly (a)(f)	0.75%	0.75%		0.75%		0.75%		0.77%**	0.75%
Before waivers and fees paid indirectly (a)(f)	0.80%	0.81%		0.82%		0.82%		0.83%**	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.52%		2.18	%(ff)	1.50%		1.40%	1.57%
After waivers and fees paid indirectly (a)(f)	1.65%	1.52%		2.18	%(ff)	1.50%		1.40%	1.57%
Before waivers and fees paid indirectly (a)(f)	1.60%	1.46%		2.11	%(ff)	1.43%		1.34%	1.39%
Portfolio turnover rate (z)^	10%	14%		18%		17%		16%	15%
*	Commencement of Operations.
**	Includes Shareholder, Audit and Legal Expenses relating to the merger of 0.02%.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.23, $0.23 and $0.27 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.16)%.
(dd)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.64% for income after waivers, 1.64% for income after waivers and fees paid indirectly and 1.57% before waivers and fees paid indirectly.

(ee)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.64% for income after waivers, 1.64% for income after waivers and fees paid indirectly and 1.56% before waivers and fees paid indirectly.

(ff)

Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.89% for income after waivers, 1.89% for income after waivers and fees paid indirectly and 1.82% before waivers and fees paid indirectly.

(gg)	Includes a litigation payment. Without this payment, the total return would have been 17.57%.
(hh)	Includes a litigation payment. Without this payment, the total return would have been 17.55%.
(ii)	Includes a litigation payment. Without this payment, the total return would have been 17.88%.

See Notes to Financial Statements.

1064

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	29.2%
Consumer Discretionary	15.1
Health Care	13.9
Energy	13.7
Industrials	9.7
Information Technology	7.2
Materials	5.7
U.S. Government Agency Security	4.5
Consumer Staples	2.5
Real Estate	1.2
Utilities	0.8
Cash and Other	(3.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$961.70	$4.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	4.88
Class IB
Actual	1,000.00	961.79	4.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	4.88
Class K
Actual	1,000.00	962.72	3.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.20	3.63

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1065

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (1.0%)
Adient plc	44,300	$2,179,117
American Axle & Manufacturing Holdings, Inc.*	293,700	4,569,972

		6,749,089

Automobiles (4.0%)
Ford Motor Co.	999,100	11,060,037
General Motors Co.	395,930	15,599,642

		26,659,679

Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment Corp.*	403,400	4,316,380

Household Durables (4.1%)
Lennar Corp., Class A	394,052	20,687,730
Mohawk Industries, Inc.*	15,600	3,342,612
Taylor Morrison Home Corp., Class A*	137,200	2,851,016

		26,881,358

Internet & Direct Marketing Retail (0.7%)
Expedia Group, Inc.	36,600	4,398,954

Media (4.3%)
Altice USA, Inc., Class A	138,900	2,369,634
Charter Communications, Inc., Class A*	36,800	10,790,128
Comcast Corp., Class A	322,500	10,581,225
DISH Network Corp., Class A*	55,500	1,865,355
Walt Disney Co. (The)	26,600	2,787,946

		28,394,288

Specialty Retail (0.4%)
AutoZone, Inc.*	4,000	2,683,720

Total Consumer Discretionary		100,083,468

Consumer Staples (2.5%)
Food & Staples Retailing (1.2%)
Walgreens Boots Alliance, Inc.	139,800	8,390,097

Tobacco (1.3%)
Philip Morris International, Inc.	104,300	8,421,182

Total Consumer Staples		16,811,279

Energy (13.7%)
Oil, Gas & Consumable Fuels (13.7%)
Chevron Corp.	86,000	10,872,980
Concho Resources, Inc.*	71,200	9,850,520
Diamondback Energy, Inc.	105,700	13,906,949
EOG Resources, Inc.	88,500	11,012,055
EQT Corp.	140,900	7,774,862
Marathon Petroleum Corp.	44,600	3,129,136
Occidental Petroleum Corp.	181,900	15,221,392
Parsley Energy, Inc., Class A*	138,500	4,193,780
Pioneer Natural Resources Co.	78,100	14,779,644

Total Energy		90,741,318

Financials (29.2%)
Banks (14.5%)
Bank of America Corp.	931,400	26,256,166
Citigroup, Inc.	287,155	19,216,412
Huntington Bancshares, Inc.	315,500	4,656,780
IBERIABANK Corp.	33,000	2,501,400
ING Groep NV (ADR)	299,100	4,283,112
KeyCorp	726,600	14,197,764
Signature Bank*	32,200	4,117,736
SunTrust Banks, Inc.	68,700	4,535,574
Wells Fargo & Co.	296,923	16,461,411

		96,226,355

Capital Markets (5.0%)
Ameriprise Financial, Inc.	11,900	1,664,572
Bank of New York Mellon Corp. (The)	85,900	4,632,587
Goldman Sachs Group, Inc. (The)	10,900	2,404,213
Morgan Stanley	284,700	13,494,780
State Street Corp.	121,300	11,291,817

		33,487,969

Consumer Finance (1.0%)
Capital One Financial Corp.	70,800	6,506,520

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	29,200	5,450,180
Voya Financial, Inc.	62,400	2,932,800

		8,382,980

Insurance (7.4%)
American International Group, Inc.	173,000	9,172,460
Athene Holding Ltd., Class A*	209,700	9,193,248
Hartford Financial Services Group, Inc. (The)	83,700	4,279,581
Lincoln National Corp.	140,700	8,758,575
MetLife, Inc.	118,758	5,177,849
Principal Financial Group, Inc.	77,500	4,103,625
Prudential Financial, Inc.	86,600	8,097,966

		48,783,304

Total Financials		193,387,128

Health Care (13.9%)
Biotechnology (1.1%)
Biogen, Inc.*	11,300	3,279,712
Gilead Sciences, Inc.	52,900	3,747,436

		7,027,148

Health Care Equipment & Supplies (1.7%)
Zimmer Biomet Holdings, Inc.	101,800	11,344,592

Health Care Providers & Services (6.3%)
AmerisourceBergen Corp.	130,200	11,102,154
Cigna Corp.	124,700	21,192,765
CVS Health Corp.	143,500	9,234,225

		41,529,144

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.8%)
Allergan plc	28,300	$4,718,176
Johnson & Johnson	55,100	6,685,834
Merck & Co., Inc.	142,100	8,625,470
Pfizer, Inc.	324,000	11,754,720

		31,784,200

Total Health Care		91,685,084

Industrials (9.7%)
Aerospace & Defense (0.5%)
General Dynamics Corp.	16,200	3,019,842

Airlines (3.2%)
Delta Air Lines, Inc.	.235,800	11,681,532
Southwest Airlines Co.	130,700	6,650,016
United Continental Holdings, Inc.*	37,800	2,635,794

		20,967,342

Electrical Equipment (1.7%)
Eaton Corp. plc	154,900	11,577,226

Machinery (4.3%)
Ingersoll-Rand plc	99,000	8,883,270
PACCAR, Inc.	129,200	8,005,232
Snap-on, Inc.	23,600	3,792,992
Stanley Black & Decker, Inc.	60,300	8,008,443

		28,689,937

Total Industrials		64,254,347

Information Technology (7.2%)
Internet Software & Services (0.4%)
Alphabet, Inc., Class A*	2,200	2,484,218

Semiconductors & Semiconductor Equipment (4.7%)
Analog Devices, Inc.	77,100	7,395,432
Broadcom, Inc.	57,400	13,927,536
Microchip Technology, Inc.	76,700	6,975,865
Teradyne, Inc.	55,100	2,097,657
Universal Display Corp.	12,300	1,057,800

		31,454,290

Software (2.1%)
Microsoft Corp.	26,700	2,632,887
Oracle Corp.	251,500	11,081,090

		13,713,977

Total Information Technology		47,652,485

Materials (5.7%)
Chemicals (4.2%)
Celanese Corp.	60,200	6,685,812
DowDuPont, Inc.	117,592	7,751,665
Eastman Chemical Co.	112,200	11,215,512
Mosaic Co. (The)	59,500	1,668,975

		27,321,964

Containers & Packaging (0.5%)
Crown Holdings, Inc.*	75,600	3,383,856

Metals & Mining (1.0%)
AK Steel Holding Corp.*	803,200	3,485,888
United States Steel Corp.	92,000	3,197,000

		6,682,888

Total Materials		37,388,708

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Brixmor Property Group, Inc. (REIT)	129,300	2,253,699
Iron Mountain, Inc. (REIT)	56,300	1,971,063
Ventas, Inc. (REIT)	41,100	2,340,645
Vornado Realty Trust (REIT)	19,500	1,441,440

Total Real Estate		8,006,847

Utilities (0.8%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	37,500	2,596,875
Xcel Energy, Inc.	56,600	2,585,488

Total Utilities		5,182,363

Total Common Stocks (99.0%) (Cost $624,306,649)		655,193,027

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (4.5%)
FFCB
3.65%, 7/2/18 (o)(p)	$29,642,000	29,635,986

Total Short-Term Investment (4.5%) (Cost $29,640,600)		29,635,986

Total Investments in Securities (103.5%) (Cost $653,947,249)		684,829,013
Other Assets Less Liabilities (-3.5%)		(23,325,201)

Net Assets (100%)		$661,503,812

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FFCB	— Federal Farm Credit Bank

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$100,083,468	$—	$—	$100,083,468
Consumer Staples	16,811,279	—	—	16,811,279
Energy	90,741,318	—	—	90,741,318
Financials	193,387,128	—	—	193,387,128
Health Care	91,685,084	—	—	91,685,084
Industrials	64,254,347	—	—	64,254,347
Information Technology	47,652,485	—	—	47,652,485
Materials	37,388,708	—	—	37,388,708
Real Estate	8,006,847	—	—	8,006,847
Utilities	5,182,363	—	—	5,182,363
Short-Term Investment
U.S. Government Agency Security	—	29,635,986	—	29,635,986

Total Assets	$655,193,027	$29,635,986	$—	$684,829,013

Total Liabilities	$—	$—	$—	$—

Total	$655,193,027	$29,635,986	$—	$684,829,013

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$529,777,957
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$514,243,987

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,063,702
Aggregate gross unrealized depreciation	(28,925,703)

Net unrealized appreciation	$29,137,999

Federal income tax cost of investments in securities and derivative instruments, if applicable	$655,691,014

See Notes to Financial Statements.

1068

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $653,947,249)	$684,829,013
Cash	511
Receivable for securities sold	2,237,883
Dividends, interest and other receivables	618,774
Receivable from Separate Accounts for Portfolio shares sold	246,036
Other assets	7,343

Total assets	687,939,560

LIABILITIES
Payable for securities purchased	25,284,249
Payable to Separate Accounts for Portfolio shares redeemed	642,385
Investment management fees payable	333,683
Administrative fees payable	54,342
Distribution fees payable – Class IB	47,154
Distribution fees payable – Class IA	3,741
Trustees’ fees payable	104
Accrued expenses	70,090

Total liabilities	26,435,748

NET ASSETS	$661,503,812

Net assets were comprised of:
Paid in capital	$571,158,391
Accumulated undistributed net investment income (loss)	3,960,260
Accumulated undistributed net realized gain (loss)	55,503,397
Net unrealized appreciation (depreciation)	30,881,764

Net assets	$661,503,812

Class IA
Net asset value, offering and redemption price per share, $18,155,870 / 964,302 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.83

Class IB
Net asset value, offering and redemption price per share, $225,655,156 / 11,953,390 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.88

Class K
Net asset value, offering and redemption price per share, $417,692,786 / 22,158,877 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,910 foreign withholding tax)	$6,596,826
Interest	78,529

Total income	6,675,355

EXPENSES
Investment management fees	2,015,771
Administrative fees	327,952
Distribution fees – Class IB	276,073
Professional fees	31,321
Printing and mailing expenses	25,033
Distribution fees – Class IA	21,814
Custodian fees	21,324
Trustees’ fees	7,375
Miscellaneous	5,624

Total expenses	2,732,287

NET INVESTMENT INCOME (LOSS)	3,943,068

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	43,017,692
Net change in unrealized appreciation (depreciation) on investments in securities	(72,132,898)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,115,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,172,138)

See Notes to Financial Statements.

1069

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,943,068	$6,201,552
Net realized gain (loss)	43,017,692	72,965,222
Net change in unrealized appreciation (depreciation)	(72,132,898)	24,346,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,172,138)	103,513,757

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(165,926)
Class IB	—	(1,606,048)
Class K	—	(4,439,069)

	—	(6,211,043)

Distributions from net realized capital gains
Class IA	—	(2,035,346)
Class IB	—	(19,611,668)
Class K	—	(42,038,771)

	—	(63,685,785)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(69,896,828)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 181,944 and 433,657 shares, respectively ]	3,521,675	8,461,747
Capital shares issued in reinvestment of dividends and distributions [ 0 and 115,257 shares, respectively ]	—	2,201,272
Capital shares repurchased [ (75,876) and (690,053) shares, respectively ]	(1,468,139)	(13,520,863)

Total Class IA transactions	2,053,536	(2,857,844)

Class IB
Capital shares sold [ 1,667,490 and 2,805,191 shares, respectively ]	32,434,162	55,420,410
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,108,049 shares, respectively ]	—	21,217,716
Capital shares repurchased [ (555,509) and (947,363) shares, respectively ]	(10,799,063)	(18,647,164)

Total Class IB transactions	21,635,099	57,990,962

Class K
Capital shares sold [ 830,252 and 253,423 shares, respectively ]	15,498,085	4,979,393
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,433,786 shares, respectively ]	—	46,477,840
Capital shares repurchased [ (1,516,432) and (1,930,022) shares, respectively ]	(29,478,228)	(38,131,323)

Total Class K transactions	(13,980,143)	13,325,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,708,492	68,459,028

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,463,646)	102,075,957
NET ASSETS:
Beginning of period	676,967,458	574,891,501

End of period (a)	$661,503,812	$676,967,458

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,960,260	$17,192

See Notes to Financial Statements.

1070

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
Class IA		2017		2016	2015		2014	2013
Net asset value, beginning of period	$19.58	$18.56		$15.41	$15.88		$14.02	$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17		0.18	0.17		0.15	0.12
Net realized and unrealized gain (loss)	(0.85)	3.05		3.14	(0.53)		1.87	3.64

Total from investment operations	(0.75)	3.22		3.32	(0.36)		2.02	3.76

Less distributions:
Dividends from net investment income	—	(0.17)		(0.17)	(0.11)		(0.16)	(0.26)
Distributions from net realized gains	—	(2.03)		—	—		—	—

Total dividends and distributions	—	(2.20)		(0.17)	(0.11)		(0.16)	(0.26)

Net asset value, end of period	$18.83	$19.58		$18.56	$15.41		$15.88	$14.02

Total return (b)	(3.83)%	17.70	%(dd)	21.51%	(2.26	)%(aa)	14.40%	35.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,156	$16,806		$18,548	$12,276		$11,930	$10,063
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.98%		0.99%	1.00%		1.00%	1.00%
Before waivers (a)(f)	0.97%	0.98%		0.99%	1.00%		1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.02%	0.84%		1.09%	1.10%		1.04%	0.99%
Before waivers (a)(f)	1.02%	0.84%		1.09%	1.10%		1.03%	0.97%
Portfolio turnover rate (z)^	78%	120%		188%	174%		180%	136%

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
Class IB		2017		2016	2015		2014	2013
Net asset value, beginning of period	$19.63	$18.60		$15.44	$15.92		$14.06	$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17		0.18	0.17		0.15	0.11
Net realized and unrealized gain (loss)	(0.85)	3.06		3.15	(0.54)		1.87	3.66

Total from investment operations	(0.75)	3.23		3.33	(0.37)		2.02	3.77

Less distributions:
Dividends from net investment income	—	(0.17)		(0.17)	(0.11)		(0.16)	(0.26)
Distributions from net realized gains	—	(2.03)		—	—		—	—

Total dividends and distributions	—	(2.20)		(0.17)	(0.11)		(0.16)	(0.26)

Net asset value, end of period	$18.88	$19.63		$18.60	$15.44		$15.92	$14.06

Total return (b)	(3.82)%	17.72	%(ee)	21.53%	(2.31	)%(bb)	14.36%	35.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225,655	$212,854		$146,512	$113,919		$111,309	$98,048
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.98%		0.99%	1.00%		1.00%	1.00%
Before waivers (a)(f)	0.97%	0.98%		0.99%	1.00%		1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.02%	0.84%		1.09%	1.10%		1.04%	0.90%
Before waivers (a)(f)	1.02%	0.84%		1.09%	1.10%		1.02%	0.89%
Portfolio turnover rate (z)^	78%	120%		188%	174%		180%	136%

See Notes to Financial Statements.

1071

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
Class K		2017		2016	2015		2014	2013
Net asset value, beginning of period	$19.58	$18.55		$15.40	$15.88		$14.02	$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.21		0.22	0.24		0.19	0.16
Net realized and unrealized gain (loss)	(0.85)	3.06		3.14	(0.57)		1.87	3.63

Total from investment operations	(0.73)	3.27		3.36	(0.33)		2.06	3.79

Less distributions:
Dividends from net investment income	—	(0.21)		(0.21)	(0.15)		(0.20)	(0.29)
Distributions from net realized gains	—	(2.03)		—	—		—	—

Total dividends and distributions	—	(2.24)		(0.21)	(0.15)		(0.20)	(0.29)

Net asset value, end of period	$18.85	$19.58		$18.55	$15.40		$15.88	$14.02

Total return (b)	(3.73)%	18.04	%(ff)	21.83%	(2.07	)%(cc)	14.69%	36.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$417,693	$447,308		$409,832	$243,311		$35,463	$32,237
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.73%		0.74%	0.75%		0.75%	0.75%
Before waivers (a)(f)	0.72%	0.73%		0.74%	0.75%		0.76%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%	1.08%		1.35%	1.56%		1.28%	1.25%
Before waivers (a)(f)	1.26%	1.08%		1.35%	1.56%		1.27%	1.22%
Portfolio turnover rate (z)^	78%	120%		188%	174%		180%	136%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.45)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.50)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.26)%.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 17.46%.
(ee)	Includes a litigation payment. Without this payment, the total return would have been 17.48%.
(ff)	Includes a litigation payment. Without this payment, the total return would have been 17.79%.

See Notes to Financial Statements.

1072

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	41.1%
Consumer Discretionary	17.8
Health Care	13.2
Industrials	11.7
Consumer Staples	5.7
Financials	4.4
Real Estate	2.1
Materials	1.8
Energy	1.0
Repurchase Agreements	1.0
Telecommunication Services	0.1
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,067.90	$3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,068.55	3.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61
Class K
Actual	1,000.00	1,069.27	2.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.36

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1073

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.8%)
Auto Components (0.2%)
Aptiv plc	25,800	$2,364,054
Gentex Corp.	20,872	480,473
Lear Corp.	800	148,648
Visteon Corp.*	2,100	271,404

		3,264,579

Automobiles (0.4%)
Tesla, Inc. (x)*	15,253	5,231,016
Thor Industries, Inc.	4,600	447,994

		5,679,010

Distributors (0.1%)
LKQ Corp.*	5,754	183,553
Pool Corp.	4,400	666,600

		850,153

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	5,400	553,608
Grand Canyon Education, Inc.*	5,300	591,533
H&R Block, Inc.	4,200	95,676
Service Corp. International	9,300	332,847
ServiceMaster Global Holdings, Inc.*	15,215	904,836

		2,478,500

Hotels, Restaurants & Leisure (2.0%)
Chipotle Mexican Grill, Inc.*	2,773	1,196,189
Choice Hotels International, Inc.	3,823	289,019
Darden Restaurants, Inc.	7,000	749,420
Domino’s Pizza, Inc.	4,800	1,354,416
Dunkin’ Brands Group, Inc. (x)	9,280	640,970
Extended Stay America, Inc.	12,700	274,447
Hilton Grand Vacations, Inc.*	10,840	376,148
Hilton Worldwide Holdings, Inc.	31,411	2,486,495
International Game Technology plc (x)	600	13,944
Las Vegas Sands Corp.	24,488	1,869,904
Marriott International, Inc., Class A	32,976	4,174,761
McDonald’s Corp.	17,213	2,697,105
MGM Resorts International	5,200	150,956
Six Flags Entertainment Corp. (x)	7,990	559,700
Starbucks Corp.	151,336	7,392,763
Vail Resorts, Inc.	4,500	1,233,855
Wendy’s Co. (The)	21,100	362,498
Wyndham Destinations, Inc.	11,000	486,970
Wyndham Hotels & Resorts, Inc.	11,000	647,130
Wynn Resorts Ltd.	11,600	1,941,144
Yum China Holdings, Inc.	3,464	133,225
Yum! Brands, Inc.	10,564	826,316

		29,857,375

Household Durables (0.3%)
DR Horton, Inc.	22,700	930,700
Lennar Corp., Class A	17,000	892,500
Lennar Corp., Class B	900	38,421
NVR, Inc.*	400	1,188,140
PulteGroup, Inc.	9,200	264,500
Tempur Sealy International, Inc. (x)*	5,200	249,860
Toll Brothers, Inc.	8,000	295,920

		3,860,041

Internet & Direct Marketing Retail (7.6%)
Amazon.com, Inc.*	45,899	78,019,121
Booking Holdings, Inc.*	5,469	11,086,155
Expedia Group, Inc.	13,535	1,626,772
Netflix, Inc.*	46,958	18,380,770
TripAdvisor, Inc.*	11,629	647,852
Wayfair, Inc., Class A (x)*	6,300	748,188

		110,508,858

Leisure Products (0.1%)
Brunswick Corp.	900	58,032
Hasbro, Inc.	10,049	927,623
Mattel, Inc. (x)	8,500	139,570
Polaris Industries, Inc.	6,700	818,606

		1,943,831

Media (1.6%)
AMC Networks, Inc., Class A*	4,975	309,445
Cable One, Inc.	500	366,645
CBS Corp. (Non-Voting), Class B	37,000	2,080,140
Charter Communications, Inc., Class A*	14,266	4,182,934
Interpublic Group of Cos., Inc. (The)	4,400	103,136
Lions Gate Entertainment Corp., Class A (x)	400	9,928
Lions Gate Entertainment Corp., Class B (x)	741	17,384
Live Nation Entertainment, Inc.*	15,500	752,835
Madison Square Garden Co. (The), Class A*	266	82,511
Omnicom Group, Inc.	16,734	1,276,302
Sirius XM Holdings, Inc. (x)	144,700	979,619
Walt Disney Co. (The)	120,200	12,598,161

		22,759,040

Multiline Retail (0.3%)
Dollar General Corp.	30,200	2,977,720
Dollar Tree, Inc.*	4,446	377,910
Nordstrom, Inc.	13,143	680,545

		4,036,175

Specialty Retail (3.8%)
Advance Auto Parts, Inc.	2,392	324,594
AutoZone, Inc.*	2,714	1,820,904
Best Buy Co., Inc.	6,900	514,602
Burlington Stores, Inc.*	7,500	1,128,975
CarMax, Inc.*	11,996	874,149

See Notes to Financial Statements.

1074

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Floor & Decor Holdings, Inc., Class A*	4,200	$207,186
Gap, Inc. (The)	1,500	48,585
Home Depot, Inc. (The)	129,882	25,339,979
L Brands, Inc.	4,888	180,269
Lowe’s Cos., Inc.	92,984	8,886,481
Michaels Cos., Inc. (The)*	1,888	36,193
O’Reilly Automotive, Inc.*	9,111	2,492,496
Ross Stores, Inc.	41,624	3,527,634
Tiffany & Co.	2,400	315,840
TJX Cos., Inc. (The)	70,646	6,724,086
Tractor Supply Co.	13,700	1,047,913
Ulta Beauty, Inc.*	6,500	1,517,490
Urban Outfitters, Inc.*	8,300	369,765
Williams-Sonoma, Inc. (x)	2,079	127,609

		55,484,750

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	5,200	563,628
Columbia Sportswear Co.	400	36,588
Hanesbrands, Inc. (x)	40,268	886,701
Lululemon Athletica, Inc.*	11,000	1,373,350
Michael Kors Holdings Ltd.*	8,600	572,760
NIKE, Inc., Class B	141,332	11,261,334
Skechers U.S.A., Inc., Class A*	7,000	210,070
Tapestry, Inc.	6,306	294,553
Under Armour, Inc., Class A (x)*	15,800	355,184
Under Armour, Inc., Class C*	16,137	340,168
VF Corp.	28,000	2,282,560

		18,176,896

Total Consumer Discretionary		258,899,208

Consumer Staples (5.7%)
Beverages (2.9%)
Brown-Forman Corp., Class A (x)	5,700	278,502
Brown-Forman Corp., Class B	31,790	1,558,028
Coca-Cola Co. (The)	334,362	14,665,117
Constellation Brands, Inc., Class A	17,700	3,873,999
Dr Pepper Snapple Group, Inc.	20,100	2,452,200
Monster Beverage Corp.*	45,758	2,621,933
PepsiCo, Inc.	141,516	15,406,847

		40,856,626

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	49,266	10,295,609
Sprouts Farmers Market, Inc.*	14,555	321,229
Sysco Corp.	53,536	3,655,973
US Foods Holding Corp.*	1,400	52,948

		14,325,759

Food Products (0.2%)
Campbell Soup Co. (x)	13,695	555,195
General Mills, Inc.	3,340	147,828
Hershey Co. (The)	14,369	1,337,180
Kellogg Co.	13,928	973,149
McCormick & Co., Inc. (Non-Voting)	788	91,479
Post Holdings, Inc.*	4,200	361,284

		3,466,115

Household Products (0.5%)
Church & Dwight Co., Inc.	23,236	1,235,226
Clorox Co. (The)	12,674	1,714,159
Colgate-Palmolive Co.	17,768	1,151,544
Energizer Holdings, Inc.	3,800	239,248
Kimberly-Clark Corp.	34,125	3,594,727

		7,934,904

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	24,474	3,492,196
Herbalife Nutrition Ltd.*	2,284	122,696
Nu Skin Enterprises, Inc., Class A	1,900	148,561

		3,763,453

Tobacco (0.8%)
Altria Group, Inc.	213,278	12,112,058

Total Consumer Staples		82,458,915

Energy (1.0%)
Energy Equipment & Services (0.3%)
Halliburton Co.	98,300	4,429,398
RPC, Inc. (x)	2,300	33,511

		4,462,909

Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp.	19,400	1,421,050
Antero Resources Corp.*	14,400	307,440
Apache Corp.	2,700	126,225
Cabot Oil & Gas Corp.	36,900	878,220
Cheniere Energy, Inc.*	16,300	1,062,597
Cimarex Energy Co.	1,300	132,262
Continental Resources, Inc.*	4,690	303,724
Diamondback Energy, Inc.	2,900	381,553
EOG Resources, Inc.	7,300	908,339
Kosmos Energy Ltd.*	5,100	42,177
Newfield Exploration Co.*	8,100	245,025
ONEOK, Inc.	19,011	1,327,538
Parsley Energy, Inc., Class A*	20,100	608,628
Pioneer Natural Resources Co.	10,500	1,987,021
RSP Permian, Inc.*	8,900	391,778

		10,123,577

Total Energy		14,586,486

Financials (4.4%)
Banks (0.2%)
Comerica, Inc.	1,100	100,012
East West Bancorp, Inc.	1,200	78,240
Pinnacle Financial Partners, Inc.	3,600	220,860
Signature Bank*	3,800	485,944
SVB Financial Group*	4,600	1,328,296
Synovus Financial Corp.	1,000	52,830
Texas Capital Bancshares, Inc.*	3,500	320,250
Western Alliance Bancorp*	6,600	373,626

		2,960,058

See Notes to Financial Statements.

1075

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (2.3%)
Ameriprise Financial, Inc.	2,600	$363,688
Cboe Global Markets, Inc.	11,630	1,210,334
Charles Schwab Corp. (The)	135,300	6,913,831
CME Group, Inc.	3,400	557,328
E*TRADE Financial Corp.*	6,700	409,772
Eaton Vance Corp.	12,960	676,382
Evercore, Inc., Class A	4,500	474,525
FactSet Research Systems, Inc.	4,269	845,689
Interactive Brokers Group, Inc., Class A	7,100	457,311
Intercontinental Exchange, Inc.	33,175	2,440,021
Lazard Ltd., Class A	11,924	583,203
LPL Financial Holdings, Inc.	9,910	649,501
MarketAxess Holdings, Inc.	4,100	811,226
Moody’s Corp.	18,802	3,206,869
Morningstar, Inc.	2,035	260,989
MSCI, Inc.	9,891	1,636,268
Northern Trust Corp.	6,500	668,785
Raymond James Financial, Inc.	4,300	384,205
S&P Global, Inc.	28,282	5,766,417
SEI Investments Co.	14,975	936,237
State Street Corp.	2,500	232,725
T. Rowe Price Group, Inc.	24,736	2,871,602
TD Ameritrade Holding Corp.	31,700	1,736,209
Virtu Financial, Inc., Class A	4,300	114,165

		34,207,282

Consumer Finance (0.6%)
American Express Co.	54,400	5,331,200
Capital One Financial Corp.	4,200	385,980
Credit Acceptance Corp. (x)*	1,200	424,080
Discover Financial Services	17,900	1,260,339
OneMain Holdings, Inc.*	600	19,974
Santander Consumer USA Holdings, Inc.	1,600	30,544
Synchrony Financial	29,600	988,048

		8,440,165

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	27,500	5,132,875
Voya Financial, Inc.	1,300	61,100

		5,193,975

Insurance (0.9%)
Alleghany Corp.	200	114,994
American International Group, Inc.	14,500	768,790
Aon plc	27,500	3,772,175
Arch Capital Group Ltd.*	6,900	182,574
Axis Capital Holdings Ltd.	900	50,058
Brown & Brown, Inc.	1,400	38,822
Erie Indemnity Co., Class A	2,143	251,288
Everest Re Group Ltd.	1,800	414,864
Markel Corp.*	200	216,870
Marsh & McLennan Cos., Inc.	26,600	2,180,402
Progressive Corp. (The)	65,200	3,856,580
RenaissanceRe Holdings Ltd.	400	48,128
Travelers Cos., Inc. (The)	5,900	721,806
Validus Holdings Ltd.	1,200	81,120
XL Group Ltd.	10,100	565,095

		13,263,566

Total Financials		64,065,046

Health Care (13.2%)
Biotechnology (4.9%)
AbbVie, Inc.	178,865	16,571,843
Agios Pharmaceuticals, Inc.*	5,300	446,419
Alexion Pharmaceuticals, Inc.*	19,990	2,481,759
Alkermes plc*	17,300	712,068
Alnylam Pharmaceuticals, Inc.*	8,900	876,561
Amgen, Inc.	70,200	12,958,218
Biogen, Inc.*	22,509	6,533,012
BioMarin Pharmaceutical, Inc.*	19,849	1,869,776
Bluebird Bio, Inc.*	3,900	612,105
Celgene Corp.*	81,394	6,464,311
Exact Sciences Corp.*	13,400	801,186
Exelixis, Inc.*	32,900	708,008
Gilead Sciences, Inc.	108,580	7,691,807
Incyte Corp.*	19,700	1,319,900
Ionis Pharmaceuticals, Inc. (x)*	14,000	583,380
Neurocrine Biosciences, Inc.*	10,000	982,400
Regeneron Pharmaceuticals, Inc.*	9,000	3,104,910
Sage Therapeutics, Inc.*	5,100	798,303
Sarepta Therapeutics, Inc.*	6,900	912,042
Seattle Genetics, Inc.*	12,000	796,680
TESARO, Inc. (x)*	4,300	191,221
Vertex Pharmaceuticals, Inc.*	28,707	4,879,042

		72,294,951

Health Care Equipment & Supplies (2.5%)
ABIOMED, Inc.*	4,800	1,963,440
Align Technology, Inc.*	8,900	3,045,046
Baxter International, Inc.	6,256	461,943
Becton Dickinson and Co.	2,715	650,405
Boston Scientific Corp.*	119,300	3,901,110
Cantel Medical Corp.	4,100	403,276
Cooper Cos., Inc. (The)	900	211,905
DexCom, Inc.*	9,800	930,804
Edwards Lifesciences Corp.*	23,592	3,434,287
Hill-Rom Holdings, Inc.	4,800	419,232
ICU Medical, Inc.*	1,800	528,570
IDEXX Laboratories, Inc.*	9,694	2,112,710
Insulet Corp.*	6,500	557,050
Integra LifeSciences Holdings Corp.*	6,300	405,783
Intuitive Surgical, Inc.*	12,663	6,058,992
Masimo Corp.*	5,000	488,250
Penumbra, Inc.*	3,400	469,710
ResMed, Inc.	15,832	1,639,879
Stryker Corp.	38,491	6,499,591
Teleflex, Inc.	1,000	268,210
Varian Medical Systems, Inc.*	10,290	1,170,179
West Pharmaceutical Services, Inc.	1,900	188,651

		35,809,023

See Notes to Financial Statements.

1076

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (3.1%)
Aetna, Inc.	13,000	$2,385,500
AmerisourceBergen Corp.	18,008	1,535,542
Centene Corp.*	20,170	2,485,146
Chemed Corp.	1,800	579,258
Cigna Corp.	10,600	1,801,470
DaVita, Inc.*	7,900	548,576
Encompass Health Corp.	11,000	744,920
Envision Healthcare Corp.*	2,569	113,062
Express Scripts Holding Co.*	5,139	396,782
HCA Healthcare, Inc.	22,200	2,277,720
Henry Schein, Inc.*	2,504	181,891
Humana, Inc.	14,700	4,375,161
Laboratory Corp. of America Holdings*	700	125,671
McKesson Corp.	2,871	382,991
Molina Healthcare, Inc.*	5,800	568,052
Premier, Inc., Class A*	1,903	69,231
UnitedHealth Group, Inc.	107,700	26,423,118
WellCare Health Plans, Inc.*	4,700	1,157,328

		46,151,419

Health Care Technology (0.2%)
athenahealth, Inc.*	4,500	716,130
Cerner Corp.*	15,940	953,053
Veeva Systems, Inc., Class A*	13,445	1,033,382

		2,702,565

Life Sciences Tools & Services (0.7%)
Bio-Techne Corp.	4,154	614,584
Bruker Corp.	4,500	130,680
Charles River Laboratories International, Inc.*	3,827	429,619
Illumina, Inc.*	16,491	4,605,771
Mettler-Toledo International, Inc.*	2,847	1,647,360
PRA Health Sciences, Inc.*	5,600	522,816
Thermo Fisher Scientific, Inc.	2,700	559,278
Waters Corp.*	8,142	1,576,210

		10,086,318

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	98,000	5,423,320
Catalent, Inc.*	3,400	142,426
Eli Lilly & Co.	66,800	5,700,044
Jazz Pharmaceuticals plc*	6,100	1,051,030
Johnson & Johnson	54,414	6,602,594
Merck & Co., Inc.	20,300	1,232,210
Nektar Therapeutics*	17,500	854,525
Zoetis, Inc.	54,550	4,647,115

		25,653,264

Total Health Care		192,697,540

Industrials (11.7%)
Aerospace & Defense (3.4%)
Boeing Co. (The)	61,929	20,777,800
BWX Technologies, Inc.	11,100	691,752
Curtiss-Wright Corp.	400	47,608
General Dynamics Corp.	13,100	2,441,971
Harris Corp.	13,300	1,922,382
HEICO Corp.	4,226	308,220
HEICO Corp., Class A	8,414	512,818
Hexcel Corp.	2,100	139,398
Huntington Ingalls Industries, Inc.	4,200	910,518
Lockheed Martin Corp.	25,531	7,542,624
Northrop Grumman Corp.	18,200	5,600,140
Raytheon Co.	32,400	6,259,032
Rockwell Collins, Inc.	2,412	324,848
Spirit AeroSystems Holdings, Inc., Class A	12,700	1,091,057
Textron, Inc.	4,800	316,368
TransDigm Group, Inc.	5,453	1,882,048

		50,768,584

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	15,558	1,301,582
Expeditors International of Washington, Inc.	19,576	1,431,006
FedEx Corp.	27,900	6,334,974
United Parcel Service, Inc., Class B	77,759	8,260,338
XPO Logistics, Inc.*	13,400	1,342,412

		18,670,312

Airlines (0.2%)
Delta Air Lines, Inc.	18,200	901,628
Southwest Airlines Co.	42,545	2,164,690

		3,066,318

Building Products (0.3%)
Allegion plc	8,766	678,138
AO Smith Corp.	15,900	940,484
Armstrong World Industries, Inc.*	5,000	316,000
Fortune Brands Home & Security, Inc.	6,700	359,723
Lennox International, Inc.	3,868	774,180
Masco Corp.	23,775	889,661

		3,958,186

Commercial Services & Supplies (0.5%)
Cintas Corp.	9,800	1,813,686
Copart, Inc.*	22,708	1,284,364
KAR Auction Services, Inc.	14,100	772,680
Republic Services, Inc.	1,600	109,376
Rollins, Inc.	10,800	567,864
Waste Management, Inc.	41,100	3,343,074

		7,891,044

Construction & Engineering (0.0%)
Quanta Services, Inc.*	4,800	160,320

Electrical Equipment (0.5%)
AMETEK, Inc.	4,923	355,244
Emerson Electric Co.	50,171	3,468,822
Hubbell, Inc.	4,100	433,534
Rockwell Automation, Inc.	14,112	2,345,838
Sensata Technologies Holding plc*	10,300	490,074

		7,093,512

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.3%)
3M Co.	54,296	$10,681,109
Honeywell International, Inc.	52,091	7,503,709
Roper Technologies, Inc.	2,173	599,552

		18,784,370

Machinery (2.1%)
Allison Transmission Holdings, Inc.	13,500	546,615
Caterpillar, Inc.	60,100	8,153,766
Cummins, Inc.	6,200	824,600
Deere & Co.	36,447	5,095,291
Donaldson Co., Inc.	13,580	612,730
Fortive Corp.	31,769	2,449,708
Gardner Denver Holdings, Inc.*	3,900	114,621
Graco, Inc.	18,548	838,741
IDEX Corp.	8,076	1,102,212
Illinois Tool Works, Inc.	38,000	5,264,520
Ingersoll-Rand plc	15,000	1,345,950
Lincoln Electric Holdings, Inc.	7,000	614,320
Middleby Corp. (The) (x)*	3,600	375,912
Nordson Corp.	6,100	783,301
Parker-Hannifin Corp.	2,700	420,795
Toro Co. (The)	11,752	708,058
WABCO Holdings, Inc.*	6,047	707,620
Wabtec Corp.	3,434	338,524
Welbilt, Inc.*	14,600	325,726
Xylem, Inc.	11,200	754,656

		31,377,666

Professional Services (0.5%)
CoStar Group, Inc.*	4,100	1,691,783
Dun & Bradstreet Corp. (The)	1,840	225,676
Equifax, Inc.	3,600	450,396
Robert Half International, Inc.	13,505	879,176
TransUnion	20,632	1,478,076
Verisk Analytics, Inc.*	17,991	1,936,551

		6,661,658

Road & Rail (1.2%)
CSX Corp.	43,900	2,799,942
Genesee & Wyoming, Inc., Class A*	1,400	113,848
JB Hunt Transport Services, Inc.	9,770	1,187,544
Landstar System, Inc.	4,666	509,527
Old Dominion Freight Line, Inc.	7,400	1,102,304
Schneider National, Inc., Class B	800	22,008
Union Pacific Corp.	79,748	11,298,696

		17,033,869

Trading Companies & Distributors (0.4%)
Air Lease Corp.	800	33,576
Fastenal Co.	32,308	1,554,984
HD Supply Holdings, Inc.*	6,201	265,961
MSC Industrial Direct Co., Inc., Class A	2,177	184,718
United Rentals, Inc.*	9,400	1,387,628
Univar, Inc.*	1,900	49,856
Watsco, Inc.	2,900	517,012
WW Grainger, Inc.	5,146	1,587,027

		5,580,762

Total Industrials		171,046,601

Information Technology (41.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	6,370	1,640,211
F5 Networks, Inc.*	6,840	1,179,558
Motorola Solutions, Inc.	2,000	232,740
Palo Alto Networks, Inc.*	9,966	2,047,714
Ubiquiti Networks, Inc. (x)*	2,100	177,912

		5,278,135

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	33,164	2,890,242
CDW Corp.	16,574	1,339,013
Cognex Corp.	18,500	825,285
Coherent, Inc.*	2,000	312,840
FLIR Systems, Inc.	1,300	67,561
IPG Photonics Corp.*	4,100	904,583
Littelfuse, Inc.	2,300	524,814
National Instruments Corp.	10,070	422,739
Zebra Technologies Corp., Class A*	5,907	846,178

		8,133,255

Internet Software & Services (9.8%)
2U, Inc.*	6,000	501,360
Akamai Technologies, Inc.*	17,400	1,274,202
Alphabet, Inc., Class A*	33,692	38,044,669
Alphabet, Inc., Class C*	34,379	38,354,932
DocuSign, Inc. (x)*	2,800	148,260
eBay, Inc.*	22,800	826,728
Facebook, Inc., Class A*	267,898	52,057,939
GoDaddy, Inc., Class A*	16,800	1,186,080
GrubHub, Inc. (x)*	10,100	1,059,591
IAC/InterActiveCorp*	8,400	1,280,916
LogMeIn, Inc.	3,800	392,350
Match Group, Inc. (x)*	5,800	224,692
Nutanix, Inc., Class A*	11,900	613,683
Okta, Inc.*	9,600	483,552
Twilio, Inc., Class A*	8,000	448,160
Twitter, Inc.*	79,643	3,478,010
VeriSign, Inc.*	11,841	1,627,190
Zillow Group, Inc., Class A*	4,500	268,875
Zillow Group, Inc., Class C (x)*	9,200	543,352

		142,814,541

IT Services (8.1%)
Accenture plc, Class A	72,400	11,843,916
Alliance Data Systems Corp.	5,440	1,268,608
Automatic Data Processing, Inc.	49,600	6,653,344
Black Knight, Inc.*	15,900	851,445
Booz Allen Hamilton Holding Corp.	15,100	660,323
Broadridge Financial Solutions, Inc.	13,187	1,517,824
Cognizant Technology Solutions Corp., Class A	59,214	4,677,314

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CoreLogic, Inc.*	5,700	$295,830
EPAM Systems, Inc.*	5,700	708,681
Euronet Worldwide, Inc.*	2,700	226,179
Fidelity National Information Services, Inc.	3,100	328,693
First Data Corp., Class A*	53,929	1,128,734
Fiserv, Inc.*	46,016	3,409,325
FleetCor Technologies, Inc.*	10,024	2,111,556
Gartner, Inc.*	10,000	1,329,000
Genpact Ltd.	5,854	169,356
Global Payments, Inc.	17,812	1,985,860
International Business Machines Corp.	74,416	10,395,915
Jack Henry & Associates, Inc.	8,600	1,121,096
Mastercard, Inc., Class A	103,520	20,343,750
Paychex, Inc.	36,080	2,466,068
PayPal Holdings, Inc.*	133,776	11,139,528
Sabre Corp.	21,600	532,224
Square, Inc., Class A*	32,102	1,978,767
Switch, Inc., Class A (x)	3,999	48,668
Teradata Corp.*	9,600	385,440
Total System Services, Inc.	20,200	1,707,304
Visa, Inc., Class A	201,408	26,676,489
Western Union Co. (The)	14,255	289,804
WEX, Inc.*	4,600	876,208
Worldpay, Inc.*	2,851	233,155

		117,360,404

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc. (x)*	102,200	1,531,978
Analog Devices, Inc.	6,511	624,535
Applied Materials, Inc.	118,200	5,459,658
Broadcom, Inc.	29,111	7,063,493
Cavium, Inc.*	7,600	657,400
Cypress Semiconductor Corp.	27,800	433,124
KLA-Tencor Corp.	17,500	1,794,275
Lam Research Corp.	18,498	3,197,379
Maxim Integrated Products, Inc.	31,278	1,834,767
Microchip Technology, Inc. (x)	25,826	2,348,875
Micron Technology, Inc.*	102,000	5,348,880
MKS Instruments, Inc.	6,000	574,200
Monolithic Power Systems, Inc.	4,600	614,882
NVIDIA Corp.	65,600	15,540,640
NXP Semiconductors NV*	2,000	218,540
ON Semiconductor Corp.*	47,600	1,058,386
Skyworks Solutions, Inc.	14,400	1,391,760
Teradyne, Inc.	3,400	129,438
Texas Instruments, Inc.	110,331	12,163,993
Universal Display Corp. (x)	4,700	404,200
Versum Materials, Inc.	12,150	451,373
Xilinx, Inc.	28,663	1,870,547

		64,712,323

Software (10.5%)
Activision Blizzard, Inc.	84,800	6,471,936
Adobe Systems, Inc.*	55,434	13,515,364
ANSYS, Inc.*	9,412	1,639,382
Aspen Technology, Inc.*	7,600	704,824
Atlassian Corp. plc, Class A*	10,295	643,643
Autodesk, Inc.*	20,680	2,710,941
Cadence Design Systems, Inc.*	31,400	1,359,934
CDK Global, Inc.	14,733	958,382
Ceridian HCM Holding, Inc.*	2,600	86,294
Citrix Systems, Inc.*	15,229	1,596,608
Dell Technologies, Inc., Class V*	1,547	130,845
Electronic Arts, Inc.*	33,900	4,780,578
Fair Isaac Corp.*	3,300	637,956
FireEye, Inc.*	14,000	215,460
Fortinet, Inc.*	15,600	973,908
Guidewire Software, Inc.*	9,000	799,020
Intuit, Inc.	27,429	5,603,882
Manhattan Associates, Inc.*	7,400	347,874
Microsoft Corp.#	808,649	79,740,879
Oracle Corp.	31,332	1,380,488
Paycom Software, Inc. (x)*	5,500	543,565
Pegasystems, Inc.	4,200	230,160
Proofpoint, Inc.*	5,600	645,736
PTC, Inc.*	12,800	1,200,768
RealPage, Inc.*	7,800	429,780
Red Hat, Inc.*	19,951	2,680,816
RingCentral, Inc., Class A*	7,400	520,590
salesforce.com, Inc.*	79,484	10,841,618
ServiceNow, Inc.*	19,689	3,395,762
Splunk, Inc.*	16,300	1,615,493
SS&C Technologies Holdings, Inc.	21,500	1,115,850
Synopsys, Inc.*	1,500	128,355
Tableau Software, Inc., Class A*	7,600	742,900
Take-Two Interactive Software, Inc.*	7,500	887,700
Tyler Technologies, Inc.*	4,200	932,820
Ultimate Software Group, Inc. (The)*	3,400	874,854
VMware, Inc., Class A*	7,766	1,141,369
Workday, Inc., Class A*	16,360	1,981,523
Zendesk, Inc.*	11,500	626,635

		154,834,492

Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	554,235	102,594,441
NCR Corp.*	10,900	326,782
NetApp, Inc.	30,200	2,371,606
Pure Storage, Inc., Class A*	18,400	439,392

		105,732,221

Total Information Technology		598,865,371

Materials (1.8%)
Chemicals (1.1%)
Axalta Coating Systems Ltd.*	9,599	290,946
Celanese Corp.	9,692	1,076,394
Chemours Co. (The)	20,000	887,200
Ecolab, Inc.	12,941	1,816,011
FMC Corp.	6,058	540,434
International Flavors & Fragrances, Inc.	3,766	466,833
LyondellBasell Industries NV, Class A	17,300	1,900,405
NewMarket Corp.	900	364,050

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Platform Specialty Products Corp.*	12,400	$143,840
PPG Industries, Inc.	1,800	186,714
Praxair, Inc.	28,868	4,565,474
RPM International, Inc.	2,900	169,128
Scotts Miracle-Gro Co. (The)	2,193	182,370
Sherwin-Williams Co. (The)	9,371	3,819,338
Westlake Chemical Corp.	3,800	408,994
WR Grace & Co.	5,500	403,205

		17,221,336

Construction Materials (0.3%)
Eagle Materials, Inc.	4,600	482,862
Martin Marietta Materials, Inc.	6,536	1,459,685
Vulcan Materials Co.	13,900	1,793,934

		3,736,481

Containers & Packaging (0.3%)
Avery Dennison Corp.	9,800	1,000,580
Berry Global Group, Inc.*	7,400	339,956
Crown Holdings, Inc.*	14,503	649,154
Graphic Packaging Holding Co.	5,900	85,609
International Paper Co.	5,200	270,816
Packaging Corp. of America	10,500	1,173,795
Sealed Air Corp.	9,900	420,255
Silgan Holdings, Inc.	2,900	77,807

		4,017,972

Metals & Mining (0.1%)
Royal Gold, Inc.	3,000	278,520
Southern Copper Corp. (x)	9,229	432,563
Steel Dynamics, Inc.	3,800	174,610

		885,693

Total Materials		25,861,482

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexandria Real Estate Equities, Inc. (REIT)	900	113,553
American Tower Corp. (REIT)	49,420	7,124,881
Colony Capital, Inc. (REIT)	2,887	18,015
CoreSite Realty Corp. (REIT)	3,800	421,116
Crown Castle International Corp. (REIT)	35,117	3,786,315
Equinix, Inc. (REIT)	8,952	3,848,375
Equity LifeStyle Properties, Inc. (REIT)	9,500	873,050
Extra Space Storage, Inc. (REIT)	11,900	1,187,739
Gaming and Leisure Properties, Inc. (REIT)	8,100	289,980
Hudson Pacific Properties, Inc. (REIT)	2,100	74,403
Lamar Advertising Co. (REIT), Class A	8,400	573,804
Life Storage, Inc. (REIT)	300	29,193
Omega Healthcare Investors, Inc. (REIT) (x)	1,800	55,800
Public Storage (REIT)	16,762	3,802,627
SBA Communications Corp. (REIT)*	12,818	2,116,508
Simon Property Group, Inc. (REIT)	31,861	5,422,424
Taubman Centers, Inc. (REIT)	6,600	387,816

		30,125,599

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	17,143	818,407
Howard Hughes Corp. (The)*	1,800	238,500

		1,056,907

Total Real Estate		31,182,506

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Zayo Group Holdings, Inc.*	22,341	815,000

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	22,500	1,344,375

Total Telecommunication Services		2,159,375

Total Common Stocks (98.9%) (Cost $557,449,285)		1,441,822,530

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $102,000. (xx)	$100,000	100,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $510,000. (xx)	500,000	500,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,000,424, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,054,288. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $204,001. (xx)	$200,000	$200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $300,050, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $306,001. (xx)	300,000	300,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $500,091, collateralized by various Common Stocks; total market value $556,098. (xx)	500,000	500,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,043,658, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,064,417. (xx)	1,043,476	1,043,476
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,000,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $3,061,395. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,500,260, collateralized by various Common Stocks; total market value $1,669,337. (xx)	1,500,000	1,500,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,500,260, collateralized by various Common Stocks; total market value $1,669,337. (xx)	1,500,000	1,500,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $3,001,213, collateralized by various Common Stocks; total market value $3,338,556. (xx)	3,000,000	3,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $1,000,404, collateralized by various Common Stocks; total market value $1,112,852. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		13,943,476

Total Short-Term Investments (1.0%) (Cost $13,943,476)		13,943,476

Total Investments in Securities (99.9%) (Cost $571,392,761)		1,455,766,006
Other Assets Less Liabilities (0.1%)		1,435,501

Net Assets (100%)		$1,457,201,507

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,480,460.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $14,327,795. This was secured by cash collateral of $13,943,476 which was subsequently invested in joint repurchase agreements with a total value of $13,943,476, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $850,943 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	98	09/2018	USD	13,335,840	(264,140)

					(264,140)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$258,899,208	$—	$—	$258,899,208
Consumer Staples	82,458,915	—	—	82,458,915
Energy	14,586,486	—	—	14,586,486
Financials	64,065,046	—	—	64,065,046
Health Care	192,697,540	—	—	192,697,540
Industrials	171,046,601	—	—	171,046,601
Information Technology	598,865,371	—	—	598,865,371
Materials	25,861,482	—	—	25,861,482
Real Estate	31,182,506	—	—	31,182,506
Telecommunication Services	2,159,375	—	—	2,159,375
Short-Term Investments
Repurchase Agreements	—	13,943,476	—	13,943,476

Total Assets	$1,441,822,530	$13,943,476	$—	$1,455,766,006

Liabilities:
Futures	$(264,140)	$—	$—	$(264,140)

Total Liabilities	$(264,140)	$—	$—	$(264,140)

Total	$1,441,558,390	$13,943,476	$—	$1,455,501,866

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(264,140	)*

Total		$(264,140)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$831,461	$831,461

Total	$831,461	$831,461

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(387,400)	$(387,400)

Total	$(387,400)	$(387,400)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $12,304,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$180,388,492
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,910,384

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$888,108,780
Aggregate gross unrealized depreciation	(4,073,038)

Net unrealized appreciation	$884,035,742

Federal income tax cost of investments in securities and derivative instruments, if applicable	$571,466,124

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $557,449,285)	$1,441,822,530
Repurchase Agreements (Cost $13,943,476)	13,943,476
Cash	21,663,528
Dividends, interest and other receivables	695,813
Receivable from Separate Accounts for Portfolio shares sold	606,084
Securities lending income receivable	11,915
Due from broker for futures variation margin	10,290
Receivable for securities sold	5,019
Other assets	15,325

Total assets	1,478,773,980

LIABILITIES
Payable for return of collateral on securities loaned	13,943,476
Payable for securities purchased	6,511,619
Investment management fees payable	425,936
Distribution fees payable – Class IB	270,468
Payable to Separate Accounts for Portfolio shares redeemed	216,701
Administrative fees payable	118,915
Distribution fees payable – Class IA	15,534
Accrued expenses	69,824

Total liabilities	21,572,473

NET ASSETS	$1,457,201,507

Net assets were comprised of:
Paid in capital	$485,640,881
Accumulated undistributed net investment income (loss)	5,499,245
Accumulated undistributed net realized gain (loss)	81,952,276
Net unrealized appreciation (depreciation)	884,109,105

Net assets	$1,457,201,507

Class IA
Net asset value, offering and redemption price per share, $74,437,951 / 4,779,662 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.57

Class IB
Net asset value, offering and redemption price per share, $1,295,426,223 / 85,673,965 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.12

Class K
Net asset value, offering and redemption price per share, $87,337,333 / 5,600,738 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.59

(x)	Includes value of securities on loan of $14,327,795.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $96 foreign withholding tax)	$9,557,784
Interest	66,316
Securities lending (net)	77,575

Total income	9,701,675

EXPENSES
Investment management fees	2,508,335
Distribution fees – Class IB	1,594,559
Administrative fees	699,584
Distribution fees – Class IA	90,330
Printing and mailing expenses	53,179
Professional fees	40,267
Custodian fees	38,918
Trustees’ fees	18,550
Miscellaneous	14,852

Total expenses	5,058,574

NET INVESTMENT INCOME (LOSS)	4,643,101

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	74,468,827
Futures contracts	831,461

Net realized gain (loss)	75,300,288

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,252,232
Futures contracts	(387,400)

Net change in unrealized appreciation (depreciation)	14,864,832

NET REALIZED AND UNREALIZED GAIN (LOSS)	90,165,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,808,221

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,643,101	$10,074,116
Net realized gain (loss)	75,300,288	59,974,895
Net change in unrealized appreciation (depreciation)	14,864,832	261,846,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,808,221	331,895,683

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(478,429)
Class IB	—	(8,850,974)
Class K	—	(748,520)

	—	(10,077,923)

Distributions from net realized capital gains
Class IA	—	(2,650,480)
Class IB	—	(49,073,835)
Class K	—	(3,182,136)

	—	(54,906,451)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(64,984,374)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 306,484 and 886,095 shares, respectively ]	4,672,592	11,713,517
Capital shares issued in reinvestment of dividends and distributions [ 0 and 216,165 shares, respectively ]	—	3,128,909
Capital shares repurchased [ (338,056) and (468,867) shares, respectively ]	(5,149,984)	(6,416,478)

Total Class IA transactions	(477,392)	8,425,948

Class IB
Capital shares sold [ 3,070,232 and 7,838,684 shares, respectively ]	45,470,892	102,571,574
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,121,734 shares, respectively ]	—	57,924,809
Capital shares repurchased [ (5,946,213) and (11,678,175) shares, respectively ]	(87,650,502)	(154,337,606)

Total Class IB transactions	(42,179,610)	6,158,777

Class K
Capital shares sold [ 230,606 and 469,632 shares, respectively ]	3,502,205	6,205,336
Capital shares issued in reinvestment of dividends and distributions [ 0 and 271,613 shares, respectively ]	—	3,930,656
Capital shares repurchased [ (356,048) and (3,501,279) shares, respectively ]	(5,410,897)	(47,952,334)

Total Class K transactions	(1,908,692)	(37,816,342)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,565,694)	(23,231,617)

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,242,527	243,679,692
NET ASSETS:
Beginning of period	1,406,958,980	1,163,279,288

End of period (a)	$1,457,201,507	$1,406,958,980

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,499,245	$856,144

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.58	$11.81	$11.81	$12.48	$12.60	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.11	0.11	0.12	0.11
Net realized and unrealized gain (loss)	0.94	3.35	0.64	0.47	1.42	3.13

Total from investment operations	0.99	3.45	0.75	0.58	1.54	3.24

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.11)	(0.12)	(0.11)
Distributions from net realized gains	—	(0.58)	(0.63)	(1.14)	(1.54)	(0.57)

Total dividends and distributions	—	(0.68)	(0.75)	(1.25)	(1.66)	(0.68)

Net asset value, end of period	$15.57	$14.58	$11.81	$11.81	$12.48	$12.60

Total return (b)	6.79%	29.27%	6.32%	4.84%	12.24%	32.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,438	$70,140	$49,353	$42,712	$35,445	$27,227
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%	0.73%	0.72%	0.73%	0.73%
After waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.72%	0.73%	0.73%
Before waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.72%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.63%	0.75%	0.95%	0.87%	0.91%	0.97%
After waivers and fees paid indirectly (a)(f)	0.63%	0.75%	0.95%	0.87%	0.91%	0.97%
Before waivers and fees paid indirectly (a)(f)	0.63%	0.75%	0.95%	0.87%	0.91%	0.97%
Portfolio turnover rate (z)^	13%	13%	13%	17%	15%	15%

See Notes to Financial Statements.

1086

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.15	$11.48	$11.50	$12.18	$12.33	$9.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.11	0.11	0.12	0.11
Net realized and unrealized gain (loss)	0.92	3.25	0.62	0.46	1.39	3.07

Total from investment operations	0.97	3.35	0.73	0.57	1.51	3.18

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.11)	(0.12)	(0.11)
Distributions from net realized gains	—	(0.58)	(0.63)	(1.14)	(1.54)	(0.57)

Total dividends and distributions	—	(0.68)	(0.75)	(1.25)	(1.66)	(0.68)

Net asset value, end of period	$15.12	$14.15	$11.48	$11.50	$12.18	$12.33

Total return (b)	6.86%	29.24%	6.29%	4.85%	12.24%	32.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,295,426	$1,253,336	$1,013,708	$1,013,947	$951,916	$873,541
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%	0.73%	0.72%	0.73%	0.73%
After waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.72%	0.73%	0.73%
Before waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.72%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.63%	0.75%	0.95%	0.87%	0.90%	0.97%
After waivers and fees paid indirectly (a)(f)	0.63%	0.75%	0.95%	0.87%	0.90%	0.97%
Before waivers and fees paid indirectly (a)(f)	0.63%	0.75%	0.95%	0.87%	0.90%	0.97%
Portfolio turnover rate (z)^	13%	13%	13%	17%	15%	15%

See Notes to Financial Statements.

1087

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.58	$11.81	$11.81	$12.48	$12.60	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.14	0.14	0.15	0.14
Net realized and unrealized gain (loss)	0.94	3.35	0.65	0.48	1.43	3.14

Total from investment operations	1.01	3.49	0.79	0.62	1.58	3.28

Less distributions:
Dividends from net investment income	—	(0.14)	(0.16)	(0.15)	(0.16)	(0.15)
Distributions from net realized gains	—	(0.58)	(0.63)	(1.14)	(1.54)	(0.57)

Total dividends and distributions	—	(0.72)	(0.79)	(1.29)	(1.70)	(0.72)

Net asset value, end of period	$15.59	$14.58	$11.81	$11.81	$12.48	$12.60

Total return (b)	6.93%	29.55%	6.59%	5.11%	12.53%	32.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,337	$83,483	$100,219	$173,240	$292,356	$439,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%	0.47%	0.48%	0.47%	0.48%	0.48%
After waivers and fees paid indirectly (a)(f)	0.47%	0.47%	0.48%	0.47%	0.48%	0.48%
Before waivers and fees paid indirectly (a)(f)	0.47%	0.47%	0.48%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.88%	1.01%	1.21%	1.11%	1.15%	1.21%
After waivers and fees paid indirectly (a)(f)	0.88%	1.01%	1.21%	1.11%	1.15%	1.21%
Before waivers and fees paid indirectly (a)(f)	0.88%	1.01%	1.21%	1.11%	1.15%	1.21%
Portfolio turnover rate (z)^	13%	13%	13%	17%	15%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1088

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	23.1%
Health Care	13.6
Energy	11.0
Information Technology	9.7
Consumer Discretionary	8.2
Industrials	7.8
Consumer Staples	7.2
Utilities	5.6
Real Estate	5.0
Materials	4.0
Telecommunication Services	3.6
Repurchase Agreements	0.4
U.S. Treasury Obligations	0.1
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$980.56	$3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.64
Class IB
Actual	1,000.00	980.50	3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.64
Class K
Actual	1,000.00	981.56	2.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.40

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1089

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Auto Components (0.3%)
Adient plc	4,988	$245,360
Aptiv plc	1,600	146,608
BorgWarner, Inc.	10,100	435,916
Gentex Corp.	5,500	126,610
Goodyear Tire & Rubber Co. (The)	12,600	293,454
Lear Corp.	2,840	527,700
Visteon Corp.*	400	51,696

		1,827,344

Automobiles (0.7%)
Ford Motor Co.	188,200	2,083,374
General Motors Co.	63,200	2,490,080
Harley-Davidson, Inc.	7,800	328,224
Thor Industries, Inc.	300	29,217

		4,930,895

Distributors (0.2%)
Genuine Parts Co.	6,800	624,172
LKQ Corp.*	14,000	446,600

		1,070,772

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	300	30,756
Graham Holdings Co., Class B	224	131,286
H&R Block, Inc.	9,300	211,854
Service Corp. International	4,200	150,318

		524,214

Hotels, Restaurants & Leisure (1.7%)
Aramark	11,500	426,650
Caesars Entertainment Corp.*	27,700	296,390
Carnival Corp.	19,488	1,116,857
Darden Restaurants, Inc.	2,800	299,768
Extended Stay America, Inc.	3,500	75,635
Hyatt Hotels Corp., Class A	2,425	187,089
International Game Technology plc (x)	5,200	120,848
Las Vegas Sands Corp.	6,600	503,976
McDonald’s Corp.	30,700	4,810,384
MGM Resorts International	24,516	711,699
Norwegian Cruise Line Holdings Ltd.*	9,900	467,775
Royal Caribbean Cruises Ltd.	8,094	838,538
Yum China Holdings, Inc.	16,100	619,206
Yum! Brands, Inc.	10,900	852,598

		11,327,413

Household Durables (0.5%)
DR Horton, Inc.	6,627	271,707
Garmin Ltd. (x)	6,085	371,185
Leggett & Platt, Inc.	6,100	272,304
Lennar Corp., Class A	6,082	319,305
Lennar Corp., Class B	903	38,549
Mohawk Industries, Inc.*	3,027	648,595
Newell Brands, Inc.	21,400	551,906
PulteGroup, Inc.	8,100	232,875
Toll Brothers, Inc.	3,875	143,336
Whirlpool Corp.	3,416	499,522

		3,349,284

Internet & Direct Marketing Retail (0.1%)
Qurate Retail, Inc., Class A*	20,489	434,777

Leisure Products (0.1%)
Brunswick Corp.	3,600	232,128
Hasbro, Inc.	1,500	138,465
Mattel, Inc. (x)	14,800	243,016

		613,609

Media (2.9%)
Charter Communications, Inc., Class A*	2,500	733,025
Cinemark Holdings, Inc.	5,700	199,956
Comcast Corp., Class A	221,300	7,260,853
Discovery, Inc., Class A (x)*	8,100	222,750
Discovery, Inc., Class C*	16,222	413,661
DISH Network Corp., Class A*	10,400	349,544
GCI Liberty, Inc., Class A*	4,600	207,368
Interpublic Group of Cos., Inc. (The)	16,200	379,728
John Wiley & Sons, Inc., Class A	2,500	156,000
Liberty Broadband Corp., Class A*	1,321	99,920
Liberty Broadband Corp., Class C*	5,547	420,019
Liberty Media Corp.-Liberty Formula One, Class A (x)*	1,300	45,903
Liberty Media Corp.-Liberty Formula One, Class C (x)*	9,200	341,596
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,686	211,104
Liberty Media Corp.-Liberty SiriusXM, Class C*	8,772	397,898
Lions Gate Entertainment Corp., Class A	1,700	42,194
Lions Gate Entertainment Corp., Class B (x)	3,800	89,148
Madison Square Garden Co. (The), Class A*	800	248,152
News Corp., Class A	19,305	299,228
News Corp., Class B	6,800	107,780
Omnicom Group, Inc.	3,500	266,945
Tribune Media Co., Class A	3,700	141,599
Twenty-First Century Fox, Inc., Class A	50,320	2,500,401
Twenty-First Century Fox, Inc., Class B	23,400	1,152,918
Viacom, Inc., Class A (x)	100	3,545
Viacom, Inc., Class B	18,700	563,992
Walt Disney Co. (The)	20,400	2,138,124

		18,993,351

Multiline Retail (0.6%)
Dollar Tree, Inc.*	9,300	790,500
Kohl’s Corp.	8,741	637,219
Macy’s, Inc.	14,490	542,361
Target Corp.	25,800	1,963,896

		3,933,976

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (0.6%)
Advance Auto Parts, Inc.	2,300	$312,110
AutoNation, Inc.*	2,800	136,024
AutoZone, Inc.*	200	134,186
Best Buy Co., Inc.	8,600	641,388
CarMax, Inc.*	3,200	233,184
Dick’s Sporting Goods, Inc.	3,400	119,850
Foot Locker, Inc.	5,791	304,896
Gap, Inc. (The)	9,500	307,705
L Brands, Inc.	8,800	324,544
Michaels Cos., Inc. (The)*	3,700	70,929
Penske Automotive Group, Inc.	1,500	70,275
Tiffany & Co.	4,900	644,840
Williams-Sonoma, Inc. (x)	3,700	227,106

		3,527,037

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	1,200	109,764
Michael Kors Holdings Ltd.*	3,000	199,800
PVH Corp.	3,600	538,992
Ralph Lauren Corp.	2,900	364,588
Skechers U.S.A., Inc., Class A*	4,000	120,040
Tapestry, Inc.	10,900	509,139
Under Armour, Inc., Class A (x)*	2,700	60,696
Under Armour, Inc., Class C*	2,700	56,916
VF Corp.	3,500	285,320

		2,245,255

Total Consumer Discretionary		52,777,927

Consumer Staples (7.2%)
Beverages (0.5%)
Coca-Cola Co. (The)	41,300	1,811,418
Molson Coors Brewing Co., Class B	8,249	561,262
PepsiCo, Inc.	7,600	827,412

		3,200,092

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	2,100	220,668
Kroger Co. (The)	40,700	1,157,915
US Foods Holding Corp.*	10,800	408,456
Walgreens Boots Alliance, Inc.	40,798	2,448,492
Walmart, Inc.	69,082	5,916,873

		10,152,404

Food Products (2.2%)
Archer-Daniels-Midland Co.	26,816	1,228,977
Bunge Ltd.	7,111	495,708
Campbell Soup Co. (x)	3,300	133,782
Conagra Brands, Inc.	17,935	640,818
Flowers Foods, Inc.	9,400	195,802
General Mills, Inc.	27,000	1,195,020
Hain Celestial Group, Inc. (The)*	5,400	160,920
Hershey Co. (The)	800	74,448
Hormel Foods Corp. (x)	14,400	535,824
Ingredion, Inc.	3,829	423,870
JM Smucker Co. (The)	5,719	614,678
Kellogg Co.	5,815	406,294
Kraft Heinz Co. (The)	29,000	1,821,780
Lamb Weston Holdings, Inc.	6,878	471,212
McCormick & Co., Inc. (Non-Voting)	5,400	626,886
Mondelez International, Inc., Class A	69,962	2,868,443
Pilgrim’s Pride Corp.*	1,900	38,247
Pinnacle Foods, Inc.	6,000	390,360
Post Holdings, Inc.*	1,200	103,224
Seaboard Corp.	14	55,478
TreeHouse Foods, Inc.*	2,400	126,024
Tyson Foods, Inc., Class A	13,924	958,667

		13,566,462

Household Products (1.9%)
Church & Dwight Co., Inc.	1,600	85,056
Clorox Co. (The)	1,104	149,316
Colgate-Palmolive Co.	33,500	2,171,135
Energizer Holdings, Inc.	1,000	62,960
Kimberly-Clark Corp.	2,105	221,741
Procter & Gamble Co. (The)	121,989	9,522,461
Spectrum Brands Holdings, Inc. (x)	900	73,458

		12,286,127

Personal Products (0.1%)
Coty, Inc., Class A	24,046	339,049
Herbalife Nutrition Ltd.*	4,300	230,996
Nu Skin Enterprises, Inc., Class A	2,000	156,380

		726,425

Tobacco (0.9%)
Philip Morris International, Inc.	75,200	6,071,648

Total Consumer Staples		46,003,158

Energy (11.0%)
Energy Equipment & Services (1.1%)
Apergy Corp.*	3,661	152,847
Baker Hughes a GE Co.	19,749	652,309
Helmerich & Payne, Inc.	5,456	347,875
Nabors Industries Ltd.	16,153	103,541
National Oilwell Varco, Inc.	18,249	792,007
Patterson-UTI Energy, Inc.	9,757	175,626
RPC, Inc. (x)	200	2,914
Schlumberger Ltd.	67,066	4,495,433
Transocean Ltd.*	19,000	255,360
Weatherford International plc (x)*	44,400	146,076

		7,123,988

Oil, Gas & Consumable Fuels (9.9%)
Anadarko Petroleum Corp.	16,386	1,200,275
Andeavor	6,752	885,727
Antero Resources Corp.*	6,200	132,370
Apache Corp.	17,058	797,462
Cabot Oil & Gas Corp.	7,500	178,500
Centennial Resource Development, Inc., Class A*	8,100	146,286
Cheniere Energy, Inc.*	3,700	241,203
Chesapeake Energy Corp. (x)*	44,997	235,784
Chevron Corp.	92,307	11,670,374
Cimarex Energy Co.	3,800	386,612
CNX Resources Corp.*	10,800	192,024

See Notes to Financial Statements.

1091

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Concho Resources, Inc.*	7,100	$982,285
ConocoPhillips	56,570	3,938,403
Continental Resources, Inc.*	2,600	168,376
Devon Energy Corp.	25,235	1,109,331
Diamondback Energy, Inc.	3,400	447,338
Energen Corp.*	4,840	352,449
EOG Resources, Inc.	24,800	3,085,864
EQT Corp.	12,633	697,089
Extraction Oil & Gas, Inc. (x)*	6,400	94,016
Exxon Mobil Corp.	205,399	16,992,658
Hess Corp.	12,618	844,018
HollyFrontier Corp.	7,700	526,911
Kinder Morgan, Inc.	91,300	1,613,272
Kosmos Energy Ltd.*	8,800	72,776
Marathon Oil Corp.	40,648	847,917
Marathon Petroleum Corp.	22,048	1,546,888
Murphy Oil Corp.	8,987	303,491
Newfield Exploration Co.*	5,700	172,425
Noble Energy, Inc.	22,858	806,430
Occidental Petroleum Corp.	37,010	3,096,997
ONEOK, Inc.	11,500	803,045
Parsley Energy, Inc., Class A*	4,200	127,176
PBF Energy, Inc., Class A	5,900	247,387
Phillips 66	20,235	2,272,593
Pioneer Natural Resources Co.	3,600	681,264
QEP Resources, Inc.*	11,454	140,426
Range Resources Corp.	11,387	190,505
RSP Permian, Inc.*	3,500	154,070
SM Energy Co. (x)	6,000	154,140
Targa Resources Corp.	10,900	539,441
Valero Energy Corp.	20,786	2,303,712
Whiting Petroleum Corp.*	4,800	253,056
Williams Cos., Inc. (The)	39,700	1,076,267
WPX Energy, Inc.*	19,901	358,815

		63,067,448

Total Energy		70,191,436

Financials (23.1%)
Banks (11.7%)
Associated Banc-Corp.	7,702	210,265
Bank of America Corp.	458,072	12,913,049
Bank of Hawaii Corp.	2,024	168,842
Bank of the Ozarks	5,600	252,224
BankUnited, Inc.	5,300	216,505
BB&T Corp.	37,533	1,893,165
BOK Financial Corp.	1,396	131,238
CIT Group, Inc. (x)	6,644	334,924
Citigroup, Inc.	123,542	8,267,430
Citizens Financial Group, Inc.	23,200	902,480
Comerica, Inc.	7,705	700,539
Commerce Bancshares, Inc.	4,365	282,459
Cullen/Frost Bankers, Inc.	2,847	308,159
East West Bancorp, Inc.	6,334	412,977
Fifth Third Bancorp	32,788	941,016
First Citizens BancShares, Inc., Class A	400	161,320
First Hawaiian, Inc.	2,800	81,256
First Horizon National Corp.	16,084	286,939
First Republic Bank	7,700	745,283
FNB Corp.	17,100	229,482
Huntington Bancshares, Inc.	55,025	812,169
JPMorgan Chase & Co.	164,304	17,120,476
KeyCorp	50,583	988,392
M&T Bank Corp.	6,959	1,184,074
PacWest Bancorp	6,600	326,172
People’s United Financial, Inc.	17,110	309,520
Pinnacle Financial Partners, Inc.	2,700	165,645
PNC Financial Services Group, Inc. (The)	22,689	3,065,284
Popular, Inc.	4,932	222,976
Prosperity Bancshares, Inc.	3,500	239,260
Regions Financial Corp.	53,768	955,995
Signature Bank*	1,200	153,456
Sterling Bancorp	10,300	242,050
SunTrust Banks, Inc.	22,374	1,477,131
SVB Financial Group*	700	202,132
Synovus Financial Corp.	5,991	316,505
TCF Financial Corp.	7,349	180,932
Texas Capital Bancshares, Inc.*	700	64,050
Umpqua Holdings Corp.	10,100	228,159
US Bancorp	74,350	3,718,987
Webster Financial Corp.	4,900	312,130
Wells Fargo & Co.	212,834	11,799,516
Western Alliance Bancorp*	2,200	124,542
Wintrust Financial Corp.	2,600	226,330
Zions Bancorp	9,968	525,214

		74,400,649

Capital Markets (3.5%)
Affiliated Managers Group, Inc.	2,800	416,276
Ameriprise Financial, Inc.	5,810	812,703
Bank of New York Mellon Corp. (The)	45,099	2,432,189
BGC Partners, Inc., Class A	11,600	131,312
BlackRock, Inc.	5,964	2,976,274
Cboe Global Markets, Inc.	300	31,221
CME Group, Inc.	14,900	2,442,408
E*TRADE Financial Corp.*	9,722	594,598
Franklin Resources, Inc.	15,000	480,750
Goldman Sachs Group, Inc. (The)	17,127	3,777,701
Interactive Brokers Group, Inc., Class A	119	7,665
Intercontinental Exchange, Inc.	13,185	969,757
Invesco Ltd.	19,131	508,119
Jefferies Financial Services, Inc.	14,413	327,752
Lazard Ltd., Class A	600	29,346
Legg Mason, Inc.	3,526	122,458
Morgan Stanley	60,267	2,856,656
Nasdaq, Inc.	5,874	536,120
Northern Trust Corp.	7,081	728,564
Raymond James Financial, Inc.	4,392	392,425
State Street Corp.‡	16,328	1,519,974
T. Rowe Price Group, Inc.	700	81,263

		22,175,531

Consumer Finance (0.9%)
Ally Financial, Inc.	20,400	535,908
American Express Co.	10,800	1,058,400
Capital One Financial Corp.	21,530	1,978,607
Credit Acceptance Corp.*	100	35,340
Discover Financial Services	9,019	635,028

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	12,789	$166,641
OneMain Holdings, Inc.*	2,900	96,541
Santander Consumer USA Holdings, Inc.	4,200	80,178
SLM Corp.*	23,389	267,804
Synchrony Financial	23,493	784,196

		5,638,643

Diversified Financial Services (2.5%)
AXA Equitable Holdings, Inc.*	5,800	119,538
Berkshire Hathaway, Inc., Class B*	82,098	15,323,592
Voya Financial, Inc.	7,300	343,100

		15,786,230

Insurance (4.2%)
Aflac, Inc.	36,730	1,580,125
Alleghany Corp.	580	333,483
Allstate Corp. (The)	16,888	1,541,368
American Financial Group, Inc.	3,591	385,422
American International Group, Inc.	37,106	1,967,360
American National Insurance Co.	482	57,642
Arch Capital Group Ltd.*	16,503	436,669
Arthur J Gallagher & Co.	8,500	554,880
Aspen Insurance Holdings Ltd.	2,601	105,861
Assurant, Inc.	2,361	244,340
Assured Guaranty Ltd.	6,354	227,028
Athene Holding Ltd., Class A*	7,400	324,416
Axis Capital Holdings Ltd.	4,106	228,376
Brighthouse Financial, Inc.*	4,448	178,231
Brown & Brown, Inc.	11,970	331,928
Chubb Ltd.	22,386	2,843,470
Cincinnati Financial Corp.	7,756	518,566
CNA Financial Corp.	1,660	75,829
Erie Indemnity Co., Class A	400	46,904
Everest Re Group Ltd.	1,112	256,294
First American Financial Corp.	5,900	305,148
FNF Group	13,338	501,776
Hanover Insurance Group, Inc. (The)	2,059	246,174
Hartford Financial Services Group, Inc. (The)	17,099	874,272
Lincoln National Corp.	10,414	648,272
Loews Corp.	14,185	684,852
Markel Corp.*	589	638,682
Marsh & McLennan Cos., Inc.	13,000	1,065,610
Mercury General Corp.	1,474	67,155
MetLife, Inc.	41,630	1,815,068
Old Republic International Corp.	13,084	260,502
Principal Financial Group, Inc.	14,184	751,043
Prudential Financial, Inc.	20,211	1,889,931
Reinsurance Group of America, Inc.	3,403	454,232
RenaissanceRe Holdings Ltd.	1,951	234,744
Torchmark Corp.	4,962	403,956
Travelers Cos., Inc. (The)	10,475	1,281,512
Unum Group	9,789	362,095
Validus Holdings Ltd.	3,027	204,625
White Mountains Insurance Group Ltd.	135	122,392
Willis Towers Watson plc	6,400	970,240
WR Berkley Corp.	4,564	330,479
XL Group Ltd.	7,645	427,738

		26,778,690

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	19,800	368,082
Annaly Capital Management, Inc. (REIT)	60,495	622,494
Chimera Investment Corp. (REIT)	9,958	182,032
MFA Financial, Inc. (REIT)	22,100	167,518
New Residential Investment Corp. (REIT)	16,400	286,836
Starwood Property Trust, Inc. (REIT)	13,600	295,256
Two Harbors Investment Corp. (REIT)	7,700	121,660

		2,043,878

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	22,695	250,553
TFS Financial Corp.	1,543	24,333

		274,886

Total Financials		147,098,507

Health Care (13.6%)
Biotechnology (0.4%)
Agios Pharmaceuticals, Inc.*	200	16,846
Alexion Pharmaceuticals, Inc.*	1,700	211,055
Alnylam Pharmaceuticals, Inc.*	600	59,094
Amgen, Inc.	1,800	332,262
Biogen, Inc.*	700	203,168
Bluebird Bio, Inc.*	700	109,865
Gilead Sciences, Inc.	15,800	1,119,272
United Therapeutics Corp.*	2,200	248,930

		2,300,492

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	82,826	5,051,558
Baxter International, Inc.	21,323	1,574,490
Becton Dickinson and Co.	11,600	2,778,896
Boston Scientific Corp.*	15,000	490,500
Cooper Cos., Inc. (The)	1,926	453,477
Danaher Corp.	29,900	2,950,532
Dentsply Sirona, Inc.	10,600	463,962
Hill-Rom Holdings, Inc.	1,005	87,777
Hologic, Inc.*	12,800	508,800
Integra LifeSciences Holdings Corp.*	600	38,646
Medtronic plc	65,703	5,624,833
STERIS plc	4,500	472,545
Teleflex, Inc.	1,772	475,268
West Pharmaceutical Services, Inc.	2,600	258,154
Zimmer Biomet Holdings, Inc.	9,759	1,087,543

		22,316,981

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc. (x)*	4,200	171,822

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aetna, Inc.	9,797	$1,797,750
Anthem, Inc.	12,326	2,933,958
Cardinal Health, Inc.	14,778	721,610
Centene Corp.*	1,064	131,095
Cigna Corp.	6,800	1,155,660
CVS Health Corp.	49,075	3,157,976
DaVita, Inc.*	3,000	208,320
Envision Healthcare Corp.*	4,367	192,192
Express Scripts Holding Co.*	24,800	1,914,808
HCA Healthcare, Inc.	3,700	379,620
Henry Schein, Inc.*	6,200	450,368
Humana, Inc.	332	98,813
Laboratory Corp. of America Holdings*	4,580	822,247
McKesson Corp.	8,700	1,160,580
MEDNAX, Inc.*	4,900	212,072
Molina Healthcare, Inc.*	300	29,382
Premier, Inc., Class A*	1,700	61,846
Quest Diagnostics, Inc.	6,510	715,709
Universal Health Services, Inc., Class B	4,000	445,760
WellCare Health Plans, Inc.*	200	49,248

		16,810,836

Health Care Technology (0.1%)
Cerner Corp.*	8,300	496,257

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	15,400	952,336
Bio-Rad Laboratories, Inc., Class A*	1,010	291,425
Bruker Corp.	3,500	101,640
Charles River Laboratories International, Inc.*	500	56,130
IQVIA Holdings, Inc.*	7,400	738,668
PerkinElmer, Inc.	5,115	374,571
QIAGEN NV*	10,411	376,462
Thermo Fisher Scientific, Inc.	18,195	3,768,913
Waters Corp.*	200	38,718

		6,698,863

Pharmaceuticals (6.0%)
Allergan plc	16,400	2,734,208
Bristol-Myers Squibb Co.	36,900	2,042,046
Catalent, Inc.*	4,600	192,694
Eli Lilly & Co.	17,800	1,518,874
Jazz Pharmaceuticals plc*	200	34,460
Johnson & Johnson	106,702	12,947,221
Merck & Co., Inc.	121,672	7,385,490
Mylan NV*	24,600	889,044
Perrigo Co. plc	6,800	495,788
Pfizer, Inc.	281,200	10,201,936

		38,441,761

Total Health Care		87,065,190

Industrials (7.8%)
Aerospace & Defense (1.5%)
Arconic, Inc.	22,093	375,802
Curtiss-Wright Corp.	1,900	226,138
General Dynamics Corp.	6,803	1,268,147
Hexcel Corp.	3,200	212,416
Huntington Ingalls Industries, Inc.	400	86,716
L3 Technologies, Inc.	3,980	765,434
Lockheed Martin Corp.	1,000	295,430
Rockwell Collins, Inc.	6,800	915,824
Teledyne Technologies, Inc.*	1,900	378,214
Textron, Inc.	10,139	668,261
United Technologies Corp.	36,200	4,526,086

		9,718,468

Airlines (0.6%)
Alaska Air Group, Inc.	5,600	338,184
American Airlines Group, Inc.	20,000	759,200
Copa Holdings SA, Class A	1,500	141,930
Delta Air Lines, Inc.	23,300	1,154,282
JetBlue Airways Corp.*	16,400	311,272
Southwest Airlines Co.	7,200	366,336
United Continental Holdings, Inc.*	11,900	829,787

		3,900,991

Building Products (0.4%)
Allegion plc	600	46,416
Fortune Brands Home & Security, Inc.	3,900	209,391
Johnson Controls International plc	44,484	1,487,990
Lennox International, Inc.	200	40,030
Masco Corp.	5,600	209,552
Owens Corning	5,868	371,855
USG Corp.*	4,800	206,976

		2,572,210

Commercial Services & Supplies (0.2%)
ADT, Inc. (x)	3,600	31,140
Clean Harbors, Inc.*	2,300	127,765
KAR Auction Services, Inc.	200	10,960
Republic Services, Inc.	9,732	665,279
Stericycle, Inc.*	4,400	287,276
Waste Management, Inc.	3,049	248,006

		1,370,426

Construction & Engineering (0.2%)
AECOM*	7,694	254,133
Fluor Corp.	7,000	341,460
Jacobs Engineering Group, Inc.	6,078	385,892
Quanta Services, Inc.*	6,164	205,878
Valmont Industries, Inc.	1,200	180,900

		1,368,263

Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,900	220,153
AMETEK, Inc.	8,800	635,008
Eaton Corp. plc	21,074	1,575,070
Emerson Electric Co.	8,600	594,604
GrafTech International Ltd.	1,200	21,588
Hubbell, Inc.	1,090	115,257
nVent Electric plc*	8,536	214,254
Regal Beloit Corp.	2,352	192,394
Sensata Technologies Holding plc*	4,400	209,352

		3,777,680

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.7%)
3M Co.	4,600	$904,912
Carlisle Cos., Inc.	3,329	360,564
General Electric Co.	417,218	5,678,337
Honeywell International, Inc.	13,600	1,959,080
Roper Technologies, Inc.	4,000	1,103,640

		10,006,533

Machinery (1.3%)
AGCO Corp.	3,321	201,651
Caterpillar, Inc.	2,200	298,474
Colfax Corp.*	4,700	144,055
Crane Co.	2,741	219,636
Cummins, Inc.	4,600	611,800
Donaldson Co., Inc.	400	18,048
Dover Corp.	7,323	536,044
Flowserve Corp.	7,000	282,800
Fortive Corp.	1,600	123,376
Gardner Denver Holdings, Inc.*	3,000	88,170
Gates Industrial Corp. plc*	1,300	21,151
IDEX Corp.	260	35,485
Ingersoll-Rand plc	5,331	478,351
ITT, Inc.	4,400	229,988
Middleby Corp. (The) (x)*	1,000	104,420
Nordson Corp.	100	12,841
Oshkosh Corp.	4,000	281,280
PACCAR, Inc.	16,400	1,016,143
Parker-Hannifin Corp.	5,166	805,121
Pentair plc	8,536	359,195
Snap-on, Inc.	2,600	417,872
Stanley Black & Decker, Inc.	7,368	978,544
Terex Corp.	3,868	163,191
Timken Co. (The)	2,966	129,169
Trinity Industries, Inc.	7,406	253,730
Wabtec Corp.	3,100	305,598
Xylem, Inc.	3,613	243,444

		8,359,577

Marine (0.0%)
Kirby Corp.*	2,600	217,360

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	1,200	147,180
Equifax, Inc.	4,100	512,951
IHS Markit Ltd.*	18,600	959,574
ManpowerGroup, Inc.	3,467	298,370
Nielsen Holdings plc	16,830	520,552

		2,438,627

Road & Rail (0.8%)
AMERCO	300	106,845
CSX Corp.	21,300	1,358,514
Genesee & Wyoming, Inc., Class A*	2,800	227,696
Kansas City Southern	5,300	561,588
Knight-Swift Transportation Holdings, Inc.	5,900	225,439
Norfolk Southern Corp.	13,601	2,051,983
Ryder System, Inc.	2,609	187,483
Schneider National, Inc., Class B	1,500	41,265
Union Pacific Corp.	2,900	410,872

		5,171,685

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,800	201,456
HD Supply Holdings, Inc.*	6,000	257,340
MSC Industrial Direct Co., Inc., Class A	1,500	127,275
Univar, Inc.*	4,300	112,832
Watsco, Inc.	200	35,656
WESCO International, Inc.*	2,292	130,873

		865,432

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	4,300	181,460

Total Industrials		49,948,712

Information Technology (9.7%)
Communications Equipment (1.9%)
ARRIS International plc*	9,600	234,672
Cisco Systems, Inc.	233,700	10,056,111
CommScope Holding Co., Inc.*	8,800	257,004
EchoStar Corp., Class A*	2,359	104,740
Juniper Networks, Inc.	16,300	446,946
Motorola Solutions, Inc.	6,900	802,953

		11,902,426

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,495	338,384
Avnet, Inc.	6,258	268,406
Coherent, Inc.*	300	46,926
Corning, Inc.	39,167	1,077,483
Dolby Laboratories, Inc., Class A	3,100	191,239
FLIR Systems, Inc.	5,700	296,229
Jabil, Inc.	8,918	246,672
Keysight Technologies, Inc.*	9,800	578,494
Littelfuse, Inc.	100	22,818
National Instruments Corp.	1,200	50,376
Trimble, Inc.*	11,700	384,228

		3,501,255

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	400	29,292
eBay, Inc.*	35,200	1,276,352
LogMeIn, Inc.	1,000	103,250
Zillow Group, Inc., Class A*	1,000	59,750
Zillow Group, Inc., Class C (x)*	2,000	118,120

		1,586,764

IT Services (1.2%)
Amdocs Ltd.	7,271	481,267
Booz Allen Hamilton Holding Corp.	700	30,611
Cognizant Technology Solutions Corp., Class A	2,600	205,374
Conduent, Inc.*	9,200	167,164
CoreLogic, Inc.*	2,035	105,617
DXC Technology Co.	13,700	1,104,357
Euronet Worldwide, Inc.*	1,000	83,770
Fidelity National Information Services, Inc.	14,552	1,542,949
Genpact Ltd.	4,200	121,506
International Business Machines Corp.	12,400	1,732,280

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Leidos Holdings, Inc.	7,550	$445,450
Sabre Corp.	2,400	59,136
Teradata Corp.*	1,400	56,210
Western Union Co. (The)	15,600	317,148
Worldpay, Inc.*	12,700	1,038,606

		7,491,445

Semiconductors & Semiconductor Equipment (3.5%)
Analog Devices, Inc.	14,900	1,429,208
Broadcom, Inc.	8,300	2,013,912
Cypress Semiconductor Corp.	4,600	71,668
First Solar, Inc.*	4,000	210,640
Intel Corp.	226,111	11,239,978
Marvell Technology Group Ltd.	21,500	460,960
Micron Technology, Inc.*	11,929	625,557
NXP Semiconductors NV*	15,800	1,726,466
Qorvo, Inc.*	6,000	481,020
QUALCOMM, Inc.	71,700	4,023,804
Skyworks Solutions, Inc.	2,400	231,960
Teradyne, Inc.	7,500	285,525

		22,800,698

Software (1.7%)
Aspen Technology, Inc.*	100	9,274
Autodesk, Inc.*	1,600	209,744
CA, Inc.	16,258	579,598
Dell Technologies, Inc., Class V*	8,800	744,304
FireEye, Inc.*	2,300	35,397
Microsoft Corp.	19,400	1,913,034
Nuance Communications, Inc.*	15,300	212,441
Oracle Corp.	125,600	5,533,935
SS&C Technologies Holdings, Inc.	400	20,760
Symantec Corp.	29,400	607,110
Synopsys, Inc.*	6,386	546,450
Take-Two Interactive Software, Inc.*	2,100	248,556
Zynga, Inc., Class A*	36,500	148,555

		10,809,158

Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	74,500	1,088,445
HP, Inc.	79,100	1,794,779
NCR Corp.*	600	17,988
Western Digital Corp.	14,369	1,112,304
Xerox Corp.	12,275	294,600

		4,308,116

Total Information Technology		62,399,862

Materials (4.0%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	10,600	1,650,738
Albemarle Corp.	5,225	492,874
Ashland Global Holdings, Inc.	3,417	267,141
Axalta Coating Systems Ltd.*	5,900	178,829
Cabot Corp.	2,935	181,295
Celanese Corp.	2,300	255,438
CF Industries Holdings, Inc.	12,400	550,560
DowDuPont, Inc.	112,410	7,410,068
Eastman Chemical Co.	6,800	679,728
Ecolab, Inc.	6,700	940,211
FMC Corp.	3,700	330,077
Huntsman Corp.	10,201	297,869
International Flavors & Fragrances, Inc.	2,100	260,316
LyondellBasell Industries NV, Class A	8,000	878,800
Mosaic Co. (The)	17,800	499,290
Olin Corp.	8,800	252,736
Platform Specialty Products Corp.*	6,400	74,240
PPG Industries, Inc.	11,200	1,161,776
Praxair, Inc.	1,400	221,410
RPM International, Inc.	4,800	279,936
Scotts Miracle-Gro Co. (The)	800	66,528
Valvoline, Inc.	10,080	217,426
WR Grace & Co.	600	43,986

		17,191,272

Construction Materials (0.0%)
Eagle Materials, Inc.	200	20,994
Martin Marietta Materials, Inc.	300	66,999
Vulcan Materials Co.	482	62,207

		150,200

Containers & Packaging (0.6%)
AptarGroup, Inc.	2,899	270,709
Ardagh Group SA	500	8,310
Ball Corp.	16,300	579,465
Bemis Co., Inc.	4,771	201,384
Berry Global Group, Inc.*	2,900	133,226
Graphic Packaging Holding Co.	11,600	168,316
International Paper Co.	17,575	915,305
Owens-Illinois, Inc.*	7,100	119,351
Sealed Air Corp.	4,400	186,780
Silgan Holdings, Inc.	2,000	53,660
Sonoco Products Co.	4,582	240,555
WestRock Co.	12,089	689,315

		3,566,376

Metals & Mining (0.8%)
Alcoa Corp.*	9,831	460,877
Freeport-McMoRan, Inc.	69,400	1,197,844
Newmont Mining Corp.	25,500	961,605
Nucor Corp.	15,220	951,250
Reliance Steel & Aluminum Co.	3,809	333,440
Royal Gold, Inc.	2,200	204,248
Steel Dynamics, Inc.	10,201	468,736
United States Steel Corp.	8,524	296,209

		4,874,209

Paper & Forest Products (0.0%)
Domtar Corp.	3,046	145,416

Total Materials		25,927,473

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (4.8%)
Alexandria Real Estate Equities, Inc. (REIT)	4,442	560,447
American Campus Communities, Inc. (REIT)	7,200	308,736
American Homes 4 Rent (REIT), Class A	12,100	268,378

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	7,864	$332,647
Apple Hospitality REIT, Inc. (REIT)	11,200	200,256
AvalonBay Communities, Inc. (REIT)	6,657	1,144,272
Boston Properties, Inc. (REIT)	7,329	919,203
Brandywine Realty Trust (REIT)	8,453	142,687
Brixmor Property Group, Inc. (REIT)	16,300	284,109
Camden Property Trust (REIT)	4,688	427,217
Colony Capital, Inc. (REIT)	28,693	179,044
Columbia Property Trust, Inc. (REIT)	6,900	156,699
Corporate Office Properties Trust (REIT)	5,267	152,690
Crown Castle International Corp. (REIT)	4,800	517,536
CubeSmart (REIT)	8,400	270,648
CyrusOne, Inc. (REIT)	4,500	262,620
DCT Industrial Trust, Inc. (REIT)	5,000	333,650
DDR Corp. (REIT)	8,956	160,312
Digital Realty Trust, Inc. (REIT)	9,800	1,093,484
Douglas Emmett, Inc. (REIT)	7,449	299,301
Duke Realty Corp. (REIT)	18,202	528,404
Empire State Realty Trust, Inc. (REIT), Class A	6,800	116,280
EPR Properties (REIT)	3,500	226,765
Equity Commonwealth (REIT)*	6,717	211,586
Equity Residential (REIT)	17,209	1,096,041
Essex Property Trust, Inc. (REIT)	3,180	760,243
Extra Space Storage, Inc. (REIT)	1,000	99,810
Federal Realty Investment Trust (REIT)	3,400	430,270
Forest City Realty Trust, Inc. (REIT), Class A	12,360	281,932
Gaming and Leisure Properties, Inc. (REIT)	7,100	254,180
GGP, Inc. (REIT)	32,559	665,180
HCP, Inc. (REIT)	22,291	575,554
Healthcare Trust of America, Inc. (REIT), Class A	10,450	281,732
Highwoods Properties, Inc. (REIT)	5,300	268,869
Hospitality Properties Trust (REIT)	8,891	254,372
Host Hotels & Resorts, Inc. (REIT)	34,890	735,132
Hudson Pacific Properties, Inc. (REIT)	7,500	265,725
Invitation Homes, Inc. (REIT)	15,500	357,430
Iron Mountain, Inc. (REIT)	13,400	469,134
JBG SMITH Properties (REIT)	4,578	166,960
Kilroy Realty Corp. (REIT)	5,100	385,764
Kimco Realty Corp. (REIT)	20,433	347,157
Lamar Advertising Co. (REIT), Class A	500	34,155
Liberty Property Trust (REIT)	8,022	355,615
Life Storage, Inc. (REIT)	2,400	233,544
Macerich Co. (The) (REIT)	7,270	413,154
Medical Properties Trust, Inc. (REIT)	19,300	270,972
Mid-America Apartment Communities, Inc. (REIT)	5,759	579,759
National Retail Properties, Inc. (REIT)	8,200	360,472
Omega Healthcare Investors, Inc. (REIT)	8,300	257,300
Outfront Media, Inc. (REIT)	5,731	111,468
Paramount Group, Inc. (REIT)	10,000	154,000
Park Hotels & Resorts, Inc. (REIT)	9,357	286,605
Prologis, Inc. (REIT)	25,486	1,674,174
Rayonier, Inc. (REIT)	6,400	247,616
Realty Income Corp. (REIT)	14,526	781,354
Regency Centers Corp. (REIT)	7,975	495,088
Retail Properties of America, Inc. (REIT), Class A	10,400	132,912
Senior Housing Properties Trust (REIT)	11,479	207,655
Simon Property Group, Inc. (REIT)	1,100	187,209
SL Green Realty Corp. (REIT)	4,570	459,422
Spirit Realty Capital, Inc. (REIT)	22,400	179,872
STORE Capital Corp. (REIT)	7,800	213,720
Sun Communities, Inc. (REIT)	4,200	411,096
UDR, Inc. (REIT)	14,112	529,764
Uniti Group, Inc. (REIT)	8,842	177,105
Ventas, Inc. (REIT)	17,036	970,200
VEREIT, Inc. (REIT)	49,400	367,536
VICI Properties, Inc. (REIT)	12,600	260,064
Vornado Realty Trust (REIT)	8,156	602,892
Weingarten Realty Investors (REIT)	6,502	200,327
Welltower, Inc. (REIT)	17,870	1,120,270
Weyerhaeuser Co. (REIT)	36,371	1,326,087
WP Carey, Inc. (REIT)	5,700	378,195

		30,772,058

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	8,800	420,112
Howard Hughes Corp. (The)*	1,047	138,728
Jones Lang LaSalle, Inc.	2,300	381,777
Realogy Holdings Corp. (x)	6,300	143,640

		1,084,257

Total Real Estate		31,856,315

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.5%)
AT&T, Inc.	352,250	11,310,747
CenturyLink, Inc.	45,679	851,457
Verizon Communications, Inc.	200,400	10,082,124

		22,244,328

Wireless Telecommunication Services (0.1%)
Sprint Corp. (x)*	33,511	182,300
Telephone & Data Systems, Inc.	5,246	143,845
T-Mobile US, Inc.*	6,000	358,500
United States Cellular Corp.*	771	28,558

		713,203

Total Telecommunication Services		22,957,531

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (5.6%)
Electric Utilities (3.3%)
Alliant Energy Corp.	11,786	$498,784
American Electric Power Co., Inc.	23,754	1,644,965
Avangrid, Inc.	3,200	169,376
Duke Energy Corp.	33,893	2,680,257
Edison International	15,176	960,186
Entergy Corp.	8,569	692,290
Evergy, Inc.	12,868	722,538
Eversource Energy	15,167	888,938
Exelon Corp.	46,453	1,978,898
FirstEnergy Corp.	22,963	824,601
Hawaiian Electric Industries, Inc.	5,204	178,497
NextEra Energy, Inc.	22,784	3,805,611
OGE Energy Corp.	10,684	376,184
PG&E Corp.	24,709	1,051,615
Pinnacle West Capital Corp.	5,951	479,413
PPL Corp.	35,574	1,015,638
Southern Co. (The)	48,796	2,259,742
Xcel Energy, Inc.	24,419	1,115,460

		21,342,993

Gas Utilities (0.2%)
Atmos Energy Corp.	5,227	471,162
National Fuel Gas Co.	4,044	214,170
UGI Corp.	8,837	460,143

		1,145,475

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	33,686	451,729
NRG Energy, Inc.	14,794	454,176
Vistra Energy Corp.*	19,300	456,638

		1,362,543

Multi-Utilities (1.7%)
Ameren Corp.	11,525	701,296
CenterPoint Energy, Inc.	20,482	567,556
CMS Energy Corp.	13,370	632,134
Consolidated Edison, Inc.	14,877	1,160,108
Dominion Energy, Inc.	31,421	2,142,285
DTE Energy Co.	8,601	891,322
MDU Resources Group, Inc.	9,146	262,307
NiSource, Inc.	17,272	453,908
Public Service Enterprise Group, Inc.	24,258	1,313,328
SCANA Corp.	7,194	277,113
Sempra Energy	13,059	1,516,280
Vectren Corp.	4,214	301,090
WEC Energy Group, Inc.	15,086	975,310

		11,194,037

Water Utilities (0.2%)
American Water Works Co., Inc.	8,483	724,278
Aqua America, Inc.	8,971	315,600

		1,039,878

Total Utilities		36,084,926

Total Common Stocks (98.8%) (Cost $470,555,126)		632,311,037

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $400,071, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $408,000. (xx)	$400,000	400,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $300,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $306,000. (xx)	300,000	300,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $102,000. (xx)	100,000	100,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $400,170, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $421,715. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $75,189, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $76,680. (xx)	75,176	75,176
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $102,000. (xx)	$100,000	$100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various Common Stocks; total market value $111,220. (xx)	100,000	100,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $395,641, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $403,670. (xx)	395,575	395,575
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $500,087, collateralized by various Common Stocks; total market value $556,446. (xx)	500,000	500,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $400,069, collateralized by various Common Stocks; total market value $445,156. (xx)	400,000	400,000

Total Repurchase Agreements		2,870,751

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills 2.02%, 12/6/18#(p)	500,000	495,568

Total Short-Term Investments (0.5%) (Cost $3,366,183)		3,366,319

Total Investments in Securities (99.3%) (Cost $473,921,309)		635,677,356
Other Assets Less Liabilities (0.7%)		4,777,334

Net Assets (100%)		$640,454,690

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $495,568.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $3,254,392. This was secured by cash collateral of $2,870,751 which was subsequently invested in joint repurchase agreements with a total value of $2,870,751, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $475,385 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 8/23/18 – 8/15/47.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
State Street Corp.	16,328	1,847,562	—	(258,505)	163,654	(232,737)	1,519,974	14,682	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	60	9/2018	USD	8,164,800	(189,737)
S&P Midcap 400 E-Mini Index	2	9/2018	USD	391,220	(8,959)

					(198,696)

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$52,777,927	$—	$—	$52,777,927
Consumer Staples	46,003,158	—	—	46,003,158
Energy	70,191,436	—	—	70,191,436
Financials	147,098,507	—	—	147,098,507
Health Care	87,065,190	—	—	87,065,190
Industrials	49,948,712	—	—	49,948,712
Information Technology	62,399,862	—	—	62,399,862
Materials	25,927,473	—	—	25,927,473
Real Estate	31,856,315	—	—	31,856,315
Telecommunication Services	22,957,531	—	—	22,957,531
Utilities	36,084,926	—	—	36,084,926
Short-Term Investments
Repurchase Agreements	—	2,870,751	—	2,870,751
U.S. Treasury Obligations	—	495,568	—	495,568

Total Assets	$632,311,037	$3,366,319	$—	$635,677,356

Liabilities:
Futures	$(198,696)	$—	$—	$(198,696)

Total Liabilities	$(198,696)	$—	$—	$(198,696)

Total	$632,112,341	$3,366,319	$—	$635,478,660

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealizeddepreciation	$(198,696	)*

Total		$(198,696)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$426,014	$426,014

Total	$426,014	$426,014

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(274,749)	$(274,749)

Total	$(274,749)	$(274,749)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $9,307,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,851,054
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$93,143,392

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,071,983
Aggregate gross unrealized depreciation	(26,773,609)

Net unrealized appreciation	$158,298,374

Federal income tax cost of investments in securities and derivative instruments, if applicable	$477,180,286

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $558,483)	$1,519,974
Unaffiliated Issuers (Cost $470,492,075)	631,286,631
Repurchase Agreements (Cost $2,870,751)	2,870,751
Cash	7,395,121
Dividends, interest and other receivables	818,800
Receivable from Separate Accounts for Portfolio shares sold	187,992
Due from broker for futures variation margin	6,700
Securities lending income receivable	1,777
Other assets	7,036

Total assets	644,094,782

LIABILITIES
Payable for return of collateral on securities loaned	2,870,751
Payable to Separate Accounts for Portfolio shares redeemed	348,028
Investment management fees payable	186,657
Distribution fees payable – Class IB	120,319
Administrative fees payable	52,112
Distribution fees payable – Class IA	12,982
Accrued expenses	49,243

Total liabilities	3,640,092

NET ASSETS	$640,454,690

Net assets were comprised of:
Paid in capital	$451,834,517
Accumulated undistributed net investment income (loss)	6,144,007
Accumulated undistributed net realized gain (loss)	20,918,815
Net unrealized appreciation (depreciation)	161,557,351

Net assets	$640,454,690

Class IA
Net asset value, offering and redemption price per share, $62,631,132 / 6,898,886 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.08

Class IB
Net asset value, offering and redemption price per share, $577,699,295 / 63,839,057 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.05

Class K
Net asset value, offering and redemption price per share, $124,263 / 13,728 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.05

(x)	Includes value of securities on loan of $3,254,392.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($14,682 of dividend income received from affiliates) (net of $323 foreign withholding tax)	$8,055,315
Interest	42,119
Securities lending (net)	14,025

Total income	8,111,459

EXPENSES
Investment management fees	1,145,415
Distribution fees – Class IB	739,113
Administrative fees	319,460
Distribution fees – Class IA	78,886
Professional fees	32,738
Printing and mailing expenses	24,448
Custodian fees	22,514
Trustees’ fees	8,669
Miscellaneous	7,555

Total expenses	2,378,798

NET INVESTMENT INCOME (LOSS)	5,732,661

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($163,654 of realized gain (loss) from affiliates)	22,471,996
Futures contracts	426,014

Net realized gain (loss)	22,898,010

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(232,737) of change in unrealized appreciation (depreciation) from affiliates)	(41,460,929)
Futures contracts	(274,749)

Net change in unrealized appreciation (depreciation)	(41,735,678)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,837,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,105,007)

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,732,661	$11,520,834
Net realized gain (loss)	22,898,010	23,321,469
Net change in unrealized appreciation (depreciation)	(41,735,678)	44,825,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,105,007)	79,667,785

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,141,173)
Class IB	—	(10,379,978)
Class K	—	(2,442)

	—	(11,523,593)

Distributions from net realized capital gains
Class IA	—	(2,159,020)
Class IB	—	(19,676,810)
Class K	—	(4,074)

	—	(21,839,904)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(33,363,497)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 385,813 and 1,297,608 shares, respectively ]	3,535,768	11,750,866
Capital shares issued in reinvestment of dividends and distributions [ 0 and 361,091 shares, respectively ]	—	3,300,193
Capital shares repurchased [ (532,601) and (1,475,785) shares, respectively ]	(4,923,750)	(13,329,788)

Total Class IA transactions	(1,387,982)	1,721,271

Class IB
Capital shares sold [ 2,065,659 and 5,316,238 shares, respectively ]	18,970,215	47,680,700
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,299,263 shares, respectively ]	—	30,056,788
Capital shares repurchased [ (4,420,119) and (8,982,289) shares, respectively ]	(40,582,599)	(80,936,019)

Total Class IB transactions	(21,612,384)	(3,198,531)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 716 shares, respectively ]	—	6,516

Total Class K transactions	—	6,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,000,366)	(1,470,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,105,373)	44,833,544
NET ASSETS:
Beginning of period	676,560,063	631,726,519

End of period (a)	$640,454,690	$676,560,063

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,144,007	$411,346

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.26	$8.63	$7.76	$8.51	$7.67	$5.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.15	0.16	0.12	0.11
Net realized and unrealized gain (loss)	(0.26)	0.95	1.14	(0.54)	0.85	1.76

Total from investment operations	(0.18)	1.11	1.29	(0.38)	0.97	1.87

Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)	(0.16)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.31)	(0.26)	(0.21)	—	—

Total dividends and distributions	—	(0.48)	(0.42)	(0.37)	(0.13)	(0.11)

Net asset value, end of period	$9.08	$9.26	$8.63	$7.76	$8.51	$7.67

Total return (b)	(1.94)%	12.92%	16.57%	(4.46)%	12.59%	31.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,631	$65,263	$59,200	$57,074	$52,296	$42,374
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.73%	0.73%	0.73%	0.75%
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.73%	0.74%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.75%	1.78%	1.87%	1.90%	1.51%	1.61%
After waivers and fees paid indirectly (a)(f)	1.75%	1.78%	1.87%	1.90%	1.51%	1.62%
Before waivers and fees paid indirectly (a)(f)	1.75%	1.78%	1.87%	1.90%	1.51%	1.61%
Portfolio turnover rate (z)^	12%	13%	18%	19%	16%	17%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.23	$8.60	$7.74	$8.49	$7.65	$5.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.15	0.16	0.12	0.11
Net realized and unrealized gain (loss)	(0.26)	0.95	1.12	(0.54)	0.85	1.76

Total from investment operations	(0.18)	1.11	1.27	(0.38)	0.97	1.87

Less distributions:
Dividends from net investment income	—	(0.17)	(0.15)	(0.16)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.31)	(0.26)	(0.21)	—	—

Total dividends and distributions	—	(0.48)	(0.41)	(0.37)	(0.13)	(0.11)

Net asset value, end of period	$9.05	$9.23	$8.60	$7.74	$8.49	$7.65

Total return (b)	(1.95)%	12.96%	16.47%	(4.47)%	12.62%	31.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$577,699	$611,171	$572,415	$506,067	$556,305	$464,380
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.73%	0.73%	0.73%	0.75%
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.73%	0.74%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.75%	1.78%	1.88%	1.86%	1.51%	1.61%
After waivers and fees paid indirectly (a)(f)	1.75%	1.78%	1.88%	1.86%	1.51%	1.62%
Before waivers and fees paid indirectly (a)(f)	1.75%	1.78%	1.88%	1.86%	1.51%	1.61%
Portfolio turnover rate (z)^	12%	13%	18%	19%	16%	17%

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,		May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		Year Ended December 31,
		2017	2016					2014	2013
Net asset value, beginning of period	$9.22	$8.59	$7.73	$8.49		$8.58		$7.70	$5.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.17	0.13		0.05		0.17	0.11
Net realized and unrealized gain (loss)	(0.26)	0.95	1.13	(0.50)		(0.02)		0.86	1.81

Total from investment operations	(0.17)	1.13	1.30	(0.37)		0.03		1.03	1.92

Less distributions:
Dividends from net investment income	—	(0.19)	(0.18)	(0.18)		—		(0.15)	(0.13)
Distributions from net realized gains	—	(0.31)	(0.26)	(0.21)		—		—	—

Total dividends and distributions	—	(0.50)	(0.44)	(0.39)		—		(0.15)	(0.13)

Net asset value, end of period	$9.05	$9.22	$8.59	$7.73		$8.61		$8.58	$7.70

Total return (b)	(1.84)%	13.24%	16.79%	(4.34)%		0.35%		13.36%	32.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124	$127	$112	$96		$—		$— #	$— #
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%	0.48%	0.48%	0.48%		0.48%		0.48%	0.46%
After waivers and fees paid indirectly (a)(f)	0.48%	0.48%	0.48%	0.48%		0.48%		0.48%	0.46%
Before waivers and fees paid indirectly (a)(f)	0.48%	0.48%	0.48%	0.48%		0.48%		0.48%	0.46%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.00%	2.03%	2.13%	2.36	%(l)	1.73	%(l)	2.04%	1.70%
After waivers and fees paid indirectly (a)(f)	2.00%	2.03%	2.13%	2.36	%(l)	1.73	%(l)	2.04%	1.71%
Before waivers and fees paid indirectly (a)(f)	2.00%	2.03%	2.13%	2.36	%(l)	1.73	%(l)	2.04%	1.71%
Portfolio turnover rate (z)^	12%	13%	18%	19%		19%		16%	17%
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Amount is less than $500.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1105

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Information Technology	$283,506,867	20.3%
Consumer Staples	269,803,410	19.4
Health Care	194,786,613	14.0
Industrials	174,009,556	12.5
Financials	157,286,283	11.3
Consumer Discretionary	138,942,549	10.0
Materials	99,734,022	7.2
Energy	29,161,219	2.1
Telecommunication Services	14,575,579	1.0
Utilities	9,083,308	0.6
Cash and Other	22,943,596	1.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,010.82	$5.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class IB
Actual	1,000.00	1,010.80	5.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	1,012.02	4.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.20%, 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1106

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.1%)
Brambles Ltd.	1,540,132	$10,121,199
Caltex Australia Ltd.	262,125	6,312,292
Oil Search Ltd.	2,010,802	13,244,036

		29,677,527

Brazil (0.4%)
Ambev SA (ADR)	1,160,347	5,372,407

Canada (4.0%)
Canadian National Railway Co.	390,788	31,946,919
Element Fleet Management Corp.	667,216	3,136,496
Ritchie Bros Auctioneers, Inc.	322,083	10,985,587
Suncor Energy, Inc.	236,020	9,604,891

		55,673,893

China (6.5%)
Alibaba Group Holding Ltd. (ADR)*	147,956	27,450,276
Baidu, Inc. (ADR)*	125,377	30,466,611
China Resources Beer Holdings Co. Ltd.	2,224,000	10,800,245
China Resources Gas Group Ltd.	2,096,000	9,083,308
Yum China Holdings, Inc.	322,406	12,399,735

		90,200,175

Denmark (0.8%)
Novo Nordisk A/S, Class B	234,482	10,878,874

France (18.1%)
Air Liquide SA	158,374	19,919,024
Danone SA	380,043	27,902,600
Dassault Systemes SE	84,932	11,902,031
Essilor International Cie Generale d’Optique SA	189,111	26,700,018
Kering SA	42,411	23,951,531
Legrand SA	98,336	7,223,233
L’Oreal SA	153,398	37,887,726
LVMH Moet Hennessy Louis Vuitton SE	95,950	31,956,777
Pernod Ricard SA	189,408	30,944,574
Publicis Groupe SA	144,184	9,924,204
Schneider Electric SE	285,460	23,808,585

		252,120,303

Germany (10.6%)
Bayer AG (Registered)	252,117	27,778,738
Brenntag AG	197,319	10,996,078
Fresenius Medical Care AG & Co. KGaA	187,359	18,899,757
GEA Group AG	269,741	9,100,452
Linde AG	102,552	24,478,990
SAP SE	383,226	44,283,225
Symrise AG	137,895	12,093,637

		147,630,877

Hong Kong (3.0%)
AIA Group Ltd.	4,810,169	42,058,937

India (2.9%)
Adani Ports & Special Economic Zone Ltd.	472,144	2,571,416
HDFC Bank Ltd.	869,065	26,950,683
ITC Ltd.	2,904,376	11,284,316

		40,806,415

Ireland (0.9%)
Paddy Power Betfair plc	108,096	11,840,754

Israel (1.6%)
Mellanox Technologies Ltd.*	64,968	5,476,803
Nice Ltd. (ADR)*	166,555	17,283,412

		22,760,215

Italy (0.7%)
Prysmian SpA	381,527	9,503,522

Japan (9.2%)
AEON Financial Service Co. Ltd.	566,300	12,091,706
Bandai Namco Holdings, Inc.	159,100	6,567,195
Hitachi Ltd.	1,904,000	13,441,416
Japan Tobacco, Inc.	556,800	15,565,154
Kao Corp.	187,000	14,272,230
Obic Co. Ltd.	128,200	10,618,200
SoftBank Group Corp.	202,400	14,575,579
Sundrug Co. Ltd.	315,100	12,778,747
Terumo Corp.	270,600	15,520,119
TOTO Ltd.	256,400	11,903,500

		127,333,846

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	2,189,838	12,908,414
Grupo Financiero Inbursa SAB de CV, Class O	1,722,421	2,411,012

		15,319,426

Netherlands (1.6%)
Akzo Nobel NV	262,240	22,453,801

Peru (0.6%)
Credicorp Ltd.	39,121	8,806,920

Singapore (1.2%)
DBS Group Holdings Ltd.	847,600	16,553,861

South Korea (0.8%)
NAVER Corp.	16,874	11,552,142

Spain (1.6%)
Amadeus IT Group SA	280,239	22,122,986

Switzerland (11.4%)
Julius Baer Group Ltd.*	197,736	11,636,932
Nestle SA (Registered)	658,936	51,168,513
Novartis AG (Registered)	321,584	24,445,969
Roche Holding AG	189,873	42,286,671
Sika AG (Registered)	60,780	8,432,972
UBS Group AG (Registered)*	1,339,656	20,731,322

		158,702,379

See Notes to Financial Statements.

1107

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (3.3%)
MediaTek, Inc.	647,000	$6,366,335
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,085,317	39,679,189

		46,045,524

United Kingdom (10.9%)
Burberry Group plc	485,334	13,835,222
Compass Group plc	719,380	15,366,067
Croda International plc	194,962	12,355,598
Diageo plc	752,578	27,035,306
Experian plc	730,109	18,061,957
Intertek Group plc	109,061	8,227,225
Reckitt Benckiser Group plc	301,091	24,791,592
Rolls-Royce Holdings plc*	1,491,815	19,455,907
Rolls-Royce plc (Preference) (q)(r)*	78,784,298	103,976
WPP plc	832,098	13,101,064

		152,333,914

United States (5.1%)
Accenture plc, Class A	254,781	41,679,624
Luxoft Holding, Inc.*	32,147	1,184,617
Mettler-Toledo International, Inc.*	24,722	14,304,891
QIAGEN NV*	383,462	13,971,576

		71,140,708

Total Investments in Securities (98.4%) (Cost $909,039,257)		1,370,889,406
Other Assets Less Liabilities (1.6%)		22,943,596

Net Assets (100%)		$1,393,833,002

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
JPY	— Japanese Yen
USD	— United States Dollar

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Information Technology	$283,506,867	20.3%
Consumer Staples	269,803,410	19.4
Health Care	194,786,613	14.0
Industrials	174,009,556	12.5
Financials	157,286,283	11.3
Consumer Discretionary	138,942,549	10.0
Materials	99,734,022	7.2
Energy	29,161,219	2.1
Telecommunication Services	14,575,579	1.0
Utilities	9,083,308	0.6
Cash and Other	22,943,596	1.6

		100.0%

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	633,411	JPY	70,105,018	BNP Paribas	7/5/2018	125

Net unrealized appreciation						125

See Notes to Financial Statements.

1108

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,399,735	$126,542,814	$—	$138,942,549
Consumer Staples	5,372,407	264,431,003	—	269,803,410
Energy	9,604,891	19,556,328	—	29,161,219
Financials	27,262,842	130,023,441	—	157,286,283
Health Care	14,304,891	180,481,722	—	194,786,613
Industrials	42,932,506	130,973,074	103,976	174,009,556
Information Technology	163,220,532	120,286,335	—	283,506,867
Materials	—	99,734,022	—	99,734,022
Telecommunication Services	—	14,575,579	—	14,575,579
Utilities	—	9,083,308	—	9,083,308
Forward Currency Contracts	—	125	—	125

Total Assets	$275,097,804	$1,095,687,751	$103,976	$1,370,889,531

Total Liabilities	$—	$—	$—	$—

Total	$275,097,804	$1,095,687,751	$103,976	$1,370,889,531

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$125

Total		$125

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Currency Contracts	Total
Foreign exchange contracts	$(77,920)	$(77,920)

Total	$(77,920)	$(77,920)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Currency Contracts	Total
Foreign exchange contracts	$125	$125

Total	$125	$125

^ This Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

1109

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $463,000 for three months during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio’s as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$125	$—	$—	$125

Total	$125	$—	$—	$125

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$126,315,035
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$251,367,662

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,232,733
Aggregate gross unrealized depreciation	(35,458,438)

Net unrealized appreciation	$457,774,295

Federal income tax cost of investments in securities and derivative instruments, if applicable	$913,115,236

See Notes to Financial Statements.

1110

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $909,039,257)	$1,370,889,406
Cash	14,527,576
Foreign cash (Cost $98,607)	98,695
Dividends, interest and other receivables	6,621,440
Receivable for securities sold	5,155,444
Receivable from Separate Accounts for Portfolio shares sold	216,188
Unrealized appreciation on forward foreign currency contracts	125
Other assets	15,346

Total assets	1,397,524,220

LIABILITIES
Payable for securities purchased	1,633,715
Investment management fees payable	942,092
Payable to Separate Accounts for Portfolio shares redeemed	720,593
Administrative fees payable	113,369
Distribution fees payable – Class IB	56,787
Accrued India taxes	36,036
Distribution fees payable – Class IA	6,955
Accrued expenses	181,671

Total liabilities	3,691,218

NET ASSETS	$1,393,833,002

Net assets were comprised of:
Paid in capital	$823,786,017
Accumulated undistributed net investment income (loss)	16,301,168
Accumulated undistributed net realized gain (loss)	91,965,409
Net unrealized appreciation (depreciation) (net of India tax of $(36,036) on unrealized appreciation on investments)	461,780,408

Net assets	$1,393,833,002

Class IA
Net asset value, offering and redemption price per share, $33,760,877 / 4,016,262 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.41

Class IB
Net asset value, offering and redemption price per share, $274,080,744 / 32,544,395 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.42

Class K
Net asset value, offering and redemption price per share, $1,085,991,381 / 128,993,555 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,098,276 foreign withholding tax)	$21,122,181
Income from non-cash dividends	2,272,229
Interest	56,832

Total income	23,451,242

EXPENSES
Investment management fees	5,894,510
Administrative fees	688,996
Distribution fees – Class IB	334,667
Custodian fees	160,171
Professional fees	60,922
Printing and mailing expenses	52,773
Distribution fees – Class IA	39,828
Trustees’ fees	15,911
Miscellaneous	17,349

Gross expenses	7,265,127
Less: Waiver from investment manager	(184,863)

Net expenses	7,080,264

NET INVESTMENT INCOME (LOSS)	16,370,978

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	76,580,758
Forward foreign currency contracts	(77,920)
Foreign currency transactions	110,267

Net realized gain (loss)	76,613,105

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $22,585 on unrealized depreciation on investments)	(75,318,340)
Forward foreign currency contracts	125
Foreign currency translations	(115,414)

Net change in unrealized appreciation (depreciation)	(75,433,629)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,179,476

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,550,454

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,370,978	$14,100,299
Net realized gain (loss)	76,613,105	71,857,388
Net change in unrealized appreciation (depreciation)	(75,433,629)	310,829,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,550,454	396,787,672

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(281,009)
Class IB	—	(1,922,648)
Class K	—	(12,014,776)

	—	(14,218,433)

Distributions from net realized capital gains
Class IA	—	(1,269,807)
Class IB	—	(8,687,968)
Class K	—	(41,762,900)

	—	(51,720,675)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(65,939,108)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 576,089 and 1,081,504 shares, respectively ]	4,843,809	8,469,464
Capital shares issued in reinvestment of dividends and distributions [ 0 and 189,902 shares, respectively ]	—	1,550,816
Capital shares repurchased [ (159,712) and (1,518,426) shares, respectively ]	(1,340,779)	(12,306,660)

Total Class IA transactions	3,503,030	(2,286,380)

Class IB
Capital shares sold [ 2,527,791 and 4,788,925 shares, respectively ]	21,267,702	36,956,707
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,296,877 shares, respectively ]	—	10,610,616
Capital shares repurchased [ (1,444,778) and (3,058,680) shares, respectively ]	(12,141,697)	(23,359,982)

Total Class IB transactions	9,126,005	24,207,341

Class K
Capital shares sold [ 901,639 and 5,002,547 shares, respectively ]	7,586,045	37,446,472
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,585,728 shares, respectively ]	—	53,777,676
Capital shares repurchased [ (18,170,211) and (23,544,340) shares, respectively ]	(153,189,509)	(186,854,138)

Total Class K transactions	(145,603,464)	(95,629,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(132,974,429)	(73,709,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,423,975)	257,139,535
NET ASSETS:
Beginning of period	1,509,256,977	1,252,117,442

End of period (a)	$1,393,833,002	$1,509,256,977

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,301,168	$(69,810)

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.32	$6.57	$6.52	$6.65	$7.38	$6.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.06	0.06	0.04	0.08	0.04
Net realized and unrealized gain (loss)	— #	2.04	0.07	(0.02)	(0.45)	0.85

Total from investment operations	0.09	2.10	0.13	0.02	(0.37)	0.89

Less distributions:
Dividends from net investment income	—	(0.06)	(0.07)	(0.06)	(0.07)	(0.06)
Distributions from net realized gains	—	(0.29)	(0.01)	(0.09)	(0.29)	(0.07)

Total dividends and distributions	—	(0.35)	(0.08)	(0.15)	(0.36)	(0.13)

Net asset value, end of period	$8.41	$8.32	$6.57	$6.52	$6.65	$7.38

Total return (b)	1.08%	32.11%	1.95%	0.23%	(5.09)%	13.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,761	$29,947	$25,282	$24,379	$20,631	$18,409
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%	1.22%	1.23%	1.23%	1.24%
Before waivers (a)(f)	1.23%	1.23%	1.23%	1.23%	1.23%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.22%	0.74%	0.97%	0.63%	1.16%	0.63%
Before waivers (a)(f)	2.19%	0.72%	0.96%	0.63%	1.16%	0.63%
Portfolio turnover rate (z)^	9%	12%	20%	27%	22%	31%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.33	$6.58	$6.53	$6.66	$7.39	$6.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.06	0.06	0.04	0.09	0.08
Net realized and unrealized gain (loss)	— #	2.04	0.07	(0.02)	(0.46)	0.81

Total from investment operations	0.09	2.10	0.13	0.02	(0.37)	0.89

Less distributions:
Dividends from net investment income	—	(0.06)	(0.07)	(0.06)	(0.07)	(0.06)
Distributions from net realized gains	—	(0.29)	(0.01)	(0.09)	(0.29)	(0.07)

Total dividends and distributions	—	(0.35)	(0.08)	(0.15)	(0.36)	(0.13)

Net asset value, end of period	$8.42	$8.33	$6.58	$6.53	$6.66	$7.39

Total return (b)	1.08%	32.06%	1.95%	0.23%	(5.08)%	13.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$274,081	$262,212	$187,210	$179,695	$176,193	$184,658
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%	1.22%	1.23%	1.23%	1.24%
Before waivers (a)(f)	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.18%	0.75%	0.95%	0.65%	1.18%	1.21%
Before waivers (a)(f)	2.15%	0.73%	0.94%	0.65%	1.18%	1.21%
Portfolio turnover rate (z)^	9%	12%	20%	27%	22%	31%

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.32	$6.57	$6.52	$6.65	$7.38	$6.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.08	0.08	0.06	0.10	0.07
Net realized and unrealized gain (loss)	— #	2.04	0.06	(0.03)	(0.45)	0.84

Total from investment operations	0.10	2.12	0.14	0.03	(0.35)	0.91

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.07)	(0.09)	(0.08)
Distributions from net realized gains	—	(0.29)	(0.01)	(0.09)	(0.29)	(0.07)

Total dividends and distributions	—	(0.37)	(0.09)	(0.16)	(0.38)	(0.15)

Net asset value, end of period	$8.42	$8.32	$6.57	$6.52	$6.65	$7.38

Total return (b)	1.20%	32.41%	2.21%	0.48%	(4.84)%	13.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,085,991	$1,217,098	$1,039,625	$1,006,718	$978,242	$1,096,824
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.97%	0.98%	0.98%	0.99%
Before waivers (a)(f)	0.98%	0.98%	0.98%	0.98%	0.98%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.36%	1.03%	1.23%	0.89%	1.43%	0.97%
Before waivers (a)(f)	2.33%	1.00%	1.22%	0.89%	1.43%	0.97%
Portfolio turnover rate (z)^	9%	12%	20%	27%	22%	31%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1114

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	16.4%
Information Technology	16.2
Industrials	14.4
Consumer Discretionary	12.9
Real Estate	9.5
Health Care	9.2
Materials	7.0
Energy	5.3
Utilities	4.8
Consumer Staples	3.4
Repurchase Agreements	3.4
Telecommunication Services	0.1
U.S. Treasury Obligations	0.0 #
Cash and Other	(2.6)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,031.27	$3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.59
Class IB
Actual	1,000.00	1,031.11	3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.59
Class K
Actual	1,000.00	1,032.57	2.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.34

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1115

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.7%)
Dana, Inc.	168,300	$3,397,977
Delphi Technologies plc	100,700	4,577,822
Gentex Corp.	314,817	7,247,087

		15,222,886

Automobiles (0.3%)
Thor Industries, Inc.	55,630	5,417,806

Distributors (0.3%)
Pool Corp.	45,852	6,946,578

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	68,115	3,276,332
Graham Holdings Co., Class B	5,200	3,047,720
Service Corp. International	208,687	7,468,907
Sotheby’s*	42,534	2,311,298

		16,104,257

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.	95,100	3,296,166
Brinker International, Inc. (x)	52,603	2,503,903
Cheesecake Factory, Inc. (The) (x)	48,728	2,682,964
Churchill Downs, Inc.	13,073	3,876,145
Cracker Barrel Old Country Store, Inc. (x)	27,700	4,327,017
Domino’s Pizza, Inc.	48,518	13,690,323
Dunkin’ Brands Group, Inc. (x)	95,446	6,592,454
ILG, Inc.	118,900	3,927,267
International Speedway Corp., Class A	27,581	1,232,871
Jack in the Box, Inc.	33,613	2,861,139
Papa John’s International, Inc.	27,941	1,417,168
Scientific Games Corp., Class A*	61,100	3,003,065
Six Flags Entertainment Corp. (x)	89,281	6,254,134
Texas Roadhouse, Inc.	74,300	4,867,393
Wendy’s Co. (The)	203,971	3,504,222
Wyndham Destinations, Inc.	113,800	5,037,926
Wyndham Hotels & Resorts, Inc.	113,800	6,694,853

		75,769,010

Household Durables (1.5%)
Helen of Troy Ltd.*	30,500	3,002,725
KB Home	94,170	2,565,191
NVR, Inc.*	3,910	11,614,068
Tempur Sealy International, Inc. (x)*	51,710	2,484,666
Toll Brothers, Inc.	161,853	5,986,942
TRI Pointe Group, Inc.*	169,400	2,771,384
Tupperware Brands Corp.	57,355	2,365,320

		30,790,296

Leisure Products (0.7%)
Brunswick Corp.	99,435	6,411,569
Polaris Industries, Inc.	67,510	8,248,372

		14,659,941

Media (1.5%)
AMC Networks, Inc., Class A*	55,559	3,455,770
Cable One, Inc.	5,300	3,886,437
Cinemark Holdings, Inc.	122,704	4,304,456
John Wiley & Sons, Inc., Class A	51,940	3,241,056
Live Nation Entertainment, Inc.*	154,900	7,523,494
Meredith Corp. (x)	45,214	2,305,914
New York Times Co. (The), Class A (x)	145,636	3,771,972
TEGNA, Inc.	241,000	2,614,850

		31,103,949

Multiline Retail (0.4%)
Big Lots, Inc.	46,825	1,956,349
Dillard’s, Inc., Class A (x)	23,600	2,230,200
Ollie’s Bargain Outlet Holdings, Inc.*	56,100	4,067,250

		8,253,799

Specialty Retail (2.2%)
Aaron’s, Inc.	69,786	3,032,202
American Eagle Outfitters, Inc.	191,627	4,455,328
AutoNation, Inc.*	66,600	3,235,428
Bed Bath & Beyond, Inc. (x)	160,800	3,203,940
Dick’s Sporting Goods, Inc.	92,786	3,270,707
Five Below, Inc.*	64,000	6,253,439
Michaels Cos., Inc. (The)*	126,056	2,416,494
Murphy USA, Inc.*	35,000	2,600,150
Sally Beauty Holdings, Inc. (x)*	138,900	2,226,567
Signet Jewelers Ltd.	69,000	3,846,750
Urban Outfitters, Inc.*	92,800	4,134,240
Williams-Sonoma, Inc. (x)	88,041	5,403,956

		44,079,201

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	54,220	5,876,905
Deckers Outdoor Corp.*	36,513	4,121,953
Skechers U.S.A., Inc., Class A*	154,100	4,624,541

		14,623,399

Total Consumer Discretionary		262,971,122

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	9,854	2,953,244

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	42,606	4,477,039
Sprouts Farmers Market, Inc.*	138,900	3,065,523
United Natural Foods, Inc.*	55,987	2,388,405

		9,930,967

Food Products (2.2%)
Flowers Foods, Inc.	210,696	4,388,798
Hain Celestial Group, Inc. (The)*	118,164	3,521,287
Ingredion, Inc.	83,009	9,189,096
Lamb Weston Holdings, Inc.	167,900	11,502,830
Lancaster Colony Corp.	21,888	3,029,737

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	77,454	$6,662,593
Sanderson Farms, Inc.	22,500	2,365,875
Tootsie Roll Industries, Inc. (x)	22,612	697,580
TreeHouse Foods, Inc.*	64,200	3,371,142

		44,728,938

Household Products (0.2%)
Energizer Holdings, Inc.	68,688	4,324,596

Personal Products (0.4%)
Edgewell Personal Care Co.*	62,588	3,158,190
Nu Skin Enterprises, Inc., Class A	63,100	4,933,789

		8,091,979

Total Consumer Staples		70,029,724

Energy (5.3%)
Energy Equipment & Services (2.1%)
Apergy Corp.*	87,300	3,644,775
Core Laboratories NV (x)	50,800	6,411,468
Diamond Offshore Drilling, Inc. (x)*	73,649	1,536,318
Dril-Quip, Inc.*	42,485	2,183,729
Ensco plc, Class A	490,900	3,563,934
McDermott International, Inc.*	202,633	3,981,738
Nabors Industries Ltd.	404,401	2,592,210
Oceaneering International, Inc.	112,524	2,864,861
Patterson-UTI Energy, Inc.	250,075	4,501,350
Rowan Cos. plc, Class A*	129,125	2,094,408
Superior Energy Services, Inc.*	171,816	1,673,488
Transocean Ltd. (x)*	499,400	6,711,936

		41,760,215

Oil, Gas & Consumable Fuels (3.2%)
Callon Petroleum Co.*	258,162	2,772,660
Chesapeake Energy Corp. (x)*	1,035,700	5,427,068
CNX Resources Corp.*	231,800	4,121,404
Energen Corp.*	111,180	8,096,128
Gulfport Energy Corp.*	185,000	2,325,450
Matador Resources Co.*	119,149	3,580,427
Murphy Oil Corp.	186,000	6,281,220
Oasis Petroleum, Inc.*	299,900	3,889,703
PBF Energy, Inc., Class A	129,183	5,416,643
QEP Resources, Inc.*	274,802	3,369,073
Range Resources Corp.	261,900	4,381,587
SM Energy Co.	118,462	3,043,289
Southwestern Energy Co.*	582,992	3,089,858
World Fuel Services Corp.	75,900	1,549,119
WPX Energy, Inc.*	455,400	8,210,861

		65,554,490

Total Energy		107,314,705

Financials (16.4%)
Banks (8.0%)
Associated Banc-Corp.	193,786	5,290,358
BancorpSouth Bank	94,789	3,123,298
Bank of Hawaii Corp.	47,678	3,977,299
Bank of the Ozarks	137,600	6,197,504
Cathay General Bancorp	88,347	3,577,170
Chemical Financial Corp.	81,057	4,512,443
Commerce Bancshares, Inc.	107,530	6,958,266
Cullen/Frost Bankers, Inc.	65,746	7,116,347
East West Bancorp, Inc.	166,276	10,841,195
First Horizon National Corp.	370,900	6,616,856
FNB Corp.	367,460	4,931,313
Fulton Financial Corp.	203,437	3,356,711
Hancock Whitney Corp.	96,854	4,518,239
Home BancShares, Inc.	177,500	4,004,400
International Bancshares Corp.	60,652	2,595,906
MB Financial, Inc.	95,500	4,459,850
PacWest Bancorp	143,982	7,115,590
Pinnacle Financial Partners, Inc.	84,005	5,153,707
Prosperity Bancshares, Inc.	79,339	5,423,614
Signature Bank*	61,700	7,890,196
Sterling Bancorp	255,100	5,994,850
Synovus Financial Corp.	136,400	7,206,012
TCF Financial Corp.	196,142	4,829,016
Texas Capital Bancshares, Inc.*	56,368	5,157,672
Trustmark Corp.	76,263	2,488,462
UMB Financial Corp.	50,157	3,823,468
Umpqua Holdings Corp.	252,600	5,706,234
United Bankshares, Inc. (x)	120,688	4,393,043
Valley National Bancorp	301,100	3,661,376
Webster Financial Corp.	104,372	6,648,496
Wintrust Financial Corp.	63,870	5,559,884

		163,128,775

Capital Markets (3.0%)
Eaton Vance Corp.	136,222	7,109,426
Evercore, Inc., Class A	46,600	4,913,970
FactSet Research Systems, Inc.	44,620	8,839,222
Federated Investors, Inc., Class B	106,775	2,489,993
Interactive Brokers Group, Inc., Class A	81,164	5,227,773
Janus Henderson Group plc	204,449	6,282,718
Legg Mason, Inc.	96,000	3,334,080
MarketAxess Holdings, Inc.	43,200	8,547,552
SEI Investments Co.	150,652	9,418,763
Stifel Financial Corp.	81,600	4,263,600

		60,427,097

Consumer Finance (0.5%)
Navient Corp.	305,600	3,981,968
SLM Corp.*	492,555	5,639,755

		9,621,723

Insurance (4.3%)
Alleghany Corp.	17,437	10,025,752
American Financial Group, Inc.	79,689	8,553,020
Aspen Insurance Holdings Ltd.	66,805	2,718,964
Brown & Brown, Inc.	263,682	7,311,902
CNO Financial Group, Inc.	193,484	3,683,935
First American Financial Corp.	128,324	6,636,917
Genworth Financial, Inc., Class A*	563,200	2,534,400
Hanover Insurance Group, Inc. (The)	48,714	5,824,246
Kemper Corp.	55,691	4,213,024
Mercury General Corp.	40,936	1,865,044
Old Republic International Corp.	284,487	5,664,136

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	50,800	$5,059,680
Reinsurance Group of America, Inc.	73,599	9,823,995
RenaissanceRe Holdings Ltd.	46,402	5,583,089
WR Berkley Corp.	109,749	7,946,925

		87,445,029

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc. (x)*	8,800	1,881,440
New York Community Bancorp, Inc.	556,245	6,140,945
Washington Federal, Inc.	97,933	3,202,409

		11,224,794

Total Financials		331,847,418

Health Care (9.2%)
Biotechnology (0.6%)
Exelixis, Inc.*	321,400	6,916,528
United Therapeutics Corp.*	49,658	5,618,803

		12,535,331

Health Care Equipment & Supplies (3.9%)
Cantel Medical Corp.	40,400	3,973,744
Globus Medical, Inc., Class A*	84,555	4,266,645
Haemonetics Corp.*	60,200	5,398,736
Halyard Health, Inc.*	52,600	3,011,350
Hill-Rom Holdings, Inc.	76,209	6,656,094
ICU Medical, Inc.*	17,300	5,080,145
Integra LifeSciences Holdings Corp.*	81,300	5,236,533
LivaNova plc*	49,441	4,935,201
Masimo Corp.*	54,527	5,324,562
NuVasive, Inc.*	59,400	3,095,928
STERIS plc	97,020	10,188,070
Teleflex, Inc.	52,272	14,019,872
West Pharmaceutical Services, Inc.	84,656	8,405,494

		79,592,374

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc. (x)*	94,800	3,878,268
Chemed Corp.	18,400	5,921,304
Encompass Health Corp.	112,400	7,611,728
LifePoint Health, Inc.*	44,239	2,158,863
MEDNAX, Inc.*	106,560	4,611,917
Molina Healthcare, Inc.*	54,700	5,357,318
Patterson Cos., Inc. (x)	93,100	2,110,577
Tenet Healthcare Corp.*	94,500	3,172,365
WellCare Health Plans, Inc.*	51,308	12,634,082

		47,456,422

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	206,186	2,474,232
Medidata Solutions, Inc.*	67,299	5,421,607

		7,895,839

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories, Inc., Class A*	23,184	6,689,511
Bio-Techne Corp.	42,909	6,348,387
Charles River Laboratories International, Inc.*	54,350	6,101,331
PRA Health Sciences, Inc.*	58,300	5,442,888
Syneos Health, Inc.*	63,300	2,968,770

		27,550,887

Pharmaceuticals (0.6%)
Akorn, Inc.*	105,000	1,741,950
Catalent, Inc.*	151,400	6,342,146
Mallinckrodt plc (x)*	94,791	1,768,800
Prestige Brands Holdings, Inc.*	59,500	2,283,610

		12,136,506

Total Health Care		187,167,359

Industrials (14.4%)
Aerospace & Defense (1.0%)
Curtiss-Wright Corp.	50,100	5,962,902
Esterline Technologies Corp.*	29,961	2,211,122
KLX, Inc.*	58,650	4,216,935
Teledyne Technologies, Inc.*	41,085	8,178,380

		20,569,339

Airlines (0.3%)
JetBlue Airways Corp.*	365,156	6,930,661

Building Products (0.4%)
Lennox International, Inc.	42,564	8,519,185

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	58,100	4,633,475
Clean Harbors, Inc.*	58,416	3,245,009
Deluxe Corp.	54,145	3,584,940
Healthcare Services Group, Inc. (x)	85,300	3,684,107
Herman Miller, Inc.	67,066	2,273,537
HNI Corp.	49,148	1,828,306
MSA Safety, Inc.	39,477	3,803,214
Pitney Bowes, Inc.	209,600	1,796,272
Rollins, Inc.	110,130	5,790,636

		30,639,496

Construction & Engineering (1.2%)
AECOM*	184,601	6,097,372
Dycom Industries, Inc.*	35,500	3,355,105
EMCOR Group, Inc.	66,000	5,027,880
Granite Construction, Inc.	52,693	2,932,892
KBR, Inc.	157,061	2,814,533
Valmont Industries, Inc.	25,860	3,898,395

		24,126,177

Electrical Equipment (1.2%)
Acuity Brands, Inc.	47,200	5,469,064
EnerSys	47,300	3,530,472
Hubbell, Inc.	63,107	6,672,934
nVent Electric plc*	190,000	4,769,000
Regal Beloit Corp.	49,729	4,067,832

		24,509,302

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	70,734	7,661,200

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.9%)
AGCO Corp.	75,798	$4,602,455
Crane Co.	57,210	4,584,237
Donaldson Co., Inc.	147,199	6,641,619
Graco, Inc.	193,823	8,764,676
IDEX Corp.	87,398	11,928,078
ITT, Inc.	99,997	5,226,843
Kennametal, Inc.	92,812	3,331,951
Lincoln Electric Holdings, Inc.	70,971	6,228,415
Nordson Corp.	58,783	7,548,325
Oshkosh Corp.	84,121	5,915,389
Terex Corp.	81,752	3,449,117
Timken Co. (The)	76,575	3,334,841
Toro Co. (The)	120,900	7,284,225
Trinity Industries, Inc.	170,129	5,828,620
Wabtec Corp. (x)	97,706	9,631,857
Woodward, Inc.	63,285	4,864,085

		99,164,733

Marine (0.3%)
Kirby Corp.*	61,077	5,106,037

Professional Services (0.6%)
Dun & Bradstreet Corp. (The)	42,700	5,237,155
ManpowerGroup, Inc.	75,016	6,455,877

		11,693,032

Road & Rail (1.8%)
Avis Budget Group, Inc.*	81,000	2,632,500
Genesee & Wyoming, Inc., Class A*	70,347	5,720,618
Knight-Swift Transportation Holdings, Inc.	145,616	5,563,987
Landstar System, Inc.	47,667	5,205,236
Old Dominion Freight Line, Inc.	78,300	11,663,568
Ryder System, Inc.	60,900	4,376,274
Werner Enterprises, Inc.	50,984	1,914,449

		37,076,632

Trading Companies & Distributors (0.8%)
GATX Corp. (x)	42,419	3,148,762
MSC Industrial Direct Co., Inc., Class A	52,854	4,484,662
NOW, Inc. (x)*	120,600	1,607,598
Watsco, Inc.	36,323	6,475,665

		15,716,687

Total Industrials		291,712,481

Information Technology (16.2%)
Communications Equipment (1.3%)
ARRIS International plc*	199,900	4,886,556
Ciena Corp.*	164,083	4,349,840
InterDigital, Inc.	39,436	3,190,372
Lumentum Holdings, Inc.*	70,900	4,105,110
NetScout Systems, Inc.*	98,300	2,919,510
Plantronics, Inc.	37,805	2,882,631
ViaSat, Inc. (x)*	62,300	4,094,356

		26,428,375

Electronic Equipment, Instruments & Components (4.5%)
Arrow Electronics, Inc.*	100,340	7,553,595
Avnet, Inc.	137,678	5,905,009
Belden, Inc.	47,400	2,897,088
Cognex Corp.	198,491	8,854,684
Coherent, Inc.*	28,200	4,411,044
Jabil, Inc.	198,000	5,476,680
Keysight Technologies, Inc.*	217,000	12,809,511
Littelfuse, Inc.	28,689	6,546,256
National Instruments Corp.	121,529	5,101,787
SYNNEX Corp.	33,100	3,194,481
Tech Data Corp.*	39,568	3,249,324
Trimble, Inc.*	283,886	9,322,816
VeriFone Systems, Inc.*	125,162	2,856,197
Vishay Intertechnology, Inc.	148,020	3,434,064
Zebra Technologies Corp., Class A*	60,944	8,730,228

		90,342,764

Internet Software & Services (0.7%)
Cars.com, Inc.*	80,600	2,288,234
j2 Global, Inc.	55,800	4,832,838
LogMeIn, Inc.	59,100	6,102,075

		13,223,147

IT Services (3.2%)
Acxiom Corp.*	90,264	2,703,407
Convergys Corp.	104,664	2,557,988
CoreLogic, Inc.*	94,124	4,885,036
Jack Henry & Associates, Inc.	88,707	11,563,844
Leidos Holdings, Inc.	163,850	9,667,150
MAXIMUS, Inc.	75,300	4,676,883
Perspecta, Inc.	161,800	3,324,990
Sabre Corp.	289,367	7,130,003
Science Applications International Corp.	48,018	3,886,097
Teradata Corp.*	138,575	5,563,786
WEX, Inc.*	46,087	8,778,652

		64,737,836

Semiconductors & Semiconductor Equipment (2.7%)
Cirrus Logic, Inc.*	71,500	2,740,595
Cree, Inc.*	115,752	4,811,811
Cypress Semiconductor Corp.	412,400	6,425,192
First Solar, Inc.*	92,300	4,860,518
Integrated Device Technology, Inc.*	149,441	4,764,179
MKS Instruments, Inc.	62,900	6,019,530
Monolithic Power Systems, Inc.	44,000	5,881,480
Silicon Laboratories, Inc.*	49,050	4,885,380
Synaptics, Inc.*	38,200	1,924,134
Teradyne, Inc.	220,700	8,402,049
Versum Materials, Inc.	125,000	4,643,750

		55,358,618

Software (3.6%)
ACI Worldwide, Inc.*	130,913	3,229,624
Blackbaud, Inc.	55,900	5,726,955
CDK Global, Inc.	143,177	9,313,664
CommVault Systems, Inc.*	48,913	3,220,921

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	34,477	$6,665,094
Fortinet, Inc.*	165,980	10,362,131
Manhattan Associates, Inc.*	77,400	3,638,574
PTC, Inc.*	132,747	12,452,996
Tyler Technologies, Inc.*	40,900	9,083,890
Ultimate Software Group, Inc. (The)*	33,400	8,594,154

		72,288,003

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	136,130	4,081,177

Total Information Technology		326,459,920

Materials (7.0%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	70,707	5,527,873
Cabot Corp.	69,545	4,295,795
Chemours Co. (The)	204,300	9,062,749
Minerals Technologies, Inc.	39,689	2,990,566
NewMarket Corp.	10,454	4,228,643
Olin Corp.	192,582	5,530,955
PolyOne Corp.	91,985	3,975,592
RPM International, Inc.	151,632	8,843,178
Scotts Miracle-Gro Co. (The)	45,865	3,814,133
Sensient Technologies Corp.	48,802	3,491,783
Valvoline, Inc.	225,702	4,868,392

		56,629,659

Construction Materials (0.3%)
Eagle Materials, Inc.	54,754	5,747,527

Containers & Packaging (1.2%)
AptarGroup, Inc.	71,780	6,702,816
Bemis Co., Inc.	104,500	4,410,945
Greif, Inc., Class A	29,401	1,555,019
Owens-Illinois, Inc.*	183,400	3,082,954
Silgan Holdings, Inc.	83,042	2,228,017
Sonoco Products Co.	114,012	5,985,630

		23,965,381

Metals & Mining (2.3%)
Allegheny Technologies, Inc.*	142,956	3,591,055
Carpenter Technology Corp.	53,473	2,811,076
Commercial Metals Co.	132,863	2,804,738
Compass Minerals International, Inc. (x)	37,969	2,496,462
Reliance Steel & Aluminum Co.	82,631	7,233,518
Royal Gold, Inc.	75,305	6,991,316
Steel Dynamics, Inc.	269,494	12,383,248
United States Steel Corp.	203,300	7,064,675
Worthington Industries, Inc.	48,510	2,035,965

		47,412,053

Paper & Forest Products (0.4%)
Domtar Corp.	70,530	3,367,102
Louisiana-Pacific Corp.	166,466	4,531,205

		7,898,307

Total Materials		141,652,927

Real Estate (9.5%)
Equity Real Estate Investment Trusts (REITs) (9.1%)
Alexander & Baldwin, Inc. (REIT)	77,367	1,818,125
American Campus Communities, Inc. (REIT)	156,366	6,704,974
Camden Property Trust (REIT)	105,889	9,649,665
CoreCivic, Inc. (REIT)	132,831	3,173,333
CoreSite Realty Corp. (REIT)	39,800	4,410,636
Corporate Office Properties Trust (REIT)	115,402	3,345,504
Cousins Properties, Inc. (REIT)	477,660	4,628,525
CyrusOne, Inc. (REIT)	114,062	6,656,658
DCT Industrial Trust, Inc. (REIT)	107,238	7,155,992
Douglas Emmett, Inc. (REIT)	183,700	7,381,066
Education Realty Trust, Inc. (REIT)	86,414	3,586,181
EPR Properties (REIT)	73,500	4,762,065
First Industrial Realty Trust, Inc. (REIT)	144,600	4,820,964
GEO Group, Inc. (The) (REIT)	141,315	3,891,815
Healthcare Realty Trust, Inc. (REIT)	142,055	4,130,959
Highwoods Properties, Inc. (REIT)	117,374	5,954,383
Hospitality Properties Trust (REIT)	186,498	5,335,708
JBG SMITH Properties (REIT)	107,400	3,916,878
Kilroy Realty Corp. (REIT)	112,890	8,539,000
Lamar Advertising Co. (REIT), Class A	96,011	6,558,511
LaSalle Hotel Properties (REIT)	128,912	4,412,658
Liberty Property Trust (REIT)	169,929	7,532,953
Life Storage, Inc. (REIT)	53,600	5,215,816
Mack-Cali Realty Corp. (REIT)	100,848	2,045,197
Medical Properties Trust, Inc. (REIT)	413,100	5,799,924
National Retail Properties, Inc. (REIT)	174,662	7,678,142
Omega Healthcare Investors, Inc. (REIT) (x)	225,508	6,990,748
PotlatchDeltic Corp. (REIT)	69,748	3,546,686
Quality Care Properties, Inc. (REIT)*	107,008	2,301,742
Rayonier, Inc. (REIT)	149,085	5,768,099
Sabra Health Care REIT, Inc. (REIT)	200,899	4,365,535
Senior Housing Properties Trust (REIT)	274,175	4,959,826
Tanger Factory Outlet Centers, Inc. (REIT) (x)	106,500	2,501,685
Taubman Centers, Inc. (REIT)	69,323	4,073,419
Uniti Group, Inc. (REIT)	187,802	3,761,674
Urban Edge Properties (REIT)	119,890	2,741,884
Weingarten Realty Investors (REIT)	134,557	4,145,701

		184,262,631

See Notes to Financial Statements.

1120

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	52,282	$8,678,289

Total Real Estate		192,940,920

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	107,685	2,952,723

Total Telecommunication Services		2,952,723

Utilities (4.8%)
Electric Utilities (1.3%)
ALLETE, Inc.	58,400	4,520,744
Hawaiian Electric Industries, Inc.	125,763	4,313,671
IDACORP, Inc.	57,209	5,276,958
OGE Energy Corp.	228,449	8,043,689
PNM Resources, Inc.	89,415	3,478,244

		25,633,306

Gas Utilities (2.2%)
Atmos Energy Corp.	126,833	11,432,726
National Fuel Gas Co.	98,470	5,214,971
New Jersey Resources Corp.	99,600	4,457,100
ONE Gas, Inc.	59,500	4,447,030
Southwest Gas Holdings, Inc.	55,400	4,225,358
UGI Corp.	197,655	10,291,896
WGL Holdings, Inc.	58,920	5,229,150

		45,298,231

Multi-Utilities (1.0%)
Black Hills Corp.	60,062	3,676,395
MDU Resources Group, Inc.	221,810	6,361,511
NorthWestern Corp.	56,300	3,223,175
Vectren Corp.	95,106	6,795,324

		20,056,405

Water Utilities (0.3%)
Aqua America, Inc.	201,757	7,097,811

Total Utilities		98,085,753

Total Common Stocks (99.2%) (Cost $1,294,085,140)		2,013,135,052

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.4%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $5,000,883, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $5,100,000. (xx)	$5,000,000	5,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $1,300,216, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $1,326,000. (xx)	1,300,000	1,300,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $6,502,755, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $6,852,870. (xx)	6,500,000	6,500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $500,083, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $510,004. (xx)	500,000	500,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $900,150, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $918,001. (xx)	900,000	900,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $900,150, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $918,003. (xx)	900,000	900,000

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,400,256, collateralized by various Common Stocks; total market value $1,557,073. (xx)	$1,400,000	$1,400,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $2,982,598, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $3,041,924. (xx)	2,982,078	2,982,078
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $2,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $2,040,030. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $4,000,693, collateralized by various Common Stocks; total market value $4,451,565. (xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,800,659, collateralized by various Common Stocks; total market value $4,228,987. (xx)	3,800,000	3,800,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $7,002,872, collateralized by various Common Stocks; total market value $7,790,238. (xx)	7,000,000	7,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $10,003,753, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $10,200,000. (xx)	10,000,000	10,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $8,003,236, collateralized by various Common Stocks; total market value $8,902,815. (xx)	8,000,000	8,000,000
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $15,002,563, collateralized by various Common Stocks; total market value $16,692,778. (xx)	15,000,000	15,000,000

Total Repurchase Agreements		69,282,078

U.S. Treasury Obligations (0.0%)
U.S. Treasury Bills 2.02%, 12/6/18#(p)	650,000	644,239

Total Short-Term Investments (3.4%) (Cost $69,926,140)		69,926,317

Total Investments in Securities (102.6%) (Cost $1,364,011,280)		2,083,061,369
Other Assets Less Liabilities (-2.6%)		(52,395,714)

Net Assets (100%)		$2,030,665,655

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $644,239.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $71,760,415. This was secured by cash collateral of $69,282,078 which was subsequently invested in joint repurchase agreements with a total value of $69,282,078, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,521,436 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 7/26/18 – 2/15/48.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

1122

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	97	9/2018	USD	18,974,170	(298,792)

					(298,792)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$262,971,122	$—	$—	$262,971,122
Consumer Staples	70,029,724	—	—	70,029,724
Energy	107,314,705	—	—	107,314,705
Financials	331,847,418	—	—	331,847,418
Health Care	187,167,359	—	—	187,167,359
Industrials	291,712,481	—	—	291,712,481
Information Technology	326,459,920	—	—	326,459,920
Materials	141,652,927	—	—	141,652,927
Real Estate	192,940,920	—	—	192,940,920
Telecommunication Services	2,952,723	—	—	2,952,723
Utilities	98,085,753	—	—	98,085,753
Short-Term Investments
Repurchase Agreements	—	69,282,078	—	69,282,078
U.S. Treasury Obligations	—	644,239	—	644,239

Total Assets	$2,013,135,052	$69,926,317	$—	$2,083,061,369

Liabilities:
Futures	$(298,792)	$—	$—	$(298,792)

Total Liabilities	$(298,792)	$—	$—	$(298,792)

Total	$2,012,836,260	$69,926,317	$—	$2,082,762,577

See Notes to Financial Statements.

1123

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(298,792	)*

Total		$(298,792)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$594,988	$594,988

Total	$594,988	$594,988

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(375,560)	$(375,560)

Total	$(375,560)	$(375,560)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $17,758,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$205,522,905
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$245,657,711

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$791,978,112
Aggregate gross unrealized depreciation	(74,027,587)

Net unrealized appreciation	$717,950,525

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,364,812,052

See Notes to Financial Statements.

1124

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,294,729,202)	$2,013,779,291
Repurchase Agreements (Cost $69,282,078)	69,282,078
Cash	10,266,834
Receivable for securities sold	13,028,134
Dividends, interest and other receivables	1,880,625
Receivable from Separate Accounts for Portfolio shares sold	378,996
Securities lending income receivable	46,112
Due from broker for futures variation margin	14,138
Other assets	21,444

Total assets	2,108,697,652

LIABILITIES
Payable for return of collateral on securities loaned	69,282,078
Payable for securities purchased	6,917,846
Investment management fees payable	591,154
Payable to Separate Accounts for Portfolio shares redeemed	565,201
Distribution fees payable – Class IB	390,800
Administrative fees payable	165,777
Distribution fees payable – Class IA	26,709
Trustees’ fees payable	300
Accrued expenses	92,132

Total liabilities	78,031,997

NET ASSETS	$2,030,665,655

Net assets were comprised of:
Paid in capital	$1,192,517,130
Accumulated undistributed net investment income (loss)	9,660,978
Accumulated undistributed net realized gain (loss)	109,736,250
Net unrealized appreciation (depreciation)	718,751,297

Net assets	$2,030,665,655

Class IA
Net asset value, offering and redemption price per share, $128,009,276 / 8,086,372 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.83

Class IB
Net asset value, offering and redemption price per share, $1,870,861,038 / 120,080,120 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.58

Class K
Net asset value, offering and redemption price per share, $31,795,341 / 2,005,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.85

(x)	Includes value of securities on loan of $71,760,415.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,184 foreign withholding tax)	$16,206,377
Interest	77,884
Securities lending (net)	365,760

Total income	16,650,021

EXPENSES
Investment management fees	3,498,215
Distribution fees – Class IB	2,307,987
Administrative fees	977,892
Distribution fees – Class IA	156,708
Printing and mailing expenses	74,301
Professional fees	49,721
Custodian fees	35,049
Trustees’ fees	21,999
Miscellaneous	20,493

Total expenses	7,142,365

NET INVESTMENT INCOME (LOSS)	9,507,656

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	108,614,883
Futures contracts	594,988

Net realized gain (loss)	109,209,871

Change in unrealized appreciation (depreciation) on:
Investments in securities	(56,166,224)
Futures contracts	(375,560)

Net change in unrealized appreciation (depreciation)	(56,541,784)

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,668,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,175,743

See Notes to Financial Statements.

1125

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,507,656	$13,232,645
Net realized gain (loss)	109,209,871	167,163,824
Net change in unrealized appreciation (depreciation)	(56,541,784)	96,485,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,175,743	276,881,916

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(883,963)
Class IB	—	(14,030,508)
Class K	—	(319,545)

	—	(15,234,016)

Distributions from net realized capital gains
Class IA	—	(10,020,241)
Class IB	—	(158,968,269)
Class K	—	(2,775,867)

	—	(171,764,377)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(186,998,393)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 661,351 and 1,086,055 shares, respectively ]	10,304,418	16,577,642
Capital shares issued in reinvestment of dividends and distributions [ 0 and 723,236 shares, respectively ]	—	10,904,204
Capital shares repurchased [ (389,691) and (1,322,957) shares, respectively ]	(6,050,238)	(20,241,512)

Total Class IA transactions	4,254,180	7,240,334

Class IB
Capital shares sold [ 2,985,791 and 7,866,043 shares, respectively ]	45,676,164	118,928,708
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,658,002 shares, respectively ]	—	172,998,777
Capital shares repurchased [ (6,205,539) and (12,217,563) shares, respectively ]	(94,960,510)	(186,571,319)

Total Class IB transactions	(49,284,346)	105,356,166

Class K
Capital shares sold [ 70,731 and 253,093 shares, respectively ]	1,091,394	3,856,411
Capital shares issued in reinvestment of dividends and distributions [ 0 and 205,298 shares, respectively ]	—	3,095,412
Capital shares repurchased [ (226,738) and (490,389) shares, respectively ]	(3,539,243)	(7,607,323)

Total Class K transactions	(2,447,849)	(655,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,478,015)	111,941,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,697,728	201,824,523
NET ASSETS:
Beginning of period	2,015,967,927	1,814,143,404

End of period (a)	$2,030,665,655	$2,015,967,927

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,660,978	$153,322

See Notes to Financial Statements.

1126

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.35	$14.65	$12.97	$13.47	$12.46	$9.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.11	0.16	0.11	0.09	0.07
Net realized and unrealized gain (loss)	0.41	2.12	2.42	(0.49)	1.03	3.01

Total from investment operations	0.48	2.23	2.58	(0.38)	1.12	3.08

Less distributions:
Dividends from net investment income	—	(0.12)	(0.15)	(0.12)	(0.11)	(0.09)
Distributions from net realized gains	—	(1.41)	(0.75)	—	—	—

Total dividends and distributions	—	(1.53)	(0.90)	(0.12)	(0.11)	(0.09)

Net asset value, end of period	$15.83	$15.35	$14.65	$12.97	$13.47	$12.46

Total return (b)	3.13%	15.46%	19.89%	(2.81)%	8.96%	32.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$128,009	$119,960	$107,344	$78,134	$79,281	$64,672
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.95%	0.69%	1.14%	0.78%	0.66%	0.67%
Before fees paid indirectly (a)(f)	0.95%	0.69%	1.14%	0.78%	0.66%	0.66%
Portfolio turnover rate (z)^	10%	18%	20%	20%	14%	15%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.11	$14.44	$12.79	$13.29	$12.29	$9.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.11	0.15	0.11	0.08	0.07
Net realized and unrealized gain (loss)	0.40	2.09	2.40	(0.49)	1.02	2.97

Total from investment operations	0.47	2.20	2.55	(0.38)	1.10	3.04

Less distributions:
Dividends from net investment income	—	(0.12)	(0.15)	(0.12)	(0.10)	(0.09)
Distributions from net realized gains	—	(1.41)	(0.75)	—	—	—

Total dividends and distributions	—	(1.53)	(0.90)	(0.12)	(0.10)	(0.09)

Net asset value, end of period	$15.58	$15.11	$14.44	$12.79	$13.29	$12.29

Total return (b)	3.11%	15.47%	19.92%	(2.86)%	8.99%	32.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,870,861	$1,862,819	$1,674,669	$1,443,070	$1,516,938	$1,497,840
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.94%	0.69%	1.13%	0.78%	0.65%	0.66%
Before fees paid indirectly (a)(f)	0.94%	0.69%	1.13%	0.78%	0.65%	0.66%
Portfolio turnover rate (z)^	10%	18%	20%	20%	14%	15%

See Notes to Financial Statements.

1127

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.35	$14.65	$12.97	$13.47	$12.46	$9.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.14	0.19	0.14	0.12	0.10
Net realized and unrealized gain (loss)	0.41	2.13	2.43	(0.49)	1.03	3.01

Total from investment operations	0.50	2.27	2.62	(0.35)	1.15	3.11

Less distributions:
Dividends from net investment income	—	(0.16)	(0.19)	(0.15)	(0.14)	(0.12)
Distributions from net realized gains	—	(1.41)	(0.75)	—	—	—

Total dividends and distributions	—	(1.57)	(0.94)	(0.15)	(0.14)	(0.12)

Net asset value, end of period	$15.85	$15.35	$14.65	$12.97	$13.47	$12.46

Total return (b)	3.26%	15.73%	20.20%	(2.56)%	9.23%	32.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,795	$33,189	$32,131	$27,291	$26,794	$25,187
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.47%	0.47%	0.47%	0.47%	0.47%	0.48%
Before fees paid indirectly (a)(f)	0.47%	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	1.19%	0.93%	1.38%	1.04%	0.90%	0.87%
Before fees paid indirectly (a)(f)	1.19%	0.93%	1.38%	1.04%	0.90%	0.87%
Portfolio turnover rate (z)^	10%	18%	20%	20%	14%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1128

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2018	% of Net Assets
U.S. Government Agency Securities	62.0%
U.S. Treasury Obligations	24.4
Repurchase Agreement	8.9
Cash and Other	4.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,005.43	$2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.33
Class IB
Actual	1,000.00	1,005.43	2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.33

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.47% and 0.46%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1129

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreement (8.9%)
Bank of Nova Scotia (The), 2.10%, dated 6/29/18, due 7/2/18, repurchase price 100,017,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 3/31/19-2/15/43; total market value $102,000,002.	$100,000,000	$100,000,000

Total Repurchase Agreement		100,000,000

U.S. Government Agency Securities (62.0%)
FFCB
(Federal Reserve Bank Prime Loan Rate US - 3.07%), 1.93%, 2/20/19 (k)	30,000,000	29,998,500
FHLB 1.63%, 7/2/18 (o)(p)	142,000,000	141,993,571
(ICE LIBOR USD 1 Month - 0.17%), 1.83%, 7/5/18 (k)	50,000,000	50,000,000
1.72%, 7/11/18 (o)(p)	100,000,000	99,952,222
1.75%, 7/13/18 (o)(p)	30,000,000	29,982,500
(ICE LIBOR USD 1 Month - 0.16%), 1.94%, 7/26/18 (k)	50,000,000	50,000,000
1.94%, 9/10/18 (o)(p)	50,000,000	49,809,187
1.93%, 9/11/18 (o)(p)	95,800,000	95,432,128
1.93%, 9/12/18 (o)(p)	100,000,000	99,609,653
(ICE LIBOR USD 1 Month - 0.14%), 1.87%, 10/5/18 (k)	50,000,000	50,000,000

Total U.S. Government Agency Securities		696,777,761

U.S. Treasury Obligations (24.4%)
U.S. Treasury Bills 1.78%, 8/16/18 (p)	100,000,000	99,773,194
1.84%, 8/23/18 (p)	50,000,000	49,864,924
2.09%, 12/27/18 (p)	100,000,000	98,973,236
U.S. Treasury Notes 0.75%, 9/30/18	25,000,000	24,923,263

Total U.S. Treasury Obligations		273,534,617

Total Investments in Securities (95.3%) (Amortized Cost $1,070,312,378)		1,070,312,378
Other Assets Less Liabilities (4.7%)		52,637,728

Net Assets (100%)		$1,122,950,106

Federal Income Tax Cost of Investments		$1,070,312,378

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.

Glossary:

FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreement	$—	$100,000,000	$—	$100,000,000
U.S. Government Agency Securities	—	696,777,761	—	696,777,761
U.S. Treasury Obligations	—	273,534,617	—	273,534,617

Total Assets	$—	$1,070,312,378	$—	$1,070,312,378

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,070,312,378	$—	$1,070,312,378

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

See Notes to Financial Statements.

1130

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $970,312,378)	$970,312,378
Repurchase Agreements (Cost $100,000,000)	100,000,000
Cash	53,111,348
Dividends, interest and other receivables	267,376
Other assets	12,466

Total assets	1,123,703,568

LIABILITIES
Investment management fees payable	320,481
Administrative fees payable	91,716
Trustees’ fees payable	2,329
Accrued expenses	338,936

Total liabilities	753,462

NET ASSETS	$1,122,950,106

Net assets were comprised of:
Paid in capital	$1,122,898,567
Accumulated undistributed net investment income (loss)	(2,420)
Accumulated undistributed net realized gain (loss)	53,959

Net assets	$1,122,950,106

Class IA
Net asset value, offering and redemption price per share, $283,566,256 / 283,408,224 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $839,383,850 / 839,347,916 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$8,714,187

EXPENSES
Investment management fees	1,911,930
Distribution fees – Class IB	1,039,999
Administrative fees	546,335
Distribution fees – Class IA	359,195
Printing and mailing expenses	49,057
Professional fees	38,349
Custodian fees	28,364
Trustees’ fees	13,799
Miscellaneous	13,992

Gross expenses	4,001,020
Less: Waiver from distributor	(1,399,194)

Net expenses	2,601,826

NET INVESTMENT INCOME (LOSS)	6,112,361

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	53,960

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,166,321

See Notes to Financial Statements.

1131

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,112,361	$4,991,574
Net realized gain (loss)	53,960	36,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,166,321	5,028,291

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(1,566,022)	(1,362,956)
Class IB	(4,546,339)	(3,628,618)

	(6,112,361)	(4,991,574)

Distributions from net realized capital gains
Class IA	—	(6,246)
Class IB	—	(17,248)

	—	(23,494)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,112,361)	(5,015,068)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 154,504,268 and 418,032,857 shares, respectively ]	154,584,661	418,250,032
Capital shares issued in reinvestment of dividends and distributions [ 1,565,101 and 1,368,588 shares, respectively ]	1,566,022	1,369,202
Capital shares repurchased [ (169,217,181) and (496,618,922) shares, respectively ]	(169,305,660)	(496,876,399)

Total Class IA transactions	(13,154,977)	(77,257,165)

Class IB
Capital shares sold [ 3,794,675,553 and 7,260,264,894 shares, respectively ]	3,794,701,053	7,260,253,155
Capital shares issued in reinvestment of dividends and distributions [ 4,546,276 and 3,645,855 shares, respectively ]	4,546,339	3,645,866
Capital shares repurchased [ (3,850,790,934) and (7,384,871,699) shares, respectively ]	(3,850,816,566)	(7,384,858,935)

Total Class IB transactions	(51,569,174)	(120,959,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,724,151)	(198,217,079)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,670,191)	(198,203,856)
NET ASSETS:
Beginning of period	1,187,620,297	1,385,824,153

End of period (a)	$1,122,950,106	$1,187,620,297

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,420)	$(2,420)

See Notes to Financial Statements.

1132

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015	2014		2013
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	—	#	—	#	—	—		—	#
Net realized and unrealized gain (loss)	— #	—	#	—	#	— #	—	#	—	#

Total from investment operations	0.01	—	#	—	#	— #	—	#	—	#

Less distributions:
Dividends from net investment income	(0.01)	—	#	—	#	—	—	#	—
Distributions from net realized gains	—	—	#	—	#	— #	—	#	—	#

Total dividends and distributions	(0.01)	—	#	—	#	— #	—	#	—	#

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total return (b)	0.54%	0.40%		0.00	%‡‡	0.00%	0.00	%‡‡	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283,566	$296,707		$373,961		$379,177	$384,545		$408,127
Ratio of expenses to average net assets:
After waivers (a)	0.47%	0.46%		0.32%		0.14%	0.09%		0.11%
Before waivers (a)	0.72%	0.71%		0.72%		0.71%	0.72%		0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.09%	0.39%		—	%‡‡	—%	—%		—	%‡‡
Before waivers (a)	0.84%	0.14%		(0.40)%		(0.57)%	(0.62)%		(0.61)%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016		2015	2014		2013
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	—	#	—	#	—	—		—	#
Net realized and unrealized gain (loss)	— #	—	#	—	#	— #	—	#	—	#

Total from investment operations	0.01	—	#	—	#	— #	—	#	—	#

Less distributions:
Dividends from net investment income	(0.01)	—	#	—	#	—	—	#	—
Distributions from net realized gains	—	—	#	—	#	— #	—	#	—	#

Total dividends and distributions	(0.01)	—	#	—	#	— #	—	#	—	#

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total return (b)	0.54%	0.40%		0.00	%‡‡	0.00%	0.00	%‡‡	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$839,384	$890,913		$1,011,864		$826,877	$775,134		$911,309
Ratio of expenses to average net assets:
After waivers (a)	0.46%	0.46%		0.32%		0.14%	0.09%		0.11%
Before waivers (a)	0.71%	0.71%		0.72%		0.71%	0.72%		0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.09%	0.40%		—	%‡‡	—%	—%		—	%‡‡
Before waivers (a)	0.84%	0.15%		(0.40)%		(0.57)%	(0.62)%		(0.61)%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1133

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Information Technology	$87,741,286	29.6%
Consumer Discretionary	49,123,693	16.6
Financials	46,810,316	15.8
Health Care	45,818,111	15.4
Industrials	41,039,300	13.8
Consumer Staples	11,754,828	4.0
Real Estate	4,816,162	1.6
Repurchase Agreements	4,794,712	1.6
Materials	3,063,216	1.0
Energy	2,727,491	0.9
Investment Company	733,616	0.3
Cash and Other	(1,817,627)	(0.6)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,016.23	$6.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class IB
Actual	1,000.00	1,016.24	6.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*  Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.20% and 1.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1134

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
China (2.6%)
Baidu, Inc. (ADR)*	10,820	$2,629,260
JD.com, Inc. (ADR)*	128,527	5,006,127

		7,635,387

Denmark (0.6%)
FLSmidth & Co. A/S	29,785	1,782,912

France (9.4%)
Airbus SE	83,429	9,768,170
Kering SA	11,094	6,265,315
LVMH Moet Hennessy Louis Vuitton SE	27,711	9,229,331
Societe Generale SA	65,644	2,768,542

		28,031,358

Germany (8.8%)
Allianz SE (Registered)	23,568	4,872,070
Bayer AG (Registered)	29,420	3,241,552
Bayerische Motoren Werke AG (Preference) (q)	55,358	4,415,395
Linde AG	12,833	3,063,216
Puma SE	1,036	606,130
SAP SE	57,416	6,634,638
Siemens AG (Registered)	25,270	3,341,157

		26,174,158

India (2.3%)
DLF Ltd.	1,747,772	4,816,162
ICICI Bank Ltd. (ADR)*	267,632	2,149,085

		6,965,247

Italy (0.3%)
Brunello Cucinelli SpA	20,005	893,590

Japan (14.3%)
Capcom Co. Ltd. (x)	74,000	1,824,685
Dai-ichi Life Holdings, Inc.	137,063	2,446,249
FANUC Corp.	10,382	2,063,460
Keyence Corp.	7,978	4,508,004
Kyocera Corp.	49,840	2,812,180
Minebea Mitsumi, Inc.	97,000	1,641,855
Murata Manufacturing Co. Ltd.	35,417	5,956,416
Nidec Corp.	49,364	7,412,514
Nintendo Co. Ltd.	7,500	2,452,242
Omron Corp.	51,200	2,390,859
Renesas Electronics Corp.*	153,200	1,502,734
Suzuki Motor Corp.	55,600	3,072,400
TDK Corp.	41,300	4,222,698

		42,306,296

Netherlands (0.2%)
uniQure NV*	18,800	710,640

Spain (2.1%)
Banco Bilbao Vizcaya Argentaria SA	197,165	1,398,534
Industria de Diseno Textil SA	143,704	4,910,341

		6,308,875

Sweden (1.2%)
Assa Abloy AB, Class B	165,642	3,530,416

Switzerland (2.4%)
Credit Suisse Group AG (Registered)*	201,559	3,042,822
UBS Group AG (Registered)*	263,678	4,080,446

		7,123,268

United Kingdom (5.7%)
Circassia Pharmaceuticals plc (x)*	391,678	434,727
Earthport plc*	1,388,000	187,761
International Consolidated Airlines Group SA	295,350	2,588,193
Prudential plc	221,138	5,062,084
TechnipFMC plc	85,396	2,727,491
Unilever plc	105,046	5,811,557

		16,811,813

United States (48.8%)
3M Co.	20,417	4,016,432
ACADIA Pharmaceuticals, Inc. (x)*	60,820	928,721
Adobe Systems, Inc.*	34,480	8,406,569
Aetna, Inc.	39,152	7,184,392
Agilent Technologies, Inc.	32,810	2,028,970
Alphabet, Inc., Class A*	15,927	17,984,609
Amazon.com, Inc.*	510	866,898
AnaptysBio, Inc. (x)*	14,990	1,064,890
Anthem, Inc.	26,915	6,406,578
Biogen, Inc.*	9,050	2,626,672
Bluebird Bio, Inc.*	10,840	1,701,338
Blueprint Medicines Corp.*	22,810	1,447,979
Centene Corp.*	20,210	2,490,074
Citigroup, Inc.	96,676	6,469,558
Colgate-Palmolive Co.	91,703	5,943,271
Equifax, Inc.	16,000	2,001,760
Facebook, Inc., Class A*	38,775	7,534,758
FNF Group	57,158	2,150,284
Gilead Sciences, Inc.	30,925	2,190,727
GlycoMimetics, Inc.*	40,370	651,168
Goldman Sachs Group, Inc. (The)	18,838	4,155,098
International Game Technology plc (x)	88,039	2,046,026
Intuit, Inc.	36,605	7,478,585
Ionis Pharmaceuticals, Inc. (x)*	39,990	1,666,383
Loxo Oncology, Inc.*	14,590	2,531,073
MacroGenics, Inc.*	55,910	1,154,542
Maxim Integrated Products, Inc.	109,199	6,405,613
Mirati Therapeutics, Inc.*	7,186	354,270
Newell Brands, Inc.	122,950	3,170,881
PayPal Holdings, Inc.*	57,760	4,809,675
S&P Global, Inc.	40,294	8,215,544
Sage Therapeutics, Inc.*	19,010	2,975,635
Shire plc	24,168	1,360,352
Tiffany & Co.	35,682	4,695,751
United Parcel Service, Inc., Class B	27,228	2,892,431
Walt Disney Co. (The)	37,447	3,924,820
Zimmer Biomet Holdings, Inc.	23,936	2,667,428

		144,599,755

Total Common Stocks (98.7%) (Cost $188,402,749)		292,873,715

See Notes to Financial Statements.

1135

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	182,890	$20,688

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	733,470	733,616

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $2,000,353, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $102,000. (xx)	100,000	100,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $204,000. (xx)	200,000	200,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $100,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $105,429. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $98,529, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $100,484. (xx)	98,513	98,513

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $102,000. (xx)	100,000	100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $200,037, collateralized by various Common Stocks; total market value $222,439. (xx)	200,000	200,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $696,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $710,447. (xx)	696,199	696,199
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $600,104, collateralized by various Common Stocks; total market value $667,735. (xx)	600,000	600,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $600,104, collateralized by various Common Stocks; total market value $667,735. (xx)	600,000	600,000

Total Repurchase Agreements		4,794,712

Total Short-Term Investments (1.9%) (Cost $5,528,328)		5,528,328

Total Investments in Securities (100.6%) (Cost $193,931,077)		298,422,731
Other Assets Less Liabilities (-0.6%)		(1,817,627)

Net Assets (100%)		$296,605,104

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $4,890,443. This was secured by cash collateral of $4,794,712 which was subsequently invested in joint repurchase agreements with a total value of $4,794,712, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $254,696 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 7/12/18 - 5/15/45.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2018	Market Value	% of Net Assets
Information Technology	$87,741,286	29.6%
Consumer Discretionary	49,123,693	16.6
Financials	46,810,316	15.8
Health Care	45,818,111	15.4
Industrials	41,039,300	13.8
Consumer Staples	11,754,828	4.0
Real Estate	4,816,162	1.6
Repurchase Agreements	4,794,712	1.6
Materials	3,063,216	1.0
Energy	2,727,491	0.9
Investment Company	733,616	0.3
Cash and Other	(1,817,627)	(0.6)

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,710,503	$29,392,502	$—	$49,103,005
Consumer Staples	5,943,271	5,811,557	—	11,754,828
Energy	—	2,727,491	—	2,727,491
Financials	23,139,569	23,670,747	—	46,810,316
Health Care	40,781,480	5,036,631	—	45,818,111
Industrials	8,910,623	32,128,677	—	41,039,300
Information Technology	55,249,069	32,492,217	—	87,741,286
Materials	—	3,063,216	—	3,063,216
Real Estate	—	4,816,162	—	4,816,162
Preferred Stocks
Consumer Discretionary	—	20,688	—	20,688
Short-Term Investments
Investment Company	733,616	—	—	733,616
Repurchase Agreements	—	4,794,712	—	4,794,712

Total Assets	$154,468,131	$143,954,600	$—	$298,422,731

Total Liabilities	$—	$—	$—	$—

Total	$154,468,131	$143,954,600	$—	$298,422,731

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Currency Contracts	Total
Foreign exchange contracts	$(6,960)	$(6,960)

Total	$(6,960)	$(6,960)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $19,806,000 for twenty four days during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,633,945
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,018,099

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,752,111
Aggregate gross unrealized depreciation	(5,619,485)

Net unrealized appreciation	$103,132,626

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,290,105

For the six months ended June 30, 2018, the Portfolio incurred approximately $550 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1138

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $189,136,365)	$293,628,019
Repurchase Agreements (Cost $4,794,712)	4,794,712
Cash	6,280,689
Foreign cash (Cost $7)	7
Receivable for securities sold	1,494,913
Dividends, interest and other receivables	306,227
Receivable from Separate Accounts for Portfolio shares sold	155,421
Securities lending income receivable	5,983
Other assets	3,205

Total assets	306,669,176

LIABILITIES
Payable for securities purchased	4,865,383
Payable for return of collateral on securities loaned	4,794,712
Investment management fees payable	199,635
Distribution fees payable – Class IB	44,197
Payable to Separate Accounts for Portfolio shares redeemed	40,177
Administrative fees payable	24,173
Distribution fees payable – Class IA	17,649
Accrued expenses	78,146

Total liabilities	10,064,072

NET ASSETS	$296,605,104

Net assets were comprised of:
Paid in capital	$192,658,025
Accumulated undistributed net investment income (loss)	819,410
Accumulated undistributed net realized gain (loss)	(1,358,453)
Net unrealized appreciation (depreciation)	104,486,122

Net assets	$296,605,104

Class IA
Net asset value, offering and redemption price per share, $84,324,452 / 4,207,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.04

Class IB
Net asset value, offering and redemption price per share, $212,280,652 / 10,596,335 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.03

(x)	Includes value of securities on loan of $4,890,443.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $289,347 foreign withholding tax)	$2,909,837
Income from non-cash dividends	518,038
Interest	26,883
Securities lending (net)	42,256

Total income	3,497,014

EXPENSES
Investment management fees	1,380,314
Distribution fees – Class IB	258,930
Administrative fees	141,832
Distribution fees – Class IA	104,310
Professional fees	38,442
Custodian fees	19,241
Printing and mailing expenses	10,786
Trustees’ fees	3,136
Miscellaneous	5,084

Gross expenses	1,962,075
Less: Waiver from investment manager	(218,379)

Net expenses	1,743,696

NET INVESTMENT INCOME (LOSS)	1,753,318

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,131,574
Forward foreign currency contracts	(6,960)
Foreign currency transactions	10,946

Net realized gain (loss)	8,135,560

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,551,921)
Foreign currency translations	(10,350)

Net change in unrealized appreciation (depreciation)	(5,562,271)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,573,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,326,607

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,753,318	$610,372
Net realized gain (loss)	8,135,560	6,023,053
Net change in unrealized appreciation (depreciation)	(5,562,271)	62,646,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,326,607	69,279,540

DIVIDENDS:
Dividends from net investment income
Class IA	—	(392,419)
Class IB	—	(993,156)

TOTAL DIVIDENDS	—	(1,385,575)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 484,493 and 1,061,802 shares, respectively ]	9,830,560	17,896,267
Capital shares issued in reinvestment of dividends [ 0 and 20,119 shares, respectively ]	—	392,419
Capital shares repurchased [ (245,604) and (509,797) shares, respectively ]	(4,966,393)	(8,627,452)

Total Class IA transactions	4,864,167	9,661,234

Class IB
Capital shares sold [ 852,779 and 1,303,630 shares, respectively ]	17,246,084	23,158,980
Capital shares issued in reinvestment of dividends [ 0 and 50,934 shares, respectively ]	—	993,156
Capital shares repurchased [ (342,961) and (767,338) shares, respectively ]	(6,913,916)	(13,051,029)

Total Class IB transactions	10,332,168	11,101,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,196,335	20,762,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,522,942	88,656,306
NET ASSETS:
Beginning of period	277,082,162	188,425,856

End of period (a)	$296,605,104	$277,082,162

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$819,410	$(933,908)

See Notes to Financial Statements.

1140

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014		2013
Net asset value, beginning of period	$19.72	$14.61	$14.73	$14.31	$14.13		$11.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.05	0.09	0.06	0.08	##	0.08
Net realized and unrealized gain (loss)	0.20	5.16	(0.09)	0.40	0.17		2.92

Total from investment operations	0.32	5.21	— #	0.46	0.25		3.00

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.04)	(0.07)		(0.30)

Net asset value, end of period	$20.04	$19.72	$14.61	$14.73	$14.31		$14.13

Total return (b)	1.62%	35.67%	(0.02)%	3.22%	1.78%		26.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,324	$78,260	$49,643	$53,805	$43,515		$33,090
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%	1.23%	1.25%	1.25%		1.25%
Before waivers (a)(f)	1.35%	1.37%	1.39%	1.39%	1.43%		1.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20%	0.27%	0.61%	0.39%	0.58	%(aa)	0.59%
Before waivers (a)(f)	1.05%	0.09%	0.45%	0.25%	0.40	%(aa)	0.42%
Portfolio turnover rate (z)^	7%	13%	18%	17%	17%		27%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014		2013
Net asset value, beginning of period	$19.71	$14.61	$14.72	$14.31	$14.13		$11.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.05	0.08	0.05	0.09	##	0.13
Net realized and unrealized gain (loss)	0.20	5.15	(0.07)	0.40	0.16		2.87

Total from investment operations	0.32	5.20	0.01	0.45	0.25		3.00

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.04)	(0.07)		(0.30)

Net asset value, end of period	$20.03	$19.71	$14.61	$14.72	$14.31		$14.13

Total return (b)	1.62%	35.60%	0.05%	3.15%	1.78%		26.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,281	$198,822	$138,783	$134,638	$110,034		$95,434
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%	1.23%	1.25%	1.25%		1.25%
Before waivers (a)(f)	1.35%	1.37%	1.39%	1.39%	1.43%		1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%	0.26%	0.59%	0.36%	0.60	%(bb)	1.00%
Before waivers (a)(f)	1.06%	0.09%	0.44%	0.22%	0.42	%(bb)	0.88%
Portfolio turnover rate (z)^	7%	13%	18%	17%	17%		27%

See Notes to Financial Statements.

1141

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05 and $0.06 for Class IA and Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.38% for income after waivers and 0.20% before waivers.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be 0.40% for income after waivers and 0.22% before waivers.

See Notes to Financial Statements.

1142

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Foreign Government Securities	56.8%
U.S. Treasury Obligations	48.8
U.S. Government Agency Securities	5.6
Asset-Backed Securities	4.0
Collateralized Mortgage Obligations	1.7
Financials	1.4
Mortgage-Backed Security	1.0
Energy	0.5
Utilities	0.4
Consumer Discretionary	0.4
Telecommunication Services	0.2
Industrials	0.1
Health Care	0.1
Consumer Staples	0.1
Information Technology	0.1
Cash and Other	(21.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$996.95	$7.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.06	7.80
Class K
Actual	1,000.00	997.98	6.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.55

*  Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.56% and 1.31%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1143

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.0%)
CIFC Funding Ltd.,
Series 2015-5A A1R 3.220%, 10/25/27 (l)§		$250,000	$249,431
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 2.551%, 10/25/35 (l)		100,000	90,965
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 3.141%, 9/25/34 (l)		79,793	80,897
Series 2007-1 1A 2.231%, 7/25/37 (l)		133,102	123,443
Series 2007-6 1A 2.291%, 9/25/37 (l)		27,795	25,583
Crown Point CLO 5 Ltd.,
Series 2018-5A A 0.000%, 7/17/28 (b)(l)§		200,000	200,000
CSMC Trust,
Series 2017-1 4.500%, 3/25/21 (l)		60,420	60,605
Evans Grove CLO Ltd.,
Series 2018-1A A1 3.239%, 5/28/28 (l)§		300,000	299,235
Figueroa CLO Ltd.,
Series 2013-2A A1RR 2.925%, 6/20/27 (b)(l)§		100,000	100,000
Home Equity Asset Trust,
Series 2004-3 M1 2.946%, 8/25/34 (l)		570,244	573,013
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 2.311%, 4/25/37 (l)		32,531	26,680
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 2.251%, 5/25/37 (l)		99,500	96,454
Jamestown CLO VIII Ltd.,
Series 2015-8A A1AR 3.218%, 1/15/28 (l)§		300,000	299,546
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 3.203%, 1/17/28 (l)§		250,000	248,181
Long Beach Mortgage Loan Trust,
Series 2006-WL1 1A1 2.551%, 1/25/46 (l)		8,752	8,734
Mountain View CLO X Ltd.,
Series 2015-10A AR 3.162%, 10/13/27 (l)§		180,000	179,503
Navient Student Loan Trust,
Series 2016-7A A 3.241%, 3/25/66 (l)§		80,832	82,347
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 2.665%, 1/25/36 (l)		200,000	200,098
Option One Mortgage Loan Trust,
Series 2004-3 M2 2.946%, 11/25/34 (l)		24,173	24,027
RAAC Trust,
Series 2007-SP3 A1 3.291%, 9/25/47 (l)		36,055	35,975
Symphony CLO VIII LP,
Series 2012-8A AR 3.431%, 1/9/23 (l)§		23,965	23,967
TICP CLO III-2 Ltd.,
Series 2018-3R A 3.199%, 4/20/28 (l)§		260,000	259,488
Venture XII CLO Ltd.,
Series 2012-12A ARR 3.119%, 2/28/26 (l)§		250,000	249,380
VOLT XL LLC,
Series 2015-NP14 A1 4.375%, 11/27/45 (e)§		16,986	17,000
WhiteHorse VI Ltd.,
Series 2012-1A A1R 3.563%, 2/3/25 (l)§		58,326	58,340

Total Asset-Backed Securities			3,612,892

Collateralized Mortgage Obligations (1.7%)
Alternative Loan Trust,
Series 2006-HY11 A1 2.211%, 6/25/36 (l)		175,706	163,439
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		94,384	89,988
CSMC Trust,
Series 2007-4R 1A1 0.000%, 10/26/36 (b)(l)§		9,908	8,937
Series 2015-3R 5A2 2.110%, 9/29/36 (l)§		351,000	328,391
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 2.375%, 10/19/45 (l)		76,856	76,262
GNMA,
Series 2016-H17 FC 2.747%, 8/20/66 (l)		281,776	286,275
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.573%, 12/25/34 (l)		16,968	17,100
Series 2005-AR4 6A1 4.349%, 7/25/35 (l)		106,288	107,067
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 3.788%, 4/25/35 (l)		27,735	28,243
Lehman Mortgage Trust,
Series 2005-3 4A1 5.243%, 1/25/36 (l)		26,943	26,608
Sequoia Mortgage Trust,
Series 6 A 2.725%, 4/19/27 (l)		228,971	216,681
Trinity Square plc,
Series 2015-1A A 1.936%, 7/15/51 (l)§	GBP	131,273	175,071

Total Collateralized Mortgage Obligations			1,524,062

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (3.3%)
Consumer Discretionary (0.4%)
Automobiles (0.1%)
Hyundai Capital America 1.750%, 9/27/19§		$100,000	$98,021

Media (0.3%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	240,263

Total Consumer Discretionary			338,284

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 2.945%, 8/14/20 (k)§		$100,000	100,356

Total Consumer Staples			100,356

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.737%, 1/10/20 (k)		100,000	99,929
Petrobras Global Finance BV
7.375%, 1/17/27		100,000	99,505
5.999%, 1/27/28§		233,000	210,329

Total Energy			409,763

Financials (1.4%)
Banks (0.0%)
Nordea Kredit Realkreditaktieselskab
Series CC2 2.500%, 10/1/47	DKK	488	80

Capital Markets (1.3%)
Deutsche Bank AG
4.250%, 10/14/21		$350,000	347,839
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.541%, 9/15/20 (k)		200,000	203,271
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)		100,000	97,619
ING Bank NV
2.625%, 12/5/22§		100,000	97,847
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.639%, 12/7/18 (k)§		200,000	200,172
(ICE LIBOR USD 3 Month + 0.58%), 2.901%, 6/8/20 (k)§		200,000	200,713

			1,147,461

Consumer Finance (0.1%)
Ally Financial, Inc.
8.000%, 11/1/31		100,000	119,000

Thrifts & Mortgage Finance (0.0%)
BRFkredit A/S
Series 111E 2.500%, 10/1/47	DKK	9,030	1,476
Nykredit Realkredit A/S
Series 01E 2.500%, 10/1/47 (m)	DKK	9,272	1,516
3.000%, 10/1/47		56,594	9,477
Realkredit Danmark A/S
Series 23S 2.500%, 7/1/47		26,000	4,252

			16,721

Total Financials			1,283,262

Health Care (0.1%)
Pharmaceuticals (0.1%)
Mylan NV
3.750%, 12/15/20		$100,000	100,710

Total Health Care			100,710

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	110,121

Total Industrials			110,121

Information Technology (0.1%)
Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23		100,000	95,956

Total Information Technology			95,956

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.975%, 6/1/21 (k)		100,000	100,432
5.150%, 2/15/50§		100,000	93,154

			193,586

Total Telecommunication Services			193,586

Utilities (0.4%)
Electric Utilities (0.2%)
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.636%, 9/3/19 (k)		150,000	150,226

Gas Utilities (0.1%)
Dominion Energy Gas Holdings LLC
Series A (ICE LIBOR USD 3 Month + 0.60%), 2.926%, 6/15/21 (k)		100,000	100,008

Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.791%, 3/15/21 (k)		100,000	100,118

Total Utilities			350,352

Total Corporate Bonds			2,982,390

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Government Securities (51.9%)
Australia Government Bond
1.250%, 2/21/22 TIPS (m)	AUD	1,218,996	$929,308
3.000%, 9/20/25 TIPS (m)		1,385,898	1,194,399
Canada Government Real Return Bond
1.500%, 12/1/44 TIPS	CAD	149,916	144,424
1.250%, 12/1/47 TIPS		432,508	404,601
Canadian Government Bond
4.250%, 12/1/21 TIPS		2,342,789	2,024,664
0.500%, 12/1/50 TIPS		256,430	202,663
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 4/15/30 TIPS (m)	EUR	582,523	808,542
0.100%, 4/15/46 TIPS (m)		85,711	124,247
France Government Bond OAT
1.300%, 7/25/19 TIPS (m)		43,772	52,869
0.100%, 7/25/21 TIPS (m)		549,266	677,474
0.250%, 7/25/24 TIPS (m)		146,406	189,085
0.100%, 3/1/25 TIPS (m)		678,150	863,757
1.850%, 7/25/27 TIPS (m)		1,835,617	2,736,413
0.100%, 3/1/28 TIPS (m)		851,406	1,091,959
0.700%, 7/25/30 TIPS (m)		751,529	1,039,015
0.100%, 7/25/47 TIPS (m)		195,216	255,525
1.750%, 5/25/66 (m)		320,000	377,743
Italy Buoni Poliennali Del Tesoro
1.650%, 4/23/20 TIPS (m)		100,216	120,223
2.600%, 9/15/23 TIPS (m)		246,815	316,007
2.550%, 9/15/41 TIPS (m)		229,290	297,434
Japanese Government CPI Linked Bonds
0.100%, 3/10/26 TIPS	JPY	141,034,600	1,340,099
0.100%, 3/10/27 TIPS		70,722,400	674,234
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,084,005	522,869
Kingdom of Spain
0.550%, 11/30/19 TIPS (m)	EUR	659,738	794,395
1.800%, 11/30/24 TIPS (m)		453,570	616,747
1.000%, 11/30/30 TIPS (m)		10,280	13,318
Kingdom of Sweden
0.250%, 6/1/22	SEK	700,000	90,668
1.000%, 6/1/25		500,000	70,571
0.125%, 6/1/26		1,050,000	141,494
New Zealand Government Bond
3.000%, 4/15/20 (m)	NZD	100,000	69,084
2.000%, 9/20/25 TIPS (m)		425,800	302,453
2.500%, 9/20/35 TIPS (m)		103,880	77,104
Republic of Argentina (Argentina Central Bank 7D
Repo Reference Rate + 0.00%), 40.000%, 6/21/20 (k)	ARS	3,200,000	112,974
(Argentina Deposit Rates Badlar Private Banks ARS
30 to 35 Days + 2.00%), 27.947%, 4/3/22 (k)		200,000	5,670
5.875%, 1/11/28		$100,000	81,500
Republic of Cyprus
3.875%, 5/6/22 (m)	EUR	40,000	51,068
3.750%, 7/26/23 (m)		40,000	51,280
2.750%, 6/27/24 (m)		10,000	12,276
4.250%, 11/4/25 (m)		20,000	26,529
Republic of Italy
0.100%, 5/15/22 TIPS (m)		684,928	790,426
2.350%, 9/15/24 TIPS (m)		3,273,348	4,136,085
Republic of Peru
6.150%, 8/12/32 (m)	PEN	600,000	186,292
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS (m)	GBP	689,611	1,076,099
2.500%, 7/17/24 TIPS (m)		110,000	523,931
7.060%, 7/17/24		22,000	104,786
0.125%, 3/22/26 TIPS (m)		3,207,414	4,899,679
4.125%, 7/22/30		17,000	81,248
1.250%, 11/22/32 TIPS (m)		921,135	1,796,501
0.750%, 3/22/34 TIPS (m)		234,887	442,883
0.125%, 3/22/44 TIPS (m)		646,184	1,314,128
0.125%, 3/22/46 TIPS (m)		2,071,494	4,330,912
0.125%, 8/10/48 TIPS (m)		753,298	1,633,448
0.250%, 3/22/52 TIPS (m)		395,243	941,163
1.250%, 11/22/55 TIPS (m)		410,428	1,309,053
0.125%, 11/22/56 TIPS (m)		374,901	926,602
0.125%, 3/22/58 TIPS (m)		330,143	833,799
0.375%, 3/22/62 TIPS (m)		93,707	272,955
0.125%, 11/22/65 TIPS (m)		655,201	1,900,571
0.125%, 3/22/68 TIPS (m)		257,662	783,137
United Mexican States
4.500%, 11/22/35 TIPS	MXN	1,804,382	100,817

Total Foreign Government Securities			47,289,200

Mortgage-Backed Security (1.0%)
FNMA
3.000%, 7/25/48 TBA		$1,000,000	968,594

Total Mortgage-Backed Security			968,594

U.S. Treasury Obligations (48.8%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS (z)		5,928,143	6,570,956
2.000%, 1/15/26 TIPS		373,653	409,293
1.750%, 1/15/28 TIPS		1,551,134	1,694,665
3.625%, 4/15/28 TIPS		311,363	395,433
2.500%, 1/15/29 TIPS		282,404	331,796
3.875%, 4/15/29 TIPS		77,727	102,456
3.375%, 4/15/32 TIPS		183,499	244,932
2.125%, 2/15/40 TIPS		11,592	14,570
2.125%, 2/15/41 TIPS		308,904	391,187
0.750%, 2/15/42 TIPS		210,672	205,761
0.625%, 2/15/43 TIPS		108,975	103,206
1.375%, 2/15/44 TIPS		1,311,537	1,464,420
0.750%, 2/15/45 TIPS		212,794	206,501
1.000%, 2/15/46 TIPS		1,258,306	1,296,393
0.875%, 2/15/47 TIPS		1,455,164	1,455,483
1.000%, 2/15/48 TIPS		1,471,197	1,520,656

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/19 TIPS		$240,581	$239,139
0.125%, 4/15/20 TIPS		766,034	757,861
1.250%, 7/15/20 TIPS		459,536	466,948
0.125%, 4/15/21 TIPS (z)		6,723,283	6,618,521
0.625%, 7/15/21 TIPS		413,530	414,954
0.125%, 1/15/22 TIPS		77,488	76,142
0.125%, 4/15/22 TIPS		480,083	470,173
0.625%, 4/15/23 TIPS		231,994	231,607
0.625%, 1/15/24 TIPS		3,613,270	3,607,430
0.125%, 7/15/24 TIPS (z)		4,920,258	4,781,302
0.250%, 1/15/25 TIPS		1,504,206	1,462,390
0.375%, 7/15/25 TIPS		652,929	641,176
0.625%, 1/15/26 TIPS		2,129,969	2,117,833
0.125%, 7/15/26 TIPS		501,715	480,512
0.375%, 1/15/27 TIPS		114,092	110,811
0.500%, 1/15/28 TIPS		1,770,417	1,731,365
U.S. Treasury Notes 2.125%, 9/30/21		100,000	98,373
1.875%, 2/28/22 (z)		3,100,000	3,013,490
2.125%, 7/31/24		700,000	673,816

Total U.S. Treasury Obligations			44,401,551

Total Long-Term Debt Securities (110.7%) (Cost $97,020,448)			100,778,689

SHORT-TERM INVESTMENTS:
Banker’s Acceptance (1.4%)
Bank of Montreal 2.04%, 7/3/18 (p)	CAD	1,100,000	836,582
Bank of Nova Scotia, Halifax 2.04%, 7/3/18 (p)		600,000	456,318

Total Banker’s Acceptance			1,292,900

Certificates of Deposit (0.2%)
Barclays Bank plc 1.94%, 9/4/18		$200,000	199,855

Foreign Government Treasury Bills (4.9%)
Argentina Treasury Bills 14.71%, 7/13/18 (p)		100,000	99,479
46.14%, 7/18/18 (p)	ARS	40,000	1,352
8.25%, 7/27/18 (p)		$100,000	99,394
4.08%, 8/10/18 (p)		100,000	99,540
(13.55)%, 9/14/18 (p)	ARS	222,000	7,901
91.52%, 9/14/18 (p)		200,000	5,808
43.56%, 9/19/18 (p)		310,000	9,773
4.74%, 9/28/18 (p)		$100,000	98,845
(6.05)%, 10/12/18 (p)	ARS	200,000	7,037
4.33%, 10/12/18 (p)		$100,000	98,784
4.07%, 11/16/18 (p)		79,000	77,794
Federative Republic of Brazil 0.00%, 1/1/19 (p)	BRL	7,429,000	1,854,571
Hellenic Republic 1.39%, 7/13/18 (p)	EUR	70,000	81,705
1.11%, 8/31/18 (p)		350,000	407,951
0.98%, 10/5/18 (p)		80,000	93,178
Japan Treasury Bills (0.03)%, 7/30/18 (p)	JPY	150,000,000	1,354,865

Total Foreign Government Treasury Bills			4,397,977

U.S. Government Agency Securities (5.6%)
FHLB 1.64%, 7/25/18 (o)(p)		$1,800,000	1,797,948
1.65%, 7/27/18 (o)(p)		600,000	599,257
1.67%, 7/30/18 (o)(p)		1,100,000	1,098,474
1.73%, 8/10/18 (o)(p)		1,100,000	1,097,835
1.80%, 8/31/18 (o)(p)		500,000	498,451

Total U.S. Government Agency Securities			5,091,965

Total Short-Term Investments (12.1%) (Cost $11,154,194)			10,982,697

Total Investments in Securities (122.8%) (Cost $108,174,642)			111,761,386
Other Assets Less Liabilities (-22.8%)			(20,731,590)

Net Assets (100%)			$91,029,796

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $4,019,672 or 4.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $308,937 or 0.3% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $41,187,434 or 45.2% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Glossary:
ARS	—	Argentina Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.9%
Australia	2.3
Brazil	2.4
Canada	4.6
Cayman Islands	2.4
Cyprus	0.2
Denmark	0.6
France	8.0
Germany	1.4
Greece	0.6
Italy	6.2
Japan	3.7
Luxembourg	0.3
Mexico	0.1
Netherlands	0.1
New Zealand	0.5
Peru	0.2
Spain	1.6
Sweden	0.3
Switzerland	0.4
United Kingdom	26.0
United States	60.0
Cash and Other	(22.8)

100.0%

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	5	9/2018	EUR	742,954	15,524
Euro-Bund	9	9/2018	EUR	1,708,433	32,603
Euro-Buxl	1	9/2018	EUR	207,518	2,323
Long Gilt	5	9/2018	GBP	812,042	9,893
Short-Term Euro-BTP	1	9/2018	EUR	129,240	1,858
U.S. Treasury 10 Year Note	62	9/2018	USD	7,451,626	34,704

					96,905

Short Contracts
Australia 10 Year Bond	(1)	9/2018	AUD	(95,734)	(1,303)
Australia 3 Year Bond	(12)	9/2018	AUD	(988,797)	(3,460)
Euro-OAT	(7)	9/2018	EUR	(1,263,303)	(14,505)
Japan 10 Year Bond	(2)	9/2018	JPY	(2,724,834)	(3,408)
U.S. Treasury 10 Year Ultra Note	(2)	9/2018	USD	(256,469)	(2,145)
U.S. Treasury 2 Year Note	(56)	9/2018	USD	(11,862,374)	(6,191)
U.S. Treasury Long Bond	(41)	9/2018	USD	(5,945,000)	(168,160)
U.S. Treasury Ultra Bond	(5)	9/2018	USD	(797,813)	(15,580)

					(214,752)

					(117,847)

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	580,465	DKK	3,490,000	Goldman Sachs Bank USA	7/2/2018	33,439
AUD	3,183,000	USD	2,349,691	Bank of America	7/3/2018	5,888
EUR	2,038,000	USD	2,361,755	Goldman Sachs Bank USA	7/3/2018	18,221
EUR	13,121,257	USD	15,264,543	JPMorgan Chase Bank	7/3/2018	58,460
GBP	79,000	USD	103,819	Barclays Bank plc	7/3/2018	441
USD	8,548	ARS	233,613	Bank of America**	7/3/2018	471
USD	45,330	ARS	1,230,687	Goldman Sachs Bank USA**	7/3/2018	2,782
USD	2,392,804	AUD	3,183,000	Goldman Sachs Bank USA	7/3/2018	37,225
USD	206,429	BRL	700,000	Bank of America**	7/3/2018	25,819
USD	1,561,645	BRL	5,300,000	Deutsche Bank AG**	7/3/2018	194,168
USD	355,818	BRL	1,200,000	JPMorgan Chase Bank**	7/3/2018	46,200
USD	3,100,255	CAD	4,001,000	Bank of America	7/3/2018	56,859
USD	848,804	CAD	1,100,000	Goldman Sachs Bank USA	7/3/2018	12,080
USD	462,295	CAD	600,000	JPMorgan Chase Bank	7/3/2018	5,900
USD	442,504	EUR	376,000	Goldman Sachs Bank USA	7/3/2018	3,411
USD	23,317,606	GBP	17,463,429	Bank of America	7/3/2018	270,248
USD	589,511	GBP	442,000	JPMorgan Chase Bank	7/3/2018	6,182
USD	1,872,099	JPY	203,500,000	Bank of America	7/3/2018	34,047
USD	442,122	NZD	628,000	Barclays Bank plc	7/3/2018	16,778
USD	287,584	SEK	2,535,000	Deutsche Bank AG	7/3/2018	4,557
RUB	4,492,208	USD	71,446	Barclays Bank plc**	7/10/2018	32
RUB	12,066,250	USD	188,603	JPMorgan Chase Bank**	7/10/2018	3,390
USD	8,444	ARS	233,613	Bank of America**	7/12/2018	447
USD	87,240	EUR	70,000	Goldman Sachs Bank USA	7/13/2018	5,436
USD	206,677	PEN	677,775	Goldman Sachs Bank USA**	7/19/2018	424
TRY	577,000	USD	124,483	JPMorgan Chase Bank	7/20/2018	204
USD	1,380,011	JPY	150,000,000	JPMorgan Chase Bank	7/30/2018	22,676
USD	1,848,092	JPY	203,500,000	JPMorgan Chase Bank	8/2/2018	6,258
USD	98,684	MXN	1,886,789	Bank of America	8/27/2018	4,532
USD	309,329	EUR	250,000	Barclays Bank plc	8/31/2018	16,048
USD	124,323	EUR	100,000	JPMorgan Chase Bank	8/31/2018	7,011
USD	181,000	KRW	200,508,180	Barclays Bank plc**	9/19/2018	607
USD	160,594	KRW	172,389,600	Goldman Sachs Bank USA**	9/19/2018	5,499
USD	181,000	SGD	245,420	Barclays Bank plc	9/19/2018	567
USD	181,000	TWD	5,471,449	Barclays Bank plc**	9/19/2018	515
USD	24,821	EUR	20,000	Bank of America	10/5/2018	1,295
USD	74,885	EUR	60,000	Goldman Sachs Bank USA	10/5/2018	4,306
USD	883,965	BRL	3,371,000	Goldman Sachs Bank USA**	1/3/2019	29,311
USD	1,089,609	BRL	4,058,000	JPMorgan Chase Bank**	1/3/2019	60,780

Total unrealized appreciation						1,002,514

ARS	1,464,300	USD	52,503	Deutsche Bank AG**	7/3/2018	(1,879)
BRL	3,264,000	USD	868,640	Goldman Sachs Bank USA**	7/3/2018	(26,480)
BRL	3,936,000	USD	1,072,095	JPMorgan Chase Bank**	7/3/2018	(56,549)
EUR	530,000	USD	619,139	Goldman Sachs Bank USA	7/3/2018	(205)
EUR	193,000	USD	228,492	JPMorgan Chase Bank	7/3/2018	(3,106)
GBP	69,000	USD	91,843	Goldman Sachs Bank USA	7/3/2018	(780)
JPY	203,500,000	USD	1,844,334	JPMorgan Chase Bank	7/3/2018	(6,281)
USD	18,087,160	EUR	15,506,257	JPMorgan Chase Bank	7/3/2018	(21,047)
USD	259,171	RUB	16,558,458	JPMorgan Chase Bank**	7/10/2018	(4,300)
ARS	467,226	USD	16,902	Bank of America**	7/12/2018	(908)
ARS	1,230,687	USD	44,875	Goldman Sachs Bank USA**	7/13/2018	(2,793)
COP	612,910,750	USD	214,039	JPMorgan Chase Bank**	7/17/2018	(5,078)
USD	2,349,913	AUD	3,183,000	Bank of America	8/2/2018	(5,920)
USD	3,013,021	CAD	4,001,000	Bank of America	8/2/2018	(32,007)
USD	15,298,650	EUR	13,121,257	JPMorgan Chase Bank	8/2/2018	(58,732)

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	23,252,990	GBP	17,757,429	Barclays Bank plc	8/2/2018	(215,317)
RUB	4,881,185	USD	77,462	Goldman Sachs Bank USA**	8/24/2018	(181)
USD	71,114	RUB	4,492,208	Barclays Bank plc**	8/24/2018	(9)
ARS	1,836,440	USD	66,107	Barclays Bank plc**	9/26/2018	(7,895)
USD	546,715	DKK	3,475,000	Bank of America	10/1/2018	(1,937)

Total unrealized depreciation						(451,404)

Net unrealized appreciation						551,110

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	8	EUR (800,000)	EUR 162.00	8/24/2018	(12,706)

Written Put Options Contracts as of June 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	4	EUR (400,000)	EUR 157.00	8/24/2018	(233)
U.S. Treasury 30 Year Bond	Exchange Traded	2	USD (200,000)	USD 143.00	7/27/2018	(625)

						(858)

Total Written Options Contracts (Premiums Received ($8,796))						(13,564)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,612,892	$—	$3,612,892
Collateralized Mortgage Obligations	—	1,524,062	—	1,524,062
Corporate Bonds
Consumer Discretionary	—	338,284	—	338,284
Consumer Staples	—	100,356	—	100,356
Energy	—	409,763	—	409,763
Financials	—	1,283,262	—	1,283,262
Health Care	—	100,710	—	100,710
Industrials	—	110,121	—	110,121
Information Technology	—	95,956	—	95,956
Telecommunication Services	—	193,586	—	193,586
Utilities	—	350,352	—	350,352

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Foreign Government Securities	$—	$47,289,200	$—	$47,289,200
Forward Currency Contracts	—	1,002,514	—	1,002,514
Futures	96,905	—	—	96,905
Mortgage-Backed Securities	—	968,594	—	968,594
Short-Term Investments
Banker’s Acceptance	—	1,292,900	—	1,292,900
Certificate of Deposit	—	199,855	—	199,855
Foreign Government Treasury Bills	—	4,397,977	—	4,397,977
U.S. Government Agency Securities	—	5,091,965	—	5,091,965
U.S. Treasury Obligations	—	44,401,551	—	44,401,551

Total Assets	$96,905	$112,763,900	$—	$112,860,805

Liabilities:
Forward Currency Contracts	$—	$(451,404)	$—	$(451,404)
Futures	(214,752)	—	—	(214,752)
Options Written
Call Options Written	(12,706)	—	—	(12,706)
Put Options Written	(858)	—	—	(858)

Total Liabilities	$(228,316)	$(451,404)	$—	$(679,720)

Total	$(131,411)	$112,312,496	$—	$112,181,085

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$96,905	*
Foreign exchange contracts	Receivables	1,002,514

Total		$1,099,419

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(228,316	)*
Foreign exchange contracts	Payables	(451,404)

Total		$(679,720)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Total
Interest rate contracts	$53,374	$176,366	$—	$229,740
Foreign exchange contracts	—	—	1,080,979	1,080,979

Total	$53,374	$176,366	$1,080,979	$1,310,719

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(7,345)	$(172,074)	$—	$(179,419)
Foreign exchange contracts	—	—	1,178,610	1,178,610

Total	$(7,345)	$(172,074)	$1,178,610	$999,191

^ This Portfolio held forward foreign currency contracts, futures and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $122,222,000 and option contracts and futures contracts with an average notional balance of approximately $15,000 and $34,384,000 respectively during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$399,606	$(40,772)	$—	$358,834
Barclays Bank plc	34,988	(34,988)	—	—
Deutsche Bank AG	198,725	(1,879)	—	196,846
Goldman Sachs Bank USA	152,134	(30,439)	—	121,695
JPMorgan Chase Bank	217,061	(155,093)	—	61,968

Total	$1,002,514	$(263,171)	$—	$739,343

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$40,772	$(40,772)	$—	$—
Barclays Bank plc	223,221	(34,988)	—	188,233
Deutsche Bank AG	1,879	(1,879)	—	—
Goldman Sachs Bank USA	30,439	(30,439)	—	—
JPMorgan Chase Bank	155,093	(155,093)	—	—

Total	$451,404	$(263,171)	$—	$188,233

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	2.05%	5/3/2018	8/3/2018	$(6,538,495)	$(6,537,045)
BNP Paribas SA	2.05	5/3/2018	8/3/2018	(6,940,826)	(6,974,957)
BNP Paribas SA	2.05	5/3/2018	8/3/2018	(4,740,646)	(4,763,922)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(2,995,375)	(2,996,052)

					$(21,271,976)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2018, was approximately $24,943,000 at a weighted average interest rate of 1.76%.
(2)	Payable for sale-buyback transactions includes $56,634 of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2018:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(21,271,976)	$21,339,055	$67,079

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2018
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$6,537,045	$—	$6,537,045
U.S. Treasury Notes	—	2,996,052	11,738,879	—	14,734,931

Total Borrowings	$—	$2,996,052	$18,275,924	$—	$21,271,976

Gross amount of recognized liabilities for sale-buybacks					$21,271,976

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,323,703
Long-term U.S. government debt securities	10,245,188

$29,568,891

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,324,761
Long-term U.S. government debt securities	11,154,075

$26,478,836

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,925,240
Aggregate gross unrealized depreciation	(1,879,414)

Net unrealized appreciation	$4,045,826

Federal income tax cost of investments in securities and derivative instruments, if applicable	$108,135,259

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $108,174,642)	$111,761,386
Cash	417,334
Foreign cash (Cost $232,928)	227,106
Cash held as collateral at broker	160,653
Receivable for securities sold	4,983,079
Unrealized appreciation on forward foreign currency contracts	1,002,514
Dividends, interest and other receivables	257,533
Due from broker for futures variation margin	144,500
Receivable from Separate Accounts for Portfolio shares sold	44,116
Other assets	963

Total assets	118,999,184

LIABILITIES
Payable for sale-buyback financing transactions	21,271,976
Payable for securities purchased	4,581,651
Payable for forward commitments	961,113
Payable for return of cash collateral on forward contracts	508,390
Unrealized depreciation on forward foreign currency contracts	451,404
Investment management fees payable	36,630
Payable to Separate Accounts for Portfolio shares redeemed	25,078
Options written, at value (Premiums received $8,796)	13,564
Distribution fees payable – Class IB	12,513
Administrative fees payable	7,213
Trustees’ fees payable	587
Accrued expenses	99,269

Total liabilities	27,969,388

NET ASSETS	$91,029,796

Net assets were comprised of:
Paid in capital	$90,092,662
Accumulated undistributed net investment income (loss)	(2,079,447)
Accumulated undistributed net realized gain (loss)	(1,236,562)
Net unrealized appreciation (depreciation)	4,253,143

Net assets	$91,029,796

Class IB
Net asset value, offering and redemption price per share, $61,765,051 / 6,296,427 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

Class K
Net asset value, offering and redemption price per share, $29,264,745 / 2,966,136 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$1,026,643
Dividends	21
Securities lending (net)	13

Total income	1,026,677

EXPENSES
Investment management fees	258,762
Interest expense	241,267
Distribution fees – Class IB	72,210
Professional fees	42,113
Administrative fees	42,099
Custodian fees	17,356
Printing and mailing expenses	3,188
Trustees’ fees	973
Miscellaneous	5,761

Gross expenses	683,729
Less: Waiver from investment manager	(46,805)

Net expenses	636,924

NET INVESTMENT INCOME (LOSS)	389,753

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	672,578
Futures contracts	176,366
Forward foreign currency contracts	1,080,979
Foreign currency transactions	(313,646)
Options written	50,697

Net realized gain (loss)	1,666,974

Change in unrealized appreciation (depreciation) on:
Investments in securities	(3,496,449)
Futures contracts	(172,074)
Forward foreign currency contracts	1,178,610
Foreign currency translations	242,904
Options written	(6,605)

Net change in unrealized appreciation (depreciation)	(2,253,614)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(586,640)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(196,887)

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$389,753	$1,015,559
Net realized gain (loss)	1,666,974	(2,818,164)
Net change in unrealized appreciation (depreciation)	(2,253,614)	4,176,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(196,887)	2,373,950

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(552,367)
Class K	—	(287,701)

	—	(840,068)

Return of capital
Class IB	—	(135,431)
Class K	—	(70,540)

	—	(205,971)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,046,039)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,011,342 and 2,237,247 shares, respectively ]	9,840,542	21,813,761
Capital shares issued in connection with merger (Note 8) [ 0 and 511,385 shares, respectively ]	—	5,040,464
Capital shares issued in reinvestment of dividends and distributions [ 0 and 69,690 shares, respectively ]	—	687,798
Capital shares repurchased [ (441,215) and (1,089,407) shares, respectively ]	(4,287,097)	(10,671,744)

Total Class IB transactions	5,553,445	16,870,279

Class K
Capital shares sold [ 264,865 and 487,493 shares, respectively ]	2,589,461	4,777,042
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,163 shares, respectively ]	—	358,241
Capital shares repurchased [ (188,352) and (863,225) shares, respectively ]	(1,840,940)	(8,480,246)

Total Class K transactions	748,521	(3,344,963)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,301,966	13,525,316

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,105,079	14,853,227
NET ASSETS:
Beginning of period	84,924,717	70,071,490

End of period (a)	$91,029,796	$84,924,717

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,079,447)	$(2,469,200)

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2018 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(196,887)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(29,568,891)
Proceeds from disposition of investment securities	26,478,836
Proceeds/(Purchases) of short-term investments, net	(5,644,253)
Decrease in premiums received on written options	(1,737)
Change in unrealized (appreciation)/depreciation on investments	3,496,449
Change in unrealized (appreciation)/depreciation on written options	6,605
Net realized (gain)/ loss on investments	(672,578)
Net amortization (accretion) of income	(431,345)
Decrease in receivable for securities sold	847,471
Decrease in receivable for forward commitments	995,781
Increase in payable for return of cash collateral on forward currency contracts	508,390
Increase in investment management fees payable	35,349
Decrease in dividends, interest and other receivables	16,342
Increase in distribution fees payable – Class IB	689
Increase in administrative fees payable	221
Decrease in trustees’ fees payable	(74)
Increase in other assets	(609)
Decrease in accrued expenses	(20,104)
Increase in due from broker for futures variation margin	(53,975)
Decrease in unrealized depreciation on forward foreign currency contracts	(269,237)
Decrease in payable for forward commitments	(1,028,555)
Increase in unrealized appreciation on forward foreign currency contracts	(909,373)
Decrease in payable for securities purchased	(1,334,401)

Net cash provided (used) by operating activities	(7,745,886)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	12,536,714
Payment for shares redeemed	(6,111,397)
Proceeds from sale-buyback transactions	402,821,490
Payments on sale-buyback transactions	(402,933,968)
Increase in payable for sale-buyback financing transactions	946,649

Net cash provided (used) by financing activities	7,259,488

Net increase/(decrease) in cash	(486,398)

Cash, foreign currency and restricted cash:
Beginning of period	1,291,491

End of period	$805,093

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2018, the Portfolio paid $241,267 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2017	Six Months Ended June 30, 2018
Cash	$871,137	$417,334
Foreign currency	244,398	227,106
Cash held as collateral at broker	175,956	160,653

Total cash, foreign currency and restricted cash shown in the statement of cash flows	$1,291,491	$805,093

See Notes to Financial Statements.

1156

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,							February 8, 2013* to December 31, 2013
			2017		2016		2015		2014
Net asset value, beginning of period	$9.84		$9.69		$9.26		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.12		0.09		0.04		0.06	—	#
Net realized and unrealized gain (loss)	(0.07)		0.16		0.85		(0.27)		0.68	(0.59)

Total from investment operations	(0.03)		0.28		0.94		(0.23)		0.74	(0.59)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.49)		(0.13)		(0.47)	(0.01)
Distributions from net realized gains	—		—		(0.02)		(0.05)		—	—
Return of capital	—		(0.03)		—		—		—	—

Total dividends and distributions	—		(0.13)		(0.51)		(0.18)		(0.47)	(0.01)

Net asset value, end of period	$9.81		$9.84		$9.69		$9.26		$9.67	$9.40

Total return (b)	(0.30)%		2.86%		10.35%		(2.36)%		7.86%	(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,765		$56,357		$38,725		$25,420		$13,949	$3,804
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.56	%*******	1.29	%******	1.31	%****	1.12	%***	1.05%**	1.00%
Before waivers and reimbursements (a)(f)	1.67	%*******	1.52	%******	1.49	%****	1.36	%***	1.46%**	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.83%		1.21%		0.92%		0.42%		0.65%	—	%(l)‡‡
Before waivers and reimbursements (a)(f)	0.72%		0.98%		0.74%		0.18%		0.24%	(0.97	)%(l)
Portfolio turnover rate (z)^	25%		127%		108%		66%		92%	555%

See Notes to Financial Statements.

1157

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,							February 8, 2013* to December 31, 2013
			2017		2016		2015		2014
Net asset value, beginning of period	$9.89		$9.71		$9.28		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.14		0.12		0.05		0.10	0.05
Net realized and unrealized gain (loss)	(0.07)		0.17		0.85		(0.26)		0.66	(0.62)

Total from investment operations	(0.02)		0.31		0.97		(0.21)		0.76	(0.57)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.52)		(0.13)		(0.49)	(0.03)
Distributions from net realized gains	—		—		(0.02)		(0.05)		—	—
Return of capital	—		(0.03)		—		—		—	—

Total dividends and distributions	—		(0.13)		(0.54)		(0.18)		(0.49)	(0.03)

Net asset value, end of period	$9.87		$9.89		$9.71		$9.28		$9.67	$9.40

Total return (b)	(0.20)%		3.16%		10.63%		(2.15)%		8.14%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,265		$28,568		$31,346		$28,098		$19,350	$15,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.31	%*******	1.04	%******	1.05	%*****	0.87	%***	0.80%**	0.75%
Before waivers and reimbursements (a)(f)	1.42	%*******	1.26	%******	1.22	%*****	1.11	%***	1.18%**	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.45%		1.17%		0.48%		1.00%	0.59	%(l)
Before waivers and reimbursements (a)(f)	0.94%		1.23%		0.99%		0.23%		0.62%	(0.37	)%(l)
Portfolio turnover rate (z)^	25%		127%		108%		66%		92%	555%
*	Commencement of Operations.
**	Includes Interest Expense of 0.05%.
***	Includes Interest Expense of 0.12%.
****	Includes Interest Expense of 0.31%.
*****	Includes Interest Expense of 0.30%.
******	Includes Interest Expense of 0.29%.
*******	Includes Interest Expense of 0.56%.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1158

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	24.9%
Asset-Backed Securities	13.8
Collateralized Mortgage Obligations	10.1
Consumer Discretionary	8.3
Industrials	4.5
Commercial Mortage-Backed Securities	4.5
Utilities	3.2
Municipal Bonds	2.9
Information Technology	2.9
U.S. Government Agency Securities	2.5
Consumer Staples	2.5
Health Care	2.0
Real Estate	1.9
Energy	1.8
Telecommunication Services	1.8
Materials	0.8
Repurchase Agreements	0.3
Mortgage-Backed Securities	0.1
Cash and Other	11.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,007.05	$4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,008.05	4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	1,008.06	2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1159

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.8%)
Ally Auto Receivables Trust,
Series 2017-3 A2 1.530%, 3/16/20	$1,296,742	$1,293,555
Series 2018-3 A2 2.720%, 5/17/21	5,000,000	4,999,875
American Airlines Pass-Through Trust,
Series 2017-1 B 4.950%, 2/15/25	3,735,000	3,774,591
Arkansas Student Loan Authority,
Series 2010-1 A 3.218%, 11/25/43 (l)	1,025,473	1,029,474
Avant Loans Funding Trust,
Series 2017-A A 2.410%, 3/15/21§	8,664	8,663
BMW Vehicle Owner Trust,
Series 2018-A A2A 2.090%, 11/25/20	3,500,000	3,486,914
CarMax Auto Owner Trust,
Series 2018-2 A2 2.730%, 8/16/21	3,000,000	2,996,928
Chase Issuance Trust,
Series 2016-A1 A 2.483%, 5/17/21 (l)	3,000,000	3,007,814
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 2.704%, 4/22/26 (l)	3,000,000	3,039,411
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 2.171%, 1/25/37 (l)	50,707	36,636
Colony Starwood Homes Trust,
Series 2016-1A A 3.585%, 7/17/33 (l)§	3,879,008	3,882,386
CSMC Trust,
Series 2017-1 4.500%, 3/25/21 (l)	2,114,704	2,121,189
Daimler Trucks Retail Trust,
Series 2018-1 A2 2.600%, 5/15/20§	4,000,000	3,999,622
Discover Card Execution Note Trust,
Series 2017-A1 A1 2.563%, 7/15/24 (l)	6,500,000	6,552,630
Drug Royalty II LP 2,
Series 2014-1 A1 5.198%, 7/15/23 (b)(l)§	476,146	480,933
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 2.821%, 4/25/39 (l)§	992,773	994,756
Federal Express Corp. Pass-Through Trust,
Series 1998 6.720%, 1/15/22	2,555,537	2,697,060
Ford Credit Auto Lease Trust,
Series 2018-A A2A 2.710%, 12/15/20	4,000,000	3,995,834
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2 A2A 2.550%, 5/17/21	3,000,000	2,995,964
GSAA Trust,
Series 2007-6 A4 2.391%, 5/25/47 (l)	183,264	151,713
Hertz Fleet Lease Funding LP,
Series 2018-1 A2 3.230%, 5/10/32§	2,000,000	2,001,871
Hyundai Auto Lease Securitization Trust,
Series 2017-C A2A 1.890%, 3/16/20§	4,830,710	4,805,794
Invitation Homes Trust,
Series 2015-SFR3 A 3.373%, 8/17/32 (l)§	4,208,141	4,208,355
Marlette Funding Trust,
Series 2018-2A A 3.060%, 7/17/28§	2,000,000	1,999,997
Massachusetts Educational Financing Authority,
Series 2008-1 A1 3.310%, 4/25/38 (l)	182,826	183,536
MMAF Equipment Finance LLC,
Series 2018-A A2 2.920%, 7/12/21 (b)§	3,000,000	2,999,617
Navient Private Education Loan Trust,
Series 2014-CTA A 2.773%, 9/16/24 (l)§	1,202,164	1,203,582
Series 2015-AA A2A 2.650%, 12/15/28§	782,615	765,378
Series 2017-A A1 2.473%, 12/16/58 (l)§	3,204,636	3,208,580
Navient Student Loan Trust,
Series 2016-7A A 3.241%, 3/25/66 (l)§	2,424,963	2,470,405
Series 2017-5A A 2.891%, 7/26/66 (l)§	4,441,132	4,482,077
NCUA Guaranteed Notes Trust,
Series 2010-A1 A 2.380%, 12/7/20 (l)	573,796	574,516
Nelnet Student Loan Trust,
Series 2005-3 A5 2.452%, 12/24/35 (l)	4,416,895	4,378,281
Series 2013-5A A 2.590%, 1/25/37 (l)§	1,873,947	1,875,431
Series 2016-1A A 2.760%, 9/25/65 (l)§	9,772,842	9,867,986
Northstar Education Finance, Inc.,
Series 2012-1 A 2.791%, 12/26/31 (l)§	1,274,195	1,279,358
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2 6.264%, 11/20/21	301,142	311,683
OneMain Financial Issuance Trust,
Series 2015-2A A 2.570%, 7/18/25§	1,123,397	1,123,090
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 3.438%, 10/1/35 (l)	583,615	587,796
PHEAA Student Loan Trust,
Series 2016-2A A 3.041%, 11/25/65 (l)§	3,570,465	3,616,158
Santander Retail Auto Lease Trust,
Series 2018-A A1 2.200%, 3/20/19§	5,380,172	5,379,085
SBA Tower Trust, 2.898%, 10/8/19§	2,600,000	2,583,523

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SLC Student Loan Trust,
Series 2005-1 A3 2.442%, 2/15/25 (l)	$4,679,072	$4,674,045
Series 2005-2 A3 2.451%, 3/15/27 (l)	1,387,758	1,385,877
Series 2005-3 A3 2.461%, 6/15/29 (l)	3,333,207	3,315,587
Series 2006-2 A5 2.441%, 9/15/26 (l)	7,015,490	7,001,883
SLM Student Loan Trust,
Series 2005-3 A5 2.450%, 10/25/24 (l)	3,886,206	3,883,246
Series 2005-7 A4 2.510%, 10/25/29 (l)	2,912,322	2,898,345
Series 2005-8 A4 2.910%, 1/25/28 (l)	3,007,778	3,007,099
Series 2005-9 A7A 2.960%, 1/25/41 (l)	4,000,000	3,976,496
Series 2008-9 A 3.860%, 4/25/23 (l)	4,599,658	4,686,190
Series 2010-1 A 2.360%, 3/25/25 (l)	3,391,596	3,344,637
Series 2012-3 A 2.610%, 12/27/38 (l)	8,177,241	8,220,812
SMB Private Education Loan Trust,
Series 2015-A A2B 3.073%, 6/15/27 (l)§	8,932,850	9,007,504
Series 2016-C A2A 2.340%, 9/15/34§	7,000,000	6,792,338
Series 2018-A A1 2.423%, 3/16/26 (l)§	8,537,803	8,532,640
SoFi Consumer Loan Program Trust,
Series 2018-1 A1 2.550%, 2/25/27§	2,257,258	2,247,026
Series 2018-2 A1 2.930%, 4/26/27§	2,630,616	2,627,185
SoFi Professional Loan Program LLC,
Series 2015-D A2 2.720%, 10/27/36§	323,569	319,009
Series 2016-E A1 2.941%, 7/25/39 (l)§	423,233	425,267
Sofi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	1,871,667	1,862,436
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	1,424	1,463
Series 2004-20C 1 4.340%, 3/1/24	16,587	16,724
Series 2005-20B 1 4.625%, 2/1/25	19,989	20,318
Series 2008-20G 1 5.870%, 7/1/28	1,930,319	2,039,191
Series 2008-20H 1 6.020%, 8/1/28	1,526,245	1,633,815
World Omni Auto Receivables Trust,
Series 2018-B A2 2.570%, 7/15/21	3,000,000	2,995,363

Total Asset-Backed Securities		196,366,543

Collateralized Mortgage Obligations (10.1%)
Alternative Loan Trust,
Series 2005-61 2A1 2.371%, 12/25/35 (l)	9,083	8,659
Series 2005-62 2A1 2.558%, 12/25/35 (l)	57,439	52,296
Series 2006-OA22 A1 2.251%, 2/25/47 (l)	241,830	233,799
Series 2007-OA7 A1A 2.271%, 5/25/47 (l)	53,157	51,511
American Home Mortgage Assets Trust,
Series 2006-1 2A1 2.281%, 5/25/46 (l)	3,086,249	2,582,722
BCAP LLC Trust,
Series 2006-AA2 A1 2.261%, 1/25/37 (l)	299,744	282,755
Bear Stearns ALT-A Trust,
Series 2005-4 1A1 2.531%, 4/25/35 (l)	476,467	476,250
Series 2005-7 22A1 3.791%, 9/25/35 (l)	681,272	556,996
Bear Stearns ARM Trust,
Series 2002-11 1A2 3.698%, 2/25/33 (l)	2,012	1,860
Series 2003-3 3A2 4.053%, 5/25/33 (l)	18,181	18,402
Series 2003-8 2A1 3.808%, 1/25/34 (l)	1,591	1,626
Series 2003-8 4A1 3.814%, 1/25/34 (l)	7,400	7,455
Series 2004-10 15A1 3.725%, 1/25/35 (l)	32,815	33,653
Series 2004-10 21A1 3.837%, 1/25/35 (l)	571,087	574,853
Series 2007-3 1A1 3.951%, 5/25/47 (l)	1,860,392	1,672,240
CHL Mortgage Pass-Through Trust,
Series 2002-30 M 3.672%, 10/19/32 (l)	1,642	1,578
Series 2003-HYB3 7A1 4.074%, 11/19/33 (l)	5,066	5,123
Series 2004-12 11A1 3.679%, 8/25/34 (l)	100,887	95,109
Series 2005-25 A11 5.500%, 11/25/35	163,796	146,765
Series 2005-3 1A2 2.671%, 4/25/35 (l)	97,600	93,752
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 4.490%, 5/25/35 (l)	7,952	7,991
Series 2005-11 A2A 3.630%, 10/25/35 (l)	120,126	121,650
Series 2005-12 2A1 2.760%, 8/25/35 (l)§	312,522	293,334
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 3.410%, 9/25/35 (l)	9,323	9,449
Series 2005-6 A2 4.240%, 9/25/35 (l)	41,602	42,116

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 2.511%, 3/25/32 (l)§	$534	$504
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1 5.000%, 10/25/18	24,993	24,947
Series 2005-AR2 7A1 3.260%, 10/25/35 (l)	41,824	36,212
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 2.191%, 10/25/36 (l)	1,036	803
FHLMC,
Series 2142 Z 6.500%, 4/15/29	4,221	4,699
Series 2411 FJ 2.423%, 12/15/29 (l)	822	823
Series 3017 CF 2.373%, 8/15/25 (l)	487,586	486,707
Series 3222 FN 2.473%, 9/15/36 (l)	20,760	20,744
Series 3241 FM 2.453%, 11/15/36 (l)	10,835	10,899
Series 3245 NF 2.553%, 11/15/36 (l)	404,504	406,225
Series 328 F4 2.237%, 2/15/38 (l)	2,314,899	2,311,060
Series 3335 AF 2.223%, 10/15/20 (l)	3,510	3,509
Series 343 F4 2.257%, 10/15/37 (l)	2,684,529	2,684,957
Series 3807 FM 2.573%, 2/15/41 (l)	461,999	465,851
Series 3850 FC 2.493%, 4/15/41 (l)	324,117	323,846
Series 3898 TF 2.573%, 7/15/39 (l)	45,661	46,138
Series 3927 FH 2.523%, 9/15/41 (l)	576,356	578,484
Series 4283 JF 2.473%, 12/15/43 (l)	3,907,882	3,917,420
Series 4367 GF 2.237%, 3/15/37 (l)	5,590,201	5,551,598
Series 4615 AF 2.257%, 10/15/38 (l)	1,932,414	1,930,787
Series 4678 AF 2.307%, 12/15/42 (l)	9,092,353	9,092,877
Series 4779 WF 2.257%, 7/15/44 (l)	9,579,456	9,551,335
Series T-57 1A1 6.500%, 7/25/43	3,624	4,079
Series T-62 1A1 2.758%, 10/25/44 (l)	289,099	288,798
Series T-63 1A1 2.758%, 2/25/45 (l)	372,134	372,902
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 4.023%, 6/25/34 (l)	47,039	46,768
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.937%, 8/25/35 (l)	64,451	53,830
FNMA,
Series 2003-W8 3F2 2.441%, 5/25/42 (l)	17,992	18,088
Series 2005-38 F 2.391%, 5/25/35 (l)	34,063	34,011
Series 2006-118 A2 2.151%, 12/25/36 (l)	160,619	158,750
Series 2006-5 3A2 3.566%, 5/25/35 (l)	77,987	81,911
Series 2007-109 GF 2.771%, 12/25/37 (l)	937,202	953,067
Series 2010-74 AF 2.631%, 7/25/37 (l)	315,193	317,857
Series 2011-86 KF 2.641%, 9/25/41 (l)	1,344,287	1,357,811
Series 2011-86 NF 2.641%, 9/25/41 (l)	921,727	930,346
Series 2012-65 FA 2.541%, 6/25/42 (l)	461,532	462,750
Series 2014-42 FA 2.287%, 7/25/44 (l)	1,940,864	1,938,107
Series 2014-84 BF 2.257%, 12/25/44 (l)	4,254,267	4,254,607
Series 2015-64 KF 2.237%, 9/25/45 (l)	7,899,471	7,901,246
Series 2016-11 AF 2.407%, 3/25/46 (l)	6,732,044	6,728,148
Series 2016-40 PF 2.357%, 7/25/46 (l)	5,350,886	5,328,166
Series 2016-84 DF 2.327%, 11/25/46 (l)	1,791,225	1,794,434
Series 2016-97 CF 2.327%, 12/25/56 (l)	3,530,008	3,532,974
Series 2017-108 AF 2.391%, 1/25/48 (l)	2,712,755	2,711,589
GNMA,
Series 2012-H08 FC 2.487%, 4/20/62 (l)	2,670,667	2,682,992
Series 2012-H11 FA 2.617%, 2/20/62 (l)	6,973,692	7,030,413
Series 2012-H12 FA 2.467%, 4/20/62 (l)	3,379,223	3,393,139
Series 2012-H12 FB 2.967%, 2/20/62 (l)	3,350,577	3,404,700
Series 2013-H13 FT 2.700%, 5/20/63 (l)	1,540,094	1,542,503
Series 2015-H32 FA 2.667%, 12/20/65 (l)	4,134,071	4,185,243
Series 2016-180 WF 2.442%, 9/20/45 (l)	918,011	920,781
Series 2016-H14 FA 2.717%, 6/20/66 (l)	3,686,452	3,740,239
Series 2016-H17 FK 2.767%, 7/20/66 (l)	941,501	957,682
Series 2016-H20 PT 4.444%, 9/20/66 (l)	3,793,671	4,204,528
Series 2017-H07 FG 2.377%, 2/20/67 (l)	12,188,236	12,203,167

See Notes to Financial Statements.

1162

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-H12 FE 2.117%, 6/20/66 (l)	$3,900,645	$3,899,090
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 2.631%, 11/25/45 (l)	18,272	16,155
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 3.678%, 9/25/35 (l)	32,952	33,572
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 2.525%, 5/19/35 (l)	12,590	12,094
Series 2006-1 2A1A 2.325%, 3/19/36 (l)	95,416	86,271
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 3.658%, 12/25/34 (l)	63,586	63,360
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 3.915%, 11/21/34 (l)	32,710	33,582
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	547,952	554,492
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 2.773%, 11/15/31 (l)	16,878	16,876
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 1A 3.717%, 10/25/35 (l)	272,500	275,057
Series 2005-2 2A 3.480%, 10/25/35 (l)	293,693	297,443
Series 2005-2 3A 2.982%, 10/25/35 (l)	44,627	42,631
Series 2005-3 4A 2.341%, 11/25/35 (l)	13,102	12,680
Series 2005-3 5A 2.341%, 11/25/35 (l)	45,861	42,997
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 2.513%, 12/15/30 (l)	5,755	5,574
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A 2.585%, 12/8/20 (l)	4,582,239	4,607,203
RALI Trust,
Series 2005-QO1 A1 2.391%, 8/25/35 (l)	20,276	17,745
RBSSP Resecuritization Trust,
Series 2009-12 16A1 3.428%, 10/25/35 (l)§	2,032,184	2,049,661
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 2.431%, 6/25/35 (l)§	21,693	20,878
Securitized Asset Sales, Inc.,
Series 1993-6 A5 3.862%, 11/26/23 (l)	604	532
Sequoia Mortgage Trust,
Series 10 2A1 2.844%, 10/20/27 (l)	2,000	1,912
Series 2003-4 2A1 2.434%, 7/20/33 (l)	738,778	711,199
Series 2005-2 A2 2.356%, 3/20/35 (l)	741,514	693,747
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 3.756%, 2/25/34 (l)	36,132	36,395
Series 2004-19 2A1 2.958%, 1/25/35 (l)	15,563	14,542
Series 2005-17 3A1 3.726%, 8/25/35 (l)	63,102	63,056
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 2.745%, 10/19/34 (l)	31,874	30,504
Series 2005-AR5 A1 2.335%, 7/19/35 (l)	60,738	59,257
Series 2005-AR5 A2 2.335%, 7/19/35 (l)	70,034	68,376
Series 2006-AR4 2A1 2.281%, 6/25/36 (l)	22,437	22,100
Series 2006-AR5 1A1 2.301%, 5/25/36 (l)	817,294	731,817
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 2.758%, 11/25/42 (l)	3,698	3,512
Series 2002-AR2 A 2.145%, 2/27/34 (l)	1,946	1,922
Series 2003-AR1 A5 3.450%, 3/25/33 (l)	267,521	270,767
Series 2004-AR1 A 3.722%, 3/25/34 (l)	468,699	478,339
Series 2005-AR13 A1A1 2.381%, 10/25/45 (l)	75,300	75,313
Series 2005-AR15 A1A1 2.351%, 11/25/45 (l)	21,104	20,873
Series 2006-AR15 2A 2.395%, 11/25/46 (l)	17,627	17,247
Series 2006-AR3 A1A 2.558%, 2/25/46 (l)	31,889	31,853
Series 2006-AR7 3A 2.395%, 7/25/46 (l)	97,611	95,023
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1 3.988%, 9/25/34 (l)	10,531	10,787
Series 2007-10 1A22 2.591%, 7/25/37 (l)	221,416	197,845

Total Collateralized Mortgage Obligations		144,082,274

Commercial Mortgage-Backed Securities (4.5%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 2.953%, 9/15/34 (l)§	1,000,000	999,683
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A 5.017%, 12/15/31 (l)§	1,917,617	1,919,598
Bancorp Commercial Mortgage Trust,
Series 2016-CRE1 A 3.503%, 11/15/33 (l)§	1,891,470	1,892,493
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	3,500,000	3,444,297

See Notes to Financial Statements.

1163

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Cold Storage Trust,
Series 2017-ICE3 A 3.073%, 4/15/36 (l)§	$3,500,000	$3,509,526
CSMC Trust,
Series 2017-CHOP A 2.823%, 7/15/32 (l)§	8,000,000	7,995,455
Series 2017-HD A 3.023%, 2/15/31 (l)§	5,000,000	5,004,119
DBCG Mortgage Trust,
Series 2017-BBG A 2.773%, 6/15/34 (l)§	5,000,000	4,999,999
DBUBS Mortgage Trust,
Series 2011-LC3A A4 4.551%, 8/10/44	4,461,242	4,577,511
FHLMC Multifamily Structured Pass-Through Certificates,
Series K004 AX1 1.439%, 8/25/19 IO (l)	60,517,356	745,156
GS Mortgage Securities Corp. Trust,
Series 2017-500K A 2.773%, 7/15/32 (l)§	2,000,000	1,998,928
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2017-MAUI A 2.876%, 7/15/34 (l)§	2,500,000	2,499,819
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	4,600,000	4,561,145
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A 2.823%, 2/15/33 (l)§	1,000,000	1,000,942
RAIT Trust,
Series 2017-FL7 A 3.023%, 6/15/37 (l)§	3,965,886	3,968,022
Rosslyn Portfolio Trust,
Series 2017-ROSS A 3.023%, 6/15/33 (l)§	5,000,000	5,001,977
Stonemont Portfolio Trust 2017-STONE,
Series 2017-MONT A 2.934%, 8/20/30 (l)§	4,200,000	4,199,987
Vornado DP LLC Trust,
Series 2010-VNO A2FX 4.004%, 9/13/28§	2,775,000	2,825,896
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	970,000	972,010
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF 2.633%, 8/15/47 (l)§	1,800,000	1,800,420

Total Commercial Mortgage-Backed Securities		63,916,983

Corporate Bonds (54.6%)
Consumer Discretionary (8.3%)
Automobiles (4.6%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.41%), 2.749%, 4/12/21 (k)§	900,000	902,815
(ICE LIBOR USD 3 Month + 0.64%), 2.965%, 4/6/22 (k)§	1,000,000	1,005,061
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 7/5/19 (k)§	8,500,000	8,546,180
(ICE LIBOR USD 3 Month + 0.62%), 2.979%, 10/30/19 (k)§	12,200,000	12,258,539
General Motors Co. 3.500%, 10/2/18	3,525,000	3,531,222
Hyundai Capital America 2.875%, 8/9/18§	500,000	499,375
2.875%, 8/9/18 (m)	2,000,000	1,997,500
2.400%, 10/30/18§	1,000,000	998,030
2.550%, 2/6/19§	2,100,000	2,092,450
2.500%, 3/18/19§	3,600,000	3,580,155
1.750%, 9/27/19§	6,000,000	5,881,260
1.750%, 9/27/19 (m)	679,000	665,563
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.232%, 1/13/22 (k)§	20,000,000	20,231,728
(ICE LIBOR USD 3 Month + 0.69%), 3.026%, 9/28/22 (k)§	1,500,000	1,502,453
Volkswagen Group of America Finance LLC 2.450%, 11/20/19§	2,000,000	1,983,283

		65,675,614

Hotels, Restaurants & Leisure (0.6%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.759%, 10/28/21 (k)	8,000,000	8,034,844

Household Durables (1.2%)
DR Horton, Inc. 3.750%, 3/1/19	6,750,000	6,772,727
2.550%, 12/1/20	3,000,000	2,945,754
4.375%, 9/15/22	2,500,000	2,554,837
Newell Brands, Inc. 2.150%, 10/15/18	5,000,000	4,988,778

		17,262,096

Internet & Direct Marketing Retail (0.3%)
QVC, Inc. 3.125%, 4/1/19	4,500,000	4,493,344

Media (1.6%)
Charter Communications Operating LLC 3.579%, 7/23/20	3,500,000	3,495,450
(ICE LIBOR USD 3 Month + 1.65%), 4.044%, 2/1/24 (k)	4,800,000	4,812,000
Discovery Communications LLC 2.750%, 11/15/19§	740,000	734,698
Time Warner Cable LLC 6.750%, 7/1/18	6,800,000	6,800,680
8.750%, 2/14/19	1,000,000	1,033,400
8.250%, 4/1/19	3,250,000	3,371,225
Warner Media LLC 2.100%, 6/1/19	2,000,000	1,985,953

		22,233,406

Total Consumer Discretionary		117,699,304

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (2.5%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.052%, 1/12/24 (k)	$700,000	$706,162

Food Products (1.3%)
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.831%, 10/9/20 (k)	1,500,000	1,492,785
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 2.893%, 4/16/21 (k)	1,500,000	1,503,367
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.42%), 2.789%, 8/9/19 (k)	3,000,000	2,999,748
(ICE LIBOR USD 3 Month + 0.57%), 2.923%, 2/10/21 (k)	2,500,000	2,503,746
(ICE LIBOR USD 3 Month + 0.82%), 3.173%, 8/10/22 (k)	4,110,000	4,123,743
Tyson Foods, Inc. 2.650%, 8/15/19	5,000,000	4,977,831
(ICE LIBOR USD 3 Month + 0.45%), 2.781%, 8/21/20 (k)	1,500,000	1,500,314

		19,101,534

Tobacco (1.1%)
BAT Capital Corp. 2.297%, 8/14/20§	2,000,000	1,955,514
(ICE LIBOR USD 3 Month + 0.59%), 2.945%, 8/14/20 (k)§	3,000,000	3,010,686
(ICE LIBOR USD 3 Month + 0.88%), 3.223%, 8/15/22 (k)§	8,400,000	8,467,595
(ICE LIBOR USD 3 Month + 0.88%), 3.223%, 8/15/22 (k)(m)	1,500,000	1,512,070
Reynolds American, Inc. 8.125%, 6/23/19	436,000	456,866

		15,402,731

Total Consumer Staples		35,210,427

Energy (1.8%)
Energy Equipment & Services (0.1%)
Halliburton Co. 2.000%, 8/1/18	1,979,000	1,977,639

Oil, Gas & Consumable Fuels (1.7%)
Energy Transfer Partners LP 6.700%, 7/1/18	500,000	499,997
9.700%, 3/15/19	2,000,000	2,090,966
9.000%, 4/15/19	1,500,000	1,568,087
5.750%, 9/1/20	2,000,000	2,078,036
4.150%, 10/1/20	2,700,000	2,734,305
EQT Corp. 8.125%, 6/1/19	1,000,000	1,045,300
(ICE LIBOR USD 3 Month + 0.77%), 3.078%, 10/1/20 (k)	3,500,000	3,534,768
Kinder Morgan Energy Partners LP 2.650%, 2/1/19	441,000	440,588
Phillips 66
(ICE LIBOR USD 3 Month + 0.65%), 2.998%, 4/15/19 (k)§	6,500,000	6,522,480
Western Gas Partners LP 2.600%, 8/15/18	2,935,000	2,933,533

		23,448,060

Total Energy		25,425,699

Financials (24.9%)
Banks (7.8%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 3.022%, 7/21/21 (k)(x)	9,300,000	9,350,806
(ICE LIBOR USD 3 Month + 0.65%), 2.958%, 10/1/21 (k)	10,000,000	10,059,620
Capital One NA
(ICE LIBOR USD 3 Month + 1.15%), 3.471%, 8/17/18 (k)	15,000,000	15,017,078
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.31%), 3.672%, 10/26/20 (k)	7,800,000	7,953,161
(ICE LIBOR USD 3 Month + 1.38%), 3.714%, 3/30/21 (k)	3,300,000	3,374,873
(ICE LIBOR USD 3 Month + 1.02%), 3.352%, 6/1/24 (k)	3,000,000	2,996,592
Discover Bank 2.600%, 11/13/18	10,300,000	10,309,289
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.59%), 2.927%, 9/27/19 (k)	14,000,000	14,050,442
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.877%, 3/9/21 (k)	11,000,000	11,027,328
(ICE LIBOR USD 3 Month + 1.10%), 3.419%, 6/7/21 (k)(x)	7,256,000	7,399,504
Santander Holdings USA, Inc. 2.700%, 5/24/19	6,509,000	6,484,331
(ICE LIBOR USD 3 Month + 1.00%), 3.348%, 7/15/19 (k)	300,000	301,576
2.650%, 4/17/20	4,000,000	3,964,811
Wells Fargo & Co. 2.150%, 1/15/19	4,000,000	3,991,328
(ICE LIBOR USD 3 Month + 1.34%), 3.661%, 3/4/21 (k)	3,000,000	3,070,762
(ICE LIBOR USD 3 Month + 0.93%), 3.286%, 2/11/22 (k)	2,200,000	2,219,062

		111,570,563

Capital Markets (3.8%)
BGC Partners, Inc. 5.125%, 5/27/21	2,500,000	2,591,307
Goldman Sachs Group, Inc. (The) 2.900%, 7/19/18	2,000,000	2,000,382
(ICE LIBOR USD 3 Month + 1.16%), 3.522%, 4/23/20 (k)(x)	2,000,000	2,025,200
(ICE LIBOR USD 3 Month + 1.77%), 4.100%,2/25/21 (k)(x)	1,800,000	1,860,294

See Notes to Financial Statements.

1165

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.17%), 3.512%, 11/15/21 (k)	$9,600,000	$9,773,164
Mizuho Securities USA LLC
(ICE LIBOR USD 3 Month + 0.65%), 2.986%, 6/28/19 (k)§	14,000,000	14,027,972
Morgan Stanley 2.450%, 2/1/19	3,000,000	2,994,799
(ICE LIBOR USD 3 Month + 0.55%), 2.903%, 2/10/21 (k)	11,000,000	11,033,264
Nasdaq, Inc.
(ICE LIBOR USD 3 Month + 0.39%), 2.722%, 3/22/19 (k)	5,000,000	5,006,047
USAA Capital Corp. 2.450%, 8/1/20§	2,800,000	2,767,450

		54,079,879

Consumer Finance (7.6%)
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.73%), 3.049%, 5/26/20 (k)	21,010,000	21,198,746
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.713%, 11/5/21 (k)	3,900,000	3,902,165
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.18%), 2.494%, 12/6/18 (k)	7,000,000	7,005,485
Ford Motor Credit Co. LLC 1.897%, 8/12/19	2,000,000	1,973,922
Series 1
(ICE LIBOR USD 3 Month + 0.83%), 3.156%, 3/12/19 (k)	11,800,000	11,836,757
General Motors Financial Co., Inc. 3.100%, 1/15/19	4,000,000	4,003,340
(ICE LIBOR USD 3 Month + 1.56%), 3.908%, 1/15/20 (k)(x)	7,100,000	7,210,760
HSBC USA, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 2.965%, 11/13/19 (k)	22,200,000	22,319,525
Synchrony Financial 2.600%, 1/15/19	4,200,000	4,191,674
(ICE LIBOR USD 3 Month + 1.23%), 3.584%, 2/3/20 (k)	10,415,000	10,516,614
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.40%), 2.721%, 5/17/22 (k)	14,300,000	14,302,857

		108,461,845

Diversified Financial Services (0.7%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.788%, 7/2/20 (k)§	4,550,000	4,555,362
(ICE LIBOR USD 3 Month + 0.46%), 2.797%, 6/25/21 (b)(k)§	3,500,000	3,501,991
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.605%, 2/13/20 (k)	2,500,000	2,503,797

		10,561,150

Insurance (5.0%)
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.43%), 2.764%, 3/29/21 (k)	400,000	400,651
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.14%), 3.499%, 4/20/20 (k)§	5,400,000	5,468,571
(ICE LIBOR USD 3 Month + 1.23%), 3.538%, 7/1/22 (k)§	9,200,000	9,396,008
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.25%), 2.587%, 12/27/18 (k)§	15,200,000	15,211,728
(ICE LIBOR USD 3 Month + 0.48%), 2.807%, 6/11/21 (b)(k)§	13,000,000	13,016,562
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.22%), 2.546%, 9/19/19 (k)§	7,500,000	7,515,117
Protective Life Global Funding 1.722%, 4/15/19§	1,000,000	991,426
(ICE LIBOR USD 3 Month + 0.52%), 2.856%, 6/28/21 (b)(k)§	5,000,000	5,001,573
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	7,000,000	6,989,071
2.500%, 1/15/20§	2,000,000	1,978,298
3.050%, 1/20/21§	5,000,000	4,965,666

		70,934,671

Total Financials		355,608,108

Health Care (2.0%)
Biotechnology (0.5%)
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.22%), 2.545%, 3/20/19 (k)	7,535,000	7,540,397

Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co. 2.675%, 12/15/19	1,500,000	1,485,000
Zimmer Biomet Holdings, Inc. 2.700%, 4/1/20	3,000,000	2,970,395
(ICE LIBOR USD 3 Month + 0.75%), 3.076%, 3/19/21 (k)	1,200,000	1,207,059

		5,662,454

Health Care Providers & Services (0.7%)
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.957%, 3/9/20 (k)	1,900,000	1,907,238
(ICE LIBOR USD 3 Month + 0.72%), 3.047%, 3/9/21 (k)	5,500,000	5,528,063
Sutter Health
Series 13-B 1.674%, 8/15/53	2,000,000	1,965,567

		9,400,868

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 0.63%), 2.965%, 6/25/21 (b)(k)§	1,700,000	1,701,462
Bayer US Finance LLC 2.375%, 10/8/19§	4,700,000	4,659,900

		6,361,362

Total Health Care		28,965,081

See Notes to Financial Statements.

1166

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (4.5%)
Aerospace & Defense (0.5%)
General Dynamics Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.646%, 5/11/20 (k)	$5,000,000	$5,013,157
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.903%, 11/10/20 (k)	2,100,000	2,102,416

		7,115,573

Airlines (0.3%)
Delta Air Lines, Inc. 2.600%, 12/4/20	2,300,000	2,242,960
Southwest Airlines Co. 2.650%, 11/5/20	2,000,000	1,973,600

		4,216,560

Building Products (0.1%)
Masco Corp. 3.500%, 4/1/21	1,150,000	1,147,877

Industrial Conglomerates (0.4%)
General Electric Co.
(ICE LIBOR USD 3 Month + 0.38%), 2.743%, 5/5/26 (k)	5,200,000	5,019,387

Machinery (0.1%)
CNH Industrial Capital LLC 4.375%, 11/6/20	1,000,000	1,011,875

Professional Services (0.1%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 3.200%, 8/15/21 (k)	2,100,000	2,101,548

Road & Rail (0.6%)
ERAC USA Finance LLC 2.800%, 11/1/18§	3,185,000	3,184,487
5.250%, 10/1/20§	2,000,000	2,079,415
Kansas City Southern 2.350%, 5/15/20	1,500,000	1,473,550
Penske Truck Leasing Co. LP 2.500%, 6/15/19§	1,000,000	994,271
3.200%, 7/15/20 (b)§	1,500,000	1,492,087

		9,223,810

Trading Companies & Distributors (2.4%)
Air Lease Corp. 3.375%, 1/15/19	7,000,000	7,007,227
2.125%, 1/15/20	4,000,000	3,927,831
4.750%, 3/1/20	300,000	306,268
Aviation Capital Group LLC 2.875%, 9/17/18§	5,550,000	5,543,063
6.750%, 4/6/21§	1,100,000	1,188,687
GATX Corp. 2.500%, 3/15/19	2,000,000	1,993,562
International Lease Finance Corp. 7.125%, 9/1/18§	1,200,000	1,207,560
5.875%, 4/1/19	6,600,000	6,742,259
6.250%, 5/15/19	6,806,000	6,988,823

		34,905,280

Total Industrials		64,741,910

Information Technology (2.9%)
Internet Software & Services (0.7%)
eBay, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 2.838%, 8/1/19 (k)	9,585,000	9,595,216

Semiconductors & Semiconductor Equipment (0.4%)
QUALCOMM, Inc.
(ICE LIBOR USD 3 Month + 0.73%), 3.089%, 1/30/23 (k)	5,500,000	5,472,668

Software (0.3%)
VMware, Inc. 2.300%, 8/21/20	4,500,000	4,395,754

Technology Hardware, Storage & Peripherals (1.5%)
Dell International LLC 3.480%, 6/1/19§	12,950,000	12,979,073
4.420%, 6/15/21§	1,350,000	1,369,785
Hewlett Packard Enterprise Co. 2.850%, 10/5/18 (e)	1,659,000	1,660,486
(ICE LIBOR USD 3 Month + 1.93%), 4.251%, 10/5/18 (k)	4,700,000	4,723,030
HP, Inc.
(ICE LIBOR USD 3 Month + 0.94%), 3.288%, 1/14/19 (k)	1,000,000	1,003,422

		21,735,796

Total Information Technology		41,199,434

Materials (0.8%)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.979%, 5/22/20 (k)	1,000,000	1,004,853

Paper & Forest Products (0.7%)
Georgia-Pacific LLC 2.539%, 11/15/19§	10,420,000	10,345,217

Total Materials		11,350,070

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT) 3.400%, 2/15/19	5,300,000	5,311,538
2.800%, 6/1/20	4,000,000	3,959,164
5.900%, 11/1/21	1,250,000	1,339,300
AvalonBay Communities, Inc. (REIT)
(ICE LIBOR USD 3 Month + 0.43%), 2.778%, 1/15/21 (k)	1,300,000	1,298,755
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22 (b)§	1,500,000	1,613,225
Ventas Realty LP (REIT) 2.700%, 4/1/20	2,300,000	2,275,228
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	3,500,000	3,498,459
WEA Finance LLC (REIT) 2.700%, 9/17/19§	8,475,000	8,435,378

Total Real Estate		27,731,047

See Notes to Financial Statements.

1167

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.975%, 6/1/21 (k)	$3,100,000	$3,113,378
(ICE LIBOR USD 3 Month + 0.95%), 3.298%, 7/15/21 (k)	8,300,000	8,386,039
(ICE LIBOR USD 3 Month + 0.89%), 3.245%, 2/15/23 (k)§	4,400,000	4,444,305
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.335%, 3/16/22 (k)(x)	9,300,000	9,446,334

Total Telecommunication Services		25,390,056

Utilities (3.2%)
Electric Utilities (1.5%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.830%, 5/14/21 (b)(k)§	5,800,000	5,793,158
Jersey Central Power & Light Co. 7.350%, 2/1/19	2,025,000	2,070,618
Kentucky Utilities Co. 3.250%, 11/1/20	5,000,000	5,020,426
Pennsylvania Electric Co. 5.200%, 4/1/20	1,500,000	1,539,898
Southern Co. (The) 2.350%, 7/1/21	8,000,000	7,782,887

		22,206,987

Gas Utilities (0.4%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	5,300,000	5,251,974

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.875%, 12/20/20 (k)§	1,400,000	1,403,469

Multi-Utilities (1.2%)
Consolidated Edison Co. of New York, Inc. Series C
(ICE LIBOR USD 3 Month + 0.40%), 2.739%, 6/25/21 (k)	5,000,000	5,008,586
Dominion Energy, Inc. 2.500%, 12/1/19	5,000,000	4,957,393
Sempra Energy
(ICE LIBOR USD 3 Month + 0.25%), 2.598%, 7/15/19 (k)	5,000,000	5,000,958
(ICE LIBOR USD 3 Month + 0.45%), 2.791%, 3/15/21 (k)	2,000,000	2,002,354

		16,969,291

Total Utilities		45,831,721

Total Corporate Bonds		779,152,857

Loan Participation (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Las Vegas Sands LLC
(ICE LIBOR USD 1 Month + 1.75%), 3.844%, 3/27/25 (k)	294,721	292,437

Total Loan Participation		292,437

Mortgage-Backed Securities (0.1%)
FHLMC 3.490%, 11/1/23 (l)	1,852	1,875
3.549%, 1/1/34 (l)	10,859	11,407
3.515%, 10/1/35 (l)	9,227	9,637
3.551%, 11/1/35 (l)	8,456	8,842
3.515%, 7/1/36 (l)	325,204	337,061
3.249%, 9/1/36 (l)	262,963	269,000
3.428%, 10/1/36 (l)	181,994	189,863
FNMA 3.583%, 11/1/34 (l)	200,422	211,313
3.189%, 1/1/35 (l)	4,656	4,801
3.640%, 7/1/35 (l)	35,926	37,448
3.499%, 12/1/35 (l)	69,644	72,554
3.954%, 1/1/36 (l)	35,172	37,274
3.793%, 3/1/36 (l)	12,537	12,904
3.890%, 3/1/36 (l)	61,747	65,338
2.664%, 3/1/44 (l)	169,241	171,394
2.664%, 7/1/44 (l)	1,967	1,992
2.664%, 10/1/44 (l)	13,984	14,162

Total Mortgage-Backed Securities		1,456,865

Municipal Bonds (2.9%)
New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue Refunding, Series B
3.290%, 7/1/19	1,000,000	995,600
New York City Transitional Finance Authority Revenue Bonds, Series B, Subseries B-2
1.350%, 11/1/18	6,095,000	6,077,446
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	4,095,000	4,023,911
Public Finance Authority Wisconsin Healthcare Facilities Revenue Bonds, Series B
2.625%, 11/1/19	6,500,000	6,402,370
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T
2.743%, 9/1/18	300,000	300,270
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,737,995
State of California, High Speed Passenger Train, General Obligation Bonds, Series C (ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap),
2.870%, 4/1/47 (k)	7,000,000	7,044,170
State of Mississippi, Refunding, Series C (ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap),
2.500%, 11/1/28 (k)	10,000,000	10,030,600
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	501,570
3.195%, 9/1/19	500,000	504,310

See Notes to Financial Statements.

1168

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	$785,000	$782,245
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B (ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap),
2.508%, 1/1/42 (k)	3,000,000	3,036,660

Total Municipal Bonds		41,437,147

U.S. Government Agency Securities (1.9%)
FHLMC 1.600%, 7/26/19	10,000,000	9,930,692
1.800%, 4/13/20	5,000,000	4,935,365
FNMA 1.750%, 7/24/20	3,725,000	3,661,089
1.800%, 7/24/20	8,500,000	8,361,450

Total U.S. Government Agency Securities		26,888,596

Total Long-Term Debt Securities (87.9%) (Cost $1,251,757,145)		1,253,593,702

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.5%)
First Republic Bank 2.65%, 7/16/18 (b)§	7,000,000	7,002,548

Commercial Paper (10.6%)
AT&T, Inc. 3.12%, 5/28/19 (n)(p)	2,800,000	2,721,627
AutoNation, Inc. 3.71%, 7/2/18 (n)(p)	12,100,000	12,097,509
Boston Scientific Corp. 2.45%, 8/7/18 (n)(p)	2,500,000	2,493,546
2.47%, 8/13/18 (n)(p)	3,000,000	2,990,981
Discovery Communications LLC 2.65%, 7/20/18 (n)(p)	600,000	599,117
Dominion Energy, Inc. 2.43%, 7/25/18 (n)(p)	4,000,000	3,993,257
Entergy Corp. 2.50%, 7/9/18 (n)(p)	5,000,000	4,996,879
2.62%, 9/7/18 (n)(p)	9,200,000	9,153,972
Enterprise Products Operating LLC 2.52%, 7/9/18 (n)(p)	3,000,000	2,998,113
2.48%, 7/11/18 (n)(p)	1,900,000	1,898,559
2.43%, 7/19/18 (n)(p)	9,000,000	8,988,450
Ford Motor Credit Co. LLC 2.76%, 2/19/19 (n)(p)	4,300,000	4,224,297
HP, Inc. 2.88%, 7/2/18 (n)(p)	1,600,000	1,599,744
2.06%, 7/23/18 (n)(p)	18,000,000	17,976,312
Humana, Inc. 2.63%, 7/9/18 (n)(p)	9,050,000	9,044,050
Interpublic Group of Cos., Inc. (The)
2.45%, 7/16/18 (n)(p)	7,000,000	6,992,381
2.44%, 7/25/18 (n)(p)	2,500,000	2,495,764
Marriott International, Inc. 2.44%, 7/16/18 (n)(p)	2,000,000	1,997,830
2.45%, 8/7/18 (n)(p)	5,000,000	4,987,092
McCormick & Co., Inc. 2.67%, 11/1/18 (n)(p)	4,600,000	4,558,121
McKesson Corp. 2.52%, 7/9/18 (n)(p)	5,450,000	5,446,571
2.48%, 7/11/18 (n)(p)	12,000,000	11,990,900
2.43%, 7/26/18 (n)(p)	3,000,000	2,994,739
Mondelez International, Inc. 2.48%, 8/17/18 (n)(p)	10,000,000	9,967,102
National Grid USA 2.46%, 7/13/18 (n)(p)	4,000,000	3,996,445
Schlumberger Holdings Corp. 2.61%, 7/5/18 (n)(p)	500,000	499,819
2.37%, 8/16/18 (n)(p)	500,000	498,457
Southern Co. (The) 2.52%, 7/9/18 (n)(p)	5,000,000	4,996,854
Spectra Energy Partners LP 2.44%, 7/16/18 (n)(p)	2,950,000	2,946,799
Walgreens Boots Alliance, Inc. 2.43%, 7/25/18 (n)(p)	1,500,000	1,497,471

Total Commercial Paper		151,642,758

Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $204,001. (xx)	200,000	200,000

See Notes to Financial Statements.

1169

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $200,037, collateralized by various Common Stocks; total market value $222,439. (xx)	$200,000	$200,000
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,622,328, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,654,597. (xx)	1,622,045	1,622,045
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,000,173, collateralized by various Common Stocks; total market value $1,112,891. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000

Total Repurchase Agreements		4,122,045

U.S. Government Agency Security (0.6%)
FHLB 1.16%, 7/6/18 (o)(p)	9,000,000	8,998,259

Total Short-Term Investments (12.0%) (Cost $171,766,797)		171,765,610

Total Investments in Securities (99.9%) (Cost $1,423,523,942)		1,425,359,312
Other Assets Less Liabilities (0.1%)		773,560

Net Assets (100%)		$1,426,132,872

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $398,027,480 or 27.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $42,603,156 or 3.0% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $4,175,133 or 0.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $4,018,263. This was secured by cash collateral of $4,122,045 which was subsequently invested in joint repurchase agreements with a total value of $4,122,045, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AGM	—	Insured by Assured Guaranty Municipal Corp.
ARM	—	Adjustable Rate Mortgage
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
NCUA	—	National Credit Union Administration
REMIC	—	Real Estate Mortgage Investment Conduit
USD	—	United States Dollar

See Notes to Financial Statements.

1170

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	6,621	12/2018	USD	1,611,551,400	(5,034,568)

					(5,034,568)

Short Contracts
U.S. Treasury 10 Year Note	(92)	9/2018	USD	(11,057,250)	(7,152)
U.S. Treasury 2 Year Note	(1,010)	9/2018	USD	(213,946,406)	77,694
U.S. Treasury 5 Year Note	(2,376)	9/2018	USD	(269,954,438)	(110,391)
U.S. Treasury Ultra Bond	(69)	9/2018	USD	(11,009,813)	(280,392)
3 Month Eurodollar	(2,875)	12/2019	USD	(697,439,062)	2,866,408

					2,546,167

					(2,488,401)

Written Put Options Contracts as of June 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 5 Year Note	Exchange Traded	1,115	USD (111,500,000)	USD 112.75	7/27/2018	(43,555)

Total Written Options Contracts (Premiums Received ($190,303))						(43,555)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$196,366,543	$—	$196,366,543
Collateralized Mortgage Obligations	—	144,082,274	—	144,082,274
Commercial Mortgage-Backed Securities	—	63,916,983	—	63,916,983
Corporate Bonds
Consumer Discretionary	—	117,699,304	—	117,699,304
Consumer Staples	—	35,210,427	—	35,210,427
Energy	—	25,425,699	—	25,425,699
Financials	—	355,608,108	—	355,608,108
Health Care	—	28,965,081	—	28,965,081
Industrials	—	64,741,910	—	64,741,910
Information Technology	—	41,199,434	—	41,199,434
Materials	—	11,350,070	—	11,350,070
Real Estate	—	27,731,047	—	27,731,047
Telecommunication Services	—	25,390,056	—	25,390,056
Utilities	—	45,831,721	—	45,831,721
Futures	2,944,102	—	—	2,944,102

See Notes to Financial Statements.

1171

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Loan Participations
Consumer Discretionary	$—	$292,437	$—	$292,437
Mortgage-Backed Securities	—	1,456,865	—	1,456,865
Municipal Bonds	—	41,437,147	—	41,437,147
Short-Term Investments
Certificate of Deposit	—	7,002,548	—	7,002,548
Commercial Paper	—	151,642,758	—	151,642,758
Repurchase Agreements	—	4,122,045	—	4,122,045
U.S. Government Agency Security	—	8,998,259	—	8,998,259
U.S. Government Agency Securities	—	26,888,596	—	26,888,596

Total Assets	$2,944,102	$1,425,359,312	$—	$1,428,303,414

Liabilities:
Futures	$(5,432,503)	$—	$—	$(5,432,503)
Options Written
Put Options Written	(43,555)	—	—	(43,555)

Total Liabilities	$(5,476,058)	$—	$—	$(5,476,058)

Total	$(2,531,956)	$1,425,359,312	$—	$1,422,827,356

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$2,944,102	*

Total		$2,944,102

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(5,476,058	)*

Total		$(5,476,058)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Total
Interest rate contracts	$101,984	$4,550,756	$4,652,740

Total	$101,984	$4,550,756	$4,652,740

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Total
Interest rate contracts	$146,748	$(2,253,773)	$(2,107,025)

Total	$146,748	$(2,253,773)	$(2,107,025)

^ This Portfolio held options and futures contracts as a substitute for hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $47,000 for two months and futures contracts with an average notional balance of approximately $2,627,789,000 during the six months ended June 30, 2018.

The average amount of borrowings while outstanding for 9 days during the six months ended June 30, 2018, was approximately $17,863,000 at a weighted average interest rate of 1.66%.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$311,559,294
Long-term U.S. government debt securities	50,034,341

$361,593,635

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$249,847,754
Long-term U.S. government debt securities	142,769,971

$392,617,725

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,025,917
Aggregate gross unrealized depreciation	(9,875,798)

Net unrealized depreciation	$(849,881)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,423,677,237

See Notes to Financial Statements.

1173

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,419,401,897)	$1,421,237,267
Repurchase Agreements (Cost $4,122,045)	4,122,045
Cash	4,425,074
Foreign cash (Cost $1)	1
Cash held as collateral at broker	1,857,000
Dividends, interest and other receivables	5,754,652
Due from broker for futures variation margin	1,305,861
Receivable from Separate Accounts for Portfolio shares sold	59,719
Receivable for securities sold	30,882
Securities lending income receivable	3,545
Other assets	15,715

Total assets	1,438,811,761

LIABILITIES
Payable for securities purchased	6,341,235
Payable for return of collateral on securities loaned	4,122,045
Payable to Separate Accounts for Portfolio shares redeemed	942,573
Investment management fees payable	557,036
Administrative fees payable	114,605
Options written, at value (Premiums received $190,303)	43,555
Distribution fees payable – Class IB	25,252
Distribution fees payable – Class IA	8,371
Other liabilities	127,656
Accrued expenses	396,561

Total liabilities	12,678,889

NET ASSETS	$1,426,132,872

Net assets were comprised of:
Paid in capital	$1,424,496,965
Accumulated undistributed net investment income (loss)	13,332,956
Accumulated undistributed net realized gain (loss)	(11,063,110)
Net unrealized appreciation (depreciation)	(633,939)

Net assets	$1,426,132,872

Class IA
Net asset value, offering and redemption price per share, $40,861,081 / 4,085,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class IB
Net asset value, offering and redemption price per share, $123,304,315 / 12,307,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

Class K
Net asset value, offering and redemption price per share, $1,261,967,476 / 126,015,576 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.01

(x)	Includes value of securities on loan of $4,018,263.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,607 foreign withholding tax)	$17,806,125
Securities lending (net)	15,454

Total income	17,821,579

EXPENSES
Investment management fees	3,482,628
Administrative fees	696,588
Distribution fees – Class IB	153,093
Printing and mailing expenses	53,029
Distribution fees – Class IA	50,778
Professional fees	47,128
Custodian fees	30,745
Trustees’ fees	15,603
Interest expense	2,874
Miscellaneous	34,122

Gross expenses	4,566,588
Less: Waiver from investment manager	(77,965)

Net expenses	4,488,623

NET INVESTMENT INCOME (LOSS)	13,332,956

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	613,648
Futures contracts	4,550,756
Options written	101,984

Net realized gain (loss)	5,266,388

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,062,606)
Futures contracts	(2,253,773)
Options written	146,748

Net change in unrealized appreciation (depreciation)	(6,169,631)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(903,243)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,429,713

See Notes to Financial Statements.

1174

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,332,956	$19,600,831
Net realized gain (loss)	5,266,388	8,087,757
Net change in unrealized appreciation (depreciation)	(6,169,631)	1,654,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,429,713	29,342,743

DIVIDENDS:
Dividends from net investment income
Class IA	—	(559,014)
Class IB	—	(1,572,090)
Class K	—	(18,770,804)

TOTAL DIVIDENDS	—	(20,901,908)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 417,379 and 1,290,308 shares, respectively ]	4,156,917	12,861,590
Capital shares issued in reinvestment of dividends [ 0 and 56,341 shares, respectively ]	—	559,014
Capital shares repurchased [ (434,720) and (1,685,166) shares, respectively ]	(4,330,225)	(16,788,642)

Total Class IA transactions	(173,308)	(3,368,038)

Class IB
Capital shares sold [ 838,460 and 1,497,578 shares, respectively ]	8,368,131	14,944,032
Capital shares issued in reinvestment of dividends [ 0 and 158,191 shares, respectively ]	—	1,572,090
Capital shares repurchased [ (985,688) and (1,804,507) shares, respectively ]	(9,836,416)	(18,002,055)

Total Class IB transactions	(1,468,285)	(1,485,933)

Class K
Capital shares sold [ 9,520,329 and 17,721,374 shares, respectively ]	94,721,607	176,523,860
Capital shares issued in reinvestment of dividends [ 0 and 1,892,202 shares, respectively ]	—	18,770,804
Capital shares repurchased [ (7,727,069) and (17,671,599) shares, respectively ]	(77,039,597)	(176,123,449)

Total Class K transactions	17,682,010	19,171,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,040,417	14,317,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,470,130	22,758,079
NET ASSETS:
Beginning of period	1,397,662,742	1,374,904,663

End of period (a)	$1,426,132,872	$1,397,662,742

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,332,956	$—

See Notes to Financial Statements.

1175

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016		2015		2014	2013
Net asset value, beginning of period	$9.93	$9.87	$9.77		$9.85		$9.90	$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.12	0.07		0.04		0.01	0.05
Net realized and unrealized gain (loss)	(0.01)	0.07	0.13		(0.07)		(0.02)	(0.05)

Total from investment operations	0.07	0.19	0.20		(0.03)		(0.01)	— #

Less distributions:
Dividends from net investment income	—	(0.13)	(0.10)		(0.05)		(0.04)	(0.07)

Net asset value, end of period	$10.00	$9.93	$9.87		$9.77		$9.85	$9.90

Total return (b)	0.70%	1.90%	2.05%		(0.33)%		(0.11)%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,861	$40,725	$43,821		$43,565		$44,548	$47,750
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.86%**	0.89	%***	0.86	%**	0.85%	0.85%
Before waivers (a)(f)	0.86%	0.87%**	0.91	%***	0.86	%**	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.18%	0.76%		0.42	%(aa)	0.12%	0.54%
Before waivers (a)(f)	1.64%	1.17%	0.75%		0.42	%(aa)	0.12%	0.54%
Portfolio turnover rate (z)^	32%	73%	115%		119%		100%	475%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016		2015		2014	2013
Net asset value, beginning of period	$9.94	$9.88	$9.79		$9.86		$9.91	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.12	0.08		0.04		0.01	0.06
Net realized and unrealized gain (loss)	— #	0.07	0.11		(0.06)		(0.02)	(0.06)

Total from investment operations	0.08	0.19	0.19		(0.02)		(0.01)	— #

Less distributions:
Dividends from net investment income	—	(0.13)	(0.10)		(0.05)		(0.04)	(0.07)

Net asset value, end of period	$10.02	$9.94	$9.88		$9.79		$9.86	$9.91

Total return (b)	0.80%	1.90%	1.95%		(0.23)%		(0.11)%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123,304	$123,839	$124,562		$129,652		$140,708	$150,135
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.86%**	0.89	%***	0.86	%**	0.85%	0.85%
Before waivers (a)(f)	0.86%	0.87%**	0.91	%***	0.86	%**	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.18%	0.76%		0.42	%(bb)	0.06%	0.64%
Before waivers (a)(f)	1.64%	1.17%	0.75%		0.42	%(bb)	0.05%	0.64%
Portfolio turnover rate (z)^	32%	73%	115%		119%		100%	475%

See Notes to Financial Statements.

1176

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016		2015		2014	2013
Net asset value, beginning of period	$9.93	$9.87	$9.77		$9.85		$9.90	$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.14	0.10		0.07		0.04	0.08
Net realized and unrealized gain (loss)	(0.01)	0.07	0.13		(0.08)		(0.03)	(0.05)

Total from investment operations	0.08	0.21	0.23		(0.01)		0.01	0.03

Less distributions:
Dividends from net investment income	—	(0.15)	(0.13)		(0.07)		(0.06)	(0.10)

Net asset value, end of period	$10.01	$9.93	$9.87		$9.77		$9.85	$9.90

Total return (b)	0.81%	2.15%	2.31%		(0.08)%		0.14%	0.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,261,967	$1,233,099	$1,206,521		$1,435,249		$1,721,555	$1,994,443
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%	0.61%**	0.64	%***	0.61	%**	0.60%	0.60%
Before waivers (a)(f)	0.61%	0.62%**	0.66	%***	0.61	%**	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.90%	1.43%	1.01%		0.67	%(cc)	0.37%	0.79%
Before waivers (a)(f)	1.89%	1.42%	0.99%		0.66	%(cc)	0.37%	0.79%
Portfolio turnover rate (z)^	32%	73%	115%		119%		100%	475%
**	Includes Interest Expense of 0.01%.
***	Includes Interest Expense of 0.04%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers.
(bb)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.58% after waivers and 0.57% before waivers.

See Notes to Financial Statements.

1177

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	47.6%
U.S. Government Agency Securities	27.7
Mortgage-Backed Securities	11.8
Financials	7.8
Foreign Government Securities	3.8
Asset-Backed Securities	3.4
Commercial Mortage-Backed Securities	2.1
Collateralized Mortgage Obligations	2.0
Industrials	1.0
Health Care	0.8
Consumer Discretionary	0.8
Utilities	0.7
Consumer Staples	0.7
Energy	0.6
Real Estate	0.6
Telecommunication Services	0.6
Information Technology	0.5
Municipal Bonds	0.4
Repurchase Agreements	0.3
Materials	0.2
Options Purchased	0.0 #
Cash and Other	(13.4)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$987.03	$4.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.11
Class IB
Actual	1,000.00	988.15	4.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.11
Class K
Actual	1,000.00	989.37	2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	2.86

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.82%, 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1178

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.4%)
Aircraft Certificate Owner Trust, Series 2003-1A E 7.001%, 9/20/22§		$176,344	$182,075
Ally Auto Receivables Trust,
Series 2017-2 A2 1.490%, 11/15/19		181,699	181,458
Series 2018-3 A2 2.720%, 5/17/21		1,000,000	999,975
Ally Master Owner Trust, Series 2017-1 A 2.473%, 2/15/21 (l)		800,000	800,975
American Express Credit Account Master Trust,
Series 2017-4 A 1.640%, 12/15/21		1,300,000	1,288,942
AmeriCredit Automobile Receivables Trust,
Series 2016-4 A2A 1.340%, 4/8/20		31,908	31,888
Series 2017-1 A2A 1.510%, 5/18/20		215,751	215,359
Series 2017-3 A2A 1.690%, 12/18/20		129,904	129,345
Atlas Senior Loan Fund IV Ltd.,
Series 2013-2A A1RR 3.022%, 2/17/26 (l)§		800,000	799,662
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A 2.970%, 2/20/20§		821,000	821,234
Series 2016-1A A 2.990%, 6/20/22§		207,000	204,955
B&M CLO Ltd.,
Series 2014-1A A1R 3.078%, 4/16/26 (l)§		900,000	899,606
Babson CLO Ltd.,
Series 2014-IIA AR 3.503%, 10/17/26 (l)§		700,000	700,072
Barclays Dryrock Issuance Trust,
Series 2015-4 A 1.720%, 8/16/21		345,000	344,205
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A 2.710%, 2/17/26§		615,000	598,710
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5 1.600%, 5/17/21		397,000	396,868
Series 2016-A1 A1 2.523%, 2/15/22 (l)		800,000	802,083
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-5A A1R 3.488%, 10/16/25 (l)§		700,000	700,005
CarMax Auto Owner Trust,
Series 2015-4 A3 1.560%, 11/16/20		216,962	215,959
Chase Issuance Trust,
Series 2017-A1 A 2.373%, 1/18/22 (l)		800,000	801,835
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3 1.770%, 10/15/20§		178,986	178,642
CIFC Funding Ltd., Series 2015-5A A1R 3.220%, 10/25/27 (l)§		1,000,000	997,726
CLUB Credit Trust, Series 2017-P2 A 2.610%, 1/15/24§		225,393	224,569
CNH Equipment Trust,
Series 2014-B A4 1.610%, 5/17/21		52,575	52,558
Series 2015-A A4 1.850%, 4/15/21		311,723	310,496
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A 3.390%, 7/15/25 (b)§		215,000	214,888
Continental Airlines Pass-Through Trust,
Series 2010-1 A 4.750%, 1/12/21		387,134	395,341
Series 2010-1 B 6.000%, 1/12/19		309,883	313,168
CPS Auto Receivables Trust, Series 2017-D A 1.870%, 3/15/21§		292,133	290,542
CVP Cascade CLO-1 Ltd., Series 2013-CLO1 A1R 3.498%, 1/16/26 (l)§		662,444	662,508
CVS Pass-Through Trust, 5.789%, 1/10/26§		254,182	266,764
Dorchester Park CLO Ltd., Series 2015-1A AR 2.984%, 4/20/28 (b)(l)§		800,000	800,000
DT Auto Owner Trust,
Series 2017-3A A 1.730%, 8/17/20§		62,437	62,299
Series 2018-1A A 2.590%, 5/17/21§		344,270	343,702
ECMC Group Student Loan Trust,
Series 2018-1A A 2.841%, 2/27/68 (l)§		770,929	771,893
Emerald Bay SA, (Zero Coupon), 10/8/20§	EUR	1,054,000	1,150,855
Evans Grove CLO Ltd., Series 2018-1A A1 3.239%, 5/28/28 (l)§		$800,000	797,959
Exeter Automobile Receivables Trust,
Series 2016-3A A 1.840%, 11/16/20§		32,540	32,479
Series 2017-2A A 2.110%, 6/15/21§		92,107	91,882
Series 2018-1A A 2.210%, 5/17/21§		335,810	334,746
Series 2018-2A A 2.790%, 7/15/21§		415,292	415,170
Figueroa CLO Ltd.,
Series 2013-2A A1RR 2.925%, 6/20/27 (b)(l)§		800,000	800,000
Flagship Credit Auto Trust,
Series 2016-4 A2 1.960%, 2/16/21§		170,000	169,573
Series 2016-4 D 3.890%, 11/15/22§		170,000	168,190

See Notes to Financial Statements.

1179

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-2 A 1.850%, 7/15/21§	$159,442	$158,446
Series 2017-3 A 1.880%, 10/15/21§	169,736	168,593
Series 2017-4 A 2.070%, 4/15/22§	144,082	142,965
Flagship VII Ltd., Series 2013-7A A1R 3.479%, 1/20/26 (l)§	599,884	599,889
Ford Credit Auto Lease Trust,
Series 2017-A A2A 1.560%, 11/15/19	166,760	166,423
Series 2017-A A2B 2.213%, 11/15/19 (l)	291,830	291,842
Ford Credit Auto Owner Trust, Series 2014-2 A 2.310%, 4/15/26§	412,000	408,873
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1 1.980%, 1/15/22	447,000	440,927
Series 2016-1 A1 1.760%, 2/15/21	342,000	337,534
Series 2017-1 A1 2.070%, 5/15/22	400,000	393,065
GE Capital Credit Card Master Note Trust,
Series 2012-2 A 2.220%, 1/15/22	526,000	525,107
GM Financial Automobile Leasing Trust,
Series 2015-3 A3 1.690%, 3/20/19	3,943	3,942
GMF Floorplan Owner Revolving Trust,
Series 2016-1 A1 1.960%, 5/17/21§	431,000	428,093
Series 2018-2 A2 2.453%, 3/15/23 (l)§	1,000,000	1,000,793
Golden Credit Card Trust, Series 2017-1A A 2.473%, 2/15/21 (l)§	800,000	801,111
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR 3.729%, 10/29/26 (l)§	1,000,000	1,000,239
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3 1.410%, 6/15/20	31,395	31,351
Series 2015-2 A3 1.300%, 3/16/20	3,035	3,034
Hertz Vehicle Financing II LP,
Series 2015-2A A 2.020%, 9/25/19§	260,000	259,575
Series 2016-1A A 2.320%, 3/25/20§	341,000	339,443
Series 2017-1A A 2.960%, 10/25/21§	420,000	414,844
Hertz Vehicle Financing LLC, Series 2013-1A A2 1.830%, 8/25/19§	380,000	379,659
Jamestown CLO IV Ltd., Series 2014-4A A1CR 3.038%, 7/15/26 (l)§	608,429	606,461
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 3.203%, 1/17/28 (l)§	1,000,000	992,723
KVK CLO Ltd., Series 2013-2A AR 3.498%, 1/15/26 (l)§	742,290	742,368
LoanCore Issuer Ltd., Series 2018-CRE1 A 3.203%, 5/15/28 (l)§	800,000	800,244
Loomis Sayles CLO II Ltd., Series 2015-2A A1R 3.253%, 4/15/28 (l)§	1,000,000	998,717
Marathon CRE Ltd., Series 2018-FL1 A 0.000%, 6/15/28 (b)(l)§	700,000	700,008
Marlette Funding Trust,
Series 2016-1A A 3.060%, 1/17/23§	7,036	7,038
Series 2017-1A A 2.827%, 3/15/24§	59,282	59,251
Series 2017-2A A 2.390%, 7/15/24§	97,174	96,970
Series 2017-3A A 2.360%, 12/15/24§	77,211	76,895
Series 2017-3A B 3.010%, 12/15/24§	100,000	99,302
Series 2018-1A A 2.610%, 3/15/28§	268,159	267,401
Mountain Hawk III CLO Ltd., Series 2014-3A AR 3.555%, 4/18/25 (l)§	600,000	600,084
Nissan Master Owner Trust Receivables,
Series 2016-A A1 2.713%, 6/15/21 (l)	1,300,000	1,304,729
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR 3.448%, 4/15/26 (l)§	800,000	800,066
OZLM IX Ltd., Series 2014-9A A1R 3.579%, 1/20/27 (l)§	800,000	799,126
Palmer Square CLO Ltd., Series 2013-2A A1AR 3.573%, 10/17/27 (l)§	700,000	700,670
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 3.260%, 7/25/29 (l)	493,979	498,648
Prosper Marketplace Issuance Trust,
Series 2017-2A B 3.480%, 9/15/23§	100,000	99,879
Regatta V Funding Ltd., Series 2014-1A A1AR 3.520%, 10/25/26 (l)§	800,000	800,079
Santander Drive Auto Receivables Trust,
Series 2017-1 A2 1.490%, 2/18/20	23,348	23,339
Series 2017-3 A2 1.670%, 6/15/20	92,362	92,225
SBA Small Business Investment Cos.,
Series 2008-P10B 1 5.944%, 8/10/18	21,331	21,345

See Notes to Financial Statements.

1180

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SBA Tower Trust, 3.156%, 10/8/20§	$351,000	$343,915
SLM Private Education Loan Trust,
Series 2013-B A2A 1.850%, 6/17/30§	477,168	473,636
SLM Student Loan Trust, Series 2008-9 A 3.860%, 4/25/23 (l)	3,507,790	3,573,782
SoFi Consumer Loan Program LLC,
Series 2016-2 A 3.090%, 10/27/25§	75,798	75,671
Series 2016-3 A 3.050%, 12/26/25§	109,410	109,072
Series 2017-2 A 3.280%, 2/25/26§	132,612	132,582
Series 2017-3 A 2.770%, 5/25/26§	141,961	140,842
Series 2017-5 A2 2.780%, 9/25/26§	275,000	270,611
Series 2017-6 A1 2.200%, 11/25/26§	468,083	465,697
Series 2017-6 A2 2.820%, 11/25/26§	160,000	158,696
SoFi Consumer Loan Program Trust,
Series 2018-1 A1 2.550%, 2/25/27§	323,540	322,074
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	842,250	838,096
Staniford Street CLO Ltd., Series 2014-1A AR 3.521%, 6/15/25 (l)§	360,886	361,089
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 3.503%, 1/17/26 (l)§	563,348	563,412
Series 2013-1A A2R 3.523%, 1/17/26 (l)§	563,348	563,417
Synchrony Credit Card Master Note Trust,
Series 2015-3 A 1.740%, 9/15/21	382,000	381,436
Series 2016-1 A 2.040%, 3/15/22	223,000	222,127
TICP CLO III-2 Ltd., Series 2018-3R A 3.199%, 4/20/28 (l)§	600,000	598,819
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	32,713	33,446
Series 2004-20C 1 4.340%, 3/1/24	315,639	318,248
Series 2005-20B 1 4.625%, 2/1/25	30,656	31,160
Series 2008-20G 1 5.870%, 7/1/28	455,817	481,525
Venture XII CLO Ltd., Series 2012-12A ARR 3.119%, 2/28/26 (l)§	1,000,000	997,518
Venture XVII CLO Ltd., Series 2014-17A ARR 3.228%, 4/15/27 (l)§	800,000	798,004
Westlake Automobile Receivables Trust,
Series 2017-1A A2 1.780%, 4/15/20§	202,552	202,303
Series 2018-1A A1 1.750%, 2/15/19§	20,208	20,205
WhiteHorse X Ltd.,
Series 2015-10A A1R 3.010%, 4/17/27 (l)§	800,000	799,338
World Financial Network Credit Card Master Trust,
Series 2017-B A 1.980%, 6/15/23	305,000	302,035
Series 2018-A A 3.070%, 12/16/24	515,000	512,744
World Omni Auto Receivables Trust,
Series 2018-B A2 2.570%, 7/15/21	800,000	798,763

Total Asset-Backed Securities		55,334,740

Collateralized Mortgage Obligations (2.0%)
Adjustable Rate Mortgage Trust, Series 2005-5 2A1 4.069%, 9/25/35 (l)	147,261	139,008
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	914,038	855,847
Series 2005-J12 2A1 2.361%, 8/25/35 (l)	622,801	434,799
Series 2006-OA22 A1 2.251%, 2/25/47 (l)	176,671	170,804
Series 2006-OA6 1A2 2.301%, 7/25/46 (l)	61,709	60,730
Series 2006-OC7 2A2A 2.261%, 7/25/46 (l)	549,351	522,576
Series 2007-14T2 A1 6.000%, 7/25/37	571,488	428,583
Series 2007-OH1 A1D 2.301%, 4/25/47 (l)	114,157	100,895
American Home Mortgage Investment Trust,
Series 2004-3 5A 3.746%, 10/25/34 (l)	10,714	10,741
Banc of America Funding Trust,
Series 2004-A 1A3 3.601%, 9/20/34 (l)	42,084	43,034
Series 2006-H 4A2 3.770%, 9/20/46 (l)	283,168	256,284
Series 2006-J 4A1 4.045%, 1/20/47 (l)	15,792	15,159
BCAP LLC Trust,
Series 2011-RR8 2A1 3.732%, 8/26/37 (l)§	270,691	271,325
Series 2013-RR1 10A2 6.738%, 10/26/36 (l)§	715,160	697,201
Series 2014-RR5 1A3 2.171%, 1/26/36 (l)§	503,745	493,867
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.791%, 9/25/35 (l)	219,100	179,132
Series 2006-4 21A1 3.769%, 8/25/36 (l)	74,063	56,699

See Notes to Financial Statements.

1181

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Bear Stearns ARM Trust, Series 2003-9 2A1 3.832%, 2/25/34 (l)		$60,470	$61,554
Bear Stearns Mortgage Funding Trust, Series 2006-AR5 1A1 2.251%, 12/25/46 (l)		756,850	706,990
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6 1A1 3.664%, 1/26/36 (l)		103,387	91,227
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.679%, 8/25/34 (l)		4,639	4,373
Series 2005-11 3A1 2.666%, 4/25/35 (l)		111,281	101,418
Series 2005-2 1A1 2.731%, 3/25/35 (l)		64,222	55,914
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 3.841%, 8/25/35 (l)		24,266	24,389
Series 2009-7 5A2 5.500%, 12/25/35§		564,584	467,079
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 3.856%, 5/25/35 (l)		66,460	66,933
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		650,349	539,709
EMF NL BV, Series 2008-2X A2 0.672%, 7/17/41 (l)(m)	EUR	765,000	870,910
EMF-NL Prime BV, Series 2008-APRX A2 0.472%, 4/17/41 (l)(m)		293,533	326,081
Eurosail-UK plc, Series 2007-4X A3 1.579%, 6/13/45 (l)(m)	GBP	980,100	1,293,320
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2 4.291%, 9/25/24 (l)		$203,597	209,775
Series 2015-DN1 M3 6.241%, 1/25/25 (l)		262,526	281,845
Series 2015-DNA1 M2 3.941%, 10/25/27 (l)		107,013	109,016
Series 2015-DNA2 M2 4.691%, 12/25/27 (l)		310,700	317,554
Series 2015-DNA3 M2 4.941%, 4/25/28 (l)		158,744	164,544
Series 2015-HQ2 M2 4.041%, 5/25/25 (l)		249,526	256,069
Series 2015-HQA1 M2 4.741%, 3/25/28 (l)		111,114	113,174
Series 2016-DNA1 M2 4.991%, 7/25/28 (l)		243,298	249,580
Series 2016-DNA4 M2 3.391%, 3/25/29 (l)		428,000	432,587
Series 2016-HQA1 M2 4.841%, 9/25/28 (l)		222,969	228,058
Series 2016-HQA2 M2 4.341%, 11/25/28 (l)		231,719	237,216
FNMA,
Series 2013-C01 M2 7.341%, 10/25/23 (l)		190,000	219,005
Series 2014-C01 M1 3.691%, 1/25/24 (l)		47,325	47,641
Series 2014-C04 2M2 7.091%, 11/25/24 (l)		236,188	266,206
Series 2015-C01 2M2 6.641%, 2/25/25 (l)		106,886	115,740
Series 2016-C01 1M1 4.041%, 8/25/28 (l)		101,517	101,949
Series 2016-C01 2M1 4.191%, 8/25/28 (l)		14,597	14,624
Series 2016-C02 1M1 4.241%, 9/25/28 (l)		88,575	89,091
Series 2016-C03 1M1 4.091%, 10/25/28 (l)		70,630	71,592
Series 2016-C03 2M1 4.291%, 10/25/28 (l)		55,507	55,773
Series 2016-C04 1M1 3.541%, 1/25/29 (l)		91,152	91,855
Series 2016-C05 2M1 3.441%, 1/25/29 (l)		62,514	62,774
GNMA,
Series 2015-H20 FB 2.517%, 8/20/65 (l)		645,385	648,876
Series 2016-H11 F 2.717%, 5/20/66 (l)		719,896	730,192
Series 2016-H15 FA 2.717%, 7/20/66 (l)		922,287	935,215
Series 2017-H10 FB 3.247%, 4/20/67 (l)		1,739,913	1,793,938
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		767,682	672,269
Series 2005-AR6 2A1 3.678%, 9/25/35 (l)		151,392	154,241
Series 2006-2F 2A13 5.750%, 2/25/36		367,861	355,908
Series 2006-AR2 2A1 3.592%, 4/25/36 (l)		148,563	136,561
Series 2007-AR1 2A1 3.584%, 3/25/47 (l)		414,698	379,830
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A 2.275%, 1/19/38 (l)		861,465	844,616
Series 2006-13 A 2.265%, 11/19/46 (l)		110,970	94,900
Impac CMB Trust, Series 2003-8 2A1 2.991%, 10/25/33 (l)		14,441	14,304
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 2.361%, 7/25/35 (l)		354,162	291,494
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.576%, 8/25/35 (l)		625,621	565,191
Series 2006-AR39 A1 2.271%, 2/25/37 (l)		913,517	872,657
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 3.675%, 8/25/34 (l)		86,851	86,406

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-A1 3A3 3.982%, 7/25/35 (l)		$105,264	$107,786
Series 2007-S3 1A90 7.000%, 8/25/37		73,978	64,303
Kensington Mortgage Securities plc,
Series 2007-1X A3C 2.506%, 6/14/40 (l)(m)		951,345	931,195
Lehman XS Trust, Series 2006-4N A1C1 2.321%, 4/25/46 (l)		187,279	180,739
Ludgate Funding plc,
Series 2007-1 A2A 0.883%, 1/1/61 (l)(m)	GBP	885,215	1,121,226
Series 2008-W1X A1 1.323%, 1/1/61 (l)(m)		133,026	172,011
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 3A 2.982%, 10/25/35 (l)		$33,606	32,102
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 3.967%, 12/25/32 (l)		27,632	27,480
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 2.321%, 4/25/36 (l)		665,694	629,175
Nomura Resecuritization Trust,
Series 2014-7R 2A3 2.160%, 12/26/35 (l)§		892,169	883,612
RALI Trust,
Series 2005-QO2 A1 2.918%, 9/25/45 (l)		542,680	516,084
Series 2006-QA6 A1 2.281%, 7/25/36 (l)		948,624	873,995
Series 2007-QS2 A6 6.250%, 1/25/37		741,190	686,198
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 2.431%, 1/25/36 (l)§		461,099	452,294
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		20,006	15,228
Series 2006-A12 A1 6.250%, 11/25/36		188,377	125,657
Sequoia Mortgage Trust,
Series 10 2A1 2.844%, 10/20/27 (l)		6,121	5,851
Series 2003-4 2A1 2.434%, 7/20/33 (l)		27,023	26,015
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 2.335%, 7/19/35 (l)		128,625	125,489
Series 2006-AR3 11A1 2.301%, 4/25/36 (l)		796,900	731,137
Series 2006-AR3 12A1 2.311%, 5/25/36 (l)		507,959	461,031
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 2.958%, 8/25/42 (l)		28,564	27,846
Series 2005-AR17 A1A1 2.361%, 12/25/45 (l)		59,482	58,704
Series 2006-AR14 1A4 3.059%, 11/25/36 (l)		713,365	680,188
Series 2006-AR9 1A 2.558%, 8/25/46 (l)		234,461	219,521
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-5 A6 6.000%, 6/25/37		382,331	382,862
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37		768,479	776,238
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1 4.941%, 11/25/25 (b)(l)§		17,161	17,265

Total Collateralized Mortgage Obligations			31,990,079

Commercial Mortgage-Backed Securities (2.1%)
Ashford Hospitality Trust, Series 2018-ASHF A 2.973%, 4/15/35 (b)(l)§		307,021	306,391
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 3.073%, 11/15/33 (l)§		565,000	570,218
BHMS Mortgage Trust, Series 2014-ATLS AFX 3.601%, 7/5/33§		450,000	450,325
Braemar Hotels & Resorts Trust, Series 2018-PRME A 2.893%, 6/15/35 (b)(l)§		300,000	300,000
BX Trust,
Series 2017-IMC A 3.123%, 10/15/32 (l)§		300,000	300,095
Series 2018-GW A 2.873%, 5/15/35 (l)§		250,000	249,695
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4 3.544%, 11/15/50		470,000	459,563
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§		630,000	628,410
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 A5 3.137%, 2/10/48		596,977	580,906
Series 2016-C1 A4 3.209%, 5/10/49		606,000	588,734
COMM Mortgage Trust,
Series 2012-CR5 E 4.464%, 12/10/45 (b)(l)§		250,000	228,450
Series 2013-CR6 A2 2.122%, 3/10/46		122,553	122,444
Series 2013-SFS A1 1.873%, 4/12/35§		168,418	162,879
Series 2014-UBS4 A5 3.694%, 8/10/47		495,000	498,074
Series 2015-CR26 ASB 3.373%, 10/10/48		3,000,000	3,018,440
Series 2015-DC1 A5 3.350%, 2/10/48		400,000	392,436
Series 2016-COR1 ASB 2.972%, 10/10/49		1,500,000	1,460,642

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4 3.504%, 6/15/57	$121,432	$119,961
Series 2015-C3 A4 3.718%, 8/15/48	302,887	303,042
Series 2015-C4 A4 3.808%, 11/15/48	400,000	403,427
Great Wolf Trust, Series 2017-WOLF A 3.073%, 9/15/34 (l)§	289,000	289,008
GS Mortgage Securities Corp. II,
Series 2013-KING A 2.706%, 12/10/27§	542,839	539,688
Series 2015-GC30 AAB 3.120%, 5/10/50	1,000,000	991,077
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	800,000	798,700
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§	4,623,000	4,728,591
Series 2013-G1 A2 3.557%, 4/10/31 (l)§	507,108	505,103
Series 2014-GC18 C 5.108%, 1/10/47 (l)	350,000	349,338
Series 2018-GS9 A4 3.992%, 3/10/51 (l)	510,000	518,463
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2018-LAQ A 3.000%, 6/15/32 (b)(l)§	1,000,000	1,000,286
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§	39,695	39,681
Series 2010-C2 D 5.828%, 11/15/43 (l)§	330,600	334,206
Series 2012-C6 E 5.312%, 5/15/45 (l)§	189,221	165,320
Series 2012-C8 C 4.761%, 10/15/45 (l)§	280,000	282,393
Series 2012-LC9 E 4.518%, 12/15/47 (l)§	455,400	425,436
Series 2015-SGP A 3.773%, 7/15/36 (l)§	258,236	259,202
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	510,000	516,984
Series 2014-C22 XA 1.046%, 9/15/47 IO (l)	7,588,801	322,610
Series 2015-C31 A3 3.801%, 8/15/48	329,944	333,424
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	271,069	256,385
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47	800,000	806,757
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D 5.000%, 7/15/56	173,000	156,295
Series 2014-CPT B 3.560%, 7/13/29 (l)§	800,000	796,035
Series 2015-XLF2 SNMA 3.996%, 11/15/26 (b)(l)§	140,609	140,408
OBP Depositor LLC Trust, Series 2010-OBP A 4.646%, 7/15/45§	4,590,000	4,717,593
Starwood Retail Property Trust, Series 2014-STAR A 3.293%, 11/15/27 (l)§	532,037	532,565
UBS Commercial Mortgage Trust,
Series 2018-C10 A4 4.313%, 5/15/51	400,000	415,029
Series 2018-C8 A4 3.983%, 2/15/51	335,000	339,340
Series 2018-C9 A4 4.117%, 3/15/51 (l)	510,000	521,707
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5 2.850%, 12/10/45	465,583	455,831
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 XA 1.501%, 8/15/50 IO (l)	6,625,665	312,123
Series 2016-NXS6 C 4.455%, 11/15/49 (l)	275,000	268,808
WFRBS Commercial Mortgage Trust,
Series 2014-C20 A2 3.036%, 5/15/47	201,086	200,901

Total Commercial Mortgage-Backed Securities		33,463,419

Corporate Bonds (14.1%)
Consumer Discretionary (0.8%)
Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§	1,600,000	1,599,032
1.750%, 10/30/19§	500,000	491,382
2.250%, 3/2/20§	775,000	762,687
3.100%, 5/4/20§	800,000	797,022
General Motors Co. 3.500%, 10/2/18	180,000	180,318
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	800,000	793,313

		4,623,754

Hotels, Restaurants & Leisure (0.1%)
GLP Capital LP 5.250%, 6/1/25	600,000	598,500
International Game Technology plc
6.250%, 2/15/22§	200,000	205,000
6.500%, 2/15/25§	250,000	258,750

		1,062,250

Household Durables (0.0%)
KB Home 4.750%, 5/15/19	147,000	147,276

Internet & Direct Marketing Retail (0.0%)
Expedia Group, Inc. 3.800%, 2/15/28	281,000	257,115

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Media (0.4%)
Altice Financing SA 6.625%, 2/15/23§	$1,000,000	$985,000
Altice Finco SA 7.625%, 2/15/25§	200,000	179,000
Altice Luxembourg SA 7.625%, 2/15/25 (x)§	500,000	460,000
Charter Communications Operating LLC
4.908%, 7/23/25	1,600,000	1,615,341
Cox Communications, Inc. 2.950%, 6/30/23§	125,000	118,784
CSC Holdings LLC
6.750%, 11/15/21	65,000	68,087
5.375%, 2/1/28§	500,000	462,500
DISH DBS Corp. 7.875%, 9/1/19	900,000	933,750
Time Warner Cable LLC
5.000%, 2/1/20	867,000	881,631
4.500%, 9/15/42	290,000	239,250
Warner Media LLC
4.875%, 3/15/20	177,000	181,532
3.400%, 6/15/22	76,000	74,894
3.600%, 7/15/25	320,000	303,287
Ziggo Secured Finance BV 5.500%, 1/15/27§	255,000	238,272

		6,741,328

Total Consumer Discretionary		12,831,723

Consumer Staples (0.7%)
Beverages (0.2%)
Bacardi Ltd. 4.450%, 5/15/25§	800,000	791,360
Constellation Brands, Inc. 2.250%, 11/6/20	1,000,000	976,123
Maple Escrow Subsidiary, Inc. 3.551%, 5/25/21§	800,000	800,128

		2,567,611

Food & Staples Retailing (0.0%)
Woolworths Group Ltd. 4.550%, 4/12/21§	600,000	614,715

Food Products (0.4%)
BRF SA 3.950%, 5/22/23 (m)	200,000	174,500
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	4,000	4,200
Campbell Soup Co. 3.300%, 3/15/21	1,000,000	993,299
Danone SA
1.691%, 10/30/19§	200,000	196,528
2.589%, 11/2/23§	900,000	847,293
Kraft Heinz Foods Co. 4.000%, 6/15/23	1,000,000	996,525
Minerva Luxembourg SA
6.500%, 9/20/26 (x)§	260,000	237,653
5.875%, 1/19/28 (m)	200,000	174,000
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21§	700,000	667,922
Tyson Foods, Inc.
2.650%, 8/15/19	1,858,000	1,849,762
3.950%, 8/15/24	277,000	276,115

		6,417,797

Household Products (0.0%)
Spectrum Brands, Inc. 5.750%, 7/15/25	227,000	224,162

Personal Products (0.0%)
Natura Cosmeticos SA 5.375%, 2/1/23 (x)§	200,000	191,289

Tobacco (0.1%)
BAT Capital Corp. 2.764%, 8/15/22§	900,000	865,099
Imperial Brands Finance plc 2.950%, 7/21/20§	700,000	692,416
Reynolds American, Inc. 6.875%, 5/1/20	160,000	169,725

		1,727,240

Total Consumer Staples		11,742,814

Energy (0.6%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc. 4.875%, 11/1/43	129,000	92,235
Nabors Industries, Inc. 5.500%, 1/15/23 (x)	322,000	310,344
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21§	121,666	115,817
7.350%, 12/1/26 PIK§	212,752	104,603
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	174,335	156,902
7.720%, 12/1/26 PIK§	592,945	155,154
Odebrecht Oil & Gas Finance Ltd. (Zero Coupon),
8/3/18 (y)§	207,137	3,107

		938,162

Oil, Gas & Consumable Fuels (0.5%)
Antero Resources Corp. 5.125%, 12/1/22	47,000	47,061
Cenovus Energy, Inc.
5.700%, 10/15/19	87,000	89,283
3.000%, 8/15/22	22,000	21,047
Cheniere Energy Partners LP 5.250%, 10/1/25§	155,000	151,590
Encana Corp. 3.900%, 11/15/21	165,000	166,031
Energy Transfer Equity LP 4.250%, 3/15/23	240,000	231,312
Energy Transfer Partners LP
6.700%, 7/1/18	353,000	352,998
4.500%, 11/1/23	1,000,000	1,006,528
Enterprise Products Operating LLC
2.550%, 10/15/19	500,000	496,712
3.700%, 2/15/26	382,000	373,591
EQT Midstream Partners LP 4.750%, 7/15/23	600,000	597,120
Hess Corp. 4.300%, 4/1/27	300,000	290,163

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Kerr-McGee Corp. 6.950%, 7/1/24		$400,000	$454,061
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	194,881
Noble Energy, Inc.
4.150%, 12/15/21		132,000	134,125
3.900%, 11/15/24		234,000	230,512
PDC Energy, Inc. 5.750%, 5/15/26§		206,000	204,712
Petrobras Global Finance BV
6.125%, 1/17/22		276,000	281,106
6.250%, 3/17/24		185,000	183,196
5.750%, 2/1/29		260,000	228,054
Petroleos Mexicanos 4.625%, 9/21/23		37,000	36,297
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.919%, 2/26/21 (k)		1,000,000	1,000,499
Plains All American Pipeline LP
3.600%, 11/1/24		314,000	297,229
Sabine Pass Liquefaction LLC
5.625%, 2/1/21		500,000	523,033
5.875%, 6/30/26		200,000	214,466
5.000%, 3/15/27		218,000	221,947
SM Energy Co. 6.500%, 1/1/23		16,000	16,220
Sunoco LP 4.875%, 1/15/23§		211,000	202,307
TransCanada PipeLines Ltd. 9.875%, 1/1/21		145,000	167,002
Williams Partners LP 4.125%, 11/15/20		172,000	174,194

			8,587,277

Total Energy			9,525,439

Financials (7.8%)
Banks (4.3%)
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)(r)	EUR	1,700,000	575,725
Banco Santander SA
3.500%, 4/11/22		$200,000	195,016
5.179%, 11/19/25		200,000	201,370
3.250%, 4/4/26 (m)	EUR	300,000	362,705
Bank of America Corp.
3.300%, 1/11/23		$2,000,000	1,966,958
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23 (k)		405,000	394,392
(ICE LIBOR USD 3 Month + 1.00%), 3.359%, 4/24/23 (k)		600,000	606,180
4.100%, 7/24/23		900,000	914,354
4.125%, 1/22/24		1,700,000	1,726,896
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)		800,000	790,913
4.450%, 3/3/26		81,000	81,037
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26 (k)(y)		83,000	87,772
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		27,000	26,393
Series L 3.950%, 4/21/25		1,200,000	1,177,151
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24 (k)(y)		129,000	136,740
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	85,636
1.875%, 4/26/21		900,000	870,281
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	251,543
Barclays Bank plc
7.625%, 11/21/22		900,000	973,170
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32 (k)(y)§		51,000	57,477
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.462%, 8/10/21 (k)		1,300,000	1,358,348
3.684%, 1/10/23		925,000	899,374
(BPSW1 + 1.32%), 2.375%, 10/6/23 (k)(m)	GBP	400,000	516,565
3.650%, 3/16/25		$206,000	193,192
5.200%, 5/12/26		200,000	196,390
3.250%, 2/12/27 (m)	GBP	500,000	643,927
BB&T Corp. 2.625%, 6/29/20		$145,000	143,771
BNP Paribas SA
2.375%, 5/21/20		200,000	196,925
3.800%, 1/10/24§		325,000	317,553
4.625%, 3/13/27§		205,000	200,732
Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 3.471%, 8/17/18 (k)		1,750,000	1,751,992
Citibank NA
(ICE LIBOR USD 3 Month + 0.32%), 2.678%, 5/1/20 (k)		1,100,000	1,100,720
3.050%, 5/1/20		1,100,000	1,099,326
2.850%, 2/12/21		500,000	495,613
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 3.320%, 4/25/22 (k)(x)		2,100,000	2,119,152
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23 (k)(x)(y)		115,000	116,702
(ICE LIBOR USD 3 Month + 1.02%), 3.352%, 6/1/24 (k)		800,000	799,091

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24 (k)		$496,000	$496,785
3.875%, 3/26/25		320,000	309,698
Commonwealth Bank of Australia
1.750%, 11/2/18		900,000	897,648
2.250%, 3/10/20§		346,000	340,806
2.300%, 3/12/20		250,000	246,431
Compass Bank
5.500%, 4/1/20		543,000	559,618
2.875%, 6/29/22		410,000	397,082
Cooperatieve Rabobank UA
6.875%, 3/19/20 (m)	EUR	600,000	776,401
(ICE LIBOR USD 3 Month + 0.43%), 2.792%, 4/26/21 (k)		$800,000	800,062
4.375%, 8/4/25		445,000	436,787
Credit Agricole SA
2.750%, 6/10/20§		250,000	246,513
3.375%, 1/10/22§		320,000	313,696
3.750%, 4/24/23§		800,000	784,440
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	795,510
3.800%, 6/9/23		255,000	251,631
3.750%, 3/26/25		1,800,000	1,725,054
Dexia Credit Local SA 2.375%, 9/20/22§		1,400,000	1,359,833
Discover Bank 4.200%, 8/8/23		800,000	808,309
HSBC Bank USA NA 4.875%, 8/24/20		250,000	258,234
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)		350,000	342,366
4.250%, 8/18/25		215,000	210,391
Intesa Sanpaolo SpA 3.928%, 9/15/26 (m)	EUR	102,000	120,540
3.875%, 1/12/28§		$345,000	294,615
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	91,503
4.400%, 7/22/20		1,121,000	1,146,667
(ICE LIBOR USD 3 Month + 0.61%), 2.945%, 6/18/22 (k)		1,000,000	999,640
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22 (k)		1,000,000	1,000,770
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		400,000	386,237
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)		263,000	256,573
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)		295,000	282,538
KeyBank NA 2.250%, 3/16/20		250,000	246,762
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	394,098
2.250%, 10/16/24 (m)	GBP	500,000	640,331
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.450%, 3/7/25 (k)	AUD	1,100,000	796,658
4.000%, 3/7/25		1,300,000	956,838
4.450%, 5/8/25		$800,000	804,523
4.582%, 12/10/25		332,000	324,541
Manufacturers & Traders Trust Co. 2.625%, 1/25/21		286,000	281,470
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23 (k)		800,000	801,883
3.455%, 3/2/23		1,000,000	990,794
3.850%, 3/1/26		201,000	200,504
Mizuho Financial Group, Inc.
3.549%, 3/5/23		800,000	793,789
MUFG Bank Ltd. 2.300%, 3/5/20§		200,000	196,963
National Australia Bank Ltd.
2.625%, 7/23/20		250,000	246,852
3.625%, 6/20/23		800,000	797,727
NatWest Markets plc
(EURIBOR 3 Month + 2.33%), 2.006%, 9/30/18 (k)(m)(y)	EUR	100,000	114,472
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21 (k)(y)		$260,000	276,328
Series U
(ICE LIBOR USD 3 Month + 2.32%), 4.654%, 9/30/27 (k)(x)(y)		400,000	382,520
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/18 (m)	DKK	24,700,000	3,887,814
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.771%, 5/17/21 (b)(k)§		$800,000	800,535
PNC Bank NA 2.600%, 7/21/20		250,000	247,280
Santander Holdings USA, Inc.
2.700%, 5/24/19		433,000	431,359
4.400%, 7/13/27		405,000	387,684
Santander UK Group Holdings plc
2.875%, 8/5/21		1,149,000	1,116,356
3.571%, 1/10/23		218,000	211,441
Santander UK plc 5.000%, 11/7/23§		245,000	249,078
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.751%, 5/17/21 (b)(k)§		800,000	802,205
3.250%, 5/17/21 (b)§		800,000	797,924

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22 (k)(m)(y)	$200,000	$204,500
(ICE LIBOR USD 3 Month + 1.51%), 3.869%, 1/30/27 (k)(y)§	200,000	175,000
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.67%), 3.025%, 10/19/18 (k)	1,700,000	1,702,858
Svenska Handelsbanken AB 3.350%, 5/24/21	800,000	799,034
Toronto-Dominion Bank (The)
2.500%, 1/18/22§	1,100,000	1,074,537
UBS Group Funding Switzerland AG
3.000%, 4/15/21§	1,000,000	986,871
4.125%, 9/24/25§	220,000	218,351
US Bancorp Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27 (k)(y)	171,000	169,717
US Bank NA 3.150%, 4/26/21	1,000,000	1,000,086
Wells Fargo & Co.
3.069%, 1/24/23	318,000	308,410
(ICE LIBOR USD 3 Month + 1.23%), 3.589%, 10/31/23 (k)	1,600,000	1,639,216
Westpac Banking Corp. 2.100%, 2/25/21§	2,400,000	2,340,526

		69,365,295

Capital Markets (1.4%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	700,000	692,812
Blackstone CQP Holdco LP 6.000%, 8/18/21 (b)§	800,000	799,000
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§	600,000	574,216
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (b)(k)§	1,000,000	999,830
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 4.263%, 5/10/19 (k)	1,700,000	1,712,377
3.150%, 1/22/21	800,000	775,300
3.300%, 11/16/22	1,100,000	1,033,122
3.950%, 2/27/23	1,000,000	953,659
Goldman Sachs Group, Inc. (The)
7.500%, 2/15/19	829,000	851,902
2.350%, 11/15/21	234,000	225,044
5.750%, 1/24/22	310,000	332,008
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	1,100,000	1,073,805
3.200%, 2/23/23	800,000	778,690
3.850%, 7/8/24	315,000	311,750
3.750%, 5/22/25	234,000	228,325
(ICE LIBOR USD 3 Month + 1.17%), 3.491%, 5/15/26 (k)	800,000	792,984
Series D 6.000%, 6/15/20	243,000	255,732
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22 (k)(y)	213,000	199,965
ING Bank NV 5.800%, 9/25/23§	385,000	406,581
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	231,000	237,352
Morgan Stanley
2.500%, 4/21/21	1,000,000	975,425
(ICE LIBOR USD 3 Month + 1.18%), 3.539%, 1/20/22 (k)	700,000	708,052
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	248,000	246,758
5.000%, 11/24/25	300,000	311,722
3.125%, 7/27/26	800,000	743,552
4.350%, 9/8/26	891,000	878,081
Series 3NC2
(ICE LIBOR USD 3 Month + 0.80%), 3.155%, 2/14/20 (k)	800,000	801,956
S&P Global, Inc. 4.400%, 2/15/26	316,000	325,099
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.639%, 12/7/18 (k)§	700,000	700,602
(ICE LIBOR USD 3 Month + 0.58%), 2.901%, 6/8/20 (k)§	1,000,000	1,003,562
2.450%, 12/1/20§	900,000	878,847
7.625%, 8/17/22	960,000	1,056,000

		21,864,110

Consumer Finance (1.0%)
AerCap Ireland Capital DAC 3.300%, 1/23/23	800,000	766,881
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 4.098%, 1/15/67 (b)(k)§	1,070,000	602,517
American Express Co.
3.375%, 5/17/21	800,000	800,035
3.400%, 2/27/23	1,000,000	990,552
Capital One Financial Corp. 3.300%, 10/30/24	398,000	378,315
Ford Motor Credit Co. LLC
2.943%, 1/8/19	900,000	900,195
2.459%, 3/27/20	800,000	788,186
2.425%, 6/12/20	800,000	784,966
3.200%, 1/15/21	1,700,000	1,680,274

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
5.875%, 8/2/21		$700,000	$740,236
3.664%, 9/8/24		538,000	513,817
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 3.272%, 4/13/20 (k)		900,000	906,047
3.200%, 7/13/20		1,000,000	994,951
4.000%, 1/15/25		55,000	53,594
4.300%, 7/13/25		70,000	68,987
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20§		800,000	784,332
2.400%, 6/15/20§		600,000	587,803
3.550%, 5/21/21 (b)§		800,000	801,868
LeasePlan Corp. NV 2.875%, 1/22/19§		800,000	798,016
Navient Corp.
4.875%, 6/17/19		800,000	804,000
6.625%, 7/26/21		260,000	266,500
Springleaf Finance Corp. 6.125%, 5/15/22		700,000	714,000
Synchrony Financial 3.950%, 12/1/27		405,000	375,416

			16,101,488

Diversified Financial Services (0.4%)
CSMC Trust
Series 2016-MMF
(ICE LIBOR USD 1 Month + 4.60%), 6.673%, 11/15/33 (k)		170,000	171,698
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§		336,289	347,218
JPMorgan Chase Bank NA (ICE LIBOR USD 3 Month + 0.35%), 3.086%, 4/26/21 (k)		700,000	697,180
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		1,000,000	979,027
4.000%, 9/14/26§		435,000	406,970
NTT Finance Corp. 1.900%, 7/21/21 (m)		600,000	574,936
Private Export Funding Corp.
2.650%, 2/16/21 (b)§		1,300,000	1,291,118
Series II 2.050%, 11/15/22		79,000	76,226
Series Z 4.375%, 3/15/19		20,000	20,259
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§		340,657	361,096
9.250%, 7/6/24 (m)(x)		340,657	361,097
Synchrony Bank 3.650%, 5/24/21 (x)		1,000,000	1,000,503
US Capital Funding II Ltd. (ICE LIBOR USD 3 Month + 0.75%), 3.108%, 8/1/34 (k)§		700,000	637,981
Waha Aerospace BV 3.925%, 7/28/20§		278,750	279,447

			7,204,756

Insurance (0.3%)
Ambac LSNI LLC (ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.337%, 2/12/23 (k)§		1,500,000	1,518,900
American International Group, Inc.
Series A-9 (ICE LIBOR USD 3 Month + 2.87%), 5.750%, 4/1/48 (k)		196,000	193,060
Assurant, Inc. 4.200%, 9/27/23		1,000,000	996,676
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		25,000	25,984
MetLife Capital Trust IV 7.875%, 12/15/37§		192,000	237,120
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	157,064
New York Life Global Funding
1.950%, 2/11/20§		433,000	426,108
2.900%, 1/17/24§		900,000	871,187

			4,426,099

Thrifts & Mortgage Finance (0.4%)
BRFkredit A/S Series 321E 1.000%, 10/1/18	DKK	4,200,000	661,106
Nykredit Realkredit A/S
Series 12H 2.000%, 7/1/18		13,500,000	2,118,419
Series 13H 1.000%, 7/1/18 (m)		10,100,000	1,584,194
Series 13HH 1.000%, 10/1/18 (m)		13,500,000	2,124,982

			6,488,701

Total Financials			125,450,449

Health Care (0.8%)
Biotechnology (0.2%)
AbbVie, Inc. 2.900%, 11/6/22		$800,000	775,061
Biogen, Inc. 4.050%, 9/15/25		360,000	362,373
Celgene Corp.
2.875%, 2/19/21		800,000	794,628
2.250%, 8/15/21		900,000	868,310
Gilead Sciences, Inc. 2.550%, 9/1/20		414,000	408,858

			3,209,230

Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co. 3.734%, 12/15/24		90,000	87,642
Boston Scientific Corp.
6.000%, 1/15/20		900,000	934,959
2.850%, 5/15/20		600,000	595,273

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		$900,000	$917,989
2.700%, 4/1/20		171,000	169,313

			2,705,176

Health Care Providers & Services (0.2%)
Centene Escrow I Corp. 5.375%, 6/1/26 (x)§		600,000	607,860
CVS Health Corp.
3.125%, 3/9/20		800,000	799,540
3.700%, 3/9/23		900,000	894,855
4.100%, 3/25/25		205,000	203,544
4.300%, 3/25/28		205,000	201,884
HCA, Inc.
4.250%, 10/15/19		800,000	806,000
5.250%, 6/15/26		47,000	46,624
4.500%, 2/15/27		28,000	26,608
UnitedHealth Group, Inc. 1.700%, 2/15/19		700,000	695,234

			4,282,149

Pharmaceuticals (0.2%)
Allergan Funding SCS 3.450%, 3/15/22		1,000,000	983,696
Bayer US Finance II LLC 4.250%, 12/15/25 (b)§		1,000,000	1,005,347
Bayer US Finance LLC 2.375%, 10/8/19§		258,000	255,799
Mylan NV 3.750%, 12/15/20		600,000	604,258
Teva Pharmaceutical Finance Netherlands IV BV
0.125%, 7/27/18 (m)	CHF	600,000	605,574
Zoetis, Inc. 3.450%, 11/13/20		$152,000	152,344

			3,607,018

Total Health Care			13,803,573

Industrials (0.8%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV 5.400%, 2/1/27		240,000	248,400
Rockwell Collins, Inc. 2.800%, 3/15/22		800,000	778,665

			1,027,065

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20		950,000	926,440
3.625%, 3/15/22		800,000	789,120

			1,715,560

Building Products (0.1%)
Boral Finance Pty. Ltd. 3.000%, 11/1/22§		1,100,000	1,060,784
CRH America Finance, Inc. 4.500%, 4/4/48§		1,000,000	929,554

			1,990,338

Commercial Services & Supplies (0.0%)
Brambles USA, Inc. 5.350%, 4/1/20§		700,000	723,144

Construction & Engineering (0.0%)
Odebrecht Finance Ltd. 5.250%, 6/27/29§		254,000	86,778

Industrial Conglomerates (0.0%)
Alfa SAB de CV 5.250%, 3/25/24§		235,000	235,881
General Electric Co. Series D (ICE LIBOR USD 3 Month + 3.33%), 5.000%, 1/21/21 (k)(y)		99,000	97,515

			333,396

Machinery (0.1%)
CNH Industrial Capital LLC
4.875%, 4/1/21		600,000	615,750
3.875%, 10/15/21		500,000	493,750
Komatsu Finance America, Inc. 2.437%, 9/11/22 (m)		1,000,000	959,681

			2,069,181

Road & Rail (0.2%)
Avis Budget Car Rental LLC 5.250%, 3/15/25 (x)§		149,000	135,963
Penske Truck Leasing Co. LP
3.200%, 7/15/20 (b)§		500,000	497,362
3.375%, 2/1/22 (b)§		800,000	788,330
4.875%, 7/11/22§		750,000	776,544
Rumo Luxembourg Sarl 5.875%, 1/18/25§		255,000	233,325

			2,431,524

Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
5.875%, 8/15/22		500,000	529,198
Mitsubishi Corp. 2.625%, 7/14/22 (m)		800,000	777,702

			1,306,900

Transportation Infrastructure (0.1%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§		245,000	240,406
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 3.319%, 5/28/21 (k)(m)		1,600,000	1,620,640

			1,861,046

Total Industrials			13,544,932

Information Technology (0.5%)
Communications Equipment (0.0%)
Motorola Solutions, Inc. 3.500%, 3/1/23		193,000	187,401

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc. 3.500%, 4/1/22		800,000	787,368

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Internet Software & Services (0.0%)
eBay, Inc. 2.600%, 7/15/22		$700,000	$673,794

IT Services (0.0%)
Total System Services, Inc.
3.750%, 6/1/23		56,000	55,412
4.000%, 6/1/23		139,000	139,074

			194,486

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
3.625%, 1/15/24		81,000	78,166
3.875%, 1/15/27		877,000	828,488
KLA-Tencor Corp. 4.650%, 11/1/24		312,000	323,113
Lam Research Corp. 2.800%, 6/15/21		133,000	130,700

			1,360,467

Software (0.1%)
Oracle Corp. 1.900%, 9/15/21		1,000,000	963,167
VMware, Inc. 2.950%, 8/21/22		927,000	887,851

			1,851,018

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.420%, 6/15/21§		747,000	757,948
5.450%, 6/15/23§		905,000	946,922
6.020%, 6/15/26§		190,000	199,637
Hewlett Packard Enterprise Co. 2.100%, 10/4/19§		279,000	275,232
Seagate HDD Cayman 4.750%, 1/1/25		170,000	162,884
Western Digital Corp. 4.750%, 2/15/26		271,000	263,317

			2,605,940

Total Information Technology			7,660,474

Materials (0.2%)
Chemicals (0.2%)
Eastman Chemical Co. 3.800%, 3/15/25		110,000	108,874
Incitec Pivot Finance LLC 6.000%, 12/10/19§		700,000	724,610
LYB International Finance BV 4.000%, 7/15/23		345,000	346,849
Mexichem SAB de CV 4.875%, 9/19/22 (b)§		225,000	227,531
Mosaic Co. (The) 5.625%, 11/15/43		103,000	103,713
NOVA Chemicals Corp. 5.250%, 8/1/23§		166,000	164,755
Sociedad Quimica y Minera de Chile SA
3.625%, 4/3/23§		292,000	282,145
SPCM SA 4.875%, 9/15/25§		240,000	228,600
Syngenta Finance NV 4.441%, 4/24/23§		700,000	695,213

			2,882,290

Construction Materials (0.0%)
Cemex SAB de CV 5.700%, 1/11/25§		253,000	249,932

Metals & Mining (0.0%)
Glencore Funding LLC 4.125%, 5/30/23§		137,000	135,978
Vale Overseas Ltd. 6.250%, 8/10/26		450,000	488,266
Yamana Gold, Inc. 4.950%, 7/15/24		171,000	170,466

			794,710

Total Materials			3,926,932

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)
3.400%, 2/15/19		85,000	85,185
Crown Castle International Corp. (REIT)
2.250%, 9/1/21		500,000	479,057
4.875%, 4/15/22		656,000	675,285
3.700%, 6/15/26		800,000	750,344
Digital Realty Trust LP (REIT)
3.400%, 10/1/20		800,000	800,170
EPR Properties (REIT) 4.500%, 4/1/25		800,000	787,496
Host Hotels & Resorts LP (REIT)
Series D 3.750%, 10/15/23		12,000	11,722
Kilroy Realty LP (REIT) 4.375%, 10/1/25		1,700,000	1,700,027
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	761,591
Washington Prime Group LP (REIT)
5.950%, 8/15/24 (x)		400,000	385,300
WEA Finance LLC (REIT) 3.250%, 10/5/20§		800,000	796,536
Welltower, Inc. (REIT) 4.000%, 6/1/25		230,000	225,780

			7,458,493

Real Estate Management & Development (0.1%)
CPI Property Group SA 2.125%, 10/4/24 (m)	EUR	700,000	800,982
Poly Real Estate Finance Ltd.
4.500%, 8/6/18 (m)		$200,000	200,102
Tesco Property Finance 5 plc 5.661%, 10/13/41 (m)	GBP	492,467	749,379

			1,750,463

Total Real Estate			9,208,956

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
Altice France SA
5.375%, 5/15/22§	EUR	225,000	269,166
7.375%, 5/1/26§		500,000	487,500

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
AT&T, Inc.
3.600%, 2/17/23		$425,000	$417,703
3.400%, 5/15/25		625,000	585,859
4.125%, 2/17/26		313,000	305,162
CCO Holdings LLC 5.500%, 5/1/26§		173,000	167,758
CenturyLink, Inc. Series S 6.450%, 6/15/21		128,000	131,610
Deutsche Telekom International Finance BV
2.225%, 1/17/20§		1,100,000	1,085,101
Sprint Capital Corp. 6.900%, 5/1/19		700,000	714,140
Telstra Corp. Ltd. 4.800%, 10/12/21§		800,000	830,088
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.443%, 5/15/25 (k)		800,000	798,901
4.862%, 8/21/46		168,000	159,060

			5,952,048

Wireless Telecommunication Services (0.2%)
Crown Castle Towers LLC 4.883%, 8/15/20§		131,000	133,992
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	49,733
Sprint Communications, Inc.
9.000%, 11/15/18§		$400,000	408,000
7.000%, 8/15/20		800,000	828,000
Sprint Spectrum Co. LLC
3.360%, 9/20/21§		650,000	642,720
4.738%, 3/20/25§		340,000	336,974
Vodafone Group plc 3.750%, 1/16/24		800,000	792,672

			3,192,091

Total Telecommunication Services			9,144,139

Utilities (0.7%)
Electric Utilities (0.6%)
Chugoku Electric Power Co., Inc. (The)
2.701%, 3/16/20 (m)		800,000	792,979
Duke Energy Corp.
5.050%, 9/15/19		700,000	714,195
(ICE LIBOR USD 3 Month + 0.50%), 2.830%, 5/14/21 (b)(k)§		800,000	799,056
3.050%, 8/15/22		600,000	590,140
3.750%, 4/15/24		600,000	596,723
Electricite de France SA 2.350%, 10/13/20§		900,000	881,904
Enel Chile SA 4.875%, 6/12/28		226,000	227,695
Entergy Arkansas, Inc. 3.750%, 2/15/21		1,530,000	1,551,246
Genneia SA 8.750%, 1/20/22§		121,000	117,219
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.41%), 4.800%, 12/1/77 (k)		1,700,000	1,581,000
Perusahaan Listrik Negara PT 5.450%, 5/21/28 (b)§		331,000	333,896
Southern Co. (The) 2.350%, 7/1/21		1,000,000	972,861
Terraform Global Operating LLC
6.125%, 3/1/26§		70,000	69,223

			9,228,137

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	793,544
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23 (e)(m)		1,000,000	975,000

			1,768,544

Independent Power and Renewable Electricity Producers (0.0%)
Exelon Generation Co. LLC 2.950%, 1/15/20		259,000	258,167

Multi-Utilities (0.0%)
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25§		224,000	221,480
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	282,042

			503,522

Total Utilities			11,758,370

Total Corporate Bonds			228,597,801

Foreign Government Securities (2.2%)
Arab Republic of Egypt 6.125%, 1/31/22§		210,000	206,062
Iraq Government AID Bond 2.149%, 1/18/22		7,460,000	7,238,316
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	776,136
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	859,399
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS	JPY	169,632,728	1,617,199
Kingdom of Jordan 2.578%, 6/30/22		$7,191,000	7,141,382
Kingdom of Saudi Arabia 4.000%, 4/17/25§		424,000	421,880
Republic of Argentina (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 31.700%, 3/11/19 (k)	ARS	12,600,000	428,600
Republic of Cyprus
3.875%, 5/6/22 (m)	EUR	500,000	638,343
4.250%, 11/4/25 (m)		500,000	663,234
Republic of Panama 9.375%, 4/1/29		$190,000	266,950
Republic of Singapore 2.750%, 3/1/46	SGD	1,190,000	848,927

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
State of Qatar
3.875%, 4/23/23§	$424,000	$423,470
4.500%, 4/23/28§	900,000	909,000
5.103%, 4/23/48§	800,000	798,000
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§	1,400,000	1,358,499
Ukraine Government AID Bonds
1.471%, 9/29/21	11,300,000	10,819,750
United Mexican States
3.600%, 1/30/25	250,000	241,563

Total Foreign Government Securities		35,656,710

Loan Participation (0.2%)
Industrials (0.2%)
Trading Companies & Distributors (0.2%)
Delos Finance Sarl (ICE LIBOR USD 3 Month + 1.75%), 4.084%, 10/6/23 (k)	3,000,000	2,996,250

Total Loan Participation		2,996,250

Mortgage-Backed Securities (11.8%)
FHLMC
3.491%, 11/1/31 (l)	3,205	3,359
5.500%, 1/1/35	72,231	78,398
5.500%, 7/1/35	48,797	52,968
4.000%, 7/1/44	530,285	545,365
4.000%, 2/1/46	684,507	704,401
3.500%, 7/15/48 TBA	4,000,000	3,978,281
4.000%, 8/15/48 TBA	2,000,000	2,035,625
FNMA
5.000%, 2/1/24 (l)	186	193
9.000%, 8/1/26	923	1,037
3.704%, 1/1/28 (l)	19,864	20,382
2.500%, 5/1/30	24,547	23,969
2.500%, 8/1/31	627,596	611,244
2.500%, 11/1/31	1,005,608	979,093
2.500%, 12/1/31	336,358	327,489
2.500%, 1/1/32	852,953	830,751
2.500%, 2/1/32	34,535	33,625
2.027%, 3/1/33 (l)	25,804	25,958
5.500%, 4/1/33	65,934	71,647
5.500%, 7/1/33	65,859	71,563
5.500%, 4/1/34	34,684	37,738
5.500%, 5/1/34	24,504	26,662
5.500%, 11/1/34	101,368	110,468
5.500%, 2/1/35	383,127	417,172
4.500%, 8/1/35	58,173	61,104
5.000%, 10/1/35	30,078	32,148
3.423%, 1/1/36 (l)	292,949	300,859
5.000%, 7/1/36	36,110	38,592
3.326%, 2/1/37 (l)	89,301	92,330
4.500%, 7/1/37	10,451	10,971
4.500%, 8/1/37	12,932	13,587
4.500%, 4/1/38	94,245	99,156
4.500%, 2/1/39	433,143	455,714
4.500%, 3/1/39	484,703	509,960
4.500%, 4/1/39	283,410	298,180
4.500%, 5/1/39	5,340	5,618
4.500%, 6/1/39	44,664	46,992
4.500%, 7/1/39	399,614	420,438
5.000%, 12/1/39	97,785	104,775
4.500%, 1/1/40	48,245	50,744
3.543%, 12/1/40 (l)	7,671	7,951
4.000%, 12/1/40	318,879	328,221
4.500%, 3/1/41	66,089	69,471
4.500%, 5/1/41	5,461	5,741
4.500%, 7/1/41	4,031	4,236
4.500%, 9/1/42	165,823	174,412
4.500%, 11/1/42	64,991	68,377
4.000%, 10/1/43	1,284,243	1,318,858
3.000%, 5/1/45	137,090	133,427
3.000%, 8/1/45	1,134,851	1,104,530
3.500%, 9/1/47	2,022,762	2,014,702
3.500%, 11/1/47	762,941	759,901
3.500%, 12/1/47	4,000,015	3,983,793
3.500%, 1/1/48	3,755,904	3,739,766
3.500%, 2/1/48	3,087,632	3,074,365
3.500%, 3/1/48	99,555	99,127
3.000%, 7/25/48 TBA	28,000,000	27,120,627
3.500%, 7/25/48 TBA	28,000,000	27,864,374
4.000%, 7/25/48 TBA	24,752,000	25,235,436
4.500%, 7/25/48 TBA	8,917,000	9,284,826
3.500%, 8/25/48 TBA	21,000,000	20,873,673
4.000%, 8/25/48 TBA	38,000,000	38,687,264
4.500%, 8/25/48 TBA	7,000,000	7,276,718
GNMA
8.000%, 7/15/26	171	186
2.750%, 7/20/27 (l)	1,518	1,543
3.000%, 5/15/43	367,325	361,629
3.000%, 7/15/45	687,518	674,492
3.000%, 5/20/46	639,512	627,821
3.500%, 7/15/48 TBA	1,000,000	1,002,656
4.000%, 8/15/48 TBA	1,000,000	1,023,203

Total Mortgage-Backed Securities		190,449,882

Municipal Bonds (0.4%)
City of Chicago Taxable General Obligation Bonds,
Series 2008A 5.630%, 1/1/22	700,000	707,924
City of Chicago Taxable General Obligation Bonds,
Series 2015B 7.750%, 1/1/42	600,000	650,010
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011B 4.075%, 11/1/20	510,000	523,301
4.325%, 11/1/21	830,000	863,847
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds,
Series 2009B 4.718%, 4/1/19	445,000	451,800
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.841%, 8/1/21	255,000	277,226

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235%, 5/15/22	$955,000	$1,027,398
5.435%, 5/15/23	1,260,000	1,386,643

Total Municipal Bonds		5,888,149

U.S. Government Agency Securities (27.5%)
FHLB
5.375%, 5/15/19	215,000	220,408
1.625%, 6/14/19	525,000	521,292
4.125%, 12/13/19	50,000	51,091
2.125%, 2/11/20	10,000,000	9,937,413
4.125%, 3/13/20	6,819,000	6,998,994
2.625%, 5/28/20	8,730,000	8,735,262
4.625%, 9/11/20	1,025,000	1,069,496
1.375%, 9/28/20	72,365,000	70,388,444
3.625%, 3/12/21	9,050,000	9,275,357
5.625%, 6/11/21	150,000	162,431
2.750%, 12/13/24	17,950,000	17,794,535
FHLMC
2.000%, 7/30/19	64,000	63,858
1.250%, 8/1/19	2,022,000	1,996,954
1.375%, 8/15/19	33,730,000	33,331,720
1.250%, 10/2/19	9,647,000	9,496,063
1.375%, 5/1/20	30,198,000	29,579,234
2.375%, 1/13/22	46,804,000	46,228,025
2.750%, 6/19/23	11,370,000	11,328,237
Financing Corp.
9.650%, 11/2/18	140,000	143,541
8.600%, 9/26/19	30,000	32,308
FNMA
1.750%, 1/30/19	277,000	276,078
1.750%, 6/20/19	35,536,000	35,289,910
1.000%, 8/28/19	20,000,000	19,669,116
1.750%, 9/12/19	25,075,000	24,865,531
0.000%, 10/9/19	975,000	943,921
1.625%, 1/21/20	8,660,000	8,545,363
1.500%, 7/30/20	23,405,000	22,893,680
1.500%, 11/30/20	10,455,000	10,168,499
1.375%, 2/26/21	40,097,000	38,816,270
2.500%, 4/13/21	11,000,000	10,949,269
2.750%, 6/22/21	2,327,000	2,330,124
1.875%, 9/24/26	8,457,000	7,728,498
NCUA Guaranteed Notes
3.450%, 6/12/21	20,000	20,379
Resolution Funding Corp. (Zero Coupon), 7/15/20 STRIPS	4,157,000	3,940,201
Tennessee Valley Authority
3.875%, 2/15/21	818,000	842,486
1.875%, 8/15/22	850,000	820,752

Total U.S. Government Agency Securities		445,454,740

U.S. Treasury Obligations (47.2%)
U.S. Treasury Bonds
7.875%, 2/15/21	798,000	903,735
8.125%, 5/15/21	355,000	408,633
8.000%, 11/15/21	265,000	310,328
6.000%, 2/15/26	1,710,000	2,081,872
5.375%, 2/15/31	275,000	347,488
4.500%, 2/15/36	185,600	226,882
4.750%, 2/15/37	330,000	418,105
4.250%, 5/15/39	200,000	241,159
4.375%, 11/15/39	200,000	245,534
4.625%, 2/15/40	4,670,300	5,924,859
4.375%, 5/15/40	1,000,000	1,229,734
4.375%, 5/15/41 (z)	3,000,000	3,703,078
3.750%, 8/15/41	94,000	106,339
3.000%, 5/15/42	1,010,500	1,015,758
2.875%, 5/15/43	1,000,000	981,578
3.625%, 8/15/43 (z)	3,827,300	4,261,818
3.750%, 11/15/43	421,000	478,315
3.625%, 2/15/44	1,055,000	1,176,193
3.125%, 8/15/44 (z)	4,359,100	4,472,369
3.000%, 11/15/44	483,700	485,295
3.000%, 5/15/45	638,000	639,994
2.875%, 8/15/45	1,725,000	1,689,691
2.500%, 2/15/46	250,000	227,195
2.500%, 5/15/46	484,700	440,161
2.250%, 8/15/46	1,200,000	1,032,731
3.000%, 5/15/47 (z)	7,588,000	7,606,970
2.750%, 11/15/47	268,000	255,613
3.000%, 2/15/48	1,300,000	1,303,697
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/19 TIPS	2,336,846	2,322,833
0.125%, 4/15/20 TIPS	748,916	740,925
0.375%, 7/15/25 TIPS	2,445,844	2,401,816
U.S. Treasury Notes
1.750%, 9/30/19	2,046,000	2,028,833
1.625%, 6/30/20	5,732,000	5,630,749
1.625%, 7/31/20	20,743,000	20,354,069
2.625%, 8/15/20	7,762,000	7,771,460
2.625%, 11/15/20	19,045,000	19,061,664
3.625%, 2/15/21	20,115,000	20,628,560
1.125%, 2/28/21	10,776,900	10,369,314
2.000%, 2/28/21 (z)	4,600,000	4,528,233
1.250%, 3/31/21	19,440,000	18,743,045
2.250%, 3/31/21#(z)	6,300,000	6,239,854
3.125%, 5/15/21	8,723,000	8,843,691
1.375%, 5/31/21	4,113,000	3,969,366
2.125%, 8/15/21	17,221,000	16,954,343
1.125%, 9/30/21	9,862,000	9,396,637
2.125%, 9/30/21 (z)	12,000,000	11,804,813
1.250%, 10/31/21	14,750,200	14,092,317
2.000%, 11/15/21	3,135,000	3,068,847
1.875%, 11/30/21	9,662,600	9,415,449
1.875%, 1/31/22	876,000	852,197
2.000%, 2/15/22	8,689,600	8,487,907
1.750%, 3/31/22	22,214,000	21,477,641
1.750%, 5/15/22	23,463,000	22,651,328
1.750%, 5/31/22	8,040,000	7,758,914
1.875%, 7/31/22	7,780,500	7,532,315
1.875%, 9/30/22	1,471,000	1,421,951
1.875%, 10/31/22	11,594,000	11,199,623
1.625%, 11/15/22	11,372,800	10,863,511
2.000%, 11/30/22	2,589,000	2,512,867
2.125%, 12/31/22	21,338,000	20,800,216
2.000%, 2/15/23	37,165,000	36,003,884
2.750%, 4/30/23	902,000	902,825
1.750%, 5/15/23	10,064,000	9,614,422
1.625%, 5/31/23	13,213,000	12,543,886

See Notes to Financial Statements.

1194

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
2.500%, 8/15/23		$16,810,000	$16,613,795
2.750%, 11/15/23		10,350,000	10,346,685
2.125%, 11/30/23		6,907,000	6,686,138
2.250%, 12/31/23		41,188,000	40,097,482
2.750%, 2/15/24		21,731,000	21,702,648
2.500%, 5/15/24		48,550,000	47,787,615
2.125%, 7/31/24 (z)		10,000,000	9,625,938
2.375%, 8/15/24		12,979,700	12,671,736
2.125%, 9/30/24 (z)		7,200,000	6,921,562
2.250%, 11/15/24		6,070,000	5,873,152
2.000%, 2/15/25		21,155,000	20,120,222
2.125%, 5/15/25		30,428,000	29,116,982
2.000%, 8/15/25		1,689,900	1,600,916
2.250%, 11/15/25		21,330,500	20,515,609
1.625%, 5/15/26		738,500	675,554
1.500%, 8/15/26		12,270,000	11,080,961
2.000%, 11/15/26		10,469,300	9,811,942
2.250%, 2/15/27 (z)		17,997,900	17,176,325
2.250%, 8/15/27 (z)		28,294,000	26,927,267
2.250%, 11/15/27		11,532,000	10,960,806
2.750%, 2/15/28		14,968,000	14,837,264
2.875%, 5/15/28		6,601,000	6,614,408

Total U.S. Treasury Obligations			762,970,436

Total Long-Term Debt Securities (110.9%) (Cost $1,818,867,255)			1,792,802,206

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	19

Total Consumer Staples			19

Financials (0.0%)
Capital Markets (0.0%)
Jefferies Financial Services, Inc.		29	659

Total Financials			659

Total Common Stocks (0.0%) (Cost $—)			678

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Banker’s Acceptance (0.1%)
Bank of Montreal 2.04%, 7/3/18 (p)	CAD	1,200,000	912,635
Royal Bank of Canada 1.89%, 7/4/18 (p)		1,200,000	912,599

Total Banker’s Acceptance			1,825,234

Certificates of Deposit (0.2%)
Barclays Bank plc 1.94%, 9/4/18		$3,900,000	3,897,164

Foreign Government Treasury Bills (1.6%)
Argentina Treasury Bills 4.17%, 2/22/19 (p)		3,600,000	3,505,156
Hellenic Republic
1.80%, 7/6/18 (p)	EUR	2,200,000	2,568,389
1.16%, 8/3/18 (p)		500,000	583,264
1.05%, 8/10/18 (p)		500,000	583,199
1.11%, 8/31/18 (p)		800,000	932,460
Japan Treasury Bills
(0.18)%, 7/2/18 (p)	JPY	693,050,000	6,259,829
(0.08)%, 8/27/18 (p)		875,150,000	7,905,507
(0.09)%, 9/10/18 (p)		413,050,000	3,731,428

Total Foreign Government Treasury Bills			26,069,232

Repurchase Agreements (0.3%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $1,020,000. (xx)		$1,000,000	1,000,000
Citigroup Global Markets Ltd.,
1.99%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $204,000. (xx)		200,000	200,000
Citigroup Global Markets, Inc.,
2.18%, dated 6/29/18, due 7/6/18, repurchase price $100,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $105,429. (xx)		100,000	100,000

See Notes to Financial Statements.

1195

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	$100,000	$100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $204,001. (xx)	200,000	200,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $200,037, collateralized by various Common Stocks; total market value $222,439. (xx)	200,000	200,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,148,851, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,172,167. (xx)	1,148,660	1,148,660
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000

Total Repurchase Agreements		4,448,660

U.S. Government Agency Security (0.2%)
FHLB
1.76%, 8/24/18 (o)(p)	2,400,000	2,393,551

U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills
1.02%, 7/5/18 (p)	4,784,000	4,783,324
1.84%, 9/20/18 (p)	1,157,000	1,152,167

Total U.S. Treasury Obligations		5,935,491

Total Short-Term Investments (2.8%) (Cost $45,164,580)		44,569,332

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Canada 10 Year Bond 08/17/2018 at CAD 159.50, American Style Notional Amount: CAD 3,800,000 Exchange Traded*	38	144
Euro-BTP 08/24/2018 at EUR 152.00, American Style Notional Amount: EUR 2,000,000 Exchange Traded*	20	234
Euro-OAT 08/24/2018 at EUR 168.00, American Style Notional Amount: EUR 6,000,000 Exchange Traded*	60	701
Euro-OAT 08/24/2018 at EUR 170.00, American Style Notional Amount: EUR 4,000,000 Exchange Traded*	40	467
Long Gilt 08/24/2018 at GBP 158.00, American Style Notional Amount: GBP 14,100,000 Exchange Traded*	141	—
U.S. Treasury 10 Year Note 08/24/2018 at USD 133.00, American Style Notional Amount: USD 400,000 Exchange Traded*	4	—
U.S. Treasury 10 Year Note 08/24/2018 at USD 132.50, American Style Notional Amount: USD 2,400,000 Exchange Traded*	24	—

See Notes to Financial Statements.

1196

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Contracts	Value (Note 1)
U.S. Treasury 10 Year Note 08/24/2018 at USD 132.00, American Style Notional Amount: USD 2,300,000 Exchange Traded*	23	$—
U.S. Treasury 10 Year Note 08/24/2018 at USD 133.50, American Style Notional Amount: USD 5,600,000 Exchange Traded*	56	—
U.S. Treasury 30 Year Bond 08/24/2018 at USD 174.00, American Style Notional Amount: USD 1,800,000 Exchange Traded*	18	—
U.S. Treasury 30 Year Bond 08/24/2018 at USD 180.00, American Style Notional Amount: USD 700,000 Exchange Traded*	7	—
U.S. Treasury 30 Year Bond 08/24/2018 at USD 181.00, American Style Notional Amount: USD 100,000 Exchange Traded*	1	—
U.S. Treasury 30 Year Bond 08/24/2018 at USD 178.00, American Style Notional Amount: USD 1,100,000 Exchange Traded*	11	—
U.S. Treasury 30 Year Bond 08/24/2018 at USD 175.00, American Style Notional Amount: USD 5,100,000 Exchange Traded*	51	—

		1,546

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 08/24/2018 at EUR 145.00, American Style Notional Amount: EUR 12,500,000 Exchange Traded*	125	1,460
Euro-Bund 08/24/2018 at EUR 144.00, American Style Notional Amount: EUR 3,000,000 Exchange Traded*	30	350
U.S. Treasury 10 Year Note 08/24/2018 at USD 107.00, American Style Notional Amount: USD 1,600,000 Exchange Traded*	16	—
U.S. Treasury 10 Year Note 08/24/2018 at USD 107.50, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 10 Year Note 08/24/2018 at USD 108.00, American Style Notional Amount: USD 500,000 Exchange Traded*	5	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 106.50, American Style Notional Amount: USD 3,000,000 Exchange Traded*	30	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 106.75, American Style Notional Amount: USD 17,200,000 Exchange Traded*	172	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 107.00, American Style Notional Amount: USD 10,000,000 Exchange Traded*	100	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 107.25, American Style Notional Amount: USD 600,000 Exchange Traded*	6	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 106.25, American Style Notional Amount: USD 10,000,000 Exchange Traded*	100	—

		1,810

Total Options Purchased (0.0%) (Cost $11,262)		3,356

Total Investments in Securities (113.7%) (Cost $1,864,043,097)		1,837,375,572
Other Assets Less Liabilities (-13.7%)		(220,821,211)

Net Assets (100%)		$1,616,554,361

See Notes to Financial Statements.

1197

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $126,327,263 or 7.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $509,093.
(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $15,093,896 or 0.9% of net assets.
(e)	Step Bond — Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $26,572,400 or 1.6% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $4,846,941. This was secured by cash collateral of $4,448,660 which was subsequently invested in joint repurchase agreements with a total value of $4,448,660, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $560,725 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2018.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentina Peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MYR	—	Malaysian Ringgit
NCUA	—	National Credit Union Administration
PIK	—	Payment-in Kind Security
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euro Euribor	219	9/2018	EUR	64,135,256	15,956
Euro-Bund	61	9/2018	EUR	11,579,379	86,708
U.S. Treasury 10 Year Note	2	9/2018	USD	240,375	(3)
U.S. Treasury 2 Year Note	57	9/2018	USD	12,074,203	5,992
U.S. Treasury 5 Year Note	363	9/2018	USD	41,243,039	77,950
U.S. Treasury Ultra Bond	22	9/2018	USD	3,510,375	135,117
3 Month Euro Euribor	59	12/2018	EUR	17,274,141	3,582

					325,302

Short Contracts
Australia 10 Year Bond	(106)	9/2018	AUD	(10,147,815)	(138,125)
Canada 10 Year Bond	(37)	9/2018	CAD	(3,847,617)	(73,592)
Euro-OAT	(90)	9/2018	EUR	(16,242,463)	(112,947)
Japan 10 Year Bond	(33)	9/2018	JPY	(44,959,761)	(59,530)
Japan 10 Year Bond Mini	(14)	9/2018	JPY	(1,907,384)	(3,370)
Long Gilt	(141)	9/2018	GBP	(22,899,589)	(303,226)
U.S. Treasury 10 Year Note	(60)	9/2018	USD	(7,211,250)	(31,399)
U.S. Treasury Long Bond	(88)	9/2018	USD	(12,760,000)	(370,886)
3 Month Eurodollar	(51)	6/2019	USD	(12,385,988)	105,773
3 Month Eurodollar	(82)	9/2019	USD	(19,901,400)	185,569
3 Month Eurodollar	(23)	12/2019	USD	(5,579,513)	6,263
3 Month Eurodollar	(97)	3/2020	USD	(23,527,350)	24,830
3 Month Eurodollar	(102)	6/2020	USD	(24,740,099)	25,270
3 Month Eurodollar	(76)	9/2020	USD	(18,434,750)	(2,466)
3 Month Eurodollar	(24)	12/2020	USD	(5,821,200)	(5,725)

					(753,561)

					(428,259)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,415,000	USD	1,782,753	Bank of America	7/3/2018	4,468
EUR	1,019,000	USD	1,186,295	Bank of America	7/3/2018	3,694
EUR	2,899,000	USD	3,363,813	Goldman Sachs Bank USA	7/3/2018	21,639
EUR	6,797,000	USD	7,904,140	JPMorgan Chase Bank	7/3/2018	33,396
USD	1,818,884	AUD	2,415,000	Bank of America	7/3/2018	31,663
USD	928,204	CAD	1,200,000	Bank of America	7/3/2018	15,414
USD	114,152	CAD	148,000	Goldman Sachs Bank USA	7/3/2018	1,574
USD	607,418	CHF	600,000	Goldman Sachs Bank USA	7/3/2018	1,541
USD	4,074,638	EUR	3,488,000	Goldman Sachs Bank USA	7/3/2018	1,351
USD	1,657,452	EUR	1,400,000	JPMorgan Chase Bank	7/3/2018	22,532
USD	928,131	CAD	1,200,000	JPMorgan Chase Bank	7/5/2018	15,302
USD	2,673,867	EUR	2,200,000	Barclays Bank plc	7/6/2018	104,169
RUB	326,467,285	USD	5,109,834	JPMorgan Chase Bank**	7/10/2018	84,781
USD	300,379	RUB	18,642,270	Deutsche Bank AG**	7/10/2018	3,751
USD	1,326,797	RUB	82,956,510	Goldman Sachs Bank USA**	7/10/2018	6,826
USD	896,064	EUR	765,838	Citibank NA	7/18/2018	737
USD	11,626,008	JPY	1,281,081,496	HSBC Bank plc	7/18/2018	43,297
USD	628,708	EUR	500,000	Barclays Bank plc	8/3/2018	43,451
USD	596,771	EUR	500,000	JPMorgan Chase Bank	8/10/2018	11,188
USD	3,082,928	GBP	2,301,000	Barclays Bank plc	8/15/2018	40,120
USD	6,075,248	GBP	4,470,000	JPMorgan Chase Bank	8/15/2018	164,189
USD	9,255,204	JPY	1,008,800,000	Bank of America	8/15/2018	116,120

See Notes to Financial Statements.

1199

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,785,654	JPY	305,900,000	Goldman Sachs Bank USA	8/15/2018	14,395
USD	11,275,681	JPY	1,231,400,000	JPMorgan Chase Bank	8/15/2018	119,983
USD	729,789	SEK	6,380,000	Bank of America	8/15/2018	15,098
USD	1,073,393	SEK	9,380,000	JPMorgan Chase Bank	8/15/2018	22,641
USD	857,087	SGD	1,148,227	Standard Chartered Bank	8/16/2018	13,580
RUB	90,087,652	USD	1,426,130	Barclays Bank plc**	8/24/2018	180
USD	212,876	RUB	13,414,198	Goldman Sachs Bank USA**	8/24/2018	497
USD	1,242,856	RUB	78,231,555	JPMorgan Chase Bank**	8/24/2018	4,256
USD	1,744,832	JPY	190,000,000	Bank of America	8/27/2018	22,048
USD	50,320	CAD	65,261	JPMorgan Chase Bank	8/30/2018	627
USD	370,564	EUR	300,000	Bank of America	8/31/2018	18,628
USD	618,878	EUR	500,000	JPMorgan Chase Bank	8/31/2018	32,317
USD	297,712	MYR	1,188,496	Barclays Bank plc**	9/19/2018	3,957
DKK	20,520,000	USD	3,228,369	Bank of America	10/1/2018	11,441
DKK	63,000	USD	9,770	JPMorgan Chase Bank	10/1/2018	177
USD	4,051,679	DKK	24,947,000	Bank of America	10/1/2018	112,910
USD	2,005,076	DKK	12,405,000	Deutsche Bank AG	10/1/2018	46,506
USD	202,003	DKK	1,230,000	JPMorgan Chase Bank	10/1/2018	7,804

Total unrealized appreciation						1,218,248

DKK	23,971,000	USD	3,847,497	Bank of America	7/2/2018	(90,257)
USD	2,629,581	DKK	17,067,000	Bank of America	7/2/2018	(45,518)
USD	1,601,366	DKK	10,355,000	JPMorgan Chase Bank	7/2/2018	(21,688)
EUR	1,820,000	USD	2,144,322	Bank of America	7/3/2018	(18,926)
EUR	765,000	USD	902,925	Goldman Sachs Bank USA	7/3/2018	(9,558)
USD	1,945,972	DKK	13,095,000	Bank of America	7/3/2018	(106,552)
USD	1,118,614	DKK	7,425,000	JPMorgan Chase Bank	7/3/2018	(45,188)
USD	8,623,511	EUR	7,393,000	JPMorgan Chase Bank	7/3/2018	(10,035)
RUB	102,018,645	USD	1,627,343	Goldman Sachs Bank USA**	7/10/2018	(4,064)
USD	1,432,799	RUB	90,087,652	Barclays Bank plc**	7/10/2018	(639)
USD	3,701,322	RUB	236,799,498	JPMorgan Chase Bank**	7/10/2018	(66,535)
USD	1,782,922	AUD	2,415,000	Bank of America	8/2/2018	(4,492)
USD	822,738	EUR	705,000	Goldman Sachs Bank USA	8/2/2018	(2,408)
USD	6,406,862	EUR	5,495,000	JPMorgan Chase Bank	8/2/2018	(24,596)
GBP	1,635,000	USD	2,199,443	Bank of America	8/15/2018	(37,343)
GBP	248,000	USD	333,494	Barclays Bank plc	8/15/2018	(5,542)
GBP	735,000	USD	982,982	Goldman Sachs Bank USA	8/15/2018	(11,029)
JPY	180,900,000	USD	1,648,262	Goldman Sachs Bank USA	8/15/2018	(9,424)
JPY	1,457,100,000	USD	13,329,597	JPMorgan Chase Bank	8/15/2018	(129,201)
SEK	50,750,000	USD	5,947,948	Barclays Bank plc	8/15/2018	(262,911)
SEK	7,510,000	USD	846,807	Goldman Sachs Bank USA	8/15/2018	(5,533)
USD	663,953	DKK	4,305,000	JPMorgan Chase Bank	10/2/2018	(15,806)

Total unrealized depreciation						(927,245)

Net unrealized appreciation						291,003

**	Non-deliverable forward.

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Written Put Options Contracts as of June 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	33	EUR (3,300,000)	EUR 160.50	7/27/2018	(4,624)
Euro-Bund	Exchange Traded	37	EUR (3,700,000)	EUR 161.50	7/27/2018	(13,395)
U.S. Treasury 10 Year Note	Exchange Traded	27	USD (2,700,000)	USD 119.50	7/27/2018	(5,063)

						(23,082)

Total Written Options Contracts (Premiums Received ($38,361))						(23,082)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$55,334,740	$—	$55,334,740
Collateralized Mortgage Obligations	—	31,990,079	—	31,990,079
Commercial Mortgage-Backed Securities	—	33,463,419	—	33,463,419
Common Stocks
Consumer Staples	19	—	—	19
Financials	659	—	—	659
Corporate Bonds
Consumer Discretionary	—	12,831,723	—	12,831,723
Consumer Staples	—	11,742,814	—	11,742,814
Energy	—	9,525,439	—	9,525,439
Financials	—	124,874,724	575,725	125,450,449
Health Care	—	13,803,573	—	13,803,573
Industrials	—	13,544,932	—	13,544,932
Information Technology	—	7,660,474	—	7,660,474
Materials	—	3,926,932	—	3,926,932
Real Estate	—	9,208,956	—	9,208,956
Telecommunication Services	—	9,144,139	—	9,144,139
Utilities	—	11,758,370	—	11,758,370
Foreign Government Securities	—	35,656,710	—	35,656,710
Forward Currency Contracts	—	1,218,248	—	1,218,248
Futures	673,010	—	—	673,010
Loan Participations
Industrials	—	2,996,250	—	2,996,250
Mortgage-Backed Securities	—	190,449,882	—	190,449,882
Municipal Bonds	—	5,888,149	—	5,888,149
Options Purchased
Call Options Purchased	1,546	—	—	1,546
Put Options Purchased	1,810	—	—	1,810

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Banker’s Acceptance	$—	$1,825,234	$—	$1,825,234
Certificate of Deposit	—	3,897,164	—	3,897,164
Foreign Government Treasury Bills	—	26,069,232	—	26,069,232
Repurchase Agreements	—	4,448,660	—	4,448,660
U.S. Government Agency Security	—	2,393,551	—	2,393,551
U.S. Treasury Obligations	—	5,935,491	—	5,935,491
U.S. Government Agency Securities	—	445,454,740	—	445,454,740
U.S. Treasury Obligations	—	762,970,436	—	762,970,436

Total Assets	$677,044	$1,838,014,061	$575,725	$1,839,266,830

Liabilities:
Forward Currency Contracts	$—	$(927,245)	$—	$(927,245)
Futures	(1,101,269)	—	—	(1,101,269)
Options Written
Put Options Written	(23,082)	—	—	(23,082)

Total Liabilities	$(1,124,351)	$(927,245)	$—	$(2,051,596)

Total	$(447,307)	$1,837,086,816	$575,725	$1,837,215,234

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$676,366	*
Foreign exchange contracts	Receivables	1,218,248

Total		$1,894,614

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,124,351	)*
Foreign exchange contracts	Payables	(927,245)

Total		$(2,051,596)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$234,596	$(2,232,423)	$—	$(1,997,827)
Foreign exchange contracts	—	—	(3,259,526)	(3,259,526)

Total	$234,596	$(2,232,423)	$(3,259,526)	$(5,257,353)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(9,436)	$(547,022)	$—	$(556,458)
Foreign exchange contracts	—	—	3,094,397	3,094,397

Total	$(9,436)	$(547,022)	$3,094,397	$2,537,939

^ This Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $175,212,000, option contracts with an average notional balance of approximately $36,000 and futures contracts with an average notional balance of approximately $350,639,000 respectively during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$351,484	$(303,088)	$—	$48,396
Barclays Bank plc	191,877	(191,877)	—	—
Citibank NA.	737	—	—	737
Deutsche Bank AG	50,257	—	—	50,257
Goldman Sachs Bank USA	47,823	(42,016)	—	5,807
HSBC Bank plc	43,297	—	—	43,297
JPMorgan Chase Bank	519,193	(313,049)	—	206,144
Standard Chartered Bank	13,580	—	—	13,580

Total	$1,218,248	$(850,030)	$—	$368,218

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$303,088	$(303,088)	$—	$—
Barclays Bank plc	269,092	(191,877)	—	77,215
Goldman Sachs Bank USA	42,016	(42,016)	—	—
JPMorgan Chase Bank	313,049	(313,049)	—	—

Total	$927,245	$(850,030)	$—	$77,215

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital, Inc.	2.20%	6/13/2018	7/5/2018	$(1,972,125)	$(1,970,898)
Barclays Capital, Inc.	2.30	6/22/2018	7/2/2018	(1,589,656)	(1,589,288)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(6,534,375)	(6,526,347)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(9,518,750)	(9,517,133)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(6,840,000)	(6,838,943)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(4,513,750)	(4,514,233)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(11,745,000)	(11,744,132)
BNP Paribas SA	2.11	5/23/2018	8/24/2018	(1,391,688)	(1,388,143)
BNP Paribas SA	2.11	5/23/2018	8/24/2018	(5,720,908)	(5,719,135)
BNP Paribas SA	2.09	6/5/2018	8/6/2018	(1,827,656)	(1,823,265)
BNP Paribas SA	2.21	6/19/2018	7/20/2018	(2,759,906)	(2,758,050)
BNP Paribas SA	2.21	6/19/2018	7/20/2018	(1,899,375)	(1,899,172)
BNP Paribas SA	2.21	6/19/2018	7/20/2018	(2,402,205)	(2,401,963)

					$(58,690,702)

(1)	The average amount of borrowings while outstanding for 118 days during the six months ended June 30, 2018, was approximately $29,537,000 at a weighted average interest rate of 1.98%.
(2)	Payable for sale-buyback transactions includes $(24,692) of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2018:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital, Inc.	$(3,560,186)	$3,609,023	$48,837
BNP Paribas SA	(55,130,516)	55,796,648	666,132

	$(58,690,702)	$59,405,671	$714,969

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2018
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$12,844,583	$3,211,408	$—	$16,055,991
U.S. Treasury Notes	—	36,915,576	5,719,135	—	42,634,711
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$49,760,159	$8,930,543	$—	$58,690,702

Gross amount of recognized liabilities for sale-buybacks					$58,690,702

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,759,039,501
Long-term U.S. government debt securities	204,211,547

$1,963,251,048

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,632,150,976
Long-term U.S. government debt securities	224,529,825

$1,856,680,801

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,836,990
Aggregate gross unrealized depreciation	(35,683,780)

Net unrealized depreciation	$(27,846,790)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,865,062,024

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,859,594,437)	$1,832,926,912
Repurchase Agreements (Cost $4,448,660)	4,448,660
Cash	6,940,082
Foreign cash (Cost $790,727)	756,114
Cash held as collateral at broker	1,103,239
Receivable for forward commitments	74,925,117
Receivable for securities sold	20,176,553
Dividends, interest and other receivables	8,797,277
Unrealized appreciation on forward foreign currency contracts	1,218,248
Due from broker for futures variation margin	151,281
Receivable from Separate Accounts for Portfolio shares sold	42,269
Securities lending income receivable	3,220
Other assets	17,869

Total assets	1,951,506,841

LIABILITIES
Payable for forward commitments	238,524,293
Payable for sale-buyback financing transactions	58,690,702
Payable for securities purchased	29,815,698
Payable for return of collateral on securities loaned	4,448,660
Unrealized depreciation on forward foreign currency contracts	927,245
Payable to Separate Accounts for Portfolio shares redeemed	696,674
Payable for return of cash collateral on forward contracts	650,000
Investment management fees payable	533,658
Distribution fees payable – Class IB	206,632
Administrative fees payable	161,806
Distribution fees payable – Class IA	38,665
Due to Custodian	32,563
Options written, at value (Premiums received $38,361)	23,082
Trustees’ fees payable	1,771
Accrued expenses	201,031

Total liabilities	334,952,480

NET ASSETS	$1,616,554,361

Net assets were comprised of:
Paid in capital	$1,652,363,307
Accumulated undistributed net investment income (loss)	12,422,635
Accumulated undistributed net realized gain (loss)	(21,400,570)
Net unrealized appreciation (depreciation)	(26,831,011)

Net assets	$1,616,554,361

Class IA
Net asset value, offering and redemption price per share, $188,056,884 / 22,472,404 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.37

Class IB
Net asset value, offering and redemption price per share, $1,004,617,068 / 120,523,840 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.34

Class K
Net asset value, offering and redemption price per share, $423,880,409 / 50,611,836 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.38

(x)	Includes value of securities on loan of $4,846,941.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest (net of $82 foreign withholding tax)	$18,749,295
Securities lending (net)	15,947

Total income	18,765,242

EXPENSES
Investment management fees	3,225,675
Distribution fees – Class IB	1,275,576
Administrative fees	994,744
Distribution fees – Class IA	246,415
Interest expense	237,007
Custodian fees	80,831
Printing and mailing expenses	61,178
Professional fees	45,782
Trustees’ fees	18,002
Miscellaneous	36,442

Total expenses	6,221,652

NET INVESTMENT INCOME (LOSS)	12,543,590

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(6,102,853)
Futures contracts	(2,232,423)
Forward foreign currency contracts	(3,259,526)
Foreign currency transactions	337,182
Options written	225,584

Net realized gain (loss)	(11,032,036)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(25,702,487)
Futures contracts	(547,022)
Forward foreign currency contracts	3,094,397
Foreign currency translations	(66,434)
Options written	322

Net change in unrealized appreciation (depreciation)	(23,221,224)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(34,253,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,709,670)

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,543,590	$18,620,209
Net realized gain (loss)	(11,032,036)	4,054,643
Net change in unrealized appreciation (depreciation)	(23,221,224)	801,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,709,670)	23,476,288

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,276,150)
Class IB	—	(12,933,304)
Class K	—	(5,943,663)

TOTAL DIVIDENDS	—	(20,153,117)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,792,815 and 13,305,409 shares, respectively ]	14,947,001	112,564,637
Capital shares issued in reinvestment of dividends [ 0 and 149,735 shares, respectively ]	—	1,276,150
Capital shares repurchased [ (3,971,897) and (5,775,991) shares, respectively ]	(33,091,317)	(49,444,857)

Total Class IA transactions	(18,144,316)	64,395,930

Class IB
Capital shares sold [ 3,869,616 and 4,754,042 shares, respectively ]	32,252,990	40,436,562
Capital shares issued in reinvestment of dividends [ 0 and 1,524,415 shares, respectively ]	—	12,933,304
Capital shares repurchased [ (9,209,344) and (15,305,389) shares, respectively ]	(76,658,825)	(130,468,887)

Total Class IB transactions	(44,405,835)	(77,099,021)

Class K
Capital shares sold [ 5,354,154 and 13,111,494 shares, respectively ]	45,033,885	112,427,659
Capital shares issued in reinvestment of dividends [ 0 and 698,668 shares, respectively ]	—	5,943,663
Capital shares repurchased [ (3,459,302) and (3,977,593) shares, respectively ]	(28,945,309)	(34,029,062)

Total Class K transactions	16,088,576	84,342,260

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(46,461,575)	71,639,169

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,171,245)	74,962,340
NET ASSETS:
Beginning of period	1,684,725,606	1,609,763,266

End of period (a)	$1,616,554,361	$1,684,725,606

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,422,635	$(120,955)

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.48	$8.46	$8.47	$8.54	$8.38	$8.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.09	0.07	0.07	0.05
Net realized and unrealized gain (loss)	(0.17)	0.03	— #	(0.05)	0.18	(0.25)

Total from investment operations	(0.11)	0.12	0.09	0.02	0.25	(0.20)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.10)	(0.09)	(0.09)	(0.03)

Net asset value, end of period	$8.37	$8.48	$8.46	$8.47	$8.54	$8.38

Total return (b)	(1.30)%	1.45%	1.09%	0.28%	2.95%	(2.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,057	$208,996	$143,640	$152,879	$166,246	$177,633
Ratio of expenses to average net assets (a)(f)	0.79%	0.80%	0.81%	0.81%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	1.46%	1.11%	1.04%	0.87%	0.84%	0.62%
Portfolio turnover rate (z)^	105%	184%	129%	120%	136%	125%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.44	$8.43	$8.43	$8.51	$8.35	$8.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.09	0.07	0.07	0.06
Net realized and unrealized gain (loss)	(0.16)	0.02	0.01	(0.06)	0.18	(0.26)

Total from investment operations	(0.10)	0.11	0.10	0.01	0.25	(0.20)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.10)	(0.09)	(0.09)	(0.03)

Net asset value, end of period	$8.34	$8.44	$8.43	$8.43	$8.51	$8.35

Total return (b)	(1.18)%	1.34%	1.20%	0.16%	2.96%	(2.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,004,617	$1,062,882	$1,137,174	$1,269,949	$1,429,243	$1,609,561
Ratio of expenses to average net assets (a)(f)	0.79%	0.80%	0.81%	0.81%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	1.46%	1.11%	1.04%	0.87%	0.84%	0.67%
Portfolio turnover rate (z)^	105%	184%	129%	120%	136%	125%

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,			April 21, 2014* to December 31, 2014
		2017	2016	2015
Net asset value, beginning of period	$8.47	$8.46	$8.46	$8.54	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.11	0.10	0.07
Net realized and unrealized gain (loss)	(0.16)	0.01	0.01	(0.06)	0.11

Total from investment operations	(0.09)	0.13	0.12	0.04	0.18

Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.12)	(0.11)

Net asset value, end of period	$8.38	$8.47	$8.46	$8.46	$8.54

Total return (b)	(1.06)%	1.59%	1.46%	0.42%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$423,880	$412,848	$328,949	$307,098	$162,377
Ratio of expenses to average net assets (a)(f)	0.54%	0.55%	0.56%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (a)(f)	1.71%	1.36%	1.30%	1.15%	1.09	%(l)
Portfolio turnover rate (z)^	105%	184%	129%	120%	136%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1209

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	17.8%
Health Care	15.4
Information Technology	14.9
Industrials	14.6
Consumer Discretionary	13.2
Repurchase Agreements	7.8
Real Estate	7.2
Energy	4.9
Materials	4.3
Utilities	3.3
Consumer Staples	2.8
Telecommunication Services	0.6
Cash and Other	(6.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,072.51	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.14
Class IB
Actual	1,000.00	1,072.45	3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.14
Class K
Actual	1,000.00	1,074.26	1.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.93	1.88

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1210

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	62,275	$968,999
Cooper Tire & Rubber Co.	33,322	876,369
Cooper-Standard Holdings, Inc.*	10,000	1,306,700
Dana, Inc.	85,565	1,727,557
Dorman Products, Inc.*	15,200	1,038,312
Fox Factory Holding Corp.*	20,100	935,655
Gentherm, Inc.*	22,600	888,180
LCI Industries	13,370	1,205,306
Modine Manufacturing Co.*	32,900	600,425
Motorcar Parts of America, Inc. (x)*	10,300	192,713
Standard Motor Products, Inc.	12,800	618,752
Stoneridge, Inc.*	13,300	467,362
Superior Industries International, Inc.	9,600	171,840
Tenneco, Inc.	30,697	1,349,440
Tower International, Inc.	10,200	324,360

		12,671,970

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	704,248

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	581,120
Funko, Inc., Class A (x)*	2,100	26,355
Weyco Group, Inc.	3,300	120,120

		727,595

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	36,000	1,731,600
American Public Education, Inc.*	12,607	530,755
Cambium Learning Group, Inc.*	1,300	14,495
Capella Education Co.	7,045	695,342
Career Education Corp.*	38,600	624,162
Carriage Services, Inc.	7,600	186,580
Chegg, Inc.*	59,500	1,653,505
Houghton Mifflin Harcourt Co.*	77,300	591,345
K12, Inc.*	19,284	315,679
Laureate Education, Inc., Class A*	20,300	290,899
Regis Corp.*	21,352	353,162
Sotheby’s*	21,802	1,184,721
Strayer Education, Inc.	6,500	734,565
Weight Watchers International, Inc.*	21,500	2,173,649

		11,080,459

Hotels, Restaurants & Leisure (3.1%)
BBX Capital Corp. (x)	2,300	20,769
Belmond Ltd., Class A*	48,009	535,300
Biglari Holdings, Inc., Class A*	149	141,550
BJ’s Restaurants, Inc.	12,134	728,040
Bloomin’ Brands, Inc.	59,800	1,201,980
Bluegreen Vacations Corp.	800	19,040
Bojangles’, Inc.*	8,500	122,400
Boyd Gaming Corp.	46,700	1,618,622
Brinker International, Inc. (x)	28,200	1,342,320
Carrols Restaurant Group, Inc.*	19,700	292,545
Century Casinos, Inc.*	10,800	94,500
Cheesecake Factory, Inc. (The)	25,721	1,416,198
Churchill Downs, Inc.	7,793	2,310,625
Chuy’s Holdings, Inc.*	11,000	337,700
Cracker Barrel Old Country Store, Inc. (x)	11,023	1,721,903
Dave & Buster’s Entertainment, Inc.*	24,100	1,147,160
Del Frisco’s Restaurant Group, Inc.*	11,400	143,640
Del Taco Restaurants, Inc.*	11,900	168,742
Denny’s Corp.*	40,100	638,793
Dine Brands Global, Inc. (x)	11,281	843,819
Drive Shack, Inc.*	5,000	38,600
El Pollo Loco Holdings, Inc.*	11,500	131,100
Eldorado Resorts, Inc. (x)*	36,759	1,437,277
Empire Resorts, Inc. (x)*	1,100	21,780
Fiesta Restaurant Group, Inc.*	11,600	332,920
Golden Entertainment, Inc.*	2,500	67,475
Habit Restaurants, Inc. (The), Class A*	4,400	44,000
ILG, Inc.	65,336	2,158,048
International Speedway Corp., Class A	15,100	674,970
J Alexander’s Holdings, Inc.*	8,006	89,267
Jack in the Box, Inc.	18,739	1,595,064
Lindblad Expeditions Holdings, Inc.*	6,300	83,475
Marriott Vacations Worldwide Corp.	12,900	1,457,184
Monarch Casino & Resort, Inc.*	6,100	268,705
Nathan’s Famous, Inc.	1,500	141,150
Noodles & Co.*	400	4,920
OBH, Inc.*	491	90,094
Papa John’s International, Inc.	15,642	793,362
Penn National Gaming, Inc.*	47,700	1,602,243
Pinnacle Entertainment, Inc.*	31,200	1,052,376
Planet Fitness, Inc., Class A*	48,300	2,122,302
PlayAGS, Inc.*	2,300	62,261
Potbelly Corp.*	12,200	157,990
Red Robin Gourmet Burgers, Inc.*	8,200	382,120
Red Rock Resorts, Inc., Class A	38,900	1,303,150
Ruth’s Hospitality Group, Inc.	15,900	445,995
Scientific Games Corp., Class A*	31,300	1,538,395
SeaWorld Entertainment, Inc. (x)*	38,600	842,252
Shake Shack, Inc., Class A (x)*	13,800	913,284
Sonic Corp. (x)	27,538	947,858
Speedway Motorsports, Inc.	10,700	185,752
Texas Roadhouse, Inc.	39,618	2,595,374
Wingstop, Inc.	16,600	865,192
Zoe’s Kitchen, Inc. (x)*	200	1,952

		39,293,533

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.5%)
AV Homes, Inc.*	6,800	$145,520
Bassett Furniture Industries, Inc.	5,100	140,505
Beazer Homes USA, Inc.*	18,100	266,975
Cavco Industries, Inc.*	4,900	1,017,485
Century Communities, Inc.*	8,700	274,485
Ethan Allen Interiors, Inc.	14,154	346,773
Flexsteel Industries, Inc.	3,200	127,680
GoPro, Inc., Class A (x)*	57,100	367,724
Green Brick Partners, Inc.*	13,500	132,300
Hamilton Beach Brands Holding Co., Class A	4,800	139,440
Helen of Troy Ltd.*	16,498	1,624,228
Hooker Furniture Corp.	6,500	304,850
Hovnanian Enterprises, Inc., Class A*	20,900	34,067
Installed Building Products, Inc.*	11,100	627,705
iRobot Corp. (x)*	15,900	1,204,743
KB Home	47,900	1,304,796
La-Z-Boy, Inc.	28,209	863,195
LGI Homes, Inc. (x)*	8,900	513,797
Lifetime Brands, Inc.	6,000	75,900
M/I Homes, Inc.*	12,300	325,704
M.D.C. Holdings, Inc.	25,785	793,404
Meritage Homes Corp.*	21,939	964,219
PICO Holdings, Inc.*	10,700	124,655
Roku, Inc. (x)*	24,200	1,031,404
Skyline Champion Corp. (x)	1,100	38,544
Taylor Morrison Home Corp., Class A*	61,800	1,284,204
TopBuild Corp.*	21,800	1,707,813
TRI Pointe Group, Inc.*	85,601	1,400,432
Tupperware Brands Corp.	28,700	1,183,588
Universal Electronics, Inc.*	8,100	267,705
William Lyon Homes, Class A*	11,900	276,080
ZAGG, Inc.*	15,800	273,340

		19,183,260

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	14,700	184,485
Duluth Holdings, Inc., Class B (x)*	8,400	199,836
Fluent, Inc. (x)*	200	490
Groupon, Inc.*	246,300	1,059,090
Lands’ End, Inc.*	8,000	223,200
Liberty Expedia Holdings, Inc., Class A*	30,400	1,335,776
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	679,420
Nutrisystem, Inc.	16,600	639,100
Overstock.com, Inc. (x)*	8,500	286,025
PetMed Express, Inc. (x)	11,400	502,170
Shutterfly, Inc.*	19,497	1,755,315

		6,864,907

Leisure Products (0.3%)
Acushnet Holdings Corp.	12,900	315,534
American Outdoor Brands Corp. (x)*	29,835	358,915
Callaway Golf Co.	52,763	1,000,914
Johnson Outdoors, Inc., Class A	3,300	278,949
Malibu Boats, Inc., Class A*	8,700	364,878
Marine Products Corp.	500	8,890
MCBC Holdings, Inc.*	1,500	43,425
Nautilus, Inc.*	16,300	255,910
Sturm Ruger & Co., Inc. (x)	10,600	593,600
Vista Outdoor, Inc.*	32,800	508,072

		3,729,087

Media (1.6%)
AMC Entertainment Holdings, Inc., Class A (x)	31,456	500,150
Central European Media Enterprises Ltd., Class A*	42,200	175,130
Clear Channel Outdoor Holdings, Inc., Class A	1,100	4,730
Daily Journal Corp. (x)*	500	115,100
Emerald Expositions Events, Inc.	2,000	41,200
Entercom Communications Corp., Class A (x)	71,600	540,580
Entravision Communications Corp., Class A	32,600	163,000
Eros International plc*	14,100	183,300
EW Scripps Co. (The), Class A	34,312	459,438
Gannett Co., Inc.	66,500	711,550
Gray Television, Inc.*	35,600	562,480
Hemisphere Media Group, Inc.*	4,600	60,260
IMAX Corp.*	34,100	755,315
Liberty Latin America Ltd., Class A*	24,300	464,616
Liberty Latin America Ltd., Class C*	63,500	1,230,630
Liberty Media Corp.-Liberty Braves, Class A*	6,400	164,544
Liberty Media Corp.-Liberty Braves, Class C*	18,100	468,066
LiveXLive Media, Inc. (x)*	2,400	13,848
Loral Space & Communications, Inc.*	6,896	259,290
Marcus Corp. (The)	9,500	308,750
MDC Partners, Inc., Class A*	31,500	144,900
Meredith Corp. (x)	21,500	1,096,500
MSG Networks, Inc., Class A*	33,700	807,115
National CineMedia, Inc.	38,023	319,393
New Media Investment Group, Inc.	25,900	478,632
New York Times Co. (The), Class A (x)	71,400	1,849,260
Nexstar Media Group, Inc., Class A	24,906	1,828,100
Reading International, Inc., Class A*	9,100	145,145
Saga Communications, Inc., Class A	2,000	77,000
Scholastic Corp.	14,860	658,447
Sinclair Broadcast Group, Inc., Class A	42,600	1,369,590
TEGNA, Inc.	121,100	1,313,935

See Notes to Financial Statements.

1212

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
tronc, Inc.*	15,300	$264,384
WideOpenWest, Inc.*	4,900	47,334
World Wrestling Entertainment, Inc., Class A (x)	23,600	1,718,552

		19,300,264

Multiline Retail (0.3%)
Big Lots, Inc.	25,600	1,069,568
Dillard’s, Inc., Class A (x)	8,700	822,150
JC Penney Co., Inc. (x)*	177,700	415,818
Ollie’s Bargain Outlet Holdings, Inc.*	27,300	1,979,250

		4,286,786

Specialty Retail (2.9%)
Aaron’s, Inc.	37,200	1,616,340
Abercrombie & Fitch Co., Class A	39,300	962,064
American Eagle Outfitters, Inc.	94,800	2,204,100
America’s Car-Mart, Inc.*	2,900	179,510
Asbury Automotive Group, Inc.*	11,442	784,349
Ascena Retail Group, Inc.*	97,562	388,785
At Home Group, Inc.*	14,800	579,420
Barnes & Noble Education, Inc.*	19,975	112,659
Barnes & Noble, Inc.	18,800	119,380
Bed Bath & Beyond, Inc. (x)	75,100	1,496,368
Boot Barn Holdings, Inc.*	7,400	153,550
Buckle, Inc. (The) (x)	11,389	306,364
Caleres, Inc.	27,663	951,331
Camping World Holdings, Inc., Class A (x)	17,700	442,146
Carvana Co. (x)*	15,900	661,440
Cato Corp. (The), Class A	13,323	328,012
Chico’s FAS, Inc.	80,900	658,526
Children’s Place, Inc. (The)	11,390	1,375,912
Citi Trends, Inc.	5,200	142,688
Conn’s, Inc. (x)*	7,400	244,200
Container Store Group, Inc. (The)*	9,600	80,736
DSW, Inc., Class A	38,100	983,742
Express, Inc.*	41,100	376,065
Five Below, Inc.*	31,305	3,058,811
Francesca’s Holdings Corp.*	4,000	30,200
GameStop Corp., Class A (x)	56,000	815,920
Genesco, Inc.*	12,357	490,573
Group 1 Automotive, Inc.	11,937	752,031
Guess?, Inc.	35,400	757,560
Haverty Furniture Cos., Inc.	12,200	263,520
Hibbett Sports, Inc. (x)*	13,155	301,250
Hudson Ltd., Class A*	22,200	388,278
Kirkland’s, Inc.*	7,300	84,972
Lithia Motors, Inc., Class A	13,600	1,286,152
Lumber Liquidators Holdings, Inc.*	15,976	389,016
MarineMax, Inc.*	14,200	269,090
Monro, Inc. (x)	17,604	1,022,792
Murphy USA, Inc.*	17,400	1,292,646
National Vision Holdings, Inc.*	18,992	694,537
Office Depot, Inc.	313,000	798,150
Party City Holdco, Inc. (x)*	14,200	216,550
Pier 1 Imports, Inc.	24,156	57,491
Rent-A-Center, Inc. (x)*	21,103	310,636
RH (x)*	11,443	1,598,587
Sally Beauty Holdings, Inc. (x)*	68,400	1,096,452
Shoe Carnival, Inc.	4,700	152,515
Signet Jewelers Ltd.	33,000	1,839,750
Sleep Number Corp.*	24,800	719,696
Sonic Automotive, Inc., Class A	12,325	253,895
Tailored Brands, Inc. (x)	29,451	751,590
Tile Shop Holdings, Inc.	12,000	92,400
Tilly’s, Inc., Class A	5,900	89,385
Winmark Corp.	1,200	178,140
Zumiez, Inc.*	12,700	318,135

		35,518,407

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	42,834	754,307
Culp, Inc.	5,800	142,390
Deckers Outdoor Corp.*	19,500	2,201,354
Fossil Group, Inc. (x)*	23,700	636,819
G-III Apparel Group Ltd.*	24,200	1,074,480
Movado Group, Inc.	9,000	434,700
Oxford Industries, Inc.	8,700	721,926
Perry Ellis International, Inc.*	7,200	195,624
Steven Madden Ltd.	35,340	1,876,554
Unifi, Inc.*	9,000	285,300
Vera Bradley, Inc.*	18,100	254,124
Wolverine World Wide, Inc.	55,580	1,932,517

		10,510,095

Total Consumer Discretionary		163,870,611

Consumer Staples (2.8%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,974	1,490,708
Castle Brands, Inc.*	2,800	3,332
Celsius Holdings, Inc. (x)*	1,200	5,520
Coca-Cola Bottling Co. Consolidated	2,600	351,338
Craft Brew Alliance, Inc.*	6,700	138,355
MGP Ingredients, Inc.	7,100	630,551
National Beverage Corp.*	6,700	716,230
Primo Water Corp.*	15,000	262,350

		3,598,384

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,409	561,188
Chefs’ Warehouse, Inc. (The)*	9,000	256,500
Ingles Markets, Inc., Class A	7,400	235,320
Natural Grocers by Vitamin Cottage, Inc. (x)*	11,100	141,414
Performance Food Group Co.*	56,900	2,088,231
PriceSmart, Inc.	11,452	1,036,406
Rite Aid Corp. (x)*	587,900	1,017,067
Smart & Final Stores, Inc.*	15,800	87,690
SpartanNash Co.	20,870	532,602
SUPERVALU, Inc. (x)*	21,300	437,076
United Natural Foods, Inc.*	28,488	1,215,298
Village Super Market, Inc., Class A	5,000	147,300

See Notes to Financial Statements.

1213

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	4,451	$237,416

		7,993,508

Food Products (1.1%)
Alico, Inc.	700	22,190
B&G Foods, Inc. (x)	37,700	1,127,230
Calavo Growers, Inc. (x)	8,900	855,735
Cal-Maine Foods, Inc.*	17,384	797,056
Darling Ingredients, Inc.*	94,299	1,874,664
Dean Foods Co.	53,900	566,489
Farmer Brothers Co.*	5,217	159,379
Fresh Del Monte Produce, Inc.	18,504	824,353
Freshpet, Inc.*	13,100	359,595
Hostess Brands, Inc.*	45,800	622,880
J&J Snack Foods Corp.	8,603	1,311,699
John B Sanfilippo & Son, Inc.	4,200	312,690
Lancaster Colony Corp.	10,737	1,486,216
Landec Corp.*	15,400	229,460
Limoneira Co.	7,100	174,731
Sanderson Farms, Inc.	11,493	1,208,489
Seneca Foods Corp., Class A*	6,100	164,700
Simply Good Foods Co. (The)*	33,700	486,628
Tootsie Roll Industries, Inc. (x)	15,356	473,733

		13,057,917

Household Products (0.3%)
Central Garden & Pet Co.*	6,400	278,272
Central Garden & Pet Co., Class A*	19,233	778,360
HRG Group, Inc.*	67,100	878,339
Oil-Dri Corp. of America	3,200	134,848
WD-40 Co.	8,227	1,203,198

		3,273,017

Personal Products (0.3%)
Edgewell Personal Care Co.*	30,100	1,518,846
elf Beauty, Inc. (x)*	11,400	173,736
Inter Parfums, Inc.	9,100	486,850
Medifast, Inc.	6,000	960,960
Natural Health Trends Corp. (x)	7,500	187,650
Nature’s Sunshine Products, Inc.*	600	5,610
Revlon, Inc., Class A (x)*	10,800	189,540
USANA Health Sciences, Inc.*	7,000	807,100

		4,330,292

Tobacco (0.2%)
22nd Century Group, Inc. (x)*	13,500	33,210
Alliance One International, Inc.*	1,600	25,360
Turning Point Brands, Inc.	1,400	44,660
Universal Corp.	14,153	934,806
Vector Group Ltd. (x)	55,066	1,050,659

		2,088,695

Total Consumer Staples		34,341,813

Energy (4.9%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	71,000	852,000
Basic Energy Services, Inc.*	8,300	92,213
Bristow Group, Inc.*	30,480	430,073
C&J Energy Services, Inc.*	36,000	849,600
Cactus, Inc., Class A*	14,900	503,471
CARBO Ceramics, Inc. (x)*	13,400	122,878
Covia Holdings Corp.*	17,300	321,088
Dawson Geophysical Co.*	800	6,320
Diamond Offshore Drilling, Inc. (x)*	37,000	771,820
Dril-Quip, Inc.*	21,700	1,115,380
Era Group, Inc.*	13,200	170,940
Exterran Corp.*	18,400	460,736
Forum Energy Technologies, Inc.*	45,000	555,750
Frank’s International NV (x)	36,300	283,140
FTS International, Inc.*	5,200	74,048
Gulfmark Offshore, Inc.*	500	16,750
Helix Energy Solutions Group, Inc.*	79,400	661,402
Independence Contract Drilling, Inc.*	20,200	83,224
ION Geophysical Corp. (x)*	1,800	43,740
Keane Group, Inc. (x)*	20,200	276,134
Key Energy Services, Inc.*	2,200	35,728
Liberty Oilfield Services, Inc., Class A (x)*	6,800	127,296
Mammoth Energy Services, Inc.*	7,000	237,720
Matrix Service Co.*	17,100	313,785
McDermott International, Inc.*	101,613	1,996,696
Natural Gas Services Group, Inc.*	6,877	162,297
NCS Multistage Holdings, Inc. (x)*	4,900	71,197
Newpark Resources, Inc.*	47,602	516,482
Nine Energy Service, Inc.*	1,900	62,928
Noble Corp. plc*	139,900	885,567
Nuverra Environmental Solutions, Inc.*	300	3,600
Ocean Rig UDW, Inc., Class A (x)*	30,500	899,140
Oceaneering International, Inc.	55,200	1,405,392
Oil States International, Inc.*	29,100	934,110
PHI, Inc. (Non-Voting)*	9,300	94,581
Pioneer Energy Services Corp.*	45,500	266,175
Profire Energy, Inc.*	6,500	21,970
ProPetro Holding Corp.*	31,800	498,624
Quintana Energy Services, Inc.*	600	5,082
RigNet, Inc.*	9,900	101,970
Rowan Cos. plc, Class A*	66,800	1,083,496
SEACOR Holdings, Inc.*	9,200	526,884
SEACOR Marine Holdings, Inc.*	14,649	338,245
Select Energy Services, Inc., Class A*	12,400	180,172
Smart Sand, Inc. (x)*	27,500	146,025
Solaris Oilfield Infrastructure, Inc., Class A (x)*	8,600	122,894
Superior Energy Services, Inc.*	87,200	849,328
TETRA Technologies, Inc.*	80,061	356,271
Tidewater, Inc. (x)*	13,400	387,662
Unit Corp.*	28,500	728,460
US Silica Holdings, Inc.	53,200	1,366,708

		22,417,192

See Notes to Financial Statements.

1214

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (3.1%)
Abraxas Petroleum Corp.*	90,900	$262,701
Adams Resources & Energy, Inc.	100	4,300
Alta Mesa Resources, Inc. (x)*	11,200	76,272
Amyris, Inc.*	6,000	38,340
Approach Resources, Inc. (x)*	14,200	34,648
Arch Coal, Inc., Class A	12,600	988,218
Ardmore Shipping Corp.*	17,500	143,500
Bonanza Creek Energy, Inc.*	11,600	439,292
California Resources Corp. (x)*	25,200	1,145,088
Callon Petroleum Co.*	143,621	1,542,490
Carrizo Oil & Gas, Inc.*	43,203	1,203,204
Clean Energy Fuels Corp.*	87,959	324,569
Cloud Peak Energy, Inc.*	17,200	60,028
CONSOL Energy, Inc.*	15,700	602,095
CVR Energy, Inc. (x)	14,000	517,860
Delek US Holdings, Inc.	46,447	2,330,245
Denbury Resources, Inc.*	198,900	956,709
DHT Holdings, Inc.	61,500	288,435
Dorian LPG Ltd.*	17,738	135,518
Earthstone Energy, Inc., Class A*	3,400	30,090
Eclipse Resources Corp.*	104,594	167,350
Energy Fuels, Inc.*	5,700	12,939
Energy XXI Gulf Coast, Inc.*	24,800	219,232
EP Energy Corp., Class A (x)*	57,300	171,900
Evolution Petroleum Corp.	17,600	173,360
Frontline Ltd. (x)*	41,200	240,608
GasLog Ltd. (x)	23,500	448,850
Golar LNG Ltd.	55,100	1,623,246
Goodrich Petroleum Corp.*	500	6,185
Green Plains, Inc.	21,700	397,110
Gulfport Energy Corp.*	97,600	1,226,832
Halcon Resources Corp. (x)*	73,500	322,665
Hallador Energy Co.	2,000	14,280
HighPoint Resources Corp.*	61,902	376,364
International Seaways, Inc.*	25,466	589,283
Isramco, Inc.*	1,321	162,351
Jagged Peak Energy, Inc. (x)*	26,200	341,124
Jura Energy Corp.*	690	34
Laredo Petroleum, Inc. (x)*	86,900	835,978
Lilis Energy, Inc. (x)*	10,700	55,640
Matador Resources Co.*	51,100	1,535,555
Midstates Petroleum Co., Inc.*	2,500	34,025
NACCO Industries, Inc., Class A	2,400	81,000
NextDecade Corp. (x)*	700	4,788
Nordic American Tankers Ltd. (x)	46,101	123,551
Northern Oil and Gas, Inc.*	42,700	134,505
Oasis Petroleum, Inc.*	150,528	1,952,348
Overseas Shipholding Group, Inc., Class A*	18,300	71,004
Panhandle Oil and Gas, Inc., Class A	9,300	177,630
Par Pacific Holdings, Inc.*	17,600	305,888
PDC Energy, Inc.*	37,835	2,287,126
Peabody Energy Corp.	45,100	2,051,148
Penn Virginia Corp. (x)*	8,000	679,120
Renewable Energy Group, Inc.*	24,200	431,970
Resolute Energy Corp. (x)*	12,400	386,880
REX American Resources Corp.*	3,600	291,492
Ring Energy, Inc.*	23,700	299,094
Rosehill Resources, Inc. (x)*	700	5,684
Sanchez Energy Corp. (x)*	69,500	314,140
SandRidge Energy, Inc.*	19,900	353,026
Scorpio Tankers, Inc.	164,000	460,840
SemGroup Corp., Class A	38,200	970,280
Ship Finance International Ltd. (x)	61,305	916,510
SilverBow Resources, Inc.*	300	8,664
Southwestern Energy Co.*	329,400	1,745,820
SRC Energy, Inc.*	135,100	1,488,802
Talos Energy, Inc.*	10,900	350,217
Teekay Corp.	56,300	436,325
Teekay Tankers Ltd., Class A	98,757	115,546
Tellurian, Inc. (x)*	32,800	272,896
Ultra Petroleum Corp. (x)*	111,800	258,258
Uranium Energy Corp. (x)*	11,300	18,193
W&T Offshore, Inc.*	66,444	475,075
WildHorse Resource Development Corp.*	21,000	532,560
World Fuel Services Corp.	37,400	763,334
Zion Oil & Gas, Inc.*	5,400	21,897

		38,864,124

Total Energy		61,281,316

Financials (17.8%)
Banks (9.7%)
1st Constitution Bancorp	300	6,870
1st Source Corp.	9,072	484,717
Access National Corp.	9,197	263,034
ACNB Corp.	3,600	122,580
Allegiance Bancshares, Inc.*	6,400	277,440
American National Bankshares, Inc.	4,900	196,000
Ameris Bancorp	20,854	1,112,561
Ames National Corp.	5,550	171,218
Arrow Financial Corp.	7,110	258,804
Atlantic Capital Bancshares, Inc.*	10,700	210,255
Auburn National Bancorporation, Inc. (x)	100	4,961
Banc of California, Inc.	27,900	545,445
BancFirst Corp.	9,000	532,800
Bancorp, Inc. (The)*	29,900	312,754
BancorpSouth Bank	61,000	2,009,950
Bank of Commerce Holdings	500	6,375
Bank of Marin Bancorp	3,400	274,890
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,408,176
Bank of Princeton (The)*	300	9,975
Bankwell Financial Group, Inc.	3,800	122,170
Banner Corp.	23,000	1,382,990
Bar Harbor Bankshares	8,546	258,858
Baycom Corp.*	800	19,800
BCB Bancorp, Inc.	300	4,500
Berkshire Hills Bancorp, Inc.	28,094	1,140,616
Blue Hills Bancorp, Inc.	14,100	313,020

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Private Financial Holdings, Inc.	46,970	$746,823
Bridge Bancorp, Inc.	10,481	376,792
Brookline Bancorp, Inc.	39,977	743,572
Bryn Mawr Bank Corp.	9,280	429,664
BSB Bancorp, Inc.*	5,300	182,320
Business First Bancshares, Inc. (x)	800	21,080
Byline Bancorp, Inc.*	700	15,638
C&F Financial Corp.	2,200	137,610
Cadence Bancorp	26,300	759,281
Cambridge Bancorp	200	17,308
Camden National Corp.	8,750	399,963
Capital City Bank Group, Inc.	7,300	172,499
Capstar Financial Holdings, Inc.*	500	9,265
Carolina Financial Corp.	10,700	459,244
Cathay General Bancorp	41,947	1,698,434
CB Financial Services, Inc. (x)	200	6,880
CBTX, Inc. (x)	1,500	49,575
CenterState Bank Corp.	46,160	1,376,491
Central Pacific Financial Corp.	17,100	489,915
Central Valley Community Bancorp	6,000	126,960
Century Bancorp, Inc., Class A	1,900	145,160
Chemical Financial Corp.	44,794	2,493,681
Chemung Financial Corp.	400	20,044
Citizens & Northern Corp.	7,002	181,072
City Holding Co.	8,450	635,694
Civista Bancshares, Inc.	400	9,696
CNB Financial Corp.	8,600	258,516
CoBiz Financial, Inc.	21,321	457,975
Codorus Valley Bancorp, Inc.	5,686	174,446
Columbia Banking System, Inc.	40,955	1,675,060
Community Bank System, Inc.	28,102	1,659,985
Community Bankers Trust Corp.*	800	7,160
Community Financial Corp. (The)	300	10,608
Community Trust Bancorp, Inc.	8,725	435,814
ConnectOne Bancorp, Inc.	16,200	403,380
County Bancorp, Inc.	500	13,750
Customers Bancorp, Inc.*	14,900	422,862
CVB Financial Corp.	58,087	1,302,311
Eagle Bancorp, Inc.*	17,550	1,075,815
Enterprise Bancorp, Inc.	5,400	218,322
Enterprise Financial Services Corp.	12,495	674,105
Equity Bancshares, Inc., Class A*	5,100	211,548
Esquire Financial Holdings, Inc. (x)*	200	5,278
Evans Bancorp, Inc.	100	4,610
Farmers & Merchants Bancorp, Inc.	400	16,140
Farmers Capital Bank Corp.	4,300	224,030
Farmers National Banc Corp.	14,500	231,275
FB Financial Corp.	5,200	211,744
FCB Financial Holdings, Inc., Class A*	24,200	1,422,960
Fidelity D&D Bancorp, Inc. (x)	100	6,199
Fidelity Southern Corp.	10,800	274,428
Financial Institutions, Inc.	8,900	292,810
First Bancorp, Inc.	5,519	155,746
First Bancorp/NC	16,310	667,242
First Bancorp/PR*	125,900	963,135
First Bancshares, Inc. (The)	400	14,380
First Bank	500	6,950
First Busey Corp.	21,259	674,335
First Business Financial Services, Inc.	5,500	143,000
First Choice Bancorp (x)	500	15,280
First Commonwealth Financial Corp.	51,113	792,763
First Community Bancshares, Inc.	9,000	286,740
First Community Corp. (x)	300	7,530
First Connecticut Bancorp, Inc.	10,400	318,240
First Financial Bancorp	53,743	1,647,223
First Financial Bankshares, Inc. (x)	36,624	1,864,162
First Financial Corp.	6,000	272,100
First Financial Northwest, Inc.	1,700	33,184
First Foundation, Inc.*	15,100	279,954
First Guaranty Bancshares, Inc.	229	5,959
First Internet Bancorp	5,200	177,320
First Interstate BancSystem, Inc., Class A	18,327	773,399
First Merchants Corp.	27,600	1,280,640
First Mid-Illinois Bancshares, Inc.	5,200	204,360
First Midwest Bancorp, Inc.	65,868	1,677,658
First Northwest Bancorp*	6,800	108,596
First of Long Island Corp. (The)	12,275	305,034
First United Corp.	400	8,180
Flushing Financial Corp.	15,942	416,086
FNB Bancorp	200	7,334
Franklin Financial Network, Inc.*	7,800	293,280
Fulton Financial Corp.	99,800	1,646,700
German American Bancorp, Inc.	12,150	435,578
Glacier Bancorp, Inc.	53,014	2,050,582
Great Southern Bancorp, Inc.	6,130	350,636
Great Western Bancorp, Inc.	33,400	1,402,466
Green Bancorp, Inc.	13,000	280,800
Guaranty Bancorp	21,900	652,620
Guaranty Bancshares, Inc.	100	3,294
Hancock Whitney Corp.	48,486	2,261,872
Hanmi Financial Corp.	18,000	510,300
HarborOne Bancorp, Inc.*	9,200	174,248
Heartland Financial USA, Inc.	20,100	1,102,485
Heritage Commerce Corp.	16,500	280,335
Heritage Financial Corp.	17,362	605,066
Hilltop Holdings, Inc.	42,000	926,940
Home BancShares, Inc.	97,101	2,190,599
HomeTrust Bancshares, Inc.*	10,100	284,315
Hope Bancorp, Inc.	73,614	1,312,538
Horizon Bancorp, Inc.	16,950	350,696
Howard Bancorp, Inc.*	900	16,200
IBERIABANK Corp.	33,985	2,576,062
Independent Bank Corp./MA	14,886	1,167,062
Independent Bank Corp./MI	11,700	298,350

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Group, Inc.	15,500	$1,035,400
International Bancshares Corp.	31,390	1,343,492
Investar Holding Corp.	200	5,530
Investors Bancorp, Inc.	139,840	1,788,554
Lakeland Bancorp, Inc.	23,635	469,155
Lakeland Financial Corp.	13,800	665,022
LCNB Corp.	5,700	112,290
LegacyTexas Financial Group, Inc.	25,560	997,351
Level One Bancorp, Inc.	300	8,154
Live Oak Bancshares, Inc.	21,500	658,975
Macatawa Bank Corp.	16,700	202,738
MB Financial, Inc.	51,151	2,388,751
MBT Financial Corp.	11,800	125,670
Mercantile Bank Corp.	8,900	328,944
Metropolitan Bank Holding Corp.*	700	36,736
Mid Penn Bancorp, Inc. (x)	100	3,490
Middlefield Banc Corp.	200	10,140
Midland States Bancorp, Inc.	11,800	404,268
MidSouth Bancorp, Inc.	300	3,975
MidWestOne Financial Group, Inc.	5,000	168,900
MutualFirst Financial, Inc.	3,400	128,350
MVB Financial Corp.	200	3,610
National Bank Holdings Corp., Class A	13,800	532,542
National Bankshares, Inc.	4,000	185,600
National Commerce Corp.*	8,300	384,290
NBT Bancorp, Inc.	24,582	937,803
Nicolet Bankshares, Inc.*	2,500	137,775
Northeast Bancorp	200	4,360
Northrim Bancorp, Inc.	4,800	189,840
Norwood Financial Corp.	200	7,204
Oak Valley Bancorp (x)	200	4,574
OFG Bancorp	22,700	318,935
Ohio Valley Banc Corp.	200	10,490
Old Line Bancshares, Inc.	5,900	205,969
Old National Bancorp	98,605	1,834,053
Old Second Bancorp, Inc.	17,800	256,320
Opus Bank	10,900	312,830
Origin Bancorp, Inc.	1,200	49,128
Orrstown Financial Services, Inc.	900	23,400
Pacific Mercantile Bancorp*	2,500	24,375
Pacific Premier Bancorp, Inc.*	25,493	972,558
Park National Corp.	7,648	852,140
Parke Bancorp, Inc.	300	7,095
Peapack Gladstone Financial Corp.	9,000	311,310
Penns Woods Bancorp, Inc.	3,400	152,252
Peoples Bancorp of North Carolina, Inc.	220	7,047
Peoples Bancorp, Inc.	9,220	348,332
Peoples Financial Services Corp. (x)	4,000	188,080
People’s Utah Bancorp	7,600	271,320
Preferred Bank	7,000	430,220
Premier Financial Bancorp, Inc.	7,612	142,116
QCR Holdings, Inc.	6,800	322,660
RBB Bancorp	600	19,272
Reliant Bancorp, Inc.	300	8,415
Renasant Corp.	24,681	1,123,479
Republic Bancorp, Inc., Class A	5,400	244,620
Republic First Bancorp, Inc.*	29,800	233,930
S&T Bancorp, Inc.	20,325	878,853
Sandy Spring Bancorp, Inc.	18,648	764,755
SB One Bancorp (x)	500	14,850
Seacoast Banking Corp. of Florida*	32,100	1,013,718
Select Bancorp, Inc.*	300	4,041
ServisFirst Bancshares, Inc.	25,200	1,051,596
Shore Bancshares, Inc.	8,500	161,670
Sierra Bancorp	6,466	182,600
Simmons First National Corp., Class A	50,528	1,510,787
SmartFinancial, Inc.*	400	10,304
South State Corp.	20,052	1,729,485
Southern First Bancshares, Inc.*	4,000	176,800
Southern National Bancorp of Virginia, Inc.	7,400	132,016
Southside Bancshares, Inc.	16,089	541,878
Spirit of Texas Bancshares, Inc.*	700	14,420
State Bank Financial Corp.	23,200	774,880
Stock Yards Bancorp, Inc.	12,150	463,523
Summit Financial Group, Inc.	5,200	139,568
Tompkins Financial Corp.	8,300	712,804
Towne Bank	43,621	1,400,234
TriCo Bancshares	13,016	487,449
TriState Capital Holdings, Inc.*	12,600	328,860
Triumph Bancorp, Inc.*	18,500	753,875
Trustmark Corp.	38,680	1,262,128
UMB Financial Corp.	25,418	1,937,614
Union Bankshares Corp.	36,577	1,422,114
Union Bankshares, Inc.	2,100	108,990
United Bankshares, Inc.	63,173	2,299,497
United Community Banks, Inc.	51,100	1,567,237
Unity Bancorp, Inc.	100	2,275
Univest Corp. of Pennsylvania	14,525	399,438
Valley National Bancorp	198,446	2,413,102
Veritex Holdings, Inc.*	13,000	403,910
Washington Trust Bancorp, Inc.	9,900	575,190
WesBanco, Inc.	22,779	1,025,966
West Bancorporation, Inc.	9,300	233,895
Westamerica Bancorp (x)	14,174	800,973

		118,771,229

Capital Markets (1.4%)
Arlington Asset Investment Corp., Class A (x)	22,300	229,913
Artisan Partners Asset Management, Inc., Class A	25,500	768,825
Ashford, Inc.	100	6,480
Associated Capital Group, Inc., Class A	3,400	129,030
B. Riley Financial, Inc.	4,074	91,869
BrightSphere Investment Group plc	45,300	645,978
Cohen & Steers, Inc.	12,009	500,895
Cowen, Inc. (x)*	15,650	216,753
Diamond Hill Investment Group, Inc.	1,713	333,059

See Notes to Financial Statements.

1217

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Donnelley Financial Solutions, Inc.*	18,800	$326,556
Federated Investors, Inc., Class B	54,100	1,261,612
Financial Engines, Inc.	41,100	1,845,390
GAIN Capital Holdings, Inc. (x)	20,400	154,020
GAMCO Investors, Inc., Class A	5,800	155,208
Greenhill & Co., Inc.	15,900	451,560
Hamilton Lane, Inc., Class A	8,300	398,151
Houlihan Lokey, Inc.	16,700	855,374
INTL. FCStone, Inc.*	8,600	444,706
Investment Technology Group, Inc.	18,900	395,388
Ladenburg Thalmann Financial Services, Inc.	60,800	206,720
Moelis & Co., Class A	21,800	1,278,570
Oppenheimer Holdings, Inc., Class A	5,000	140,000
Piper Jaffray Cos.	8,300	637,855
PJT Partners, Inc., Class A	10,200	544,578
Pzena Investment Management, Inc., Class A	10,011	92,201
Safeguard Scientifics, Inc.*	10,900	139,520
Siebert Financial Corp.*	300	3,126
Silvercrest Asset Management Group, Inc., Class A	200	3,260
Stifel Financial Corp.	43,586	2,277,368
Virtus Investment Partners, Inc.	5,978	764,885
Waddell & Reed Financial, Inc., Class A	44,900	806,853
Westwood Holdings Group, Inc.	4,597	273,705
WisdomTree Investments, Inc.	68,000	617,440

		16,996,848

Consumer Finance (0.7%)
Curo Group Holdings Corp.*	2,200	54,890
Elevate Credit, Inc.*	1,700	14,382
Encore Capital Group, Inc. (x)*	15,600	570,960
Enova International, Inc.*	19,213	702,235
EZCORP, Inc., Class A*	24,996	301,202
FirstCash, Inc.	27,335	2,456,050
Green Dot Corp., Class A*	25,500	1,871,445
LendingClub Corp.*	186,000	704,940
Nelnet, Inc., Class A	11,569	675,745
PRA Group, Inc.*	28,848	1,112,090
Regional Management Corp.*	5,700	199,614
World Acceptance Corp.*	3,481	386,426

		9,049,979

Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	17,381	427,746
Cannae Holdings, Inc.*	37,800	701,190
FGL Holdings*	79,200	664,488
Marlin Business Services Corp.	5,600	167,160
On Deck Capital, Inc.*	39,700	277,900
Tiptree, Inc.	13,500	91,800

		2,330,284

Insurance (2.6%)
Ambac Financial Group, Inc.*	25,900	514,115
American Equity Investment Life Holding Co.	49,493	1,781,748
AMERISAFE, Inc.	10,900	629,475
AmTrust Financial Services, Inc.	48,800	711,016
Argo Group International Holdings Ltd.	18,985	1,103,978
Baldwin & Lyons, Inc., Class B	7,823	190,881
Citizens, Inc. (x)*	28,649	223,176
CNO Financial Group, Inc.	102,901	1,959,235
Crawford & Co., Class B	9,700	83,905
Donegal Group, Inc., Class A	10,144	138,060
eHealth, Inc.*	10,900	240,890
EMC Insurance Group, Inc.	5,900	163,902
Employers Holdings, Inc.	19,701	791,980
Enstar Group Ltd.*	6,488	1,344,962
FBL Financial Group, Inc., Class A	5,600	441,000
FedNat Holding Co.	10,400	239,928
Genworth Financial, Inc., Class A*	284,700	1,281,150
Global Indemnity Ltd.	5,000	194,900
Goosehead Insurance, Inc., Class A*	2,300	57,408
Greenlight Capital Re Ltd., Class A*	18,793	266,861
Hallmark Financial Services, Inc.*	2,400	23,952
HCI Group, Inc.	3,700	153,809
Health Insurance Innovations, Inc., Class A (x)*	11,900	384,965
Heritage Insurance Holdings, Inc. (x)	17,400	290,058
Horace Mann Educators Corp.	23,037	1,027,450
Independence Holding Co.	1,100	36,575
Infinity Property & Casualty Corp.	6,152	875,737
Investors Title Co.	900	166,194
James River Group Holdings Ltd.	12,800	502,912
Kemper Corp.	22,800	1,724,820
Kingstone Cos., Inc.	300	5,070
Kinsale Capital Group, Inc.	10,900	597,974
Maiden Holdings Ltd.	43,061	333,723
MBIA, Inc. (x)*	75,500	682,520
National General Holdings Corp.	34,400	905,752
National Western Life Group, Inc., Class A	1,300	399,438
Navigators Group, Inc. (The)	12,906	735,642
NI Holdings, Inc.*	600	10,170
Primerica, Inc.	26,600	2,649,360
ProAssurance Corp.	29,700	1,052,865
RLI Corp.	21,796	1,442,677
Safety Insurance Group, Inc.	8,275	706,685
Selective Insurance Group, Inc.	32,632	1,794,760
State Auto Financial Corp.	8,834	264,225
Stewart Information Services Corp.	12,627	543,845

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Third Point Reinsurance Ltd.*	51,900	$648,750
Trupanion, Inc. (x)*	11,800	455,480
United Fire Group, Inc.	12,364	673,962
United Insurance Holdings Corp.	15,200	297,616
Universal Insurance Holdings, Inc.	17,900	628,290
WMIH Corp.*	120,600	161,604

		32,535,450

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	291,245
Anworth Mortgage Asset Corp. (REIT)	54,911	272,908
Apollo Commercial Real Estate Finance, Inc. (REIT)	64,007	1,170,047
Arbor Realty Trust, Inc. (REIT)	14,700	153,321
Ares Commercial Real Estate Corp. (REIT)	14,500	200,245
ARMOUR Residential REIT, Inc. (REIT)	21,101	481,314
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	57,100	1,794,652
Capstead Mortgage Corp. (REIT)	54,837	490,791
Cherry Hill Mortgage Investment Corp. (REIT)	3,300	58,938
Colony Credit Real Estate, Inc. (REIT)	46,900	972,237
CYS Investments, Inc. (REIT)	85,675	642,563
Dynex Capital, Inc. (REIT)	28,100	183,493
Exantas Capital Corp. (REIT)	18,948	192,891
Granite Point Mortgage Trust, Inc. (REIT)	24,300	445,905
Great Ajax Corp. (REIT)	10,800	141,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	27,900	551,025
Invesco Mortgage Capital, Inc. (REIT)	64,594	1,027,045
KKR Real Estate Finance Trust, Inc. (REIT) (x)	900	17,802
Ladder Capital Corp. (REIT)	64,182	1,002,523
MTGE Investment Corp. (REIT)	26,374	516,930
New York Mortgage Trust, Inc. (REIT) (x)	63,100	379,231
Orchid Island Capital, Inc. (REIT) (x)	17,600	132,352
PennyMac Mortgage Investment Trust (REIT)	42,545	807,930
Redwood Trust, Inc. (REIT)	43,791	721,238
Sutherland Asset Management Corp. (REIT)	700	11,375
TPG RE Finance Trust, Inc. (REIT)	2,900	58,928
Western Asset Mortgage Capital Corp. (REIT)	18,900	196,938

		12,915,131

Thrifts & Mortgage Finance (2.2%)
BankFinancial Corp.	10,521	185,696
Beneficial Bancorp, Inc.	40,338	653,476
BofI Holding, Inc. (x)*	34,400	1,407,304
Bridgewater Bancshares, Inc.*	1,200	15,264
Capitol Federal Financial, Inc.	78,400	1,031,744
Charter Financial Corp.	9,800	236,670
Columbia Financial, Inc. (x)*	27,700	458,435
Dime Community Bancshares, Inc.	17,901	349,070
Entegra Financial Corp.*	100	2,930
ESSA Bancorp, Inc.	800	12,664
Essent Group Ltd.*	53,700	1,923,534
Federal Agricultural Mortgage Corp., Class C	4,300	384,764
First Defiance Financial Corp.	5,100	342,006
First Savings Financial Group, Inc.	100	7,349
Flagstar Bancorp, Inc.*	22,600	774,276
FS Bancorp, Inc.	200	12,650
Hingham Institution for Savings	900	197,730
Home Bancorp, Inc.	4,100	190,855
HomeStreet, Inc.*	14,700	396,165
Impac Mortgage Holdings, Inc.*	2,900	27,637
Kearny Financial Corp.	64,511	867,673
LendingTree, Inc. (x)*	4,300	919,340
Luther Burbank Corp.	900	10,355
Malvern Bancorp, Inc.*	100	2,435
Merchants Bancorp	1,300	37,089
Meridian Bancorp, Inc.	31,000	593,650
Meta Financial Group, Inc.	4,700	457,780
MGIC Investment Corp.*	212,087	2,273,572
Nationstar Mortgage Holdings, Inc.*	16,600	290,998
NMI Holdings, Inc., Class A*	49,200	801,960
Northfield Bancorp, Inc.	24,183	401,921
Northwest Bancshares, Inc.	55,110	958,363
OceanFirst Financial Corp.	33,479	1,003,031
Ocwen Financial Corp.*	133,100	527,076
OP Bancorp (x)*	600	7,632
Oritani Financial Corp.	22,150	358,830
PCSB Financial Corp.	500	9,935
PDL Community Bancorp (x)*	300	4,713
PennyMac Financial Services, Inc., Class A*	13,300	261,345
PHH Corp.*	29,115	316,189
Provident Bancorp, Inc.*	200	5,240
Provident Financial Services, Inc.	38,216	1,052,086
Prudential Bancorp, Inc.	200	3,860
Radian Group, Inc.	123,600	2,004,791
Riverview Bancorp, Inc.	600	5,064
SI Financial Group, Inc.	7,100	104,725
Southern Missouri Bancorp, Inc.	4,500	175,590
Sterling Bancorp, Inc.	1,000	13,360
Territorial Bancorp, Inc.	5,795	179,645
Timberland Bancorp, Inc.	300	11,202
TrustCo Bank Corp.	52,454	466,841
United Community Financial Corp.	26,400	290,136

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Financial Bancorp, Inc.	28,760	$503,875
Walker & Dunlop, Inc.	15,845	881,774
Washington Federal, Inc.	52,200	1,706,940
Waterstone Financial, Inc.	14,400	245,520
Western New England Bancorp, Inc.	16,000	176,000
WSFS Financial Corp.	17,400	927,420

		27,468,175

Total Financials		220,067,096

Health Care (15.4%)
Biotechnology (6.6%)
Abeona Therapeutics, Inc. (x)*	24,900	398,400
ACADIA Pharmaceuticals, Inc. (x)*	55,000	839,850
Acceleron Pharma, Inc.*	20,900	1,014,068
Achaogen, Inc. (x)*	24,000	207,840
Achillion Pharmaceuticals, Inc.*	43,100	121,973
Acorda Therapeutics, Inc.*	25,135	721,375
Adamas Pharmaceuticals, Inc. (x)*	7,800	201,474
ADMA Biologics, Inc. (x)*	3,000	13,530
Aduro Biotech, Inc.*	29,000	203,000
Adverum Biotechnologies, Inc. (x)*	5,400	28,620
Aeglea BioTherapeutics, Inc. (x)*	2,700	28,566
Agenus, Inc.*	70,000	158,900
Aimmune Therapeutics, Inc.*	24,200	650,738
Akebia Therapeutics, Inc.*	24,900	248,502
Albireo Pharma, Inc. (x)*	900	31,950
Alder Biopharmaceuticals, Inc.*	47,700	753,660
Aldeyra Therapeutics, Inc.*	1,000	7,950
Allena Pharmaceuticals, Inc.*	1,100	14,333
AMAG Pharmaceuticals, Inc. (x)*	19,200	374,400
Amicus Therapeutics, Inc. (x)*	105,700	1,651,034
AnaptysBio, Inc. (x)*	10,000	710,400
Apellis Pharmaceuticals, Inc.*	20,200	444,400
Arbutus Biopharma Corp.*	2,200	16,060
Arcus Biosciences, Inc.*	1,700	20,808
Ardelyx, Inc.*	36,400	134,680
Arena Pharmaceuticals, Inc.*	27,733	1,209,159
ArQule, Inc. (x)*	20,600	113,918
Array BioPharma, Inc.*	111,019	1,862,899
Arrowhead Pharmaceuticals, Inc. (x)*	48,600	660,960
Arsanis, Inc. (x)*	400	1,452
Atara Biotherapeutics, Inc. (x)*	22,700	834,225
Athenex, Inc. (x)*	23,500	438,510
Athersys, Inc. (x)*	76,300	150,311
Audentes Therapeutics, Inc.*	17,900	683,959
AVEO Pharmaceuticals, Inc. (x)*	13,200	29,832
Avid Bioservices, Inc.*	3,100	12,152
Bellicum Pharmaceuticals, Inc. (x)*	26,100	192,618
BioCryst Pharmaceuticals, Inc.*	49,200	281,916
Biohaven Pharmaceutical Holding Co. Ltd.*	15,300	604,656
BioSpecifics Technologies Corp.*	4,000	179,440
BioTime, Inc. (x)*	56,500	116,390
Blueprint Medicines Corp.*	22,200	1,409,256
Calithera Biosciences, Inc.*	18,100	90,500
Calyxt, Inc.*	2,900	54,143
Cara Therapeutics, Inc. (x)*	25,400	486,410
CareDx, Inc. (x)*	5,900	72,216
CASI Pharmaceuticals, Inc. (x)*	4,000	32,920
Catalyst Biosciences, Inc. (x)*	8,500	99,195
Catalyst Pharmaceuticals, Inc.*	19,800	61,776
Celcuity, Inc.*	400	9,928
Cellular Biomedicine Group, Inc.*	400	7,820
ChemoCentryx, Inc. (x)*	24,400	321,348
Chimerix, Inc.*	37,000	176,120
Clovis Oncology, Inc.*	24,700	1,123,109
Cohbar, Inc. (m)(x)*	2,900	18,995
Coherus Biosciences, Inc.*	41,300	578,200
Concert Pharmaceuticals, Inc.*	13,900	233,937
Corbus Pharmaceuticals Holdings, Inc. (x)*	13,900	70,195
Corvus Pharmaceuticals, Inc.*	14,200	155,916
CTI BioPharma Corp.*	3,000	14,940
Cue Biopharma, Inc.*	700	8,302
Cytokinetics, Inc.*	25,200	209,160
CytomX Therapeutics, Inc.*	29,300	669,798
Deciphera Pharmaceuticals, Inc.*	5,400	212,490
Denali Therapeutics, Inc.*	5,200	79,300
Dicerna Pharmaceuticals, Inc. (x)*	4,200	51,450
Dynavax Technologies Corp. (x)*	36,850	561,963
Eagle Pharmaceuticals, Inc.*	4,800	363,168
Editas Medicine, Inc. (x)*	25,500	913,665
Emergent BioSolutions, Inc.*	24,800	1,252,152
Enanta Pharmaceuticals, Inc.*	8,800	1,019,920
Epizyme, Inc.*	45,600	617,880
Esperion Therapeutics, Inc. (x)*	12,800	501,632
Evelo Biosciences, Inc.*	1,200	14,160
Fate Therapeutics, Inc. (x)*	12,800	145,152
Fennec Pharmaceuticals, Inc.*	1,000	10,440
FibroGen, Inc.*	40,400	2,529,040
Five Prime Therapeutics, Inc.*	19,200	303,552
Flexion Therapeutics, Inc. (x)*	28,000	723,800
Fortress Biotech, Inc.*	9,800	29,204
Foundation Medicine, Inc.*	10,500	1,435,350
G1 Therapeutics, Inc.*	11,400	495,444
Genomic Health, Inc.*	10,312	519,725
Geron Corp. (x)*	134,611	461,716
Global Blood Therapeutics, Inc.*	27,900	1,261,080
GlycoMimetics, Inc.*	5,200	83,876
GTx, Inc. (x)*	1,200	18,372
Halozyme Therapeutics, Inc.*	82,135	1,385,617
Heron Therapeutics, Inc.*	35,600	1,383,060

See Notes to Financial Statements.

1220

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Homology Medicines, Inc. (x)*	1,600	$32,640
Idera Pharmaceuticals, Inc.*	75,500	99,660
Immune Design Corp.*	14,000	63,700
ImmunoGen, Inc.*	89,168	867,605
Immunomedics, Inc. (x)*	73,600	1,742,112
Inovio Pharmaceuticals, Inc. (x)*	48,800	191,296
Insmed, Inc.*	42,200	998,030
Insys Therapeutics, Inc. (x)*	36,100	261,364
Intellia Therapeutics, Inc. (x)*	26,700	730,512
Intercept Pharmaceuticals, Inc. (x)*	12,200	1,023,702
Intrexon Corp. (x)*	38,800	540,872
Invitae Corp. (x)*	30,300	222,705
Iovance Biotherapeutics, Inc.*	65,900	843,520
Ironwood Pharmaceuticals, Inc.*	74,200	1,418,704
Jounce Therapeutics, Inc. (x)*	22,900	175,414
Kadmon Holdings, Inc.*	9,600	38,304
Karyopharm Therapeutics, Inc.*	23,500	399,265
Keryx Biopharmaceuticals, Inc. (x)*	51,000	191,760
Kindred Biosciences, Inc.*	4,900	52,185
Kura Oncology, Inc.*	9,500	172,900
La Jolla Pharmaceutical Co. (x)*	12,000	350,040
Lexicon Pharmaceuticals, Inc. (x)*	23,911	286,932
Ligand Pharmaceuticals, Inc.*	12,826	2,657,161
Loxo Oncology, Inc.*	14,800	2,567,504
MacroGenics, Inc.*	18,300	377,895
Madrigal Pharmaceuticals, Inc. (x)*	3,200	895,008
MannKind Corp. (x)*	19,300	36,670
MediciNova, Inc. (x)*	5,700	45,372
Mersana Therapeutics, Inc. (x)*	2,800	50,008
MiMedx Group, Inc. (x)*	57,000	364,230
Minerva Neurosciences, Inc.*	21,100	174,075
Miragen Therapeutics, Inc.*	2,700	17,307
Mirati Therapeutics, Inc.*	10,100	497,930
Molecular Templates, Inc. (x)*	700	3,661
Momenta Pharmaceuticals, Inc.*	54,428	1,113,053
Mustang Bio, Inc.*	800	5,512
Myriad Genetics, Inc.*	39,200	1,464,904
NantKwest, Inc. (x)*	38,800	118,728
Natera, Inc.*	19,300	363,226
NewLink Genetics Corp. (x)*	35,400	168,504
Novavax, Inc. (x)*	146,259	195,987
Nymox Pharmaceutical Corp.*	3,600	12,096
OPKO Health, Inc. (x)*	179,600	844,120
Organovo Holdings, Inc. (x)*	83,950	117,530
Ovid therapeutics, Inc.*	1,700	13,260
Palatin Technologies, Inc. (x)*	19,800	19,202
PDL BioPharma, Inc.*	111,727	261,441
Pfenex, Inc. (x)*	2,300	12,443
Pieris Pharmaceuticals, Inc.*	16,500	83,655
PolarityTE, Inc. (x)*	9,000	211,860
Portola Pharmaceuticals, Inc. (x)*	36,400	1,374,828
Progenics Pharmaceuticals, Inc.*	39,900	320,796
Proteostasis Therapeutics, Inc.*	10,700	29,853
Prothena Corp. plc (x)*	25,700	374,706
PTC Therapeutics, Inc.*	25,300	853,369
Puma Biotechnology, Inc.*	16,000	946,400
Ra Pharmaceuticals, Inc.*	11,700	116,415
Radius Health, Inc. (x)*	25,500	751,485
Recro Pharma, Inc.*	10,800	54,216
REGENXBIO, Inc.*	16,000	1,148,000
Repligen Corp.*	27,800	1,307,712
Retrophin, Inc.*	19,700	537,022
Rhythm Pharmaceuticals, Inc.*	2,100	65,646
Rigel Pharmaceuticals, Inc.*	104,540	295,848
Rocket Pharmaceuticals, Inc. (x)*	3,300	64,779
Sangamo Therapeutics, Inc. (x)*	56,600	803,720
Savara, Inc.*	3,100	35,092
Selecta Biosciences, Inc. (x)*	6,300	83,475
Seres Therapeutics, Inc. (x)*	19,800	170,280
Solid Biosciences, Inc. (x)*	4,600	163,898
Sorrento Therapeutics, Inc. (x)*	17,300	124,560
Spark Therapeutics, Inc. (x)*	20,269	1,677,462
Spectrum Pharmaceuticals, Inc.*	55,265	1,158,354
Spero Therapeutics, Inc.*	800	11,736
Spring Bank Pharmaceuticals, Inc. (x)*	300	3,555
Stemline Therapeutics, Inc.*	16,200	260,010
Surface Oncology, Inc.*	2,500	40,775
Syndax Pharmaceuticals, Inc. (x)*	10,000	70,200
Synergy Pharmaceuticals, Inc. (x)*	55,100	95,874
Synlogic, Inc. (x)*	1,300	12,779
Syros Pharmaceuticals, Inc.*	6,000	61,260
T2 Biosystems, Inc. (x)*	14,500	112,230
TG Therapeutics, Inc. (x)*	27,800	365,570
Tocagen, Inc. (x)*	3,400	31,756
Tyme Technologies, Inc. (x)*	3,200	10,112
Ultragenyx Pharmaceutical, Inc.*	26,300	2,021,681
UNITY Biotechnology, Inc. (x)*	1,700	25,602
Unum Therapeutics, Inc.*	3,500	50,225
Vanda Pharmaceuticals, Inc.*	34,600	659,130
Veracyte, Inc.*	8,700	81,258
Verastem, Inc. (x)*	39,700	273,136
Vericel Corp.*	13,500	130,950
Viking Therapeutics, Inc. (x)*	31,000	294,190
Vital Therapies, Inc. (x)*	3,100	21,235
Voyager Therapeutics, Inc. (x)*	15,100	295,054
Xencor, Inc.*	23,800	880,838
XOMA Corp. (x)*	1,500	31,320
Zafgen, Inc.*	1,100	11,253
ZIOPHARM Oncology, Inc. (x)*	89,225	269,460

		80,620,969

See Notes to Financial Statements.

1221

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	12,912	$1,071,825
Accuray, Inc.*	53,447	219,133
AngioDynamics, Inc.*	16,200	360,288
Anika Therapeutics, Inc.*	11,100	355,200
Antares Pharma, Inc. (x)*	43,300	111,714
AtriCure, Inc.*	16,500	446,325
Atrion Corp.	800	479,520
AxoGen, Inc.*	22,400	1,125,600
Cardiovascular Systems, Inc.*	18,300	591,822
Cerus Corp.*	67,100	447,557
CONMED Corp.	15,787	1,155,608
CryoLife, Inc.*	18,068	503,194
CryoPort, Inc. (x)*	6,600	104,148
Cutera, Inc.*	9,100	366,730
CytoSorbents Corp.*	3,200	36,480
Endologix, Inc.*	53,200	301,112
FONAR Corp.*	1,300	34,515
GenMark Diagnostics, Inc.*	25,700	163,966
Glaukos Corp. (x)*	16,400	666,496
Globus Medical, Inc., Class A*	40,200	2,028,492
Haemonetics Corp.*	29,408	2,637,310
Halyard Health, Inc.*	26,300	1,505,675
Helius Medical Technologies, Inc. (x)*	1,100	10,472
Heska Corp.*	3,200	332,128
Inogen, Inc.*	9,400	1,751,502
Integer Holdings Corp.*	17,518	1,132,539
IntriCon Corp. (x)*	1,300	52,390
Invacare Corp.	18,200	338,520
iRadimed Corp.*	300	6,225
iRhythm Technologies, Inc.*	13,300	1,079,029
K2M Group Holdings, Inc.*	23,200	522,000
Lantheus Holdings, Inc.*	15,600	226,980
LeMaitre Vascular, Inc.	9,200	308,016
LivaNova plc*	27,800	2,774,997
Meridian Bioscience, Inc.	25,677	408,264
Merit Medical Systems, Inc.*	33,607	1,720,678
Natus Medical, Inc.*	19,400	669,300
Neogen Corp.*	27,822	2,231,046
Nevro Corp.*	15,900	1,269,615
Novocure Ltd.*	40,100	1,255,130
NuVasive, Inc.*	28,409	1,480,677
Nuvectra Corp.*	1,600	32,848
NxStage Medical, Inc.*	35,350	986,265
OraSure Technologies, Inc.*	31,086	511,986
Orthofix International NV*	10,000	568,200
OrthoPediatrics Corp.*	1,000	26,640
Oxford Immunotec Global plc*	15,500	199,795
Pulse Biosciences, Inc. (x)*	7,700	116,578
Quidel Corp.*	18,300	1,216,950
Rockwell Medical, Inc. (x)*	37,800	186,354
RTI Surgical, Inc.*	38,749	178,245
SeaSpine Holdings Corp.*	600	7,572
Senseonics Holdings, Inc. (x)*	17,300	71,103
Sientra, Inc.*	9,000	175,590
STAAR Surgical Co.*	23,200	719,200
Surmodics, Inc.*	7,821	431,719
Tactile Systems Technology, Inc.*	8,700	452,400
Tandem Diabetes Care, Inc. (x)*	24,900	548,298
TransEnterix, Inc. (x)*	68,100	296,916
Utah Medical Products, Inc.	2,500	275,375
Varex Imaging Corp.*	21,600	801,144
ViewRay, Inc. (x)*	40,600	280,952
Wright Medical Group NV*	59,833	1,553,265

		41,919,613

Health Care Providers & Services (2.0%)
AAC Holdings, Inc. (x)*	15,300	143,361
Addus HomeCare Corp.*	5,300	303,425
Amedisys, Inc.*	15,634	1,336,082
American Renal Associates Holdings, Inc.*	9,900	156,123
AMN Healthcare Services, Inc.*	27,200	1,593,920
Apollo Medical Holdings, Inc. (x)*	900	23,274
BioScrip, Inc.*	79,000	231,470
BioTelemetry, Inc.*	22,700	1,021,500
Brookdale Senior Living, Inc.*	104,400	948,996
Capital Senior Living Corp.*	18,200	194,194
Civitas Solutions, Inc.*	11,000	180,400
Community Health Systems, Inc. (x)*	62,400	207,168
CorVel Corp.*	7,600	410,400
Cross Country Healthcare, Inc.*	23,495	264,319
Diplomat Pharmacy, Inc.*	39,700	1,014,732
Ensign Group, Inc. (The)	28,800	1,031,616
Genesis Healthcare, Inc.*	54,400	124,576
HealthEquity, Inc.*	33,200	2,493,320
Kindred Healthcare, Inc.*	45,502	409,518
LHC Group, Inc.*	17,207	1,472,747
LifePoint Health, Inc.*	19,800	966,240
Magellan Health, Inc.*	13,815	1,325,549
National HealthCare Corp.	7,200	506,736
National Research Corp., Class A	7,625	285,175
Owens & Minor, Inc.	35,800	598,218
Patterson Cos., Inc. (x)	45,800	1,038,286
PetIQ, Inc. (x)*	5,700	153,102
Providence Service Corp. (The)*	6,723	528,092
Quorum Health Corp. (x)*	3,700	18,500
R1 RCM, Inc.*	57,500	499,100
RadNet, Inc.*	24,800	372,000
Select Medical Holdings Corp.*	59,303	1,076,349
Surgery Partners, Inc. (x)*	17,100	254,790
Tenet Healthcare Corp.*	46,600	1,564,362
Tivity Health, Inc.*	29,747	1,047,094
Triple-S Management Corp., Class B*	13,836	540,434
US Physical Therapy, Inc.	6,907	663,072

		24,998,240

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,248,000
Castlight Health, Inc., Class B*	49,850	211,863
Computer Programs & Systems, Inc. (x)	8,902	292,876
Cotiviti Holdings, Inc.*	20,900	922,317

See Notes to Financial Statements.

1222

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Evolent Health, Inc., Class A (x)*	37,700	$793,585
HealthStream, Inc.	13,000	355,030
HMS Holdings Corp.*	50,429	1,090,275
Inovalon Holdings, Inc., Class A (x)*	35,900	356,308
Inspire Medical Systems, Inc. (x)*	2,700	96,282
Medidata Solutions, Inc.*	31,600	2,545,695
NantHealth, Inc. (x)*	23,000	76,130
Omnicell, Inc.*	21,055	1,104,335
Quality Systems, Inc.*	30,276	590,382
Simulations Plus, Inc.	1,600	35,600
Tabula Rasa HealthCare, Inc.*	9,700	619,151
Teladoc, Inc. (x)*	34,600	2,008,530
Vocera Communications, Inc.*	15,700	469,273

		12,815,632

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc. (x)*	13,100	292,130
Cambrex Corp.*	19,500	1,019,850
ChromaDex Corp. (x)*	2,700	10,017
Codexis, Inc.*	28,400	408,960
Enzo Biochem, Inc.*	24,500	127,155
Fluidigm Corp.*	25,000	149,000
Harvard Bioscience, Inc.*	1,400	7,490
Luminex Corp.	21,519	635,456
Medpace Holdings, Inc.*	10,200	438,600
NanoString Technologies, Inc.*	14,700	201,096
NeoGenomics, Inc.*	30,400	398,544
Pacific Biosciences of California, Inc. (x)*	60,000	213,000
Quanterix Corp.*	1,500	21,540
Syneos Health, Inc.*	31,300	1,467,970

		5,390,808

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc. (x)*	13,500	269,595
Aerie Pharmaceuticals, Inc.*	19,900	1,344,245
Akcea Therapeutics, Inc. (x)*	8,600	203,906
Akorn, Inc.*	52,100	864,339
Amneal Pharmaceuticals, Inc.*	43,766	718,200
Amphastar Pharmaceuticals, Inc.*	20,400	311,304
Ampio Pharmaceuticals, Inc. (x)*	5,300	11,660
ANI Pharmaceuticals, Inc.*	4,350	290,580
Aratana Therapeutics, Inc.*	31,850	135,363
Assembly Biosciences, Inc.*	9,000	352,890
Clearside Biomedical, Inc. (x)*	14,400	153,936
Collegium Pharmaceutical, Inc.*	21,500	512,775
Corcept Therapeutics, Inc.*	68,300	1,073,676
Corium International, Inc. (x)*	7,200	57,672
Cymabay Therapeutics, Inc.*	32,900	441,518
Depomed, Inc.*	45,500	303,485
Dermira, Inc.*	27,400	252,080
Dova Pharmaceuticals, Inc. (x)*	4,600	137,632
Durect Corp.*	28,100	43,836
Eloxx Pharmaceuticals, Inc. (x)*	2,300	39,261
Endo International plc*	125,100	1,179,693
Endocyte, Inc. (x)*	36,300	500,940
Evolus, Inc. (x)*	7,600	212,724
Horizon Pharma plc*	91,200	1,510,272
Innovate Biopharmaceuticals, Inc. (x)*	1,300	30,641
Innoviva, Inc.*	47,500	655,500
Intersect ENT, Inc.*	14,000	524,300
Intra-Cellular Therapies, Inc.*	38,900	687,363
Kala Pharmaceuticals, Inc.*	3,500	48,055
Lannett Co., Inc. (x)*	21,700	295,120
Mallinckrodt plc*	46,000	858,360
Marinus Pharmaceuticals, Inc.*	10,400	73,528
Medicines Co. (The) (x)*	38,687	1,419,813
Melinta Therapeutics, Inc.*	18,300	116,205
Menlo Therapeutics, Inc.*	800	6,496
MyoKardia, Inc.*	17,000	844,050
Neos Therapeutics, Inc.*	26,600	166,250
Ocular Therapeutix, Inc. (x)*	32,200	217,350
Odonate Therapeutics, Inc.*	500	11,040
Omeros Corp. (x)*	23,200	420,848
Optinose, Inc. (x)*	3,600	100,728
Pacira Pharmaceuticals, Inc.*	20,600	660,230
Paratek Pharmaceuticals, Inc.*	16,300	166,260
Phibro Animal Health Corp., Class A	9,050	416,753
Prestige Brands Holdings, Inc.*	29,800	1,143,724
Reata Pharmaceuticals, Inc., Class A (x)*	8,200	286,754
resTORbio, Inc. (x)*	1,200	10,980
Revance Therapeutics, Inc.*	26,000	713,700
scPharmaceuticals, Inc.*	2,900	16,414
Sienna Biopharmaceuticals, Inc.*	1,600	24,304
SIGA Technologies, Inc. (x)*	4,800	28,512
Supernus Pharmaceuticals, Inc.*	26,500	1,586,024
Teligent, Inc. (x)*	40,300	139,438
Tetraphase Pharmaceuticals, Inc.*	35,400	126,378
TherapeuticsMD, Inc. (x)*	94,600	590,304
Theravance Biopharma, Inc. (x)*	23,000	521,640
WaVe Life Sciences Ltd. (x)*	9,600	367,200
Zogenix, Inc.*	19,712	871,270

		25,067,114

Total Health Care		190,812,376

Industrials (14.6%)
Aerospace & Defense (1.3%)
AAR Corp.	19,012	883,868
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,158,957
Aerovironment, Inc.*	11,621	830,088
Astronics Corp.*	11,100	399,267
Axon Enterprise, Inc.*	33,600	2,122,848
Cubic Corp.	14,486	930,001
Ducommun, Inc.*	4,600	152,214
Engility Holdings, Inc.*	7,700	235,928
Esterline Technologies Corp.*	16,987	1,253,641

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
KeyW Holding Corp. (The) (x)*	21,600	$188,784
KLX, Inc.*	29,800	2,142,620
Kratos Defense & Security Solutions, Inc. (x)*	38,500	443,135
Maxar Technologies Ltd.	31,600	1,596,432
Mercury Systems, Inc.*	27,100	1,031,426
Moog, Inc., Class A	18,353	1,430,800
National Presto Industries, Inc. (x)	2,400	297,600
Sparton Corp.*	4,100	77,859
Triumph Group, Inc.	27,900	546,840
Vectrus, Inc.*	6,700	206,494

		15,928,802

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,400	664,146
Atlas Air Worldwide Holdings, Inc.*	14,327	1,027,247
Echo Global Logistics, Inc.*	16,500	482,625
Forward Air Corp.	17,140	1,012,631
Hub Group, Inc., Class A*	19,033	947,843
Park-Ohio Holdings Corp.	4,900	182,770
Radiant Logistics, Inc.*	29,700	116,127

		4,433,389

Airlines (0.4%)
Allegiant Travel Co.	7,577	1,052,824
Hawaiian Holdings, Inc.	30,300	1,089,285
SkyWest, Inc.	29,400	1,525,860
Spirit Airlines, Inc.*	38,300	1,392,205

		5,060,174

Building Products (1.3%)
AAON, Inc.	23,200	771,400
Advanced Drainage Systems, Inc.	19,000	542,450
American Woodmark Corp.*	7,900	723,245
Apogee Enterprises, Inc.	15,900	765,903
Armstrong Flooring, Inc.*	13,400	188,136
Builders FirstSource, Inc.*	61,600	1,126,664
Caesarstone Ltd. (x)	11,900	179,690
Continental Building Products, Inc.*	20,200	637,310
CSW Industrials, Inc.*	8,300	438,655
Gibraltar Industries, Inc.*	18,200	682,500
Griffon Corp.	16,443	292,685
Insteel Industries, Inc.	7,300	243,820
JELD-WEN Holding, Inc.*	38,026	1,087,163
Masonite International Corp.*	17,000	1,221,450
NCI Building Systems, Inc.*	33,100	695,100
Patrick Industries, Inc.*	13,725	780,266
PGT Innovations, Inc.*	32,300	673,455
Quanex Building Products Corp.	18,867	338,663
Simpson Manufacturing Co., Inc.	23,819	1,481,304
Trex Co., Inc.*	33,400	2,090,507
Universal Forest Products, Inc.	34,062	1,247,350

		16,207,716

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	32,032	934,694
ACCO Brands Corp.	60,986	844,656
Advanced Disposal Services, Inc.*	40,500	1,003,590
Brady Corp., Class A	26,641	1,027,011
Brink’s Co. (The)	25,900	2,065,524
Casella Waste Systems, Inc., Class A*	22,200	568,542
CECO Environmental Corp.	13,700	84,118
Covanta Holding Corp.	67,100	1,107,150
Deluxe Corp.	28,061	1,857,918
Ennis, Inc.	12,456	253,480
Essendant, Inc.	17,972	237,590
Healthcare Services Group, Inc. (x)	39,669	1,713,304
Heritage-Crystal Clean, Inc.*	7,400	148,740
Herman Miller, Inc.	34,391	1,165,855
HNI Corp.	26,041	968,725
InnerWorkings, Inc.*	22,500	195,525
Interface, Inc.	40,298	924,839
Kimball International, Inc., Class B	20,200	326,432
Knoll, Inc.	26,658	554,753
LSC Communications, Inc.	16,700	261,522
Matthews International Corp., Class A	18,359	1,079,509
McGrath RentCorp	13,445	850,665
Mobile Mini, Inc.	24,495	1,148,816
MSA Safety, Inc.	17,807	1,715,526
Multi-Color Corp.	7,800	504,270
NL Industries, Inc.*	6,845	59,552
Pitney Bowes, Inc.	105,100	900,707
Quad/Graphics, Inc.	16,400	341,612
RR Donnelley & Sons Co.	31,800	183,168
SP Plus Corp.*	10,000	372,000
Steelcase, Inc., Class A	47,672	643,572
Team, Inc. (x)*	12,500	288,750
Tetra Tech, Inc.	33,537	1,961,914
UniFirst Corp.	8,705	1,539,915
US Ecology, Inc.	12,300	783,510
Viad Corp.	11,124	603,477
VSE Corp.	4,200	200,676

		29,421,607

Construction & Engineering (1.1%)
Aegion Corp.*	22,362	575,822
Ameresco, Inc., Class A*	4,300	51,600
Argan, Inc.	7,100	290,745
Comfort Systems USA, Inc.	20,743	950,029
Dycom Industries, Inc.*	17,516	1,655,437
EMCOR Group, Inc.	34,599	2,635,751
Granite Construction, Inc.	26,435	1,471,372
Great Lakes Dredge & Dock Corp.*	33,900	177,975
HC2 Holdings, Inc.*	22,900	133,965
IES Holdings, Inc.*	4,800	80,400
Infrastructure and Energy Alternatives, Inc. (x)*	1,300	12,103
KBR, Inc.	82,500	1,478,400
MasTec, Inc.*	38,062	1,931,647
MYR Group, Inc.*	6,400	226,944

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Pipe Co.*	400	$7,748
NV5 Global, Inc.*	4,300	297,990
Orion Group Holdings, Inc.*	18,900	156,114
Primoris Services Corp.	21,700	590,891
Sterling Construction Co., Inc.*	1,300	16,939
Tutor Perini Corp.*	23,995	442,708
Willscot Corp. (x)*	3,200	47,360

		13,231,940

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	1,300	62,244
Atkore International Group, Inc.*	18,800	390,476
AZZ, Inc.	14,586	633,762
Babcock & Wilcox Enterprises, Inc. (x)*	27,280	64,926
Encore Wire Corp.	11,628	551,749
Energous Corp. (x)*	5,700	84,531
EnerSys	25,039	1,868,911
Enphase Energy, Inc. (x)*	44,900	302,177
FuelCell Energy, Inc.*	9,200	12,144
Generac Holdings, Inc.*	35,400	1,831,242
Plug Power, Inc. (x)*	91,200	184,224
Powell Industries, Inc.	4,300	149,769
Preformed Line Products Co.	200	17,756
Sunrun, Inc. (x)*	67,000	881,050
Thermon Group Holdings, Inc.*	18,400	420,808
TPI Composites, Inc.*	5,900	172,516
Vicor Corp.*	7,900	344,045
Vivint Solar, Inc.*	54,700	270,765

		8,243,095

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	800,760

Machinery (3.6%)
Actuant Corp., Class A	32,513	954,257
Alamo Group, Inc.	5,400	487,944
Albany International Corp., Class A	16,391	985,919
Altra Industrial Motion Corp.	14,500	624,950
American Railcar Industries, Inc. (x)	4,600	181,608
Astec Industries, Inc.	10,543	630,471
Barnes Group, Inc.	29,106	1,714,343
Blue Bird Corp.*	6,000	134,100
Briggs & Stratton Corp.	24,344	428,698
Chart Industries, Inc.*	19,421	1,197,887
CIRCOR International, Inc.	9,509	351,453
Columbus McKinnon Corp.	11,100	481,296
Commercial Vehicle Group, Inc.*	2,000	14,680
DMC Global, Inc.	8,000	359,200
Douglas Dynamics, Inc.	12,500	600,000
Energy Recovery, Inc. (x)*	26,600	214,928
EnPro Industries, Inc.	12,954	906,132
ESCO Technologies, Inc.	14,552	839,650
Evoqua Water Technologies Corp.*	42,270	866,535
Federal Signal Corp.	34,400	801,176
Franklin Electric Co., Inc.	26,452	1,192,985
FreightCar America, Inc.	9,600	161,184
Gencor Industries, Inc.*	1,100	17,765
Global Brass & Copper Holdings, Inc.	12,000	376,200
Gorman-Rupp Co. (The)	9,137	319,795
Graham Corp.	6,500	167,765
Greenbrier Cos., Inc. (The)	16,300	859,825
Harsco Corp.*	46,500	1,027,650
Hillenbrand, Inc.	35,200	1,659,680
Hurco Cos., Inc.	3,400	152,150
Hyster-Yale Materials Handling, Inc.	5,700	366,225
John Bean Technologies Corp.	18,031	1,602,956
Kadant, Inc.	6,200	596,130
Kennametal, Inc.	44,700	1,604,730
LB Foster Co., Class A*	300	6,885
Lindsay Corp.	6,075	589,214
Lydall, Inc.*	9,500	414,675
Manitex International, Inc.*	900	11,232
Manitowoc Co., Inc. (The)*	17,975	464,834
Meritor, Inc.*	47,235	971,624
Milacron Holdings Corp.*	38,700	732,591
Miller Industries, Inc.	6,200	158,410
Mueller Industries, Inc.	32,514	959,488
Mueller Water Products, Inc., Class A	89,493	1,048,858
Navistar International Corp.*	28,600	1,164,592
NN, Inc.	15,100	285,390
Omega Flex, Inc.	1,100	87,021
Proto Labs, Inc.*	13,900	1,653,405
RBC Bearings, Inc.*	12,700	1,635,887
REV Group, Inc. (x)	25,600	435,456
Rexnord Corp.*	59,600	1,731,976
Spartan Motors, Inc.	14,700	221,970
SPX Corp.*	23,500	823,675
SPX FLOW, Inc.*	29,200	1,278,084
Standex International Corp.	7,279	743,914
Sun Hydraulics Corp.	13,350	643,337
Tennant Co.	11,231	887,249
Titan International, Inc.	25,400	272,542
TriMas Corp.*	26,900	790,860
Twin Disc, Inc.*	400	9,928
Wabash National Corp.	34,300	640,038
Watts Water Technologies, Inc., Class A	16,359	1,282,546
Woodward, Inc.	29,933	2,300,649

		45,126,597

Marine (0.1%)
Costamare, Inc.	28,000	223,440
Eagle Bulk Shipping, Inc.*	4,600	25,024
Genco Shipping & Trading Ltd.*	3,800	58,900
Matson, Inc.	24,800	951,824
Safe Bulkers, Inc.*	5,800	19,720
Scorpio Bulkers, Inc.	31,600	224,360

		1,503,268

Professional Services (1.4%)
Acacia Research Corp.*	31,141	129,235
ASGN, Inc.*	29,200	2,283,148

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Barrett Business Services, Inc.	3,400	$328,338
BG Staffing, Inc.	1,100	25,575
CBIZ, Inc.*	27,400	630,200
CRA International, Inc.	4,600	234,094
Exponent, Inc.	29,292	1,414,804
Forrester Research, Inc.	5,300	222,335
Franklin Covey Co.*	6,000	147,300
FTI Consulting, Inc.*	23,500	1,421,280
GP Strategies Corp.*	6,600	116,160
Heidrick & Struggles International, Inc.	8,100	283,500
Hill International, Inc.*	6,500	38,350
Huron Consulting Group, Inc.*	12,444	508,960
ICF International, Inc.	10,400	738,920
Insperity, Inc.	21,374	2,035,874
Kelly Services, Inc., Class A	16,534	371,188
Kforce, Inc.	12,100	415,030
Korn/Ferry International	32,852	2,034,524
Mistras Group, Inc.*	8,600	162,368
Navigant Consulting, Inc.*	26,532	587,418
Resources Connection, Inc.	20,595	348,056
TriNet Group, Inc.*	23,200	1,297,808
TrueBlue, Inc.*	24,015	647,204
WageWorks, Inc.*	20,915	1,045,750
Willdan Group, Inc.*	500	15,485

		17,482,904

Road & Rail (0.5%)
ArcBest Corp.	15,400	703,780
Avis Budget Group, Inc.*	42,900	1,394,251
Covenant Transportation Group, Inc., Class A*	7,300	229,950
Daseke, Inc.*	3,400	33,762
Heartland Express, Inc.	29,355	544,535
Hertz Global Holdings, Inc.*	37,700	578,318
Marten Transport Ltd.	21,916	513,930
PAM Transportation Services, Inc. (x)*	200	9,394
Saia, Inc.*	13,800	1,115,730
Universal Logistics Holdings, Inc.	2,100	55,125
USA Truck, Inc.*	900	21,123
Werner Enterprises, Inc.	25,566	960,003
YRC Worldwide, Inc.*	20,900	210,045

		6,369,946

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	26,955	552,578
Applied Industrial Technologies, Inc.	20,888	1,465,293
Beacon Roofing Supply, Inc.*	37,976	1,618,537
BlueLinx Holdings, Inc. (x)*	1,600	60,048
BMC Stock Holdings, Inc.*	46,400	967,440
CAI International, Inc.*	6,200	144,088
DXP Enterprises, Inc.*	7,000	267,400
EnviroStar, Inc.	200	8,060
Foundation Building Materials, Inc.*	9,500	146,110
GATX Corp.	23,100	1,714,713
General Finance Corp.*	1,100	14,905
GMS, Inc.*	13,500	365,715
H&E Equipment Services, Inc.	17,900	673,219
Herc Holdings, Inc.*	13,900	783,126
Kaman Corp.	16,392	1,142,358
Lawson Products, Inc.*	1,000	24,350
MRC Global, Inc.*	58,200	1,261,194
Nexeo Solutions, Inc.*	1,300	11,869
NOW, Inc. (x)*	60,500	806,465
Rush Enterprises, Inc., Class A*	16,900	733,122
Rush Enterprises, Inc., Class B*	4,300	188,770
SiteOne Landscape Supply, Inc.*	22,300	1,872,531
Textainer Group Holdings Ltd.*	14,800	235,320
Titan Machinery, Inc.*	11,100	172,605
Triton International Ltd.	29,200	895,272
Veritiv Corp.*	2,300	91,655
Willis Lease Finance Corp.*	900	28,431

		16,245,174

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	19,100	214,875

Total Industrials		180,270,247

Information Technology (14.9%)
Communications Equipment (1.6%)
Acacia Communications, Inc. (x)*	21,000	731,010
ADTRAN, Inc.	28,206	418,859
Aerohive Networks, Inc.*	5,900	23,423
Applied Optoelectronics, Inc. (x)*	9,400	422,060
CalAmp Corp.*	23,700	555,291
Calix, Inc.*	30,100	234,780
Casa Systems, Inc.*	13,300	217,189
Ciena Corp.*	77,658	2,058,713
Clearfield, Inc. (x)*	7,200	79,560
Comtech Telecommunications Corp.	11,300	360,244
Digi International, Inc.*	16,900	223,080
Extreme Networks, Inc.*	57,500	457,700
Finisar Corp. (x)*	61,700	1,110,600
Harmonic, Inc.*	54,259	230,601
Infinera Corp.*	86,261	856,572
InterDigital, Inc.	19,925	1,611,933
KVH Industries, Inc.*	900	12,060
Lumentum Holdings, Inc.*	34,900	2,020,709
NETGEAR, Inc.*	18,629	1,164,313
NetScout Systems, Inc.*	51,154	1,519,274
Oclaro, Inc.*	94,900	847,457
Plantronics, Inc.	19,059	1,453,249
Quantenna Communications, Inc.*	15,800	245,532
Ribbon Communications, Inc.*	31,748	226,046
ViaSat, Inc. (x)*	29,840	1,961,084
Viavi Solutions, Inc.*	132,700	1,358,848

		20,400,187

Electronic Equipment, Instruments & Components (2.5%)
Anixter International, Inc.*	16,658	1,054,451
AVX Corp.	26,100	408,987
Badger Meter, Inc.	17,060	762,582
Bel Fuse, Inc., Class B	6,000	125,400

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Belden, Inc.	25,035	$1,530,139
Benchmark Electronics, Inc.	28,448	829,259
Control4 Corp.*	16,900	410,839
CTS Corp.	18,000	648,000
Daktronics, Inc.	28,100	239,131
Electro Scientific Industries, Inc. (x)*	16,400	258,628
ePlus, Inc.*	7,300	686,930
Fabrinet*	20,000	737,800
FARO Technologies, Inc.*	10,567	574,316
Fitbit, Inc., Class A*	100,000	653,000
II-VI, Inc.*	34,386	1,494,072
Insight Enterprises, Inc.*	20,443	1,000,276
Iteris, Inc.*	3,800	18,392
Itron, Inc.*	18,900	1,134,945
KEMET Corp.*	26,200	632,730
Kimball Electronics, Inc.*	15,400	281,820
Knowles Corp.*	50,700	775,710
Maxwell Technologies, Inc. (x)*	18,800	97,760
Mesa Laboratories, Inc.	1,700	358,836
Methode Electronics, Inc.	20,900	842,270
MTS Systems Corp.	10,502	552,930
Napco Security Technologies, Inc.*	900	13,185
nLight, Inc.*	3,500	115,710
Novanta, Inc.*	19,300	1,202,390
OSI Systems, Inc.*	10,068	778,558
PAR Technology Corp.*	800	14,144
Park Electrochemical Corp.	13,772	319,373
PC Connection, Inc.	7,600	252,320
Plexus Corp.*	19,175	1,141,680
Rogers Corp.*	10,384	1,157,401
Sanmina Corp.*	42,200	1,236,460
ScanSource, Inc.*	15,039	606,072
SYNNEX Corp.	16,762	1,617,701
Systemax, Inc.	9,371	321,706
Tech Data Corp.*	20,700	1,699,884
TTM Technologies, Inc.*	52,901	932,645
VeriFone Systems, Inc.*	63,800	1,455,916
Vishay Intertechnology, Inc.	76,500	1,774,800
Vishay Precision Group, Inc.*	6,800	259,420

		31,008,568

Internet Software & Services (3.5%)
Alarm.com Holdings, Inc.*	17,200	694,536
Alteryx, Inc., Class A (x)*	13,100	499,896
Amber Road, Inc.*	2,800	26,348
Appfolio, Inc., Class A*	8,200	501,430
Apptio, Inc., Class A*	18,800	680,560
Benefitfocus, Inc.*	9,900	332,640
Blucora, Inc.*	26,800	991,600
Box, Inc., Class A*	71,100	1,776,789
Brightcove, Inc.*	23,000	221,950
Carbonite, Inc.*	21,300	743,370
Cardlytics, Inc.*	1,600	34,816
Care.com, Inc.*	11,200	233,856
Cargurus, Inc.*	27,500	955,350
Cars.com, Inc.*	41,200	1,169,668
ChannelAdvisor Corp.*	16,100	226,205
Cimpress NV*	14,200	2,058,432
Cision Ltd.*	9,200	137,540
Cloudera, Inc.*	55,230	753,337
Cornerstone OnDemand, Inc.*	28,900	1,370,727
Coupa Software, Inc.*	29,700	1,848,528
eGain Corp.*	3,700	55,870
Endurance International Group Holdings, Inc.*	33,100	329,345
Envestnet, Inc.*	23,800	1,307,810
Etsy, Inc.*	66,700	2,814,073
Five9, Inc.*	29,900	1,033,643
Fusion Connect, Inc. (x)*	3,500	13,790
Gogo, Inc. (x)*	40,900	198,774
GTT Communications, Inc. (x)*	19,500	877,500
Hortonworks, Inc.*	38,300	697,826
Instructure, Inc.*	17,500	744,625
Internap Corp.*	3,400	35,428
j2 Global, Inc.	27,578	2,388,531
Leaf Group Ltd.*	800	8,680
Limelight Networks, Inc.*	39,100	174,777
Liquidity Services, Inc.*	11,400	74,670
LivePerson, Inc.*	28,200	595,020
Meet Group, Inc. (The)*	57,800	258,944
MINDBODY, Inc., Class A*	21,100	814,460
New Relic, Inc.*	24,800	2,494,632
NIC, Inc.	36,455	566,875
Pandora Media, Inc. (x)*	143,100	1,127,628
Q2 Holdings, Inc.*	23,300	1,329,265
QuinStreet, Inc.*	8,200	104,140
Quotient Technology, Inc.*	62,500	818,750
Reis, Inc.	5,100	111,180
Remark Holdings, Inc. (x)*	3,500	13,685
SendGrid, Inc.*	7,700	204,204
ShotSpotter, Inc. (x)*	1,700	64,481
Shutterstock, Inc.*	10,900	517,314
SPS Commerce, Inc.*	9,600	705,408
Stamps.com, Inc.*	9,300	2,353,365
TechTarget, Inc.*	7,000	198,800
Telaria, Inc.*	1,800	7,272
Trade Desk, Inc. (The), Class A*	17,600	1,650,880
Travelzoo*	1,000	17,100
TrueCar, Inc.*	51,100	515,599
Tucows, Inc., Class A*	700	42,455
Veritone, Inc. (x)*	2,400	40,368
Web.com Group, Inc.*	28,400	734,140
XO Group, Inc.*	13,700	438,400
Yelp, Inc.*	44,500	1,743,510
Yext, Inc.*	45,300	876,102

		44,356,897

IT Services (1.7%)
Acxiom Corp.*	44,469	1,331,847
CACI International, Inc., Class A*	13,959	2,352,789
Cardtronics plc, Class A*	25,900	626,262
Cass Information Systems, Inc.	7,899	543,609
ConvergeOne Holdings, Inc.	2,000	18,780
Convergys Corp.	50,300	1,229,332
CSG Systems International, Inc.	18,365	750,578
Everi Holdings, Inc.*	4,900	35,280
Evertec, Inc.	37,900	828,115
Exela Technologies, Inc.*	2,100	9,975
ExlService Holdings, Inc.*	18,700	1,058,607
Hackett Group, Inc. (The)	15,919	255,818

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Information Services Group, Inc.*	800	$3,280
ManTech International Corp., Class A	14,141	758,523
MAXIMUS, Inc.	36,868	2,289,871
MoneyGram International, Inc.*	22,000	147,180
Perficient, Inc.*	21,700	572,229
Perspecta, Inc.	80,300	1,650,165
PFSweb, Inc.*	800	7,776
Presidio, Inc.*	1,600	20,960
PRGX Global, Inc.*	600	5,820
Science Applications International Corp.	24,200	1,958,506
ServiceSource International, Inc.*	34,600	136,324
Sykes Enterprises, Inc.*	21,699	624,497
Syntel, Inc.*	17,964	576,465
Travelport Worldwide Ltd.	66,300	1,229,202
TTEC Holdings, Inc.	7,425	256,534
Unisys Corp. (x)*	30,464	392,986
Virtusa Corp.*	16,500	803,220

		20,474,530

Semiconductors & Semiconductor Equipment (2.5%)
ACM Research, Inc., Class A (x)*	1,100	11,858
Adesto Technologies Corp. (x)*	1,500	12,600
Advanced Energy Industries, Inc.*	22,703	1,318,817
Alpha & Omega Semiconductor Ltd.*	13,400	190,816
Ambarella, Inc. (x)*	18,400	710,424
Amkor Technology, Inc.*	57,800	496,502
Aquantia Corp.*	4,500	52,110
Axcelis Technologies, Inc.*	16,700	330,660
AXT, Inc.*	8,900	62,745
Brooks Automation, Inc.	39,150	1,277,073
Cabot Microelectronics Corp.	13,520	1,454,211
CEVA, Inc.*	11,400	344,280
Cirrus Logic, Inc.*	36,467	1,397,780
Cohu, Inc.	11,400	279,414
Cree, Inc.*	55,900	2,323,763
Diodes, Inc.*	21,908	755,169
Entegris, Inc.	81,146	2,750,848
FormFactor, Inc.*	39,481	525,097
Ichor Holdings Ltd.*	10,200	216,444
Impinj, Inc. (x)*	10,200	225,522
Inphi Corp. (x)*	22,500	733,725
Integrated Device Technology, Inc.*	77,400	2,467,512
Kopin Corp. (x)*	38,800	110,968
Lattice Semiconductor Corp.*	68,900	451,984
MACOM Technology Solutions Holdings, Inc. (x)*	23,213	534,828
MaxLinear, Inc.*	41,693	649,994
Nanometrics, Inc.*	9,800	347,018
NeoPhotonics Corp. (x)*	37,200	231,756
NVE Corp.	2,643	321,865
PDF Solutions, Inc.*	11,700	140,166
Photronics, Inc.*	35,100	279,923
Power Integrations, Inc.	15,724	1,148,638
Rambus, Inc.*	62,400	782,496
Rudolph Technologies, Inc.*	17,200	509,120
Semtech Corp.*	37,096	1,745,367
Sigma Designs, Inc.*	24,800	151,280
Silicon Laboratories, Inc.*	23,700	2,360,520
SMART Global Holdings, Inc. (x)*	7,600	242,212
SunPower Corp. (x)*	42,700	327,509
Synaptics, Inc.*	20,137	1,014,301
Ultra Clean Holdings, Inc.*	9,900	164,340
Veeco Instruments, Inc.*	26,786	381,701
Xcerra Corp.*	26,700	372,999
Xperi Corp.	28,310	455,791

		30,662,146

Software (2.7%)
8x8, Inc.*	50,600	1,014,530
A10 Networks, Inc.*	31,800	198,114
ACI Worldwide, Inc.*	66,216	1,633,549
Agilysys, Inc.*	1,600	24,800
Altair Engineering, Inc., Class A*	13,900	475,102
American Software, Inc., Class A	17,200	250,604
Asure Software, Inc.*	2,000	31,900
Avaya Holdings Corp.*	58,500	1,174,680
Blackbaud, Inc.	27,087	2,775,062
Blackline, Inc.*	18,100	786,083
Bottomline Technologies de, Inc.*	23,491	1,170,557
Carbon Black, Inc. (x)*	7,800	202,800
CommVault Systems, Inc.*	22,214	1,462,792
Digimarc Corp. (x)*	6,700	179,560
Ebix, Inc. (x)	14,500	1,105,625
Ellie Mae, Inc. (x)*	18,600	1,931,424
Everbridge, Inc.*	14,700	697,074
ForeScout Technologies, Inc.*	16,100	551,586
Glu Mobile, Inc.*	45,900	294,219
HubSpot, Inc.*	22,000	2,758,800
Imperva, Inc.*	23,200	1,119,400
MicroStrategy, Inc., Class A*	5,409	691,000
Mitek Systems, Inc.*	29,000	258,100
MobileIron, Inc.*	43,100	191,795
Model N, Inc.*	14,500	269,700
Monotype Imaging Holdings, Inc.	26,300	533,890
OneSpan, Inc.*	15,900	312,435
Park City Group, Inc.*	8,700	68,730
Paylocity Holding Corp.*	19,100	1,124,226
Progress Software Corp.	28,777	1,117,123
PROS Holdings, Inc.*	14,900	544,893
QAD, Inc., Class A	5,800	290,870
Qualys, Inc.*	17,700	1,492,110
Rapid7, Inc.*	20,100	567,222
Rimini Street, Inc. (x)*	500	3,275
Rosetta Stone, Inc.*	13,700	219,611
SailPoint Technologies Holding, Inc.*	21,500	527,610
SecureWorks Corp., Class A (x)*	18,900	235,305
Telenav, Inc.*	22,200	124,320
TiVo Corp.	67,194	903,759

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Upland Software, Inc.*	2,400	$82,488
Varonis Systems, Inc.*	15,600	1,162,200
Verint Systems, Inc.*	35,751	1,585,557
VirnetX Holding Corp. (x)*	14,000	47,600
Workiva, Inc.*	10,600	258,640
Zix Corp.*	35,400	190,806
Zscaler, Inc. (x)*	10,100	361,075

		33,002,601

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (x)*	60,700	838,267
Avid Technology, Inc.*	21,300	110,760
Cray, Inc.*	25,400	624,840
Diebold Nixdorf, Inc. (x)	51,500	615,425
Eastman Kodak Co. (x)*	19,300	73,340
Electronics For Imaging, Inc.*	26,952	877,557
Immersion Corp.*	17,900	276,376
Stratasys Ltd. (x)*	28,800	551,232
Super Micro Computer, Inc.*	22,200	525,030
USA Technologies, Inc.*	22,700	317,800

		4,810,627

Total Information Technology		184,715,556

Materials (4.3%)
Chemicals (2.0%)
A Schulman, Inc.	16,543	736,164
Advanced Emissions Solutions, Inc.	1,000	11,360
AdvanSix, Inc.*	17,200	630,036
AgroFresh Solutions, Inc.*	5,000	35,050
American Vanguard Corp.	15,300	351,135
Balchem Corp.	17,985	1,765,048
Chase Corp.	4,100	480,725
Ferro Corp.*	52,173	1,087,807
Flotek Industries, Inc.*	40,200	129,846
FutureFuel Corp.	15,100	211,551
GCP Applied Technologies, Inc.*	40,100	1,160,895
Hawkins, Inc.	5,700	201,495
HB Fuller Co.	28,859	1,549,151
Ingevity Corp.*	24,100	1,948,725
Innophos Holdings, Inc.	11,113	528,979
Innospec, Inc.	13,600	1,041,080
Intrepid Potash, Inc.*	9,300	38,130
KMG Chemicals, Inc.	7,300	538,594
Koppers Holdings, Inc.*	11,713	449,194
Kraton Corp.*	17,000	784,380
Kronos Worldwide, Inc.	4,000	90,120
LSB Industries, Inc. (x)*	28,600	151,580
Marrone Bio Innovations, Inc.*	3,000	5,520
Minerals Technologies, Inc.	19,850	1,495,698
OMNOVA Solutions, Inc.*	23,800	247,520
PolyOne Corp.	48,200	2,083,203
PQ Group Holdings, Inc.*	2,800	50,400
Quaker Chemical Corp.	7,400	1,146,038
Rayonier Advanced Materials, Inc.	22,700	387,943
Sensient Technologies Corp.	25,525	1,826,314
Stepan Co.	11,288	880,577
Trecora Resources*	12,200	181,170
Tredegar Corp.	12,529	294,432
Trinseo SA	25,400	1,802,130
Tronox Ltd., Class A	49,000	964,320
Valhi, Inc.	5,100	24,276

		25,310,586

Construction Materials (0.2%)
Forterra, Inc. (x)*	21,700	211,141
Summit Materials, Inc., Class A*	63,188	1,658,685
United States Lime & Minerals, Inc.	600	50,340
US Concrete, Inc. (x)*	8,300	435,750

		2,355,916

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	777,483
Greif, Inc., Class B	3,300	190,080
Myers Industries, Inc.	13,100	251,520
UFP Technologies, Inc.*	3,500	107,975

		1,327,058

Metals & Mining (1.4%)
AK Steel Holding Corp. (x)*	181,436	787,432
Allegheny Technologies, Inc.*	70,900	1,781,007
Carpenter Technology Corp.	28,500	1,498,245
Century Aluminum Co.*	28,600	450,450
Cleveland-Cliffs, Inc. (x)*	165,230	1,392,889
Coeur Mining, Inc.*	103,336	785,354
Commercial Metals Co.	65,900	1,391,149
Compass Minerals International, Inc. (x)	19,400	1,275,550
Gold Resource Corp.	48,300	318,297
Haynes International, Inc.	7,933	291,458
Hecla Mining Co.	219,029	762,221
Kaiser Aluminum Corp.	10,191	1,060,985
Klondex Mines Ltd.*	58,900	136,059
Materion Corp.	11,445	619,747
Olympic Steel, Inc.	9,300	189,813
Ramaco Resources, Inc.*	1,300	9,048
Ryerson Holding Corp.*	20,000	223,000
Schnitzer Steel Industries, Inc., Class A	15,000	505,500
SunCoke Energy, Inc.*	37,010	495,934
Synalloy Corp.	400	7,980
Tahoe Resources, Inc.	173,500	853,620
TimkenSteel Corp.*	15,400	251,790
Universal Stainless & Alloy Products, Inc.*	1,300	30,771
Warrior Met Coal, Inc. (x)	18,400	507,288
Worthington Industries, Inc.	27,480	1,153,336

		16,778,923

Paper & Forest Products (0.6%)
Boise Cascade Co.	22,700	1,014,690
Clearwater Paper Corp.*	10,838	250,358
KapStone Paper and Packaging Corp.	49,572	1,710,234
Louisiana-Pacific Corp.	82,748	2,252,400
Neenah, Inc.	9,500	806,075
PH Glatfelter Co.	28,215	552,732

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Schweitzer-Mauduit International, Inc.	16,964	$741,666
Verso Corp., Class A*	2,900	63,104

		7,391,259

Total Materials		53,163,742

Real Estate (7.2%)
Equity Real Estate Investment Trusts (REITs) (6.7%)
Acadia Realty Trust (REIT)	45,373	1,241,859
Agree Realty Corp. (REIT)	14,400	759,888
Alexander & Baldwin, Inc. (REIT)	42,186	991,371
Alexander’s, Inc. (REIT)	1,175	449,590
American Assets Trust, Inc. (REIT)	24,218	927,307
Americold Realty Trust (REIT)	29,277	644,680
Armada Hoffler Properties, Inc. (REIT)	25,400	378,460
Ashford Hospitality Trust, Inc. (REIT)	40,300	326,430
Bluerock Residential Growth REIT, Inc. (REIT) (x)	16,400	146,288
Braemar Hotels & Resorts, Inc. (REIT)	23,788	271,659
BRT Apartments Corp. (REIT)	400	5,100
CareTrust REIT, Inc. (REIT)	37,113	619,416
CatchMark Timber Trust, Inc. (REIT), Class A	20,400	259,692
CBL & Associates Properties, Inc. (REIT) (x)	95,500	531,935
Cedar Realty Trust, Inc. (REIT)	55,400	261,488
Chatham Lodging Trust (REIT)	19,500	413,790
Chesapeake Lodging Trust (REIT)	35,000	1,107,400
City Office REIT, Inc. (REIT)	20,600	264,298
Clipper Realty, Inc. (REIT)	2,100	17,934
Community Healthcare Trust, Inc. (REIT)	9,400	280,778
CoreCivic, Inc. (REIT)	66,400	1,586,296
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	7,200	270,720
CorePoint Lodging, Inc. (REIT)*	26,450	685,055
Cousins Properties, Inc. (REIT)	239,483	2,320,591
DiamondRock Hospitality Co. (REIT)	115,298	1,415,859
Easterly Government Properties, Inc. (REIT)	38,100	752,856
EastGroup Properties, Inc. (REIT)	18,127	1,732,216
Education Realty Trust, Inc. (REIT)	41,698	1,730,467
Farmland Partners, Inc. (REIT) (x)	16,200	142,560
First Industrial Realty Trust, Inc. (REIT)	69,230	2,308,128
Four Corners Property Trust, Inc. (REIT)	34,200	842,346
Franklin Street Properties Corp. (REIT)	59,999	513,591
Front Yard Residential Corp. (REIT)	32,800	341,776
GEO Group, Inc. (The) (REIT)	70,263	1,935,043
Getty Realty Corp. (REIT)	15,075	424,663
Gladstone Commercial Corp. (REIT)	13,300	255,626
Gladstone Land Corp. (REIT)	1,000	12,670
Global Medical REIT, Inc. (REIT)	9,100	80,626
Global Net Lease, Inc. (REIT)	38,466	785,860
Government Properties Income Trust (REIT)	53,866	853,776
Gramercy Property Trust (REIT)	86,705	2,368,782
Healthcare Realty Trust, Inc. (REIT)	65,558	1,906,427
Hersha Hospitality Trust (REIT)	22,519	483,033
Independence Realty Trust, Inc. (REIT)	48,700	502,097
Industrial Logistics Properties Trust (REIT)	3,000	67,050
InfraREIT, Inc. (REIT)	22,524	499,357
Innovative Industrial Properties, Inc. (REIT)	1,800	65,916
Investors Real Estate Trust (REIT)	69,496	384,313
iStar, Inc. (REIT)*	39,400	425,126
Jernigan Capital, Inc. (REIT)	3,000	57,180
Kite Realty Group Trust (REIT)	47,157	805,442
LaSalle Hotel Properties (REIT)	63,240	2,164,705
Lexington Realty Trust (REIT)	131,986	1,152,238
LTC Properties, Inc. (REIT)	21,469	917,585
Mack-Cali Realty Corp. (REIT)	51,100	1,036,308
MedEquities Realty Trust, Inc. (REIT)	13,300	146,566
Monmouth Real Estate Investment Corp. (REIT)	38,351	633,942
National Health Investors, Inc. (REIT)	21,528	1,586,183
National Storage Affiliates Trust (REIT)	24,100	742,762
New Senior Investment Group, Inc. (REIT)	37,500	283,875
NexPoint Residential Trust, Inc. (REIT)	9,600	273,120
NorthStar Realty Europe Corp. (REIT)	31,500	456,435
One Liberty Properties, Inc. (REIT)	9,100	240,331
Pebblebrook Hotel Trust (REIT)	42,843	1,662,308
Pennsylvania REIT (REIT) (x)	44,352	487,428
Physicians Realty Trust (REIT)	99,300	1,582,842
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,426,988
PotlatchDeltic Corp. (REIT)	34,239	1,741,053

See Notes to Financial Statements.

1230

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Preferred Apartment Communities, Inc. (REIT), Class A	16,700	$283,733
PS Business Parks, Inc. (REIT)	11,580	1,488,030
QTS Realty Trust, Inc. (REIT), Class A	26,500	1,046,750
Quality Care Properties, Inc. (REIT)*	54,200	1,165,842
Ramco-Gershenson Properties Trust (REIT)	45,200	597,092
Retail Opportunity Investments Corp. (REIT)	61,700	1,182,172
Rexford Industrial Realty, Inc. (REIT)	43,100	1,352,909
RLJ Lodging Trust (REIT)	96,886	2,136,336
Ryman Hospitality Properties, Inc. (REIT)	24,934	2,073,262
Sabra Health Care REIT, Inc. (REIT)	99,523	2,162,635
Safety Income & Growth, Inc. (REIT)	500	9,485
Saul Centers, Inc. (REIT)	5,600	300,048
Select Income REIT (REIT)	35,400	795,438
Seritage Growth Properties (REIT), Class A (x)	22,800	967,404
Spirit MTA REIT (REIT)*	7,600	78,280
STAG Industrial, Inc. (REIT)	62,200	1,693,706
Summit Hotel Properties, Inc. (REIT)	53,300	762,723
Sunstone Hotel Investors, Inc. (REIT)	124,778	2,073,810
Tanger Factory Outlet Centers, Inc. (REIT)	51,300	1,205,037
Terreno Realty Corp. (REIT)	34,600	1,303,382
Tier REIT, Inc. (REIT)	27,000	642,060
UMH Properties, Inc. (REIT)	17,600	270,160
Universal Health Realty Income Trust (REIT)	7,150	457,457
Urban Edge Properties (REIT)	64,100	1,465,967
Urstadt Biddle Properties, Inc. (REIT), Class A	15,889	359,568
Washington Prime Group, Inc. (REIT)	105,100	852,361
Washington REIT (REIT)	42,117	1,277,409
Whitestone REIT (REIT)	20,500	255,840
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,534,680

		82,783,056

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA (x)*	20,400	595,068
Consolidated-Tomoka Land Co.	3,900	239,889
Forestar Group, Inc. (x)*	3,833	79,535
FRP Holdings, Inc.*	4,100	265,475
Griffin Industrial Realty, Inc.	100	4,399
HFF, Inc., Class A	21,300	731,655
Kennedy-Wilson Holdings, Inc.	69,624	1,472,547
Marcus & Millichap, Inc.*	7,700	300,377
Maui Land & Pineapple Co., Inc.*	700	7,840
Newmark Group, Inc., Class A	3,000	42,690
RE/MAX Holdings, Inc., Class A	10,000	524,500
Redfin Corp. (x)*	41,397	955,856
RMR Group, Inc. (The), Class A	4,526	355,065
St Joe Co. (The)*	29,000	520,550
Stratus Properties, Inc.*	3,900	119,145
Tejon Ranch Co.*	9,102	221,179
Transcontinental Realty Investors, Inc.*	300	10,035
Trinity Place Holdings, Inc.*	13,100	85,805

		6,531,610

Total Real Estate		89,314,666

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	6,800	358,836
Cincinnati Bell, Inc.*	23,707	372,200
Cogent Communications Holdings, Inc.	23,225	1,240,215
Consolidated Communications Holdings, Inc. (x)	37,441	462,771
Frontier Communications Corp. (x)	45,053	241,484
Hawaiian Telcom Holdco, Inc.*	400	11,568
Intelsat SA*	33,100	551,446
Iridium Communications, Inc.*	46,500	748,650
Ooma, Inc.*	2,100	29,715
ORBCOMM, Inc.*	33,500	338,350
pdvWireless, Inc.*	6,700	167,165
Vonage Holdings Corp.*	109,700	1,414,032
Windstream Holdings, Inc.*	34,214	180,308

		6,116,740

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	22,500	508,275
NII Holdings, Inc. (x)*	11,000	42,900
Shenandoah Telecommunications Co.	26,848	877,930
Spok Holdings, Inc.	15,100	227,255

		1,656,360

Total Telecommunication Services		7,773,100

Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	28,423	2,200,224
El Paso Electric Co.	23,246	1,373,839
IDACORP, Inc.	29,208	2,694,146
MGE Energy, Inc.	20,079	1,265,981
Otter Tail Corp.	22,725	1,081,710
PNM Resources, Inc.	45,881	1,784,771
Portland General Electric Co.	50,632	2,165,024
Spark Energy, Inc., Class A (x)	5,800	56,550

		12,622,245

See Notes to Financial Statements.

1231

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (1.2%)
Chesapeake Utilities Corp.	8,950	$715,553
New Jersey Resources Corp.	49,322	2,207,160
Northwest Natural Gas Co.	15,142	966,060
ONE Gas, Inc.	30,000	2,242,200
RGC Resources, Inc.	200	5,836
South Jersey Industries, Inc. (x)	45,852	1,534,666
Southwest Gas Holdings, Inc.	27,136	2,069,663
Spire, Inc.	29,752	2,101,979
WGL Holdings, Inc.	29,025	2,575,968

		14,419,085

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp. (x)*	65,300	143,660
NRG Yield, Inc., Class A	16,700	284,735
NRG Yield, Inc., Class C	35,782	615,450
Ormat Technologies, Inc.	22,300	1,186,137
Pattern Energy Group, Inc., Class A (x)	38,100	714,375
TerraForm Power, Inc., Class A	40,900	478,530

		3,422,887

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,943,101
Black Hills Corp.	34,219	2,094,545
NorthWestern Corp.	27,978	1,601,741
Unitil Corp.	6,200	316,448

		5,955,835

Water Utilities (0.3%)
American States Water Co.	20,958	1,197,959
AquaVenture Holdings Ltd.*	4,500	70,110
Artesian Resources Corp., Class A	4,900	189,973
Cadiz, Inc.*	2,200	28,820
California Water Service Group	27,600	1,075,020
Connecticut Water Service, Inc.	5,700	372,324
Consolidated Water Co. Ltd.	8,900	114,810
Global Water Resources, Inc.	1,900	17,860
Middlesex Water Co.	7,600	320,492
Pure Cycle Corp.*	300	2,865
SJW Group	8,800	582,736
York Water Co. (The)	6,800	216,240

		4,189,209

Total Utilities		40,609,261

Total Common Stocks (99.0%) (Cost $779,719,124)		1,226,219,784

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	61,700	—

Total Consumer Discretionary		—

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR (r)*	19,900	7,353

Total Financials		7,353

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)*	85,268	70,986
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	103

		71,089

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

Total Health Care		71,089

Total Rights (0.0%) (Cost $31,061)		78,442

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (7.8%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $5,000,883, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $5,100,000. (xx)	$5,000,000	5,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $2,400,398, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $2,448,001. (xx)	2,400,000	2,400,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $9,003,815, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $9,488,589. (xx)	9,000,000	9,000,000

See Notes to Financial Statements.

1232

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $900,150, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $918,006. (xx)	$900,000	$900,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,600,267, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,632,002. (xx)	1,600,000	1,600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,700,283, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,734,005. (xx)	1,700,000	1,700,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $2,600,475, collateralized by various Common Stocks; total market value $2,891,707. (xx)	2,600,000	2,600,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $8,001,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $8,163,720. (xx)	8,000,000	8,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,196,195, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $2,240,767. (xx)	2,195,829	2,195,829
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $8,001,400, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $8,160,122. (xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $7,301,265, collateralized by various Common Stocks; total market value $8,124,106. (xx)	7,300,000	7,300,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $7,101,231, collateralized by various Common Stocks; total market value $7,901,528. (xx)	7,100,000	7,100,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $8,003,282, collateralized by various Common Stocks; total market value $8,903,130. (xx)	8,000,000	8,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $5,001,876, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $5,100,004. (xx)	5,000,000	5,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $4,001,618, collateralized by various Common Stocks; total market value $4,451,408. (xx)	4,000,000	4,000,000
Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $7,002,831, collateralized by various Common Stocks; total market value $7,789,963. (xx)	7,000,000	7,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $10,003,753, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $10,200,000. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

1233

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $7,001,196, collateralized by various Common Stocks; total market value $7,789,963. (xx)	$7,000,000	$7,000,000

Total Repurchase Agreements		96,795,829

Total Short-Term Investments (7.8%) (Cost $96,795,829)		96,795,829

Total Investments in Securities (106.8%) (Cost $876,546,014)		1,323,094,055
Other Assets Less Liabilities (-6.8%)		(84,809,590)

Net Assets (100%)		$1,238,284,465

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $18,995 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $95,443,792. This was secured by cash collateral of $96,795,829 which was subsequently invested in joint repurchase agreements with a total value of $96,795,829, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,476,043 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	127	9/2018	USD	10,461,625	(237,500)

					(237,500)

See Notes to Financial Statements.

1234

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$163,870,611	$—	$—		$163,870,611
Consumer Staples	34,319,623	22,190	—		34,341,813
Energy	61,281,316	—	—		61,281,316
Financials	220,067,096	—	—		220,067,096
Health Care	190,812,376	—	—		190,812,376
Industrials	180,270,247	—	—		180,270,247
Information Technology	184,715,556	—	—		184,715,556
Materials	53,163,742	—	—		53,163,742
Real Estate	89,310,267	4,399	—		89,314,666
Telecommunication Services	7,773,100	—	—		7,773,100
Utilities	40,609,261	—	—		40,609,261
Rights
Consumer Discretionary	—	—	—	(c)	— (c)
Financials	—	—	7,353		7,353
Health Care	—	—	71,089		71,089
Short-Term Investments
Repurchase Agreements	—	96,795,829	—		96,795,829

Total Assets	$1,226,193,195	$96,822,418	$78,442		$1,323,094,055

Liabilities:
Futures	$(237,500)	$—	$—		$(237,500)

Total Liabilities	$(237,500)	$—	$—		$(237,500)

Total	$1,225,955,695	$96,822,418	$78,442		$1,322,856,555

(a)	A security with a market value of $134,848 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $22,190 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

1235

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(237,500	)*

Total		$(237,500)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$1,100,509	$1,100,509

Total	$1,100,509	$1,100,509

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(358,005)	$(358,005)

Total	$(358,005)	$(358,005)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $11,072,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$144,644,933
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$173,139,070

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$506,936,212
Aggregate gross unrealized depreciation	(63,971,906)

Net unrealized appreciation	$442,964,306

Federal income tax cost of investments in securities and derivative instruments, if applicable	$879,892,249

See Notes to Financial Statements.

1236

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $779,750,185)	$1,226,298,226
Repurchase Agreements (Cost $96,795,829)	96,795,829
Cash	11,292,507
Cash held as collateral at broker	595,000
Due from Custodian	1,527,632
Dividends, interest and other receivables	1,157,980
Receivable from Separate Accounts for Portfolio shares sold	315,979
Securities lending income receivable	126,593
Other assets	12,831

Total assets	1,338,122,577

LIABILITIES
Payable for return of collateral on securities loaned	96,795,829
Payable for securities purchased	1,527,632
Payable to Separate Accounts for Portfolio shares redeemed	769,345
Investment management fees payable	259,424
Distribution fees payable – Class IB	220,207
Administrative fees payable	101,398
Distribution fees payable – Class IA	25,538
Due to broker for futures variation margin	20,319
Accrued expenses	118,420

Total liabilities	99,838,112

NET ASSETS	$1,238,284,465

Net assets were comprised of:
Paid in capital	$699,004,214
Accumulated undistributed net investment income (loss)	7,025,934
Accumulated undistributed net realized gain (loss)	85,943,776
Net unrealized appreciation (depreciation)	446,310,541

Net assets	$1,238,284,465

Class IA
Net asset value, offering and redemption price per share, $122,251,788 / 9,611,488 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.72

Class IB
Net asset value, offering and redemption price per share, $1,051,349,227 / 82,596,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.73

Class K
Net asset value, offering and redemption price per share, $64,683,450 / 5,081,441 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.73

(x)	Includes value of securities on loan of $95,443,792.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $703 foreign withholding tax)	$8,212,296
Interest	66,398
Securities lending (net)	923,208

Total income	9,201,902

EXPENSES
Investment management fees	1,494,617
Distribution fees – Class IB	1,270,978
Administrative fees	583,598
Distribution fees – Class IA	145,533
Custodian fees	55,440
Printing and mailing expenses	44,239
Professional fees	37,988
Trustees’ fees	15,555
Miscellaneous	14,523

Total expenses	3,662,471

NET INVESTMENT INCOME (LOSS)	5,539,431

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	88,881,146
Futures contracts	1,100,509

Net realized gain (loss)	89,981,655

Change in unrealized appreciation (depreciation) on:
Investments in securities	(10,431,879)
Futures contracts	(358,005)

Net change in unrealized appreciation (depreciation)	(10,789,884)

NET REALIZED AND UNREALIZED GAIN (LOSS)	79,191,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,731,202

See Notes to Financial Statements.

1237

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,539,431	$10,272,046
Net realized gain (loss)	89,981,655	86,055,853
Net change in unrealized appreciation (depreciation)	(10,789,884)	52,754,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,731,202	149,082,232

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,033,055)
Class IB	—	(8,881,671)
Class K	—	(660,619)

	—	(10,575,345)

Distributions from net realized capital gains
Class IA	—	(8,662,308)
Class IB	—	(74,749,982)
Class K	—	(4,401,306)

	—	(87,813,596)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(98,388,941)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 574,033 and 1,710,134 shares, respectively ]	7,097,510	20,188,913
Capital shares issued in reinvestment of dividends and distributions [ 0 and 832,962 shares, respectively ]	—	9,695,363
Capital shares repurchased [ (654,482) and (2,520,131) shares, respectively ]	(8,005,354)	(29,604,690)

Total Class IA transactions	(907,844)	279,586

Class IB
Capital shares sold [ 2,183,655 and 5,308,008 shares, respectively ]	26,641,769	62,921,530
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,179,756 shares, respectively ]	—	83,631,653
Capital shares repurchased [ (5,010,952) and (9,340,557) shares, respectively ]	(60,987,834)	(111,209,684)

Total Class IB transactions	(34,346,065)	35,343,499

Class K
Capital shares sold [ 514,803 and 878,406 shares, respectively ]	6,173,512	10,462,016
Capital shares issued in reinvestment of dividends and distributions [ 0 and 435,131 shares, respectively ]	—	5,061,925
Capital shares repurchased [ (501,929) and (645,763) shares, respectively ]	(6,224,618)	(7,656,188)

Total Class K transactions	(51,106)	7,867,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,305,015)	43,490,838

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,426,187	94,184,129
NET ASSETS:
Beginning of period	1,188,858,278	1,094,674,149

End of period (a)	$1,238,284,465	$1,188,858,278

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,025,934	$1,486,503

See Notes to Financial Statements.

1238

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.86	$11.36	$10.10	$11.70	$12.27	$9.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.10	0.09	0.08	0.08
Net realized and unrealized gain (loss)	0.80	1.46	1.98	(0.65)	0.51	3.53

Total from investment operations	0.86	1.57	2.08	(0.56)	0.59	3.61

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.09)	(0.09)	(0.10)
Distributions from net realized gains	—	(0.95)	(0.71)	(0.95)	(1.07)	(0.95)

Total dividends and distributions	—	(1.07)	(0.82)	(1.04)	(1.16)	(1.05)

Net asset value, end of period	$12.72	$11.86	$11.36	$10.10	$11.70	$12.27

Total return (b)	7.25%	13.96%	20.63%	(4.63)%	4.87%	37.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,252	$114,942	$109,797	$82,776	$87,206	$85,096
Ratio of expenses to average net assets (a)(f)	0.63%	0.63%	0.63%	0.62%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	0.91%	0.90%	0.99%	0.77%	0.65%	0.71%
Portfolio turnover rate (z)^	12%	18%	15%	17%	14%	15%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.87	$11.36	$10.11	$11.70	$12.28	$9.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.10	0.09	0.08	0.08
Net realized and unrealized gain (loss)	0.80	1.47	1.97	(0.64)	0.50	3.53

Total from investment operations	0.86	1.58	2.07	(0.55)	0.58	3.61

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.09)	(0.09)	(0.10)
Distributions from net realized gains	—	(0.95)	(0.71)	(0.95)	(1.07)	(0.95)

Total dividends and distributions	—	(1.07)	(0.82)	(1.04)	(1.16)	(1.05)

Net asset value, end of period	$12.73	$11.87	$11.36	$10.11	$11.70	$12.28

Total return (b)	7.25%	14.05%	20.51%	(4.54)%	4.78%	37.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,051,349	$1,013,833	$934,933	$823,229	$887,691	$922,001
Ratio of expenses to average net assets (a)(f)	0.63%	0.63%	0.63%	0.62%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	0.91%	0.90%	0.97%	0.77%	0.64%	0.69%
Portfolio turnover rate (z)^	12%	18%	15%	17%	14%	15%

See Notes to Financial Statements.

1239

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.85	$11.35	$10.10	$11.70	$12.27	$9.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.13	0.09	0.11	0.10
Net realized and unrealized gain (loss)	0.81	1.46	1.97	(0.62)	0.51	3.54

Total from investment operations	0.88	1.60	2.10	(0.53)	0.62	3.64

Less distributions:
Dividends from net investment income	—	(0.15)	(0.14)	(0.12)	(0.12)	(0.13)
Distributions from net realized gains	—	(0.95)	(0.71)	(0.95)	(1.07)	(0.95)

Total dividends and distributions	—	(1.10)	(0.85)	(1.07)	(1.19)	(1.08)

Net asset value, end of period	$12.73	$11.85	$11.35	$10.10	$11.70	$12.27

Total return (b)	7.43%	14.24%	20.83%	(4.38)%	5.12%	37.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,683	$60,084	$49,944	$44,370	$45,916	$46,570
Ratio of expenses to average net assets (a)(f)	0.38%	0.38%	0.38%	0.37%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets (a)(f)	1.16%	1.15%	1.22%	1.02%	0.89%	0.88%
Portfolio turnover rate (z)^	12%	18%	15%	17%	14%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1240

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	42.5%
Consumer Discretionary	23.7
Health Care	12.8
Industrials	8.8
Financials	6.0
Repurchase Agreements	1.9
Consumer Staples	1.7
Utilities	1.6
Real Estate	1.3
Materials	0.6
Cash and Other	(0.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,096.73	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,096.61	5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,098.02	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1241

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.5%)
Auto Components (0.8%)
Aptiv plc	131,500	$12,049,345

Automobiles (2.8%)
Ferrari NV	57,495	7,762,400
Tesla, Inc. (x)*	95,344	32,698,225

		40,460,625

Hotels, Restaurants & Leisure (2.2%)
Caesars Entertainment Corp. (x)*	601,303	6,433,942
Hilton Worldwide Holdings, Inc.	48,805	3,863,404
Las Vegas Sands Corp.	122,000	9,315,920
Wynn Resorts Ltd.	69,325	11,600,846

		31,214,112

Household Durables (0.4%)
NVR, Inc.*	1,840	5,465,444

Internet & Direct Marketing Retail (14.5%)
Amazon.com, Inc.*	77,573	131,858,585
Booking Holdings, Inc.*	28,275	57,315,970
Netflix, Inc.*	55,600	21,763,508

		210,938,063

Media (1.0%)
Walt Disney Co. (The)	144,000	15,092,640

Multiline Retail (0.8%)
Dollar General Corp.	50,050	4,934,930
Dollarama, Inc.	170,910	6,625,013

		11,559,943

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	177,800	14,167,104

Total Consumer Discretionary		340,947,276

Consumer Staples (1.7%)
Beverages (0.5%)
PepsiCo, Inc.	65,976	7,182,807

Tobacco (1.2%)
Philip Morris International, Inc.	211,310	17,061,170

Total Consumer Staples		24,243,977

Financials (6.0%)
Banks (1.2%)
First Republic Bank	25,851	2,502,118
JPMorgan Chase & Co.	143,600	14,963,120

		17,465,238

Capital Markets (4.0%)
Charles Schwab Corp. (The)	291,500	14,895,650
Intercontinental Exchange, Inc.	181,168	13,324,906
Morgan Stanley	234,100	11,096,340
TD Ameritrade Holding Corp.	326,972	17,908,257

		57,225,153

Insurance (0.8%)
Chubb Ltd.	94,501	12,003,517

Total Financials		86,693,908

Health Care (12.8%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	112,776	14,001,140
Vertex Pharmaceuticals, Inc.*	118,622	20,160,995

		34,162,135

Health Care Equipment & Supplies (5.6%)
Becton Dickinson and Co.	127,978	30,658,409
Danaher Corp.	49,432	4,877,950
Intuitive Surgical, Inc.*	47,500	22,727,800
Stryker Corp.	138,945	23,462,253

		81,726,412

Health Care Providers & Services (4.9%)
Anthem, Inc.	71,086	16,920,601
Centene Corp.*	94,638	11,660,348
Cigna Corp.	37,083	6,302,256
UnitedHealth Group, Inc.	145,010	35,576,753

		70,459,958

Total Health Care		186,348,505

Industrials (8.8%)
Aerospace & Defense (3.3%)
Boeing Co. (The)	143,296	48,077,241

Airlines (0.3%)
American Airlines Group, Inc.	104,251	3,957,368

Industrial Conglomerates (1.7%)
Honeywell International, Inc.	75,600	10,890,180
Roper Technologies, Inc.	50,110	13,825,850

		24,716,030

Machinery (1.7%)
Fortive Corp.	161,297	12,437,612
Illinois Tool Works, Inc.	26,400	3,657,456
Wabtec Corp.	86,650	8,541,957

		24,637,025

Professional Services (1.8%)
Equifax, Inc.	105,209	13,162,698
TransUnion	192,483	13,789,482

		26,952,180

Total Industrials		128,339,844

Information Technology (42.5%)
Internet Software & Services (15.2%)
Alibaba Group Holding Ltd. (ADR)*	238,728	44,291,206
Alphabet, Inc., Class A*	33,400	37,714,946
Alphabet, Inc., Class C*	37,505	41,842,453
Dropbox, Inc., Class A (x)*	13,573	440,037
Facebook, Inc., Class A*	370,007	71,899,760
Tencent Holdings Ltd.	500,100	25,101,889

		221,290,291

IT Services (9.8%)
Adyen NV (m)*	732	403,266
Fidelity National Information Services, Inc.	96,700	10,253,101
Fiserv, Inc.*	142,406	10,550,860

See Notes to Financial Statements.

1242

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mastercard, Inc., Class A	192,890	$37,906,743
PayPal Holdings, Inc.*	251,036	20,903,768
Visa, Inc., Class A	340,308	45,073,794
Worldpay, Inc.*	203,100	16,609,518

		141,701,050

Semiconductors & Semiconductor Equipment (2.5%)
ASML Holding NV (Registered) (NYRS)	49,600	9,819,312
Broadcom, Inc.	61,000	14,801,040
Texas Instruments, Inc.	112,303	12,381,406

		37,001,758

Software (14.2%)
Activision Blizzard, Inc.	136,500	10,417,680
Electronic Arts, Inc.*	104,200	14,694,284
Intuit, Inc.	118,564	24,223,218
Microsoft Corp.	769,000	75,831,090
Red Hat, Inc.*	69,084	9,282,817
salesforce.com, Inc.*	193,029	26,329,156
ServiceNow, Inc.*	63,178	10,896,310
Symantec Corp.	827,645	17,090,869
VMware, Inc., Class A*	42,885	6,302,808
Workday, Inc., Class A*	86,290	10,451,445

		205,519,677

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	63,901	11,828,714

Total Information Technology		617,341,490

Materials (0.6%)
Chemicals (0.6%)
DowDuPont, Inc.	133,700	8,813,504

Total Materials		8,813,504

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Crown Castle International Corp. (REIT)	170,613	18,395,494

Total Real Estate		18,395,494

Utilities (1.6%)
Electric Utilities (0.4%)
NextEra Energy, Inc.	34,800	5,812,644

Multi-Utilities (0.8%)
Sempra Energy	101,620	11,799,098

Water Utilities (0.4%)
American Water Works Co., Inc.	60,400	5,156,952

Total Utilities		22,768,694

Total Common Stocks (98.8%) (Cost $840,966,837)		1,433,892,692

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment Corp. 5.000%, 10/1/24	$1,520,933	2,601,230

Total Consumer Discretionary		2,601,230

Total Long-Term Debt Securities (0.2%) (Cost $2,814,580)		2,601,230

SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $900,149, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $918,000. (xx)	900,000	900,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $4,401,865, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $4,638,866. (xx)	4,400,000	4,400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $408,003. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $612,001. (xx)	600,000	600,000

See Notes to Financial Statements.

1243

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $700,117, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $714,002. (xx)	$700,000	$700,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $1,000,183, collateralized by various Common Stocks; total market value $1,112,195. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $3,000,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $3,061,395. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,780,387, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,816,520. (xx)	1,780,091	1,780,091
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $4,000,700, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $4,080,061. (xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $3,000,520, collateralized by various Common Stocks; total market value $3,338,674. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $2,900,503, collateralized by various Common Stocks; total market value $3,227,385. (xx)	2,900,000	2,900,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $2,000,821, collateralized by various Common Stocks; total market value $2,225,782. (xx)	2,000,000	2,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $3,001,126, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $3,060,002. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		27,680,091

Total Short-Term Investments (1.9%) (Cost $27,680,091)		27,680,091

Total Investments in Securities (100.9%) (Cost $871,461,508)		1,464,174,013
Other Assets Less Liabilities (-0.9%)		(13,766,481)

Net Assets (100%)		$1,450,407,532

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $403,266 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $30,770,633. This was secured by cash collateral of $27,680,091 which was subsequently invested in joint repurchase agreements with a total value of $27,680,091, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,362,695 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

See Notes to Financial Statements.

1244

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$340,947,276	$—	$—	$340,947,276
Consumer Staples	24,243,977	—	—	24,243,977
Financials	86,693,908	—	—	86,693,908
Health Care	186,348,505	—	—	186,348,505
Industrials	128,339,844	—	—	128,339,844
Information Technology	591,836,335	25,505,155	—	617,341,490
Materials	8,813,504	—	—	8,813,504
Real Estate	18,395,494	—	—	18,395,494
Utilities	22,768,694	—	—	22,768,694
Convertible Bonds
Consumer Discretionary	—	2,601,230	—	2,601,230
Short-Term Investments
Repurchase Agreements	—	27,680,091	—	27,680,091

Total Assets	$1,408,387,537	$55,786,476	$—	$1,464,174,013

Total Liabilities	$—	$—	$—	$—

Total	$1,408,387,537	$55,786,476	$—	$1,464,174,013

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$347,606,912
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$363,160,470

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$609,959,701
Aggregate gross unrealized depreciation	(18,096,444)

Net unrealized appreciation	$591,863,257

Federal income tax cost of investments in securities and derivative instruments, if applicable	$872,310,756

For the six months ended June 30, 2018, the Portfolio incurred approximately $4,461 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1245

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $843,781,417)	$1,436,493,922
Repurchase Agreements (Cost $27,680,091)	27,680,091
Cash	11,503,809
Receivable for securities sold	4,542,483
Dividends, interest and other receivables	545,392
Receivable from Separate Accounts for Portfolio shares sold	505,509
Securities lending income receivable	48,355
Other assets	15,324

Total assets	1,481,334,885

LIABILITIES
Payable for return of collateral on securities loaned	27,680,091
Payable for securities purchased	1,503,897
Investment management fees payable	762,793
Payable to Separate Accounts for Portfolio shares redeemed	527,200
Distribution fees payable – Class IB	213,521
Administrative fees payable	118,354
Distribution fees payable – Class IA	37,649
Accrued expenses	83,848

Total liabilities	30,927,353

NET ASSETS	$1,450,407,532

Net assets were comprised of:
Paid in capital	$777,951,216
Accumulated undistributed net investment income (loss)	(280,414)
Accumulated undistributed net realized gain (loss)	80,024,225
Net unrealized appreciation (depreciation)	592,712,505

Net assets	$1,450,407,532

Class IA
Net asset value, offering and redemption price per share, $180,594,215 / 3,493,295 shares outstanding (unlimited amount authorized: $0.01 par value)	$51.70

Class IB
Net asset value, offering and redemption price per share, $1,027,884,882 / 20,121,828 shares outstanding (unlimited amount authorized: $0.01 par value)	$51.08

Class K
Net asset value, offering and redemption price per share, $241,928,435 / 4,595,055 shares outstanding (unlimited amount authorized: $0.01 par value)	$52.65

(x)	Includes value of securities on loan of $30,770,633.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,803 foreign withholding tax)	$6,006,455
Interest	81,944
Securities lending (net)	242,197

Total income	6,330,596

EXPENSES
Investment management fees	5,148,787
Distribution fees – Class IB	1,226,977
Administrative fees	683,429
Distribution fees – Class IA	216,154
Printing and mailing expenses	51,793
Professional fees	41,320
Custodian fees	40,663
Trustees’ fees	15,187
Miscellaneous	12,439

Gross expenses	7,436,749
Less: Waiver from investment manager	(739,355)

Net expenses	6,697,394

NET INVESTMENT INCOME (LOSS)	(366,798)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	62,147,989
Foreign currency transactions	(12,794)

Net realized gain (loss)	62,135,195

Change in unrealized appreciation (depreciation) on:
Investments in securities	66,375,973
Foreign currency translations	(285)

Net change in unrealized appreciation (depreciation)	66,375,688

NET REALIZED AND UNREALIZED GAIN (LOSS)	128,510,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,144,085

See Notes to Financial Statements.

1246

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(366,798)	$(152,390)
Net realized gain (loss)	62,135,195	117,297,729
Net change in unrealized appreciation (depreciation)	66,375,688	216,791,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	128,144,085	333,937,063

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(13,885,230)
Class IB	—	(73,712,266)
Class K	—	(19,847,899)

TOTAL DISTRIBUTIONS	—	(107,445,395)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 363,790 and 864,885 shares, respectively ]	18,322,779	38,888,276
Capital shares issued in reinvestment of distributions [ 0 and 294,405 shares, respectively ]	—	13,885,230
Capital shares repurchased [ (431,181) and (520,493) shares, respectively ]	(21,365,855)	(24,064,044)

Total Class IA transactions	(3,043,076)	28,709,462

Class IB
Capital shares sold [ 1,205,193 and 2,067,646 shares, respectively ]	60,116,799	94,308,829
Capital shares issued in reinvestment of distributions [ 0 and 1,581,572 shares, respectively ]	—	73,712,266
Capital shares repurchased [ (770,825) and (1,376,204) shares, respectively ]	(38,082,543)	(61,232,884)

Total Class IB transactions	22,034,256	106,788,211

Class K
Capital shares sold [ 285,298 and 289,243 shares, respectively ]	14,356,238	13,211,574
Capital shares issued in reinvestment of distributions [ 0 and 413,811 shares, respectively ]	—	19,847,899
Capital shares repurchased [ (885,901) and (1,171,031) shares, respectively ]	(45,133,681)	(55,445,218)

Total Class K transactions	(30,777,443)	(22,385,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,786,263)	113,111,928

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,357,822	339,603,596
NET ASSETS:
Beginning of period	1,334,049,710	994,446,114

End of period (a)	$1,450,407,532	$1,334,049,710

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(280,414)	$86,384

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$47.14	$38.42	$38.58	$36.32	$33.43	$24.24

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.03)	(0.07)	(0.15)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	4.58	12.82	0.59	3.84	3.02	9.31

Total from investment operations	4.56	12.79	0.52	3.69	2.89	9.19

Less distributions:
Distributions from net realized gains	—	(4.07)	(0.68)	(1.43)	—	—

Net asset value, end of period	$51.70	$47.14	$38.42	$38.58	$36.32	$33.43

Total return (b)	9.67%	33.35%	1.35%	10.22%	8.64%	37.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$180,594	$167,855	$112,254	$104,350	$71,210	$47,268
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.03%	1.08%	1.10%	1.10%	1.10%
Before waivers (a)(f)	1.11%	1.12%	1.13%	1.13%	1.13%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.09)%	(0.06)%	(0.18)%	(0.38)%	(0.37)%	(0.41)%
Before waivers (a)(f)	(0.20)%	(0.15)%	(0.23)%	(0.41)%	(0.41)%	(0.45)%
Portfolio turnover rate (z)^	25%	56%	44%	38%	37%	40%

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$46.58	$38.00	$38.17	$35.95	$33.09	$23.99

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.03)	(0.07)	(0.15)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	4.52	12.68	0.58	3.80	2.99	9.20

Total from investment operations	4.50	12.65	0.51	3.65	2.86	9.10

Less distributions:
Distributions from net realized gains	—	(4.07)	(0.68)	(1.43)	—	—

Net asset value, end of period	$51.08	$46.58	$38.00	$38.17	$35.95	$33.09

Total return (b)	9.66%	33.35%	1.34%	10.22%	8.64%	37.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,027,885	$917,062	$661,719	$647,977	$544,676	$490,761
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.03%	1.08%	1.10%	1.10%	1.10%
Before waivers (a)(f)	1.11%	1.12%	1.13%	1.13%	1.13%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.09)%	(0.06)%	(0.18)%	(0.38)%	(0.38)%	(0.38)%
Before waivers (a)(f)	(0.20)%	(0.15)%	(0.23)%	(0.41)%	(0.41)%	(0.41)%
Portfolio turnover rate (z)^	25%	56%	44%	38%	37%	40%

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$47.95	$38.93	$38.99	$36.60	$33.60	$24.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.08	0.03	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	4.66	13.01	0.59	3.87	3.04	9.34

Total from investment operations	4.70	13.09	0.62	3.82	3.00	9.30

Less distributions:
Distributions from net realized gains	—	(4.07)	(0.68)	(1.43)	—	—

Net asset value, end of period	$52.65	$47.95	$38.93	$38.99	$36.60	$33.60

Total return (b)	9.80%	33.69%	1.59%	10.50%	8.93%	38.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$241,928	$249,133	$220,473	$88,004	$91,125	$89,734
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.78%	0.83%	0.85%	0.85%	0.85%
Before waivers (a)(f)	0.86%	0.87%	0.88%	0.88%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.15%	0.18%	0.09%	(0.13)%	(0.13)%	(0.16)%
Before waivers (a)(f)	0.04%	0.10%	0.04%	(0.16)%	(0.16)%	(0.19)%
Portfolio turnover rate (z)^	25%	56%	44%	38%	37%	40%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1249

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	25.4%
Financials	16.4
Industrials	13.3
Health Care	13.2
Consumer Discretionary	12.9
Consumer Staples	6.2
Energy	4.7
Materials	3.5
Real Estate	2.5
Repurchase Agreements	2.3
Telecommunication Services	0.9
Cash and Other	(1.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IB
Actual	$1,000.00	$1,024.68	$5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*  Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1250

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (1.3%)
Aptiv plc	14,868	$1,362,355

Distributors (1.4%)
LKQ Corp.*	48,315	1,541,249

Hotels, Restaurants & Leisure (0.9%)
Norwegian Cruise Line Holdings Ltd.*	20,931	988,990

Household Durables (1.7%)
Newell Brands, Inc.	70,541	1,819,252

Internet & Direct Marketing Retail (5.2%)
Amazon.com, Inc.*	2,718	4,620,056
Expedia Group, Inc.	7,777	934,718

		5,554,774

Specialty Retail (2.4%)
TJX Cos., Inc. (The)	27,758	2,642,006

Total Consumer Discretionary		13,908,626

Consumer Staples (6.2%)
Food & Staples Retailing (1.3%)
Walgreens Boots Alliance, Inc.	22,971	1,378,605

Food Products (1.8%)
Mondelez International, Inc., Class A	47,257	1,937,537

Tobacco (3.1%)
Philip Morris International, Inc.	40,911	3,303,154

Total Consumer Staples		6,619,296

Energy (4.7%)
Oil, Gas & Consumable Fuels (4.7%)
Concho Resources, Inc.*	11,454	1,584,661
Hess Corp.	28,725	1,921,415
Noble Energy, Inc.	45,230	1,595,715

Total Energy		5,101,791

Financials (16.4%)
Banks (5.2%)
JPMorgan Chase & Co.	25,187	2,624,485
Wells Fargo & Co.	52,911	2,933,386

		5,557,871

Consumer Finance (4.7%)
American Express Co.	29,243	2,865,814
Synchrony Financial	66,956	2,234,991

		5,100,805

Diversified Financial Services (1.6%)
Voya Financial, Inc.	36,231	1,702,857

Insurance (4.9%)
Marsh & McLennan Cos., Inc.	38,914	3,189,781
MetLife, Inc.	46,552	2,029,667

		5,219,448

Total Financials		17,580,981

Health Care (13.2%)
Biotechnology (4.2%)
Alnylam Pharmaceuticals, Inc.*	8,834	870,061
Coherus Biosciences, Inc.*	25,531	357,434
Incyte Corp.*	26,146	1,751,782
Ironwood Pharmaceuticals, Inc.*	50,297	961,678
Lexicon Pharmaceuticals, Inc. (x)*	48,692	584,304

		4,525,259

Health Care Providers & Services (3.7%)
Laboratory Corp. of America Holdings*	7,484	1,343,602
UnitedHealth Group, Inc.	10,585	2,596,924

		3,940,526

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	4,372	1,261,497

Pharmaceuticals (4.1%)
Allergan plc	12,918	2,153,689
Johnson & Johnson	18,976	2,302,548

		4,456,237

Total Health Care		14,183,519

Industrials (13.3%)
Aerospace & Defense (1.6%)
Spirit AeroSystems Holdings, Inc., Class A	20,011	1,719,145

Airlines (1.5%)
Spirit Airlines, Inc. (x)*	44,638	1,622,591

Building Products (3.0%)
Allegion plc	22,800	1,763,808
Masco Corp.	38,867	1,454,403

		3,218,211

Commercial Services & Supplies (1.5%)
MSA Safety, Inc.	7,814	752,801
Stericycle, Inc.*	13,704	894,734

		1,647,535

Electrical Equipment (0.8%)
Sensata Technologies Holding plc*	17,857	849,636

Machinery (4.9%)
AGCO Corp.	24,439	1,483,936
Gardner Denver Holdings, Inc.*	82,876	2,435,726
Wabtec Corp.	13,501	1,330,929

		5,250,591

Total Industrials		14,307,709

Information Technology (25.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	3,382	870,831

Electronic Equipment, Instruments & Components (0.8%)
Jabil, Inc.	32,198	890,597

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (4.2%)
Facebook, Inc., Class A*	18,725	$3,638,642
GoDaddy, Inc., Class A*	12,869	908,551

		4,547,193

IT Services (3.3%)
Visa, Inc., Class A	16,969	2,247,544
Worldpay, Inc.*	16,084	1,315,350

		3,562,894

Semiconductors & Semiconductor Equipment (10.6%)
Broadcom, Inc.	5,388	1,307,344
Cirrus Logic, Inc.*	23,320	893,856
KLA-Tencor Corp.	8,407	861,970
Lam Research Corp.	5,668	979,714
Marvell Technology Group Ltd.	84,674	1,815,410
Microchip Technology, Inc. (x)	10,294	936,239
Micron Technology, Inc.*	34,316	1,799,531
Skyworks Solutions, Inc.	9,856	952,582
Teradyne, Inc.	23,639	899,937
Universal Display Corp. (x)	10,239	880,554

		11,327,137

Software (4.0%)
Electronic Arts, Inc.*	7,392	1,042,420
salesforce.com, Inc.*	9,633	1,313,941
Take-Two Interactive Software, Inc.*	8,602	1,018,133
Ultimate Software Group, Inc. (The)*	3,478	894,924

		4,269,418

Technology Hardware, Storage & Peripherals (1.7%)
Western Digital Corp.	23,047	1,784,068

Total Information Technology		27,252,138

Materials (3.5%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	17,466	1,365,492
Eastman Chemical Co.	10,744	1,073,970

		2,439,462

Metals & Mining (1.2%)
Steel Dynamics, Inc.	28,689	1,318,260

Total Materials		3,757,722

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Simon Property Group, Inc. (REIT)	15,765	2,683,045

Total Real Estate		2,683,045

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
T-Mobile US, Inc.*	15,901	950,085

Total Telecommunication Services		950,085

Total Common Stocks (99.0%) (Cost $86,361,647)		106,344,912

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $102,000. (xx)	$100,000	100,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $200,085, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $210,858. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $60,083, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $61,275. (xx)	60,073	60,073
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $102,000. (xx)	100,000	100,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018, collateralized by various Common Stocks; total market value $111,220. (xx)	100,000	100,000

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $1,235,235, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $1,259,805. (xx)	$1,235,020	$1,235,020
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $300,052, collateralized by various Common Stocks; total market value $333,867. (xx)	300,000	300,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $300,052, collateralized by various Common Stocks; total market value $333,867. (xx)	300,000	300,000

Total Repurchase Agreements		2,495,093

Total Short-Term Investments (2.3%) (Cost $2,495,093)		2,495,093

Total Investments in Securities (101.3%) (Cost $88,856,740)		108,840,005
Other Assets Less Liabilities (-1.3%)		(1,369,971)

Net Assets (100%)		$107,470,034

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $2,767,788. This was secured by cash collateral of $2,495,093 which was subsequently invested in joint repurchase agreements with a total value of $2,495,093, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $296,903 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,908,626	$—	$—	$13,908,626
Consumer Staples	6,619,296	—	—	6,619,296
Energy	5,101,791	—	—	5,101,791
Financials	17,580,981	—	—	17,580,981
Health Care	14,183,519	—	—	14,183,519
Industrials	14,307,709	—	—	14,307,709
Information Technology	27,252,138	—	—	27,252,138
Materials	3,757,722	—	—	3,757,722
Real Estate	2,683,045	—	—	2,683,045
Telecommunication Services	950,085	—	—	950,085
Short-Term Investments
Repurchase Agreements	—	2,495,093	—	2,495,093

Total Assets	$106,344,912	$2,495,093	$—	$108,840,005

Total Liabilities	$—	$—	$—	$—

Total	$106,344,912	$2,495,093	$—	$108,840,005

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

1253

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,894,586
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$34,966,306

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,040,842
Aggregate gross unrealized depreciation	(4,055,108)

Net unrealized appreciation	$19,985,734

Federal income tax cost of investments in securities and derivative instruments, if applicable	$88,854,271

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $86,361,647)	$106,344,912
Repurchase Agreements (Cost $2,495,093)	2,495,093
Cash	1,219,651
Dividends, interest and other receivables	82,356
Receivable from Separate Accounts for Portfolio shares sold	30,428
Securities lending income receivable	724
Other assets	1,146

Total assets	110,174,310

LIABILITIES
Payable for return of collateral on securities loaned	2,495,093
Payable to Separate Accounts for Portfolio shares redeemed	84,988
Investment management fees payable	56,380
Distribution fees payable – Class IB	22,610
Administrative fees payable	8,837
Accrued expenses	36,368

Total liabilities	2,704,276

NET ASSETS	$107,470,034

Net assets were comprised of:
Paid in capital	$78,447,456
Accumulated undistributed net investment income (loss)	181,959
Accumulated undistributed net realized gain (loss)	8,857,354
Net unrealized appreciation (depreciation)	19,983,265

Net assets	$107,470,034

Class IB
Net asset value, offering and redemption price per share, $107,470,034 / 10,349,763 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.38

(x)	Includes value of securities on loan of $2,767,788.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$702,514
Interest	6,625
Securities lending (net)	4,372

Total income	713,511

EXPENSES
Investment management fees	411,318
Distribution fees – Class IB	137,106
Administrative fees	53,535
Professional fees	25,388
Custodian fees	9,917
Printing and mailing expenses	4,083
Trustees’ fees	1,218
Miscellaneous	1,100

Gross expenses	643,665
Less: Waiver from investment manager	(67,738)

Net expenses	575,927

NET INVESTMENT INCOME (LOSS)	137,584

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	7,475,187
Net change in unrealized appreciation (depreciation) on investments in securities	(4,836,550)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,638,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,776,221

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$137,584	$299,308
Net realized gain (loss)	7,475,187	7,017,627
Net change in unrealized appreciation (depreciation)	(4,836,550)	12,728,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,776,221	20,045,876

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(295,487)
Distributions from net realized capital gains
Class IB	—	(6,711,476)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,006,963)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 475,544 and 1,620,635 shares, respectively ]	4,932,258	15,920,418
Capital shares issued in reinvestment of dividends and distributions [ 0 and 703,145 shares, respectively ]	—	7,006,963
Capital shares repurchased [ (1,087,986) and (1,896,945) shares, respectively ]	(11,234,562)	(18,866,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,302,304)	4,061,337

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,526,083)	17,100,250
NET ASSETS:
Beginning of period	110,996,117	93,895,867

End of period (a)	$107,470,034	$110,996,117

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$181,959	$44,375

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.13	$8.91	$8.35	$9.81	$8.62	$6.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.03	0.07	0.06	0.06	0.05
Net realized and unrealized gain (loss)	0.24	1.86	0.77	(0.21)	1.19	2.23

Total from investment operations	0.25	1.89	0.84	(0.15)	1.25	2.28

Less distributions:
Dividends from net investment income	—	(0.03)	(0.07)	(0.06)	(0.06)	(0.08)
Distributions from net realized gains	—	(0.64)	(0.21)	(1.25)	—	—

Total dividends and distributions	—	(0.67)	(0.28)	(1.31)	(0.06)	(0.08)

Net asset value, end of period	$10.38	$10.13	$8.91	$8.35	$9.81	$8.62

Total return (b)	2.47%	21.37%	10.16%	(1.46)%	14.46%	35.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107,470	$110,996	$93,896	$95,012	$96,012	$84,704
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.17%	1.18%	1.20%	1.19%	1.20%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.25%	0.28%	0.80%	0.57%	0.62%	0.61%
After waivers and fees paid indirectly (a)(f)	0.25%	0.28%	0.80%	0.57%	0.62%	0.61%
Before waivers and fees paid indirectly (a)(f)	0.13%	0.15%	0.65%	0.44%	0.47%	0.47%
Portfolio turnover rate (z)^	27%	65%	61%	54%	45%	58%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1257

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	39.4%
Health Care	19.1
Consumer Discretionary	17.9
Industrials	9.1
Financials	4.3
Consumer Staples	3.3
Energy	2.3
Materials	1.6
Repurchase Agreements	1.6
Real Estate	1.2
Investment Company	0.5
Utilities	0.2
Telecommunication Services	0.1
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,105.43	$5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.95	4.90
Class IB
Actual	1,000.00	1,105.57	5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.95	4.90
Class K
Actual	1,000.00	1,107.03	3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.65

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1258

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.9%)
Auto Components (0.3%)
Aptiv plc	42,220	$3,868,619
Gentex Corp.	8,000	184,160
Lear Corp.	900	167,229
Tenneco, Inc.	2,500	109,900

		4,329,908

Automobiles (0.3%)
Tesla, Inc. (x)*	11,903	4,082,134
Thor Industries, Inc.	2,200	214,258

		4,296,392

Distributors (0.0%)
LKQ Corp.*	5,163	164,700
Pool Corp.	2,112	319,968

		484,668

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	205,040
Grand Canyon Education, Inc.*	2,100	234,381
H&R Block, Inc.	7,800	177,684
Houghton Mifflin Harcourt Co.*	6,200	47,430
Service Corp. International	7,325	262,162
ServiceMaster Global Holdings, Inc.*	4,800	285,456
Weight Watchers International, Inc.*	1,800	181,980

		1,394,133

Hotels, Restaurants & Leisure (1.9%)
Bloomin’ Brands, Inc.	6,400	128,640
Brinker International, Inc. (x)	2,800	133,280
Carnival Corp.	30,150	1,727,897
Chipotle Mexican Grill, Inc.*	1,186	511,605
Choice Hotels International, Inc.	2,332	176,299
Darden Restaurants, Inc.	2,700	289,062
Denny’s Corp.*	5,082	80,956
Domino’s Pizza, Inc.	1,808	510,163
Dunkin’ Brands Group, Inc. (x)	5,362	370,353
Extended Stay America, Inc.	3,000	64,830
Hilton Worldwide Holdings, Inc.	35,383	2,800,917
ILG, Inc.	5,788	191,178
International Game Technology plc (x)	7,600	176,624
Las Vegas Sands Corp.	22,337	1,705,653
Marriott International, Inc., Class A	31,993	4,050,313
McDonald’s Corp.	6,668	1,044,809
MGM Resorts International	5,000	145,150
Pinnacle Entertainment, Inc.*	2,068	69,754
Planet Fitness, Inc., Class A*	4,000	175,760
Restaurant Brands International, Inc.	18,600	1,121,580
Scientific Games Corp., Class A*	3,400	167,110
Shake Shack, Inc., Class A (x)*	41,200	2,726,616
Six Flags Entertainment Corp. (x)	3,500	245,175
Sonic Corp. (x)	4,554	156,749
Starbucks Corp.	57,318	2,799,984
Texas Roadhouse, Inc.	2,900	189,979
Vail Resorts, Inc.	1,700	466,123
Wyndham Destinations, Inc.	4,832	213,913
Wyndham Hotels & Resorts, Inc.	4,832	284,267
Wynn Resorts Ltd.	4,058	679,066
Yum China Holdings, Inc.	4,662	179,301
Yum! Brands, Inc.	4,162	325,552

		23,908,658

Household Durables (0.1%)
DR Horton, Inc.	8,800	360,801
iRobot Corp. (x)*	990	75,012
Lennar Corp., Class A	6,600	346,500
NVR, Inc.*	98	291,094
PulteGroup, Inc.	6,400	184,000
Roku, Inc. (x)*	4,000	170,480
Tempur Sealy International, Inc. (x)*	2,300	110,515
Toll Brothers, Inc.	5,000	184,950
TopBuild Corp.*	1,868	146,339

		1,869,691

Internet & Direct Marketing Retail (7.2%)
Amazon.com, Inc.*	34,136	58,024,372
Booking Holdings, Inc.*	5,952	12,065,240
Expedia Group, Inc.	5,530	664,651
Liberty Expedia Holdings, Inc., Class A*	6,625	291,103
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	122,682
Netflix, Inc.*	38,725	15,158,126
Nutrisystem, Inc.	1,650	63,525
Qurate Retail, Inc., Class A*	63,422	1,345,815
TripAdvisor, Inc.*	4,944	275,430
Wayfair, Inc., Class A*	2,400	285,024

		88,295,968

Leisure Products (0.1%)
Brunswick Corp.	3,400	219,232
Hasbro, Inc.	4,339	400,534
Mattel, Inc. (x)	10,800	177,336
Polaris Industries, Inc.	3,208	391,953

		1,189,055

Media (3.1%)
AMC Networks, Inc., Class A*	54,928	3,416,522
Cable One, Inc.	300	219,987
CBS Corp. (Non-Voting), Class B	33,980	1,910,356
Charter Communications, Inc., Class A*	5,318	1,559,291
Comcast Corp., Class A	210,042	6,891,477
Discovery, Inc., Class A (x)*	78,311	2,153,552
Discovery, Inc., Class C*	27,953	712,802
GCI Liberty, Inc., Class A*	9,938	448,005
Interpublic Group of Cos., Inc. (The)	13,577	318,245

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Broadband Corp., Class A*	11,190	$846,412
Liberty Broadband Corp., Class C*	16,132	1,221,515
Liberty Global plc, Class A*	10,136	279,145
Liberty Global plc, Class C*	20,514	545,878
Liberty Latin America Ltd., Class A*	1,770	33,842
Liberty Latin America Ltd., Class C*	3,065	59,400
Liberty Media Corp.-Liberty Braves, Class A*	1,645	42,293
Liberty Media Corp.-Liberty Braves, Class C*	3,300	85,338
Liberty Media Corp.-Liberty Formula One, Class A*	4,113	145,230
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	306,360
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	741,163
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,497,106
Lions Gate Entertainment Corp., Class A (x)	2,200	54,604
Lions Gate Entertainment Corp., Class B (x)	24,164	566,887
Live Nation Entertainment, Inc.*	5,900	286,563
Madison Square Garden Co. (The), Class A*	11,620	3,604,408
MSG Networks, Inc., Class A*	32,661	782,231
New York Times Co. (The), Class A	7,000	181,300
Omnicom Group, Inc.	6,526	497,738
Sirius XM Holdings, Inc. (x)	61,511	416,429
Viacom, Inc., Class B	13,324	401,852
Walt Disney Co. (The)	61,087	6,402,528
World Wrestling Entertainment, Inc., Class A (x)	36,779	2,678,247

		39,306,706

Multiline Retail (0.7%)
Dollar General Corp.	37,353	3,683,006
Dollar Tree, Inc.*	2,209	187,765
Nordstrom, Inc.	7,374	381,826
Ollie’s Bargain Outlet Holdings, Inc.*	66,100	4,792,250

		9,044,847

Specialty Retail (3.3%)
Advance Auto Parts, Inc.	1,366	185,366
AutoZone, Inc.*	991	664,892
Best Buy Co., Inc.	2,700	201,366
Burlington Stores, Inc.*	2,900	436,537
CarMax, Inc.*	4,699	342,416
Carvana Co. (x)*	4,800	199,680
Five Below, Inc.*	110,900	10,836,038
Floor & Decor Holdings, Inc., Class A*	3,600	177,588
Gap, Inc. (The)	5,900	191,101
Home Depot, Inc. (The)	71,333	13,917,067
L Brands, Inc.	7,577	279,440
Lowe’s Cos., Inc.	36,092	3,449,312
Michaels Cos., Inc. (The)*	5,600	107,352
O’Reilly Automotive, Inc.*	4,096	1,120,543
Ross Stores, Inc.	39,174	3,319,997
Tiffany & Co.	1,400	184,240
TJX Cos., Inc. (The)	26,743	2,545,399
Tractor Supply Co.	6,228	476,380
Ulta Beauty, Inc.*	2,904	677,968
Urban Outfitters, Inc.*	4,100	182,655
Williams-Sonoma, Inc. (x)	4,290	263,320

		39,758,657

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	2,244	243,227
Columbia Sportswear Co.	2,000	182,940
Deckers Outdoor Corp.*	1,848	208,621
Hanesbrands, Inc. (x)	21,648	476,689
Lululemon Athletica, Inc.*	5,200	649,220
Michael Kors Holdings Ltd.*	2,800	186,480
NIKE, Inc., Class B	73,666	5,869,707
Oxford Industries, Inc.	858	71,197
Skechers U.S.A., Inc., Class A*	6,400	192,064
Steven Madden Ltd.	3,294	174,911
Tapestry, Inc.	4,200	196,182
Under Armour, Inc., Class A (x)*	8,100	182,088
Under Armour, Inc., Class C*	8,524	179,686
VF Corp.	10,804	880,742
Wolverine World Wide, Inc.	5,800	201,666

		9,895,420

Total Consumer Discretionary		223,774,103

Consumer Staples (3.3%)
Beverages (1.6%)
Brown-Forman Corp., Class A	3,200	156,352
Brown-Forman Corp., Class B	12,310	603,313
Coca-Cola Co. (The)	129,854	5,695,396
Constellation Brands, Inc., Class A	20,152	4,410,668
Dr Pepper Snapple Group, Inc.	8,627	1,052,494
Monster Beverage Corp.*	18,873	1,081,423
National Beverage Corp.*	1,700	181,730
PepsiCo, Inc.	55,018	5,989,810

		19,171,186

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	32,081	6,704,288
Performance Food Group Co.*	4,900	179,830
Sysco Corp.	20,966	1,431,768
US Foods Holding Corp.*	5,000	189,100

		8,504,986

Food Products (0.1%)
Campbell Soup Co. (x)	5,160	209,186
General Mills, Inc.	4,194	185,626
Hershey Co. (The)	5,338	496,755
Kellogg Co.	5,459	381,421
McCormick & Co., Inc. (Non-Voting)	1,804	209,426

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	2,200	$189,244

		1,671,658

Household Products (0.3%)
Church & Dwight Co., Inc.	12,276	652,592
Clorox Co. (The)	4,884	660,561
Colgate-Palmolive Co.	7,142	462,873
Kimberly-Clark Corp.	13,341	1,405,341

		3,181,367

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,381,525
Herbalife Nutrition Ltd.*	5,800	311,576
Nu Skin Enterprises, Inc., Class A	2,300	179,837

		1,872,938

Tobacco (0.5%)
Altria Group, Inc.	82,825	4,703,631
Philip Morris International, Inc.	22,640	1,827,954

		6,531,585

Total Consumer Staples		40,933,720

Energy (2.3%)
Energy Equipment & Services (0.7%)
Core Laboratories NV (x)	29,432	3,714,613
Halliburton Co.	38,200	1,721,292
National Oilwell Varco, Inc.	41,986	1,822,192
Weatherford International plc (x)*	295,178	971,136

		8,229,233

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	109,218	8,000,218
Andeavor	23,160	3,038,129
Antero Resources Corp.*	8,200	175,070
Apache Corp.	3,600	168,300
Cabot Oil & Gas Corp.	19,534	464,909
Cheniere Energy, Inc.*	5,900	384,621
Cimarex Energy Co.	1,800	183,132
Continental Resources, Inc.*	3,960	256,450
Delek US Holdings, Inc.	3,600	180,612
Diamondback Energy, Inc.	1,700	223,669
EOG Resources, Inc.	27,630	3,438,001
Kosmos Energy Ltd.*	22,700	187,729
Matador Resources Co.*	6,000	180,300
Newfield Exploration Co.*	68,680	2,077,570
ONEOK, Inc.	7,374	514,926
Parsley Energy, Inc., Class A*	6,700	202,876
Pioneer Natural Resources Co.	4,100	775,884
RSP Permian, Inc.*	5,400	237,708

		20,690,104

Total Energy		28,919,337

Financials (4.3%)
Banks (1.0%)
Comerica, Inc.	32,760	2,978,539
East West Bancorp, Inc.	2,900	189,080
MB Financial, Inc.	3,800	$177,460
Pinnacle Financial Partners, Inc.	2,800	171,780
Signature Bank*	1,914	244,762
Sterling Bancorp	74,228	1,744,358
SVB Financial Group*	22,700	6,554,853
Synovus Financial Corp.	3,400	179,622
Texas Capital Bancshares, Inc.*	2,000	183,000
Western Alliance Bancorp*	3,700	209,457

		12,632,911

Capital Markets (2.0%)
Ameriprise Financial, Inc.	1,238	173,171
Cboe Global Markets, Inc.	4,828	502,450
Charles Schwab Corp. (The)	105,061	5,368,617
CME Group, Inc.	13,430	2,201,446
Cohen & Steers, Inc.	528	22,023
Diamond Hill Investment Group, Inc.	132	25,665
E*TRADE Financial Corp.*	2,900	177,364
Eaton Vance Corp.	6,607	344,819
Evercore, Inc., Class A	1,800	189,810
FactSet Research Systems, Inc.	2,376	470,686
Federated Investors, Inc., Class B	5,000	116,600
GAMCO Investors, Inc., Class A	132	3,532
Interactive Brokers Group, Inc., Class A	2,800	180,348
Intercontinental Exchange, Inc.	38,980	2,866,979
Lazard Ltd., Class A	4,800	234,768
LPL Financial Holdings, Inc.	3,900	255,606
MarketAxess Holdings, Inc.	1,700	336,362
Moody’s Corp.	7,297	1,244,576
Morgan Stanley	30,262	1,434,419
Morningstar, Inc.	2,000	256,500
MSCI, Inc.	3,869	640,049
Northern Trust Corp.	2,500	257,225
Pzena Investment Management, Inc., Class A	330	3,039
Raymond James Financial, Inc.	2,100	187,635
S&P Global, Inc.	21,499	4,383,431
SEI Investments Co.	7,193	449,706
State Street Corp.	1,800	167,562
T. Rowe Price Group, Inc.	9,644	1,119,572
TD Ameritrade Holding Corp.	34,203	1,873,298
Virtu Financial, Inc., Class A	6,300	167,265

		25,654,523

Consumer Finance (0.3%)
American Express Co.	21,100	2,067,800
Capital One Financial Corp.	2,000	183,800
Credit Acceptance Corp.*	500	176,700
Discover Financial Services	7,000	492,870
FirstCash, Inc.	2,000	179,700
OneMain Holdings, Inc.*	5,500	183,095
Santander Consumer USA Holdings, Inc.	9,800	187,082
Synchrony Financial	11,500	383,870

		3,854,917

See Notes to Financial Statements.

1261

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	10,700	$1,997,155
Voya Financial, Inc.	3,400	159,800

		2,156,955

Insurance (0.7%)
Alleghany Corp.	300	172,491
American International Group, Inc.	4,900	259,798
Aon plc	10,459	1,434,661
Arch Capital Group Ltd.*	5,100	134,946
Axis Capital Holdings Ltd.	3,300	183,546
Brown & Brown, Inc.	6,700	185,791
Erie Indemnity Co., Class A	1,300	152,438
Everest Re Group Ltd.	800	184,384
Markel Corp.*	200	216,870
Marsh & McLennan Cos., Inc.	10,401	852,570
Primerica, Inc.	2,000	199,200
Progressive Corp. (The)	61,610	3,644,232
RenaissanceRe Holdings Ltd.	1,200	144,384
Travelers Cos., Inc. (The)	2,300	281,382
Validus Holdings Ltd.	2,800	189,280
XL Group Ltd.	4,600	257,370

		8,493,343

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	74,245	819,665

Total Financials		53,612,314

Health Care (19.1%)
Biotechnology (6.4%)
AbbVie, Inc.	69,513	6,440,379
ACADIA Pharmaceuticals, Inc. (x)*	5,600	85,512
Aduro Biotech, Inc.*	1,272	8,904
Agios Pharmaceuticals, Inc.*	12,071	1,016,740
Alexion Pharmaceuticals, Inc.*	17,839	2,214,712
Alkermes plc*	5,610	230,908
Alnylam Pharmaceuticals, Inc.*	2,838	279,515
Amgen, Inc.	64,001	11,813,944
Amicus Therapeutics, Inc. (x)*	11,000	171,820
Arena Pharmaceuticals, Inc.*	4,400	191,840
Array BioPharma, Inc.*	9,400	157,732
Biogen, Inc.*	43,737	12,694,226
BioMarin Pharmaceutical, Inc.*	7,238	681,820
Bluebird Bio, Inc.*	1,100	172,645
Blueprint Medicines Corp.*	2,700	171,396
Celgene Corp.*	62,562	4,968,674
Clovis Oncology, Inc.*	5,800	263,726
Emergent BioSolutions, Inc.*	5,018	253,359
Enanta Pharmaceuticals, Inc.*	1,600	185,440
Exact Sciences Corp.*	4,800	286,992
Exelixis, Inc.*	12,700	273,304
FibroGen, Inc.*	3,200	200,320
Foundation Medicine, Inc. (x)*	1,400	191,380
Genomic Health, Inc.*	726	36,590
Gilead Sciences, Inc.	42,183	2,988,244
Global Blood Therapeutics, Inc. (x)*	4,400	198,880
Halozyme Therapeutics, Inc.*	5,610	94,641
Heron Therapeutics, Inc.*	6,100	236,985
ImmunoGen, Inc.*	17,169	167,054
Immunomedics, Inc. (x)*	10,898	257,956
Incyte Corp.*	13,549	907,783
Insmed, Inc.*	6,600	156,090
Insys Therapeutics, Inc. (x)*	4,000	28,960
Intercept Pharmaceuticals, Inc. (x)*	3,200	268,512
Intrexon Corp. (x)*	6,100	85,034
Ionis Pharmaceuticals, Inc. (x)*	37,882	1,578,543
Ironwood Pharmaceuticals, Inc.*	8,500	162,520
Lexicon Pharmaceuticals, Inc. (x)*	179	2,148
Ligand Pharmaceuticals, Inc. (x)*	27,913	5,782,736
Loxo Oncology, Inc.*	1,100	190,828
Madrigal Pharmaceuticals, Inc. (x)*	600	167,814
Momenta Pharmaceuticals, Inc.*	2,970	60,737
Myriad Genetics, Inc.*	4,800	179,376
Neurocrine Biosciences, Inc.*	47,146	4,631,623
Novavax, Inc. (x)*	19,802	26,535
Portola Pharmaceuticals, Inc.*	4,400	166,188
Progenics Pharmaceuticals, Inc.*	1,452	11,674
ProQR Therapeutics NV*	3,653	26,667
Puma Biotechnology, Inc.*	1,300	76,895
Radius Health, Inc. (x)*	2,600	76,622
Regeneron Pharmaceuticals, Inc.*	3,632	1,253,004
REGENXBIO, Inc.*	2,500	179,375
Sage Therapeutics, Inc.*	2,000	313,060
Sangamo Therapeutics, Inc.*	1,980	28,116
Sarepta Therapeutics, Inc.*	2,300	304,014
Seattle Genetics, Inc.*	4,700	312,033
Spark Therapeutics, Inc. (x)*	3,448	285,356
Spectrum Pharmaceuticals, Inc.*	8,700	182,352
TESARO, Inc. (x)*	4,000	177,880
Ultragenyx Pharmaceutical, Inc.*	5,950	457,377
Vertex Pharmaceuticals, Inc.*	87,585	14,885,946
Xencor, Inc.*	4,700	173,947
ZIOPHARM Oncology, Inc. (x)*	859	2,594

		80,077,977

Health Care Equipment & Supplies (5.2%)
Abaxis, Inc.	1,782	147,924
ABIOMED, Inc.*	22,748	9,305,069
Accuray, Inc.*	2,250	9,225
Align Technology, Inc.*	30,020	10,271,043
Atrion Corp.	66	39,560
AxoGen, Inc.*	33,700	1,693,425
Baxter International, Inc.	2,800	206,752
Becton Dickinson and Co.	16,413	3,931,898
Boston Scientific Corp.*	46,300	1,514,010
Cantel Medical Corp.	1,600	157,376
Cooper Cos., Inc. (The)	15,970	3,760,137
Danaher Corp.	2,322	229,135
DexCom, Inc.*	4,000	379,920

See Notes to Financial Statements.

1262

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Edwards Lifesciences Corp.*	8,822	$1,284,219
Endologix, Inc. (x)*	3,894	22,040
Globus Medical, Inc., Class A*	5,000	252,300
Haemonetics Corp.*	2,000	179,360
Hill-Rom Holdings, Inc.	3,400	296,956
ICU Medical, Inc.*	1,000	293,650
IDEXX Laboratories, Inc.*	4,400	958,936
Inogen, Inc.*	1,000	186,330
Insulet Corp.*	2,376	203,623
Integra LifeSciences Holdings Corp.*	2,900	186,789
Intuitive Surgical, Inc.*	26,127	12,501,247
LivaNova plc*	1,800	179,676
Masimo Corp.*	1,800	175,770
Medtronic plc	30,469	2,608,451
Merit Medical Systems, Inc.*	3,700	189,440
Natus Medical, Inc.*	1,452	50,094
Neogen Corp.*	2,200	176,418
Nevro Corp.*	2,200	175,670
Novocure Ltd.*	6,000	187,800
NuVasive, Inc.*	2,100	109,452
Penumbra, Inc.*	35,400	4,890,510
Quidel Corp.*	1,518	100,947
ResMed, Inc.	6,279	650,379
Stryker Corp.	33,065	5,583,356
Teleflex, Inc.	700	187,747
Varex Imaging Corp.*	2,194	81,375
Varian Medical Systems, Inc.*	3,886	441,916
West Pharmaceutical Services, Inc.	3,200	317,728
Wright Medical Group NV*	13,205	342,802

		64,460,455

Health Care Providers & Services (3.8%)
Aetna, Inc.	5,222	958,237
Amedisys, Inc.*	2,100	179,466
AmerisourceBergen Corp.	8,181	697,594
AMN Healthcare Services, Inc.*	3,100	181,660
Anthem, Inc.	7,886	1,877,105
Centene Corp.*	15,609	1,923,185
Chemed Corp.	900	289,629
Cigna Corp.	24,832	4,220,198
CorVel Corp.*	924	49,896
DaVita, Inc.*	3,100	215,264
Encompass Health Corp.	4,092	277,110
Envision Healthcare Corp.*	4,200	184,842
Express Scripts Holding Co.*	2,609	201,441
HCA Healthcare, Inc.	27,394	2,810,624
HealthEquity, Inc.*	3,200	240,320
Henry Schein, Inc.*	2,578	187,266
Humana, Inc.	8,785	2,614,680
Laboratory Corp. of America Holdings*	1,000	179,530
LHC Group, Inc.*	2,200	188,298
McKesson Corp.	1,043	139,136
Molina Healthcare, Inc.*	2,400	235,056
Premier, Inc., Class A*	5,600	203,728
Select Medical Holdings Corp.*	7,500	136,125
Tenet Healthcare Corp.*	5,197	174,463
UnitedHealth Group, Inc.	118,538	29,082,113
WellCare Health Plans, Inc.*	2,100	517,104

		47,964,070

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	15,000	180,000
athenahealth, Inc.*	1,606	255,579
Cerner Corp.*	6,211	371,356
Computer Programs & Systems, Inc. (x)	858	28,228
Cotiviti Holdings, Inc.*	4,400	194,172
HMS Holdings Corp.*	3,960	85,615
Inovalon Holdings, Inc., Class A (x)*	4,500	44,663
Medidata Solutions, Inc.*	2,300	185,288
Omnicell, Inc.*	1,650	86,543
Quality Systems, Inc.*	2,508	48,906
Teladoc, Inc. (x)*	3,000	174,150
Veeva Systems, Inc., Class A*	4,900	376,613

		2,031,113

Life Sciences Tools & Services (1.4%)
Bio-Techne Corp.	1,700	251,515
Bruker Corp.	6,200	180,048
Charles River Laboratories International, Inc.*	2,200	246,972
Illumina, Inc.*	32,872	9,180,820
Luminex Corp.	3,300	97,449
Mettler-Toledo International, Inc.*	6,750	3,905,753
PRA Health Sciences, Inc.*	2,100	196,056
Syneos Health, Inc.*	2,800	131,320
Thermo Fisher Scientific, Inc.	11,820	2,448,395
Waters Corp.*	3,290	636,911

		17,275,239

Pharmaceuticals (2.1%)
Aerie Pharmaceuticals, Inc.*	2,800	189,140
Akcea Therapeutics, Inc. (x)*	7,300	173,083
Akorn, Inc.*	5,500	91,245
Allergan plc	33,399	5,568,282
Amneal Pharmaceuticals, Inc.*	10,300	169,023
Bristol-Myers Squibb Co.	72,844	4,031,187
Catalent, Inc.*	5,400	226,206
Depomed, Inc.*	2,706	18,049
Eli Lilly & Co.	26,000	2,218,580
Horizon Pharma plc*	10,500	173,880
Innoviva, Inc.*	3,432	47,362
Jazz Pharmaceuticals plc*	13,246	2,282,286
Johnson & Johnson	21,157	2,567,190
Medicines Co. (The) (x)*	2,772	101,732
Merck & Co., Inc.	25,900	1,572,130
Nektar Therapeutics*	6,200	302,746
Supernus Pharmaceuticals, Inc.*	79,200	4,740,120
Valeant Pharmaceuticals International, Inc.*	19,922	462,987
Zoetis, Inc.	20,947	1,784,475

		26,719,703

Total Health Care		238,528,557

Industrials (9.1%)
Aerospace & Defense (2.8%)
Axon Enterprise, Inc. (x)*	3,366	212,664
Boeing Co. (The)	59,577	19,988,680

See Notes to Financial Statements.

1263

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
BWX Technologies, Inc.	4,300	$267,976
Curtiss-Wright Corp.	1,400	166,628
General Dynamics Corp.	4,700	876,127
Harris Corp.	5,200	751,608
HEICO Corp.	1,548	112,859
HEICO Corp., Class A	3,320	202,354
Hexcel Corp.	2,600	172,588
Huntington Ingalls Industries, Inc.	1,544	334,724
L3 Technologies, Inc.	18,606	3,578,306
Lockheed Martin Corp.	9,930	2,933,620
Moog, Inc., Class A	500	38,980
Northrop Grumman Corp.	7,000	2,153,900
Raytheon Co.	12,600	2,434,068
Rockwell Collins, Inc.	1,347	181,414
Spirit AeroSystems Holdings, Inc., Class A	12,599	1,082,380
Textron, Inc.	2,800	184,548
TransDigm Group, Inc.	2,291	790,716

		36,464,140

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	5,729	479,288
Expeditors International of Washington, Inc.	7,654	559,507
FedEx Corp.	10,700	2,429,542
United Parcel Service, Inc., Class B	29,839	3,169,798
XPO Logistics, Inc.*	5,200	520,936

		7,159,071

Airlines (0.3%)
American Airlines Group, Inc.	28,433	1,079,317
Delta Air Lines, Inc.	7,100	351,734
Southwest Airlines Co.	16,500	839,520
United Continental Holdings, Inc.*	22,450	1,565,438

		3,836,009

Building Products (0.4%)
AAON, Inc.	2,449	81,429
Allegion plc	4,745	367,073
AO Smith Corp.	7,000	414,050
Armstrong World Industries, Inc.*	2,900	183,280
Fortune Brands Home & Security, Inc.	3,300	177,177
JELD-WEN Holding, Inc.*	4,700	134,373
Johnson Controls International plc	80,303	2,686,135
Lennox International, Inc.	2,244	449,137
Masco Corp.	9,912	370,907
Trex Co., Inc.*	2,800	175,252

		5,038,813

Commercial Services & Supplies (0.5%)
Brink’s Co. (The)	2,300	183,425
Cintas Corp.	4,472	827,633
Copart, Inc.*	9,030	510,737
Deluxe Corp.	2,310	152,945
Healthcare Services Group, Inc. (x)	4,400	190,036
Interface, Inc.	2,838	65,132
KAR Auction Services, Inc.	6,300	345,240
Knoll, Inc.	3,960	82,408
MSA Safety, Inc.	1,495	144,028
Republic Services, Inc.	2,700	184,572
Rollins, Inc.	4,700	247,126
Tetra Tech, Inc.	3,200	187,200
UniFirst Corp.	1,000	176,900
US Ecology, Inc.	858	54,655
Waste Connections, Inc.	15,950	1,200,716
Waste Management, Inc.	16,800	1,366,512

		5,919,265

Construction & Engineering (0.2%)
Dycom Industries, Inc. (x)*	1,700	160,667
EMCOR Group, Inc.	2,200	167,596
Fluor Corp.	39,712	1,937,151
MasTec, Inc.*	3,800	192,850
Quanta Services, Inc.*	5,000	167,000

		2,625,264

Electrical Equipment (0.5%)
AMETEK, Inc.	43,430	3,133,908
AZZ, Inc.	1,517	65,914
Emerson Electric Co.	19,494	1,347,815
EnerSys	2,200	164,208
Generac Holdings, Inc.*	2,700	139,671
Hubbell, Inc.	1,600	169,184
nVent Electric plc*	12,916	324,192
Rockwell Automation, Inc.	5,634	936,540
Sensata Technologies Holding plc*	3,900	185,562

		6,466,994

Industrial Conglomerates (0.6%)
3M Co.	21,090	4,148,825
Honeywell International, Inc.	20,226	2,913,555
Roper Technologies, Inc.	833	229,833

		7,292,213

Machinery (1.7%)
Allison Transmission Holdings, Inc.	5,900	238,891
Barnes Group, Inc.	2,900	170,810
Caterpillar, Inc.	23,300	3,161,111
Cummins, Inc.	2,300	305,900
Deere & Co.	14,037	1,962,373
Donaldson Co., Inc.	5,111	230,608
Fortive Corp.	21,821	1,682,617
Gardner Denver Holdings, Inc.*	5,500	161,645
Graco, Inc.	9,126	412,678
Hillenbrand, Inc.	3,949	186,195
IDEX Corp.	3,696	504,430
Illinois Tool Works, Inc.	31,829	4,409,590
Ingersoll-Rand plc	36,850	3,306,551
Kennametal, Inc.	5,000	179,500
Lincoln Electric Holdings, Inc.	2,600	228,176
Middleby Corp. (The) (x)*	2,574	268,777
Navistar International Corp.*	4,800	195,456
Nordson Corp.	3,247	416,947
Omega Flex, Inc.	98	7,753
Parker-Hannifin Corp.	1,100	171,435

See Notes to Financial Statements.

1264

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair plc	12,916	$543,505
Proto Labs, Inc.*	1,400	166,530
RBC Bearings, Inc.*	1,400	180,334
Rexnord Corp.*	6,200	180,172
Toro Co. (The)	5,544	334,026
WABCO Holdings, Inc.*	3,036	355,273
Wabtec Corp.	1,888	186,119
Welbilt, Inc.*	8,200	182,942
Woodward, Inc.	2,368	182,004
Xylem, Inc.	4,300	289,734

		20,802,082

Professional Services (0.3%)
ASGN, Inc.*	2,300	179,837
CoStar Group, Inc.*	1,642	677,538
Dun & Bradstreet Corp. (The)	1,200	147,180
Equifax, Inc.	1,416	177,156
Exponent, Inc.	2,352	113,602
Forrester Research, Inc.	858	35,993
Insperity, Inc.	1,900	180,975
Korn/Ferry International	2,900	179,597
Robert Half International, Inc.	5,619	365,797
TransUnion	8,000	573,120
TriNet Group, Inc.*	3,300	184,602
Verisk Analytics, Inc.*	6,368	685,451
WageWorks, Inc.*	2,500	125,000

		3,625,848

Road & Rail (0.9%)
Avis Budget Group, Inc.*	4,374	142,155
CSX Corp.	17,100	1,090,638
Genesee & Wyoming, Inc., Class A*	2,300	187,036
JB Hunt Transport Services, Inc.	3,597	437,215
Kansas City Southern	8,496	900,236
Landstar System, Inc.	1,800	196,560
Old Dominion Freight Line, Inc.	2,900	431,984
Schneider National, Inc., Class B	6,400	176,064
Union Pacific Corp.	56,094	7,947,398

		11,509,286

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,400	184,668
Beacon Roofing Supply, Inc.*	3,400	144,908
Fastenal Co.	15,052	724,453
HD Supply Holdings, Inc.*	7,900	338,831
Kaman Corp.	185	12,893
MSC Industrial Direct Co., Inc., Class A	2,000	169,700
NOW, Inc.*	7,418	98,882
SiteOne Landscape Supply, Inc.*	2,000	167,940
United Rentals, Inc.*	4,356	643,033
Univar, Inc.*	5,600	146,944
Watsco, Inc.	1,200	213,936
WW Grainger, Inc.	2,407	742,318

		3,588,506

Total Industrials		114,327,491

Information Technology (39.4%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	29,500	7,595,955
ARRIS International plc*	22,652	553,728
F5 Networks, Inc.*	3,088	532,526
InterDigital, Inc.	2,046	165,521
Lumentum Holdings, Inc.*	2,700	156,330
Motorola Solutions, Inc.	2,000	232,740
Palo Alto Networks, Inc.*	45,200	9,287,244
Plantronics, Inc.	2,400	183,000
Ubiquiti Networks, Inc. (x)*	2,300	194,856

		18,901,900

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	12,894	1,123,712
Badger Meter, Inc.	2,376	106,207
CDW Corp.	6,100	492,819
Cognex Corp.	7,604	339,214
Coherent, Inc.*	1,100	172,062
Dolby Laboratories, Inc., Class A	14,546	897,343
FLIR Systems, Inc.	3,400	176,698
II-VI, Inc.*	4,000	173,800
IPG Photonics Corp.*	1,300	286,819
Littelfuse, Inc.	1,100	250,998
National Instruments Corp.	4,200	176,316
TE Connectivity Ltd.	47,601	4,286,947
VeriFone Systems, Inc.*	5,500	125,510
Zebra Technologies Corp., Class A*	2,500	358,125

		8,966,570

Internet Software & Services (10.1%)
2U, Inc.*	2,000	167,120
Akamai Technologies, Inc.*	6,800	497,964
Alibaba Group Holding Ltd. (ADR)*	30,040	5,573,321
Alphabet, Inc., Class A*	22,886	25,842,643
Alphabet, Inc., Class C*	21,565	24,058,992
Box, Inc., Class A*	6,500	162,435
Cargurus, Inc.*	5,300	184,122
Cimpress NV*	1,300	188,448
Cornerstone OnDemand, Inc.*	2,640	125,215
Coupa Software, Inc.*	50,300	3,130,672
DocuSign, Inc. (x)*	3,000	158,850
Dropbox, Inc., Class A (x)*	1,526	49,473
eBay, Inc.*	8,900	322,714
Envestnet, Inc.*	3,300	181,335
Etsy, Inc.*	5,200	219,388
Facebook, Inc., Class A*	182,899	35,540,934
GoDaddy, Inc., Class A*	6,500	458,900
GrubHub, Inc. (x)*	76,200	7,994,142
IAC/InterActiveCorp*	3,300	503,217
j2 Global, Inc.	2,200	190,542
LivePerson, Inc.*	630	13,293
LogMeIn, Inc.	7,875	813,094
Match Group, Inc. (x)*	4,600	178,204
New Relic, Inc.*	59,400	5,975,046
NIC, Inc.	992	15,426
Nutanix, Inc., Class A*	4,600	237,222
Okta, Inc.*	3,700	186,369

See Notes to Financial Statements.

1265

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Q2 Holdings, Inc.*	3,200	$182,560
Shopify, Inc., Class A*	3,444	502,445
Stamps.com, Inc.*	726	183,714
Tencent Holdings Ltd. (ADR)	66,840	3,358,710
Trade Desk, Inc. (The), Class A*	2,000	187,600
Twilio, Inc., Class A*	3,200	179,264
Twitter, Inc.*	186,354	8,138,079
VeriSign, Inc.*	4,732	650,271
XO Group, Inc.*	1,518	48,576
Yelp, Inc.*	3,800	148,884
Zillow Group, Inc., Class A*	2,900	173,275
Zillow Group, Inc., Class C (x)*	3,500	206,710

		126,929,169

IT Services (7.4%)
Accenture plc, Class A	28,144	4,604,077
Alliance Data Systems Corp.	2,165	504,878
Automatic Data Processing, Inc.	19,387	2,600,572
Black Knight, Inc.*	5,800	310,590
Booz Allen Hamilton Holding Corp.	5,200	227,396
Broadridge Financial Solutions, Inc.	5,559	639,841
Cardtronics plc, Class A*	660	15,959
Cass Information Systems, Inc.	438	30,143
Cognizant Technology Solutions Corp., Class A	49,964	3,946,656
CoreLogic, Inc.*	3,900	202,410
EPAM Systems, Inc.*	2,300	285,959
Euronet Worldwide, Inc.*	2,400	201,048
ExlService Holdings, Inc.*	792	44,835
Fidelity National Information Services, Inc.	6,536	693,012
First Data Corp., Class A*	21,000	439,530
Fiserv, Inc.*	19,200	1,422,528
FleetCor Technologies, Inc.*	4,106	864,929
Gartner, Inc.*	3,711	493,192
Genpact Ltd.	6,534	189,029
Global Payments, Inc.	20,596	2,296,248
Hackett Group, Inc. (The)	2,178	35,000
International Business Machines Corp.	40,649	5,678,665
Jack Henry & Associates, Inc.	3,828	499,018
Mastercard, Inc., Class A	57,260	11,252,735
MAXIMUS, Inc.	3,000	186,330
Paychex, Inc.	13,973	955,055
PayPal Holdings, Inc.*	202,345	16,849,268
Sabre Corp.	9,500	234,080
Science Applications International Corp.	1,800	145,674
Square, Inc., Class A*	182,200	11,230,808
Switch, Inc., Class A (x)	15,433	187,820
Syntel, Inc.*	7,996	256,592
Teradata Corp.*	4,300	172,645
Total System Services, Inc.	8,002	676,329
Visa, Inc., Class A	175,116	23,194,114
Western Union Co. (The)	8,887	180,673
WEX, Inc.*	1,800	342,864
Worldpay, Inc.*	2,180	178,280

		92,268,782

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Energy Industries, Inc.*	2,400	139,416
Advanced Micro Devices, Inc. (x)*	36,300	544,137
Analog Devices, Inc.	2,591	248,529
Applied Materials, Inc.	95,610	4,416,226
ASML Holding NV (Registered) (NYRS)	3,400	673,098
Broadcom, Inc.	51,611	12,522,893
Cabot Microelectronics Corp.	1,840	197,910
Cavium, Inc.*	2,400	207,600
Cirrus Logic, Inc.*	3,800	145,654
Cree, Inc.*	64,740	2,691,242
Cypress Semiconductor Corp.	11,200	174,496
Entegris, Inc.	7,000	237,300
Integrated Device Technology, Inc.*	7,100	226,348
Intel Corp.	43,617	2,168,201
KLA-Tencor Corp.	7,500	768,975
Lam Research Corp.	7,100	1,227,235
Maxim Integrated Products, Inc.	28,220	1,655,385
Microchip Technology, Inc. (x)	10,248	932,056
Micron Technology, Inc.*	68,020	3,566,969
MKS Instruments, Inc.	2,400	229,680
Monolithic Power Systems, Inc.	1,700	227,239
NVE Corp.	164	19,972
NVIDIA Corp.	60,600	14,356,139
NXP Semiconductors NV*	1,700	185,759
ON Semiconductor Corp.*	17,300	384,666
Power Integrations, Inc.	1,848	134,996
Semtech Corp.*	3,234	152,160
Silicon Laboratories, Inc.*	2,000	199,200
Skyworks Solutions, Inc.	5,595	540,757
Teradyne, Inc.	8,200	312,174
Texas Instruments, Inc.	42,881	4,727,630
Universal Display Corp. (x)	1,518	130,548
Versum Materials, Inc.	4,100	152,315
Xilinx, Inc.	10,377	677,203

		55,174,108

Software (10.4%)
8x8, Inc.*	6,300	126,315
ACI Worldwide, Inc.*	7,000	172,690
Activision Blizzard, Inc.	44,800	3,419,136
Adobe Systems, Inc.*	33,890	8,262,721
American Software, Inc., Class A	192	2,797
ANSYS, Inc.*	3,800	661,884
Aspen Technology, Inc.*	3,800	352,412
Atlassian Corp. plc, Class A*	3,900	243,828
Autodesk, Inc.*	49,458	6,483,449
Blackbaud, Inc.	1,300	133,185
Cadence Design Systems, Inc.*	12,605	545,923
CDK Global, Inc.	5,395	350,945
Ceridian HCM Holding, Inc.*	5,100	169,269
Citrix Systems, Inc.*	37,052	3,884,532
CommVault Systems, Inc.*	2,600	171,210
Dell Technologies, Inc., Class V*	2,100	177,618
Electronic Arts, Inc.*	20,095	2,833,797
Ellie Mae, Inc. (x)*	1,500	155,760

See Notes to Financial Statements.

1266

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	1,400	$270,648
FireEye, Inc.*	11,100	170,829
Fortinet, Inc.*	5,610	350,232
Guidewire Software, Inc.*	3,500	310,730
HubSpot, Inc.*	1,600	200,640
Intuit, Inc.	24,251	4,954,601
Manhattan Associates, Inc.*	3,500	164,535
Microsoft Corp.#	461,389	45,497,568
Nuance Communications, Inc.*	63,492	881,586
OneSpan, Inc.*	1,452	28,532
Oracle Corp.	13,284	585,293
Paycom Software, Inc. (x)*	2,200	217,426
Paylocity Holding Corp.*	2,900	170,694
Pegasystems, Inc.	2,508	137,438
Proofpoint, Inc.*	58,100	6,699,511
PTC, Inc.*	5,000	469,050
Qualys, Inc.*	2,000	168,600
RealPage, Inc.*	3,200	176,320
Red Hat, Inc.*	21,997	2,955,737
RingCentral, Inc., Class A*	2,700	189,945
salesforce.com, Inc.*	83,941	11,449,552
ServiceNow, Inc.*	76,940	13,269,842
Splunk, Inc.*	54,934	5,444,509
SS&C Technologies Holdings, Inc.	7,128	369,943
Synopsys, Inc.*	2,200	188,254
Tableau Software, Inc., Class A*	3,000	293,250
Take-Two Interactive Software, Inc.*	4,000	473,440
Tyler Technologies, Inc.*	2,046	454,417
Ultimate Software Group, Inc. (The)*	1,254	322,667
Varonis Systems, Inc.*	22,300	1,661,350
VMware, Inc., Class A*	13,601	1,998,939
Workday, Inc., Class A*	13,392	1,622,039
Zendesk, Inc.*	5,500	299,695
Zix Corp.*	6,336	34,151
Zscaler, Inc. (x)*	5,000	178,750

		130,808,184

Technology Hardware, Storage & Peripherals (4.9%)
3D Systems Corp. (x)*	4,422	61,068
Apple, Inc.	267,827	49,577,455
NCR Corp.*	5,700	170,886
NetApp, Inc.	11,700	918,801
Pure Storage, Inc., Class A*	7,800	186,264
Seagate Technology plc	128,616	7,262,946
Western Digital Corp.	38,711	2,996,619

		61,174,039

Total Information Technology		494,222,752

Materials (1.6%)
Chemicals (1.0%)
Axalta Coating Systems Ltd.*	7,500	227,325
Balchem Corp.	85	8,342
Celanese Corp.	22,943	2,548,051
Chemours Co. (The)	6,598	292,687
DowDuPont, Inc.	36,590	2,412,013
Ecolab, Inc.	5,040	707,263
FMC Corp.	2,421	215,977
HB Fuller Co.	400	21,472
International Flavors & Fragrances, Inc.	1,524	188,915
LyondellBasell Industries NV, Class A	7,051	774,552
NewMarket Corp.	462	186,879
PolyOne Corp.	4,686	202,529
PPG Industries, Inc.	1,784	185,054
Praxair, Inc.	11,193	1,770,173
RPM International, Inc.	5,478	319,477
Scotts Miracle-Gro Co. (The)	2,400	199,584
Sherwin-Williams Co. (The)	3,706	1,510,454
Westlake Chemical Corp.	2,600	279,838
WR Grace & Co.	3,000	219,930

		12,270,515

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	226,840
Martin Marietta Materials, Inc.	2,606	581,998
Vulcan Materials Co.	5,700	735,642

		1,544,480

Containers & Packaging (0.2%)
Avery Dennison Corp.	3,900	398,190
Berry Global Group, Inc.*	5,500	252,670
Crown Holdings, Inc.*	6,200	277,512
Graphic Packaging Holding Co.	15,179	220,247
International Paper Co.	3,500	182,280
Packaging Corp. of America	4,356	486,958
Sealed Air Corp.	4,345	184,445

		2,002,302

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	130,753	2,256,797
Nucor Corp.	20,086	1,255,375
Royal Gold, Inc.	2,200	204,248
Southern Copper Corp.	3,600	168,732
Steel Dynamics, Inc.	6,000	275,700

		4,160,852

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	7,000	190,540

Total Materials		20,168,689

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	1,500	189,255
American Tower Corp. (REIT)	19,167	2,763,306
CoreSite Realty Corp. (REIT)	1,500	166,230
Crown Castle International Corp. (REIT)	31,196	3,363,554
Equinix, Inc. (REIT)	3,407	1,464,635
Equity LifeStyle Properties, Inc. (REIT)	3,808	349,955
Extra Space Storage, Inc. (REIT)	5,700	568,917
First Industrial Realty Trust, Inc. (REIT)	5,600	186,704
Gaming and Leisure Properties, Inc. (REIT)	8,557	306,341
Hudson Pacific Properties, Inc. (REIT)	5,300	187,779

See Notes to Financial Statements.

1267

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Lamar Advertising Co. (REIT), Class A	3,498	$238,948
National Health Investors, Inc. (REIT)	1,900	139,992
Omega Healthcare Investors, Inc. (REIT) (x)	6,000	186,000
Public Storage (REIT)	6,819	1,546,958
SBA Communications Corp. (REIT)*	5,266	869,522
Simon Property Group, Inc. (REIT)	12,362	2,103,889
Taubman Centers, Inc. (REIT)	2,886	169,581

		14,801,566

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	270,638
Howard Hughes Corp. (The)*	1,400	185,500

		456,138

Total Real Estate		15,257,704

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	19,699	632,535
Cogent Communications Holdings, Inc.	3,800	202,920
Vonage Holdings Corp.*	16,100	207,529
Zayo Group Holdings, Inc.*	8,700	317,376

		1,360,360

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	8,100	483,975

Total Telecommunication Services		1,844,335

Utilities (0.2%)
Gas Utilities (0.0%)
New Jersey Resources Corp.	4,300	192,425

Multi-Utilities (0.1%)
Sempra Energy	9,782	1,135,788

Water Utilities (0.1%)
American Water Works Co., Inc.	8,000	683,040

Total Utilities		2,011,253

Total Common Stocks (98.5%) (Cost $627,585,434)		1,233,600,255

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)*	6,270	5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group NV, CVR, expiring 3/1/19*	22,047	28,881

Total Rights (0.0%) (Cost $—)		34,101

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	5,827,725	5,828,891

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $245,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $249,900. (xx)	$245,000	245,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $612,000. (xx)	600,000	600,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $2,000,848, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $2,108,575. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $204,001. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $408,000. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $408,001. (xx)	400,000	400,000

See Notes to Financial Statements.

1268

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $700,128, collateralized by various Common Stocks; total market value $778,537. (xx)	$700,000	$700,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,568,838, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,600,677. (xx)	1,568,576	1,568,576
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $3,060,046. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,900,329, collateralized by various Common Stocks; total market value $2,114,493. (xx)	1,900,000	1,900,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,900,329, collateralized by various Common Stocks; total market value $2,114,493. (xx)	1,900,000	1,900,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $2,000,821, collateralized by various Common Stocks; total market value $2,225,782. (xx)	2,000,000	2,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $5,001,876, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		19,913,576

Total Short-Term Investments (2.1%) (Cost $25,741,917)		25,742,467

Total Investments in Securities (100.6%) (Cost $653,327,351)		1,259,376,823
Other Assets Less Liabilities (-0.6%)		(7,980,668)

Net Assets (100%)		$1,251,396,155

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,563,860.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $21,471,580. This was secured by cash collateral of $19,913,576 which was subsequently invested in joint repurchase agreements with a total value of $19,913,576, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,293,310 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
NYRS	— New York Registry Shares
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Emini Index	14	9/2018	USD	1,978,690	(43,330)
S&P 500 E-Mini Index	20	9/2018	USD	2,721,600	(50,545)
S&P Midcap 400 E-Mini Index	6	9/2018	USD	1,173,660	(23,558)

					(117,433)

See Notes to Financial Statements.

1269

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$223,774,103	$—	$—	$223,774,103
Consumer Staples	40,933,720	—	—	40,933,720
Energy	28,919,337	—	—	28,919,337
Financials	53,612,314	—	—	53,612,314
Health Care	238,528,557	—	—	238,528,557
Industrials	114,327,491	—	—	114,327,491
Information Technology	494,222,752	—	—	494,222,752
Materials	20,168,689	—	—	20,168,689
Real Estate	15,257,704	—	—	15,257,704
Telecommunication Services	1,844,335	—	—	1,844,335
Utilities	2,011,253	—	—	2,011,253
Rights
Health Care	28,881	—	5,220	34,101
Short-Term Investments
Investment Company	5,828,891	—	—	5,828,891
Repurchase Agreements	—	19,913,576	—	19,913,576

Total Assets	$1,239,458,027	$19,913,576	$5,220	$1,259,376,823

Liabilities:
Futures	$(117,433)	$—	$—	$(117,433)

Total Liabilities	$(117,433)	$—	$—	$(117,433)

Total	$1,239,340,594	$19,913,576	$5,220	$1,259,259,390

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(117,433	)*

Total		$(117,433)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1270

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$397,734	$397,734

Total	$397,734	$397,734

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(168,274)	$(168,274)

Total	$(168,274)	$(168,274)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $5,241,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$267,170,049
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$317,324,426

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$612,515,347
Aggregate gross unrealized depreciation	(10,370,813)

Net unrealized appreciation	$602,144,534

Federal income tax cost of investments in securities and derivative instruments, if applicable	$657,114,856

For the six months ended June 30, 2018, the Portfolio incurred approximately $604 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1271

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $633,413,775)	$1,239,463,247
Repurchase Agreements (Cost $19,913,576)	19,913,576
Cash	20,090,726
Receivable for securities sold	790,603
Dividends, interest and other receivables	541,590
Receivable from Separate Accounts for Portfolio shares sold	76,938
Securities lending income receivable	14,882
Due from broker for futures variation margin	5,051
Other assets	13,142

Total assets	1,280,909,755

LIABILITIES
Payable for return of collateral on securities loaned	19,913,576
Payable for securities purchased	7,654,935
Payable to Separate Accounts for Portfolio shares redeemed	783,321
Investment management fees payable	600,819
Distribution fees payable – Class IA	240,516
Administrative fees payable	127,407
Trustees’ fees payable	20,845
Distribution fees payable – Class IB	19,800
Accrued expenses	152,381

Total liabilities	29,513,600

NET ASSETS	$1,251,396,155

Net assets were comprised of:
Paid in capital	$594,134,583
Accumulated undistributed net investment income (loss)	1,068,512
Accumulated undistributed net realized gain (loss)	50,261,021
Net unrealized appreciation (depreciation)	605,932,039

Net assets	$1,251,396,155

Class IA
Net asset value, offering and redemption price per share, $1,148,561,558 / 16,905,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$67.94

Class IB
Net asset value, offering and redemption price per share, $95,396,843 / 1,430,072 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.71

Class K
Net asset value, offering and redemption price per share, $7,437,754 / 109,628 shares outstanding (unlimited amount authorized: $0.01 par value)	$67.85

(x)	Includes value of securities on loan of $21,471,580.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,675 foreign withholding tax)	$6,370,154
Interest	79,182
Securities lending (net)	105,750

Total income	6,555,086

EXPENSES
Investment management fees	3,519,711
Distribution fees – Class IA	1,406,930
Administrative fees	741,067
Distribution fees – Class IB	116,264
Custodian fees	84,638
Printing and mailing expenses	45,459
Professional fees	43,889
Trustees’ fees	13,867
Miscellaneous	12,758

Total expenses	5,984,583

NET INVESTMENT INCOME (LOSS)	570,503

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	75,901,180
Futures contracts	397,734

Net realized gain (loss)	76,298,914

Change in unrealized appreciation (depreciation) on:
Investments in securities	45,995,570
Futures contracts	(168,274)

Net change in unrealized appreciation (depreciation)	45,827,296

NET REALIZED AND UNREALIZED GAIN (LOSS)	122,126,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,696,713

See Notes to Financial Statements.

1272

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$570,503	$1,754,019
Net realized gain (loss)	76,298,914	87,538,011
Net change in unrealized appreciation (depreciation)	45,827,296	199,476,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	122,696,713	288,768,480

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,563,990)
Class IB	—	(130,148)
Class K	—	(23,698)

TOTAL DIVIDENDS	—	(1,717,836)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 113,211 and 200,473 shares, respectively ]	7,444,162	11,026,413
Capital shares issued in reinvestment of dividends [ 0 and 25,643 shares, respectively ]	—	1,563,990
Capital shares repurchased [ (870,424) and (1,939,446) shares, respectively ]	(57,078,253)	(106,079,849)

Total Class IA transactions	(49,634,091)	(93,489,446)

Class IB
Capital shares sold [ 158,351 and 133,530 shares, respectively ]	10,367,860	7,283,824
Capital shares issued in reinvestment of dividends [ 0 and 2,173 shares, respectively ]	—	130,148
Capital shares repurchased [ (197,641) and (276,713) shares, respectively ]	(12,886,413)	(14,821,731)

Total Class IB transactions	(2,518,553)	(7,407,759)

Class K
Capital shares sold [ 11,537 and 28,799 shares, respectively ]	753,925	1,551,334
Capital shares issued in reinvestment of dividends [ 0 and 390 shares, respectively ]	—	23,698
Capital shares repurchased [ (8,928) and (21,591) shares, respectively ]	(593,953)	(1,210,365)

Total Class K transactions	159,972	364,667

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,992,672)	(100,532,538)

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,704,041	186,518,106
NET ASSETS:
Beginning of period	1,180,692,114	994,174,008

End of period (a)	$1,251,396,155	$1,180,692,114

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,068,512	$498,009

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015		2014	2013
Net asset value, beginning of period	$61.46	$47.22		$45.89	$44.20		$39.98	$29.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.09		0.23	0.07		0.05	0.03
Net realized and unrealized gain (loss)	6.45	14.24		1.35	1.70		4.21	10.82

Total from investment operations	6.48	14.33		1.58	1.77		4.26	10.85

Less distributions:
Dividends from net investment income	—	(0.09)		(0.25)	(0.08)		(0.04)	(0.04)

Net asset value, end of period	$67.94	$61.46		$47.22	$45.89		$44.20	$39.98

Total return (b)	10.54%	30.34	%(dd)	3.44%	4.00	%(aa)	10.66%	37.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,148,562	$1,085,470		$914,837	$977,594		$1,029,733	$1,029,123
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.99%		1.00%	0.98%		1.03%	1.03%
After waivers and fees paid indirectly (a)(f)	0.98%	0.99%		1.00%	0.98%		1.03%	1.03%
Before waivers and fees paid indirectly (a)(f)	0.98%	0.99%		1.00%	0.98%		1.03%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.09%	0.16%		0.52%	0.16%		0.12%	0.09%
After waivers and fees paid indirectly (a)(f)	0.09%	0.16%		0.52%	0.16%		0.12%	0.09%
Before waivers and fees paid indirectly (a)(f)	0.09%	0.16%		0.52%	0.16%		0.12%	0.09%
Portfolio turnover rate (z)^	22%	47%		63%	65%		54%	72%

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015		2014	2013
Net asset value, beginning of period	$60.34	$46.36		$45.06	$43.40		$39.25	$28.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.08		0.23	0.07		0.05	0.03
Net realized and unrealized gain (loss)	6.34	13.99		1.32	1.66		4.14	10.61

Total from investment operations	6.37	14.07		1.55	1.73		4.19	10.64

Less distributions:
Dividends from net investment income	—	(0.09)		(0.25)	(0.07)		(0.04)	(0.04)

Net asset value, end of period	$66.71	$60.34		$46.36	$45.06		$43.40	$39.25

Total return (b)	10.56%	30.35	%(ee)	3.43%	4.00	%(bb)	10.68%	37.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,397	$88,662		$74,656	$81,898		$84,253	$85,890
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.99%		1.00%	0.98%		1.03%	1.03%
After waivers and fees paid indirectly (a)(f)	0.98%	0.99%		1.00%	0.98%		1.03%	1.03%
Before waivers and fees paid indirectly (a)(f)	0.98%	0.99%		1.00%	0.98%		1.03%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.09%	0.16%		0.51%	0.16%		0.12%	0.10%
After waivers and fees paid indirectly (a)(f)	0.09%	0.16%		0.51%	0.16%		0.12%	0.11%
Before waivers and fees paid indirectly (a)(f)	0.09%	0.16%		0.51%	0.16%		0.12%	0.10%
Portfolio turnover rate (z)^	22%	47%		63%	65%		54%	72%

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015		2014	2013
Net asset value, beginning of period	$61.29	$47.08		$45.76	$44.20		$39.98	$29.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.22		0.35	0.19		0.15	0.12
Net realized and unrealized gain (loss)	6.45	14.21		1.34	1.56		4.22	10.83

Total from investment operations	6.56	14.43		1.69	1.75		4.37	10.95

Less distributions:
Dividends from net investment income	—	(0.22)		(0.37)	(0.19)		(0.15)	(0.14)

Net asset value, end of period	$67.85	$61.29		$47.08	$45.76		$44.20	$39.98

Total return (b)	10.70%	30.66	%(ff)	3.69%	3.97	%(cc)	10.94%	37.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,438	$6,560		$4,681	$5,162		$6,902	$8,181
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.74%		0.75%	0.73%		0.78%	0.78%
After waivers and fees paid indirectly (a)(f)	0.73%	0.74%		0.75%	0.73%		0.78%	0.78%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.74%		0.75%	0.73%		0.78%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.34%	0.41%		0.77%	0.41%		0.36%	0.34%
After waivers and fees paid indirectly (a)(f)	0.34%	0.41%		0.77%	0.41%		0.36%	0.34%
Before waivers and fees paid indirectly (a)(f)	0.34%	0.41%		0.77%	0.41%		0.36%	0.34%
Portfolio turnover rate (z)^	22%	47%		63%	65%		54%	72%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.82%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.81%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.79%.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 29.90%.
(ee)	Includes a litigation payment. Without this payment, the total return would have been 29.89%.
(ff)	Includes a litigation payment. Without this payment, the total return would have been 30.23%.

See Notes to Financial Statements.

1276

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	23.7
Financials	15.2
Collateralized Mortgage Obligations	13.1
Asset-Backed Securities	10.5
Commercial Mortage-Backed Securities	4.4
Foreign Government Securities	3.1
Health Care	2.4
Information Technology	2.2
Consumer Discretionary	2.1
Industrials	2.0
Energy	1.8
Municipal Bonds	1.7
Utilities	1.7
Telecommunication Services	1.5
Consumer Staples	1.5
Real Estate	1.4
Supranational	0.7
U.S. Government Agency Securities	0.7
Repurchase Agreements	0.7
Materials	0.4
Investment Company	0.2
Options Purchased	0.0 #
Cash and Other	(15.8)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$984.45	$4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.73
Class IB
Actual	1,000.00	985.50	4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.73
Class K
Actual	1,000.00	986.69	3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.36	3.48

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1277

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.5%)
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		$306,296	$307,859
Ally Master Owner Trust,
Series 2017-1 A 2.473%, 2/15/21 (1)		500,000	500,609
American Airlines Pass-Through Trust,
Series 2015-1 A 3.375%, 5/1/27		153,604	147,275
Series 2015-2 AA 3.600%, 9/22/27		90,529	88,067
American Express Credit Account Master Trust,
Series 2017-4 A 1.640%, 12/15/21		800,000	793,195
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A2A 1.510%, 5/18/20		134,844	134,599
Apidos CLO XVI,
Series 2013-16A A1R 3.335%, 1/19/25 (1)§		186,139	186,145
Series 2013-16A BR 4.305%, 1/19/25 (1)§		250,000	250,009
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A 3.773%, 9/15/26 (1)§		100,000	100,718
Series 2018-FL1 A 3.059%, 6/15/28 (1)§		223,000	223,015
Atlas Senior Loan Fund IV Ltd.,
Series 2013-2A A1RR 3.022%, 2/17/26 (1)§		500,000	499,788
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A 3.438%, 1/15/31 (b)(1)§		500,000	498,924
Avant Loans Funding Trust,
Series 2017-B A 2.290%, 6/15/20§		167,305	167,097
B&M CLO Ltd.,
Series 2014-1A A1R 3.078%, 4/16/26 (1)§		300,000	299,869
B2R Mortgage Trust,
Series 2015-1 A1 2.524%, 5/15/48§		61,943	61,161
Series 2015-2 A 3.336%, 11/15/48§		70,547	70,077
Series 2016-1 A 2.567%, 6/15/49§		480,543	469,934
Babson CLO Ltd.,
Series 2014-IIA AR 3.503%, 10/17/26 (1)§		400,000	400,041
BlueMountain CLO Ltd.,
Series 2013-1A A1R 3.759%, 1/20/29 (1)§		250,000	250,492
Series 2015-2A D 5.905%, 7/18/27 (1)§		250,000	250,083
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1 2.523%, 2/15/22 (1)		500,000	501,302
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-5A A1R 3.488%, 10/16/25 (1)§		400,000	400,003
Cent CLO 19 Ltd.,
Series 2013-19A A1A 3.689%, 10/29/25 (1)§		234,234	234,309
Chapel BV,
Series 2007 A2 0.031%, 7/17/66 (1)(m)	EUR	234,520	273,359
Chase Issuance Trust,
Series 2017-A1 A 2.373%, 1/18/22 (1)		$500,000	501,147
CIFC Funding Ltd.,
Series 2014-5A A2R 3.753%, 1/17/27 (1)§		600,000	600,124
Series 2015-2A AR 3.128%, 4/15/27 (1)§		600,000	597,904
Series 2015-5A A1R 3.220%, 10/25/27 (1)§		600,000	598,635
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1 2.381%, 10/25/36 (1)		5,000,000	5,006,347
Colony American Homes,
Series 2015-1A A 3.246%, 7/17/32 (1)§		93,481	93,482
Continental Airlines Pass-Through Trust,
Series 2010-1 B 6.000%, 1/12/19		176,335	178,204
Cork Street CLO Designated Activity Co.,
Series 1A A1BE 0.760%, 11/27/28 (1)§	EUR	500,000	583,804
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R 3.498%, 1/16/26 (1)§		$378,539	378,576
Dorchester Park CLO Ltd.,
Series 2015-1A AR 2.984%, 4/20/28 (b)(1)§		500,000	500,000
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§		923,525	940,426
Driver Australia Five Trust,
Series 5 A 2.920%, 7/21/26 (1)	AUD	752,357	556,782
Earnest Student Loan Program LLC,
Series 2016-C A2 2.680%, 7/25/35§		$615,667	592,578
ECMC Group Student Loan Trust,
Series 2018-1A A 2.841%, 2/27/68 (1)§		481,831	482,433
Elm Park CLO DAC,
Series 1A A1R 0.620%, 4/16/29 (1)§	EUR	500,000	582,847
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	635,482
Emerson Park CLO Ltd.,
Series 2013-1A A1AR 3.328%, 7/15/25 (1)§		$185,246	185,252
Evans Grove CLO Ltd.,
Series 2018-1A A1 3.239%, 5/28/28 (1)§		500,000	498,724
Figueroa CLO Ltd.,
Series 2013-2A A1RR 2.925%, 6/20/27 (b)(1)§		500,000	500,000

See Notes to Financial Statements.

1278

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Flagship Credit Auto Trust,
Series 2016-3 B 2.430%, 6/15/21§	$1,000,000	$993,943
Series 2017-1 A 1.930%, 12/15/21§	207,809	207,110
Flagship VII Ltd.,
Series 2013-7A A1R 3.479%, 1/20/26 (1)§	342,791	342,794
Ford Credit Auto Lease Trust,
Series 2017-A A2A 1.560%, 11/15/19	83,380	83,211
Series 2017-A A2B 2.213%, 11/15/19 (1)	208,450	208,459
Ford Credit Auto Owner Trust,
Series 2014-2 A 2.310%, 4/15/26§	500,000	496,205
GCAT LLC,
Series 2017-5 A1 3.228%, 7/25/47 (e)§	939,392	939,522
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2 2.453%, 3/15/23 (1)§	600,000	600,476
Golden Credit Card Trust,
Series 2017-1A A 2.473%, 2/15/21 (1)§	500,000	500,694
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR 3.729%, 10/29/26 (1)§	1,000,000	1,000,239
GSAA Home Equity Trust,
Series 2006-5 2A1 2.161%, 3/25/36 (1)	16,166	9,543
Series 2007-10 A2A 6.500%, 11/25/37	2,790,721	2,128,683
Series 2007-8 A2 2.441%, 8/25/37 (1)	559,259	540,934
Hardee’s Funding LLC,
Series 2018-1A AI 4.250%, 6/20/48§	500,000	498,995
Hildene CLO III Ltd.,
Series 2014-3A AR 3.559%, 10/20/26 (1)§	500,000	500,066
ICG US CLO Ltd.,
Series 2015-2A AR 3.198%, 1/16/28 (1)§	600,000	599,277
Invitation Homes Trust,
Series 2015-SFR3 A 3.373%, 8/17/32 (1)§	93,514	93,519
Series 2017-SFR2 E 4.335%, 12/17/36 (1)§	500,000	504,783
Series 2018-SFR3 A 3.000%, 7/17/37 (b)(1)§	120,000	120,000
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR 3.038%, 7/15/26 (1)§	380,268	379,038
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1 3.598%, 4/25/30 (1)§	500,000	498,764
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 3.203%, 1/17/28 (1)§	600,000	595,634
KVK CLO Ltd.,
Series 2013-2A AR 3.498%, 1/15/26 (1)§	494,860	494,912
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	2,734,375	2,757,396
Latam Airlines Pass-Through Trust,
Series 2015-1 B 4.500%, 11/15/23	382,714	365,798
LCM XVI LP,
Series 16A AR 3.378%, 7/15/26 (b)(1)§	500,000	500,025
Lendmark Funding Trust,
Series 2017-2A A 2.800%, 5/20/26§	1,000,000	986,946
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 3.203%, 5/15/28 (1)§	500,000	500,153
Series 2018-CRE1 AS 3.573%, 5/15/28 (1)§	297,000	297,180
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R 3.253%, 4/15/28 (1)§	600,000	599,230
Marathon CLO V Ltd.,
Series 2013-5A A1R 3.201%, 11/21/27 (1)§	500,000	498,432
Marathon CLO VII Ltd.,
Series 2014-7A A1R 3.679%, 10/28/25 (1)§	500,000	500,176
Marlette Funding Trust,
Series 2018-1A A 2.610%, 3/15/28§	388,636	387,537
Monarch Grove CLO Ltd.,
Series 2018-1A A1 3.240%, 1/25/28 (1)§	400,000	400,686
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 3.555%, 4/18/25 (1)§	400,000	400,056
MP CLO III Ltd.,
Series 2013-1A AR 3.609%, 10/20/30 (1)§	1,000,000	1,003,092
MP CLO IV Ltd.,
Series 2013-2A ARR 3.640%, 7/25/29 (1)§	500,000	501,743
Navient Private Education Loan Trust,
Series 2014-CTA B 3.823%, 10/17/44 (1)§	100,000	100,920
Navient Student Loan Trust,
Series 2018-2A A1 2.331%, 3/25/67 (1)§	540,901	541,256
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 2.251%, 2/25/37 (1)	2,974,260	2,625,451
Northwoods Capital,
Series 2018-11BA A1 3.462%, 4/19/31 (1)§	500,000	497,508
Octagon Investment Partners 27 Ltd.,
Series 2016-1A C 5.348%, 7/15/27 (1)§	250,000	250,085

See Notes to Financial Statements.

1279

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R 3.111%, 7/15/27 (1)§	$400,000	$399,450
OFSI Fund V Ltd.,
Series 2018-1A A 0.000%, 7/15/31 (b)(1)§	500,000	500,000
OneMain Financial Issuance Trust,
Series 2015-1A A 3.190%, 3/18/26§	86,920	87,107
Series 2015-1A B 3.850%, 3/18/26§	500,000	503,248
Series 2016-2A A 4.100%, 3/20/28§	67,952	68,360
Series 2017-1A A1 2.370%, 9/14/32§	1,000,000	979,932
Palmer Square CLO Ltd.,
Series 2013-2A A1AR 3.573%, 10/17/27 (1)§	400,000	400,383
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 3.260%, 7/25/29 (1)	292,728	295,495
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL3 A1 3.250%, 6/29/32 (e)§	1,942,904	1,943,224
Progress Residential Trust,
Series 2015-SFR2 A 2.740%, 6/12/32§	98,295	96,925
Series 2016-SFR1 A 3.585%, 9/17/33 (1)§	197,637	197,939
Prosper Marketplace Issuance Trust,
Series 2018-1A A 3.110%, 6/17/24§	213,629	213,610
PRPM LLC,
Series 2017-2A A1 3.470%, 9/25/22 (e)§	2,498,008	2,497,981
RAMP Trust,
Series 2005-RS9 AI4 2.411%, 11/25/35 (1)	1,443,449	1,299,134
RASC Trust,
Series 2007-EMX1 A13 2.291%, 1/25/37 (1)	3,056,772	2,682,650
Series 2007-KS3 AI3 2.341%, 4/25/37 (1)	2,599,012	2,550,238
Regatta V Funding Ltd.,
Series 2014-1A A1AR 3.520%, 10/25/26 (1)§	500,000	500,049
Rockford Tower CLO Ltd.,
Series 2018-1A A 3.358%, 5/20/31 (1)§	500,000	498,581
Santander Drive Auto Receivables Trust,
Series 2017-1 A2 1.490%, 2/18/20	14,593	14,587
SBA Small Business Investment Cos.,
Series 2008-P10B 1 5.944%, 8/10/18	12,151	12,159
Scholar Funding Trust,
Series 2013-A A 2.752%, 1/30/45 (1)§	149,258	148,643
SLM Private Credit Student Loan Trust,
Series 2005-A A3 2.541%, 6/15/23 (1)	61,412	61,325
Series 2006-B A5 2.611%, 12/15/39 (1)	99,304	98,003
SLM Private Education Loan Trust,
Series 2011-C A2A 5.323%, 10/17/44 (1)§	80,611	83,178
Series 2012-E A2B 3.823%, 6/15/45 (1)§	102,213	102,257
Series 2013-B A2A 1.850%, 6/17/30§	298,230	296,023
Series 2013-C A2B 3.473%, 10/15/31 (1)§	90,504	91,178
SLM Student Loan Trust,
Series 2005-7 A4 2.510%, 10/25/29 (1)	485,387	483,058
Series 2005-9 A6 2.910%, 10/26/26 (1)	177,549	177,781
Series 2007-2 A3 2.400%, 1/25/19 (1)	102,860	102,696
Series 2007-3 A3 2.400%, 4/25/19 (1)	173,876	173,073
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	100,000	97,466
SoFi Consumer Loan Program LLC,
Series 2017-6 A1 2.200%, 11/25/26§	292,552	291,061
SoFi Professional Loan Program LLC,
Series 2016-D A1 3.041%, 1/25/39 (1)§	277,822	279,756
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	973,808
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	561,500	558,731
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 3.651%, 4/18/31 (1)§	500,000	500,053
Staniford Street CLO Ltd.,
Series 2014-1A AR 3.521%, 6/15/25 (1)§	225,554	225,680
Steele Creek CLO Ltd.,
Series 2014-1RA A 3.406%, 4/21/31 (b)(1)§	500,000	499,990
Structured Asset Receivables Trust,
Series 2003-2A CTFS 0.705%, 1/21/11 (1)(r)§	976	—
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 3.503%, 1/17/26 (1)§	375,565	375,608
Series 2013-1A A2R 3.523%, 1/17/26 (1)§	375,565	375,611
Symphony CLO XVII Ltd.,
Series 2016-17A AR 3.228%, 4/15/28 (1)§	600,000	599,410
TCI-Flatiron CLO Ltd.,
Series 2016-1A B 4.553%, 7/17/28 (1)§	750,000	752,471
Series 2016-1A C 5.403%, 7/17/28 (1)§	250,000	251,511

See Notes to Financial Statements.

1280

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Telos CLO Ltd.,
Series 2014-5A A1R 3.303%, 4/17/28 (1)§		$600,000	$599,290
TICP CLO II-2 Ltd.,
Series 2018-IIA A1 3.743%, 4/20/28 (1)§		600,000	598,815
TICP CLO III-2 Ltd.,
Series 2018-3R A 3.199%, 4/20/28 (1)§		400,000	399,213
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§		720,747	675,268
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26		75,029	72,951
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24		18,642	19,059
Series 2004-20C 1 4.340%, 3/1/24		179,481	180,965
Series 2005-20B 1 4.625%, 2/1/25		17,394	17,680
Series 2008-20G 1 5.870%, 7/1/28		259,190	273,808
Venture XII CLO Ltd.,
Series 2012-12A ARR 3.119%, 2/28/26 (1)§		600,000	598,511
Venture XVI CLO Ltd.,
Series 2014-16A ARR 3.198%, 1/15/28 (1)§		600,000	598,751
Venture XVII CLO Ltd.,
Series 2014-17A ARR 3.228%, 4/15/27 (1)§		500,000	498,752
VOLT LIX LLC,
Series 2017-NPL6 A1 3.250%, 5/25/47 (e)§		1,887,627	1,887,912
VOLT LXI LLC,
Series 2017-NPL8 A1 3.125%, 6/25/47 (e)§		1,301,014	1,301,111
Wellfleet CLO Ltd.,
Series 2017-2A A1 3.609%, 10/20/29 (1)§		500,000	500,509
Westlake Automobile Receivables Trust,
Series 2017-1A A2 1.780%, 4/15/20§		115,744	115,602
WhiteHorse X Ltd.,
Series 2015-10A A1R 3.010%, 4/17/27 (1)§		500,000	499,586
World Omni Auto Receivables Trust,
Series 2018-B A2 2.570%, 7/15/21		490,000	489,243

Total Asset-Backed Securities			79,837,597

Collateralized Mortgage Obligations (13.1%)
Alternative Loan Trust,
Series 2006-OA22 A1 2.251%, 2/25/47 (1)		58,939	56,982
Series 2006-OA6 1A2 2.301%, 7/25/46 (1)		35,014	34,458
Series 2007-OH1 A1D 2.301%, 4/25/47 (1)		64,927	57,385
American Home Mortgage Investment Trust,
Series 2004-3 5A 3.746%, 10/25/34 (1)		$6,088	$6,102
Series 2006-1 2A1 4.217%, 12/25/35 (1)		3,067,964	1,454,816
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.310%, 7/25/36 (1)		2,781,492	2,578,186
Bear Stearns ARM Trust,
Series 2004-8 11A2 3.753%, 11/25/34 (1)		447,580	438,519
Series 2005-1 2A1 3.616%, 3/25/35 (1)		215,075	209,639
Chase Mortgage Finance Trust,
Series 2005-S2 A15 5.500%, 10/25/35		54,964	54,906
Series 2007-S3 1A12 6.000%, 5/25/37		2,410,833	1,958,533
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		1,358,617	1,351,786
Series 2005-24 A1 5.500%, 11/25/35		720,056	644,681
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36		2,565,574	2,505,053
COLT Mortgage Loan Trust,
Series 2016-1 A1 3.000%, 5/25/46§		92,080	92,100
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		2,037,129	2,034,461
Series 2014-WIN1 2A4 3.000%, 9/25/44 (1)§		749,468	720,221
Series 2015-1 A1 2.500%, 1/25/45 (1)§		1,566,874	1,481,188
EMF NL BV,
Series 2008-2X A2 0.672%, 7/17/41 (1)(m)	EUR	435,000	495,223
Eurohome UK Mortgages plc,
Series 2007-1 A 0.781%, 6/15/44 (1)(m)	GBP	427,949	552,194
EuroMASTR plc,
Series 2007-1V A2 0.831%, 6/15/40 (1)(m)		258,112	329,083
Eurosail-UK plc,
Series 2007-4X A3 1.579%, 6/13/45 (1)(m)		712,800	940,596
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$1,887,946	2,064,622
Series 4316 BZ 3.000%, 3/15/44		4,622,723	4,239,861
Series 4430 NZ 3.000%, 1/15/45		4,431,182	4,003,832
Series 4438 B 3.000%, 10/15/43		1,586,662	1,561,482
Series 4440 ZD 2.500%, 2/15/45		6,520,860	5,561,445
Series 4499 AB 3.000%, 6/15/42		2,091,351	2,050,735

See Notes to Financial Statements.

1281

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Series 4624 GA 2.500%, 4/15/40		$1,681,755	$1,622,631
Series 4750 PA 3.000%, 7/15/46		3,913,609	3,808,636
Series 4791 JT 3.000%, 5/15/48		4,957,278	4,786,270
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		1,180,802	917,743
FNMA,
Series 2012-103 ZP 3.000%, 9/25/42		893,312	808,325
Series 2012-150 KA 1.750%, 1/25/43		5,019,482	4,728,728
Series 2013-123 PZ 2.700%, 3/25/43		4,573,672	4,035,062
Series 2015-11 A 3.000%, 5/25/34		2,189,726	2,193,536
Series 2016-72 PA 3.000%, 7/25/46		3,498,862	3,408,439
Series 2016-81 PA 3.000%, 2/25/44		2,619,448	2,571,220
Series 2017-4 CH 3.000%, 6/25/42		3,603,311	3,571,633
GNMA,
Series 2013-116 LS 4.066%, 8/20/43IO IO (1)		2,747,156	406,214
Series 2013-26 MS 4.166%, 2/20/43IO IO (1)		2,602,396	397,743
Series 2014-20 TS 4.016%, 2/20/44IO IO (1)		2,567,473	365,289
Series 2015-28 LZ 4.000%, 2/20/45		1,881,631	1,979,338
Series 2015-H15 FC 2.497%, 6/20/65 (1)		376,769	378,561
Series 2015-H16 FM 2.517%, 7/20/65 (1)		646,972	650,493
Series 2015-H18 FB 2.517%, 7/20/65 (1)		373,125	375,103
Series 2015-H19 FK 2.517%, 8/20/65 (1)		713,275	717,079
Series 2015-H20 FB 2.517%, 8/20/65 (1)		403,366	405,547
Series 2015-H20 FC 2.537%, 8/20/65 (1)		1,585,846	1,595,682
Series 2015-H22 FC 2.517%, 9/20/65 (1)		782,837	787,266
Series 2015-H29 FA 2.617%, 10/20/65 (1)		400,383	401,467
Series 2016-H11 F 2.717%, 5/20/66 (1)		449,935	456,370
Series 2016-H14 FA 2.717%, 6/20/66 (1)		460,807	467,530
Series 2016-H15 FA 2.717%, 7/20/66 (1)		553,372	561,129
Series 2016-H19 FE 2.287%, 6/20/61 (1)		137,651	137,730
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 2.465%, 6/18/39 (1)(m)		625,312	612,178
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 3.678%, 9/25/35 (1)		91,488	93,210
Series 2006-AR2 2A1 3.592%, 4/25/36 (1)		84,496	77,670
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 3.800%, 1/19/35 (1)		269,721	269,217
Impac CMB Trust,
Series 2003-8 2A1 2.991%, 10/25/33 (1)		8,214	8,136
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.607%, 6/25/37 (1)		1,361,356	1,176,096
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36§		1,869,478	1,508,458
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		1,096,983	883,101
Series 2006-A3 6A1 3.675%, 8/25/34 (1)		49,397	49,144
Series 2007-A1 3A3 3.982%, 7/25/35 (1)		64,475	66,020
Series 2017-2 A6 3.000%, 5/25/47 (1)§		304,437	296,850
Series 2017-3 1A6 3.000%, 8/25/47 (1)§		365,435	364,988
JP Morgan Resecuritization Trust,
Series 2009-7 2A1 6.000%, 2/27/37 (1)§		52,348	52,326
Kensington Mortgage Securities plc,
Series 2007-1X A3C 2.506%, 6/14/40 (1)(m)		281,880	276,935
Ludgate Funding plc,
Series 2007-1 A2A 0.883%, 1/1/61 (1)(m)	GBP	136,187	172,496
Series 2008-W1X A1 1.323%, 1/1/61 (1)(m)		354,736	458,696
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$188,607	189,780
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 3.967%, 12/25/32 (1)		15,716	15,629
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 2.259%, 4/16/36 (1)§		434,956	370,669
MortgageIT Trust,
Series 2005-4 A1 2.371%, 10/25/35 (1)		449,247	444,118
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (1)§		793,516	797,979
Nomura Resecuritization Trust,
Series 2014-7R 2A3 2.160%, 12/26/35 (1)§		446,084	441,806

See Notes to Financial Statements.

1282

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
RBSSP Resecuritization Trust,
Series 2009-12 18A1 3.309%, 12/25/35 (1)§		$150,710	$153,716
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 2.431%, 6/25/35 (1)§		78,123	75,186
Series 2006-R1 AF1 2.431%, 1/25/36 (1)§		263,485	258,454
Residential Asset Securitization Trust,
Series 2006-A9CB A7 6.000%, 9/25/36		4,631,037	2,954,303
Resloc UK plc,
Series 2007-1X A3B 0.791%, 12/15/43 (1)(m)	GBP	144,706	184,367
RFMSI Trust,
Series 2006-SA2 3A1 4.905%, 8/25/36 (1)		$1,224,302	1,140,059
Sequoia Mortgage Trust,
Series 10 2A1 2.844%, 10/20/27 (1)		3,482	3,328
Series 2003-4 2A1 2.434%, 7/20/33 (1)		15,370	14,797
Series 6 A 2.725%, 4/19/27 (1)		228,971	216,681
Shellpoint Co-Originator Trust,
Series 2017-1 A4 3.500%, 4/25/47 (1)§		2,616,323	2,590,364
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 4.000%, 11/25/34 (1)		99,843	99,857
Series 2004-4 2A 3.840%, 4/25/34 (1)		458,202	460,173
Series 2005-19XS 2A1 2.391%, 10/25/35 (1)		420,113	414,107
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 2.335%, 7/19/35 (1)		58,163	56,745
Series 2006-AR3 12A1 2.311%, 5/25/36 (1)		289,080	262,373
Trinity Square plc,
Series 2015-1A A 1.936%, 7/15/51 (1)§	GBP	196,909	262,607
Uropa Securities plc,
Series 2007-1 A3A 0.964%, 10/10/40 (1)(m)		800,000	1,001,600
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 2.958%, 8/25/42 (1)		$10,086	9,833

Total Collateralized Mortgage Obligations			98,796,905

Commercial Mortgage-Backed Securities (4.4%)
20 Times Square Trust,
Series 2018-20TS F 3.203%, 5/15/35 (1)§		112,000	104,687
Series 2018-20TS G 3.203%, 5/15/35 (1)§		112,000	102,418
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (1)§		1,000,000	15,027
Americold LLC,
Series 2010-ARTA C 6.811%, 1/14/29§		100,000	106,314
AOA Mortgage Trust,
Series 2015-1177 C 3.110%, 12/13/29 (1)§		100,000	97,964
Ashford Hospitality Trust,
Series 2018-ASHF D 4.173%, 4/15/35 (1)§		30,000	30,038
Series 2018-KEYS A 3.050%, 5/15/35 (b)(1)§		600,000	600,007
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 4.023%, 12/15/36 (1)§		290,000	289,824
Series 2017-ATRM E 5.123%, 12/15/36 (1)§		224,000	223,846
Aventura Mall Trust,
Series 2013-AVM D 3.867%, 12/5/32 (1)§		100,000	101,744
Series 2013-AVM E 3.867%, 12/5/32 (1)§		380,000	386,628
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY A 3.123%, 9/15/26 (1)§		100,000	100,063
Series 2013-DSNY E 4.673%, 9/15/26 (1)§		100,000	99,943
Series 2017-SCH CL 3.573%, 11/15/32 (1)§		100,000	100,000
Series 2017-SCH DL 4.073%, 11/15/32 (1)§		100,000	100,000
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX 5.482%, 1/15/49 (1)		4,259	4,327
Series 2017-BNK3 XB 0.782%, 2/15/50 IO (1)		1,000,000	45,720
BANK,
Series 2017-BNK6 XA 1.014%, 7/15/60 IO (1)		3,573,901	204,844
Series 2018-BN10 XA 0.897%, 2/15/61 IO (1)		3,768,375	214,893
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§		900,000	910,902
BBCMS Mortgage Trust,
Series 2017-DELC C 3.273%, 8/15/36 (1)§		53,000	53,075
Series 2017-DELC D 3.773%, 8/15/36 (1)§		60,000	60,573
Series 2017-DELC E 4.573%, 8/15/36 (1)§		127,000	127,533
Series 2017-DELC F 5.573%, 8/15/36 (1)§		121,000	121,542
Series 2018-TALL A 2.795%, 3/15/37 (1)§		15,000	14,977
Series 2018-TALL D 3.522%, 3/15/37 (1)§		40,000	39,912
BBCMS Trust,
Series 2014-BXO E 5.823%, 8/15/27 (1)§		271,000	272,193
Series 2015-SRCH A1 3.312%, 8/10/35§		100,000	98,466

See Notes to Financial Statements.

1283

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-SRCH XA 1.122%, 8/10/35 IO (1)§	$1,000,000	$67,103
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (1)§	2,277,000	81,320
BENCHMARK Mortgage Trust,
Series 2018-B3 D 3.057%, 4/10/51§	20,000	16,636
BHMS Mortgage Trust,
Series 2014-ATLS AFL 3.482%, 7/5/33 (1)§	336,300	336,398
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§	200,000	197,336
Series 2013-1515 C 3.446%, 3/10/33§	100,000	96,391
BX Trust,
Series 2017-APPL D 4.123%, 7/15/34 (1)§	76,872	77,083
Series 2017-APPL E 5.223%, 7/15/34 (1)§	118,473	119,054
Series 2017-SLCT D 4.123%, 7/15/34 (1)§	82,000	82,172
Series 2017-SLCT E 5.223%, 7/15/34 (1)§	134,000	134,698
Series 2018-GW A 2.873%, 5/15/35 (1)§	112,000	111,863
Series 2018-GW D 3.843%, 5/15/35 (1)§	112,000	111,999
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (1)§	30,000	28,028
Caesars Palace Las Vegas Trust,
Series 2017-VICI D 4.499%, 10/15/34 (1)§	100,000	100,659
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D 5.671%, 4/10/29 (1)§	10,000	10,196
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4 3.544%, 11/15/50	15,000	14,667
CD Mortgage Trust,
Series 2006-CD3 AM 5.648%, 10/15/48	99,093	101,890
Series 2017-CD3 A4 3.631%, 2/10/50	10,000	9,935
Series 2017-CD3 XA 1.191%, 2/10/50 IO (1)	132	9
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48	10,000	10,059
Series 2016-C4 XA 1.904%, 5/10/58 IO (1)	1,241,547	126,067
Series 2016-C4 XB 0.891%, 5/10/58 IO (1)	110,000	5,480
Series 2018-TAN C 5.295%, 2/15/33§	100,000	102,739
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A 2.863%, 7/15/32 (1)§	100,000	100,069
Series 2017-BIOC D 3.673%, 7/15/32 (1)§	100,000	100,161
CHT Mortgage Trust,
Series 2017-CSMO E 5.073%, 11/15/36 (1)§	144,000	144,749
Series 2017-CSMO F 5.814%, 11/15/36 (1)§	77,000	77,402
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B 3.772%, 2/10/48	300,000	295,538
Series 2015-SHP2 A 3.353%, 7/15/27 (1)§	900,000	900,008
Series 2016-GC37 D 2.788%, 4/10/49§	50,000	36,717
Series 2016-P3 C 4.996%, 4/15/49 (1)	30,000	30,623
Series 2016-P4 A4 2.902%, 7/10/49	175,000	165,551
Series 2016-P6 A5 3.720%, 12/10/49 (1)	160,000	160,199
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX 5.568%, 4/15/47 (1)	131,412	131,971
Cold Storage Trust,
Series 2017-ICE3 A 3.073%, 4/15/36 (1)§	87,000	87,237
Series 2017-ICE3 C 3.423%, 4/15/36 (1)§	106,000	106,391
COMM Mortgage Trust,
Series 2013-CR6 XA 1.225%, 3/10/46 IO (1)	693,516	22,951
Series 2013-WWP D 3.898%, 3/10/31§	100,000	102,809
Series 2014-CR16 A4 4.051%, 4/10/47	108,000	111,006
Series 2014-CR17 A5 3.977%, 5/10/47	43,000	44,047
Series 2014-CR18 A4 3.550%, 7/15/47	10,000	10,121
Series 2014-CR19 A5 3.796%, 8/10/47	50,000	50,672
Series 2014-LC15 A4 4.006%, 4/10/47	40,000	40,987
Series 2015-3BP B 3.346%, 2/10/35 (1)§	300,000	293,971
Series 2015-3BP XA 0.168%, 2/10/35 IO (1)§	1,287,000	7,716
Series 2015-CR22 C 4.259%, 3/10/48 (1)	480,250	478,315
Series 2015-CR22 XA 1.119%, 3/10/48 IO (1)	3,875,146	166,751
Series 2015-CR24 XA 0.948%, 8/10/48 IO (1)	574	26
Series 2015-CR25 D 3.946%, 8/10/48 (1)	10,000	8,227
Series 2015-CR26 ASB 3.373%, 10/10/48	2,000,000	2,012,294
Series 2015-DC1 D 4.496%, 2/10/48 (1)§	300,000	257,360
Series 2015-DC1 XA 1.281%, 2/10/48 IO (1)	3,629,588	178,323

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-LC19 A4 3.183%, 2/10/48	$25,000	$24,402
Series 2015-LC19 C 4.402%, 2/10/48 (1)	110,000	108,637
Series 2015-LC19 D 2.867%, 2/10/48§	110,000	91,489
Series 2015-LC23 A4 3.774%, 10/10/48	10,000	10,063
Series 2016-COR1 ASB 2.972%, 10/10/49	1,000,000	973,761
Series 2017-COR2 D 3.000%, 9/10/50§	330,000	269,261
Series 2017-COR2 XA 1.334%, 9/10/50 IO (1)	129,608	11,038
Series 2018-COR3 XD 1.750%, 5/10/51 IO (b)(1)§	50,000	6,753
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14 A4 4.236%, 2/10/47 (1)	50,000	51,849
Core Industrial Trust,
Series 2015-CALW D 3.979%, 2/10/34 (1)§	300,000	299,495
Series 2015-TEXW XA 0.900%, 2/10/34 IO (1)§	1,000,000	24,161
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F 5.234%, 10/15/39 (1)§	200,000	200,719
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB A 3.639%, 11/15/34§	100,000	101,055
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.440%, 4/15/50 (1)	300,000	294,814
Series 2015-C1 D 3.940%, 4/15/50 (1)§	100,000	89,957
Series 2015-C1 XA 1.072%, 4/15/50 IO (1)	4,378,074	195,136
Series 2017-CX10 XB 0.220%, 11/15/50 IO (1)	1,000,000	16,735
CSMC Trust,
Series 2017-PFHP A 3.023%, 12/15/20 (1)§	50,000	50,074
Series 2017-TIME A 3.646%, 11/13/39§	100,000	100,538
DBGS Mortgage Trust,
Series 2018-BIOD A 2.703%, 5/15/35 (b)(1)§	223,000	222,720
DBJPM Mortgage Trust,
Series 2016-C3 D 3.635%, 9/10/49 (1)§	35,000	29,280
Series 2017-C6 XD 1.000%, 6/10/50 IO (1)	300,000	19,707
DBUBS Mortgage Trust,
Series 2011-LC1A E 5.884%, 11/10/46 (1)§	100,000	103,623
Series 2011-LC3A PM2 5.268%, 5/10/44 (1)§	217,000	222,870
Series 2017-BRBK A 3.452%, 10/10/34§	60,000	58,982
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2 3.531%, 7/25/23 (1)	20,000	20,378
Series K040 A2 3.241%, 9/25/24	20,000	20,096
Series K053 A2 2.995%, 12/25/25	188,000	184,932
Series K058 A2 2.653%, 8/25/26	20,000	19,060
Series K059 A2 3.120%, 9/25/26 (1)	70,000	68,961
Series K061 A2 3.347%, 11/25/26 (1)	50,000	49,984
Series K062 A2 3.413%, 12/25/26	29,565	29,674
Series K064 A2 3.224%, 3/25/27	190,000	187,905
Series K064 X1 0.744%, 3/25/27 IO (1)	597,683	26,802
Series K065 X1 0.815%, 4/25/27 IO (1)	249,438	12,617
Series K069 A2 3.187%, 9/25/27 (1)	40,000	39,180
Series K072 A2 3.444%, 12/25/27	10,000	10,003
Series K722 X1 1.441%, 3/25/23 IO (1)	2,789,191	135,794
Series KIR1 X 1.223%, 3/25/26 IO (1)	144,816	9,523
Series KW03 X1 0.985%, 6/25/27 IO (1)	129,561	7,312
FNMA,
Series 2018-M1 A2 3.086%, 12/25/27 (1)	25,000	24,111
FNMA ACES,
Series 2016-M4 X2 2.676%, 1/25/39 IO (1)	136,111	12,509
Series 2017-M8 A2 3.061%, 5/25/27 (1)	40,000	38,791
FREMF,
4.159%, 5/25/28 (1)	10,000	9,897
FREMF Mortgage Trust,
Series 2017-K64 B 4.117%, 3/25/27 (1)§	36,667	36,283
Series 2018-K73 B 3.985%, 1/25/28 (1)§	120,000	115,931
Series 2018-K74 B 4.227%, 2/25/51 (1)§	100,000	98,317
GAHR Commercial Mortgage Trust,
Series 2015-NRF AFL1 3.373%, 12/15/34 (1)§	8,601	8,601
GNMA,
Series 2012-120 0.783%, 2/16/53 IO (1)	443,722	20,318
Series 2012-23 0.587%, 6/16/53 IO (1)	59,796	1,397
Series 2013-191 0.754%, 11/16/53 IO (1)	49,387	1,728
Series 2013-63 0.790%, 9/16/51 IO (1)	329,626	16,873

See Notes to Financial Statements.

1285

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-22 0.733%, 3/16/55 IO (1)	$173,877	$9,109
Series 2016-128 0.936%, 9/16/56 IO (1)	134,397	10,053
Series 2016-158 0.909%, 6/16/58 IO (1)	123,573	9,124
Series 2016-26 0.970%, 2/16/58 IO (1)	262,138	17,735
Series 2016-87 1.004%, 8/16/58 IO (1)	174,648	13,236
Series 2016-97 1.039%, 7/16/56 IO (1)	147,029	12,302
Series 2017-100 0.810%, 5/16/59 IO (1)	148,224	10,127
GPMT Ltd.,
Series 2018-FL1 A 2.985%, 11/21/35 (1)§	223,000	222,584
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	55,719
Series 2013-KING D 3.550%, 12/10/27 (1)§	100,000	99,294
Series 2013-KING XA 0.844%, 12/10/27 IO (1)§	1,072,810	9,319
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	500,000	499,188
Series 2017-500K D 3.373%, 7/15/32 (1)§	20,000	19,996
Series 2017-GPTX A 2.856%, 5/10/34§	100,000	98,153
GS Mortgage Securities Trust,
Series 2014-GC20 B 4.529%, 4/10/47 (1)	30,000	30,226
Series 2015-GC28 XA 1.269%, 2/10/48 IO (1)	3,716,292	175,773
Series 2015-GC32 C 4.559%, 7/10/48 (1)	60,000	59,804
Series 2015-GC32 D 3.345%, 7/10/48	120,000	98,392
Series 2015-GS1 XA 0.963%, 11/10/48 IO (1)	1,963,160	96,380
Series 2016-GS3 XA 1.396%, 10/10/49 IO (1)	391,236	30,206
Series 2017-GS7 D 3.000%, 8/10/50§	10,000	8,241
Series 2017-GS7 E 3.000%, 8/10/50§	10,000	8,026
Series 2017-GS7 XA 1.286%, 8/10/50 IO (1)	2,519,279	197,426
GSCCRE Commercial Mortgage Trust,
Series 2015-HULA D 5.823%, 8/15/32 (1)§	200,000	201,230
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	109,582
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	98,456
Series 2017-APTS DFX 3.613%, 6/15/34 (1)§	100,000	94,960
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 B 3.073%, 6/15/32 (1)§	51,000	51,389
Series 2017-FL10 C 3.323%, 6/15/32 (1)§	39,000	39,319
Series 2017-FL10 D 3.973%, 6/15/32 (1)§	126,000	126,555
Series 2018-LAQ A 3.000%, 6/15/32 (b)(1)§	623,000	623,178
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM 5.372%, 5/15/47	98,649	98,697
Series 2007-C1 AM 6.113%, 2/15/51 (1)	119,521	119,790
Series 2007-CB18 AM 5.466%, 6/12/47 (1)	50,178	50,205
Series 2012-CBX A4FL 3.373%, 6/15/45 (1)§	100,000	101,747
Series 2014-C20 A5 3.805%, 7/15/47	30,000	30,372
Series 2014-DSTY A 3.429%, 6/10/27§	100,000	99,847
Series 2015-JP1 C 4.900%, 1/15/49 (1)	80,000	81,397
Series 2015-JP1 E 4.400%, 1/15/49 (1)§	250,000	220,647
Series 2015-SGP A 3.773%, 7/15/36 (1)§	62,333	62,566
Series 2015-UES C 3.742%, 9/5/32 (1)§	100,000	99,743
Series 2016-ASH B 4.223%, 10/15/34 (1)§	125,827	125,875
Series 2016-ASH C 4.823%, 10/15/34 (1)§	70,777	70,829
Series 2016-JP3 XC 0.750%, 8/15/49 IO (1)§	240,000	11,790
Series 2017-MAUI C 3.296%, 7/15/34 (1)§	55,000	55,048
Series 2017-MAUI D 3.996%, 7/15/34 (1)§	151,000	151,409
Series 2017-MAUI E 4.996%, 7/15/34 (1)§	45,000	45,135
Series 2017-MAUI F 5.796%, 7/15/34 (1)§	64,000	64,194
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	50,000	50,685
Series 2014-C22 A4 3.801%, 9/15/47	10,000	10,147
Series 2014-C25 XA 1.103%, 11/15/47 IO (1)	3,873,231	163,709
Series 2015-C27 D 3.983%, 2/15/48 (1)§	300,000	252,062
Series 2015-C32 XA 1.608%, 11/15/48 IO (1)	2,399,571	130,454
Series 2015-C33 C 4.772%, 12/15/48 (1)	221,000	221,832
Series 2015-C33 D1 4.272%, 12/15/48 (1)§	200,000	190,913

See Notes to Financial Statements.

1286

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 B 4.050%, 9/15/50	$10,000	$9,953
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.851%, 6/15/49 IO (1)	1,799,914	151,669
Series 2016-C4 XC 0.750%, 12/15/49 IO (1)§	1,800,000	92,354
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	287,875
Lone Star Portfolio Trust,
Series 2015-LSP A1A2 3.873%, 9/15/28 (1)§	17,861	17,887
Series 2015-LSP D 6.073%, 9/15/28 (1)§	85,322	85,819
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 1.389%, 3/10/50 IO (1)§	3,488,443	170,551
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5 3.892%, 6/15/47	70,000	71,246
Series 2015-C20 ASB 3.069%, 2/15/48	1,000,000	991,226
Series 2015-C20 B 4.160%, 2/15/48	150,000	150,904
Series 2015-C20 C 4.610%, 2/15/48 (1)	150,000	147,587
Series 2015-C20 XA 1.517%, 2/15/48 IO (1)	2,862,223	177,591
Series 2015-C21 C 4.299%, 3/15/48 (1)	300,000	291,943
Series 2015-C22 XA 1.270%, 4/15/48 IO (1)	96,082	5,110
Series 2015-C23 A4 3.719%, 7/15/50	15,000	15,081
Series 2015-C23 D 4.270%, 7/15/50 (1)§	100,000	89,126
Series 2015-C25 C 4.679%, 10/15/48 (1)	70,000	70,730
Series 2015-C25 D 3.068%, 10/15/48	100,000	82,357
Series 2015-C26 XA 1.230%, 10/15/48 IO (1)	188	11
Series 2015-C27 ASB 3.557%, 12/15/47	500,000	504,223
Series 2016-C29 XB 1.116%, 5/15/49 IO (1)	1,020,000	67,043
Series 2016-C31 ASB 2.952%, 11/15/49	1,000,000	980,835
Series 2016-C31 C 4.462%, 11/15/49 (1)	215,000	210,868
Series 2016-C31 XA 1.590%, 11/15/49 IO (1)	983,029	85,020
Series 2016-C32 A4 3.720%, 12/15/49	166,000	165,766
Series 2017-C33 C 4.558%, 5/15/50 (1)	40,000	40,527
Morgan Stanley Capital I Trust,
Series 2014-CPT B 3.560%, 7/13/29 (1)§	500,000	497,522
Series 2014-CPT E 3.560%, 7/13/29 (1)§	100,000	98,106
Series 2015-XLF1 D 5.073%, 8/14/31 (1)§	3	3
Series 2017-H1 A5 3.530%, 6/15/50	140,000	137,866
Series 2017-H1 C 4.281%, 6/15/50 (1)	100,000	97,373
Series 2017-H1 D 2.546%, 6/15/50§	210,000	169,842
Series 2017-H1 XD 2.361%, 6/15/50 IO (1)§	300,000	47,838
Morgan Stanley Capital I, Inc.,
Series 2017-HR2 D 2.730%, 12/15/50	210,000	164,906
Series 2017-HR2 XA 0.946%, 12/15/50 IO (1)	998,648	60,463
Series 2017-JWDR D 4.023%, 11/15/34 (1)§	90,000	90,303
Series 2018-H3 A5 4.177%, 7/15/51	30,000	30,883
Series 2018-H3 C 1.000%, 7/15/51 (1)	40,000	40,362
Series 2018-H3 D 3.000%, 7/15/51 (b)§	30,000	24,038
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 2.869%, 6/15/35 (1)(b)§	228,000	228,000
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (1)§	1,000,000	30,580
One Market Plaza Trust,
Series 2017-1MKT XCP 0.218%, 2/10/32 IO (1)§	1,000,000	5,010
Series 2017-1MKT XNCP 0.000%, 2/10/32 IO (1)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A 3.023%, 6/15/33 (1)§	108,000	108,043
Series 2017-ROSS B 3.323%, 6/15/33 (1)§	108,000	108,080
UBS Commercial Mortgage Trust,
Series 2017-C1 XA 1.766%, 6/15/50 IO (1)	990,312	103,343
Series 2018-C8 C 4.862%, 2/15/51 (1)	226,000	221,364
VNDO Mortgage Trust,
Series 2013-PENN D 4.079%, 12/13/29 (1)§	100,000	99,835
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A 3.423%, 6/15/29 (1)§	100,000	100,059
Series 2016-BOCA B 4.123%, 6/15/29 (1)§	184,000	184,167
Series 2016-BOCA C 4.573%, 6/15/29 (1)§	155,000	155,237
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5 3.405%, 12/15/47	10,000	9,884
Series 2015-C26 D 3.586%, 2/15/48§	300,000	238,031

See Notes to Financial Statements.

1287

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-C27 C 3.894%, 2/15/48	$300,000	$281,650
Series 2015-C27 XA 1.050%, 2/15/48 IO (1)	4,023,803	193,540
Series 2015-C31 A4 3.695%, 11/15/48	50,000	50,042
Series 2015-NXS1 XA 1.303%, 5/15/48 IO (1)	2,670,584	138,486
Series 2015-NXS2 A5 3.767%, 7/15/58 (1)	170,000	171,722
Series 2015-NXS2 XA 0.904%, 7/15/58 IO (1)	4,583,895	161,537
Series 2015-NXS4 A4 3.718%, 12/15/48	10,000	10,054
Series 2015-NXS4 D 3.753%, 12/15/48 (1)	20,000	17,625
Series 2015-P2 A4 3.809%, 12/15/48	30,000	30,224
Series 2016-BNK1 XD 1.408%, 8/15/49 IO (1)§	1,000,000	79,550
Series 2016-C33 C 3.896%, 3/15/59	129,000	121,996
Series 2016-C33 XA 1.957%, 3/15/59 IO (1)	1,308,533	123,868
Series 2016-C34 C 5.197%, 6/15/49 (1)	202,000	205,676
Series 2017-C38 A5 3.453%, 7/15/50	20,000	19,558
Series 2017-C38 XA 1.228%, 7/15/50 IO (1)	2,636,899	189,516
Series 2017-C39 C 4.118%, 9/15/50	10,000	9,503
Series 2017-C39 D 4.501%, 9/15/50 (1)§	10,000	9,204
Series 2017-C39 XA 1.289%, 9/15/50 IO (1)	2,509,815	194,211
Series 2017-C41 XA 1.387%, 11/15/50 IO (1)	995,971	88,033
Series 2017-HSDB A 2.897%, 12/13/31 (1)§	100,000	99,625
Series 2018-C44 D 3.000%, 5/15/51 (b)§	20,000	16,029
Series 2018-C45 C 4.727%, 6/15/51	10,000	9,984
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3FL 3.023%, 3/15/44 (1)§	5,765	5,778
Series 2014-C21 A5 3.678%, 8/15/47	50,000	50,404

Total Commercial Mortgage-Backed Securities		33,411,960

Corporate Bonds (31.8%)
Consumer Discretionary (2.1%)
Auto Components (0.0%)
Aptiv plc
4.250%, 1/15/26	87,000	87,183
4.400%, 10/1/46	61,000	57,494
Delphi Corp. 4.150%, 3/15/24	40,000	40,015
Lear Corp. 5.250%, 1/15/25	25,000	25,688

		210,380

Automobiles (0.4%)
BMW US Capital LLC 3.100%, 4/12/21§	195,000	193,586
Daimler Finance North America LLC
2.000%, 8/3/18§	900,000	899,455
2.250%, 3/2/20§	250,000	246,028
3.100%, 5/4/20§	150,000	149,442
2.300%, 2/12/21 (b)§	185,000	179,562
3.350%, 5/4/21 (b)§	190,000	189,090
General Motors Co. 5.400%, 4/1/48	20,000	19,012
Hyundai Capital America 2.550%, 4/3/20§	441,000	433,479
Volkswagen Group of America Finance LLC
2.450%, 11/20/19§	500,000	495,821

		2,805,475

Diversified Consumer Services (0.0%)
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	115,357

Hotels, Restaurants & Leisure (0.2%)
GLP Capital LP 5.250%, 6/1/25	400,000	399,000
Marriott International, Inc. 3.250%, 9/15/22	45,000	44,346
Series X 4.000%, 4/15/28	25,000	24,399
McDonald’s Corp. 3.500%, 7/15/20	29,000	29,286
2.750%, 12/9/20	20,000	19,846
3.350%, 4/1/23	15,000	14,944
3.700%, 1/30/26	75,000	74,428
4.700%, 12/9/35	80,000	83,747
4.875%, 12/9/45	24,000	24,966
4.450%, 3/1/47	60,000	59,115
MGM Resorts International 8.625%, 2/1/19	600,000	615,750
Starbucks Corp. 2.200%, 11/22/20	25,000	24,458
2.450%, 6/15/26	50,000	44,853

		1,459,138

Household Durables (0.1%)
DR Horton, Inc. 4.000%, 2/15/20	20,000	20,261
4.375%, 9/15/22	400,000	408,774
Leggett & Platt, Inc. 3.500%, 11/15/27	25,000	23,492
Newell Brands, Inc. 2.875%, 12/1/19	218,000	216,686
3.150%, 4/1/21	100,000	99,088
3.900%, 11/1/25	75,000	70,935
5.375%, 4/1/36	25,000	24,829
NVR, Inc. 3.950%, 9/15/22	27,000	27,186
Tupperware Brands Corp. 4.750%, 6/1/21	36,000	36,981

See Notes to Financial Statements.

1288

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Whirlpool Corp. 4.000%, 3/1/24	$30,000	$30,268

		958,500

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.400%, 2/22/23	100,000	96,197
3.800%, 12/5/24 (x)	50,000	50,886
5.200%, 12/3/25	100,000	110,513
3.150%, 8/22/27	50,000	47,938
Booking Holdings, Inc. 2.750%, 3/15/23	50,000	48,071
Expedia Group, Inc. 5.950%, 8/15/20	54,000	56,767
QVC, Inc. 4.375%, 3/15/23	36,000	35,572

		445,944

Leisure Products (0.0%)
Hasbro, Inc. 3.500%, 9/15/27	15,000	13,873

Media (1.2%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	42,128
3.000%, 9/15/22	36,000	35,239
Altice Financing SA 6.625%, 2/15/23§	800,000	788,000
Altice Finco SA 7.625%, 2/15/25§	200,000	179,000
Altice Luxembourg SA 7.625%, 2/15/25 (x)§	300,000	276,000
CBS Corp. 2.300%, 8/15/19	123,000	122,007
2.900%, 6/1/23§	50,000	47,814
3.700%, 8/15/24	62,000	60,213
Charter Communications Operating LLC
3.579%, 7/23/20	460,000	459,402
4.464%, 7/23/22	302,000	308,614
4.500%, 2/1/24	205,000	204,798
4.908%, 7/23/25	1,241,000	1,252,899
6.384%, 10/23/35	97,000	101,530
5.375%, 5/1/47	78,000	71,668
5.750%, 4/1/48	52,000	50,326
Comcast Corp.
3.125%, 7/15/22	45,000	44,165
2.750%, 3/1/23	100,000	96,122
3.150%, 3/1/26	125,000	117,123
4.250%, 1/15/33	30,000	29,254
4.400%, 8/15/35	140,000	136,140
3.200%, 7/15/36	7,000	5,835
3.400%, 7/15/46	38,000	30,525
Cox Communications, Inc. 3.150%, 8/15/24§	220,000	207,806
Discovery Communications LLC
2.950%, 3/20/23	75,000	71,658
3.800%, 3/13/24	128,000	125,729
3.900%, 11/15/24§	50,000	48,927
3.950%, 6/15/25§	60,000	58,357
5.200%, 9/20/47	30,000	29,026
DISH DBS Corp. 7.875%, 9/1/19	500,000	518,750
Interpublic Group of Cos., Inc. (The) 3.750%, 2/15/23	9,000	8,932
NBCUniversal Media LLC 5.150%, 4/30/20	54,000	55,786
4.375%, 4/1/21	54,000	55,409
4.450%, 1/15/43	86,000	81,275
Omnicom Group, Inc. 4.450%, 8/15/20	36,000	36,845
RELX Capital, Inc. 3.125%, 10/15/22	75,000	73,539
Time Warner Cable LLC 6.750%, 7/1/18	500,000	500,050
5.000%, 2/1/20	1,114,000	1,132,799
4.125%, 2/15/21	160,000	160,800
4.000%, 9/1/21	67,000	67,167
5.500%, 9/1/41	61,000	57,133
4.500%, 9/15/42	7,000	5,775
Viacom, Inc. 5.625%, 9/15/19	45,000	46,160
2.750%, 12/15/19	31,000	30,715
4.500%, 3/1/21	79,000	80,551
4.250%, 9/1/23	62,000	61,326
5.850%, 9/1/43	30,000	29,629
Walt Disney Co. (The) 1.800%, 6/5/20	150,000	146,519
2.750%, 8/16/21	27,000	26,657
2.350%, 12/1/22	45,000	43,048
3.150%, 9/17/25	75,000	72,578
Warner Media LLC 2.100%, 6/1/19	253,000	251,223
4.875%, 3/15/20	45,000	46,152
3.600%, 7/15/25	153,000	145,009
3.800%, 2/15/27	100,000	94,159
4.650%, 6/1/44	15,000	13,147
4.850%, 7/15/45	106,000	95,974
WPP Finance 2010 3.625%, 9/7/22	27,000	26,506

		8,963,918

Multiline Retail (0.0%)
Dollar General Corp. 4.150%, 11/1/25	75,000	74,937
Dollar Tree, Inc. 4.000%, 5/15/25	100,000	97,552
Macy’s Retail Holdings, Inc. 4.375%, 9/1/23 (x)	50,000	50,100
Nordstrom, Inc. 4.750%, 5/1/20	36,000	36,939
Target Corp. 2.900%, 1/15/22	27,000	26,897

		286,425

Specialty Retail (0.1%)
AutoNation, Inc. 3.500%, 11/15/24	25,000	23,669
AutoZone, Inc. 4.000%, 11/15/20	45,000	45,821
Home Depot, Inc. (The) 4.400%, 4/1/21	45,000	46,692
2.625%, 6/1/22	100,000	98,131
2.125%, 9/15/26	65,000	57,838
5.875%, 12/16/36	65,000	78,744

See Notes to Financial Statements.

1289

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc. 4.625%, 4/15/20	$54,000	$55,655
2.500%, 4/15/26	100,000	91,687
4.375%, 9/15/45	90,000	89,261
O’Reilly Automotive, Inc. 4.350%, 6/1/28	50,000	49,702

		637,200

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2 3.700%, 4/1/27	100,000	98,252
NIKE, Inc. 2.250%, 5/1/23	36,000	34,309

		132,561

Total Consumer Discretionary		16,028,771

Consumer Staples (1.5%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	283,000	279,348
3.300%, 2/1/23	140,000	138,487
3.700%, 2/1/24	62,000	62,038
3.650%, 2/1/26	200,000	195,617
4.700%, 2/1/36	55,000	55,559
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 1/15/22	200,000	202,684
2.500%, 7/15/22	91,000	87,936
3.500%, 1/12/24	80,000	79,272
4.375%, 4/15/38	210,000	203,764
Bacardi Ltd. 4.450%, 5/15/25§	500,000	494,600
Coca-Cola Co. (The) 1.875%, 10/27/20	150,000	146,628
3.150%, 11/15/20	45,000	45,254
2.200%, 5/25/22	35,000	33,930
3.200%, 11/1/23	62,000	61,661
2.900%, 5/25/27	50,000	47,504
Coca-Cola Femsa SAB de CV 4.625%, 2/15/20	100,000	102,096
Constellation Brands, Inc. 3.875%, 11/15/19	5,000	5,051
2.250%, 11/6/20	500,000	488,061
3.750%, 5/1/21	10,000	10,094
2.650%, 11/7/22	100,000	95,610
4.250%, 5/1/23	25,000	25,390
Maple Escrow Subsidiary, Inc.
3.551%, 5/25/21§	635,000	635,102
4.057%, 5/25/23§	100,000	100,180
Molson Coors Brewing Co. 3.000%, 7/15/26	100,000	90,663
PepsiCo, Inc.
1.700%, 10/6/21	125,000	119,768
2.750%, 3/1/23	62,000	60,584
2.750%, 4/30/25	75,000	71,318
3.000%, 10/15/27	100,000	95,090

		4,033,289

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	44,372
2.300%, 5/18/22	50,000	48,471
Kroger Co. (The)
1.500%, 9/30/19	200,000	196,067
2.800%, 8/1/22	25,000	24,222
2.650%, 10/15/26 (x)	200,000	177,111
Sysco Corp.
2.600%, 10/1/20	50,000	49,517
3.250%, 7/15/27	50,000	46,659
Walgreen Co. 3.100%, 9/15/22	36,000	35,254
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	49,168
3.450%, 6/1/26	75,000	69,851
4.650%, 6/1/46	6,000	5,523
Walmart, Inc.
1.900%, 12/15/20	75,000	73,284
3.125%, 6/23/21 (x)	25,000	25,082
2.550%, 4/11/23	54,000	52,251
3.400%, 6/26/23	25,000	25,092
3.300%, 4/22/24	37,000	36,704
2.650%, 12/15/24	50,000	47,671
3.550%, 6/26/25 (x)	105,000	105,514
3.700%, 6/26/28	50,000	50,434
4.050%, 6/29/48	35,000	35,159

		1,197,406

Food Products (0.4%)
Archer-Daniels-Midland Co. 2.500%, 8/11/26	50,000	45,887
Campbell Soup Co.
3.300%, 3/15/21	600,000	595,979
3.650%, 3/15/23	50,000	49,038
4.150%, 3/15/28	25,000	23,820
Conagra Brands, Inc. 3.200%, 1/25/23	29,000	27,820
Danone SA 2.589%, 11/2/23§	600,000	564,862
General Mills, Inc.
3.200%, 4/16/21	65,000	64,612
2.600%, 10/12/22	25,000	23,883
3.700%, 10/17/23	20,000	19,778
4.200%, 4/17/28	15,000	14,652
Hershey Co. (The) 3.375%, 5/15/23	25,000	24,968
JM Smucker Co. (The)
2.200%, 12/6/19	50,000	49,432
3.500%, 10/15/21	36,000	36,119
Kellogg Co.
4.000%, 12/15/20	29,000	29,573
2.650%, 12/1/23	50,000	47,235
Kraft Heinz Foods Co.
3.500%, 6/6/22	91,000	89,978
4.000%, 6/15/23	600,000	597,915
3.950%, 7/15/25	100,000	97,108
Mead Johnson Nutrition Co. 4.900%, 11/1/19	36,000	36,904
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	93,626
3.950%, 8/15/24	115,000	114,633
Unilever Capital Corp. 2.900%, 5/5/27	100,000	94,456

		2,742,278

See Notes to Financial Statements.

1290

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.0%)
Clorox Co. (The) 3.500%, 12/15/24	$25,000	$24,756
Colgate-Palmolive Co. 3.250%, 3/15/24	62,000	61,961
Procter & Gamble Co. (The)
1.900%, 11/1/19	50,000	49,489
1.700%, 11/3/21	125,000	119,906

		256,112

Tobacco (0.4%)
Altria Group, Inc. 4.750%, 5/5/21	45,000	46,676
2.850%, 8/9/22	45,000	43,894
BAT Capital Corp. 2.764%, 8/15/22§	350,000	336,427
3.222%, 8/15/24§	50,000	47,344
3.557%, 8/15/27§	600,000	559,107
Imperial Brands Finance plc 2.950%, 7/21/20§	400,000	395,666
Philip Morris International, Inc. 1.875%, 11/1/19	50,000	49,346
2.625%, 2/18/22	15,000	14,596
2.625%, 3/6/23	36,000	34,527
3.250%, 11/10/24	150,000	145,394
Reynolds American, Inc. 6.875%, 5/1/20	545,000	578,126
3.250%, 6/12/20	25,000	24,940
4.450%, 6/12/25	440,000	441,601

		2,717,644

Total Consumer Staples		10,946,729

Energy (1.8%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC 3.337%, 12/15/27	100,000	93,180
Halliburton Co. 3.500%, 8/1/23	50,000	49,144
3.800%, 11/15/25	475,000	471,574
5.000%, 11/15/45	6,000	6,403
Odebrecht Drilling Norbe VIII/IX Ltd. 6.350%, 12/1/21§	97,333	92,654
7.350%, 12/1/26 PIK§	170,202	83,682
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	135,594	122,035
7.720%, 12/1/26 PIK§	461,178	120,675
Odebrecht Oil & Gas Finance Ltd. (Zero Coupon), 8/3/18 (y)§	163,662	2,455
Patterson-UTI Energy, Inc. 3.950%, 2/1/28§	50,000	46,822
Schlumberger Holdings Corp. 3.000%, 12/21/20§	133,000	132,069

		1,220,693

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp. 3.450%, 7/15/24	120,000	115,100
5.550%, 3/15/26	50,000	53,605
6.200%, 3/15/40	80,000	90,296
Andeavor 4.750%, 12/15/23	40,000	41,415
5.125%, 12/15/26	100,000	103,890
3.800%, 4/1/28	15,000	14,173
Andeavor Logistics LP 3.500%, 12/1/22	25,000	24,430
Apache Corp. 3.250%, 4/15/22	26,000	25,535
2.625%, 1/15/23	108,000	102,441
4.250%, 1/15/44	230,000	203,217
Boardwalk Pipelines LP 5.750%, 9/15/19	36,000	37,032
BP Capital Markets plc 4.500%, 10/1/20	91,000	93,727
3.245%, 5/6/22	54,000	53,807
2.500%, 11/6/22	27,000	25,991
3.814%, 2/10/24	100,000	100,983
3.224%, 4/14/24	210,000	205,404
3.588%, 4/14/27	100,000	98,518
3.279%, 9/19/27	50,000	48,154
Buckeye Partners LP 4.875%, 2/1/21	36,000	36,643
Canadian Natural Resources Ltd. 2.950%, 1/15/23	50,000	48,131
Cenovus Energy, Inc. 5.700%, 10/15/19	20,000	20,525
3.000%, 8/15/22	15,000	14,350
4.250%, 4/15/27 (x)	150,000	144,225
Chevron Corp. 2.100%, 5/16/21	50,000	48,847
2.355%, 12/5/22	27,000	25,783
3.191%, 6/24/23	75,000	74,585
2.895%, 3/3/24	150,000	145,362
2.954%, 5/16/26	50,000	47,969
Cimarex Energy Co. 4.375%, 6/1/24	70,000	70,852
3.900%, 5/15/27	90,000	86,401
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	128,000	123,360
CNOOC Finance 2015 USA LLC 3.500%, 5/5/25	200,000	192,750
Columbia Pipeline Group, Inc. 3.300%, 6/1/20	100,000	99,574
Concho Resources, Inc. 4.375%, 1/15/25	50,000	49,941
3.750%, 10/1/27	280,000	268,450
Continental Resources, Inc. 5.000%, 9/15/22	35,000	35,455
4.500%, 4/15/23	447,000	453,392
3.800%, 6/1/24	20,000	19,516
4.375%, 1/15/28	20,000	19,840
Devon Energy Corp. 4.000%, 7/15/21	36,000	36,495
Ecopetrol SA 5.875%, 9/18/23	75,000	79,612
Enbridge, Inc. 2.900%, 7/15/22	110,000	106,308
3.700%, 7/15/27	140,000	133,118
Encana Corp. 3.900%, 11/15/21	50,000	50,312
Energy Transfer Partners LP 5.200%, 2/1/22	54,000	56,090
4.050%, 3/15/25	100,000	96,680

See Notes to Financial Statements.

1291

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC 2.550%, 10/15/19	$300,000	$298,027
2.850%, 4/15/21	30,000	29,646
3.350%, 3/15/23	64,000	63,060
3.700%, 2/15/26	100,000	97,799
5.100%, 2/15/45	23,000	23,671
4.900%, 5/15/46	277,000	278,046
EOG Resources, Inc. 2.450%, 4/1/20	228,000	225,345
4.100%, 2/1/21	45,000	45,720
4.150%, 1/15/26 (x)	58,000	59,330
EQT Corp. 3.900%, 10/1/27	50,000	46,645
EQT Midstream Partners LP 4.750%, 7/15/23	25,000	24,880
Equinor ASA 2.900%, 11/8/20	60,000	59,841
Exxon Mobil Corp. 1.819%, 3/15/19	150,000	149,441
2.222%, 3/1/21	20,000	19,486
2.397%, 3/6/22	100,000	97,595
3.043%, 3/1/26	50,000	48,708
Florida Gas Transmission Co. LLC 5.450%, 7/15/20 (b)§	500,000	518,824
Hess Corp. 5.800%, 4/1/47	135,000	139,711
Husky Energy, Inc. 4.000%, 4/15/24	100,000	99,600
Kerr-McGee Corp. 6.950%, 7/1/24	300,000	340,546
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	45,000	47,381
5.000%, 10/1/21	45,000	46,668
3.950%, 9/1/22	45,000	44,978
4.250%, 9/1/24	75,000	74,964
Kinder Morgan, Inc. 3.050%, 12/1/19	50,000	49,891
4.300%, 6/1/25	300,000	297,479
5.050%, 2/15/46	350,000	331,640
Magellan Midstream Partners LP 6.550%, 7/15/19	27,000	27,983
Marathon Oil Corp. 2.800%, 11/1/22	36,000	34,545
Marathon Petroleum Corp. 5.125%, 3/1/21	27,000	28,146
5.850%, 12/15/45	75,000	79,887
MPLX LP 4.000%, 2/15/25	100,000	98,084
Nexen Energy ULC 6.400%, 5/15/37	76,000	93,238
Noble Energy, Inc. 4.150%, 12/15/21	45,000	45,724
Occidental Petroleum Corp. 3.400%, 4/15/26	100,000	97,463
Series 1 4.100%, 2/1/21	54,000	55,361
ONEOK Partners LP 3.375%, 10/1/22	36,000	35,562
Petrobras Global Finance BV 6.125%, 1/17/22 (x)	204,000	207,774
Petroleos Mexicanos 6.000%, 3/5/20	113,000	116,673
3.500%, 7/23/20 (x)	75,000	74,700
6.375%, 2/4/21	50,000	52,625
3.500%, 1/30/23	41,000	38,813
6.875%, 8/4/26	50,000	52,550
6.500%, 3/13/27	215,000	220,465
5.350%, 2/12/28§	55,000	51,736
6.750%, 9/21/47	13,000	12,240
Phillips 66 (ICE LIBOR USD 3 Month + 0.60%), 2.919%, 2/26/21 (k)	600,000	600,299
4.300%, 4/1/22	73,000	75,197
Phillips 66 Partners LP 3.550%, 10/1/26	25,000	23,485
Pioneer Natural Resources Co. 3.950%, 7/15/22	36,000	36,315
4.450%, 1/15/26	30,000	30,896
Plains All American Pipeline LP 2.600%, 12/15/19	25,000	24,750
5.000%, 2/1/21	36,000	36,964
4.500%, 12/15/26	50,000	49,056
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	75,000	78,455
5.750%, 5/15/24	1,100,000	1,173,027
5.625%, 3/1/25	50,000	53,172
5.875%, 6/30/26	90,000	96,509
Spectra Energy Partners LP 4.750%, 3/15/24	50,000	50,954
Suncor Energy, Inc. 3.600%, 12/1/24	50,000	49,465
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	100,000	101,647
Total Capital International SA 2.875%, 2/17/22	45,000	44,514
3.750%, 4/10/24	75,000	75,534
Total Capital SA 4.125%, 1/28/21	36,000	36,938
TransCanada PipeLines Ltd. 2.500%, 8/1/22	32,000	30,715
4.250%, 5/15/28	100,000	100,447
4.875%, 5/15/48	120,000	121,178
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	117,000	143,744
Valero Energy Corp. 6.125%, 2/1/20	66,000	68,900
3.650%, 3/15/25	175,000	170,419
Western Gas Partners LP 4.650%, 7/1/26	25,000	24,503
Williams Partners LP 4.500%, 11/15/23	50,000	50,759
4.300%, 3/4/24	50,000	50,071

		12,402,688

Total Energy		13,623,381

Financials (15.2%)
Banks (8.9%)
ABN AMRO Bank NV 2.650%, 1/19/21 (b)§	235,000	230,879
Australia & New Zealand Banking Group Ltd.
3.300%, 5/17/21	250,000	249,094

See Notes to Financial Statements.

1292

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)(r)	EUR	900,000	$304,796
Banco Santander SA 3.125%, 2/23/23		$200,000	189,370
3.848%, 4/12/23		200,000	195,255
Bank of America Corp. 2.625%, 4/19/21		50,000	49,121
5.000%, 5/13/21		2,000	2,090
(ICE LIBOR USD 3 Month + 0.66%), 2.369%, 7/21/21 (k)		615,000	602,545
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21 (k)		1,075,000	1,050,859
(ICE LIBOR USD 3 Month + 0.65%), 2.958%, 10/1/21 (k)		600,000	603,577
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22 (k)		100,000	98,170
3.300%, 1/11/23		265,000	260,622
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23 (k)		300,000	292,142
(ICE LIBOR USD 3 Month + 1.00%), 3.359%, 4/24/23 (k)		400,000	404,120
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)		2,148,000	2,079,908
4.125%, 1/22/24		62,000	62,981
(ICE LIBOR USD 3 Month + 0.79%), 3.108%, 3/5/24 (k)		300,000	298,472
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)		500,000	494,321
4.000%, 4/1/24		50,000	50,449
4.000%, 1/22/25		75,000	74,275
3.875%, 8/1/25		327,000	326,257
3.500%, 4/19/26		125,000	120,949
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)		125,000	120,364
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)		307,000	289,188
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)		300,000	295,457
Series L 2.250%, 4/21/20		383,000	377,631
3.950%, 4/21/25		100,000	98,096
4.183%, 11/25/27		280,000	272,789
Bank of Montreal 2.100%, 12/12/19		65,000	64,282
2.350%, 9/11/22		100,000	95,604
2.550%, 11/6/22		27,000	25,982
Series D 3.100%, 4/13/21		335,000	333,626
Bank of Nova Scotia (The) 3.125%, 4/20/21		375,000	372,898
1.875%, 4/26/21		600,000	580,187
(ICE LIBOR USD 3 Month + 2.65%), 4.650%, 10/12/22 (k)(y)		25,000	22,656
4.500%, 12/16/25		100,000	99,656
Barclays Bank plc 6.750%, 5/22/19		500,000	516,346
5.140%, 10/14/20		182,000	185,930
7.625%, 11/21/22		900,000	973,170
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 4.462%, 8/10/21 (k)		900,000	940,395
3.684%, 1/10/23		200,000	194,459
(ICE LIBOR USD 3 Month + 1.63%), 3.962%, 1/10/23 (k)(x)		600,000	612,054
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)		200,000	197,540
3.250%, 2/12/27 (m)	GBP	500,000	643,927
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)		$200,000	197,995
4.950%, 1/10/47		200,000	187,677
BB&T Corp. 5.250%, 11/1/19		54,000	55,476
2.450%, 1/15/20		109,000	107,882
2.750%, 4/1/22		200,000	195,129
2.850%, 10/26/24		25,000	23,694
BNP Paribas 3.250%, 3/3/23		45,000	44,446
BNP Paribas SA 5.000%, 1/15/21		91,000	94,590
2.950%, 5/23/22§		310,000	299,133
3.800%, 1/10/24§		200,000	195,417
Canadian Imperial Bank of Commerce
1.600%, 9/6/19		50,000	49,329
Capital One NA
(ICE LIBOR USD 3 Month + 1.15%), 3.471%, 8/17/18 (k)		1,000,000	1,001,139
2.950%, 7/23/21		250,000	245,713
CIT Group, Inc. 5.375%, 5/15/20		600,000	616,500
Citibank NA
(ICE LIBOR USD 3 Month + 0.32%), 2.678%, 5/1/20 (k)		700,000	700,459
3.050%, 5/1/20		700,000	699,571
2.850%, 2/12/21		300,000	297,367
Citigroup, Inc. 2.550%, 4/8/19		402,000	401,199
2.500%, 7/29/19		371,000	369,236
2.450%, 1/10/20		100,000	98,877
2.650%, 10/26/20		125,000	123,055
2.900%, 12/8/21		360,000	351,792
2.750%, 4/25/22		750,000	725,914
(ICE LIBOR USD 3 Month + 0.96%), 3.320%, 4/25/22 (k)(x)		700,000	706,384

See Notes to Financial Statements.

1293

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.700%, 10/27/22	$50,000	$48,010
3.375%, 3/1/23	50,000	49,201
3.500%, 5/15/23	105,000	102,863
3.875%, 10/25/23	75,000	75,110
(ICE LIBOR USD 3 Month + 1.02%), 3.352%, 6/1/24 (k)	500,000	499,432
3.750%, 6/16/24	75,000	73,957
4.000%, 8/5/24	50,000	49,181
3.875%, 3/26/25	112,000	108,394
4.400%, 6/10/25	100,000	99,584
3.400%, 5/1/26	100,000	94,948
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	65,000	62,904
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	125,000	118,960
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	250,000	245,129
Citizens Bank NA 2.250%, 3/2/20	295,000	290,024
2.650%, 5/26/22	300,000	289,323
Citizens Financial Group, Inc. 2.375%, 7/28/21	30,000	29,024
Commonwealth Bank of Australia 1.750%, 11/2/18	500,000	498,693
Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 2.792%, 4/26/21 (k)	400,000	400,031
3.875%, 2/8/22	91,000	92,077
2.750%, 1/10/23	250,000	241,146
Credit Agricole SA 3.750%, 4/24/23§	500,000	490,275
3.250%, 10/4/24§	345,000	324,510
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	250,000	247,247
3.800%, 9/15/22	500,000	497,194
3.750%, 3/26/25	1,000,000	958,363
4.550%, 4/17/26	250,000	250,315
Dexia Credit Local SA 2.375%, 9/20/22§	900,000	874,179
Discover Bank 4.200%, 8/8/23	500,000	505,193
Fifth Third Bancorp 2.875%, 7/27/20	100,000	99,453
Fifth Third Bank 2.250%, 6/14/21	300,000	292,305
HSBC Bank USA NA 4.875%, 8/24/20	182,000	187,994
HSBC Holdings plc 5.100%, 4/5/21	200,000	208,480
2.650%, 1/5/22	566,000	547,627
4.000%, 3/30/22	91,000	91,924
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	200,000	195,638
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24 (k)	200,000	199,047
4.300%, 3/8/26	200,000	200,792
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27 (k)(y)	210,000	195,563
Huntington Bancshares, Inc. 7.000%, 12/15/20 (x)	9,000	9,707
3.150%, 3/14/21	100,000	99,432
Huntington National Bank (The) 3.250%, 5/14/21	250,000	249,310
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	250,000	242,187
Intesa Sanpaolo SpA 3.125%, 7/14/22§	300,000	274,912
5.017%, 6/26/24§	209,000	189,250
JPMorgan Chase & Co. 2.750%, 6/23/20	550,000	545,056
4.400%, 7/22/20	82,000	83,877
4.625%, 5/10/21	440,000	454,879
(ICE LIBOR USD 3 Month + 0.61%), 2.945%, 6/18/22 (k)	600,000	599,784
(ICE LIBOR USD 3 Month + 0.61%), 3.514%, 6/18/22 (k)	800,000	800,616
3.250%, 9/23/22	64,000	63,376
2.972%, 1/15/23	810,000	788,721
3.200%, 1/25/23	54,000	52,980
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23 (k)	50,000	48,416
2.700%, 5/18/23	50,000	47,866
3.875%, 2/1/24	100,000	100,636
3.875%, 9/10/24	50,000	49,519
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	55,000	53,107
3.900%, 7/15/25	374,000	372,844
2.950%, 10/1/26	100,000	92,923
4.125%, 12/15/26	125,000	123,203
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)	125,000	121,945
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	175,000	167,607
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	300,000	295,433
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38 (k)	200,000	184,114
KeyBank NA 2.500%, 12/15/19	250,000	247,939
Korea Development Bank (The) 1.375%, 9/12/19	250,000	244,789
4.625%, 11/16/21	50,000	51,610
Kreditanstalt fuer Wiederaufbau 1.500%, 9/9/19	150,000	148,158

See Notes to Financial Statements.

1294

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 1/27/20		$91,000	$92,873
1.750%, 3/31/20		225,000	221,403
1.875%, 6/30/20		125,000	122,879
2.750%, 9/8/20		57,000	56,972
2.750%, 10/1/20		100,000	99,936
1.875%, 12/15/20		50,000	48,919
1.500%, 6/15/21 (x)		100,000	96,208
1.750%, 9/15/21		50,000	48,303
2.000%, 11/30/21		150,000	145,785
2.625%, 1/25/22		91,000	90,071
2.125%, 6/15/22 (x)		100,000	97,127
2.375%, 12/29/22		135,000	131,867
2.125%, 1/17/23		118,000	113,969
2.500%, 11/20/24		125,000	120,737
2.875%, 4/3/28 (x)		90,000	88,503
Landwirtschaftliche Rentenbank 2.000%, 1/13/25		75,000	70,563
1.750%, 7/27/26		75,000	68,061
Series 29 1.375%, 10/23/19		21,000	20,677
Series 37 2.500%, 11/15/27 (x)		50,000	47,705
Lloyds Bank plc 3.300%, 5/7/21		200,000	199,345
Lloyds Banking Group plc 4.500%, 11/4/24		200,000	196,872
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.450%, 3/7/25 (k)	AUD	700,000	506,965
4.000%, 3/7/25		800,000	588,823
4.450%, 5/8/25		$770,000	774,352
4.650%, 3/24/26		310,000	304,506
Manufacturers & Traders Trust Co. 2.625%, 1/25/21		250,000	246,041
Mitsubishi UFJ Financial Group, Inc. 2.950%, 3/1/21		200,000	197,461
2.998%, 2/22/22		247,000	242,042
2.665%, 7/25/22		50,000	48,184
(ICE LIBOR USD 3 Month + 0.74%), 3.061%, 3/2/23 (k)		500,000	501,177
3.455%, 3/2/23		1,115,000	1,104,735
Mizuho Financial Group, Inc. 2.953%, 2/28/22		730,000	712,683
3.549%, 3/5/23		500,000	496,118
3.663%, 2/28/27		200,000	195,115
MUFG Americas Holdings Corp. 3.500%, 6/18/22		45,000	44,953
National Australia Bank Ltd. 1.875%, 7/12/21		250,000	238,702
3.625%, 6/20/23		500,000	498,579
NatWest Markets plc
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23 (k)		270,000	261,392
3.875%, 9/12/23		200,000	194,267
Nordea Kredit Realkreditaktieselskab 1.000%, 10/1/18 (m)	DKK	17,700,000	2,786,004
Oesterreichische Kontrollbank AG 1.500%, 10/21/20		$75,000	72,853
Oversea-Chinese Banking Corp. Ltd. (ICE LIBOR USD 3 Month + 0.45%), 2.771%, 5/17/21 (b)(k)§		500,000	500,334
PNC Bank NA 1.450%, 7/29/19		250,000	246,448
2.625%, 2/17/22		125,000	122,139
PNC Financial Services Group, Inc. (The) 4.375%, 8/11/20		36,000	36,850
3.900%, 4/29/24		75,000	75,151
Regions Financial Corp. 3.200%, 2/8/21		50,000	49,789
Royal Bank of Canada 2.125%, 3/2/20		100,000	98,529
2.350%, 10/30/20		100,000	97,982
4.650%, 1/27/26		75,000	76,123
Santander Holdings USA, Inc. 2.700%, 5/24/19		217,000	216,178
3.400%, 1/18/23		50,000	48,072
4.500%, 7/17/25		50,000	49,066
Santander UK Group Holdings plc 2.875%, 10/16/20		150,000	147,919
2.875%, 8/5/21		846,000	821,964
Santander UK plc 5.000%, 11/7/23§		240,000	243,995
4.000%, 3/13/24		50,000	50,318
Skandinaviska Enskilda Banken AB (ICE LIBOR USD 3 Month + 0.43%), 2.751%, 5/17/21 (b)(k)§		500,000	501,378
3.250%, 5/17/21 (b)§		500,000	498,702
Sumitomo Mitsui Banking Corp. (ICE LIBOR USD 3 Month + 0.67%), 3.025%, 10/19/18 (k)		500,000	500,841
Sumitomo Mitsui Financial Group, Inc. 2.934%, 3/9/21		100,000	98,693
2.784%, 7/12/22		100,000	96,664
2.778%, 10/18/22		25,000	24,178
3.784%, 3/9/26		100,000	99,381
3.364%, 7/12/27		100,000	96,039
3.352%, 10/18/27		100,000	95,553
Sumitomo Mitsui Trust Bank Ltd. 2.050%, 3/6/19§		1,000,000	994,664
1.950%, 9/19/19§		600,000	591,297
SunTrust Bank 2.450%, 8/1/22		100,000	96,579
SunTrust Banks, Inc. 4.000%, 5/1/25		80,000	80,456

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Svenska Handelsbanken AB 1.500%, 9/6/19	$250,000	$245,761
3.350%, 5/24/21	750,000	749,094
Toronto-Dominion Bank (The) 1.450%, 8/13/19	50,000	49,270
1.900%, 10/24/19	75,000	74,081
2.250%, 11/5/19	50,000	49,592
2.500%, 12/14/20	100,000	98,243
2.500%, 1/18/22§	700,000	683,796
UBS Group Funding Switzerland AG 2.950%, 9/24/20§	645,000	638,438
2.650%, 2/1/22§	400,000	386,235
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23 (b)(k)§	360,000	347,026
UniCredit SpA
(USD ICE Swap Rate 5 Year + 3.70%), 5.861%, 6/19/32 (k)(x)§	403,000	359,436
US Bancorp 2.950%, 7/15/22	209,000	204,169
3.700%, 1/30/24	75,000	75,715
Series V 2.375%, 7/22/26	150,000	136,515
Series X 3.150%, 4/27/27	90,000	86,312
US Bank NA 3.150%, 4/26/21	600,000	600,052
2.850%, 1/23/23	250,000	244,708
Wells Fargo & Co. 2.600%, 7/22/20	67,000	66,177
2.550%, 12/7/20	162,000	159,345
2.500%, 3/4/21	385,000	376,277
4.600%, 4/1/21	75,000	77,317
2.100%, 7/26/21	600,000	576,039
(ICE LIBOR USD 3 Month + 0.93%), 3.286%, 2/11/22 (k)	400,000	403,466
3.500%, 3/8/22	36,000	35,873
2.625%, 7/22/22	605,000	581,277
3.000%, 2/19/25	100,000	94,344
3.550%, 9/29/25	100,000	96,984
3.000%, 4/22/26	50,000	45,897
3.000%, 10/23/26	100,000	91,884
4.300%, 7/22/27	100,000	98,221
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	75,000	71,625
3.900%, 5/1/45	99,000	90,125
Series M 3.450%, 2/13/23	54,000	52,852
Wells Fargo Bank NA 2.150%, 12/6/19	125,000	123,563
Westpac Banking Corp. 4.875%, 11/19/19	54,000	55,355
2.100%, 5/13/21	50,000	48,345
2.800%, 1/11/22	100,000	97,847
2.500%, 6/28/22	50,000	48,063
3.650%, 5/15/23	240,000	239,848
2.700%, 8/19/26	75,000	68,204

		67,255,129

Capital Markets (2.9%)
Affiliated Managers Group, Inc. 4.250%, 2/15/24	50,000	50,898
Ameriprise Financial, Inc. 5.300%, 3/15/20	36,000	37,228
Ares Capital Corp. 3.625%, 1/19/22	50,000	48,788
Bank of New York Mellon Corp. (The) 2.600%, 8/17/20	450,000	445,379
(ICE LIBOR USD 3 Month + 0.87%), 3.191%, 8/17/20 (k)	400,000	405,598
4.150%, 2/1/21	36,000	36,889
2.450%, 8/17/26	75,000	68,556
Series 0012 3.650%, 2/4/24	50,000	50,106
BlackRock, Inc. 3.500%, 3/18/24	50,000	50,246
Series 2 5.000%, 12/10/19	36,000	37,133
Brookfield Finance, Inc. 3.900%, 1/25/28	50,000	47,275
Charles Schwab Corp. (The) 2.650%, 1/25/23	50,000	48,457
3.850%, 5/21/25	50,000	50,799
CME Group, Inc. 3.000%, 3/15/25	75,000	72,359
3.750%, 6/15/28	10,000	10,081
Credit Suisse AG 4.375%, 8/5/20	146,000	149,514
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (b)(k)§	600,000	599,898
4.282%, 1/9/28§	250,000	242,973
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 4.263%, 5/10/19 (k)	300,000	302,184
2.700%, 7/13/20	650,000	632,729
(ICE LIBOR USD 3 Month + 0.97%), 3.312%, 7/13/20 (k)	400,000	397,578
2.950%, 8/20/20	139,000	135,607
3.150%, 1/22/21	100,000	96,913
4.250%, 10/14/21	725,000	720,524
3.300%, 11/16/22	700,000	657,441
3.950%, 2/27/23	400,000	381,464
E*TRADE Financial Corp. 4.500%, 6/20/28	25,000	25,096
Goldman Sachs & Co. LLC
(ICE LIBOR USD 3 Month + 0.44%), 2.78%, 2/8/19 (k)(r)	1,000,000	751,875
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.35%), 2.69%, 11/13/18 (k)(r)	1,000,000	852,550
2.625%, 1/31/19	294,000	294,135
7.500%, 2/15/19	471,000	484,012
2.300%, 12/13/19	40,000	39,601
5.375%, 3/15/20	127,000	131,661

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 4/23/20	$126,000	$124,752
(ICE LIBOR USD 3 Month + 1.16%), 3.522%, 4/23/20 (k)(x)	500,000	506,300
2.750%, 9/15/20	59,000	58,305
(ICE LIBOR USD 3 Month + 1.20%), 3.541%, 9/15/20 (k)	500,000	508,179
2.600%, 12/27/20	100,000	98,137
2.625%, 4/25/21	250,000	244,259
5.250%, 7/27/21	132,000	138,477
2.350%, 11/15/21	295,000	283,709
5.750%, 1/24/22	75,000	80,324
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	475,000	463,689
3.200%, 2/23/23	500,000	486,681
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23 (k)	100,000	96,489
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23 (k)	200,000	194,625
4.000%, 3/3/24	92,000	92,040
3.500%, 1/23/25	100,000	96,605
3.750%, 5/22/25	100,000	97,575
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	100,000	95,348
(ICE LIBOR USD 3 Month + 1.17%), 3.491%, 5/15/26 (k)	645,000	639,343
3.500%, 11/16/26	65,000	61,107
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	65,000	61,642
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	300,000	295,620
ING Bank NV 2.050%, 8/17/18§	1,000,000	999,314
Intercontinental Exchange, Inc. 2.750%, 12/1/20	100,000	99,196
3.750%, 12/1/25	30,000	29,873
Jefferies Group LLC 8.500%, 7/15/19	54,000	56,947
5.125%, 1/20/23	18,000	18,778
Lazard Group LLC 4.250%, 11/14/20	62,000	63,185
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13 (h)*	5,000,000	167,000
Series 1 0.000%, 12/30/16 (h)*	10,200,000	314,415
Moody’s Corp. 3.250%, 6/7/21	25,000	24,943
2.750%, 12/15/21	149,000	145,626
Morgan Stanley 2.375%, 7/23/19	75,000	74,506
2.650%, 1/27/20	150,000	148,824
2.800%, 6/16/20	219,000	217,046
2.500%, 4/21/21	45,000	43,894
5.500%, 7/28/21	27,000	28,578
2.625%, 11/17/21	80,000	77,677
(ICE LIBOR USD 3 Month + 1.18%), 3.539%, 1/20/22 (k)	600,000	606,901
2.750%, 5/19/22	650,000	629,101
3.125%, 1/23/23	200,000	195,014
3.750%, 2/25/23	172,000	172,071
4.100%, 5/22/23	27,000	27,112
3.700%, 10/23/24	250,000	246,726
4.000%, 7/23/25	80,000	79,654
3.875%, 1/27/26	65,000	64,010
3.125%, 7/27/26	625,000	580,900
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	200,000	190,054
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	300,000	288,906
(ICE LIBOR USD 3 Month + 1.46%), 3.971%, 7/22/38 (k)	70,000	64,835
Series 3NC2
(ICE LIBOR USD 3 Month + 0.80%), 3.155%, 2/14/20 (k)	200,000	200,489
Series F 3.875%, 4/29/24	75,000	75,080
Nasdaq, Inc. 3.850%, 6/30/26	100,000	96,712
Nomura Holdings, Inc. 6.700%, 3/4/20	37,000	38,993
Northern Trust Corp. 3.450%, 11/4/20	36,000	36,415
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	105,000	101,880
State Street Corp. 2.650%, 5/19/26	70,000	65,376
TD Ameritrade Holding Corp. 3.300%, 4/1/27	30,000	28,718
Thomson Reuters Corp. 4.700%, 10/15/19	27,000	27,487
3.350%, 5/15/26	30,000	27,735
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.639%, 12/7/18 (k)§	400,000	400,344
(ICE LIBOR USD 3 Month + 0.32%), 2.639%, 5/28/19 (k)§	200,000	200,264
(ICE LIBOR USD 3 Month + 0.58%), 2.901%, 6/8/20 (k)§	600,000	602,137
4.875%, 8/4/20	170,000	175,377
2.450%, 12/1/20§	400,000	390,599
7.625%, 8/17/22	400,000	440,000

		21,641,445

Consumer Finance (1.5%)
AerCap Ireland Capital DAC 4.625%, 10/30/20	230,000	234,542

See Notes to Financial Statements.

1297

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 5/15/21	$240,000	$244,042
3.500%, 5/26/22	150,000	146,467
4.125%, 7/3/23	150,000	149,172
Ally Financial, Inc. 8.000%, 3/15/20	804,000	859,315
American Express Co. 2.200%, 10/30/20	50,000	48,816
3.375%, 5/17/21	630,000	630,028
3.400%, 2/27/23	25,000	24,764
3.000%, 10/30/24	25,000	23,846
American Express Credit Corp. 2.250%, 8/15/19	198,000	196,720
1.700%, 10/30/19	115,000	113,162
3.300%, 5/3/27	95,000	91,400
American Honda Finance Corp. 2.000%, 11/13/19	25,000	24,725
1.950%, 7/20/20	100,000	97,789
2.450%, 9/24/20	50,000	49,298
Capital One Financial Corp. 2.400%, 10/30/20	136,000	132,879
3.450%, 4/30/21	195,000	194,698
3.300%, 10/30/24	100,000	95,054
Caterpillar Financial Services Corp. 1.700%, 8/9/21	50,000	47,814
Discover Financial Services 5.200%, 4/27/22	27,000	28,063
3.950%, 11/6/24	75,000	73,219
4.100%, 2/9/27	92,000	88,263
Ford Motor Credit Co. LLC 2.681%, 1/9/20	200,000	198,262
2.459%, 3/27/20	600,000	591,140
2.425%, 6/12/20	400,000	392,483
5.750%, 2/1/21	200,000	210,007
5.875%, 8/2/21	182,000	192,461
3.219%, 1/9/22	280,000	273,383
4.250%, 9/20/22	200,000	201,330
4.389%, 1/8/26	200,000	197,157
General Motors Financial Co., Inc. 3.100%, 1/15/19	36,000	36,030
2.350%, 10/4/19	100,000	99,049
3.200%, 7/13/20	600,000	596,970
2.450%, 11/6/20	50,000	48,787
3.700%, 11/24/20	97,000	97,321
4.200%, 3/1/21	125,000	126,808
3.550%, 4/9/21	100,000	99,752
3.200%, 7/6/21	545,000	537,141
3.450%, 1/14/22	100,000	98,545
3.450%, 4/10/22	75,000	73,620
3.150%, 6/30/22	280,000	270,887
3.500%, 11/7/24	50,000	47,454
4.000%, 1/15/25	223,000	217,301
5.250%, 3/1/26	50,000	51,701
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21 (b)§	500,000	501,168
John Deere Capital Corp. 3.150%, 10/15/21	54,000	54,079
2.700%, 1/6/23	250,000	243,659
2.650%, 6/24/24	25,000	23,798
LeasePlan Corp. NV 2.875%, 1/22/19§	500,000	498,760
Navient Corp. 4.875%, 6/17/19	400,000	402,000
8.000%, 3/25/20	100,000	105,500
PACCAR Financial Corp. 2.050%, 11/13/20	25,000	24,457
Springleaf Finance Corp. 5.250%, 12/15/19	400,000	405,000
Synchrony Financial 2.600%, 1/15/19	76,000	75,849
3.000%, 8/15/19	37,000	36,925
2.700%, 2/3/20	48,000	47,595
4.250%, 8/15/24	37,000	36,239
4.500%, 7/23/25	94,000	92,309
3.700%, 8/4/26	50,000	45,993
Toyota Motor Credit Corp. 1.950%, 4/17/20	50,000	49,115
1.900%, 4/8/21	100,000	96,627
2.750%, 5/17/21	50,000	49,357
3.400%, 9/15/21	54,000	54,251
3.200%, 1/11/27	100,000	96,461

		11,190,807

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc. 2.200%, 3/15/21	20,000	19,669
3.000%, 2/11/23	75,000	74,301
3.125%, 3/15/26	35,000	33,732
Block Financial LLC 5.500%, 11/1/22 (x)	36,000	37,341
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§	125,964	130,058
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	200,000	195,454
4.418%, 11/15/35	210,000	203,563
Jefferies Finance LLC 7.500%, 4/15/21§	500,000	505,000
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21	20,000	19,834
2.850%, 1/27/25	100,000	95,559
Nationwide Building Society (ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§	600,000	587,416
NTT Finance Corp. 1.900%, 7/21/21 (m)	400,000	383,291
ORIX Corp. 2.900%, 7/18/22	100,000	97,057
Private Export Funding Corp.
Series II 2.050%, 11/15/22	46,000	44,385
Series LL 2.250%, 3/15/20	75,000	74,549
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§	272,525	288,877
Shell International Finance BV 1.375%, 9/12/19	50,000	49,198

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
4.300%, 9/22/19		$36,000	$36,662
4.375%, 3/25/20		36,000	36,914
2.125%, 5/11/20		75,000	73,978
2.375%, 8/21/22		36,000	34,815
3.400%, 8/12/23		75,000	74,911
2.875%, 5/10/26		50,000	47,605
2.500%, 9/12/26		50,000	46,234
3.625%, 8/21/42		51,000	46,040
Synchrony Bank 3.650%, 5/24/21		295,000	295,148
US Capital Funding II Ltd. (ICE LIBOR USD 3 Month + 0.75%), 3.108%, 8/1/34 (k)§		700,000	637,981
Voya Financial, Inc. 3.650%, 6/15/26		50,000	47,114
Woodside Finance Ltd. 3.650%, 3/5/25§		5,000	4,855

			4,221,541

Insurance (0.6%)
Aflac, Inc. 3.625%, 11/15/24		125,000	124,069
Ambac LSNI LLC (ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 7.337%, 2/12/23 (k)§		400,000	405,040
American Financial Group, Inc. 3.500%, 8/15/26		15,000	14,014
American International Group, Inc. 6.400%, 12/15/20		91,000	97,523
4.875%, 6/1/22		36,000	37,633
3.750%, 7/10/25		500,000	483,406
4.200%, 4/1/28		25,000	24,462
Aon Corp. 5.000%, 9/30/20		36,000	37,251
Aon plc 4.750%, 5/15/45		24,000	23,775
Assurant, Inc. 4.200%, 9/27/23		600,000	598,006
AXIS Specialty Finance LLC 5.875%, 6/1/20		27,000	28,135
Berkshire Hathaway Finance Corp. 4.250%, 1/15/21		54,000	55,805
Brighthouse Financial, Inc. 3.700%, 6/22/27		50,000	44,225
Chubb INA Holdings, Inc. 3.350%, 5/3/26		75,000	72,683
CNA Financial Corp. 5.875%, 8/15/20		54,000	56,656
Hanover Insurance Group, Inc. (The) 4.500%, 4/15/26		50,000	49,095
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		36,000	37,417
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.807%, 6/11/21 (b)(k)§		600,000	600,764
Lincoln National Corp. 4.000%, 9/1/23		15,000	15,175
Loews Corp. 3.750%, 4/1/26		50,000	49,240
Markel Corp. 3.500%, 11/1/27		25,000	23,338
Marsh & McLennan Cos., Inc. 2.350%, 9/10/19		37,000	36,727
4.800%, 7/15/21		36,000	37,575
3.750%, 3/14/26		16,000	15,836
4.350%, 1/30/47		11,000	10,832
MetLife, Inc. 4.750%, 2/8/21		91,000	94,550
4.600%, 5/13/46		30,000	30,449
New York Life Global Funding 2.900%, 1/17/24§		400,000	387,194
Principal Financial Group, Inc. 4.300%, 11/15/46		25,000	23,723
Progressive Corp. (The) 3.750%, 8/23/21		46,000	46,568
Protective Life Corp. 7.375%, 10/15/19		36,000	37,906
Prudential Financial, Inc. 3.500%, 5/15/24		50,000	49,656
3.878%, 3/27/28		100,000	98,529
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)(x)		27,000	28,552
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)(x)		70,000	64,225
Sompo International Holdings Ltd.
4.700%, 10/15/22		36,000	36,796
Travelers Cos., Inc. (The) 4.600%, 8/1/43		73,000	76,399
Trinity Acquisition plc 4.400%, 3/15/26		50,000	49,646
Unum Group 5.625%, 9/15/20		36,000	37,620
Willis North America, Inc. 3.600%, 5/15/24		123,000	118,825
XLIT Ltd. 4.450%, 3/31/25		75,000	73,648

			4,232,968

Thrifts & Mortgage Finance (0.8%)
BPCE SA 2.750%, 12/2/21		250,000	242,539
3.000%, 5/22/22§		250,000	241,457
BRFkredit A/S Series 321E 1.000%, 10/1/18	DKK	3,300,000	519,440
Nykredit Realkredit A/S
Series 12H 2.000%, 7/1/18		1,800,000	282,456
Series 13H 1.000%, 7/1/18 (m)		17,000,000	2,666,464
Series 13HH 1.000%, 10/1/18 (m)		12,700,000	1,999,057

			5,951,413

Total Financials			114,493,303

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (2.4%)
Biotechnology (0.5%)
AbbVie, Inc. 2.500%, 5/14/20	$254,000	$249,119
2.900%, 11/6/22	710,000	687,867
3.600%, 5/14/25	175,000	169,308
4.500%, 5/14/35	319,000	310,745
Amgen, Inc. 2.125%, 5/1/20	160,000	157,217
3.450%, 10/1/20	54,000	54,290
2.650%, 5/11/22	100,000	96,870
3.625%, 5/15/22	45,000	45,161
3.625%, 5/22/24	50,000	49,749
4.400%, 5/1/45	119,000	113,325
Baxalta, Inc. 4.000%, 6/23/25	275,000	269,437
5.250%, 6/23/45	50,000	51,516
Biogen, Inc. 2.900%, 9/15/20	100,000	99,292
Celgene Corp. 2.875%, 2/19/21	500,000	496,643
2.250%, 8/15/21	500,000	482,394
2.750%, 2/15/23	50,000	47,694
3.875%, 8/15/25	100,000	97,123
3.900%, 2/20/28	50,000	47,304
Gilead Sciences, Inc. 2.350%, 2/1/20	76,000	75,586
2.550%, 9/1/20	50,000	49,379
4.500%, 4/1/21	54,000	55,848
1.950%, 3/1/22	15,000	14,281
2.500%, 9/1/23	72,000	68,601
3.650%, 3/1/26	125,000	123,455
4.600%, 9/1/35	26,000	26,757
4.500%, 2/1/45	59,000	59,016
4.150%, 3/1/47	108,000	103,320

		4,101,297

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories 2.350%, 11/22/19	6,000	5,966
4.125%, 5/27/20	36,000	36,623
2.800%, 9/15/20	68,000	67,460
2.900%, 11/30/21	50,000	49,136
3.250%, 4/15/23	27,000	26,601
3.400%, 11/30/23	50,000	49,377
2.950%, 3/15/25	100,000	94,922
3.875%, 9/15/25	22,000	21,988
3.750%, 11/30/26	410,000	402,514
Becton Dickinson and Co. 2.133%, 6/6/19	325,000	322,238
2.675%, 12/15/19	55,000	54,450
2.404%, 6/5/20	20,000	19,588
3.250%, 11/12/20	54,000	53,932
2.894%, 6/6/22	320,000	308,576
3.700%, 6/6/27	50,000	47,265
4.685%, 12/15/44	21,000	20,437
Boston Scientific Corp. 6.000%, 1/15/20	36,000	37,398
3.375%, 5/15/22	1,000,000	993,137
Edwards Lifesciences Corp. 4.300%, 6/15/28	25,000	24,965
Medtronic, Inc. 3.150%, 3/15/22	100,000	99,221
3.500%, 3/15/25	100,000	98,995
4.375%, 3/15/35	165,000	170,482
Stryker Corp. 4.375%, 1/15/20	36,000	36,693
3.500%, 3/15/26	50,000	48,424
4.625%, 3/15/46	46,000	46,897
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	27,000	27,540
2.700%, 4/1/20	100,000	99,013

		3,263,838

Health Care Providers & Services (0.7%)
Aetna, Inc. 2.800%, 6/15/23	100,000	94,927
4.500%, 5/15/42	68,000	66,682
4.125%, 11/15/42	33,000	30,558
4.750%, 3/15/44	31,000	31,403
AmerisourceBergen Corp. 3.450%, 12/15/27	50,000	46,043
Anthem, Inc. 2.300%, 7/15/18	173,000	172,971
4.350%, 8/15/20	118,000	120,723
2.950%, 12/1/22	100,000	97,089
4.101%, 3/1/28	50,000	48,859
Cardinal Health, Inc. 3.500%, 11/15/24	50,000	47,981
3.410%, 6/15/27	75,000	68,764
Centene Escrow I Corp. 5.375%, 6/1/26 (x)§	400,000	405,240
Cigna Corp. 5.125%, 6/15/20	39,000	40,327
3.250%, 4/15/25	169,000	158,594
Coventry Health Care, Inc. 5.450%, 6/15/21	28,000	29,459
CVS Health Corp. 3.125%, 3/9/20	500,000	499,713
2.800%, 7/20/20	80,000	79,258
3.350%, 3/9/21	160,000	159,602
3.700%, 3/9/23	805,000	800,398
4.000%, 12/5/23	155,000	155,551
3.375%, 8/12/24	75,000	72,287
4.100%, 3/25/25	180,000	178,721
3.875%, 7/20/25	80,000	78,136
4.300%, 3/25/28	140,000	137,872
4.780%, 3/25/38	45,000	44,291
5.125%, 7/20/45	155,000	157,512
5.050%, 3/25/48	130,000	132,158
Express Scripts Holding Co. 3.000%, 7/15/23	100,000	94,859
3.500%, 6/15/24	50,000	47,958
Howard Hughes Medical Institute 3.500%, 9/1/23	23,000	23,274
Humana, Inc. 3.850%, 10/1/24	50,000	49,997
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	39,680
4.625%, 11/15/20	45,000	46,373
3.750%, 8/23/22	20,000	20,144

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
McKesson Corp. 2.700%, 12/15/22		$27,000	$25,826
2.850%, 3/15/23		36,000	34,539
3.796%, 3/15/24		50,000	49,257
Medco Health Solutions, Inc. 4.125%, 9/15/20		45,000	45,652
New York and Presbyterian Hospital (The)
3.563%, 8/1/36		16,000	15,116
Quest Diagnostics, Inc. 3.450%, 6/1/26		30,000	28,495
SSM Health Care Corp.
Series 2018 3.688%, 6/1/23		70,000	69,911
Sutter Health
Series 2018 3.695%, 8/15/28		13,000	12,729
UnitedHealth Group, Inc. 2.700%, 7/15/20		71,000	70,854
2.875%, 3/15/23		27,000	26,289
3.750%, 7/15/25		165,000	165,078
3.450%, 1/15/27		50,000	48,707
2.950%, 10/15/27		100,000	92,750
3.850%, 6/15/28		20,000	20,003
4.625%, 7/15/35		16,000	16,832
3.950%, 10/15/42		63,000	59,560
4.200%, 1/15/47		26,000	25,638
3.750%, 10/15/47		10,000	9,211

			5,093,851

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 3.050%, 9/22/26		60,000	56,101
Life Technologies Corp. 6.000%, 3/1/20		36,000	37,526
Thermo Fisher Scientific, Inc. 3.300%, 2/15/22		50,000	49,729
3.000%, 4/15/23		70,000	68,111
3.650%, 12/15/25		279,000	272,685
2.950%, 9/19/26		30,000	27,704

			511,856

Pharmaceuticals (0.7%)
Allergan Finance LLC 3.250%, 10/1/22		886,000	860,253
Allergan Funding SCS 3.000%, 3/12/20		100,000	99,571
3.800%, 3/15/25		399,000	387,007
Allergan, Inc. 3.375%, 9/15/20		45,000	45,071
AstraZeneca plc 2.375%, 11/16/20		75,000	73,579
3.125%, 6/12/27		75,000	70,251
Bayer US Finance II LLC 4.250%, 12/15/25 (b)§		600,000	603,208
Eli Lilly & Co. 3.100%, 5/15/27		24,000	22,903
GlaxoSmithKline Capital plc 2.850%, 5/8/22		135,000	132,594
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23		36,000	35,077
3.875%, 5/15/28		40,000	40,333
Johnson & Johnson 2.950%, 9/1/20		36,000	36,209
2.450%, 12/5/21		25,000	24,586
2.450%, 3/1/26		125,000	117,079
Merck & Co., Inc. 2.400%, 9/15/22		27,000	26,151
2.800%, 5/18/23		62,000	60,585
2.750%, 2/10/25		50,000	47,807
3.600%, 9/15/42		10,000	9,303
Mylan NV 3.750%, 12/15/20		300,000	302,129
3.150%, 6/15/21		50,000	49,466
3.950%, 6/15/26		50,000	47,753
Novartis Capital Corp. 2.400%, 5/17/22		100,000	97,056
3.400%, 5/6/24		50,000	49,847
Pfizer, Inc. 1.950%, 6/3/21		125,000	121,636
3.400%, 5/15/24		50,000	50,078
2.750%, 6/3/26		50,000	47,258
4.000%, 12/15/36		85,000	85,764
Sanofi 4.000%, 3/29/21		36,000	36,861
3.625%, 6/19/28		25,000	24,871
Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/19		370,000	364,195
2.400%, 9/23/21		125,000	119,669
3.200%, 9/23/26		50,000	45,698
Teva Pharmaceutical Finance Netherlands III BV 6.000%, 4/15/24		600,000	597,000
Teva Pharmaceutical Finance Netherlands IV BV 0.125%, 7/27/18 (m)	CHF	400,000	403,716
Zoetis, Inc. 3.000%, 9/12/27		$50,000	46,225

			5,180,789

Total Health Care			18,151,631

Industrials (1.6%)
Aerospace & Defense (0.4%)
BAE Systems Holdings, Inc. 2.850%, 12/15/20§		31,000	30,600
4.750%, 10/7/44§		7,000	7,287
Boeing Co. (The) 2.350%, 10/30/21		62,000	60,747
Embraer Netherlands Finance BV
5.400%, 2/1/27		35,000	36,225
General Dynamics Corp. 2.250%, 11/15/22		62,000	59,264
3.750%, 5/15/28		240,000	241,879
Harris Corp. 2.700%, 4/27/20		108,000	107,036
4.400%, 6/15/28		145,000	145,813
L3 Technologies, Inc. 4.950%, 2/15/21		73,000	74,948
3.950%, 5/28/24		60,000	59,066
3.850%, 12/15/26		180,000	173,958

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Lockheed Martin Corp. 2.500%, 11/23/20	$75,000	$74,006
3.350%, 9/15/21	45,000	45,142
3.100%, 1/15/23	260,000	256,154
2.900%, 3/1/25	60,000	57,091
3.550%, 1/15/26	87,000	85,533
3.600%, 3/1/35	85,000	80,151
4.500%, 5/15/36	15,000	15,629
4.070%, 12/15/42	37,000	35,491
3.800%, 3/1/45	20,000	18,296
4.090%, 9/15/52	47,000	44,116
Northrop Grumman Corp. 2.550%, 10/15/22	110,000	106,470
3.250%, 8/1/23	75,000	74,134
2.930%, 1/15/25	315,000	298,988
3.250%, 1/15/28	124,000	116,550
3.850%, 4/15/45	50,000	45,606
Raytheon Co. 4.400%, 2/15/20	73,000	74,574
Rockwell Collins, Inc. 5.250%, 7/15/19	18,000	18,431
2.800%, 3/15/22	500,000	486,666
3.200%, 3/15/24	75,000	71,925
Textron, Inc. 4.000%, 3/15/26	25,000	24,561
United Technologies Corp. 4.500%, 4/15/20	36,000	36,893
3.100%, 6/1/22	54,000	53,223
3.125%, 5/4/27 (x)	100,000	92,889
4.150%, 5/15/45	30,000	28,095
4.050%, 5/4/47	135,000	123,964

		3,361,401

Air Freight & Logistics (0.1%)
FedEx Corp. 4.900%, 1/15/34	99,000	103,676
3.900%, 2/1/35	90,000	84,189
4.050%, 2/15/48	20,000	18,020
United Parcel Service, Inc. 3.125%, 1/15/21	54,000	54,282
2.050%, 4/1/21	25,000	24,423
2.500%, 4/1/23	25,000	24,128
2.400%, 11/15/26	50,000	45,609

		354,327

Airlines (0.3%)
Delta Air Lines, Inc. 2.875%, 3/13/20	788,000	781,066
2.600%, 12/4/20	725,000	707,020
3.625%, 3/15/22	500,000	493,200
Southwest Airlines Co. 2.750%, 11/6/19	25,000	24,922

		2,006,208

Building Products (0.1%)
Boral Finance Pty. Ltd. 3.000%, 11/1/22§	600,000	578,610
Johnson Controls International plc 4.250%, 3/1/21	56,000	57,096
5.125%, 9/14/45	90,000	93,402
LafargeHolcim Finance US LLC 4.750%, 9/22/46§	200,000	186,681
Masco Corp. 3.500%, 4/1/21	30,000	29,944
4.375%, 4/1/26	20,000	19,864

		965,597

Commercial Services & Supplies (0.1%)
Brambles USA, Inc. 5.350%, 4/1/20§	500,000	516,531
Republic Services, Inc. 5.500%, 9/15/19	27,000	27,828
5.250%, 11/15/21	36,000	38,121
3.375%, 11/15/27	15,000	14,204
3.950%, 5/15/28	185,000	182,690
Waste Management, Inc. 2.900%, 9/15/22	36,000	35,376
3.150%, 11/15/27	50,000	47,011
3.900%, 3/1/35	51,000	49,149

		910,910

Electrical Equipment (0.0%)
ABB Finance USA, Inc. 2.875%, 5/8/22	36,000	35,346
Eaton Corp. 2.750%, 11/2/22	101,000	97,929
Emerson Electric Co. 4.875%, 10/15/19	45,000	46,172
Rockwell Automation, Inc. 2.875%, 3/1/25	75,000	71,678

		251,125

Industrial Conglomerates (0.1%)
3M Co. 2.875%, 10/15/27	75,000	70,754
General Electric Co. 5.300%, 2/11/21	54,000	56,382
3.150%, 9/7/22	54,000	53,139
2.700%, 10/9/22	64,000	61,861
3.100%, 1/9/23	75,000	73,372
4.500%, 3/11/44	135,000	131,997
Honeywell International, Inc. 1.800%, 10/30/19	30,000	29,648
4.250%, 3/1/21	45,000	46,380
3.812%, 11/21/47	35,000	33,840
Ingersoll-Rand Global Holding Co. Ltd. 2.900%, 2/21/21	50,000	49,547
Ingersoll-Rand Luxembourg Finance SA 4.650%, 11/1/44	14,000	14,187
Roper Technologies, Inc. 2.800%, 12/15/21	100,000	97,865
3.800%, 12/15/26	30,000	29,220

		748,192

Machinery (0.1%)
Caterpillar, Inc. 3.400%, 5/15/24	35,000	34,815
CNH Industrial Capital LLC 3.375%, 7/15/19	10,000	9,981
4.375%, 11/6/20	10,000	10,119
4.875%, 4/1/21	10,000	10,262
3.875%, 10/15/21	5,000	4,938

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 4/5/22	$10,000	$10,031
Deere & Co. 2.600%, 6/8/22	91,000	88,635
Dover Corp. 3.150%, 11/15/25	50,000	48,097
Illinois Tool Works, Inc. 2.650%, 11/15/26	50,000	46,162
Kennametal, Inc. 3.875%, 2/15/22	27,000	27,349
Parker-Hannifin Corp. 3.250%, 3/1/27	100,000	96,333
Stanley Black & Decker, Inc. 2.900%, 11/1/22	36,000	35,378
Xylem, Inc. 4.375%, 11/1/46	14,000	13,628

		435,728

Professional Services (0.0%)
Equifax, Inc. 3.300%, 12/15/22	36,000	35,228

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC 4.700%, 10/1/19	91,000	93,095
3.400%, 9/1/24	50,000	49,615
4.150%, 4/1/45	32,000	31,068
4.700%, 9/1/45	20,000	20,994
4.125%, 6/15/47	70,000	68,382
CSX Corp. 3.700%, 11/1/23	50,000	50,061
4.250%, 11/1/66	74,000	64,459
ERAC USA Finance LLC 2.600%, 12/1/21§	400,000	389,126
Norfolk Southern Corp. 2.900%, 6/15/26	35,000	32,782
4.050%, 8/15/52	47,000	42,911
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	450,000	465,926
Ryder System, Inc. 2.875%, 9/1/20	50,000	49,623
3.750%, 6/9/23	10,000	9,991
Union Pacific Corp. 2.750%, 4/15/23	62,000	59,996
3.250%, 8/15/25	100,000	97,011
3.375%, 2/1/35	29,000	25,827
3.600%, 9/15/37	95,000	85,962
3.875%, 2/1/55	102,000	88,086

		1,724,915

Trading Companies & Distributors (0.2%)
Air Lease Corp. 2.125%, 1/15/20	50,000	49,098
2.625%, 7/1/22	75,000	71,590
3.000%, 9/15/23	50,000	47,379
Aircastle Ltd. 6.250%, 12/1/19	10,000	10,343
7.625%, 4/15/20	5,000	5,287
5.125%, 3/15/21	10,000	10,225
5.500%, 2/15/22	10,000	10,250
5.000%, 4/1/23	10,000	10,038
4.125%, 5/1/24	10,000	9,575
Aviation Capital Group LLC 2.875%, 9/17/18§	145,000	144,819
2.875%, 1/20/22§	500,000	485,172
GATX Corp. 2.600%, 3/30/20	41,000	40,438
3.250%, 9/15/26	50,000	46,188
3.850%, 3/30/27	48,000	45,992
Mitsubishi Corp. 2.625%, 7/14/22 (m)	500,000	486,064

		1,472,458

Total Industrials		12,266,089

Information Technology (2.2%)
Communications Equipment (0.0%)
Cisco Systems, Inc. 2.450%, 6/15/20	100,000	99,312
1.850%, 9/20/21	100,000	96,418
2.500%, 9/20/26	50,000	46,070
Juniper Networks, Inc. 3.300%, 6/15/20	35,000	34,849
Motorola Solutions, Inc. 4.600%, 2/23/28	50,000	49,529

		326,178

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc. 3.550%, 10/1/27	50,000	46,063
Amphenol Corp. 3.200%, 4/1/24	64,000	61,602
Arrow Electronics, Inc. 3.500%, 4/1/22	500,000	492,105
3.250%, 9/8/24	50,000	46,699
Avnet, Inc. 5.875%, 6/15/20	45,000	46,920
Corning, Inc. 4.250%, 8/15/20	600,000	611,101
4.375%, 11/15/57	210,000	183,141
Jabil, Inc. 3.950%, 1/12/28	100,000	94,375
Keysight Technologies, Inc. 4.600%, 4/6/27	75,000	75,208
Tyco Electronics Group SA 3.450%, 8/1/24	20,000	19,626
3.125%, 8/15/27	45,000	42,007

		1,718,847

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd. 2.500%, 11/28/19	200,000	198,443
Alphabet, Inc. 3.625%, 5/19/21	36,000	36,758
Baidu, Inc. 2.875%, 7/6/22	200,000	192,600
eBay, Inc. 3.250%, 10/15/20	36,000	36,031
2.600%, 7/15/22	45,000	43,315
VeriSign, Inc. 4.625%, 5/1/23	75,000	75,562

		582,709

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (0.2%)
Automatic Data Processing, Inc. 2.250%, 9/15/20	$50,000	$49,295
DXC Technology Co. 2.875%, 3/27/20	68,000	67,433
Fidelity National Information Services, Inc. 3.625%, 10/15/20	49,000	49,298
3.000%, 8/15/26	50,000	45,829
4.500%, 8/15/46	42,000	38,877
4.750%, 5/15/48	100,000	95,956
Fiserv, Inc. 4.625%, 10/1/20	36,000	37,034
IBM Credit LLC 3.000%, 2/6/23	100,000	98,110
International Business Machines Corp. 2.500%, 1/27/22	100,000	97,601
1.875%, 8/1/22	91,000	86,035
3.450%, 2/19/26 (x)	100,000	98,625
Mastercard, Inc. 2.950%, 11/21/26	50,000	47,920
Total System Services, Inc. 3.800%, 4/1/21	30,000	30,209
3.750%, 6/1/23	95,000	94,003
4.000%, 6/1/23	50,000	50,026
4.800%, 4/1/26	159,000	162,713
Visa, Inc. 2.200%, 12/14/20	100,000	98,343
3.150%, 12/14/25	100,000	96,675
4.150%, 12/14/35	104,000	107,604
Western Union Co. (The) 4.250%, 6/9/23	25,000	24,881

		1,476,467

Semiconductors & Semiconductor Equipment (0.5%)
Analog Devices, Inc. 2.950%, 1/12/21	50,000	49,600
2.500%, 12/5/21	265,000	257,088
3.900%, 12/15/25	16,000	15,863
3.500%, 12/5/26	170,000	162,248
5.300%, 12/15/45	7,000	7,615
Applied Materials, Inc. 2.625%, 10/1/20	50,000	49,542
4.350%, 4/1/47	32,000	31,973
Broadcom Corp. 2.375%, 1/15/20	842,000	830,678
3.000%, 1/15/22	725,000	704,463
3.875%, 1/15/27	500,000	472,343
Intel Corp. 2.450%, 7/29/20	30,000	29,765
2.350%, 5/11/22	100,000	97,211
2.700%, 12/15/22	45,000	44,033
3.700%, 7/29/25	100,000	100,611
KLA-Tencor Corp. 4.125%, 11/1/21	28,000	28,516
4.650%, 11/1/24	50,000	51,781
Lam Research Corp. 2.750%, 3/15/20	61,000	60,657
2.800%, 6/15/21	77,000	75,669
Maxim Integrated Products, Inc. 3.450%, 6/15/27	25,000	23,604
QUALCOMM, Inc. 2.250%, 5/20/20	100,000	98,385
2.600%, 1/30/23	210,000	200,449
3.250%, 5/20/27	75,000	69,803
4.800%, 5/20/45	34,000	33,974
4.300%, 5/20/47	100,000	92,783
Texas Instruments, Inc. 1.750%, 5/1/20	100,000	97,779
4.150%, 5/15/48	65,000	66,074
Xilinx, Inc. 2.950%, 6/1/24	120,000	114,195

		3,866,702

Software (0.6%)
Activision Blizzard, Inc. 3.400%, 6/15/27	10,000	9,420
Adobe Systems, Inc. 4.750%, 2/1/20	21,000	21,612
Autodesk, Inc. 3.600%, 12/15/22	36,000	35,792
3.500%, 6/15/27	255,000	237,755
CA, Inc. 3.600%, 8/15/22	100,000	99,350
Microsoft Corp. 1.100%, 8/8/19	40,000	39,363
1.850%, 2/6/20	50,000	49,350
2.000%, 11/3/20	75,000	73,591
1.550%, 8/8/21	75,000	71,849
2.375%, 2/12/22	75,000	73,358
2.375%, 5/1/23	102,000	98,434
2.700%, 2/12/25	75,000	72,015
2.400%, 8/8/26	100,000	92,282
3.300%, 2/6/27	100,000	98,484
3.500%, 2/12/35	170,000	163,255
3.450%, 8/8/36	235,000	223,865
3.700%, 8/8/46	74,000	71,797
4.250%, 2/6/47	220,000	233,883
Oracle Corp. 1.900%, 9/15/21	770,000	741,639
2.500%, 10/15/22	73,000	70,569
2.625%, 2/15/23	70,000	67,667
3.400%, 7/8/24	75,000	74,137
2.950%, 11/15/24	75,000	72,046
2.950%, 5/15/25	100,000	95,502
2.650%, 7/15/26	45,000	41,466
3.250%, 5/15/30	101,000	95,040
3.900%, 5/15/35	91,000	87,777
4.000%, 7/15/46	107,000	100,394
4.375%, 5/15/55	54,000	52,934
VMware, Inc. 2.300%, 8/21/20	1,336,000	1,305,051
3.900%, 8/21/27	100,000	91,890

		4,661,567

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc. 1.800%, 11/13/19	50,000	49,410
2.000%, 11/13/20	25,000	24,502
2.250%, 2/23/21	150,000	147,455

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 2/9/22	$100,000	$96,889
2.400%, 5/3/23	136,000	130,859
3.000%, 2/9/24	153,000	149,606
2.850%, 5/11/24	500,000	482,952
3.250%, 2/23/26	110,000	107,316
3.350%, 2/9/27	50,000	48,905
2.900%, 9/12/27	650,000	611,900
3.450%, 2/9/45	42,000	37,385
4.650%, 2/23/46	258,000	277,986
Dell International LLC 3.480%, 6/1/19§	200,000	200,449
4.420%, 6/15/21§	550,000	558,061
5.450%, 6/15/23§	360,000	376,676
6.020%, 6/15/26§	140,000	147,101
8.350%, 7/15/46§	23,000	27,629
EMC Corp. 2.650%, 6/1/20	500,000	484,400
Hewlett Packard Enterprise Co. 2.850%, 10/5/18 (e)	67,000	67,060
3.600%, 10/15/20 (e)	105,000	105,545
4.900%, 10/15/25 (e)	50,000	50,934
HP, Inc. 3.750%, 12/1/20	37,000	37,315
Xerox Corp. 3.625%, 3/15/23	50,000	47,951
3.800%, 5/15/24	50,000	47,864

		4,316,150

Total Information Technology		16,948,620

Materials (0.4%)
Chemicals (0.2%)
Air Products & Chemicals, Inc. 4.375%, 8/21/19	36,000	36,600
Albemarle Corp. 4.150%, 12/1/24	100,000	100,657
Celanese US Holdings LLC 5.875%, 6/15/21	10,000	10,599
4.625%, 11/15/22	10,000	10,296
Dow Chemical Co. (The) 3.000%, 11/15/22	27,000	26,286
3.500%, 10/1/24	75,000	72,804
4.375%, 11/15/42	26,000	24,476
4.625%, 10/1/44	44,000	43,033
Eastman Chemical Co. 3.600%, 8/15/22	45,000	44,758
Ecolab, Inc. 4.350%, 12/8/21	36,000	37,111
EI du Pont de Nemours & Co. 2.200%, 5/1/20	60,000	59,069
3.625%, 1/15/21	64,000	64,688
2.800%, 2/15/23	45,000	43,520
LYB International Finance BV 4.000%, 7/15/23	36,000	36,193
LYB International Finance II BV 3.500%, 3/2/27	100,000	93,662
Methanex Corp. 3.250%, 12/15/19	36,000	35,800
Monsanto Co. 2.125%, 7/15/19	50,000	49,694
2.200%, 7/15/22	18,000	16,831
3.600%, 7/15/42	71,000	58,268
Mosaic Co. (The) 3.250%, 11/15/22	50,000	48,580
Nutrien Ltd. 4.875%, 3/30/20	27,000	27,575
3.150%, 10/1/22	36,000	34,969
PPG Industries, Inc. 3.600%, 11/15/20	27,000	27,243
Praxair, Inc. 4.500%, 8/15/19	36,000	36,662
2.700%, 2/21/23	36,000	35,018
RPM International, Inc. 6.125%, 10/15/19	36,000	37,266
Sherwin-Williams Co. (The) 2.750%, 6/1/22	50,000	48,199
3.450%, 6/1/27	75,000	70,839
4.000%, 12/15/42	25,000	22,422
4.500%, 6/1/47	45,000	42,952
Syngenta Finance NV 4.441%, 4/24/23§	400,000	397,265

		1,693,335

Construction Materials (0.0%)
CRH America, Inc. 5.750%, 1/15/21	45,000	47,535

Containers & Packaging (0.1%)
Bemis Co., Inc. 6.800%, 8/1/19	36,000	37,360
International Paper Co. 4.750%, 2/15/22	75,000	77,538
3.650%, 6/15/24	67,000	66,101
4.800%, 6/15/44	9,000	8,785
4.350%, 8/15/48	10,000	9,033
Packaging Corp. of America 3.900%, 6/15/22	36,000	36,341
3.400%, 12/15/27	35,000	33,020
WestRock Co. 4.000%, 3/15/28§	50,000	49,150
WestRock RKT Co. 3.500%, 3/1/20	59,000	59,231

		376,559

Metals & Mining (0.1%)
Anglo American Capital plc 3.625%, 9/11/24§	200,000	188,512
ArcelorMittal 5.500%, 8/5/20	15,000	15,450
5.750%, 3/1/21	15,000	15,600
6.500%, 2/25/22	10,000	10,662
6.125%, 6/1/25	10,000	10,816
Barrick Gold Corp. 5.250%, 4/1/42	40,000	41,635
Barrick North America Finance LLC 4.400%, 5/30/21	11,000	11,454
BHP Billiton Finance USA Ltd. 2.875%, 2/24/22	27,000	26,662
5.000%, 9/30/43	40,000	44,719
Goldcorp, Inc. 3.625%, 6/9/21	35,000	34,943
Newmont Mining Corp. 3.500%, 3/15/22	120,000	119,282
Nucor Corp. 5.200%, 8/1/43	47,000	51,282

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Reliance Steel & Aluminum Co. 4.500%, 4/15/23		$36,000	$36,840

			607,857

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd. 5.500%, 1/17/27		25,000	24,781
Georgia-Pacific LLC 7.375%, 12/1/25		65,000	78,925

			103,706

Total Materials			2,828,992

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT) 2.750%, 1/15/20		25,000	24,780
3.450%, 4/30/25		525,000	504,071
American Campus Communities Operating Partnership LP (REIT) 3.625%, 11/15/27		50,000	46,810
American Tower Corp. (REIT) 5.050%, 9/1/20		64,000	66,263
3.450%, 9/15/21		500,000	498,408
2.250%, 1/15/22		50,000	47,683
3.000%, 6/15/23		50,000	47,995
5.000%, 2/15/24		50,000	51,804
AvalonBay Communities, Inc. (REIT) 4.200%, 12/15/23		50,000	51,227
Boston Properties LP (REIT) 5.875%, 10/15/19		54,000	55,621
3.200%, 1/15/25		100,000	95,300
2.750%, 10/1/26		50,000	44,873
Brandywine Operating Partnership LP (REIT) 3.950%, 2/15/23		500,000	496,447
3.950%, 11/15/27		25,000	23,763
Brixmor Operating Partnership LP (REIT) 3.250%, 9/15/23		500,000	479,348
3.850%, 2/1/25		100,000	96,140
CC Holdings GS V LLC (REIT) 3.849%, 4/15/23		140,000	138,729
Corporate Office Properties LP (REIT) 5.000%, 7/1/25		100,000	102,354
Crown Castle International Corp. (REIT) 5.250%, 1/15/23		400,000	419,182
3.150%, 7/15/23		50,000	47,917
3.700%, 6/15/26		500,000	468,965
3.650%, 9/1/27		50,000	46,317
DDR Corp. (REIT) 4.625%, 7/15/22		27,000	27,841
Digital Realty Trust LP (REIT) 3.400%, 10/1/20		400,000	400,085
3.625%, 10/1/22		27,000	26,850
Duke Realty LP (REIT) 3.250%, 6/30/26		30,000	28,135
EPR Properties (REIT) 4.500%, 4/1/25		500,000	492,185
ERP Operating LP (REIT) 3.000%, 4/15/23		75,000	73,137
Essex Portfolio LP (REIT) 3.875%, 5/1/24		25,000	24,711
HCP, Inc. (REIT) 3.150%, 8/1/22		36,000	34,996
4.250%, 11/15/23		70,000	70,245
Hospitality Properties Trust (REIT) 4.950%, 2/15/27		70,000	69,269
Host Hotels & Resorts LP (REIT) Series C 4.750%, 3/1/23		36,000	36,870
Kilroy Realty LP (REIT) 3.450%, 12/15/24		25,000	23,960
4.375%, 10/1/25		1,000,000	1,000,016
Kimco Realty Corp. (REIT) 6.875%, 10/1/19		36,000	37,591
3.200%, 5/1/21		25,000	24,815
Liberty Property LP (REIT) 4.750%, 10/1/20		36,000	37,051
Life Storage LP (REIT) 3.875%, 12/15/27		25,000	23,596
National Retail Properties, Inc. (REIT) 3.800%, 10/15/22		27,000	27,085
Omega Healthcare Investors, Inc. (REIT) 4.375%, 8/1/23		400,000	395,415
4.500%, 1/15/25		500,000	489,869
Prologis LP (REIT) 4.250%, 8/15/23		50,000	51,446
Public Storage (REIT) 3.094%, 9/15/27		600,000	563,056
Realty Income Corp. (REIT) 3.250%, 10/15/22		100,000	98,112
Select Income REIT (REIT) 4.500%, 2/1/25		100,000	97,291
Simon Property Group LP (REIT) 2.350%, 1/30/22		50,000	48,168
3.300%, 1/15/26		75,000	72,014
3.375%, 6/15/27 (x)		75,000	71,555
SL Green Operating Partnership LP (REIT) 3.250%, 10/15/22		25,000	24,229
UDR, Inc. (REIT) 3.500%, 1/15/28		100,000	93,866
Unibail-Rodamco SE (REIT) 1.000%, 3/14/25 (m)	EUR	500,000	586,097
Ventas Realty LP (REIT) 4.250%, 3/1/22		$40,000	40,797
3.250%, 8/15/22		36,000	35,333
VEREIT Operating Partnership LP (REIT) 4.125%, 6/1/21		5,000	5,077
4.600%, 2/6/24		10,000	9,998
4.875%, 6/1/26		10,000	9,982

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Vornado Realty LP (REIT) 5.000%, 1/15/22		$45,000	$46,957
Washington REIT (REIT) 3.950%, 10/15/22		36,000	36,311
WEA Finance LLC (REIT) 3.250%, 10/5/20§		500,000	497,835
Weingarten Realty Investors (REIT) 3.375%, 10/15/22		54,000	53,037
Welltower, Inc. (REIT) 6.125%, 4/15/20		26,000	27,185
4.000%, 6/1/25		100,000	98,165
Weyerhaeuser Co. (REIT) 4.625%, 9/15/23		50,000	51,951

			9,816,181

Real Estate Management & Development (0.1%)
CPI Property Group SA 2.125%, 10/4/24 (m)	EUR	400,000	457,704
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 3/20/22§		$500,000	493,424

			951,128

Total Real Estate			10,767,309

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.0%)
Altice France SA 7.375%, 5/1/26§		300,000	292,500
AT&T, Inc. 5.875%, 10/1/19		36,000	37,227
3.200%, 3/1/22		35,000	34,352
3.950%, 1/15/25		50,000	48,803
3.400%, 5/15/25		150,000	140,606
4.250%, 3/1/27		520,000	508,010
4.100%, 2/15/28§		220,000	210,123
4.300%, 2/15/30§		260,000	244,650
5.250%, 3/1/37		139,000	136,802
4.350%, 6/15/45		70,000	59,233
4.500%, 3/9/48		220,000	188,699
Deutsche Telekom International Finance BV 2.225%, 1/17/20§		600,000	591,873
1.950%, 9/19/21 (x)§		450,000	428,359
3.600%, 1/19/27§		150,000	141,853
Orange SA 5.375%, 7/8/19		36,000	36,870
Sprint Capital Corp. 6.900%, 5/1/19		500,000	510,100
Telefonica Emisiones SAU 5.134%, 4/27/20		33,000	34,037
5.462%, 2/16/21		45,000	47,129
4.665%, 3/6/38		155,000	143,327
Telstra Corp. Ltd. 4.800%, 10/12/21§		500,000	518,805
TELUS Corp. 4.600%, 11/16/48		10,000	9,706
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.879%, 5/22/20 (k)		760,000	765,200
3.450%, 3/15/21		35,000	35,137
(ICE LIBOR USD 3 Month + 1.10%), 3.443%, 5/15/25 (k)		500,000	499,313
4.125%, 3/16/27		150,000	147,785
4.329%, 9/21/28 (b)§		1,102,000	1,092,305
4.500%, 8/10/33		230,000	222,525
4.400%, 11/1/34		50,000	46,335
4.125%, 8/15/46		60,000	51,247
4.522%, 9/15/48		140,000	127,697

			7,350,608

Wireless Telecommunication Services (0.5%)
America Movil SAB de CV 5.000%, 3/30/20		100,000	102,489
Crown Castle Towers LLC 3.222%, 5/15/22§		400,000	395,070
Rogers Communications, Inc. 4.100%, 10/1/23		50,000	50,967
5.000%, 3/15/44		19,000	19,686
Sprint Communications, Inc. 9.000%, 11/15/18§		400,000	408,000
7.000%, 8/15/20		500,000	517,500
Sprint Spectrum Co. LLC 3.360%, 9/20/21§		892,125	882,133
4.738%, 3/20/25§		575,000	569,883
Vodafone Group plc 2.500%, 9/26/22		45,000	43,010
2.950%, 2/19/23		45,000	43,427
3.750%, 1/16/24		675,000	668,817
4.125%, 5/30/25		75,000	74,580
5.250%, 5/30/48		225,000	224,578

			4,000,140

Total Telecommunication Services			11,350,748

Utilities (1.7%)
Electric Utilities (1.3%)
AEP Texas, Inc. 3.950%, 6/1/28 (b)§		110,000	109,631
Alabama Power Co. Series A 4.300%, 7/15/48		55,000	55,939
Alliant Energy Finance LLC 3.750%, 6/15/23 (b)§		30,000	30,074
American Electric Power Co., Inc. 2.150%, 11/13/20		25,000	24,379
3.200%, 11/13/27		25,000	23,342
Avangrid, Inc. 3.150%, 12/1/24		25,000	24,131
Baltimore Gas & Electric Co. 3.500%, 8/15/46		47,000	41,513
CenterPoint Energy Houston Electric LLC 3.950%, 3/1/48		80,000	79,134
DTE Electric Co. 2.650%, 6/15/22		45,000	43,749
Series A 4.050%, 5/15/48		90,000	89,128
Duke Energy Carolinas LLC 4.300%, 6/15/20		34,000	34,781

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 3/15/23	$50,000	$48,307
Duke Energy Corp. 5.050%, 9/15/19	36,000	36,730
(ICE LIBOR USD 3 Month + 0.50%), 2.830%, 5/14/21 (b)(k)§	500,000	499,410
3.050%, 8/15/22	400,000	393,427
3.750%, 4/15/24	300,000	298,362
2.650%, 9/1/26	75,000	67,592
4.800%, 12/15/45	110,000	114,025
3.750%, 9/1/46	135,000	118,931
Duke Energy Florida LLC 3.800%, 7/15/28	55,000	55,247
Duke Energy Progress LLC 3.250%, 8/15/25	50,000	49,045
Electricite de France SA 2.350%, 10/13/20§	500,000	489,946
Emera US Finance LP 2.150%, 6/15/19	122,000	120,720
2.700%, 6/15/21	152,000	147,944
3.550%, 6/15/26	50,000	47,060
Enel Finance International NV 2.875%, 5/25/22§	235,000	224,436
3.625%, 5/25/27§	220,000	201,865
Entergy Arkansas, Inc. 3.750%, 2/15/21	924,000	936,831
Entergy Corp. 2.950%, 9/1/26	120,000	109,451
Eversource Energy Series L 2.900%, 10/1/24	150,000	142,046
Series M 3.300%, 1/15/28	150,000	142,882
Exelon Corp. 2.850%, 6/15/20	140,000	138,871
5.150%, 12/1/20	45,000	46,512
2.450%, 4/15/21	26,000	25,238
3.950%, 6/15/25	75,000	74,644
4.950%, 6/15/35	24,000	25,243
4.450%, 4/15/46	150,000	146,150
FirstEnergy Corp. Series B 4.250%, 3/15/23	15,000	15,221
3.900%, 7/15/27	100,000	97,094
Florida Power & Light Co. 4.125%, 6/1/48	75,000	75,663
Fortis, Inc. 3.055%, 10/4/26	75,000	68,495
Indiana Michigan Power Co. 3.850%, 5/15/28	25,000	25,053
ITC Holdings Corp. 3.350%, 11/15/27	25,000	23,446
Kansas City Power & Light Co. 4.200%, 3/15/48	130,000	129,713
LG&E & KU Energy LLC 3.750%, 11/15/20	54,000	54,650
MidAmerican Energy Co. 4.400%, 10/15/44	44,000	45,641
Mid-Atlantic Interstate Transmission LLC 4.100%, 5/15/28 (b)§	30,000	30,091
Nevada Power Co. Series BB 2.750%, 4/15/20	40,000	39,888
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 0.32%), 2.636%, 9/3/19 (k)	800,000	801,204
2.800%, 1/15/23	75,000	72,479
3.625%, 6/15/23	50,000	49,518
3.550%, 5/1/27	25,000	23,963
(ICE LIBOR USD 3 Month + 2.41%), 4.800%, 12/1/77 (k)	1,000,000	930,000
Northern States Power Co. 3.400%, 8/15/42	80,000	72,249
NSTAR Electric Co. 2.375%, 10/15/22	45,000	43,314
Ohio Power Co. Series G 6.600%, 2/15/33	20,000	25,269
Oncor Electric Delivery Co. LLC 4.550%, 12/1/41	60,000	63,891
Pacific Gas & Electric Co. 3.500%, 10/1/20	45,000	44,550
3.400%, 8/15/24	50,000	46,802
3.300%, 12/1/27	225,000	201,590
PECO Energy Co. 1.700%, 9/15/21	100,000	94,660
PPL Capital Funding, Inc. 3.100%, 5/15/26	50,000	46,629
Public Service Co. of Colorado 3.200%, 11/15/20	45,000	45,131
Public Service Electric & Gas Co. 3.050%, 11/15/24	50,000	48,536
Southern California Edison Co. Series C 3.500%, 10/1/23	50,000	49,973
Series D 3.400%, 6/1/23	25,000	24,903
Southern Co. (The) 2.350%, 7/1/21	650,000	632,359
2.950%, 7/1/23	25,000	24,119
3.250%, 7/1/26	100,000	93,769
4.400%, 7/1/46	135,000	131,714
Tampa Electric Co. 4.300%, 6/15/48	15,000	14,865
Trans-Allegheny Interstate Line Co. 3.850%, 6/1/25§	136,000	136,761
Virginia Electric & Power Co. 4.450%, 2/15/44	39,000	39,463
Series A 3.500%, 3/15/27	164,000	160,560
Series B 4.200%, 5/15/45	81,000	79,401
Series C 2.750%, 3/15/23	135,000	130,509
4.000%, 11/15/46	25,000	23,891
Wisconsin Electric Power Co. 2.950%, 9/15/21	45,000	44,720
Wisconsin Power & Light Co. 3.050%, 10/15/27	75,000	70,816
Xcel Energy, Inc. 3.350%, 12/1/26	100,000	95,963

		10,225,242

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Gas Utilities (0.1%)
CenterPoint Energy Resources Corp. 4.500%, 1/15/21		$54,000	$55,349
3.550%, 4/1/23		500,000	495,965
Dominion Energy Gas Holdings LLC 3.600%, 12/15/24		100,000	97,680
National Fuel Gas Co. 3.950%, 9/15/27		50,000	47,379

			696,373

Independent Power and Renewable Electricity Producers (0.0%)
PSEG Power LLC 5.125%, 4/15/20		36,000	37,141
TransAlta Corp. 4.500%, 11/15/22 (x)		27,000	26,764

			63,905

Multi-Utilities (0.3%)
Ameren Corp. 2.700%, 11/15/20		50,000	49,335
Ameren Illinois Co. 3.800%, 5/15/28		50,000	50,394
Berkshire Hathaway Energy Co. 3.750%, 11/15/23		50,000	50,629
Consolidated Edison Co. of New York, Inc. Series B 3.125%, 11/15/27		25,000	23,796
Consumers Energy Co. 6.700%, 9/15/19		45,000	46,964
3.375%, 8/15/23		87,000	86,753
4.050%, 5/15/48		40,000	39,931
Dominion Energy, Inc. 2.579%, 7/1/20		135,000	132,885
4.104%, 4/1/21 (e)		40,000	40,508
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54 (k)		50,000	52,000
Series B 2.750%, 9/15/22		45,000	43,253
NiSource, Inc. 2.650%, 11/17/22		20,000	19,202
3.490%, 5/15/27		115,000	109,974
Sempra Energy 2.400%, 3/15/20		400,000	394,608
(ICE LIBOR USD 3 Month + 0.45%), 2.791%, 3/15/21 (k)		600,000	600,706
2.875%, 10/1/22		32,000	31,093
2.900%, 2/1/23		100,000	96,466
Southern Co. Gas Capital Corp. 3.500%, 9/15/21		45,000	44,709
WEC Energy Group, Inc. 3.375%, 6/15/21		20,000	20,058

			1,933,264

Total Utilities			12,918,784

Total Corporate Bonds			240,324,357

Foreign Government Securities (1.9%)
Canadian Government Bond 2.000%, 11/15/22		100,000	96,649
Export Development Canada 1.750%, 7/21/20		75,000	73,555
1.500%, 5/26/21		100,000	96,281
2.750%, 3/15/23		50,000	49,666
Export-Import Bank of Korea 4.000%, 1/29/21		182,000	184,126
2.750%, 1/25/22		100,000	97,162
FMS Wertmanagement AoeR 1.000%, 8/16/19		200,000	196,527
France Government Bond OAT 0.000%, 2/25/20 (m)	EUR	500,000	589,429
Iraq Government AID Bond 2.149%, 1/18/22		$200,000	194,057
Japan Bank for International Cooperation 2.375%, 7/21/22		500,000	485,085
2.375%, 11/16/22		200,000	193,597
2.375%, 4/20/26		200,000	188,305
2.250%, 11/4/26 (x)		50,000	46,315
Japan Finance Organization for Municipalities 2.125%, 4/13/21§		500,000	486,912
Japan Government Bond 0.100%, 3/15/20	JPY	66,300,000	601,165
Japan International Cooperation Agency 2.750%, 4/27/27		$600,000	572,933
Province of Alberta Canada 2.200%, 7/26/22		100,000	96,586
Province of British Columbia 2.000%, 10/23/22		50,000	48,031
Province of Manitoba 2.050%, 11/30/20		100,000	97,930
Province of New Brunswick Canada 2.500%, 12/12/22		25,000	24,330
Province of Ontario 4.000%, 10/7/19		136,000	138,181
4.400%, 4/14/20		45,000	46,234
2.450%, 6/29/22 (x)		45,000	43,844
2.200%, 10/3/22		100,000	96,213
3.200%, 5/16/24		162,000	161,407
Province of Quebec 3.500%, 7/29/20		91,000	92,205
2.625%, 2/13/23		102,000	99,937
2.500%, 4/20/26		50,000	47,438
2.750%, 4/12/27		50,000	48,100
Republic of Argentina
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 31.700%, 3/11/19 (k)	ARS	9,500,000	323,151
Republic of Chile 3.125%, 1/21/26		$100,000	95,750
Republic of Colombia 4.000%, 2/26/24		200,000	199,700
3.875%, 4/25/27		390,000	379,080

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Cyprus 4.250%, 11/4/25 (m)	EUR	300,000	$397,941
Republic of Germany 0.000%, 12/13/19 (m)		500,000	589,751
Republic of Hungary 6.375%, 3/29/21		$100,000	106,750
5.375%, 3/25/24		160,000	170,000
Republic of Indonesia 8.375%, 9/15/26	IDR	890,000,000	63,117
7.000%, 5/15/27		1,029,000,000	67,140
Republic of Panama 3.750%, 3/16/25		$200,000	198,200
Republic of Peru 7.350%, 7/21/25		200,000	244,250
4.125%, 8/25/27		75,000	76,781
6.150%, 8/12/32 (m)	PEN	4,900,000	1,521,387
Republic of Philippines 4.000%, 1/15/21		$136,000	137,360
3.000%, 2/1/28		300,000	277,125
Republic of Poland 6.375%, 7/15/19		136,000	140,760
5.125%, 4/21/21		45,000	47,194
4.000%, 1/22/24		75,000	76,125
Republic of Uruguay 8.000%, 11/18/22		45,000	51,019
4.375%, 10/27/27		200,000	202,500
State of Israel 2.875%, 3/16/26		200,000	189,750
State of Qatar 4.500%, 4/23/28§		500,000	505,000
5.103%, 4/23/48§		500,000	498,750
Svensk Exportkredit AB 2.375%, 3/9/22		200,000	195,783
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		900,000	873,320
United Mexican States 3.625%, 3/15/22		192,000	191,520
4.000%, 10/2/23		150,000	150,150
4.150%, 3/28/27		1,156,000	1,135,770
3.750%, 1/11/28		200,000	188,900

Total Foreign Government Securities			14,486,224

Loan Participations (0.4%)
Industrials (0.4%)
Aerospace & Defense (0.1%)
Avolon Holdings Ltd. (ICE LIBOR USD 1 Month + 2.00%), 4.088%, 1/15/25 (k)		595,500	588,018

Building Products (0.1%)
Ply Gem, Inc. (ICE LIBOR USD 3 Month + 3.75%), 6.089%, 4/1/25 (k)		1,000,000	997,812

Trading Companies & Distributors (0.2%)
Delos Finance Sarl (ICE LIBOR USD 3 Month + 1.75%), 4.084%, 10/6/23 (k)		1,300,000	1,298,375

Total Industrials			2,884,205

Total Loan Participations			2,884,205

Mortgage-Backed Securities (24.0%)
FHLMC 3.000%, 9/1/27		31,666	31,505
3.000%, 7/1/28		16,893	16,807
2.500%, 1/1/29		47,545	46,674
3.000%, 1/1/30		38,522	38,471
2.500%, 3/1/30		32,501	31,758
2.500%, 5/1/30		89,149	87,028
3.000%, 5/1/30		72,172	72,144
3.000%, 6/1/30		140,009	139,779
2.500%, 7/1/30		34,179	33,375
3.000%, 7/1/30		70,427	70,294
2.500%, 8/1/30		100,920	98,478
3.000%, 8/1/30		23,224	23,174
2.500%, 9/1/30		127,935	124,771
3.500%, 9/1/30		63,881	64,810
2.500%, 4/1/31		110,099	107,376
3.500%, 4/1/31		4,577	4,640
3.491%, 11/1/31 (l)		1,793	1,879
2.500%, 7/15/33 TBA		498,000	483,527
3.000%, 7/15/33 TBA		593,000	588,738
3.500%, 7/15/33 TBA		232,000	234,537
5.500%, 2/1/35		12,454	13,537
4.500%, 2/1/39		27,575	29,000
4.500%, 12/1/39		11,843	12,450
4.000%, 8/1/40		13,874	14,277
4.000%, 9/1/40		30,413	31,297
3.500%, 12/1/40		53,324	53,630
4.000%, 4/1/41		624	642
4.500%, 5/1/41		72,196	75,856
5.500%, 6/1/41		48,032	51,356
5.000%, 11/1/41		129,515	138,409
3.500%, 4/1/42		84,709	85,028
3.500%, 5/1/42		2,343	2,352
3.500%, 8/1/42		120,789	121,235
3.500%, 10/1/42		26,104	26,189
3.500%, 11/1/42		58,059	58,247
3.000%, 12/1/42		126,842	123,948
3.000%, 1/1/43		63,303	61,859
3.000%, 3/1/43		64,417	62,887
3.000%, 4/1/43		443,764	433,225
3.500%, 6/1/43		34,900	35,043
3.000%, 7/1/43		324,002	316,307
3.500%, 7/1/43		12,709	12,764
3.000%, 8/1/43		189,754	185,248
4.500%, 9/1/43		105,373	110,485
4.500%, 11/1/43		29,667	31,107
3.500%, 12/1/43		262,173	263,104
4.500%, 12/1/43		90,603	95,055
3.500%, 1/1/44		1,174,192	1,177,770
3.500%, 4/1/44		116,686	117,156
4.000%, 4/1/44		58,969	60,637
3.500%, 6/1/44		13,758	13,811
4.000%, 7/1/44		21,974	22,579
4.000%, 8/1/44		90,704	93,326
3.500%, 12/1/44		311,782	312,890
3.000%, 1/1/45		4,397,967	4,279,771
3.000%, 7/1/45		2,267,188	2,204,840
3.500%, 8/1/45		499,539	500,612
3.500%, 9/1/45		7,713	7,735
4.000%, 9/1/45		62,930	64,828

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 10/1/45	$82,932	$85,044
4.000%, 12/1/45	25,906	26,653
3.500%, 1/1/46	54,389	54,336
3.500%, 3/1/46	39,855	39,804
3.500%, 5/1/46	43,953	43,897
3.500%, 7/1/46	434,727	435,389
4.000%, 7/1/46	55,111	56,480
4.000%, 8/1/46	31,806	32,596
4.000%, 9/1/46	4,715	4,832
4.000%, 10/1/46	9,006	9,230
3.000%, 12/1/46	383,841	372,895
4.000%, 1/1/47	534,360	548,804
4.000%, 2/1/47	193,089	197,886
3.500%, 3/1/47	113,853	113,955
3.500%, 7/1/47	18,654	18,688
4.000%, 8/1/47	207,440	213,177
3.500%, 10/1/47	97,251	97,369
3.500%, 12/1/47	87,098	87,203
3.500%, 1/1/48	29,878	29,873
3.000%, 7/15/48 TBA	1,745,392	1,689,212
3.500%, 7/15/48 TBA	2,421,163	2,408,017
4.000%, 7/15/48 TBA	1,122,000	1,143,607
4.500%, 7/15/48 TBA	580,000	603,653
FNMA 5.000%, 2/1/24 (l)	106	110
4.000%, 9/1/25	24,939	25,605
4.000%, 1/1/26	48,185	49,472
4.000%, 4/1/26	14,905	15,312
4.000%, 7/1/26	62,767	64,493
4.000%, 8/1/26	35,271	36,241
2.500%, 9/1/27	38,211	37,589
3.704%, 1/1/28 (l)	11,297	11,592
2.500%, 4/1/28	10,801	10,612
2.500%, 8/1/28	28,631	28,131
3.500%, 3/1/29	42,851	43,511
3.000%, 4/1/29	53,236	53,279
3.500%, 4/1/29	103,484	105,158
3.000%, 5/1/29	60,393	60,443
3.000%, 6/1/29	54,434	54,462
3.500%, 7/1/29	57,031	57,908
3.000%, 9/1/29	52,542	52,569
3.500%, 9/1/29	59,308	60,249
3.000%, 10/1/29	32,680	32,707
3.500%, 12/1/29	42,444	43,130
3.000%, 1/1/30	250,875	250,924
2.500%, 2/1/30	15,493	15,188
3.000%, 3/1/30	49,562	49,587
2.500%, 4/1/30	34,377	33,632
3.000%, 4/1/30	42,690	42,698
2.500%, 5/1/30	17,377	16,987
3.000%, 5/1/30	24,492	24,504
2.500%, 7/1/30	47,605	46,499
3.000%, 7/1/30	88,761	88,704
2.500%, 8/1/30	165,393	161,732
3.000%, 8/1/30	234,802	234,578
3.500%, 8/1/30	132,558	134,668
2.500%, 9/1/30	70,445	68,785
3.000%, 9/1/30	98,353	98,275
2.500%, 11/1/30	146,242	142,800
2.500%, 3/1/31	19,248	18,915
3.000%, 3/1/31	13,040	13,014
2.500%, 6/1/31	42,740	41,627
2.500%, 7/1/31	31,167	30,355
2.500%, 8/1/31	4,636	4,516
3.000%, 8/1/31	261,144	260,787
4.000%, 8/1/31	14,587	15,067
3.000%, 9/1/31	30,471	30,420
2.000%, 10/1/31	13,177	12,514
2.500%, 10/1/31	235,968	229,783
2.000%, 11/1/31	167,693	159,256
2.500%, 11/1/31	101,145	98,523
2.000%, 12/1/31	17,139	16,277
2.500%, 1/1/32	437,873	426,875
2.500%, 2/1/32	6,878	6,697
3.000%, 2/1/32	1,871	1,867
3.500%, 2/1/32	136,804	138,781
2.000%, 3/1/32	106,612	101,248
2.500%, 3/1/32	24,758	24,105
3.500%, 4/1/32	294,687	299,223
3.500%, 5/1/32	213,943	217,236
3.000%, 6/1/32	59,939	59,764
2.500%, 8/1/32	170,781	166,278
3.000%, 9/1/32	57,788	57,745
3.000%, 11/1/32	1,453	1,447
3.000%, 12/1/32	634	631
2.500%, 2/1/33	301,331	294,233
2.027%, 3/1/33 (l)	14,676	14,764
3.000%, 7/25/33 TBA	144,000	143,145
4.500%, 7/25/33 TBA	279,000	281,746
6.000%, 2/1/34	32,533	35,987
5.500%, 5/1/34	147,446	160,433
6.000%, 8/1/34	17,784	19,702
3.000%, 9/1/34	2,797,148	2,768,740
3.500%, 12/1/34	2,247,080	2,266,917
5.000%, 2/1/35	184,712	197,514
5.500%, 2/1/35	89,742	97,628
6.000%, 4/1/35	291,764	322,478
5.000%, 9/1/35	10,177	10,861
5.500%, 12/1/35	50,212	54,747
3.423%, 1/1/36 (l)	166,617	171,115
4.000%, 1/1/36	60,176	61,971
3.000%, 10/1/36	5,447	5,357
3.000%, 11/1/36	55,037	54,146
3.000%, 12/1/36	83,819	82,473
6.000%, 2/1/38	13,577	15,042
6.000%, 3/1/38	4,592	5,110
6.000%, 5/1/38	14,535	16,131
6.000%, 10/1/38	4,271	4,741
6.000%, 12/1/38	5,921	6,578
5.500%, 1/1/39	24,994	27,505
4.000%, 5/1/39	587	603
4.000%, 6/1/39	16,285	16,762
4.000%, 7/1/39	22,340	22,952
4.500%, 7/1/39	185,384	195,044
6.000%, 7/1/39	19,973	21,777
5.500%, 9/1/39	58,690	64,089
5.500%, 12/1/39	35,697	38,903
5.500%, 3/1/40	4,239	4,627
6.500%, 5/1/40	122,232	138,121
4.000%, 7/1/40	52,070	53,595
4.500%, 7/1/40	47,136	49,565
4.000%, 8/1/40	94,896	97,676

See Notes to Financial Statements.

1311

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 8/1/40	$74,721	$78,568
4.000%, 9/1/40	90,041	92,679
4.000%, 10/1/40	317,127	326,418
4.000%, 11/1/40	16,558	17,043
3.543%, 12/1/40 (l)	4,363	4,522
4.000%, 12/1/40	1,083,885	1,115,639
4.000%, 1/1/41	20,879	21,438
4.000%, 4/1/41	8,105	8,343
5.500%, 4/1/41	8,041	8,760
4.500%, 5/1/41	3,106	3,266
4.500%, 7/1/41	10,047	10,556
5.000%, 7/1/41	244,104	261,363
5.000%, 8/1/41	7,021	7,517
4.000%, 9/1/41	218,758	225,098
4.500%, 9/1/41	33,960	35,698
4.000%, 10/1/41	13,179	13,557
4.500%, 10/1/41	97,783	102,730
4.000%, 12/1/41	56,270	57,971
3.500%, 1/1/42	44,219	44,458
4.000%, 1/1/42	89,913	92,491
4.000%, 2/1/42	49,592	51,014
3.500%, 4/1/42	23,337	23,434
3.500%, 5/1/42	12,659	12,718
4.000%, 5/1/42	104,303	107,293
3.500%, 6/1/42	6,680	6,708
4.000%, 6/1/42	28,502	29,319
3.500%, 7/1/42	5,495	5,517
4.000%, 7/1/42	190,061	195,776
3.000%, 8/1/42	244,906	239,357
3.500%, 8/1/42	10,709	10,754
4.000%, 8/1/42	15,213	15,649
4.500%, 8/1/42	26,564	27,881
3.500%, 9/1/42	125,650	126,247
4.000%, 9/1/42	27,571	28,361
4.500%, 9/1/42	158,231	166,427
3.500%, 10/1/42	112,315	112,862
3.000%, 12/1/42	68,517	67,008
3.500%, 12/1/42	64,278	64,556
4.000%, 12/1/42	117,310	120,810
3.000%, 1/1/43	135,757	132,785
4.000%, 1/1/43	45,564	46,871
3.000%, 2/1/43	263,944	258,172
3.500%, 2/1/43	55,795	56,008
3.000%, 3/1/43	529,039	517,208
3.500%, 3/1/43	69,921	70,176
4.000%, 3/1/43	17,909	18,406
3.000%, 4/1/43	359,068	351,102
3.500%, 4/1/43	2,803	2,815
3.000%, 5/1/43	491,006	480,443
3.500%, 5/1/43	15,095	15,146
3.000%, 6/1/43	88,995	87,145
3.500%, 6/1/43	62,082	62,310
3.000%, 7/1/43	701,738	686,021
3.500%, 7/1/43	273,063	274,111
3.000%, 8/1/43	48,706	47,511
3.500%, 8/1/43	185,445	186,072
4.500%, 9/1/43	210,837	221,539
4.000%, 10/1/43	205,027	210,906
3.500%, 11/1/43	120,628	121,127
3.500%, 12/1/43	63,327	63,639
4.500%, 12/1/43	40,338	42,301
5.000%, 12/1/43	332,427	353,161
3.500%, 1/1/44	180,578	181,522
4.500%, 1/1/44	58,276	61,222
4.500%, 4/1/44	462,971	486,373
3.500%, 5/1/44	107,966	108,565
3.500%, 6/1/44	480,655	482,796
3.500%, 7/1/44	55,386	55,520
4.000%, 8/1/44	569,929	587,427
3.000%, 10/1/44	2,682,691	2,616,882
3.500%, 12/1/44	1,574,580	1,555,513
4.000%, 12/1/44	52,137	53,640
3.500%, 2/1/45	4,374,532	4,322,440
4.000%, 2/1/45	47,523	48,864
3.000%, 4/1/45	2,988,853	2,871,635
3.000%, 5/1/45	3,982,384	3,826,200
4.000%, 5/1/45	50,606	52,160
3.500%, 7/1/45	153,820	153,955
3.500%, 10/1/45	107,529	107,437
4.000%, 10/1/45	277,012	285,095
3.500%, 11/1/45	189,120	189,638
4.000%, 11/1/45	104,827	107,926
4.500%, 11/1/45	20,800	21,881
3.500%, 12/1/45	42,457	42,613
4.000%, 12/1/45	220,922	227,218
4.500%, 12/1/45	88,600	93,023
4.000%, 1/1/46	47,080	48,256
4.000%, 2/1/46	78,626	80,794
3.500%, 3/1/46	60,095	60,052
3.500%, 4/1/46	122,191	122,112
3.500%, 5/1/46	37,861	37,834
3.000%, 6/1/46	75,386	73,327
3.500%, 6/1/46	168,847	168,728
4.000%, 6/1/46	190,899	195,396
3.000%, 8/1/46	4,071	3,962
3.500%, 8/1/46	74,299	74,247
4.000%, 8/1/46	2,145	2,205
3.000%, 9/1/46	96,183	93,553
3.500%, 9/1/46	82,683	82,700
3.000%, 11/1/46	213,302	207,363
3.500%, 11/1/46	175,691	175,860
4.000%, 11/1/46	55,254	56,797
3.000%, 12/1/46	167,698	163,061
3.500%, 12/1/46	353,070	353,415
4.000%, 12/1/46	130,642	134,245
3.000%, 1/1/47	18,799	18,285
3.500%, 1/1/47	380,780	381,589
4.000%, 1/1/47	133,358	137,092
2.500%, 2/1/47	2,776,585	2,608,688
3.000%, 2/1/47	135,483	131,725
3.500%, 2/1/47	44,504	44,570
3.000%, 3/1/47	135,811	131,993
4.000%, 3/1/47	3,968,278	4,068,793
3.500%, 5/1/47	104,198	104,230
3.500%, 6/1/47	64,570	64,605
3.500%, 7/1/47	46,036	46,075
4.000%, 8/1/47	90,397	92,607
3.500%, 10/1/47	93,602	93,712
3.500%, 11/1/47	56,917	57,010
3.500%, 12/1/47	529,878	529,714
3.500%, 1/1/48	340,155	340,417
4.000%, 1/1/48	2,902,268	2,964,168

See Notes to Financial Statements.

1312

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 3/1/48	$164,350	$169,088
4.000%, 4/1/48	102,056	104,962
3.000%, 7/25/48 TBA	12,059,623	11,680,876
3.500%, 7/25/48 TBA	5,164,255	5,139,240
4.500%, 7/25/48 TBA	191,000	198,879
5.000%, 7/25/48 TBA	186,000	197,044
5.500%, 7/25/48 TBA	12,000	12,861
3.000%, 8/25/48 TBA	10,700,000	10,353,086
3.500%, 8/25/48 TBA	26,800,000	26,638,782
4.000%, 8/25/48 TBA	27,895,000	28,399,506
4.000%, 9/25/48 TBA	2,105,000	2,140,111
GNMA 2.750%, 7/20/27 (l)	863	878
5.500%, 4/15/33	1,217	1,324
5.000%, 12/15/38	8,585	9,204
4.000%, 4/20/39	3,842	3,972
5.000%, 7/15/39	49,440	52,988
4.000%, 7/20/39	9,217	9,536
5.000%, 10/20/39	9,209	9,834
4.500%, 12/20/39	3,730	3,931
4.500%, 1/20/40	4,655	4,906
4.500%, 2/20/40	3,666	3,864
4.500%, 5/20/40	332	350
4.000%, 10/20/40	50,027	51,717
4.000%, 11/20/40	151,514	156,634
5.000%, 12/15/40	31,546	33,687
4.000%, 12/20/40	59,456	61,465
4.000%, 1/20/41	50,367	52,069
4.000%, 3/15/41	38,973	40,297
4.500%, 5/20/41	306,127	322,462
4.500%, 7/20/41	20,894	21,996
4.500%, 11/20/41	52,241	54,996
3.500%, 12/20/41	174,920	176,738
3.500%, 1/15/42	31,116	31,338
4.500%, 2/15/42	285,286	300,598
5.000%, 7/20/42	22,882	24,534
3.500%, 9/20/42	29,358	29,709
3.500%, 1/20/43	362,175	366,617
3.500%, 4/15/43	47,211	47,635
3.500%, 4/20/43	94,721	95,882
3.500%, 2/20/44	349,789	353,424
5.000%, 7/20/44	3,443	3,616
4.000%, 10/20/44	1,718	1,771
3.500%, 1/20/45	1,597,700	1,590,835
3.000%, 2/15/45	71,866	70,752
3.000%, 4/20/45	195,253	191,867
3.500%, 5/20/45	91,147	91,866
3.000%, 7/15/45	687,518	674,492
3.000%, 10/20/45	98,924	97,209
3.000%, 4/20/46	985,736	968,024
3.500%, 4/20/46	1,774,414	1,786,752
3.500%, 5/20/46	86,905	87,509
3.000%, 6/20/46	177,164	173,925
3.500%, 6/20/46	1,091,400	1,098,647
3.000%, 7/20/46	262,359	257,563
3.500%, 7/20/46	383,194	385,738
3.000%, 8/20/46	29,701	29,158
3.000%, 9/20/46	653,571	641,623
3.500%, 9/20/46	71,869	72,346
3.500%, 10/20/46	117,654	118,012
3.000%, 12/20/46	30,510	29,914
3.000%, 1/20/47	39,635	38,861
3.000%, 3/20/47	69,395	68,040
3.000%, 4/20/47	50,627	49,638
3.000%, 7/20/47	28,963	28,379
3.000%, 7/15/48 TBA	1,317,500	1,288,680
3.500%, 7/15/48 TBA	2,395,855	2,403,310
4.000%, 7/15/48 TBA	4,366,500	4,474,298
4.500%, 7/15/48 TBA	457,500	475,478
5.500%, 7/15/48 TBA	250,000	268,154
4.000%, 8/15/48 TBA	1,000,000	1,023,203

Total Mortgage-Backed Securities		181,000,906

Municipal Bonds (1.7%)
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds, Series 2017B 5.000%, 5/1/47	130,000	148,942
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2009A 6.449%, 2/15/44	55,000	71,962
American Municipal Power, Inc. Prairie State Energy Campus Project Revenue Bonds, Series 2009C 6.053%, 2/15/43	40,000	50,487
Arizona Board of Regents Arizona State University System Revenue Refunding Bonds, Series 2017B 5.000%, 7/1/43	20,000	23,065
Berks County Industrial Development Authority Health System Revenue Bonds, Series 2017
5.000%, 11/1/47	30,000	33,201
5.000%, 11/1/50	20,000	22,051
Buena Park School District General Obligation Bonds, Election of 2014, Series 2018 5.000%, 8/1/47	10,000	11,527
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017
7.300%, 10/1/39	25,000	35,420
5.000%, 5/15/47	10,000	11,576
5.000%, 5/15/52	20,000	23,135
City and County of Denver, Colorado Dedicated Tax Revenue Refunding and Improvement Bonds Series 2016A 5.000%, 8/1/44	40,000	45,393
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2015 5.000%, 11/1/40	20,000	22,505
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2018A 5.000%, 11/1/41	30,000	34,770

See Notes to Financial Statements.

1313

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
City of Aurora, Colorado Acting by and Through Its Utility Enterprise First Lien Water Refunding Bonds, Series 2016
5.000%, 8/1/41	$50,000	$57,048
5.000%, 8/1/46	30,000	34,114
City of Cartersville, Georgia Water and Sewer Revenue Bonds, Series 2018 5.000%, 6/1/48	30,000	34,693
City of Chicago Taxable General Obligation Bonds, Series 2015B 5.633%, 1/1/20	300,000	302,643
City of Cleveland, Ohio Various Purpose General Obligation Bonds, Series 2018 5.000%, 12/1/43	70,000	80,052
City of Colorado Springs, Colorado Utilities System Refunding Revenue Bonds, Series 2017A-2 5.000%, 11/15/42	100,000	115,957
City of Columbia, South Carolina Waterworks and Sewer System Revenue Bonds, Series 2018
5.000%, 2/1/42	20,000	23,380
5.000%, 2/1/48	20,000	23,272
City of New York General Obligation Bonds Fiscal, Tax-Exempt Bonds, Series 2018 Subseries F-1 5.000%, 4/1/40	40,000	46,384
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	105,000	133,372
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	249,447
5.500%, 6/15/43	270,000	293,768
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	45,000	58,564
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	290,000	297,563
4.325%, 11/1/21	470,000	489,167
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	45,000	56,197
Clark County School District, Nevada General Obligation Building Bonds, Series 2018A
5.000%, 6/15/30	30,000	34,931
5.000%, 6/15/31	30,000	34,848
5.000%, 6/15/33	30,000	34,625
Clark County, Nevada General Obligation Stadium Improvement Bonds, Series 2018A
5.000%, 6/1/43	110,000	127,308
5.000%, 5/1/48	45,000	51,873
County of Franklin, Ohio Various Purpose Sales Tax Revenue Bonds, Series 2018
5.000%, 6/1/43	20,000	23,444
5.000%, 6/1/48	50,000	58,378
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	25,000	34,935
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B 5.841%, 8/1/21	145,000	157,638
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	60,000	79,356
District of Columbia General Obligation Bonds, Series 2016A 5.000%, 6/1/41	180,000	204,908
District of Columbia Water and Sewer Authority Public Utility Senior Lien Revenue Bonds, Series 2018B 5.000%, 10/1/49	130,000	150,868
Dormitory Authority of The State Of New York Columbia University Revenue Bonds, Series 2018 A 5.000%, 10/1/48	10,000	13,283
Dormitory Authority of The State Of New York Columbia University Revenue Bonds, Series 2018 B 5.000%, 10/1/38	40,000	47,420
Dormitory Authority of The State Of New York State Sales Tax Revenue Bonds, Series 2017A 5.000%, 3/15/43	30,000	34,365
Dormitory Authority of the State of New York State Sales Tax Revenue Bonds, Series 2018A 5.000%, 3/15/39	40,000	46,505
Dutchess County Local Development Corporation Health Quest Systems, Inc. Project Revenue Bonds, Series 2016B 5.000%, 7/1/46	450,000	496,714
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A 2.995%, 7/1/20	50,000	50,141
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	35,000	44,254

See Notes to Financial Statements.

1314

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Hampton Roads Transportation Accountability Commission Hampton Roads Transportation Fund Senior Lien Revenue Bonds Series 2018A 5.500%, 7/1/57	$60,000	$71,984
Hampton Roads Transportation Accountability Commission, Fund Senior Lien Revenue Bonds, Series 2018A 5.000%, 7/1/48	200,000	232,298
Health And Educational Facilities Authority of The State of Missouri Taxable Educational Facilities Revenue Bonds, Series 2016A 3.651%, 1/15/46	15,000	14,490
King County, Washington Sewer Refunding Revenue Bonds 5.000%, 7/1/42	20,000	23,082
King County, Washington Sewer Revenue Refunding Bonds, Series A 5.000%, 7/1/47	30,000	33,367
Long Island Power Authority Electric System General Revenue Bonds, Series 2017 5.000%, 9/1/47	70,000	79,458
Maryland Stadium Authority Baltimore City Public Schools Construction And Revitalization Program Revenue Bonds, Series 2016 5.000%, 5/1/41	20,000	22,548
Massachusetts Development Finance Agency Revenue Bonds, Caregroup Issue,
Series J-2 5.000%, 7/1/43	10,000	11,104
5.000%, 7/1/48	60,000	66,309
5.000%, 7/1/53	20,000	21,963
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds,
Series A 5.250%, 2/15/48	40,000	47,359
Massachusetts State Development Finance Agency Revenue Worcester Polytechnic 5.000%, 9/1/45	10,000	11,326
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds,
Series 2015A 5.000%, 7/1/41	30,000	33,821
5.000%, 7/1/42	30,000	33,801
5.000%, 7/1/45	20,000	22,809
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010E 6.814%, 11/15/40	45,000	60,395
Miami-Dade County Educational Facilities Authority Revenue Bonds,
Series 2018A 5.000%, 4/1/53	50,000	55,969
Michigan State Housing Development Authority Rental Housing Revenue Bonds,
Series A 4.000%, 10/1/43	10,000	10,046
4.050%, 10/1/48	10,000	10,045
4.150%, 10/1/53	30,000	30,136
Michigan State Housing Development Authority Rental Housing Revenue Bonds,
Series B 3.550%, 10/1/33	10,000	10,023
New Jersey Economic Development Authority, Revenue Bonds, Series B (Zero Coupon), 2/15/22	800,000	704,816
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B 6.875%, 12/15/39	1,670,000	1,715,090
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	56,000	81,442
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	47,276
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018
Series C-1-A 3.700%, 11/1/38	20,000	20,094
3.950%, 11/1/48	20,000	20,106
4.000%, 11/1/53	50,000	50,265
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B 3.850%, 11/1/43	50,000	50,199
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A 4.200%, 11/1/44	210,000	215,248
New York City Municipal Water Finance Authority Water And Sewer System Second General Resolution Revenue Bonds Fiscal
Series 2018FF 5.000%, 6/15/39	50,000	58,312
5.000%, 6/15/40	40,000	46,613
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal, Series 2018 S-4B 2.620%, 7/15/21	25,000	24,706
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4 3.550%, 5/1/25	75,000	75,341

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue and Refunding Bonds, Series 2014 5.000%, 11/15/49	$180,000	$200,716
Omaha Public Power District Electric System Revenue Bonds, Series 2017A 5.000%, 2/1/42	30,000	34,754
Pennsylvania State University University Bonds,
Series 2018 5.000%, 9/1/43	20,000	23,309
5.000%, 9/1/48	20,000	23,195
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235%, 5/15/22	545,000	586,316
5.435%, 5/15/23	715,000	786,865
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B (ICE LIBOR USD 3 Month + 0.53%), 2.071%, 12/1/35(k)	30,000	29,030
Salt River Project Agricultural Improvement And Power District, Arizona Salt River Project Electric System Revenue Bonds, Series 2015A 5.000%, 12/1/45	50,000	56,432
San Diego County Regional Airport Authority Subordinate Airport Revenue Bonds, Series 2017A 5.000%, 7/1/47	20,000	22,980
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	87,745
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	75,000	72,031
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	104,748
State of California, Various Purposes, General Obligation Bonds,
Series 2009 6.200%, 3/1/19	36,000	36,903
6.200%, 10/1/19	36,000	37,622
7.550%, 4/1/39	110,000	162,210
State of Illinois General Obligation Bonds, Series 2017A 5.000%, 12/1/24	10,000	10,642
State of Illinois General Obligation Bonds,
Series 2017D 5.000%, 11/1/22	20,000	21,145
5.000%, 11/1/24	60,000	63,839
5.000%, 11/1/25	170,000	180,919
State of Illinois General Obligation Bonds, Series 2018A 5.000%, 5/1/20	20,000	20,648
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	200,000	189,272
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H 5.389%, 3/15/40	45,000	53,680
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C 5.000%, 2/1/39	120,000	139,306
State of West Virginia General Obligation State Road Bonds,
Series 2018 B 5.000%, 6/1/40	30,000	34,998
5.000%, 12/1/40	40,000	46,665
5.000%, 12/1/41	30,000	34,970
Texas Transportation Commission State of Texas Highway Fund First Tier Revenue Bonds Series 2016-A 5.000%, 10/1/19	50,000	52,123
Texas Transportation Commission State of Texas Highway Improvement General Obligation Bonds,
Series 2016 5.000%, 4/1/40	20,000	22,760
5.000%, 4/1/43	30,000	34,073
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds Series 2017A 5.000%, 10/15/47	10,000	11,505
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds, Series 2018A 5.000%, 10/15/43	170,000	197,071
The Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1 5.000%, 11/1/50	20,000	22,376
The City of New York General Obligation Bonds Fiscal Series 2018F, Subseries F-1 5.000%, 4/1/45	80,000	92,332
The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2018,
Series A 5.000%, 1/1/45	30,000	34,577
5.000%, 1/1/46	100,000	115,168
5.000%, 1/1/48	70,000	80,494

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
The Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017,
Series F 5.000%, 11/1/45	$30,000	$34,507
5.000%, 11/1/46	150,000	172,402
The Metropolitan St. Louis Sewer District Wastewater System Improvement And Refunding Revenue Bonds, Series 2017A 5.000%, 5/1/47	30,000	34,647
The Regents of The University of California General Revenue Bonds 2009, Series R 5.770%, 5/15/43	195,000	240,585
The Regents of The University of California Medical Center Pooled Revenue Bonds, Series 2016L 5.000%, 5/15/47	40,000	45,238
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A 5.000%, 11/15/47	130,000	148,582
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	45,000	47,709
Upper Arlington City School District Franklin County, Ohio School Facilities Construction and Improvement Bonds, Series 2018A 5.000%, 12/1/48	30,000	34,727
Utah Transit Authority Sales Tax Revenue Taxable, Series B Series 2009 B B 5.937%, 6/15/39	90,000	113,109

Total Municipal Bonds		13,162,215

Supranational (0.7%)
African Development Bank
1.125%, 9/20/19	125,000	122,796
1.875%, 3/16/20	100,000	98,626
Asian Development Bank
1.750%, 1/10/20	300,000	296,245
1.375%, 3/23/20	27,000	26,424
2.125%, 11/24/21 (x)	50,000	48,851
2.000%, 2/16/22	100,000	96,994
1.875%, 2/18/22	100,000	96,663
1.750%, 9/13/22	150,000	143,323
2.750%, 3/17/23 (x)	85,000	84,393
2.625%, 1/12/27 (x)	50,000	48,471
Corp. Andina de Fomento
2.200%, 7/18/20	100,000	98,189
Council of Europe Development Bank
1.875%, 1/27/20	125,000	123,528
European Bank for Reconstruction & Development
1.500%, 3/16/20	27,000	26,478
1.125%, 8/24/20	100,000	96,697
2.750%, 4/26/21	25,000	24,981
2.125%, 3/7/22	100,000	97,278
2.750%, 3/7/23	25,000	24,781
European Investment Bank
1.250%, 12/16/19	200,000	196,173
1.625%, 3/16/20	100,000	98,294
1.375%, 6/15/20	100,000	97,486
1.625%, 8/14/20	50,000	48,867
2.875%, 9/15/20	91,000	91,232
4.000%, 2/16/21	91,000	93,706
2.000%, 3/15/21 (x)	125,000	122,346
2.500%, 4/15/21	50,000	49,554
2.375%, 5/13/21	150,000	148,086
2.250%, 3/15/22	225,000	219,722
3.250%, 1/29/24	50,000	50,640
1.875%, 2/10/25	100,000	92,979
2.125%, 4/13/26	75,000	70,383
Inter-American Development Bank
1.625%, 5/12/20	175,000	171,722
1.375%, 7/15/20 (x)	91,000	88,639
2.125%, 11/9/20	50,000	49,307
1.875%, 3/15/21 (x)	100,000	97,639
1.750%, 4/14/22	100,000	95,873
1.750%, 9/14/22	100,000	95,393
2.500%, 1/18/23 (x)	100,000	98,204
3.000%, 2/21/24	75,000	75,079
2.125%, 1/15/25	100,000	95,049
International Bank for Reconstruction & Development
1.250%, 7/26/19	200,000	197,360
1.875%, 10/7/19	125,000	123,948
1.875%, 4/21/20	250,000	246,632
2.125%, 11/1/20 (x)	75,000	74,004
1.625%, 3/9/21	100,000	97,088
1.375%, 5/24/21	75,000	72,100
2.250%, 6/24/21	125,000	123,089
1.375%, 9/20/21	100,000	95,566
2.125%, 2/13/23 (x)	68,000	65,743
1.750%, 4/19/23	100,000	94,890
2.500%, 7/29/25	75,000	72,806
1.875%, 10/27/26	150,000	137,276
International Finance Corp.
1.625%, 7/16/20	100,000	97,881
1.125%, 7/20/21 (x)	100,000	95,128
Nordic Investment Bank
2.250%, 2/1/21	200,000	197,336

Total Supranational		5,591,938

U.S. Government Agency Securities (0.7%)
FFCB
1.950%, 1/10/20	100,000	99,329
2.375%, 4/13/20	200,000	199,602
1.620%, 4/20/21	150,000	145,479
FHLB
0.875%, 8/5/19	250,000	245,688
1.000%, 9/26/19	100,000	98,203
1.375%, 11/15/19	185,000	182,158
2.125%, 2/11/20	50,000	49,687
4.125%, 3/13/20	271,000	278,153
2.375%, 3/30/20	200,000	199,391
2.625%, 5/28/20 (x)	200,000	200,121

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.830%, 7/29/20	$75,000	$73,887
1.800%, 8/28/20	100,000	98,276
1.950%, 11/5/20	100,000	98,447
1.375%, 2/18/21	100,000	96,715
2.160%, 8/17/22	75,000	73,328
2.875%, 9/13/24	75,000	74,979
FHLMC
2.000%, 7/30/19	36,000	35,920
1.300%, 8/28/19	100,000	98,670
1.250%, 10/2/19	136,000	133,872
1.625%, 10/25/19	100,000	98,864
1.375%, 4/20/20	200,000	195,899
1.375%, 5/1/20 (x)	91,000	89,135
1.875%, 11/17/20	100,000	98,189
2.000%, 11/20/20	100,000	98,132
2.375%, 2/16/21	250,000	247,972
2.375%, 1/13/22	300,000	296,308
3.200%, 5/15/23	150,000	150,102
FNMA
0.875%, 8/2/19	150,000	147,446
1.000%, 10/24/19	200,000	196,126
1.750%, 11/26/19 (x)	100,000	98,994
1.500%, 6/22/20	125,000	122,432
1.500%, 11/30/20	100,000	97,260
1.875%, 12/28/20	100,000	98,179
2.000%, 1/5/22	200,000	195,053
2.625%, 9/6/24 (x)	82,000	80,683
2.125%, 4/24/26	110,000	103,345
1.875%, 9/24/26 (x)	100,000	91,386
Tennessee Valley Authority
3.875%, 2/15/21	91,000	93,724
2.875%, 9/15/24	50,000	49,581

Total U.S. Government Agency Securities		5,130,715

U.S. Treasury Obligations (24.8%)
U.S. Treasury Bonds
8.500%, 2/15/20	546,000	597,823
7.875%, 2/15/21	91,000	103,057
7.125%, 2/15/23	200,000	237,922
6.750%, 8/15/26	100,000	128,483
4.250%, 5/15/39	284,000	342,446
4.500%, 8/15/39	275,000	342,710
4.375%, 11/15/39 (z)	976,000	1,198,208
4.625%, 2/15/40	100,000	126,862
4.375%, 5/15/40	200,000	245,947
4.375%, 5/15/41 (z)	3,200,000	3,949,950
3.000%, 5/15/42	300,000	301,561
3.125%, 2/15/43	1,075,000	1,102,480
2.875%, 5/15/43 (z)	2,093,000	2,054,443
3.625%, 8/15/43 (z)	3,326,000	3,703,605
3.750%, 11/15/43#	1,389,000	1,578,099
3.625%, 2/15/44	200,000	222,975
3.000%, 5/15/45	300,000	300,938
2.875%, 8/15/45 (z)	1,300,000	1,273,391
2.250%, 8/15/46 (z)	600,000	516,366
2.875%, 11/15/46	295,000	288,731
3.000%, 2/15/47	196,000	196,613
3.000%, 5/15/47 (z)	3,400,000	3,408,500
3.000%, 2/15/48 (z)	1,200,000	1,203,412
3.125%, 5/15/48#	4,281,000	4,398,661
U.S. Treasury Notes
0.750%, 8/15/19	400,000	392,719
1.000%, 8/31/19	364,000	358,082
1.250%, 8/31/19	3,557,000	3,509,620
1.625%, 8/31/19	600,000	594,539
0.875%, 9/15/19	425,000	417,197
1.000%, 9/30/19	546,000	536,462
1.375%, 9/30/19	300,000	296,111
1.750%, 9/30/19	550,000	545,385
1.000%, 10/15/19	3,157,000	3,099,422
1.250%, 10/31/19	646,000	635,881
1.500%, 10/31/19	600,000	592,549
1.000%, 11/15/19	200,000	196,078
3.375%, 11/15/19	915,000	926,009
1.000%, 11/30/19	100,000	97,973
1.500%, 11/30/19	625,000	616,577
1.375%, 12/15/19	300,000	295,311
1.125%, 12/31/19	546,000	535,174
1.625%, 12/31/19	250,000	246,883
1.375%, 1/15/20	800,000	786,559
1.250%, 1/31/20	750,000	735,656
1.375%, 1/31/20	1,046,000	1,028,022
1.375%, 2/15/20	300,000	294,659
3.625%, 2/15/20	1,380,000	1,404,258
1.250%, 2/29/20	646,000	632,777
1.375%, 2/29/20	725,000	711,650
1.625%, 3/15/20	200,000	197,039
1.125%, 3/31/20	789,000	770,289
1.375%, 3/31/20	1,350,000	1,323,791
1.500%, 4/15/20	350,000	343,779
1.125%, 4/30/20	432,000	421,267
1.375%, 4/30/20	600,000	587,719
1.500%, 5/15/20	1,550,000	1,521,058
3.500%, 5/15/20	700,000	712,182
1.375%, 5/31/20	400,000	391,330
1.500%, 5/31/20	600,000	588,429
2.500%, 5/31/20 (z)	4,259,000	4,256,870
1.500%, 6/15/20	300,000	294,117
1.625%, 6/30/20	2,273,000	2,232,850
1.875%, 6/30/20	700,000	690,960
1.500%, 7/15/20	850,000	832,449
1.625%, 7/31/20	2,323,000	2,279,444
1.500%, 8/15/20	350,000	342,429
2.625%, 8/15/20	989,000	990,205
1.375%, 8/31/20	1,625,000	1,584,718
2.125%, 8/31/20	500,000	495,461
1.375%, 9/15/20	900,000	877,219
1.375%, 9/30/20	500,000	487,035
2.000%, 9/30/20	375,000	370,336
1.625%, 10/15/20	600,000	587,386
1.375%, 10/31/20	725,000	705,295
1.750%, 10/31/20	350,000	343,445
2.625%, 11/15/20	911,000	911,797
1.625%, 11/30/20	600,000	586,509
2.000%, 11/30/20	1,200,000	1,183,510
1.750%, 12/31/20	600,000	587,808
2.375%, 12/31/20	500,000	497,429
2.000%, 1/15/21	1,300,000	1,280,967
1.375%, 1/31/21	800,000	775,581
2.125%, 1/31/21	275,000	271,728
2.250%, 2/15/21	550,000	545,144

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 2/15/21	$500,000	$512,766
1.125%, 2/28/21	850,000	817,853
2.000%, 2/28/21	250,000	246,099
1.250%, 3/31/21	550,000	530,282
2.250%, 3/31/21	800,000	792,362
1.375%, 4/30/21	600,000	579,825
2.250%, 4/30/21	450,000	445,507
2.625%, 5/15/21	3,233,000	3,233,404
3.125%, 5/15/21	636,000	644,800
1.375%, 5/31/21	525,000	506,666
2.000%, 5/31/21	500,000	491,297
1.125%, 6/30/21	2,580,000	2,468,657
2.125%, 6/30/21	400,000	394,225
1.125%, 7/31/21	400,000	382,235
2.250%, 7/31/21	2,380,000	2,353,076
2.125%, 8/15/21	452,000	445,001
1.125%, 8/31/21	400,000	381,622
2.000%, 8/31/21	400,000	392,175
1.125%, 9/30/21	400,000	381,125
2.125%, 9/30/21	2,230,000	2,193,728
1.250%, 10/31/21	575,000	549,354
2.000%, 10/31/21	350,000	342,686
2.000%, 11/15/21	537,000	525,668
1.750%, 11/30/21	750,000	727,787
1.875%, 11/30/21	550,000	535,932
2.000%, 12/31/21	500,000	488,910
2.125%, 12/31/21	500,000	490,969
1.500%, 1/31/22	475,000	455,963
1.875%, 1/31/22	500,000	486,414
2.000%, 2/15/22	352,000	343,830
1.750%, 2/28/22	475,000	459,592
1.875%, 2/28/22	675,000	656,163
1.750%, 3/31/22	500,000	483,426
1.875%, 3/31/22	500,000	485,617
1.750%, 4/30/22	850,000	820,854
1.875%, 4/30/22	2,830,000	2,746,073
1.750%, 5/15/22	478,000	461,464
1.750%, 5/31/22	900,000	868,535
1.875%, 5/31/22	500,000	484,848
1.750%, 6/30/22	800,000	771,337
2.125%, 6/30/22	325,000	317,962
1.875%, 7/31/22	450,000	435,646
1.625%, 8/15/22	378,000	362,059
1.625%, 8/31/22	600,000	574,589
1.875%, 8/31/22 (v)(z)	2,300,000	2,224,855
1.750%, 9/30/22	1,150,000	1,106,058
1.875%, 9/30/22	450,000	434,995
1.875%, 10/31/22	500,000	482,992
2.000%, 10/31/22	550,000	534,016
1.625%, 11/15/22	1,000,000	955,219
2.000%, 11/30/22	500,000	485,297
2.125%, 12/31/22	425,000	414,289
1.750%, 1/31/23	775,000	742,595
2.000%, 2/15/23	725,000	702,349
1.500%, 2/28/23	1,025,000	970,275
1.500%, 3/31/23	825,000	780,179
1.625%, 4/30/23	600,000	570,056
1.750%, 5/15/23	933,000	891,321
1.625%, 5/31/23	1,525,000	1,447,773
2.750%, 5/31/23 (z)	2,677,000	2,680,200
1.375%, 6/30/23	400,000	374,628
1.250%, 7/31/23	1,050,000	975,852
2.500%, 8/15/23	1,100,000	1,087,161
1.375%, 8/31/23	600,000	560,451
1.375%, 9/30/23	850,000	792,904
1.625%, 10/31/23	2,442,000	2,305,458
2.750%, 11/15/23	750,000	749,760
2.125%, 11/30/23	500,000	484,012
2.250%, 12/31/23	900,000	876,171
2.250%, 1/31/24	2,667,000	2,594,887
2.750%, 2/15/24	837,000	835,908
2.125%, 2/29/24	700,000	676,184
2.125%, 3/31/24	550,000	530,930
2.000%, 4/30/24	2,279,000	2,182,890
2.500%, 5/15/24	887,000	873,071
2.000%, 5/31/24	2,454,000	2,348,996
2.000%, 6/30/24	550,000	526,028
2.125%, 7/31/24 (z)	6,450,000	6,208,730
2.375%, 8/15/24	1,250,000	1,220,342
1.875%, 8/31/24	1,000,000	948,578
2.125%, 9/30/24 (z)	5,550,000	5,335,371
2.250%, 10/31/24	300,000	290,402
2.250%, 11/15/24	1,100,000	1,064,327
2.125%, 11/30/24	300,000	288,047
2.500%, 1/31/25	200,000	196,344
2.000%, 2/15/25	1,350,000	1,283,966
2.125%, 5/15/25	1,500,000	1,435,371
2.875%, 5/31/25	1,667,000	1,673,355
2.000%, 8/15/25	1,814,000	1,718,482
2.250%, 11/15/25	1,789,000	1,720,655
1.625%, 2/15/26	1,075,000	986,338
1.625%, 5/15/26	1,200,000	1,097,719
1.500%, 8/15/26	1,300,000	1,174,022
2.000%, 11/15/26	2,141,000	2,006,569
2.250%, 2/15/27	1,392,000	1,328,457
2.375%, 5/15/27 (z)	2,250,000	2,166,539
2.250%, 8/15/27 (z)	5,450,000	5,186,739
2.250%, 11/15/27	1,400,000	1,330,656
2.750%, 2/15/28	1,400,000	1,387,772
2.875%, 5/15/28	1,620,000	1,623,290

Total U.S. Treasury Obligations		187,114,525

Total Long-Term Debt Securities (114.0%) (Cost $888,861,585)		861,741,547

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.3%)
BNP Paribas SA 2.66%, 4/18/19	380,000	372,064
Canadian Imperial Bank of Commerce 2.66%, 4/17/19	380,000	380,648
MUFG Bank Ltd. 2.68%, 4/17/19§	380,000	372,044
Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.18%), 2.54%, 4/18/19 (k)	380,000	380,329

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 0.17%), 2.53%, 4/17/19 (k)		$380,000	$380,122
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.21%), 2.56%, 4/16/19 (k)		380,000	380,282
2.70%, 4/16/19		190,000	185,755

Total Certificates of Deposit			2,451,244

Commercial Paper (0.2%)
AT&T, Inc. 2.75%, 12/6/18 (n)(p)		460,000	454,486
JP Morgan Securities LLC
(ICE LIBOR USD 3 Month + 0.18%), 2.53%, 4/15/19 (k)(n)		380,000	380,087
Societe Generale SA 2.67%, 4/12/19 (n)(p)		380,000	372,108
Sumitomo Mitsui Banking Corp. 2.64%, 4/17/19 (n)(p)		380,000	372,073

Total Commercial Paper			1,578,754

Foreign Government Treasury Bills (1.2%)
Argentina Treasury Bills 3.77%, 1/25/19 (p)		400,000	391,548
4.17%, 2/22/19 (p)		2,200,000	2,142,039
Hellenic Republic 1.80%, 7/6/18 (p)	EUR	1,300,000	1,517,685
1.16%, 8/3/18 (p)		300,000	349,958
1.05%, 8/10/18 (p)		400,000	466,559
0.98%, 10/5/18 (p)		200,000	232,945
1.03%, 3/15/19 (p)		300,000	347,765
Japan Treasury Bills
(0.06)%, 8/13/18 (p)	JPY	205,650,000	1,857,612
(0.09)%, 9/3/18 (p)		203,000,000	1,833,817

Total Foreign Government Treasury Bills			9,139,928

	Number of Shares		Value (Note 1)
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares		1,654,324	1,654,655

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.7%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $500,088, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $510,000. (xx)		$500,000	500,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $204,000. (xx)		200,000	200,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $400,170, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $421,715. (xx)		400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)		100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)		100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $204,001. (xx)		200,000	200,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $200,037, collateralized by various Common Stocks; total market value $222,439. (xx)		200,000	200,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $902,840, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $921,163. (xx)		902,689	902,689

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $1,020,015. (xx)	$1,000,000	$1,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000

Total Repurchase Agreements		5,002,689

U.S. Government Agency Security (0.0%)
Resolution Funding Corp. 2.45%, 7/15/18 (o)(p)	27,000	26,973

Total Short-Term Investments (2.6%) (Cost $20,005,590)		19,854,243

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Canada 10 Year Bond 08/17/2018 at CAD 159.50, American Style Notional Amount: CAD 2,300,000 Exchange Traded*	23	87
Euro-BTP 08/24/2018 at EUR 152.00, American Style Notional Amount: EUR 2,000,000 Exchange Traded*	20	234
Euro-OAT 08/24/2018 at EUR 168.00, American Style Notional Amount: EUR 3,000,000 Exchange Traded*	30	351
Euro-OAT 08/24/2018 at EUR 170.00, American Style Notional Amount: EUR 3,000,000 Exchange Traded*	30	350
Long Gilt 08/24/2018 at GBP 158.00, American Style Notional Amount: GBP 8,000,000 Exchange Traded*	80	—
U.S. Treasury 10 Year Note 08/24/2018 at USD 133.00, American Style Notional Amount: USD 6,400,000 Exchange Traded*	64	—
U.S. Treasury 10 Year Note 08/24/2018 at USD 136.00, American Style Notional Amount: USD 1,400,000 Exchange Traded*	14	—
U.S. Treasury 10 Year Note 08/24/2018 at USD 132.00, American Style Notional Amount: USD 200,000 Exchange Traded*	2	—
U.S. Treasury 30 Year Bond 08/24/2018 at USD 175.00, American Style Notional Amount: USD 1,000,000 Exchange Traded*	10	—

		1,022

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 08/24/2018 at EUR 145.00, American Style Notional Amount: EUR 6,000,000 Exchange Traded*	60	700
Euro-Bund 08/24/2018 at EUR 144.00, American Style Notional Amount: EUR 3,200,000 Exchange Traded*	32	374
U.S. Treasury 5 Year Note 08/24/2018 at USD 106.50, American Style Notional Amount: USD 10,000,000 Exchange Traded*	100	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 106.75, American Style Notional Amount: USD 13,700,000 Exchange Traded*	137	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 107.00, American Style Notional Amount: USD 9,500,000 Exchange Traded*	95	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 106.00, American Style Notional Amount: USD 300,000 Exchange Traded*	3	—
U.S. Treasury 5 Year Note 08/24/2018 at USD 106.25, American Style Notional Amount: USD 10,000,000 Exchange Traded*	100	—

		1,074

Total Options Purchased (0.0%) (Cost $8,044)		2,096

Total Investments Before Securities Sold Short (116.6%) (Cost $908,875,219)		881,597,886

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.3%)
FNMA 2.000%, 7/25/33 TBA	$(213,000)	$(201,751)
2.500%, 7/25/33 TBA	(458,400)	(445,615)
3.500%, 7/25/33 TBA	(488,144)	(493,903)
4.000%, 7/25/33 TBA	(113,000)	(115,913)
4.000%, 7/25/48 TBA	(387,000)	(394,559)
6.000%, 7/25/48 TBA	(38,000)	(41,467)
3.500%, 8/25/48 TBA	(700,000)	(695,789)

Total Securities Sold Short (-0.3%) (Proceeds Received $2,383,494)		(2,388,997)

Total Investments after Securities Sold Short (116.3%) (Cost $906,491,725)		879,208,889
Other Assets Less Liabilities (-16.3%)		(123,329,645)

Net Assets (100%)		$755,879,244

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $127,451,294 or 16.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $224,356.
(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $11,872,008 or 1.6% of net assets.
(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2018. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2018.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $19,112,355 or 2.5% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2018.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $85,125.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $5,168,677. This was secured by cash collateral of $5,002,689 which was subsequently invested in joint repurchase agreements with a total value of $5,002,689, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $278,934 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 7/26/18 – 2/15/48.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2018.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
ARS	— Argentinian Nuevo peso
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLO	— Collateralized Loan Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MYR	— Malaysian Ringgit
PEN	— Peruvian Sol
PIK	— Payment-in Kind Security
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed delivery
USD	— United States Dollar

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euro Euribor	134	9/2018	EUR	39,242,575	9,715
Euro-Bund	38	9/2018	EUR	7,213,384	53,805
U.S. Treasury 10 Year Ultra Note	7	9/2018	USD	897,641	7,647
U.S. Treasury 2 Year Note	157	9/2018	USD	33,257,016	7,128
U.S. Treasury 5 Year Note	376	9/2018	USD	42,720,062	49,548
U.S. Treasury Long Bond	13	9/2018	USD	1,885,000	14,647
U.S. Treasury Ultra Bond	3	9/2018	USD	478,688	10,013
3 Month Euro Euribor	36	12/2018	EUR	10,540,154	2,189

					154,692

Short Contracts
Australia 10 Year Bond	(65)	9/2018	AUD	(6,222,717)	(84,699)
Canada 10 Year Bond	(22)	9/2018	CAD	(2,287,772)	(44,957)
Euro-Bund	(17)	9/2018	EUR	(3,227,040)	(22,345)
Euro-OAT	(57)	9/2018	EUR	(10,286,893)	(71,662)
Japan 10 Year Bond	(20)	9/2018	JPY	(27,248,340)	(36,128)
Long Gilt	(80)	9/2018	GBP	(12,992,674)	(176,307)
U.S. Treasury 10 Year Note	(322)	9/2018	USD	(38,700,376)	(145,096)
U.S. Treasury Long Bond	(58)	9/2018	USD	(8,410,000)	(227,154)
3 Month Eurodollar	(14)	12/2019	USD	(3,396,225)	3,812
3 Month Eurodollar	(60)	3/2020	USD	(14,553,000)	14,876
3 Month Eurodollar	(62)	6/2020	USD	(15,038,100)	14,476
3 Month Eurodollar	(38)	9/2020	USD	(9,217,375)	4,980
3 Month Eurodollar	(15)	12/2020	USD	(3,638,250)	(3,578)

					(773,782)

					(619,090)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	276,000	USD	42,564	JPMorgan Chase Bank	7/2/2018	697
USD	360,876	DKK	2,232,515	Goldman Sachs Bank USA	7/2/2018	10,949
USD	83,598	DKK	500,000	HSBC Bank plc	7/2/2018	5,228
AUD	2,354,000	USD	1,737,723	Bank of America	7/3/2018	4,355
EUR	688,000	USD	800,953	Bank of America	7/3/2018	2,494
EUR	273,000	USD	317,983	Goldman Sachs Bank USA	7/3/2018	827
EUR	6,351,000	USD	7,382,476	JPMorgan Chase Bank	7/3/2018	34,222
USD	1,772,941	AUD	2,354,000	Bank of America	7/3/2018	30,863
USD	618,803	CAD	800,000	Bank of America	7/3/2018	10,276
USD	680,559	CAD	882,000	Goldman Sachs Bank USA	7/3/2018	9,657
USD	75,847	EUR	64,000	Bank of America	7/3/2018	1,108
USD	2,498,753	EUR	2,139,000	Goldman Sachs Bank USA	7/3/2018	829
USD	1,016,965	EUR	859,000	JPMorgan Chase Bank	7/3/2018	13,825
USD	5,060,503	GBP	3,790,000	Bank of America	7/3/2018	58,651
USD	576,241	GBP	429,000	Barclays Bank plc	7/3/2018	10,068
USD	618,754	CAD	800,000	JPMorgan Chase Bank	7/5/2018	10,202
USD	1,580,012	EUR	1,300,000	Barclays Bank plc	7/6/2018	61,555
RUB	105,797,316	USD	1,678,523	HSBC Bank plc**	7/10/2018	4,881
RUB	56,186,439	USD	879,425	JPMorgan Chase Bank**	7/10/2018	14,591

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	487,086	RUB	30,360,194	Goldman Sachs Bank USA**	7/10/2018	4,007
RUB	1,941,841	USD	30,364	HSBC Bank plc**	7/12/2018	527
USD	93,308	RUB	5,440,232	Deutsche Bank AG**	7/12/2018	6,764
USD	377,225	EUR	300,000	Barclays Bank plc	8/3/2018	26,071
USD	51,722	EUR	44,100	Barclays Bank plc	8/8/2018	82
USD	477,416	EUR	400,000	JPMorgan Chase Bank	8/10/2018	8,950
USD	1,865,344	JPY	205,794,081	Royal Bank of Scotland	8/13/2018	1,253
USD	5,645,077	JPY	615,300,000	Bank of America	8/15/2018	70,852
USD	1,725,574	JPY	189,500,000	Goldman Sachs Bank USA	8/15/2018	8,825
USD	6,865,485	JPY	749,700,000	JPMorgan Chase Bank	8/15/2018	73,681
USD	447,253	SEK	3,910,000	Bank of America	8/15/2018	9,253
USD	617,945	SEK	5,400,000	JPMorgan Chase Bank	8/15/2018	13,034
USD	386,638	RUB	24,363,582	Goldman Sachs Bank USA**	8/24/2018	902
USD	614,000	RUB	38,648,258	JPMorgan Chase Bank**	8/24/2018	2,103
USD	1,285,666	JPY	140,000,000	Bank of America	8/27/2018	16,246
USD	1,883,720	JPY	205,884,000	Barclays Bank plc	9/11/2018	14,858
USD	185,467	MYR	740,401	Barclays Bank plc**	9/19/2018	2,465
DKK	52,000	USD	8,064	JPMorgan Chase Bank	10/1/2018	146
USD	2,903,430	DKK	17,877,000	Bank of America	10/1/2018	80,911
USD	1,890,638	DKK	11,697,000	Deutsche Bank AG	10/1/2018	43,852
USD	185,520	DKK	1,130,000	Goldman Sachs Bank USA	10/1/2018	7,109
USD	249,208	EUR	200,000	HSBC Bank plc	10/5/2018	13,944
USD	382,416	EUR	300,000	HSBC Bank plc	3/15/2019	24,656
USD	661,470	EUR	510,000	Deutsche Bank AG	12/13/2019	38,140
USD	665,754	EUR	510,000	Deutsche Bank AG	2/25/2020	38,236
USD	675,634	JPY	67,710,000	Deutsche Bank AG	3/16/2020	30,677

Total unrealized appreciation						822,822

USD	808,858	DKK	5,230,000	Goldman Sachs Bank USA	7/2/2018	(10,898)
USD	1,785,353	DKK	11,830,000	HSBC Bank plc	7/2/2018	(68,894)
CAD	1,600,000	USD	1,234,937	Goldman Sachs Bank USA	7/3/2018	(17,883)
EUR	1,099,000	USD	1,294,841	Bank of America	7/3/2018	(11,429)
EUR	538,000	USD	634,852	Barclays Bank plc	7/3/2018	(6,576)
GBP	594,000	USD	792,838	Barclays Bank plc	7/3/2018	(8,907)
USD	6,064,336	EUR	5,199,000	JPMorgan Chase Bank	7/3/2018	(7,057)
CAD	800,000	USD	617,522	HSBC Bank plc	7/5/2018	(8,970)
RUB	36,347,994	USD	579,803	Goldman Sachs Bank USA**	7/10/2018	(1,448)
USD	201,287	RUB	12,855,560	Goldman Sachs Bank USA**	7/10/2018	(3,265)
USD	2,426,683	RUB	155,115,995	HSBC Bank plc**	7/10/2018	(41,460)
RUB	1,489,408	USD	23,823	Citibank NA**	7/12/2018	(129)
RUB	2,008,983	USD	32,361	HSBC Bank plc**	7/12/2018	(402)
USD	1,737,888	AUD	2,354,000	Bank of America	8/2/2018	(4,378)
USD	470,303	EUR	403,000	Goldman Sachs Bank USA	8/2/2018	(1,377)
USD	4,781,536	EUR	4,101,000	JPMorgan Chase Bank	8/2/2018	(18,356)
USD	4,746,864	GBP	3,625,000	Barclays Bank plc	8/2/2018	(43,954)
JPY	108,800,000	USD	991,350	Goldman Sachs Bank USA	8/15/2018	(5,691)
JPY	888,200,000	USD	8,125,290	JPMorgan Chase Bank	8/15/2018	(78,765)
SEK	30,760,000	USD	3,605,101	Barclays Bank plc	8/15/2018	(159,351)
SEK	4,610,000	USD	519,811	Goldman Sachs Bank USA	8/15/2018	(3,397)
USD	374,581	CHF	371,000	Goldman Sachs Bank USA	8/15/2018	(1,467)
RUB	169,566,693	USD	2,712,989	HSBC Bank plc**	8/24/2018	(28,328)
USD	1,670,651	RUB	105,797,316	HSBC Bank plc**	8/24/2018	(4,383)
JPY	140,000,000	USD	1,279,076	Bank of America	8/27/2018	(9,657)
USD	522,063	DKK	3,385,000	JPMorgan Chase Bank	10/2/2018	(12,428)

Total unrealized depreciation						(558,850)

Net unrealized appreciation						263,972

**	Non-deliverable forward.

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Written Put Options Contracts as of June 30, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	20	EUR (2,000,000)	EUR 160.50	7/27/2018	(2,803)
Euro-Bund	Exchange Traded	22	EUR (2,200,000)	EUR 161.50	7/27/2018	(7,964)
U.S. Treasury 10 Year Note	Exchange Traded	17	USD (1,700,000)	USD 119.50	7/27/2018	(3,188)

						(13,955)

Total Written Options Contracts (Premiums Received ($23,188))						(13,955)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$79,837,597	$—	(b)	$79,837,597
Collateralized Mortgage Obligations	—	98,796,905	—		98,796,905
Commercial Mortgage-Backed Securities	—	33,411,960	—		33,411,960
Corporate Bonds
Consumer Discretionary	—	16,028,771	—		16,028,771
Consumer Staples	—	10,946,729	—		10,946,729
Energy	—	13,623,381	—		13,623,381
Financials	—	112,584,082	1,909,221		114,493,303
Health Care	—	18,151,631	—		18,151,631
Industrials	—	12,266,089	—		12,266,089
Information Technology	—	16,948,620	—		16,948,620
Materials	—	2,828,992	—		2,828,992
Real Estate	—	10,767,309	—		10,767,309
Telecommunication Services	—	11,350,748	—		11,350,748
Utilities	—	12,918,784	—		12,918,784
Foreign Government Securities	—	14,486,224	—		14,486,224
Forward Currency Contracts	—	822,822	—		822,822
Futures	192,836	—	—		192,836
Loan Participations
Industrials	—	2,884,205	—		2,884,205
Mortgage-Backed Securities	—	181,000,906	—		181,000,906
Municipal Bonds	—	13,162,215	—		13,162,215
Options Purchased
Call Options Purchased	1,022	—	—		1,022
Put Options Purchased	1,074	—	—		1,074
Short-Term Investments
Certificates of Deposit	—	2,451,244	—		2,451,244
Commercial Paper	—	1,578,754	—		1,578,754
Foreign Government Treasury Bills	—	9,139,928	—		9,139,928
Investment Company	1,654,655	—	—		1,654,655
Repurchase Agreements	—	5,002,689	—		5,002,689
U.S. Government Agency Security	—	26,973	—		26,973

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Supranational	$—	$5,591,938	$—	$5,591,938
U.S. Government Agency Securities	—	5,130,715	—	5,130,715
U.S. Treasury Obligations	—	187,114,525	—	187,114,525

Total Assets	$1,849,587	$878,854,736	$1,909,221	$882,613,544

Liabilities:
Forward Currency Contracts	$—	$(558,850)	$—	$(558,850)
Futures	(811,926)	—	—	(811,926)
Mortgage-Backed Securities	—	(2,388,997)	—	(2,388,997)
Options Written
Put Options Written	(13,955)	—	—	(13,955)

Total Liabilities	$(825,881)	$(2,947,847)	$—	$(3,773,728)

Total	$1,023,706	$875,906,889	$1,909,221	$878,839,816

(a)	Securities with a market value of $200,000 transferred from Level 3 to Level 2 at the end of the period due to active trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$194,932	*
Foreign exchange contracts	Receivables	822,822

Total		$1,017,754

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(825,881	)*
Foreign exchange contracts	Payables	(558,850)

Total		$(1,384,731)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$289,743	$(840,450)	$—	$(550,707)
Foreign exchange contracts	—	—	(1,393,024)	(1,393,024)

Total	$289,743	$(840,450)	$(1,393,024)	$(1,943,731)

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$44,856	$(500,777)	$—	$(455,921)
Foreign exchange contracts	—	—	1,709,230	1,709,230

Total	$44,856	$(500,777)	$1,709,230	$1,253,309

^ This Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $111,707,000, options contracts with an average notional balance of approximately $132,000 and futures contracts with an average notional balance of approximately $298,435,000 respectively, during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$285,009	$(25,464)	$—	$259,545
Barclays Bank plc	115,099	(115,099)	—	—
Deutsche Bank AG	157,669	—	—	157,669
Goldman Sachs Bank USA	43,105	(43,105)	—	—
HSBC Bank plc	49,236	(49,236)	—	—
JPMorgan Chase Bank	171,451	(116,606)	—	54,845
Royal Bank of Scotland	1,253	—	—	1,253

Total	$822,822	$(349,510)	$—	$473,312

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$25,464	$(25,464)	$—	$—
Barclays Bank plc	218,788	(115,099)	—	103,689
Citibank NA.	129	—	—	129
Goldman Sachs Bank USA	45,426	(43,105)	—	2,321
HSBC Bank plc	152,437	(49,236)	(85,125)	18,076
JPMorgan Chase Bank	116,606	(116,606)	—	—

Total	$558,850	$(349,510)	$(85,125)	$124,215

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	2.07%	5/22/2018	7/6/2018	$(945,313)	$(944,244)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(1,396,281)	(1,394,068)
BNP Paribas SA	2.07	5/22/2018	7/6/2018	(1,222,813)	(1,221,356)

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	2.07%	5/22/2018	7/6/2018	$(3,267,188)	$(3,263,174)
BNP Paribas SA	2.11	5/23/2018	8/24/2018	(5,039,966)	(5,038,891)
BNP Paribas SA	2.08	6/4/2018	7/5/2018	(1,654,755)	(1,655,021)
BNP Paribas SA	2.09	6/5/2018	8/6/2018	(507,750)	(507,288)
BNP Paribas SA	2.11	6/6/2018	8/6/2018	(844,813)	(842,763)
Merrill Lynch	2.50	6/28/2018	7/2/2018	(4,258,335)	(4,258,173)
Merrill Lynch	2.75	6/28/2018	7/2/2018	(2,003,750)	(2,003,667)
Merrill Lynch	2.50	6/29/2018	7/3/2018	(3,998,125)	(3,998,091)
Merrill Lynch	2.75	6/29/2018	7/3/2018	(2,002,500)	(2,002,470)
Morgan Stanley & Co. LLC	2.02	5/7/2018	7/9/2018	(1,090,625)	(1,088,239)
Morgan Stanley & Co. LLC	2.08	5/15/2018	7/16/2018	(3,820,000)	(3,810,258)
Morgan Stanley & Co. LLC	2.08	5/15/2018	7/16/2018	(3,636,750)	(3,634,858)
Morgan Stanley & Co. LLC	2.08	5/15/2018	7/16/2018	(4,495,594)	(4,494,695)
Morgan Stanley & Co. LLC	2.18	6/11/2018	7/12/2018	(1,146,000)	(1,145,763)
Morgan Stanley & Co. LLC	2.25	6/19/2018	7/5/2018	(1,197,375)	(1,197,018)

					$(42,500,037)

(1)	The average amount of borrowings while outstanding for 133 days during the six months ended June 30, 2018, was approximately $21,707,000 at a weighted average interest rate of 2.00%.
(2)	Payable for sale-buyback transactions includes $(27,896) of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2018:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(14,866,805)	$15,219,582	$352,777
Merrill Lynch	(12,262,401)	12,259,652	(2,749)
Morgan Stanley & Co. LLC	(15,370,831)	15,690,686	319,855

	$(42,500,037)	$43,169,920	$669,883

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2018
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$12,918,357	$1,350,051	$—	$14,268,408
U.S. Treasury Notes	—	23,192,738	5,038,891	—	28,231,629
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$36,111,095	$6,388,942	$—	$42,500,037

Gross amount of recognized liabilities for sale-buybacks					$42,500,037

See Notes to Financial Statements.

1328

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,212,618,938
Long-term U.S. government debt securities	93,516,837

$1,306,135,775

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,141,685,744
Long-term U.S. government debt securities	113,197,959

$1,254,883,703

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,710,789
Aggregate gross unrealized depreciation	(34,980,142)

Net unrealized depreciation	$(28,269,353)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$907,109,169

See Notes to Financial Statements.

1329

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $903,872,530)	$876,595,197
Repurchase Agreements (Cost $5,002,689)	5,002,689
Cash	16,793,924
Foreign cash (Cost $847,771)	839,264
Cash held as collateral at broker	774,000
Receivable for forward commitments	111,369,494
Receivable for securities sold	11,526,541
Dividends, interest and other receivables	4,133,146
Unrealized appreciation on forward foreign currency contracts	822,822
Receivable from Separate Accounts for Portfolio shares sold	233,273
Due from broker for futures variation margin	183,599
Securities lending income receivable	2,493
Other assets	8,321

Total assets	1,028,284,763

LIABILITIES
Payable for forward commitments	210,755,627
Payable for sale-buyback financing transactions	42,500,037
Payable for securities purchased	8,907,709
Payable for return of collateral on securities loaned	5,002,689
Securities sold short (Proceeds received $2,383,494)	2,388,997
Payable for return of cash collateral on forward contracts	940,000
Unrealized depreciation on forward foreign currency contracts	558,850
Payable to Separate Accounts for Portfolio shares redeemed	293,887
Investment management fees payable	282,522
Payable for return of cash collateral on forward commitments	110,000
Administrative fees payable	75,559
Distribution fees payable – Class IB	55,782
Options written, at value (Premiums received $23,188)	13,955
Trustees’ fees payable	8,691
Distribution fees payable – Class IA	5,878
Other liabilities	247,472
Accrued expenses	257,864

Total liabilities	272,405,519

NET ASSETS	$755,879,244

Net assets were comprised of:
Paid in capital	$796,623,069
Accumulated undistributed net investment income (loss)	(549,796)
Accumulated undistributed net realized gain (loss)	(12,581,217)
Net unrealized appreciation (depreciation)	(27,612,812)

Net assets	$755,879,244

Class IA
Net asset value, offering and redemption price per share, $28,646,763 / 2,989,412 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.58

Class IB
Net asset value, offering and redemption price per share, $272,370,985 / 28,352,356 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.61

Class K
Net asset value, offering and redemption price per share, $454,861,496 / 47,448,429 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.59

(x)	Includes value of securities on loan of $5,168,677.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest (net of $363 foreign withholding tax)	$11,660,071
Dividends	40,644
Securities lending (net)	16,947

Total income	11,717,662

EXPENSES
Investment management fees	2,094,712
Administrative fees	460,473
Distribution fees – Class IB	341,448
Interest expense	165,538
Custodian fees	129,428
Professional fees	41,708
Distribution fees – Class IA	35,860
Printing and mailing expenses	28,292
Trustees’ fees	8,736
Miscellaneous	59,208

Gross expenses	3,365,403
Less: Waiver from investment manager	(347,444)

Net expenses	3,017,959

NET INVESTMENT INCOME (LOSS)	8,699,703

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,369,417)
Futures contracts	(840,450)
Forward foreign currency contracts	(1,393,024)
Foreign currency transactions	179,392
Options written	268,151
Securities sold short	124,020

Net realized gain (loss)	(5,031,328)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(15,867,514)
Futures contracts	(500,777)
Forward foreign currency contracts	1,709,230
Foreign currency translations	5,572
Options written	(66,909)
Securities sold short	(20,186)

Net change in unrealized appreciation (depreciation)	(14,740,584)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,771,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,072,209)

See Notes to Financial Statements.

1330

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,699,703	$14,692,369
Net realized gain (loss)	(5,031,328)	2,493,760
Net change in unrealized appreciation (depreciation)	(14,740,584)	5,010,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,072,209)	22,196,711

DIVIDENDS:
Dividends from net investment income
Class IA	(379,339)	(704,696)
Class IB	(3,604,455)	(5,831,330)
Class K	(6,653,495)	(9,954,157)

TOTAL DIVIDENDS	(10,637,289)	(16,490,183)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 66,225 and 306,899 shares, respectively ]	639,038	3,028,658
Capital shares issued in reinvestment of dividends and distributions [ 39,319 and 71,452 shares, respectively ]	379,339	704,696
Capital shares repurchased [ (121,822) and (804,631) shares, respectively ]	(1,177,095)	(7,913,410)

Total Class IA transactions	(158,718)	(4,180,056)

Class IB
Capital shares sold [ 1,489,506 and 3,523,779 shares, respectively ]	14,442,605	34,798,130
Capital shares issued in reinvestment of dividends and distributions [ 372,673 and 589,852 shares, respectively ]	3,604,455	5,831,330
Capital shares repurchased [ (2,034,738) and (4,083,601) shares, respectively ]	(19,693,447)	(40,343,332)

Total Class IB transactions	(1,646,387)	286,128

Class K
Capital shares sold [ 3,254,692 and 9,578,506 shares, respectively ]	31,761,575	94,562,668
Capital shares issued in reinvestment of dividends and distributions [ 689,427 and 1,008,716 shares, respectively ]	6,653,495	9,954,157
Capital shares repurchased [ (3,044,236) and (4,743,597) shares, respectively ]	(29,400,890)	(46,823,239)

Total Class K transactions	9,014,180	57,693,586

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,209,075	53,799,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,500,423)	59,506,186
NET ASSETS:
Beginning of period	770,379,667	710,873,481

End of period (a)	$755,879,244	$770,379,667

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(549,796)	$1,387,790

See Notes to Financial Statements.

1331

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.86		$9.78	$9.74	$9.91	$9.87	$10.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.18	0.16	0.17	0.15
Net realized and unrealized gain (loss)	(0.25)		0.11	0.08	(0.14)	0.19	(0.38)

Total from investment operations	(0.15)		0.29	0.26	0.02	0.36	(0.23)

Less distributions:
Dividends from net investment income	(0.13)		(0.21)	(0.21)	(0.19)	(0.21)	(0.16)
Distributions from net realized gains	—		—	(0.01)	—	(0.11)	(0.03)

Total dividends and distributions	(0.13)		(0.21)	(0.22)	(0.19)	(0.32)	(0.19)

Net asset value, end of period	$9.58		$9.86	$9.78	$9.74	$9.91	$9.87

Total return (b)	(1.55)%		2.95%	2.64%	0.21%	3.60%	(2.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,647		$29,623	$33,551	$34,482	$36,937	$37,566
Ratio of expenses to average net assets:
After waivers (a)(f)	0.94	%***	0.90%	0.94%	0.96%	1.01%**	1.00%
Before waivers (a)(f)	1.03	%***	1.00%	1.00%	0.97%	1.02%**	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.13%		1.85%	1.86%	1.59%	1.67%	1.52%
Before waivers (a)(f)	2.04%		1.74%	1.80%	1.58%	1.66%	1.52%
Portfolio turnover rate (z)^	149%		359%	298%	379%	264%	410%

Class IB	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.88		$9.80	$9.76	$9.94	$9.89	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.19	0.16	0.17	0.15
Net realized and unrealized gain (loss)	(0.24)		0.11	0.07	(0.15)	0.20	(0.38)

Total from investment operations	(0.14)		0.29	0.26	0.01	0.37	(0.23)

Less distributions:
Dividends from net investment income	(0.13)		(0.21)	(0.21)	(0.19)	(0.21)	(0.16)
Distributions from net realized gains	—		—	(0.01)	—	(0.11)	(0.03)

Total dividends and distributions	(0.13)		(0.21)	(0.22)	(0.19)	(0.32)	(0.19)

Net asset value, end of period	$9.61		$9.88	$9.80	$9.76	$9.94	$9.89

Total return (b)	(1.45)%		2.94%	2.63%	0.11%	3.70%	(2.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$272,371		$281,820	$279,239	$288,464	$291,789	$291,699
Ratio of expenses to average net assets:
After waivers (a)(f)	0.94	%***	0.90%	0.94%	0.96%	1.01%**	1.00%
Before waivers (a)(f)	1.03	%***	1.00%	1.00%	0.97%	1.02%**	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.13%		1.84%	1.86%	1.59%	1.67%	1.52%
Before waivers (a)(f)	2.04%		1.74%	1.80%	1.58%	1.66%	1.52%
Portfolio turnover rate (z)^	149%		359%	298%	379%	264%	410%

See Notes to Financial Statements.

1332

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.86		$9.78	$9.74	$9.91	$9.87	$10.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21	0.21	0.18	0.19	0.18
Net realized and unrealized gain (loss)	(0.24)		0.10	0.07	(0.14)	0.19	(0.39)

Total from investment operations	(0.13)		0.31	0.28	0.04	0.38	(0.21)

Less distributions:
Dividends from net investment income	(0.14)		(0.23)	(0.23)	(0.21)	(0.23)	(0.18)
Distributions from net realized gains	—		—	(0.01)	—	(0.11)	(0.03)

Total dividends and distributions	(0.14)		(0.23)	(0.24)	(0.21)	(0.34)	(0.21)

Net asset value, end of period	$9.59		$9.86	$9.78	$9.74	$9.91	$9.87

Total return (b)	(1.33)%		3.20%	2.89%	0.44%	3.86%	(2.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$454,861		$458,937	$398,084	$363,652	$340,869	$372,956
Ratio of expenses to average net assets:
After waivers (a)(f)	0.69	%***	0.65%	0.69%	0.71%	0.76%**	0.75%
Before waivers (a)(f)	0.78	%***	0.75%	0.75%	0.72%	0.77%**	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.38%		2.09%	2.11%	1.84%	1.92%	1.77%
Before waivers (a)(f)	2.29%		1.99%	2.05%	1.83%	1.91%	1.77%
Portfolio turnover rate (z)^	149%		359%	298%	379%	264%	410%
**	Includes Interest Expense of 0.01%.
***	Includes Interest Expense of 0.04%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1333

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	25.9%
Health Care	20.3
Industrials	17.6
Consumer Discretionary	17.5
Financials	6.8
Repurchase Agreements	6.4
Materials	3.6
Energy	2.1
Consumer Staples	1.5
Real Estate	1.4
Investment Company	0.7
Telecommunication Services	0.5
Exchange Traded Fund	0.2
Utilities	0.1
Cash and Other	(4.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,103.65	$5.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,103.55	5.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,104.52	4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1334

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.5%)
Auto Components (0.5%)
Dana, Inc.	6,169	$124,552
Dorman Products, Inc.*	1,224	83,611
Fox Factory Holding Corp.*	1,645	76,575
Gentex Corp.	8,535	196,476
LCI Industries	1,111	100,157
Modine Manufacturing Co.*	345	6,296
Shiloh Industries, Inc.*	12	104
Stoneridge, Inc.*	1,115	39,181
Tenneco, Inc.	7,352	323,194
Visteon Corp.*	857	110,759

		1,060,905

Automobiles (0.3%)
Ferrari NV	2,920	394,229
Thor Industries, Inc.	1,899	184,944
Winnebago Industries, Inc.	1,408	57,165

		636,338

Distributors (0.1%)
Core-Mark Holding Co., Inc.	183	4,154
Funko, Inc., Class A (x)*	480	6,024
Pool Corp.	1,801	272,852

		283,030

Diversified Consumer Services (1.8%)
Bright Horizons Family Solutions, Inc.*	7,945	814,521
Capella Education Co.	495	48,857
Career Education Corp.*	3,103	50,176
Carriage Services, Inc.	254	6,236
Chegg, Inc.*	20,413	567,277
Grand Canyon Education, Inc.*	11,509	1,284,519
H&R Block, Inc.	1,741	39,660
Houghton Mifflin Harcourt Co.*	460	3,519
Laureate Education, Inc., Class A*	11,000	157,630
Service Corp. International	3,840	137,434
ServiceMaster Global Holdings, Inc.*	6,219	369,844
Sotheby’s*	1,701	92,432
Strayer Education, Inc.	492	55,601
Weight Watchers International, Inc.*	1,654	167,219

		3,794,925

Hotels, Restaurants & Leisure (5.1%)
Belmond Ltd., Class A*	548	6,110
BJ’s Restaurants, Inc.	940	56,400
Bloomin’ Brands, Inc.	3,836	77,104
Bluegreen Vacations Corp. (x)	349	8,306
Boyd Gaming Corp.	3,418	118,468
Brinker International, Inc. (x)	1,528	72,733
Carrols Restaurant Group, Inc.*	1,399	20,775
Cheesecake Factory, Inc. (The)	1,968	108,358
Chipotle Mexican Grill, Inc.*	470	202,744
Choice Hotels International, Inc.	1,595	120,582
Churchill Downs, Inc.	541	160,407
Chuy’s Holdings, Inc.*	629	19,310
Cracker Barrel Old Country Store, Inc. (x)	892	139,339
Dave & Buster’s Entertainment, Inc.*	6,030	287,028
Denny’s Corp.*	2,175	34,648
Dine Brands Global, Inc.	463	34,632
Domino’s Pizza, Inc.	1,932	545,152
Drive Shack, Inc.*	2,415	18,644
Dunkin’ Brands Group, Inc. (x)	3,814	263,433
Eldorado Resorts, Inc. (x)*	2,993	117,026
Empire Resorts, Inc. (x)*	111	2,198
Extended Stay America, Inc.	5,213	112,653
Fiesta Restaurant Group, Inc.*	879	25,227
Golden Entertainment, Inc. (x)*	826	22,294
Hilton Grand Vacations, Inc.*	28,103	975,174
Hilton Worldwide Holdings, Inc.	8,684	687,425
ILG, Inc.	3,633	119,998
International Game Technology plc (x)	249	5,787
Jack in the Box, Inc.	234	19,918
Lindblad Expeditions Holdings, Inc.*	1,005	13,316
Marriott Vacations Worldwide Corp.	4,361	492,619
Melco Resorts & Entertainment Ltd. (ADR)	20,218	566,104
MGM Resorts International	10,773	312,740
Monarch Casino & Resort, Inc.*	409	18,016
Nathan’s Famous, Inc.	117	11,010
Noodles & Co. (x)*	675	8,303
Papa John’s International, Inc.	485	24,599
Penn National Gaming, Inc.*	439	14,746
Pinnacle Entertainment, Inc.*	2,378	80,210
Planet Fitness, Inc., Class A*	35,122	1,543,260
PlayAGS, Inc.*	723	19,572
Potbelly Corp.*	1,080	13,986
RCI Hospitality Holdings, Inc.	323	10,223
Red Rock Resorts, Inc., Class A	3,169	106,162
Ruth’s Hospitality Group, Inc.	1,349	37,839
Scientific Games Corp., Class A*	2,498	122,777
SeaWorld Entertainment, Inc. (x)*	2,510	54,768
Shake Shack, Inc., Class A (x)*	1,125	74,453
Six Flags Entertainment Corp. (x)	3,276	229,484
Sonic Corp. (x)	842	28,982
Texas Roadhouse, Inc.	3,114	203,998
Vail Resorts, Inc.	4,097	1,123,355
Wendy’s Co. (The)	8,701	149,483
Wingstop, Inc.	8,150	424,778
Wyndham Destinations, Inc.	4,500	199,215
Wyndham Hotels & Resorts, Inc.	4,482	263,676

		10,529,547

Household Durables (1.2%)
AV Homes, Inc.*	168	3,595
Cavco Industries, Inc.*	389	80,776
Century Communities, Inc.*	50	1,578
GoPro, Inc., Class A (x)*	5,158	33,218
Hamilton Beach Brands Holding Co., Class A	298	8,657

See Notes to Financial Statements.

1335

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Helen of Troy Ltd.*	94	$9,254
Hooker Furniture Corp.	239	11,209
Hovnanian Enterprises, Inc., Class A (x)*	1,097	1,788
Installed Building Products, Inc.*	998	56,437
iRobot Corp. (x)*	1,232	93,349
KB Home	851	23,181
La-Z-Boy, Inc.	952	29,131
LGI Homes, Inc. (x)*	842	48,609
M/I Homes, Inc.*	11,088	293,610
Meritage Homes Corp.*	113	4,966
Mohawk Industries, Inc.*	1,773	379,901
NVR, Inc.*	145	430,700
PulteGroup, Inc.	3,802	109,308
Roku, Inc. (x)*	1,970	83,961
Skyline Champion Corp. (x)	312	10,932
Taylor Morrison Home Corp., Class A*	13,502	280,572
Tempur Sealy International, Inc. (x)*	2,121	101,914
Toll Brothers, Inc.	3,297	121,956
TopBuild Corp.*	1,611	126,206
TRI Pointe Group, Inc.*	268	4,384
Turtle Beach Corp. (x)*	362	7,356
Vuzix Corp. (x)*	956	7,122
William Lyon Homes, Class A*	256	5,939
ZAGG, Inc.*	1,245	21,539

		2,391,148

Internet & Direct Marketing Retail (2.1%)
1-800-Flowers.com, Inc., Class A*	345	4,330
Duluth Holdings, Inc., Class B (x)*	16,420	390,632
Gaia, Inc.*	325	6,581
Groupon, Inc.*	19,992	85,966
Liberty Expedia Holdings, Inc., Class A*	160	7,030
Liberty TripAdvisor Holdings, Inc., Class A*	3,302	53,162
Nutrisystem, Inc.	1,345	51,783
Overstock.com, Inc. (x)*	940	31,631
PetMed Express, Inc. (x)	909	40,041
Shutterfly, Inc.*	10,677	961,250
TripAdvisor, Inc.*	9,706	540,721
Wayfair, Inc., Class A (x)*	17,878	2,123,192

		4,296,319

Leisure Products (0.5%)
Brunswick Corp.	389	25,083
Callaway Golf Co.	2,859	54,235
Johnson Outdoors, Inc., Class A	137	11,581
Malibu Boats, Inc., Class A*	940	39,424
Marine Products Corp.	250	4,445
Mattel, Inc.	3,479	57,125
MCBC Holdings, Inc.*	877	25,389
Nautilus, Inc.*	1,235	19,390
Polaris Industries, Inc.	6,956	849,883
Sturm Ruger & Co., Inc. (x)	764	42,784

		1,129,339

Media (0.8%)
AMC Networks, Inc., Class A*	2,059	128,070
Cable One, Inc.	195	142,992
Central European Media Enterprises Ltd., Class A*	3,912	16,235
Entravision Communications Corp., Class A	603	3,015
Eros International plc*	655	8,515
Hemisphere Media Group, Inc.*	400	5,240
IMAX Corp.*	14,094	312,181
Interpublic Group of Cos., Inc. (The)	1,797	42,122
Liberty Media Corp.-Liberty Braves, Class A*	523	13,446
Liberty Media Corp.-Liberty Braves, Class C*	1,611	41,661
Lions Gate Entertainment Corp., Class A	153	3,797
Lions Gate Entertainment Corp., Class B (x)	349	8,188
Live Nation Entertainment, Inc.*	6,309	306,427
LiveXLive Media, Inc. (x)*	1,241	7,161
Loral Space & Communications, Inc.*	583	21,921
Madison Square Garden Co. (The), Class A*	83	25,746
MDC Partners, Inc., Class A*	2,645	12,167
New York Times Co. (The), Class A (x)	4,854	125,719
Nexstar Media Group, Inc., Class A	2,041	149,809
Sinclair Broadcast Group, Inc., Class A (x)	1,543	49,607
tronc, Inc.*	782	13,513
World Wrestling Entertainment, Inc., Class A (x)	1,919	139,742

		1,577,274

Multiline Retail (0.9%)
Big Lots, Inc.	465	19,428
Dollar Tree, Inc.*	10,322	877,370
Nordstrom, Inc.	5,399	279,560
Ollie’s Bargain Outlet Holdings, Inc.*	8,231	596,748
Sears Holdings Corp. (x)*	60	142

		1,773,248

Specialty Retail (3.1%)
American Eagle Outfitters, Inc.	6,633	154,217
America’s Car-Mart, Inc.*	102	6,314
Asbury Automotive Group, Inc.*	941	64,506
At Home Group, Inc.*	8,109	317,467
Boot Barn Holdings, Inc.*	16,893	350,530
Buckle, Inc. (The) (x)	273	7,344
Burlington Stores, Inc.*	6,464	973,025
Camping World Holdings, Inc., Class A (x)	1,483	37,045
Carvana Co. (x)*	1,295	53,872
Children’s Place, Inc. (The)	726	87,701
Conn’s, Inc. (x)*	437	14,421

See Notes to Financial Statements.

1336

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Five Below, Inc.*	11,461	$1,119,853
Floor & Decor Holdings, Inc., Class A*	28,104	1,386,369
Hudson Ltd., Class A*	1,823	31,884
Kirkland’s, Inc.*	290	3,376
Lithia Motors, Inc., Class A	3,572	337,804
Lumber Liquidators Holdings, Inc. (x)*	1,099	26,761
MarineMax, Inc.*	548	10,385
Michaels Cos., Inc. (The)*	823	15,777
Monro, Inc. (x)	1,454	84,477
Murphy USA, Inc.*	265	19,687
National Vision Holdings, Inc. (x)*	1,545	56,501
New York & Co., Inc.*	856	4,383
Party City Holdco, Inc.*	58	885
RH (x)*	877	122,517
Sally Beauty Holdings, Inc. (x)*	1,520	24,366
Sleep Number Corp.*	1,625	47,158
Sportsman’s Warehouse Holdings, Inc. (x)*	49,939	255,688
Tailored Brands, Inc. (x)	2,261	57,701
Tiffany & Co.	3,086	406,117
Tile Shop Holdings, Inc.	971	7,477
Urban Outfitters, Inc.*	3,384	150,757
Williams-Sonoma, Inc. (x)	871	53,462
Winmark Corp.	118	17,517
Zumiez, Inc.*	261	6,538

		6,313,882

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	2,115	229,245
Columbia Sportswear Co.	172	15,733
Crocs, Inc.*	3,073	54,116
Deckers Outdoor Corp.*	1,450	163,691
Fossil Group, Inc.*	467	12,548
G-III Apparel Group Ltd.*	561	24,908
Hanesbrands, Inc. (x)	16,427	361,723
Michael Kors Holdings Ltd.*	3,519	234,365
Movado Group, Inc.	73	3,526
Oxford Industries, Inc.	761	63,148
Skechers U.S.A., Inc., Class A*	10,429	312,974
Steven Madden Ltd.	2,640	140,184
Superior Group of Cos., Inc.	470	9,734
Under Armour, Inc., Class A (x)*	13,322	299,479
Under Armour, Inc., Class C*	14,391	303,361
Wolverine World Wide, Inc.	4,200	146,034

		2,374,769

Total Consumer Discretionary		36,160,724

Consumer Staples (1.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	382	114,484
Castle Brands, Inc. (x)*	3,647	4,340
Celsius Holdings, Inc. (x)*	1,028	4,729
Coca-Cola Bottling Co. Consolidated	215	29,053
Craft Brew Alliance, Inc.*	532	10,986
MGP Ingredients, Inc. (x)	531	47,158
National Beverage Corp. (x)*	535	57,192
Primo Water Corp.*	1,236	21,618

		289,560

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	993	28,301
Performance Food Group Co.*	4,656	170,875
PriceSmart, Inc.	1,012	91,586
Smart & Final Stores, Inc.*	42,800	237,539
Sprouts Farmers Market, Inc.*	5,956	131,449
US Foods Holding Corp.*	613	23,184

		682,934

Food Products (0.7%)
B&G Foods, Inc. (x)	327	9,777
Calavo Growers, Inc. (x)	718	69,036
Cal-Maine Foods, Inc.*	569	26,089
Freshpet, Inc. (x)*	1,190	32,666
Hostess Brands, Inc.*	25,500	346,799
J&J Snack Foods Corp.	683	104,137
John B Sanfilippo & Son, Inc.	390	29,036
Lamb Weston Holdings, Inc.	5,804	397,631
Lancaster Colony Corp.	623	86,236
Limoneira Co.	148	3,642
Post Holdings, Inc.*	1,736	149,331
Simply Good Foods Co. (The) (x)*	8,200	118,408
Tootsie Roll Industries, Inc.	126	3,887

		1,376,675

Household Products (0.2%)
Central Garden & Pet Co.*	361	15,696
Central Garden & Pet Co., Class A*	1,229	49,738
Energizer Holdings, Inc.	1,554	97,840
HRG Group, Inc.*	5,369	70,280
WD-40 Co.	619	90,529

		324,083

Personal Products (0.2%)
elf Beauty, Inc. (x)*	1,023	15,591
Herbalife Nutrition Ltd.*	946	50,819
Inter Parfums, Inc.	732	39,162
Medifast, Inc.	531	85,044
Natural Health Trends Corp.	257	6,430
Nu Skin Enterprises, Inc., Class A	774	60,519
Revlon, Inc., Class A (x)*	320	5,616
USANA Health Sciences, Inc.*	575	66,298

		329,479

Tobacco (0.0%)
22nd Century Group, Inc. (x)*	5,254	12,925
Turning Point Brands, Inc.	362	11,548
Vector Group Ltd. (x)	1,974	37,664

		62,137

Total Consumer Staples		3,064,868

Energy (2.1%)
Energy Equipment & Services (0.6%)
Cactus, Inc., Class A*	9,214	311,341
Covia Holdings Corp.*	1,402	26,021

See Notes to Financial Statements.

1337

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independence Contract Drilling, Inc.*	929	$3,827
ION Geophysical Corp. (x)*	480	11,664
Keane Group, Inc. (x)*	2,476	33,847
Key Energy Services, Inc.*	451	7,324
Liberty Oilfield Services, Inc., Class A (x)*	18,363	343,756
Mammoth Energy Services, Inc.*	385	13,075
Oceaneering International, Inc.	12,240	311,631
Profire Energy, Inc. (x)*	1,040	3,515
ProPetro Holding Corp.*	3,211	50,348
RigNet, Inc.*	46	474
RPC, Inc.	950	13,842
Select Energy Services, Inc., Class A*	457	6,640
Solaris Oilfield Infrastructure, Inc., Class A (x)*	1,175	16,791
TETRA Technologies, Inc.*	4,781	21,275
US Silica Holdings, Inc.	2,161	55,516

		1,230,887

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	6,930	20,028
Antero Resources Corp.*	5,925	126,499
Callon Petroleum Co.*	34,500	370,531
Carrizo Oil & Gas, Inc.*	3,566	99,313
CONSOL Energy, Inc.*	543	20,824
CVR Energy, Inc.	678	25,079
Delek US Holdings, Inc.	3,510	176,097
Denbury Resources, Inc.*	9,342	44,935
Eclipse Resources Corp.*	2,160	3,456
Energy XXI Gulf Coast, Inc.*	194	1,715
Evolution Petroleum Corp.	1,350	13,298
Goodrich Petroleum Corp. (x)*	287	3,550
Isramco, Inc.*	22	2,704
Jagged Peak Energy, Inc. (x)*	2,917	37,979
Kosmos Energy Ltd.*	2,120	17,532
Laredo Petroleum, Inc. (x)*	2,191	21,077
Lilis Energy, Inc. (x)*	1,808	9,402
Matador Resources Co.*	4,144	124,527
Newfield Exploration Co.*	3,346	101,217
NextDecade Corp. (x)*	598	4,090
Northern Oil and Gas, Inc.*	1,254	3,950
Panhandle Oil and Gas, Inc., Class A	324	6,188
Par Pacific Holdings, Inc.*	144	2,503
Parsley Energy, Inc., Class A*	8,215	248,750
PDC Energy, Inc.*	3,574	216,048
Penn Virginia Corp. (x)*	568	48,218
Renewable Energy Group, Inc.*	197	3,516
Resolute Energy Corp. (x)*	5,922	184,766
Ring Energy, Inc.*	18,660	235,489
RSP Permian, Inc.*	3,634	159,969
Sanchez Energy Corp. (x)*	2,181	9,858
SRC Energy, Inc.*	11,008	121,308
Tellurian, Inc. (x)*	3,676	30,584
Uranium Energy Corp. (x)*	7,476	12,036
WildHorse Resource Development Corp.*	1,151	29,189
WPX Energy, Inc.*	25,972	468,276
Zion Oil & Gas, Inc. (x)*	2,400	9,732

		3,014,233

Total Energy		4,245,120

Financials (6.8%)
Banks (2.7%)
Allegiance Bancshares, Inc.*	125	5,419
Ameris Bancorp	1,814	96,777
Atlantic Capital Bancshares, Inc.*	819	16,093
BancFirst Corp.	204	12,077
Bank of NT Butterfield & Son Ltd. (The)	2,476	113,203
Bankwell Financial Group, Inc.	30	965
Blue Hills Bancorp, Inc.	472	10,478
BSB Bancorp, Inc.*	95	3,268
Cadence Bancorp	17,214	496,968
Cambridge Bancorp	47	4,067
Capstar Financial Holdings, Inc.*	139	2,576
Carolina Financial Corp.	586	25,151
Chemical Financial Corp.	7,011	390,302
City Holding Co.	80	6,018
CoBiz Financial, Inc.	1,682	36,129
ConnectOne Bancorp, Inc.	328	8,167
Customers Bancorp, Inc.*	452	12,828
Eagle Bancorp, Inc.*	1,175	72,028
East West Bancorp, Inc.	507	33,056
Enterprise Financial Services Corp.	370	19,962
Equity Bancshares, Inc., Class A*	219	9,084
Esquire Financial Holdings, Inc. (x)*	133	3,510
Farmers & Merchants Bancorp, Inc.	366	14,768
FB Financial Corp.	327	13,315
FCB Financial Holdings, Inc., Class A*	1,689	99,313
First Connecticut Bancorp, Inc.	119	3,641
First Financial Bankshares, Inc. (x)	2,975	151,428
First Foundation, Inc.*	559	10,364
FNB Bancorp	93	3,410
German American Bancorp, Inc.	252	9,034
Glacier Bancorp, Inc.	633	24,484
Green Bancorp, Inc.	172	3,715
Guaranty Bancorp	970	28,906
Hanmi Financial Corp.	174	4,933
HarborOne Bancorp, Inc.*	252	4,773
Heritage Commerce Corp.	1,641	27,881
Home BancShares, Inc.	1,695	38,239
HomeTrust Bancshares, Inc.*	271	7,629
Howard Bancorp, Inc.*	60	1,080
Independent Bank Corp./MA	136	10,662
Independent Bank Corp./MI	308	7,854
Independent Bank Group, Inc.	248	16,566
Investar Holding Corp.	114	3,152
Lakeland Financial Corp.	836	40,287
LegacyTexas Financial Group, Inc.	9,085	354,497

See Notes to Financial Statements.

1338

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Live Oak Bancshares, Inc.	619	$18,972
MB Financial, Inc.	8,977	419,226
Metropolitan Bank Holding Corp.*	4,200	220,416
Midland States Bancorp, Inc.	505	17,301
National Bank Holdings Corp., Class A	450	17,366
National Commerce Corp.*	313	14,492
Old Line Bancshares, Inc.	103	3,596
Origin Bancorp, Inc. (x)	266	10,890
Pacific Premier Bancorp, Inc.*	701	26,743
People’s Utah Bancorp	707	25,240
Pinnacle Financial Partners, Inc.	8,294	508,837
Preferred Bank	641	39,396
Republic First Bancorp, Inc. (x)*	445	3,493
Seacoast Banking Corp. of Florida*	370	11,685
ServisFirst Bancshares, Inc.	2,126	88,718
Signature Bank*	1,558	199,237
State Bank Financial Corp.	618	20,641
Stock Yards Bancorp, Inc.	222	8,469
SVB Financial Group*	1,750	505,330
Synovus Financial Corp.	467	24,672
Texas Capital Bancshares, Inc.*	1,449	132,584
Tompkins Financial Corp.	32	2,748
TriState Capital Holdings, Inc.*	256	6,682
Triumph Bancorp, Inc.*	1,094	44,581
Union Bankshares, Inc. (x)	149	7,733
United Community Banks, Inc.	335	10,274
Veritex Holdings, Inc.*	342	10,626
Washington Trust Bancorp, Inc.	207	12,027
West Bancorporation, Inc.	132	3,320
Western Alliance Bancorp*	10,444	591,235
Wintrust Financial Corp.	4,700	409,135

		5,673,722

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	2,415	359,038
Artisan Partners Asset Management, Inc., Class A	2,227	67,144
Ashford, Inc. (x)	51	3,305
BrightSphere Investment Group plc	3,321	47,357
Cohen & Steers, Inc.	1,038	43,295
Cowen, Inc. (x)*	624	8,642
Diamond Hill Investment Group, Inc.	154	29,942
Donnelley Financial Solutions, Inc.*	751	13,045
Eaton Vance Corp.	5,337	278,538
Evercore, Inc., Class A	5,276	556,354
FactSet Research Systems, Inc.	1,742	345,090
Federated Investors, Inc., Class B	1,983	46,244
Financial Engines, Inc.	2,896	130,030
GAMCO Investors, Inc., Class A	179	4,790
Greenhill & Co., Inc.	880	24,992
Hamilton Lane, Inc., Class A	688	33,003
Houlihan Lokey, Inc.	6,986	357,823
Investment Technology Group, Inc.	185	3,870
Ladenburg Thalmann Financial Services, Inc.	4,286	14,572
Lazard Ltd., Class A	16,180	791,365
LPL Financial Holdings, Inc.	4,054	265,699
MarketAxess Holdings, Inc.	1,680	332,405
Moelis & Co., Class A	1,805	105,863
Morningstar, Inc.	841	107,858
Piper Jaffray Cos.	41	3,151
PJT Partners, Inc., Class A	858	45,809
Pzena Investment Management, Inc., Class A	871	8,022
SEI Investments Co.	6,120	382,622
Siebert Financial Corp. (x)*	384	4,001
Silvercrest Asset Management Group, Inc., Class A	502	8,183
Stifel Financial Corp.	8,496	443,916
TD Ameritrade Holding Corp.	13,199	722,910
Virtu Financial, Inc., Class A	1,790	47,525
Virtus Investment Partners, Inc.	62	7,933
Westwood Holdings Group, Inc.	391	23,280
WisdomTree Investments, Inc.	4,553	41,341

		5,708,957

Consumer Finance (0.4%)
Credit Acceptance Corp.*	476	168,218
Curo Group Holdings Corp.*	371	9,256
Elevate Credit, Inc. (x)*	951	8,045
Enova International, Inc.*	1,518	55,483
FirstCash, Inc.	2,038	183,114
Green Dot Corp., Class A*	2,176	159,697
OneMain Holdings, Inc.*	262	8,722
PRA Group, Inc.*	7,100	273,705
Regional Management Corp.*	233	8,160
Santander Consumer USA Holdings, Inc.	717	13,688

		888,088

Diversified Financial Services (0.1%)
FGL Holdings (x)*	9,000	75,510
I3 Verticals, Inc., Class A (x)*	3,300	50,226
Marlin Business Services Corp.	122	3,642
On Deck Capital, Inc.*	2,046	14,322
Voya Financial, Inc.	582	27,354

		171,054

Insurance (0.5%)
Alleghany Corp.	77	44,273
AmTrust Financial Services, Inc.	715	10,418
Axis Capital Holdings Ltd.	415	23,082
Brown & Brown, Inc.	641	17,775
Erie Indemnity Co., Class A	870	102,016
Everest Re Group Ltd.	734	169,173
FedNat Holding Co.	287	6,621
Global Indemnity Ltd.	88	3,430
Health Insurance Innovations, Inc., Class A (x)*	569	18,407
Heritage Insurance Holdings, Inc. (x)	133	2,217
Infinity Property & Casualty Corp.	61	8,683
Investors Title Co.	15	2,770

See Notes to Financial Statements.

1339

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
James River Group Holdings Ltd.	578	$22,710
Kemper Corp.	1,313	99,328
Kingstone Cos., Inc.	202	3,414
Kinsale Capital Group, Inc.	892	48,935
MBIA, Inc. (x)*	411	3,715
National General Holdings Corp.	1,762	46,393
Primerica, Inc.	1,732	172,508
RenaissanceRe Holdings Ltd.	167	20,093
RLI Corp.	1,515	100,278
Stewart Information Services Corp.	57	2,455
Trupanion, Inc. (x)*	1,114	43,000
United Insurance Holdings Corp.	731	14,313
Universal Insurance Holdings, Inc.	1,457	51,141
Validus Holdings Ltd.	496	33,530

		1,070,678

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Granite Point Mortgage Trust, Inc. (REIT)	297	5,450

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc. (x)*	2,695	110,253
Charter Financial Corp.	145	3,502
Essent Group Ltd.*	2,235	80,058
Federal Agricultural Mortgage Corp., Class C	140	12,527
FS Bancorp, Inc.	93	5,882
Greene County Bancorp, Inc.	100	3,390
Hingham Institution for Savings	29	6,371
Kearny Financial Corp.	1,480	19,906
LendingTree, Inc. (x)*	353	75,471
Merchants Bancorp	231	6,590
Meridian Bancorp, Inc.	259	4,960
Meta Financial Group, Inc.	425	41,395
NMI Holdings, Inc., Class A*	2,361	38,484
Sterling Bancorp, Inc.	514	6,867
Walker & Dunlop, Inc.	168	9,349
Waterstone Financial, Inc.	133	2,268
WSFS Financial Corp.	332	17,696

		444,969

Total Financials		13,962,918

Health Care (20.3%)
Biotechnology (8.5%)
Abeona Therapeutics, Inc. (x)*	1,262	20,192
ACADIA Pharmaceuticals, Inc. (x)*	4,466	68,196
Acceleron Pharma, Inc.*	1,452	70,451
Achaogen, Inc. (x)*	1,333	11,544
Acorda Therapeutics, Inc.*	271	7,778
Adamas Pharmaceuticals, Inc. (x)*	547	14,129
ADMA Biologics, Inc. (x)*	834	3,761
Aduro Biotech, Inc.*	2,904	20,328
Aeglea BioTherapeutics, Inc. (x)*	730	7,723
Agenus, Inc. (x)*	3,771	8,560
Agios Pharmaceuticals, Inc.*	2,161	182,021
Aimmune Therapeutics, Inc.*	7,173	192,882
Akebia Therapeutics, Inc.*	2,067	20,629
Albireo Pharma, Inc. (x)*	107	3,799
Alder Biopharmaceuticals, Inc.*	2,142	33,844
Aldeyra Therapeutics, Inc.*	710	5,645
Alkermes plc*	7,036	289,602
Allena Pharmaceuticals, Inc.*	517	6,737
Alnylam Pharmaceuticals, Inc.*	3,615	356,041
Amicus Therapeutics, Inc. (x)*	24,107	376,551
AnaptysBio, Inc. (x)*	842	59,816
Apellis Pharmaceuticals, Inc.*	1,638	36,036
Arbutus Biopharma Corp.*	525	3,833
Arcus Biosciences, Inc. (x)*	212	2,595
Arena Pharmaceuticals, Inc.*	1,809	78,872
Argenx SE (ADR)*	1,000	82,860
ArQule, Inc. (x)*	3,568	19,731
Array BioPharma, Inc.*	28,466	477,659
Arrowhead Pharmaceuticals, Inc. (x)*	3,952	53,747
Arsanis, Inc. (x)*	156	566
Ascendis Pharma A/S (ADR)*	4,181	278,120
Atara Biotherapeutics, Inc.*	1,847	67,877
Athenex, Inc. (x)*	1,903	35,510
Athersys, Inc. (x)*	5,470	10,776
Audentes Therapeutics, Inc.*	1,339	51,163
AVEO Pharmaceuticals, Inc. (x)*	2,676	6,048
Avid Bioservices, Inc. (x)*	2,277	8,926
BeiGene Ltd. (ADR) (x)*	929	142,815
Bellicum Pharmaceuticals, Inc. (x)*	1,237	9,129
BioCryst Pharmaceuticals, Inc.*	3,980	22,805
Biohaven Pharmaceutical Holding Co. Ltd.*	7,762	306,754
BioSpecifics Technologies Corp.*	291	13,054
BioTime, Inc. (x)*	1,513	3,117
Bluebird Bio, Inc.*	2,956	463,944
Blueprint Medicines Corp.*	4,253	269,980
Calyxt, Inc. (x)*	230	4,294
Cara Therapeutics, Inc. (x)*	1,152	22,061
CareDx, Inc. (x)*	1,383	16,928
CASI Pharmaceuticals, Inc. (x)*	2,029	16,699
Catalyst Pharmaceuticals, Inc.*	4,620	14,414
Celcuity, Inc.*	259	6,428
Cellular Biomedicine Group, Inc.*	382	7,468
ChemoCentryx, Inc. (x)*	938	12,353
Clovis Oncology, Inc.*	7,753	352,529
Cohbar, Inc. (m)(x)*	1,007	6,596
Coherus Biosciences, Inc.*	2,124	29,736
Corbus Pharmaceuticals Holdings, Inc. (x)*	2,369	11,963
Corvus Pharmaceuticals, Inc. (x)*	566	6,215
CTI BioPharma Corp. (x)*	2,303	11,469
Cue Biopharma, Inc. (x)*	796	9,441
Cytokinetics, Inc.*	2,112	17,530
CytomX Therapeutics, Inc.*	1,748	39,959
Deciphera Pharmaceuticals, Inc.*	345	13,576

See Notes to Financial Statements.

1340

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Denali Therapeutics, Inc. (x)*	764	$11,651
Dicerna Pharmaceuticals, Inc. (x)*	2,007	24,586
Dynavax Technologies Corp. (x)*	15,015	228,979
Eagle Pharmaceuticals, Inc.*	474	35,863
Editas Medicine, Inc. (x)*	2,072	74,240
Emergent BioSolutions, Inc.*	2,028	102,394
Enanta Pharmaceuticals, Inc.*	761	88,200
Epizyme, Inc.*	1,739	23,563
Esperion Therapeutics, Inc. (x)*	1,039	40,718
Evelo Biosciences, Inc.*	293	3,457
Exact Sciences Corp.*	33,985	2,031,962
Exelixis, Inc.*	13,413	288,648
Fate Therapeutics, Inc. (x)*	2,253	25,549
Fennec Pharmaceuticals, Inc.*	503	5,251
FibroGen, Inc.*	3,398	212,715
Flexion Therapeutics, Inc. (x)*	1,522	39,344
Fortress Biotech, Inc. (x)*	1,422	4,238
Foundation Medicine, Inc. (x)*	634	86,668
G1 Therapeutics, Inc. (x)*	2,725	118,429
Genomic Health, Inc.*	940	47,376
Geron Corp. (x)*	7,228	24,792
Global Blood Therapeutics, Inc. (x)*	4,969	224,599
GlycoMimetics, Inc.*	1,522	24,550
GTx, Inc. (x)*	205	3,139
Halozyme Therapeutics, Inc.*	5,664	95,552
Heron Therapeutics, Inc.*	14,635	568,570
Homology Medicines, Inc. (x)*	471	9,608
Idera Pharmaceuticals, Inc.*	7,674	10,130
ImmunoGen, Inc.*	5,817	56,599
Immunomedics, Inc. (x)*	5,433	128,599
Incyte Corp.*	2,850	190,950
Inovio Pharmaceuticals, Inc. (x)*	3,999	15,676
Insmed, Inc.*	3,478	82,255
Insys Therapeutics, Inc. (x)*	1,443	10,447
Intellia Therapeutics, Inc.*	1,507	41,232
Intercept Pharmaceuticals, Inc. (x)*	996	83,574
Intrexon Corp. (x)*	3,156	43,995
Invitae Corp. (x)*	2,895	21,278
Ionis Pharmaceuticals, Inc.*	14,096	587,380
Iovance Biotherapeutics, Inc.*	21,427	274,266
Ironwood Pharmaceuticals, Inc.*	6,290	120,265
Jounce Therapeutics, Inc. (x)*	553	4,236
Kadmon Holdings, Inc. (x)*	3,133	12,501
Karyopharm Therapeutics, Inc.*	11,783	200,193
Keryx Biopharmaceuticals, Inc. (x)*	4,260	16,018
Kindred Biosciences, Inc.*	1,152	12,269
Kura Oncology, Inc.*	1,126	20,493
La Jolla Pharmaceutical Co. (x)*	973	28,382
Lexicon Pharmaceuticals, Inc. (x)*	1,977	23,724
Ligand Pharmaceuticals, Inc.*	950	196,812
Loxo Oncology, Inc. (x)*	3,587	622,273
MacroGenics, Inc.*	1,778	36,716
Madrigal Pharmaceuticals, Inc. (x)*	854	238,855
MannKind Corp. (x)*	6,328	12,023
MediciNova, Inc. (x)*	1,762	14,026
Mersana Therapeutics, Inc.*	566	10,109
MiMedx Group, Inc. (x)*	4,954	31,656
Minerva Neurosciences, Inc.*	1,241	10,238
Miragen Therapeutics, Inc.*	1,142	7,320
Mirati Therapeutics, Inc.*	823	40,574
Momenta Pharmaceuticals, Inc.*	3,482	71,207
Mustang Bio, Inc.*	734	5,057
Myriad Genetics, Inc.*	2,631	98,320
Natera, Inc.*	1,462	27,515
Neurocrine Biosciences, Inc.*	8,945	878,757
NewLink Genetics Corp. (x)*	72	343
Novavax, Inc. (x)*	7,490	10,037
Nymox Pharmaceutical Corp.*	679	2,281
Organovo Holdings, Inc. (x)*	3,725	5,215
Ovid therapeutics, Inc.*	611	4,766
Palatin Technologies, Inc. (x)*	8,838	8,571
Pfenex, Inc. (x)*	21,184	114,605
Pieris Pharmaceuticals, Inc. (x)*	2,398	12,158
PolarityTE, Inc. (x)*	392	9,228
Portola Pharmaceuticals, Inc.*	2,748	103,792
Progenics Pharmaceuticals, Inc.*	3,364	27,047
Proteostasis Therapeutics, Inc. (x)*	1,172	3,270
PTC Therapeutics, Inc.*	2,056	69,349
Puma Biotechnology, Inc.*	1,323	78,255
Ra Pharmaceuticals, Inc.*	41	408
Radius Health, Inc. (x)*	1,835	54,077
Recro Pharma, Inc.*	768	3,855
REGENXBIO, Inc.*	1,299	93,203
Repligen Corp.*	1,774	83,449
Retrophin, Inc.*	1,811	49,368
Rhythm Pharmaceuticals, Inc.*	554	17,318
Rigel Pharmaceuticals, Inc.*	6,852	19,391
Rocket Pharmaceuticals, Inc. (x)*	945	18,550
Sage Therapeutics, Inc.*	7,690	1,203,716
Sangamo Therapeutics, Inc.*	4,607	65,419
Sarepta Therapeutics, Inc.*	2,830	374,069
Savara, Inc.*	1,131	12,803
Seattle Genetics, Inc.*	8,734	579,850
Selecta Biosciences, Inc. (x)*	891	11,806
Seres Therapeutics, Inc. (x)*	781	6,717
Solid Biosciences, Inc. (x)*	413	14,715
Sorrento Therapeutics, Inc. (x)*	3,940	28,368
Spark Therapeutics, Inc. (x)*	1,429	118,264
Spectrum Pharmaceuticals, Inc.*	4,139	86,753
Spero Therapeutics, Inc. (x)*	240	3,521
Spring Bank Pharmaceuticals, Inc. (x)*	492	5,830
Stemline Therapeutics, Inc.*	1,248	20,030
Surface Oncology, Inc. (x)*	326	5,317
Syndax Pharmaceuticals, Inc. (x)*	434	3,047
Synergy Pharmaceuticals, Inc. (x)*	10,581	18,411
Syros Pharmaceuticals, Inc.*	1,106	11,292
T2 Biosystems, Inc. (x)*	1,163	9,002
TESARO, Inc. (x)*	1,759	78,223
TG Therapeutics, Inc. (x)*	13,584	178,630
Tocagen, Inc. (x)*	569	5,314

See Notes to Financial Statements.

1341

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tyme Technologies, Inc. (x)*	1,893	$5,982
Ultragenyx Pharmaceutical, Inc.*	5,080	390,500
UNITY Biotechnology, Inc. (x)*	240	3,614
Unum Therapeutics, Inc.*	247	3,544
Vanda Pharmaceuticals, Inc.*	2,329	44,367
Veracyte, Inc.*	915	8,546
Verastem, Inc. (x)*	2,393	16,464
Vericel Corp.*	1,669	16,189
Viking Therapeutics, Inc. (x)*	1,975	18,743
Vital Therapies, Inc. (x)*	1,362	9,330
Voyager Therapeutics, Inc.*	971	18,973
Xencor, Inc.*	2,099	77,684
XOMA Corp. (x)*	168	3,508
Zafgen, Inc.*	952	9,739
ZIOPHARM Oncology, Inc. (x)*	6,215	18,769

		17,811,951

Health Care Equipment & Supplies (6.0%)
Abaxis, Inc.	999	82,927
Accuray, Inc.*	3,967	16,265
Align Technology, Inc.*	3,124	1,068,845
Antares Pharma, Inc. (x)*	7,085	18,279
AtriCure, Inc.*	1,529	41,359
Atrion Corp.	65	38,961
AxoGen, Inc.*	7,293	366,473
Baxter International, Inc.	8,015	591,828
Cantel Medical Corp.	1,684	165,638
Cardiovascular Systems, Inc.*	1,482	47,928
Cerus Corp.*	5,207	34,731
CONMED Corp.	432	31,622
Cooper Cos., Inc. (The)	359	84,527
CryoLife, Inc.*	1,108	30,858
CryoPort, Inc.*	1,133	17,879
Cutera, Inc.*	634	25,550
CytoSorbents Corp.*	1,293	14,740
DexCom, Inc.*	16,536	1,570,588
Edwards Lifesciences Corp.*	4,286	623,913
Endologix, Inc. (x)*	3,797	21,491
FONAR Corp.*	57	1,513
GenMark Diagnostics, Inc. (x)*	2,482	15,835
Glaukos Corp. (x)*	1,504	61,123
Globus Medical, Inc., Class A*	3,267	164,853
Haemonetics Corp.*	2,446	219,357
Helius Medical Technologies, Inc. (x)*	740	7,045
Heska Corp.*	304	31,552
Hill-Rom Holdings, Inc.	1,988	173,632
ICU Medical, Inc.*	716	210,253
Inogen, Inc.*	2,332	434,522
Insulet Corp.*	10,731	919,647
Integer Holdings Corp.*	8,511	550,236
Integra LifeSciences Holdings Corp.*	2,558	164,761
IntriCon Corp.*	277	11,163
iRadimed Corp.*	189	3,922
iRhythm Technologies, Inc.*	7,582	615,128
K2M Group Holdings, Inc.*	1,884	42,390
Lantheus Holdings, Inc.*	1,562	22,727
LeMaitre Vascular, Inc.	719	24,072
LivaNova plc*	1,755	175,184
Masimo Corp.*	2,068	201,940
Meridian Bioscience, Inc.	1,694	26,935
Merit Medical Systems, Inc.*	2,236	114,483
Natus Medical, Inc.*	1,470	50,715
Neogen Corp.*	6,972	559,085
Nevro Corp.*	11,952	954,367
Novocure Ltd.*	3,263	102,132
NuVasive, Inc.*	2,345	122,221
Nuvectra Corp.*	630	12,934
NxStage Medical, Inc.*	2,997	83,616
OraSure Technologies, Inc.*	2,602	42,855
Orthofix International NV*	609	34,603
OrthoPediatrics Corp. (x)*	380	10,123
Oxford Immunotec Global plc*	1,081	13,934
Penumbra, Inc.*	6,247	863,023
Pulse Biosciences, Inc. (x)*	380	5,753
Quidel Corp.*	1,493	99,285
Rockwell Medical, Inc. (x)*	2,307	11,374
RTI Surgical, Inc.*	606	2,788
Senseonics Holdings, Inc. (x)*	3,008	12,363
Sientra, Inc.*	1,055	20,583
STAAR Surgical Co.*	1,895	58,745
Surmodics, Inc.*	592	32,678
Tactile Systems Technology, Inc.*	789	41,028
Tandem Diabetes Care, Inc. (x)*	2,031	44,723
TransEnterix, Inc. (x)*	7,095	30,934
Utah Medical Products, Inc.	145	15,972
Varex Imaging Corp.*	1,753	65,019
ViewRay, Inc. (x)*	2,254	15,598
West Pharmaceutical Services, Inc.	782	77,645
Wright Medical Group NV*	4,832	125,439

		12,596,210

Health Care Providers & Services (1.7%)
AAC Holdings, Inc. (x)*	362	3,392
Addus HomeCare Corp.*	377	21,583
Amedisys, Inc.*	1,302	111,269
American Renal Associates Holdings, Inc. (x)*	14,553	229,501
AMN Healthcare Services, Inc.*	2,147	125,814
Apollo Medical Holdings, Inc. (x)*	1,124	29,067
BioScrip, Inc.*	1,079	3,161
BioTelemetry, Inc. (x)*	1,476	66,420
Capital Senior Living Corp.*	984	10,499
Chemed Corp.	709	228,163
Civitas Solutions, Inc.*	452	7,413
CorVel Corp.*	383	20,682
Diplomat Pharmacy, Inc.*	2,069	52,884
Encompass Health Corp.	4,486	303,792
Ensign Group, Inc. (The)	2,245	80,416
Envision Healthcare Corp.*	1,078	47,443
Genesis Healthcare, Inc.*	2,108	4,827
HealthEquity, Inc.*	5,565	417,932
Kindred Healthcare, Inc.*	4,037	36,333
LHC Group, Inc.*	1,406	120,340
Molina Healthcare, Inc.*	2,377	232,803
National Research Corp., Class A	495	18,513
Neuronetics, Inc.*	1,600	42,576
PetIQ, Inc. (x)*	441	11,845

See Notes to Financial Statements.

1342

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Premier, Inc., Class A*	789	$28,704
Providence Service Corp. (The)*	518	40,689
Quorum Health Corp. (x)*	1,287	6,435
R1 RCM, Inc.*	4,276	37,116
RadNet, Inc.*	1,816	27,240
Select Medical Holdings Corp.*	4,952	89,879
Surgery Partners, Inc. (x)*	89	1,326
Tenet Healthcare Corp.*	3,809	127,868
Tivity Health, Inc.*	11,918	419,513
US Physical Therapy, Inc.	567	54,432
WellCare Health Plans, Inc.*	1,643	404,572

		3,464,442

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	1,012	12,144
athenahealth, Inc.*	1,830	291,226
Castlight Health, Inc., Class B*	3,409	14,488
Computer Programs & Systems, Inc. (x)	231	7,600
Cotiviti Holdings, Inc.*	1,532	67,607
Evolent Health, Inc., Class A (x)*	750	15,788
HealthStream, Inc.	1,181	32,253
HMS Holdings Corp.*	3,296	71,260
Inovalon Holdings, Inc., Class A (x)*	3,138	31,145
Inspire Medical Systems, Inc. (x)*	2,359	84,122
Medidata Solutions, Inc.*	2,626	211,551
Omnicell, Inc.*	1,751	91,840
Quality Systems, Inc.*	1,552	30,264
Simulations Plus, Inc.	467	10,391
Tabula Rasa HealthCare, Inc.*	788	50,298
Teladoc, Inc. (x)*	14,342	832,553
Veeva Systems, Inc., Class A*	11,893	914,095
Vocera Communications, Inc.*	1,335	39,903

		2,808,528

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc. (x)*	1,188	26,492
Bio-Techne Corp.	1,698	251,219
Bruker Corp.	1,884	54,711
Cambrex Corp.*	656	34,309
Charles River Laboratories International, Inc.*	1,553	174,340
ChromaDex Corp. (x)*	1,723	6,392
Codexis, Inc.*	2,303	33,163
Enzo Biochem, Inc.*	2,135	11,081
Fluidigm Corp.*	994	5,924
ICON plc*	3,956	524,289
Luminex Corp.	853	25,189
Medpace Holdings, Inc.*	540	23,220
NanoString Technologies, Inc.*	898	12,285
NeoGenomics, Inc.*	11,656	152,810
Pacific Biosciences of California, Inc. (x)*	5,719	20,302
PRA Health Sciences, Inc.*	2,310	215,662
Quanterix Corp.*	182	2,614
Syneos Health, Inc.*	208	9,755

		1,583,757

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc. (x)*	13,232	264,243
Aerie Pharmaceuticals, Inc. (x)*	1,617	109,228
Akcea Therapeutics, Inc. (x)*	579	13,728
Akorn, Inc.*	558	9,257
Amneal Pharmaceuticals, Inc.*	3,958	64,951
Amphastar Pharmaceuticals, Inc.*	636	9,705
Ampio Pharmaceuticals, Inc. (x)*	3,525	7,755
ANI Pharmaceuticals, Inc.*	383	25,584
Aratana Therapeutics, Inc.*	33,571	142,677
Assembly Biosciences, Inc.*	770	30,192
Catalent, Inc.*	1,431	59,945
Clearside Biomedical, Inc. (x)*	1,259	13,459
Collegium Pharmaceutical, Inc.*	7,133	170,122
Corcept Therapeutics, Inc.*	4,443	69,844
Corium International, Inc. (x)*	15,771	126,326
Cymabay Therapeutics, Inc.*	2,045	27,444
Depomed, Inc.*	2,283	15,228
Dermira, Inc.*	1,574	14,481
Dova Pharmaceuticals, Inc. (x)*	534	15,977
Durect Corp.*	6,375	9,945
Eloxx Pharmaceuticals, Inc. (x)*	976	16,660
Endo International plc*	652	6,148
Endocyte, Inc.*	2,697	37,219
Evolus, Inc. (x)*	229	6,410
Foamix Pharmaceuticals Ltd. (x)*	4,500	22,545
GW Pharmaceuticals plc (ADR)*	1,085	151,401
Horizon Pharma plc*	7,525	124,614
Innovate Biopharmaceuticals, Inc. (x)*	828	19,516
Innoviva, Inc.*	3,241	44,726
Intersect ENT, Inc.*	1,346	50,408
Intra-Cellular Therapies, Inc.*	1,006	17,776
Jazz Pharmaceuticals plc*	2,476	426,615
Kala Pharmaceuticals, Inc.*	460	6,316
Marinus Pharmaceuticals, Inc. (x)*	1,653	11,687
Medicines Co. (The) (x)*	2,904	106,577
MyoKardia, Inc.*	1,385	68,765
Neos Therapeutics, Inc. (x)*	9,323	58,269
Ocular Therapeutix, Inc. (x)*	1,391	9,389
Odonate Therapeutics, Inc.*	4,953	109,362
Omeros Corp. (x)*	2,078	37,695
Ono Pharmaceutical Co. Ltd.	7,115	166,894
Optinose, Inc. (x)*	725	20,286
Pacira Pharmaceuticals, Inc.*	1,817	58,235
Paratek Pharmaceuticals, Inc.*	1,461	14,902
Phibro Animal Health Corp., Class A	864	39,787
Reata Pharmaceuticals, Inc., Class A (x)*	721	25,213
resTORbio, Inc. (x)*	272	2,489
Revance Therapeutics, Inc.*	17,180	471,590
Sienna Biopharmaceuticals, Inc.*	695	10,557
SIGA Technologies, Inc. (x)*	2,343	13,917
Supernus Pharmaceuticals, Inc.*	2,224	133,106
Teligent, Inc. (x)*	1,541	5,332

See Notes to Financial Statements.

1343

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
TherapeuticsMD, Inc. (x)*	42,431	$264,769
Theravance Biopharma, Inc. (x)*	1,946	44,135
WaVe Life Sciences Ltd. (x)*	800	30,600
Zogenix, Inc.*	1,203	53,173
Zomedica Pharmaceuticals Corp. (x)*	1,887	4,246

		3,891,420

Total Health Care		42,156,308

Industrials (17.6%)
Aerospace & Defense (2.3%)
Aerojet Rocketdyne Holdings, Inc.*	3,187	93,985
Aerovironment, Inc.*	965	68,930
Astronics Corp.*	12,429	447,071
Axon Enterprise, Inc.*	2,390	151,000
BWX Technologies, Inc.	4,562	284,304
Cubic Corp.	7,648	491,002
Curtiss-Wright Corp.	164	19,519
Harris Corp.	3,132	452,699
HEICO Corp.	1,763	128,539
HEICO Corp., Class A	3,468	211,344
Hexcel Corp.	8,634	573,125
Huntington Ingalls Industries, Inc.	1,712	371,144
KeyW Holding Corp. (The) (x)*	46,013	402,154
Kratos Defense & Security Solutions, Inc. (x)*	1,416	16,298
Mercury Systems, Inc.*	15,695	597,351
Moog, Inc., Class A	154	12,006
National Presto Industries, Inc. (x)	24	2,976
Sparton Corp.*	215	4,083
Spirit AeroSystems Holdings, Inc., Class A	5,183	445,272

		4,772,802

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	2,660	60,089
Echo Global Logistics, Inc.*	6,447	188,575
Expeditors International of Washington, Inc.	4,322	315,938
Forward Air Corp.	1,342	79,285
Hub Group, Inc., Class A*	953	47,459
XPO Logistics, Inc.*	4,460	446,804

		1,138,150

Airlines (0.8%)
Allegiant Travel Co.	3,908	543,017
JetBlue Airways Corp.*	32,549	617,780
Spirit Airlines, Inc.*	13,007	472,804

		1,633,601

Building Products (1.6%)
AAON, Inc.	1,876	62,377
Advanced Drainage Systems, Inc.	2,023	57,757
Allegion plc	3,614	279,579
American Woodmark Corp.*	643	58,867
AO Smith Corp.	14,488	856,965
Apogee Enterprises, Inc.	1,033	49,760
Armstrong World Industries, Inc.*	2,067	130,634
Builders FirstSource, Inc.*	5,148	94,157
Continental Building Products, Inc.*	1,699	53,603
CSW Industrials, Inc.*	713	37,682
Fortune Brands Home & Security, Inc.	2,777	149,097
Griffon Corp.	78	1,388
Insteel Industries, Inc.	769	25,685
JELD-WEN Holding, Inc.*	3,192	91,259
Lennox International, Inc.	4,084	817,413
Masonite International Corp.*	1,194	85,789
NCI Building Systems, Inc.*	1,947	40,887
Patrick Industries, Inc.*	1,084	61,625
PGT Innovations, Inc.*	2,223	46,350
Simpson Manufacturing Co., Inc.	1,883	117,104
Trex Co., Inc.*	2,687	168,179
Universal Forest Products, Inc.	2,431	89,023

		3,375,180

Commercial Services & Supplies (1.9%)
Advanced Disposal Services, Inc.*	3,123	77,388
Brink’s Co. (The)	8,086	644,858
Casella Waste Systems, Inc., Class A*	324	8,298
Copart, Inc.*	7,870	445,127
Covanta Holding Corp.	5,350	88,275
Deluxe Corp.	2,183	144,536
Healthcare Services Group, Inc. (x)	3,372	145,637
Heritage-Crystal Clean, Inc.*	44	884
Herman Miller, Inc.	2,323	78,750
HNI Corp.	1,982	73,730
InnerWorkings, Inc.*	205	1,781
Interface, Inc.	2,422	55,585
KAR Auction Services, Inc.	5,771	316,251
Kimball International, Inc., Class B	1,435	23,190
Knoll, Inc.	2,097	43,639
McGrath RentCorp	1,092	69,091
Mobile Mini, Inc.	10,641	499,063
MSA Safety, Inc.	1,551	149,423
Pitney Bowes, Inc.	4,300	36,851
Rollins, Inc.	4,416	232,193
SP Plus Corp.*	310	11,532
Team, Inc.*	78	1,802
Tetra Tech, Inc.	2,371	138,704
UniFirst Corp.	93	16,452
US Ecology, Inc.	8,599	547,756
Viad Corp.	549	29,783

		3,880,579

Construction & Engineering (0.7%)
Comfort Systems USA, Inc.	1,667	76,349
Dycom Industries, Inc.*	5,613	530,484
EMCOR Group, Inc.	1,992	151,751
Granite Construction, Inc.	7,978	444,054
HC2 Holdings, Inc.*	2,210	12,929
MasTec, Inc.*	2,956	150,017

See Notes to Financial Statements.

1344

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MYR Group, Inc.*	732	$25,957
NV5 Global, Inc.*	377	26,126
Orion Group Holdings, Inc.*	464	3,833
Primoris Services Corp.	1,313	35,753
Quanta Services, Inc.*	1,999	66,767
Sterling Construction Co., Inc.*	236	3,075
Willscot Corp. (x)*	1,022	15,126

		1,542,221

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	336	16,088
AMETEK, Inc.	6,148	443,640
Atkore International Group, Inc.*	1,807	37,531
AZZ, Inc.	376	16,337
Energous Corp. (x)*	1,052	15,601
EnerSys	1,258	93,897
Generac Holdings, Inc.*	2,759	142,723
Hubbell, Inc.	1,693	179,018
Plug Power, Inc. (x)*	9,080	18,342
Rockwell Automation, Inc.	3,269	543,405
Sensata Technologies Holding plc*	4,252	202,310
Thermon Group Holdings, Inc.*	413	9,445
TPI Composites, Inc.*	661	19,328
Vicor Corp.*	714	31,095
Vivint Solar, Inc.*	683	3,381

		1,772,141

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	3,173	343,668
Raven Industries, Inc.	1,625	62,481

		406,149

Machinery (4.4%)
Actuant Corp., Class A	1,357	39,828
Alamo Group, Inc.	379	34,246
Albany International Corp., Class A	1,304	78,436
Allison Transmission Holdings, Inc.	5,528	223,829
Altra Industrial Motion Corp.	9,932	428,069
Astec Industries, Inc.	502	30,020
Barnes Group, Inc.	278	16,374
Blue Bird Corp.*	288	6,437
Chart Industries, Inc.*	613	37,810
Columbus McKinnon Corp.	617	26,753
Commercial Vehicle Group, Inc.*	1,486	10,907
DMC Global, Inc.	647	29,050
Donaldson Co., Inc.	5,545	250,190
Douglas Dynamics, Inc.	1,011	48,528
Energy Recovery, Inc. (x)*	1,520	12,282
EnPro Industries, Inc.	102	7,135
Evoqua Water Technologies Corp.*	3,441	70,541
Federal Signal Corp.	2,540	59,157
Franklin Electric Co., Inc.	2,000	90,200
Gardner Denver Holdings, Inc.*	18,047	530,401
Gates Industrial Corp. plc*	12,554	204,254
Global Brass & Copper Holdings, Inc.	932	29,218
Gorman-Rupp Co. (The)	166	5,810
Graco, Inc.	7,554	341,592
Harsco Corp.*	3,659	80,864
Hillenbrand, Inc.	2,852	134,472
IDEX Corp.	11,269	1,537,992
John Bean Technologies Corp.	1,424	126,594
Kadant, Inc.	496	47,690
Kennametal, Inc.	24,543	881,093
Lincoln Electric Holdings, Inc.	8,948	785,276
Lindsay Corp.	488	47,331
Lydall, Inc.*	125	5,456
Manitex International, Inc. (x)*	510	6,365
Meritor, Inc.*	3,838	78,948
Middleby Corp. (The)*	1,472	153,706
Milacron Holdings Corp.*	349	6,607
Miller Industries, Inc.	51	1,303
Mueller Industries, Inc.	2,584	76,254
Mueller Water Products, Inc., Class A	4,198	49,201
Navistar International Corp.*	90	3,665
Nordson Corp.	6,453	828,630
Omega Flex, Inc.	126	9,968
Proto Labs, Inc.*	1,231	146,427
RBC Bearings, Inc.*	1,072	138,084
REV Group, Inc. (x)	248	4,218
Rexnord Corp.*	550	15,983
Spartan Motors, Inc.	1,548	23,375
SPX Corp.*	1,606	56,290
Standex International Corp.	456	46,603
Sun Hydraulics Corp.	1,298	62,551
Tennant Co.	812	64,148
Toro Co. (The)	4,808	289,682
Wabash National Corp.	692	12,913
WABCO Holdings, Inc.*	2,450	286,699
Wabtec Corp.	1,416	139,589
Watts Water Technologies, Inc., Class A	716	56,134
Welbilt, Inc.*	5,967	133,124
Woodward, Inc.	2,439	187,462

		9,135,764

Marine (0.0%)
Matson, Inc.	894	34,312

Professional Services (1.6%)
ASGN, Inc.*	2,308	180,463
Barrett Business Services, Inc.	322	31,096
BG Staffing, Inc.	284	6,603
CoStar Group, Inc.*	4,342	1,791,640
CRA International, Inc.	96	4,885
Dun & Bradstreet Corp. (The)	745	91,374
Exponent, Inc.	2,343	113,167
Forrester Research, Inc.	461	19,339
Franklin Covey Co.*	468	11,489
Heidrick & Struggles International, Inc.	845	29,575
Hill International, Inc.*	2,018	11,906
ICF International, Inc.	96	6,821
Insperity, Inc.	1,743	166,021
Kforce, Inc.	1,056	36,221
Korn/Ferry International	2,572	159,284
Mistras Group, Inc.*	624	11,781

See Notes to Financial Statements.

1345

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	446	$7,537
Robert Half International, Inc.	5,508	358,571
TriNet Group, Inc.*	1,984	110,985
TrueBlue, Inc.*	114	3,072
WageWorks, Inc.*	1,809	90,450
Willdan Group, Inc.*	320	9,910

		3,252,190

Road & Rail (0.9%)
ArcBest Corp.	126	5,758
Avis Budget Group, Inc.*	3,119	101,368
Genesee & Wyoming, Inc., Class A*	587	47,735
Heartland Express, Inc.	2,151	39,901
JB Hunt Transport Services, Inc.	3,697	449,369
Knight-Swift Transportation Holdings, Inc.	13,050	498,640
Landstar System, Inc.	1,918	209,446
Marten Transport Ltd.	815	19,112
PAM Transportation Services, Inc. (x)*	85	3,992
Saia, Inc.*	5,267	425,837
Schneider National, Inc., Class B	380	10,454
Universal Logistics Holdings, Inc.	385	10,106
USA Truck, Inc.*	333	7,816
Werner Enterprises, Inc.	981	36,837
YRC Worldwide, Inc.*	234	2,352

		1,868,723

Trading Companies & Distributors (1.7%)
Air Lease Corp.	350	14,690
Applied Industrial Technologies, Inc.	1,737	121,851
Beacon Roofing Supply, Inc.*	14,102	601,027
BlueLinx Holdings, Inc. (x)*	405	15,200
BMC Stock Holdings, Inc.*	131	2,731
CAI International, Inc.*	443	10,295
DXP Enterprises, Inc.*	583	22,271
EnviroStar, Inc. (x)	153	6,166
Foundation Building Materials, Inc.*	138	2,122
General Finance Corp. (x)*	301	4,079
GMS, Inc.*	1,370	37,113
H&E Equipment Services, Inc.	1,136	42,725
HD Supply Holdings, Inc.*	2,548	109,284
Herc Holdings, Inc.*	1,093	61,580
Kaman Corp.	1,254	87,391
Lawson Products, Inc.*	14	341
MRC Global, Inc.*	2,049	44,402
MSC Industrial Direct Co., Inc., Class A	923	78,317
Rush Enterprises, Inc., Class A*	671	29,107
Rush Enterprises, Inc., Class B*	95	4,171
SiteOne Landscape Supply, Inc.*	6,551	550,087
United Rentals, Inc.*	3,350	494,527
Univar, Inc.*	16,411	430,625
Watsco, Inc.	3,960	705,988

		3,476,090

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	680	7,650

Total Industrials		36,295,552

Information Technology (25.9%)
Communications Equipment (0.8%)
Acacia Communications, Inc. (x)*	174	6,057
Aerohive Networks, Inc.*	1,437	5,705
Applied Optoelectronics, Inc. (x)*	640	28,736
Arista Networks, Inc.*	1,170	301,263
CalAmp Corp.*	1,582	37,066
Calix, Inc.*	1,020	7,956
Casa Systems, Inc.*	594	9,700
Ciena Corp.*	10,430	276,499
Clearfield, Inc. (x)*	195	2,155
Extreme Networks, Inc.*	5,216	41,519
InterDigital, Inc.	702	56,792
Lumentum Holdings, Inc.*	2,851	165,073
NETGEAR, Inc.*	324	20,250
Plantronics, Inc.	1,509	115,061
Quantenna Communications, Inc.*	1,515	23,543
Ubiquiti Networks, Inc. (x)*	864	73,198
ViaSat, Inc. (x)*	6,646	436,776
Viavi Solutions, Inc.*	3,510	35,942

		1,643,291

Electronic Equipment, Instruments & Components (2.3%)
Badger Meter, Inc.	1,308	58,468
CDW Corp.	6,787	548,322
Cognex Corp.	7,572	337,787
Coherent, Inc.*	813	127,169
Control4 Corp.*	495	12,033
ePlus, Inc.*	621	58,436
FARO Technologies, Inc.*	720	39,132
Fitbit, Inc., Class A*	2,090	13,648
FLIR Systems, Inc.	570	29,623
II-VI, Inc.*	12,664	550,251
Insight Enterprises, Inc.*	571	27,939
IPG Photonics Corp.*	2,721	600,335
Iteris, Inc.*	973	4,709
Itron, Inc.*	1,547	92,897
Littelfuse, Inc.	1,727	394,067
Mesa Laboratories, Inc.	151	31,873
Methode Electronics, Inc.	787	31,716
Napco Security Technologies, Inc.*	463	6,783
National Instruments Corp.	14,091	591,540
nLight, Inc.*	317	10,480
Novanta, Inc.*	1,493	93,014
Orbotech Ltd.*	2,800	173,040
OSI Systems, Inc.*	293	22,658
PAR Technology Corp.*	421	7,443
Park Electrochemical Corp.	492	11,409
Rogers Corp.*	440	49,042
Systemax, Inc.	448	15,380
VeriFone Systems, Inc.*	3,206	73,161
Vishay Precision Group, Inc.*	356	13,581

See Notes to Financial Statements.

1346

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zebra Technologies Corp., Class A*	5,609	$803,490

		4,829,426

Internet Software & Services (6.3%)
2U, Inc.*	21,067	1,760,358
Alarm.com Holdings, Inc.*	9,301	375,574
Alteryx, Inc., Class A (x)*	1,271	48,501
Amber Road, Inc.*	1,102	10,370
Appfolio, Inc., Class A*	669	40,909
Apptio, Inc., Class A*	1,530	55,386
Benefitfocus, Inc.*	904	30,374
Blucora, Inc.*	1,540	56,980
Box, Inc., Class A*	5,784	144,542
Brightcove, Inc.*	1,755	16,936
Carbonite, Inc.*	1,213	42,334
Cardlytics, Inc.*	254	5,527
Care.com, Inc.*	879	18,354
Cargurus, Inc.*	2,230	77,470
ChannelAdvisor Corp.*	1,223	17,183
Cimpress NV*	993	143,945
Cision Ltd.*	1,781	26,626
Cloudera, Inc.*	4,693	64,013
Cornerstone OnDemand, Inc.*	2,429	115,207
Coupa Software, Inc.*	2,417	150,434
DocuSign, Inc. (x)*	1,148	60,787
Dropbox, Inc., Class A (x)*	5,247	170,108
eGain Corp.*	685	10,344
Endurance International Group Holdings, Inc.*	3,201	31,850
Envestnet, Inc.*	9,012	495,209
Etsy, Inc.*	9,714	409,834
Five9, Inc.*	2,581	89,225
GoDaddy, Inc., Class A*	12,837	906,292
Gogo, Inc. (x)*	2,938	14,279
GrubHub, Inc. (x)*	9,120	956,778
GTT Communications, Inc. (x)*	1,587	71,415
Hortonworks, Inc.*	3,113	56,719
Instructure, Inc.*	1,421	60,464
Internap Corp.*	793	8,263
j2 Global, Inc.	2,126	184,133
Leaf Group Ltd.*	542	5,881
Limelight Networks, Inc.*	4,863	21,738
LivePerson, Inc.*	2,565	54,122
LogMeIn, Inc.	1,554	160,451
Match Group, Inc. (x)*	2,360	91,426
MINDBODY, Inc., Class A*	1,949	75,231
New Relic, Inc.*	6,369	640,658
NIC, Inc.	2,915	45,328
Nutanix, Inc., Class A*	13,779	710,583
Okta, Inc.*	7,172	361,254
Pandora Media, Inc. (x)*	11,641	91,731
Q2 Holdings, Inc.*	7,463	425,764
QuinStreet, Inc.*	1,693	21,501
Quotient Technology, Inc.*	3,618	47,396
Reis, Inc.	349	7,608
Remark Holdings, Inc. (x)*	1,243	4,860
SendGrid, Inc. (x)*	423	11,218
ShotSpotter, Inc. (x)*	328	12,441
Shutterstock, Inc.*	852	40,436
Spotify Technology SA*	4,000	672,960
SPS Commerce, Inc.*	768	56,433
Stamps.com, Inc.*	789	199,656
TechTarget, Inc.*	920	26,128
Telaria, Inc.*	832	3,361
Trade Desk, Inc. (The), Class A*	6,783	636,245
Travelzoo (x)*	219	3,745
TrueCar, Inc.*	4,141	41,783
Tucows, Inc., Class A (x)*	430	26,080
Twilio, Inc., Class A*	12,175	682,044
Veritone, Inc. (x)*	322	5,416
Web.com Group, Inc.*	1,740	44,979
Wix.com Ltd.*	4,000	401,200
XO Group, Inc.*	1,101	35,232
Yelp, Inc.*	10,585	414,720
Yext, Inc.*	3,688	71,326
Zillow Group, Inc., Class A*	1,849	110,478
Zillow Group, Inc., Class C (x)*	3,772	222,774

		13,210,910

IT Services (2.5%)
Acxiom Corp.*	1,789	53,581
Black Knight, Inc.*	6,502	348,182
Booz Allen Hamilton Holding Corp.	6,168	269,727
Cardtronics plc, Class A*	1,456	35,206
Cass Information Systems, Inc.	547	37,645
ConvergeOne Holdings, Inc. (x)	892	8,376
CoreLogic, Inc.*	2,338	121,342
CSG Systems International, Inc.	1,250	51,088
EPAM Systems, Inc.*	2,319	288,321
Euronet Worldwide, Inc.*	1,137	95,246
Everi Holdings, Inc.*	3,109	22,385
Evertec, Inc.	2,325	50,801
Exela Technologies, Inc. (x)*	1,709	8,118
ExlService Holdings, Inc.*	1,523	86,217
Genpact Ltd.	2,415	69,866
GreenSky, Inc., Class A*	9,800	207,270
Hackett Group, Inc. (The)	996	16,006
Information Services Group, Inc.*	713	2,923
InterXion Holding NV*	7,000	436,940
Jack Henry & Associates, Inc.	3,525	459,519
ManTech International Corp., Class A	7,200	386,208
MAXIMUS, Inc.	2,954	183,473
MoneyGram International, Inc.*	149	997
Perficient, Inc.*	606	15,980
PFSweb, Inc.*	697	6,775
PRGX Global, Inc.*	927	8,992
Sabre Corp.	8,833	217,645
Science Applications International Corp.	1,928	156,033
ServiceSource International, Inc.*	3,514	13,845
Switch, Inc., Class A (x)	1,620	19,715
Syntel, Inc.*	1,480	47,493
Teradata Corp.*	3,922	157,468
Travelport Worldwide Ltd.	992	18,392
TTEC Holdings, Inc.	654	22,596
Unisys Corp. (x)*	1,467	18,924
Virtusa Corp.*	1,279	62,262
WEX, Inc.*	3,688	702,489

See Notes to Financial Statements.

1347

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Worldpay, Inc.*	5,338	$436,542

		5,144,588

Semiconductors & Semiconductor Equipment (4.9%)
ACM Research, Inc., Class A (x)*	364	3,924
Adesto Technologies Corp. (x)*	813	6,829
Advanced Energy Industries, Inc.*	1,782	103,516
Advanced Micro Devices, Inc. (x)*	84,939	1,273,235
Ambarella, Inc. (x)*	617	23,822
Aquantia Corp.*	957	11,082
Brooks Automation, Inc.	3,161	103,112
Cabot Microelectronics Corp.	1,155	124,232
Cavium, Inc.*	3,110	269,015
CEVA, Inc.*	866	26,153
Cirrus Logic, Inc.*	164	6,286
Cohu, Inc.	174	4,265
Cypress Semiconductor Corp.	11,289	175,883
Diodes, Inc.*	494	17,028
Entegris, Inc.	6,458	218,926
FormFactor, Inc.*	286	3,804
Ichor Holdings Ltd.*	1,151	24,424
Impinj, Inc. (x)*	863	19,081
Inphi Corp. (x)*	16,674	543,739
Integrated Device Technology, Inc.*	23,537	750,360
Kopin Corp. (x)*	2,161	6,180
Lattice Semiconductor Corp.*	61,065	400,586
Marvell Technology Group Ltd.	15,990	342,826
MaxLinear, Inc.*	2,842	44,307
Microchip Technology, Inc.	13,060	1,187,806
Micron Technology, Inc.*	5,990	314,116
MKS Instruments, Inc.	2,473	236,666
Monolithic Power Systems, Inc.	4,658	622,635
Nanometrics, Inc.*	9,526	337,316
NVE Corp.	211	25,696
ON Semiconductor Corp.*	19,386	431,048
PDF Solutions, Inc.*	126	1,509
Power Integrations, Inc.	1,303	95,184
Rudolph Technologies, Inc.*	1,441	42,654
Semtech Corp.*	12,782	601,393
Sigma Designs, Inc.*	1,297	7,912
Silicon Laboratories, Inc.*	1,952	194,419
SMART Global Holdings, Inc. (x)*	451	14,373
SunPower Corp. (x)*	951	7,294
Synaptics, Inc.*	151	7,606
Teradyne, Inc.	20,010	761,781
Universal Display Corp. (x)	1,945	167,270
Versum Materials, Inc.	12,466	463,112
Xcerra Corp.*	2,140	29,896
Xperi Corp.	475	7,648

		10,059,949

Software (8.4%)
8x8, Inc.*	4,119	82,586
A10 Networks, Inc.*	2,448	15,251
ACI Worldwide, Inc.*	4,948	122,067
Agilysys, Inc.*	330	5,115
Altair Engineering, Inc., Class A*	1,132	38,692
American Software, Inc., Class A	640	9,325
ANSYS, Inc.*	3,350	583,503
Aspen Technology, Inc.*	7,871	729,957
Asure Software, Inc.*	448	7,146
Autodesk, Inc.*	4,266	559,230
Blackbaud, Inc.	2,195	224,878
Blackline, Inc.*	1,473	63,972
Bottomline Technologies de, Inc.*	1,826	90,990
Cadence Design Systems, Inc.*	12,782	553,588
Carbon Black, Inc. (x)*	365	9,490
Ceridian HCM Holding, Inc.*	1,078	35,779
CommVault Systems, Inc.*	1,788	117,740
Digimarc Corp. (x)*	505	13,534
Ebix, Inc. (x)	1,094	83,418
Ellie Mae, Inc. (x)*	1,555	161,471
Everbridge, Inc.*	1,192	56,525
Fair Isaac Corp.*	3,760	726,883
FireEye, Inc.*	5,714	87,938
ForeScout Technologies, Inc.*	1,310	44,881
Fortinet, Inc.*	6,362	397,180
Glu Mobile, Inc.*	4,977	31,903
Guidewire Software, Inc.*	26,097	2,316,892
HubSpot, Inc.*	7,319	917,803
Imperva, Inc.*	1,585	76,476
Manhattan Associates, Inc.*	3,038	142,816
Mitek Systems, Inc.*	1,295	11,526
MobileIron, Inc.*	3,217	14,316
Model N, Inc.*	1,230	22,878
Monotype Imaging Holdings, Inc.	812	16,484
OneSpan, Inc.*	1,431	28,119
Park City Group, Inc. (x)*	425	3,358
Paycom Software, Inc. (x)*	2,270	224,344
Paylocity Holding Corp.*	7,118	418,965
Pegasystems, Inc.	1,720	94,256
Pivotal Software, Inc., Class A*	7,342	178,190
Pluralsight, Inc., Class A (x)*	6,400	156,480
Progress Software Corp.	2,060	79,969
Proofpoint, Inc.*	2,298	264,982
PROS Holdings, Inc.*	1,261	46,115
PTC, Inc.*	5,233	490,908
QAD, Inc., Class A	466	23,370
Qualys, Inc.*	1,534	129,316
Rapid7, Inc.*	1,630	45,999
RealPage, Inc.*	8,908	490,831
Rimini Street, Inc. (x)*	611	4,002
RingCentral, Inc., Class A*	3,038	213,723
Rosetta Stone, Inc.*	114	1,827
SailPoint Technologies Holding, Inc.*	15,144	371,634
ServiceNow, Inc.*	6,395	1,102,945
Splunk, Inc.*	5,285	523,796
SS&C Technologies Holdings, Inc.	8,788	456,097
Tableau Software, Inc., Class A*	3,098	302,830
Take-Two Interactive Software, Inc.*	3,855	456,278
Telenav, Inc.*	636	3,562

See Notes to Financial Statements.

1348

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	3,607	$801,115
Ultimate Software Group, Inc. (The)*	1,364	350,971
Upland Software, Inc.*	712	24,471
Varonis Systems, Inc.*	1,260	93,870
VirnetX Holding Corp. (x)*	2,060	7,004
Workday, Inc., Class A*	7,625	923,539
Workiva, Inc.*	1,248	30,451
Zendesk, Inc.*	13,095	713,547
Zix Corp.*	2,041	11,001
Zscaler, Inc. (x)*	639	22,844

		17,462,942

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp. (x)*	251	3,466
Avid Technology, Inc.*	851	4,425
Cray, Inc.*	307	7,552
Eastman Kodak Co. (x)*	489	1,858
Immersion Corp.*	1,394	21,523
NCR Corp.*	4,452	133,471
Pure Storage, Inc., Class A*	46,245	1,104,331
Super Micro Computer, Inc.*	367	8,680
USA Technologies, Inc.*	5,950	83,300

		1,368,606

Total Information Technology		53,719,712

Materials (3.6%)
Chemicals (1.6%)
A Schulman, Inc.	1,228	54,646
AdvanSix, Inc.*	492	18,022
Axalta Coating Systems Ltd.*	3,939	119,391
Balchem Corp.	1,455	142,794
Chase Corp.	326	38,224
Chemours Co. (The)	8,146	361,357
Ferro Corp.*	3,830	79,856
GCP Applied Technologies, Inc.*	3,279	94,927
HB Fuller Co.	1,721	92,383
Ingevity Corp.*	6,087	492,195
Innophos Holdings, Inc.	126	5,998
KMG Chemicals, Inc.	605	44,637
Koppers Holdings, Inc.*	678	26,001
Kraton Corp.*	1,296	59,797
Kronos Worldwide, Inc.	1,033	23,273
Marrone Bio Innovations, Inc. (x)*	2,276	4,188
NewMarket Corp.	342	138,339
OMNOVA Solutions, Inc.*	1,967	20,457
Platform Specialty Products Corp.*	5,084	58,974
PolyOne Corp.	15,127	653,790
Quaker Chemical Corp.	589	91,218
RPM International, Inc.	1,240	72,317
Scotts Miracle-Gro Co. (The)	908	75,509
Sensient Technologies Corp.	1,028	73,553
Trinseo SA	1,373	97,414
Tronox Ltd., Class A	1,966	38,691
Valhi, Inc.	386	1,837
WR Grace & Co.	2,263	165,901

		3,145,689

Construction Materials (0.7%)
Eagle Materials, Inc.	1,910	200,493
Forterra, Inc.*	701	6,821
Martin Marietta Materials, Inc.	1,945	434,377
Summit Materials, Inc., Class A*	5,096	133,770
United States Lime & Minerals, Inc.	8	671
US Concrete, Inc. (x)*	736	38,640
Vulcan Materials Co.	4,547	586,835

		1,401,607

Containers & Packaging (1.0%)
Avery Dennison Corp.	4,016	410,034
Berry Global Group, Inc.*	3,037	139,520
Crown Holdings, Inc.*	5,943	266,009
Graphic Packaging Holding Co.	2,461	35,709
Greif, Inc., Class A	98	5,184
Greif, Inc., Class B	24	1,382
Myers Industries, Inc.	1,388	26,650
Packaging Corp. of America	8,661	968,212
Sealed Air Corp.	4,051	171,965
Silgan Holdings, Inc.	1,264	33,913

		2,058,578

Metals & Mining (0.2%)
Century Aluminum Co.*	122	1,922
Cleveland-Cliffs, Inc. (x)*	2,127	17,931
Coeur Mining, Inc.*	1,205	9,158
Compass Minerals International, Inc.	1,416	93,102
Gold Resource Corp.	2,074	13,668
Kaiser Aluminum Corp.	382	39,770
Klondex Mines Ltd.*	3,890	8,986
Ramaco Resources, Inc.*	438	3,048
Royal Gold, Inc.	1,221	113,357
Ryerson Holding Corp.*	722	8,050
Steel Dynamics, Inc.	1,581	72,647
Tahoe Resources, Inc.	6,636	32,649
Worthington Industries, Inc.	1,794	75,294

		489,582

Paper & Forest Products (0.1%)
Boise Cascade Co.	1,651	73,799
KapStone Paper and Packaging Corp.	3,991	137,689
Louisiana-Pacific Corp.	989	26,921
Neenah, Inc.	621	52,692
Schweitzer-Mauduit International, Inc.	248	10,843
Verso Corp., Class A*	171	3,721

		305,665

Total Materials		7,401,121

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	96	36,732
Americold Realty Trust (REIT)	2,381	52,430
Armada Hoffler Properties, Inc. (REIT)	706	10,519
City Office REIT, Inc. (REIT)	235	3,015
Clipper Realty, Inc. (REIT)	676	5,773

See Notes to Financial Statements.

1349

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Colony Capital, Inc. (REIT)	1,204	$7,513
CoreSite Realty Corp. (REIT)	5,659	627,130
Easterly Government Properties, Inc. (REIT)	439	8,675
EastGroup Properties, Inc. (REIT)	1,560	149,074
Equity LifeStyle Properties, Inc. (REIT)	3,863	355,010
First Industrial Realty Trust, Inc. (REIT)	1,222	40,741
Four Corners Property Trust, Inc. (REIT)	1,914	47,142
Gaming and Leisure Properties, Inc. (REIT)	3,314	118,641
GEO Group, Inc. (The) (REIT)	1,185	32,635
Hudson Pacific Properties, Inc. (REIT)	863	30,576
Lamar Advertising Co. (REIT), Class A	3,459	236,284
Life Storage, Inc. (REIT)	113	10,996
Monmouth Real Estate Investment Corp. (REIT)	481	7,951
National Health Investors, Inc. (REIT)	803	59,165
National Storage Affiliates Trust (REIT)	215	6,626
Omega Healthcare Investors, Inc. (REIT)	746	23,126
Pennsylvania REIT (REIT)	1,509	16,584
PS Business Parks, Inc. (REIT)	627	80,570
QTS Realty Trust, Inc. (REIT), Class A	1,073	42,384
Ryman Hospitality Properties, Inc. (REIT)	2,033	169,044
Saul Centers, Inc. (REIT)	485	25,986
Tanger Factory Outlet Centers, Inc. (REIT) (x)	4,180	98,188
Taubman Centers, Inc. (REIT)	2,711	159,298
UMH Properties, Inc. (REIT)	1,226	18,819
Universal Health Realty Income Trust (REIT)	538	34,421
Urban Edge Properties (REIT)	834	19,074

		2,534,122

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA (x)*	33	963
Consolidated-Tomoka Land Co.	58	3,568
FRP Holdings, Inc. (x)*	57	3,691
HFF, Inc., Class A	1,708	58,670
Howard Hughes Corp. (The)*	718	95,134
Kennedy-Wilson Holdings, Inc.	2,908	61,504
Marcus & Millichap, Inc.*	880	34,329
Maui Land & Pineapple Co., Inc.*	294	3,293
Newmark Group, Inc., Class A	1,051	14,956
Redfin Corp. (x)*	3,364	77,674
RMR Group, Inc. (The), Class A	330	25,889
Trinity Place Holdings, Inc.*	626	4,100

		383,771

Total Real Estate		2,917,893

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Cogent Communications Holdings, Inc.	1,900	101,460
Ooma, Inc.*	927	13,117
ORBCOMM, Inc.*	3,309	33,421
Vonage Holdings Corp.*	39,307	506,668
Zayo Group Holdings, Inc.*	9,103	332,077

		986,743

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,843	41,633
Shenandoah Telecommunications Co.	2,123	69,422

		111,055

Total Telecommunication Services		1,097,798

Utilities (0.1%)
Electric Utilities (0.0%)
Spark Energy, Inc., Class A	438	4,271

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	123	9,834
New Jersey Resources Corp.	295	13,201
South Jersey Industries, Inc. (x)	599	20,049

		43,084

Independent Power and Renewable Electricity Producers (0.0%)
TerraForm Power, Inc., Class A	623	7,289

Water Utilities (0.1%)
American States Water Co.	1,160	66,305
California Water Service Group	215	8,374
Global Water Resources, Inc.	340	3,196
Middlesex Water Co.	642	27,073
Pure Cycle Corp.*	329	3,142
SJW Group	524	34,699
York Water Co. (The)	552	17,554

		160,343

Total Utilities		214,987

Total Common Stocks (97.3%) (Cost $138,796,945)		201,237,001

EXCHANGE TRADED FUND (ETF):
iShares Russell Mid-Cap Growth ETF (x)	2,500	316,825

Total Exchange Traded Fund (0.2%) (Cost $325,519)		316,825

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR (r)* (Cost $—)	6,078	5,060

See Notes to Financial Statements.

1350

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,406,600	$1,406,881

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $1,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $600,100, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $612,000. (xx)	600,000	600,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $1,000,424, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $1,054,288. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $204,001. (xx)	200,000	200,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $408,000. (xx)	400,000	400,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $400,067, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $408,001. (xx)	400,000	400,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $700,128, collateralized by various Common Stocks; total market value $778,537. (xx)	700,000	700,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,186,352, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $2,230,724. (xx)	2,185,988	2,185,988
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $3,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $3,060,046. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,900,329, collateralized by various Common Stocks; total market value $2,114,493. (xx)	1,900,000	1,900,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $1,900,329, collateralized by various Common Stocks; total market value $2,114,493. (xx)	1,900,000	1,900,000

Total Repurchase Agreements		13,285,988

Total Short-Term Investments (7.1%) (Cost $14,692,784)		14,692,869

Total Investments in Securities (104.6%) (Cost $153,815,248)		216,251,755
Other Assets Less Liabilities (-4.6%)		(9,594,060)

Net Assets (100%)		$206,657,695

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $6,596 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $13,452,618. This was secured by cash collateral of $13,285,988 which was subsequently invested in joint repurchase agreements with a total value of $13,285,988, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $557,845 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/5/18 - 2/15/48.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	1	9/2018	USD	141,335	(2,362)
Russell 2000 E-Mini Index	9	9/2018	USD	741,375	(12,236)
S&P Midcap 400 E-Mini Index	6	9/2018	USD	1,173,660	(26,920)

					(41,518)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,160,724	$—	$—	$36,160,724
Consumer Staples	3,064,868	—	—	3,064,868
Energy	4,245,120	—	—	4,245,120
Financials	13,962,918	—	—	13,962,918
Health Care	41,989,414	166,894	—	42,156,308
Industrials	36,295,552	—	—	36,295,552
Information Technology	53,719,712	—	—	53,719,712
Materials	7,401,121	—	—	7,401,121
Real Estate	2,917,893	—	—	2,917,893
Telecommunication Services	1,097,798	—	—	1,097,798
Utilities	214,987	—	—	214,987

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Exchange Traded Fund	$316,825	$—	$—	$316,825
Rights
Health Care	—	—	5,060	5,060
Short-Term Investments
Investment Company	1,406,881	—	—	1,406,881
Repurchase Agreements	—	13,285,988	—	13,285,988

Total Assets	$202,793,813	$13,452,882	$5,060	$216,251,755

Liabilities:
Futures	$(41,518)	$—	$—	$(41,518)

Total Liabilities	$(41,518)	$—	$—	$(41,518)

Total	$202,752,295	$13,452,882	$5,060	$216,210,237

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(41,518	)*

Total		$(41,518)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(1,532)	$(1,532)
Equity contracts	128,358	—	128,358

Total	$128,358	$(1,532)	$126,826

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$168	$168
Equity contracts	(47,296)	—	(47,296)

Total	$(47,296)	$168	$(47,128)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

1353

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $79,000 for one month and futures contracts with an average notional balance of approximately $2,510,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 15%)*	$67,617,533
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 24%)*	$71,571,761

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,002,482
Aggregate gross unrealized depreciation	(5,005,995)

Net unrealized appreciation	$61,996,487

Federal income tax cost of investments in securities and derivative instruments, if applicable	$154,213,750

For the six months ended June 30, 2018, the Portfolio incurred approximately $20 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1354

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $140,529,260)	$202,965,767
Repurchase Agreements (Cost $13,285,988)	13,285,988
Cash	3,942,443
Foreign cash (Cost $10,458)	10,621
Cash held as collateral at broker	77,300
Receivable for securities sold	238,337
Receivable from Separate Accounts for Portfolio shares sold	94,072
Dividends, interest and other receivables	74,204
Due from Custodian	24,253
Securities lending income receivable	14,194
Other assets	2,146

Total assets	220,729,325

LIABILITIES
Payable for return of collateral on securities loaned	13,285,988
Payable for securities purchased	446,677
Investment management fees payable	107,403
Payable to Separate Accounts for Portfolio shares redeemed	49,983
Distribution fees payable – Class IB	29,361
Administrative fees payable	21,215
Trustees’ fees payable	3,993
Distribution fees payable – Class IA	2,856
Due to Custodian	1,924
Due to broker for futures variation margin	293
Accrued expenses	121,937

Total liabilities	14,071,630

NET ASSETS	$206,657,695

Net assets were comprised of:
Paid in capital	$120,942,878
Accumulated undistributed net investment income (loss)	(188,172)
Accumulated undistributed net realized gain (loss)	23,507,837
Net unrealized appreciation (depreciation)	62,395,152

Net assets	$206,657,695

Class IA
Net asset value, offering and redemption price per share, $13,564,320 / 1,179,073 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.50

Class IB
Net asset value, offering and redemption price per share, $139,490,864 / 12,837,051 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.87

Class K
Net asset value, offering and redemption price per share, $53,602,511 / 4,568,205 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.73

(x)	Includes value of securities on loan of $13,452,618.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of $465 foreign withholding tax)	$646,497
Interest	22,446
Securities lending (net)	94,014

Total income	762,957

EXPENSES
Investment management fees	802,661
Distribution fees – Class IB	168,964
Administrative fees	121,317
Custodian fees	106,118
Professional fees	29,990
Distribution fees – Class IA	16,379
Printing and mailing expenses	7,411
Trustees’ fees	2,241
Miscellaneous	3,679

Gross expenses	1,258,760
Less: Waiver from investment manager	(220,029)

Net expenses	1,038,731

NET INVESTMENT INCOME (LOSS)	(275,774)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	21,272,483
Futures contracts	128,358
Forward foreign currency contracts	(1,532)
Foreign currency transactions	1,803

Net realized gain (loss)	21,401,112

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,304,603)
Futures contracts	(47,296)
Forward foreign currency contracts	168
Foreign currency translations	(914)

Net change in unrealized appreciation (depreciation)	(1,352,645)

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,048,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,772,693

See Notes to Financial Statements.

1355

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(275,774)	$(335,316)
Net realized gain (loss)	21,401,112	16,265,629
Net change in unrealized appreciation (depreciation)	(1,352,645)	25,929,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,772,693	41,860,261

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,096,839)
Class IB	—	(9,461,469)
Class K	—	(3,554,588)

TOTAL DISTRIBUTIONS	—	(14,112,896)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,680 and 95,871 shares, respectively ]	162,950	926,528
Capital shares issued in reinvestment of distributions [ 0 and 107,635 shares, respectively ]	—	1,096,839
Capital shares repurchased [ (52,899) and (365,356) shares, respectively ]	(580,889)	(3,745,946)

Total Class IA transactions	(417,939)	(1,722,579)

Class IB
Capital shares sold [ 1,073,504 and 764,255 shares, respectively ]	10,979,282	7,256,708
Capital shares issued in reinvestment of distributions [ 0 and 982,716 shares, respectively ]	—	9,461,469
Capital shares repurchased [ (908,282) and (2,161,313) shares, respectively ]	(9,448,173)	(19,839,853)

Total Class IB transactions	1,531,109	(3,121,676)

Class K
Capital shares sold [ 44,034 and 82,474 shares, respectively ]	492,529	826,953
Capital shares issued in reinvestment of distributions [ 0 and 342,494 shares, respectively ]	—	3,554,588
Capital shares repurchased [ (188,596) and (800,323) shares, respectively ]	(2,202,786)	(8,225,316)

Total Class K transactions	(1,710,257)	(3,843,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(597,087)	(8,688,030)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,175,606	19,059,335
NET ASSETS:
Beginning of period	187,482,089	168,422,754

End of period (a)	$206,657,695	$187,482,089

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(188,172)	$87,602

See Notes to Financial Statements.

1356

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$10.42	$8.88		$8.50	$9.47	$10.08	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.03)		(0.01)	(0.05)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	1.10	2.38		0.60	(0.11)	0.54	3.91

Total from investment operations	1.08	2.35		0.59	(0.16)	0.48	3.81

Less distributions:
Distributions from net realized gains	—	(0.81)		(0.21)	(0.81)	(1.09)	(3.58)

Net asset value, end of period	$11.50	$10.42		$8.88	$8.50	$9.47	$10.08

Total return (b)	10.36%	26.69	%(aa)	6.78%	(1.58)%	4.91%	40.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,564	$12,688		$12,253	$12,799	$14,497	$15,677
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%		1.13%	1.15%	1.23%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.10%		1.13%	1.15%	1.23%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.32%	1.31%		1.36%	1.31%	1.36%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.34)%	(0.26)%		(0.14)%	(0.52)%	(0.62)%	(0.82)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.34)%	(0.26)%		(0.14)%	(0.52)%	(0.62)%	(0.82)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.56)%	(0.47)%		(0.36)%	(0.68)%	(0.76)%	(0.89)%
Portfolio turnover rate (z)^	35%	41%		49%	44%	59%	66%

See Notes to Financial Statements.

1357

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$9.85	$8.43		$8.08	$9.04	$9.67	$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.02)		(0.01)	(0.05)	(0.06)	(0.09)
Net realized and unrealized gain (loss)	1.04	2.25		0.57	(0.10)	0.52	3.78

Total from investment operations	1.02	2.23		0.56	(0.15)	0.46	3.69

Less distributions:
Distributions from net realized gains	—	(0.81)		(0.21)	(0.81)	(1.09)	(3.58)

Net asset value, end of period	$10.87	$9.85		$8.43	$8.08	$9.04	$9.67

Total return (b)	10.36%	26.69	%(bb)	6.76%	(1.53)%	4.92%	40.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$139,491	$124,755		$110,295	$114,846	$119,389	$122,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%		1.13%	1.15%	1.23%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.10%		1.13%	1.15%	1.23%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.32%	1.31%		1.36%	1.31%	1.36%	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.34)%	(0.26)%		(0.14)%	(0.52)%	(0.62)%	(0.80)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.34)%	(0.26)%		(0.14)%	(0.52)%	(0.62)%	(0.80)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.56)%	(0.47)%		(0.36)%	(0.68)%	(0.76)%	(0.83)%
Portfolio turnover rate (z)^	35%	41%		49%	44%	59%	66%

See Notes to Financial Statements.

1358

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017		2016	2015	2014	2013
Net asset value, beginning of period	$10.62	$9.02		$8.63	$9.57	$10.16	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	—	#	0.01	(0.03)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	1.12	2.41		0.59	(0.10)	0.54	3.93

Total from investment operations	1.11	2.41		0.60	(0.13)	0.50	3.86

Less distributions:
Distributions from net realized gains	—	(0.81)		(0.21)	(0.81)	(1.09)	(3.58)

Net asset value, end of period	$11.73	$10.62		$9.02	$8.63	$9.57	$10.16

Total return (b)	10.45%	26.95	%(cc)	7.07%	(1.24)%	5.07%	40.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,603	$50,040		$45,875	$37,231	$41,750	$47,116
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%		0.88%	0.90%	0.98%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.85%		0.88%	0.90%	0.98%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.07%	1.06%		1.11%	1.06%	1.11%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.09)%	(0.01)%		0.11%	(0.27)%	(0.37)%	(0.57)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.09)%	(0.01)%		0.11%	(0.27)%	(0.37)%	(0.56)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.31)%	(0.22)%		(0.11)%	(0.43)%	(0.50)%	(0.64)%
Portfolio turnover rate (z)^	35%	41%		49%	44%	59%	66%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 25.96%.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been 25.92%.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 26.23%.

See Notes to Financial Statements.

1359

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Financials	21.9%
Industrials	12.2
Consumer Discretionary	11.5
Information Technology	11.0
Real Estate	10.7
Health Care	7.3
Materials	6.4
Energy	5.8
Utilities	5.1
Consumer Staples	4.2
Repurchase Agreements	3.1
Telecommunication Services	0.5
Investment Company	0.2
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,017.09	$5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,017.45	5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,018.27	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1360

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (1.3%)
Adient plc	3,277	$161,196
American Axle & Manufacturing Holdings, Inc.*	3,860	60,062
BorgWarner, Inc.	26,106	1,126,734
Cooper Tire & Rubber Co. (x)	1,758	46,235
Cooper-Standard Holdings, Inc.*	623	81,407
Dana, Inc.	365	7,369
Gentex Corp.	3,075	70,787
Gentherm, Inc.*	1,266	49,754
Goodyear Tire & Rubber Co. (The)	21,750	506,557
Modine Manufacturing Co.*	1,459	26,627
Motorcar Parts of America, Inc. (x)*	690	12,910
Shiloh Industries, Inc.*	195	1,697
Standard Motor Products, Inc.	729	35,240
Stoneridge, Inc.*	95	3,338
Superior Industries International, Inc.	863	15,448
Tenneco, Inc.	319	14,023
Tower International, Inc.	727	23,119
Visteon Corp.*	378	48,853

		2,291,356

Automobiles (0.2%)
Harley-Davidson, Inc.	5,830	245,326
Thor Industries, Inc.	307	29,899

		275,225

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,460	33,142
Weyco Group, Inc.	221	8,044

		41,186

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.*	2,092	100,625
American Public Education, Inc.*	558	23,492
Bright Horizons Family Solutions, Inc.*	320	32,806
Cambium Learning Group, Inc.*	286	3,189
Capella Education Co.	31	3,060
Carriage Services, Inc.	360	8,838
Graham Holdings Co., Class B	149	87,329
H&R Block, Inc.	6,016	137,044
Houghton Mifflin Harcourt Co.*	3,289	25,161
K12, Inc.*	1,242	20,332
Laureate Education, Inc., Class A*	1,746	25,020
Regis Corp.*	1,340	22,164
Service Corp. International	3,293	117,856
Weight Watchers International, Inc.*	64	6,470

		613,386

Hotels, Restaurants & Leisure (2.0%)
Aramark	8,571	317,984
BBX Capital Corp. (x)	2,271	20,507
Belmond Ltd., Class A*	2,721	30,339
Biglari Holdings, Inc., Class A*	3	2,850
Bojangles’, Inc.*	585	8,424
Boyd Gaming Corp.	276	9,566
Brinker International, Inc. (x)	391	18,612
Caesars Entertainment Corp.*	20,824	222,817
Carrols Restaurant Group, Inc.*	168	2,495
Century Casinos, Inc.*	886	7,753
Chuy’s Holdings, Inc.*	122	3,745
Del Frisco’s Restaurant Group, Inc.*	755	9,513
Del Taco Restaurants, Inc.*	1,229	17,427
Denny’s Corp.*	570	9,080
Dine Brands Global, Inc.	262	19,598
Drive Shack, Inc.*	104	803
Dunkin’ Brands Group, Inc. (x)	8,545	590,202
El Pollo Loco Holdings, Inc.*	765	8,721
Empire Resorts, Inc. (x)*	45	891
Extended Stay America, Inc.	2,654	57,353
Fiesta Restaurant Group, Inc.*	163	4,678
Habit Restaurants, Inc. (The), Class A*	690	6,900
Hyatt Hotels Corp., Class A	1,598	123,286
ILG, Inc.	910	30,057
International Game Technology plc (x)	3,261	75,786
International Speedway Corp., Class A	897	40,096
J Alexander’s Holdings, Inc.*	431	4,806
Jack in the Box, Inc.	856	72,863
Marriott Vacations Worldwide Corp.	94	10,618
Monarch Casino & Resort, Inc.*	83	3,656
OBH, Inc.*	38	6,973
Papa John’s International, Inc.	426	21,607
Penn National Gaming, Inc.*	2,623	88,107
RCI Hospitality Holdings, Inc.	75	2,374
Red Lion Hotels Corp.*	623	7,258
Red Robin Gourmet Burgers, Inc.*	450	20,970
Red Rock Resorts, Inc., Class A	35,563	1,191,360
Sonic Corp. (x)	588	20,239
Speedway Motorsports, Inc.	412	7,152
Texas Roadhouse, Inc.	6,244	409,044
Town Sports International Holdings, Inc. (x)*	444	6,460
Vail Resorts, Inc.	360	98,708
Wingstop, Inc.	75	3,909
Zoe’s Kitchen, Inc. (x)*	484	4,724

		3,620,311

Household Durables (1.4%)
AV Homes, Inc.*	239	5,115
Bassett Furniture Industries, Inc.	359	9,890
Beazer Homes USA, Inc.*	1,162	17,140
Century Communities, Inc.*	824	25,997
Ethan Allen Interiors, Inc.	887	21,732
Flexsteel Industries, Inc.	273	10,893
Green Brick Partners, Inc.*	866	8,487
Helen of Troy Ltd.*	864	85,061
Hooker Furniture Corp.	222	10,412
Hovnanian Enterprises, Inc., Class A (x)*	3,136	5,112
KB Home	2,298	62,598

See Notes to Financial Statements.

1361

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
La-Z-Boy, Inc.	998	$30,539
Leggett & Platt, Inc.	4,598	205,255
Lennar Corp., Class A	7,878	413,594
Lifetime Brands, Inc.	371	4,693
M/I Homes, Inc.*	771	20,416
M.D.C. Holdings, Inc.	1,583	48,709
Meritage Homes Corp.*	1,231	54,102
New Home Co., Inc. (The)*	423	4,217
NVR, Inc.*	339	1,006,948
PICO Holdings, Inc.*	788	9,180
PulteGroup, Inc.	6,248	179,630
Taylor Morrison Home Corp., Class A*	3,336	69,322
Toll Brothers, Inc.	2,449	90,589
TRI Pointe Group, Inc.*	5,223	85,448
Tupperware Brands Corp.	1,786	73,655
Universal Electronics, Inc.*	478	15,798
William Lyon Homes, Class A*	937	21,738

		2,596,270

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	653	8,195
Fluent, Inc. (x)*	659	1,615
Gaia, Inc.*	133	2,693
Lands’ End, Inc.*	337	9,402
Liberty Expedia Holdings, Inc., Class A*	1,769	77,730

		99,635

Leisure Products (0.2%)
Acushnet Holdings Corp.	1,150	28,129
American Outdoor Brands Corp.*	1,862	22,400
Brunswick Corp.	2,748	177,191
Callaway Golf Co.	1,090	20,677
Clarus Corp.*	795	6,559
Escalade, Inc.	341	4,808
Johnson Outdoors, Inc., Class A	64	5,410
Mattel, Inc.	9,403	154,397
Vista Outdoor, Inc.*	1,928	29,865

		449,436

Media (2.1%)
AMC Entertainment Holdings, Inc., Class A (x)	1,786	28,397
Beasley Broadcast Group, Inc., Class A	236	2,643
Boston Omaha Corp., Class A*	171	3,603
Cinemark Holdings, Inc.	3,755	131,725
Clear Channel Outdoor Holdings, Inc., Class A	1,200	5,160
Daily Journal Corp. (x)*	39	8,978
Emerald Expositions Events, Inc.	853	17,572
Entercom Communications Corp., Class A (x)	4,450	33,598
Entravision Communications Corp., Class A	1,797	8,985
Eros International plc*	547	7,111
EW Scripps Co. (The), Class A	1,591	21,303
Gannett Co., Inc.	4,126	44,148
GCI Liberty, Inc., Class A*	3,519	158,637
Gray Television, Inc.*	2,757	43,561
Hemisphere Media Group, Inc.*	565	7,402
Interpublic Group of Cos., Inc. (The)	12,098	283,577
John Wiley & Sons, Inc., Class A	1,556	97,094
Liberty Latin America Ltd., Class A*	1,489	28,470
Liberty Latin America Ltd., Class C*	3,944	76,434
Liberty Media Corp.-Liberty Formula One, Class A*	930	32,838
Liberty Media Corp.-Liberty Formula One, Class C*	19,256	714,975
Lions Gate Entertainment Corp., Class A	1,598	39,662
Lions Gate Entertainment Corp., Class B (x)	3,123	73,266
Live Nation Entertainment, Inc.*	14,527	705,575
Madison Square Garden Co. (The), Class A*	582	180,531
Marcus Corp. (The)	655	21,288
Meredith Corp. (x)	1,375	70,125
MSG Networks, Inc., Class A*	2,045	48,978
National CineMedia, Inc.	2,399	20,152
New Media Investment Group, Inc.	2,104	38,882
New York Times Co. (The), Class A (x)	879	22,766
Reading International, Inc., Class A*	458	7,305
Saga Communications, Inc., Class A	121	4,659
Scholastic Corp.	945	41,873
Sinclair Broadcast Group, Inc., Class A	1,338	43,017
TEGNA, Inc.	53,736	583,036
Tribune Media Co., Class A	3,066	117,336
WideOpenWest, Inc. (x)*	1,058	10,220

		3,784,882

Multiline Retail (0.3%)
Big Lots, Inc.	1,122	46,877
Dillard’s, Inc., Class A (x)	412	38,934
JC Penney Co., Inc. (x)*	10,381	24,292
Kohl’s Corp.	5,865	427,559
Sears Holdings Corp. (x)*	358	848

		538,510

Specialty Retail (2.2%)
Aaron’s, Inc.	19,804	860,483
Abercrombie & Fitch Co., Class A	2,349	57,504
Advance Auto Parts, Inc.	4,427	600,743
American Eagle Outfitters, Inc.	559	12,997
America’s Car-Mart, Inc.*	164	10,152
Ascena Retail Group, Inc.*	6,233	24,839
AutoNation, Inc.*	1,948	94,634
Barnes & Noble Education, Inc.*	1,289	7,270
Barnes & Noble, Inc.	1,811	11,500
Bed Bath & Beyond, Inc. (x)	4,697	93,588
Big 5 Sporting Goods Corp. (x)	632	4,803
Buckle, Inc. (The) (x)	803	21,601
Burlington Stores, Inc.*	3,033	456,557
Caleres, Inc.	1,515	52,101

See Notes to Financial Statements.

1362

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cato Corp. (The), Class A	749	$18,440
Chico’s FAS, Inc.	4,359	35,482
Citi Trends, Inc.	476	13,061
Conn’s, Inc. (x)*	352	11,616
Container Store Group, Inc. (The) (x)*	494	4,155
Dick’s Sporting Goods, Inc.	2,717	95,774
DSW, Inc., Class A	2,329	60,135
Express, Inc.*	2,382	21,795
Foot Locker, Inc.	11,227	591,102
Francesca’s Holdings Corp.*	1,202	9,075
GameStop Corp., Class A (x)	3,499	50,980
Genesco, Inc.*	732	29,060
GNC Holdings, Inc., Class A (x)*	2,644	9,307
Group 1 Automotive, Inc.	697	43,911
Guess?, Inc.	2,007	42,950
Haverty Furniture Cos., Inc.	743	16,049
Hibbett Sports, Inc.*	597	13,671
J. Jill, Inc.*	568	5,305
Kirkland’s, Inc.*	651	7,578
Lithia Motors, Inc., Class A	319	30,168
Lumber Liquidators Holdings, Inc. (x)*	197	4,797
MarineMax, Inc.*	357	6,765
Michaels Cos., Inc. (The)*	3,223	61,785
Murphy USA, Inc.*	889	66,044
Office Depot, Inc.	18,811	47,968
Party City Holdco, Inc. (x)*	1,137	17,339
Penske Automotive Group, Inc.	1,251	58,609
Pier 1 Imports, Inc.	3,070	7,307
Rent-A-Center, Inc.*	1,664	24,494
Sally Beauty Holdings, Inc. (x)*	3,140	50,334
Shoe Carnival, Inc.	334	10,838
Signet Jewelers Ltd.	2,058	114,734
Sonic Automotive, Inc., Class A	894	18,416
Tile Shop Holdings, Inc.	657	5,059
Tilly’s, Inc., Class A	538	8,151
Williams-Sonoma, Inc. (x)	2,255	138,412
Zumiez, Inc.*	454	11,373

		4,070,811

Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	946	86,531
Culp, Inc.	373	9,157
Fossil Group, Inc. (x)*	1,232	33,104
G-III Apparel Group Ltd.*	1,087	48,263
Hanesbrands, Inc. (x)	26,784	589,783
Lululemon Athletica, Inc.*	3,535	441,345
Michael Kors Holdings Ltd.*	2,319	154,445
Movado Group, Inc.	480	23,184
Perry Ellis International, Inc.*	476	12,933
Ralph Lauren Corp.	1,928	242,388
Rocky Brands, Inc. (x)	234	7,020
Skechers U.S.A., Inc., Class A*	2,459	73,795
Steven Madden Ltd.	8,063	428,145
Unifi, Inc.*	577	18,291
Vera Bradley, Inc.*	821	11,527
Wolverine World Wide, Inc.	12,208	424,472

		2,604,383

Total Consumer Discretionary		20,985,391

Consumer Staples (4.2%)
Beverages (0.6%)
Cott Corp.	36,825	609,454
MGP Ingredients, Inc. (x)	63	5,595
Molson Coors Brewing Co., Class B	7,552	513,838

		1,128,887

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	897	30,677
Casey’s General Stores, Inc.	1,309	137,550
Ingles Markets, Inc., Class A	502	15,964
Natural Grocers by Vitamin Cottage, Inc.*	417	5,313
Rite Aid Corp. (x)*	36,671	63,441
Smart & Final Stores, Inc.*	932	5,173
SpartanNash Co.	1,226	31,288
Sprouts Farmers Market, Inc.*	15,558	343,364
SUPERVALU, Inc. (x)*	1,266	25,978
United Natural Foods, Inc.*	1,758	74,996
US Foods Holding Corp.*	7,124	269,430
Village Super Market, Inc., Class A	311	9,162
Weis Markets, Inc.	330	17,602

		1,029,938

Food Products (2.4%)
Alico, Inc.	102	3,233
B&G Foods, Inc. (x)	25,873	773,603
Cal-Maine Foods, Inc.*	650	29,803
Darling Ingredients, Inc.*	5,715	113,614
Dean Foods Co.	3,232	33,968
Farmer Brothers Co.*	306	9,348
Flowers Foods, Inc.	40,207	837,512
Fresh Del Monte Produce, Inc.	1,060	47,223
Hain Celestial Group, Inc. (The)*	3,343	99,621
Hostess Brands, Inc.*	3,428	46,621
Ingredion, Inc.	2,526	279,628
Lamb Weston Holdings, Inc.	5,135	351,799
Lancaster Colony Corp.	182	25,192
Landec Corp.*	815	12,144
Limoneira Co.	335	8,244
Pilgrim’s Pride Corp.*	1,852	37,281
Pinnacle Foods, Inc.	4,155	270,324
Post Holdings, Inc.*	16,173	1,391,201
Sanderson Farms, Inc.	710	74,657
Seaboard Corp.	9	35,665
Seneca Foods Corp., Class A*	289	7,803
Simply Good Foods Co. (The) (x)*	2,069	29,876
Tootsie Roll Industries, Inc. (x)	479	14,777
TreeHouse Foods, Inc.*	1,909	100,242

		4,633,379

Household Products (0.1%)
Central Garden & Pet Co.*	95	4,131
Central Garden & Pet Co., Class A*	290	11,736
Energizer Holdings, Inc.	877	55,216
HRG Group, Inc.*	251	3,286
Oil-Dri Corp. of America	206	8,681

See Notes to Financial Statements.

1363

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc. (x)	770	$62,847

		145,897

Personal Products (0.4%)
Coty, Inc., Class A	21,077	297,185
Edgewell Personal Care Co.*	1,878	94,764
Herbalife Nutrition Ltd.*	3,299	177,222
Inter Parfums, Inc.	43	2,301
Nature’s Sunshine Products, Inc.*	343	3,207
Nu Skin Enterprises, Inc., Class A	1,334	104,305
Revlon, Inc., Class A (x)*	41	720

		679,704

Tobacco (0.1%)
Alliance One International, Inc.*	286	4,533
Universal Corp.	844	55,746
Vector Group Ltd. (x)	1,946	37,130

		97,409

Total Consumer Staples		7,715,214

Energy (5.8%)
Energy Equipment & Services (1.3%)
Apergy Corp.*	2,714	113,310
Archrock, Inc.	4,444	53,328
Basic Energy Services, Inc.*	641	7,122
Bristow Group, Inc.*	1,233	17,398
C&J Energy Services, Inc.*	2,256	53,242
CARBO Ceramics, Inc. (x)*	881	8,079
Dawson Geophysical Co.*	726	5,735
Diamond Offshore Drilling, Inc. (x)*	2,232	46,560
Dril-Quip, Inc.*	1,307	67,180
Era Group, Inc.*	719	9,311
Exterran Corp.*	1,062	26,592
Forum Energy Technologies, Inc.*	2,733	33,753
Frank’s International NV (x)	2,584	20,155
FTS International, Inc.*	805	11,463
Gulfmark Offshore, Inc. (x)*	129	4,322
Helix Energy Solutions Group, Inc.*	4,788	39,884
Helmerich & Payne, Inc.	7,032	448,359
Independence Contract Drilling, Inc.*	421	1,735
Keane Group, Inc. (x)*	91	1,244
Matrix Service Co.*	1,011	18,552
McDermott International, Inc.*	6,260	123,008
Nabors Industries Ltd.	12,003	76,939
Natural Gas Services Group, Inc.*	478	11,281
NCS Multistage Holdings, Inc.*	341	4,955
Newpark Resources, Inc.*	3,042	33,006
Nine Energy Service, Inc.*	283	9,373
Noble Corp. plc*	8,502	53,818
Ocean Rig UDW, Inc., Class A (x)*	1,905	56,159
Oceaneering International, Inc.	3,467	88,270
Oil States International, Inc.*	2,083	66,864
Patterson-UTI Energy, Inc.	7,711	138,797
PHI, Inc. (Non-Voting)*	513	5,217
Pioneer Energy Services Corp.*	2,195	12,841
Quintana Energy Services, Inc. (x)*	293	2,482
RigNet, Inc.*	454	4,676
Rowan Cos. plc, Class A*	4,274	69,324
RPC, Inc. (x)	1,273	18,548
SEACOR Holdings, Inc.*	602	34,477
SEACOR Marine Holdings, Inc.*	584	13,485
Select Energy Services, Inc., Class A*	1,222	17,756
Smart Sand, Inc. (x)*	762	4,046
Superior Energy Services, Inc.*	5,179	50,443
TETRA Technologies, Inc.*	578	2,572
Tidewater, Inc. (x)*	834	24,128
Transocean Ltd.*	15,070	202,540
Unit Corp.*	1,787	45,676
US Silica Holdings, Inc.	1,061	27,257
Weatherford International plc*	34,951	114,988

		2,300,250

Oil, Gas & Consumable Fuels (4.5%)
Abraxas Petroleum Corp.*	398	1,150
Adams Resources & Energy, Inc.	65	2,795
Alta Mesa Resources, Inc. (x)*	3,358	22,868
Amyris, Inc.*	711	4,543
Antero Resources Corp.*	3,982	85,016
Approach Resources, Inc. (x)*	1,620	3,953
Arch Coal, Inc., Class A	656	51,450
Ardmore Shipping Corp.*	1,098	9,004
Bonanza Creek Energy, Inc.*	602	22,798
California Resources Corp. (x)*	1,566	71,159
Callon Petroleum Co.*	7,858	84,395
Centennial Resource Development, Inc., Class A*	28,273	510,609
Chesapeake Energy Corp. (x)*	31,379	164,426
Cimarex Energy Co.	19,947	2,029,407
Clean Energy Fuels Corp.*	4,459	16,454
Cloud Peak Energy, Inc.*	2,595	9,057
CNX Resources Corp.*	7,533	133,937
CONSOL Energy, Inc.*	568	21,783
CVR Energy, Inc.	36	1,332
Delek US Holdings, Inc.	234	11,740
Denbury Resources, Inc.*	8,207	39,476
DHT Holdings, Inc.	3,241	15,200
Dorian LPG Ltd.*	918	7,014
Earthstone Energy, Inc., Class A*	497	4,398
Eclipse Resources Corp.*	1,262	2,019
Energen Corp.*	3,079	224,213
Energy Fuels, Inc.*	2,561	5,813
Energy XXI Gulf Coast, Inc.*	1,062	9,388
EP Energy Corp., Class A (x)*	1,657	4,971
EQT Corp.	10,719	591,473
Extraction Oil & Gas, Inc.*	3,899	57,276
Frontline Ltd. (x)*	2,759	16,113
GasLog Ltd. (x)	1,479	28,249
Golar LNG Ltd.	3,296	97,100
Green Plains, Inc.	1,309	23,955
Gulfport Energy Corp.*	6,102	76,702
Halcon Resources Corp. (x)*	4,895	21,489
Hallador Energy Co.	580	4,141
HighPoint Resources Corp.*	3,524	21,426
HollyFrontier Corp.	5,692	389,503
International Seaways, Inc.*	758	17,540

See Notes to Financial Statements.

1364

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kosmos Energy Ltd.*	6,765	$55,947
Laredo Petroleum, Inc. (x)*	3,905	37,566
Matador Resources Co.*	285	8,564
Midstates Petroleum Co., Inc.*	388	5,281
Murphy Oil Corp.	5,801	195,900
NACCO Industries, Inc., Class A	154	5,198
Newfield Exploration Co.*	4,462	134,976
Nordic American Tankers Ltd. (x)	5,064	13,572
Northern Oil and Gas, Inc.*	2,841	8,949
Oasis Petroleum, Inc.*	9,247	119,934
Overseas Shipholding Group, Inc., Class A*	1,743	6,763
Panhandle Oil and Gas, Inc., Class A	259	4,947
Par Pacific Holdings, Inc.*	1,013	17,606
Parsley Energy, Inc., Class A*	17,814	539,407
PBF Energy, Inc., Class A	3,911	163,988
PDC Energy, Inc.*	2,317	140,063
Peabody Energy Corp.	2,817	128,117
QEP Resources, Inc.*	8,305	101,819
Range Resources Corp.	7,418	124,103
Renewable Energy Group, Inc.*	1,190	21,242
Resolute Energy Corp. (x)*	663	20,686
REX American Resources Corp.*	177	14,332
Ring Energy, Inc.*	104	1,312
RSP Permian, Inc.*	2,348	103,359
SandRidge Energy, Inc.*	1,021	18,113
Scorpio Tankers, Inc.	10,439	29,334
SemGroup Corp., Class A	2,752	69,901
Ship Finance International Ltd. (x)	2,882	43,086
SilverBow Resources, Inc.*	193	5,574
SM Energy Co.	3,901	100,217
Southwestern Energy Co.*	20,594	109,148
Talos Energy, Inc.*	742	23,840
Targa Resources Corp.	7,590	375,629
Teekay Corp.	2,415	18,716
Teekay Tankers Ltd., Class A	7,263	8,498
Ultra Petroleum Corp. (x)*	4,904	11,328
W&T Offshore, Inc.*	3,289	23,516
Whiting Petroleum Corp.*	3,147	165,910
WildHorse Resource Development Corp.*	84	2,130
World Fuel Services Corp.	2,309	47,127
WPX Energy, Inc.*	13,963	251,753

		8,192,786

Total Energy		10,493,036

Financials (21.9%)
Banks (11.3%)
1st Constitution Bancorp	226	5,175
1st Source Corp.	534	28,532
Access National Corp.	507	14,500
ACNB Corp.	251	8,547
Allegiance Bancshares, Inc.*	312	13,525
American National Bankshares, Inc.	314	12,560
Ames National Corp.	329	10,150
Arrow Financial Corp.	427	15,543
Associated Banc-Corp.	5,929	161,862
Atlantic Capital Bancshares, Inc.*	264	5,188
Banc of California, Inc.	1,635	31,964
BancFirst Corp.	480	28,416
Bancorp, Inc. (The)*	1,827	19,110
BancorpSouth Bank	3,308	108,999
Bank of Commerce Holdings	618	7,880
Bank of Hawaii Corp.	1,462	121,960
Bank of Marin Bancorp	239	19,323
Bank of Princeton (The)*	187	6,218
Bank of the Ozarks	20,880	940,434
BankUnited, Inc.	42,165	1,722,439
Bankwell Financial Group, Inc.	166	5,337
Banner Corp.	1,115	67,045
Bar Harbor Bankshares	545	16,508
Baycom Corp.*	371	9,182
BCB Bancorp, Inc.	389	5,835
Berkshire Hills Bancorp, Inc.	1,411	57,287
Blue Hills Bancorp, Inc.	433	9,613
BOK Financial Corp.	7,216	678,376
Boston Private Financial Holdings, Inc.	2,849	45,299
Bridge Bancorp, Inc.	568	20,420
Brookline Bancorp, Inc.	2,782	51,745
Bryn Mawr Bank Corp.	646	29,910
BSB Bancorp, Inc.*	216	7,430
Business First Bancshares, Inc. (x)	315	8,300
Byline Bancorp, Inc.*	553	12,354
C&F Financial Corp.	138	8,632
Cadence Bancorp	12,697	366,562
Cambridge Bancorp	89	7,702
Camden National Corp.	541	24,729
Capital City Bank Group, Inc.	441	10,421
Capstar Financial Holdings, Inc.*	248	4,595
Carolina Financial Corp.	184	7,897
Cathay General Bancorp	2,688	108,837
CB Financial Services, Inc. (x)	145	4,988
CBTX, Inc. (x)	638	21,086
CenterState Bank Corp.	2,870	85,583
Central Pacific Financial Corp.	987	28,278
Central Valley Community Bancorp	380	8,041
Century Bancorp, Inc., Class A	111	8,480
Chemical Financial Corp.	2,483	138,229
Chemung Financial Corp.	127	6,364
CIT Group, Inc.	4,450	224,325
Citizens & Northern Corp.	484	12,516
Citizens Financial Group, Inc.	9,514	370,095
City Holding Co.	465	34,982
Civista Bancshares, Inc.	403	9,769
CNB Financial Corp.	517	15,541
CoBiz Financial, Inc.	62	1,332
Codorus Valley Bancorp, Inc. (x)	348	10,677
Columbia Banking System, Inc.	2,541	103,927
Commerce Bancshares, Inc.	3,334	215,743
Community Bank System, Inc.	1,726	101,955
Community Bankers Trust Corp.*	863	7,724
Community Financial Corp. (The)	160	5,658
Community Trust Bancorp, Inc.	581	29,021
ConnectOne Bancorp, Inc.	841	20,941
County Bancorp, Inc.	184	5,060
Cullen/Frost Bankers, Inc.	9,759	1,056,313
Customers Bancorp, Inc.*	682	19,355
CVB Financial Corp.	3,611	80,959

See Notes to Financial Statements.

1365

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Eagle Bancorp, Inc.*	222	$13,609
East West Bancorp, Inc.	9,786	638,047
Enterprise Bancorp, Inc.	290	11,725
Enterprise Financial Services Corp.	508	27,407
Equity Bancshares, Inc., Class A*	248	10,287
Evans Bancorp, Inc.	191	8,805
Farmers & Merchants Bancorp, Inc.	30	1,211
Farmers Capital Bank Corp.	273	14,223
Farmers National Banc Corp.	936	14,929
FB Financial Corp.	241	9,814
FCB Financial Holdings, Inc., Class A*	188	11,054
Fidelity D&D Bancorp, Inc. (x)	88	5,455
Fidelity Southern Corp.	798	20,277
Financial Institutions, Inc.	528	17,371
First Bancorp, Inc.	365	10,300
First Bancorp/NC	1,055	43,160
First Bancorp/PR*	7,213	55,179
First Bancshares, Inc. (The)	367	13,194
First Bank	523	7,270
First Busey Corp.	1,524	48,341
First Business Financial Services, Inc.	294	7,644
First Choice Bancorp (x)	216	6,601
First Citizens BancShares, Inc., Class A	275	110,908
First Commonwealth Financial Corp.	3,556	55,154
First Community Bancshares, Inc.	607	19,339
First Community Corp. (x)	232	5,823
First Connecticut Bancorp, Inc.	386	11,812
First Financial Bancorp	3,320	101,758
First Financial Corp.	404	18,321
First Financial Northwest, Inc.	322	6,285
First Foundation, Inc.*	741	13,738
First Guaranty Bancshares, Inc. (x)	164	4,267
First Hawaiian, Inc.	2,407	69,851
First Horizon National Corp.	47,687	850,736
First Internet Bancorp	299	10,196
First Interstate BancSystem, Inc., Class A	1,126	47,517
First Merchants Corp.	1,708	79,251
First Mid-Illinois Bancshares, Inc.	392	15,406
First Midwest Bancorp, Inc.	3,569	90,902
First Northwest Bancorp*	347	5,542
First of Long Island Corp. (The)	863	21,446
First Republic Bank	8,487	821,457
First United Corp. (x)	227	4,642
Flushing Financial Corp.	1,034	26,987
FNB Bancorp	213	7,811
FNB Corp.	11,330	152,049
Franklin Financial Network, Inc.*	351	13,198
Fulton Financial Corp.	5,998	98,967
German American Bancorp, Inc.	547	19,610
Glacier Bancorp, Inc.	2,498	96,623
Great Southern Bancorp, Inc.	359	20,535
Great Western Bancorp, Inc.	2,059	86,457
Green Bancorp, Inc.	584	12,614
Guaranty Bancorp	159	4,738
Guaranty Bancshares, Inc.	252	8,301
Hancock Whitney Corp.	2,962	138,177
Hanmi Financial Corp.	971	27,528
HarborOne Bancorp, Inc.*	285	5,398
Heartland Financial USA, Inc.	1,007	55,234
Heritage Commerce Corp.	126	2,141
Heritage Financial Corp.	1,091	38,021
Hilltop Holdings, Inc.	2,531	55,859
Home BancShares, Inc.	4,268	96,286
HomeTrust Bancshares, Inc.*	413	11,626
Hope Bancorp, Inc.	4,512	80,449
Horizon Bancorp, Inc.	1,254	25,945
Howard Bancorp, Inc.*	289	5,202
IBERIABANK Corp.	1,954	148,113
Independent Bank Corp./MA	852	66,797
Independent Bank Corp./MI	534	13,617
Independent Bank Group, Inc.	542	36,206
International Bancshares Corp.	1,918	82,090
Investar Holding Corp.	231	6,387
Investors Bancorp, Inc.	8,723	111,567
Lakeland Bancorp, Inc.	1,615	32,058
Lakeland Financial Corp.	214	10,313
LCNB Corp.	343	6,757
LegacyTexas Financial Group, Inc.	1,024	39,956
Live Oak Bancshares, Inc.	414	12,689
Macatawa Bank Corp.	961	11,667
MB Financial, Inc.	2,661	124,269
MBT Financial Corp.	667	7,104
Mercantile Bank Corp.	592	21,880
Metropolitan Bank Holding Corp.*	221	11,598
Mid Penn Bancorp, Inc. (x)	149	5,200
Middlefield Banc Corp.	108	5,476
Midland States Bancorp, Inc.	353	12,094
MidSouth Bancorp, Inc.	479	6,347
MidWestOne Financial Group, Inc.	410	13,850
MutualFirst Financial, Inc.	224	8,456
MVB Financial Corp.	261	4,711
National Bank Holdings Corp., Class A	620	23,926
National Bankshares, Inc.	234	10,858
National Commerce Corp.*	243	11,251
NBT Bancorp, Inc.	1,476	56,309
Nicolet Bankshares, Inc.*	274	15,100
Northeast Bancorp	267	5,821
Northrim Bancorp, Inc.	236	9,334
Norwood Financial Corp.	235	8,465
Oak Valley Bancorp (x)	215	4,917
OFG Bancorp	1,565	21,988
Ohio Valley Banc Corp. (x)	161	8,444
Old Line Bancshares, Inc.	455	15,884
Old National Bancorp	5,217	97,036
Old Second Bancorp, Inc.	1,077	15,509
Opus Bank	668	19,172
Origin Bancorp, Inc. (x)	359	14,697
Orrstown Financial Services, Inc.	277	7,202
Pacific Mercantile Bancorp*	650	6,338
Pacific Premier Bancorp, Inc.*	1,051	40,096

See Notes to Financial Statements.

1366

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PacWest Bancorp	4,393	$217,102
Park National Corp.	483	53,816
Parke Bancorp, Inc. (x)	249	5,896
Peapack Gladstone Financial Corp.	648	22,414
Penns Woods Bancorp, Inc.	181	8,105
Peoples Bancorp of North Carolina, Inc.	185	5,926
Peoples Bancorp, Inc.	583	22,026
Peoples Financial Services Corp.	272	12,789
People’s United Financial, Inc.	12,170	220,155
Pinnacle Financial Partners, Inc.	1,492	91,534
Popular, Inc.	16,581	749,627
Premier Financial Bancorp, Inc.	497	9,279
Prosperity Bancshares, Inc.	2,324	158,869
QCR Holdings, Inc.	472	22,396
RBB Bancorp	466	14,968
Reliant Bancorp, Inc.	280	7,854
Renasant Corp.	1,647	74,971
Republic Bancorp, Inc., Class A	353	15,991
Republic First Bancorp, Inc. (x)*	1,364	10,707
S&T Bancorp, Inc.	1,159	50,115
Sandy Spring Bancorp, Inc.	1,208	49,540
SB One Bancorp	223	6,623
Seacoast Banking Corp. of Florida*	1,316	41,559
Select Bancorp, Inc.*	330	4,445
Shore Bancshares, Inc.	435	8,274
Sierra Bancorp	477	13,470
Signature Bank*	3,853	492,722
Simmons First National Corp., Class A	3,048	91,135
SmartFinancial, Inc.*	293	7,548
South State Corp.	1,244	107,295
Southern First Bancshares, Inc.*	187	8,265
Southern National Bancorp of Virginia, Inc.	788	14,058
Southside Bancshares, Inc.	1,138	38,328
State Bank Financial Corp.	842	28,123
Sterling Bancorp	25,694	603,809
Stock Yards Bancorp, Inc.	585	22,318
Summit Financial Group, Inc.	402	10,790
SVB Financial Group*	2,389	689,848
Synovus Financial Corp.	3,794	200,437
TCF Financial Corp.	5,763	141,885
Texas Capital Bancshares, Inc.*	631	57,737
Tompkins Financial Corp.	473	40,621
Towne Bank	2,336	74,986
TriCo Bancshares	681	25,503
TriState Capital Holdings, Inc.*	594	15,503
Trustmark Corp.	2,448	79,878
UMB Financial Corp.	1,578	120,291
Umpqua Holdings Corp.	7,684	173,582
Union Bankshares Corp.	2,269	88,219
United Bankshares, Inc.	3,525	128,310
United Community Banks, Inc.	2,465	75,602
United Security Bancshares	511	5,723
Unity Bancorp, Inc.	306	6,962
Univest Corp. of Pennsylvania	998	27,445
Valley National Bancorp	11,158	135,681
Veritex Holdings, Inc.*	543	16,871
Washington Trust Bancorp, Inc.	368	21,381
Webster Financial Corp.	7,186	457,748
WesBanco, Inc.	1,531	68,956
West Bancorporation, Inc.	436	10,965
Westamerica Bancorp (x)	883	49,898
Western Alliance Bancorp*	17,732	1,003,808
Wintrust Financial Corp.	1,957	170,357
Zions Bancorp	6,826	359,662

		20,685,543

Capital Markets (0.9%)
Arlington Asset Investment Corp., Class A (x)	911	9,392
Associated Capital Group, Inc., Class A (x)	127	4,820
B. Riley Financial, Inc.	742	16,732
BGC Partners, Inc., Class A	9,156	103,646
BrightSphere Investment Group plc	359	5,119
Cowen, Inc. (x)*	511	7,077
Donnelley Financial Solutions, Inc.*	601	10,439
Federated Investors, Inc., Class B	910	21,221
GAIN Capital Holdings, Inc. (x)	1,148	8,667
GAMCO Investors, Inc., Class A	111	2,970
Greenhill & Co., Inc.	78	2,215
INTL. FCStone, Inc.*	512	26,476
Investment Technology Group, Inc.	1,035	21,652
Ladenburg Thalmann Financial Services, Inc.	278	945
Lazard Ltd., Class A	350	17,119
Legg Mason, Inc.	2,920	101,412
Moelis & Co., Class A	7,720	452,778
Oppenheimer Holdings, Inc., Class A	356	9,968
Piper Jaffray Cos.	500	38,425
PJT Partners, Inc., Class A	42	2,242
Raymond James Financial, Inc.	6,096	544,679
Stifel Financial Corp.	2,465	128,796
Virtus Investment Partners, Inc.	215	27,509
Waddell & Reed Financial, Inc., Class A (x)	2,778	49,921

		1,614,220

Consumer Finance (0.4%)
Credit Acceptance Corp.*	39	13,783
Encore Capital Group, Inc. (x)*	881	32,245
EZCORP, Inc., Class A (x)*	1,888	22,750
LendingClub Corp.*	10,994	41,667
Navient Corp.	9,153	119,264
Nelnet, Inc., Class A	634	37,032
OneMain Holdings, Inc.*	2,585	86,055
PRA Group, Inc.*	1,552	59,830
Regional Management Corp.*	153	5,358
Santander Consumer USA Holdings, Inc.	3,521	67,216
SLM Corp.*	15,249	174,600
World Acceptance Corp.*	225	24,977

		684,777

See Notes to Financial Statements.

1367

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.2%)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,145	$28,178
Cannae Holdings, Inc.*	2,418	44,854
FGL Holdings (x)*	4,895	41,069
Marlin Business Services Corp.	243	7,254
On Deck Capital, Inc.*	226	1,582
Tiptree, Inc.	1,053	7,160
Voya Financial, Inc.	5,493	258,171

		388,268

Insurance (6.8%)
Alleghany Corp.	458	263,336
Ambac Financial Group, Inc.*	1,447	28,723
American Equity Investment Life Holding Co.	3,077	110,772
American Financial Group, Inc.	2,524	270,901
American National Insurance Co.	270	32,289
AMERISAFE, Inc.	698	40,310
AmTrust Financial Services, Inc.	3,220	46,915
Argo Group International Holdings Ltd.	1,147	66,698
Aspen Insurance Holdings Ltd.	2,069	84,208
Assurant, Inc.	1,841	190,525
Assured Guaranty Ltd.	3,873	138,382
Axis Capital Holdings Ltd.	2,569	142,888
Baldwin & Lyons, Inc., Class B	335	8,174
Brighthouse Financial, Inc.*	16,897	677,063
Brown & Brown, Inc.	32,186	892,518
Citizens, Inc. (x)*	1,861	14,497
CNO Financial Group, Inc.	5,921	112,736
Crawford & Co., Class B	177	1,531
Donegal Group, Inc., Class A	278	3,784
eHealth, Inc.*	650	14,365
EMC Insurance Group, Inc.	361	10,029
Employers Holdings, Inc.	1,089	43,778
Enstar Group Ltd.*	2,093	433,879
Erie Indemnity Co., Class A	205	24,038
Everest Re Group Ltd.	3,000	691,440
FBL Financial Group, Inc., Class A	354	27,878
FedNat Holding Co.	184	4,245
First American Financial Corp.	3,805	196,795
FNF Group	8,982	337,903
Genworth Financial, Inc., Class A*	17,578	79,101
Global Indemnity Ltd.	230	8,965
Goosehead Insurance, Inc., Class A*	328	8,187
Greenlight Capital Re Ltd., Class A*	926	13,149
Hallmark Financial Services, Inc.*	470	4,691
Hanover Insurance Group, Inc. (The)	6,381	762,912
HCI Group, Inc. (x)	249	10,351
Heritage Insurance Holdings, Inc. (x)	719	11,986
Horace Mann Educators Corp.	1,433	63,912
Independence Holding Co.	125	4,156
Infinity Property & Casualty Corp.	345	49,111
Investors Title Co.	38	7,017
James River Group Holdings Ltd.	469	18,427
Kemper Corp.	383	28,974
Kingstone Cos., Inc.	161	2,721
Maiden Holdings Ltd.	2,199	17,042
MBIA, Inc. (x)*	2,774	25,077
Mercury General Corp.	946	43,100
National General Holdings Corp.	855	22,512
National Western Life Group, Inc., Class A	80	24,581
Navigators Group, Inc. (The)	9,552	544,464
NI Holdings, Inc.*	431	7,305
Old Republic International Corp.	9,928	197,666
ProAssurance Corp.	7,499	265,840
Reinsurance Group of America, Inc.	7,076	944,504
RenaissanceRe Holdings Ltd.	4,698	565,263
RLI Corp.	222	14,694
Safety Insurance Group, Inc.	508	43,383
Selective Insurance Group, Inc.	2,025	111,375
State Auto Financial Corp.	577	17,258
Stewart Information Services Corp.	745	32,087
Third Point Reinsurance Ltd.*	2,793	34,913
Torchmark Corp.	3,709	301,950
United Fire Group, Inc.	657	35,813
United Insurance Holdings Corp.	137	2,682
Validus Holdings Ltd.	7,507	507,473
White Mountains Insurance Group Ltd.	108	97,914
Willis Towers Watson plc	10,738	1,627,881
WMIH Corp.*	8,048	10,784
WR Berkley Corp.	3,346	242,284
XL Group Ltd.	10,607	593,462

		12,315,567

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	1,090	20,481
AGNC Investment Corp. (REIT)	14,845	275,970
Anworth Mortgage Asset Corp. (REIT)	3,645	18,116
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,272	78,092
Arbor Realty Trust, Inc. (REIT) (x)	777	8,104
Ares Commercial Real Estate Corp. (REIT)	895	12,360
ARMOUR Residential REIT, Inc. (REIT)	1,391	31,729
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	3,543	111,356
Capstead Mortgage Corp. (REIT)	3,093	27,682
Cherry Hill Mortgage Investment Corp. (REIT)	397	7,090
Chimera Investment Corp. (REIT)	6,518	119,149
Colony Credit Real Estate, Inc. (REIT) (x)	2,597	53,836
CYS Investments, Inc. (REIT)	5,352	40,140
Dynex Capital, Inc. (REIT)	1,836	11,989
Exantas Capital Corp. (REIT)	1,135	11,554

See Notes to Financial Statements.

1368

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Point Mortgage Trust, Inc. (REIT)	1,207	$22,148
Great Ajax Corp. (REIT)	624	8,162
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,846	36,459
Invesco Mortgage Capital, Inc. (REIT)	3,859	61,358
KKR Real Estate Finance Trust, Inc. (REIT) (x)	482	9,534
Ladder Capital Corp. (REIT)	2,906	45,392
MFA Financial, Inc. (REIT)	14,002	106,135
MTGE Investment Corp. (REIT)	1,594	31,242
New Residential Investment Corp. (REIT)	11,719	204,965
New York Mortgage Trust, Inc. (REIT) (x)	3,964	23,824
Orchid Island Capital, Inc. (REIT) (x)	1,715	12,897
PennyMac Mortgage Investment Trust (REIT)‡	2,116	40,183
Redwood Trust, Inc. (REIT)	2,563	42,213
Starwood Property Trust, Inc. (REIT)	8,996	195,303
Sutherland Asset Management Corp. (REIT)	619	10,059
TPG RE Finance Trust, Inc. (REIT)	1,047	21,275
Two Harbors Investment Corp. (REIT)	6,058	95,716
Western Asset Mortgage Capital Corp. (REIT)	1,674	17,443

		1,811,956

Thrifts & Mortgage Finance (1.3%)
BankFinancial Corp.	496	8,754
Beneficial Bancorp, Inc.	2,342	37,940
Capitol Federal Financial, Inc.	4,417	58,128
Charter Financial Corp.	412	9,950
Columbia Financial, Inc. (x)*	1,706	28,234
Dime Community Bancshares, Inc.	1,173	22,874
Entegra Financial Corp.*	218	6,387
ESSA Bancorp, Inc.	305	4,828
Essent Group Ltd.*	1,641	58,781
Federal Agricultural Mortgage Corp., Class C	209	18,701
First Defiance Financial Corp.	366	24,544
First Savings Financial Group, Inc. (x)	58	4,262
Flagstar Bancorp, Inc.*	1,081	37,035
FS Bancorp, Inc.	62	3,922
Hingham Institution for Savings	28	6,152
Home Bancorp, Inc.	298	13,872
HomeStreet, Inc.*	848	22,854
Impac Mortgage Holdings, Inc.*	406	3,869
Kearny Financial Corp.	2,259	30,384
Luther Burbank Corp.	583	6,707
Malvern Bancorp, Inc.*	267	6,501
Merchants Bancorp	387	11,041
Meridian Bancorp, Inc.	1,465	28,055
MGIC Investment Corp.*	12,931	138,620
Nationstar Mortgage Holdings, Inc.*	50,058	877,518
New York Community Bancorp, Inc.	16,702	184,390
NMI Holdings, Inc., Class A*	362	5,901
Northfield Bancorp, Inc.	1,564	25,994
Northwest Bancshares, Inc.	3,249	56,500
OceanFirst Financial Corp.	1,635	48,985
Oconee Federal Financial Corp.	68	1,968
Ocwen Financial Corp.*	3,896	15,428
OP Bancorp (x)*	384	4,884
Oritani Financial Corp.	1,426	23,101
PCSB Financial Corp.	426	8,465
PDL Community Bancorp*	263	4,132
PennyMac Financial Services, Inc., Class A*‡	302	5,934
PHH Corp.*	1,237	13,434
Provident Bancorp, Inc.*	168	4,402
Provident Financial Services, Inc.	2,230	61,392
Prudential Bancorp, Inc.	329	6,350
Radian Group, Inc.	7,532	122,169
Riverview Bancorp, Inc.	767	6,473
SI Financial Group, Inc.	433	6,387
Southern Missouri Bancorp, Inc.	254	9,911
Sterling Bancorp, Inc.	290	3,874
Territorial Bancorp, Inc.	294	9,114
TFS Financial Corp.	1,724	27,187
Timberland Bancorp, Inc.	257	9,596
TrustCo Bank Corp.	3,129	27,848
United Community Financial Corp.	1,767	19,419
United Financial Bancorp, Inc.	1,888	33,078
Walker & Dunlop, Inc.	838	46,635
Washington Federal, Inc.	2,922	95,549
Waterstone Financial, Inc.	886	15,106
Western New England Bancorp, Inc.	1,047	11,517
WSFS Financial Corp.	754	40,188

		2,425,224

Total Financials		39,925,555

Health Care (7.3%)
Biotechnology (0.4%)
Abeona Therapeutics, Inc. (x)*	98	1,568
Acceleron Pharma, Inc.*	230	11,160
Achillion Pharmaceuticals, Inc.*	5,057	14,311
Acorda Therapeutics, Inc.*	1,420	40,754
Adamas Pharmaceuticals, Inc. (x)*	278	7,181
Adverum Biotechnologies, Inc. (x)*	1,733	9,185
Agios Pharmaceuticals, Inc.*	131	11,034
Albireo Pharma, Inc. (x)*	242	8,591
Alder Biopharmaceuticals, Inc.*	385	6,083
Alnylam Pharmaceuticals, Inc.*	360	35,456
AMAG Pharmaceuticals, Inc.*	1,231	24,005
Arbutus Biopharma Corp.*	874	6,380
Ardelyx, Inc.*	1,245	4,607
Arena Pharmaceuticals, Inc.*	341	14,868
Audentes Therapeutics, Inc.*	77	2,942

See Notes to Financial Statements.

1369

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bellicum Pharmaceuticals, Inc. (x)*	320	$2,362
BioCryst Pharmaceuticals, Inc.*	613	3,512
BioTime, Inc. (x)*	1,568	3,230
Bluebird Bio, Inc.*	548	86,009
Calithera Biosciences, Inc.*	1,065	5,325
Cara Therapeutics, Inc. (x)*	152	2,911
Catalyst Biosciences, Inc. (x)*	406	4,738
Chimerix, Inc.*	1,416	6,740
Concert Pharmaceuticals, Inc.*	738	12,421
Corvus Pharmaceuticals, Inc. (x)*	47	516
Dynavax Technologies Corp. (x)*	236	3,599
Epizyme, Inc.*	417	5,650
Five Prime Therapeutics, Inc.*	1,148	18,150
Foundation Medicine, Inc. (x)*	46	6,288
Immune Design Corp. (x)*	1,234	5,615
Immunomedics, Inc. (x)*	426	10,083
Karyopharm Therapeutics, Inc.*	161	2,735
Minerva Neurosciences, Inc.*	254	2,096
Myriad Genetics, Inc.*	270	10,090
NantKwest, Inc. (x)*	1,240	3,794
NewLink Genetics Corp. (x)*	944	4,493
Novavax, Inc. (x)*	7,149	9,580
Nymox Pharmaceutical Corp.*	664	2,231
OPKO Health, Inc. (x)*	11,120	52,264
PDL BioPharma, Inc.*	5,654	13,230
Portola Pharmaceuticals, Inc.*	163	6,157
Prothena Corp. plc*	1,395	20,339
Ra Pharmaceuticals, Inc.*	470	4,677
Spectrum Pharmaceuticals, Inc.*	276	5,785
Syndax Pharmaceuticals, Inc. (x)*	7	49
Synlogic, Inc. (x)*	528	5,190
United Therapeutics Corp.*	1,506	170,403

		688,387

Health Care Equipment & Supplies (3.0%)
AngioDynamics, Inc.*	1,239	27,555
Anika Therapeutics, Inc.*	500	16,000
Boston Scientific Corp.*	35,004	1,144,630
Cerus Corp.*	663	4,422
CONMED Corp.	553	40,480
Cooper Cos., Inc. (The)	4,298	1,011,963
CryoLife, Inc.*	396	11,029
FONAR Corp.*	174	4,620
Halyard Health, Inc.*	1,633	93,489
Hill-Rom Holdings, Inc.	8,447	737,760
Integer Holdings Corp.*	287	18,555
Integra LifeSciences Holdings Corp.*	4,281	275,739
Invacare Corp.	1,196	22,246
Lantheus Holdings, Inc.*	57	829
LivaNova plc*	2,579	257,436
Meridian Bioscience, Inc.	150	2,385
OraSure Technologies, Inc.*	78	1,285
Orthofix International NV*	5,508	312,965
Rockwell Medical, Inc. (x)*	256	1,262
RTI Surgical, Inc.*	1,553	7,144
SeaSpine Holdings Corp. (x)*	389	4,909
STERIS plc	7,559	793,770
Teleflex, Inc.	2,131	571,556
Utah Medical Products, Inc.	10	1,102
West Pharmaceutical Services, Inc.	1,972	195,800

		5,558,931

Health Care Providers & Services (1.5%)
AAC Holdings, Inc. (x)*	112	1,049
Acadia Healthcare Co., Inc.*	3,036	124,203
BioScrip, Inc.*	4,096	12,001
Brookdale Senior Living, Inc.*	6,522	59,285
Community Health Systems, Inc. (x)*	3,403	11,298
Cross Country Healthcare, Inc.*	1,216	13,680
Diplomat Pharmacy, Inc.*	399	10,198
Encompass Health Corp.	10,581	716,546
Envision Healthcare Corp.*	3,384	148,930
LifePoint Health, Inc.*	16,466	803,542
Magellan Health, Inc.*	856	82,133
MEDNAX, Inc.*	3,248	140,573
Molina Healthcare, Inc.*	3,360	329,078
National HealthCare Corp.	424	29,841
National Research Corp., Class A	25	935
Owens & Minor, Inc.	2,230	37,263
Patterson Cos., Inc. (x)	2,724	61,753
PetIQ, Inc. (x)*	74	1,988
Premier, Inc., Class A*	1,195	43,474
R1 RCM, Inc.*	155	1,345
Surgery Partners, Inc. (x)*	582	8,672
Triple-S Management Corp., Class B*	777	30,350
WellCare Health Plans, Inc.*	106	26,101

		2,694,238

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	5,432	65,184
Computer Programs & Systems, Inc. (x)	227	7,468
Cotiviti Holdings, Inc.*	229	10,106
Evolent Health, Inc., Class A (x)*	1,803	37,953
HMS Holdings Corp.*	464	10,032
Medidata Solutions, Inc.*	1,244	100,216
NantHealth, Inc. (x)*	660	2,185
Quality Systems, Inc.*	595	11,603

		244,747

Life Sciences Tools & Services (1.8%)
Bio-Rad Laboratories, Inc., Class A*	742	214,097
Bio-Techne Corp.	2,670	395,027
Bruker Corp.	2,103	61,071
Cambrex Corp.*	642	33,577
Charles River Laboratories International, Inc.*	6,007	674,346
Harvard Bioscience, Inc.*	1,134	6,067
ICON plc*	4,285	567,891
Luminex Corp.	893	26,370
NanoString Technologies, Inc.*	72	985
PerkinElmer, Inc.	13,360	978,352
QIAGEN NV*	7,775	281,144
Syneos Health, Inc.*	1,792	84,045

		3,322,972

See Notes to Financial Statements.

1370

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.5%)
Akorn, Inc.*	2,824	$46,850
Amphastar Pharmaceuticals, Inc.*	736	11,231
Aratana Therapeutics, Inc.*	130	553
Catalent, Inc.*	11,280	472,518
Cymabay Therapeutics, Inc.*	475	6,375
Depomed, Inc.*	523	3,488
Endo International plc*	7,311	68,943
Endocyte, Inc.*	267	3,685
Intra-Cellular Therapies, Inc.*	785	13,871
Jazz Pharmaceuticals plc*	163	28,085
Lannett Co., Inc. (x)*	1,098	14,933
Mallinckrodt plc (x)*	2,863	53,424
Medicines Co. (The) (x)*	201	7,377
Melinta Therapeutics, Inc.*	581	3,689
Menlo Therapeutics, Inc. (x)*	82	666
Phibro Animal Health Corp., Class A	67	3,085
Prestige Brands Holdings, Inc.*	1,851	71,041
Tetraphase Pharmaceuticals, Inc.*	1,986	7,090
Zogenix, Inc.*	324	14,321

		831,225

Total Health Care		13,340,500

Industrials (12.2%)
Aerospace & Defense (0.9%)
AAR Corp.	1,170	54,393
Cubic Corp.	230	14,766
Curtiss-Wright Corp.	1,417	168,651
Ducommun, Inc.*	364	12,045
Engility Holdings, Inc.*	665	20,376
Esterline Technologies Corp.*	906	66,863
Hexcel Corp.	2,464	163,560
Huntington Ingalls Industries, Inc.	221	47,911
KeyW Holding Corp. (The) (x)*	1,858	16,239
KLX, Inc.*	1,748	125,681
Kratos Defense & Security Solutions, Inc. (x)*	2,018	23,227
Maxar Technologies Ltd. (x)	1,971	99,575
Mercury Systems, Inc.*	799	30,410
Moog, Inc., Class A	1,013	78,973
National Presto Industries, Inc. (x)	167	20,708
Sparton Corp.*	143	2,716
Teledyne Technologies, Inc.*	3,632	722,986
Triumph Group, Inc.	1,640	32,144
Vectrus, Inc.*	344	10,602

		1,711,826

Air Freight & Logistics (1.1%)
Atlas Air Worldwide Holdings, Inc.*	800	57,360
Echo Global Logistics, Inc.*	51	1,492
Hub Group, Inc., Class A*	24,813	1,235,687
Park-Ohio Holdings Corp.	349	13,018
Radiant Logistics, Inc.*	1,304	5,099
XPO Logistics, Inc.*	6,606	661,789

		1,974,445

Airlines (0.9%)
Alaska Air Group, Inc.	7,964	480,946
Allegiant Travel Co.	3,785	525,926
Copa Holdings SA, Class A	1,078	102,000
Hawaiian Holdings, Inc.	1,756	63,128
JetBlue Airways Corp.*	11,136	211,361
SkyWest, Inc.	1,775	92,123
Spirit Airlines, Inc. (x)*	2,371	86,186

		1,561,670

Building Products (0.6%)
Allegion plc	5,760	445,593
Apogee Enterprises, Inc.	140	6,744
Armstrong Flooring, Inc.*	791	11,106
Caesarstone Ltd. (x)	797	12,035
Fortune Brands Home & Security, Inc.	2,977	159,835
Gibraltar Industries, Inc.*	1,100	41,250
Griffon Corp.	940	16,732
Insteel Industries, Inc.	78	2,605
Lennox International, Inc.	81	16,212
Masonite International Corp.*	52	3,736
Owens Corning	3,841	243,404
Quanex Building Products Corp.	1,167	20,948
Universal Forest Products, Inc.	279	10,217
USG Corp.*	2,859	123,280

		1,113,697

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	2,300	67,114
ACCO Brands Corp.	3,959	54,832
ADT, Inc. (x)	3,654	31,607
Brady Corp., Class A	1,618	62,374
Casella Waste Systems, Inc., Class A*	1,138	29,144
CECO Environmental Corp.	1,134	6,963
Clean Harbors, Inc.*	1,797	99,822
Ennis, Inc.	954	19,414
Essendant, Inc.	1,213	16,036
Heritage-Crystal Clean, Inc.*	475	9,548
Herman Miller, Inc.	325	11,018
InnerWorkings, Inc.*	1,372	11,923
Interface, Inc.	217	4,980
KAR Auction Services, Inc.	293	16,056
Kimball International, Inc., Class B	161	2,602
Knoll, Inc.	133	2,768
LSC Communications, Inc.	1,294	20,264
Matthews International Corp., Class A	1,081	63,563
Mobile Mini, Inc.	171	8,020
Multi-Color Corp.	479	30,967
NL Industries, Inc.*	371	3,228
Pitney Bowes, Inc.	3,270	28,024
Quad/Graphics, Inc.	1,139	23,725
RR Donnelley & Sons Co.	1,981	11,411
SP Plus Corp.*	550	20,460
Steelcase, Inc., Class A	2,928	39,528
Stericycle, Inc.*	2,904	189,601
Team, Inc. (x)*	969	22,384
Tetra Tech, Inc.	131	7,664
UniFirst Corp.	462	81,728
Viad Corp.	292	15,841
VSE Corp.	305	14,573

		1,027,182

See Notes to Financial Statements.

1371

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.2%)
AECOM*	16,507	$545,226
Aegion Corp.*	1,220	31,415
Ameresco, Inc., Class A*	628	7,536
Argan, Inc.	504	20,639
EMCOR Group, Inc.	533	40,604
Fluor Corp.	4,919	239,949
Granite Construction, Inc.	320	17,811
Great Lakes Dredge & Dock Corp.*	1,932	10,143
IES Holdings, Inc.*	354	5,930
Infrastructure and Energy Alternatives, Inc. (x)*	586	5,456
Jacobs Engineering Group, Inc.	14,773	937,937
KBR, Inc.	4,907	87,933
Northwest Pipe Co.*	354	6,857
Orion Group Holdings, Inc.*	553	4,568
Primoris Services Corp.	452	12,308
Quanta Services, Inc.*	3,715	124,081
Sterling Construction Co., Inc.*	773	10,072
Tutor Perini Corp.*	1,179	21,753
Valmont Industries, Inc.	772	116,379
Willscot Corp. (x)*	334	4,943

		2,251,540

Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,427	165,346
AZZ, Inc.	610	26,505
Babcock & Wilcox Enterprises, Inc.*	1,107	2,635
Encore Wire Corp.	756	35,872
EnerSys	507	37,842
Enphase Energy, Inc. (x)*	2,993	20,143
FuelCell Energy, Inc.*	2,735	3,610
GrafTech International Ltd.	1,347	24,233
Hubbell, Inc.	2,446	258,640
nVent Electric plc*	5,633	141,388
Powell Industries, Inc.	345	12,016
Preformed Line Products Co.	127	11,275
Regal Beloit Corp.	1,531	125,236
Sensata Technologies Holding plc*	2,693	128,133
Sunrun, Inc. (x)*	3,300	43,395
Thermon Group Holdings, Inc.*	788	18,022
Vicor Corp.*	86	3,745
Vivint Solar, Inc.*	1,022	5,059

		1,063,095

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,089	226,260

Machinery (3.1%)
Actuant Corp., Class A	1,075	31,551
AGCO Corp.	2,330	141,478
Alamo Group, Inc.	43	3,885
Altra Industrial Motion Corp.	487	20,990
American Railcar Industries, Inc. (x)	254	10,028
Astec Industries, Inc.	412	24,638
Barnes Group, Inc.	1,486	87,525
Blue Bird Corp.*	228	5,096
Briggs & Stratton Corp.	1,512	26,626
Chart Industries, Inc.*	603	37,193
CIRCOR International, Inc.	569	21,030
Colfax Corp.*	25,526	782,371
Columbus McKinnon Corp.	295	12,791
Crane Co.	7,727	619,164
Donaldson Co., Inc.	299	13,491
Eastern Co. (The)	221	6,199
EnPro Industries, Inc.	646	45,188
ESCO Technologies, Inc.	877	50,603
Federal Signal Corp.	108	2,515
Flowserve Corp.	4,586	185,274
Franklin Electric Co., Inc.	107	4,826
FreightCar America, Inc.	444	7,455
Gardner Denver Holdings, Inc.*	2,490	73,181
Gates Industrial Corp. plc*	1,532	24,926
Gencor Industries, Inc.*	304	4,910
Global Brass & Copper Holdings, Inc.	48	1,505
Gorman-Rupp Co. (The)	476	16,660
Graham Corp.	362	9,343
Greenbrier Cos., Inc. (The)	1,098	57,920
Hurco Cos., Inc.	234	10,472
Hyster-Yale Materials Handling, Inc.	356	22,873
IDEX Corp.	161	21,973
ITT, Inc.	3,059	159,894
Kennametal, Inc.	1,080	38,772
LB Foster Co., Class A*	308	7,069
Lydall, Inc.*	492	21,476
Manitowoc Co., Inc. (The)*	1,202	31,084
Middleby Corp. (The)*	794	82,909
Milacron Holdings Corp.*	2,139	40,491
Miller Industries, Inc.	376	9,607
Mueller Water Products, Inc., Class A	2,234	26,182
Navistar International Corp.*	1,619	65,926
NN, Inc.	940	17,766
Nordson Corp.	132	16,950
Oshkosh Corp.	2,576	181,144
Parker-Hannifin Corp.	1,828	284,894
Pentair plc	5,627	236,784
REV Group, Inc. (x)	845	14,373
Rexnord Corp.*	17,660	513,199
Snap-on, Inc.	1,968	316,297
SPX Corp.*	265	9,288
SPX FLOW, Inc.*	10,197	446,323
Standex International Corp.	101	10,322
Terex Corp.	2,375	100,201
Timken Co. (The)	2,531	110,225
Titan International, Inc.	1,909	20,484
TriMas Corp.*	1,700	49,980
Trinity Industries, Inc.	5,147	176,336
Twin Disc, Inc.*	328	8,141
Wabash National Corp.	1,540	28,736
WABCO Holdings, Inc.*	1,744	204,083
Wabtec Corp.	1,929	190,161
Watts Water Technologies, Inc., Class A	434	34,026

		5,836,803

See Notes to Financial Statements.

1372

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.8%)
Costamare, Inc.	1,954	$15,593
Eagle Bulk Shipping, Inc.*	1,526	8,301
Genco Shipping & Trading Ltd.*	274	4,247
Kirby Corp.*	16,310	1,363,516
Matson, Inc.	816	31,318
Safe Bulkers, Inc.*	1,827	6,212
Scorpio Bulkers, Inc.	2,178	15,464

		1,444,651

Professional Services (0.6%)
Acacia Research Corp.*	1,788	7,420
CBIZ, Inc.*	1,848	42,504
CRA International, Inc.	191	9,720
Dun & Bradstreet Corp. (The)	735	90,148
FTI Consulting, Inc.*	1,307	79,047
GP Strategies Corp.*	405	7,128
Hill International, Inc.*	115	679
Huron Consulting Group, Inc.*	812	33,211
ICF International, Inc.	556	39,504
Kelly Services, Inc., Class A	1,109	24,897
ManpowerGroup, Inc.	2,302	198,110
Mistras Group, Inc.*	131	2,473
Navigant Consulting, Inc.*	1,553	34,383
Resources Connection, Inc.	699	11,813
Robert Half International, Inc.	6,619	430,897
TrueBlue, Inc.*	1,429	38,512

		1,050,446

Road & Rail (0.8%)
AMERCO	245	87,257
ArcBest Corp.	819	37,428
Avis Budget Group, Inc.*	5,267	171,178
Covenant Transportation Group, Inc., Class A*	454	14,301
Daseke, Inc.*	1,403	13,932
Genesee & Wyoming, Inc., Class A*	1,644	133,690
Hertz Global Holdings, Inc. (x)*	1,987	30,481
Knight-Swift Transportation Holdings, Inc.	4,517	172,595
Marten Transport Ltd.	742	17,400
Old Dominion Freight Line, Inc.	3,364	501,100
Ryder System, Inc.	1,822	130,929
Schneider National, Inc., Class B	1,384	38,074
Werner Enterprises, Inc.	925	34,734
YRC Worldwide, Inc.*	982	9,869

		1,392,968

Trading Companies & Distributors (0.8%)
Air Lease Corp.	3,139	131,744
Aircastle Ltd.	15,384	315,371
Beacon Roofing Supply, Inc.*	4,209	179,388
BMC Stock Holdings, Inc.*	2,272	47,371
CAI International, Inc.*	344	7,995
DXP Enterprises, Inc.*	146	5,577
Foundation Building Materials, Inc.*	358	5,506
GATX Corp. (x)	1,306	96,944
H&E Equipment Services, Inc.	236	8,876
HD Supply Holdings, Inc.*	4,559	195,535
Lawson Products, Inc.*	56	1,364
MRC Global, Inc.*	1,351	29,276
MSC Industrial Direct Co., Inc., Class A	860	72,971
Nexeo Solutions, Inc.*	1,028	9,386
NOW, Inc.*	3,631	48,401
Rush Enterprises, Inc., Class A*	569	24,683
Rush Enterprises, Inc., Class B*	111	4,873
Textainer Group Holdings Ltd.*	972	15,455
Titan Machinery, Inc.*	689	10,714
Triton International Ltd.	1,714	52,551
Univar, Inc.*	3,425	89,872
Veritiv Corp.*	410	16,339
Watsco, Inc.	221	39,400
WESCO International, Inc.*	1,645	93,930
Willis Lease Finance Corp.*	103	3,254

		1,506,776

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	2,786	117,569
Wesco Aircraft Holdings, Inc.*	1,368	15,390

		132,959

Total Industrials		22,294,318

Information Technology (11.0%)
Communications Equipment (1.5%)
Acacia Communications, Inc. (x)*	816	28,405
ADTRAN, Inc.	1,562	23,196
Applied Optoelectronics, Inc. (x)*	153	6,870
ARRIS International plc*	6,099	149,090
Calix, Inc.*	726	5,663
Casa Systems, Inc.*	158	2,580
Ciena Corp.*	4,973	131,834
CommScope Holding Co., Inc.*	16,302	476,100
Comtech Telecommunications Corp.	855	27,257
DASAN Zhone Solutions, Inc.*	379	3,699
Digi International, Inc.*	963	12,712
EchoStar Corp., Class A*	1,655	73,482
Finisar Corp. (x)*	3,993	71,874
Harmonic, Inc.*	2,824	12,002
Infinera Corp.*	5,331	52,937
InterDigital, Inc.	665	53,799
Juniper Networks, Inc.	25,098	688,186
KVH Industries, Inc.*	522	6,995
NETGEAR, Inc.*	840	52,500
NetScout Systems, Inc.*	2,936	87,199
Oclaro, Inc.*	5,852	52,258
Plantronics, Inc.	5,849	445,986
Ribbon Communications, Inc.*	1,848	13,158
ViaSat, Inc. (x)*	1,893	124,408
Viavi Solutions, Inc.*	5,248	53,740

		2,655,930

Electronic Equipment, Instruments & Components (3.5%)
Amphenol Corp., Class A	5,189	452,221
Anixter International, Inc.*	1,015	64,250
Arrow Electronics, Inc.*	3,045	229,228
Avnet, Inc.	16,450	705,540
AVX Corp.	1,671	26,185
Bel Fuse, Inc., Class B	301	6,291
Belden, Inc.	6,048	369,654

See Notes to Financial Statements.

1373

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Benchmark Electronics, Inc.	1,649	$48,068
Coherent, Inc.*	244	38,166
Control4 Corp.*	524	12,738
CTS Corp.	1,176	42,336
Daktronics, Inc.	1,192	10,144
Dolby Laboratories, Inc., Class A	2,110	130,166
Electro Scientific Industries, Inc. (x)*	1,179	18,593
Fabrinet*	1,253	46,223
FARO Technologies, Inc.*	31	1,685
Fitbit, Inc., Class A*	5,617	36,679
FLIR Systems, Inc.	21,623	1,123,746
Insight Enterprises, Inc.*	738	36,110
Jabil, Inc.	5,861	162,115
KEMET Corp.*	1,936	46,754
Keysight Technologies, Inc.*	11,521	680,085
Kimball Electronics, Inc.*	1,000	18,300
Knowles Corp.*	2,932	44,860
Littelfuse, Inc.	2,214	505,191
Maxwell Technologies, Inc. (x)*	1,457	7,576
Methode Electronics, Inc.	655	26,397
MTS Systems Corp.	611	32,169
National Instruments Corp.	725	30,436
OSI Systems, Inc.*	363	28,071
Park Electrochemical Corp.	249	5,774
PC Connection, Inc.	396	13,147
Plexus Corp.*	1,131	67,340
Rogers Corp.*	301	33,549
Sanmina Corp.*	22,633	663,147
ScanSource, Inc.*	923	37,197
SYNNEX Corp.	1,058	102,108
Systemax, Inc.	92	3,158
Tech Data Corp.*	1,331	109,302
Trimble, Inc.*	8,719	286,332
TTM Technologies, Inc.*	3,254	57,368
VeriFone Systems, Inc.*	1,373	31,332
Vishay Intertechnology, Inc.	4,609	106,929
Vishay Precision Group, Inc.*	86	3,281

		6,499,941

Internet Software & Services (0.2%)
Blucora, Inc.*	452	16,724
Cars.com, Inc.*	2,528	71,770
Leaf Group Ltd.*	97	1,052
Liquidity Services, Inc.*	842	5,515
LogMeIn, Inc.	610	62,983
Meet Group, Inc. (The)*	2,370	10,618
Telaria, Inc.*	978	3,951
Web.com Group, Inc.*	160	4,136
Zillow Group, Inc., Class A*	540	32,265
Zillow Group, Inc., Class C (x)*	1,104	65,202

		274,216

IT Services (3.5%)
Acxiom Corp.*	12,670	379,467
Amdocs Ltd.	10,745	711,211
Booz Allen Hamilton Holding Corp.	18,899	826,452
Broadridge Financial Solutions, Inc.	2,955	340,121
CACI International, Inc., Class A*	855	144,110
Cardtronics plc, Class A*	263	6,359
Conduent, Inc.*	64,803	1,177,470
Convergys Corp.	3,127	76,424
CoreLogic, Inc.*	1,068	55,429
CSG Systems International, Inc.	218	8,910
Euronet Worldwide, Inc.*	857	71,791
Evertec, Inc.	430	9,396
Evo Payments, Inc., Class A*	1,400	28,812
Fidelity National Information Services, Inc.	6,287	666,611
Genpact Ltd.	3,315	95,903
Information Services Group, Inc.*	621	2,546
Leidos Holdings, Inc.	5,019	296,121
ManTech International Corp., Class A	898	48,169
MoneyGram International, Inc.*	975	6,523
Perficient, Inc.*	723	19,066
Perspecta, Inc.	4,995	102,647
Presidio, Inc. (x)*	1,095	14,345
Sabre Corp.	1,618	39,868
Sykes Enterprises, Inc.*	1,342	38,623
Teradata Corp.*	1,235	49,585
Travelport Worldwide Ltd.	3,647	67,615
Unisys Corp. (x)*	655	8,450
Worldpay, Inc.*	12,867	1,052,262

		6,344,286

Semiconductors & Semiconductor Equipment (1.1%)
Alpha & Omega Semiconductor Ltd.*	730	10,395
Ambarella, Inc. (x)*	713	27,529
Amkor Technology, Inc.*	3,587	30,812
Axcelis Technologies, Inc.*	1,094	21,661
AXT, Inc.*	1,323	9,327
CEVA, Inc.*	119	3,594
Cirrus Logic, Inc.*	2,088	80,033
Cohu, Inc.	846	20,735
Cree, Inc.*	3,504	145,661
Cypress Semiconductor Corp.	3,866	60,232
Diodes, Inc.*	1,040	35,849
Entegris, Inc.	13,052	442,464
First Solar, Inc.*	2,872	151,240
FormFactor, Inc.*	2,316	30,803
Kopin Corp. (x)*	201	575
MACOM Technology Solutions Holdings, Inc. (x)*	11,673	268,946
Marvell Technology Group Ltd.	13,961	299,324
NeoPhotonics Corp. (x)*	1,276	7,949
NVE Corp.	16	1,948
PDF Solutions, Inc.*	858	10,279
Photronics, Inc.*	2,566	20,464
Rambus, Inc.*	3,678	46,122
Semtech Corp.*	178	8,375
Sigma Designs, Inc.*	161	982
SunPower Corp. (x)*	1,402	10,753
Synaptics, Inc.*	1,093	55,054
Teradyne, Inc.	5,623	214,068
Ultra Clean Holdings, Inc.*	1,328	22,045
Veeco Instruments, Inc.*	1,728	24,624
Xcerra Corp.*	299	4,177
Xperi Corp.	1,330	21,413

		2,087,433

See Notes to Financial Statements.

1374

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Software (1.0%)
ACI Worldwide, Inc.*	217	$5,353
Agilysys, Inc.*	283	4,387
American Software, Inc., Class A	452	6,586
Aspen Technology, Inc.*	132	12,242
Avaya Holdings Corp.*	3,632	72,931
Digimarc Corp. (x)*	28	750
FireEye, Inc. (x)*	40,073	616,722
MicroStrategy, Inc., Class A*	330	42,158
Monotype Imaging Holdings, Inc.	829	16,829
Nuance Communications, Inc.*	10,314	143,210
Rosetta Stone, Inc.*	568	9,105
SecureWorks Corp., Class A (x)*	286	3,561
SS&C Technologies Holdings, Inc.	531	27,559
Telenav, Inc.*	588	3,293
TiVo Corp.	4,140	55,683
Ultimate Software Group, Inc. (The)*	2,024	520,795
Verint Systems, Inc.*	2,215	98,235
Zynga, Inc., Class A*	26,824	109,174

		1,748,573

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	3,611	49,868
Avid Technology, Inc.*	530	2,756
Cray, Inc.*	1,164	28,634
Diebold Nixdorf, Inc. (x)	2,647	31,632
Electronics For Imaging, Inc.*	1,549	50,435
NCR Corp.*	730	21,885
Stratasys Ltd. (x)*	1,753	33,552
Super Micro Computer, Inc.*	1,104	26,110
Xerox Corp.	7,821	187,705

		432,577

Total Information Technology		20,042,956

Materials (6.4%)
Chemicals (2.7%)
AdvanSix, Inc.*	692	25,348
AgroFresh Solutions, Inc. (x)*	1,221	8,559
American Vanguard Corp.	1,039	23,845
Ashland Global Holdings, Inc.	10,332	807,755
Axalta Coating Systems Ltd.*	44,770	1,356,978
Cabot Corp.	2,180	134,659
CF Industries Holdings, Inc.	8,180	363,192
Flotek Industries, Inc.*	1,736	5,607
FutureFuel Corp.	979	13,716
Hawkins, Inc.	313	11,065
HB Fuller Co.	459	24,639
Huntsman Corp.	7,643	223,176
Innophos Holdings, Inc.	579	27,560
Innospec, Inc.	878	67,211
Intrepid Potash, Inc. (x)*	2,932	12,021
KMG Chemicals, Inc.	50	3,689
Koppers Holdings, Inc.*	199	7,632
Kraton Corp.*	86	3,968
LSB Industries, Inc. (x)*	764	4,049
Minerals Technologies, Inc.	1,231	92,756
NewMarket Corp.	17	6,877
Olin Corp.	5,849	167,983
Platform Specialty Products Corp.*	3,894	45,170
PolyOne Corp.	146	6,310
PQ Group Holdings, Inc.*	1,273	22,914
Rayonier Advanced Materials, Inc.	1,778	30,386
RPM International, Inc.	9,086	529,896
Scotts Miracle-Gro Co. (The)	716	59,543
Sensient Technologies Corp.	700	50,085
Stepan Co.	706	55,075
Trecora Resources*	820	12,177
Tredegar Corp.	852	20,022
Trinseo SA	490	34,766
Tronox Ltd., Class A	1,755	34,538
Valhi, Inc.	768	3,656
Valvoline, Inc.	30,173	650,832
WR Grace & Co.	595	43,619

		4,991,274

Construction Materials (0.3%)
Eagle Materials, Inc.	4,630	486,011
United States Lime & Minerals, Inc.	58	4,866

		490,877

Containers & Packaging (1.6%)
AptarGroup, Inc.	7,871	734,994
Ardagh Group SA	639	10,620
Bemis Co., Inc.	3,182	134,312
Berry Global Group, Inc.*	16,353	751,258
Graphic Packaging Holding Co.	8,999	130,575
Greif, Inc., Class A	819	43,317
Greif, Inc., Class B	175	10,080
Owens-Illinois, Inc.*	5,656	95,077
Sealed Air Corp.	9,772	414,821
Silgan Holdings, Inc.	1,796	48,187
Sonoco Products Co.	3,458	181,545
UFP Technologies, Inc.*	221	6,818
WestRock Co.	7,148	407,579

		2,969,183

Metals & Mining (1.6%)
AK Steel Holding Corp. (x)*	10,746	46,638
Alcoa Corp.*	6,556	307,345
Allegheny Technologies, Inc.*	4,374	109,875
Carpenter Technology Corp.	1,624	85,374
Century Aluminum Co.*	1,753	27,610
Cleveland-Cliffs, Inc. (x)*	8,742	73,695
Coeur Mining, Inc.*	5,342	40,599
Commercial Metals Co.	21,994	464,293
Compass Minerals International, Inc. (x)	108	7,101
Gold Resource Corp.	245	1,615
Haynes International, Inc.	458	16,827
Hecla Mining Co.	13,793	48,000
Kaiser Aluminum Corp.	279	29,047
Klondex Mines Ltd.*	1,712	3,955
Materion Corp.	745	40,342
Olympic Steel, Inc.	327	6,674
Ramaco Resources, Inc. (x)*	204	1,420
Reliance Steel & Aluminum Co.	9,304	814,471
Royal Gold, Inc.	1,348	125,148

See Notes to Financial Statements.

1375

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Schnitzer Steel Industries, Inc., Class A	890	$29,993
Steel Dynamics, Inc.	6,731	309,289
SunCoke Energy, Inc.*	2,160	28,944
Synalloy Corp.	273	5,446
Tahoe Resources, Inc.	5,750	28,290
TimkenSteel Corp.*	1,493	24,411
United States Steel Corp.	6,181	214,790
Universal Stainless & Alloy Products, Inc.*	235	5,562
Warrior Met Coal, Inc. (x)	1,200	33,084
Worthington Industries, Inc.	123	5,162

		2,935,000

Paper & Forest Products (0.2%)
Boise Cascade Co.	82	3,665
Clearwater Paper Corp.*	604	13,952
Domtar Corp.	2,185	104,312
Louisiana-Pacific Corp.	4,325	117,728
Neenah, Inc.	104	8,824
PH Glatfelter Co.	1,429	27,994
Schweitzer-Mauduit International, Inc.	843	36,856
Verso Corp., Class A*	1,149	25,002

		338,333

Total Materials		11,724,667

Real Estate (10.7%)
Equity Real Estate Investment Trusts (REITs) (10.1%)
Acadia Realty Trust (REIT)	2,815	77,047
Agree Realty Corp. (REIT)	1,057	55,778
Alexander & Baldwin, Inc. (REIT)	2,379	55,907
Alexandria Real Estate Equities, Inc. (REIT)	4,714	594,764
American Assets Trust, Inc. (REIT)	1,323	50,658
American Campus Communities, Inc. (REIT)	28,457	1,220,235
American Homes 4 Rent (REIT), Class A	8,949	198,489
Apartment Investment & Management Co. (REIT), Class A	5,500	232,650
Apple Hospitality REIT, Inc. (REIT)	7,640	136,603
Armada Hoffler Properties, Inc. (REIT)	965	14,379
Ashford Hospitality Trust, Inc. (REIT)	2,842	23,020
Bluerock Residential Growth REIT, Inc. (REIT) (x)	903	8,055
Braemar Hotels & Resorts, Inc. (REIT)	1,064	12,151
Brandywine Realty Trust (REIT)	6,165	104,065
Brixmor Property Group, Inc. (REIT)	10,590	184,584
BRT Apartments Corp. (REIT)	290	3,698
Camden Property Trust (REIT)	3,127	284,964
CareTrust REIT, Inc. (REIT)	2,486	41,491
CatchMark Timber Trust, Inc. (REIT), Class A	1,584	20,164
CBL & Associates Properties, Inc. (REIT) (x)	5,647	31,454
Cedar Realty Trust, Inc. (REIT)	3,164	14,934
Chatham Lodging Trust (REIT)	1,674	35,522
Chesapeake Lodging Trust (REIT)	2,157	68,247
City Office REIT, Inc. (REIT)	944	12,112
Colony Capital, Inc. (REIT)	16,150	100,776
Columbia Property Trust, Inc. (REIT)	4,155	94,360
Community Healthcare Trust, Inc. (REIT)	546	16,309
CoreCivic, Inc. (REIT)	4,143	98,976
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	426	16,018
CorePoint Lodging, Inc. (REIT)*	1,400	36,260
Corporate Office Properties Trust (REIT)	3,544	102,741
Cousins Properties, Inc. (REIT)	14,719	142,627
CubeSmart (REIT)	40,863	1,316,605
CyrusOne, Inc. (REIT)	3,435	200,467
DCT Industrial Trust, Inc. (REIT)	3,306	220,609
DDR Corp. (REIT)	5,353	95,819
DiamondRock Hospitality Co. (REIT)	6,982	85,739
Douglas Emmett, Inc. (REIT)	5,629	226,173
Duke Realty Corp. (REIT)	12,546	364,210
Easterly Government Properties, Inc. (REIT)	1,207	23,850
Education Realty Trust, Inc. (REIT)	2,655	110,183
Empire State Realty Trust, Inc. (REIT), Class A	4,802	82,114
EPR Properties (REIT)	2,582	167,288
Equity Commonwealth (REIT)*	4,139	130,379
Farmland Partners, Inc. (REIT) (x)	1,231	10,833
First Industrial Realty Trust, Inc. (REIT)	3,411	113,723
Forest City Realty Trust, Inc. (REIT), Class A	7,486	170,756
Four Corners Property Trust, Inc. (REIT)	710	17,487
Franklin Street Properties Corp. (REIT)	3,876	33,179
Front Yard Residential Corp. (REIT)	1,561	16,266
Gaming and Leisure Properties, Inc. (REIT)	4,534	162,317
GEO Group, Inc. (The) (REIT)	3,344	92,094
Getty Realty Corp. (REIT)	1,149	32,367
Gladstone Commercial Corp. (REIT)	938	18,028
Gladstone Land Corp. (REIT) (x)	406	5,144
Global Medical REIT, Inc. (REIT)	621	5,502
Global Net Lease, Inc. (REIT)	2,315	47,295
Government Properties Income Trust (REIT)	3,363	53,304

See Notes to Financial Statements.

1376

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gramercy Property Trust (REIT)	5,585	$152,582
Healthcare Realty Trust, Inc. (REIT)	4,331	125,945
Healthcare Trust of America, Inc. (REIT), Class A	7,161	193,061
Hersha Hospitality Trust (REIT)	1,229	26,362
Highwoods Properties, Inc. (REIT)	8,490	430,698
Hospitality Properties Trust (REIT)	5,707	163,277
Hudson Pacific Properties, Inc. (REIT)	4,747	168,186
Independence Realty Trust, Inc. (REIT)	3,127	32,239
Industrial Logistics Properties Trust (REIT)	689	15,399
InfraREIT, Inc. (REIT)	1,593	35,317
Innovative Industrial Properties, Inc. (REIT)	222	8,130
Investors Real Estate Trust (REIT)	4,306	23,812
Iron Mountain, Inc. (REIT)	9,960	348,700
iStar, Inc. (REIT)*	50,080	540,363
JBG SMITH Properties (REIT)	3,590	130,927
Jernigan Capital, Inc. (REIT)	477	9,092
Kilroy Realty Corp. (REIT)	3,409	257,857
Kimco Realty Corp. (REIT)	14,255	242,192
Kite Realty Group Trust (REIT)	2,848	48,644
Lamar Advertising Co. (REIT), Class A	266	18,170
LaSalle Hotel Properties (REIT)	3,864	132,265
Lexington Realty Trust (REIT)	7,445	64,995
Liberty Property Trust (REIT)	5,182	229,718
Life Storage, Inc. (REIT)	1,516	147,522
LTC Properties, Inc. (REIT)	1,362	58,212
Macerich Co. (The) (REIT)	4,768	270,965
Mack-Cali Realty Corp. (REIT)	3,156	64,004
MedEquities Realty Trust, Inc. (REIT)	746	8,221
Medical Properties Trust, Inc. (REIT)	12,746	178,954
Mid-America Apartment Communities, Inc. (REIT)	8,096	815,023
Monmouth Real Estate Investment Corp. (REIT)	2,307	38,135
National Health Investors, Inc. (REIT)	809	59,607
National Retail Properties, Inc. (REIT)	5,375	236,285
National Storage Affiliates Trust (REIT)	1,549	47,740
New Senior Investment Group, Inc. (REIT)	2,589	19,599
NexPoint Residential Trust, Inc. (REIT)	615	17,497
NorthStar Realty Europe Corp. (REIT)	1,624	23,532
Omega Healthcare Investors, Inc. (REIT)	6,303	195,393
One Liberty Properties, Inc. (REIT)	553	14,605
Outfront Media, Inc. (REIT)	4,850	94,333
Paramount Group, Inc. (REIT)	7,277	112,066
Park Hotels & Resorts, Inc. (REIT)	7,043	215,727
Pebblebrook Hotel Trust (REIT)	11,909	462,069
Pennsylvania REIT (REIT) (x)	1,243	13,661
Physicians Realty Trust (REIT)	6,328	100,868
Piedmont Office Realty Trust, Inc. (REIT), Class A	4,485	89,386
PotlatchDeltic Corp. (REIT)	2,146	109,124
Preferred Apartment Communities, Inc. (REIT), Class A	1,393	23,667
PS Business Parks, Inc. (REIT)	218	28,013
QTS Realty Trust, Inc. (REIT), Class A	955	37,723
Quality Care Properties, Inc. (REIT)*	3,286	70,682
Ramco-Gershenson Properties Trust (REIT)	2,930	38,705
Rayonier, Inc. (REIT)	4,524	175,034
Regency Centers Corp. (REIT)	5,339	331,445
Retail Opportunity Investments Corp. (REIT)	3,857	73,900
Retail Properties of America, Inc. (REIT), Class A	7,556	96,566
Rexford Industrial Realty, Inc. (REIT)	2,799	87,861
RLJ Lodging Trust (REIT)	6,061	133,645
Sabra Health Care REIT, Inc. (REIT)	6,189	134,487
Safety Income & Growth, Inc. (REIT)	292	5,539
Saul Centers, Inc. (REIT)	52	2,786
Select Income REIT (REIT)	2,281	51,254
Senior Housing Properties Trust (REIT)	8,256	149,351
Seritage Growth Properties (REIT), Class A (x)	1,123	47,649
Spirit MTA REIT (REIT)*	1,694	17,448
Spirit Realty Capital, Inc. (REIT)	15,004	120,482
STAG Industrial, Inc. (REIT)	3,401	92,609
STORE Capital Corp. (REIT)	6,207	170,072
Summit Hotel Properties, Inc. (REIT)	3,550	50,801
Sun Communities, Inc. (REIT)	2,750	269,170
Sunstone Hotel Investors, Inc. (REIT)	7,871	130,816
Terreno Realty Corp. (REIT)	1,908	71,874
Tier REIT, Inc. (REIT)	1,767	42,019
UMH Properties, Inc. (REIT)	218	3,346
Uniti Group, Inc. (REIT)	5,782	115,813
Urban Edge Properties (REIT)	3,183	72,795
Urstadt Biddle Properties, Inc. (REIT), Class A	987	22,336
VEREIT, Inc. (REIT)	33,911	252,298
VICI Properties, Inc. (REIT)	9,567	197,463
Washington Prime Group, Inc. (REIT)	6,510	52,796
Washington REIT (REIT)	2,724	82,619
Weingarten Realty Investors (REIT)	4,197	129,310

See Notes to Financial Statements.

1377

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Whitestone REIT (REIT)	1,446	$18,046
WP Carey, Inc. (REIT)	3,727	247,286
Xenia Hotels & Resorts, Inc. (REIT)	3,750	91,350

		18,420,284

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA*	324	9,451
Consolidated-Tomoka Land Co.	88	5,413
Forestar Group, Inc. (x)*	371	7,698
FRP Holdings, Inc. (x)*	193	12,497
Howard Hughes Corp. (The)*	812	107,590
Jones Lang LaSalle, Inc.	4,129	685,372
Kennedy-Wilson Holdings, Inc.	2,146	45,388
RE/MAX Holdings, Inc., Class A	633	33,201
Realogy Holdings Corp. (x)	4,452	101,506
St Joe Co. (The)*	1,294	23,227
Stratus Properties, Inc.*	208	6,354
Tejon Ranch Co.*	729	17,715
Transcontinental Realty Investors, Inc.*	82	2,743

		1,058,155

Total Real Estate		19,478,439

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	379	20,000
Cincinnati Bell, Inc.*	1,525	23,943
Consolidated Communications Holdings, Inc. (x)	2,400	29,664
Frontier Communications Corp. (x)	2,887	15,474
Hawaiian Telcom Holdco, Inc.*	216	6,247
Intelsat SA*	1,499	24,973
Iridium Communications, Inc.*	3,145	50,635
pdvWireless, Inc. (x)*	368	9,182
Windstream Holdings, Inc.*	1,340	7,062
Zayo Group Holdings, Inc.*	14,109	514,695

		701,875

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc. (x)*	3,040	11,856
Spok Holdings, Inc.	749	11,272
Telephone & Data Systems, Inc.	3,388	92,899
United States Cellular Corp.*	414	15,335

		131,362

Total Telecommunication Services		833,237

Utilities (5.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	1,790	138,564
Alliant Energy Corp.	8,135	344,273
El Paso Electric Co.	1,407	83,154
Fortis, Inc.	7,351	234,350
Hawaiian Electric Industries, Inc.	3,784	129,791
IDACORP, Inc.	1,755	161,881
MGE Energy, Inc.	1,202	75,786
OGE Energy Corp.	6,994	246,259
Otter Tail Corp.	1,365	64,974
Pinnacle West Capital Corp.	3,922	315,956
PNM Resources, Inc.	2,764	107,520
Portland General Electric Co.	3,113	133,112

		2,035,620

Gas Utilities (1.6%)
Atmos Energy Corp.	3,826	344,876
Chesapeake Utilities Corp.	507	40,535
National Fuel Gas Co.	2,845	150,671
New Jersey Resources Corp.	2,811	125,792
Northwest Natural Gas Co.	986	62,907
ONE Gas, Inc.	1,814	135,578
RGC Resources, Inc.	279	8,141
South Jersey Industries, Inc. (x)	2,544	85,148
Southwest Gas Holdings, Inc.	1,678	127,981
Spire, Inc.	1,739	122,860
UGI Corp.	29,141	1,517,372
WGL Holdings, Inc.	1,787	158,596

		2,880,457

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp. (x)*	3,566	7,845
NRG Energy, Inc.	11,029	338,590
NRG Yield, Inc., Class A	1,152	19,642
NRG Yield, Inc., Class C	2,341	40,265
Ormat Technologies, Inc.	1,385	73,668
Pattern Energy Group, Inc., Class A (x)	2,792	52,350
TerraForm Power, Inc., Class A	2,077	24,301
Vistra Energy Corp.*	14,368	339,947

		896,608

Multi-Utilities (1.3%)
Avista Corp.	2,282	120,170
Black Hills Corp.	1,864	114,095
CMS Energy Corp.	14,656	692,936
MDU Resources Group, Inc.	6,808	195,253
NiSource, Inc.	27,407	720,256
NorthWestern Corp.	1,647	94,291
SCANA Corp.	4,995	192,407
Unitil Corp.	538	27,460
Vectren Corp.	2,919	208,563

		2,365,431

Water Utilities (0.6%)
American States Water Co.	375	21,435
American Water Works Co., Inc.	7,765	662,976
Aqua America, Inc.	6,240	219,523
AquaVenture Holdings Ltd.*	455	7,089
Artesian Resources Corp., Class A	290	11,243
Cadiz, Inc. (x)*	838	10,978
California Water Service Group	1,524	59,360
Connecticut Water Service, Inc.	422	27,565
Consolidated Water Co. Ltd.	499	6,437
Middlesex Water Co.	67	2,825
SJW Group	207	13,708
York Water Co. (The)	79	2,512

		1,045,651

Total Utilities		9,223,767

Total Common Stocks (96.6%) (Cost $138,525,017)		176,057,080

See Notes to Financial Statements.

1378

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	335,597	$335,664

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $500,088, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $510,000. (xx)	$500,000	500,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $800,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $816,000. (xx)	800,000	800,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $204,000. (xx)	200,000	200,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $600,254, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $632,573. (xx)	600,000	600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,001. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,017, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $200,033, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $204,001. (xx)	200,000	200,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $200,037, collateralized by various Common Stocks; total market value $222,439. (xx)	200,000	200,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,389,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,417,213. (xx)	1,388,791	1,388,791
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $800,139, collateralized by various Common Stocks; total market value $890,313. (xx)	800,000	800,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $700,121, collateralized by various Common Stocks; total market value $779,024. (xx)	700,000	700,000

Total Repurchase Agreements		5,588,791

Total Short-Term Investments (3.3%) (Cost $5,924,364)		5,924,455

Total Investments in Securities (99.9%) (Cost $144,449,381)		181,981,535
Other Assets Less Liabilities (0.1%)		159,908

Net Assets (100%)		$182,141,443

See Notes to Financial Statements.

1379

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $5,928,371. This was secured by cash collateral of $5,588,791 which was subsequently invested in joint repurchase agreements with a total value of $5,588,791, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $544,797 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/26/18 - 2/15/48.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investment in companies which were affiliates for six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A*	302	6,750	—	—	—	(816)	5,934	—	—
PennyMac Mortgage Investment Trust (REIT)	2,116	41,958	—	(8,307)	362	6,170	40,183	995	—

Total		48,708	—	(8,307)	362	5,354	46,117	995	—

Futures contracts outstanding as of June 30, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	5	9/2018	USD	411,875	(2,835)
S&P Midcap 400 E-Mini Index	6	9/2018	USD	1,173,660	(26,920)

					(29,755)

See Notes to Financial Statements.

1380

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,985,391	$—	$—	$20,985,391
Consumer Staples	7,711,981	3,233	—	7,715,214
Energy	10,493,036	—	—	10,493,036
Financials	39,925,555	—	—	39,925,555
Health Care	13,340,500	—	—	13,340,500
Industrials	22,288,119	6,199	—	22,294,318
Information Technology	20,042,956	—	—	20,042,956
Materials	11,724,667	—	—	11,724,667
Real Estate	19,478,439	—	—	19,478,439
Telecommunication Services	833,237	—	—	833,237
Utilities	9,223,767	—	—	9,223,767
Short-Term Investments
Investment Company	335,664	—	—	335,664
Repurchase Agreements	—	5,588,791	—	5,588,791

Total Assets	$176,383,312	$5,598,223	$—	$181,981,535

Liabilities:
Futures	$(29,755)	$—	$—	$(29,755)

Total Liabilities	$(29,755)	$—	$—	$(29,755)

Total	$176,353,557	$5,598,223	$—	$181,951,780

(a)	A security with a market value of $8,681 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $3,233 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(29,755	)*

Total		$(29,755)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1381

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$23,447	$23,447

Total	$23,447	$23,447

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Futures	Total
Equity contracts	$(37,103)	$(37,103)

Total	$(37,103)	$(37,103)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,840,000 during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 28%)*	$38,977,233
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 22%)*	$51,570,780

*	During the six months ended June 30, 2018, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,111,822
Aggregate gross unrealized depreciation	(9,779,627)

Net unrealized appreciation	$37,332,195

Federal income tax cost of investments in securities and derivative instruments, if applicable	$144,619,585

For the year ended June 30, 2018, the Portfolio incurred approximately $1,124 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1382

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $52,714)	$46,117
Unaffiliated Issuers (Cost $138,807,876)	176,346,627
Repurchase Agreements (Cost $5,588,791)	5,588,791
Cash	5,637,096
Cash held as collateral at broker	59,100
Receivable for securities sold	356,581
Dividends, interest and other receivables	238,480
Due from Custodian	80,522
Receivable from Separate Accounts for Portfolio shares sold	19,070
Securities lending income receivable	6,409
Due from broker for futures variation margin	499
Other assets	1,930

Total assets	188,381,222

LIABILITIES
Payable for return of collateral on securities loaned	5,588,791
Payable for securities purchased	320,570
Investment management fees payable	90,666
Payable to Separate Accounts for Portfolio shares redeemed	85,181
Distribution fees payable – Class IB	21,021
Administrative fees payable	18,502
Trustees’ fees payable	5,384
Distribution fees payable – Class IA	2,076
Accrued expenses	107,588

Total liabilities	6,239,779

NET ASSETS	$182,141,443

Net assets were comprised of:
Paid in capital	$133,165,424
Accumulated undistributed net investment income (loss)	795,272
Accumulated undistributed net realized gain (loss)	10,678,348
Net unrealized appreciation (depreciation)	37,502,399

Net assets	$182,141,443

Class IA
Net asset value, offering and redemption price per share, $9,953,432 / 576,587 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.26

Class IB
Net asset value, offering and redemption price per share, $100,669,196 / 5,953,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.91

Class K
Net asset value, offering and redemption price per share, $71,518,815 / 4,138,146 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.28

(x)	Includes value of securities on loan of $5,928,371.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($995 of dividend income received from affiliates) (net of $2,150 foreign withholding tax)	$1,551,999
Interest	27,640
Securities lending (net)	49,228

Total income	1,628,867

EXPENSES
Investment management fees	729,154
Distribution fees – Class IB	125,621
Administrative fees	110,207
Custodian fees	86,086
Professional fees	32,285
Distribution fees – Class IA	12,339
Printing and mailing expenses	6,773
Trustees’ fees	2,116
Miscellaneous	3,801

Gross expenses	1,108,382
Less: Waiver from investment manager	(195,609)

Net expenses	912,773

NET INVESTMENT INCOME (LOSS)	716,094

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($362 of realized gain (loss) from affiliates)	10,908,213
Futures contracts	23,447

Net realized gain (loss)	10,931,660

Change in unrealized appreciation (depreciation) on:
Investments in securities ($5,354 of change in unrealized appreciation (depreciation) from affiliates)	(8,488,096)
Futures contracts	(37,103)

Net change in unrealized appreciation (depreciation)	(8,525,199)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,406,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,122,555

See Notes to Financial Statements.

1383

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$716,094	$1,243,816
Net realized gain (loss)	10,931,660	15,670,270
Net change in unrealized appreciation (depreciation)	(8,525,199)	481,546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,122,555	17,395,632

DIVIDENDS:
Dividends from net investment income
Class IA	—	(90,765)
Class IB	—	(782,624)
Class K	—	(746,806)

TOTAL DIVIDENDS	—	(1,620,195)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 5,970 and 54,613 shares, respectively ]	101,574	874,332
Capital shares issued in reinvestment of dividends [ 0 and 5,455 shares, respectively ]	—	90,765
Capital shares repurchased [ (26,617) and (275,447) shares, respectively ]	(451,896)	(4,537,612)

Total Class IA transactions	(350,322)	(3,572,515)

Class IB
Capital shares sold [ 104,521 and 321,704 shares, respectively ]	1,729,034	5,068,219
Capital shares issued in reinvestment of dividends [ 0 and 48,020 shares, respectively ]	—	782,624
Capital shares repurchased [ (422,928) and (1,770,821) shares, respectively ]	(7,044,077)	(27,597,487)

Total Class IB transactions	(5,315,043)	(21,746,644)

Class K
Capital shares sold [ 42,955 and 77,703 shares, respectively ]	729,559	1,248,608
Capital shares issued in reinvestment of dividends [ 0 and 44,896 shares, respectively ]	—	746,806
Capital shares repurchased [ (452,475) and (774,104) shares, respectively ]	(7,566,205)	(12,569,878)

Total Class K transactions	(6,836,646)	(10,574,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,502,011)	(35,893,623)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,379,456)	(20,118,186)
NET ASSETS:
Beginning of period	191,520,899	211,639,085

End of period (a)	$182,141,443	$191,520,899

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$795,272	$79,178

See Notes to Financial Statements.

1384

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
Class IA		2017	2016	2015		2014	2013
Net asset value, beginning of period	$16.97	$15.64	$13.26	$14.15		$13.49	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.08	0.07		0.04	0.01
Net realized and unrealized gain (loss)	0.23	1.37	2.45	(0.86)		0.68	3.55

Total from investment operations	0.29	1.46	2.53	(0.79)		0.72	3.56

Less distributions:
Dividends from net investment income	—	(0.13)	(0.15)	(0.10)		(0.06)	(0.05)

Net asset value, end of period	$17.26	$16.97	$15.64	$13.26		$14.15	$13.49

Total return (b)	1.71%	9.32%	19.08%	(5.57	)%(aa)	5.37%	35.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,953	$10,133	$12,713	$11,590		$13,187	$14,096
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.13%	1.15%		1.22%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.10%	1.13%	1.15%		1.22%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.31%	1.30%	1.30%	1.29%		1.35%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.69%	0.53%	0.57%	0.52%		0.27%	0.09%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.69%	0.53%	0.57%	0.52%		0.27%	0.09%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.48%	0.33%	0.40%	0.38%		0.15%	0.04%
Portfolio turnover rate (z)^	22%	28%	42%	34%		42%	37%

See Notes to Financial Statements.

1385

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015		2014	2013
Net asset value, beginning of period	$16.62	$15.33	$13.00	$13.87		$13.22	$9.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.08	0.08	0.07		0.04	0.01
Net realized and unrealized gain (loss)	0.23	1.34	2.40	(0.84)		0.67	3.46

Total from investment operations	0.29	1.42	2.48	(0.77)		0.71	3.47

Less distributions:
Dividends from net investment income	—	(0.13)	(0.15)	(0.10)		(0.06)	(0.04)

Net asset value, end of period	$16.91	$16.62	$15.33	$13.00		$13.87	$13.22

Total return (b)	1.74%	9.25%	19.06%	(5.55	)%(bb)	5.39%	35.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,669	$104,235	$117,604	$103,513		$119,568	$125,036
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.10%	1.13%	1.15%		1.22%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.10%	1.13%	1.15%		1.22%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.31%	1.30%	1.30%	1.29%		1.35%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.69%	0.54%	0.57%	0.52%		0.27%	0.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.69%	0.54%	0.57%	0.52%		0.27%	0.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.47%	0.33%	0.40%	0.37%		0.15%	0.04%
Portfolio turnover rate (z)^	22%	28%	42%	34%		42%	37%

See Notes to Financial Statements.

1386

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015		2014	2013
Net asset value, beginning of period	$16.97	$15.64	$13.26	$14.15		$13.49	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.13	0.12	0.11		0.07	0.04
Net realized and unrealized gain (loss)	0.23	1.37	2.45	(0.87)		0.69	3.55

Total from investment operations	0.31	1.50	2.57	(0.76)		0.76	3.59

Less distributions:
Dividends from net investment income	—	(0.17)	(0.19)	(0.13)		(0.10)	(0.08)

Net asset value, end of period	$17.28	$16.97	$15.64	$13.26		$14.15	$13.49

Total return (b)	1.83%	9.58%	19.39%	(5.33	)%(cc)	5.63%	35.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,519	$77,153	$81,322	$66,237		$84,470	$97,165
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%	0.88%	0.90%		0.98%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.85%	0.88%	0.90%		0.98%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.05%	1.05%	1.04%		1.10%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.78%	0.82%	0.75%		0.51%	0.34%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.78%	0.82%	0.75%		0.51%	0.34%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.72%	0.58%	0.66%	0.61%		0.39%	0.29%
Portfolio turnover rate (z)^	22%	28%	42%	34%		42%	37%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.71)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.70)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.47)%.

See Notes to Financial Statements.

1387

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2018	% of Net Assets
Information Technology	67.7%
Exchange Traded Funds	19.1
Consumer Discretionary	9.6
Repurchase Agreements	4.4
Investment Company	1.5
Industrials	0.5
Health Care	0.1
Cash and Other	(2.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class IA
Actual	$1,000.00	$1,143.34	$6.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	1,143.13	6.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,144.43	5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*  Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1388

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Automobiles (0.2%)
Tesla, Inc. (x)*	7,494	$2,570,067

Internet & Direct Marketing Retail (9.4%)
Amazon.com, Inc.*	43,418	73,801,916
Booking Holdings, Inc.*	2,991	6,063,026
Expedia Group, Inc.	5,567	669,098
Groupon, Inc.*	18,955	81,507
Liberty Expedia Holdings, Inc., Class A*	2,653	116,573
Netflix, Inc.*	71,147	27,849,070
Nutrisystem, Inc.	1,600	61,600
Qurate Retail, Inc., Class A*	20,700	439,254
Shutterfly, Inc.*	1,500	135,045
TripAdvisor, Inc.*	13,118	730,804
Wayfair, Inc., Class A (x)*	1,994	236,807
Yume No Machi Souzou Iinkai Co. Ltd. (x)	11,800	245,667

		110,430,367

Total Consumer Discretionary		113,000,434

Health Care (0.1%)
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	10,945	841,233

Total Health Care		841,233

Industrials (0.5%)
Aerospace & Defense (0.1%)
Harris Corp.	8,356	1,207,776

Electrical Equipment (0.0%)
Bizlink Holding, Inc.	69,910	491,848

Professional Services (0.4%)
51job, Inc. (ADR)*	4,520	441,333
CoStar Group, Inc.*	2,150	887,155
Equifax, Inc.	11,528	1,442,268
TransUnion	23,751	1,701,521

		4,472,277

Total Industrials		6,171,901

Information Technology (67.7%)
Communications Equipment (2.6%)
Acacia Communications, Inc. (x)*	711	24,750
Arista Networks, Inc.*	26,667	6,866,486
ARRIS International plc*	8,213	200,767
Ciena Corp.*	6,900	182,919
Cisco Systems, Inc.	219,700	9,453,691
CommScope Holding Co., Inc.*	9,019	263,400
EchoStar Corp., Class A*	2,300	102,120
Extreme Networks, Inc.*	5,500	43,780
F5 Networks, Inc.*	2,900	500,105
Finisar Corp. (x)*	5,400	97,200
Infinera Corp.*	7,000	69,510
InterDigital, Inc.	1,700	137,530
Juniper Networks, Inc.	16,100	441,462
Lumentum Holdings, Inc.*	2,880	166,752
Motorola Solutions, Inc.	7,639	888,950
NETGEAR, Inc.*	1,400	87,500
NetScout Systems, Inc.*	4,100	121,770
Oclaro, Inc.*	6,700	59,831
Palo Alto Networks, Inc.*	51,441	10,569,582
Plantronics, Inc.	1,500	114,375
Ubiquiti Networks, Inc. (x)*	1,053	89,210
ViaSat, Inc. (x)*	2,600	170,872
Viavi Solutions, Inc.*	10,200	104,448

		30,757,010

Electronic Equipment, Instruments & Components (2.3%)
AAC Technologies Holdings, Inc. (x)	64,500	908,439
Amphenol Corp., Class A	14,114	1,230,035
Anixter International, Inc.*	1,400	88,620
Arrow Electronics, Inc.*	4,100	308,648
Avnet, Inc.	5,600	240,184
AVX Corp.	2,300	36,041
Belden, Inc. (x)	2,000	122,240
Benchmark Electronics, Inc.	2,400	69,960
CDW Corp.	19,096	1,542,766
Celestica, Inc.*	6,219	73,820
Chroma ATE, Inc.	91,000	489,496
Cognex Corp.	43,260	1,929,829
Coherent, Inc.*	1,100	172,062
Corning, Inc.	38,900	1,070,139
Dolby Laboratories, Inc., Class A	8,853	546,142
Fabrinet*	1,900	70,091
Fitbit, Inc., Class A*	7,137	46,605
Flex Ltd.*	216,697	3,057,594
FLIR Systems, Inc.	6,508	338,221
II-VI, Inc.*	2,700	117,315
Insight Enterprises, Inc.*	1,700	83,181
IPG Photonics Corp.*	14,896	3,286,503
Itron, Inc.*	10,637	638,752
Jabil, Inc.	8,200	226,812
Keysight Technologies, Inc.*	8,691	513,030
Knowles Corp.*	4,124	63,097
Littelfuse, Inc.	1,200	273,816
Methode Electronics, Inc.	1,700	68,510
National Instruments Corp.	5,000	209,900
Novanta, Inc.*	1,600	99,680
OSI Systems, Inc.*	900	69,597
Plexus Corp.*	1,600	95,264
Rogers Corp.*	900	100,314
Samsung SDI Co. Ltd.	6,380	1,225,052
Sanmina Corp.*	3,493	102,345
Sunny Optical Technology Group Co. Ltd.	134,110	2,495,674
SYNNEX Corp.	1,400	135,114
TE Connectivity Ltd.	16,396	1,476,624
Tech Data Corp.*	1,600	131,392
Tongda Group Holdings Ltd.	1,480,000	299,939
Trimble, Inc.*	11,600	380,944
TTM Technologies, Inc.*	4,600	81,098
VeriFone Systems, Inc.*	5,300	120,946
Vishay Intertechnology, Inc.	6,400	148,480
Yageo Corp.*	21,000	774,882
Zebra Technologies Corp., Class A*	10,156	1,454,847

		27,014,040

See Notes to Financial Statements.

1389

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (12.8%)
2U, Inc.*	2,684	$224,275
Akamai Technologies, Inc.*	8,000	585,840
Alarm.com Holdings, Inc.*	1,200	48,456
Alibaba Group Holding Ltd. (ADR)*	20,081	3,725,628
Alphabet, Inc., Class A*	24,167	27,289,134
Alphabet, Inc., Class C*	17,878	19,945,590
Apptio, Inc., Class A*	1,500	54,300
Baidu, Inc. (ADR)*	1,915	465,345
Blucora, Inc.*	2,200	81,400
Box, Inc., Class A*	5,800	144,942
Cars.com, Inc.*	3,300	93,687
Cision Ltd.*	1,900	28,405
Cloudera, Inc.*	3,900	53,196
Cornerstone OnDemand, Inc.*	2,392	113,453
Coupa Software, Inc.*	1,300	80,912
Delivery Hero AG (m)*	6,470	344,387
Dropbox, Inc., Class A*	785	25,450
eBay, Inc.*	43,300	1,570,058
Endurance International Group Holdings, Inc.*	3,014	29,989
Envestnet, Inc.*	2,000	109,900
Etsy, Inc.*	5,059	213,439
Facebook, Inc., Class A*	310,002	60,239,589
Five9, Inc.*	2,600	89,882
GoDaddy, Inc., Class A*	16,449	1,161,299
GrubHub, Inc. (x)*	4,257	446,602
GTT Communications, Inc. (x)*	1,600	72,000
Hortonworks, Inc.*	3,000	54,660
IAC/InterActiveCorp*	3,700	564,213
Instructure, Inc.*	1,400	59,570
j2 Global, Inc.	2,292	198,510
LogMeIn, Inc.	2,440	251,930
Match Group, Inc. (x)*	2,900	112,346
MINDBODY, Inc., Class A*	1,400	54,040
MongoDB, Inc. (x)*	77,160	3,829,451
NetEase, Inc. (ADR)	9,450	2,387,732
New Relic, Inc.*	14,415	1,450,005
NIC, Inc.	3,100	48,205
Nutanix, Inc., Class A*	91,930	4,740,830
Okta, Inc.*	188,185	9,478,878
Pandora Media, Inc. (x)*	11,395	89,793
Q2 Holdings, Inc.*	1,500	85,575
Shopify, Inc., Class A*	4,300	627,327
Shutterstock, Inc.*	898	42,619
Spotify Technology SA*	5,723	962,838
Stamps.com, Inc.*	800	202,440
Tencent Holdings Ltd.	49,866	2,502,961
Trade Desk, Inc. (The), Class A*	1,000	93,800
TrueCar, Inc.*	3,800	38,342
Twilio, Inc., Class A*	3,400	190,468
Twitter, Inc.*	30,704	1,340,844
VeriSign, Inc.*	4,500	618,390
Web.com Group, Inc.*	2,322	60,024
Weibo Corp. (ADR) (x)*	3,405	302,228
Yandex NV, Class A*	64,211	2,305,175
Yelp, Inc.*	3,693	144,692
Yext, Inc.*	3,100	59,954
Zillow Group, Inc., Class A*	2,297	137,246
Zillow Group, Inc., Class C (x)*	5,189	306,462

		150,578,706

IT Services (11.4%)
Accenture plc, Class A	38,754	6,339,767
Acxiom Corp.*	3,700	110,815
Adyen NV (b)*§	241	132,769
Alliance Data Systems Corp.	12,299	2,868,127
Automatic Data Processing, Inc.	20,600	2,763,284
Black Knight, Inc.*	6,551	350,806
Booz Allen Hamilton Holding Corp.	6,750	295,178
Broadridge Financial Solutions, Inc.	5,500	633,050
CACI International, Inc., Class A*	1,100	185,405
Capgemini SE	6,010	808,529
Cardtronics plc, Class A*	2,300	55,614
CGI Group, Inc., Class A*	12,000	759,840
Cognizant Technology Solutions Corp., Class A	38,842	3,068,130
Conduent, Inc.*	8,951	162,640
Convergys Corp.	4,300	105,092
CoreLogic, Inc.*	3,800	197,220
CSG Systems International, Inc.	1,700	69,479
DXC Technology Co.	134,310	10,826,729
EPAM Systems, Inc.*	2,299	285,835
Euronet Worldwide, Inc.*	2,400	201,048
Evertec, Inc.	3,083	67,364
ExlService Holdings, Inc.*	1,700	96,237
Fidelity National Information Services, Inc.	15,550	1,648,767
First Data Corp., Class A*	20,826	435,888
Fiserv, Inc.*	19,200	1,422,528
FleetCor Technologies, Inc.*	20,687	4,357,717
Gartner, Inc.*	4,200	558,180
Genpact Ltd.	76,389	2,209,934
Global Payments, Inc.	48,876	5,449,185
International Business Machines Corp.	39,865	5,569,141
Jack Henry & Associates, Inc.	3,600	469,296
Leidos Holdings, Inc.	6,725	396,775
ManTech International Corp., Class A	1,100	59,004
Mastercard, Inc., Class A	50,325	9,889,869
MAXIMUS, Inc.	3,100	192,541
Paychex, Inc.	15,000	1,025,250
PayPal Holdings, Inc.*	214,555	17,865,994
Perspecta, Inc.	58,253	1,197,099
Presidio, Inc. (x)*	1,500	19,650
Sabre Corp.	11,815	291,122
Science Applications International Corp.	1,962	158,785
Square, Inc., Class A*	353,645	21,798,677
Sykes Enterprises, Inc.*	1,900	54,682
Syntel, Inc.*	1,900	60,971
Teradata Corp.*	5,695	228,654
Total System Services, Inc.	28,097	2,374,758
Travelport Worldwide Ltd.	6,210	115,133
TTEC Holdings, Inc.	500	17,275
Virtusa Corp.*	1,300	63,284
Visa, Inc., Class A	151,532	20,070,412
Western Union Co. (The)	21,700	441,161
WEX, Inc.*	21,367	4,069,986
Worldpay, Inc.*	13,913	1,137,805

		134,032,481

See Notes to Financial Statements.

1390

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (12.2%)
Advanced Energy Industries, Inc.*	1,900	$110,371
Advanced Micro Devices, Inc. (x)*	227,835	3,415,247
Amkor Technology, Inc.*	5,900	50,681
ams AG*	20,788	1,548,762
Analog Devices, Inc.	17,385	1,667,569
Applied Materials, Inc.	93,870	4,335,855
ASML Holding NV (Registered) (NYRS)	11,637	2,303,777
Axcelis Technologies, Inc.*	24,451	484,130
Broadcom, Inc.	56,557	13,722,990
Brooks Automation, Inc.	3,100	101,122
Cabot Microelectronics Corp.	1,200	129,072
Cavium, Inc.*	3,267	282,596
Cirrus Logic, Inc.*	3,100	118,823
Cree, Inc.*	177,905	7,395,511
Cypress Semiconductor Corp.	16,225	252,786
Diodes, Inc.*	1,700	58,599
Entegris, Inc.	6,600	223,740
First Solar, Inc.*	3,800	200,108
FormFactor, Inc.*	44,918	597,409
Infineon Technologies AG	54,000	1,376,626
Inphi Corp. (x)*	1,979	64,535
Integrated Device Technology, Inc.*	51,591	1,644,721
Intel Corp.	217,700	10,821,867
KLA-Tencor Corp.	19,197	1,968,268
Kulicke & Soffa Industries, Inc.	26,625	634,208
Lam Research Corp.	23,753	4,105,706
LandMark Optoelectronics Corp.	32,100	299,538
MACOM Technology Solutions Holdings, Inc. (x)*	1,869	43,062
Marvell Technology Group Ltd.	143,254	3,071,366
Maxim Integrated Products, Inc.	13,000	762,580
MaxLinear, Inc.*	2,800	43,652
Microchip Technology, Inc. (x)	144,883	13,177,109
Micron Technology, Inc.*	410,967	21,551,108
MKS Instruments, Inc.	2,600	248,820
Monolithic Power Systems, Inc.	1,800	240,606
Nanya Technology Corp.	190,000	518,491
NVIDIA Corp.	77,832	18,438,400
ON Semiconductor Corp.*	88,856	1,975,713
Power Integrations, Inc.	1,400	102,270
Qorvo, Inc.*	5,981	479,497
QUALCOMM, Inc.	69,500	3,900,340
Rambus, Inc.*	5,100	63,954
Semtech Corp.*	3,000	141,150
Silergy Corp.	36,000	874,953
Silicon Laboratories, Inc.*	2,000	199,200
Sino-American Silicon Products, Inc.*	239,000	964,200
SK Hynix, Inc.	56,637	4,355,129
Skyworks Solutions, Inc.	8,500	821,525
SolarEdge Technologies, Inc. (x)*	1,800	86,130
SunPower Corp. (x)*	2,954	22,657
Synaptics, Inc.*	1,700	85,629
Taiwan Semiconductor Manufacturing Co. Ltd.	152,000	1,079,358
Teradyne, Inc.	92,490	3,521,094
Texas Instruments, Inc.	56,432	6,221,628
Tokyo Electron Ltd.	5,900	1,013,575
Universal Display Corp. (x)	2,000	172,000
Veeco Instruments, Inc.*	2,200	31,350
Versum Materials, Inc.	5,132	190,654
Win Semiconductors Corp.	58,000	417,567
Xilinx, Inc.	11,700	763,542
Xperi Corp.	2,300	37,030

		143,529,956

Software (18.8%)
8x8, Inc.*	4,400	88,220
ACI Worldwide, Inc.*	5,400	133,218
Activision Blizzard, Inc.	60,885	4,646,743
Adobe Systems, Inc.*	28,785	7,018,071
ANSYS, Inc.*	3,900	679,302
Aspen Technology, Inc.*	8,469	785,415
Atlassian Corp. plc, Class A*	26,230	1,639,900
Autodesk, Inc.*	23,945	3,138,950
Avaya Holdings Corp.*	4,900	98,392
AVEVA Group plc	4,365	154,733
Blackbaud, Inc.	2,300	235,635
BlackBerry Ltd.*	22,503	217,154
Blackline, Inc.*	1,800	78,174
Bottomline Technologies de, Inc.*	1,600	79,728
CA, Inc.	14,400	513,360
Cadence Design Systems, Inc.*	13,000	563,030
CDK Global, Inc.	5,963	387,893
Citrix Systems, Inc.*	6,000	629,040
CommVault Systems, Inc.*	1,900	125,115
Dell Technologies, Inc., Class V*	9,336	789,639
Ebix, Inc. (x)	1,100	83,875
Electronic Arts, Inc.*	37,549	5,295,160
Ellie Mae, Inc.*	1,585	164,586
Fair Isaac Corp.*	1,400	270,648
FireEye, Inc. (x)*	24,195	372,361
Fortinet, Inc.*	6,800	424,524
Guidewire Software, Inc.*	25,325	2,248,354
HubSpot, Inc.*	12,862	1,612,895
Imperva, Inc.*	1,457	70,300
Intuit, Inc.	13,745	2,808,172
Manhattan Associates, Inc.*	3,300	155,133
Microsoft Corp.	571,684	56,373,758
MicroStrategy, Inc., Class A*	400	51,100
Nexon Co. Ltd.*	64,400	935,913
Nuance Communications, Inc.*	12,200	169,397
Open Text Corp.	12,436	437,623
Oracle Corp.	139,600	6,150,776
Paycom Software, Inc. (x)*	123,648	12,220,132
Paylocity Holding Corp.*	1,278	75,223
Pegasystems, Inc.	1,700	93,160
Progress Software Corp.	2,104	81,677
Proofpoint, Inc.*	103,849	11,974,828
PTC, Inc.*	5,462	512,390
Qualys, Inc.*	1,400	118,020
Rapid7, Inc.*	1,900	53,618
RealPage, Inc.*	18,935	1,043,319
Red Hat, Inc.*	8,300	1,115,271
RingCentral, Inc., Class A*	134,385	9,453,985

See Notes to Financial Statements.

1391

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SailPoint Technologies Holding, Inc.*	2,100	$51,534
salesforce.com, Inc.*	150,046	20,466,274
ServiceNow, Inc.*	138,919	23,959,360
Snap, Inc., Class A (x)*	11,300	147,917
Sophos Group plc (m)	592,636	4,997,819
Splunk, Inc.*	27,350	2,710,659
SS&C Technologies Holdings, Inc.	9,200	477,480
Symantec Corp.	29,100	600,915
Synopsys, Inc.*	7,000	598,990
Tableau Software, Inc., Class A*	68,364	6,682,581
Take-Two Interactive Software, Inc.*	39,995	4,733,808
Temenos Group AG (Registered)*	11,735	1,777,492
TiVo Corp.	5,969	80,283
Tyler Technologies, Inc.*	1,700	377,570
Ultimate Software Group, Inc. (The)*	1,336	343,766
Varonis Systems, Inc.*	1,000	74,500
Verint Systems, Inc.*	3,069	136,110
VMware, Inc., Class A*	3,200	470,304
Workday, Inc., Class A*	114,007	13,808,528
Zendesk, Inc.*	21,506	1,171,862
Zynga, Inc., Class A*	37,198	151,396

		220,187,058

Technology Hardware, Storage & Peripherals (7.6%)
3D Systems Corp. (x)*	5,400	74,574
Apple, Inc.	291,035	53,873,489
Catcher Technology Co. Ltd.	143,000	1,599,390
Cray, Inc.*	1,600	39,360
Diebold Nixdorf, Inc. (x)	3,600	43,020
Electronics For Imaging, Inc.*	2,100	68,376
Hewlett Packard Enterprise Co.	71,532	1,045,083
HP, Inc.	76,947	1,745,927
NCR Corp.*	5,600	167,888
NetApp, Inc.	321,348	25,235,458
Pure Storage, Inc., Class A*	55,330	1,321,280
Samsung Electronics Co. Ltd.	46,650	1,952,645
Seagate Technology plc	13,305	751,333
Super Micro Computer, Inc.*	2,000	47,300
Western Digital Corp.	14,051	1,087,688
Xerox Corp.	10,063	241,512

		89,294,323

Total Information Technology		795,393,574

Total Common Stocks (77.9%) (Cost $455,211,834)		915,407,142

EXCHANGE TRADED FUNDS (ETF):
iShares North American Tech ETF (x)‡	387,550	74,754,520
Technology Select Sector SPDR Fund	1,080,400	75,055,388
Vanguard Information Technology ETF (x)	409,400	74,265,160

Total Exchange Traded Funds (19.1%) (Cost $67,480,616)		224,075,068

SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	17,708,375	17,711,917

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.4%)
Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $1,000,177, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $4,050,709, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $4,131,002. (xx)	4,050,000	4,050,000
Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $2,300,381, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $2,346,001. (xx)	2,300,000	2,300,000
Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $3,001,272, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $3,162,863. (xx)	3,000,000	3,000,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $900,150, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $918,006. (xx)	900,000	900,000

See Notes to Financial Statements.

1392

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,600,267, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $1,632,002. (xx)	$1,600,000	$1,600,000
Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,600,267, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $1,632,004. (xx)	1,600,000	1,600,000
ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $2,600,475, collateralized by various Common Stocks; total market value $2,891,707. (xx)	2,600,000	2,600,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $2,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $2,040,930. (xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $1,806,983, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $1,843,656. (xx)	1,806,682	1,806,682
Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $10,001,750, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $10,200,152. (xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $7,301,265, collateralized by various Common Stocks; total market value $8,124,106. (xx)	7,300,000	7,300,000
NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $7,001,213, collateralized by various Common Stocks; total market value $7,790,238. (xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $4,001,641, collateralized by various Common Stocks; total market value $4,451,565. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $2,000,751, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $2,040,001. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		51,156,682

Total Short-Term Investments (5.9%) (Cost $68,868,953)		68,868,599

Total Investments in Securities (102.9%) (Cost $591,561,403)		1,208,350,809
Other Assets Less Liabilities (-2.9%)		(33,669,334)

Net Assets (100%)		$1,174,681,475

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2018, the market value of these securities amounted to $132,769 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At June 30, 2018, the market value of these securities amounted to $132,769 or 0.0% of net assets.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2018, the market value of these securities amounted to $5,342,206 or 0.5% of net assets.

(x)	All or a portion of security is on loan at June 30, 2018.
(xx)

At June 30, 2018, the Portfolio had loaned securities with a total value of $53,206,314. This was secured by cash collateral of $51,156,682 which was subsequently invested in joint repurchase agreements with a total value of $51,156,682, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,379,868 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% – 8.750%, maturing 7/26/18 – 2/15/48.

See Notes to Financial Statements.

1393

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
HKD	— Hong Kong Dollar
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares North American Tech ETF	387,550	69,313,614	—	(4,171,610)	1,858,958	7,753,558	74,754,520	203,813	—

Forward foreign currency contracts outstanding as of June 30, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	182,908	HKD	1,435,147	HSBC Bank plc	7/5/2018	(19)

Net unrealized depreciation						(19)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$112,754,767	$245,667	$—	$113,000,434
Health Care	841,233	—	—	841,233
Industrials	5,680,053	491,848	—	6,171,901
Information Technology	761,545,255	33,848,319	—	795,393,574
Exchange Traded Funds	224,075,068	—	—	224,075,068
Short-Term Investments
Investment Company	17,711,917	—	—	17,711,917
Repurchase Agreements	—	51,156,682	—	51,156,682

Total Assets	$1,122,608,293	$85,742,516	$—	$1,208,350,809

Liabilities:
Forward Currency Contracts	$—	$(19)	$—	$(19)

Total Liabilities	$—	$(19)	$—	$(19)

Total	$1,122,608,293	$85,742,497	$—	$1,208,350,790

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

See Notes to Financial Statements.

1394

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2018:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(19)

Total		$(19)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Currency Contracts	Total
Foreign exchange contracts	$16,144	$16,144

Total	$16,144	$16,144

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Currency Contracts	Total
Foreign exchange contracts	$(19)	$(19)

Total	$(19)	$(19)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $368,000 for two months during the six months ended June 30, 2018.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2018:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$19	$—	$—	$19

Total	$19	$—	$—	$19

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$304,074,237
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$356,350,675

See Notes to Financial Statements.

1395

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$610,668,252
Aggregate gross unrealized depreciation	(6,469,218)

Net unrealized appreciation	$604,199,034

Federal income tax cost of investments in securities and derivative instruments, if applicable	$604,151,756

For the six months ended June 30, 2018, the Portfolio incurred approximately $207 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1396

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $24,171,746)	$74,754,520
Unaffiliated Issuers (Cost $516,232,975)	1,082,439,607
Repurchase Agreements (Cost $51,156,682)	51,156,682
Cash	15,283,273
Foreign cash (Cost $844,675)	822,820
Receivable for securities sold	12,571,710
Due from Custodian	548,299
Dividends, interest and other receivables	482,384
Receivable from Separate Accounts for Portfolio shares sold	297,349
Securities lending income receivable	91,700
Other assets	12,267

Total assets	1,238,460,611

LIABILITIES
Payable for return of collateral on securities loaned	51,156,682
Payable for securities purchased	11,047,877
Investment management fees payable	840,257
Distribution fees payable – Class IB	238,739
Payable to Separate Accounts for Portfolio shares redeemed	206,637
Administrative fees payable	120,581
Trustees’ fees payable	13,338
Distribution fees payable – Class IA	5,461
Unrealized depreciation on forward foreign currency contracts	19
Accrued expenses	149,545

Total liabilities	63,779,136

NET ASSETS	$1,174,681,475

Net assets were comprised of:
Paid in capital	$475,831,342
Accumulated undistributed net investment income (loss)	(2,138,270)
Accumulated undistributed net realized gain (loss)	84,215,984
Net unrealized appreciation (depreciation)	616,772,419

Net assets	$1,174,681,475

Class IA
Net asset value, offering and redemption price per share, $25,936,101 / 846,754 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.63

Class IB
Net asset value, offering and redemption price per share, $1,132,281,998 / 38,215,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.63

Class K
Net asset value, offering and redemption price per share, $16,463,376 / 527,299 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.22

(x)	Includes value of securities on loan of $53,206,314.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($203,813 of dividend income received from affiliates) (net of $44,241 foreign withholding tax)	$4,213,176
Interest	64,924
Securities lending (net)	464,080

Total income	4,742,180

EXPENSES
Investment management fees	5,376,019
Distribution fees – Class IB	1,373,887
Administrative fees	688,939
Custodian fees	69,424
Printing and mailing expenses	42,298
Professional fees	42,079
Distribution fees – Class IA	30,889
Trustees’ fees	12,824
Miscellaneous	11,173

Gross expenses	7,647,532
Less: Waiver from investment manager	(539,792)

Net expenses	7,107,740

NET INVESTMENT INCOME (LOSS)	(2,365,560)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,858,958 of realized gain (loss) from affiliates)	73,856,008
Forward foreign currency contracts	16,144
Foreign currency transactions	(47,128)

Net realized gain (loss)	73,825,024

Change in unrealized appreciation (depreciation) on:
Investments in securities ($7,753,558 of change in unrealized appreciation (depreciation) from affiliates)	77,862,850
Forward foreign currency contracts	(19)
Foreign currency translations	(17,538)

Net change in unrealized appreciation (depreciation)	77,845,293

NET REALIZED AND UNREALIZED GAIN (LOSS)	151,670,317

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,304,757

See Notes to Financial Statements.

1397

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,365,560)	$(2,419,909)
Net realized gain (loss)	73,825,024	98,091,864
Net change in unrealized appreciation (depreciation)	77,845,293	212,332,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	149,304,757	308,004,565

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(781)
Class IB	—	(38,446)
Class K	—	(402)

	—	(39,629)

Distributions from net realized capital gains
Class IA	—	(1,668,242)
Class IB	—	(80,536,419)
Class K	—	(903,521)

	—	(83,108,182)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(83,147,811)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 97,213 and 311,519 shares, respectively ]	2,868,011	7,595,881
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,449 shares, respectively ]	—	1,669,023
Capital shares repurchased [ (73,978) and (366,853) shares, respectively ]	(2,149,907)	(8,979,975)

Total Class IA transactions	718,104	284,929

Class IB
Capital shares sold [ 2,143,239 and 4,265,771 shares, respectively ]	61,473,988	104,397,091
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,115,885 shares, respectively ]	—	80,574,865
Capital shares repurchased [ (3,267,560) and (6,592,862) shares, respectively ]	(92,986,941)	(162,301,236)

Total Class IB transactions	(31,512,953)	22,670,720

Class K
Capital shares sold [ 464,608 and 734,987 shares, respectively ]	13,940,041	19,019,544
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,228 shares, respectively ]	—	903,923
Capital shares repurchased [ (404,146) and (583,408) shares, respectively ]	(12,213,065)	(15,193,625)

Total Class K transactions	1,726,976	4,729,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,067,873)	27,685,491

TOTAL INCREASE (DECREASE) IN NET ASSETS	120,236,884	252,542,245
NET ASSETS:
Beginning of period	1,054,444,591	801,902,346

End of period (a)	$1,174,681,475	$1,054,444,591

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,138,270)	$227,290

See Notes to Financial Statements.

1398

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$26.79	$20.83	$20.09	$20.35	$19.23	$14.18

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)	(0.07)	— #	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	3.90	8.19	1.80	1.29	2.65	5.08

Total from investment operations	3.84	8.12	1.80	1.24	2.61	5.05

Less distributions:
Dividends from net investment income	—	— #	— #	—	—	—
Distributions from net realized gains	—	(2.16)	(1.06)	(1.50)	(1.49)	—

Total dividends and distributions	—	(2.16)	(1.06)	(1.50)	(1.49)	—

Net asset value, end of period	$30.63	$26.79	$20.83	$20.09	$20.35	$19.23

Total return (b)	14.33%	39.12%	8.96%	6.29%	13.55%	35.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,936	$22,066	$17,010	$16,132	$16,481	$15,170
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%	1.25%	1.28%	1.37%	1.40%
After waivers and fees paid indirectly (a)(f)	1.25%	1.25%	1.25%	1.28%	1.37%	1.39%
Before waivers and fees paid indirectly (a)(f)	1.34%	1.36%	1.37%	1.35%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.41)%	(0.26)%	0.02%	(0.23)%	(0.20)%	(0.17)%
After waivers and fees paid indirectly (a)(f)	(0.41)%	(0.26)%	0.02%	(0.23)%	(0.20)%	(0.16)%
Before waivers and fees paid indirectly (a)(f)	(0.51)%	(0.36)%	(0.10)%	(0.30)%	(0.23)%	(0.17)%
Portfolio turnover rate (z)^	27%	51%	64%	67%	59%	64%

See Notes to Financial Statements.

1399

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$25.92	$20.21	$19.51	$19.81	$18.75	$13.83

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)	(0.06)	— #	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	3.77	7.93	1.76	1.25	2.59	4.95

Total from investment operations	3.71	7.87	1.76	1.20	2.55	4.92

Less distributions:
Dividends from net investment income	—	— #	— #	—	—	—
Distributions from net realized gains	—	(2.16)	(1.06)	(1.50)	(1.49)	—

Total dividends and distributions	—	(2.16)	(1.06)	(1.50)	(1.49)	—

Net asset value, end of period	$29.63	$25.92	$20.21	$19.51	$19.81	$18.75

Total return (b)	14.31%	39.09%	8.97%	6.26%	13.58%	35.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,132,282	$1,019,644	$778,933	$786,566	$787,345	$727,651
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%	1.25%	1.28%	1.37%	1.40%
After waivers and fees paid indirectly (a)(f)	1.25%	1.25%	1.25%	1.28%	1.37%	1.39%
Before waivers and fees paid indirectly (a)(f)	1.34%	1.36%	1.37%	1.35%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.42)%	(0.25)%	0.02%	(0.23)%	(0.20)%	(0.17)%
After waivers and fees paid indirectly (a)(f)	(0.42)%	(0.25)%	0.02%	(0.23)%	(0.20)%	(0.16)%
Before waivers and fees paid indirectly (a)(f)	(0.51)%	(0.36)%	(0.10)%	(0.30)%	(0.23)%	(0.17)%
Portfolio turnover rate (z)^	27%	51%	64%	67%	59%	64%

See Notes to Financial Statements.

1400

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$27.28	$21.13	$20.36	$20.55	$19.37	$14.20

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	— #	0.06	— #	0.04	0.05
Net realized and unrealized gain (loss)	3.97	8.31	1.83	1.31	2.63	5.12

Total from investment operations	3.94	8.31	1.89	1.31	2.67	5.17

Less distributions:
Dividends from net investment income	—	— #	(0.06)	—	—	—
Distributions from net realized gains	—	(2.16)	(1.06)	(1.50)	(1.49)	—

Total dividends and distributions	—	(2.16)	(1.12)	(1.50)	(1.49)	—

Net asset value, end of period	$31.22	$27.28	$21.13	$20.36	$20.55	$19.37

Total return (b)	14.44%	39.47%	9.21%	6.57%	13.76%	36.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,463	$12,735	$5,960	$5,468	$5,849	$1,404
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.03%	1.10%	1.15%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%	1.00%	1.03%	1.10%	1.14%
Before waivers and fees paid indirectly (a)(f)	1.09%	1.10%	1.12%	1.10%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.17)%	(0.02)%	0.28%	0.02%	0.17%	0.29%
After waivers and fees paid indirectly (a)(f)	(0.17)%	(0.02)%	0.28%	0.02%	0.17%	0.30%
Before waivers and fees paid indirectly (a)(f)	(0.27)%	(0.12)%	0.16%	(0.05)%	0.13%	0.29%
Portfolio turnover rate (z)^	27%	51%	64%	67%	59%	64%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1401

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighty-five portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On May 4, 2017, FMG LLC contributed capital into the 1290 VT DoubleLine Dynamic Allocation Portfolio in the amount of $11,000,000 for Class K shares.

FMG LLC contributed seed capital at the Portfolios’ commencement of operations as listed below:

Portfolios:	Commencement Date	Class	Seed capital
1290 VT Multi-Alternative Strategies	11/13/2017	Class IB	$100,000
1290 VT Multi-Alternative Strategies	11/13/2017	Class K	4,900,000
AXA/AB Dynamic Aggressive Growth	11/13/2017	Class IB	100,000
AXA/AB Dynamic Aggressive Growth	11/13/2017	Class K	9,900,000
AXA/JPMorgan Strategic Allocation	11/13/2017	Class IB	100,000
AXA/JPMorgan Strategic Allocation	11/13/2017	Class K	9,900,000

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

The All Asset Growth-Alt 20 Portfolio is a type of mutual fund often described as a “fund-of-funds”. This Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by FMG LLC and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio and AXA Aggressive Strategy Portfolio (each, an “AXA Strategic Allocation Series Portfolio” and together, the “AXA Strategic Allocation Series Portfolios”) and AXA/Franklin Templeton Allocation Managed Volatility Portfolio is a type of mutual fund often described as a “fund-of-funds.” The AXA/Franklin Templeton Allocation Managed Volatility Portfolio and AXA Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by FMG LLC.

Each of the 1290 VT Energy Portfolio, 1290 VT Low Volatility Global Equity Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

Each of the AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility

1402

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and the ATM Small Cap Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT Convertible Securities Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/ AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/ Franklin Small Cap Value Managed Volatility Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/ Templeton Global Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.
The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC.

The investment objectives of each Portfolio are as follows:

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

AXA Ultra Conservative Strategy Portfolio — Seeks current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

1403

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA/Franklin Templeton Allocation Managed Volatility Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

1290 VT Energy Portfolio — Seeks long-term capital appreciation.

1290 VT Low Volatility Global Equity Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 VT DoubleLine Dynamic Allocation Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to achieve total return from long-term capital appreciation and income.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, Inc.) — Seeks a combination of growth and income to achieve an above-average and consistent total return. On January 26, 2018, Barrow, Hanley, Mewhinney & Strauss, Inc. replaced Boston Advisors, LLC as Sub-Adviser to the Portfolio.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers, Inc., an affiliate of FMG LLC, and Post Advisory Group, LLP) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of FMG LLC) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Asset Management LLC) — Seeks to achieve long-term growth of capital.

1404

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

1290 VT SmartBeta Equity Portfolio (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of FMG LLC) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long-term capital appreciation.

AXA Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST Partners, LLC (“EARNEST”), Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Value Managed Volatility Portfolio (sub-advised by BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital Guardian Trust Company (“Capital Guardian”), Thornburg Investment Management, Inc. and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Value Managed Volatility Portfolio (sub-advised by AB, BlackRock and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

AXA/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

AXA/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

AXA/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

AXA/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

1405

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

AXA/ClearBridge Large Cap Growth Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

AXA/Franklin Balanced Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Goldman Sachs Strategic Allocation Portfolio — (sub-advised by Goldman Sachs Asset Management, L.P.) — Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

AXA/Invesco Strategic Allocation Portfolio (sub-advised by Invesco Advisers, Inc. (“Invesco”)) — Seeks long-term capital appreciation while managing portfolio volatility.

AXA/Janus Enterprise Portfolio (sub-advised by Janus Capital Management LLC) — Seeks to achieve capital growth.

AXA/JPMorgan Strategic Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Legg Mason Strategic Allocation Portfolio (sub-advised by QS Investors, LLC) — Seeks long-term capital appreciation while managing portfolio volatility.

AXA/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

AXA/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

AXA/Mutual Large Cap Equity Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Templeton Global Equity Managed Volatility Portfolio (sub-advised by BlackRock and Templeton Global Advisors Limited) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

1406

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/BlackRock Basic Value Equity Portfolio (sub-advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

EQ/Capital Guardian Research Portfolio (sub-advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Global Bond PLUS Portfolio (sub-advised by BlackRock and Wells Fargo Asset Management (International), LLC and Wells Capital Management) — Seeks to achieve capital growth and current income. On January 31, 2018, First International Advisors, LLC changed its name to Wells Fargo Asset Management (International), LLC.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

1407

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Value Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.

EQ/Money Market Portfolio (sub-advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Oppenheimer Global Portfolio (sub-advised by Oppenheimer) — Seeks to achieve capital appreciation.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/UBS Growth and Income Portfolio (sub-advised by UBS Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge, Scotia Institutional Asset Management US, Ltd., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Mid Cap Growth Portfolio (sub-advised by AB, BlackRock, Franklin Advisers and Wellington Management) — Seeks to achieve long-term growth of capital.

1408

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Multimanager Mid Cap Value Portfolio (sub-advised by BlackRock, Diamond Hill and Lord Abbett) — Seeks to achieve long-term growth of capital.

Multimanager Technology Portfolio (sub-advised by Allianz Global Investors U.S. LLC, SSGA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and

1409

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

During the six months ended June 30, 2018, each of the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Dynamic Aggressive Growth Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Invesco Comstock Portfolio, EQ/MFS International Growth Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

1410

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2018, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

1411

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2018, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2017. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

1412

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares.

Offering costs incurred during the year ended December 31, 2017 by the Portfolios shown below were:

Portfolios:	Amount
1290 VT Multi-Alternative Strategies	$40,893
AXA/AB Dynamic Aggressive Growth	75,112
AXA/JPMorgan Strategic Allocation	72,981

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

1413

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2017, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforwards (1290 VT Energy, 1290 VT High Yield Bond, 1290 VT Natural Resources, AXA International Core Managed Volatility, AXA International Value Managed Volatility, AXA/AB Short Duration Government Bond, AXA/Legg Mason Strategic Allocation, EQ/International Equity Index, EQ/Oppenheimer Global, EQ/PIMCO Global Real Return and EQ/PIMCO Ultra Short Bond), wash sale loss deferrals (1290 VT Natural Resources, AXA International Core Managed Volatility, AXA Large Cap Growth Managed Volatility, AXA Large Cap Value Managed Volatility, AXA Mid Cap Value Managed Volatility, EQ/BlackRock Basic Value Equity, EQ/Common Stock Index, EQ/Large Cap Value Index, EQ/PIMCO Global Real Return and Multimanager Technology), futures marked-to-market (EQ/Emerging Markets Equity PLUS), deferral of losses on offsetting positions (AXA Global Equity Managed Volatility, AXA International Core Managed Volatility, AXA International Value Managed Volatility, AXA Large Cap Core Managed Volatility, AXA Large Cap Growth Managed Volatility, AXA/AB Dynamic Moderate Growth, AXA/Franklin Balanced Managed Volatility, AXA/Franklin Small Cap Value Managed Volatility, AXA/Mutual Large Cap Equity Managed Volatility, AXA/ Templeton Global Equity Managed Volatility, ATM International Managed Volatility, EQ/Global Bond PLUS, Multimanager Aggressive Equity, AXA Large Cap Value Managed Volatility and EQ/PIMCO Global Real Return), foreign currency forwards mark-to-market (EQ/PIMCO Global Real Return), late year loss deferral (1290 VT DoubleLine Dynamic Allocation and EQ/PIMCO Global Real Return), passive foreign investment company marked-to-market (1290 VT Real Estate and EQ/International Equity Index), and partnership basis adjustments (1290 VT Small Cap Value). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2017 and December 31, 2016 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2017 are presented in the following table.

	Year Ended December 31, 2017		As of December 31, 2017		Year Ended December 31, 2016
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
All Asset Growth-Alt 20	$5,308,444	$6,461,703	$61,812	$6,860,379	$3,534,970	$5,666,477
AXA Ultra Conservative Strategy	1,472,245	622,077	1,192	112,161	14,549,334	108,140
AXA Conservative Strategy	9,210,280	8,237,543	13,210	5,056,196	7,471,183	2,283,780
AXA Conservative Growth Strategy	20,072,794	14,387,794	51,613	13,373,940	13,258,348	6,714,170

1414

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

	Year Ended December 31, 2017		As of December 31, 2017		Year Ended December 31, 2016
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
AXA Balanced Strategy	$46,909,373	$33,897,805	$178,641	$36,460,067	$28,663,811	$18,867,912
AXA Moderate Growth Strategy	103,968,691	82,347,341	465,551	84,598,471	60,640,189	45,881,099
AXA Growth Strategy	77,982,821	39,686,294	2,159,718	56,294,973	39,972,609	32,328,230
AXA Aggressive Strategy	54,200,204	27,864,467	173,124	41,289,563	25,492,145	21,374,782
AXA/Franklin Templeton Allocation Managed Volatility	21,226,016	21,423,331	62,415	21,142,413	19,481,687	8,668,152
1290 VT Energy	116,759	—	—	—	92,673	—
1290 VT Low Volatility Global Equity	269,672	9,307	74,462	4,181	143,336	122,125
1290 VT Multi-Alternative Strategies	18,970	—	7,942	—	—	—
1290 VT Convertible Securities	717,160	324,159	39,575	89,543	491,855	—
1290 VT DoubleLine Dynamic Allocation	1,210,664	1,853,448	1,429,614	—	516,940	264,047
1290 VT DoubleLine Opportunistic Bond	5,553,167	—	33,233	—	1,994,236	—
1290 VT Equity Income	10,559,255	45,254,806	—	10,426,201	12,782,152	69,602,364
1290 VT GAMCO Mergers & Acquisitions	6,998,387	6,109,347	3,167	181,042	5,435,630	7,070,322
1290 VT GAMCO Small Company Value	26,515,176	231,682,546	212,428	6,883,605	16,531,162	97,492,594
1290 VT High Yield Bond	10,002,151	—	—	—	9,688,126	—
1290 VT Micro Cap	1,749,257	8,863,172	—	—	104,103	—
1290 VT Natural Resources	572,139	—	3,509	—	511,923	—
1290 VT Real Estate	1,186,090	19,987	—	—	620,864	—
1290 VT Small Cap Value	6,082,543	10,343,184	—	—	793,084	8,036,390
1290 VT SmartBeta Equity	388,011	359,887	44,654	73,976	199,062	129
1290 VT Socially Responsible	1,807,314	20,038,032	1,339,869	689,499	1,467,313	2,567,454
AXA Global Equity Managed Volatility	25,636,286	—	—	—	20,979,192	—
AXA International Core Managed Volatility	28,453,989	—	489,221	—	5,514,961	—
AXA International Value Managed Volatility	19,397,107	—	—	—	4,953,020	—
AXA Large Cap Core Managed Volatility	54,128,428	141,595,600	5,775,442	32,101,809	31,428,927	21,367,776
AXA Large Cap Growth Managed Volatility	104,534,169	307,057,790	11,668,251	60,325,363	65,549,219	115,360,985
AXA Large Cap Value Managed Volatility	75,331,188	—	—	—	80,296,954	—
AXA Mid Cap Value Managed Volatility	55,512,606	100,572,286	1,128,909	14,461,310	17,931,116	6,817,960
AXA/AB Dynamic Aggressive Growth	35,766	—	36,417	25,131	—	—
AXA/AB Dynamic Growth	8,253,232	3,466,864	2,835,525	600,785	2,316,750	—
AXA/AB Dynamic Moderate Growth	58,611,541	13,945,040	2,886,792	1,141,546	36,846,971	8,205,587
AXA/AB Short Duration Government Bond	9,787,424	—	—	—	3,824,418	—
AXA/AB Small Cap Growth	31,729,776	145,269,925	9,967,044	15,981,209	6,982,952	119,732,852
AXA/ClearBridge Large Cap Growth	5,423,508	38,002,193	1,538,383	3,621,446	—	1,678,152
AXA/Franklin Balanced Managed Volatility	33,228,643	—	—	—	31,630,407	—
AXA/Franklin Small Cap Value Managed Volatility	3,413,793	24,423,415	481,774	5,392,426	1,366,261	—
AXA/Goldman Sachs Strategic Allocation	14,944,864	12,363,749	60,913	—	758,936	771,374
AXA/Invesco Strategic Allocation	3,404,445	4,724,481	426,487	555,329	69,525	2,670
AXA/Janus Enterprise	14,995,098	78,661,566	2,692,579	3,189,726	—	371,298

1415

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

	Year Ended December 31, 2017		As of December 31, 2017		Year Ended December 31, 2016
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
AXA/JPMorgan Strategic Allocation	$18,970	$—	$44,111	$60,439	$—	$—
AXA/Legg Mason Strategic Allocation	908,253	—	—	—	411,898	—
AXA/Loomis Sayles Growth	1,587,278	16,998,430	—	8,130,726	6,620,362	7,217,787
AXA/Morgan Stanley Small Cap Growth	10,105,860	18,365,295	3,008,121	4,543,265	—	5,266,733
AXA/Mutual Large Cap Equity Managed Volatility	11,421,356	31,760,138	343,613	7,011,309	14,111,923	—
AXA/Templeton Global Equity Managed Volatility	12,225,044	—	430,578	5,168,693	6,278,736	—
AXA 500 Managed Volatility	171,811,240	117,904,692	15,681,464	70,425,392	125,258,857	40,773,038
AXA 400 Managed Volatility	11,020,370	47,845,383	—	7,125,894	5,669,265	29,092,623
AXA 2000 Managed Volatility	73,737,261	143,693,825	1,408,415	9,936,525	28,482,365	51,727,504
AXA International Managed Volatility	63,700,886	5,809,587	7,412,270	—	28,646,683	—
ATM International Managed Volatility	39,715,936	—	5,454,421	392,636	13,045,860	—
ATM Large Cap Managed Volatility	74,164,857	170,705,170	5,204,984	33,305,095	74,269,160	85,799,441
ATM Mid Cap Managed Volatility	3,022,112	17,859,222	—	1,510,188	2,337,686	13,298,097
ATM Small Cap Managed Volatility	18,177,465	58,470,619	80,418	4,567,458	9,053,284	33,578,885
EQ/BlackRock Basic Value Equity	25,353,250	—	—	—	28,165,857	—
EQ/Capital Guardian Research	2,318,589	22,376,961	—	8,179,207	3,010,448	—
EQ/Common Stock Index	73,185,063	—	—	—	80,965,484	—
EQ/Core Bond Index	146,779,600	—	—	—	140,196,675	—
EQ/Emerging Markets Equity PLUS	1,416,669	473,837	201,643	171,200	347,069	—
EQ/Equity 500 Index	80,536,007	42,369,293	136,724	10,720,125	73,537,450	60,108,333
EQ/Global Bond PLUS	128,168	—	97,176	—	6,911,543	230,833
EQ/Intermediate Government Bond	87,909,400	4,504,492	—	—	75,797,443	12,864,423
EQ/International Equity Index	46,970,521	—	852,942	—	43,690,119	—
EQ/Invesco Comstock	1,792,089	—	—	—	5,000,374	—
EQ/JPMorgan Value Opportunities	44,961,458	24,935,370	5,595,374	8,651,288	6,207,924	53,991
EQ/Large Cap Growth Index	14,636,922	50,347,452	1,354,343	6,227,152	11,330,194	60,305,692
EQ/Large Cap Value Index	19,283,505	14,079,992	—	1,691,128	11,193,219	18,017,791
EQ/MFS International Growth	17,723,707	48,215,401	3,031,320	16,396,963	15,009,919	2,343,878
EQ/Mid Cap Index	19,119,535	167,878,858	—	2,573,737	18,090,266	88,700,697
EQ/Money Market	5,015,068	—	—	—	8,796	—
EQ/Oppenheimer Global	1,385,575	—	—	—	1,523,312	—
EQ/PIMCO Global Real Return	840,068	—	—	—	3,556,946	—
EQ/PIMCO Ultra Short Bond	20,901,908	—	—	—	16,522,352	—
EQ/Quality Bond PLUS	20,153,117	—	106,656	—	19,868,583	—
EQ/Small Company Index	16,277,081	82,111,860	—	975,150	9,769,624	64,771,088
EQ/T. Rowe Price Growth Stock	11,616,023	95,829,372	949,418	17,875,292	—	17,600,406
EQ/UBS Growth and Income	2,805,182	4,201,781	711,513	712,560	1,151,667	1,845,563
Multimanager Aggressive Equity	1,717,836	—	—	—	5,306,897	—
Multimanager Core Bond	16,490,183	—	1,240,782	—	16,426,741	—
Multimanager Mid Cap Growth	3,151,926	10,960,970	969,521	1,626,471	—	3,947,900
Multimanager Mid Cap Value	1,620,195	—	—	—	2,238,204	—
Multimanager Technology	13,960,208	69,187,603	18,657,985	4,564,704	3,618,406	36,585,399

1416

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The following Portfolios had a Return of Capital during the year ended December 31, 2017:

Portfolios:	Return of Capital
1290 VT Energy	$4,519
1290 VT Real Estate	55,400
EQ/PIMCO Global Real Return	205,971

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2016:

Portfolios:	Return of Capital
1290 VT Convertible Securities	$146,844
1290 VT Micro Cap	104,232
1290 VT Small Cap Value	4,418,797
AXA Large Cap Value Managed Volatility	3,966,658
EQ/Emerging Markets Equity PLUS	57,433

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses; therefore, some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts from prior to the RIC Mod Act available for use and utilized during 2017 as follows:

	Expiring
Portfolios:	2018	Total	Utilized
AXA Global Equity Managed Volatility	$—	$—	$137,366,085
AXA International Core Managed Volatility	41,253,569	41,253,569	28,387,999
AXA International Value Managed Volatility	106,075,604	106,075,604	—
AXA Large Cap Value Managed Volatility	—	—	306,449,055
AXA/Franklin Balanced Managed Volatility	—	—	41,922,286
AXA/Franklin Small Cap Value Managed Volatility	—	—	1,799,551
AXA/Templeton Global Equity Managed Volatility	—	—	34,013,507
EQ/BlackRock Basic Value Equity	—	—	31,408,384
EQ/Capital Guardian Research	—	—	9,979,236
EQ/Common Stock Index	—	—	268,199,576
EQ/Core Bond Index	—	—	18,990,104
EQ/International Equity Index	2,614,257	2,614,257	—
EQ/Invesco Comstock	—	—	6,704,811
EQ/Oppenheimer Global	3,113,370	3,113,370	—
EQ/PIMCO Ultra Short Bond	2,184,178	2,184,178	—
Multimanager Aggressive Equity	—	—	86,320,553
Multimanager Mid Cap Value	—	—	15,660,189

1417

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2018)	Converted to USD (as of June 30, 2018)
AXA Global Equity Managed Volatility	99,949,099	$1,458,791
EQ/MFS International Growth	8,525,805	124,437
EQ/Oppenheimer Global	28,962,549	422,718

The following Portfolios utilized net capital loss carryforwards during 2017 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
All Asset Growth-Alt 20	$27,841	$1,128,448	$—	$—
1290 VT Energy	—	—	43,856	92,181
1290 VT Convertible Securities	—	59,485	—	—
1290 VT DoubleLine Opportunistic Bond	—	49,028	—	—
1290 VT High Yield Bond	629,283	184,184	2,244,770	6,925,128
1290 VT Micro Cap	4,273,079	—	—	—
1290 VT Natural Resources	11,371	—	478,918	890,625
1290 VT Real Estate	—	—	130,674	—
1290 VT SmartBeta Equity	17,589	40,583	—	—
AXA International Core Managed Volatility	15,157,062	9,571,181	—	—
AXA International Value Managed Volatility	2,649,065	19,582,006	—	593,155
AXA Large Cap Value Managed Volatility	21,935,145	—	—	—
AXA/AB Short Duration Government Bond	—	—	3,347,320	5,317,790
AXA/Franklin Balanced Managed Volatility	—	16,533,765	—	—
AXA/Legg Mason Strategic Allocation	—	—	642,010	49,039
AXA International Managed Volatility	1,197,994	7,893,312	—	—
ATM International Managed Volatility	8,126,325	14,078,254	—	—
EQ/Emerging Markets Equity PLUS	237,174	1,122,883	—	—
EQ/Global Bond PLUS	—	—	91,603	—
EQ/International Equity Index	2,670,892	4,757,609	—	20,514,383
EQ/MFS International Growth	—	157,079	—	—
EQ/Money Market	15,644	—	—	—
EQ/Oppenheimer Global	1,307,133	4,615,948	2,456,863	3,457,405
EQ/PIMCO Global Real Return	—	—	—	1,541,284
EQ/PIMCO Ultra Short Bond	1,704,626	5,070,553	—	13,722,107
EQ/Quality Bond PLUS	—	—	—	2,662,123
Multimanager Core Bond	—	—	911,485	2,532,983

Sale-Buybacks:

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2018. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities.

1418

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. In the event the net exposure for sale-buybacks and certain derivatives trades exceeds $250,000 (on a per counterparty basis) the Portfolio will post additional collateral. As of June 30, 2018, none of the Portfolios needed to post additional collateral. Each of the EQ/PIMCO Global Real Return Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio had open sale-buybacks at June 30, 2018.

Cash and Statement of Cash Flows:

In June 30, 2018, the Trust has adopted the ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments and ASU 2016-18 — Statement of Cash Flows (Topic 230) Restricted Cash, respectively. ASU 2016-15 clarifies guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. ASU 2016-18 discusses the presentation of restricted cash in the statement of cash flows. In accordance with GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2018, the EQ/PIMCO Global Real Return Portfolio is presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities. Consistent with EQ/PIMCO Global Real Return Portfolio’s investment strategy, management has determined that Cash and Foreign Cash, which are comprised of U.S. dollar and foreign currency deposits at the Custodian, are considered cash for purposes of preparing the Statement of Cash Flows.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

1290 VT High Yield Bond Portfolio entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may

1419

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolio may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At June 30, 2018, the Portfolio had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower:

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Dental Corp.	DIP Term Loan	06/01/2026	1.00%	ICE LIBOR USD 3 Month + 7.50%	$60,116	$60,417	$—	$—	$60,116	$60,417
Dentalcorp Perfect Smile Ulc	DIP Term Loan	05/31/2025	0.25%	ICE LIBOR USD 3 Month + 3.75%	$84,628	$84,628	$—	$—	$84,628	$84,628

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

1420

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

1421

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. During the reporting period, certain Portfolios entered into certain forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Collateral:

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities posted by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Collateral pledged by counterparties is not included in the Fund’s assets because the Portfolio does not obtain effective control over those assets. For OTC derivatives, collateral posted or received by the Portfolio is held in a segregated account at the respective counterparty or Portfolio’s custodian. As of June 30, 2018, collateral pledged by counterparties to 1290 VT DoubleLine Dynamic Allocation Portfolio for OTC derivatives consisted of $388,882 in the form of a U.S. Treasury Bill.

Repurchase Agreements:

During the six months ended June 30, 2018, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

1422

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Joint Repurchase Agreements

During the six months ended June 30, 2018, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/ Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at June 30, 2018 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At June 30, 2018, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Portfolios participated were as follows:

Bank of America NA, 2.12%, dated 6/29/18, due 7/2/18, repurchase price $200,035,333, collateralized by various U.S. Government Agency Securities, 3.000%, maturing 10/20/46; total market value $204,000,000.

Bank of Nova Scotia, 2.10%, dated 6/29/18, due 7/2/18, repurchase price $100,017,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 8/15/18-8/15/40; total market value $102,000,046.

Citigroup Global Markets Ltd., 1.99%, dated 6/29/18, due 7/2/18, repurchase price $250,041,458, collateralized by various Foreign Government Agency Securities, ranging from 1.625%-2.750%, maturing 3/16/20-3/19/25, U.S. Government Treasury Securities, ranging from 0.375%-2.375%, maturing 5/15/20-1/15/27; total market value $255,000,075.

Citigroup Global Markets, Inc., 2.18%, dated 6/29/18, due 7/6/18, repurchase price $200,084,778, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-8.750%, maturing 5/15/20-8/15/45; total market value $210,857,524.

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,016,667, collateralized by various Corporate Bonds, 1.875%, maturing 4/14/22, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 1/25/22-11/20/24; total market value $102,000,706.

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $175,029,167, collateralized by various Corporate Bonds, 2.125%, maturing 8/7/23, Foreign Government Agency Securities, ranging from 2.000%-2.750%, maturing 7/15/20-3/16/26; total market value $178,500,488.

1423

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Deutsche Bank AG, 2.00%, dated 6/29/18, due 7/2/18, repurchase price $175,029,167, collateralized by various Corporate Bonds, ranging from 1.875%-2.375%, maturing 4/14/22-6/10/25, Foreign Government Agency Securities, 1.875%, maturing 4/1/19; total market value $178,500,165.

Deutsche Bank Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $60,010,500, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/23-8/15/47; total market value $61,200,000.

ING Bank NV, 2.19%, dated 6/29/18, due 7/2/18, repurchase price $100,018,250, collateralized by various Common Stocks; total market value $111,219,508.

ING Financial Markets LLC, 2.09%, dated 6/29/18, due 7/2/18, repurchase price $100,017,417, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 2/19/19-1/13/22; total market value $102,006,864.

Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $100,016,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $102,046,501.

Macquarie Bank Ltd., 2.00%, dated 6/29/18, due 7/2/18, repurchase price $150,025,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 7/19/18-2/15/46; total market value $153,069,752.

Natwest Markets Securities, Inc., 2.10%, dated 6/29/18, due 7/2/18, repurchase price $200,035,000, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-3.000%, maturing 11/30/19-5/15/47; total market value $204,003,046.

NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,034,667, collateralized by various Common Stocks; total market value $222,578,242.

NBC Global Finance Ltd., 2.08%, dated 6/29/18, due 7/2/18, repurchase price $200,034,667, collateralized by various Common Stocks; total market value $222,578,242.

NBC Global Finance Ltd., 2.11%, dated 6/29/18, due 7/6/18, repurchase price $150,061,542, collateralized by various Common Stocks; total market value $166,933,681.

Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $100,037,528, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/19/18-2/15/45; total market value $102,000,070.

Societe Generale SA, 1.93%, dated 6/29/18, due 7/6/18, repurchase price $250,093,819, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.500%, maturing 7/19/18-5/15/47; total market value $255,000,000.

Societe Generale SA, 2.05%, dated 6/29/18, due 7/2/18, repurchase price $150,025,625, collateralized by various Common Stocks; total market value $166,927,785.

Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $100,040,444, collateralized by various Common Stocks; total market value $111,285,190.

Societe Generale SA, 2.08%, dated 6/29/18, due 7/6/18, repurchase price $100,040,444, collateralized by various Common Stocks; total market value $111,285,190.

Securities Lending:

During the six months ended June 30, 2018, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

1424

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at anytime.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by FMG LLC. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter. The market value of the securities on loan and the value of the related collateral as of June 30, 2018 were as follows:

Portfolios	Securities on Loan	Collateral	Collateralization
All Asset Growth-Alt 20	$2,462,895	$2,495,973	101%
1290 VT Energy	1,012,360	1,027,315	101
1290 VT Low Volatility Global Equity	935,125	955,590	102
1290 VT Multi-Alternative Strategies	1,066,881	1,089,850	102
1290 VT Convertible Securities	4,723,401	4,832,613	102
1290 VT DoubleLine Dynamic Allocation	347,120	401,322	116
1290 VT DoubleLine Opportunistic Bond	1,940,631	2,001,656	103
1290 VT Equity Income	2,857,939	2,905,000	102
1290 VT GAMCO Mergers & Acquisitions	8,618,000	8,867,252	103
1290 VT GAMCO Small Company Value	144,226,171	148,314,314	103
1290 VT High Yield Bond	17,429,805	17,853,635	102
1290 VT Micro Cap	18,986,217	19,442,789	102
1290 VT Natural Resources	255,128	260,913	102
1290 VT Real Estate	271,058	283,094	104
1290 VT Small Cap Value	12,339,681	12,731,236	103

1425

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios	Securities on Loan	Collateral	Collateralization
1290 VT SmartBeta Equity	$142,422	$149,357	105%
1290 VT Socially Responsible	1,760,831	1,817,693	103
AXA Global Equity Managed Volatility	23,810,623	24,597,378	103
AXA International Core Managed Volatility	76,011,677	77,457,180	102
AXA International Value Managed Volatility	8,889,705	9,298,964	105
AXA Large Cap Core Managed Volatility	47,902,858	48,967,381	102
AXA Large Cap Growth Managed Volatility	94,014,941	97,062,955	103
AXA Large Cap Value Managed Volatility	17,266,839	17,815,737	103
AXA Mid Cap Value Managed Volatility	50,112,460	51,597,644	103
AXA/AB Dynamic Aggressive Growth	1,042,989	1,065,300	102
AXA/AB Dynamic Growth	2,792,761	2,918,354	104
AXA/AB Dynamic Moderate Growth	24,654,646	25,354,727	103
AXA/AB Short Duration Government Bond	101,260	103,250	102
AXA/AB Small Cap Growth	148,910,967	152,788,667	103
AXA/Franklin Balanced Managed Volatility	50,004,457	51,104,418	102
AXA/Franklin Small Cap Value Managed Volatility	17,390,135	17,926,295	103
AXA/Janus Enterprise	32,890,722	33,539,809	102
AXA/Loomis Sayles Growth	18,874,343	20,030,642	106
AXA/Morgan Stanley Small Cap Growth	32,921,154	33,225,580	101
AXA/Mutual Large Cap Equity Managed Volatility	2,571,763	2,639,347	103
AXA/Templeton Global Equity Managed Volatility	9,983,055	10,611,778	106
AXA 500 managed Volatility	20,289,755	20,941,287	103
AXA 400 managed Volatility	19,517,349	20,052,448	103
AXA 2000 Managed Volatility	274,826,919	282,707,824	103
AXA International Managed Volatility	21,119,748	22,175,126	105
ATM International Managed Volatility	21,330,868	22,424,439	105
ATM Large Cap Managed Volatility	8,445,193	8,714,741	103
ATM Mid Cap Managed Volatility	5,753,521	5,904,931	103
ATM Small Cap Managed Volatility	78,293,289	80,586,507	103
EQ/BlackRock Basic Value Equity	520,303	525,800	101
EQ/Capital Guardian Research	5,115,806	5,198,800	102
EQ/Common Stock Index	79,927,852	82,355,652	103
EQ/Core Bond Index	244,641,059	250,157,132	102
EQ/Emerging Markets Equity Plus	119,954	120,840	101
EQ/Equity 500 Index	12,773,788	13,230,156	104
EQ/Global Bond PLUS	1,453,903	1,486,620	102
EQ/Intermediate Government Bond	355,006,278	362,749,702	102
EQ/International Equity Index	12,599,761	13,260,403	105
EQ/Large Cap Growth Index	14,327,795	14,794,419	103
EQ/Large Cap Value Index	3,254,392	3,346,136	103
EQ/Mid Cap Index	71,760,415	73,803,514	103
EQ/Oppenheimer Global	4,890,443	5,049,408	103
EQ/PIMCO Ultra Short Bond	4,018,263	4,122,045	103
EQ/Quality Bond Plus	4,846,941	5,009,385	103
EQ/Small Company Index	95,443,792	98,271,872	103
EQ/T. Rowe Price Growth Stock	30,770,633	32,042,786	104
EQ/UBS Growth and Income	2,767,788	2,791,996	101
Multimanager Aggressive Equity	21,471,580	22,206,886	103
Multimanager Core Bond	5,168,677	5,281,623	102

1426

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios	Securities on Loan	Collateral	Collateralization
Multimanager Mid Cap Growth	$13,452,618	$13,843,833	103%
Multimanager Mid Cap Value	5,928,371	6,133,588	103
Multimanager Technology	53,206,314	54,536,550	103

In accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2018, were as follows:

Portfolios:	Liabilities as presented in the Statements of Assets and Liabilities
All Asset Growth-Alt 20	$2,377,570
1290 VT Energy	939,432
1290 VT Low Volatility Global Equity	955,590
1290 VT Multi-Alternative Strategies	1,049,636
1290 VT Convertible Securities	4,832,613
1290 VT DoubleLine Dynamic Allocation	311,016
1290 VT DoubleLine Opportunistic Bond	1,948,250
1290 VT Equity Income	2,905,000
1290 VT GAMCO Mergers & Acquisitions	8,799,461
1290 VT GAMCO Small Company Value	147,409,456
1290 VT High Yield Bond	17,853,635
1290 VT Micro Cap	19,350,917
1290 VT Real Estate	265,922
1290 VT Small Cap Value	12,167,121
1290 VT SmartBeta Equity	132,553
1290 VT Socially Responsible	1,719,496
AXA Global Equity Managed Volatility	21,878,084
AXA International Core Managed Volatility	75,725,628
AXA International Value Managed Volatility	8,814,613
AXA Large Cap Core Managed Volatility	48,967,381
AXA Large Cap Growth Managed Volatility	75,714,565
AXA Large Cap Value Managed Volatility	16,070,012
AXA Mid Cap Value Managed Volatility	50,676,713
AXA/AB Dynamic Aggressive Growth	1,065,300
AXA/AB Dynamic Growth	2,734,697
AXA/AB Dynamic Moderate Growth	24,711,237
AXA/AB Short Duration Government Bond	103,250
AXA/AB Small Cap Growth	141,768,788
AXA/Franklin Balanced Managed Volatility	50,958,312
AXA/Franklin Small Cap Value Managed Volatility	17,828,634
AXA/Janus Enterprise	33,539,809
AXA/Loomis Sayles Growth	18,317,876
AXA/Morgan Stanley Small Cap Growth	32,959,834
AXA/Mutual Large Cap Equity Managed Volatility	2,569,660
AXA/Templeton Global Equity Managed Volatility	10,081,201
AXA 500 Managed Volatility	18,304,377
AXA 400 Managed Volatility	17,978,306
AXA 2000 Managed Volatility	277,141,820
AXA International Managed Volatility	20,400,344
ATM International Managed Volatility	21,016,883
ATM Large Cap Managed Volatility	8,068,583
ATM Mid Cap Managed Volatility	5,678,260

1427

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	Liabilities as presented in the Statements of Assets and Liabilities
ATM Small Cap Managed Volatility	$79,089,457
EQ/BlackRock Basic Value Equity	525,800
EQ/Capital Guardian Research	4,976,190
EQ/Common Stock Index	72,925,092
EQ/Core Bond Index	164,756,855
EQ/Emerging Markets Equity PLUS	120,840
EQ/Equity 500 Index	11,699,068
EQ/Global Bond PLUS	1,486,620
EQ/Intermediate Government Bond	293,729,733
EQ/International Equity Index	11,878,217
EQ/Large Cap Growth Index	13,943,476
EQ/Large Cap Value Index	2,870,751
EQ/Mid Cap Index	69,282,078
EQ/Oppenheimer Global	4,794,712
EQ/PIMCO Ultra Short Bond	4,122,045
EQ/Quality Bond PLUS	4,448,660
EQ/Small Company Index	96,795,829
EQ/T. Rowe Price Growth Stock	27,680,091
EQ/UBS Growth and Income	2,495,093
Multimanager Aggressive Equity	19,913,576
Multimanager Core Bond	5,002,689
Multimanager Mid Cap Growth	13,285,988
Multimanager Mid Cap Value	5,588,791
Multimanager Technology	51,156,682

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2018, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Total Return Swap Agreements:

The 1290 VT DoubleLine Dynamic Allocation entered into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a

1428

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by a Portfolio’s sub-adviser. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Market and Credit Risk:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of June 30, 2018, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

1429

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Forward commitments and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the

1430

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategic Allocation Series Portfolios, the Management Agreements state that the Adviser will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Sub-Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Sub-Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; (v) apprise the Trustees of the Trust of developments materially affecting the Portfolios; and (vi) carry out the directives of the Board. With respect to the Management Agreements for the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategic Allocation Series Portfolios, the Management Agreements provide that the Adviser will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds and ETFs in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trustees of the developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For its services under the Management Agreements, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Growth-Alt 20	0.100% of average daily net assets
AXA/Franklin Templeton Allocation Managed Volatility	0.050% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA Ultra Conservative Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative Strategy	0.1000	0.0925	0.0900	0.0875
AXA Conservative Growth Strategy	0.1000	0.0925	0.0900	0.0875
AXA Balanced Strategy	0.1000	0.0925	0.0900	0.0875
AXA Moderate Growth Strategy	0.1000	0.0925	0.0900	0.0875

1431

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA Growth Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Aggressive Strategy	0.1000	0.0925	0.0900	0.0875
AXA 500 Managed Volatility	0.4500	0.4250	0.4000	0.3500
AXA 400 Managed Volatility	0.4500	0.4250	0.4000	0.3500
AXA 2000 Managed Volatility	0.4500	0.4250	0.4000	0.3500
AXA International Managed Volatility	0.4500	0.4250	0.4000	0.3500
ATM International Managed Volatility	0.4500	0.4250	0.4000	0.3500
ATM Large Cap Managed Volatility	0.4500	0.4250	0.4000	0.3500
ATM Mid Cap Managed Volatility	0.4500	0.4250	0.4000	0.3500
ATM Small Cap Managed Volatility	0.4500	0.4250	0.4000	0.3500

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
AXA/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 VT Convertible Securities	0.700%	0.680%	0.660%	0.640%	0.630%
1290 VT DoubleLine Dynamic Allocation	0.750	0.700	0.675	0.650	0.625
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Cap Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity	0.700	0.650	0.625	0.600	0.575
AXA Global Equity Managed Volatility	0.750	0.700	0.675	0.650	0.625
AXA International Core Managed Volatility	0.600	0.575	0.525	0.500	0.475
AXA International Value Managed Volatility	0.600	0.575	0.525	0.500	0.475
AXA Large Cap Core Managed Volatility	0.500	0.475	0.425	0.400	0.375
AXA Large Cap Growth Managed Volatility	0.500	0.475	0.425	0.400	0.375
AXA Large Cap Value Managed Volatility	0.500	0.475	0.425	0.400	0.375
AXA Mid Cap Value Managed Volatility	0.550	0.525	0.475	0.450	0.425
AXA/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
AXA/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
AXA/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
AXA/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
AXA/ClearBridge Large Cap Growth	0.650	0.600	0.575	0.550	0.525
AXA/Franklin Balanced Managed Volatility	0.650	0.600	0.575	0.550	0.525
AXA/Franklin Small Cap Value Managed Volatility	0.700	0.650	0.625	0.600	0.575
AXA/Goldman Sachs Strategic Allocation	0.800	0.750	0.725	0.700	0.675

1432

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA/Invesco Strategic Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
AXA/JPMorgan Strategic Allocation	0.800	0.750	0.725	0.700	0.675
AXA/Legg Mason Strategic Allocation	0.800	0.750	0.725	0.700	0.675
AXA/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
AXA/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
AXA/Mutual Large Cap Equity Managed Volatility	0.700	0.650	0.625	0.600	0.575
AXA/Templeton Global Equity Managed Volatility	0.700	0.650	0.625	0.600	0.575
EQ/BlackRock Basic Value Equity	0.600	0.550	0.525	0.500	0.475
EQ/Capital Guardian Research	0.650	0.600	0.575	0.550	0.525
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Global Bond PLUS	0.550	0.530	0.510	0.490	0.480
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/Oppenheimer Global	0.950	0.900	0.875	0.850	0.825
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/UBS Growth and Income	0.750	0.700	0.675	0.650	0.625
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Energy	0.500%	0.450%	0.425%
1290 VT Low Volatility Global Equity	0.500	0.450	0.425
1290 VT Multi-Alternative Strategies	0.500	0.450	0.425
1290 VT Natural Resources	0.500	0.450	0.425
1290 VT Real Estate	0.500	0.450	0.425
1290 VT Socially Responsible	0.500	0.450	0.425
EQ/Common Stock Index	0.350	0.300	0.275
EQ/Core Bond Index	0.350	0.300	0.275
EQ/Equity 500 Index	0.250	0.200	0.175
EQ/Intermediate Government Bond	0.350	0.300	0.275
EQ/International Equity Index	0.400	0.350	0.325
EQ/Large Cap Growth Index	0.350	0.300	0.275
EQ/Large Cap Value Index	0.350	0.300	0.275
EQ/Mid Cap Index	0.350	0.300	0.275
EQ/Small Company Index	0.250	0.200	0.175

With the exception of the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, ETF Portfolios, and AXA Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the

1433

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, FMG LLC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC makes available the office FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each of the AXA/AB Dynamic Aggressive Growth Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/JPMorgan Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, the Tactical Portfolios and the Multiadviser Portfolios pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the AXA/AB Dynamic Aggressive Growth Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/JPMorgan Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, the Tactical Portfolios and the Multiadviser Portfolios

0.15% on the first $25 billion

0.11% on the next $10 billion

0.10% on the next $5 billion

0.095% on the next $5 billion

0.090% on assets thereafter

Each of the All Asset Growth — Alt 20 Portfolio, AXA Strategic Allocation Series Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total average daily net asset charge of the All Asset Growth — Alt 20 Portfolio, the AXA Strategic Allocation Series Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio, and the Portfolios of the AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC

0.15% of the first $35 billion

0.11% of the next $10 billion

0.090% on assets thereafter

For all other Portfolios:

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Portfolios*

0.10% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0900% on assets thereafter

1434

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

*

With the exception of the All Asset Growth — Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Aggressive Allocation Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/ Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/JPMorgan Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Strategic Allocation Series Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

FMG LLC has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2019 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which FMG LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K		Class IA+		Class IB+
All Asset Growth-Alt 20	1.10	%*	1.35	%*	1.35	%*
AXA Ultra Conservative Strategy	0.70	*	0.95	*	0.95	*

1435

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class K		Class IA+		Class IB+
AXA Conservative Strategy	0.70	%*	0.95	%*	0.95	%*
AXA Conservative Growth Strategy	0.75	*	1.00	*	1.00	*
AXA Balanced Strategy	0.80	*	1.05	*	1.05	*
AXA Moderate Growth Strategy	0.85	*	1.10	*	1.10	*
AXA Growth Strategy	0.85	*	1.10	*	1.10	*
AXA Aggressive Strategy	0.90	*	N/A		1.15	*
AXA/Franklin Templeton Allocation Managed Volatility	1.00	*	1.25	*	1.25	*
1290 VT Energy	0.65	*	N/A		0.90	*
1290 VT Low Volatility Global Equity	0.65	*	N/A		0.90	*
1290 VT Multi-Alternative Strategies	1.40	*	N/A		1.65	*
1290 VT Convertible Securities	1.05	*	N/A		1.30	*
1290 VT DoubleLine Dynamic Allocation	1.00	*	N/A		1.25	*
1290 VT DoubleLine Opportunistic Bond	0.80	*	N/A		1.05	*
1290 VT Equity Income	0.75		1.00		1.00
1290 VT GAMCO Small Company Value	0.85		1.10		1.10
1290 VT High Yield Bond	0.80		N/A		1.05
1290 VT Micro Cap	0.90		N/A		1.15
1290 VT Natural Resources	0.65		N/A		0.90
1290 VT Real Estate	0.65		N/A		0.90
1290 VT Small Cap Value	0.90		N/A		1.15
1290 VT SmartBeta Equity	0.90		N/A		1.15
1290 VT Socially Responsible	0.90		1.15		1.15
AXA Global Equity Managed Volatility	0.90		1.15		1.15
AXA International Core Managed Volatility	0.80		1.05		1.05
AXA International Value Managed Volatility	0.80		1.05		1.05
AXA Large Cap Core Managed Volatility	0.65		0.90		0.90
AXA Large Cap Growth Managed Volatility	0.65		0.90		0.90
AXA Large Cap Value Managed Volatility	0.65		0.90		0.90
AXA Mid Cap Value Managed Volatility	0.75		1.00		1.00
AXA/AB Dynamic Aggressive Growth	0.95	*	N/A		1.20	*
AXA/AB Dynamic Growth	0.95	*	N/A		1.20	*
AXA/AB Dynamic Moderate Growth	0.95	*	1.20	*	1.20	*
AXA/AB Short Duration Government Bond	0.60		0.85		0.85
AXA/AB Small Cap Growth	0.75		1.00		1.00
AXA/ClearBridge Large Cap Growth	0.80		1.05		1.05
AXA/Franklin Balanced Managed Volatility	0.80		1.05		1.05
AXA/Franklin Small Cap Value Managed Volatility	0.85		1.10		1.10
AXA/Goldman Sachs Strategic Allocation	0.95	*	N/A		1.20	*
AXA/Invesco Strategic Allocation	0.95	*	N/A		1.20	*
AXA/Janus Enterprise	0.85		1.10		1.10
AXA/JPMorgan Strategic Allocation	0.95	*	N/A		1.20	*
AXA/Legg Mason Strategic Allocation	0.95	*	N/A		1.20	*
AXA/Loomis Sayles Growth	0.80		1.05		1.05
AXA/Morgan Stanley Small Cap Growth	0.90		N/A		1.15
AXA/Mutual Large Cap Equity Managed Volatility	0.80		1.05		1.05
AXA/Templeton Global Equity Managed Volatility	0.90		1.15		1.15
AXA 500 Managed Volatility	0.60		0.85		0.85
AXA 400 Managed Volatility	0.60		0.85		0.85
AXA 2000 Managed Volatility	0.60		0.85		0.85
AXA International Managed Volatility	0.65		N/A		0.90

1436

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class IA+	Class IB+
ATM International Managed Volatility	0.65%	N/A	0.90%
ATM Large Cap Managed Volatility	0.60	0.85%	0.85
ATM Mid Cap Managed Volatility	0.60	0.85	0.85
ATM Small Cap Managed Volatility	0.60	0.85	0.85
EQ/BlackRock Basic Value Equity	0.70	0.95	0.95
EQ/Capital Guardian Research	0.72	0.97	0.97
EQ/Core Bond Index	0.47	0.72	0.72
EQ/Emerging Markets Equity PLUS	0.95	N/A	1.20
EQ/Global Bond PLUS	0.70	0.95	0.95
EQ/Invesco Comstock	0.75	1.00	1.00
EQ/JPMorgan Value Opportunities	0.75	1.00	1.00
EQ/MFS International Growth	0.95	1.20	1.20
EQ/Oppenheimer Global	0.95	1.20	1.20
EQ/PIMCO Global Real Return	0.75	N/A	1.00
EQ/PIMCO Ultra Short Bond	0.60	0.85	0.85
EQ/Quality Bond PLUS	0.60	0.85	0.85
EQ/T. Rowe Price Growth Stock	0.75	1.00	1.00
EQ/UBS Growth and Income	0.80	1.05	1.05
Multimanager Aggressive Equity	0.75	1.00	1.00
Multimanager Core Bond	0.65	0.90	0.90
Multimanager Mid Cap Growth	0.85	1.10	1.10
Multimanager Mid Cap Value	0.85	1.10	1.10
Multimanager Technology	1.00	1.25	1.25

*	For purposes of calculating the Maximum Annual Operating Expense Limit, the expenses of other investment companies in which the Portfolio invests are included in Fund Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Prior to May 1, 2018, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K		Class IA+	Class IB+
AXA/Goldman Sachs Strategic Allocation	1.00	%*	N/A	1.25	%*
AXA/Invesco Strategic Allocation	1.00	*	N/A	1.25	*
AXA/Legg Mason Strategic Allocation	1.00	*	N/A	1.25	*
EQ/T. Rowe Price Growth Stock	0.80		1.05%	1.05

*	For purposes of calculating the Maximum Annual Operating Expense Limit, the expenses of other investment companies in which the Portfolio invests are included in Fund Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

1437

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to FMG LLC the management fees waived or other expenses assumed and paid for by FMG LLC pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC. During the six months ended June 30, 2018, the following Portfolios incurred recoupment fees:

Portfolios:	Recoupment Fees
All Asset Growth-Alt 20	$12,920
AXA/AB Dynamic Growth	46,726

$59,646

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2018, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2018	2019	2020	2021	Total Eligible For Recoupment
AXA Ultra Conservative Strategy	$56,852	$341,198	$130,957	$39,352	$568,359
AXA Conservative Strategy	273,508	594,251	435,173	153,998	1,456,930
AXA Conservative Growth Strategy	252,248	536,941	267,883	65,723	1,122,795
AXA/Franklin Templeton Allocation Managed Volatility	—	—	264,251	180,885	445,136
1290 VT Energy	64,201	75,612	86,517	34,155	260,485
1290 VT Low Volatility Global Equity	63,556	71,773	87,047	35,071	257,447
1290 VT Multi-Alternative Strategies	—	—	52,782	38,210	90,992
1290 VT Convertible Securities	51,566	78,058	93,726	38,494	261,844
1290 VT DoubleLine Dynamic Allocation	—	—	55,916	2,464	58,380
1290 VT Equity Income	—	579,117	810,278	391,561	1,780,956
1290 VT High Yield Bond	—	—	31,526	7,918	39,444
1290 VT Micro Cap	—	—	181,381	142,806	324,187
1290 VT Natural Resources	89,055	137,202	136,791	41,449	404,497
1290 VT Real Estate	—	84,308	127,280	47,871	259,459
1290 VT Small Cap Value	—	—	260,766	134,039	394,805
1290 VT SmartBeta Equity	—	—	70,803	29,491	100,294
AXA/AB Dynamic Aggressive Growth	—	—	67,811	76,760	144,571
AXA/AB Dynamic Growth	1,816	50,467	8,299	—	60,582
AXA/Franklin Small Cap Value Managed Volatility	—	—	93,460	72,397	165,857
AXA/Goldman Sachs Strategic Allocation	—	—	36,111	—	36,111
AXA/Invesco Strategic Allocation	—	—	—	17,685	17,685
AXA/JPMorgan Strategic Allocation	—	—	67,982	70,130	138,112

1438

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	2018	2019	2020	2021	Total Eligible For Recoupment
AXA/Legg Mason Strategic Allocation	$—	$—	$33,780	$—	$33,780
AXA/Loomis Sayles Growth	—	—	329,848	249,583	579,431
AXA/Morgan Stanley Small Cap Growth	—	—	163,305	111,800	275,105
AXA/Mutual Large Cap Equity Managed Volatility	—	—	264,323	169,498	433,821
AXA 400 Managed Volatility	—	—	8,239	2,002	10,241
ATM Mid Cap Managed Volatility	—	—	57,756	42,431	100,187
ATM Small Cap Managed Volatility	—	—	34,555	17,257	51,812
EQ/Capital Guardian Research	122,617	233,827	250,271	127,775	734,490
EQ/Emerging Markets Equity PLUS	—	—	64,536	20,484	85,020
EQ/Global Bond PLUS	—	—	107,172	70,693	177,865
EQ/Invesco Comstock	88,931	140,746	128,927	58,641	417,245
EQ/MFS International Growth	—	—	240,200	184,863	425,063
EQ/Oppenheimer Global	—	—	278,509	218,379	496,888
EQ/PIMCO Global Real Return	67,536	108,544	132,894	46,805	355,779
EQ/PIMCO Ultra Short Bond	27,365	197,515	171,630	77,965	474,475
EQ/T. Rowe Price Growth Stock	—	—	253,082	—	253,082
EQ/UBS Growth and Income	76,529	132,746	136,721	67,738	413,734
Multimanager Core Bond	—	—	507,416	347,444	854,860
Multimanager Mid Cap Growth	—	—	242,200	220,029	462,229
Multimanager Mid Cap Value	—	—	265,851	195,609	461,460
Multimanager Technology	—	655,153	1,000,930	539,792	2,195,875

During the six months ended June 30, 2018, FMG LLC voluntarily waived fees for certain Portfolios. The amounts waived were as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
1290 VT DoubleLine Dynamic Allocation	$11,403
1290 VT DoubleLine Opportunistic Bond	34,248
AXA Large Cap Value Managed Volatility	120,927
AXA/Goldman Sachs Strategic Allocation	129,040
AXA/Invesco Strategic Allocation	38,568
AXA/Legg Mason Strategic Allocation	62,099
EQ/BlackRock Basic Value Equity	430,642
EQ/T. Rowe Price Growth Stock	486,273

During the six months ended June 30, 2018, the Distributor voluntarily waived $1,399,194 of distribution fees for the EQ/Money Market Portfolio’s Class IA and Class IB shares. This amount is not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

At June 30, 2018, AXA Equitable and/or FMG LLC held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Ultra Conservative Strategy	2%
1290 VT Energy	25
1290 VT Multi-Alternative Strategies	100
1290 VT Convertible Securities	47

1439

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	Percentage of Ownership
1290 VT DoubleLine Dynamic Allocation	20%
1290 VT SmartBeta Equity	71
AXA/AB Dynamic Aggressive Growth	23
AXA/JPMorgan Strategic Allocation	26

Shares of the Portfolios may be held as underlying investments by the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategic Allocation Series Portfolios of the Trust, and the AXA Allocation Portfolios, the Charter Allocation Portfolios and the Target Allocation Portfolios of the AXA Premier VIP Trust. The following tables represent the percentage of ownership that each of the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA Strategic Allocation Series Portfolios, AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios has in each respective Portfolio’s net assets as of June 30, 2018.

Portfolios:	All Asset Growth-Alt 20	AXA/Franklin Templeton Allocation Managed Volatility
1290 VT Low Volatility Global Equity	61.56%	—%
1290 VT DoubleLine Opportunistic Bond	1.97	—
1290 VT Equity Income	0.95	—
1290 VT GAMCO Mergers & Acquisitions	7.05	—
1290 VT GAMCO Small Company Value	0.62	—
1290 VT High Yield Bond	4.95	—
1290 VT Natural Resources	66.48	—
1290 VT Real Estate	49.08	—
AXA/AB Small Cap Growth	1.07	—
AXA/Franklin Balanced Managed Volatility	—	32.94
AXA/Janus Enterprise	0.18	—
AXA/Loomis Sayles Growth	2.62	—
AXA/Mutual Large Cap Equity Managed Volatility	—	66.89
AXA/Templeton Global Equity Managed Volatility	—	51.11
EQ/BlackRock Basic Value Equity	0.83	—
EQ/Emerging Markets Equity PLUS	15.12	—
EQ/Global Bond PLUS	7.47	—
EQ/Intermediate Government Bond	0.07	—
EQ/International Equity Index	0.64	—
EQ/Invesco Comstock	6.16	—
EQ/JPMorgan Value Opportunities	2.04	—
EQ/MFS International Growth	1.75	—
EQ/PIMCO Global Real Return	15.16	—
EQ/PIMCO Ultra Short Bond	0.48	—
EQ/T. Rowe Price Growth Stock	1.23	—
Multimanager Core Bond	0.91	—

Portfolios:	AXA Ultra Conservative Strategy	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA/AB Short Duration Government Bond	—%	5.61%	6.60%	13.55%	20.92%	11.63%	5.72%
AXA 500 Managed Volatility	0.15	1.05	4.37	12.69	31.49	26.25	21.60

1440

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	AXA Ultra Conservative Strategy	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA 400 Managed Volatility	0.19%	0.48%	1.52%	4.61%	11.68%	10.53%	8.47%
AXA 2000 Managed Volatility	0.16	1.04	3.87	11.00	27.03	22.03	17.51
AXA International Managed Volatility	0.16	1.02	4.31	12.49	30.67	25.46	20.46
EQ/Core Bond Index	—	3.07	4.80	9.17	15.26	7.96	3.66
EQ/Intermediate Government Bond	2.57	3.45	5.44	10.34	16.92	8.90	4.12

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.58%	7.57%	38.69%	25.73%	4.26%
1290 VT Equity Income	1.26	2.58	17.50	29.85	12.93
1290 VT GAMCO Small Company Value	0.21	0.34	3.42	5.60	2.51
1290 VT High Yield Bond	7.54	5.85	28.82	16.24	1.86
1290 VT Micro Cap	0.77	2.69	17.75	40.61	18.41
1290 VT Small Cap Value	—	3.11	19.37	30.63	10.59
AXA Global Equity Managed Volatility	0.26	0.92	8.17	12.94	5.92
AXA International Core Managed Volatility	0.31	0.76	6.91	11.27	5.30
AXA International Value Managed Volatility	0.28	0.80	5.33	10.50	6.52
AXA Large Cap Core Managed Volatility	0.75	1.40	9.00	15.41	7.54
AXA Large Cap Growth Managed Volatility	0.29	0.61	3.65	6.04	2.76
AXA Large Cap Value Managed Volatility	0.17	0.49	3.05	6.15	3.58
AXA/AB Small Cap Growth	0.17	0.82	9.43	16.00	5.63
AXA/Franklin Small Cap Value Managed Volatility	—	1.39	10.81	23.75	11.20
AXA/Loomis Sayles Growth	1.07	1.46	11.55	17.80	10.96
AXA/Morgan Stanley Small Cap Growth	0.85	1.21	16.08	39.41	18.71
ATM International Managed Volatility	0.98	3.27	28.42	47.11	20.22
ATM Large Cap Managed Volatility	2.07	4.17	26.61	43.40	23.76
ATM Mid Cap Managed Volatility	2.20	4.67	28.44	41.52	23.17
ATM Small Cap Managed Volatility	0.33	3.03	23.74	51.56	21.34
EQ/BlackRock Basic Value Equity	0.79	1.11	7.79	13.44	6.43
EQ/Core Bond Index	3.12	2.76	13.51	9.55	1.07
EQ/Global Bond PLUS	8.75	7.18	35.05	3.92	—
EQ/Intermediate Government Bond	4.53	3.86	18.48	14.23	1.58
EQ/International Equity Index	0.06	0.12	0.73	3.61	3.48
EQ/JPMorgan Value Opportunities	1.70	2.95	18.17	23.99	8.65
EQ/Large Cap Growth Index	0.11	0.15	0.88	1.47	1.82
EQ/MFS International Growth	0.81	2.46	22.32	31.94	15.12
EQ/PIMCO Ultra Short Bond	9.38	8.35	39.72	26.50	2.60
EQ/Quality Bond PLUS	2.05	1.99	9.77	7.70	0.73
EQ/T. Rowe Price Growth Stock	0.32	0.44	2.66	5.08	1.37
Multimanager Core Bond	5.70	5.11	25.25	18.62	2.33
Multimanager Mid Cap Growth	1.83	2.35	5.76	9.05	4.61
Multimanager Mid Cap Value	1.18	2.82	14.37	11.74	4.18

1441

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	0.94%	2.51%		3.70%		3.94%		3.12%		—%	—%	—%
1290 VT Low Volatility Global Equity	1.57	3.09		3.26		2.04		1.20		—	—	—
1290 VT Convertible Securities	11.67	10.57		7.24		2.87		1.03		—	—	—
1290 VT DoubleLine Opportunistic Bond	—	—		—		—		—		3.92	—	—
1290 VT GAMCO Mergers & Acquisitions	0.18	0.24		0.27		0.10		0.03		—	—	—
1290 VT GAMCO Small Company Value	0.01	0.02		0.02		0.01		0.01		—	—	1.76
1290 VT High Yield Bond	0.74	0.61		0.37		0.13		0.02		9.26	—	—
1290 VT Micro Cap	0.08	0.15		0.17		0.13		0.08		—	19.08	—
1290 VT Natural Resources	0.27	0.71		0.91		0.97		0.81		—	—	—
1290 VT Real Estate	0.37	1.02		1.30		1.29		0.97		—	—	—
1290 VT Small Cap Value	—	—		—		—		—		—	—	35.55
1290 VT SmartBeta Equity	0.75	1.37		1.65		1.03		0.62		—	—	—
AXA/AB Small Cap Growth	0.01	0.03		0.03		0.02		0.01		—	—	—
AXA/ClearBridge Large Cap Growth	0.09	0.17		0.18		0.11		0.07		—	—	—
AXA/Janus Enterprise	0.05	0.09		0.10		0.07		0.04		—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—		—		—		—		—	23.71	—
EQ/BlackRock Basic Value Equity	0.02	0.04		0.04		0.02		0.01		—	—	—
EQ/Capital Guardian Research	0.15	0.30		0.32		0.20		0.12		—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		1.06	—	—
EQ/Emerging Markets Equity PLUS	0.48	0.95		1.03		0.64		0.40		—	—	—
EQ/Global Bond PLUS	0.84	0.69		0.43		0.13		0.02		—	—	—
EQ/Intermediate Government Bond	0.03	0.02		0.01		—	#	—	#	—	—	—
EQ/International Equity Index	0.04	0.08		0.09		0.06		0.04		—	—	—
EQ/Invesco Comstock	0.14	0.25		0.28		0.17		0.11		—	—	—
EQ/MFS International Growth	0.03	0.06		0.07		0.04		0.03		—	—	—
EQ/PIMCO Global Real Return	2.23	1.82		1.12		0.36		0.07		10.78	—	—
EQ/PIMCO Ultra Short Bond	0.17	0.13		0.08		0.03		0.01		—	—	—

1442

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
EQ/Quality Bond PLUS	—%	—%	—%	—%	—%	2.59%	—%	—%
EQ/T. Rowe Price Growth Stock	0.02	0.04	0.05	0.03	0.02	—	—	—
Multimanager Core Bond	0.31	0.25	0.16	0.05	0.01	—	—	—
Multimanager Mid Cap Value	0.26	0.50	0.55	0.34	0.20	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.99%	4.65%	2.20%	1.10%	—%
EQ/BlackRock Basic Value Equity	0.09	0.29	0.21	0.19	0.06
EQ/Core Bond Index	0.14	0.26	0.12	0.05	—
EQ/Emerging Markets Equity PLUS	2.96	14.13	12.35	10.50	2.17
EQ/Equity 500 Index	0.20	0.96	0.96	0.84	0.17
EQ/Global Bond PLUS	1.53	3.02	1.44	0.51	—
EQ/International Equity Index	0.28	1.16	1.03	0.91	0.17
EQ/MFS International Growth	0.09	0.65	0.67	0.58	0.17
EQ/PIMCO Ultra Short Bond	0.25	0.48	0.22	0.09	—
EQ/Quality Bond PLUS	0.33	0.64	0.31	0.12	—
EQ/Small Company Index	0.10	0.89	0.89	0.72	0.18
Multimanager Aggressive Equity	0.06	0.24	0.14	0.11	0.05
Multimanager Mid Cap Growth	0.43	0.85	0.57	0.45	0.04
Multimanager Mid Cap Value	0.54	1.31	0.62	0.58	0.06

The Portfolio is permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Substitution, Reorganization and In-Kind Transaction

The following transactions occurred during 2017:

After the close of business on May 19, 2017, All Asset Growth-Alt 20 Portfolio acquired the net assets of the All Asset Aggressive-Alt 25 Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the All Asset Growth-Alt 20 Portfolio issuing 1,656,843 Class IB shares and 90,007 Class K shares (valued at $33,278,179 and $1,801,349 for Class IB and Class K, respectively) in exchange for 2,644,924 Class IB shares and 143,088 Class K shares of the All Asset Aggressive-Alt 25 Portfolio. The securities held by All Asset Aggressive-Alt 25 Portfolio, with a fair value of $35,074,318 and identified cost of $33,150,563 at May 19, 2017, were the principal assets acquired by All Asset Growth-Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset Growth-Alt 20 Portfolio were recorded at fair value; however, the cost basis of the investments from All

1443

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Asset Aggressive-Alt 25 Portfolio was carried forward to align ongoing reporting of All Asset Growth-Alt 20 Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. All Asset Aggressive-Alt 25 Portfolio’s net assets at the merger date of $35,079,528, including $1,923,755 of unrealized appreciation, $(43,337) of undistributed net investment loss and $142,856 of undistributed net realized gain on investments, were combined with those of All Asset Growth-Alt 20 Portfolio.

After the close of business on May 19, 2017, All Asset Growth-Alt 20 Portfolio acquired the net assets of the All Asset Aggressive-Alt 50 Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the All Asset Growth-Alt 20 Portfolio issuing 172,616 Class IB shares (valued at $3,467,048) in exchange for 357,452 Class IB shares of the All Asset Aggressive-Alt 50 Portfolio. Securities held by All Asset Aggressive-Alt 50 Portfolio, with a value of $3,501,374 at May 19, 2017, were the principal assets acquired by All Asset Growth-Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset Growth-Alt 20 Portfolio were recorded at fair value. All Asset Aggressive-Alt 50 Portfolio’s net assets at the merger date of $3,467,048 were combined with those of All Asset Growth-Alt 20 Portfolio.

After the close of business on May 19, 2017, All Asset Growth-Alt 20 Portfolio acquired the net assets of the All Asset Aggressive-Alt 75 Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the All Asset Growth — Alt 20 Portfolio issuing 161,082 Class IB (valued at $3,235,384) in exchange for 352,394 Class IB shares of the All Asset Aggressive — Alt 75 Portfolio. Securities held by All Asset Aggressive — Alt 75 Portfolio, with a value of $3,270,032 at May 19, 2017, were the principal assets acquired by All Asset Growth — Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset Growth — Alt 20 Portfolio were recorded at fair value. All Asset Aggressive — Alt 75 Portfolio’s net assets at the merger date of $3,235,384 were combined with those of All Asset Growth — Alt 20 Portfolio.

After the close of business on May 19, 2017, All Asset Growth — Alt 20 Portfolio acquired the net assets of the CharterSM Alternative 100 Moderate Portfolio, a series of the AXA Premier VIP Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the All Asset Growth — Alt 20 Portfolio issuing 420,173 Class IB shares (valued at $8,439,300) in exchange for 916,272 Class B shares of the CharterSM Alternative 100 Moderate Portfolio. Money market investments held by CharterSM Alternative 100 Moderate Portfolio, with a fair value of $7,837,610 and identified cost of $7,837,602 at May 19, 2017, were the principal assets acquired by All Asset Growth — Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset Growth — Alt 20 Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM Alternative 100 Moderate Portfolio was carried forward to align ongoing reporting of All Asset Growth — Alt 20 Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM Alternative 100 Moderate Portfolio’s net assets at the merger date of $8,439,300, including $8 of unrealized appreciation, $(11,968) of undistributed net investment loss and $(1,185,671) of undistributed net realized loss on investments, were combined with those of All Asset Growth — Alt 20 Portfolio.

Assuming the four acquisitions described above had been completed January 1, 2017, the beginning of the annual reporting period of All Asset Growth — Alt 20 Portfolio, pro forma

1444

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

results of operations for the year ended December 31, 2017 would include net investment income of $2,783,681 and net realized and unrealized gain of $46,316,393, resulting in an increase in net assets from operations of $49,100,074. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, All Asset Aggressive-Alt 75 Portfolio and CharterSM Alternative 100 Moderate Portfolio that have been included in All Asset Growth — Alt 20 Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the All Asset Growth — Alt 20 Portfolio totaled $283,099,600. Immediately after the combination, the net assets of the All Asset Growth — Alt 20 Portfolio totaled $333,320,860.

As certain unit holders were not eligible to hold Class IB shares, immediately following the above mergers, there was a transfer of $14,601,726 from Class IB to Class IA (representing 718,232 and 720,067 shares, respectively).

After the close of business on May 19, 2017, EQ/PIMCO Global Real Return acquired the net assets of the CharterSM Real Assets Portfolio, a series of the AXA Premier VIP Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/ PIMCO Global Real Return Portfolio issuing 511,385 Class IB shares (valued at $5,040,464) in exchange for 549,024 Class B shares of the CharterSM Real Assets Portfolio. Money market investments held by CharterSM Real Assets Portfolio, with a value of $4,878,686 at May 19, 2017, were the principal assets acquired by EQ/PIMCO Global Real Return Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/PIMCO Global Real Return Portfolio were recorded at fair value. CharterSM Real Assets Portfolio’s net assets at the merger date of $5,040,464 were combined with those of EQ/PIMCO Global Real Return Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of EQ/PIMCO Global Real Return Portfolio, pro forma results of operations for the year ended December 31, 2017 would include net investment income of $1,004,565 and net realized and unrealized loss of $1,413,686, resulting in an increase in net assets from operations of $2,418,251. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Real Assets Portfolio that have been included in EQ/PIMCO Global Real Return Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the EQ/PIMCO Global Real Return Portfolio totaled $73,839,340. Immediately after the combination, the net assets of the EQ/PIMCO Global Real Return Portfolio totaled $78,879,804.

After the close of business on May 19, 2017, 1290 VT DoubleLine Opportunistic Bond Portfolio acquired the net assets of the CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio, each a series of the AXA Premier VIP Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contractholders of CharterSM Interest Rate Strategies Portfolio and CharterSM Income Strategies Portfolio on March 28, 2017 and April 17, 2017, respectively. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT DoubleLine Opportunistic Bond Portfolio issuing 930,000 Class IB shares (valued at $9,338,628) in exchange for 445,986 and 519,147 Class B shares of the CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio, respectively. Money market investment held by CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio, with values of $4,035,928 and $4,616,676, respectively, at May 19, 2017, were the principal assets acquired by 1290 VT DoubleLine

1445

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Opportunistic Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT DoubleLine Opportunistic Bond Portfolio were recorded at fair value. CharterSM Interest Rate Strategies Portfolio and CharterSM Income Strategies Portfolio’s net assets at the merger date of $4,344,751 and $4,993,877, respectively, were combined with those of 1290 VT DoubleLine Opportunistic Bond Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of 1290 VT DoubleLine Opportunistic Bond Portfolio, pro forma results of operations for the year ended December 31, 2017 would include net investment income of $4,687,772 and net realized and unrealized gain of $2,357,427, resulting in an increase in net assets from operations of $7,045,199. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio that have been included in 1290 VT DoubleLine Opportunistic Bond Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the 1290 VT DoubleLine Opportunistic Bond Portfolio totaled $181,874,842. Immediately after the combination, the net assets of the 1290 VT DoubleLine Opportunistic Bond Portfolio totaled $191,213,470.

After the close of business on May 19, 2017, 1290 VT Small Cap Value Portfolio acquired the net assets of the AXA/Pacific Global Small Cap Value Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the 1290 VT Small Cap Value Portfolio issuing 83,331 Class IB shares and 14,885,834 Class K shares (valued at $822,449 and $146,907,492, respectively) in exchange for 96,502 Class IB shares and 17,254,239 Class K shares of the AXA/Pacific Global Small Cap Value Portfolio. The securities held by AXA/Pacific Global Small Cap Value Portfolio, with a fair value of $147,287,474 and identified cost of $133,632,004 at May 19, 2017, were the principal assets acquired by 1290 VT Small Cap Value Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Small Cap Value Portfolio were recorded at fair value; however, the cost basis of the investments from AXA/Pacific Global Small Cap Value Portfolio was carried forward to align ongoing reporting of 1290 VT Small Cap Value Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. AXA/Pacific Global Small Cap Value Portfolio’s net assets at the merger date of $147,729,941, including $13,655,470 of unrealized appreciation, $79,361 of undistributed net investment gain and $(356,641) of undistributed net realized loss on investments, were combined with those of 1290 VT Small Cap Value Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of 1290 VT Small Cap Value Portfolio, pro forma results of operations for the year ended December 31, 2017 would include net investment income of $2,203,159 and net realized and unrealized loss of $28,963,346, resulting in a decrease in net assets from operations of $31,166,505. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the AXA/Pacific Global Small Cap Value Portfolio that have been included in 1290 VT Small Cap Value Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $166,120,628. Immediately after the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $313,850,569.

1446

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Note 9	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2018, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held June 12-13, the Board approved the removal of Franklin Mutual Advisers, LLC as a Sub-Adviser to the AXA/Mutual Large Cap Equity Managed Volatility Portfolio (the “Portfolio”) and the appointment of ClearBridge Investments, LLC as a Sub-Adviser to the Portfolio. Additionally, the Board approved the name change of the AXA/Mutual Large Cap Equity Managed Volatility Portfolio to “EQ/ClearBridge Select Equity Managed Volatility Portfolio.”

At a meeting held July 10-12, 2018, the Board approved new voluntary expense caps for certain portfolios to be effective October 1, 2018. Voluntary waivers may be reduced or discontinued at any time without notice.

The new voluntary caps are as follows:

Portfolios	Class K	Class IA	Class IB
1290 VT DoubleLine Dynamic Allocation*	0.95%	N/A	1.20%
1290 VT Equity Income	0.70	0.95%	0.95
1290 VT High Yield	0.75	N/A	1.00
1290 VT Convertible Securities*	1.00	N/A	1.25
AXA/Janus Enterprise Portfolio	0.80	1.05	1.05
EQ/Oppenheimer Global	0.90	1.15	1.15
EQ/MFS International Growth	0.90	1.15	1.15
AXA/AB Short Duration Government Bond	0.55	0.80	0.80
EQ/PIMCO Ultra Short Bond	0.55	0.80	0.80
Multimanager Technology	0.95	1.20	1.20
AXA/Franklin Templeton Allocation Managed Volatility	0.95	1.20	1.20
AXA Global Equity Managed Volatility	0.85	1.10	1.10
AXA/Templeton Global Equity Managed Volatility	0.85	1.10	1.10

*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.

At the same meeting, the Board approved new Management fees for the EQ/Oppenheimer Global Portfolio to become effective October 1, 2018, as follows:

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Oppenheimer Global	0.850%	0.800%	0.775%	0.750%	0.725%

At the same meeting, the Board approved new Administrative fees for certain Portfolios to become effective October 1, 2018.

The new Administration fees are as follows:

Each of the AXA/AB Dynamic Aggressive Growth Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/JPMorgan Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the All Asset Growth — Alt 20 Portfolio, AXA Strategic Allocation Series Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio, together with the AXA Allocation Portfolios, Charter Allocation Portfolios and Target

1447

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Allocation Portfolios of the AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC, pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee based on the following:

0.140% of the first $60 billion;

0.110% of the next $20 billion;

0.0875% of the next $20 billion;

0.0800% thereafter

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee on the following:

Total aggregated average daily net asset charge of the Portfolios

0.100% of the first $30 billion;

0.0975% of the next $10 billion;

0.0950% of the next $5 billion; and

0.0800% thereafter

Note 10	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/ Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and 1290 VT GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under
Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/ T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive

1448

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

fees paid to FMG LLC in its capacity as the Administrator to the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiff filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit. On July 10, 2018, the Third Circuit affirmed the trial court’s decision. Plaintiffs have ninety days in which to file a petition for certiorari to the U.S. Supreme Court.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

In November 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contractholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

In July 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

In August 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). The Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s Suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multidistrict litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT GAMCO Mergers & Acquisitions Portfolio) and the AXA Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit.

1449

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2018 (Unaudited)

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT GAMCO Mergers & Acquisitions Portfolio), the AXA Mid Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the Multimanager Large Cap Core Equity Portfolio (now called AXA Large Cap Core Managed Volatility Portfolio) the EQ/Small Company Index II Portfolio (now called EQ/Small Company Index Portfolio), the EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index Portfolio), and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT GAMCO Mergers & Acquisitions Portfolio), the AXA Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as class action. The Multimanager Large Cap Value Portfolio (now called AXA Large Cap Value Managed Volatility Portfolio) is named as a defendant in the Noteholder Suit and is also named as a putative member of the proposed defendant class of shareholders in the Committee’s suit. The amounts paid to the above seven Portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the 1290 VT GAMCO Mergers & Acquisitions Portfolio — $1,122,000; (iii) the AXA Mid Cap Value Managed Volatility Portfolio — $3,655,000; (iv) the AXA Large Cap Core Managed Volatility Portfolio — $1,832,600; (v) the EQ/Small Company Index Portfolio (vi) the EQ/Common Stock Index Portfolio — $18,360; and (vii) the AXA Large Cap Value Managed Volatility Portfolio — $3,359,200.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) has affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the Trust and several of its Portfolios, who sold their shares as part of the public tender offers.

The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The Trusts or its Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Adviser believes a loss is not probable.

1450

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on June 12-13, 2018, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between AXA Equitable Funds Management Group, LLC (the “Adviser”), which serves as the Trust’s investment manager, and ClearBridge Investments, LLC (“ClearBridge” or the “Sub-Adviser”) with respect to the AXA/Mutual Large Cap Equity Managed Volatility Portfolio (the “Portfolio”). The Board considered that ClearBridge would become the sub-adviser for the actively managed portion of the Portfolio in connection with the replacement of the current sub-adviser to that portion of the Portfolio, and would utilize a broader, multi-cap mandate, in contrast to the current sub-adviser’s large cap value mandate. The Board also noted that ClearBridge currently serves as sub-adviser for an actively managed portion of another portfolio of the Trust that uses a multi cap growth strategy and as sub-adviser for another portfolio of the Trust that uses a large cap growth strategy. It is expected that ClearBridge will become the sub-adviser for the actively managed portion of the Portfolio effective on or about October 1, 2018.

In reaching its decision to approve the Sub-Advisory Agreement, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser would not receive but for the existence of the Portfolio). In considering the Sub-Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board also took into account information provided to the Trustees at prior Board meetings. During the relevant meeting, the Trustees met with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees met in executive session during the meeting to review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Sub-Advisory Agreement and also received from counsel materials addressing, among other things, the legal standards applicable to their consideration of the Sub-Advisory Agreement. In approving the Sub-Advisory Agreement, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of all information, determined that the proposed sub-advisory fee was reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Sub-Advisory Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the proposed Sub-Adviser. In addition to the investment performance information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to the Portfolio (or the allocated portion thereof) pursuant to the Sub-Advisory Agreement, and the proposed Sub-Adviser’s experience in serving as an investment adviser or sub-adviser for funds and/or accounts similar to the Portfolio. The Board considered that the proposed Sub-Adviser, subject to the oversight of the Adviser,

1451

would be responsible for making investment decisions with respect to the Portfolio (or the allocated portion thereof); placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio (or the allocated portion thereof); and performing certain related administrative functions. The Board also reviewed information regarding the proposed Sub-Adviser’s process for selecting investments for the Portfolio (or the allocated portion thereof), as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio manager who would provide services to the Portfolio. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio (or the allocated portion thereof) and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board received information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio (or the allocated portion thereof). The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser also was based, in part, on the Trustees’ experience and familiarity with ClearBridge’s serving as sub-adviser for other portfolios of the Trust and on periodic reports provided to the Trustees regarding the services provided by ClearBridge to those other portfolios.

The Board also factored into its review its familiarity with ClearBridge’s compliance program, policies and procedures, noting that it had considered the Portfolio’s Chief Compliance Officer’s evaluation of ClearBridge’s compliance program, policies and procedures, and the Chief Compliance Officer’s certification that they were consistent with applicable legal standards, in connection with its approval of the investment sub-advisory agreement with ClearBridge with respect to the other portfolios of the Trust. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser and reviewed information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio.

The Board also received and reviewed performance data relating to the proposed Sub-Adviser’s management of other funds and accounts with a similar investment strategy as the Portfolio (or the allocated portion thereof), as compared to an appropriate peer group and performance benchmarks. The Board also received and reviewed information regarding the performance of the ClearBridge Select composite relative to the performance of the current sub-adviser’s actively managed portion of the Portfolio over various time periods. The Board generally considered long-term performance to be more important than short-term performance. The Board also considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Portfolio (or the allocated portion thereof).

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses

The Board considered the proposed sub-advisory fee for the proposed Sub-Adviser in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that the sub-advisory fee rate to be payable to ClearBridge under the proposed Sub-Advisory Agreement is lower than the sub-advisory fee rate payable to the current sub-adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser and the management fee to be retained by the Adviser in light of, among other factors, the services provided to the Portfolio by the Adviser and the proposed Sub-Adviser. The Board also considered the proposed sub-advisory fee in light of the fees that the proposed Sub-Adviser charges under other advisory agreements with other clients. The Board noted that the management fee paid by the Portfolio to the Adviser would not change as a result of the approval of the Sub-Advisory Agreement.

The Board further noted that the Adviser, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee is reasonable.

1452

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. In this regard, the Board noted that the appointment of ClearBridge is expected to have a positive impact on the Adviser’s profitability at the Portfolio’s current asset levels. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee is the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances in each case for each of them.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for the Portfolio includes a breakpoint that would reduce the sub-advisory fee rate, based on the amount of Portfolio assets expected initially to be under the proposed Sub-Adviser’s management. In this regard, the Board acknowledged that the breakpoint in the sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board considered these factors, and the relationship they bear to the revised fee structure charged to the Portfolio by the Adviser, and concluded that there was a reasonable sharing of benefits from any economies of scale with the Portfolio.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board considered that the proposed Sub-Adviser, through its position as a Sub-Adviser to the Portfolio, may engage in “soft dollar” transactions. The Board also noted that ClearBridge currently serves as sub-adviser for other portfolios advised by the Adviser and receives sub-advisory fees with respect to those portfolios. The Board also recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolio. The Board also recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and the proposed Sub-Adviser may derive benefits from its association with the Adviser and other sub-advisers to the Portfolio. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser are reasonable.

1453

EQAT Proxy Voting Policies and Procedures to follow

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1454

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2018

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 27, 2018